UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Reports to Stockholders.

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Exponential Technologies ETF | XT | NASDAQ

Fund Performance Overview

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Performance as of January 31, 2018

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 15.98%, net of fees, while the total return for the Index was 16.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.11%	36.94%	37.69%	37.11%	36.94%	37.69%
Since Inception	16.28%	16.30%	16.55%	54.28%	54.36%	55.09%

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,159.80	$2.56	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Health Care	32.05%
Information Technology	31.90
Industrials	14.23
Telecommunication Services	9.23
Financials	6.04
Consumer Discretionary	3.21
Materials	2.34
Energy	0.55
Real Estate	0.45

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
United States	62.06%
Germany	5.39
France	4.54
United Kingdom	3.91
Switzerland	3.89
Japan	3.37
Sweden	2.66
Netherlands	2.41
Denmark	2.39
Canada	2.02

TOTAL	92.64%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.79%

BELGIUM — 0.98%
Proximus SADP	238,898	$8,083,014
UCB SA	106,003	9,270,141

		17,353,155
BRAZIL — 0.53%
TIM Participacoes SA	2,210,355	9,422,249

		9,422,249
CANADA — 2.02%
Air Canada[a]	417,400	8,134,682
BlackBerry Ltd.[a,b]	791,268	10,061,361
CGI Group Inc. Class Aa	164,964	9,466,084
WestJet Airlines Ltd.	392,399	7,871,329

		35,533,456
CHINA — 0.61%
Ping An Insurance Group Co. of China Ltd. Class H	903,500	10,702,526

		10,702,526
DENMARK — 2.39%
DSV A/S	104,077	8,588,591
Genmab A/Sa	42,683	7,844,721
H Lundbeck A/S	168,817	8,635,545
Novo Nordisk A/S Class B	155,040	8,652,261
Novozymes A/S Class B	151,429	8,427,931

		42,149,049
FRANCE — 4.53%
Airbus SE	76,926	8,864,330
Atos SE	56,852	8,994,572
BioMerieux	93,141	8,853,123
Bouygues SA	152,381	8,498,631
Capgemini SE	71,706	9,553,606
Orange SA	479,702	8,691,932
Sanofi	93,778	8,308,522
SCOR SE	203,011	9,117,082
STMicroelectronics NV	377,192	9,035,929

		79,917,727
GERMANY — 5.38%
BASF SE	74,231	8,722,082
Bayer AG Registered	65,382	8,586,423
Deutsche Boerse AG	69,434	8,939,510
Deutsche Telekom AG Registered	452,321	7,959,142
Hannover Rueck SE	63,113	8,656,397
Infineon Technologies AG	302,213	8,813,443

Security	Shares	Value
Merck KGaA	77,292	$8,475,141
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	38,038	8,981,989
QIAGEN NVa	259,140	8,696,872
SAP SE	76,424	8,647,491
Telefonica Deutschland Holding AG	1,653,640	8,384,293

		94,862,783
INDIA — 1.30%
Infosys Ltd. ADR	647,426	11,660,142
Wipro Ltd. ADR[b]	2,061,037	11,315,093

		22,975,235
ITALY — 0.47%
Telecom Italia SpA/Milano[a,b]	9,227,993	8,336,737

		8,336,737
JAPAN — 3.36%
Chugai Pharmaceutical Co. Ltd.	163,100	8,621,566
FANUC Corp.	40,200	10,855,160
Honda Motor Co. Ltd.	220,600	7,732,267
Mitsubishi Heavy Industries Ltd.	180,700	6,790,632
Takeda Pharmaceutical Co. Ltd.	148,200	8,709,660
Tokyo Electron Ltd.	48,500	9,090,834
Toyota Motor Corp.	109,900	7,531,052

		59,331,171
NETHERLANDS — 2.40%
ASM International NV	122,764	8,864,015
ASML Holding NV	47,440	9,644,859
Koninklijke KPN NV	2,253,515	7,916,635
RELX NV	343,321	7,662,107
Wolters Kluwer NV	156,724	8,323,038

		42,410,654
NORWAY — 0.48%
Telenor ASA	361,826	8,507,952

		8,507,952
RUSSIA — 0.58%
Mobile TeleSystems PJSC ADR	838,277	10,176,683

		10,176,683
SOUTH KOREA — 0.45%
Samsung Electronics Co. Ltd.	3,426	8,004,748

		8,004,748
SPAIN — 0.99%
Grifols SA	281,096	9,073,046

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2018

Security	Shares	Value
Telefonica SA	808,077	$8,307,984

		17,381,030
SWEDEN — 2.66%
Elekta AB Class B	961,555	9,210,949
Millicom International Cellular SA SDR	128,770	9,631,724
Swedish Orphan Biovitrum ABa,b	604,868	10,665,761
Tele2 AB Class B	636,177	7,982,889
Telia Co. AB	1,865,075	9,391,268

		46,882,591
SWITZERLAND — 3.88%
ABB Ltd. Registered	310,184	8,658,858
ams AGb	90,991	8,406,096
Kuehne + Nagel International AG Registered	46,297	8,511,357
Lonza Group AG Registered	31,569	8,792,184
Novartis AG Registered	97,989	8,875,510
Roche Holding AG	32,723	8,076,907
Swiss Re AG	90,062	8,893,816
Swisscom AG Registered	14,968	8,186,028

		68,400,756
TAIWAN — 0.95%
MediaTek Inc.	878,000	9,007,291
Taiwan Semiconductor Manufacturing Co. Ltd.	878,000	7,681,803

		16,689,094
UNITED KINGDOM — 3.90%
AstraZeneca PLC	128,159	8,905,575
BT Group PLC	2,306,416	8,378,350
GlaxoSmithKline PLC	469,972	8,824,548
London Stock Exchange Group PLC	160,005	8,935,306
RELX PLC	363,009	8,042,662
Shire PLC	167,936	7,946,517
Sky PLC	608,873	9,169,331
Vodafone Group PLC	2,683,807	8,571,878

		68,774,167
UNITED STATES — 61.93%
3D Systems Corp.[a,b]	855,315	8,758,426
3M Co.	33,864	8,482,932
Abbott Laboratories	146,731	9,120,799
AbbVie Inc.	85,371	9,580,334
Accenture PLC Class A	54,594	8,773,256
Adobe Systems Inc.[a]	46,399	9,268,664

Security	Shares	Value
Advanced Micro Devices Inc.[a,b]	804,184	$11,049,488
Agilent Technologies Inc.	122,673	9,007,878
Albemarle Corp.	63,121	7,043,672
Alexion Pharmaceuticals Inc.[a]	73,639	8,786,605
Allergan PLC	48,051	8,661,673
Alnylam Pharmaceuticals Inc.[a]	64,312	8,359,274
Alphabet Inc. Class Aa	7,600	8,984,872
Amazon.com Inc.[a]	6,587	9,557,012
AMETEK Inc.	112,961	8,618,924
Amgen Inc.	45,949	8,548,811
Amphenol Corp. Class A	90,833	8,426,577
Analog Devices Inc.	93,408	8,582,327
Apple Inc.	48,199	8,069,959
Applied Materials Inc.	157,525	8,448,066
Berkshire Hathaway Inc. Class Ba	41,360	8,866,757
Biogen Inc.[a]	25,471	8,859,069
BioMarin Pharmaceutical Inc.[a]	98,814	8,915,987
Bioverativ Inc.[a]	158,440	16,328,826
BlackRock Inc.[c]	15,434	8,670,821
Boeing Co. (The)	28,710	10,173,963
Boston Scientific Corp.[a]	318,545	8,906,518
Bristol-Myers Squibb Co.	131,867	8,254,874
Broadcom Ltd.	29,677	7,360,786
Cavium Inc.[a]	94,405	8,381,276
Celgene Corp.[a]	79,098	8,001,554
CH Robinson Worldwide Inc.	92,849	8,491,970
Charles River Laboratories International Inc.[a]	78,312	8,257,217
Cisco Systems Inc.	214,482	8,909,582
CME Group Inc.	51,923	7,969,142
Cognizant Technology Solutions Corp. Class A	142,596	11,119,636
Covanta Holding Corp.	546,099	8,928,719
CSRA Inc.	275,811	9,178,990
Cypress Semiconductor Corp.	542,934	9,387,329
Danaher Corp.	88,540	8,967,331
Dover Corp.	83,485	8,866,942
DowDuPont Inc.	114,506	8,654,363
DXC Technology Co.	86,596	8,620,632
Eaton Corp. PLC	106,183	8,916,187
eBay Inc.[a]	220,884	8,963,473
Eli Lilly & Co.	94,707	7,713,885
Emerson Electric Co.	124,337	8,980,862
Equinix Inc.	17,600	8,011,344
Exelixis Inc.[a]	307,654	9,324,993

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2018

Security	Shares	Value
Facebook Inc. Class Aa	46,738	$8,734,865
First Solar Inc.[a]	126,754	8,514,066
General Electric Co.	460,333	7,443,585
Gilead Sciences Inc.	110,130	9,228,894
Hologic Inc.[a]	193,449	8,260,272
Honeywell International Inc.	52,193	8,333,656
Illumina Inc.[a]	37,520	8,728,653
Incyte Corp.[a]	85,421	7,712,662
Intel Corp.	185,825	8,945,616
Intercept Pharmaceuticals Inc.[a,b]	138,256	8,585,698
Intercontinental Exchange Inc.	112,841	8,332,179
International Business Machines Corp.	52,632	8,615,858
Intuitive Surgical Inc.[a]	21,523	9,290,833
Ionis Pharmaceuticals Inc.[a,b]	153,228	8,047,535
IQVIA Holdings Inc.[a]	79,793	8,154,047
Jazz Pharmaceuticals PLC[a]	60,338	8,793,660
Johnson & Johnson	57,547	7,952,420
KLA-Tencor Corp.	77,679	8,529,154
Laboratory Corp. of America Holdings[a]	52,105	9,092,323
Lam Research Corp.	44,050	8,436,456
Marvell Technology Group Ltd.	367,674	8,577,834
Mastercard Inc. Class A	53,818	9,095,242
Maxim Integrated Products Inc.	156,405	9,540,705
Medtronic PLC	99,098	8,511,527
MercadoLibre Inc.[b]	29,291	11,338,546
Merck & Co. Inc.	150,447	8,913,985
Microchip Technology Inc.	93,113	8,866,220
Micron Technology Inc.[a]	193,665	8,467,034
Microsoft Corp.	99,724	9,474,777
Monsanto Co.	68,349	8,324,908
Myriad Genetics Inc.[a]	244,067	9,001,191
Nasdaq Inc.	101,589	8,219,566
Netflix Inc.[a]	43,230	11,685,069
NVIDIA Corp.	42,880	10,539,904
Oracle Corp.	169,624	8,750,902
PayPal Holdings Inc.[a]	109,893	9,376,071
Pfizer Inc.	235,915	8,738,292
PRA Health Sciences Inc.[a]	97,494	8,877,804
Qorvo Inc.[a]	114,216	8,197,282
QUALCOMM Inc.	124,117	8,470,985
Quest Diagnostics Inc.	82,630	8,743,907
Red Hat Inc.[a]	65,741	8,637,053
Regeneron Pharmaceuticals Inc.[a]	21,819	7,999,936

Security	Shares	Value
Rockwell Automation Inc.	42,097	$8,305,317
Roper Technologies Inc.	30,552	8,572,586
salesforce.com Inc.[a]	77,985	8,883,271
Schlumberger Ltd.	130,812	9,625,147
Seagate Technology PLC	205,258	11,330,242
Seattle Genetics Inc.[a,b]	141,305	7,390,252
Skyworks Solutions Inc.	84,414	8,205,885
Southwest Airlines Co.	131,294	7,982,675
Spirit AeroSystems Holdings Inc. Class A	95,720	9,797,899
Splunk Inc.[a]	100,009	9,237,831
Sprint Corp.[a,b]	1,414,259	7,538,000
Stryker Corp.	53,867	8,854,657
T-Mobile U.S. Inc.[a]	127,705	8,313,596
Tableau Software Inc. Class Aa,b	113,790	8,740,210
TE Connectivity Ltd.	86,382	8,856,746
Tesla Inc.[a,b]	30,606	10,844,012
Texas Instruments Inc.	83,255	9,130,576
Thermo Fisher Scientific Inc.	43,612	9,773,885
United Continental Holdings Inc.[a]	128,710	8,729,112
United Technologies Corp.	65,908	9,095,963
United Therapeutics Corp.[a,b]	60,334	7,783,086
UnitedHealth Group Inc.	36,955	8,750,205
Varian Medical Systems Inc.[a,b]	71,989	9,178,598
Verizon Communications Inc.	161,595	8,737,442
Versum Materials Inc.	212,379	7,815,547
Vertex Pharmaceuticals Inc.[a]	58,245	9,719,343
Waters Corp.[a]	40,825	8,802,278
Western Digital Corp.	103,068	9,170,991
Xilinx Inc.	117,654	8,591,095
XPO Logistics Inc.[a,b]	105,629	9,975,603
Zoetis Inc.	112,829	8,657,369

		1,092,583,168

TOTAL COMMON STOCKS
(Cost: $1,428,356,591)		1,760,394,931

SHORT-TERM INVESTMENTS — 3.86%

MONEY MARKET FUNDS — 3.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	66,623,564	66,636,888

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares	1,513,006	$1,513,006

1.28%[c,d]		68,149,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,141,155)		68,149,894

TOTAL INVESTMENTS IN SECURITIES — 103.65%		1,828,544,825
(Cost: $1,496,497,746)

Value
Other Assets, Less Liabilities — (3.65)%	$(64,359,026)

NET ASSETS — 100.00%	$1,764,185,799

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	97,324,829	—		(30,701,265)[b]	66,623,564	$66,636,888	$341,387	[c]	$(9,188)	$(3,770)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,364,915	148,091	[b]	—	1,513,006	1,513,006	9,336		—	—
BlackRock Inc.	12,267	5,931		(2,764)	15,434	8,670,821	71,110		40,654	1,933,780

						$76,820,715	$421,833		$31,466	$1,930,010

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,760,394,931	$—	$—	$1,760,394,931
Money market funds	68,149,894	—	—	68,149,894

Total	$1,828,544,825	$—	$—	$1,828,544,825

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,422,249,358
Affiliated (Note 2)	74,248,388

Total cost of investments in securities	$1,496,497,746

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,751,724,110
Affiliated (Note 2)	76,820,715
Foreign currency, at value[b]	2,937,875
Receivables:
Investment securities sold	713
Due from custodian (Note 4)	217,076
Dividends and interest	997,111
Capital shares sold	562,711
Tax reclaims	687,338

Total Assets	1,833,947,649

LIABILITIES
Payables:
Investment securities purchased	2,457,672
Collateral for securities on loan (Note 1)	66,640,889
Investment advisory fees (Note 2)	663,289

Total Liabilities	69,761,850

NET ASSETS	$1,764,185,799

Net assets consist of:
Paid-in capital	$1,375,434,399
Undistributed net investment income	101,674
Undistributed net realized gain	56,485,216
Net unrealized appreciation	332,164,510

NET ASSETS	$1,764,185,799

Shares outstanding[c]	46,600,000

Net asset value per share	$37.86

[a]	Securities on loan with a value of $64,364,983. See Note 1.
[b]	Cost of foreign currency: $2,906,705.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Six months ended January 31, 2018

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,622,493
Dividends — affiliated (Note 2)	80,446
Securities lending income — affiliated — net (Note 2)	341,387

Total investment income	8,044,326

EXPENSES
Investment advisory fees (Note 2)	3,424,717
Commitment fees (Note 7)	1,433

Total expenses	3,426,150

Net investment income	4,618,176

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,887,656)
Investments — affiliated (Note 2)	8,511
In-kind redemptions — unaffiliated	87,343,685
In-kind redemptions — affiliated (Note 2)	22,955
Foreign currency transactions	57,040

Net realized gain	84,544,535

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	128,180,444
Investments — affiliated (Note 2)	1,930,010
Translation of assets and liabilities in foreign currencies	3,739

Net change in unrealized appreciation/depreciation	130,114,193

Net realized and unrealized gain	214,658,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$219,276,904

[a]	Net of foreign withholding tax of $275,802.

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,618,176	$11,919,115
Net realized gain	84,544,535	45,671,153
Net change in unrealized appreciation/depreciation	130,114,193	173,123,800

Net increase in net assets resulting from operations	219,276,904	230,714,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,606,425)	(12,481,892)

Total distributions to shareholders	(4,606,425)	(12,481,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	620,773,597	306,392,550
Cost of shares redeemed	(218,798,209)	(141,419,614)

Net increase in net assets from capital share transactions	401,975,388	164,972,936

INCREASE IN NET ASSETS	616,645,867	383,205,112

NET ASSETS
Beginning of period	1,147,539,932	764,334,820

End of period	$1,764,185,799	$1,147,539,932

Undistributed net investment income included in net assets at end of period	$101,674	$89,923

SHARES ISSUED AND REDEEMED
Shares sold	17,750,000	10,850,000
Shares redeemed	(6,200,000)	(5,250,000)

Net increase in shares outstanding	11,550,000	5,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Mar. 19, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$32.74	$25.95	$25.84	$25.49

Income from investment operations:
Net investment income[b]	0.11	0.38	0.41	0.18
Net realized and unrealized gain[c]	5.11	6.79	0.11	0.31

Total from investment operations	5.22	7.17	0.52	0.49

Less distributions from:
Net investment income	(0.10)	(0.38)	(0.41)	(0.14)

Total distributions	(0.10)	(0.38)	(0.41)	(0.14)

Net asset value, end of period	$37.86	$32.74	$25.95	$25.84

Total return	15.98%[d]	27.80%	2.13%	1.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,764,186	$1,147,540	$764,335	$689,925
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.36%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.63%	1.32%	1.71%	1.90%
Portfolio turnover rate[f]	21%[d]	23%	28%	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017, July 31, 2016 and the period ended July 31, 2015 were 21%, 23%, 28% and 1%, respectively. See Note 4.

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Exponential Technologies	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas New York Branch	$42,813	$42,813	$—
Citigroup Global Markets Inc.	13,562,812	13,562,812	—
Credit Suisse Securities (USA) LLC	7,508,535	7,508,535	—
Deutsche Bank Securities Inc.	2,902,184	2,902,184	—
Goldman Sachs & Co.	4,218,800	4,218,800	—
HSBC Bank PLC	25,379	25,379	—
Jefferies LLC	134,451	134,451	—
JPMorgan Securities LLC	16,978,715	16,978,715	—
Merrill Lynch, Pierce, Fenner & Smith	11,856,346	11,856,346	—
Morgan Stanley & Co. LLC	2,014,289	2,014,289	—
National Financial Services LLC	125,348	125,348	—
Nomura Securities International Inc.	60,375	60,375	—
SG Americas Securities LLC	922,057	922,057	—
State Street Bank & Trust Company	2,317,271	2,317,271	—
UBS AG	1,695,608	1,695,608	—

	$64,364,983	$64,364,983	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.47%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2018, the

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Fund retained 71.5% of securities lending income and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2018, the Fund would have retained for the remainder of that calendar year 75% of securities lending income and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $124,379.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018, were $536,174,666 and $309,879,321, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2018, were $393,465,492 and $218,025,954, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $22,795,782 available to offset future realized capital gains.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,501,761,283. Net unrealized appreciation was $326,783,542, of which $354,224,999 represented gross unrealized appreciation on securities and $27,441,457 represented gross unrealized depreciation on securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2018.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Supplemental Information (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.081488	$—	$0.023393	$0.104881	78%	—%	22%	100%

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	25

Notes:

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-701-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE Growth ETF | EFG | Cboe BZX
➢	iShares MSCI EAFE Value ETF | EFV | Cboe BZX

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH ETF

Performance as of January 31, 2018

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 12.62%, net of fees, while the total return for the Index was 12.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.08%	29.78%	30.44%	30.08%	29.78%	30.44%
5 Years	8.46%	8.45%	8.77%	50.09%	50.03%	52.27%
10 Years	3.92%	3.77%	4.14%	46.92%	44.84%	50.00%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.20	$2.14	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Industrials	19.52%
Consumer Staples	18.13
Consumer Discretionary	13.67
Health Care	13.18
Information Technology	11.25
Materials	10.28
Financials	7.92
Real Estate	1.93
Energy	1.49
Telecommunication Services	1.32
Utilities	1.31

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
Japan	23.98%
United Kingdom	14.86
France	10.95
Germany	10.46
Switzerland	8.87
Australia	7.07
Netherlands	5.17
Hong Kong	3.67
Sweden	3.65
Denmark	3.01

TOTAL	91.69%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE VALUE ETF

Performance as of January 31, 2018

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”) The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.29%, net of fees, while the total return for the Index was 11.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.70%	24.60%	24.92%	24.70%	24.60%	24.92%
5 Years	6.62%	6.55%	6.85%	37.76%	37.33%	39.28%
10 Years	2.52%	2.45%	2.67%	28.28%	27.34%	30.20%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,112.90	$2.02	$1,000.00	$1,023.30	$1.94	0.38%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	35.24%
Consumer Discretionary	11.16
Industrials	10.03
Energy	9.07
Health Care	6.81
Telecommunication Services	6.34
Materials	6.28
Real Estate	5.07
Utilities	4.87
Consumer Staples	3.52
Information Technology	1.61

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	23.91%
United Kingdom	20.06
France	10.49
Germany	9.44
Switzerland	7.06
Australia	6.52
Spain	5.08
Italy	3.87
Hong Kong	3.45
Netherlands	2.25

TOTAL	92.13%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.07%

AUSTRALIA — 7.03%
AGL Energy Ltd.	310,115	$5,886,150
Alumina Ltd.	1,163,624	2,270,809
Amcor Ltd./Australia	533,691	6,292,196
APA Group	529,700	3,457,132
Aristocrat Leisure Ltd.	260,685	5,045,044
ASX Ltd.	90,084	3,993,038
Aurizon Holdings Ltd.	975,271	3,695,916
BHP Billiton Ltd.	1,519,619	37,161,449
BlueScope Steel Ltd.	271,174	3,183,956
Boral Ltd.	528,471	3,423,435
Brambles Ltd.	753,951	6,044,067
Caltex Australia Ltd.	83,370	2,347,283
Challenger Ltd./Australia	277,196	3,061,627
CIMIC Group Ltd.	47,732	1,822,008
Cochlear Ltd.	27,357	3,848,303
Computershare Ltd.	225,316	3,046,909
Crown Resorts Ltd.	189,719	2,035,531
CSL Ltd.	214,596	25,443,274
Domino’s Pizza Enterprises Ltd.[a]	29,337	1,140,033
Flight Centre Travel Group Ltd.[a]	27,925	1,153,904
Goodman Group	859,090	5,627,794
Incitec Pivot Ltd.	799,000	2,413,274
James Hardie Industries PLC	207,800	3,669,883
Macquarie Group Ltd.	149,295	12,467,554
Medibank Pvt Ltd.	1,309,110	3,551,174
Mirvac Group	494,061	880,145
Newcrest Mining Ltd.	365,970	6,718,124
Oil Search Ltd.	651,775	3,995,256
Orica Ltd.	111,818	1,738,457
Origin Energy Ltd.[b]	841,900	6,367,345
Ramsay Health Care Ltd.	67,243	3,721,659
REA Group Ltd.	25,047	1,493,755
Rio Tinto Ltd.	191,859	11,939,249
Santos Ltd.[b]	885,961	3,658,776
Seek Ltd.	157,025	2,485,802
Sonic Healthcare Ltd.	187,792	3,626,740
Sydney Airport	524,062	2,889,886
Transurban Group	1,017,415	9,902,699
Treasury Wine Estates Ltd.	350,826	4,863,473
Wesfarmers Ltd.	537,598	19,071,369
Westfield Corp.	620,807	4,594,664
Woodside Petroleum Ltd.	400,882	10,751,223
Woolworths Group Ltd.	597,412	13,037,181

		263,817,546

Security	Shares	Value
AUSTRIA — 0.13%
ANDRITZ AG	33,598	$2,022,420
Raiffeisen Bank International AGb	69,042	2,978,495

		5,000,915
BELGIUM — 1.43%
Anheuser-Busch InBev SA/NV	359,962	40,869,255
Colruyt SA	13,806	766,552
Telenet Group Holding NVb	25,047	1,932,983
UCB SA	58,661	5,130,003
Umicore SA	91,718	4,839,958

		53,538,751
DENMARK — 2.99%
AP Moller – Maersk A/S Class B	3,108	5,566,536
Carlsberg A/S Class B	49,672	6,400,440
Chr Hansen Holding A/S	47,204	4,140,286
Coloplast A/S Class B	55,808	4,975,284
DSV A/S	91,299	7,534,131
Genmab A/Sb	27,256	5,009,388
H Lundbeck A/S	32,757	1,675,629
ISS A/S	79,107	3,097,172
Novo Nordisk A/S Class B	879,478	49,080,708
Novozymes A/S Class B	106,562	5,930,813
Orsted A/Sc	87,135	5,309,019
Pandora A/S	50,973	4,849,696
Vestas Wind Systems A/S	101,098	6,921,275
William Demant Holding A/Sb	56,914	1,804,344

		112,294,721
FINLAND — 0.88%
Elisa OYJ	33,836	1,444,100
Kone OYJ Class B	159,415	9,155,059
Metso OYJ	51,523	1,806,802
Nokia OYJ	2,752,800	13,295,403
Nokian Renkaat OYJ	19,558	991,143
Orion OYJ Class B	33,089	1,331,427
Wartsila OYJ Abp	71,432	4,899,594

		32,923,528
FRANCE — 10.90%
Accor SA	35,041	2,001,460
Aeroports de Paris	14,058	2,929,885
Air Liquide SA	203,367	27,500,548
Airbus SE	274,476	31,628,395
Alstom SA	72,856	3,208,380
Amundi SAc	22,438	2,124,363
Arkema SA	32,307	4,141,361

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
Atos SE	44,691	$7,070,577
BioMerieux	17,205	1,635,348
Bollore SA	193,006	1,125,247
Bureau Veritas SA	126,038	3,707,051
Capgemini SE	77,132	10,276,528
Cie. de Saint-Gobain	238,988	13,937,734
Danone SA	281,534	24,361,088
Dassault Aviation SA	1,165	1,954,900
Dassault Systemes SE	61,094	7,068,900
Edenred	105,129	3,406,387
Eiffage SA	34,801	4,233,889
Essilor International Cie. Generale d’Optique SA	98,017	13,968,780
Eurazeo SA	9,559	1,009,214
Eurofins Scientific SE	5,158	3,373,430
Faurecia	34,299	3,092,652
Getlink SE Registered	222,189	3,127,750
Hermes International	14,745	8,177,696
Iliad SA	12,518	3,249,853
Ingenico Group SA	27,662	3,159,977
Ipsen SA	17,806	2,505,438
JCDecaux SA	35,266	1,531,492
Kering	35,923	18,249,496
L’Oreal SA	120,109	27,396,491
Legrand SA	127,798	10,669,880
LVMH Moet Hennessy Louis Vuitton SE	132,404	41,664,435
Pernod Ricard SA	100,980	16,139,611
Peugeot SA	103,865	2,340,663
Remy Cointreau SA	10,329	1,363,940
Safran SA	156,781	17,761,491
Schneider Electric SE	129,359	12,163,529
SEB SA	10,769	2,232,337
Societe BIC SA	13,618	1,565,835
Sodexo SA	44,385	5,714,494
STMicroelectronics NV	300,071	7,188,435
Suez	174,289	2,607,618
Teleperformance	25,530	3,883,269
Thales SA	50,325	5,664,884
Ubisoft Entertainment SAb	29,193	2,507,154
Valeo SA	114,177	9,031,989
Veolia Environnement SA	227,579	5,752,350
Vivendi SA	483,096	14,220,937
Wendel SA	12,244	2,289,470
Zodiac Aerospace[a]	97,474	3,039,350

		408,955,981

Security	Shares	Value
GERMANY — 9.96%
1&1 Drillisch AG	24,087	$2,010,428
adidas AG	89,110	20,791,952
Axel Springer SE	12,498	1,101,534
Bayer AG Registered	390,296	51,256,407
Beiersdorf AG	45,683	5,434,868
Brenntag AG	73,403	4,775,092
Commerzbank AGb	509,557	8,415,925
Continental AG	51,749	15,581,514
Covestro AGc	76,310	8,800,952
Deutsche Boerse AG	91,334	11,759,098
Deutsche Lufthansa AG Registered	73,149	2,618,944
Deutsche Post AG Registered	462,652	21,941,604
Deutsche Wohnen SE Bearer	169,554	7,688,480
E.ON SE	1,034,409	10,900,398
Fraport AG Frankfurt Airport Services Worldwide	19,289	2,288,549
Fresenius Medical Care AG & Co. KGaA	101,740	11,787,066
Fresenius SE & Co. KGaA	196,033	17,211,794
GEA Group AG	88,143	4,395,461
HeidelbergCement AG	70,758	7,693,454
Henkel AG & Co. KGaA	49,222	6,180,887
HOCHTIEF AG	9,241	1,674,993
HUGO BOSS AG	29,891	2,754,773
Infineon Technologies AG	538,635	15,708,222
K+S AG Registered[a]	86,913	2,449,111
KION Group AG	33,757	3,108,543
Lanxess AG	43,608	3,814,679
Linde AGb	88,179	21,596,319
MAN SE	13,654	1,629,508
Merck KGaA	61,180	6,708,445
MTU Aero Engines AG	24,198	4,349,876
Osram Licht AG	47,343	4,149,661
QIAGEN NVb	100,546	3,374,376
RWE AGb	85,026	1,707,449
SAP SE	464,020	52,504,565
Symrise AG	57,232	4,802,552
thyssenkrupp AG	207,387	6,546,651
United Internet AG Registered[d]	58,454	4,274,481
Wirecard AG	54,945	6,865,310
Zalando SEb,c	52,684	3,096,476

		373,750,397

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
HONG KONG — 3.65%
AIA Group Ltd.	5,713,200	$48,940,337
ASM Pacific Technology Ltd.	119,900	1,637,206
BOC Hong Kong Holdings Ltd.	555,000	2,834,801
CK Asset Holdings Ltd.	627,500	5,989,027
Galaxy Entertainment Group Ltd.	1,110,000	9,834,877
Hong Kong & China Gas Co. Ltd.	3,996,241	7,899,032
Hong Kong Exchanges & Clearing Ltd.	542,800	20,569,833
Jardine Strategic Holdings Ltd.	104,300	4,151,140
Kingston Financial Group Ltd.	1,998,000	1,553,144
Link REIT	1,054,500	9,329,651
Melco Resorts & Entertainment Ltd. ADR	117,141	3,488,459
MGM China Holdings Ltd.	435,600	1,342,201
Minth Group Ltd.	254,000	1,435,386
MTR Corp. Ltd.	543,000	3,110,216
Shangri-La Asia Ltd.	640,666	1,630,037
Techtronic Industries Co. Ltd.	654,500	4,359,735
WH Group Ltd.[c]	4,177,500	5,175,508
Wheelock & Co. Ltd.	132,000	1,033,696
Wynn Macau Ltd.	743,600	2,623,984

		136,938,270
IRELAND — 0.77%
CRH PLC	398,477	14,852,375
Kerry Group PLC Class A	75,273	8,040,895
Paddy Power Betfair PLC	37,821	4,400,590
Ryanair Holdings PLC ADR[b]	12,079	1,482,214

		28,776,074
ISRAEL — 0.41%
Bank Leumi Le-Israel BM	447,501	2,759,727
Check Point Software Technologies Ltd.[b]	61,305	6,339,550
Elbit Systems Ltd.	11,198	1,695,741
Frutarom Industries Ltd.	18,238	1,907,714
Nice Ltd.	28,567	2,615,354

		15,318,086
ITALY — 1.11%
Atlantia SpA	115,403	3,835,606
CNH Industrial NV	488,417	7,249,630
Davide Campari-Milano SpA	244,644	1,953,546
Ferrari NV	57,515	6,881,202
Fiat Chrysler Automobiles NVb	258,931	6,277,729
Leonardo SpA	166,564	2,016,873
Luxottica Group SpA	80,542	5,197,365

Security	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	96,811	$1,180,938
Prysmian SpA	99,273	3,504,790
Recordati SpA	49,516	2,261,974
Tenaris SA	77,367	1,351,729

		41,711,382
JAPAN — 23.87%
ABC-Mart Inc.	15,100	982,181
Acom Co. Ltd.[a,b]	185,900	810,667
Aeon Co. Ltd.	151,700	2,581,492
Aeon Mall Co. Ltd.	44,410	976,853
Air Water Inc.	67,200	1,435,053
Aisin Seiki Co. Ltd.	42,900	2,503,532
Ajinomoto Co. Inc.	244,200	4,630,974
Alps Electric Co. Ltd.	93,300	2,683,908
Amada Holdings Co. Ltd.	64,800	959,340
ANA Holdings Inc.	44,400	1,806,019
Asahi Group Holdings Ltd.	186,000	9,356,658
Asahi Kasei Corp.	577,200	7,532,604
Asics Corp.	75,900	1,248,833
Astellas Pharma Inc.	986,300	13,011,516
Bandai Namco Holdings Inc.	98,000	3,196,189
Brother Industries Ltd.	111,000	2,838,175
Calbee Inc.	37,500	1,319,225
Casio Computer Co. Ltd.	86,900	1,317,571
Chugai Pharmaceutical Co. Ltd.	103,500	5,471,073
Coca-Cola Bottlers Japan Holdings Inc.	36,000	1,271,403
CYBERDYNE Inc.[a,b]	42,900	742,020
Daifuku Co. Ltd.	44,400	2,969,356
Daikin Industries Ltd.	117,200	14,060,135
Daito Trust Construction Co. Ltd.	33,300	5,816,174
Daiwa House Industry Co. Ltd.	267,900	10,565,796
Denso Corp.	230,000	14,376,712
Dentsu Inc.	102,100	4,569,269
Disco Corp.	13,300	3,111,923
Don Quijote Holdings Co. Ltd.	55,500	3,076,130
East Japan Railway Co.	157,000	15,598,598
Eisai Co. Ltd.	34,600	1,975,105
FamilyMart UNY Holdings Co. Ltd.	20,700	1,384,362
FANUC Corp.	91,900	24,815,652
Fast Retailing Co. Ltd.	25,100	11,196,180
Fujitsu Ltd.	926,000	6,819,765
Hakuhodo DY Holdings Inc.	109,400	1,641,677
Hamamatsu Photonics KK	66,600	2,458,870

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
Hankyu Hanshin Holdings Inc.	55,500	$2,234,643
Hikari Tsushin Inc.	9,900	1,437,543
Hino Motors Ltd.	122,100	1,614,129
Hirose Electric Co. Ltd.	10,045	1,504,610
Hisamitsu Pharmaceutical Co. Inc.	20,900	1,436,031
Hitachi Chemical Co. Ltd.	43,000	1,096,322
Hitachi Construction Machinery Co. Ltd.	50,200	2,246,594
Hitachi High-Technologies Corp.	31,900	1,496,294
Hitachi Ltd.	2,220,000	17,620,888
Hoshizaki Corp.	25,300	2,389,657
Hoya Corp.	185,900	9,484,468
Hulic Co. Ltd.	141,900	1,796,581
IHI Corp.	75,900	2,537,996
Iida Group Holdings Co. Ltd.	22,200	439,505
Isuzu Motors Ltd.	86,900	1,464,057
Japan Airport Terminal Co. Ltd.	20,900	806,092
Japan Exchange Group Inc.	251,900	4,525,454
Kakaku.com Inc.	64,900	1,136,218
Kansai Paint Co. Ltd.	97,900	2,417,118
Kao Corp.	233,100	16,150,752
Keihan Holdings Co. Ltd.	44,400	1,403,326
Keikyu Corp.	101,000	1,989,373
Keio Corp.	33,311	1,580,789
Keisei Electric Railway Co. Ltd.	64,900	2,196,926
Keyence Corp.	45,974	27,979,047
Kikkoman Corp.	69,400	2,867,427
Kintetsu Group Holdings Co. Ltd.	86,900	3,431,258
Kirin Holdings Co. Ltd.	200,500	4,998,035
Koito Manufacturing Co. Ltd.	53,900	3,787,394
Komatsu Ltd.	430,400	16,698,676
Konami Holdings Corp.	38,700	2,212,340
Kose Corp.	14,000	2,411,250
Kubota Corp.	504,900	10,254,806
Kuraray Co. Ltd.	153,300	2,865,027
Kurita Water Industries Ltd.	33,300	1,089,103
Kyowa Hakko Kirin Co. Ltd.	122,700	2,399,931
Kyushu Electric Power Co. Inc.	141,400	1,546,714
LINE Corp.[a,b]	20,900	989,904
Lion Corp.	108,900	2,041,220
M3 Inc.	99,900	3,651,697
Mabuchi Motor Co. Ltd.	22,200	1,313,838
Makita Corp.	108,900	5,127,992
McDonald’s Holdings Co. Japan Ltd.	32,000	1,439,421

Security	Shares	Value
MEIJI Holdings Co. Ltd.	57,600	$4,817,810
MINEBEA MITSUMI Inc.	180,200	4,072,680
MISUMI Group Inc.	130,900	3,939,412
Mitsubishi Estate Co. Ltd.	400,800	7,668,644
Mitsubishi Gas Chemical Co. Inc.	42,500	1,199,212
Mitsui OSK Lines Ltd.	53,900	1,930,732
Mixi Inc.	11,100	489,639
Murata Manufacturing Co. Ltd.	91,200	13,460,052
Nabtesco Corp.	55,500	2,618,524
Nagoya Railroad Co. Ltd.	53,500	1,406,179
Nexon Co. Ltd.[b]	86,900	2,885,919
NGK Insulators Ltd.	122,100	2,485,513
NGK Spark Plug Co. Ltd.	55,500	1,459,764
NH Foods Ltd.	79,000	1,897,650
Nidec Corp.	112,700	18,016,719
Nikon Corp.	153,400	2,975,107
Nintendo Co. Ltd.	52,000	22,852,274
Nippon Paint Holdings Co. Ltd.	75,900	2,715,309
Nippon Prologis REIT Inc.	777	1,783,139
Nippon Yusen KKb	75,900	1,898,978
Nissan Chemical Industries Ltd.	58,000	2,361,871
Nisshin Seifun Group Inc.	44,400	889,586
Nissin Foods Holdings Co. Ltd.	20,900	1,547,084
Nitori Holdings Co. Ltd.	37,600	5,988,512
Nitto Denko Corp.	77,800	7,108,948
NOK Corp.	22,200	516,383
Nomura Research Institute Ltd.	27,190	1,250,459
NTT Data Corp.	285,000	3,349,869
Obic Co. Ltd.	31,900	2,481,160
Odakyu Electric Railway Co. Ltd.	97,900	2,152,535
Oji Holdings Corp.	429,000	2,935,853
Olympus Corp.	141,900	5,453,442
Omron Corp.	90,900	5,671,101
Ono Pharmaceutical Co. Ltd.	196,900	4,860,492
Oracle Corp. Japan	16,000	1,286,977
Oriental Land Co. Ltd./Japan	102,600	10,019,843
Otsuka Corp.	24,400	2,045,348
Otsuka Holdings Co. Ltd.	64,600	2,867,955
Panasonic Corp.	1,045,200	15,502,531
Park24 Co. Ltd.	53,900	1,346,574
Persol Holdings Co. Ltd.	77,700	1,934,047
Pola Orbis Holdings Inc.	42,900	1,678,192
Rakuten Inc.[b]	450,000	4,064,037
Recruit Holdings Co. Ltd.	526,900	12,835,208
Renesas Electronics Corp.[b]	237,800	2,795,084

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
Ricoh Co. Ltd.	333,000	$3,270,359
Rinnai Corp.	15,500	1,458,339
Rohm Co. Ltd.	44,700	4,901,828
Ryohin Keikaku Co. Ltd.	11,100	3,706,610
Santen Pharmaceutical Co. Ltd.	175,500	2,863,501
Secom Co. Ltd.	66,600	5,089,801
Seibu Holdings Inc.	111,300	2,222,839
Seven & i Holdings Co. Ltd.	355,200	14,597,840
Seven Bank Ltd.	152,900	563,106
Sharp Corp./Japan[a,b]	64,900	2,422,862
Shimadzu Corp.	119,900	3,021,803
Shimano Inc.	35,300	5,044,936
Shimizu Corp.	260,300	2,663,690
Shin-Etsu Chemical Co. Ltd.	184,700	20,998,827
Shionogi & Co. Ltd.	141,900	7,848,017
Shiseido Co. Ltd.	179,800	9,225,961
SMC Corp./Japan	26,900	13,189,391
SoftBank Group Corp.	394,900	32,487,765
Sohgo Security Services Co. Ltd.	33,300	1,802,968
Sony Corp.	592,800	28,289,086
Stanley Electric Co. Ltd.	66,600	2,699,876
Start Today Co. Ltd.	91,300	2,680,743
Subaru Corp.	101,700	3,370,900
Sumco Corp.	111,000	3,022,234
Sumitomo Chemical Co. Ltd.	701,000	5,137,648
Sumitomo Dainippon Pharma Co. Ltd.	31,800	469,622
Sumitomo Heavy Industries Ltd.	55,500	2,529,545
Sumitomo Metal Mining Co. Ltd.	40,900	1,913,950
Sumitomo Realty & Development Co. Ltd.	165,000	6,327,608
Sundrug Co. Ltd.	33,300	1,432,307
Suntory Beverage & Food Ltd.	64,900	3,097,696
Suruga Bank Ltd.	86,900	1,753,047
Suzuken Co. Ltd./Aichi Japan	11,100	472,351
Suzuki Motor Corp.	163,900	9,351,557
Sysmex Corp.	74,500	5,842,334
Taiyo Nippon Sanso Corp.	64,900	1,003,035
Takeda Pharmaceutical Co. Ltd.	119,900	7,046,480
TDK Corp.	60,700	5,588,704
Teijin Ltd.	33,300	735,526
Terumo Corp.	152,900	7,480,061
THK Co. Ltd.	55,500	2,298,200
Tobu Railway Co. Ltd.	53,500	1,796,322
Toho Co. Ltd./Tokyo	53,900	1,822,097

Security	Shares	Value
Tokyo Electron Ltd.	74,100	$13,889,295
Tokyu Corp.	158,300	2,645,222
Toray Industries Inc.	691,900	6,877,482
Toshiba Corp.[b]	1,534,000	4,370,611
Tosoh Corp.	137,100	3,140,030
TOTO Ltd.	66,600	3,801,182
Toyo Suisan Kaisha Ltd.	20,800	843,205
Toyoda Gosei Co. Ltd.	11,100	294,393
Trend Micro Inc./Japan[b]	58,500	3,151,299
Tsuruha Holdings Inc.	17,000	2,367,276
Unicharm Corp.	188,700	5,039,261
USS Co. Ltd.	67,400	1,500,454
West Japan Railway Co.	70,100	5,250,677
Yahoo Japan Corp.	680,900	3,274,907
Yakult Honsha Co. Ltd.	42,900	3,584,334
Yamaha Corp.	55,500	2,285,489
Yamaha Motor Co. Ltd.	131,300	4,354,413
Yamato Holdings Co. Ltd.	153,300	3,949,243
Yamazaki Baking Co. Ltd.	44,400	873,723
Yaskawa Electric Corp.	119,900	6,173,222
Yokogawa Electric Corp.	69,800	1,480,984

		895,425,857
NETHERLANDS — 5.14%
AerCap Holdings NVb	31,635	1,711,453
Akzo Nobel NV	119,518	11,229,254
Altice NV Class Ab	251,261	2,709,402
ArcelorMittal[b]	157,692	5,741,102
ASML Holding NV	183,671	37,341,503
Heineken Holding NV	54,870	5,844,295
Heineken NV	122,228	13,789,171
Koninklijke DSM NV	86,693	8,987,580
Koninklijke KPN NV	1,559,772	5,479,504
Koninklijke Philips NV	444,613	18,200,393
NXP Semiconductors NVb	163,846	19,713,951
RELX NV	450,911	10,063,260
Unilever NV CVA	767,618	44,609,550
Wolters Kluwer NV	141,639	7,521,929

		192,942,347
NEW ZEALAND — 0.18%
Auckland International Airport Ltd.	452,848	2,243,848
Fisher & Paykel Healthcare Corp. Ltd.	242,646	2,397,423
Mercury NZ Ltd.	255,705	652,903
Ryman Healthcare Ltd.	187,557	1,519,979

		6,814,153

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
NORWAY — 0.37%
Marine Harvest ASA	64,993	$1,129,882
Norsk Hydro ASA	636,880	4,662,749
Orkla ASA	391,680	4,093,192
Schibsted ASA Class B	42,306	1,281,365
Yara International ASA	54,661	2,638,237

		13,805,425
PORTUGAL — 0.13%
Galp Energia SGPS SA	119,517	2,288,414
Jeronimo Martins SGPS SA	122,588	2,619,810

		4,908,224
SINGAPORE — 1.30%
City Developments Ltd.	198,000	2,005,408
ComfortDelGro Corp. Ltd.	1,021,900	1,639,161
DBS Group Holdings Ltd.	846,000	17,059,578
Genting Singapore PLC	2,878,700	2,968,412
Jardine Cycle & Carriage Ltd.	47,800	1,457,878
Oversea-Chinese Banking Corp. Ltd.	954,600	9,427,878
SATS Ltd.	317,900	1,342,795
Singapore Exchange Ltd.	372,900	2,335,610
Singapore Technologies Engineering Ltd.	747,100	1,923,103
United Overseas Bank Ltd.	310,800	6,511,797
Wilmar International Ltd.	768,900	1,879,377

		48,550,997
SPAIN — 1.58%
Aena SME SAc	31,862	6,963,979
Amadeus IT Group SA	207,219	16,128,785
CaixaBank SA	1,117,483	6,051,480
Ferrovial SA	229,497	5,281,928
Grifols SA	141,615	4,570,963
Industria de Diseno Textil SA	511,100	18,381,617
International Consolidated Airlines Group SA	181,254	1,652,836

		59,031,588
SWEDEN — 3.63%
Alfa Laval AB	90,298	2,376,293
Assa Abloy AB Class B	478,240	10,624,849
Atlas Copco AB Class A	317,195	14,921,835
Atlas Copco AB Class B	184,297	7,714,922
Boliden AB	127,028	4,622,141
Electrolux AB Class B	115,593	4,094,210
Essity AB Class Bb	285,889	8,589,955

Security	Shares	Value
Getinge AB Class B	108,752	$1,493,964
Hennes & Mauritz AB Class B	447,984	7,947,303
Hexagon AB Class B	121,632	7,267,413
Husqvarna AB Class B	203,673	2,132,025
Industrivarden AB Class C	31,857	851,332
Investor AB Class B	210,789	10,334,820
Kinnevik AB Class B	105,561	3,862,529
L E Lundbergforetagen AB Class B	18,465	1,495,161
Lundin Petroleum ABb	85,514	2,136,625
Millicom International Cellular SA SDR	31,427	2,350,673
Sandvik AB	539,582	10,658,368
Securitas AB Class B	148,786	2,762,803
Swedish Match AB	85,110	3,458,796
Tele2 AB Class B	165,390	2,075,350
Telefonaktiebolaget LM Ericsson Class B	1,448,217	9,329,656
Volvo AB Class B	742,830	15,212,198

		136,313,221
SWITZERLAND — 8.82%
ABB Ltd. Registered	866,222	24,180,788
Adecco Group AG Registered	77,763	6,407,752
Barry Callebaut AG Registered	979	2,007,287
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	489	3,066,771
Chocoladefabriken Lindt & Spruengli AG Registered	44	3,294,320
Cie. Financiere Richemont SA Class A Registered	246,846	23,718,034
Clariant AG Registered	105,228	3,015,570
Credit Suisse Group AG Registered	541,498	10,461,816
Dufry AG Registered[b]	16,663	2,593,735
EMS-Chemie Holding AG Registered	3,950	2,906,411
Geberit AG Registered	17,688	8,391,145
Givaudan SA Registered	4,389	10,575,904
Julius Baer Group Ltd.	27,864	1,915,350
Kuehne + Nagel International AG Registered	22,460	4,129,103
Lonza Group AG Registered	35,421	9,864,992
Nestle SA Registered	956,744	82,768,236
Pargesa Holding SA Bearer	19,045	1,739,372

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
Partners Group Holding AG	8,350	$6,498,736
Roche Holding AG	331,844	81,907,924
Schindler Holding AG Participation Certificates	19,671	4,938,911
Schindler Holding AG Registered	9,559	2,330,109
SGS SA Registered	2,563	6,901,021
Sika AG Bearer	1,016	8,814,587
Sonova Holding AG Registered	25,051	4,044,917
Straumann Holding AG Registered	4,949	3,785,218
Swatch Group AG (The) Bearer	15,596	7,155,437
Swatch Group AG (The) Registered	2,664	230,550
Vifor Pharma AG	22,928	3,379,019

		331,023,015
UNITED KINGDOM — 14.79%
Antofagasta PLC	80,903	1,071,098
Ashtead Group PLC	238,348	7,134,747
Associated British Foods PLC	166,448	6,468,941
AstraZeneca PLC	384,171	26,695,462
Auto Trader Group PLC[c]	471,916	2,416,589
Barclays PLC	2,870,310	8,161,001
Barratt Developments PLC	174,668	1,453,559
BP PLC	3,188,142	22,718,362
British American Tobacco PLC	1,083,142	74,226,210
Bunzl PLC	159,445	4,670,820
Burberry Group PLC	203,689	4,573,668
Carnival PLC	88,208	6,234,180
Cobham PLC[b]	492,840	916,353
Coca-Cola European Partners PLC	96,750	3,885,480
Coca-Cola HBC AG	86,078	2,896,156
Compass Group PLC	746,949	15,747,101
ConvaTec Group PLC[c]	635,203	1,826,454
Croda International PLC	62,423	3,980,386
DCC PLC	43,993	4,632,587
Diageo PLC	1,189,059	42,822,086
Experian PLC	437,254	10,091,768
Ferguson PLC	120,998	9,353,467
Fresnillo PLC	107,690	2,058,210
G4S PLC	734,789	2,970,670
GKN PLC	284,362	1,709,706
Glencore PLC	5,789,406	33,235,921
Hargreaves Lansdown PLC	127,938	3,379,429
IMI PLC	109,481	2,069,087
InterContinental Hotels Group PLC	85,366	5,720,121

Security	Shares	Value
Intertek Group PLC	76,593	$5,472,096
Johnson Matthey PLC	93,521	4,601,508
London Stock Exchange Group PLC	151,206	8,443,935
Mediclinic International PLC[a]	175,202	1,487,900
Merlin Entertainments PLC[c]	324,395	1,515,852
Persimmon PLC	66,782	2,376,084
Prudential PLC	1,230,079	33,340,404
Randgold Resources Ltd.	44,082	4,441,988
Reckitt Benckiser Group PLC	314,396	30,415,324
RELX PLC	505,178	11,192,493
Rolls-Royce Holdings PLC	788,617	9,779,071
RSA Insurance Group PLC	482,816	4,254,103
Sage Group PLC (The)	519,399	5,533,677
Severn Trent PLC	76,209	2,117,067
Shire PLC	428,671	20,284,165
Sky PLC	493,109	7,425,981
Smith & Nephew PLC	415,822	7,503,848
Smiths Group PLC	97,252	2,210,681
St. James’s Place PLC	250,547	4,234,512
Standard Chartered PLC[b]	1,557,820	18,156,586
Tesco PLC	3,885,706	11,548,649
TUI AG	94,177	2,133,416
Unilever PLC	596,577	33,934,500
United Utilities Group PLC	113,399	1,190,092
Weir Group PLC (The)	102,960	3,234,292
Whitbread PLC	88,253	4,870,663

		554,818,506

TOTAL COMMON STOCKS
(Cost: $2,793,609,377)		3,716,658,984

PREFERRED STOCKS — 0.45%

GERMANY — 0.45%
Fuchs Petrolub SE, Preference Shares	33,066	1,812,447
Henkel AG & Co. KGaA, Preference Shares	83,613	11,728,521
Porsche Automobil Holding SE, Preference Shares	24,642	2,283,915
Schaeffler AG, Preference Shares	43,816	874,160

		16,699,043

TOTAL PREFERRED STOCKS
(Cost: $12,662,924)		16,699,043

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	14,066,482	$14,069,296
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	1,107,186	1,107,186

		15,176,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,175,122)		15,176,482

Value
TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $2,821,447,423)	$3,748,534,509
Other Assets, Less Liabilities — 0.08%	3,149,357

NET ASSETS — 100.00%	$3,751,683,866

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,929,526	—		(2,863,044)[b]	14,066,482	$14,069,296	$240,479	[c]	$243	$(2,356)
BlackRock Cash Funds: Treasury, SL Agency Shares	710,399	396,787	[b]	—	1,107,186	1,107,186	12,081		—	—

						$15,176,482	$252,560		$243	$(2,356)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	152	Mar 2018	$6,817	$48,882
FTSE 100 Index	58	Mar 2018	6,159	(108,728)
TOPIX Index	31	Mar 2018	5,224	(10,311)

				$(70,157)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,716,658,984	$—	$—	$3,716,658,984
Preferred stocks	16,699,043	—	—	16,699,043
Money market funds	15,176,482	—	—	15,176,482

Total	$3,748,534,509	$—	$—	$3,748,534,509

Derivative financial instruments[a]
Assets
Futures contracts	$48,882	$—	$—	$48,882
Liabilities
Futures contracts	(119,039)	—	—	(119,039)

Total	$(70,157)	$—	$—	$(70,157)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.87%

AUSTRALIA — 6.50%
AMP Ltd.	2,524,060	$10,730,253
AusNet Services	1,739,379	2,387,343
Australia & New Zealand Banking Group Ltd.	2,524,130	58,415,072
Bank of Queensland Ltd.	345,123	3,462,551
Bendigo & Adelaide Bank Ltd.	419,038	3,973,391
BGP Holdings PLC[a,b]	2,256,851	28
Caltex Australia Ltd.	85,313	2,401,988
Coca-Cola Amatil Ltd.	455,310	3,089,599
Commonwealth Bank of Australia	1,489,552	95,130,217
Dexus	873,550	6,741,114
Fortescue Metals Group Ltd.	1,369,285	5,499,542
GPT Group (The)	1,538,937	6,268,156
Harvey Norman Holdings Ltd.	501,454	1,835,357
Healthscope Ltd.	1,421,937	2,222,228
Insurance Australia Group Ltd.	2,020,632	11,846,137
LendLease Group	482,394	6,187,398
Mirvac Group	2,381,761	4,242,988
National Australia Bank Ltd.	2,311,928	54,533,801
Orica Ltd.	126,662	1,969,240
QBE Insurance Group Ltd.	1,191,186	10,397,988
Scentre Group	4,589,875	15,424,104
South32 Ltd.	4,491,908	13,894,573
Stockland	2,081,324	7,112,186
Suncorp Group Ltd.	1,108,559	12,261,977
Tabcorp Holdings Ltd.	1,629,128	6,820,194
Telstra Corp. Ltd.	3,640,611	10,819,105
TPG Telecom Ltd.	304,371	1,569,978
Vicinity Centres	2,876,333	6,265,308
Westfield Corp.	575,483	4,259,216
Westpac Banking Corp.	2,920,028	73,204,697

		442,965,729
AUSTRIA — 0.41%
Erste Group Bank AG	258,659	13,059,762
OMV AG	128,010	8,270,037
Voestalpine AG	101,746	6,626,496

		27,956,295
BELGIUM — 0.77%
Ageas	161,682	8,568,212
Colruyt SA	26,230	1,456,371
Groupe Bruxelles Lambert SA	64,860	7,666,244
KBC Group NV	216,401	20,865,619

Security	Shares	Value
Proximus SADP	133,715	$4,524,191
Solvay SA	65,099	9,451,868

		52,532,505
DENMARK — 0.57%
AP Moller – Maersk A/S Class A	3,165	5,430,225
Danske Bank A/S	646,700	26,358,584
TDC A/S	717,607	4,805,908
Tryg A/S	105,811	2,584,082

		39,178,799
FINLAND — 1.02%
Elisa OYJ	63,528	2,711,338
Fortum OYJ	383,163	8,336,489
Neste OYJ	110,119	7,638,227
Nokian Renkaat OYJ	64,625	3,275,009
Orion OYJ Class B	30,522	1,228,136
Sampo OYJ Class A	386,099	22,495,575
Stora Enso OYJ Class R	468,262	8,061,725
UPM-Kymmene OYJ	459,222	15,526,143

		69,272,642
FRANCE — 10.46%
Accor SA	99,953	5,709,081
AXA SA	1,668,470	55,069,784
BNP Paribas SA	967,100	80,237,365
Bollore SA	430,386	2,509,199
Bouygues SA	179,778	10,026,623
Carrefour SA	500,551	12,019,150
Casino Guichard Perrachon SA	46,657	2,737,011
Cie. Generale des Etablissements Michelin Class B	147,628	23,687,305
CNP Assurances	143,284	3,684,160
Credit Agricole SA	970,812	18,352,485
Electricite de France SA	492,430	6,793,902
Engie SA	1,570,890	27,357,978
Eurazeo SA	21,032	2,220,503
Eutelsat Communications SA	151,626	3,347,098
Fonciere Des Regions	27,685	3,050,517
Gecina SA	40,755	7,981,132
ICADE	29,127	3,167,678
Imerys SA	30,567	3,286,205
Klepierre SA	184,991	8,478,352
Lagardere SCA	106,848	3,343,621
Natixis SA	801,439	7,322,214
Orange SA	1,714,230	31,060,888
Peugeot SA	326,412	7,355,898

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
Publicis Groupe SA	179,046	$12,419,236
Renault SA	165,380	18,247,387
Rexel SA	254,400	4,601,663
Sanofi	977,776	86,628,774
Schneider Electric SE	254,565	23,936,554
SCOR SE	145,768	6,546,339
SES SA	317,280	4,968,314
Societe Generale SA	660,356	38,544,740
TOTAL SA	2,046,076	118,867,954
Unibail-Rodamco SE	85,678	22,051,122
Vinci SA	433,106	46,940,153

		712,550,385
GERMANY — 8.69%
Allianz SE Registered	387,437	98,219,236
Axel Springer SE	20,548	1,811,036
BASF SE	790,250	92,853,728
Bayerische Motoren Werke AG	284,978	32,650,405
Daimler AG Registered	828,852	76,129,376
Deutsche Bank AG Registered	1,782,440	32,849,713
Deutsche Lufthansa AG Registered	72,306	2,588,762
Deutsche Telekom AG Registered	2,869,633	50,494,707
Evonik Industries AG	139,002	5,506,545
Hannover Rueck SE	53,217	7,299,091
Innogy SEc	120,722	4,616,957
METRO AGb,d	152,833	3,331,856
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	134,564	31,774,866
ProSiebenSat.1 Media SE Registered	198,978	7,632,131
RTL Group SAb	37,386	3,180,979
RWE AGb	291,886	5,861,508
Siemens AG Registered	659,533	100,368,308
Telefonica Deutschland Holding AG	650,501	3,298,173
Uniper SE	168,544	5,045,429
Volkswagen AG	28,460	6,328,549
Vonovia SE	416,796	20,618,377

		592,459,732
HONG KONG — 3.44%
Bank of East Asia Ltd. (The)	1,038,600	4,494,897
BOC Hong Kong Holdings Ltd.	2,129,000	10,874,397

Security	Shares	Value
CK Asset Holdings Ltd.	1,128,000	$10,765,932
CK Hutchison Holdings Ltd.	2,302,500	31,086,819
CK Infrastructure Holdings Ltd.	554,500	4,937,822
CLP Holdings Ltd.	1,438,500	14,685,797
First Pacific Co. Ltd./Hong Kong	1,722,000	1,228,514
Hang Lung Group Ltd.	795,000	3,023,896
Hang Lung Properties Ltd.	1,939,088	5,131,928
Hang Seng Bank Ltd.	651,500	15,509,822
Henderson Land Development Co. Ltd.	935,400	6,541,802
HK Electric Investments & HK Electric Investments Ltd.[c,d]	2,400,000	2,218,515
HKT Trust & HKT Ltd.	3,165,000	3,945,400
Hongkong Land Holdings Ltd.	1,016,000	7,315,200
Hysan Development Co. Ltd.	509,000	2,843,884
Jardine Matheson Holdings Ltd.	185,100	11,750,148
Kerry Properties Ltd.	540,500	2,584,521
Li & Fung Ltd.	5,022,000	2,561,901
MTR Corp. Ltd.	430,500	2,465,834
New World Development Co. Ltd.	4,944,000	8,002,486
NWS Holdings Ltd.	1,367,000	2,663,583
PCCW Ltd.	3,655,000	2,107,544
Power Assets Holdings Ltd.	1,196,000	10,635,087
Sands China Ltd.	2,072,400	12,347,307
Sino Land Co. Ltd.	2,734,000	5,040,533
SJM Holdings Ltd.	1,864,000	1,863,654
Sun Hung Kai Properties Ltd.	1,232,000	21,406,363
Swire Pacific Ltd. Class A	411,000	4,111,866
Swire Properties Ltd.	998,800	3,492,598
Wharf Holdings Ltd. (The)	1,094,419	4,484,607
Wharf Real Estate Investment Co. Ltd.[b]	1,094,419	7,562,964
Wheelock & Co. Ltd.	497,000	3,892,021
Yue Yuen Industrial Holdings Ltd.	698,000	3,150,234

		234,727,876
IRELAND — 0.18%
AIB Group PLC	691,386	4,836,168
Bank of Ireland Group PLC[b]	738,680	7,232,858
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	3

		12,069,029
ISRAEL — 0.53%
Azrieli Group Ltd.	32,961	1,800,720
Bank Hapoalim BM	930,610	6,986,193
Bank Leumi Le-Israel BM	442,256	2,727,381

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
Bezeq The Israeli Telecommunication Corp. Ltd.	1,861,190	$3,080,970
Israel Chemicals Ltd.	443,980	1,876,118
Mizrahi Tefahot Bank Ltd.	107,853	2,107,342
Teva Pharmaceutical Industries Ltd. ADR[d]	851,863	17,386,524

		35,965,248
ITALY — 3.75%
Assicurazioni Generali SpA	1,073,035	21,347,639
Atlantia SpA	179,109	5,952,978
Enel SpA	7,048,855	44,871,493
Eni SpA	2,194,380	39,599,652
EXOR NV	91,706	7,108,186
Fiat Chrysler Automobiles NVb	459,930	11,150,909
Intesa Sanpaolo SpA	11,596,140	45,656,256
Mediobanca Banca di Credito Finanziario SpA	420,955	5,134,973
Poste Italiane SpA[c]	451,254	3,746,167
Snam SpA	2,002,667	9,777,212
Telecom Italia SpA/Milano[b]	9,841,323	8,890,830
Tenaris SA	267,610	4,675,588
Terna Rete Elettrica Nazionale SpA	1,261,114	7,616,370
UniCredit SpA[b]	1,722,708	38,084,056
UnipolSai Assicurazioni SpA	850,168	2,203,981

		255,816,290
JAPAN — 23.83%
Aeon Co. Ltd.	259,300	4,412,530
AEON Financial Service Co. Ltd.	110,900	2,764,499
Aisin Seiki Co. Ltd.	79,200	4,621,905
Alfresa Holdings Corp.	166,500	4,055,916
Amada Holdings Co. Ltd.	165,500	2,450,167
Aozora Bank Ltd.	108,100	4,377,280
Asahi Glass Co. Ltd.	172,500	7,569,740
Bank of Kyoto Ltd. (The)	46,400	2,597,261
Benesse Holdings Inc.	57,300	2,152,261
Bridgestone Corp.	565,700	27,498,550
Canon Inc.	914,400	36,431,914
Central Japan Railway Co.	121,300	22,947,597
Chiba Bank Ltd. (The)	603,000	5,214,896
Chubu Electric Power Co. Inc.	518,100	6,500,279
Chugoku Electric Power Co. Inc. (The)	222,600	2,461,437
Coca-Cola Bottlers Japan Holdings Inc.	57,300	2,023,650

Security	Shares	Value
Concordia Financial Group Ltd.	1,068,800	$6,472,235
Credit Saison Co. Ltd.	143,700	2,610,573
Dai Nippon Printing Co. Ltd.	210,100	4,677,230
Dai-ichi Life Holdings Inc.	937,500	19,629,483
Daicel Corp.	230,100	2,786,791
Daiichi Sankyo Co. Ltd.	483,900	16,269,644
Daiwa House REIT Investment Corp.	1,368	3,361,253
Daiwa Securities Group Inc.	1,396,000	10,003,675
DeNA Co. Ltd.	86,100	1,863,903
Eisai Co. Ltd.	165,200	9,430,271
Electric Power Development Co. Ltd.	136,720	3,876,583
FamilyMart UNY Holdings Co. Ltd.	33,600	2,247,080
Fuji Electric Co. Ltd.	509,000	4,187,458
FUJIFILM Holdings Corp.	369,200	14,172,031
Fukuoka Financial Group Inc.	573,000	3,317,631
Hachijuni Bank Ltd. (The)	366,000	2,166,057
Hankyu Hanshin Holdings Inc.	110,900	4,465,260
Hirose Electric Co. Ltd.	1,800	269,617
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,532,225
Hitachi Metals Ltd.	172,500	2,343,617
Honda Motor Co. Ltd.	1,484,800	52,043,835
Idemitsu Kosan Co. Ltd.	114,900	4,294,737
Iida Group Holdings Co. Ltd.	82,200	1,627,357
Inpex Corp.	825,000	10,724,887
Isetan Mitsukoshi Holdings Ltd.	279,700	3,343,947
Isuzu Motors Ltd.	307,600	5,182,322
ITOCHU Corp.	1,267,900	24,845,752
J Front Retailing Co. Ltd.	201,300	3,680,956
Japan Airlines Co. Ltd.	108,100	4,073,247
Japan Post Bank Co. Ltd.	336,900	4,546,321
Japan Post Holdings Co. Ltd.	1,350,700	16,111,139
Japan Prime Realty Investment Corp.	795	2,811,323
Japan Real Estate Investment Corp.	1,081	5,555,778
Japan Retail Fund Investment Corp.	2,225	4,433,489
Japan Tobacco Inc.	943,200	31,211,016
JFE Holdings Inc.	460,900	10,929,776
JGC Corp.	172,500	3,723,238
JSR Corp.	165,300	3,913,107

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
JTEKT Corp.	201,700	$3,592,184
JXTG Holdings Inc.	2,689,150	17,831,586
Kajima Corp.	822,000	8,125,491
Kamigumi Co. Ltd.	118,700	2,603,342
Kaneka Corp.	223,000	2,067,482
Kansai Electric Power Co. Inc. (The)	604,900	7,500,638
Kawasaki Heavy Industries Ltd.	143,700	5,924,145
KDDI Corp.	1,574,200	39,702,923
Keio Corp.	51,400	2,439,210
Kirin Holdings Co. Ltd.	374,100	9,325,511
Kobe Steel Ltd.[b]	288,100	2,987,762
Konica Minolta Inc.	422,900	4,207,498
Kurita Water Industries Ltd.	50,800	1,661,454
Kyocera Corp.	273,300	18,154,902
Kyushu Electric Power Co. Inc.	114,900	1,256,842
Kyushu Financial Group Inc.	301,600	1,804,267
Kyushu Railway Co.	139,600	4,482,598
Lawson Inc.	51,000	3,448,124
LIXIL Group Corp.	225,700	6,337,506
Marubeni Corp.	1,413,300	10,593,762
Marui Group Co. Ltd.	168,300	3,062,103
Maruichi Steel Tube Ltd.	50,900	1,529,495
Mazda Motor Corp.	489,300	6,856,162
Mebuki Financial Group Inc.	853,920	3,872,387
Medipal Holdings Corp.	143,700	2,811,994
Mitsubishi Chemical Holdings Corp.	1,219,800	13,236,710
Mitsubishi Corp.	1,309,000	36,575,970
Mitsubishi Electric Corp.	1,652,100	30,157,201
Mitsubishi Estate Co. Ltd.	374,500	7,165,437
Mitsubishi Gas Chemical Co. Inc.	86,500	2,440,749
Mitsubishi Heavy Industries Ltd.	272,900	10,255,470
Mitsubishi Materials Corp.	86,100	3,190,642
Mitsubishi Motors Corp.	585,000	4,335,715
Mitsubishi Tanabe Pharma Corp.	197,000	4,026,449
Mitsubishi UFJ Financial Group Inc.	10,270,900	77,232,877
Mitsubishi UFJ Lease & Finance Co. Ltd.	394,100	2,541,765
Mitsui & Co. Ltd.	1,468,500	25,749,705
Mitsui Chemicals Inc.	167,000	5,240,026
Mitsui Fudosan Co. Ltd.	783,100	20,500,282
Mixi Inc.	28,500	1,257,180
Mizuho Financial Group Inc.	20,765,600	39,056,183

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	402,908	$13,697,875
Nagoya Railroad Co. Ltd.	80,200	2,107,955
NEC Corp.	222,900	6,718,345
NGK Spark Plug Co. Ltd.	57,700	1,517,628
Nippon Building Fund Inc.	1,149	6,157,895
Nippon Electric Glass Co. Ltd.	61,200	2,514,608
Nippon Express Co. Ltd.	79,500	5,710,045
Nippon Steel & Sumitomo Metal Corp.	662,500	16,863,692
Nippon Telegraph & Telephone Corp.	594,300	28,262,666
Nissan Motor Co. Ltd.	1,995,000	21,265,013
Nisshin Seifun Group Inc.	79,530	1,593,442
NOK Corp.	50,700	1,179,307
Nomura Holdings Inc.	3,162,700	20,499,384
Nomura Real Estate Holdings Inc.	108,100	2,586,755
Nomura Real Estate Master Fund Inc.	3,165	4,407,311
Nomura Research Institute Ltd.	90,000	4,139,068
NSK Ltd.	316,500	5,207,586
NTT DOCOMO Inc.	1,151,700	28,535,318
Obayashi Corp.	541,400	6,507,414
Odakyu Electric Railway Co. Ltd.	86,100	1,893,088
ORIX Corp.	1,137,300	21,202,927
Osaka Gas Co. Ltd.	332,400	6,586,791
Otsuka Holdings Co. Ltd.	225,900	10,028,962
Resona Holdings Inc.	1,920,100	11,562,290
Sankyo Co. Ltd.	50,900	1,650,735
SBI Holdings Inc./Japan	172,500	4,170,469
Secom Co. Ltd.	57,300	4,379,063
Sega Sammy Holdings Inc.	143,700	2,004,994
Seiko Epson Corp.	254,400	6,169,180
Sekisui Chemical Co. Ltd.	345,300	6,579,854
Sekisui House Ltd.	518,100	9,483,430
Seven Bank Ltd.	254,600	937,650
Shimamura Co. Ltd.	28,500	3,349,869
Shinsei Bank Ltd.	139,600	2,431,218
Shizuoka Bank Ltd. (The)	427,000	4,541,679
Showa Shell Sekiyu KK	165,300	2,342,715
Sompo Holdings Inc.	301,400	12,055,448
Sony Financial Holdings Inc.	143,700	2,625,054
Subaru Corp.	336,900	11,166,728
Sumitomo Corp.	1,023,300	17,615,141

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
Sumitomo Dainippon Pharma Co. Ltd.	86,100	$1,271,524
Sumitomo Electric Industries Ltd.	625,300	10,657,969
Sumitomo Metal Mining Co. Ltd.	131,200	6,139,614
Sumitomo Mitsui Financial Group Inc.	1,151,700	51,468,028
Sumitomo Mitsui Trust Holdings Inc.	279,705	11,600,243
Sumitomo Rubber Industries Ltd.	143,700	2,786,981
Suzuken Co. Ltd./Aichi Japan	59,760	2,543,037
T&D Holdings Inc.	460,500	8,197,073
Taiheiyo Cement Corp.	108,100	4,590,202
Taisei Corp.	172,500	8,770,785
Taisho Pharmaceutical Holdings Co. Ltd.	11,800	964,280
Takashimaya Co. Ltd.	223,000	2,310,595
Takeda Pharmaceutical Co. Ltd.	389,400	22,884,898
Teijin Ltd.	107,900	2,383,280
Tobu Railway Co. Ltd.	57,300	1,923,911
Toho Gas Co. Ltd.	57,300	1,677,188
Tohoku Electric Power Co. Inc.	374,500	4,827,278
Tokio Marine Holdings Inc.	575,700	27,109,138
Tokyo Electric Power Co. Holdings Inc.[b]	1,217,600	4,930,413
Tokyo Gas Co. Ltd.	332,400	7,896,232
Tokyo Tatemono Co. Ltd.	172,900	2,773,560
Tokyu Corp.	212,500	3,550,914
Tokyu Fudosan Holdings Corp.	443,200	3,491,842
Toppan Printing Co. Ltd.	410,000	3,850,030
Toshiba Corp.[b]	2,787,000	7,940,607
Toyo Seikan Group Holdings Ltd.	143,700	2,316,999
Toyo Suisan Kaisha Ltd.	53,600	2,172,873
Toyoda Gosei Co. Ltd.	50,900	1,349,966
Toyota Industries Corp.	136,700	8,879,144
Toyota Motor Corp.	2,250,016	154,185,513
Toyota Tsusho Corp.	172,500	6,969,218
United Urban Investment Corp.	2,589	4,091,453
USS Co. Ltd.	82,200	1,829,930
Yamada Denki Co. Ltd.	537,300	3,184,766
Yamaguchi Financial Group Inc.	142,000	1,662,553
Yamaha Corp.	57,300	2,359,612
Yamazaki Baking Co. Ltd.	28,500	560,836
Yokogawa Electric Corp.	82,200	1,744,081
Yokohama Rubber Co. Ltd. (The)	88,200	2,239,846

		1,624,291,459

Security	Shares	Value
NETHERLANDS — 2.24%
ABN AMRO Group NV CVA[c]	358,294	$12,180,752
Aegon NV	1,535,537	10,536,231
AerCap Holdings NVb	67,195	3,635,250
ArcelorMittal[b]	285,966	10,411,180
Boskalis Westminster	80,506	3,223,333
ING Groep NV	3,346,408	65,991,933
Koninklijke Ahold Delhaize NV	1,101,213	24,651,903
Koninklijke Vopak NV	58,167	2,636,876
NN Group NV	261,482	12,378,170
Randstad Holding NV	103,605	7,341,273

		152,986,901
NEW ZEALAND — 0.15%
Fletcher Building Ltd.	609,423	3,522,575
Mercury NZ Ltd.	154,056	393,358
Meridian Energy Ltd.	1,129,177	2,423,541
Spark New Zealand Ltd.	1,541,635	4,096,060

		10,435,534
NORWAY — 0.96%
DNB ASA	840,170	17,117,959
Gjensidige Forsikring ASA	173,697	3,290,067
Marine Harvest ASA	228,141	3,966,158
Statoil ASA	992,068	23,262,801
Telenor ASA	639,459	15,036,196
Yara International ASA	54,652	2,637,803

		65,310,984
PORTUGAL — 0.17%
EDP – Energias de Portugal SA	2,072,814	7,305,069
Galp Energia SGPS SA	216,170	4,139,047

		11,444,116
SINGAPORE — 1.32%
Ascendas REIT	2,177,300	4,590,092
CapitaLand Commercial Trust	2,236,649	3,194,725
CapitaLand Ltd.	2,101,800	6,164,766
CapitaLand Mall Trust	2,205,700	3,538,016
Golden Agri-Resources Ltd.	6,239,900	1,811,153
Hutchison Port Holdings Trust[d]	4,665,900	1,936,349
Keppel Corp. Ltd.	1,268,200	8,398,483
Oversea-Chinese Banking Corp. Ltd.	1,068,700	10,554,759
SembCorp Industries Ltd.	836,500	2,172,395
Singapore Airlines Ltd.	455,300	3,933,275
Singapore Press Holdings Ltd.[d]	950,100	1,915,875

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
Singapore Telecommunications Ltd.	6,956,100	$18,808,886
StarHub Ltd.	570,900	1,260,236
Suntec REIT	2,202,600	3,482,571
United Overseas Bank Ltd.	619,400	12,977,499
UOL Group Ltd.	356,400	2,490,880
Yangzijiang Shipbuilding Holdings Ltd.	1,978,500	2,417,965

		89,647,925
SPAIN — 5.06%
Abertis Infraestructuras SA	596,999	14,517,254
ACS Actividades de Construccion y Servicios SA	207,360	8,333,365
Banco Bilbao Vizcaya Argentaria SA	5,748,750	54,198,291
Banco de Sabadell SA	4,642,078	11,068,415
Banco Santander SA	13,918,977	103,742,657
Bankia SA	898,084	4,564,657
Bankinter SA	589,300	6,799,426
CaixaBank SA	1,097,515	5,943,348
Enagas SA	143,611	3,926,931
Endesa SA	281,061	6,337,387
Gas Natural SDG SA	305,279	7,075,508
Iberdrola SA	4,901,816	40,046,030
Iberdrola SA New[b]	105,466	861,622
International Consolidated Airlines Group SA	215,179	1,962,194
Mapfre SA	1,028,216	3,664,656
Red Electrica Corp. SA	370,942	7,888,067
Repsol SA	1,088,632	20,552,662
Siemens Gamesa Renewable Energy SAd	205,706	3,221,167
Telefonica SA	3,914,090	40,241,457

		344,945,094
SWEDEN — 1.78%
Alfa Laval AB	93,250	2,453,979
ICA Gruppen ABd	70,173	2,749,920
Industrivarden AB Class C	95,223	2,544,695
Nordea Bank AB	2,607,556	32,281,972
Skandinaviska Enskilda Banken AB Class A	1,300,763	16,484,557
Skanska AB Class B	294,945	6,013,806
SKF AB Class B	323,504	8,021,186
Svenska Handelsbanken AB Class A	1,312,451	19,157,490

Security	Shares	Value
Swedbank AB Class A	776,531	$19,911,305
Telia Co. AB	2,268,278	11,421,528

		121,040,438
SWITZERLAND — 7.04%
Baloise Holding AG Registered	41,033	6,722,597
Credit Suisse Group AG Registered	1,058,434	20,449,091
Julius Baer Group Ltd.	133,074	9,147,406
LafargeHolcim Ltd. Registered	391,703	24,017,934
Nestle SA Registered	939,211	81,251,451
Novartis AG Registered	1,911,893	173,172,752
Swatch Group AG (The) Registered	34,669	3,000,345
Swiss Life Holding AG Registered	27,439	10,316,190
Swiss Prime Site AG Registered	56,937	5,512,403
Swiss Re AG	274,043	27,062,336
Swisscom AG Registered	22,596	12,357,795
UBS Group AG	3,153,809	64,121,117
Zurich Insurance Group AG	130,162	42,831,923

		479,963,340
UNITED KINGDOM — 20.00%
3i Group PLC	830,688	11,002,443
Admiral Group PLC	174,173	4,577,178
Anglo American PLC	1,147,992	27,892,936
Antofagasta PLC	188,095	2,490,244
AstraZeneca PLC	388,202	26,975,570
Aviva PLC	3,477,762	25,380,576
Babcock International Group PLC	223,268	2,178,039
BAE Systems PLC	2,726,999	23,034,903
Barclays PLC	9,499,637	27,009,818
Barratt Developments PLC	561,069	4,669,126
Berkeley Group Holdings PLC	107,598	6,068,367
BHP Billiton PLC	1,820,477	40,488,987
BP PLC	11,137,680	79,365,928
British Land Co. PLC (The)	827,474	7,867,481
BT Group PLC	7,264,545	26,389,386
Capita PLC	579,975	1,505,175
Centrica PLC	4,806,149	9,120,755
Cobham PLC[b]	1,196,813	2,225,271
Direct Line Insurance Group PLC	1,198,100	6,291,980
easyJet PLC	130,167	3,072,727
GKN PLC	953,397	5,732,231
GlaxoSmithKline PLC	4,234,674	79,513,425
Hammerson PLC	669,604	4,694,398

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Security	Shares	Value
HSBC Holdings PLC	17,296,573	$184,745,040
Imperial Brands PLC	819,640	33,784,027
Investec PLC	552,421	4,297,070
ITV PLC	3,124,596	7,420,366
J Sainsbury PLC	1,408,629	5,057,932
John Wood Group PLC	580,902	5,351,294
Kingfisher PLC	1,926,674	9,507,201
Land Securities Group PLC	629,780	8,971,909
Legal & General Group PLC	5,101,300	19,630,150
Lloyds Banking Group PLC	61,747,346	61,035,224
Marks & Spencer Group PLC	1,395,079	5,977,408
Meggitt PLC	668,201	4,410,900
Micro Focus International PLC	376,795	11,520,161
Mondi PLC	316,905	8,458,792
National Grid PLC	3,005,869	34,396,877
Next PLC	126,431	9,154,970
Old Mutual PLC	4,225,699	14,049,408
Pearson PLC	709,630	7,001,341
Persimmon PLC	144,060	5,125,611
Rio Tinto PLC	1,066,695	59,492,581
Royal Bank of Scotland Group PLC[b]	3,043,105	12,450,069
Royal Dutch Shell PLC Class A ADR	3,860,075	135,172,064
Royal Dutch Shell PLC Class B	3,245,438	115,194,796
Royal Mail PLC	768,208	5,128,961
Schroders PLC	106,987	5,659,641
Segro PLC	841,138	6,954,361
Severn Trent PLC	53,347	1,481,966
Smiths Group PLC	158,003	3,591,641
SSE PLC	897,323	16,645,922
Standard Life Aberdeen PLC	2,287,547	13,841,544
Taylor Wimpey PLC	2,685,210	7,278,068
Travis Perkins PLC	215,817	4,482,313
TUI AG	210,187	4,761,421
United Utilities Group PLC	407,818	4,279,940
Vodafone Group PLC	22,892,569	73,117,148
Wm Morrison Supermarkets PLC	1,908,591	6,025,330
WPP PLC	1,080,900	19,644,064

		1,362,644,455

TOTAL COMMON STOCKS
(Cost: $5,786,974,566)		6,738,204,776

Security	Shares	Value
PREFERRED STOCKS — 0.83%

GERMANY — 0.72%
Bayerische Motoren Werke AG, Preference Shares	46,100	$4,519,670
Porsche Automobil Holding SE, Preference Shares	87,973	8,153,675
Schaeffler AG, Preference Shares	63,924	1,275,328
Volkswagen AG, Preference Shares	159,045	35,073,039

		49,021,712
ITALY — 0.11%
Intesa Sanpaolo SpA, Preference Shares	853,648	3,266,864
Telecom Italia SpA/Milano, Preference Shares	5,228,776	4,009,865

		7,276,729

TOTAL PREFERRED STOCKS
(Cost: $43,204,091)		56,298,441

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[b]	1,705,011	8,483

		8,483
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[b]	205,230	107,891

		107,891

TOTAL RIGHTS
(Cost: $112,647)		116,374

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	29,510,228	29,516,130

BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	2,617,250	2,617,250

		32,133,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,132,446)		32,133,380

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $5,862,423,750)	$6,826,752,971
Other Assets, Less Liabilities — (0.17)%	(11,850,549)

NET ASSETS — 100.00%	$6,814,902,422

ADR — American Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	All or a portion of this security is on loan.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,726,555	19,783,673	[b]	—	29,510,228	$29,516,130	$122,215	[c]	$655	$(533)
BlackRock Cash Funds: Treasury, SL Agency Shares	294,399	2,322,851	[b]	—	2,617,250	2,617,250	21,550		—	—

						$32,133,380	$143,765		$655	$(533)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	174	Mar 2018	$7,803	$91,655
FTSE 100 Index	53	Mar 2018	5,628	27,522
TOPIX Index	31	Mar 2018	5,224	139,291

				$258,468

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$6,737,343,123	$861,622	$31	$6,738,204,776
Preferred stocks	56,298,441	—	—	56,298,441
Rights	107,891	8,483	—	116,374
Money market funds	32,133,380	—	—	32,133,380

Total	$6,825,882,835	$870,105	$31	$6,826,752,971

Derivative financial instruments[a]
Assets
Futures contracts	$258,468	$—	$—	$258,468

Total	$258,468	$—	$—	$258,468

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,806,272,301	$5,830,291,304
Affiliated (Note 2)	15,175,122	32,132,446

Total cost of investments in securities	$2,821,447,423	$5,862,423,750

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,733,358,027	$6,794,619,591
Affiliated (Note 2)	15,176,482	32,133,380
Foreign currency, at value[b]	11,744,886	15,656,166
Cash pledged to broker for futures contracts[b]	892,265	1,020,844
Receivables:
Investment securities sold	69,053	—
Due from custodian (Note 4)	—	1,481,627
Dividends and interest	2,585,529	5,998,233
Tax reclaims	2,996,327	2,887,830
Foreign withholding tax claims (Note 8)	385,009	1,112,113

Total Assets	3,767,207,578	6,854,909,784

LIABILITIES
Payables:
Investment securities purchased	—	8,216,079
Collateral for securities on loan (Note 1)	14,064,373	29,510,143
Futures variation margin	113,640	108,455
Securities related to in-kind transactions (Note 4)	69,053	—
Professional fees (Note 8)	3,850	11,121
Investment advisory fees (Note 2)	1,272,796	2,161,564

Total Liabilities	15,523,712	40,007,362

NET ASSETS	$3,751,683,866	$6,814,902,422

Net assets consist of:
Paid-in capital	$3,339,060,927	$6,215,418,073
Distributions in excess of net investment income	(1,631,926)	(30,612,452)
Accumulated net realized loss	(513,632,417)	(335,531,952)
Net unrealized appreciation	927,887,282	965,628,753

NET ASSETS	$3,751,683,866	$6,814,902,422

Shares outstanding[c]	44,400,000	116,800,000

Net asset value per share	$84.50	$58.35

[a]	Securities on loan with values of $13,310,093 and $28,420,764, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $12,177,759 and $16,240,864, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,389,946	$72,315,692
Dividends — affiliated (Note 2)	12,081	21,550
Securities lending income — affiliated — net (Note 2)	240,479	122,215

Total investment income	21,642,506	72,459,457

EXPENSES
Investment advisory fees (Note 2)	6,738,013	11,601,173

Total expenses	6,738,013	11,601,173

Net investment income	14,904,493	60,858,284

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,105,155	43,196,209
Investments — affiliated (Note 2)	243	655
In-kind redemptions — unaffiliated	30,234,755	—
Futures contracts	886,636	1,694,745
Foreign currency transactions	21,122	1,041,548

Net realized gain	36,247,911	45,933,157

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	357,927,218	567,237,909
Investments — affiliated (Note 2)	(2,356)	(533)
Futures contracts	(70,157)	258,468
Translation of assets and liabilities in foreign currencies	721,557	550,899

Net change in unrealized appreciation/depreciation	358,576,262	568,046,743

Net realized and unrealized gain	394,824,173	613,979,900

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,728,666	$674,838,184

[a]	Net of foreign withholding tax of $1,506,341 and $4,489,498, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,904,493	$46,545,425	$60,858,284	$156,464,804
Net realized gain	36,247,911	46,353,764	45,933,157	32,996,803
Net change in unrealized appreciation/depreciation	358,576,262	242,503,284	568,046,743	703,285,370

Net increase in net assets resulting from operations	409,728,666	335,402,473	674,838,184	892,746,977

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,428,192)	(49,296,813)	(89,366,310)	(160,130,229)

Total distributions to shareholders	(16,428,192)	(49,296,813)	(89,366,310)	(160,130,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	380,576,210	575,932,306	932,555,091	1,992,681,678
Cost of shares redeemed	(67,610,251)	(187,221,732)	—	(335,625,780)

Net increase in net assets from capital share transactions	312,965,959	388,710,574	932,555,091	1,657,055,898

INCREASE IN NET ASSETS	706,266,433	674,816,234	1,518,026,965	2,389,672,646

NET ASSETS
Beginning of period	3,045,417,433	2,370,601,199	5,296,875,457	2,907,202,811

End of period	$3,751,683,866	$3,045,417,433	$6,814,902,422	$5,296,875,457

Distributions in excess of net investment income included in net assets at end of period	$(1,631,926)	$(108,227)	$(30,612,452)	$(2,104,426)

SHARES ISSUED AND REDEEMED
Shares sold	4,800,000	8,400,000	17,200,000	41,600,000
Shares redeemed	(800,000)	(2,800,000)	—	(6,800,000)

Net increase in shares outstanding	4,000,000	5,600,000	17,200,000	34,800,000

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$75.38	$68.12	$71.43	$70.68	$64.49	$54.16

Income from investment operations:
Net investment income[a]	0.35	1.24 [b]	1.32	1.40	1.45	1.31
Net realized and unrealized gain (loss)[c]	9.14	7.30	(3.36)	0.72	6.28	10.37

Total from investment operations	9.49	8.54	(2.04)	2.12	7.73	11.68

Less distributions from:
Net investment income	(0.37)	(1.28)	(1.27)	(1.37)	(1.54)	(1.35)

Total distributions	(0.37)	(1.28)	(1.27)	(1.37)	(1.54)	(1.35)

Net asset value, end of period	$84.50	$75.38	$68.12	$71.43	$70.68	$64.49

Total return	12.62%[d]	12.66%[b]	(2.78)%	3.06%	11.99%	21.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,751,684	$3,045,417	$2,370,601	$2,028,615	$1,696,271	$1,522,005
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	n/a	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.88%	1.80%[b]	2.01%	2.01%	2.08%	2.16%
Portfolio turnover rate[f]	10%[d]	30%	26%	25%	27%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended July 31, 2017.
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$53.18	$44.86	$53.12	$57.41	$51.00	$42.45

Income from investment operations:
Net investment income[a]	0.56	1.81 [b]	1.71	1.83	2.66	1.80
Net realized and unrealized gain (loss)[c]	5.39	8.17	(8.42)	(4.25)	6.26	8.44

Total from investment operations	5.95	9.98	(6.71)	(2.42)	8.92	10.24

Less distributions from:
Net investment income	(0.78)	(1.66)	(1.55)	(1.87)	(2.51)	(1.69)

Total distributions	(0.78)	(1.66)	(1.55)	(1.87)	(2.51)	(1.69)

Net asset value, end of period	$58.35	$53.18	$44.86	$53.12	$57.41	$51.00

Total return	11.29%[d]	22.49%[b]	(12.59)%	(4.16)%	17.56%	24.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,814,902	$5,296,875	$2,907,203	$2,953,420	$2,755,526	$2,040,181
Ratio of expenses to average net assets[e]	0.38%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	n/a	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.02%	3.70%[b]	3.72%	3.40%	4.72%	3.69%
Portfolio turnover rate[f]	9%[d]	28%	26%	25%	29%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended July 31, 2017.
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

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•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

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of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

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LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI EAFE Growth
JPMorgan Securities LLC	$5,239,905	$5,239,905	$—
Merrill Lynch, Pierce, Fenner & Smith	1,462,479	1,462,479	—
Morgan Stanley & Co. LLC	3,077,070	3,077,070	—
Nomura Securities International Inc.	430,288	430,288	—
SG Americas Securities LLC	3,039,350	3,039,350	—
State Street Bank & Trust Company	58,985	58,985	—
UBS AG	2,016	2,016	—

	$13,310,093	$13,310,093	$—

MSCI EAFE Value
Goldman Sachs & Co.	$17,538,189	$17,538,189	$—
JPMorgan Securities LLC	1,137,731	1,137,731	—
Morgan Stanley & Co. LLC	9,744,844	9,744,844	—

	$28,420,764	$28,420,764	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.4000%	First $3 billion
0.3800	Over $3 billion, up to and including $4.5 billion
0.3610	Over $4.5 billion, up to and including $6 billion
0.3430	Over $6 billion, up to and including $7.5 billion
0.3258	Over $7.5 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

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securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$52,355
MSCI EAFE Value	26,068

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$83,194,463	$165,769,316
MSCI EAFE Value	120,861,860	139,236,842

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$341,607,492	$340,393,990
MSCI EAFE Value	626,781,367	533,050,683

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$369,121,700	$65,733,748
MSCI EAFE Value	817,543,626	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as

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unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$48,882	$258,468

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
iShares MSCI EAFE Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$119,039

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
Equity contracts:
Futures contracts	$886,636	$1,694,745

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	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
Equity contracts:
Futures contracts	$(70,157)	$258,468

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2018:

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
Average notional value of contracts purchased	$12,391,594	$15,471,129

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or

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other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI EAFE Growth	$185,944,335	$255,395,852	$90,854,597	$532,194,784
MSCI EAFE Value	63,418,636	92,172,573	84,394,874	239,986,083

[a]	Must be utilized prior to losses subject to expiration.

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The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$2,840,749,816	$949,697,661	$(41,983,125)	$907,714,536
MSCI EAFE Value	6,024,734,574	1,068,730,914	(266,454,049)	802,276,865

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The Funds have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Funds are able to pass through to their shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a `flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Growth	$0.358850	$—	$0.014518	$0.373368	96%	—%	4%	100%
MSCI EAFE Value	0.725357	—	0.058558	0.783915	93	—	7	100

SUPPLEMENTAL INFORMATION	43

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-702-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI EAFE ETF | DEFA | Cboe BZX
➢	iShares Currency Hedged MSCI ACWI ETF | HACW | NYSE Arca
➢	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
➢	iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX
➢	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
➢	iShares MSCI ACWI ETF | ACWI | NASDAQ
➢	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
➢	iShares MSCI EAFE ETF | EFA | NYSE Arca
➢	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2018

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 10.00%, net of fees, while the total return for the Index was 10.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.28%	22.92%	23.82%	23.28%	22.92%	23.82%
Since Inception	13.60%	13.62%	14.14%	30.27%	30.33%	31.48%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,100.00	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]

Financials	21.59%
Industrials	14.76
Consumer Discretionary	12.41
Consumer Staples	10.85
Health Care	9.99
Materials	8.28
Information Technology	6.44
Energy	5.27
Telecommunication Services	3.82
Real Estate	3.51
Utilities	3.08

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]

Japan	23.97%
United Kingdom	17.42
France	10.71
Germany	9.95
Switzerland	7.99
Australia	6.79
Netherlands	3.71
Hong Kong	3.57
Spain	3.33
Sweden	2.72

TOTAL	90.16%

[1]	Table shown is for the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

Performance as of January 31, 2018

The iShares Currency Hedged MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed and emerging equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 12.83%, net of fees, while the total return for the Index was 12.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.49%	23.53%	23.21%	23.49%	23.53%	23.21%
Since Inception	11.95%	11.96%	11.53%	34.03%	34.07%	32.61%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,128.30	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]

Financials	18.89%
Information Technology	18.30
Consumer Discretionary	12.21
Industrials	10.99
Health Care	10.85
Consumer Staples	8.42
Energy	6.31
Materials	5.34
Real Estate	3.05
Telecommunication Services	2.93
Utilities	2.71

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]

United States	52.18%
Japan	7.81
United Kingdom	5.82
China	3.69
France	3.43
Germany	3.23
Canada	3.03
Switzerland	2.64
Australia	2.25
South Korea	1.79

TOTAL	85.87%

[1]	Table shown is for the iShares MSCI ACWI ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

Performance as of January 31, 2018

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 9.76%, net of fees, while the total return for the Index was 10.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.32%	20.39%	20.66%	20.32%	20.39%	20.66%
Since Inception	8.37%	8.43%	8.43%	23.20%	23.38%	23.27%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,097.60	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]

Financials	23.49%
Industrials	11.85
Information Technology	11.61
Consumer Discretionary	11.33
Consumer Staples	9.31
Materials	8.03
Health Care	7.61
Energy	6.76
Telecommunication Services	3.98
Real Estate	3.28
Utilities	2.75

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]

Japan	16.37%
United Kingdom	11.99
China	7.88
France	7.33
Germany	6.77
Canada	6.31
Switzerland	5.46
Australia	4.66
South Korea	3.76
Taiwan	2.82

TOTAL	73.35%

[1]	Table shown is for the iShares MSCI ACWI ex U.S. ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2018

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 8.34%, net of fees, while the total return for the Index was 8.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.79%	17.70%	18.18%	17.79%	17.70%	18.18%
Since Inception	9.54%	9.54%	9.62%	44.02%	44.02%	44.37%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,083.40	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]

Financials	21.59%
Industrials	14.76
Consumer Discretionary	12.41
Consumer Staples	10.85
Health Care	9.99
Materials	8.28
Information Technology	6.44
Energy	5.27
Telecommunication Services	3.82
Real Estate	3.51
Utilities	3.08

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]

Japan	23.97%
United Kingdom	17.42
France	10.71
Germany	9.95
Switzerland	7.99
Australia	6.79
Netherlands	3.71
Hong Kong	3.57
Spain	3.33
Sweden	2.72

TOTAL	90.16%

[1]	Table shown is for the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2018

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.80%, net of fees, while the total return for the Index was 12.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.16%	25.17%	25.73%	25.16%	25.17%	25.73%
Since Inception	13.35%	13.34%	13.35%	38.43%	38.39%	38.28%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,118.00	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]

Industrials	21.72%
Consumer Discretionary	15.38
Financials	11.98
Information Technology	11.51
Real Estate	10.51
Materials	9.63
Health Care	7.01
Consumer Staples	6.64
Energy	2.47
Utilities	1.91
Telecommunication Services	1.24

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]

Japan	30.33%
United Kingdom	18.65
Australia	6.42
Germany	6.09
Sweden	5.07
Switzerland	4.89
Italy	4.00
France	3.87
Netherlands	2.66
Spain	2.52

TOTAL	84.50%

[1]	Table shown is for the iShares MSCI EAFE Small-Cap ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ACWI ETF

Performance as of January 31, 2018

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 14.56%, net of fees, while the total return for the Index was 14.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.94%	27.67%	27.48%	27.94%	27.67%	27.48%
5 Years	11.28%	11.25%	11.02%	70.62%	70.42%	68.65%
Since Inception	6.49%	6.48%	6.31%	85.86%	85.69%	82.59%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.60	$1.68	$1,000.00	$1,023.60	$1.58	0.31%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	18.89%
Information Technology	18.30
Consumer Discretionary	12.21
Industrials	10.99
Health Care	10.85
Consumer Staples	8.42
Energy	6.31
Materials	5.34
Real Estate	3.05
Telecommunication Services	2.93
Utilities	2.71

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

United States	52.18%
Japan	7.81
United Kingdom	5.82
China	3.69
France	3.43
Germany	3.23
Canada	3.03
Switzerland	2.64
Australia	2.25
South Korea	1.79

TOTAL	85.87%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI ex U.S. ETF

Performance as of January 31, 2018

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 13.44%, net of fees, while the total return for the Index was 13.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.59%	29.23%	29.68%	29.59%	29.23%	29.68%
5 Years	7.01%	6.95%	7.11%	40.33%	39.92%	40.97%
Since Inception	3.07%	3.03%	3.44%	34.69%	34.25%	39.55%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,134.40	$1.67	$1,000.00	$1,023.60	$1.58	0.31%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	23.49%
Industrials	11.85
Information Technology	11.61
Consumer Discretionary	11.33
Consumer Staples	9.31
Materials	8.03
Health Care	7.61
Energy	6.76
Telecommunication Services	3.98
Real Estate	3.28
Utilities	2.75

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	16.37%
United Kingdom	11.99
China	7.88
France	7.33
Germany	6.77
Canada	6.31
Switzerland	5.46
Australia	4.66
South Korea	3.76
Taiwan	2.82

TOTAL	73.35%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI EAFE ETF

Performance as of January 31, 2018

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.99%, net of fees, while the total return for the Index was 12.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.49%	27.13%	27.60%	27.49%	27.13%	27.60%
5 Years	7.75%	7.67%	7.85%	45.21%	44.71%	45.89%
10 Years	3.35%	3.24%	3.44%	39.03%	37.50%	40.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,119.90	$1.66	$1,000.00	$1,023.60	$1.58	0.31%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	21.59%
Industrials	14.76
Consumer Discretionary	12.41
Consumer Staples	10.85
Health Care	9.99
Materials	8.28
Information Technology	6.44
Energy	5.27
Telecommunication Services	3.82
Real Estate	3.51
Utilities	3.08

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	23.97%
United Kingdom	17.42
France	10.71
Germany	9.95
Switzerland	7.99
Australia	6.79
Netherlands	3.71
Hong Kong	3.57
Spain	3.33
Sweden	2.72

TOTAL	90.16%

*	Excludes money market funds.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2018

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 15.45%, net of fees, while the total return for the Index was 15.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	34.72%	34.49%	35.04%	34.72%	34.49%	35.04%
5 Years	12.68%	12.63%	12.83%	81.67%	81.22%	82.86%
10 Years	7.23%	6.80%	7.37%	100.95%	93.03%	103.68%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,154.50	$2.12	$1,000.00	$1,023.20	$1.99	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Industrials	21.72%
Consumer Discretionary	15.38
Financials	11.98
Information Technology	11.51
Real Estate	10.51
Materials	9.63
Health Care	7.01
Consumer Staples	6.64
Energy	2.47
Utilities	1.91
Telecommunication Services	1.24

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	30.33%
United Kingdom	18.65
Australia	6.42
Germany	6.09
Sweden	5.07
Switzerland	4.89
Italy	4.00
France	3.87
Netherlands	2.66
Spain	2.52

TOTAL	84.50%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.95%

EXCHANGE-TRADED FUNDS — 99.95%
iShares MSCI EAFE ETF[a]	40,425	$2,984,982

		2,984,982

TOTAL INVESTMENT COMPANIES
(Cost: $2,332,569)		2,984,982

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	1,479	1,479

		1,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,479)		1,479

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $2,334,048)	$2,986,461
Other Assets, Less Liabilities — 0.00%	58

NET ASSETS — 100.00%	$2,986,519

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,103	376	[b]	—	1,479	$1,479	$8	$—	$—
iShares MSCI EAFE ETF	41,029	984		(1,588)	40,425	2,984,982	30,704	11,871	273,780

						$2,986,461	$30,712	$11,871	$273,780

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	2,000	USD	1,561	MS	02/02/2018	$51
CHF	115,000	USD	122,964	MS	02/02/2018	592
DKK	247,000	USD	40,767	MS	02/02/2018	438
EUR	599,000	USD	735,523	MS	02/02/2018	8,165
GBP	192,000	USD	271,029	MS	02/02/2018	1,582
JPY	624,000	USD	5,538	MS	02/02/2018	177
NOK	121,000	USD	15,666	MS	02/02/2018	30
NZD	5,000	USD	3,645	MS	02/02/2018	40
SEK	486,000	USD	61,628	MS	02/02/2018	48
USD	105,268	AUD	130,000	MS	02/02/2018	513

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	123,709	CHF	115,000	MS	02/02/2018	$153
USD	41,344	DKK	247,000	MS	02/02/2018	140
USD	746,204	EUR	599,000	MS	02/02/2018	2,516
USD	273,034	GBP	192,000	MS	02/02/2018	422
USD	194,238	HKD	1,518,000	MS	02/02/2018	186
USD	3,812	ILS	13,000	MS	02/02/2018	11
USD	547,707	JPY	59,785,000	MS	02/02/2018	75
USD	15,763	NOK	121,000	MS	02/02/2018	67
USD	3,701	NZD	5,000	MS	02/02/2018	16
USD	61,875	SEK	486,000	MS	02/02/2018	199
USD	9,930	SGD	13,000	MS	02/02/2018	20
CHF	58,000	USD	62,429	MS	03/05/2018	33
GBP	98,000	USD	139,243	MS	03/05/2018	63
JPY	39,469,000	USD	361,907	MS	03/05/2018	239
USD	105,078	AUD	130,000	MS	03/05/2018	338
USD	96,373	HKD	753,000	MS	03/05/2018	44
USD	3,807	ILS	13,000	MS	03/05/2018	—
USD	544,953	JPY	59,161,000	MS	03/05/2018	2,124
USD	737	NZD	1,000	MS	03/05/2018	—
USD	19,080	SGD	25,000	MS	03/05/2018	10

						18,292

AUD	260,000	USD	210,362	MS	02/02/2018	(854)
CHF	115,000	USD	123,709	MS	02/02/2018	(153)
DKK	247,000	USD	41,344	MS	02/02/2018	(140)
EUR	599,000	USD	746,204	MS	02/02/2018	(2,516)
GBP	192,000	USD	273,034	MS	02/02/2018	(422)
HKD	1,518,000	USD	194,113	MS	02/02/2018	(61)
ILS	26,000	USD	7,615	MS	02/02/2018	(12)
JPY	118,946,000	USD	1,091,771	MS	02/02/2018	(2,222)
NOK	121,000	USD	15,763	MS	02/02/2018	(67)
NZD	5,000	USD	3,701	MS	02/02/2018	(16)
SEK	486,000	USD	61,875	MS	02/02/2018	(199)
SGD	26,000	USD	19,848	MS	02/02/2018	(28)
USD	101,803	AUD	131,000	MS	02/02/2018	(3,757)
USD	116,897	CHF	115,000	MS	02/02/2018	(6,659)
USD	39,608	DKK	247,000	MS	02/02/2018	(1,597)
USD	715,188	EUR	599,000	MS	02/02/2018	(28,500)
USD	3,746	ILS	13,000	MS	02/02/2018	(56)
USD	529,398	JPY	59,785,000	MS	02/02/2018	(18,235)
USD	14,629	NOK	121,000	MS	02/02/2018	(1,068)
USD	3,530	NZD	5,000	MS	02/02/2018	(154)
USD	59,059	SEK	486,000	MS	02/02/2018	(2,617)
USD	9,709	SGD	13,000	MS	02/02/2018	(201)
AUD	4,000	USD	3,225	MS	03/05/2018	(2)
DKK	4,000	USD	669	MS	03/05/2018	—
HKD	177,000	USD	22,645	MS	03/05/2018	(2)
NOK	43,000	USD	5,587	MS	03/05/2018	(4)
SEK	4,000	USD	509	MS	03/05/2018	(1)
USD	122,217	CHF	114,000	MS	03/05/2018	(553)
USD	27,570	DKK	165,000	MS	03/05/2018	(12)
USD	487,400	EUR	392,000	MS	03/05/2018	(249)
USD	526,640	GBP	382,000	MS	03/05/2018	(16,054)
USD	15,436	NOK	119,000	MS	03/05/2018	(15)
USD	2,934	NZD	4,000	MS	03/05/2018	(13)
USD	61,386	SEK	483,000	MS	03/05/2018	(34)

						(86,473)

			Net unrealized depreciation			$(68,181)

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,984,982	$—	$—	$2,984,982
Money market funds	1,479	—	—	1,479

Total	$2,986,461	$—	$—	$2,986,461

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$18,292	$—	$18,292
Liabilities
Forward currency contracts	—	(86,473)	—	(86,473)

Total	$—	$(68,181)	$—	$(68,181)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

EXCHANGE-TRADED FUNDS — 100.00%
iShares MSCI ACWI ETF[a]	60,063	$4,576,801

		4,576,801

TOTAL INVESTMENT COMPANIES
(Cost: $3,713,379)		4,576,801

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	2,418	2,418

		2,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,418)		2,418

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $3,715,797)	$4,579,219
Other Assets, Less Liabilities — (0.05)%	(2,321)

NET ASSETS — 100.00%	$4,576,898

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$1,357	[c]	$(179)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,078	1,340	[b]	—	2,418	2,418	11		—	—
iShares MSCI ACWI ETF	40,691	21,409		(2,037)	60,063	4,576,801	40,900		9,923	553,779

						$4,579,219	$42,268		$9,744	$553,779

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	1,000	USD	779	MS	02/02/2018	$26
BRL	2,000	USD	616	MS	02/02/2018	12
CAD	175,000	USD	141,874	MS	02/02/2018	404
CHF	114,000	USD	121,895	MS	02/02/2018	587
CLP	10,636,000	USD	17,605	MS	02/02/2018	39
DKK	2,000	USD	322	MS	02/02/2018	12

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	403,000	USD	499,866	MS	02/02/2018	$479
GBP	190,000	USD	268,205	MS	02/02/2018	1,567
INR	2,912,000	USD	45,723	JPM	02/02/2018	60
INR	92,000	USD	1,441	MS	02/02/2018	6
JPY	565,000	USD	5,017	MS	02/02/2018	158
KRW	213,834,000	USD	199,830	JPM	02/02/2018	417
KRW	7,848,000	USD	7,333	MS	02/02/2018	16
MXN	299,000	USD	15,982	MS	02/02/2018	84
NOK	80,000	USD	10,352	MS	02/02/2018	25
NZD	4,000	USD	2,935	MS	02/02/2018	13
RUB	11,000	USD	190	MS	02/02/2018	5
SEK	331,000	USD	41,932	MS	02/02/2018	74
SGD	1,000	USD	749	MS	02/02/2018	14
TRY	21,000	USD	5,549	MS	02/02/2018	39
TWD	4,914,000	USD	168,337	JPM	02/02/2018	265
TWD	80,000	USD	2,721	MS	02/02/2018	24
USD	104,458	AUD	129,000	MS	02/02/2018	510
USD	36,681	BRL	116,000	DB	02/02/2018	272
USD	632	BRL	2,000	MS	02/02/2018	5
USD	122,633	CHF	114,000	MS	02/02/2018	152
USD	27,284	DKK	163,000	DB	02/02/2018	92
USD	335	DKK	2,000	MS	02/02/2018	1
USD	502,037	EUR	403,000	MS	02/02/2018	1,693
USD	270,190	GBP	190,000	MS	02/02/2018	418
USD	330,132	HKD	2,580,000	MS	02/02/2018	320
USD	3,812	ILS	13,000	MS	02/02/2018	11
USD	362,851	JPY	39,607,000	MS	02/02/2018	50
USD	16,520	MXN	307,000	MS	02/02/2018	27
USD	10,422	NOK	80,000	MS	02/02/2018	44
USD	2,960	NZD	4,000	MS	02/02/2018	13
USD	42,141	SEK	331,000	MS	02/02/2018	136
USD	19,859	SGD	26,000	MS	02/02/2018	39
ZAR	968,000	USD	81,070	MS	02/02/2018	644
CAD	1,000	USD	813	MS	03/05/2018	—
CHF	1,000	USD	1,076	MS	03/05/2018	1
GBP	2,000	USD	2,842	MS	03/05/2018	1
JPY	471,000	USD	4,319	MS	03/05/2018	3
MXN	2,000	USD	107	MS	03/05/2018	—
RUB	1,000	USD	18	MS	03/05/2018	—
USD	103,460	AUD	128,000	MS	03/05/2018	331
USD	40,382	BRL	129,000	MS	03/05/2018	27
USD	563	CLP	339,000	MS	03/05/2018	1
USD	11,233	EUR	9,000	MS	03/05/2018	37
USD	178,662	HKD	1,396,000	MS	03/05/2018	77
USD	3,807	ILS	13,000	MS	03/05/2018	—
USD	1,754	INR	112,000	MS	03/05/2018	2
USD	367,337	JPY	39,882,000	MS	03/05/2018	1,403
USD	97,683	KRW	104,407,000	JPM	03/05/2018	5
USD	3,661	KRW	3,912,000	MS	03/05/2018	1
USD	128	SEK	1,000	MS	03/05/2018	—
USD	19,849	SGD	26,000	MS	03/05/2018	17
USD	264	TRY	1,000	MS	03/05/2018	—
USD	5,815	TWD	169,000	MS	03/05/2018	4
ZAR	13,000	USD	1,090	MS	03/05/2018	2

						10,665

AUD	257,000	USD	207,934	MS	02/02/2018	(844)
BRL	232,000	USD	73,325	DB	02/02/2018	(507)

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	2,000	USD	632	MS	02/02/2018	$(5)
CHF	114,000	USD	122,633	MS	02/02/2018	(152)
DKK	326,000	USD	54,558	DB	02/02/2018	(174)
EUR	403,000	USD	502,037	MS	02/02/2018	(1,693)
HKD	2,580,000	USD	329,916	MS	02/02/2018	(104)
ILS	26,000	USD	7,615	MS	02/02/2018	(12)
INR	5,824,000	USD	91,509	JPM	02/02/2018	(63)
JPY	78,649,000	USD	721,893	MS	02/02/2018	(1,467)
MXN	299,000	USD	16,092	MS	02/02/2018	(27)
NOK	80,000	USD	10,422	MS	02/02/2018	(44)
NZD	4,000	USD	2,960	MS	02/02/2018	(13)
RUB	861,000	USD	15,375	DB	02/02/2018	(58)
SEK	331,000	USD	42,141	MS	02/02/2018	(136)
SGD	51,000	USD	38,933	MS	02/02/2018	(55)
USD	100,249	AUD	129,000	MS	02/02/2018	(3,699)
USD	35,028	BRL	116,000	DB	02/02/2018	(1,381)
USD	600	BRL	2,000	MS	02/02/2018	(28)
USD	138,621	CAD	175,000	MS	02/02/2018	(3,657)
USD	115,880	CHF	114,000	MS	02/02/2018	(6,601)
USD	17,453	CLP	10,636,000	MS	02/02/2018	(190)
USD	26,135	DKK	163,000	DB	02/02/2018	(1,057)
USD	323	DKK	2,000	MS	02/02/2018	(11)
USD	481,170	EUR	403,000	MS	02/02/2018	(19,175)
USD	525,507	GBP	380,000	MS	02/02/2018	(14,872)
USD	3,746	ILS	13,000	MS	02/02/2018	(56)
USD	45,287	INR	2,912,000	JPM	02/02/2018	(496)
USD	1,441	INR	92,000	MS	02/02/2018	(5)
USD	350,730	JPY	39,607,000	MS	02/02/2018	(12,071)
USD	199,317	KRW	213,834,000	JPM	02/02/2018	(930)
USD	7,324	KRW	7,848,000	MS	02/02/2018	(25)
USD	15,047	MXN	299,000	MS	02/02/2018	(1,018)
USD	9,672	NOK	80,000	MS	02/02/2018	(706)
USD	2,829	NZD	4,000	MS	02/02/2018	(119)
USD	14,840	RUB	861,000	DB	02/02/2018	(477)
USD	195	RUB	11,000	MS	02/02/2018	(1)
USD	40,109	SEK	331,000	MS	02/02/2018	(1,897)
USD	19,418	SGD	26,000	MS	02/02/2018	(402)
USD	5,444	TRY	21,000	MS	02/02/2018	(144)
USD	166,485	TWD	4,914,000	JPM	02/02/2018	(2,118)
USD	2,735	TWD	80,000	MS	02/02/2018	(10)
USD	79,535	ZAR	968,000	MS	02/02/2018	(2,178)
AUD	3,000	USD	2,426	MS	03/05/2018	(8)
CAD	4,000	USD	3,262	MS	03/05/2018	(8)
CHF	1,000	USD	1,078	MS	03/05/2018	(1)
CLP	29,000	USD	48	MS	03/05/2018	—
DKK	2,000	USD	335	MS	03/05/2018	(1)
EUR	4,000	USD	4,977	MS	03/05/2018	(1)
GBP	2,000	USD	2,847	MS	03/05/2018	(4)
HKD	19,000	USD	2,431	MS	03/05/2018	—
INR	28,000	USD	438	MS	03/05/2018	—
KRW	2,297,000	USD	2,151	MS	03/05/2018	(2)
NOK	2,000	USD	260	MS	03/05/2018	(1)
NZD	1,000	USD	740	MS	03/05/2018	(3)
SEK	2,000	USD	255	MS	03/05/2018	—
SGD	1,000	USD	763	MS	03/05/2018	—
TWD	32,000	USD	1,101	MS	03/05/2018	—
USD	140,327	CAD	173,000	MS	03/05/2018	(376)

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	121,145	CHF	113,000	MS	03/05/2018	$(548)
USD	8,701	CLP	5,266,000	MS	03/05/2018	(30)
USD	27,242	DKK	163,000	MS	03/05/2018	(6)
USD	493,617	EUR	397,000	MS	03/05/2018	(252)
USD	265,809	GBP	188,000	MS	03/05/2018	(1,431)
USD	45,752	INR	2,929,000	MS	03/05/2018	(78)
USD	15,751	MXN	296,000	MS	03/05/2018	(73)
USD	10,118	NOK	78,000	MS	03/05/2018	(10)
USD	2,934	NZD	4,000	MS	03/05/2018	(13)
USD	16,492	RUB	933,000	MS	03/05/2018	(40)
USD	40,670	SEK	320,000	MS	03/05/2018	(23)
USD	5,498	TRY	21,000	MS	03/05/2018	(39)
USD	82,990	TWD	2,417,000	JPM	03/05/2018	(119)
USD	38,389	ZAR	462,000	MS	03/05/2018	(429)

						(82,174)

			Net unrealized depreciation			$(71,509)

Counterparties:

DB — Deutsche Bank AG London

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$4,576,801	$—	$—	$4,576,801
Money market funds	2,418	—	—	2,418

Total	$4,579,219	$—	$—	$4,579,219

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$10,665	$—	$10,665
Liabilities
Forward currency contracts	—	(82,174)	—	(82,174)

Total	$—	$(71,509)	$—	$(71,509)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.08%

EXCHANGE-TRADED FUNDS — 100.08%
iShares MSCI ACWI ex U.S. ETF[a]	1,903,163	$100,258,627

		100,258,627

TOTAL INVESTMENT COMPANIES
(Cost: $82,024,639)		100,258,627

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $82,024,639)		100,258,627
Other Assets, Less Liabilities — (0.08)%		(84,012)

NET ASSETS — 100.00%		$100,174,615

[a]	Affiliate of the Fund.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	969,709	—	(969,709)[b]	—	$—	$5,963[c]	$(478)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—[b]	—	—	—	1,032	—	—
iShares MSCI ACWI ex U.S. ETF	1,832,783	375,258	(304,878)	1,903,163	100,258,627	984,200	1,620,772	8,616,893

					$100,258,627	$991,195	$1,620,294	$8,616,893

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	112,000	USD	87,431	MS	02/02/2018	$2,819
BRL	322,000	USD	100,382	MS	02/02/2018	685
CAD	8,110,000	USD	6,576,554	MS	02/02/2018	17,018
CHF	5,299,000	USD	5,666,601	MS	02/02/2018	26,658
CLP	496,556,000	USD	821,889	MS	02/02/2018	1,819
DKK	7,624,000	USD	1,270,808	MS	02/02/2018	1,025
EUR	363,000	USD	435,599	MS	02/02/2018	15,084
GBP	8,788,000	USD	12,402,344	MS	02/02/2018	75,293

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
ILS	6,000	USD	1,730	MS	02/02/2018	$24
INR	129,633,000	USD	2,035,445	JPM	02/02/2018	2,690
INR	14,584,000	USD	228,680	MS	02/02/2018	614
JPY	26,139,000	USD	232,108	MS	02/02/2018	7,326
KRW	9,517,780,000	USD	8,894,463	JPM	02/02/2018	18,567
KRW	532,923,000	USD	497,716	MS	02/02/2018	1,345
MXN	13,891,000	USD	742,764	MS	02/02/2018	3,592
NOK	3,715,000	USD	481,162	MS	02/02/2018	749
NZD	164,000	USD	120,320	MS	02/02/2018	540
RUB	1,751,000	USD	30,689	MS	02/02/2018	461
SEK	617,000	USD	75,362	MS	02/02/2018	2,938
SGD	33,000	USD	24,700	MS	02/02/2018	456
TRY	991,000	USD	262,041	MS	02/02/2018	1,682
TWD	218,820,000	USD	7,496,033	JPM	02/02/2018	11,816
TWD	10,611,000	USD	361,945	MS	02/02/2018	2,125
USD	4,885,222	AUD	6,033,000	MS	02/02/2018	23,831
USD	1,634,518	BRL	5,169,000	DB	02/02/2018	12,108
USD	128,781	BRL	407,000	MS	02/02/2018	1,035
USD	5,700,301	CHF	5,299,000	MS	02/02/2018	7,043
USD	5,986	CLP	3,596,000	MS	02/02/2018	21
USD	1,276,656	DKK	7,627,000	MS	02/02/2018	4,323
USD	23,673,183	EUR	19,004,000	MS	02/02/2018	78,773
USD	12,496,975	GBP	8,788,000	MS	02/02/2018	19,338
USD	15,363,575	HKD	120,070,000	MS	02/02/2018	14,557
USD	182,127	ILS	621,000	MS	02/02/2018	524
USD	30,005	INR	1,903,000	MS	02/02/2018	86
USD	16,800,577	JPY	1,833,867,000	MS	02/02/2018	2,308
USD	191,876	KRW	203,883,000	MS	02/02/2018	948
USD	758,503	MXN	14,094,000	MS	02/02/2018	1,240
USD	484,218	NOK	3,717,000	MS	02/02/2018	2,048
USD	121,376	NZD	164,000	MS	02/02/2018	517
USD	10,768	RUB	603,000	MS	02/02/2018	41
USD	1,958,113	SEK	15,380,000	MS	02/02/2018	6,312
USD	934,157	SGD	1,223,000	MS	02/02/2018	1,850
USD	56,859	TWD	1,654,000	MS	02/02/2018	109
ZAR	44,984,000	USD	3,767,338	MS	02/02/2018	29,982
CAD	72,000	USD	58,525	MS	03/05/2018	34
CHF	20,000	USD	21,527	MS	03/05/2018	11
GBP	107,000	USD	152,031	MS	03/05/2018	69
JPY	24,409,000	USD	223,816	MS	03/05/2018	148
MXN	99,000	USD	5,286	MS	03/05/2018	7
RUB	103,000	USD	1,824	MS	03/05/2018	1
USD	4,852,974	AUD	6,000,000	MS	03/05/2018	18,803
USD	1,855,444	BRL	5,928,000	MS	03/05/2018	1,028
USD	13,243	CLP	7,975,000	MS	03/05/2018	21
USD	22,865,915	EUR	18,369,000	MS	03/05/2018	14,814
USD	8,197,759	HKD	64,054,000	MS	03/05/2018	3,549
USD	177,766	ILS	607,000	MS	03/05/2018	10
USD	39,100	INR	2,496,000	MS	03/05/2018	44
USD	16,892,305	JPY	1,832,619,000	MS	03/05/2018	77,225
USD	71,113	KRW	75,982,000	MS	03/05/2018	28
USD	803	MXN	15,000	MS	03/05/2018	1
USD	1,877,266	SEK	14,757,000	MS	03/05/2018	701
USD	895,471	SGD	1,173,000	MS	03/05/2018	715
USD	5,280	TRY	20,000	MS	03/05/2018	7
USD	162,723	TWD	4,729,000	MS	03/05/2018	115
ZAR	788,000	USD	66,083	MS	03/05/2018	126

						519,777

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	11,954,000	USD	9,675,097	MS	02/02/2018	$(42,566)
BRL	10,338,000	USD	3,267,384	DB	02/02/2018	(22,563)
BRL	326,000	USD	103,089	MS	02/02/2018	(766)
CHF	5,299,000	USD	5,700,301	MS	02/02/2018	(7,043)
CLP	108,000	USD	179	MS	02/02/2018	—
DKK	7,630,000	USD	1,277,158	MS	02/02/2018	(4,324)
EUR	37,117,000	USD	46,177,690	MS	02/02/2018	(95,089)
GBP	8,788,000	USD	12,496,975	MS	02/02/2018	(19,338)
HKD	120,070,000	USD	15,353,905	MS	02/02/2018	(4,886)
ILS	1,204,000	USD	352,650	MS	02/02/2018	(556)
INR	129,633,000	USD	2,038,255	JPM	02/02/2018	(120)
INR	18,000	USD	283	MS	02/02/2018	—
JPY	3,641,595,000	USD	33,436,691	MS	02/02/2018	(79,587)
KRW	2,723,000	USD	2,555	MS	02/02/2018	(5)
MXN	13,903,000	USD	748,239	MS	02/02/2018	(1,238)
NOK	3,719,000	USD	484,478	MS	02/02/2018	(2,049)
NZD	164,000	USD	121,377	MS	02/02/2018	(517)
RUB	38,363,000	USD	685,054	DB	02/02/2018	(2,597)
RUB	18,000	USD	321	MS	02/02/2018	—
SEK	30,143,000	USD	3,832,386	MS	02/02/2018	(7,084)
SGD	2,379,000	USD	1,816,096	MS	02/02/2018	(2,557)
TWD	49,000	USD	1,684	MS	02/02/2018	(3)
USD	4,692,619	AUD	6,033,000	MS	02/02/2018	(168,772)
USD	1,560,877	BRL	5,169,000	DB	02/02/2018	(61,534)
USD	73,851	BRL	241,000	MS	02/02/2018	(1,792)
USD	6,428,696	CAD	8,110,000	MS	02/02/2018	(164,877)
USD	5,391,962	CHF	5,299,000	MS	02/02/2018	(301,296)
USD	809,366	CLP	493,068,000	MS	02/02/2018	(8,556)
USD	1,224,349	DKK	7,627,000	MS	02/02/2018	(47,984)
USD	22,069,766	EUR	18,476,000	MS	02/02/2018	(869,107)
USD	11,822,986	GBP	8,788,000	MS	02/02/2018	(654,652)
USD	169,739	ILS	589,000	MS	02/02/2018	(2,506)
USD	2,016,034	INR	129,633,000	JPM	02/02/2018	(22,101)
USD	2,234,779	INR	142,332,000	MS	02/02/2018	(3,013)
USD	16,251,078	JPY	1,833,867,000	MS	02/02/2018	(547,191)
USD	8,871,642	KRW	9,517,780,000	JPM	02/02/2018	(41,389)
USD	309,868	KRW	331,763,000	MS	02/02/2018	(815)
USD	690,143	MXN	13,700,000	MS	02/02/2018	(45,951)
USD	450,285	NOK	3,717,000	MS	02/02/2018	(31,885)
USD	116,002	NZD	164,000	MS	02/02/2018	(4,858)
USD	661,226	RUB	38,363,000	DB	02/02/2018	(21,231)
USD	20,462	RUB	1,166,000	MS	02/02/2018	(280)
USD	1,865,826	SEK	15,380,000	MS	02/02/2018	(85,975)
USD	888,267	SGD	1,189,000	MS	02/02/2018	(18,121)
USD	257,178	TRY	991,000	MS	02/02/2018	(6,545)
USD	7,413,549	TWD	218,820,000	JPM	02/02/2018	(94,300)
USD	306,977	TWD	9,006,000	MS	02/02/2018	(2,025)
USD	3,697,687	ZAR	44,984,000	MS	02/02/2018	(99,633)
AUD	270,000	USD	218,407	MS	03/05/2018	(869)
BRL	24,000	USD	7,509	MS	03/05/2018	(1)
CAD	325,000	USD	265,008	MS	03/05/2018	(682)
CHF	170,000	USD	183,303	MS	03/05/2018	(225)
CLP	1,692,000	USD	2,806	MS	03/05/2018	(1)
DKK	260,000	USD	43,573	MS	03/05/2018	(109)
EUR	215,000	USD	267,593	MS	03/05/2018	(132)
GBP	287,000	USD	408,596	MS	03/05/2018	(629)
HKD	927,000	USD	118,601	MS	03/05/2018	(13)

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
ILS	12,000	USD	3,524	MS	03/05/2018	$(10)
INR	1,512,000	USD	23,672	MS	03/05/2018	(13)
JPY	2,027,000	USD	18,601	MS	03/05/2018	(2)
KRW	112,909,000	USD	105,737	MS	03/05/2018	(106)
NOK	182,000	USD	23,711	MS	03/05/2018	(80)
NZD	10,000	USD	7,396	MS	03/05/2018	(29)
SEK	334,000	USD	42,585	MS	03/05/2018	(112)
SGD	29,000	USD	22,149	MS	03/05/2018	(28)
TRY	16,000	USD	4,221	MS	03/05/2018	(2)
TWD	1,653,000	USD	56,854	MS	03/05/2018	(15)
USD	6,565,809	CAD	8,092,000	MS	03/05/2018	(15,501)
USD	5,677,420	CHF	5,294,000	MS	03/05/2018	(23,835)
USD	411,845	CLP	249,278,000	MS	03/05/2018	(1,449)
USD	1,276,578	DKK	7,640,000	MS	03/05/2018	(575)
USD	324,203	EUR	261,000	MS	03/05/2018	(482)
USD	12,457,763	GBP	8,813,000	MS	03/05/2018	(69,822)
USD	2,141,246	INR	137,081,000	MS	03/05/2018	(3,671)
USD	4,561,577	KRW	4,895,828,000	MS	03/05/2018	(18,706)
USD	742,184	MXN	13,943,000	MS	03/05/2018	(3,168)
USD	477,451	NOK	3,678,000	MS	03/05/2018	(103)
USD	120,324	NZD	164,000	MS	03/05/2018	(490)
USD	756,561	RUB	42,803,000	MS	03/05/2018	(1,866)
USD	26,272	SEK	207,000	MS	03/05/2018	(51)
USD	12,203	SGD	16,000	MS	03/05/2018	(1)
USD	260,695	TRY	995,000	MS	03/05/2018	(1,670)
USD	3,902,211	TWD	113,963,000	MS	03/05/2018	(16,435)
USD	1,774,604	ZAR	21,360,000	MS	03/05/2018	(20,100)

						(3,780,260)

				Net unrealized depreciation		$(3,260,483)

Counterparties:

DB — Deutsche Bank AG London

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$100,258,627	$—	$—	$100,258,627

Total	$100,258,627	$—	$—	$100,258,627

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$519,777	$—	$519,777
Liabilities
Forward currency contracts	—	(3,780,260)	—	(3,780,260)

Total	$—	$(3,260,483)	$—	$(3,260,483)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI EAFE ETF[a]	60,075,145	$4,435,948,707

		4,435,948,707

TOTAL INVESTMENT COMPANIES
(Cost: $3,833,826,158)		4,435,948,707

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $3,833,826,158)		4,435,948,707
Other Assets, Less Liabilities — 0.08%		3,672,206

NET ASSETS — 100.00%		$4,439,620,913

[a]	Affiliate of the Fund.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,637,630	—	(4,637,630)[b]	—	$—	$14,109	$—	$—
iShares MSCI EAFE ETF	64,434,454	9,689,415	(14,048,724)	60,075,145	4,435,948,707	47,937,312	110,587,241	331,482,488

					$4,435,948,707	$47,951,421	$110,587,241	$331,482,488

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	268,000	USD	209,625	BOA	02/02/2018	$6,330
AUD	1,984,000	USD	1,585,856	CITI	02/02/2018	12,851
AUD	1,072,000	USD	856,923	MS	02/02/2018	6,894
AUD	4,858,000	USD	3,835,733	NAB	02/02/2018	78,842
AUD	8,755,000	USD	6,898,466	SSB	02/02/2018	156,311
AUD	794,000	USD	634,896	UBS	02/02/2018	4,909
CHF	346,370,000	USD	370,687,072	CITI	02/02/2018	1,453,675
CHF	18,788,000	USD	19,619,460	MS	02/02/2018	566,412
DKK	2,614,000	USD	431,352	CITI	02/02/2018	4,714
DKK	11,684,000	USD	1,929,269	MS	02/02/2018	19,851
DKK	6,851,000	USD	1,133,145	NSI	02/02/2018	9,736

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
DKK	5,407,000	USD	869,643	UBS	02/02/2018	$32,351
EUR	829,000	USD	990,817	BOA	02/02/2018	38,428
EUR	21,527,000	USD	26,248,955	JPM	02/02/2018	477,885
EUR	2,511,000	USD	3,072,012	MS	02/02/2018	45,519
EUR	11,329,000	USD	13,983,111	RBS	02/02/2018	82,405
EUR	34,152,000	USD	41,482,912	UBS	02/02/2018	918,493
GBP	7,000,000	USD	9,846,298	BOA	02/02/2018	92,648
GBP	1,186,000	USD	1,644,998	CITI	02/02/2018	38,944
GBP	7,766,000	USD	10,524,238	JPM	02/02/2018	502,313
GBP	586,517,000	USD	827,120,676	SSB	02/02/2018	5,645,191
GBP	628,000	USD	877,342	UBS	02/02/2018	14,323
ILS	488,000	USD	142,335	HSBC	02/02/2018	374
ILS	424,000	USD	122,292	MS	02/02/2018	1,701
ILS	204,000	USD	59,296	RBS	02/02/2018	361
JPY	134,780,000	USD	1,213,991	BOA	02/02/2018	20,597
JPY	423,179,000	USD	3,875,896	CITI	02/02/2018	434
JPY	338,501,000	USD	3,050,155	NAB	02/02/2018	50,523
JPY	1,689,981,000	USD	15,315,125	NSI	02/02/2018	165,144
JPY	720,921,000	USD	6,482,109	SSB	02/02/2018	121,546
JPY	1,841,088,000	USD	16,349,400	UBS	02/02/2018	515,014
NOK	251,000	USD	31,985	BNP	02/02/2018	575
NOK	3,511,000	USD	446,497	BOA	02/02/2018	8,951
NOK	2,773,000	USD	359,423	CITI	02/02/2018	291
NOK	5,998,000	USD	731,479	MS	02/02/2018	46,583
NOK	500,000	USD	63,604	SSB	02/02/2018	1,256
NOK	14,000	USD	1,741	TNTC	02/02/2018	75
NOK	2,586,000	USD	331,542	UBS	02/02/2018	3,914
NZD	10,790,000	USD	7,910,829	BOA	02/02/2018	40,863
NZD	29,000	USD	21,193	HSBC	02/02/2018	178
NZD	60,000	USD	43,651	MS	02/02/2018	566
NZD	252,000	USD	183,917	NAB	02/02/2018	1,794
NZD	22,000	USD	15,996	SSB	02/02/2018	217
NZD	115,000	USD	81,470	UBS	02/02/2018	3,279
SEK	55,000	USD	6,766	CITI	02/02/2018	214
SEK	67,953,000	USD	8,394,075	MS	02/02/2018	229,511
SEK	3,231,000	USD	395,474	RBS	02/02/2018	14,556
SEK	2,061,000	USD	256,474	SSB	02/02/2018	5,078
SEK	3,408,000	USD	430,855	TNTC	02/02/2018	1,638
SEK	6,150,000	USD	765,969	UBS	02/02/2018	14,498
SGD	405,000	USD	306,140	BOA	02/02/2018	2,596
SGD	81,000	USD	61,428	HSBC	02/02/2018	319
SGD	1,345,000	USD	1,006,997	MS	02/02/2018	18,312
SGD	2,163,000	USD	1,629,814	SSB	02/02/2018	19,065
USD	63,949	AUD	79,000	NAB	02/02/2018	290
USD	39,766	AUD	49,000	RBS	02/02/2018	282
USD	372,601,119	CHF	346,370,000	CITI	02/02/2018	460,372
USD	20,210,843	CHF	18,788,000	MS	02/02/2018	24,972
USD	27,832	DKK	166,000	CITI	02/02/2018	140
USD	504,240	EUR	404,000	UBS	02/02/2018	2,654
USD	166,989	GBP	117,000	SSB	02/02/2018	866
USD	145,893,409	HKD	1,141,098,000	CITI	02/02/2018	22,380
USD	161,415,136	HKD	1,260,836,000	MS	02/02/2018	237,530
USD	2,365	ILS	8,000	BOA	02/02/2018	26
USD	880	ILS	3,000	HSBC	02/02/2018	2
USD	17,283	ILS	59,000	SSB	02/02/2018	29
USD	235,767	JPY	25,583,000	CITI	02/02/2018	1,426
USD	142,971	JPY	15,496,000	UBS	02/02/2018	1,028

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	6,525	NOK	50,000	CITI	02/02/2018	$39
USD	3,906	NOK	30,000	RBS	02/02/2018	14
USD	1,476	NZD	2,000	UBS	02/02/2018	2
USD	15,770	SEK	124,000	RBS	02/02/2018	34
USD	26,260	SEK	206,000	SSB	02/02/2018	118
USD	12,284	SGD	16,000	HSBC	02/02/2018	87
USD	7,657	SGD	10,000	SSB	02/02/2018	34
AUD	1,050,000	USD	845,959	BOA	03/05/2018	21
CHF	1,551,000	USD	1,669,492	CITI	03/05/2018	823
GBP	1,543,000	USD	2,193,196	BOA	03/05/2018	162
GBP	7,434,000	USD	10,559,088	SSB	03/05/2018	8,263
JPY	330,940,000	USD	3,036,375	BOA	03/05/2018	144
JPY	1,686,263,000	USD	15,455,457	RBS	03/05/2018	16,743
NOK	641,000	USD	83,221	UBS	03/05/2018	7
SEK	2,681,000	USD	340,923	MS	03/05/2018	5
USD	318,089,491	AUD	393,034,000	BOA	03/05/2018	1,423,908
USD	83,599,599	DKK	499,736,000	TDB	03/05/2018	60,423
USD	1,479,667,867	EUR	1,187,624,000	SSB	03/05/2018	2,259,412
USD	147,036,783	HKD	1,148,889,000	CITI	03/05/2018	63,324
USD	11,702,175	ILS	39,758,000	RBS	03/05/2018	59,289
USD	1,102,665,007	JPY	119,577,404,000	RBS	03/05/2018	5,490,078
USD	31,272,311	NOK	240,520,000	BOA	03/05/2018	43,018
USD	59,340,687	SGD	77,733,000	CITI	03/05/2018	46,511

						21,723,504

AUD	393,034,000	USD	318,138,620	BOA	02/02/2018	(1,431,892)
AUD	5,267,000	USD	4,259,340	NAB	02/02/2018	(15,192)
CHF	365,158,000	USD	392,811,962	MS	02/02/2018	(485,344)
DKK	499,736,000	USD	83,426,361	TDB	02/02/2018	(60,609)
EUR	1,187,624,000	USD	1,476,810,444	SSB	02/02/2018	(2,316,220)
EUR	4,149,000	USD	5,152,149	UBS	02/02/2018	(960)
GBP	3,159,000	USD	4,489,272	SSB	02/02/2018	(3,968)
HKD	1,141,098,000	USD	145,937,256	CITI	02/02/2018	(66,228)
HKD	1,260,836,000	USD	161,208,011	MS	02/02/2018	(30,405)
ILS	260,000	USD	76,214	BNP	02/02/2018	(181)
ILS	570,000	USD	167,646	HSBC	02/02/2018	(958)
ILS	39,758,000	USD	11,686,682	RBS	02/02/2018	(60,006)
ILS	83,000	USD	24,283	SSB	02/02/2018	(10)
JPY	1,003,112,000	USD	9,206,452	NSI	02/02/2018	(17,920)
JPY	119,577,404,000	USD	1,100,878,328	RBS	02/02/2018	(5,546,241)
JPY	686,533,000	USD	6,292,082	SSB	02/02/2018	(3,422)
NOK	240,520,000	USD	31,244,256	BOA	02/02/2018	(43,955)
NZD	57,000	USD	42,327	MS	02/02/2018	(321)
SEK	977,511,000	USD	124,054,657	MS	02/02/2018	(3,463)
SGD	77,733,000	USD	59,307,247	CITI	02/02/2018	(50,500)
SGD	1,343,000	USD	1,025,803	SSB	02/02/2018	(2,019)
USD	524,608	AUD	669,000	HSBC	02/02/2018	(14,472)
USD	316,765	AUD	403,000	MS	02/02/2018	(7,973)
USD	1,067,773	AUD	1,365,000	NAB	02/02/2018	(32,144)
USD	53,605	AUD	67,000	NSI	02/02/2018	(383)
USD	78,432	AUD	98,000	SSB	02/02/2018	(536)
USD	417,875	AUD	533,000	UBS	02/02/2018	(11,617)
USD	320,663,543	AUD	412,769,000	WBC	02/02/2018	(11,945,645)
USD	370,012,576	CHF	365,158,000	MS	02/02/2018	(22,314,042)
USD	14,303	DKK	87,000	BOA	02/02/2018	(210)
USD	20,711	DKK	126,000	CITI	02/02/2018	(308)
USD	82,704,546	DKK	515,852,000	HSBC	02/02/2018	(3,349,671)
USD	1,012,238	DKK	6,265,000	JPM	02/02/2018	(32,887)

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	164,647	DKK	1,027,000	MS	02/02/2018	$(6,677)
USD	138,075	DKK	858,000	RBS	02/02/2018	(5,056)
USD	109,313	DKK	677,000	TDB	02/02/2018	(3,624)
USD	199,892	DKK	1,234,000	UBS	02/02/2018	(5,964)
USD	375,663	EUR	307,000	CITI	02/02/2018	(5,493)
USD	1,935,244	EUR	1,610,000	MS	02/02/2018	(63,651)
USD	260,666	EUR	213,000	NSI	02/02/2018	(3,784)
USD	1,994,437	EUR	1,656,000	RBS	02/02/2018	(61,570)
USD	1,502,436,608	EUR	1,257,931,000	UBS	02/02/2018	(59,347,250)
USD	7,214,339	GBP	5,322,000	BOA	02/02/2018	(342,100)
USD	800,503,643	GBP	596,145,000	HSBC	02/02/2018	(45,932,535)
USD	54,546	GBP	39,000	MS	02/02/2018	(828)
USD	100,758	GBP	71,000	NAB	02/02/2018	(51)
USD	1,877,885	GBP	1,387,000	SSB	02/02/2018	(91,446)
USD	1,056,017	GBP	781,000	TDB	02/02/2018	(52,885)
USD	3,244,751	GBP	2,394,000	UBS	02/02/2018	(154,369)
USD	11,611,641	ILS	40,359,000	BNP	02/02/2018	(190,789)
USD	15,945	ILS	55,000	CITI	02/02/2018	(139)
USD	16,865	ILS	58,000	HSBC	02/02/2018	(97)
USD	202,735	ILS	703,000	JPM	02/02/2018	(2,848)
USD	23,302	ILS	81,000	MS	02/02/2018	(386)
USD	19,735	ILS	68,000	SSB	02/02/2018	(150)
USD	113,281	ILS	393,000	TNTC	02/02/2018	(1,646)
USD	1,098,229,022	JPY	124,025,749,000	AUNZ	02/02/2018	(37,850,020)
USD	194,465	JPY	21,500,000	BOA	02/02/2018	(2,475)
USD	2,893,405	JPY	325,154,000	HSBC	02/02/2018	(85,014)
USD	10,783,735	JPY	1,213,181,000	JPM	02/02/2018	(329,034)
USD	357,601	JPY	39,670,000	NAB	02/02/2018	(5,777)
USD	2,616,710	JPY	292,382,000	SSB	02/02/2018	(61,516)
USD	1,858,730	JPY	209,937,000	UBS	02/02/2018	(64,299)
USD	2,186,224	JPY	246,847,000	WBC	02/02/2018	(74,901)
USD	92,696	NOK	746,000	BOA	02/02/2018	(4,075)
USD	7,900	NOK	62,000	CITI	02/02/2018	(143)
USD	39,737	NOK	326,000	MS	02/02/2018	(2,551)
USD	5,348	NOK	42,000	NSI	02/02/2018	(100)
USD	2,169	NOK	17,000	SSB	02/02/2018	(36)
USD	59,258	NOK	489,000	TDB	02/02/2018	(4,175)
USD	30,787,546	NOK	254,391,000	UBS	02/02/2018	(2,212,103)
USD	28,458	NZD	40,000	HSBC	02/02/2018	(1,020)
USD	937,649	NZD	1,319,000	JPM	02/02/2018	(34,388)
USD	6,978,169	NZD	9,877,000	MS	02/02/2018	(300,687)
USD	18,744	NZD	26,000	NAB	02/02/2018	(416)
USD	1,457	NZD	2,000	NSI	02/02/2018	(17)
USD	28,371	NZD	40,000	SSB	02/02/2018	(1,107)
USD	2,189	NZD	3,000	TDB	02/02/2018	(22)
USD	11,377	NZD	16,000	UBS	02/02/2018	(414)
USD	205,667	SEK	1,684,000	BNY	02/02/2018	(8,041)
USD	21,668	SEK	174,000	BOA	02/02/2018	(414)
USD	8,484	SEK	68,000	CITI	02/02/2018	(146)
USD	408,083	SEK	3,355,000	MS	02/02/2018	(17,684)
USD	162,202	SEK	1,325,000	RBS	02/02/2018	(5,948)
USD	167,550	SEK	1,362,000	SSB	02/02/2018	(5,295)
USD	124,126	SEK	1,008,000	TDB	02/02/2018	(3,794)
USD	127,100,096	SEK	1,051,063,000	UBS	02/02/2018	(6,285,226)
USD	61,570,441	SGD	82,442,000	HSBC	02/02/2018	(1,276,030)
USD	10,602	SGD	14,000	NSI	02/02/2018	(71)
USD	3,795	SGD	5,000	RBS	02/02/2018	(17)
USD	436,516	SGD	583,000	SSB	02/02/2018	(7,911)

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	16,586,000	USD	13,429,087	BNP	03/05/2018	$(65,828)
AUD	4,112,000	USD	3,314,371	BOA	03/05/2018	(1,352)
CHF	14,065,000	USD	15,164,660	CITI	03/05/2018	(17,673)
DKK	14,922,000	USD	2,502,953	BOA	03/05/2018	(8,493)
DKK	6,601,000	USD	1,103,885	NSI	03/05/2018	(418)
EUR	3,293,000	USD	4,096,545	BOA	03/05/2018	(41)
EUR	6,465,000	USD	8,069,503	JPM	03/05/2018	(27,020)
EUR	13,390,000	USD	16,664,156	SSB	03/05/2018	(6,949)
GBP	22,281,000	USD	31,720,056	BOA	03/05/2018	(47,853)
HKD	8,033,000	USD	1,027,803	CITI	03/05/2018	(169)
ILS	1,066,000	USD	313,046	BNP	03/05/2018	(874)
ILS	14,000	USD	4,105	CITI	03/05/2018	(5)
ILS	109,000	USD	31,929	HSBC	03/05/2018	(9)
JPY	522,128,000	USD	4,791,366	BNP	03/05/2018	(613)
NOK	13,335,000	USD	1,737,262	MS	03/05/2018	(5,836)
NZD	723,000	USD	534,896	MS	03/05/2018	(2,283)
SEK	7,153,000	USD	910,838	BNP	03/05/2018	(1,231)
SEK	19,647,000	USD	2,506,500	MS	03/05/2018	(8,102)
SGD	1,457,000	USD	1,113,603	BNP	03/05/2018	(2,214)
SGD	1,113,000	USD	849,125	SSB	03/05/2018	(137)
USD	371,526,027	CHF	346,370,000	CITI	03/05/2018	(1,489,397)
USD	814,591,208	GBP	576,783,000	SSB	03/05/2018	(5,299,641)
USD	7,908,056	NZD	10,790,000	BOA	03/05/2018	(40,628)
USD	124,304,238	SEK	977,511,000	MS	03/05/2018	(310)

						(209,794,983)

				Net unrealized depreciation		$(188,071,479)

Counterparties:

AUNZ — Australia and New Zealand Bank Group

BNP — BNP Paribas SA

BNY — Bank of New York

BOA — Bank of America N.A.

CITI — Citibank N.A. London

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NAB — National Australia Bank Limited

NSI — Nomura Securities International Inc.

RBS — Royal Bank of Scotland

SSB — State Street Bank London

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

UBS — UBS AG London

WBC — Westpac Banking Corporation

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$4,435,948,707	$—	$—	$4,435,948,707

Total	$4,435,948,707	$—	$—	$4,435,948,707

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$21,723,504	$—	$21,723,504
Liabilities
Forward currency contracts	—	(209,794,983)	—	(209,794,983)

Total	$—	$(188,071,479)	$—	$(188,071,479)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI EAFE Small-Cap ETF[a]	138,851	$9,421,040

		9,421,040

TOTAL INVESTMENT COMPANIES
(Cost: $8,038,921)		9,421,040

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	4,645	4,645

		4,645

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,645)		4,645

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $8,043,566)	$9,425,685
Other Assets, Less Liabilities — 0.03%	3,108

NET ASSETS — 100.00%	$9,428,793

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—[b]	—	—	$—	$787	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,575	—	(930)[b]	4,645	4,645	28		—	—
iShares MSCI EAFE Small-Cap ETF	168,120	28,742	(58,011)	138,851	9,421,040	109,238		544,719	614,744

					$9,425,685	$110,053		$544,719	$614,744

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	10,000	USD	7,793	MS	02/02/2018	$265
CHF	442,000	USD	473,017	MS	02/02/2018	1,869
DKK	14,000	USD	2,253	MS	02/02/2018	82
EUR	95,000	USD	114,136	MS	02/02/2018	3,811
GBP	1,300,000	USD	1,835,409	MS	02/02/2018	10,396
ILS	5,000	USD	1,442	MS	02/02/2018	20
JPY	5,432,000	USD	48,232	MS	02/02/2018	1,525

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
NOK	1,334,000	USD	172,879	MS	02/02/2018	$168
NZD	144,000	USD	105,364	MS	02/02/2018	757
SEK	50,000	USD	6,075	MS	02/02/2018	271
SGD	3,000	USD	2,244	MS	02/02/2018	43
USD	659,137	AUD	814,000	MS	02/02/2018	3,215
USD	475,473	CHF	442,000	MS	02/02/2018	588
USD	162,700	DKK	972,000	MS	02/02/2018	551
USD	2,486,517	EUR	1,996,000	MS	02/02/2018	8,384
USD	1,848,665	GBP	1,300,000	MS	02/02/2018	2,861
USD	418,167	HKD	3,268,000	MS	02/02/2018	406
USD	112,900	ILS	385,000	MS	02/02/2018	312
USD	2,997,966	JPY	327,243,000	MS	02/02/2018	412
USD	173,782	NOK	1,334,000	MS	02/02/2018	735
USD	106,574	NZD	144,000	MS	02/02/2018	454
USD	496,785	SEK	3,902,000	MS	02/02/2018	1,601
USD	155,820	SGD	204,000	MS	02/02/2018	309
CHF	6,000	USD	6,458	MS	03/05/2018	3
GBP	10,000	USD	14,208	MS	03/05/2018	6
JPY	3,614,000	USD	33,138	MS	03/05/2018	22
USD	650,308	AUD	804,000	MS	03/05/2018	2,529
USD	160,264	DKK	958,000	MS	03/05/2018	118
USD	2,375,121	EUR	1,908,000	MS	03/05/2018	1,562
USD	202,225	HKD	1,580,000	MS	03/05/2018	101
USD	111,554	ILS	380,000	MS	03/05/2018	273
USD	2,966,375	JPY	321,811,000	MS	03/05/2018	13,618
USD	490,020	SEK	3,852,000	MS	03/05/2018	183
USD	153,493	SGD	201,000	MS	03/05/2018	172

						57,622

AUD	1,618,000	USD	1,309,543	MS	02/02/2018	(5,759)
CHF	442,000	USD	475,473	MS	02/02/2018	(587)
DKK	1,930,000	USD	322,638	MS	02/02/2018	(676)
EUR	3,897,000	USD	4,848,395	MS	02/02/2018	(10,076)
GBP	1,300,000	USD	1,848,665	MS	02/02/2018	(2,861)
HKD	3,268,000	USD	417,908	MS	02/02/2018	(147)
ILS	765,000	USD	224,328	MS	02/02/2018	(615)
JPY	649,054,000	USD	5,959,517	MS	02/02/2018	(14,166)
NOK	1,334,000	USD	173,782	MS	02/02/2018	(735)
NZD	144,000	USD	106,574	MS	02/02/2018	(454)
SEK	7,754,000	USD	985,825	MS	02/02/2018	(1,802)
SGD	405,000	USD	309,219	MS	02/02/2018	(483)
USD	632,813	AUD	814,000	MS	02/02/2018	(23,108)
USD	449,291	CHF	442,000	MS	02/02/2018	(25,595)
USD	155,872	DKK	972,000	MS	02/02/2018	(6,276)
USD	2,383,211	EUR	1,996,000	MS	02/02/2018	(94,922)
USD	1,747,372	GBP	1,300,000	MS	02/02/2018	(98,432)
USD	110,933	ILS	385,000	MS	02/02/2018	(1,655)
USD	2,897,912	JPY	327,243,000	MS	02/02/2018	(99,642)
USD	161,470	NOK	1,334,000	MS	02/02/2018	(11,577)
USD	101,673	NZD	144,000	MS	02/02/2018	(4,448)
USD	472,864	SEK	3,902,000	MS	02/02/2018	(22,320)
USD	152,389	SGD	204,000	MS	02/02/2018	(3,123)
AUD	44,000	USD	35,601	MS	03/05/2018	(150)
CHF	4,000	USD	4,313	MS	03/05/2018	(5)
DKK	28,000	USD	4,689	MS	03/05/2018	(9)
EUR	24,000	USD	29,864	MS	03/05/2018	(8)
GBP	49,000	USD	69,760	MS	03/05/2018	(107)

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
HKD	11,000	USD	1,407	MS	03/05/2018	$—
ILS	9,000	USD	2,643	MS	03/05/2018	(7)
JPY	3,383,000	USD	31,044	MS	03/05/2018	(4)
NOK	78,000	USD	10,162	MS	03/05/2018	(35)
NZD	5,000	USD	3,696	MS	03/05/2018	(13)
SEK	124,000	USD	15,808	MS	03/05/2018	(40)
USD	466,899	CHF	435,000	MS	03/05/2018	(1,565)
USD	1,814,566	GBP	1,283,000	MS	03/05/2018	(9,205)
USD	170,967	NOK	1,317,000	MS	03/05/2018	(33)
USD	95,381	NZD	130,000	MS	03/05/2018	(386)

						(441,026)

Net unrealized depreciation						$(383,404)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$9,421,040	$—	$—	$9,421,040
Money market funds	4,645	—	—	4,645

Total	$9,425,685	$—	$—	$9,425,685

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$57,622	$—	$57,622
Liabilities
Forward currency contracts	—	(441,026)	—	(441,026)

Total	$—	$(383,404)	$—	$(383,404)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.03%

AUSTRALIA — 2.24%
AGL Energy Ltd.	112,048	$2,126,732
Alumina Ltd.	1,265,308	2,469,246
Amcor Ltd./Australia	181,184	2,136,152
AMP Ltd.	890,012	3,783,608
APA Group	265,220	1,730,981
ASX Ltd.	162,971	7,223,806
Aurizon Holdings Ltd.	288,464	1,093,172
AusNet Services	689,112	945,824
Australia & New Zealand Banking Group Ltd.	459,680	10,638,216
Bendigo & Adelaide Bank Ltd.	157,344	1,491,963
BHP Billiton Ltd.	454,152	11,106,038
BlueScope Steel Ltd.	57,812	678,792
Boral Ltd.	404,568	2,620,792
Brambles Ltd.	604,940	4,849,517
Coca-Cola Amatil Ltd.	175,820	1,193,063
Commonwealth Bank of Australia	319,211	20,386,406
CSL Ltd.	88,804	10,528,922
Dexus	230,056	1,775,323
Fortescue Metals Group Ltd.	267,008	1,072,400
Goodman Group	320,648	2,100,526
GPT Group (The)	320,648	1,306,013
Incitec Pivot Ltd.	553,684	1,672,329
James Hardie Industries PLC	167,476	2,957,735
LendLease Group	126,352	1,620,646
Macquarie Group Ltd.	79,864	6,669,404
Medibank Pvt Ltd.	1,147,896	3,113,855
Mirvac Group	873,736	1,556,517
National Australia Bank Ltd.	487,528	11,499,820
Newcrest Mining Ltd.	94,168	1,728,645
Orica Ltd.	149,596	2,325,799
Origin Energy Ltd.[a]	466,210	3,525,977
QBE Insurance Group Ltd.	257,472	2,247,500
Rio Tinto Ltd.	92,380	5,748,742
Santos Ltd.[a]	472,032	1,949,362
Scentre Group	976,984	3,283,118
Seek Ltd.	107,876	1,707,743
South32 Ltd.	1,572,248	4,863,348
Stockland	334,356	1,142,543
Suncorp Group Ltd.	542,511	6,000,815
Sydney Airport	552,492	3,046,661
Telstra Corp. Ltd.	1,132,996	3,367,018
Transurban Group	230,722	2,245,662

Security	Shares	Value
Treasury Wine Estates Ltd.	200,256	$2,776,133
Vicinity Centres	790,892	1,722,743
Wesfarmers Ltd.	217,676	7,722,089
Westfield Corp.	382,812	2,833,236
Westpac Banking Corp.	618,980	15,517,743
Woodside Petroleum Ltd.	137,080	3,676,338
Woolworths Group Ltd.	264,178	5,765,094

		203,544,107

AUSTRIA — 0.11%
Erste Group Bank AG	74,243	3,748,549
OMV AG	51,951	3,356,274
Voestalpine AG	47,084	3,066,479

		10,171,302
BELGIUM — 0.37%
Ageas	74,786	3,963,226
Anheuser-Busch InBev SA/NV	150,192	17,052,453
Groupe Bruxelles Lambert SA	50,859	6,011,371
KBC Group NV	48,872	4,712,291
UCB SA	25,628	2,241,212

		33,980,553
BRAZIL — 0.46%
Ambev SA	655,695	4,544,595
B3 SA — Brasil Bolsa Balcao	655,600	5,398,900
Banco do Brasil SA	178,800	2,240,258
BR Malls Participacoes SA	703,848	2,855,885
BRF SAa	119,272	1,331,333
CCR SA	357,600	1,769,397
Cia. de Saneamento Basico do Estado de Sao Paulo	178,800	2,053,946
Cia. Energetica de Minas Gerais[a]	53,968	127,296
Cielo SA	230,346	1,955,099
Embraer SA	238,464	1,507,460
Hypermarcas SA	178,800	2,051,688
Klabin SA Units	298,000	1,675,865
Kroton Educacional SA	238,400	1,223,259
Natura Cosmeticos SA	178,800	1,971,517
TIM Participacoes SA	178,800	762,184
Ultrapar Participacoes SA	119,200	3,069,063
Vale SA	554,902	7,262,725

		41,800,470
CANADA — 3.02%
Agnico Eagle Mines Ltd.	78,672	3,731,445
Alimentation Couche-Tard Inc. Class B	79,864	4,188,979

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
ARC Resources Ltd.	114,432	$1,261,984
Bank of Montreal	139,191	11,496,291
Bank of Nova Scotia (The)	221,286	14,739,774
Barrick Gold Corp.	263,432	3,798,437
BCE Inc.	49,468	2,319,272
Bombardier Inc. Class Ba	642,488	1,822,438
Brookfield Asset Management Inc. Class A	210,388	8,828,116
Cameco Corp.	148,638	1,371,465
Canadian Imperial Bank of Commerce	94,354	9,371,951
Canadian National Railway Co.	152,576	12,259,805
Canadian Natural Resources Ltd.	236,201	8,084,183
Canadian Pacific Railway Ltd.	33,376	6,195,582
Canadian Tire Corp. Ltd. Class A	9,155	1,280,737
Canadian Utilities Ltd. Class A	19,072	566,012
CCL Industries Inc. Class B	37,548	1,800,504
Cenovus Energy Inc.	206,812	1,977,344
Constellation Software Inc./Canada	4,172	2,703,834
Crescent Point Energy Corp.	145,424	1,149,784
Dollarama Inc.	45,892	6,291,003
Enbridge Inc.	318,860	11,703,359
Encana Corp.	218,732	2,711,753
Fairfax Financial Holdings Ltd.	5,364	2,828,796
Finning International Inc.	43,508	1,201,138
First Quantum Minerals Ltd.	173,436	2,592,669
Fortis Inc./Canada	30,992	1,097,862
Franco-Nevada Corp.	42,912	3,289,623
Gildan Activewear Inc.	83,440	2,844,924
Goldcorp Inc.	200,852	2,882,996
Husky Energy Inc.[a]	115,771	1,701,391
Imperial Oil Ltd.	97,903	3,085,878
Kinross Gold Corp.[a]	224,692	977,997
Magna International Inc.	75,096	4,300,644
Manulife Financial Corp.	349,274	7,430,453
National Bank of Canada	39,106	2,034,908
Nutrien Ltd.[a]	128,360	6,732,662
Open Text Corp.	54,832	1,882,483
Pembina Pipeline Corp.	77,480	2,648,031
Power Corp. of Canada	178,338	4,562,929
Restaurant Brands International Inc.	53,044	3,212,430
Rogers Communications Inc. Class B	120,988	5,919,965
Royal Bank of Canada	262,310	22,518,229
Saputo Inc.	72,712	2,508,782

Security	Shares	Value
Shaw Communications Inc. Class B	215,156	$4,708,757
Shopify Inc. Class Aa,b	20,264	2,593,845
SNC-Lavalin Group Inc.	82,248	3,647,645
Sun Life Financial Inc.	126,415	5,499,261
Suncor Energy Inc.	332,077	12,061,255
Teck Resources Ltd. Class B	100,724	2,932,601
TELUS Corp.	23,550	888,944
Thomson Reuters Corp.	67,442	2,926,142
Toronto-Dominion Bank (The)	336,343	20,512,029
Tourmaline Oil Corp.[a]	84,036	1,361,043
TransCanada Corp.	152,202	7,025,471
Valeant Pharmaceuticals International Inc.[a]	81,056	1,505,038
Wheaton Precious Metals Corp.	133,504	2,891,308

		274,462,181
CHILE — 0.17%
Aguas Andinas SA Series A	1,413,116	954,254
Banco de Chile	6,479,489	1,112,870
Banco de Credito e Inversiones	14,457	1,106,962
Banco Santander Chile	10,758,601	917,914
Cia. Cervecerias Unidas SA	74,500	1,096,565
Colbun SA	3,175,488	790,128
Empresas CMPC SA	504,216	2,003,092
Empresas COPEC SA	75,096	1,307,782
Enel Americas SA	4,651,780	1,091,687
Enel Chile SA	4,651,780	588,480
Enel Generacion Chile SA	644,276	616,073
Itau CorpBanca	52,656,004	537,899
LATAM Airlines Group SA	138,868	2,395,491
SACI Falabella	94,772	997,041

		15,516,238
CHINA — 3.68%
58.com Inc. ADR[a]	26,820	2,142,382
Agricultural Bank of China Ltd. Class H	4,172,000	2,560,344
Alibaba Group Holding Ltd. ADR[a,b]	205,620	42,006,110
Baidu Inc. ADR[a]	61,388	15,157,925
Bank of China Ltd. Class H	17,284,000	10,408,254
Beijing Enterprises Water Group Ltd.	2,384,000	1,716,040
Brilliance China Automotive Holdings Ltd.	1,192,000	3,048,028
China Construction Bank Corp. Class H	13,456,260	15,518,282

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
China Evergrande Group[a]	596,000	$1,969,788
China Galaxy Securities Co. Ltd. Class H	894,000	730,384
China Gas Holdings Ltd.[b]	834,400	2,442,995
China Huishan Dairy Holdings Co. Ltd.[a,b,c]	3,033,300	4
China Life Insurance Co. Ltd. Class H	2,384,000	8,062,035
China Mengniu Dairy Co. Ltd.	1,192,000	3,893,856
China Merchants Bank Co. Ltd. Class H	1,192,288	5,846,006
China Mobile Ltd.	1,192,000	12,588,356
China Overseas Land & Investment Ltd.	1,192,000	4,617,763
China Pacific Insurance Group Co. Ltd. Class H	715,200	3,630,202
China Petroleum & Chemical Corp. Class H	6,115,200	5,285,305
China Shenhua Energy Co. Ltd. Class H	1,192,000	3,710,974
China Taiping Insurance Holdings Co. Ltd.	476,800	2,060,467
China Telecom Corp. Ltd. Class H	2,384,000	1,179,587
China Unicom Hong Kong Ltd.[a]	2,384,000	3,572,289
CNOOC Ltd.	3,576,000	5,568,747
Country Garden Holdings Co. Ltd.	1,192,866	2,565,254
Ctrip.com International Ltd. ADR[a]	144,828	6,775,054
Fosun International Ltd.[b]	1,788,000	4,224,567
GCL-Poly Energy Holdings Ltd.[a]	9,536,000	1,645,935
Geely Automobile Holdings Ltd.	1,192,000	3,817,655
GOME Retail Holdings Ltd.[b]	8,344,000	1,056,142
Great Wall Motor Co. Ltd. Class Hb	1,274,500	1,556,166
Guangdong Investment Ltd.	1,678,000	2,497,225
Haier Electronics Group Co. Ltd.	1,192,000	4,084,358
Hengan International Group Co. Ltd.	298,000	2,857,526
Industrial & Commercial Bank of China Ltd. Class H	14,330,260	13,558,090
JD.com Inc. ADR[a]	104,896	5,164,030
Kunlun Energy Co. Ltd.	1,192,000	1,182,635
Lenovo Group Ltd.	2,384,000	1,374,661
NetEase Inc. ADR	17,880	5,724,461

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR	39,336	$3,622,452
PetroChina Co. Ltd. Class H	4,768,000	3,779,555
Ping An Insurance Group Co. of China Ltd. Class H	1,192,000	14,119,991
Shimao Property Holdings Ltd.	1,013,500	3,025,683
SINA Corp./China[a]	10,728	1,257,858
Sino Biopharmaceutical Ltd.	1,192,000	2,197,628
Sino-Ocean Group Holding Ltd.	2,384,000	1,972,074
Sunac China Holdings Ltd.	596,000	2,861,336
TAL Education Group Class A ADR	118,604	3,862,932
Tencent Holdings Ltd.	1,132,400	67,120,629
TravelSky Technology Ltd. Class H	596,000	1,870,727
Vipshop Holdings Ltd. ADR[a]	80,460	1,330,004
Want Want China Holdings Ltd.[b]	3,576,000	3,159,281
Weibo Corp. ADR[a]	9,352	1,211,739
Yum China Holdings Inc.	99,532	4,617,289
YY Inc. ADR[a]	18,476	2,456,569

		334,265,629
COLOMBIA — 0.03%
Ecopetrol SA	1,314,180	1,235,278
Grupo de Inversiones Suramericana SA	111,452	1,580,072

		2,815,350
CZECH REPUBLIC — 0.04%
CEZ AS	69,732	1,792,296
Komercni Banka AS	11,970	551,606
O2 Czech Republic AS	64,964	909,315

		3,253,217
DENMARK — 0.64%
AP Moller — Maersk A/S Class A	1,192	2,045,127
Carlsberg A/S Class B	24,040	3,097,652
Chr Hansen Holding A/S	33,134	2,906,199
Danske Bank A/S	197,873	8,065,026
DSV A/S	99,532	8,213,531
Genmab A/Sa	10,461	1,922,630
Novo Nordisk A/S Class B	361,772	20,189,278
Novozymes A/S Class B	62,580	3,482,952
Pandora A/S	18,000	1,712,564
TDC A/S	152,930	1,024,192
Tryg A/S	126,352	3,085,728
Vestas Wind Systems A/S	38,740	2,652,181

		58,397,060

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
EGYPT — 0.01%
Commercial International Bank Egypt SAE	277,092	$1,229,184

		1,229,184
FINLAND — 0.28%
Fortum OYJ	70,339	1,530,368
Metso OYJ	83,440	2,926,063
Nokia OYJ	977,440	4,720,815
Sampo OYJ Class A	124,564	7,257,566
Stora Enso OYJ Class R	65,560	1,128,699
UPM-Kymmene OYJ	191,316	6,468,330
Wartsila OYJ Abp	24,436	1,676,090

		25,707,931
FRANCE — 3.41%
Accor SA	80,086	4,574,325
Air Liquide SA	73,015	9,873,542
Airbus SE	110,260	12,705,471
Alstom SA	51,920	2,286,415
Arkema SA	14,142	1,812,831
Atos SE	22,648	3,583,147
AXA SA	348,064	11,488,255
BNP Paribas SA	203,237	16,861,960
Bouygues SA	78,910	4,400,988
Capgemini SE	61,984	8,258,315
Carrefour SA	103,843	2,493,461
Cie. de Saint-Gobain	117,052	6,826,450
Cie. Generale des Etablissements Michelin Class B	52,448	8,415,421
Credit Agricole SA	302,172	5,712,339
Danone SA	109,827	9,503,311
Edenred	79,408	2,572,976
Engie SA	343,296	5,978,703
Essilor International Cie. Generale d’Optique SA	64,964	9,258,270
Getlink SE Registered	150,192	2,114,250
Hermes International	5,960	3,305,464
Iliad SAb	7,748	2,011,492
Ingenico Group SA	13,112	1,497,853
Kering	20,264	10,294,457
L’Oreal SA	47,171	10,759,559
Legrand SA	50,660	4,229,613
LVMH Moet Hennessy Louis Vuitton SE	55,484	17,459,514
Orange SA	371,701	6,735,014
Pernod Ricard SA	60,792	9,716,372

Security	Shares	Value
Publicis Groupe SA	32,562	$2,258,611
Renault SA	36,952	4,077,140
Safran SA	62,580	7,089,597
Sanofi	216,944	19,220,755
Schneider Electric SE	103,843	9,764,279
SES SA	122,180	1,913,227
Societe Generale SA	139,464	8,140,463
STMicroelectronics NV	185,952	4,454,625
Suez	66,193	990,344
TOTAL SA	446,404	25,934,096
Unibail-Rodamco SE	22,933	5,902,313
Valeo SA	46,488	3,677,440
Veolia Environnement SA	75,934	1,919,329
Vinci SA	87,214	9,452,278
Vivendi SA	218,410	6,429,353
Wendel SA	11,920	2,228,887
Zodiac Aerospace	67,348	2,099,987

		310,282,492
GERMANY — 3.06%
1&1 Drillisch AG	39,932	3,332,936
adidas AG	40,528	9,456,360
Allianz SE Registered	83,650	21,206,129
BASF SE	174,628	20,518,647
Bayer AG Registered	153,768	20,193,892
Bayerische Motoren Werke AG	67,944	7,784,457
Beiersdorf AG	26,224	3,119,847
Commerzbank AGa	263,432	4,350,885
Continental AG	16,688	5,024,721
Covestro AGd	24,436	2,818,242
Daimler AG Registered	162,112	14,889,854
Deutsche Bank AG Registered	383,228	7,062,751
Deutsche Boerse AG	47,735	6,145,800
Deutsche Post AG Registered	206,847	9,809,868
Deutsche Telekom AG Registered	601,960	10,592,224
Deutsche Wohnen SE Bearer	81,652	3,702,536
E.ON SE	382,036	4,025,820
Fresenius Medical Care AG & Co. KGaA	63,772	7,388,292
Fresenius SE & Co. KGaA	67,944	5,965,517
GEA Group AG	33,972	1,694,095
HeidelbergCement AG	34,103	3,707,988
Henkel AG & Co. KGaA	26,224	3,292,991
Infineon Technologies AG	248,563	7,248,847
Lanxess AG	35,164	3,076,027
Linde AGa	44,074	10,794,363

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
MAN SE	29,800	$3,556,418
Merck KGaA	24,436	2,679,431
METRO AGa	64,988	1,416,780
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	38,794	9,160,505
Osram Licht AG	38,740	3,395,600
ProSiebenSat.1 Media SE Registered	49,468	1,897,427
RWE AGa	104,896	2,106,469
SAP SE	179,526	20,313,638
Siemens AG Registered	144,828	22,040,051
thyssenkrupp AG	118,099	3,728,068
Vonovia SE	96,552	4,776,307
Wirecard AG	33,972	4,244,760
Zalando SEa,d	30,992	1,821,539

		278,340,082
GREECE — 0.03%
Alpha Bank AEa	310,002	757,309
Eurobank Ergasias SAa	572,880	642,299
JUMBO SA	31,992	634,477
National Bank of Greece SAa	1,383,255	589,331
Piraeus Bank SAa	101,201	457,638

		3,081,054
HONG KONG — 1.22%
AIA Group Ltd.	2,264,800	19,400,699
Bank of East Asia Ltd. (The)[b]	596,000	2,579,394
CK Asset Holdings Ltd.	894,016	8,532,727
CK Hutchison Holdings Ltd.	709,016	9,572,661
CLP Holdings Ltd.	298,000	3,042,313
Galaxy Entertainment Group Ltd.	596,000	5,280,709
Hang Lung Properties Ltd.	1,192,000	3,154,709
Hang Seng Bank Ltd.	202,700	4,825,543
Henderson Land Development Co. Ltd.	886,962	6,203,047
Hong Kong & China Gas Co. Ltd.	3,238,869	6,401,999
Hong Kong Exchanges & Clearing Ltd.	193,200	7,321,466
Li & Fung Ltd.[b]	2,390,000	1,219,224
Link REIT	596,000	5,273,089
Melco Resorts & Entertainment Ltd. ADR	45,892	1,366,664
New World Development Co. Ltd.[b]	1,970,666	3,189,771
Sands China Ltd.	476,800	2,840,762
Swire Pacific Ltd. Class A	596,000	5,962,705

Security	Shares	Value
Techtronic Industries Co. Ltd.	894,000	$5,955,085
WH Group Ltd.[d]	2,086,000	2,584,347
Wharf Holdings Ltd. (The)	561,200	2,299,632
Wharf Real Estate Investment Co. Ltd.[a]	561,200	3,878,163

		110,884,709
HUNGARY — 0.06%
OTP Bank PLC	112,305	5,231,277

		5,231,277
INDIA — 0.87%
Dr. Reddy’s Laboratories Ltd. ADR[b]	205,676	7,087,595
ICICI Bank Ltd. ADR	803,717	8,824,813
Infosys Ltd. ADR	714,008	12,859,284
Larsen & Toubro Ltd. GDR[e]	558,714	12,403,451
Reliance Industries Ltd. GDR[d]	679,440	20,519,088
Tata Motors Ltd. ADR[a]	246,744	7,639,194
Wipro Ltd. ADR[b]	1,839,256	10,097,515

		79,430,940
INDONESIA — 0.29%
Astra International Tbk PT	5,185,200	3,291,945
Bank Central Asia Tbk PT	4,112,400	6,980,191
Bank Mandiri Persero Tbk PT	2,980,914	1,814,576
Bank Negara Indonesia Persero Tbk PT	2,504,388	1,758,318
Bank Rakyat Indonesia Persero Tbk PT	11,920,000	3,294,170
Charoen Pokphand Indonesia Tbk PT	2,704,445	696,892
Indocement Tunggal Prakarsa Tbk PT	445,500	725,391
Indofood Sukses Makmur Tbk PT	1,633,500	945,560
Kalbe Farma Tbk PT	6,734,800	837,543
Semen Indonesia Persero Tbk PT	894,000	744,527
Telekomunikasi Indonesia Persero Tbk PT	7,152,000	2,131,417
Unilever Indonesia Tbk PT	298,000	1,210,830
United Tractors Tbk PT	616,606	1,791,536

		26,222,896
IRELAND — 0.13%
Bank of Ireland Group PLC[a]	174,329	1,706,960
CRH PLC	122,180	4,553,997
Kerry Group PLC Class A	32,780	3,501,661

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Paddy Power Betfair PLC	19,072	$2,219,086

		11,981,704
ISRAEL — 0.14%
Israel Chemicals Ltd.	202,184	854,365
Mizrahi Tefahot Bank Ltd.	144,232	2,818,151
Nice Ltd.	51,852	4,747,132
Teva Pharmaceutical Industries Ltd. ADR[b]	191,316	3,904,760

		12,324,408
ITALY — 0.85%
Assicurazioni Generali SpA	186,548	3,711,304
Atlantia SpA	138,868	4,615,503
CNH Industrial NV	331,376	4,918,653
Davide Campari-Milano SpA	278,332	2,222,554
Enel SpA	1,040,616	6,624,337
Eni SpA	429,716	7,754,630
Ferrari NV	28,012	3,351,408
Fiat Chrysler Automobiles NVa	222,308	5,389,812
Intesa Sanpaolo SpA	2,519,292	9,918,942
Leonardo SpA	149,247	1,807,186
Luxottica Group SpA	43,508	2,807,566
Mediobanca Banca di Credito Finanziario SpA	320,052	3,904,119
Recordati SpA	50,064	2,287,007
Snam SpA	886,252	4,326,767
Telecom Italia SpA/Milano[a]	2,407,244	2,174,748
Tenaris SA	92,380	1,614,031
Terna Rete Elettrica Nazionale SpA	247,340	1,493,785
UniCredit SpA[a]	364,156	8,050,428

		76,972,780
JAPAN — 7.79%
Acom Co. Ltd.[a,b]	357,600	1,559,412
Aisin Seiki Co. Ltd.	59,600	3,478,100
Ajinomoto Co. Inc.	178,800	3,390,738
Alps Electric Co. Ltd.	59,600	1,714,479
Asahi Group Holdings Ltd.	178,800	8,994,465
Asics Corp.	119,200	1,961,277
Astellas Pharma Inc.	596,000	7,862,581
Bandai Namco Holdings Inc.	119,200	3,887,609
Bridgestone Corp.	181,200	8,808,091
Canon Inc.	238,400	9,498,434
Casio Computer Co. Ltd.	119,200	1,807,302
Central Japan Railway Co.	59,600	11,275,159

Security	Shares	Value
Chugoku Electric Power Co. Inc. (The)	178,800	$1,977,111
Concordia Financial Group Ltd.	596,000	3,609,143
Dai-ichi Life Holdings Inc.	238,400	4,991,647
Daiichi Sankyo Co. Ltd.	238,400	8,015,464
Daikin Industries Ltd.	59,600	7,150,034
Daiwa House Industry Co. Ltd.	178,800	7,051,752
Daiwa House REIT Investment Corp.	596	1,464,406
Daiwa Securities Group Inc.	596,000	4,270,910
Denso Corp.	178,800	11,176,331
East Japan Railway Co.	119,200	11,843,012
Eisai Co. Ltd.	59,600	3,402,204
FANUC Corp.	59,600	16,093,720
Fast Retailing Co. Ltd.	9,000	4,014,566
FUJIFILM Holdings Corp.	178,800	6,863,378
Fujitsu Ltd.	596,000	4,389,395
Hitachi Ltd.	1,192,000	9,461,306
Honda Motor Co. Ltd.	357,600	12,534,264
Hoya Corp.	119,200	6,081,488
ITOCHU Corp.	298,000	5,839,604
Japan Post Holdings Co. Ltd.	298,000	3,554,542
Japan Tobacco Inc.	238,400	7,888,789
JFE Holdings Inc.	119,200	2,826,707
JTEKT Corp.	83,900	1,494,220
JXTG Holdings Inc.	834,480	5,533,385
Kakaku.com Inc.	119,200	2,086,860
Kansai Electric Power Co. Inc. (The)	178,800	2,217,084
Kao Corp.	178,800	12,388,479
KDDI Corp.	357,600	9,019,035
Keikyu Corp.[b]	298,000	5,869,635
Keyence Corp.	20,000	12,171,682
Kintetsu Group Holdings Co. Ltd.	119,200	4,706,628
Kirin Holdings Co. Ltd.	119,200	2,971,400
Komatsu Ltd.	238,400	9,249,453
Kubota Corp.	178,800	3,631,530
Kyocera Corp.	119,200	7,918,274
Kyushu Electric Power Co. Inc.	238,400	2,607,756
Lion Corp.	59,600	1,117,142
Marubeni Corp.	596,000	4,467,475
Mazda Motor Corp.	119,200	1,670,252
MINEBEA MITSUMI Inc.	59,600	1,347,013
MISUMI Group Inc.	59,600	1,793,651

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	715,200	$7,761,022
Mitsubishi Corp.	298,000	8,326,691
Mitsubishi Electric Corp.	476,800	8,703,440
Mitsubishi Estate Co. Ltd.	59,600	1,140,347
Mitsubishi Heavy Industries Ltd.	119,200	4,479,487
Mitsubishi Motors Corp.	178,800	1,325,172
Mitsubishi UFJ Financial Group Inc.	2,503,200	18,823,018
Mitsui & Co. Ltd.	417,200	7,315,476
Mitsui Fudosan Co. Ltd.	189,000	4,947,712
Mizuho Financial Group Inc.	4,768,000	8,967,710
MS&AD Insurance Group Holdings Inc.	119,200	4,052,505
Murata Manufacturing Co. Ltd.	59,600	8,796,262
NEC Corp.	59,200	1,784,325
Nidec Corp.	59,900	9,575,878
Nintendo Co. Ltd.	10,100	4,438,615
Nippon Prologis REIT Inc.	1,192	2,735,523
Nippon Steel & Sumitomo Metal Corp.	179,134	4,559,789
Nippon Telegraph & Telephone Corp.	178,800	8,503,053
Nissan Motor Co. Ltd.	596,000	6,352,856
Nitto Denko Corp.	59,600	5,445,929
Nomura Holdings Inc.	742,800	4,814,539
Nomura Real Estate Master Fund Inc.	2,384	3,319,756
NTT DOCOMO Inc.	321,820	7,973,636
Olympus Corp.	59,600	2,290,523
Ono Pharmaceutical Co. Ltd.	119,200	2,942,462
ORIX Corp.	357,600	6,666,813
Otsuka Holdings Co. Ltd.	59,600	2,645,977
Panasonic Corp.	476,800	7,071,955
Rakuten Inc.[a]	298,000	2,691,296
Recruit Holdings Co. Ltd.	178,800	4,355,542
Resona Holdings Inc.	596,000	3,588,941
SBI Holdings Inc./Japan	119,230	2,882,580
Secom Co. Ltd.	59,600	4,554,837
Seven & i Holdings Co. Ltd.	178,800	7,348,237
Seven Bank Ltd.	417,200	1,536,479
Shin-Etsu Chemical Co. Ltd.	119,200	13,552,032
Shionogi & Co. Ltd.	59,600	3,296,278
Shiseido Co. Ltd.	119,200	6,116,433
SoftBank Group Corp.	178,800	14,709,578

Security	Shares	Value
Sompo Holdings Inc.	59,600	$2,383,891
Sony Corp.	298,000	14,220,897
Start Today Co. Ltd.	59,600	1,749,970
Subaru Corp.	119,300	3,954,261
Sumitomo Chemical Co. Ltd.	596,000	4,368,100
Sumitomo Corp.	440,300	7,579,348
Sumitomo Electric Industries Ltd.	298,000	5,079,282
Sumitomo Mitsui Financial Group Inc.	238,400	10,653,797
Sumitomo Mitsui Trust Holdings Inc.	119,208	4,943,929
Suruga Bank Ltd.	119,200	2,404,639
Suzuki Motor Corp.	119,200	6,801,132
T&D Holdings Inc.	238,400	4,243,610
Takeda Pharmaceutical Co. Ltd.	178,800	10,508,012
TDK Corp.	59,600	5,487,426
Terumo Corp.	119,200	5,831,414
Tohoku Electric Power Co. Inc.	238,400	3,072,959
Tokio Marine Holdings Inc.	178,800	8,419,514
Tokyo Electric Power Co. Holdings Inc.[a]	417,200	1,689,363
Tokyo Electron Ltd.	59,600	11,171,417
Tokyo Gas Co. Ltd.	119,200	2,831,621
Toray Industries Inc.	596,000	5,924,236
Toshiba Corp.[a]	1,192,000	3,396,198
Toyota Motor Corp.	536,400	36,757,565
Unicharm Corp.	59,600	1,591,627
USS Co. Ltd.	238,400	5,307,242
Yaskawa Electric Corp.	119,200	6,137,181

		707,899,709
MALAYSIA — 0.24%
AirAsia Bhd	1,549,600	1,645,909
Alliance Bank Malaysia Bhd	1,274,100	1,415,394
CIMB Group Holdings Bhd	902,900	1,679,437
DiGi.Com Bhd[b]	953,600	1,211,037
Genting Bhd	238,800	589,993
Genting Plantations Bhd[b]	357,600	919,287
Hong Leong Bank Bhd	143,500	684,780
Hong Leong Financial Group Bhd	298,000	1,418,993
IHH Healthcare Bhd[b]	1,668,800	2,573,148
IOI Properties Group Bhd[b]	1,337,018	682,616
Malaysia Airports Holdings Bhd	357,600	830,294
Maxis Bhd[b]	587,800	916,894
Petronas Gas Bhd	178,800	821,120
PPB Group Bhd[b]	238,400	1,067,915

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Public Bank Bhd	428,470	$2,416,207
RHB Bank Bhd New[a,c]	146,400	—
Sapura Energy Bhd	2,145,600	415,606
Telekom Malaysia Bhd[b]	774,800	1,222,505
Tenaga Nasional Bhd	238,400	965,160
YTL Power International Bhd	303,752	97,413

		21,573,708
MEXICO — 0.34%
Alfa SAB de CV	1,028,000	1,292,400
America Movil SAB de CV Series L	6,079,200	5,705,896
Cemex SAB de CV CPO[a]	4,270,854	3,558,087
Fomento Economico Mexicano SAB de CV	655,600	6,404,635
Gentera SAB de CVb	1,311,200	1,190,460
Grupo Financiero Banorte SAB de CV Series O	540,000	3,475,227
Grupo Mexico SAB de CV Series B	774,828	2,751,367
Grupo Televisa SAB	476,800	1,976,381
Mexichem SAB de CVb	364,923	1,035,988
Wal-Mart de Mexico SAB de CV	1,430,400	3,590,434

		30,980,875
NETHERLANDS — 1.21%
Aegon NV	371,904	2,551,854
AerCap Holdings NVa	26,224	1,418,719
Akzo Nobel NV	77,710	7,301,204
Altice NV Class Aa,b	102,512	1,105,409
ArcelorMittal[a]	140,060	5,099,172
ASML Holding NV	65,012	13,217,360
Heineken NV	57,216	6,454,832
ING Groep NV	678,881	13,387,689
Koninklijke Ahold Delhaize NV	217,333	4,865,246
Koninklijke DSM NV	33,376	3,460,135
Koninklijke KPN NV	823,076	2,891,479
Koninklijke Philips NV	234,346	9,593,038
NN Group NV	63,176	2,990,658
NXP Semiconductors NVa	59,600	7,171,072
RELX NV	442,232	9,869,565
Unilever NV CVA	255,088	14,824,250
Wolters Kluwer NV	75,096	3,988,074

		110,189,756
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	340,009	1,684,734

		1,684,734

Security	Shares	Value
NORWAY — 0.23%
DNB ASA	185,952	$3,788,660
Orkla ASA	561,668	5,869,626
Statoil ASA	212,836	4,990,748
Telenor ASA	214,560	5,045,150
Yara International ASA	18,483	892,090

		20,586,274
PAKISTAN — 0.01%
Habib Bank Ltd.	119,200	209,267
Lucky Cement Ltd.	29,800	165,889
MCB Bank Ltd.	59,600	122,188
Oil & Gas Development Co. Ltd.	119,200	177,525
United Bank Ltd./Pakistan	143,200	250,896

		925,765
PERU — 0.08%
Cia. de Minas Buenaventura SAA ADR	168,668	2,602,547
Credicorp Ltd.	19,073	4,417,879

		7,020,426
PHILIPPINES — 0.16%
Aboitiz Equity Ventures Inc.	459,610	688,071
Aboitiz Power Corp.	1,509,500	1,206,423
Ayala Land Inc.	1,609,200	1,388,053
Bank of the Philippine Islands	836,649	1,944,027
BDO Unibank Inc.	1,073,635	3,202,069
Jollibee Foods Corp.	471,710	2,618,772
Metropolitan Bank & Trust Co.	47,687	92,492
Security Bank Corp.	172,840	828,823
SM Prime Holdings Inc.	2,933,525	2,110,080

		14,078,810
POLAND — 0.15%
Alior Bank SAa	107,017	2,745,920
Bank Millennium SAa	774,800	2,229,858
Bank Pekao SA	22,052	899,366
CCC SA	13,112	1,132,475
Cyfrowy Polsat SA	157,940	1,140,399
KGHM Polska Miedz SA	22,052	728,294
mBank SAa	9,536	1,459,504
Polski Koncern Naftowy ORLEN SA	21,456	698,630
Powszechna Kasa Oszczednosci Bank Polski SAa	205,420	2,814,800

		13,849,246

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
PORTUGAL — 0.06%
Banco Espirito Santo SA Registered[a,c]	1	$—
EDP — Energias de Portugal SA	759,900	2,678,061
Jeronimo Martins SGPS SA	146,020	3,120,571

		5,798,632
QATAR — 0.07%
Ezdan Holding Group QSC	196,680	623,988
Masraf Al Rayan QSC	200,256	2,216,532
Ooredoo QPSC	38,740	1,013,608
Qatar Insurance Co. SAQ	53,408	746,249
Qatar National Bank QPSC	42,831	1,586,507

		6,186,884
RUSSIA — 0.42%
Lukoil PJSC ADR	126,948	8,359,526
Magnit PJSC GDR[e]	102,512	2,306,520
MMC Norilsk Nickel PJSC ADR	71,633	1,476,356
Mobile TeleSystems PJSC ADR	257,472	3,125,710
Novatek PJSC GDR[e]	45,892	6,108,225
Sberbank of Russia PJSC ADR	444,616	8,959,013
Surgutneftegas OJSC ADR	266,647	1,351,900
Tatneft PJSC ADR	110,856	6,717,874

		38,405,124
SINGAPORE — 0.41%
Ascendas REIT	1,917,799	4,043,022
CapitaLand Ltd.	2,324,400	6,817,672
CapitaLand Mall Trust	1,788,000	2,868,011
DBS Group Holdings Ltd.	298,000	6,009,166
Genting Singapore PLC	1,788,000	1,843,721
Hutchison Port Holdings Trust[b]	1,788,000	742,020
Keppel Corp. Ltd.	540,800	3,581,375
Oversea-Chinese Banking Corp. Ltd.[b]	536,400	5,297,626
Singapore Press Holdings Ltd.[b]	236,000	475,894
Singapore Telecommunications Ltd.	1,907,200	5,156,957

		36,835,464
SOUTH AFRICA — 0.82%
Bid Corp. Ltd.	72,712	1,624,021
Brait SEa	191,536	622,658
Capitec Bank Holdings Ltd.	38,144	2,571,899
FirstRand Ltd.	1,008,432	5,647,814
Fortress REIT Ltd. Series B	373,692	946,681
Gold Fields Ltd.	174,628	748,442

Security	Shares	Value
Growthpoint Properties Ltd.	840,956	$1,966,097
MMI Holdings Ltd./South Africa	959,560	1,832,043
Mr. Price Group Ltd.	125,160	3,014,697
MTN Group Ltd.	320,657	3,548,528
Naspers Ltd. Class N	91,188	25,976,763
PSG Group Ltd.	83,440	1,560,053
Redefine Properties Ltd.	1,956,072	1,782,478
Sanlam Ltd.	901,748	6,698,320
Sappi Ltd.	342,700	2,463,370
Sasol Ltd.	119,287	4,290,766
Shoprite Holdings Ltd.	26,820	557,350
Standard Bank Group Ltd.	397,560	6,718,551
Steinhoff International Holdings NV Class H	694,936	400,325
Woolworths Holdings Ltd./South Africa	275,352	1,488,101

		74,458,957
SOUTH KOREA — 1.72%
AmorePacific Corp.	10,132	2,841,723
AMOREPACIFIC Group	14,900	1,981,364
BGF retail Co. Ltd.[a]	4,256	876,827
Celltrion Inc.[a,b]	21,292	6,294,783
CJ CheilJedang Corp.	4,172	1,400,629
CJ Corp.	3,576	616,176
CJ E&M Corp.[a]	14,900	1,261,376
Coway Co. Ltd.	17,880	1,594,022
Doosan Heavy Industries & Construction Co. Ltd.	41,124	654,687
GS Engineering & Construction Corp.[a]	43,860	1,365,683
GS Retail Co. Ltd.	17,284	630,437
Hana Financial Group Inc.	49,929	2,436,017
Hankook Tire Co. Ltd.	16,092	806,220
Hanmi Pharm Co. Ltd.[a]	3,650	2,040,596
Hanmi Science Co. Ltd.[a,b]	13,992	1,375,811
Hanssem Co. Ltd.	5,364	856,452
Hanwha Corp.	60,792	2,678,526
Hyundai Development Co. Engineering & Construction	14,496	601,370
Hyundai Engineering & Construction Co. Ltd.	13,713	550,909
Hyundai Glovis Co. Ltd.	4,768	622,874
Hyundai Heavy Industries Co. Ltd.[a,b]	13,301	1,731,366

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Hyundai Marine & Fire Insurance Co. Ltd.	26,820	$1,164,121
Hyundai Mobis Co. Ltd.	10,728	2,486,473
Hyundai Motor Co.	26,820	4,068,774
Hyundai Robotics Co. Ltd.[a]	2,772	1,186,313
Hyundai Steel Co.	9,536	509,015
KB Financial Group Inc.[a]	57,735	3,638,681
KCC Corp.	3,576	1,408,164
Kia Motors Corp.	41,124	1,334,407
Korea Aerospace Industries Ltd. Class Ab	36,356	1,790,819
Korea Electric Power Corp.[a]	47,084	1,576,301
Korea Zinc Co. Ltd.	2,384	1,149,750
KT Corp.	49,140	1,364,425
KT&G Corp.	20,400	2,034,555
LG Chem Ltd.	8,344	3,375,575
LG Corp.	14,905	1,243,654
LG Display Co. Ltd.	41,242	1,243,613
LG Electronics Inc.	16,956	1,627,560
LG Household & Health Care Ltd.	1,788	1,970,760
Lotte Chemical Corp.	8,344	3,281,809
Lotte Corp.	11,977	782,876
Lotte Shopping Co. Ltd.	2,050	463,619
Mirae Asset Daewoo Co. Ltd.	137,676	1,450,442
NAVER Corp.	5,080	4,329,072
NCsoft Corp.	3,576	1,480,163
OCI Co. Ltd.	17,284	2,735,399
Orion Corp./Republic of Korea[a]	7,814	856,148
Ottogi Corp.[b]	1,192	859,521
POSCO	11,012	3,923,834
Samsung C&T Corp.	11,332	1,506,901
Samsung Electronics Co. Ltd.	18,476	43,168,629
Samsung Fire & Marine Insurance Co. Ltd.	5,960	1,612,998
Samsung SDI Co. Ltd.	11,324	2,089,084
Shinhan Financial Group Co. Ltd.[a]	68,867	3,437,385
SK Holdings Co. Ltd.	8,940	2,666,470
SK Hynix Inc.	109,068	7,507,139
SK Innovation Co. Ltd.	25,628	4,907,923
SK Telecom Co. Ltd.	6,556	1,630,021
Woori Bank	62,580	987,473

		156,067,714
SPAIN — 1.09%
ACS Actividades de Construccion y Servicios SA	111,942	4,498,715

Security	Shares	Value
Amadeus IT Group SA	87,016	$6,772,846
Banco Bilbao Vizcaya Argentaria SA	1,161,604	10,951,416
Banco de Sabadell SA	1,665,228	3,970,513
Banco Santander SA	2,894,915	21,576,742
Bankia SA	494,084	2,511,262
CaixaBank SA	694,936	3,763,271
Ferrovial SA	119,806	2,757,364
Grifols SA	119,574	3,859,537
Iberdrola SA	1,048,279	8,564,053
Iberdrola SA New[a]	23,247	189,922
Industria de Diseno Textil SA	246,148	8,852,667
International Consolidated Airlines Group SA	255,088	2,326,120
Red Electrica Corp. SA	197,872	4,207,740
Repsol SA	353,168	6,667,581
Siemens Gamesa Renewable Energy SAb	64,368	1,007,944
Telefonica SA	633,978	6,518,041

		98,995,734
SWEDEN — 0.91%
Assa Abloy AB Class B	100,128	2,224,500
Atlas Copco AB Class A	272,372	12,813,222
Boliden AB	132,312	4,814,408
Electrolux AB Class B	29,800	1,055,492
Essity AB Class Ba	74,907	2,250,691
Hennes & Mauritz AB Class B	204,428	3,626,583
Hexagon AB Class B	39,932	2,385,905
Investor AB Class B	87,838	4,306,629
Lundin Petroleum ABa	84,036	2,099,696
Millicom International Cellular SA SDR	16,092	1,203,648
Nordea Bank AB	651,429	8,064,798
Sandvik AB	367,136	7,252,040
Skandinaviska Enskilda Banken AB Class A	291,235	3,690,818
SKF AB Class B	76,071	1,886,158
Svenska Handelsbanken AB Class A	438,656	6,402,942
Swedbank AB Class A	173,436	4,447,134
Telefonaktiebolaget LM Ericsson Class B	675,268	4,350,189
Telia Co. AB	452,370	2,277,832
Volvo AB Class B	379,652	7,774,782

		82,927,467

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
SWITZERLAND — 2.64%
ABB Ltd. Registered	434,008	$12,115,434
Adecco Group AG Registered	29,204	2,406,440
Barry Callebaut AG Registered	1,788	3,666,016
Cie. Financiere Richemont SA Class A Registered	112,206	10,781,239
Credit Suisse Group AG Registered	382,410	7,388,214
Geberit AG Registered	7,152	3,392,892
Givaudan SA Registered	2,980	7,180,723
Julius Baer Group Ltd.	82,350	5,660,677
Kuehne + Nagel International AG Registered	5,364	986,131
LafargeHolcim Ltd. Registered	95,360	5,847,160
Lonza Group AG Registered	30,396	8,465,495
Nestle SA Registered	570,372	49,343,068
Novartis AG Registered	407,664	36,924,816
Partners Group Holding AG	2,980	2,319,309
Roche Holding AG	127,544	31,481,251
Schindler Holding AG Participation Certificates	4,172	1,047,488
Schindler Holding AG Registered	4,768	1,162,251
SGS SA Registered	1,192	3,209,527
Sika AG Bearer	596	5,170,762
Sonova Holding AG Registered	11,920	1,924,690
Swatch Group AG (The) Bearer	7,748	3,554,778
Swiss Prime Site AG Registered	11,352	1,099,053
Swiss Re AG	79,268	7,827,886
Swisscom AG Registered	4,172	2,281,675
UBS Group AG	639,973	13,011,499
Vifor Pharma AG	17,880	2,635,069
Zurich Insurance Group AG	26,250	8,637,989

		239,521,532
TAIWAN — 1.29%
Acer Inc.	2,980,000	2,827,092
Advanced Semiconductor Engineering Inc.	3,061,747	4,349,087
Cathay Financial Holding Co. Ltd.	1,192,000	2,233,045
Chang Hwa Commercial Bank Ltd.	3,119,861	1,830,458
China Airlines Ltd.[a]	4,172,000	1,732,041
China Development Financial Holding Corp.	5,364,000	1,969,251
China Steel Corp.	1,829,305	1,562,838
Chunghwa Telecom Co. Ltd.	1,788,140	6,656,712

Security	Shares	Value
CTBC Financial Holding Co. Ltd.	3,066,142	$2,240,786
E.Sun Financial Holding Co. Ltd.	1,339,024	882,101
EVA Airways Corp.	3,195,639	1,694,005
Far EasTone Telecommunications Co. Ltd.	596,000	1,554,134
First Financial Holding Co. Ltd.	1,854,562	1,282,168
Formosa Plastics Corp.	614,160	2,180,973
Formosa Taffeta Co. Ltd.	596,000	663,574
Highwealth Construction Corp.	596,000	936,570
Hon Hai Precision Industry Co. Ltd.	3,127,500	9,893,654
HTC Corp.[a]	596,000	1,451,888
Hua Nan Financial Holdings Co. Ltd.	3,140,924	1,875,146
MediaTek Inc.	596,000	6,114,289
Mega Financial Holding Co. Ltd.	1,267,287	1,100,079
Nan Ya Plastics Corp.	601,830	1,653,997
Siliconware Precision Industries Co. Ltd.	997,454	1,724,852
SinoPac Financial Holdings Co. Ltd.	3,693,963	1,273,758
Taishin Financial Holding Co. Ltd.	1,238,861	624,839
Taiwan Business Bank	11,920,978	3,533,899
Taiwan Cooperative Financial Holding Co. Ltd.	4,578,832	2,725,729
Taiwan Mobile Co. Ltd.	596,000	2,280,078
Taiwan Semiconductor Manufacturing Co. Ltd.	4,768,000	41,716,217
Uni-President Enterprises Corp.	1,396,600	3,354,274
United Microelectronics Corp.	6,556,000	3,205,401

		117,122,935
THAILAND — 0.24%
Bangkok Dusit Medical Services PCL NVDR	2,920,400	2,014,069
Bangkok Expressway & Metro PCL NVDR	7,211,600	1,784,480
Central Pattana PCL NVDR	1,515,500	4,016,172
Charoen Pokphand Foods PCL NVDR	2,264,800	1,706,554
Energy Absolute PCL NVDR[b]	2,682,000	5,801,581
Glow Energy PCL NVDR	677,900	1,845,178
Indorama Ventures PCL NVDR	1,847,633	3,303,558
Kasikornbank PCL NVDR	238,423	1,750,871

		22,222,463

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
TURKEY — 0.13%
Akbank Turk AS	308,728	$898,680
Anadolu Efes Biracilik ve Malt Sanayii AS	81,274	603,153
Arcelik AS	118,099	600,034
BIM Birlesik Magazalar AS	49,198	985,560
Coca-Cola Icecek AS	68,020	652,386
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa,b	1,087,700	768,355
TAV Havalimanlari Holding AS	123,133	726,706
Turk Hava Yollari AOa	451,855	1,985,011
Turkiye Garanti Bankasi AS	566,200	1,854,934
Turkiye Sise ve Cam Fabrikalari AS	1,035,677	1,380,387
Turkiye Vakiflar Bankasi Tao Class D	539,976	1,083,867

		11,539,073
UNITED ARAB EMIRATES — 0.07%
Abu Dhabi Commercial Bank PJSC	536,996	1,059,928
Aldar Properties PJSC	2,422,144	1,510,089
DP World Ltd.	64,627	1,713,262
Emaar Properties PJSC	963,732	1,726,432

		6,009,711
UNITED KINGDOM — 5.80%
3i Group PLC	496,468	6,575,707
Anglo American PLC	272,372	6,617,864
Antofagasta PLC	92,380	1,223,045
Aptiv PLC	53,233	5,050,747
Ashtead Group PLC	95,360	2,854,521
Associated British Foods PLC	47,084	1,829,903
AstraZeneca PLC	244,360	16,980,207
Auto Trader Group PLC[d]	395,148	2,023,475
Aviva PLC	551,995	4,028,439
BAE Systems PLC	710,482	6,001,426
Barclays PLC	2,855,749	8,119,601
Barratt Developments PLC	171,052	1,423,467
Berkeley Group Holdings PLC	19,668	1,109,246
BHP Billiton PLC	346,276	7,701,478
BP PLC	3,419,848	24,369,475
British American Tobacco PLC	438,197	30,029,029
British Land Co. PLC (The)	180,588	1,717,000
BT Group PLC	1,537,099	5,583,708
Burberry Group PLC	91,784	2,060,934
Capita PLC	128,140	332,554

Security	Shares	Value
Carnival PLC	79,060	$5,587,637
Centrica PLC	1,401,792	2,660,217
Coca-Cola HBC AG	90,592	3,048,032
Compass Group PLC	429,382	9,052,187
Diageo PLC	404,196	14,556,482
Experian PLC	369,520	8,528,476
Ferguson PLC	87,257	6,745,198
Fresnillo PLC	103,108	1,970,637
G4S PLC	303,960	1,228,877
GlaxoSmithKline PLC	920,900	17,291,511
Glencore PLC	2,203,412	12,649,385
HSBC Holdings PLC	3,462,760	36,985,808
Imperial Brands PLC	179,526	7,399,726
Intertek Group PLC	37,548	2,682,572
J Sainsbury PLC	637,569	2,289,304
Johnson Matthey PLC	82,844	4,076,168
Kingfisher PLC	296,808	1,464,603
Land Securities Group PLC	309,112	4,403,641
Legal & General Group PLC	2,112,496	8,129,029
Lloyds Banking Group PLC	11,125,532	10,997,223
London Stock Exchange Group PLC	44,700	2,496,223
Marks & Spencer Group PLC	619,244	2,653,236
Mediclinic International PLC[b]	59,600	506,152
Micro Focus International PLC	103,108	3,152,432
National Grid PLC	670,850	7,676,697
Next PLC	27,416	1,985,215
Old Mutual PLC	1,475,696	4,906,326
Pearson PLC	259,496	2,560,236
Persimmon PLC	49,468	1,760,057
Prudential PLC	513,979	13,931,030
Randgold Resources Ltd.	30,996	3,123,358
Reckitt Benckiser Group PLC	108,595	10,505,706
RELX PLC	326,012	7,222,973
Rio Tinto PLC	228,864	12,764,389
Rolls-Royce Holdings PLC	417,200	5,173,396
Royal Bank of Scotland Group PLC[a]	517,924	2,118,951
Royal Dutch Shell PLC Class A ADR	712,067	24,935,154
Royal Dutch Shell PLC Class B	727,716	25,829,825
RSA Insurance Group PLC	253,896	2,237,084
Severn Trent PLC	35,164	976,847
Shire PLC	186,548	8,827,213
Sky PLC	242,621	3,653,754

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Smith & Nephew PLC	320,197	$5,778,217
SSE PLC	248,006	4,600,672
St. James’s Place PLC	70,328	1,188,618
Standard Chartered PLC[a]	661,560	7,710,564
Standard Life Aberdeen PLC	913,937	5,530,072
Taylor Wimpey PLC	792,084	2,146,887
Tesco PLC	1,467,977	4,362,953
Unilever PLC	264,710	15,057,238
Vedanta Ltd. ADR	333,164	7,136,373
Vodafone Group PLC	5,130,964	16,387,914
Weir Group PLC (The)	60,792	1,909,665
Wm Morrison Supermarkets PLC	820,096	2,589,003
WPP PLC	354,620	6,444,794

		527,217,763
UNITED STATES — 52.02%
3M Co.	119,796	30,008,898
Abbott Laboratories	334,952	20,820,616
AbbVie Inc.	287,868	32,304,547
Accenture PLC Class A	133,504	21,454,093
Activision Blizzard Inc.	125,160	9,278,111
Acuity Brands Inc.	9,536	1,472,740
Adobe Systems Inc.[a]	106,684	21,311,196
Advance Auto Parts Inc.	18,476	2,161,507
Advanced Micro Devices Inc.[a,b]	153,172	2,104,583
AES Corp./VA	316,633	3,660,277
Aetna Inc.	64,964	12,136,574
Aflac Inc.	95,530	8,425,746
AGCO Corp.	29,979	2,177,075
Agilent Technologies Inc.	61,388	4,507,721
Air Products & Chemicals Inc.	51,256	8,629,973
Akamai Technologies Inc.[a]	44,795	3,000,817
Albemarle Corp.	22,052	2,460,783
Alexion Pharmaceuticals Inc.[a]	45,296	5,404,719
Align Technology Inc.[a]	14,900	3,903,800
Alkermes PLC[a]	21,456	1,226,640
Alleghany Corp.[a]	1,908	1,197,652
Allergan PLC	66,752	12,032,716
Alliance Data Systems Corp.	10,132	2,600,479
Alliant Energy Corp.	71,520	2,842,920
Allstate Corp. (The)	117,412	11,596,783
Alnylam Pharmaceuticals Inc.[a]	18,476	2,401,510
Alphabet Inc. Class Aa	53,640	63,414,281
Alphabet Inc. Class Ca	58,408	68,333,856
Altria Group Inc.	377,864	26,578,954
Amazon.com Inc.[a]	73,904	107,226,575

Security	Shares	Value
Ameren Corp.	48,276	$2,733,870
American Electric Power Co. Inc.	140,671	9,675,351
American Express Co.	170,457	16,943,426
American International Group Inc.	183,568	11,733,667
American Tower Corp.	98,936	14,612,847
American Water Works Co. Inc.	57,216	4,758,655
Ameriprise Financial Inc.	39,932	6,736,528
AmerisourceBergen Corp.	29,800	2,970,166
AMETEK Inc.	19,668	1,500,668
Amgen Inc.	135,292	25,171,077
Amphenol Corp. Class A	36,952	3,428,037
Anadarko Petroleum Corp.	102,655	6,164,433
Analog Devices Inc.	54,236	4,983,204
Andeavor	26,820	2,900,851
Annaly Capital Management Inc.	244,956	2,581,836
Anthem Inc.	56,620	14,033,267
Aon PLC	36,952	5,253,466
Apache Corp.	72,116	3,235,845
Apple Inc.	976,844	163,552,991
Applied Materials Inc.	255,684	13,712,333
Archer-Daniels-Midland Co.	135,919	5,837,721
Arconic Inc.	82,585	2,482,505
Arista Networks Inc.[a,b]	10,132	2,794,608
AT&T Inc.	1,093,660	40,957,567
Autodesk Inc.[a]	45,892	5,306,033
Autoliv Inc.	19,072	2,902,949
Automatic Data Processing Inc.	104,300	12,894,609
AutoZone Inc.[a]	5,364	4,105,820
AvalonBay Communities Inc.	22,648	3,859,219
Baker Hughes a GE Co.	87,214	2,803,930
Bank of America Corp.	1,878,027	60,096,864
Bank of New York Mellon Corp. (The)	205,659	11,660,865
Baxter International Inc.	101,191	7,288,788
BB&T Corp.	143,636	7,927,271
Becton Dickinson and Co.	63,353	15,390,978
Berkshire Hathaway Inc. Class Ba	219,328	47,019,537
Best Buy Co. Inc.	60,792	4,441,464
Biogen Inc.[a]	41,720	14,510,633
BioMarin Pharmaceutical Inc.[a]	31,588	2,850,185
BlackRock Inc.[f]	22,648	12,723,646
Boeing Co. (The)	108,472	38,439,223
BorgWarner Inc.	47,680	2,682,477
Boston Properties Inc.	37,771	4,672,650
Boston Scientific Corp.[a]	353,428	9,881,847

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Brighthouse Financial Inc.[a]	27,416	$1,761,752
Bristol-Myers Squibb Co.	320,216	20,045,522
Broadcom Ltd.	79,864	19,808,668
Brown-Forman Corp. Class B	16,688	1,156,478
Bunge Ltd.	28,012	2,224,993
CA Inc.	163,304	5,854,448
Cabot Oil & Gas Corp.	118,008	3,109,511
Capital One Financial Corp.	102,655	10,672,014
Cardinal Health Inc.	85,228	6,118,518
CarMax Inc.[a]	35,760	2,552,191
Carnival Corp.	52,448	3,755,801
Caterpillar Inc.	105,031	17,096,946
CBRE Group Inc. Class Aa	62,580	2,859,280
CBS Corp. Class B NVS	110,260	6,352,079
Celanese Corp. Series A	18,476	1,998,364
Celgene Corp.[a]	147,808	14,952,257
Centene Corp.[a]	31,588	3,387,497
CenturyLink Inc.	184,548	3,286,800
Cerner Corp.[a]	47,680	3,296,118
CF Industries Holdings Inc.	56,620	2,402,953
CH Robinson Worldwide Inc.	49,468	4,524,343
Charles Schwab Corp. (The)	255,684	13,638,185
Charter Communications Inc. Class Aa	36,356	13,715,301
Chemours Co. (The)	46,488	2,399,711
Cheniere Energy Inc.[a]	61,984	3,505,815
Chevron Corp.	331,972	41,612,690
Chipotle Mexican Grill Inc.[a]	5,960	1,935,570
Chubb Ltd.	85,299	13,319,439
Church & Dwight Co. Inc.	75,334	3,680,066
Cigna Corp.	56,620	11,796,777
Cisco Systems Inc.	920,820	38,250,863
CIT Group Inc.	44,104	2,235,632
Citigroup Inc.	519,712	40,786,998
Citizens Financial Group Inc.	110,260	5,060,934
Citrix Systems Inc.[a]	33,972	3,151,243
Clorox Co. (The)	26,975	3,822,088
CME Group Inc.	59,877	9,189,922
CMS Energy Corp.	69,732	3,120,507
Coca-Cola Co. (The)	709,270	33,754,159
Cognizant Technology Solutions Corp. Class A	141,252	11,014,831
Colgate-Palmolive Co.	187,741	13,937,892
Comcast Corp. Class A	911,880	38,782,256
Comerica Inc.	56,024	5,334,605

Security	Shares	Value
Conagra Brands Inc.	149,000	$5,662,000
Concho Resources Inc.[a]	28,608	4,504,044
ConocoPhillips	212,176	12,478,071
Consolidated Edison Inc.	51,852	4,166,827
Constellation Brands Inc. Class A	33,972	7,455,835
Corning Inc.	301,576	9,415,203
Costco Wholesale Corp.	84,036	16,376,095
Coty Inc. Class A	80,460	1,577,821
Crown Castle International Corp.	56,024	6,317,826
CSX Corp.	190,124	10,793,339
Cummins Inc.	34,103	6,411,364
CVS Health Corp.	196,799	15,486,113
Danaher Corp.	144,232	14,607,817
Deere & Co.	60,792	10,117,005
Dell Technologies Inc. Class Va	58,408	4,187,854
Delta Air Lines Inc.	45,892	2,605,289
Devon Energy Corp.	98,936	4,092,982
Digital Realty Trust Inc.	32,184	3,602,999
Discover Financial Services	57,812	4,613,398
DISH Network Corp. Class Aa	36,356	1,705,096
Dollar General Corp.	51,256	5,285,519
Dollar Tree Inc.[a]	41,720	4,797,800
Dominion Energy Inc.	140,656	10,751,745
Domino’s Pizza Inc.	10,132	2,197,124
Dover Corp.	71,520	7,596,139
DowDuPont Inc.	400,586	30,276,290
DR Horton Inc.	113,240	5,554,422
Dr Pepper Snapple Group Inc.	73,538	8,776,760
DTE Energy Co.	28,608	3,022,149
Duke Energy Corp.	152,576	11,977,216
Duke Realty Corp.	88,208	2,329,573
DXC Technology Co.	60,196	5,992,512
Eaton Corp. PLC	107,280	9,008,302
eBay Inc.[a]	219,557	8,909,623
Ecolab Inc.	59,600	8,205,728
Edison International	98,447	6,155,891
Edwards Lifesciences Corp.[a]	39,932	5,054,593
Electronic Arts Inc.[a]	73,904	9,382,852
Eli Lilly & Co.	190,218	15,493,256
Emerson Electric Co.	112,159	8,101,245
Entergy Corp.	54,296	4,272,552
Envision Healthcare Corp.[a]	29,800	1,072,502
EOG Resources Inc.	113,240	13,022,600
EQT Corp.	42,316	2,297,336
Equifax Inc.	23,244	2,903,873

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Equinix Inc.	14,028	$6,385,405
Equity Residential	64,368	3,965,712
Essex Property Trust Inc.	16,092	3,749,114
Estee Lauder Companies Inc. (The) Class A	29,204	3,941,372
Eversource Energy	45,892	2,895,326
Exelon Corp.	173,436	6,679,020
Expedia Inc.	21,456	2,746,583
Expeditors International of Washington Inc.	95,956	6,232,342
Express Scripts Holding Co.[a]	124,564	9,862,978
Extra Space Storage Inc.	40,528	3,383,277
Exxon Mobil Corp.	753,774	65,804,470
F5 Networks Inc.[a]	21,035	3,040,399
Facebook Inc. Class Aa	430,312	80,421,010
Fastenal Co.	45,296	2,489,468
Federal Realty Investment Trust	13,708	1,655,926
FedEx Corp.	56,024	14,705,180
Fidelity National Information Services Inc.	44,700	4,575,492
Fifth Third Bancorp.	190,124	6,293,104
First Republic Bank/CA	53,640	4,803,462
FirstEnergy Corp.	101,916	3,353,036
FleetCor Technologies Inc.[a]	16,092	3,419,550
Fluor Corp.	68,770	4,174,339
FMC Corp.	24,436	2,231,740
FNF Group	54,236	2,114,119
Ford Motor Co.	600,354	6,585,883
Fortive Corp.	85,593	6,506,780
Franklin Resources Inc.	135,292	5,737,734
Freeport-McMoRan Inc.[a]	258,664	5,043,948
Gap Inc. (The)	55,428	1,842,427
General Dynamics Corp.	60,196	13,392,406
General Electric Co.	1,594,300	25,779,831
General Mills Inc.	135,888	7,948,089
General Motors Co.	198,468	8,417,028
GGP Inc.	94,168	2,168,689
Gilead Sciences Inc.	237,804	19,927,975
Goldman Sachs Group Inc. (The)	74,500	19,957,805
Halliburton Co.	183,568	9,857,602
Hanesbrands Inc.	64,964	1,411,018
Harley-Davidson Inc.	35,760	1,732,930
Harris Corp.	23,840	3,799,619
Hartford Financial Services Group Inc. (The)	80,528	4,731,825

Security	Shares	Value
HCA Healthcare Inc.[a]	52,046	$5,264,973
HCP Inc.	92,976	2,238,862
Helmerich & Payne Inc.	35,760	2,575,793
Hershey Co. (The)	19,898	2,195,346
Hess Corp.	66,156	3,341,540
Hewlett Packard Enterprise Co.	364,156	5,972,158
HollyFrontier Corp.	53,044	2,543,990
Home Depot Inc. (The)	220,520	44,302,468
Honeywell International Inc.	124,039	19,805,307
Hormel Foods Corp.	54,832	1,882,383
Host Hotels & Resorts Inc.	95,360	1,979,674
HP Inc.	378,060	8,816,359
Humana Inc.	26,820	7,558,681
IDEXX Laboratories Inc.[a]	13,112	2,452,468
IHS Markit Ltd.[a]	54,236	2,588,684
Illinois Tool Works Inc.	87,612	15,215,576
Illumina Inc.[a]	30,992	7,209,979
Incyte Corp.[a]	35,760	3,228,770
Ingersoll-Rand PLC	84,632	8,008,726
Intel Corp.	844,532	40,655,770
Intercontinental Exchange Inc.	95,956	7,085,391
International Business Machines Corp.	166,880	27,318,256
International Flavors & Fragrances Inc.	13,112	1,970,734
International Paper Co.	119,200	7,492,912
Intuit Inc.	63,176	10,607,250
Intuitive Surgical Inc.[a]	19,668	8,490,086
Jacobs Engineering Group Inc.	59,834	4,156,070
Jazz Pharmaceuticals PLC[a]	10,728	1,563,499
JM Smucker Co. (The)	20,264	2,571,299
Johnson & Johnson	499,448	69,018,719
Johnson Controls International PLC	209,792	8,209,161
JPMorgan Chase & Co.	657,984	76,109,009
Juniper Networks Inc.	127,575	3,336,086
Kansas City Southern	18,726	2,118,472
Kellogg Co.	86,420	5,886,066
KeyCorp	206,812	4,425,777
Kimberly-Clark Corp.	80,034	9,363,978
Kimco Realty Corp.	108,472	1,725,790
Kinder Morgan Inc./DE	357,004	6,418,932
KLA-Tencor Corp.	25,628	2,813,954
Kohl’s Corp.	53,044	3,435,660
Kraft Heinz Co. (The)	93,693	7,344,594

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Kroger Co. (The)	190,124	$5,772,165
L Brands Inc.	45,892	2,298,730
L3 Technologies Inc.	33,376	7,091,065
Laboratory Corp. of America Holdings[a]	41,124	7,176,138
Lam Research Corp.	25,628	4,908,275
Las Vegas Sands Corp.	64,988	5,037,870
Leidos Holdings Inc.	30,522	2,032,765
Liberty Broadband Corp. Class Ca	36,356	3,473,816
Liberty Global PLC Series Aa	67,944	2,539,747
Liberty Global PLC Series C NVS[a]	77,480	2,770,685
Liberty Interactive Corp. QVC Group Series Aa	77,710	2,182,874
Liberty Media Corp.-Liberty Formula One Class Ca	57,216	2,156,471
Lincoln National Corp.	77,710	6,434,388
LKQ Corp.[a]	67,944	2,855,686
Lockheed Martin Corp.	56,024	19,880,116
Lowe’s Companies Inc.	172,840	18,101,533
Lululemon Athletica Inc.[a]	29,800	2,330,658
LyondellBasell Industries NV Class A	69,732	8,356,683
M&T Bank Corp.	25,628	4,889,310
Macerich Co. (The)	35,164	2,270,539
Macy’s Inc.	77,480	2,010,606
Marathon Oil Corp.	184,164	3,349,943
Marathon Petroleum Corp.	119,796	8,298,269
Marriott International Inc./MD Class A	83,440	12,294,050
Marsh & McLennan Companies Inc.	112,048	9,358,249
Martin Marietta Materials Inc.	13,112	2,991,765
Marvell Technology Group Ltd.	85,228	1,988,369
Masco Corp.	75,096	3,353,787
Mastercard Inc. Class A	159,355	26,930,995
Mattel Inc.	85,228	1,350,012
McCormick & Co. Inc./MD NVS	23,244	2,528,250
McDonald’s Corp.	165,092	28,253,845
McKesson Corp.	48,276	8,152,851
Medtronic PLC	260,452	22,370,222
MercadoLibre Inc.	8,344	3,229,962
Merck & Co. Inc.	504,216	29,874,798
MetLife Inc.	150,192	7,219,729
MGM Resorts International	102,075	3,720,634
Michael Kors Holdings Ltd.[a]	38,144	2,517,504
Micron Technology Inc.[a]	221,227	9,672,044

Security	Shares	Value
Microsoft Corp.	1,393,448	$132,391,494
Mid-America Apartment Communities Inc.	42,912	4,092,517
Molson Coors Brewing Co. Class B	30,992	2,603,948
Mondelez International Inc. Class A	281,350	12,491,940
Monsanto Co.	92,976	11,324,477
Monster Beverage Corp.[a]	94,764	6,465,748
Moody’s Corp.	57,812	9,353,403
Morgan Stanley	238,400	13,481,520
Mosaic Co. (The)	74,500	2,033,850
Motorola Solutions Inc.	64,368	6,402,041
Mylan NVa	79,864	3,422,172
National Oilwell Varco Inc.	82,248	3,016,857
NetApp Inc.	62,403	3,837,785
Netflix Inc.[a]	84,632	22,876,030
New York Community Bancorp. Inc.	217,540	3,080,366
Newell Brands Inc.	94,168	2,489,802
Newfield Exploration Co.[a]	54,832	1,735,981
Newmont Mining Corp.	68,540	2,776,555
News Corp. Class A	84,036	1,437,856
NextEra Energy Inc.	90,778	14,381,051
NIKE Inc. Class B	241,380	16,466,944
Noble Energy Inc.	113,836	3,474,275
Nordstrom Inc.	26,224	1,293,105
Norfolk Southern Corp.	66,156	9,981,617
Northern Trust Corp.	63,176	6,658,119
Northrop Grumman Corp.	43,508	14,815,779
Nucor Corp.	89,400	5,986,224
NVIDIA Corp.	109,664	26,955,411
O’Reilly Automotive Inc.[a]	19,072	5,048,168
Occidental Petroleum Corp.	148,849	11,159,210
OGE Energy Corp.	76,884	2,475,665
Omnicom Group Inc.	49,468	3,791,722
ONEOK Inc.	72,116	4,244,748
Oracle Corp.	588,848	30,378,668
PACCAR Inc.	109,664	8,176,548
Palo Alto Networks Inc.[a]	20,264	3,199,078
Parker-Hannifin Corp.	47,680	9,603,706
Paychex Inc.	125,756	8,582,847
PayPal Holdings Inc.[a]	223,133	19,037,708
Pentair PLC	35,463	2,535,605
People’s United Financial Inc.	203,236	3,997,652

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
PepsiCo Inc.	268,201	$32,264,580
Perrigo Co. PLC	30,992	2,808,495
Pfizer Inc.	1,110,944	41,149,366
PG&E Corp.	127,754	5,420,602
Philip Morris International Inc.	284,888	30,548,540
Phillips 66	97,744	10,008,986
Pinnacle West Capital Corp.	35,164	2,811,362
Pioneer Natural Resources Co.	30,992	5,668,747
PNC Financial Services Group Inc. (The)[f]	90,751	14,340,473
PPG Industries Inc.	51,256	6,085,625
PPL Corp.	122,851	3,915,261
Praxair Inc.	69,732	11,261,021
Priceline Group Inc. (The)[a]	8,563	16,372,884
Principal Financial Group Inc.	105,031	7,100,096
Procter & Gamble Co. (The)	441,083	38,083,106
Progressive Corp. (The)	107,284	5,804,064
Prologis Inc.	85,824	5,588,001
Prudential Financial Inc.	79,864	9,489,440
Public Service Enterprise Group Inc.	126,415	6,557,146
Public Storage	29,800	5,833,648
PulteGroup Inc.	102,512	3,262,957
PVH Corp.	14,900	2,310,692
Qorvo Inc.[a]	29,204	2,095,971
QUALCOMM Inc.	273,564	18,670,743
Quest Diagnostics Inc.	56,660	5,995,761
Ralph Lauren Corp.	14,304	1,635,090
Range Resources Corp.	69,732	993,681
Raytheon Co.	74,500	15,566,030
Realty Income Corp.	67,348	3,582,240
Red Hat Inc.[a]	36,952	4,854,754
Regeneron Pharmaceuticals Inc.[a]	16,688	6,118,655
Regions Financial Corp.	290,848	5,593,007
Republic Services Inc.	33,376	2,296,269
Rockwell Automation Inc.	13,708	2,704,451
Ross Stores Inc.	66,156	5,450,593
Royal Caribbean Cruises Ltd.	36,356	4,855,344
S&P Global Inc.	67,348	12,196,723
salesforce.com Inc.[a]	113,836	12,967,059
SBA Communications Corp.[a]	35,291	6,158,279
SCANA Corp.	41,124	1,671,279
Schlumberger Ltd.	243,764	17,936,155
Seagate Technology PLC	73,308	4,046,602
Sempra Energy	44,301	4,741,093

Security	Shares	Value
ServiceNow Inc.[a]	34,568	$5,146,138
Sherwin-Williams Co. (The)	10,132	4,226,159
Signature Bank/New York NYa	15,496	2,386,384
Simon Property Group Inc.	72,715	11,879,450
Sirius XM Holdings Inc.[b]	404,088	2,468,978
Skyworks Solutions Inc.	47,680	4,634,973
SL Green Realty Corp.	22,052	2,216,667
Southern Co. (The)	168,834	7,616,102
Southwest Airlines Co.	38,740	2,355,392
Splunk Inc.[a]	34,568	3,193,046
Sprint Corp.[a]	228,864	1,219,845
Square Inc. Class Aa	63,176	2,963,586
Starbucks Corp.	295,020	16,760,086
State Street Corp.	63,586	7,005,270
Stryker Corp.	75,096	12,344,280
SunTrust Banks Inc.	97,744	6,910,501
SVB Financial Group[a]	15,496	3,820,539
Symantec Corp.	168,668	4,592,830
Synchrony Financial	152,589	6,054,732
Sysco Corp.	115,723	7,275,505
T Rowe Price Group Inc.	77,480	8,649,092
T-Mobile U.S. Inc.[a]	36,952	2,405,575
Take-Two Interactive Software Inc.[a]	29,800	3,774,766
Tapestry Inc.	72,712	3,420,372
Targa Resources Corp.	47,680	2,288,640
Target Corp.	115,624	8,697,237
TD Ameritrade Holding Corp.	37,548	2,094,803
TE Connectivity Ltd.	106,684	10,938,311
TechnipFMC PLC	85,824	2,785,847
TESARO Inc.[a]	8,940	603,092
Tesla Inc.[a,b]	25,032	8,869,088
Texas Instruments Inc.	188,958	20,723,024
Textron Inc.	92,585	5,431,962
Thermo Fisher Scientific Inc.	85,824	19,234,017
Tiffany & Co.	24,436	2,606,099
Time Warner Inc.	159,728	15,230,065
TJX Companies Inc. (The)	154,364	12,398,516
Toll Brothers Inc.	80,460	3,747,827
Tractor Supply Co.	33,376	2,544,920
TransDigm Group Inc.	8,940	2,833,175
Travelers Companies Inc. (The)	53,044	7,952,356
Trimble Inc.[a]	45,296	1,997,554
TripAdvisor Inc.[a]	30,396	1,053,829
Twenty-First Century Fox Inc. Class A	307,701	11,354,167

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
Twitter Inc.[a]	144,828	$3,738,011
Tyson Foods Inc. Class A	60,196	4,581,518
U.S. Bancorp.	330,889	18,906,997
UDR Inc.	73,308	2,677,941
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,284	3,838,776
Under Armour Inc. Class Aa,b	36,952	512,155
Under Armour Inc. Class Ca	44,700	574,395
Union Pacific Corp.	157,344	21,005,424
United Continental Holdings Inc.[a]	17,284	1,172,201
United Parcel Service Inc. Class B	106,684	13,583,007
United Rentals Inc.[a]	17,284	3,130,305
United Technologies Corp.	143,636	19,823,204
UnitedHealth Group Inc.	182,972	43,324,110
Valero Energy Corp.	99,532	9,552,086
Varian Medical Systems Inc.[a]	41,124	5,243,310
Ventas Inc.	66,752	3,736,109
VeriSign Inc.[a,b]	50,660	5,821,847
Verisk Analytics Inc. Class Aa	27,416	2,742,971
Verizon Communications Inc.	713,412	38,574,187
Vertex Pharmaceuticals Inc.[a]	52,448	8,751,998
VF Corp.	51,852	4,207,271
Viacom Inc. Class B NVS	85,228	2,848,320
Visa Inc. Class A	362,684	45,056,233
Vornado Realty Trust	65,008	4,659,773
Vulcan Materials Co.	39,932	5,406,793
Walgreens Boots Alliance Inc.	175,820	13,232,213
Walmart Inc.	261,644	27,891,250
Walt Disney Co. (The)	287,272	31,217,848
Waste Connections Inc.	62,580	4,494,496
Waste Management Inc.	130,524	11,542,237
Waters Corp.[a]	22,648	4,883,135
WEC Energy Group Inc.	56,024	3,602,343
Wells Fargo & Co.	876,716	57,670,378
Welltower Inc.	59,600	3,574,212
Western Digital Corp.	52,448	4,666,823
Western Union Co. (The)	180,588	3,754,425
WestRock Co.	47,680	3,176,918
Weyerhaeuser Co.	123,075	4,620,236
Whirlpool Corp.	23,840	4,325,053
Williams Companies Inc. (The)	157,940	4,957,737
Willis Towers Watson PLC	20,264	3,251,764
Workday Inc. Class Aa	26,224	3,143,995
Wynn Resorts Ltd.	22,648	3,750,282
Xcel Energy Inc.	70,328	3,209,770

Security	Shares	Value
Xerox Corp.	81,185	$2,770,844
XL Group Ltd.	54,236	1,998,054
Xylem Inc./NY	102,655	7,417,850
Yum! Brands Inc.	99,532	8,419,412
Zillow Group Inc. Class Ca,b	47,084	2,093,355
Zimmer Biomet Holdings Inc.	53,044	6,742,953
Zoetis Inc.	85,824	6,585,276

		4,727,394,920

TOTAL COMMON STOCKS
(Cost: $7,220,426,582)		8,999,389,240

PREFERRED STOCKS — 0.66%

BRAZIL — 0.41%
Banco Bradesco SA, Preference Shares	785,238	10,103,869
Cia. Brasileira de Distribuicao, Preference Shares	82,671	1,965,654
Cia. Energetica de Minas Gerais, Preference Shares	424,086	1,004,324
Itau Unibanco Holding SA, Preference Shares	636,572	10,504,509
Itausa-Investimentos Itau SA, Preference Shares	922,262	3,858,593
Lojas Americanas SA, Preference Shares	298,060	1,590,557
Petroleo Brasileiro SA, Preference Shares	1,192,000	7,414,831
Telefonica Brasil SA, Preference Shares	59,600	1,013,423

		37,455,760
COLOMBIA — 0.02%
Bancolombia SA, Preference Shares	143,040	1,640,719

		1,640,719
GERMANY — 0.15%
Henkel AG & Co. KGaA, Preference Shares	28,608	4,012,887
Porsche Automobil Holding SE, Preference Shares	22,052	2,043,864
Volkswagen AG, Preference Shares	35,760	7,885,893

		13,942,644

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Security	Shares	Value
ITALY — 0.01%
Telecom Italia SpA/Milano, Preference Shares	819,500	$628,461

		628,461
SOUTH KOREA — 0.07%
Samsung Electronics Co. Ltd., Preference Shares	3,197	6,314,064

		6,314,064

TOTAL PREFERRED STOCKS
(Cost: $44,118,698)		59,981,648

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[a]	364,156	1,812

		1,812
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	2,349	72,592
Mirae Asset Daewoo Co. Ltd. (Expires 02/22/18)[a,c]	27,253	—

		72,592
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[a]	111,942	58,848

		58,848

TOTAL RIGHTS (Cost: $61,443)		133,252

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	94,361,519	94,380,391

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	3,566,252	$3,566,252

		97,946,643

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,927,921)		97,946,643

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $7,362,534,644)		9,157,450,783
Other Assets, Less Liabilities — (0.77)%		(70,286,358)

NET ASSETS — 100.00%		$9,087,164,425

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	145,783,936	—	(51,422,417)[b]	94,361,519	$94,380,391	$509,911	[c]	$(8,540)	$(12,130)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,035,462	—	(10,469,210)[b]	3,566,252	3,566,252	53,925		—	—
BlackRock Inc.	20,558	3,230	(1,140)	22,648	12,723,646	108,110		295,584	2,726,500
PNC Financial Services Group Inc. (The)	83,473	13,090	(5,812)	90,751	14,340,473	134,924		338,480	2,301,341

					$125,010,762	$806,870		$625,524	$5,015,711

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	77	Mar 2018	$8,260	$423,761
MSCI Emerging Markets E-Mini	49	Mar 2018	3,082	260,588
S&P 500 E-Mini	94	Mar 2018	13,281	711,028

				$1,395,377

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$8,993,012,430	$6,376,806	$4		$8,999,389,240
Preferred stocks	59,981,648	—	—		59,981,648
Rights	58,848	74,404	0	[a]	133,252
Money market funds	97,946,643	—	—		97,946,643

Total	$9,150,999,569	$6,451,210	$4		$9,157,450,783

Derivative financial instruments[b]
Assets
Futures contracts	$1,395,377	$—	$—		$1,395,377

Total	$1,395,377	$—	$—		$1,395,377

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.17%

AUSTRALIA — 4.64%
AGL Energy Ltd.	101,370	$1,924,057
Alumina Ltd.	593,178	1,157,585
Amcor Ltd./Australia	199,797	2,355,599
AMP Ltd.	589,908	2,507,809
Aristocrat Leisure Ltd.	91,233	1,765,635
ASX Ltd.	65,846	2,918,671
Aurizon Holdings Ltd.	372,202	1,410,508
Australia & New Zealand Banking Group Ltd.	411,402	9,520,935
Bank of Queensland Ltd.	125,895	1,263,080
Bendigo & Adelaide Bank Ltd.	117,393	1,113,141
BHP Billiton Ltd.	476,439	11,651,054
BlueScope Steel Ltd.	73,575	863,872
Boral Ltd.	284,901	1,845,589
Brambles Ltd.	304,764	2,443,148
Commonwealth Bank of Australia	254,783	16,271,713
Computershare Ltd.	124,914	1,689,190
Crown Resorts Ltd.	99,413	1,066,621
CSL Ltd.	70,959	8,413,155
Fortescue Metals Group Ltd.	193,257	776,190
Goodman Group	412,023	2,699,112
Insurance Australia Group Ltd.	516,006	3,025,132
James Hardie Industries PLC	65,073	1,149,231
Macquarie Group Ltd.	55,920	4,669,852
Medibank Pvt Ltd.	536,280	1,454,747
Mirvac Group	835,241	1,487,940
National Australia Bank Ltd.	391,420	9,232,822
Newcrest Mining Ltd.	119,777	2,198,750
Oil Search Ltd.	206,464	1,265,585
Orica Ltd.	77,826	1,209,976
Origin Energy Ltd.[a]	326,880	2,472,215
QBE Insurance Group Ltd.	238,818	2,084,667
Rio Tinto Ltd.	61,889	3,851,309
Santos Ltd.[a]	313,806	1,295,933
Scentre Group	958,110	3,219,693
Seek Ltd.	63,111	999,086
Sonic Healthcare Ltd.	90,906	1,755,626
South32 Ltd.	879,079	2,719,207
Stockland	347,601	1,187,803
Suncorp Group Ltd.	256,695	2,839,351
Sydney Airport	304,437	1,678,787
Tabcorp Holdings Ltd.	246,741	1,032,958
Telstra Corp. Ltd.	567,347	1,686,032

Security	Shares	Value
Transurban Group	397,503	$3,868,974
Treasury Wine Estates Ltd.	120,990	1,677,275
Wesfarmers Ltd.	173,310	6,148,198
Westfield Corp.	354,141	2,621,038
Westpac Banking Corp.	494,125	12,387,645
Woodside Petroleum Ltd.	113,559	3,045,530
Woolworths Group Ltd.	210,588	4,595,612

		160,517,638
AUSTRIA — 0.18%
Erste Group Bank AG	44,799	2,261,914
OMV AG	22,563	1,457,674
Raiffeisen Bank International AGa	29,430	1,269,620
Voestalpine AG	18,651	1,214,699

		6,203,907
BELGIUM — 0.79%
Ageas	46,135	2,444,889
Anheuser-Busch InBev SA/NV	114,324	12,980,083
Groupe Bruxelles Lambert SA	16,677	1,971,168
KBC Group NV	39,369	3,796,002
Solvay SA	13,804	2,004,233
UCB SA	24,591	2,150,524
Umicore SA	35,648	1,881,145

		27,228,044
BRAZIL — 1.11%
Ambev SA	654,000	4,532,847
B3 SA — Brasil Bolsa Balcao	382,071	3,146,375
Banco do Brasil SA	130,800	1,638,846
BB Seguridade Participacoes SA	98,700	969,563
BR Malls Participacoes SA	186,755	757,764
BRF SAa	65,459	730,664
CCR SA	228,900	1,132,592
Cia. de Saneamento Basico do Estado de Sao Paulo	98,100	1,126,913
Cia. Energetica de Minas Gerais[a]	21,734	51,265
Cia. Siderurgica Nacional SAa	163,500	567,380
Cielo SA	202,224	1,716,409
EDP — Energias do Brasil SA	163,500	707,806
Embraer SA	130,800	826,857
Engie Brasil Energia SA	32,700	371,095
Fibria Celulose SA	65,400	1,133,315
Hypermarcas SA	65,400	750,449
JBS SA	98,100	311,311
Klabin SA Units	98,100	551,686
Kroton Educacional SA	269,044	1,380,497
Lojas Renner SA	146,000	1,745,389

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Natura Cosmeticos SA	32,700	$360,563
Petroleo Brasileiro SAa	490,500	3,298,963
Qualicorp SA	65,400	631,707
Raia Drogasil SA	32,700	871,773
Rumo SAa	130,800	589,373
TIM Participacoes SA	135,460	577,436
Ultrapar Participacoes SA	65,400	1,683,865
Vale SA	469,299	6,142,327

		38,305,030
CANADA — 6.28%
Agnico Eagle Mines Ltd.	37,278	1,768,111
Alimentation Couche-Tard Inc. Class B	69,132	3,626,070
ARC Resources Ltd.	72,594	800,584
Bank of Montreal	94,842	7,833,345
Bank of Nova Scotia (The)	172,983	11,522,330
Barrick Gold Corp.	184,209	2,656,117
BCE Inc.	25,506	1,195,831
BlackBerry Ltd.[a]	94,830	1,205,810
Bombardier Inc. Class Ba	371,799	1,054,620
Brookfield Asset Management Inc. Class A	142,402	5,975,347
Cameco Corp.	85,347	787,487
Canadian Imperial Bank of Commerce	64,148	6,371,663
Canadian National Railway Co.	116,112	9,329,845
Canadian Natural Resources Ltd.	167,751	5,741,423
Canadian Pacific Railway Ltd.	22,563	4,188,367
Canadian Tire Corp. Ltd. Class A	15,369	2,150,044
Canadian Utilities Ltd. Class A	30,084	892,822
CCL Industries Inc. Class B	24,565	1,177,943
Cenovus Energy Inc.	157,614	1,506,959
CGI Group Inc. Class Aa	31,392	1,801,359
Constellation Software Inc./Canada	2,943	1,907,331
Crescent Point Energy Corp.	95,485	754,945
Dollarama Inc.	27,468	3,765,390
Empire Co. Ltd. Class A	36,297	704,135
Enbridge Inc.	226,284	8,305,472
Encana Corp.	164,154	2,035,116
Fairfax Financial Holdings Ltd.	4,905	2,586,734
Finning International Inc.	48,468	1,338,070
First Quantum Minerals Ltd.	115,475	1,726,219
Fortis Inc./Canada	55,353	1,960,828
Franco-Nevada Corp.	26,160	2,005,419
George Weston Ltd.	9,202	807,955

Security	Shares	Value
Gildan Activewear Inc.	51,341	$1,750,494
Goldcorp Inc.	125,674	1,803,904
Great-West Lifeco Inc.	50,722	1,437,919
H&R REIT	34,008	582,670
Husky Energy Inc.[a]	76,525	1,124,625
Imperial Oil Ltd.	53,301	1,680,034
Kinross Gold Corp.[a]	243,288	1,058,938
Loblaw Companies Ltd.	40,932	2,223,009
Lundin Mining Corp.	85,674	620,811
Magna International Inc.	53,301	3,052,474
Manulife Financial Corp.	306,754	6,525,883
Metro Inc.	40,875	1,371,329
National Bank of Canada	49,070	2,553,392
Nutrien Ltd.[a]	108,877	5,710,751
Onex Corp.	17,466	1,311,463
Open Text Corp.	52,320	1,796,241
Pembina Pipeline Corp.	78,220	2,673,322
Power Corp. of Canada	77,198	1,975,176
Power Financial Corp.	47,437	1,311,927
PrairieSky Royalty Ltd.	46,107	1,144,736
Restaurant Brands International Inc.	31,776	1,924,405
RioCan REIT	24,217	475,517
Rogers Communications Inc. Class B	67,759	3,315,461
Royal Bank of Canada	206,664	17,741,250
Saputo Inc.	50,442	1,740,400
Seven Generations Energy Ltd. Class Aa	45,780	639,954
Shaw Communications Inc. Class B	61,803	1,352,578
Shopify Inc. Class Aa,b	16,350	2,092,843
SNC-Lavalin Group Inc.	36,954	1,638,886
Sun Life Financial Inc.	105,948	4,608,913
Suncor Energy Inc.	247,679	8,995,864
Teck Resources Ltd. Class B	93,255	2,715,139
TELUS Corp.	38,220	1,442,693
Thomson Reuters Corp.	52,037	2,257,757
Toronto-Dominion Bank (The)	248,520	15,156,104
Tourmaline Oil Corp.[a]	36,012	583,248
TransCanada Corp.	118,047	5,448,915
Turquoise Hill Resources Ltd.[a]	204,159	624,034
Valeant Pharmaceuticals International Inc.[a]	55,137	1,023,777
Vermilion Energy Inc.	13,734	520,545
Wheaton Precious Metals Corp.	69,651	1,508,438

		216,999,510

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
CHILE — 0.34%
Aguas Andinas SA Series A	1,407,138	$950,217
Banco de Chile	4,226,879	725,978
Banco de Credito e Inversiones	9,371	717,531
Banco Santander Chile	10,901,011	930,064
Cencosud SA	154,998	485,578
Colbun SA	2,072,853	515,769
Empresas CMPC SA	205,145	814,977
Empresas COPEC SA	67,197	1,170,223
Enel Americas SA	6,116,104	1,435,337
Enel Chile SA	5,078,793	642,500
Enel Generacion Chile SA	946,011	904,600
Itau CorpBanca	29,767,464	304,085
LATAM Airlines Group SA	54,031	932,042
SACI Falabella	107,949	1,135,668

		11,664,569
CHINA — 7.84%
3SBio Inc.[a,c]	163,500	333,211
58.com Inc. ADR[a]	12,753	1,018,710
AAC Technologies Holdings Inc.	122,000	2,040,235
Agricultural Bank of China Ltd. Class H	1,635,000	1,003,395
Air China Ltd. Class H	660,000	965,345
Alibaba Group Holding Ltd. ADR[a,b]	168,732	34,470,260
Alibaba Pictures Group Ltd.[a]	3,270,000	455,708
Aluminum Corp. of China Ltd. Class Ha,b	654,000	443,166
Anhui Conch Cement Co. Ltd. Class H	328,500	1,810,195
ANTA Sports Products Ltd.	328,000	1,580,986
Autohome Inc. ADR	9,483	789,744
AviChina Industry & Technology Co. Ltd. Class H	993,000	531,956
Baidu Inc. ADR[a]	39,567	9,769,884
Bank of China Ltd. Class H	11,772,000	7,088,982
Bank of Communications Co. Ltd. Class H	1,344,800	1,165,736
Beijing Capital International Airport Co. Ltd. Class H	660,000	1,000,786
Beijing Enterprises Water Group Ltd.	1,308,000	941,519
Brilliance China Automotive Holdings Ltd.	660,000	1,687,667
BYD Co. Ltd. Class Hb	106,000	998,140

Security	Shares	Value
China Communications Construction Co. Ltd. Class H	654,000	$780,975
China Construction Bank Corp. Class H	12,446,050	14,353,268
China Everbright International Ltd.	654,000	1,000,050
China Everbright Ltd.	654,000	1,613,793
China Evergrande Group[a]	654,000	2,161,479
China Galaxy Securities Co. Ltd. Class H	654,000	534,308
China Gas Holdings Ltd.	261,600	765,924
China Huishan Dairy Holdings Co. Ltd.[a,d]	930,700	1
China Jinmao Holdings Group Ltd.	1,512,000	985,904
China Life Insurance Co. Ltd. Class H	1,308,000	4,423,297
China Longyuan Power Group Corp. Ltd. Class H	654,000	478,285
China Mengniu Dairy Co. Ltd.	660,000	2,155,994
China Merchants Bank Co. Ltd. Class H	707,593	3,469,458
China Merchants Port Holdings Co. Ltd.	654,000	1,730,856
China Minsheng Banking Corp. Ltd. Class H	1,144,700	1,309,868
China Mobile Ltd.	981,000	10,360,048
China Molybdenum Co. Ltd. Class H	981,000	755,054
China National Building Material Co. Ltd. Class H	660,000	705,445
China Overseas Land & Investment Ltd.	654,000	2,533,571
China Pacific Insurance Group Co. Ltd. Class H	457,800	2,323,694
China Petroleum & Chemical Corp. Class H	3,925,000	3,392,338
China Resources Beer Holdings Co. Ltd.	654,000	2,470,859
China Resources Land Ltd.	755,333	3,013,046
China Shenhua Energy Co. Ltd. Class H	490,500	1,527,041
China State Construction International Holdings Ltd.	660,000	955,219

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
China Taiping Insurance Holdings Co. Ltd.	261,600	$1,130,491
China Telecom Corp. Ltd. Class H	1,962,000	970,784
China Unicom Hong Kong Ltd.[a]	1,308,000	1,959,964
China Vanke Co. Ltd. Class H	253,100	1,239,378
CITIC Ltd.	327,000	515,912
CITIC Securities Co. Ltd. Class H	327,000	869,609
CNOOC Ltd.	2,616,000	4,073,782
Country Garden Holdings Co. Ltd.	981,828	2,111,418
CRRC Corp. Ltd. Class H	654,000	648,026
CSPC Pharmaceutical Group Ltd.	654,000	1,451,577
Ctrip.com International Ltd. ADR[a,b]	57,225	2,676,985
Dongfeng Motor Group Co. Ltd. Class H	654,000	854,558
Fosun International Ltd.[b]	579,500	1,369,204
Fullshare Holdings Ltd.[b]	2,452,500	1,157,039
GCL-Poly Energy Holdings Ltd.[a]	2,289,000	395,087
Geely Automobile Holdings Ltd.	981,000	3,141,879
GOME Retail Holdings Ltd.[b]	3,702,320	468,621
Great Wall Motor Co. Ltd. Class Hb	370,500	452,381
Guangdong Investment Ltd.	654,000	973,293
Guangzhou Automobile Group Co. Ltd. Class H	715,449	1,620,896
Guangzhou R&F Properties Co. Ltd. Class H	262,000	736,948
Haitong Securities Co. Ltd. Class H	392,400	641,169
Hanergy Thin Film Power Group Ltd.[a,d]	7,401	—
Huaneng Power International Inc. Class H	654,000	422,262
Industrial & Commercial Bank of China Ltd. Class H	10,137,285	9,591,049
JD.com Inc. ADR[a]	94,830	4,668,481
Jiangxi Copper Co. Ltd. Class H	327,000	553,539
Lenovo Group Ltd.	1,308,000	754,218
Longfor Properties Co. Ltd.	490,500	1,602,296
Momo Inc. ADR[a]	18,639	587,688
NetEase Inc. ADR	13,290	4,254,926

Security	Shares	Value
New China Life Insurance Co. Ltd. Class H	98,100	$639,037
New Oriental Education & Technology Group Inc. ADR	25,625	2,359,806
PetroChina Co. Ltd. Class H	3,274,000	2,595,273
PICC Property & Casualty Co. Ltd. Class H	706,190	1,466,291
Ping An Insurance Group Co. of China Ltd. Class H	817,500	9,683,802
Semiconductor Manufacturing International Corp.[a,b]	590,300	855,852
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	201,460	305,413
Shimao Property Holdings Ltd.	327,500	977,712
SINA Corp./China[a]	9,810	1,150,222
Sino Biopharmaceutical Ltd.	654,000	1,205,746
Sino-Ocean Group Holding Ltd.	868,500	718,434
Sinopec Shanghai Petrochemical Co. Ltd. Class H	870,000	532,804
Sinopharm Group Co. Ltd. Class H	130,800	577,788
SOHO China Ltd.	707,000	420,325
Sunac China Holdings Ltd.[b]	327,000	1,569,894
TAL Education Group Class A ADR	44,373	1,445,229
Tencent Holdings Ltd.	850,200	50,393,817
Tingyi Cayman Islands Holding Corp.	654,000	1,362,944
Vipshop Holdings Ltd. ADR[a]	71,613	1,183,763
Want Want China Holdings Ltd.	1,308,000	1,155,576
Weibo Corp. ADR[a,b]	8,175	1,059,235
Yanzhou Coal Mining Co. Ltd. Class H	654,000	1,140,525
Yum China Holdings Inc.	59,514	2,760,854
YY Inc. ADR[a]	5,886	782,603
Zhuzhou CRRC Times Electric Co. Ltd. Class H	163,500	905,145

		271,036,950
COLOMBIA — 0.03%
Cementos Argos SA	222,360	887,898

		887,898
CZECH REPUBLIC — 0.06%
CEZ AS	29,430	756,428
Komercni Banka AS	27,141	1,250,722

		2,007,150

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
DENMARK — 1.24%
AP Moller — Maersk A/S Class A	1,308	$2,244,150
AP Moller — Maersk A/S Class B	327	585,668
Carlsberg A/S Class B	17,191	2,215,130
Chr Hansen Holding A/S	9,637	845,266
Coloplast A/S Class B	21,582	1,924,035
Danske Bank A/S	118,549	4,831,891
DSV A/S	25,506	2,104,794
Genmab A/Sa	8,755	1,609,084
H Lundbeck A/S	12,753	652,358
Novo Nordisk A/S Class B	278,277	15,529,703
Novozymes A/S Class B	47,576	2,647,889
Pandora A/S	16,561	1,575,654
Tryg A/S	66,533	1,624,848
Vestas Wind Systems A/S	33,037	2,261,748
William Demant Holding A/Sa,b	67,362	2,135,577

		42,787,795
EGYPT — 0.02%
Commercial International Bank Egypt SAE	190,564	845,345

		845,345
FINLAND — 0.66%
Fortum OYJ	61,223	1,332,031
Kone OYJ Class B	63,768	3,662,138
Metso OYJ	23,217	814,171
Neste OYJ	20,601	1,428,955
Nokia OYJ	848,899	4,099,991
Nokian Renkaat OYJ	27,795	1,408,571
Orion OYJ Class B	15,696	631,571
Sampo OYJ Class A	72,662	4,233,560
Stora Enso OYJ Class R	79,788	1,373,652
UPM-Kymmene OYJ	68,997	2,332,766
Wartsila OYJ Abp	20,274	1,390,614

		22,708,020
FRANCE — 7.30%
Accor SA	27,551	1,573,649
Aeroports de Paris	11,804	2,460,119
Air Liquide SA	65,843	8,903,699
Airbus SE	89,598	10,324,549
Alstom SA	34,335	1,512,020
Amundi SAc	8,502	804,944
Arkema SA	8,568	1,098,312
Atos SE	12,099	1,914,186
AXA SA	288,436	9,520,164

Security	Shares	Value
BNP Paribas SA	166,770	$13,836,403
Bouygues SA	40,636	2,266,361
Bureau Veritas SA	37,932	1,115,662
Capgemini SE	27,837	3,708,807
Carrefour SA	95,484	2,292,746
Casino Guichard Perrachon SA	8,203	481,208
Cie. de Saint-Gobain	86,381	5,037,723
Cie. Generale des Etablissements Michelin Class B	27,468	4,407,314
CNP Assurances	37,019	951,843
Credit Agricole SA	165,789	3,134,119
Danone SA	83,791	7,250,421
Dassault Systemes SE	21,356	2,471,002
Edenred	31,719	1,027,758
Electricite de France SA	61,803	852,677
Engie SA	218,436	3,804,192
Essilor International Cie. Generale d’Optique SA	34,361	4,896,918
Eurofins Scientific SE	981	641,593
Eutelsat Communications SA	29,103	642,440
Fonciere Des Regions	3,448	379,923
Gecina SA	12,625	2,472,379
Getlink SE Registered	111,180	1,565,079
Hermes International	4,356	2,415,873
Iliad SA	4,905	1,273,409
Ingenico Group SA	8,829	1,008,584
Ipsen SA	5,232	736,182
Kering	13,099	6,654,515
L’Oreal SA	39,894	9,099,698
Lagardere SCA	30,411	951,659
Legrand SA	56,966	4,756,102
LVMH Moet Hennessy Louis Vuitton SE	39,397	12,397,312
Natixis SA	199,143	1,819,437
Orange SA	311,960	5,652,540
Pernod Ricard SA	26,160	4,181,147
Peugeot SA	43,164	972,728
Publicis Groupe SA	39,960	2,771,761
Remy Cointreau SA	4,905	647,703
Renault SA	25,833	2,850,313
Safran SA	40,221	4,556,579
Sanofi	169,059	14,978,251
Schneider Electric SE	90,331	8,493,756
SCOR SE	55,993	2,514,607
SES SA	58,860	921,694

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Societe Generale SA	118,374	$6,909,447
Sodexo SA	19,620	2,526,042
STMicroelectronics NV	107,256	2,569,401
Suez	52,974	792,569
Teleperformance	5,559	845,558
Thales SA	16,023	1,803,645
TOTAL SA	343,023	19,928,117
Ubisoft Entertainment SAa	10,464	898,670
Unibail-Rodamco SE	14,744	3,794,693
Valeo SA	30,084	2,379,799
Veolia Environnement SA	78,235	1,977,489
Vinci SA	84,139	9,119,009
Vivendi SA	187,767	5,527,313
Wendel SA	5,886	1,100,606
Zodiac Aerospace[b]	32,373	1,009,427

		252,183,845
GERMANY — 6.35%
1&1 Drillisch AG	10,137	846,088
adidas AG	31,065	7,248,367
Allianz SE Registered	68,343	17,325,648
BASF SE	136,359	16,022,071
Bayer AG Registered	125,343	16,460,921
Bayerische Motoren Werke AG	42,261	4,841,913
Brenntag AG	25,586	1,664,448
Commerzbank AGa	177,999	2,939,860
Continental AG	15,195	4,575,182
Covestro AGc	22,890	2,639,940
Daimler AG Registered	132,198	12,142,278
Deutsche Bank AG Registered	308,361	5,682,980
Deutsche Boerse AG	35,643	4,588,976
Deutsche Lufthansa AG Registered	26,487	948,311
Deutsche Post AG Registered	138,648	6,575,481
Deutsche Telekom AG Registered	491,481	8,648,210
Deutsche Wohnen SE Bearer	86,674	3,930,260
E.ON SE	338,445	3,566,467
Fresenius Medical Care AG & Co. KGaA	38,586	4,470,373
Fresenius SE & Co. KGaA	67,689	5,943,127
GEA Group AG	34,008	1,695,890
HeidelbergCement AG	20,928	2,275,483
Henkel AG & Co. KGaA	12,426	1,560,353
HUGO BOSS AG	13,080	1,205,461
Infineon Technologies AG	200,778	5,855,292
Innogy SEc	22,236	850,406
K+S AG Registered[b]	38,586	1,087,310

Security	Shares	Value
KION Group AG	9,156	$843,138
Lanxess AG	17,658	1,544,662
Linde AGa	30,385	7,441,728
MAN SE	13,129	1,566,853
Merck KGaA	21,257	2,330,850
METRO AGa,b	39,601	863,327
MTU Aero Engines AG	5,886	1,058,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	24,543	5,795,388
Osram Licht AG	19,446	1,704,461
ProSiebenSat.1 Media SE Registered[b]	52,829	2,026,344
QIAGEN NVa	40,548	1,360,812
RWE AGa	84,464	1,696,164
SAP SE	145,315	16,442,612
Siemens AG Registered	115,770	17,617,980
thyssenkrupp AG	69,001	2,178,176
United Internet AG Registered[e]	14,715	1,076,042
Volkswagen AGb	7,238	1,609,488
Vonovia SE	72,267	3,574,958
Wirecard AGb	15,042	1,879,479
Zalando SEa,c	20,601	1,210,814

		219,412,450
GREECE — 0.07%
Alpha Bank AEa	182,474	445,769
Eurobank Ergasias SAa	251,132	281,563
Hellenic Telecommunications Organization SA	19,122	301,339
JUMBO SA	21,108	418,621
National Bank of Greece SAa	712,896	303,727
OPAP SA	25,066	337,240
Piraeus Bank SAa	49,638	224,467
Titan Cement Co. SA	8,944	275,207

		2,587,933
HONG KONG — 2.43%
AIA Group Ltd.	1,765,800	15,126,172
ASM Pacific Technology Ltd.	65,400	893,021
Bank of East Asia Ltd. (The)[b]	394,200	1,706,035
BOC Hong Kong Holdings Ltd.	817,500	4,175,584
CK Asset Holdings Ltd.	368,060	3,512,863
CK Hutchison Holdings Ltd.	368,060	4,969,301
CLP Holdings Ltd.	327,500	3,343,482
Galaxy Entertainment Group Ltd.	327,000	2,897,302
Hang Seng Bank Ltd.	130,800	3,113,868

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Henderson Land Development Co. Ltd.	451,478	$3,157,451
Hong Kong & China Gas Co. Ltd.	1,994,452	3,942,265
Hong Kong Exchanges & Clearing Ltd.	129,800	4,918,873
Jardine Matheson Holdings Ltd.	32,700	2,075,796
Kingston Financial Group Ltd.[b]	654,000	508,387
Li & Fung Ltd.	1,090,000	556,048
Link REIT	490,500	4,339,681
Melco Resorts & Entertainment Ltd. ADR	36,624	1,090,663
MTR Corp. Ltd.	327,000	1,873,003
New World Development Co. Ltd.	1,082,000	1,751,353
Power Assets Holdings Ltd.	340,000	3,023,352
Sands China Ltd.	392,400	2,337,909
SJM Holdings Ltd.[b]	327,000	326,939
Sun Hung Kai Properties Ltd.	328,000	5,699,097
Swire Pacific Ltd. Class A	165,000	1,650,749
Techtronic Industries Co. Ltd.	163,500	1,089,101
WH Group Ltd.[c]	1,243,000	1,539,954
Wharf Holdings Ltd. (The)	327,000	1,339,950
Wharf Real Estate Investment Co. Ltd.[a]	327,000	2,259,728
Wynn Macau Ltd.	262,000	924,534

		84,142,461
HUNGARY — 0.08%
MOL Hungarian Oil & Gas PLC	88,944	1,091,719
OTP Bank PLC	39,240	1,827,838

		2,919,557
INDIA — 2.02%
Dr. Reddy’s Laboratories Ltd. ADR[b]	97,119	3,346,721
ICICI Bank Ltd. ADR	576,576	6,330,805
Infosys Ltd. ADR	601,026	10,824,478
Larsen & Toubro Ltd. GDR[e]	503,253	11,172,217
Mahindra & Mahindra Ltd. GDR	585,984	7,031,808
Reliance Industries Ltd. GDR[c]	467,166	14,108,413
State Bank of India GDR[e]	127,857	6,335,314
Tata Motors Ltd. ADR[a]	148,131	4,586,136
Wipro Ltd. ADR[b]	1,118,994	6,143,277

		69,879,169
INDONESIA — 0.54%
Astra International Tbk PT	2,256,300	1,432,464
Bank Central Asia Tbk PT	1,798,500	3,052,688
Bank Mandiri Persero Tbk PT	4,054,884	2,468,335

Security	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	10,627,500	$2,936,979
Charoen Pokphand Indonesia Tbk PT	817,500	210,657
Gudang Garam Tbk PT	130,800	791,824
Kalbe Farma Tbk PT	5,428,600	675,103
Matahari Department Store Tbk PT	459,200	381,566
Perusahaan Gas Negara Persero Tbk PT	2,616,000	509,972
Semen Indonesia Persero Tbk PT	915,600	762,516
Telekomunikasi Indonesia Persero Tbk PT	9,025,200	2,689,663
Unilever Indonesia Tbk PT	327,000	1,328,663
United Tractors Tbk PT	490,545	1,425,268

		18,665,698
IRELAND — 0.34%
AIB Group PLC	115,758	809,714
Bank of Ireland Group PLC[a]	140,972	1,380,341
CRH PLC	114,607	4,271,730
Irish Bank Resolution Corp. Ltd.[a,d]	64,486	1
Kerry Group PLC Class A	37,278	3,982,152
Paddy Power Betfair PLC	12,753	1,483,851

		11,927,789
ISRAEL — 0.32%
Bank Hapoalim BM	142,914	1,072,871
Bank Leumi Le-Israel BM	255,387	1,574,965
Bezeq The Israeli Telecommunication Corp. Ltd.	676,787	1,120,337
Check Point Software Technologies Ltd.[a,b]	19,150	1,980,302
Israel Chemicals Ltd.	84,693	357,886
Nice Ltd.	20,928	1,915,991
Teva Pharmaceutical Industries Ltd. ADR[b]	142,899	2,916,569

		10,938,921
ITALY — 1.66%
Assicurazioni Generali SpA	190,716	3,794,225
Atlantia SpA	52,320	1,738,940
CNH Industrial NV	188,066	2,791,486
Enel SpA	1,066,450	6,788,791
Eni SpA	355,449	6,414,412
EXOR NV	27,141	2,103,715

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Ferrari NV	20,931	$2,504,224
Fiat Chrysler Automobiles NVa	155,658	3,773,896
Intesa Sanpaolo SpA	2,095,426	8,250,099
Leonardo SpA	68,177	825,534
Luxottica Group SpA	33,459	2,159,105
Mediobanca Banca di Credito Finanziario SpA	100,062	1,220,595
Prysmian SpA	44,472	1,570,065
Snam SpA	278,476	1,359,547
Telecom Italia SpA/Milano[a]	1,743,624	1,575,222
Tenaris SA	72,594	1,268,337
Terna Rete Elettrica Nazionale SpA	495,595	2,993,095
UniCredit SpA[a]	287,433	6,354,306

		57,485,594
JAPAN — 16.30%
Acom Co. Ltd.[a,b]	163,500	712,986
Aeon Co. Ltd.	130,800	2,225,835
AEON Financial Service Co. Ltd.	32,700	815,141
Aeon Mall Co. Ltd.	34,900	767,669
Aisin Seiki Co. Ltd.	32,800	1,914,122
Ajinomoto Co. Inc.	77,400	1,467,803
Alps Electric Co. Ltd.	32,700	940,662
ANA Holdings Inc.	32,700	1,330,109
Asahi Glass Co. Ltd.	32,700	1,434,959
Asahi Group Holdings Ltd.	65,400	3,289,922
Asahi Kasei Corp.	294,300	3,840,688
Astellas Pharma Inc.	359,700	4,745,252
Bandai Namco Holdings Inc.	65,400	2,132,967
Bridgestone Corp.	98,100	4,768,619
Brother Industries Ltd.	32,700	836,111
Canon Inc.	163,500	6,514,237
Casio Computer Co. Ltd.	32,700	495,795
Central Japan Railway Co.	32,700	6,186,203
Chubu Electric Power Co. Inc.	130,800	1,641,066
Chugai Pharmaceutical Co. Ltd.	65,400	3,457,084
Chugoku Electric Power Co. Inc. (The)	65,400	723,172
Coca-Cola Bottlers Japan Holdings Inc.	32,700	1,154,858
Concordia Financial Group Ltd.	196,200	1,188,111
Credit Saison Co. Ltd.	65,400	1,188,111
CYBERDYNE Inc.[a,b]	32,700	565,596
Dai-ichi Life Holdings Inc.	163,500	3,423,382
Daiichi Sankyo Co. Ltd.	108,500	3,647,978

Security	Shares	Value
Daikin Industries Ltd.	32,700	$3,922,922
Daito Trust Construction Co. Ltd.	2,600	454,116
Daiwa House Industry Co. Ltd.	65,400	2,579,332
Daiwa Securities Group Inc.	327,000	2,343,268
Denso Corp.	98,100	6,131,980
Dentsu Inc.	32,700	1,463,419
East Japan Railway Co.	65,400	6,497,760
Eisai Co. Ltd.	32,800	1,872,354
Electric Power Development Co. Ltd.	32,700	927,182
FANUC Corp.	32,700	8,829,944
Fast Retailing Co. Ltd.	3,300	1,472,008
FUJIFILM Holdings Corp.	98,100	3,765,645
Fujitsu Ltd.	327,000	2,408,275
Hachijuni Bank Ltd. (The)	261,600	1,548,198
Hino Motors Ltd.	65,400	864,571
Hitachi Construction Machinery Co. Ltd.	32,700	1,463,419
Hitachi High-Technologies Corp.	32,700	1,533,819
Hitachi Ltd.	654,000	5,191,018
Honda Motor Co. Ltd.	261,600	9,169,361
Hoya Corp.	65,400	3,336,655
Hulic Co. Ltd.	51,800	655,834
Idemitsu Kosan Co. Ltd.	32,700	1,222,262
IHI Corp.	32,700	1,093,445
Inpex Corp.	163,500	2,125,478
Isetan Mitsukoshi Holdings Ltd.	98,100	1,172,832
Isuzu Motors Ltd.	130,800	2,203,666
ITOCHU Corp.	261,600	5,126,310
Japan Exchange Group Inc.	117,000	2,101,938
Japan Post Holdings Co. Ltd.	228,900	2,730,317
Japan Prime Realty Investment Corp.	327	1,156,356
Japan Retail Fund Investment Corp.	981	1,954,720
Japan Tobacco Inc.	163,500	5,410,306
JFE Holdings Inc.	98,200	2,328,713
JSR Corp.	65,400	1,548,198
JTEKT Corp.	65,400	1,164,744
JXTG Holdings Inc.	469,700	3,114,551
Kakaku.com Inc.	32,700	572,486
Kansai Electric Power Co. Inc. (The)	130,800	1,621,894
Kao Corp.	98,100	6,797,035
Kawasaki Heavy Industries Ltd.	32,700	1,348,083
KDDI Corp.	294,300	7,422,545
Keyence Corp.	10,000	6,085,841

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Kintetsu Group Holdings Co. Ltd.	32,700	$1,291,164
Kirin Holdings Co. Ltd.	163,500	4,075,704
Kobe Steel Ltd.[a]	32,700	339,118
Komatsu Ltd.	163,500	6,343,479
Konica Minolta Inc.	130,800	1,301,349
Kubota Corp.	153,800	3,123,765
Kuraray Co. Ltd.	130,800	2,444,524
Kurita Water Industries Ltd.	65,500	2,142,229
Kyocera Corp.	66,000	4,384,279
Kyushu Electric Power Co. Inc.	98,100	1,073,074
Lion Corp.	32,700	612,928
M3 Inc.	32,700	1,195,300
Mabuchi Motor Co. Ltd.	33,300	1,970,757
Marubeni Corp.	327,000	2,451,114
Mazda Motor Corp.	98,100	1,374,595
Mebuki Financial Group Inc.	196,200	889,735
MEIJI Holdings Co. Ltd.	33,490	2,801,188
MINEBEA MITSUMI Inc.	65,400	1,478,098
MISUMI Group Inc.	32,700	984,101
Mitsubishi Chemical Holdings Corp.	327,500	3,553,880
Mitsubishi Corp.	228,900	6,395,905
Mitsubishi Electric Corp.	327,000	5,969,012
Mitsubishi Estate Co. Ltd.	179,500	3,434,435
Mitsubishi Heavy Industries Ltd.	65,500	2,461,463
Mitsubishi Motors Corp.	130,800	969,421
Mitsubishi UFJ Financial Group Inc.	1,798,500	13,523,969
Mitsui & Co. Ltd.	261,600	4,587,077
Mitsui Chemicals Inc.	65,400	2,052,082
Mitsui Fudosan Co. Ltd.	98,100	2,568,098
Mitsui OSK Lines Ltd.	32,700	1,171,334
Mizuho Financial Group Inc.	3,629,700	6,826,782
MS&AD Insurance Group Holdings Inc.	85,500	2,906,789
Murata Manufacturing Co. Ltd.	32,700	4,826,137
Nabtesco Corp.	33,000	1,556,960
NEC Corp.	34,200	1,030,809
Nidec Corp.	32,700	5,227,566
Nikon Corp.	65,400	1,268,396
Nintendo Co. Ltd.	13,500	5,932,802
Nippon Building Fund Inc.	345	1,848,976
Nippon Paint Holdings Co. Ltd.[b]	32,700	1,169,836
Nippon Steel & Sumitomo Metal Corp.	130,886	3,331,655

Security	Shares	Value
Nippon Telegraph & Telephone Corp.	98,100	$4,665,266
Nippon Yusen KKa	32,700	818,137
Nissan Motor Co. Ltd.	327,000	3,485,544
Nisshin Seifun Group Inc.	113,225	2,268,545
Nissin Foods Holdings Co. Ltd.	32,700	2,420,558
Nitto Denko Corp.	33,000	3,015,363
Nomura Holdings Inc.	556,900	3,609,608
Nomura Real Estate Holdings Inc.	33,000	789,666
Nomura Real Estate Master Fund Inc.	981	1,366,057
NSK Ltd.	98,100	1,614,105
NTT DOCOMO Inc.	228,900	5,671,385
Olympus Corp.	65,400	2,513,426
Omron Corp.	32,700	2,040,099
Ono Pharmaceutical Co. Ltd.	66,900	1,651,432
Oriental Land Co. Ltd./Japan	32,700	3,193,459
ORIX Corp.	196,200	3,657,799
Osaka Gas Co. Ltd.	65,400	1,295,957
Otsuka Holdings Co. Ltd.	65,400	2,903,471
Panasonic Corp.	359,700	5,335,113
Rakuten Inc.[a,b]	130,800	1,181,280
Recruit Holdings Co. Ltd.	196,200	4,779,404
Renesas Electronics Corp.[a,b]	65,400	768,707
Resona Holdings Inc.	425,100	2,559,830
Santen Pharmaceutical Co. Ltd.	98,100	1,600,624
SBI Holdings Inc./Japan	49,500	1,196,743
Secom Co. Ltd.	33,000	2,521,973
Sekisui House Ltd.	98,100	1,795,647
Seven & i Holdings Co. Ltd.	130,800	5,375,556
Seven Bank Ltd.	130,800	481,715
Sharp Corp./Japan[a,b]	32,700	1,220,764
Shimano Inc.	8,000	1,143,328
Shin-Etsu Chemical Co. Ltd.	65,400	7,435,427
Shinsei Bank Ltd.	32,700	569,490
Shionogi & Co. Ltd.	32,700	1,808,528
Shiseido Co. Ltd.	65,400	3,355,828
Showa Shell Sekiyu KK	98,100	1,390,323
SMC Corp./Japan	3,200	1,568,998
SoftBank Group Corp.	130,800	10,760,698
Sompo Holdings Inc.	65,400	2,615,880
Sony Corp.	196,200	9,362,886
Stanley Electric Co. Ltd.	65,400	2,651,230
Start Today Co. Ltd.	65,400	1,920,269
Subaru Corp.	98,100	3,251,576

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Sumco Corp.	32,700	$890,334
Sumitomo Chemical Co. Ltd.	327,000	2,396,592
Sumitomo Corp.	173,100	2,979,753
Sumitomo Dainippon Pharma Co. Ltd.	65,400	965,827
Sumitomo Electric Industries Ltd.	130,800	2,229,430
Sumitomo Heavy Industries Ltd.	32,700	1,490,381
Sumitomo Metal Mining Co. Ltd.	32,700	1,530,224
Sumitomo Mitsui Financial Group Inc.	228,900	10,229,254
Sumitomo Mitsui Trust Holdings Inc.	65,400	2,712,343
Sumitomo Rubber Industries Ltd.	32,700	634,198
Suzuki Motor Corp.	65,400	3,731,494
Sysmex Corp.	32,700	2,564,353
T&D Holdings Inc.	130,800	2,328,289
Taisei Corp.	32,700	1,662,636
Taiyo Nippon Sanso Corp.	49,500	765,027
Takeda Pharmaceutical Co. Ltd.	130,800	7,687,069
TDK Corp.	33,000	3,038,340
Terumo Corp.	66,000	3,228,803
Tohoku Electric Power Co. Inc.	98,100	1,264,502
Tokio Marine Holdings Inc.	98,100	4,619,431
Tokyo Electric Power Co. Holdings Inc.[a]	294,300	1,191,705
Tokyo Electron Ltd.	33,000	6,185,516
Tokyo Gas Co. Ltd.	65,400	1,553,591
Tokyu Corp.	40,100	670,078
Tokyu Fudosan Holdings Corp.	196,200	1,545,802
Toray Industries Inc.	327,000	3,250,378
Toshiba Corp.[a]	982,000	2,797,875
Toyo Seikan Group Holdings Ltd.	98,100	1,581,751
Toyo Suisan Kaisha Ltd.	32,700	1,325,615
Toyota Industries Corp.	32,800	2,130,475
Toyota Motor Corp.	392,400	26,889,762
Toyota Tsusho Corp.	65,400	2,642,243
Trend Micro Inc./Japan[a]	32,700	1,761,495
Unicharm Corp.	65,400	1,746,516
United Urban Investment Corp.	981	1,550,295
USS Co. Ltd.	65,400	1,455,930
West Japan Railway Co.	32,700	2,449,317
Yahoo Japan Corp.	303,700	1,460,698
Yakult Honsha Co. Ltd.	32,700	2,732,115
Yamada Denki Co. Ltd.	200,600	1,189,027
Yamaha Motor Co. Ltd.	65,400	2,168,916
Yamato Holdings Co. Ltd.	98,100	2,527,206

Security	Shares	Value
Yaskawa Electric Corp.	32,700	$1,683,606
Yokogawa Electric Corp.	65,400	1,387,627

		563,488,636
MALAYSIA — 0.57%
Alliance Bank Malaysia Bhd	753,300	836,839
Axiata Group Bhd[b]	425,100	620,568
British American Tobacco Malaysia Bhd	65,400	573,503
CIMB Group Holdings Bhd	686,700	1,277,295
DiGi.Com Bhd[b]	621,300	789,028
Genting Bhd	359,700	888,695
Genting Malaysia Bhd	327,000	462,259
Hong Leong Bank Bhd	130,800	624,175
Hong Leong Financial Group Bhd	98,100	467,125
IHH Healthcare Bhd	392,400	605,048
IOI Corp. Bhd	535,900	644,826
IOI Properties Group Bhd	1,124,618	574,175
Kuala Lumpur Kepong Bhd	98,100	634,746
Malayan Banking Bhd	425,100	1,101,535
Malaysia Airports Holdings Bhd	327,000	759,246
Maxis Bhd	359,700	561,087
Petronas Chemicals Group Bhd	359,700	751,192
Petronas Dagangan Bhd	65,400	413,097
Petronas Gas Bhd	196,200	901,027
PPB Group Bhd	98,100	439,440
Public Bank Bhd	338,840	1,910,770
RHB Bank Bhd	248,295	346,540
RHB Bank Bhd New[d]	141,000	—
Sapura Energy Bhd[b]	915,600	177,353
Sime Darby Bhd	315,900	248,003
Sime Darby Plantation Bhd[a]	315,900	445,757
Sime Darby Property Bhd[a]	315,900	128,054
Tenaga Nasional Bhd[b]	523,200	2,118,170
YTL Corp. Bhd	665,454	261,213

		19,560,766
MEXICO — 0.74%
Alfa SAB de CV	654,000	822,208
America Movil SAB de CV Series L	4,774,200	4,481,032
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	392,400	618,768
Cemex SAB de CV CPO[a]	2,583,308	2,152,177

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Fibra Uno Administracion SA de CV	409,300	$645,197
Fomento Economico Mexicano SAB de CV	327,000	3,194,502
Gentera SAB de CV	425,100	385,955
Grupo Aeroportuario del Sureste SAB de CV Series B	98,100	1,912,372
Grupo Financiero Banorte SAB de CV Series O	433,700	2,791,122
Grupo Financiero Inbursa SAB de CV Series O	555,900	985,188
Grupo Mexico SAB de CV Series B	523,229	1,857,954
Grupo Televisa SAB	392,400	1,626,535
Industrias Penoles SAB de CV	22,890	531,382
Kimberly-Clark de Mexico SAB de CV Series A	555,900	1,045,622
Wal-Mart de Mexico SAB de CV	948,300	2,380,319

		25,430,333
NETHERLANDS — 2.54%
ABN AMRO Group NV CVA[c]	53,628	1,823,166
Aegon NV	316,536	2,171,941
AerCap Holdings NVa	25,506	1,379,875
Akzo Nobel NV	44,799	4,209,068
Altice NV Class Aa,b	79,134	853,319
ArcelorMittal[a]	92,214	3,357,240
ASML Holding NV	58,937	11,982,273
Heineken NV	38,913	4,389,976
ING Groep NV	602,334	11,878,165
Koninklijke Ahold Delhaize NV	190,314	4,260,395
Koninklijke DSM NV	37,609	3,898,976
Koninklijke KPN NV	561,786	1,973,563
Koninklijke Philips NV	158,305	6,480,272
NN Group NV	46,107	2,182,637
NXP Semiconductors NVa	47,742	5,744,317
RELX NV	183,023	4,084,638
Unilever NV CVA	253,591	14,737,253
Wolters Kluwer NV	46,761	2,483,306

		87,890,380
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	270,429	1,339,967
Fletcher Building Ltd.	109,547	633,202
Spark New Zealand Ltd.	663,257	1,762,246

		3,735,415
NORWAY — 0.43%
DNB ASA	148,131	3,018,080
Gjensidige Forsikring ASA	53,468	1,012,760

Security	Shares	Value
Norsk Hydro ASA	246,885	$1,807,503
Orkla ASA	125,568	1,312,229
Statoil ASA	176,964	4,149,593
Telenor ASA	89,598	2,106,801
Yara International ASA	28,140	1,358,190

		14,765,156

PAKISTAN — 0.01%
MCB Bank Ltd.	130,800	268,157
United Bank Ltd./Pakistan	130,800	229,171

		497,328

PERU — 0.09%
Credicorp Ltd.	13,407	3,105,463

		3,105,463

PHILIPPINES — 0.23%
Ayala Land Inc.	1,994,700	1,720,575
Bank of the Philippine Islands	828,765	1,925,707
JG Summit Holdings Inc.	457,800	682,684
Jollibee Foods Corp.	376,050	2,087,701
Metropolitan Bank & Trust Co.	428,378	830,870
SM Prime Holdings Inc.	948,300	682,110

		7,929,647
POLAND — 0.31%
Alior Bank SAa	25,833	662,842
Bank Millennium SAa	221,379	637,124
Bank Pekao SA	16,350	666,816
Bank Zachodni WBK SA	5,248	661,473
CD Projekt SA	12,426	432,572
Cyfrowy Polsat SA	145,842	1,053,045
KGHM Polska Miedz SA	19,620	647,975
mBank SAa	5,647	864,285
Polski Koncern Naftowy ORLEN SA	51,779	1,685,980
Polskie Gornictwo Naftowe i Gazownictwo SA	262,634	517,039
Powszechna Kasa Oszczednosci Bank Polski SAa	129,165	1,769,904
Powszechny Zaklad Ubezpieczen SA	75,537	1,036,871

		10,635,926
PORTUGAL — 0.10%
Banco Espirito Santo SA Registered[a,d]	1	—
EDP — Energias de Portugal SA	357,133	1,258,618

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Galp Energia SGPS SA	56,309	$1,078,159
Jeronimo Martins SGPS SA	60,212	1,286,782

		3,623,559
QATAR — 0.13%
Ezdan Holding Group QSC	175,031	555,304
Masraf Al Rayan QSC	165,928	1,836,573
Ooredoo QPSC	21,414	560,284
Qatar National Bank QPSC	42,251	1,565,023

		4,517,184
RUSSIA — 0.85%
Gazprom PJSC ADR	864,947	4,350,683
Lukoil PJSC ADR	72,596	4,780,447
Magnit PJSC GDR[e]	58,206	1,309,635
MMC Norilsk Nickel PJSC ADR	106,995	2,205,167
Mobile TeleSystems PJSC ADR	125,568	1,524,396
Novatek PJSC GDR[e]	17,410	2,317,271
Rosneft Oil Co. PJSC GDR	134,776	825,099
RusHydro PJSC ADR	385,626	478,176
Sberbank of Russia PJSC ADR	358,170	7,217,125
Surgutneftegas OJSC ADR	267,499	1,356,220
Tatneft PJSC ADR	36,002	2,181,721
VTB Bank PJSC GDR[e]	450,156	852,145

		29,398,085
SINGAPORE — 0.85%
Ascendas REIT	721,116	1,520,226
CapitaLand Commercial Trust	797,605	1,139,262
CapitaLand Ltd.	359,800	1,055,325
CapitaLand Mall Trust	294,300	472,067
ComfortDelGro Corp. Ltd.	327,000	524,519
DBS Group Holdings Ltd.	263,000	5,303,391
Genting Singapore PLC	882,900	910,415
Golden Agri-Resources Ltd.	981,000	284,739
Hutchison Port Holdings Trust[b]	1,145,800	475,507
Keppel Corp. Ltd.	294,300	1,948,962
Oversea-Chinese Banking Corp. Ltd.	440,975	4,355,184
SembCorp Industries Ltd.	130,800	339,688
Singapore Airlines Ltd.	163,500	1,412,454
Singapore Exchange Ltd.	98,100	614,436
Singapore Telecommunications Ltd.	1,242,600	3,359,918
Suntec REIT[b]	523,200	827,241
United Overseas Bank Ltd.	196,200	4,110,729
Wilmar International Ltd.	261,600	639,413

		29,293,476

Security	Shares	Value
SOUTH AFRICA — 1.72%
Anglo American Platinum Ltd.[a]	12,429	$371,601
AngloGold Ashanti Ltd.	80,863	896,908
Aspen Pharmacare Holdings Ltd.	75,231	1,715,131
Bid Corp. Ltd.	52,647	1,175,870
Bidvest Group Ltd. (The)	60,822	1,280,547
Brait SEa	83,385	271,074
Exxaro Resources Ltd.	42,183	508,416
FirstRand Ltd.	502,599	2,814,851
Foschini Group Ltd. (The)	65,400	1,066,063
Gold Fields Ltd.	175,609	752,647
Growthpoint Properties Ltd.	820,900	1,919,207
Imperial Holdings Ltd.	38,586	922,912
Investec Ltd.	78,807	616,651
MMI Holdings Ltd./South Africa	475,213	907,302
Mr. Price Group Ltd.	73,575	1,772,182
MTN Group Ltd.	287,433	3,180,857
Naspers Ltd. Class N	67,512	19,232,171
NEPI Rockcastle PLC	65,400	886,229
PSG Group Ltd.	30,084	562,472
Rand Merchant Investment Holdings Ltd.	272,718	1,018,178
Redefine Properties Ltd.	2,217,754	2,020,937
Remgro Ltd.	88,429	1,759,457
RMB Holdings Ltd.	189,987	1,260,846
Sappi Ltd.	142,245	1,022,475
Sasol Ltd.	79,788	2,869,982
Shoprite Holdings Ltd.	62,457	1,297,927
Sibanye Gold Ltd.	339,527	396,609
Standard Bank Group Ltd.	205,356	3,470,406
Steinhoff International Holdings NV Class H	512,409	295,179
Tiger Brands Ltd.	30,738	1,193,407
Truworths International Ltd.	123,315	1,017,780
Woolworths Holdings Ltd./South Africa	166,774	901,306

		59,377,580
SOUTH KOREA — 3.57%
AmorePacific Corp.	5,886	1,650,847
AMOREPACIFIC Group	8,502	1,130,575
BGF retail Co. Ltd.[a]	1,889	389,174
BNK Financial Group Inc.	134,145	1,331,589
Celltrion Inc.[a]	12,674	3,746,951
CJ CheilJedang Corp.	2,304	773,502
CJ Corp.	3,270	563,450

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Coway Co. Ltd.	10,791	$962,029
Daelim Industrial Co. Ltd.	3,607	274,616
DB Insurance Co. Ltd.	7,194	487,752
DGB Financial Group Inc.	77,893	904,503
E-MART Inc.	2,616	712,887
GS Holdings Corp.	12,921	839,741
Hana Financial Group Inc.	40,451	1,973,589
Hankook Tire Co. Ltd.	11,144	558,322
Hanmi Pharm Co. Ltd.[a]	1,433	801,143
Hanmi Science Co. Ltd.[a]	3,668	360,669
Hanssem Co. Ltd.	3,597	574,321
Hanwha Techwin Co. Ltd.[a]	6,867	216,392
Hyosung Corp.	2,957	373,831
Hyundai Development Co. Engineering & Construction	7,491	310,766
Hyundai Engineering & Construction Co. Ltd.	10,791	433,520
Hyundai Glovis Co. Ltd.	3,597	469,899
Hyundai Heavy Industries Co. Ltd.[a]	5,061	658,781
Hyundai Marine & Fire Insurance Co. Ltd.	14,077	611,012
Hyundai Mobis Co. Ltd.	10,137	2,349,494
Hyundai Motor Co.	21,255	3,224,526
Hyundai Robotics Co. Ltd.[a]	1,694	724,969
Hyundai Steel Co.	8,829	471,277
Industrial Bank of Korea[a]	42,183	657,721
Kakao Corp.[b]	6,213	814,553
Kangwon Land Inc.	29,103	884,387
KB Financial Group Inc.[a]	48,182	3,036,614
KEPCO Plant Service & Engineering Co. Ltd.	6,213	243,784
Kia Motors Corp.	22,890	742,743
Korea Aerospace Industries Ltd. Class A	11,390	561,047
Korea Electric Power Corp.[a]	38,265	1,281,054
Korea Gas Corp.[a]	14,459	668,213
Korea Investment Holdings Co. Ltd.	16,023	1,311,430
Korea Zinc Co. Ltd.	1,635	788,524
KT Corp.	25,110	697,206
KT&G Corp.	17,226	1,718,003
LG Chem Ltd.	6,871	2,779,671
LG Corp.	16,350	1,364,222
LG Display Co. Ltd.	34,989	1,055,060
LG Electronics Inc.	13,404	1,286,613
LG Household & Health Care Ltd.	1,962	2,162,545

Security	Shares	Value
Lotte Chemical Corp.	2,289	$900,295
Lotte Corp.	6,896	450,757
Lotte Shopping Co. Ltd.	1,510	341,495
Medy-Tox Inc.	981	558,550
Mirae Asset Daewoo Co. Ltd.	78,881	831,026
NAVER Corp.	3,924	3,343,953
NCsoft Corp.	2,943	1,218,154
OCI Co. Ltd.	4,905	776,275
Orion Corp./Republic of Korea[a]	3,864	423,363
POSCO	9,891	3,524,395
S-1 Corp.	4,905	456,578
S-Oil Corp.	8,829	1,016,966
Samsung Biologics Co. Ltd.[a,c]	3,270	1,342,787
Samsung C&T Corp.	10,526	1,399,721
Samsung Electro-Mechanics Co. Ltd.	10,467	1,043,906
Samsung Electronics Co. Ltd.	14,729	34,413,874
Samsung Fire & Marine Insurance Co. Ltd.	4,578	1,238,977
Samsung Life Insurance Co. Ltd.	11,118	1,343,093
Samsung SDI Co. Ltd.	9,483	1,749,451
Samsung SDS Co. Ltd.	5,559	1,335,284
Samsung Securities Co. Ltd.	18,038	735,642
Shinhan Financial Group Co. Ltd.[a]	55,413	2,765,850
SillaJen Inc.[a]	8,175	810,725
SK Holdings Co. Ltd.	5,886	1,755,575
SK Hynix Inc.	86,675	5,965,831
SK Innovation Co. Ltd.	9,483	1,816,054
SK Telecom Co. Ltd.	3,270	813,021
Woori Bank	60,189	949,744
Yuhan Corp.	1,373	299,582

		123,554,441
SPAIN — 2.26%
Abertis Infraestructuras SA	93,522	2,274,179
ACS Actividades de Construccion y Servicios SA	48,490	1,948,712
Aena SME SAc	9,484	2,072,889
Amadeus IT Group SA	75,684	5,890,825
Banco Bilbao Vizcaya Argentaria SA	979,365	9,233,296
Banco de Sabadell SA	867,371	2,068,130
Banco Santander SA	2,337,069	17,418,934
Bankia SA	132,762	674,784
Bankinter SA	141,918	1,637,470
CaixaBank SA	558,516	3,024,519

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Endesa SA	45,453	$1,024,878
Ferrovial SA	117,079	2,694,601
Gas Natural SDG SA	51,339	1,189,893
Grifols SA	42,844	1,382,893
Iberdrola SA	780,885	6,379,542
Iberdrola SA New	16,976	138,686
Industria de Diseno Textil SA	171,348	6,162,499
International Consolidated Airlines Group SA	137,667	1,255,371
Red Electrica Corp. SA	37,952	807,048
Repsol SA	191,342	3,612,412
Siemens Gamesa Renewable Energy SAb	39,567	619,583
Telefonica SA	637,324	6,552,442

		78,063,586
SWEDEN — 1.86%
Alfa Laval AB	86,001	2,263,213
Assa Abloy AB Class B	162,846	3,617,879
Atlas Copco AB Class A	134,752	6,339,151
Atlas Copco AB Class B	32,700	1,368,866
Electrolux AB Class B	56,244	1,992,117
Essity AB Class Ba	93,352	2,804,898
Getinge AB Class B	41,371	568,328
Hennes & Mauritz AB Class B	153,363	2,720,683
Hexagon AB Class B	38,586	2,305,482
Husqvarna AB Class B	171,021	1,790,228
Investor AB Class B	73,902	3,623,357
Lundin Petroleum ABa	43,491	1,086,652
Millicom International Cellular SA SDR	14,117	1,055,922
Nordea Bank AB	430,986	5,335,678
Sandvik AB	227,592	4,495,627
Securitas AB Class B	120,108	2,230,282
Skandinaviska Enskilda Banken AB Class A	180,831	2,291,669
Skanska AB Class B	93,867	1,913,909
Svenska Handelsbanken AB Class A	209,280	3,054,803
Swedbank AB Class A	118,374	3,035,269
Tele2 AB Class B	89,945	1,128,650
Telefonaktiebolaget LM Ericsson Class B	443,412	2,856,534
Telia Co. AB	368,529	1,855,665
Volvo AB Class B	225,303	4,613,914

		64,348,776

Security	Shares	Value
SWITZERLAND — 5.44%
ABB Ltd. Registered	259,965	$7,256,983
Adecco Group AG Registered	26,633	2,194,587
Barry Callebaut AG Registered	1,204	2,468,614
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	327	2,050,785
Cie. Financiere Richemont SA Class A Registered	82,813	7,957,032
Credit Suisse Group AG Registered	357,148	6,900,148
Dufry AG Registered[a]	5,232	814,404
Geberit AG Registered	7,384	3,502,952
Givaudan SA Registered	1,473	3,549,398
Julius Baer Group Ltd.	47,439	3,260,921
Kuehne + Nagel International AG Registered	17,998	3,308,798
LafargeHolcim Ltd. Registered	71,501	4,384,205
Lonza Group AG Registered	11,866	3,304,763
Nestle SA Registered	461,180	39,896,833
Novartis AG Registered	333,867	30,240,535
Partners Group Holding AG	4,121	3,207,340
Roche Holding AG	104,640	25,827,935
SGS SA Registered	654	1,760,932
Sika AG Bearer	327	2,836,978
Sonova Holding AG Registered	8,829	1,425,595
Swatch Group AG (The) Bearer	5,966	2,737,198
Swiss Life Holding AG Registered	5,637	2,119,332
Swiss Prime Site AG Registered	7,881	763,006
Swiss Re AG	45,780	4,520,873
Swisscom AG Registered	3,924	2,146,043
UBS Group AG	550,014	11,182,513
Vifor Pharma AG	10,137	1,493,943
Zurich Insurance Group AG	20,781	6,838,326

		187,950,972
TAIWAN — 2.81%
Acer Inc.	981,792	931,415
Advanced Semiconductor Engineering Inc.	1,003,525	1,425,467
Asia Cement Corp.	670,440	691,246
AU Optronics Corp.	2,379,000	1,134,587
Cathay Financial Holding Co. Ltd.	1,390,318	2,604,565
Chang Hwa Commercial Bank Ltd.	1,513,422	887,942
China Development Financial Holding Corp.	2,957,000	1,085,584

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
China Steel Corp.	1,677,288	$1,432,965
Chunghwa Telecom Co. Ltd.	654,000	2,434,647
Compal Electronics Inc.	981,000	730,394
CTBC Financial Holding Co. Ltd.	2,814,036	2,056,543
Delta Electronics Inc.	327,000	1,649,277
E.Sun Financial Holding Co. Ltd.	1,560,892	1,028,259
Far EasTone Telecommunications Co. Ltd.	654,000	1,705,375
First Financial Holding Co. Ltd.	2,349,920	1,624,638
Formosa Chemicals & Fibre Corp.	332,340	1,242,904
Formosa Petrochemical Corp.	327,000	1,391,227
Formosa Plastics Corp.	333,960	1,185,942
Fubon Financial Holding Co. Ltd.	654,000	1,216,201
Highwealth Construction Corp.	223,080	350,554
Hon Hai Precision Industry Co. Ltd.	2,741,722	8,673,269
HTC Corp.[a]	43,000	104,750
Hua Nan Financial Holdings Co. Ltd.	2,833,217	1,691,444
Innolux Corp.	1,703,688	803,750
Largan Precision Co. Ltd.	10,000	1,374,140
Macronix International[a]	327,000	512,734
MediaTek Inc.	60,000	615,532
Mega Financial Holding Co. Ltd.	1,381,195	1,198,958
Nan Ya Plastics Corp.	657,840	1,807,929
Pegatron Corp.	654,000	1,772,692
Quanta Computer Inc.	654,000	1,424,885
Shin Kong Financial Holding Co. Ltd.	1,076,149	395,080
Siliconware Precision Industries Co. Ltd.	329,218	569,302
SinoPac Financial Holdings Co. Ltd.	3,064,569	1,056,730
Synnex Technology International Corp.	338,750	479,437
Taishin Financial Holding Co. Ltd.	2,302,589	1,161,348
Taiwan Business Bank	4,642,956	1,376,375
Taiwan Cement Corp.	654,000	844,834
Taiwan Cooperative Financial Holding Co. Ltd.	3,750,818	2,232,821
Taiwan Mobile Co. Ltd.	654,000	2,501,964
Taiwan Semiconductor Manufacturing Co. Ltd.	3,924,000	34,331,887
Uni-President Enterprises Corp.	743,972	1,786,829
United Microelectronics Corp.	2,943,000	1,438,910

Security	Shares	Value
Vanguard International Semiconductor Corp.	327,000	$738,248
Winbond Electronics Corp.	981,000	796,029
Yuanta Financial Holding Co. Ltd.	1,206,067	579,333

		97,078,942
THAILAND — 0.57%
Advanced Info Service PCL NVDR	130,800	803,927
Airports of Thailand PCL NVDR	981,000	2,192,529
Bangkok Expressway & Metro PCL NVDR	850,200	210,378
Berli Jucker PCL NVDR	359,700	660,369
BTS Group Holdings PCL NVDR	2,485,200	638,757
Central Pattana PCL NVDR	327,000	866,571
Charoen Pokphand Foods PCL NVDR	957,700	721,639
CP ALL PCL NVDR	986,200	2,511,157
Glow Energy PCL NVDR	368,700	1,003,566
Indorama Ventures PCL NVDR	596,488	1,066,517
KCE Electronics PCL NVDR	130,800	311,130
Minor International PCL NVDR	429,020	602,710
PTT Exploration & Production PCL NVDR	204,599	777,372
PTT Global Chemical PCL NVDR	327,601	1,006,756
PTT PCL NVDR	98,200	1,542,605
Siam Cement PCL (The) NVDR	65,700	1,032,069
Siam Commercial Bank PCL (The) NVDR	327,000	1,644,396
Thai Oil PCL NVDR	238,900	781,841
TMB Bank PCL NVDR	9,254,100	856,861
True Corp. PCL NVDR[a]	1,472,934	317,443

		19,548,593
TURKEY — 0.25%
Akbank Turk AS	197,181	573,977
Anadolu Efes Biracilik ve Malt Sanayii AS	83,435	619,190
Arcelik AS	128,204	651,375
BIM Birlesik Magazalar AS	52,049	1,042,673
Coca-Cola Icecek AS	27,795	266,584
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa	629,854	444,931
Eregli Demir ve Celik Fabrikalari TAS	236,748	627,937
Haci Omer Sabanci Holding AS	80,769	246,953
KOC Holding AS	63,219	308,393

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
Tupras Turkiye Petrol Rafinerileri AS	31,095	$956,540
Turk Hava Yollari AOa	132,802	583,403
Turk Telekomunikasyon ASa	138,046	233,302
Turkiye Garanti Bankasi AS	300,513	984,514
Turkiye Halk Bankasi AS	107,583	290,796
Turkiye Is Bankasi Class C	141,952	304,610
Ulker Biskuvi Sanayi AS	60,168	381,082

		8,516,260
UNITED ARAB EMIRATES — 0.19%
Abu Dhabi Commercial Bank PJSC	422,295	833,530
Aldar Properties PJSC	1,131,447	705,403
DP World Ltd.	36,726	973,606
Emaar Properties PJSC	822,564	1,473,543
Emirates Telecommunications Group Co. PJSC	510,120	2,472,063

		6,458,145
UNITED KINGDOM — 11.94%
3i Group PLC	162,561	2,153,117
Anglo American PLC	211,569	5,140,524
Ashtead Group PLC	89,598	2,682,041
Associated British Foods PLC	50,358	1,957,145
AstraZeneca PLC	189,660	13,179,187
Auto Trader Group PLC[c]	179,850	920,976
Aviva PLC	577,487	4,214,478
BAE Systems PLC	447,990	3,784,162
Barclays PLC	2,397,564	6,816,868
Barratt Developments PLC	161,538	1,344,293
Berkeley Group Holdings PLC	19,620	1,106,539
BHP Billiton PLC	322,749	7,178,217
BP PLC	2,798,139	19,939,242
British American Tobacco PLC	345,312	23,663,749
British Land Co. PLC (The)	149,195	1,418,520
BT Group PLC	1,389,750	5,048,444
Bunzl PLC	96,169	2,817,197
Burberry Group PLC	75,210	1,688,778
Capita PLC	131,454	341,155
Carnival PLC	38,913	2,750,211
Centrica PLC	891,465	1,691,756
Cobham PLC[a]	433,929	806,817
Coca-Cola HBC AG	40,221	1,353,264
Compass Group PLC	245,482	5,175,226
ConvaTec Group PLC[c]	215,820	620,566
Diageo PLC	393,381	14,166,997

Security	Shares	Value
Experian PLC	201,432	$4,649,026
Ferguson PLC	40,875	3,159,746
Fresnillo PLC	45,940	878,022
G4S PLC	379,352	1,533,678
GlaxoSmithKline PLC	734,115	13,784,295
Glencore PLC	1,849,900	10,619,938
HSBC Holdings PLC	2,969,487	31,717,150
Imperial Brands PLC	163,173	6,725,686
InterContinental Hotels Group PLC	42,183	2,826,557
Intertek Group PLC	21,255	1,518,538
ITV PLC	710,898	1,688,258
J Sainsbury PLC	304,110	1,091,961
John Wood Group PLC	101,697	936,837
Johnson Matthey PLC	31,065	1,528,489
Kingfisher PLC	343,677	1,695,879
Land Securities Group PLC	110,429	1,573,183
Legal & General Group PLC	770,412	2,964,598
Lloyds Banking Group PLC	10,238,370	10,120,293
London Stock Exchange Group PLC	60,905	3,401,174
Marks & Spencer Group PLC	354,193	1,517,589
Mediclinic International PLC[b]	58,206	494,314
Micro Focus International PLC	65,727	2,009,543
Mondi PLC	60,822	1,623,454
National Grid PLC	609,650	6,976,371
Next PLC	25,833	1,870,588
Old Mutual PLC	888,199	2,953,043
Pearson PLC	134,194	1,323,983
Persimmon PLC	63,438	2,257,105
Prudential PLC	404,499	10,963,654
Randgold Resources Ltd.	14,424	1,453,456
Reckitt Benckiser Group PLC	110,901	10,728,794
RELX PLC	185,461	4,108,989
Rio Tinto PLC	183,120	10,213,118
Rolls-Royce Holdings PLC	287,106	3,560,194
Royal Bank of Scotland Group PLC[a]	451,914	1,848,888
Royal Dutch Shell PLC Class A ADR	656,725	22,997,189
Royal Dutch Shell PLC Class B	586,487	20,816,990
Sage Group PLC (The)	278,277	2,964,763
Shire PLC	137,013	6,483,280
Sky PLC	158,268	2,383,439
Smith & Nephew PLC	172,329	3,109,818

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
SSE PLC	176,580	$3,275,673
Standard Chartered PLC[a]	499,664	5,823,646
Standard Life Aberdeen PLC	441,591	2,671,989
Taylor Wimpey PLC	509,164	1,380,052
Tesco PLC	1,327,963	3,946,819
TUI AG	68,674	1,555,690
Unilever PLC	187,371	10,658,040
United Utilities Group PLC	142,245	1,492,823
Vedanta Ltd. ADR	246,231	5,274,268
Vodafone Group PLC	4,062,975	12,976,837
Weir Group PLC (The)	46,761	1,468,908
Wm Morrison Supermarkets PLC	409,476	1,292,696
WPP PLC	214,839	3,904,442

		412,753,222

TOTAL COMMON STOCKS
(Cost: $2,957,304,257)		3,392,857,144

PREFERRED STOCKS — 1.42%

BRAZIL — 0.74%
Banco Bradesco SA, Preference Shares	570,810	7,344,766
Centrais Eletricas Brasileiras SA Class B, Preference Shares	98,100	733,826
Cia. Brasileira de Distribuicao, Preference Shares	32,700	777,502
Cia. Energetica de Minas Gerais, Preference Shares	147,200	348,600
Gerdau SA, Preference Shares	196,200	892,114
Itau Unibanco Holding SA, Preference Shares	459,997	7,590,724
Itausa-Investimentos Itau SA, Preference Shares	657,401	2,750,458
Lojas Americanas SA, Preference Shares	118,000	629,691
Petroleo Brasileiro SA, Preference Shares	621,300	3,864,794
Telefonica Brasil SA, Preference Shares	38,800	659,745

		25,592,220
CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	15,108	850,328

		850,328

Security	Shares	Value
COLOMBIA — 0.06%
Bancolombia SA, Preference Shares	182,268	$2,090,678

		2,090,678
GERMANY — 0.40%
Henkel AG & Co. KGaA, Preference Shares	38,318	5,374,924
Porsche Automobil Holding SE, Preference Shares	23,636	2,190,675
Volkswagen AG, Preference Shares	27,934	6,160,082

		13,725,681
ITALY — 0.02%
Telecom Italia SpA/Milano, Preference Shares	865,254	663,549

		663,549
SOUTH KOREA — 0.17%
Hyundai Motor Co., Preference Shares	2,616	226,360
Hyundai Motor Co. Series 2, Preference Shares	5,886	573,249
Samsung Electronics Co. Ltd., Preference Shares	2,616	5,166,591

		5,966,200

TOTAL PREFERRED STOCKS
(Cost: $33,155,279)		48,888,656

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[a]	287,433	1,430

		1,430
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	894	27,627
Mirae Asset Daewoo Co. Ltd. (Expires 02/22/18)[a,d]	15,614	—

		27,627
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[a]	48,490	25,492

		25,492

TOTAL RIGHTS (Cost: $26,615)		54,549

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.14%

MONEY MARKET FUNDS — 2.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	71,626,386	$71,640,712
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	2,186,705	2,186,705

		73,827,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,821,686)		73,827,417

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $3,064,307,837)		3,515,627,766
Other Assets, Less Liabilities — (1.73)%		(59,662,053)

NET ASSETS — 100.00%		$3,455,965,713

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,524,219	15,102,167	[b]	—	71,626,386	$71,640,712	$264,020	[c]	$(5,917)	$1,040
BlackRock Cash Funds: Treasury, SL Agency Shares	5,565,628	—		(3,378,923)[b]	2,186,705	2,186,705	20,986		—	—

						$73,827,417	$285,006		$(5,917)	$1,040

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	80	Mar 2018	$8,582	$462,698
MSCI Emerging Markets E-Mini	52	Mar 2018	3,270	311,853

				$774,551

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$3,388,201,272	$4,655,870	$2		$3,392,857,144
Preferred stocks	48,888,656	—	—		48,888,656
Rights	25,492	29,057	0	[a]	54,549
Money Market Funds	73,827,417	—	—		73,827,417

Total	$3,510,942,837	$4,684,927	$2		$3,515,627,766

Derivative financial instruments[b]
Assets
Futures contracts	$774,551	$—	$—		$774,551

Total	$774,551	$—	$—		$774,551

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.96%

AUSTRALIA — 6.76%
AGL Energy Ltd.	3,528,304	$66,969,118
Alumina Ltd.	13,260,285	25,877,414
Amcor Ltd./Australia	6,293,744	74,202,994
AMP Ltd.	15,701,272	66,749,054
APA Group	5,964,331	38,926,715
Aristocrat Leisure Ltd.	2,941,003	56,917,307
ASX Ltd.	1,043,847	46,269,267
Aurizon Holdings Ltd.	11,002,724	41,696,255
AusNet Services	9,362,239	12,849,919
Australia & New Zealand Banking Group Ltd.	15,879,738	367,499,315
Bank of Queensland Ltd.	2,053,598	20,603,344
Bendigo & Adelaide Bank Ltd.	2,540,009	24,084,805
BGP Holdings PLC[a,b]	33,026,812	411
BHP Billiton Ltd.	17,413,312	425,832,988
BlueScope Steel Ltd.	3,048,072	35,788,558
Boral Ltd.	6,333,500	41,028,415
Brambles Ltd.	8,619,703	69,100,068
Caltex Australia Ltd.	1,403,198	39,507,052
Challenger Ltd./Australia	3,037,716	33,551,544
CIMIC Group Ltd.	539,171	20,581,029
Coca-Cola Amatil Ltd.	3,067,572	20,815,640
Cochlear Ltd.	312,755	43,995,176
Commonwealth Bank of Australia	9,352,623	597,305,132
Computershare Ltd.	2,499,465	33,799,829
Crown Resorts Ltd.	2,105,513	22,590,445
CSL Ltd.	2,434,367	288,627,317
Dexus	5,382,647	41,537,445
Domino’s Pizza Enterprises Ltd.[c]	339,620	13,197,601
Flight Centre Travel Group Ltd.[c]	301,306	12,450,429
Fortescue Metals Group Ltd.	8,377,062	33,645,298
Goodman Group	9,741,923	63,818,147
GPT Group (The)	9,742,043	39,679,757
Harvey Norman Holdings Ltd.[c]	2,931,142	10,728,185
Healthscope Ltd.	9,137,048	14,279,539
Incitec Pivot Ltd.	9,044,310	27,317,141
Insurance Australia Group Ltd.	12,891,878	75,579,799
James Hardie Industries PLC	2,374,768	41,939,943
LendLease Group	3,006,355	38,560,834
Macquarie Group Ltd.	1,746,972	145,888,796

Security	Shares	Value
Medibank Pvt Ltd.	14,863,341	$40,319,230
Mirvac Group	19,989,827	35,610,879
National Australia Bank Ltd.	14,496,796	341,950,694
Newcrest Mining Ltd.	4,155,948	76,290,876
Oil Search Ltd.	7,409,977	45,421,735
Orica Ltd.	2,030,723	31,572,058
Origin Energy Ltd.[a]	9,497,291	71,828,633
QBE Insurance Group Ltd.	7,393,291	64,536,816
Ramsay Health Care Ltd.	761,295	42,134,949
REA Group Ltd.	292,629	17,451,835
Rio Tinto Ltd.	2,306,526	143,533,476
Santos Ltd.[a]	10,089,860	41,668,349
Scentre Group	28,779,824	96,713,524
Seek Ltd.	1,793,436	28,391,192
Sonic Healthcare Ltd.	2,083,779	40,243,062
South32 Ltd.	28,168,557	87,132,252
Stockland	13,004,702	44,438,955
Suncorp Group Ltd.	6,981,440	77,223,003
Sydney Airport	5,963,373	32,884,411
Tabcorp Holdings Ltd.	10,109,349	42,321,856
Telstra Corp. Ltd.	22,375,586	66,495,378
TPG Telecom Ltd.[c]	1,956,362	10,091,126
Transurban Group	12,004,520	116,842,340
Treasury Wine Estates Ltd.	3,990,712	55,322,924
Vicinity Centres	18,034,436	39,283,106
Wesfarmers Ltd.	6,085,436	215,881,750
Westfield Corp.	10,666,295	78,942,480
Westpac Banking Corp.	18,281,129	458,305,366
Woodside Petroleum Ltd.	4,544,186	121,870,167
Woolworths Group Ltd.	6,939,427	151,437,474

		5,789,931,921
AUSTRIA — 0.27%
ANDRITZ AG	398,705	23,999,912
Erste Group Bank AG	1,638,105	82,708,356
OMV AG	816,306	52,737,137
Raiffeisen Bank International AGa	799,573	34,493,849
Voestalpine AG	636,161	41,431,787

		235,371,041
BELGIUM — 1.10%
Ageas	1,013,964	53,734,235
Anheuser-Busch InBev SA/NV	4,109,251	466,554,885
Colruyt SA	322,683	17,916,360
Groupe Bruxelles Lambert SA	439,849	51,988,745
KBC Group NV	1,354,307	130,583,748

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Proximus SADP	825,180	$27,919,620
Solvay SA	403,294	58,555,148
Telenet Group Holding NVa	286,515	22,111,577
UCB SA	679,954	59,463,120
Umicore SA	1,046,432	55,220,205

		944,047,643
DENMARK — 1.79%
AP Moller — Maersk A/S Class A	19,220	32,975,963
AP Moller — Maersk A/S Class B	36,116	64,685,012
Carlsberg A/S Class B	579,588	74,682,274
Chr Hansen Holding A/S	536,445	47,051,853
Coloplast A/S Class B	643,174	57,338,970
Danske Bank A/S	4,040,511	164,685,553
DSV A/S	1,027,979	84,830,378
Genmab A/Sa	313,535	57,624,691
H Lundbeck A/S	379,143	19,394,413
ISS A/S	897,546	35,140,439
Novo Nordisk A/S Class B	10,052,279	560,983,867
Novozymes A/S Class B	1,226,243	68,247,765
Orsted A/Sd	1,020,792	62,195,489
Pandora A/S	580,727	55,251,787
TDC A/S	4,294,838	28,763,093
Tryg A/S	648,842	15,845,812
Vestas Wind Systems A/S	1,169,733	80,081,148
William Demant Holding A/Sa,c	651,472	20,653,610

		1,530,432,117
FINLAND — 0.95%
Elisa OYJ	773,165	32,998,226
Fortum OYJ	2,376,747	51,710,959
Kone OYJ Class B	1,830,159	105,104,375
Metso OYJ	619,547	21,726,197
Neste OYJ	710,662	49,293,921
Nokia OYJ	31,589,502	152,570,169
Nokian Renkaat OYJ	622,557	31,549,401
Orion OYJ Class B	560,259	22,543,555
Sampo OYJ Class A	2,401,672	139,930,412
Stora Enso OYJ Class R	2,979,996	51,304,419
UPM-Kymmene OYJ	2,886,559	97,593,598
Wartsila OYJ Abp	805,755	55,267,556

		811,592,788
FRANCE — 10.67%
Accor SA	989,316	56,507,412
Aeroports de Paris	156,690	32,656,397

Security	Shares	Value
Air Liquide SA	2,306,865	$311,948,610
Airbus SE	3,140,276	361,860,018
Alstom SA	834,832	36,763,729
Amundi SAd	333,974	31,619,667
Arkema SA	362,441	46,460,485
Atos SE	517,181	81,823,364
AXA SA	10,448,631	344,869,163
BioMerieux	221,356	21,040,056
BNP Paribas SA	6,058,465	502,652,538
Bollore SA	4,516,638	26,332,506
Bouygues SA	1,132,005	63,134,462
Bureau Veritas SA	1,409,710	41,462,627
Capgemini SE	875,006	116,579,682
Carrefour SA	3,080,085	73,958,507
Casino Guichard Perrachon SA	305,467	17,919,424
Cie. de Saint-Gobain	2,686,320	156,665,663
Cie. Generale des Etablissements Michelin Class B	921,523	147,860,813
CNP Assurances	916,572	23,567,164
Credit Agricole SA	6,090,474	115,135,921
Danone SA	3,254,653	281,624,555
Dassault Aviation SA	13,629	22,869,814
Dassault Systemes SE	704,891	81,559,625
Edenred	1,177,856	38,164,853
Eiffage SA	388,558	47,271,961
Electricite de France SA	3,036,614	41,895,210
Engie SA	9,851,004	171,561,057
Essilor International Cie. Generale d’Optique SA	1,116,508	159,117,853
Eurazeo SA	239,224	25,256,636
Eurofins Scientific SE	61,471	40,203,201
Eutelsat Communications SA	932,838	20,592,117
Faurecia	406,407	36,644,669
Fonciere Des Regions	174,351	19,211,148
Gecina SA	251,335	49,219,428
Getlink SE Registered	2,478,902	34,895,454
Hermes International	168,658	93,539,092
ICADE	198,220	21,557,220
Iliad SA	144,184	37,432,241
Imerys SA	185,563	19,949,556
Ingenico Group SA	319,235	36,467,911
Ipsen SA	199,950	28,134,467
JCDecaux SA	394,113	17,115,090

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Kering	409,099	$207,829,258
Klepierre SA	1,196,132	54,820,115
L’Oreal SA	1,361,778	310,617,346
Lagardere SCA	651,451	20,386,020
Legrand SA	1,440,637	120,279,063
LVMH Moet Hennessy Louis Vuitton SE	1,505,042	473,601,439
Natixis SA	5,004,642	45,724,079
Orange SA	10,738,910	194,583,036
Pernod Ricard SA	1,148,488	183,562,585
Peugeot SA	3,179,099	71,642,984
Publicis Groupe SA	1,106,692	76,763,902
Remy Cointreau SA	125,663	16,593,742
Renault SA	1,041,670	114,933,822
Rexel SA	1,610,337	29,128,253
Safran SA	1,799,135	203,821,385
Sanofi	6,121,541	542,354,887
Schneider Electric SE	3,040,330	285,879,928
SCOR SE	891,910	40,055,057
SEB SA	119,340	24,738,331
SES SA	1,983,266	31,056,127
Societe BIC SA	156,650	18,012,050
Societe Generale SA	4,140,921	241,704,054
Sodexo SA	495,226	63,759,509
STMicroelectronics NV	3,462,361	82,943,561
Suez	1,984,807	29,695,616
Teleperformance	309,078	47,012,658
Thales SA	575,451	64,776,223
TOTAL SA	12,762,576	741,449,146
Ubisoft Entertainment SAa	337,683	29,000,903
Unibail-Rodamco SE	534,279	137,508,476
Valeo SA	1,314,903	104,015,602
Veolia Environnement SA	2,583,989	65,313,620
Vinci SA	2,719,991	294,793,407
Vivendi SA	5,621,765	165,488,361
Wendel SA	168,085	31,429,733
Zodiac Aerospace[c]	1,148,914	35,824,441

		9,136,200,085
GERMANY — 9.32%
1&1 Drillisch AG	284,287	23,728,094
adidas AG	1,017,079	237,314,083
Allianz SE Registered	2,424,670	614,678,609
Axel Springer SE	257,731	22,715,597
BASF SE	4,956,807	582,420,763
Bayer AG Registered	4,457,790	585,428,235

Security	Shares	Value
Bayerische Motoren Werke AG	1,779,627	$203,894,833
Beiersdorf AG	542,996	64,599,782
Brenntag AG	837,547	54,485,018
Commerzbank AGa	5,745,423	94,892,321
Continental AG	592,042	178,262,591
Covestro AGd	873,398	100,730,367
Daimler AG Registered	5,181,542	475,920,381
Deutsche Bank AG Registered	11,159,893	205,672,720
Deutsche Boerse AG	1,043,409	134,337,143
Deutsche Lufthansa AG Registered	1,266,752	45,353,354
Deutsche Post AG Registered	5,240,261	248,523,146
Deutsche Telekom AG Registered	17,968,634	316,180,125
Deutsche Wohnen SE Bearer	1,922,449	87,174,057
E.ON SE	11,876,370	125,150,846
Evonik Industries AG	887,739	35,167,660
Fraport AG Frankfurt Airport Services Worldwide	227,630	27,007,223
Fresenius Medical Care AG & Co. KGaA	1,155,473	133,867,082
Fresenius SE & Co. KGaA	2,237,535	196,456,671
GEA Group AG	993,644	49,550,433
Hannover Rueck SE	326,088	44,725,292
HeidelbergCement AG	803,185	87,329,580
Henkel AG & Co. KGaA	561,177	70,467,918
HOCHTIEF AGc	108,708	19,704,052
HUGO BOSS AG	347,883	32,061,112
Infineon Technologies AG	6,140,396	179,072,477
Innogy SEd	759,291	29,038,734
K+S AG Registered[c]	1,030,268	29,031,793
KION Group AG	386,100	35,554,355
Lanxess AG	495,505	43,345,090
Linde AGa	1,002,034	245,412,691
MAN SE	191,583	22,864,069
Merck KGaA	694,263	76,126,600
METRO AGa,c	944,174	20,583,591
MTU Aero Engines AGc	278,566	50,075,522
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	835,226	197,223,581
Osram Licht AG	536,645	47,037,471
ProSiebenSat.1 Media SE Registered	1,258,364	48,266,635

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
QIAGEN NVa	1,171,919	$39,330,207
RTL Group SAa	213,264	18,145,515
RWE AGa	2,816,789	56,565,340
SAP SE	5,317,908	601,729,330
Siemens AG Registered	4,129,764	628,471,091
Symrise AG	668,665	56,110,187
Telefonica Deutschland Holding AG	3,940,318	19,978,217
thyssenkrupp AG	2,350,128	74,187,233
Uniper SE	1,077,887	32,266,960
United Internet AG Registered[e]	676,167	49,445,084
Volkswagen AG	177,113	39,383,990
Vonovia SE	2,610,377	129,132,087
Wirecard AG	633,475	79,151,921
Zalando SEa,c,d	615,867	36,197,278

		7,981,526,137
HONG KONG — 3.56%
AIA Group Ltd.	65,297,200	559,347,998
ASM Pacific Technology Ltd.[c]	1,428,600	19,507,186
Bank of East Asia Ltd. (The)[c]	6,457,440	27,946,780
BOC Hong Kong Holdings Ltd.	19,883,500	101,559,918
CK Asset Holdings Ltd.	14,338,684	136,852,215
CK Hutchison Holdings Ltd.	14,460,184	195,231,757
CK Infrastructure Holdings Ltd.	3,529,292	31,428,340
CLP Holdings Ltd.	9,158,500	93,500,083
First Pacific Co. Ltd./Hong Kong	11,588,250	8,267,321
Galaxy Entertainment Group Ltd.	12,883,000	114,146,597
Hang Lung Group Ltd.	5,423,000	20,627,153
Hang Lung Properties Ltd.	11,873,000	31,422,703
Hang Seng Bank Ltd.	4,150,200	98,801,020
Henderson Land Development Co. Ltd.	6,669,095	46,640,904
HK Electric Investments & HK Electric Investments Ltd.[c,d]	14,112,000	13,044,865
HKT Trust & HKT Ltd.	19,827,440	24,716,329
Hong Kong & China Gas Co. Ltd.	44,534,938	88,028,453
Hong Kong Exchanges & Clearing Ltd.	6,432,000	243,745,699
Hongkong Land Holdings Ltd.	6,620,800	47,669,760
Hysan Development Co. Ltd.	3,381,797	18,894,774
Jardine Matheson Holdings Ltd.	1,142,800	72,544,944

Security	Shares	Value
Jardine Strategic Holdings Ltd.[c]	1,345,800	$53,562,840
Kerry Properties Ltd.	3,256,000	15,569,287
Kingston Financial Group Ltd.[c]	22,776,000	17,704,911
Li & Fung Ltd.	31,198,400	15,915,414
Link REIT	11,929,258	105,543,685
Melco Resorts & Entertainment Ltd. ADR	1,349,574	40,190,314
MGM China Holdings Ltd.[c]	4,920,000	15,159,849
Minth Group Ltd.	3,856,000	21,790,742
MTR Corp. Ltd.	7,958,000	45,582,136
New World Development Co. Ltd.	31,980,132	51,763,864
NWS Holdings Ltd.	7,742,000	15,085,193
PCCW Ltd.	22,590,000	13,025,833
Power Assets Holdings Ltd.	7,311,500	65,015,416
Sands China Ltd.	13,370,000	79,658,120
Shangri-La Asia Ltd.	7,134,666	18,152,626
Sino Land Co. Ltd.	15,424,000	28,436,425
SJM Holdings Ltd.[c]	11,964,000	11,961,782
Sun Hung Kai Properties Ltd.	7,712,000	133,998,274
Swire Pacific Ltd. Class A	2,834,000	28,352,863
Swire Properties Ltd.	6,486,655	22,682,497
Techtronic Industries Co. Ltd.	7,114,533	47,391,106
WH Group Ltd.[d]	46,124,000	57,143,057
Wharf Holdings Ltd. (The)	6,510,912	26,679,801
Wharf Real Estate Investment Co. Ltd.[a]	6,495,912	44,889,892
Wheelock & Co. Ltd.	3,946,000	30,901,239
Wynn Macau Ltd.	8,618,800	30,413,655
Yue Yuen Industrial Holdings Ltd.	3,783,000	17,073,548

		3,047,569,168
IRELAND — 0.47%
AIB Group PLC	4,359,223	30,492,279
Bank of Ireland Group PLC[a]	5,033,259	49,283,651
CRH PLC	4,499,199	167,697,983
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	45
Kerry Group PLC Class A	861,385	92,015,816
Paddy Power Betfair PLC	434,294	50,531,449
Ryanair Holdings PLC[a]	173,066	3,594,003
Ryanair Holdings PLC ADR[a]	64,986	7,974,432

		401,589,658

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
ISRAEL — 0.46%
Azrieli Group Ltd.	226,785	$12,389,679
Bank Hapoalim BM	5,658,866	42,481,737
Bank Leumi Le-Israel BM	7,669,120	47,295,268
Bezeq The Israeli Telecommunication Corp. Ltd.	10,965,487	18,152,012
Check Point Software Technologies Ltd.[a,c]	716,159	74,058,002
Elbit Systems Ltd.	124,909	18,915,283
Frutarom Industries Ltd.	205,200	21,464,133
Israel Chemicals Ltd.[c]	2,741,419	11,584,366
Mizrahi Tefahot Bank Ltd.	733,831	14,338,336
Nice Ltd.	326,716	29,911,362
Teva Pharmaceutical Industries Ltd. ADR[c]	4,923,644	100,491,574

		391,081,752
ITALY — 2.42%
Assicurazioni Generali SpA	6,730,524	133,901,314
Atlantia SpA	2,461,475	81,811,113
CNH Industrial NV	5,504,555	81,704,751
Davide Campari-Milano SpA	3,109,706	24,831,812
Enel SpA	43,757,016	278,547,744
Eni SpA	13,743,885	248,021,335
EXOR NV	590,936	45,803,799
Ferrari NV	668,242	79,949,724
Fiat Chrysler Automobiles NVa	5,794,540	140,487,434
Intesa Sanpaolo SpA	72,857,494	286,854,106
Leonardo SpA	1,948,327	23,591,696
Luxottica Group SpA	920,485	59,398,780
Mediobanca Banca di Credito Finanziario SpA	3,091,711	37,713,891
Poste Italiane SpA[d]	2,947,953	24,472,965
Prysmian SpA	1,106,483	39,063,903
Recordati SpA	551,114	25,175,807
Snam SpA	12,262,846	59,868,391
Telecom Italia SpA/Milano[a]	62,002,276	56,013,985
Tenaris SA	2,535,969	44,307,562
Terna Rete Elettrica Nazionale SpA	7,569,560	45,715,586
UniCredit SpA[a]	10,825,725	239,325,247
UnipolSai Assicurazioni SpA[c]	5,370,761	13,923,197

		2,070,484,142

Security	Shares	Value
JAPAN — 23.87%
ABC-Mart Inc.	169,300	$11,012,139
Acom Co. Ltd.[a,c]	2,351,170	10,252,915
Aeon Co. Ltd.	3,488,400	59,362,402
AEON Financial Service Co. Ltd.	578,490	14,420,515
Aeon Mall Co. Ltd.	579,310	12,742,644
Air Water Inc.	756,600	16,157,158
Aisin Seiki Co. Ltd.	997,400	58,205,652
Ajinomoto Co. Inc.	3,037,800	57,608,410
Alfresa Holdings Corp.	964,000	23,482,900
Alps Electric Co. Ltd.	1,101,800	31,694,856
Amada Holdings Co. Ltd.	1,784,500	26,418,872
ANA Holdings Inc.	578,400	23,527,058
Aozora Bank Ltd.	578,400	23,421,080
Asahi Glass Co. Ltd.	1,078,900	47,344,886
Asahi Group Holdings Ltd.	2,071,200	104,190,914
Asahi Kasei Corp.	6,877,800	89,757,007
Asics Corp.	865,800	14,245,585
Astellas Pharma Inc.	11,397,450	150,358,005
Bandai Namco Holdings Inc.	1,101,800	35,934,295
Bank of Kyoto Ltd. (The)	333,300	18,656,617
Benesse Holdings Inc.	385,600	14,483,624
Bridgestone Corp.	3,470,400	168,695,363
Brother Industries Ltd.	1,277,600	32,667,139
Calbee Inc.	389,300	13,695,314
Canon Inc.	5,824,500	232,062,210
Casio Computer Co. Ltd.	1,225,100	18,574,875
Central Japan Railway Co.	771,200	145,896,019
Chiba Bank Ltd. (The)	3,558,000	30,770,482
Chubu Electric Power Co. Inc.	3,494,000	43,837,048
Chugai Pharmaceutical Co. Ltd.	1,196,500	63,247,721
Chugoku Electric Power Co. Inc. (The)	1,544,700	17,080,783
Coca-Cola Bottlers Japan Holdings Inc.	652,900	23,058,307
Concordia Financial Group Ltd.	6,519,800	39,481,360
Credit Saison Co. Ltd.	756,600	13,745,021
CYBERDYNE Inc.[a,c]	660,900	11,431,260
Dai Nippon Printing Co. Ltd.	1,562,900	34,793,157
Dai-ichi Life Holdings Inc.	5,828,552	122,038,895
Daicel Corp.	1,572,900	19,049,735
Daifuku Co. Ltd.	579,300	38,742,064
Daiichi Sankyo Co. Ltd.	3,156,895	106,140,852

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Daikin Industries Ltd.	1,342,100	$161,007,737
Daito Trust Construction Co. Ltd.	380,400	66,440,621
Daiwa House Industry Co. Ltd.	3,058,500	120,625,189
Daiwa House REIT Investment Corp.	7,712	18,948,820
Daiwa Securities Group Inc.	8,737,000	62,608,963
DeNA Co. Ltd.	568,800	12,313,448
Denso Corp.	2,570,500	160,675,384
Dentsu Inc.	1,156,800	51,770,125
Disco Corp.	159,500	37,319,683
Don Quijote Holdings Co. Ltd.	593,400	32,889,652
East Japan Railway Co.	1,764,700	175,330,232
Eisai Co. Ltd.	1,349,600	77,040,517
Electric Power Development Co. Ltd.	771,200	21,866,740
FamilyMart UNY Holdings Co. Ltd.	425,100	28,429,573
FANUC Corp.	1,025,600	276,941,597
Fast Retailing Co. Ltd.	279,500	124,674,591
Fuji Electric Co. Ltd.	2,938,000	24,170,437
FUJIFILM Holdings Corp.	2,256,600	86,621,355
Fujitsu Ltd.	10,670,000	78,581,952
Fukuoka Financial Group Inc.	4,269,000	24,717,219
Hachijuni Bank Ltd. (The)	2,071,200	12,257,755
Hakuhodo DY Holdings Inc.	1,277,620	19,172,201
Hamamatsu Photonics KK	770,000	28,428,382
Hankyu Hanshin Holdings Inc.	1,267,400	51,030,397
Hikari Tsushin Inc.	123,100	17,874,903
Hino Motors Ltd.	1,403,000	18,547,286
Hirose Electric Co. Ltd.	169,570	25,399,382
Hisamitsu Pharmaceutical Co. Inc.	356,000	24,460,629
Hitachi Chemical Co. Ltd.	542,300	13,826,402
Hitachi Construction Machinery Co. Ltd.	578,400	25,885,063
Hitachi High-Technologies Corp.	356,000	16,698,456
Hitachi Ltd.	25,705,000	204,029,243
Hitachi Metals Ltd.	1,223,300	16,619,980
Honda Motor Co. Ltd.	9,367,700	328,347,947
Hoshizaki Corp.	240,500	22,715,909
Hoya Corp.	2,104,900	107,390,299
Hulic Co. Ltd.	1,647,000	20,852,494
Idemitsu Kosan Co. Ltd.	729,500	27,267,280

Security	Shares	Value
IHI Corp.	771,200	$25,787,916
Iida Group Holdings Co. Ltd.	819,680	16,227,644
Inpex Corp.	5,211,343	67,746,743
Isetan Mitsukoshi Holdings Ltd.	1,784,500	21,334,547
Isuzu Motors Ltd.	3,124,600	52,642,017
ITOCHU Corp.	8,196,900	160,626,349
J Front Retailing Co. Ltd.	1,277,600	23,362,096
Japan Airlines Co. Ltd.	650,200	24,499,772
Japan Airport Terminal Co. Ltd.	198,000	7,636,663
Japan Exchange Group Inc.	2,858,400	51,351,953
Japan Post Bank Co. Ltd.	2,121,900	28,634,132
Japan Post Holdings Co. Ltd.	8,485,100	101,210,207
Japan Prime Realty Investment Corp.	3,878	13,713,600
Japan Real Estate Investment Corp.	7,235	37,184,142
Japan Retail Fund Investment Corp.	13,200	26,302,048
Japan Tobacco Inc.	5,918,900	195,859,711
JFE Holdings Inc.	2,919,075	69,222,900
JGC Corp.	1,239,800	26,759,826
JSR Corp.	1,094,200	25,902,733
JTEKT Corp.	1,224,000	21,798,873
JXTG Holdings Inc.	17,102,050	113,402,627
Kajima Corp.	4,580,000	45,273,419
Kakaku.com Inc.	756,600	13,245,958
Kamigumi Co. Ltd.	564,100	12,371,906
Kaneka Corp.	1,176,000	10,902,955
Kansai Electric Power Co. Inc. (The)	3,964,000	49,152,801
Kansai Paint Co. Ltd.	1,196,600	29,543,649
Kao Corp.	2,677,000	185,480,748
Kawasaki Heavy Industries Ltd.	771,200	31,793,321
KDDI Corp.	9,799,800	247,160,912
Keihan Holdings Co. Ltd.	440,600	13,925,794
Keikyu Corp.	1,364,100	26,868,352
Keio Corp.	581,900	27,614,328
Keisei Electric Railway Co. Ltd.	792,500	26,826,875
Keyence Corp.	521,246	317,222,040
Kikkoman Corp.	771,200	31,863,973
Kintetsu Group Holdings Co. Ltd.	964,000	38,063,671
Kirin Holdings Co. Ltd.	4,696,400	117,071,178

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Kobe Steel Ltd.[a]	1,650,200	$17,113,521
Koito Manufacturing Co. Ltd.	578,400	40,642,463
Komatsu Ltd.	4,965,400	192,647,785
Konami Holdings Corp.	518,900	29,663,653
Konica Minolta Inc.	2,575,400	25,623,053
Kose Corp.	169,300	29,158,902
Kubota Corp.	5,683,900	115,443,235
Kuraray Co. Ltd.	1,969,400	36,806,156
Kurita Water Industries Ltd.	538,800	17,621,877
Kyocera Corp.	1,723,500	114,489,474
Kyowa Hakko Kirin Co. Ltd.	1,460,500	28,566,419
Kyushu Electric Power Co. Inc.	2,264,900	24,774,775
Kyushu Financial Group Inc.	1,930,400	11,548,268
Kyushu Railway Co.	771,200	24,763,465
Lawson Inc.	320,100	21,642,050
LINE Corp.[a,c]	206,600	9,785,369
Lion Corp.	1,198,900	22,472,167
LIXIL Group Corp.	1,418,680	39,835,593
M3 Inc.	1,221,100	44,635,509
Mabuchi Motor Co. Ltd.	279,100	16,517,668
Makita Corp.	1,278,600	60,207,998
Marubeni Corp.	9,027,000	67,664,252
Marui Group Co. Ltd.	1,200,600	21,844,090
Maruichi Steel Tube Ltd.	197,400	5,931,675
Mazda Motor Corp.	3,011,500	42,197,694
McDonald’s Holdings Co. Japan Ltd.	356,000	16,013,559
Mebuki Financial Group Inc.	5,826,190	26,420,815
Medipal Holdings Corp.	1,117,600	21,869,760
MEIJI Holdings Co. Ltd.	625,004	52,276,914
MINEBEA MITSUMI Inc.	2,068,300	46,745,418
MISUMI Group Inc.	1,474,800	44,383,839
Mitsubishi Chemical Holdings Corp.	7,567,400	82,117,954
Mitsubishi Corp.	8,275,800	231,241,720
Mitsubishi Electric Corp.	10,338,700	188,721,174
Mitsubishi Estate Co. Ltd.	6,827,900	130,640,549
Mitsubishi Gas Chemical Co. Inc.	964,000	27,200,953
Mitsubishi Heavy Industries Ltd.	1,723,500	64,768,421
Mitsubishi Materials Corp.	624,800	23,153,461
Mitsubishi Motors Corp.	3,580,600	26,537,542
Mitsubishi Tanabe Pharma Corp.	1,187,300	24,267,018

Security	Shares	Value
Mitsubishi UFJ Financial Group Inc.	64,269,780	$483,281,897
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,338,600	15,082,904
Mitsui & Co. Ltd.	9,339,800	163,770,576
Mitsui Chemicals Inc.	964,000	30,247,813
Mitsui Fudosan Co. Ltd.	4,869,300	127,470,338
Mitsui OSK Lines Ltd.	578,400	20,718,648
Mixi Inc.	217,600	9,598,681
Mizuho Financial Group Inc.	130,877,860	246,156,609
MS&AD Insurance Group Holdings Inc.	2,610,788	88,760,334
Murata Manufacturing Co. Ltd.	1,007,100	148,636,169
Nabtesco Corp.	578,400	27,289,268
Nagoya Railroad Co. Ltd.	1,071,900	28,173,525
NEC Corp.	1,407,000	42,407,860
Nexon Co. Ltd.[a]	1,061,800	35,262,013
NGK Insulators Ltd.	1,507,800	30,693,341
NGK Spark Plug Co. Ltd.	944,400	24,839,654
NH Foods Ltd.	896,000	21,522,715
Nidec Corp.	1,254,200	200,501,947
Nikon Corp.	1,831,700	35,524,794
Nintendo Co. Ltd.	601,300	264,251,395
Nippon Building Fund Inc.	7,566	40,548,853
Nippon Electric Glass Co. Ltd.	439,500	18,058,334
Nippon Express Co. Ltd.	458,300	32,917,154
Nippon Paint Holdings Co. Ltd.	836,100	29,911,323
Nippon Prologis REIT Inc.	9,661	22,171,046
Nippon Steel & Sumitomo Metal Corp.	4,077,735	103,797,231
Nippon Telegraph & Telephone Corp.	3,678,700	174,945,094
Nippon Yusen KKa	829,900	20,763,656
Nissan Chemical Industries Ltd.	728,800	29,678,127
Nissan Motor Co. Ltd.	12,261,700	130,699,354
Nisshin Seifun Group Inc.	1,168,397	23,409,686
Nissin Foods Holdings Co. Ltd.	356,000	26,352,251
Nitori Holdings Co. Ltd.	415,900	66,239,948
Nitto Denko Corp.	864,500	78,993,386
NOK Corp.	508,400	11,825,639
Nomura Holdings Inc.	19,356,100	125,458,667
Nomura Real Estate Holdings Inc.	649,100	15,532,492

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Nomura Real Estate Master Fund Inc.	20,552	$28,618,973
Nomura Research Institute Ltd.	652,957	30,029,262
NSK Ltd.	2,262,000	37,218,194
NTT Data Corp.	3,252,255	38,226,771
NTT DOCOMO Inc.	7,564,117	187,413,810
Obayashi Corp.	3,473,400	41,748,897
Obic Co. Ltd.	356,000	27,689,432
Odakyu Electric Railway Co. Ltd.	1,695,600	37,281,297
Oji Holdings Corp.	4,580,000	31,343,136
Olympus Corp.	1,542,400	59,276,881
Omron Corp.	1,040,500	64,915,075
Ono Pharmaceutical Co. Ltd.	2,318,100	57,222,486
Oracle Corp. Japan	192,800	15,508,076
Oriental Land Co. Ltd./Japan	1,156,800	112,972,269
ORIX Corp.	7,187,200	133,992,506
Osaka Gas Co. Ltd.	2,017,200	39,972,549
Otsuka Corp.	245,700	20,595,987
Otsuka Holdings Co. Ltd.	2,104,900	93,448,265
Panasonic Corp.	11,843,268	175,660,766
Park24 Co. Ltd.	578,400	14,450,065
Persol Holdings Co. Ltd.	960,700	23,912,985
Pola Orbis Holdings Inc.	461,000	18,033,714
Rakuten Inc.[a]	5,073,100	45,816,151
Recruit Holdings Co. Ltd.	5,982,800	145,740,142
Renesas Electronics Corp.[a]	2,701,700	31,755,587
Resona Holdings Inc.	12,404,500	74,696,330
Ricoh Co. Ltd.	3,943,300	38,726,743
Rinnai Corp.	169,500	15,947,643
Rohm Co. Ltd.	536,500	58,832,898
Ryohin Keikaku Co. Ltd.	127,800	42,676,103
Sankyo Co. Ltd.	289,200	9,379,030
Santen Pharmaceutical Co. Ltd.	1,965,300	32,066,321
SBI Holdings Inc./Japan	1,198,680	28,980,042
Secom Co. Ltd.	1,101,800	84,203,340
Sega Sammy Holdings Inc.	1,092,938	15,249,366
Seibu Holdings Inc.	1,060,600	21,181,879
Seiko Epson Corp.	1,641,100	39,796,543
Sekisui Chemical Co. Ltd.	2,275,600	43,362,631
Sekisui House Ltd.	3,198,000	58,536,980
Seven & i Holdings Co. Ltd.	4,178,980	171,745,722
Seven Bank Ltd.	3,561,900	13,117,895
Sharp Corp./Japan[a,c]	793,000	29,604,462

Security	Shares	Value
Shimadzu Corp.	1,349,600	$34,013,555
Shimamura Co. Ltd.	119,200	14,010,682
Shimano Inc.	408,000	58,309,743
Shimizu Corp.	2,909,500	29,773,364
Shin-Etsu Chemical Co. Ltd.	2,104,900	239,309,322
Shinsei Bank Ltd.	944,400	16,447,294
Shionogi & Co. Ltd.	1,577,700	87,257,340
Shiseido Co. Ltd.	2,104,900	108,007,374
Shizuoka Bank Ltd. (The)	3,043,000	32,366,112
Showa Shell Sekiyu KK	1,096,000	15,533,068
SMC Corp./Japan	299,500	146,848,427
SoftBank Group Corp.	4,474,400	368,101,434
Sohgo Security Services Co. Ltd.	388,600	21,040,044
Sompo Holdings Inc.	1,883,450	75,334,549
Sony Corp.	6,851,900	326,980,414
Sony Financial Holdings Inc.	908,200	16,590,635
Stanley Electric Co. Ltd.	801,800	32,503,916
Start Today Co. Ltd.	1,072,200	31,481,847
Subaru Corp.	3,277,600	108,637,779
Sumco Corp.	1,302,700	35,469,052
Sumitomo Chemical Co. Ltd.	8,060,000	59,071,962
Sumitomo Corp.	6,475,000	111,460,996
Sumitomo Dainippon Pharma Co. Ltd.	908,200	13,412,289
Sumitomo Electric Industries Ltd.	4,146,200	70,670,195
Sumitomo Heavy Industries Ltd.	578,400	26,361,962
Sumitomo Metal Mining Co. Ltd.	1,268,800	59,374,563
Sumitomo Mitsui Financial Group Inc.	7,253,800	324,163,221
Sumitomo Mitsui Trust Holdings Inc.	1,758,860	72,945,437
Sumitomo Realty & Development Co. Ltd.	1,945,000	74,589,071
Sumitomo Rubber Industries Ltd.	908,200	17,614,030
Sundrug Co. Ltd.	385,600	16,585,516
Suntory Beverage & Food Ltd.	723,500	34,532,866
Suruga Bank Ltd.	908,200	18,321,253
Suzuken Co. Ltd./Aichi Japan	391,524	16,660,977
Suzuki Motor Corp.	1,885,500	107,579,992
Sysmex Corp.	805,800	63,191,315

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
T&D Holdings Inc.	2,854,700	$50,814,732
Taiheiyo Cement Corp.	723,500	30,721,657
Taisei Corp.	1,078,900	54,856,809
Taisho Pharmaceutical Holdings Co. Ltd.	193,200	15,788,045
Taiyo Nippon Sanso Corp.	767,000	11,854,052
Takashimaya Co. Ltd.	1,695,000	17,562,594
Takeda Pharmaceutical Co. Ltd.	3,821,200	224,570,546
TDK Corp.	646,900	59,560,671
Teijin Ltd.	1,097,700	24,245,840
Terumo Corp.	1,735,200	84,888,168
THK Co. Ltd.	650,100	26,919,994
Tobu Railway Co. Ltd.	1,071,900	35,990,229
Toho Co. Ltd./Tokyo	578,400	19,552,893
Toho Gas Co. Ltd.	385,600	11,286,629
Tohoku Electric Power Co. Inc.	2,385,800	30,752,788
Tokio Marine Holdings Inc.	3,630,500	170,956,621
Tokyo Electric Power Co. Holdings Inc.[a]	8,275,800	33,511,095
Tokyo Electron Ltd.	842,200	157,861,866
Tokyo Gas Co. Ltd.	2,180,100	51,788,734
Tokyo Tatemono Co. Ltd.	1,146,100	18,385,059
Tokyu Corp.	2,968,500	49,604,178
Tokyu Fudosan Holdings Corp.	2,698,800	21,263,048
Toppan Printing Co. Ltd.	2,903,000	27,260,089
Toray Industries Inc.	8,227,600	81,782,291
Toshiba Corp.[a]	34,704,000	98,877,230
Tosoh Corp.	1,579,400	36,173,331
TOTO Ltd.	789,100	45,037,726
Toyo Seikan Group Holdings Ltd.	829,900	13,381,192
Toyo Suisan Kaisha Ltd.	398,100	16,138,450
Toyoda Gosei Co. Ltd.	293,800	7,792,140
Toyota Industries Corp.	867,900	56,373,148
Toyota Motor Corp.	14,116,964	967,384,826
Toyota Tsusho Corp.	1,179,300	47,645,211
Trend Micro Inc./Japan[a]	578,400	31,157,455
Tsuruha Holdings Inc.	192,800	26,847,694
Unicharm Corp.	2,295,600	61,304,329
United Urban Investment Corp.	16,771	26,503,573
USS Co. Ltd.	1,187,380	26,433,360
West Japan Railway Co.	869,200	65,105,393
Yahoo Japan Corp.	8,082,222	38,872,856
Yakult Honsha Co. Ltd.	440,900	36,837,598

Security	Shares	Value
Yamada Denki Co. Ltd.	3,497,250	$20,729,428
Yamaguchi Financial Group Inc.	1,342,000	15,712,299
Yamaha Corp.	908,200	37,399,652
Yamaha Motor Co. Ltd.	1,577,700	52,322,605
Yamato Holdings Co. Ltd.	1,971,000	50,775,979
Yamazaki Baking Co. Ltd.	753,700	14,831,639
Yaskawa Electric Corp.	1,349,600	69,486,070
Yokogawa Electric Corp.	1,277,600	27,107,522
Yokohama Rubber Co. Ltd. (The)	694,500	17,636,883

		20,436,245,308
NETHERLANDS — 3.70%
ABN AMRO Group NV CVA[d]	2,287,316	77,760,805
Aegon NV	9,492,931	65,136,633
AerCap Holdings NVa	753,127	40,744,171
Akzo Nobel NV	1,364,754	128,224,777
Altice NV Class Aa,c	2,863,133	30,873,781
ArcelorMittal[a]	3,591,786	130,766,356
ASML Holding NV	2,093,770	425,676,989
Boskalis Westminster	486,372	19,473,566
Heineken Holding NV	620,841	66,126,807
Heineken NV	1,397,808	157,693,932
ING Groep NV	20,990,090	413,929,389
Koninklijke Ahold Delhaize NV	6,884,266	154,112,110
Koninklijke DSM NV	981,555	101,759,133
Koninklijke KPN NV	18,323,775	64,371,719
Koninklijke Philips NV	5,052,585	206,829,382
Koninklijke Vopak NV	393,675	17,846,413
NN Group NV	1,638,589	77,568,372
NXP Semiconductors NVa	1,870,011	224,999,724
Randstad Holding NV	645,601	45,746,179
RELX NV	5,241,340	116,974,229
Unilever NV CVA	8,794,774	511,101,763
Wolters Kluwer NV	1,635,239	86,841,560

		3,164,557,790
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	5,036,792	24,957,146
Fisher & Paykel Healthcare Corp. Ltd.	3,054,331	30,177,808
Fletcher Building Ltd.	3,773,418	21,811,035
Mercury NZ Ltd.	3,680,700	9,398,095
Meridian Energy Ltd.	6,718,914	14,420,735

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Ryman Healthcare Ltd.	2,029,678	$16,448,701
Spark New Zealand Ltd.	9,861,544	26,201,714

		143,415,234
NORWAY — 0.67%
DNB ASA	5,311,914	108,227,056
Gjensidige Forsikring ASA	1,096,648	20,772,067
Marine Harvest ASA	2,325,275	40,424,156
Norsk Hydro ASA	7,326,830	53,641,448
Orkla ASA	4,454,052	46,546,390
Schibsted ASA Class B	479,165	14,512,964
Statoil ASA	6,208,508	145,582,043
Telenor ASA	4,065,080	95,586,017
Yara International ASA	964,948	46,573,640

		571,865,781
PORTUGAL — 0.15%
EDP — Energias de Portugal SA	12,841,061	45,254,826
Galp Energia SGPS SA	2,715,191	51,988,262
Jeronimo Martins SGPS SA	1,497,480	32,002,419

		129,245,507
SINGAPORE — 1.30%
Ascendas REIT	13,529,556	28,522,437
CapitaLand Commercial Trust	13,590,652	19,412,251
CapitaLand Ltd.	14,092,900	41,335,729
CapitaLand Mall Trust	13,905,100	22,304,239
City Developments Ltd.	2,388,900	24,195,550
ComfortDelGro Corp. Ltd.	11,724,800	18,806,966
DBS Group Holdings Ltd.	9,496,400	191,494,775
Genting Singapore PLC	32,895,600	33,920,761
Golden Agri-Resources Ltd.	37,482,594	10,879,457
Hutchison Port Holdings Trust[c]	28,477,300	11,818,080
Jardine Cycle & Carriage Ltd.	578,954	17,657,832
Keppel Corp. Ltd.	7,935,800	52,553,763
Oversea-Chinese Banking Corp. Ltd.	17,013,498	168,029,735
SATS Ltd.	3,700,000	15,628,628
SembCorp Industries Ltd.	5,398,500	14,019,936
Singapore Airlines Ltd.	3,127,700	27,019,773
Singapore Exchange Ltd.	4,324,800	27,087,809
Singapore Press Holdings Ltd.[c]	6,794,750	13,701,604
Singapore Technologies Engineering Ltd.	8,677,200	22,335,903
Singapore Telecommunications Ltd.	44,353,985	119,930,574
StarHub Ltd.[c]	3,118,900	6,884,831

Security	Shares	Value
Suntec REIT	13,131,000	$20,761,664
United Overseas Bank Ltd.	7,191,000	150,663,863
UOL Group Ltd.	2,570,500	17,965,227
Wilmar International Ltd.	8,786,800	21,477,055
Yangzijiang Shipbuilding Holdings Ltd.	12,521,400	15,302,658

		1,113,711,100
SPAIN — 3.32%
Abertis Infraestructuras SA	3,738,117	90,899,972
ACS Actividades de Construccion y Servicios SA	1,336,697	53,719,057
Aena SME SAd	362,955	79,329,954
Amadeus IT Group SA	2,361,790	183,828,713
Banco Bilbao Vizcaya Argentaria SA	35,968,675	339,106,887
Banco de Sabadell SA	28,818,573	68,714,035
Banco Santander SA	87,034,324	648,695,090
Bankia SA	5,533,875	28,126,815
Bankinter SA	3,749,559	43,262,939
CaixaBank SA	19,447,885	105,315,687
Enagas SA	1,074,479	29,380,792
Endesa SA	1,762,760	39,746,859
Ferrovial SA	2,648,755	60,961,730
Gas Natural SDG SA	1,952,673	45,257,467
Grifols SA	1,644,006	53,064,229
Iberdrola SA	30,588,806	249,899,268
Iberdrola SA New[a]	693,255	5,663,638
Industria de Diseno Textil SA	5,897,627	212,107,064
International Consolidated Airlines Group SA	3,595,539	32,787,336
Mapfre SA	5,910,090	21,064,104
Red Electrica Corp. SA	2,334,753	49,648,429
Repsol SA	6,759,012	127,605,739
Siemens Gamesa Renewable Energy SAc	1,295,557	20,287,235
Telefonica SA	24,468,282	251,562,771

		2,840,035,810
SWEDEN — 2.71%
Alfa Laval AB	1,600,889	42,129,194
Assa Abloy AB Class B	5,414,042	120,281,409
Atlas Copco AB Class A	3,638,467	171,164,754
Atlas Copco AB Class B	2,115,227	88,546,265
Boliden AB	1,492,682	54,313,899
Electrolux AB Class B	1,297,557	45,958,413
Essity AB Class Ba	3,283,121	98,646,197

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Getinge AB Class B	1,229,873	$16,895,193
Hennes & Mauritz AB Class B	5,132,287	91,047,536
Hexagon AB Class B	1,421,551	84,936,519
Husqvarna AB Class B	2,198,762	23,016,387
ICA Gruppen ABc	431,073	16,892,771
Industrivarden AB Class C	865,163	23,120,213
Investor AB Class B	2,458,974	120,561,575
Kinnevik AB Class B	1,267,465	46,377,165
L E Lundbergforetagen AB Class B	207,062	16,766,367
Lundin Petroleum ABa	1,014,926	25,358,613
Millicom International Cellular SA SDR	348,510	26,067,811
Nordea Bank AB	16,356,508	202,496,255
Sandvik AB	6,119,243	120,873,455
Securitas AB Class B	1,686,669	31,319,711
Skandinaviska Enskilda Banken AB Class A	8,157,415	103,378,839
Skanska AB Class B	1,843,028	37,578,577
SKF AB Class B	2,080,380	51,582,406
Svenska Handelsbanken AB Class A	8,241,760	120,302,729
Swedbank AB Class A	4,863,652	124,710,613
Swedish Match AB	978,090	39,748,721
Tele2 AB Class B	1,948,008	24,444,034
Telefonaktiebolaget LM Ericsson Class B	16,588,882	106,868,347
Telia Co. AB	13,900,278	69,992,488
Volvo AB Class B	8,419,084	172,411,950

		2,317,788,406
SWITZERLAND — 7.95%
ABB Ltd. Registered	9,974,656	278,444,840
Adecco Group AG Registered	888,697	73,229,550
Baloise Holding AG Registered	271,663	44,507,611
Barry Callebaut AG Registered	12,340	25,301,248
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5,688	35,672,375
Chocoladefabriken Lindt & Spruengli AG Registered	495	37,061,101
Cie. Financiere Richemont SA Class A Registered	2,823,693	271,312,671
Clariant AG Registered	1,243,868	35,646,131
Credit Suisse Group AG Registered	13,061,663	252,353,128

Security	Shares	Value
Dufry AG Registered[a]	189,062	$29,429,078
EMS-Chemie Holding AG Registered	45,333	33,356,037
Geberit AG Registered	202,718	96,168,931
Givaudan SA Registered	49,731	119,833,735
Julius Baer Group Ltd.	1,229,039	84,483,210
Kuehne + Nagel International AG Registered	299,435	55,048,883
LafargeHolcim Ltd. Registered	2,462,136	150,970,043
Lonza Group AG Registered	404,614	112,687,784
Nestle SA Registered	16,779,911	1,451,635,588
Novartis AG Registered	11,987,856	1,085,819,143
Pargesa Holding SA Bearer	194,212	17,737,305
Partners Group Holding AG	95,318	74,185,212
Roche Holding AG	3,786,252	934,547,678
Schindler Holding AG Participation Certificates	221,019	55,492,507
Schindler Holding AG Registered	109,039	26,579,429
SGS SA Registered	29,399	79,158,452
Sika AG Bearer	11,568	100,361,360
Sonova Holding AG Registered	286,455	46,253,115
Straumann Holding AG Registered	56,184	42,972,057
Swatch Group AG (The) Bearer	169,768	77,889,471
Swatch Group AG (The) Registered	277,783	24,040,063
Swiss Life Holding AG Registered	174,247	65,511,324
Swiss Prime Site AG Registered	384,725	37,247,472
Swiss Re AG	1,695,923	167,476,045
Swisscom AG Registered	141,923	77,617,957
UBS Group AG	19,812,109	402,806,433
Vifor Pharma AGc	259,681	38,270,543
Zurich Insurance Group AG	814,982	268,183,083

		6,809,290,593
UNITED KINGDOM — 17.35%
3i Group PLC	5,235,341	69,341,969
Admiral Group PLC	1,147,538	30,156,713
Anglo American PLC	7,173,611	174,298,314
Antofagasta PLC	2,101,656	27,824,430
Ashtead Group PLC	2,681,512	80,268,807

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Associated British Foods PLC	1,920,430	$74,636,811
AstraZeneca PLC	6,828,049	474,470,804
Auto Trader Group PLC[d]	5,260,230	26,936,602
Aviva PLC	21,795,367	159,061,765
Babcock International Group PLC	1,359,835	13,265,551
BAE Systems PLC	17,149,561	144,861,979
Barclays PLC	91,744,904	260,853,459
Barratt Developments PLC	5,410,983	45,029,326
Berkeley Group Holdings PLC	708,633	39,965,849
BHP Billiton PLC	11,272,050	250,700,164
BP PLC	106,255,921	757,168,442
British American Tobacco PLC	12,339,010	845,575,137
British Land Co. PLC (The)	5,241,320	49,833,571
BT Group PLC	45,686,344	165,961,471
Bunzl PLC	1,822,246	53,381,305
Burberry Group PLC	2,406,151	54,028,134
Capita PLC	3,573,227	9,273,388
Carnival PLC	1,022,951	72,297,983
Centrica PLC	29,860,892	56,667,795
Cobham PLC[a]	12,754,223	23,714,319
Coca-Cola European Partners PLC	1,159,316	46,558,131
Coca-Cola HBC AG	985,081	33,143,750
Compass Group PLC	8,522,930	179,679,523
ConvaTec Group PLC[d]	7,229,258	20,786,905
Croda International PLC	711,977	45,399,025
DCC PLC	480,520	50,600,114
Diageo PLC	13,585,942	489,276,292
Direct Line Insurance Group PLC	7,362,487	38,665,071
easyJet PLC	854,458	20,170,366
Experian PLC	5,107,683	117,884,693
Ferguson PLC	1,363,865	105,430,385
Fresnillo PLC	1,200,377	22,942,033
G4S PLC	8,321,319	33,642,169
GKN PLC	9,161,141	55,080,707
GlaxoSmithKline PLC	26,491,015	497,415,227
Glencore PLC	65,744,611	377,427,788
Hammerson PLC	4,228,490	29,644,709
Hargreaves Lansdown PLC	1,466,602	38,739,683
HSBC Holdings PLC	108,301,860	1,156,774,321
IMI PLC	1,460,737	27,606,540
Imperial Brands PLC	5,172,790	213,212,722

Security	Shares	Value
InterContinental Hotels Group PLC	960,236	$64,342,544
Intertek Group PLC	871,019	62,228,914
Investec PLC	3,495,595	27,190,888
ITV PLC	19,459,824	46,213,657
J Sainsbury PLC	8,658,068	31,088,326
John Wood Group PLC	3,581,627	32,994,098
Johnson Matthey PLC	1,038,161	51,080,574
Kingfisher PLC	12,015,704	59,291,667
Land Securities Group PLC	3,970,097	56,558,399
Legal & General Group PLC	31,964,943	123,003,279
Lloyds Banking Group PLC	387,000,781	382,537,568
London Stock Exchange Group PLC	1,704,231	95,170,932
Marks & Spencer Group PLC	8,627,379	36,965,192
Mediclinic International PLC[c]	1,958,811	16,635,172
Meggitt PLC	4,169,768	27,525,296
Merlin Entertainments PLC[d]	3,784,903	17,686,312
Micro Focus International PLC	2,364,828	72,302,444
Mondi PLC	1,953,346	52,138,486
National Grid PLC	18,393,151	210,477,220
Next PLC	790,484	57,239,580
Old Mutual PLC	26,239,052	87,238,383
Pearson PLC	4,424,748	43,655,383
Persimmon PLC	1,658,548	59,010,638
Prudential PLC	13,920,667	377,309,642
Randgold Resources Ltd.	506,117	50,999,631
Reckitt Benckiser Group PLC	3,598,965	348,171,370
RELX PLC	5,740,417	127,182,061
Rio Tinto PLC	6,642,856	370,490,767
Rolls-Royce Holdings PLC	8,933,989	110,783,954
Royal Bank of Scotland Group PLC[a]	19,209,999	78,592,692
Royal Dutch Shell PLC Class A ADR	24,284,465	850,393,127
Royal Dutch Shell PLC Class B	20,213,161	717,453,532
Royal Mail PLC	4,883,950	32,607,820
RSA Insurance Group PLC	5,464,199	48,145,187
Sage Group PLC (The)	5,874,769	62,589,794
Schroders PLC	718,345	38,000,646
Segro PLC	5,289,048	43,728,794
Severn Trent PLC	1,286,979	35,751,959
Shire PLC	4,877,634	230,803,418
Sky PLC	5,613,894	84,542,509

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Smith & Nephew PLC	4,754,596	$85,800,576
Smiths Group PLC	2,137,674	48,592,481
SSE PLC	5,365,297	99,529,727
St. James’s Place PLC	2,799,822	47,319,982
Standard Chartered PLC[a]	17,668,439	205,927,854
Standard Life Aberdeen PLC	14,288,917	86,459,723
Taylor Wimpey PLC	17,522,080	47,492,334
Tesco PLC	43,909,112	130,501,620
Travis Perkins PLC	1,334,793	27,722,376
TUI AG	2,362,853	53,526,327
Unilever PLC	6,793,570	386,431,934
United Utilities Group PLC	3,703,129	38,863,344
Vodafone Group PLC	143,781,950	459,228,765
Weir Group PLC (The)	1,179,797	37,061,071
Whitbread PLC	986,960	54,470,098
Wm Morrison Supermarkets PLC	11,717,889	36,992,809
WPP PLC	6,926,352	125,878,157

		14,851,575,275

TOTAL COMMON STOCKS
(Cost: $69,185,187,247)		84,717,557,256

PREFERRED STOCKS — 0.64%

GERMANY — 0.59%
Bayerische Motoren Werke AG, Preference Shares	291,915	28,619,510
Fuchs Petrolub SE, Preference Shares	385,653	21,138,805
Henkel AG & Co. KGaA, Preference Shares	960,413	134,718,571
Porsche Automobil Holding SE, Preference Shares	823,446	76,320,131
Schaeffler AG, Preference Shares	879,355	17,543,742
Volkswagen AG, Preference Shares	1,000,922	220,726,064

		499,066,823
ITALY — 0.05%
Intesa Sanpaolo SpA, Preference Shares	5,016,749	19,198,824
Telecom Italia SpA/Milano, Preference Shares	31,973,371	24,519,866

		43,718,690

TOTAL PREFERRED STOCKS
(Cost: $422,576,381)		542,785,513

Security	Shares	Value
RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[a]	11,286,155	$56,155

		56,155
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[a]	1,393,523	732,584

		732,584

TOTAL RIGHTS
(Cost: $764,877)		788,739

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	420,603,982	420,688,103
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	15,717,097	15,717,097

		436,405,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $436,361,837)		436,405,200

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $70,044,890,342)		85,697,536,708
Other Assets, Less Liabilities — (0.11)%		(92,779,214)

NET ASSETS — 100.00%		$85,604,757,494

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	399,323,307	21,280,675[b]	—	420,603,982	$420,688,103	$4,410,888	[c]	$(27,687)	$(13,522)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,858,964	858,133[b]	—	15,717,097	15,717,097	226,343		—	—

					$436,405,200	$4,637,231		$(27,687)	$(13,522)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	331	Mar 2018	$40,077	$(297,401)
Euro STOXX 50	3,260	Mar 2018	146,201	1,315,658
FTSE 100 Index	874	Mar 2018	92,805	321,104
TOPIX Index	589	Mar 2018	99,259	3,004,875

				$4,344,236

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$84,711,893,162	$5,663,638	$456	$84,717,557,256
Preferred stocks	542,785,513	—	—	542,785,513
Rights	732,584	56,155	—	788,739
Money Market Funds	436,405,200	—	—	436,405,200

Total	$85,691,816,459	$5,719,793	$456	$85,697,536,708

Derivative financial instruments[a]
Assets
Futures contracts	$4,641,637	$—	$—	$4,641,637
Liabilities
Futures contracts	(297,401)	—	—	(297,401)

Total	$4,344,236	$—	$—	$4,344,236

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.26%

AUSTRALIA — 6.40%
A.C.N. 004 410 833 Ltd.[a,b,c]	18,421,369	$151
Abacus Property Group	1,340,127	3,928,305
Accent Group Ltd.[a]	2,451,996	1,767,098
Aconex Ltd.[b]	673,303	4,192,643
Adelaide Brighton Ltd.	2,273,811	11,949,508
AET&D Holdings No. 1 Pty Ltd.[c]	169,200	1
Ainsworth Game Technology Ltd.[b]	1,438,814	2,458,318
ALS Ltd.	2,094,018	11,818,549
Altium Ltd.	580,745	7,162,034
Ansell Ltd.	698,224	14,219,481
APN Outdoor Group Ltd.	678,393	2,515,926
ARB Corp. Ltd.	334,788	4,977,297
Ardent Leisure Group[a]	2,045,271	3,328,878
Asaleo Care Ltd.	1,577,121	2,075,245
Ausdrill Ltd.	774,544	1,636,958
Austal Ltd.	1,403,719	2,068,724
Australian Agricultural Co. Ltd.[a,b]	2,590,275	2,674,281
Australian Pharmaceutical Industries Ltd.	1,745,689	2,120,358
Automotive Holdings Group Ltd.	1,008,266	2,922,867
Aveo Group	2,047,605	4,327,506
Bapcor Ltd.	1,043,364	4,934,006
Beach Energy Ltd.	8,111,229	8,538,488
Bega Cheese Ltd.	641,167	3,660,254
Bellamy’s Australia Ltd.[a,b]	405,983	4,885,147
Blackmores Ltd.[a]	51,650	6,494,367
Breville Group Ltd.	488,049	4,853,028
BT Investment Management Ltd.	737,342	6,579,631
BWP Trust	2,420,744	5,880,593
carsales.com Ltd.	983,492	11,945,740
Cedar Woods Properties Ltd.	560,652	2,846,505
Charter Hall Group	1,447,148	6,913,786
Charter Hall Retail REIT	1,639,404	5,084,353
Clean TeQ Holdings Ltd.[a,b]	1,402,922	1,579,062
Cleanaway Waste Management Ltd.	9,392,891	10,990,517
Corporate Travel Management Ltd.[a]	308,259	5,052,162

Security	Shares	Value
Costa Group Holdings Ltd.	1,101,626	$5,441,454
Credit Corp. Group Ltd.	299,501	5,129,318
Cromwell Property Group	5,926,658	4,751,120
CSR Ltd.	2,212,252	9,028,511
Domain Holdings Australia Ltd.[b]	998,639	2,555,328
Donaco International Ltd.[a]	4,458,397	1,137,209
Downer EDI Ltd.	2,341,840	12,743,170
DuluxGroup Ltd.	1,609,040	9,511,317
Eclipx Group Ltd.	906,538	2,884,892
Estia Health Ltd.	911,892	2,517,960
Evolution Mining Ltd.	5,357,257	12,363,411
Fairfax Media Ltd.	9,986,623	5,741,534
FlexiGroup Ltd./Australia	1,330,879	1,950,600
G8 Education Ltd.	1,606,442	4,370,743
Galaxy Resources Ltd.[a,b]	1,522,855	4,093,998
Gateway Lifestyle	1,927,663	3,231,115
GDI Property Group	5,416,485	5,416,709
Genworth Mortgage Insurance Australia Ltd.	959,463	2,260,852
GrainCorp Ltd. Class A	897,960	5,380,711
Greencross Ltd.[a]	380,203	1,958,049
GUD Holdings Ltd.	431,320	4,281,945
GWA Group Ltd.	1,257,894	2,872,395
Iluka Resources Ltd.	1,858,426	15,229,188
Independence Group NLa	1,972,934	8,035,844
Infigen Energy[b]	3,693,071	1,883,993
Investa Office Fund	2,962,551	10,627,241
Invocare Ltd.	547,216	6,748,537
IOOF Holdings Ltd.	1,209,518	10,793,068
IPH Ltd.	501,413	2,249,346
Iress Ltd.	547,216	5,326,160
Jacana Minerals Ltd.[a,c]	52,407	—
Japara Healthcare Ltd.[a]	1,255,633	2,013,163
JB Hi-Fi Ltd.	522,524	12,367,617
Karoon Gas Australia Ltd.[a,b]	1,655,145	1,728,927
Link Administration Holdings Ltd.	1,905,258	13,792,478
Lynas Corp. Ltd.[b]	1,975,649	3,455,529
Macquarie Atlas Roads Group	2,189,163	10,175,153
Magellan Financial Group Ltd.	488,854	10,905,655
Mantra Group Ltd.	1,419,164	4,481,756
Mayne Pharma Group Ltd.[a,b]	5,616,470	3,024,378
McMillan Shakespeare Ltd.	348,280	4,949,446
Mesoblast Ltd.[a,b]	777,376	843,503
Metcash Ltd.	4,096,702	10,615,375

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Mineral Resources Ltd.	573,431	$8,738,799
Monadelphous Group Ltd.	416,928	5,928,387
MYOB Group Ltd.	878,697	2,426,300
Nanosonics Ltd.[a,b]	1,046,405	2,397,934
Navitas Ltd.	1,087,197	4,120,075
NEXTDC Ltd.[a,b]	1,214,347	5,604,910
Nine Entertainment Co. Holdings Ltd.	2,825,097	3,843,206
Northern Star Resources Ltd.	2,437,004	11,425,778
Nufarm Ltd./Australia	1,008,682	6,509,739
OFX Group Ltd.[a]	1,355,979	1,537,206
Orocobre Ltd.[a,b]	788,917	4,586,768
Orora Ltd.	4,802,595	12,677,819
OZ Minerals Ltd.	1,356,550	10,270,661
Pact Group Holdings Ltd.	891,821	3,827,406
Perpetual Ltd.	178,002	7,549,903
Pilbara Minerals Ltd.[a,b]	6,457,224	4,941,157
Platinum Asset Management Ltd.	73,158	492,282
Premier Investments Ltd.	409,762	4,884,167
Primary Health Care Ltd.	2,171,596	6,400,758
Qube Holdings Ltd.	4,942,381	10,285,379
Quintis Ltd.[a,b,c]	1,477,559	12
Regis Healthcare Ltd.	608,432	1,955,931
Regis Resources Ltd.	2,132,221	7,113,452
Reliance Worldwide Corp. Ltd.	218,051	750,409
Resolute Mining Ltd.	3,328,028	3,152,999
Retail Food Group Ltd.[a]	662,175	1,048,264
Sandfire Resources NL	812,405	4,729,905
Saracen Mineral Holdings Ltd.[b]	3,497,546	4,219,886
Select Harvests Ltd.	390,063	1,595,060
Seven West Media Ltd.	4,671,581	2,137,289
SG Fleet Group Ltd.	612,963	2,084,657
Shopping Centres Australasia Property Group	2,602,997	4,742,498
Sigma Healthcare Ltd.	6,548,715	4,746,026
Sims Metal Management Ltd.	706,929	9,433,742
Sirtex Medical Ltd.	271,300	6,030,358
Southern Cross Media Group Ltd.	3,415,157	3,249,373
Spark Infrastructure Group	6,636,416	12,413,566
St. Barbara Ltd.	2,230,330	6,826,717
Star Entertainment Grp Ltd. (The)	3,302,025	16,203,318
Steadfast Group Ltd.	3,386,047	7,594,929
Super Retail Group Ltd.	647,862	4,595,551

Security	Shares	Value
Syrah Resources Ltd.[a,b]	1,132,101	$3,621,039
Tassal Group Ltd.	1,390,083	4,423,686
Technology One Ltd.	983,492	3,918,203
Tox Free Solutions Ltd.	1,390,833	3,851,697
Village Roadshow Ltd.[b]	675,974	1,921,269
Virtus Health Ltd.	554,361	2,352,204
Vocus Group Ltd.	2,029,837	4,914,545
Washington H Soul Pattinson & Co. Ltd.	50,809	708,887
Webjet Ltd.	395,756	3,278,341
Western Areas Ltd.[a]	1,122,243	2,998,830
Westgold Resources Ltd.[b]	1,200,111	1,525,710
Whitehaven Coal Ltd.	2,138,723	8,555,245
WiseTech Global Ltd.	154,983	1,943,956
WorleyParsons Ltd.[b]	1,033,433	12,159,030

		704,495,683
AUSTRIA — 0.95%
AT&S Austria Technologie & Systemtechnik AG	112,060	3,587,689
BUWOG AG	368,966	13,283,583
CA Immobilien Anlagen AG	303,526	9,354,631
EVN AG	165,690	3,405,738
FACC AGb	151,186	3,860,970
IMMOFINANZ AG	2,943,376	7,560,760
Kapsch TrafficCom AG	30,418	1,837,822
Lenzing AG	51,137	6,523,283
Oesterreichische Post AG	122,298	5,841,206
S IMMO AG	772,341	14,489,891
Schoeller-Bleckmann Oilfield Equipment AGb	58,305	6,362,693
Telekom Austria AG	526,340	5,107,812
UNIQA Insurance Group AG	509,923	6,298,373
Wienerberger AG	566,359	15,493,702
Zumtobel Group AG	170,857	2,012,451

		105,020,604
BELGIUM — 2.04%
Ablynx NVa,b	244,666	13,362,115
Ackermans & van Haaren NV	118,899	22,232,584
Aedifica SA	113,140	10,923,176
AGFA-Gevaert NVb	1,030,584	5,194,459
Barco NV	83,796	10,376,257
Befimmo SA	105,315	7,137,074
Bekaert SA	159,668	7,291,911
bpost SA	328,964	10,974,633
Cie. d’Entreprises CFE	26,245	3,805,665

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Cofinimmo SA	88,618	$11,966,917
D’ieteren SA/NV	102,134	4,781,434
Econocom Group SA/NV	590,086	4,939,871
Elia System Operator SA/NV	152,568	9,408,052
Euronav NV	513,499	4,385,086
EVS Broadcast Equipment SA	72,571	2,730,242
Exmar NVa,b	251,004	1,822,973
Fagron[b]	152,444	2,159,245
Galapagos NVa,b	170,567	20,436,703
Gimv NV	86,916	5,576,196
Intervest Offices & Warehouses NV	139,142	4,004,066
Ion Beam Applications[a]	91,746	2,820,742
KBC Ancora	141,298	9,584,400
Kinepolis Group NV	67,161	4,978,118
Melexis NV	71,766	7,581,334
Nyrstar NVa,b	317,768	2,588,922
Ontex Group NV	288,387	8,557,531
Orange Belgium SA	147,738	3,132,440
Sofina SA	41,891	7,326,877
Tessenderlo Group SAb	173,154	8,326,277
Warehouses De Pauw CVA	54,738	6,798,532

		225,203,832
DENMARK — 1.81%
ALK-Abello A/Sa	40,726	5,194,538
Alm Brand A/S	408,957	5,058,740
Amagerbanken A/Sb,c	130,550	—
Ambu A/S Series B	599,044	12,904,985
Bang & Olufsen A/Sb	252,364	6,801,012
Bavarian Nordic A/Sb	133,491	5,166,067
D/S Norden A/Sa,b	115,006	2,298,503
Dfds A/S	131,824	7,934,771
FLSmidth & Co. A/S	151,763	8,977,444
GN Store Nord A/S	653,939	22,132,916
IC Group A/S	61,379	1,456,855
Jyske Bank A/S Registered	270,703	15,709,673
Matas A/S	180,513	2,272,200
Nets A/Sb,d	402,292	11,110,806
Nilfisk Holding A/Sb	115,593	6,733,347
NKT A/Sb	115,593	5,057,750
Per Aarsleff Holding A/S	94,245	3,249,719
Rockwool International A/S Class B	28,660	8,030,672
Royal Unibrew A/S	203,842	12,426,644
Schouw & Co. A/S	67,741	6,882,727

Security	Shares	Value
SimCorp A/S	210,830	$13,438,463
Solar A/S Class B	32,703	2,162,245
Spar Nord Bank A/S	331,801	3,959,930
Sydbank A/S	314,621	12,902,505
Topdanmark A/Sb	306,487	14,703,086
TORM PLC[a]	156,710	1,278,767
Zealand Pharma A/Sb	123,604	2,102,067

		199,946,432
FINLAND — 1.49%
Amer Sports OYJ	590,048	16,707,745
Cargotec OYJ Class B	130,229	7,615,209
Caverion OYJ[a,b]	430,515	3,641,574
Citycon OYJ	1,252,365	3,491,580
Cramo OYJ	149,675	3,662,029
DNA OYJ	332,534	6,259,384
F-Secure OYJ	512,153	2,494,638
Huhtamaki OYJ	471,411	20,184,142
Kemira OYJ	324,530	4,608,831
Kesko OYJ Class B	253,241	14,811,555
Konecranes OYJ	238,346	12,138,075
Metsa Board OYJ	693,569	6,328,902
Oriola Corp. Class B	670,533	2,393,183
Outokumpu OYJ	1,204,144	10,350,434
Outotec OYJ[a,b]	722,463	6,242,460
Ramirent OYJ	300,511	3,026,714
Sanoma OYJ	316,261	4,113,175
Stockmann OYJ Abp Class Ba,b	168,964	873,521
Technopolis OYJ	740,715	3,741,735
Tieto OYJ	284,387	9,919,706
Uponor OYJ	317,212	6,733,645
Valmet OYJ	479,294	10,789,248
YIT OYJ[a]	493,215	4,067,479

		164,194,964
FRANCE — 3.85%
AB Science SAa,b	126,729	1,394,805
Air France-KLM[b]	675,317	10,524,368
Albioma SA	184,984	4,839,322
ALD SAb,d	75,082	1,329,110
Alten SA	115,763	11,767,683
Altran Technologies SA	766,141	14,306,763
APERAM SA	187,789	11,205,641
Assystem	44,631	1,673,533
Axway Software SA	47,154	1,292,327
Beneteau SA	139,714	3,724,644

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Boiron SA	27,924	$2,452,437
Bonduelle SCA	66,576	3,520,679
Cellectis SAa,b	106,809	3,454,169
Cie. Plastic Omnium SA	237,170	12,234,776
Coface SAb	393,161	4,427,616
DBV Technologies SAa,b	78,936	3,713,113
Derichebourg SA	663,358	6,677,138
Elior Group SAd	374,044	8,648,319
Elis SA	407,173	11,412,809
Elis SA New	298,006	8,245,265
Eramet[b]	24,570	3,477,079
Esso SA Francaise[b]	29,258	1,884,370
Euler Hermes Group	55,038	8,364,761
Euronext NVd	230,377	15,669,777
Europcar Groupe SAd	374,322	5,227,355
FFP	32,602	4,240,097
Fnac Darty SAb	67,261	7,859,541
Gaztransport Et Technigaz SA	102,134	7,093,266
Genfit[a,b]	121,174	4,178,367
Guerbet[a]	29,459	2,950,564
Haulotte Group SA	221,195	5,296,143
ID Logistics Group[b]	12,572	2,126,842
Innate Pharma SAa,b	183,637	1,332,561
Interparfums SA	49,507	2,318,919
IPSOS	153,273	5,873,312
Jacquet Metal Service	201,998	7,524,009
Korian SA	168,442	5,443,164
LISI	67,191	3,247,685
Maisons du Monde SAd	172,702	7,443,968
Manitou BF SA	58,622	2,512,176
Marie Brizard Wine & Spirits SAa,b	120,545	1,847,079
Mercialys SA	238,403	5,440,869
Mersen SA	67,243	3,292,082
Metropole Television SA	207,610	5,669,175
Naturex[a,b]	35,065	3,844,037
Neopost SA	110,875	3,314,942
Nexans SA	118,130	7,199,092
Nexity SA	151,765	9,169,474
Oeneo SA	172,812	2,273,363
Orpea	213,276	26,728,280
Parrot SAa,b	100,185	1,014,669
Pierre & Vacances SAa,b	41,477	2,185,641
Rallye SA	115,802	2,135,054
Rubis SCA	316,598	23,427,484
Sartorius Stedim Biotech	106,976	9,301,925

Security	Shares	Value
SOITEC[b]	70,503	$5,796,723
Solocal Group[a,b]	1,728,252	2,148,665
Sopra Steria Group	60,673	12,357,889
SPIE SA	342,508	8,542,123
Ste Industrielle d’Aviation Latecoere SAb	304,357	2,096,715
Synergie SA	39,949	2,388,791
Tarkett SA	88,926	3,489,558
Technicolor SA Registered	1,508,394	5,656,038
Television Francaise 1	489,659	7,368,714
Trigano SA	43,772	8,517,428
Vallourec SAa,b	1,833,660	12,604,672
Vicat SA	63,923	5,283,590
Virbac SAb	17,514	2,696,714
Worldline SA/France[b,d]	140,514	7,975,067

		424,674,326
GERMANY — 5.72%
Aareal Bank AG	218,880	11,094,936
ADLER Real Estate AGb	106,273	1,713,122
ADO Properties SAa,d	171,361	9,264,730
ADVA Optical Networking SEa,b	197,950	1,675,622
AIXTRON SEa,b	474,896	7,182,047
alstria office REIT AG	439,804	6,958,152
Amadeus Fire AG	29,531	3,053,425
AURELIUS Equity Opportunities SE & Co KGaA[a]	102,134	7,519,498
Aurubis AG	163,621	17,231,867
BayWa AG	44,797	1,743,934
Bechtle AG	114,910	10,507,150
Bertrandt AGa	27,394	3,525,225
Bilfinger SE	114,748	5,394,834
Borussia Dortmund GmbH & Co. KGaA	571,089	4,065,847
CANCOM SE	73,376	6,951,592
Carl Zeiss Meditec AG Bearer	140,505	9,233,052
CECONOMY AG	728,983	10,520,696
CENTROTEC Sustainable AG	99,339	1,893,400
CompuGroup Medical SE	99,719	6,329,263
CTS Eventim AG & Co. KGaA	182,832	9,174,295
Deutsche Euroshop AG	138,078	5,438,979
Deutsche Pfandbriefbank AGd	440,880	8,166,997
Deutz AG	542,625	5,049,536
Dialog Semiconductor PLC[b]	314,750	9,602,528

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Diebold Nixdorf AG	86,235	$7,670,308
DMG Mori AG	162,279	9,653,099
Draegerwerk AG & Co. KGaA	19,899	1,522,056
Duerr AG	98,914	13,665,337
ElringKlinger AGa	125,489	2,924,896
Evotec AGa,b	522,900	9,565,852
Ferratum OYJ[a]	76,009	2,840,647
Freenet AGa	457,214	17,577,070
Gerresheimer AG	142,908	12,515,347
GFT Technologies SEa	68,008	1,086,970
Grammer AG	47,797	3,021,814
Grand City Properties SA	461,005	11,238,996
GRENKE AGa	114,711	13,711,378
Hamborner REIT AG	221,717	2,762,040
Hapag-Lloyd AGa,b,d	172,323	7,174,320
Heidelberger Druckmaschinen AGa,b	1,285,489	4,660,070
Indus Holding AG	72,643	5,782,634
Jenoptik AG	195,808	8,147,192
Kloeckner & Co. SE	418,387	5,561,266
Koenig & Bauer AGa	55,786	4,583,224
Krones AGa	56,648	7,931,986
KWS Saat SE	10,251	4,341,864
LEG Immobilien AG	265,872	30,080,507
Leoni AG	134,053	10,330,409
Manz AGa,b	24,629	1,060,049
MLP SEa	489,763	3,459,394
MorphoSys AGa,b	103,744	10,261,587
Nemetschek SE	69,351	6,846,728
Nordex SEa,b	281,167	3,721,554
NORMA Group SE	123,765	9,775,031
PATRIZIA Immobilien AGa,b	268,853	6,752,063
Pfeiffer Vacuum Technology AG	45,382	9,022,930
Rational AG	13,459	9,489,870
Rheinmetall AG	166,027	23,557,733
RHOEN-KLINIKUM AG	297,062	11,731,064
RIB Software SEa	171,662	5,829,497
Rocket Internet SEb,d	184,171	5,359,511
SAF-Holland SA	218,880	5,153,460
Salzgitter AGa	167,637	10,149,326
Scout24 AGd	236,355	10,976,699
SGL Carbon SEa,b	235,828	3,681,099
Siltronic AGb	93,860	15,609,639
Sixt SEa	58,334	6,038,844
SLM Solutions Group AGa,b	62,283	3,452,714

Security	Shares	Value
SMA Solar Technology AGa	61,566	$3,359,279
Software AG	273,117	14,844,480
STADA Arzneimittel AG	96,618	10,522,039
STRATEC Biomedical AGa	34,379	3,134,984
Stroeer SE & Co. KGaA[a]	117,325	9,061,776
Suedzucker AG	317,871	6,074,455
TAG Immobilien AG	451,345	8,934,363
Takkt AG	176,831	4,934,435
TLG Immobilien AG	268,287	7,573,395
Vossloh AGb	59,144	3,263,965
VTG AGa	57,492	2,986,583
Wacker Chemie AGa	70,961	14,289,811
Wacker Neuson SE	118,130	4,850,410
XING SE	19,899	6,978,156
zooplus AGa,b	25,440	5,260,854

		629,637,786
HONG KONG — 2.12%
Bright Smart Securities & Commodities Group Ltd.[a]	4,504,000	1,727,557
Brightoil Petroleum Holdings Ltd.[a,b,c]	12,938,512	2,233,216
Cafe de Coral Holdings Ltd.	3,072,000	8,130,257
Champion REIT	16,307,000	12,113,313
China LNG Group Ltd.[a,b]	10,589,999	2,030,953
Chow Sang Sang Holdings International Ltd.	1,441,000	3,478,393
Citic Telecom International Holdings Ltd.	7,824,000	2,360,769
CK Life Sciences International Holdings Inc.[a]	20,842,000	1,652,128
CMBC Capital Holdings Ltd.[a]	37,690,000	2,746,716
CSI Properties Ltd.	59,960,000	3,756,388
Dah Sing Banking Group Ltd.	2,522,800	5,967,154
Dah Sing Financial Holdings Ltd.	614,400	4,147,609
Emperor Capital Group Ltd.	17,670,000	1,468,462
Esprit Holdings Ltd.[a,b]	8,390,400	3,389,866
Freeman FinTech Corp. Ltd.[b]	43,080,000	5,507,930
G-Resources Group Ltd.[a,b]	118,535,400	1,454,896
Giordano International Ltd.	7,748,000	3,962,437
Global Brands Group Holding Ltd.[a,b]	20,712,000	1,800,710
Great Eagle Holdings Ltd.	1,536,000	8,061,523
Guotai Junan International Holdings Ltd.[a]	11,849,000	4,317,569

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Haitong International Securities Group Ltd.[a]	7,929,000	$5,626,316
HKBN Ltd.	4,717,000	5,934,357
Hopewell Holdings Ltd.	2,342,500	9,479,077
Hutchison Telecommunications Hong Kong Holdings Ltd.[a]	10,992,000	4,469,064
Johnson Electric Holdings Ltd.	2,098,750	8,573,227
Kerry Logistics Network Ltd.	2,748,000	3,963,132
Lai Sun Development Co. Ltd.	2,499,353	4,480,107
Landing International Development Ltd.[b]	326,850,000	14,626,124
Luk Fook Holdings International Ltd.	1,536,000	5,498,725
Man Wah Holdings Ltd.[a]	6,392,800	6,800,286
Mason Group Holdings Ltd.[b]	116,724,800	1,895,307
Melco International Development Ltd.	3,874,000	11,664,423
NewOcean Energy Holdings Ltd.[a,b]	6,126,000	1,542,965
Pacific Basin Shipping Ltd.[a,b]	9,954,000	2,303,504
Pacific Textiles Holdings Ltd.[a]	3,316,000	3,476,491
Prosperity REIT	9,993,000	4,369,530
Sa Sa International Holdings Ltd.	4,504,000	1,957,898
Shun Tak Holdings Ltd.	9,370,000	4,037,218
SITC International Holdings Co. Ltd.[a]	5,996,000	6,899,488
SmarTone Telecommunications Holdings Ltd.[a]	1,937,000	2,256,112
Television Broadcasts Ltd.	1,341,800	4,786,353
Texwinca Holdings Ltd.[a]	2,882,000	1,577,068
Town Health International Medical Group Ltd.[a,c]	18,164,000	1,532,739
United Laboratories International Holdings Ltd. (The)[a,b]	2,882,000	2,524,046
Value Partners Group Ltd.[a]	4,640,000	5,920,539
Vision Fame International Holding Ltd.[a,b]	3,890,133	191,486
VSTECS Holdings Ltd.	6,704,000	3,557,090
VTech Holdings Ltd.	792,900	10,968,782
Xinyi Automobile Glass Hong Kong Enterprises Ltd.[b]	1	—

Security	Shares	Value
Xinyi Glass Holdings Ltd.	7,748,000	$11,788,249

		233,007,549
IRELAND — 0.96%
C&C Group PLC	1,668,207	6,265,681
Cairn Homes PLC[b]	346,680	843,023
Dalata Hotel Group PLC[b]	17,010	123,963
Glanbia PLC	791,188	13,572,026
Green REIT PLC	2,465,836	4,890,331
Hibernia REIT PLC	3,360,380	6,413,251
Irish Continental Group PLC	697,321	4,994,956
Kingspan Group PLC	616,693	28,578,735
Origin Enterprises PLC	547,360	4,125,337
Permanent TSB Group Holdings PLC[b]	691,056	1,855,204
Smurfit Kappa Group PLC	956,437	33,671,276

		105,333,783
ISRAEL — 1.55%
Africa Israel Properties Ltd.[b]	109,841	2,753,997
Airport City Ltd.[b]	499,435	6,467,563
Alony Hetz Properties & Investments Ltd.	501,327	5,289,506
Amot Investments Ltd.	528,429	3,170,481
B Communications Ltd.[b]	55,038	1,061,185
Bayside Land Corp.	4,610	2,321,155
Caesarstone Ltd.[b]	94,984	2,013,661
Cellcom Israel Ltd.[b]	245,119	2,295,857
Clal Insurance Enterprises Holdings Ltd.[b]	163,223	3,193,046
CyberArk Software Ltd.[a,b]	111,255	4,815,116
Delek Automotive Systems Ltd.	201,587	1,571,860
Delek Group Ltd.	10,290	1,819,557
Electra Ltd./Israel	13,394	3,591,922
First International Bank of Israel Ltd.	172,467	3,904,417
Gazit-Globe Ltd.	310,113	3,254,727
Harel Insurance Investments & Financial Services Ltd.	583,160	4,839,573
IDI Insurance Co. Ltd.	37,474	2,715,412
Israel Discount Bank Ltd. Class Ab	4,252,110	12,768,425
Ituran Location and Control Ltd.	164,681	5,747,367
Jerusalem Oil Exploration[b]	101,318	6,280,922
Kenon Holdings Ltd./Singapore[b]	114,106	3,409,695

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Kornit Digital Ltd.[a,b]	116,544	$1,742,333
Matrix IT Ltd.	372,524	4,438,477
Mazor Robotics Ltd.[b]	167,495	5,422,553
Melisron Ltd.	111,996	5,034,757
Menora Mivtachim Holdings Ltd.	200,638	2,918,285
Naphtha Israel Petroleum Corp. Ltd.	497,592	3,354,631
Norstar Holdings Inc.	100,670	1,981,163
Oil Refineries Ltd.	3,997,205	1,900,082
Orbotech Ltd.[b]	161,533	8,603,248
Partner Communications Co. Ltd.[b]	422,542	2,403,834
Paz Oil Co. Ltd.	24,721	4,277,115
Phoenix Holdings Ltd. (The)[b]	535,412	3,375,666
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	76,880	4,524,740
Sapiens International Corp. NV	148,651	1,867,019
Shikun & Binui Ltd.	750,979	1,842,157
Shufersal Ltd.	657,237	4,750,855
SodaStream International Ltd.[a,b]	71,829	5,647,914
Strauss Group Ltd.	159,785	3,614,971
Tower Semiconductor Ltd.[b]	337,035	11,800,834
Wix.com Ltd.[a,b]	130,019	7,937,660

		170,723,738
ITALY — 3.98%
A2A SpA	5,928,367	11,417,621
ACEA SpA	184,460	3,575,550
Amplifon SpA	296,441	5,284,561
Anima Holding SpA[d]	1,110,562	9,345,428
Autogrill SpA	710,954	9,928,375
Azimut Holding SpA	429,265	9,807,445
Banca Carige SpA[a,b]	219,021,688	2,346,479
Banca Generali SpA	277,142	10,412,733
Banca IFIS SpA	97,390	4,644,269
Banca Mediolanum SpA	1,100,016	10,825,729
Banca Popolare di Sondrio SCPA	2,022,172	8,187,145
Banco BPM SpA[b]	5,800,747	22,137,718
Beni Stabili SpA SIIQ	6,621,366	6,149,309
Biesse SpA	76,884	4,336,840
BPER Banca[a]	1,913,836	11,198,409
Brembo SpA	570,865	9,245,019
Buzzi Unicem SpA	430,515	12,683,832

Security	Shares	Value
Cairo Communication SpA	337,752	$1,565,208
Cerved Information Solutions SpA	752,537	10,640,322
CIR-Compagnie Industriali Riunite SpA	4,147,439	6,034,675
Credito Emiliano SpA	193,661	1,879,363
Danieli & C Officine Meccaniche SpA RSP	283,583	5,638,247
Datalogic SpA	80,717	3,232,787
De’ Longhi SpA	237,974	8,033,963
DiaSorin SpA	114,105	11,080,308
Ei Towers SpA	56,648	3,472,008
Enav SpA[d]	997,379	5,235,833
ERG SpA	235,822	4,897,235
Fincantieri SpA[b]	1,878,744	3,367,902
FinecoBank Banca Fineco SpA	1,332,472	16,615,875
GEDI Gruppo Editoriale SpA[b]	1,561,238	1,240,855
Geox SpA[a]	400,547	1,372,199
Hera SpA	3,498,777	12,814,293
Industria Macchine Automatiche SpA	59,427	5,215,499
Infrastrutture Wireless Italiane SpA[d]	787,837	5,716,936
Interpump Group SpA	331,379	11,988,163
Iren SpA	2,451,031	7,969,303
Italgas SpA	1,841,793	11,412,417
Italmobiliare SpA	55,808	1,710,262
Juventus Football Club SpA[a,b]	6,307,622	6,423,688
La Doria SpA	100,205	1,919,892
Maire Tecnimont SpA[a]	665,395	3,481,448
MARR SpA	337,790	9,375,469
Mediaset SpA[a,b]	2,406,558	9,599,502
Moncler SpA	623,365	20,609,829
OVS SpA[d]	479,619	3,566,989
Piaggio & C SpA	689,052	2,087,597
RAI Way SpA[d]	390,617	2,403,860
Reply SpA	176,024	11,468,447
Saipem SpA[b]	1,271,830	5,974,708
Salini Impregilo SpA	873,186	3,526,556
Salvatore Ferragamo SpA[a]	216,465	6,110,527
Saras SpA	1,644,312	3,603,140
Societa Cattolica di Assicurazioni SC	649,472	8,115,073
Societa Iniziative Autostradali e Servizi SpA	30,464	575,330
Tod’s SpA[a]	58,259	4,409,003

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Unione di Banche Italiane SpA[a]	3,899,534	$20,266,934
Unipol Gruppo SpA	2,045,447	11,316,185
Yoox Net-A-Porter Group SpA[a,b]	234,754	11,069,039

		438,563,331
JAPAN — 30.21%
77 Bank Ltd. (The)	313,200	8,189,023
Achilles Corp.	144,100	3,060,087
Activia Properties Inc.	2,356	10,479,025
Adastria Co. Ltd.	191,880	4,094,073
ADEKA Corp.	387,400	6,849,727
Advance Residence Investment Corp.	5,496	14,098,117
Advantest Corp.	630,700	13,416,567
Aeon Delight Co. Ltd.	82,900	3,026,490
AEON REIT Investment Corp.	5,803	6,352,971
Ai Holdings Corp.	225,200	6,016,062
Aica Kogyo Co. Ltd.	225,200	8,685,740
Aida Engineering Ltd.	306,300	4,315,784
Aiful Corp.[a,b]	1,345,900	4,870,418
Ain Holdings Inc.	102,800	6,272,255
Akebono Brake Industry Co. Ltd.[b]	680,100	2,000,019
Alpine Electronics Inc.	225,200	5,085,594
Amano Corp.	248,700	6,753,212
Anicom Holdings Inc.[a]	154,500	4,784,114
Anritsu Corp.	630,700	8,100,787
Aoyama Trading Co. Ltd.	235,600	9,259,530
Arcs Co. Ltd.	226,100	5,250,914
Ardepro Co. Ltd.[a]	1,171,600	901,602
Ariake Japan Co. Ltd.	88,300	7,652,586
Asahi Diamond Industrial Co. Ltd.	306,300	3,774,206
Asahi Holdings Inc.	100,100	1,983,567
Asahi Intecc Co. Ltd.	635,400	24,652,274
ASKA Pharmaceutical Co. Ltd.	144,100	2,798,699
ASKUL Corp.[a]	82,900	2,772,067
Autobacs Seven Co. Ltd.	306,300	6,114,495
Avex Inc.	222,800	3,322,966
Awa Bank Ltd. (The)	1,536,000	9,751,711
Azbil Corp.	399,600	18,560,506
Bank of Iwate Ltd. (The)	71,600	2,918,968
Bank of Nagoya Ltd. (The)	153,600	5,903,092
Benefit One Inc.[a]	313,200	7,890,614
Bic Camera Inc.	387,400	5,958,908

Security	Shares	Value
Broadleaf Co. Ltd.	306,300	$3,131,609
Bunka Shutter Co. Ltd.	388,300	3,582,228
Canon Marketing Japan Inc.	225,200	6,176,985
Capcom Co. Ltd.	306,300	11,659,351
Central Glass Co. Ltd.	149,200	3,335,147
Chiyoda Corp.[a]	770,000	7,308,140
Chugoku Bank Ltd. (The)	331,600	4,347,209
Ci:z Holdings Co. Ltd.	171,600	9,118,043
Citizen Watch Co. Ltd.	1,025,100	7,832,288
CKD Corp.	306,300	8,280,805
Clarion Co. Ltd.	716,000	2,623,792
Colowide Co. Ltd.[a]	306,300	6,145,362
Comforia Residential REIT Inc.	3,063	6,715,001
COMSYS Holdings Corp.	468,500	13,090,788
COOKPAD Inc.[a,b]	225,200	1,316,271
Cosmo Energy Holdings Co. Ltd.	306,300	11,996,084
Cosmos Pharmaceutical Corp.	39,600	7,067,088
CyberAgent Inc.	468,500	20,279,992
Daido Steel Co. Ltd.	120,100	7,085,740
Daihen Corp.	716,000	6,834,978
Daiichikosho Co. Ltd.	153,600	8,358,609
Daikokutenbussan Co. Ltd.	83,100	3,859,805
Daikyo Inc.	144,100	3,045,565
Daio Paper Corp.[a]	387,400	5,288,132
Daiseki Co. Ltd.	144,100	4,303,660
Daishi Bank Ltd. (The)	235,600	11,137,337
Daiwa Office Investment Corp.	1,536	8,865,192
Daiwabo Holdings Co. Ltd.	144,100	6,402,684
DCM Holdings Co. Ltd.	387,400	3,833,008
Denka Co. Ltd.	331,600	13,199,597
Descente Ltd.	225,200	4,091,169
Dexerials Corp.	225,200	3,135,944
DIC Corp.	331,600	13,062,892
Digital Garage Inc.[a]	200,200	6,657,744
Dip Corp.	144,100	4,580,890
DMG Mori Co. Ltd.	468,500	10,665,773
Dowa Holdings Co. Ltd.	165,800	6,895,992
Duskin Co. Ltd.	306,300	7,935,655
Ebara Corp.	331,600	13,579,332
EDION Corp.[a]	468,500	5,987,426
en-japan Inc.	166,000	8,850,900
Euglena Co. Ltd.[a,b]	342,600	3,342,669
Exedy Corp.	225,200	7,870,808
Ezaki Glico Co. Ltd.	169,400	8,628,684
F@N Communications Inc.	368,500	2,987,701

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Fancl Corp.	227,000	$7,143,466
Financial Products Group Co. Ltd.	306,300	4,658,128
FP Corp.	82,900	4,366,955
Frontier Real Estate Investment Corp.	1,658	6,926,371
Fudo Tetra Corp.	1,592,200	2,713,107
Fuji Machine Manufacturing Co. Ltd.	387,400	8,162,888
Fuji Oil Holdings Inc.	306,300	9,316,257
Fuji Seal International Inc.[a]	236,500	8,200,747
Fuji Soft Inc.	144,100	4,957,130
Fujibo Holdings Inc.	71,600	2,663,149
Fujikura Ltd.	1,603,900	15,692,961
Fujimi Inc.	154,500	3,688,580
Fujitec Co. Ltd.	303,900	4,173,387
Fujitsu General Ltd.	248,800	4,916,510
Fukuoka REIT Corp.	3,996	6,713,998
Funai Electric Co. Ltd.[a]	226,100	1,715,091
Funai Soken Holdings Inc.	257,760	6,111,336
Furukawa Co. Ltd.	144,100	3,267,349
Furukawa Electric Co. Ltd.	399,500	21,886,400
Futaba Industrial Co. Ltd.	598,800	5,727,151
Fuyo General Lease Co. Ltd.	71,600	5,254,143
Geo Holdings Corp.[a]	226,100	4,608,790
Global One Real Estate Investment Corp.	1,536	5,811,626
Glory Ltd.	317,600	12,394,998
GLP J-REIT	11,191	12,979,530
GMO Internet Inc.[a]	306,300	5,572,917
GMO Payment Gateway Inc.[a]	71,600	6,290,541
Gree Inc.	468,500	3,038,780
GS Yuasa Corp.	1,536,000	8,246,035
GungHo Online Entertainment Inc.[a]	1,603,800	4,613,561
Gunma Bank Ltd. (The)	1,201,800	7,233,591
Gunze Ltd.	71,600	4,440,768
Gurunavi Inc.	144,100	1,799,352
H2O Retailing Corp.	387,400	7,818,627
Hanwa Co. Ltd.	313,200	15,178,673
Harmonic Drive Systems Inc.[a]	153,600	10,567,871
Haseko Corp.	1,198,400	18,708,017
Hazama Ando Corp.	792,900	6,530,320
Heiwa Corp.	226,100	4,523,864
Heiwa Real Estate Co. Ltd.	306,300	6,027,506
Heiwa Real Estate REIT Inc.	6,343	5,834,247

Security	Shares	Value
Hiroshima Bank Ltd. (The)	495,500	$4,139,948
HIS Co. Ltd.[a]	225,200	8,128,698
Hitachi Capital Corp.	225,200	6,199,679
Hitachi Kokusai Electric Inc.	225,200	6,416,307
Hitachi Zosen Corp.	782,400	4,236,163
Hogy Medical Co. Ltd.	153,600	11,637,323
Hokkaido Electric Power Co. Inc.	792,900	5,164,692
Hokkoku Bank Ltd. (The)	235,600	9,928,634
Hokuetsu Kishu Paper Co. Ltd.	630,700	4,131,286
Hokuhoku Financial Group Inc.	468,500	7,008,937
Hokuriku Electric Power Co.[a]	331,800	2,711,425
Horiba Ltd.	153,600	9,864,285
Hoshino Resorts REIT Inc.	466	2,446,228
Hosiden Corp.	387,400	6,427,387
House Foods Group Inc.	306,300	10,649,155
Hulic Reit Inc.	3,874	6,076,028
Hyakugo Bank Ltd. (The)	1,607,100	8,082,982
Hyakujushi Bank Ltd. (The)	2,356,000	8,266,667
Ibiden Co. Ltd.	414,500	6,425,120
IBJ Leasing Co. Ltd.	144,100	3,779,564
Ichigo Inc.[a]	1,104,400	4,563,093
Ichigo Office REIT Investment	7,276	5,459,250
IDOM Inc.	306,300	2,141,055
Iino Kaiun Kaisha Ltd.	678,900	3,849,930
Inabata & Co. Ltd.	306,300	4,644,098
Industrial & Infrastructure Fund Investment Corp.	6,168	7,052,049
Ines Corp.	307,200	3,228,056
Infomart Corp.	469,400	3,311,236
Internet Initiative Japan Inc.	144,100	3,132,695
Invesco Office J-Reit Inc.	3,969	4,516,053
Invincible Investment Corp.	15,246	7,067,451
Iriso Electronics Co. Ltd.	151,100	9,551,464
Iseki & Co. Ltd.	144,100	3,732,039
Ishihara Sangyo Kaisha Ltd.[b]	387,400	7,311,108
Ito En Ltd.[a]	235,600	9,723,586
Itochu Techno-Solutions Corp.	236,500	10,378,224
Itoham Yonekyu Holdings Inc.	551,400	5,061,635
Itoki Corp.	306,300	2,149,474
Iwatani Corp.	149,200	5,146,242
Iyo Bank Ltd. (The)	955,900	7,855,273
Izumi Co. Ltd.	235,600	14,957,702
J Trust Co. Ltd.[a]	306,300	2,104,576
Jaccs Co. Ltd.	149,200	3,840,887
Jafco Co. Ltd.	153,600	8,696,331

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Japan Display Inc.[a,b]	1,909,400	$4,145,736
Japan Excellent Inc.	6,307	8,031,451
Japan Hotel REIT Investment Corp.	15,237	11,292,871
Japan Lifeline Co. Ltd.[a]	288,600	7,392,475
Japan Logistics Fund Inc.	4,685	8,837,355
Japan Petroleum Exploration Co. Ltd.	144,100	3,973,625
Japan Rental Housing Investments Inc.	8,100	6,396,592
Japan Securities Finance Co. Ltd.	943,400	5,626,434
Japan Steel Works Ltd. (The)	306,300	9,554,775
JINS Inc.[a]	153,500	7,045,348
Juroku Bank Ltd. (The)	235,600	6,842,124
JVC Kenwood Corp.	782,480	3,017,948
K’s Holdings Corp.	387,420	10,807,511
kabu.com Securities Co. Ltd.	1,104,400	3,956,030
Kadokawa Dwango[b]	237,867	2,996,355
Kagome Co. Ltd.	468,500	17,447,231
Kaken Pharmaceutical Co. Ltd.	122,200	6,403,591
Kanamoto Co. Ltd.	82,900	2,555,618
Kanematsu Corp.	294,200	4,013,227
Kawasaki Kisen Kaisha Ltd.[a,b]	387,400	10,267,493
Keihin Corp.	165,800	3,434,326
Keiyo Bank Ltd. (The)	2,356,000	11,266,841
Kenedix Inc.	1,104,400	7,021,699
Kenedix Office Investment Corp.	1,658	10,465,503
Kenedix Residential Investment Corp.	1,441	4,125,441
Kenedix Retail REIT Corp.	2,252	5,087,657
Kewpie Corp.	468,500	13,369,772
Kinden Corp.	792,900	13,213,184
Kintetsu World Express Inc.	144,100	3,169,659
Kitz Corp.	782,400	6,730,554
Kiyo Bank Ltd. (The)	468,500	7,794,384
KLab Inc.[a]	82,900	1,426,286
Koa Corp.	306,300	7,419,332
Kobayashi Pharmaceutical Co. Ltd.	324,600	21,500,234
Kokuyo Co. Ltd.	387,400	7,183,341
Komeri Co. Ltd.	225,200	6,488,516
Komori Corp.	225,200	2,989,463
Konishi Co. Ltd.	226,100	4,115,805
Kumagai Gumi Co. Ltd.	153,600	4,334,094

Security	Shares	Value
KYB Corp.	71,600	$4,657,231
Kyodo Printing Co. Ltd.	84,200	2,668,975
KYORIN Holdings Inc.	225,200	4,283,040
Kyowa Exeo Corp.	387,400	10,036,803
Kyudenko Corp.	172,100	7,883,285
Laox Co. Ltd.[b]	225,200	1,281,198
LaSalle Logiport REIT	6,334	6,841,451
Leopalace21 Corp.	1,036,200	8,591,095
Lifull Co. Ltd.	308,100	2,619,365
Lintec Corp.	165,800	4,739,096
Macnica Fuji Electronics Holdings Inc.	178,750	4,937,302
Maeda Corp.	770,000	10,531,904
Maeda Kosen Co. Ltd.	227,000	4,236,169
Maeda Road Construction Co. Ltd.	205,000	4,565,572
Makino Milling Machine Co. Ltd.	716,000	8,048,482
Maruha Nichiro Corp.	317,600	9,354,441
Marusan Securities Co. Ltd.	468,500	4,571,046
Marvelous Inc.[a]	226,100	2,038,225
Matsui Securities Co. Ltd.	468,500	4,442,284
Matsumotokiyoshi Holdings Co. Ltd.	307,600	12,610,600
Matsuya Co. Ltd.[a]	225,200	3,195,775
MCUBS MidCity Investment Corp.	11,796	8,472,414
MEGMILK SNOW BRAND Co. Ltd.	225,200	6,488,516
Meidensha Corp.	716,000	2,984,563
Meitec Corp.	235,600	12,928,808
Micronics Japan Co. Ltd.[a]	144,100	1,611,892
Ministop Co. Ltd.	227,000	4,749,833
Miraca Holdings Inc.	165,800	7,594,705
Mirait Holdings Corp.	306,300	4,515,017
Misawa Homes Co. Ltd.	225,200	1,976,470
Mitsuba Corp.	144,100	2,026,417
Mitsubishi Logistics Corp.	82,900	2,166,010
Mitsubishi Steel Manufacturing Co. Ltd.	225,200	5,797,371
Mitsui Engineering & Shipbuilding Co. Ltd.	306,300	5,435,418
Mitsui Mining & Smelting Co. Ltd.	317,600	17,748,706
Miura Co. Ltd.	387,400	11,019,898
Mizuno Corp.	313,200	9,110,073

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Modec Inc.	71,600	$1,984,243
Monex Group Inc.	943,470	3,491,932
MonotaRO Co. Ltd.[a]	317,600	10,023,654
Mori Hills REIT Investment Corp.	6,307	7,921,668
Mori Trust Sogo REIT Inc.	4,685	6,991,769
Morinaga & Co. Ltd./Japan	168,000	8,726,673
Morinaga Milk Industry Co. Ltd.	149,200	7,025,679
MOS Food Services Inc.	235,600	7,144,299
Musashino Bank Ltd. (The)	235,600	8,266,667
Nachi-Fujikoshi Corp.	716,000	4,978,645
Nagase & Co. Ltd.	549,600	9,994,558
Nakanishi Inc.	82,900	4,503,660
Namura Shipbuilding Co. Ltd.	306,300	2,073,709
Nankai Electric Railway Co. Ltd.	477,200	12,398,325
NanoCarrier Co. Ltd.[a,b]	226,100	2,133,507
Nanto Bank Ltd. (The)	153,600	4,369,273
NET One Systems Co. Ltd.	509,000	7,689,442
NHK Spring Co. Ltd.	848,000	9,407,979
Nichi-Iko Pharmaceutical Co. Ltd.[a]	225,200	3,521,748
Nichicon Corp.	387,400	5,195,855
Nichiha Corp.	153,600	6,184,527
Nichirei Corp.	549,600	14,682,182
Nifco Inc./Japan	235,600	16,511,749
Nihon Kohden Corp.	387,400	9,160,180
Nihon M&A Center Inc.	317,600	18,912,556
Nihon Nohyaku Co. Ltd.	379,900	2,230,918
Nihon Parkerizing Co. Ltd.	630,700	10,914,684
Nihon Unisys Ltd.	306,300	6,431,584
Nikkiso Co. Ltd.	387,400	4,588,962
Nikkon Holdings Co. Ltd.	468,500	12,751,715
Nippo Corp.	154,000	3,528,505
Nippon Accommodations Fund Inc.	1,658	7,511,163
Nippon Gas Co. Ltd.	153,600	6,465,961
Nippon Kayaku Co. Ltd.	770,000	11,329,028
Nippon Light Metal Holdings Co. Ltd.	2,704,400	7,953,025
Nippon Paper Industries Co. Ltd.	414,500	7,875,709
Nippon Parking Development Co. Ltd.	1,888,400	3,338,933
NIPPON REIT Investment Corp.	2,494	7,608,465

Security	Shares	Value
Nippon Seiki Co. Ltd.	225,000	$4,658,513
Nippon Sharyo Ltd.[a,b]	1,536,000	4,531,098
Nippon Sheet Glass Co. Ltd.[a,b]	387,400	3,495,845
Nippon Shinyaku Co. Ltd.	188,000	12,934,634
Nippon Shokubai Co. Ltd.	153,600	10,905,593
Nippon Soda Co. Ltd.	1,535,000	10,560,991
Nippon Steel & Sumikin Bussan Corp.	71,600	4,388,292
Nippon Suisan Kaisha Ltd.	1,184,900	6,296,019
Nipro Corp.	497,400	7,682,803
Nishi-Nippon Financial Holdings Inc.	630,700	8,245,238
Nishi-Nippon Railroad Co. Ltd.	313,200	8,722,715
Nishimatsu Construction Co. Ltd.	165,800	4,708,717
Nishimatsuya Chain Co. Ltd.	387,400	4,557,021
Nishio Rent All Co. Ltd.	153,600	4,960,286
Nissan Shatai Co. Ltd.	387,400	4,067,247
Nissha Co. Ltd.[a]	144,100	3,741,280
Nisshin OilliO Group Ltd. (The)	313,200	9,440,044
Nisshin Steel Co. Ltd.	387,400	6,526,761
Nisshinbo Holdings Inc.	580,300	8,229,622
Nissin Electric Co. Ltd.	225,200	2,502,566
Nitto Boseki Co. Ltd.	313,200	9,382,658
Nitto Kogyo Corp.	144,100	2,467,344
Noevir Holdings Co. Ltd.	87,400	7,094,169
NOF Corp.	382,000	10,246,860
Nojima Corp.	144,100	3,465,370
Nomura Co. Ltd.	225,200	5,087,657
North Pacific Bank Ltd.	1,945,600	6,755,370
NSD Co. Ltd.	511,140	10,788,938
NTN Corp.	2,410,000	12,341,991
NTT Urban Development Corp.	81,000	1,058,925
Obara Group Inc.	71,600	4,932,729
Ogaki Kyoritsu Bank Ltd. (The)	235,600	6,091,001
Okasan Securities Group Inc.	716,000	4,886,812
Oki Electric Industry Co. Ltd.	331,600	4,815,043
Okinawa Electric Power Co. Inc. (The)	292,860	7,450,618
OKUMA Corp.	149,200	10,237,809
Okumura Corp.	149,200	6,444,762
OncoTherapy Science Inc.[a,b]	929,600	1,992,821
Open House Co. Ltd.	144,100	8,462,104
Orient Corp.[a]	1,828,900	3,015,913
Orix JREIT Inc.	10,371	15,971,464
OSG Corp.	387,400	9,813,211

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
OSJB Holdings Corp.[a]	1,183,200	$3,490,361
Outsourcing Inc.	162,800	3,073,893
Pacific Metals Co. Ltd.[a,b]	71,600	2,348,294
Paramount Bed Holdings Co. Ltd.	71,600	3,771,701
Penta-Ocean Construction Co. Ltd.	1,345,900	10,345,015
PeptiDream Inc.[a,b]	317,600	13,093,308
Pigeon Corp.	502,300	19,603,298
Pilot Corp.	153,600	7,612,807
Pioneer Corp.[a,b]	1,470,300	3,125,002
Premier Investment Corp.	7,127	7,600,044
Press Kogyo Co. Ltd.	782,400	4,960,110
Prima Meat Packers Ltd.	885,000	6,040,264
Proto Corp.[a]	237,900	3,585,227
Qol Co. Ltd.	144,100	2,858,105
Raito Kogyo Co. Ltd.	303,900	3,443,949
Relia Inc.	225,200	2,729,509
Relo Group Inc.	499,700	14,786,597
Rengo Co. Ltd.	792,900	6,421,360
Resorttrust Inc.	387,400	9,209,867
Ricoh Leasing Co. Ltd.	71,600	2,627,072
Ringer Hut Co. Ltd.	225,200	5,036,079
Riso Kagaku Corp.	144,100	2,711,570
Rohto Pharmaceutical Co. Ltd.	387,400	10,448,496
Round One Corp.	468,500	8,682,841
Ryobi Ltd.	149,200	4,435,472
Ryosan Co. Ltd.	153,600	5,881,984
S Foods Inc.	107,200	4,664,926
Sac’s Bar Holdings Inc.[a]	226,100	2,516,710
Saizeriya Co. Ltd.	225,200	6,808,300
Sakata Seed Corp.[a]	153,600	5,389,474
San-in Godo Bank Ltd. (The)	874,000	9,015,840
Sangetsu Corp.	225,200	4,472,847
Sanken Electric Co. Ltd.	716,000	5,221,346
Sanki Engineering Co. Ltd.	306,300	3,451,505
Sankyo Tateyama Inc.	149,100	2,091,266
Sankyu Inc.	313,200	14,547,423
Sanwa Holdings Corp.	1,036,200	14,372,285
Sanyo Special Steel Co. Ltd.	149,200	3,773,910
Sapporo Holdings Ltd.	306,300	9,204,013
Sato Holdings Corp.	82,900	2,665,741
Sawai Pharmaceutical Co. Ltd.	153,600	7,021,795
SCREEN Holdings Co. Ltd.	165,800	14,399,560
SCSK Corp.	235,680	10,838,840
Seikagaku Corp.	226,100	3,544,108

Security	Shares	Value
Seiko Holdings Corp.	149,200	$4,285,117
Seino Holdings Co. Ltd.	630,700	10,463,998
Seiren Co. Ltd.	308,100	6,353,654
Sekisui House Residential Investment Corp.[a]	5,514	6,344,724
Senshu Ikeda Holdings Inc.	1,149,580	4,412,753
Septeni Holdings Co. Ltd.[a]	792,900	2,694,937
Seria Co. Ltd.	182,400	10,861,619
Shibuya Corp.	71,600	3,050,158
Shiga Bank Ltd. (The)	1,536,000	8,246,035
Shikoku Electric Power Co. Inc.	713,600	8,054,191
Shima Seiki Manufacturing Ltd.	153,600	11,102,597
Shimachu Co. Ltd.	306,300	10,115,996
Shinko Electric Industries Co. Ltd.	299,400	2,534,429
Shinko Plantech Co. Ltd.	387,400	3,999,815
Shinmaywa Industries Ltd.	259,200	2,481,462
Ship Healthcare Holdings Inc.	165,800	5,415,025
SHO-BOND Holdings Co. Ltd.	82,900	6,637,772
Shochiku Co. Ltd.	5,900	874,555
Showa Corp.	306,300	3,830,328
Showa Denko KK	549,600	25,426,962
Sinanen Holdings Co. Ltd.	144,100	3,432,367
SKY Perfect JSAT Holdings Inc.	1,079,400	5,092,676
Skylark Co. Ltd.	430,200	6,195,542
SMS Co. Ltd.[a]	166,800	5,906,115
Sodick Co. Ltd.	225,200	3,131,818
Sojitz Corp.	4,779,700	15,413,443
Sosei Group Corp.[a,b]	71,600	7,727,067
Sotetsu Holdings Inc.	477,200	13,137,154
SPARX Group Co. Ltd.[a]	856,000	2,760,405
Square Enix Holdings Co. Ltd.	387,400	17,656,681
Star Micronics Co. Ltd.	306,300	6,417,554
Sugi Holdings Co. Ltd.	153,600	8,175,677
Sumitomo Bakelite Co. Ltd.	1,536,000	13,157,070
Sumitomo Forestry Co. Ltd.	630,700	10,833,791
Sumitomo Mitsui Construction Co. Ltd.	670,380	3,813,897
Sumitomo Osaka Cement Co. Ltd.	1,536,000	7,232,871
Sumitomo Warehouse Co. Ltd. (The)	1,535,000	11,404,746
Tadano Ltd.	630,700	11,001,354
Taikisha Ltd.	82,900	2,885,988

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Taiyo Yuden Co. Ltd.	468,500	$7,888,810
Takara Bio Inc.[a]	225,200	3,651,725
Takara Holdings Inc.	792,900	9,748,264
Takara Leben Co. Ltd.	468,500	2,090,234
Takasago Thermal Engineering Co. Ltd.	225,200	4,250,030
Takeuchi Manufacturing Co. Ltd.	144,100	3,722,798
TechnoPro Holdings Inc.	153,600	8,414,896
Teikoku Sen-I Co. Ltd.	153,600	3,340,629
Tekken Corp.	71,600	2,158,069
TIS Inc.	387,400	13,699,455
Toagosei Co. Ltd.	949,600	12,257,674
TOC Co. Ltd.	630,700	5,431,341
Toda Corp.	1,536,000	12,073,547
Toho Bank Ltd. (The)	802,400	2,896,300
Toho Holdings Co. Ltd.	225,200	5,234,139
Toho Titanium Co. Ltd.[a]	225,200	3,185,459
Toho Zinc Co. Ltd.	71,600	4,348,935
Tokai Carbon Co. Ltd.	1,612,000	23,348,193
Tokai Rika Co. Ltd.	225,200	4,873,092
Tokai Tokyo Financial Holdings Inc.	943,400	7,190,773
Tokuyama Corp.	313,200	9,927,827
Tokyo Broadcasting System Holdings Inc.	144,100	3,452,169
Tokyo Century Corp.	235,600	12,712,968
Tokyo Dome Corp.	466,100	4,440,878
Tokyo Ohka Kogyo Co. Ltd.	153,600	7,021,795
Tokyo Seimitsu Co. Ltd.	235,600	10,273,977
Tokyo Steel Manufacturing Co. Ltd.	468,500	4,150,424
Tokyo TY Financial Group Inc.	98,644	2,711,117
Tokyotokeiba Co. Ltd.	71,600	2,902,570
Tokyu Construction Co. Ltd.	387,440	4,202,546
TOKYU REIT Inc.	5,496	6,993,673
TOMONY Holdings Inc.	1,184,900	5,840,101
Tomy Co. Ltd.	387,400	5,848,886
Topcon Corp.[a]	414,500	10,537,653
Topre Corp.	225,200	6,859,878
Toridoll Holdings Corp.	144,100	5,056,140
Toshiba Machine Co. Ltd.	716,000	5,844,496
Toshiba Plant Systems & Services Corp.	166,400	3,277,541
Totetsu Kogyo Co. Ltd.	153,600	4,974,358
Toyo Construction Co. Ltd.	598,800	3,417,639

Security	Shares	Value
Toyo Ink SC Holdings Co. Ltd.	716,000	$4,348,935
Toyo Kanetsu KK	71,600	2,833,695
Toyo Tire & Rubber Co. Ltd.	470,300	9,987,224
Toyobo Co. Ltd.	387,400	7,371,442
Toyota Boshoku Corp.	248,700	5,315,534
TPR Co. Ltd.	235,600	7,554,395
Trusco Nakayama Corp.	165,800	4,898,585
TS Tech Co. Ltd.	225,200	9,624,461
TSI Holdings Co. Ltd.	468,500	3,313,472
Tsubakimoto Chain Co.	716,000	6,015,043
Tsukuba Bank Ltd.	1,232,000	4,582,401
Tsukui Corp.	306,300	2,413,247
Tsumura & Co.	235,600	7,964,491
UACJ Corp.	154,594	4,153,948
Ube Industries Ltd.	414,500	12,341,395
Ulvac Inc.	235,600	15,734,726
Unipres Corp.	144,100	3,816,528
United Arrows Ltd.	153,600	6,747,396
United Super Markets Holdings Inc.	469,400	4,756,139
Unitika Ltd.[b]	549,600	4,007,893
Universal Entertainment Corp.[a]	71,600	3,410,929
Ushio Inc.	468,500	7,141,991
V Technology Co. Ltd.[a]	27,500	5,472,035
Valor Holdings Co. Ltd.	225,200	5,409,504
VT Holdings Co. Ltd.	438,600	2,414,902
W-Scope Corp.[a]	144,100	2,834,343
Wacoal Holdings Corp.	382,000	11,706,198
Wacom Co. Ltd.	701,900	4,044,662
Welcia Holdings Co. Ltd.	236,500	10,031,561
Xebio Holdings Co. Ltd.	225,200	4,784,378
Yahagi Construction Co. Ltd.	226,100	1,901,514
YAMABIKO Corp.	306,300	5,034,146
Yamato Kogyo Co. Ltd.	165,800	4,746,691
Yodogawa Steel Works Ltd.	290,000	8,953,323
Yokogawa Bridge Holdings Corp.	222,800	5,723,340
Yokohama Reito Co. Ltd.[a]	563,600	5,767,406
Yondoshi Holdings Inc.	71,600	1,836,654
Yonex Co. Ltd.[a]	248,900	1,728,425
Yoshinoya Holdings Co. Ltd.	387,400	6,849,727
Yumeshin Holdings Co. Ltd.	306,300	3,611,453
Zenkoku Hosho Co. Ltd.	235,600	11,007,833
Zenrin Co. Ltd.	144,100	4,943,928
Zensho Holdings Co. Ltd.[a]	387,400	6,778,746
Zeon Corp.	770,000	11,575,924

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
ZERIA Pharmaceutical Co. Ltd.	226,100	$4,544,578
Zojirushi Corp.[a]	225,200	2,762,519

		3,327,894,004
NETHERLANDS — 2.65%
Aalberts Industries NV	521,682	28,594,965
Accell Group	118,830	3,449,158
AMG Advanced Metallurgical Group NV	31,329	1,683,673
Arcadis NV	56,376	1,285,919
ASM International NV	206,000	14,873,961
ASR Nederland NV	569,145	24,957,245
BE Semiconductor Industries NV	157,259	15,182,674
BinckBank NV	534,916	2,905,381
Brunel International NV	111,381	2,189,521
Corbion NV	337,819	11,093,294
Eurocommercial Properties NV	200,128	9,468,776
Flow Traders[a,d]	142,103	3,568,821
Fugro NV CVA[a,b]	258,939	4,332,160
Gemalto NV	300,332	18,620,884
IMCD Group NV	197,607	13,243,893
Intertrust NVd	204,468	3,757,063
InterXion Holding NVb	274,042	17,196,136
Kendrion NV	88,962	4,693,415
Koninklijke BAM Groep NVa	1,068,943	5,250,642
NSI NV	99,980	4,433,985
OCI NVa,b	282,092	7,172,405
Philips Lighting NVd	373,691	14,757,166
PostNL NV	1,767,243	8,850,206
Refresco Group NVd	282,302	6,994,872
Rhi Magnesita NVa,b	163,546	10,594,350
SBM Offshore NVa	692,881	12,973,247
SNS REAAL NVa,b,c	291,555	4
Takeaway.com NVb,d	23,218	1,411,483
TKH Group NV	142,920	9,534,184
TomTom NVb	494,412	5,402,797
VastNed Retail NV	123,765	6,267,429
Wereldhave NV	142,652	7,110,129
Wessanen[a]	478,793	10,312,734

		292,162,572
NEW ZEALAND — 0.93%
a2 Milk Co. Ltd.[b]	2,713,162	18,473,700
Air New Zealand Ltd.	2,024,963	4,615,918
Argosy Property Ltd.	2,554,218	2,022,703

Security	Shares	Value
Chorus Ltd.	1,749,640	$5,341,497
Contact Energy Ltd.	1,539,105	6,367,521
Freightways Ltd.	1,866,329	11,050,159
Genesis Energy Ltd.	979,467	1,805,009
Goodman Property Trust	2,741,984	2,759,905
Infratil Ltd.	2,135,552	5,136,696
Kiwi Property Group Ltd.	12,434,209	12,699,528
New Zealand Refining Co. Ltd. (The)	792,384	1,466,108
Precinct Properties New Zealand Ltd.	2,979,279	2,910,552
SKYCITY Entertainment Group Ltd.	2,643,509	8,119,312
Trade Me Group Ltd.	1,569,876	5,228,393
Xero Ltd.[b]	288,565	7,261,275
Z Energy Ltd.	1,280,659	7,250,789

		102,509,065
NORWAY — 1.59%
Akastor ASA[a,b]	1,015,366	2,063,456
Aker ASA Class A	101,353	5,822,685
Aker BP ASA	438,465	12,737,607
Aker Solutions ASA[b]	606,328	3,507,023
Atea ASA	321,516	5,009,355
Austevoll Seafood ASA	482,414	3,808,383
Bakkafrost P/F	173,977	7,112,018
Borr Drilling Ltd.[b]	248,711	1,146,955
Borregaard ASA	440,075	3,944,239
BW LPG Ltd.[a,b,d]	579,042	2,754,793
DNO ASA[b]	3,072,780	3,946,903
Entra ASA[d]	279,001	4,237,916
Europris ASA[d]	623,371	2,801,649
Frontline Ltd./Bermuda[a]	283,582	1,319,587
Golden Ocean Group Ltd.[a,b]	301,413	2,691,643
Hexagon Composites ASA[a,b]	533,167	1,771,134
Hoegh LNG Holdings Ltd.[a]	212,494	1,669,214
IDEX ASA[a,b]	1,915,095	1,217,470
Kongsberg Automotive ASA[b]	2,882,550	3,740,109
Leroy Seafood Group ASA	1,106,642	5,665,624
Nordic Nanovector ASA[a,b]	139,100	1,397,107
Nordic Semiconductor ASA[a,b]	674,906	4,026,770
Norwegian Air Shuttle ASA[a,b]	143,925	4,235,460
Norwegian Finans Holding ASA[b]	9,119	104,539
Norwegian Property ASA	1,280,004	1,814,213
Ocean Yield ASA	214,855	1,945,263

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Petroleum Geo-Services ASA[a,b]	1,156,130	$3,436,928
Protector Forsikring ASA[a]	288,568	3,511,099
Salmar ASA	208,415	5,690,734
Scatec Solar ASA[d]	351,333	2,066,449
Selvaag Bolig ASA	240,312	1,065,959
Sparebank 1 Nord Norge	362,679	3,071,028
SpareBank 1 SMN	929,884	10,587,374
Stolt-Nielsen Ltd.	211,646	2,861,907
Storebrand ASA	1,886,282	16,974,892
Subsea 7 SA	972,546	15,203,356
TGS Nopec Geophysical Co. ASA	439,270	11,075,741
Wallenius Wilhelmsen Logistics[b]	397,172	3,321,710
XXL ASA[d]	507,997	6,286,846

		175,645,138
PORTUGAL — 0.44%
Altri SGPS SA	305,941	1,854,179
Banco Comercial Portugues SAa,b	40,239,610	16,146,394
CTT-Correios de Portugal SAa	600,091	2,579,094
Mota-Engil SGPS SA	503,058	2,506,739
Navigator Co. SA (The)	1,424,829	8,026,466
NOS SGPS SA	1,049,804	7,173,249
REN — Redes Energeticas Nacionais SGPS SAa	990,285	3,101,391
Sonae SGPS SA	4,310,321	6,942,872

		48,330,384
SINGAPORE — 1.55%
Asian Pay Television Trust[a]	8,734,600	3,869,591
Boustead Singapore Ltd.	2,720,639	1,714,427
CapitaLand Retail China Trust	2,463,680	3,180,277
CDL Hospitality Trusts	4,779,700	6,644,557
COSCO Shipping International Singapore Co. Ltd.[a,b]	4,982,400	1,883,813
ESR-REIT[a]	8,138,100	3,667,491
Ezion Holdings Ltd.[a,b]	6,606,244	994,065
Far East Hospitality Trust	4,795,600	2,802,195
First REIT	4,145,700	4,464,892
First Resources Ltd.[a]	2,060,400	2,990,193
Frasers Centrepoint Trust[a]	2,382,400	4,130,804
Frasers Commercial Trust	3,984,700	4,443,677
Indofood Agri Resources Ltd.	2,543,400	777,085
Japfa Ltd.[a]	2,631,100	1,045,044

Security	Shares	Value
Keppel DC REIT[a]	2,433,338	$2,657,862
Keppel REIT[a]	5,584,300	5,502,404
Lippo Malls Indonesia Retail Trust[a]	8,933,100	2,865,797
M1 Ltd./Singapore[a]	1,587,400	2,243,118
Mapletree Commercial Trust	5,337,135	6,889,519
Mapletree Greater China Commercial Trust[a]	8,852,600	8,519,918
Mapletree Industrial Trust	7,177,560	11,622,691
Mapletree Logistics Trust	8,753,890	9,160,426
NetLink NBN Trust[b]	4,116,500	2,609,758
OUE Hospitality Trust[a]	3,358,633	2,296,041
OUE Ltd.	943,400	1,549,274
Parkway Life REIT[a]	1,512,900	3,489,885
Raffles Medical Group Ltd.[a]	3,424,200	2,903,194
RHT Health Trust	2,712,200	1,688,392
Sheng Siong Group Ltd.[a]	3,037,200	2,157,498
SIIC Environment Holdings Ltd.[a]	5,615,060	2,316,019
Silverlake Axis Ltd.	4,047,640	1,762,263
Singapore Post Ltd.[a]	7,176,600	7,071,352
Soilbuild Business Space REIT[a]	8,513,340	4,389,325
Starhill Global REIT	5,745,300	3,379,072
United Engineers Ltd.	1,788,100	3,605,701
Venture Corp. Ltd.	1,441,700	25,393,830
Wing Tai Holdings Ltd.	4,314,200	7,974,614
Yanlord Land Group Ltd.	3,188,300	4,505,312
Yoma Strategic Holdings Ltd.	4,861,400	1,875,196

		171,036,572
SPAIN — 2.51%
Acciona SA	102,355	9,300,491
Acerinox SA	620,464	9,155,513
Almirall SAa	302,883	3,297,747
Applus Services SA	545,646	7,918,956
Atresmedia Corp. de Medios de Comunicacion SAa	391,060	4,099,478
Axiare Patrimonio SOCIMI SA	294,778	6,455,724
Bolsas y Mercados Espanoles SHMSF SA	85,176	2,915,849
Cellnex Telecom SAa,d	616,929	16,715,736
Cia. de Distribucion Integral Logista Holdings SA	155,351	3,800,901
Cie. Automotive SA	186,213	6,411,787
Codere SA/Spain[b]	203,011	2,427,850

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	127,351	$5,949,284
Corp Financiera Alba SA	55,081	3,451,444
Distribuidora Internacional de Alimentacion SA	1,447,336	7,754,787
Ebro Foods SA	393,215	9,718,580
Ence Energia y Celulosa SA	646,562	4,168,229
Euskaltel SAd	441,636	3,851,178
Faes Farma SA	1,723,935	6,292,447
Faes Farma SA New[b]	61,265	223,620
Fomento de Construcciones y Contratas SAb	247,533	2,944,879
Grupo Catalana Occidente SA	207,610	9,750,360
Hispania Activos Inmobiliarios SOCIMI SA	533,771	11,204,331
Indra Sistemas SAb	550,071	8,113,374
Inmobiliaria Colonial SOCIMI SA	906,367	10,156,318
Lar Espana Real Estate SOCIMI SA	428,240	4,860,004
Let’s GOWEX SAa,b,c	51,450	1
Liberbank SAb	6,833,633	3,841,066
Mediaset Espana Comunicacion SA	743,033	8,430,672
Melia Hotels International SA	426,523	6,057,290
Merlin Properties SOCIMI SA	1,326,832	19,157,129
Miquel y Costas & Miquel SA	65,969	2,777,715
Neinor Homes SAb,d	47,257	1,089,103
NH Hotel Group SA	980,272	7,485,798
Obrascon Huarte Lain SAb	283,640	1,757,183
Papeles y Cartones de Europa SA	688,800	10,314,036
Pharma Mar SAa,b	1,183,230	2,547,088
Prosegur Cia. de Seguridad SA	1,158,677	9,670,930
Saeta Yield SA	391,866	5,487,000
Talgo SAa,d	451,030	2,629,555
Tecnicas Reunidas SAa	202,301	6,915,334
Telepizza Group SAb,d	612,133	3,751,820
Tubacex SAa,b	1,072,969	4,611,448
Viscofan SA	150,970	10,588,394
Zardoya Otis SA	768,435	8,806,960

		276,857,389
SWEDEN — 5.06%
AAK AB	107,829	10,062,850
AF AB Class B	253,974	6,111,285

Security	Shares	Value
Ahlsell ABd	1,070,682	$7,238,298
Alimak Group ABa,d	170,658	2,881,056
Arjo AB Class Bb	907,730	2,981,658
Avanza Bank Holding AB	97,411	5,491,577
Axfood AB	457,475	9,225,799
Bergman & Beving AB Class B	141,298	1,494,922
Betsson AB	479,361	3,902,265
Bilia AB Class A	322,692	3,116,199
BillerudKorsnas AB	687,030	10,605,689
BioGaia AB Class B	76,890	3,049,365
Bonava AB Class B	408,805	5,844,904
Bravida Holding ABd	595,710	4,254,801
Bure Equity AB	301,111	3,783,774
Byggmax Group AB	338,647	2,082,456
Castellum AB	888,506	15,361,782
Clas Ohlson AB Class B	229,320	3,191,123
Cloetta AB Class B	1,020,675	4,228,501
Collector ABb	136,946	1,445,391
Com Hem Holding AB	655,225	11,428,585
Dometic Group ABd	1,125,173	12,205,072
Dustin Group ABd	316,219	3,128,171
Elekta AB Class B	1,525,923	14,617,155
Eltel ABa,b,d	613,265	2,229,913
Evolution Gaming Group ABd	127,025	9,889,336
Fabege AB	854,088	18,735,675
Fastighets AB Balder Class Bb	358,789	9,592,678
Fingerprint Cards AB Class Ba,b	1,465,072	2,272,265
Granges AB	326,406	3,445,039
Gunnebo AB	432,358	2,003,671
Haldex ABb	164,507	1,905,931
Hansa Medical ABb	87,113	2,934,636
Hemfosa Fastigheter AB	490,453	6,756,256
Hexpol AB	1,161,643	12,504,541
Hoist Finance ABd	332,652	4,074,241
Holmen AB Class B	210,025	11,096,871
Hufvudstaden AB Class A	391,437	6,319,207
Indutrade AB	335,067	10,366,195
Intrum Justitia ABa	400,907	14,924,592
Investment AB Oresund	169,265	3,060,109
Inwido AB	206,048	2,143,245
ITAB Shop Concept AB Class B	202,484	1,170,383
JM AB	328,336	7,424,085
KappAhl AB	346,670	1,474,600
KappAhl AB New	343,254	284,060

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Kindred Group PLC	975,442	$16,343,264
Kungsleden AB	1,006,573	7,150,904
LeoVegas ABd	98,448	1,410,071
Lindab International AB	384,228	3,394,923
Loomis AB Class B	314,651	12,618,889
Mekonomen AB	105,396	1,934,955
Modern Times Group MTG AB Class B	271,155	12,476,341
Mycronic ABa	326,265	3,694,859
NCC AB Class B	413,787	8,234,122
NetEnt AB	764,759	4,356,142
New Wave Group AB Class B	305,283	2,157,134
Nibe Industrier AB Class B	2,033,632	19,858,625
Nobia AB	599,888	4,861,273
Nolato AB Class B	98,504	6,646,778
Nordax Group ABd	429,794	2,872,772
Oriflame Holding AG	208,759	9,376,813
Pandox AB	270,500	5,096,951
Peab AB	1,001,826	8,622,247
Probi ABa	20,731	845,657
Ratos AB Class B	810,094	3,826,404
RaySearch Laboratories ABa,b	116,610	2,330,864
Recipharm AB Class Ba	220,819	2,696,103
Rezidor Hotel Group AB	660,255	2,109,924
Saab AB Class B	254,779	12,245,092
SAS ABa,b	826,070	2,005,622
SkiStar AB	165,003	3,382,199
SSAB AB Class Aa,b	790,750	5,032,732
SSAB AB Class Bb	2,283,185	11,912,270
Svenska Cellulosa AB SCA Class B	2,491,773	25,867,868
Sweco AB Class B	298,613	6,759,614
Swedish Orphan Biovitrum ABb	674,522	11,893,984
Thule Group ABd	360,821	8,245,893
Tobii ABa,b	430,746	1,911,746
Trelleborg AB Class B	920,550	24,647,230
Vitrolife AB	66,452	5,829,197
Wallenstam AB Class B	660,078	6,269,249
Wihlborgs Fastigheter AB	237,286	5,791,295

		557,050,213
SWITZERLAND — 4.87%
Allreal Holding AG Registered	62,389	10,865,726
ams AGa	279,557	25,826,544
Arbonia AG Registered[a,b]	167,508	2,994,818
Aryzta AGa	292,748	7,895,000

Security	Shares	Value
Ascom Holding AG Registered	256,411	$6,647,488
Autoneum Holding AG	18,289	6,055,674
Banque Cantonale Vaudoise Registered	10,362	8,727,889
Basilea Pharmaceutica AG Registered[a,b]	45,382	3,683,382
BKW AG	78,398	5,009,511
Bobst Group SA Registered	41,457	5,440,785
Bossard Holding AG	23,824	6,161,026
Bucher Industries AG Registered	26,239	12,041,262
Burckhardt Compression Holding AG	15,874	5,911,767
Cembra Money Bank AG	92,551	9,144,588
Comet Holding AG Registered	39,936	6,981,067
Conzzeta AG	829	1,011,280
COSMO Pharmaceuticals NVa	31,147	4,643,905
Daetwyler Holding AG Bearer	32,779	6,974,706
dormakaba Holding AG Class B	16,039	14,777,758
EFG International AG	349,680	3,934,652
Emmi AG	10,362	7,869,591
Flughafen Zurich AG	84,122	21,464,865
Forbo Holding AG Registered	5,496	9,305,835
Galenica AGb,d	85,167	4,305,991
GAM Holding AG	760,507	14,300,411
Georg Fischer AG Registered	16,850	24,433,950
Helvetia Holding AG Registered	22,214	13,250,498
Huber & Suhner AG Registered	72,571	4,239,033
Idorsia Ltd.[b]	330,807	10,284,340
Implenia AG Registered	58,258	4,233,356
Inficon Holding AG Registered	8,659	5,425,847
Intershop Holdings AG	8,100	4,273,935
Kardex AG Bearer	30,264	4,128,093
Komax Holding AG Registered[a]	22,214	7,675,491
Kudelski SA Bearer[a]	230,050	2,895,423
Landis+Gyr Group AGb	39,739	3,291,634
Leonteq AGa,b	41,469	2,591,813
Logitech International SA Registered	595,313	25,013,905
Meyer Burger Technology AGa,b	2,729,543	5,543,650

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Mobilezone Holding AG	278,922	$3,606,543
Mobimo Holding AG Registered	27,849	7,789,092
Molecular Partners AGa,b	62,473	1,801,072
OC Oerlikon Corp. AG Registered	701,491	12,534,171
Panalpina Welttransport Holding AG Registered[a]	59,868	9,924,332
PSP Swiss Property AG Registered	146,128	14,391,156
Rieter Holding AG Registered	20,604	5,510,063
Schmolz + Bickenbach AG Registered[b]	2,584,582	2,224,253
Schweiter Technologies AG Bearer	3,874	4,859,170
SFS Group AG	54,309	6,829,520
Siegfried Holding AG Registered	14,315	5,135,599
St Galler Kantonalbank AG Registered	11,044	6,201,558
Sulzer AG Registered	39,467	5,621,161
Sunrise Communications Group AGd	139,688	13,148,343
Swissquote Group Holding SA Registered	83,114	4,112,784
Tecan Group AG Registered	56,642	12,564,093
Temenos Group AG Registered	258,804	35,802,705
u-blox Holding AG	31,069	6,520,613
Valiant Holding AG Registered	76,596	9,261,392
Valora Holding AG Registered	22,214	8,172,534
VAT Group AGd	82,542	13,212,403
Vontobel Holding AG Registered	107,665	7,788,803
VZ Holding AG	11,252	3,800,697
Ypsomed Holding AGa	17,502	3,285,391
Zehnder Group AG	62,301	2,895,227

		536,249,164
UNITED KINGDOM — 18.58%
888 Holdings PLC	811,354	3,251,370
AA PLC	2,908,176	5,210,821
Abcam PLC	821,437	14,367,934
Acacia Mining PLC	905,909	2,389,700
Advanced Medical Solutions Group PLC	1,559,404	7,207,041

Security	Shares	Value
Aggreko PLC	1,021,574	$11,717,717
Aldermore Group PLC[b]	1,064,089	4,712,068
Allied Minds PLC[a,b]	1,230,429	2,817,068
Amerisur Resources PLC[a,b]	5,776,910	1,544,431
AO World PLC[a,b]	1,190,027	2,386,112
Arrow Global Group PLC	944,363	5,492,591
Ascential PLC	1,288,112	6,656,616
Ashmore Group PLC	1,529,143	9,359,127
ASOS PLC[b]	215,678	22,800,447
Assura PLC	6,913,649	6,056,239
AVEVA Group PLC	296,382	12,576,668
B&M European Value Retail SA	2,841,348	16,804,605
Balfour Beatty PLC	2,727,571	10,957,450
BBA Aviation PLC	4,252,915	21,276,368
Beazley PLC	2,065,537	15,597,050
Bellway PLC	548,714	25,913,727
BGEO Group PLC	166,027	8,650,658
Big Yellow Group PLC	612,023	7,550,091
Blue Prism Group PLC[a,b]	101,766	2,141,802
Bodycote PLC	889,987	12,238,413
boohoo.com PLC[b]	3,050,964	8,041,640
Booker Group PLC	6,779,831	21,847,097
Bovis Homes Group PLC	626,231	9,755,778
Brewin Dolphin Holdings PLC	1,245,109	6,611,449
Britvic PLC	996,853	10,412,089
BTG PLC[b]	1,677,460	17,735,691
Burford Capital Ltd.	778,245	13,612,454
Cairn Energy PLC[b]	2,435,281	7,161,674
Capital & Counties Properties PLC	3,369,142	14,133,714
Card Factory PLC	1,439,675	3,953,318
Centamin PLC	4,792,267	11,080,938
Chemring Group PLC	1,646,692	4,486,657
Cineworld Group PLC	834,768	6,119,408
Clinigen Healthcare Ltd.[b]	424,722	6,631,657
Close Brothers Group PLC	629,451	14,089,047
Conviviality PLC	926,651	4,295,847
Costain Group PLC	488,942	3,191,428
Countryside Properties PLC[d]	267,795	1,204,908
Countrywide PLC[b]	980,900	1,184,261
Crest Nicholson Holdings PLC	1,053,381	7,572,192
CVS Group PLC	292,302	5,141,815
CYBG PLC[a]	3,343,158	15,241,769
Daily Mail & General Trust PLC Class A NVS	1,199,782	10,876,709

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Dairy Crest Group PLC[a]	866,747	$7,253,603
Dart Group PLC	634,553	6,172,185
De La Rue PLC	581,067	5,164,416
Debenhams PLC[a]	5,870,401	2,504,402
Dechra Pharmaceuticals PLC	381,149	13,008,313
Derwent London PLC	412,982	17,183,847
DFS Furniture PLC	816,722	2,285,674
Dialight PLC[a,b]	184,526	1,700,386
Dignity PLC	253,090	2,947,636
Diploma PLC	490,596	8,148,578
Dixons Carphone PLC	1,993,040	5,546,536
Domino’s Pizza Group PLC	2,288,726	10,991,066
Drax Group PLC	1,727,298	6,386,392
DS Smith PLC	3,899,764	27,916,856
Dunelm Group PLC	495,350	4,508,241
EI Group PLC[b]	2,706,669	5,173,082
Electrocomponents PLC	2,200,212	19,167,103
Elementis PLC	1,880,647	7,728,943
EMIS Group PLC	320,376	3,412,375
Empiric Student Property PLC	2,341,238	2,929,835
Entertainment One Ltd.	1,679,110	7,717,301
Equiniti Group PLC[d]	1,706,601	6,576,824
Essentra PLC	1,079,828	7,854,439
esure Group PLC	1,335,442	4,550,161
Evraz PLC	1,379,855	7,293,584
Faroe Petroleum PLC[b]	1,457,416	2,238,320
Fenner PLC	949,054	6,399,815
Ferrexpo PLC	1,195,686	4,959,850
Fevertree Drinks PLC	402,655	14,017,142
FirstGroup PLC[b]	4,996,697	7,375,566
Galliford Try PLC	348,904	5,418,057
Genus PLC	260,194	8,954,217
Go-Ahead Group PLC	216,516	4,972,531
Gocompare.Com Group PLC	1,780,579	2,937,205
Grafton Group PLC	977,857	10,992,391
Grainger PLC	1,548,440	6,354,855
Great Portland Estates PLC	1,256,800	11,885,098
Greencore Group PLC[a]	3,278,091	9,066,832
Greene King PLC[a]	1,316,810	9,774,816
Greggs PLC	524,302	9,834,251
GVC Holdings PLC	1,176,600	15,510,419
Halfords Group PLC	959,668	4,639,967
Halma PLC	1,755,609	31,881,126
Hansteen Holdings PLC	1,302,516	2,630,185
Hays PLC	5,778,137	16,614,373
Helical PLC	552,460	2,494,362

Security	Shares	Value
Hikma Pharmaceuticals PLC[a]	237,855	$3,270,798
Hill & Smith Holdings PLC	24,041	409,908
Hiscox Ltd.	1,320,075	26,543,793
Hochschild Mining PLC[a]	1,278,802	4,164,413
HomeServe PLC	1,276,669	14,215,268
Howden Joinery Group PLC	2,630,995	17,371,354
Hunting PLC[b]	590,405	5,146,660
Hurricane Energy PLC[a,b]	2,199,429	1,128,474
Ibstock PLC[d]	1,431,518	5,231,725
IG Group Holdings PLC	1,692,656	18,606,435
Inchcape PLC	1,596,896	16,452,427
Indivior PLC[b]	3,136,119	17,959,288
Informa PLC	3,335,819	33,025,656
Inmarsat PLC	1,020,615	6,741,595
Intermediate Capital Group PLC	1,238,471	20,394,326
International Personal Finance PLC	1,289,909	3,639,282
Intu Properties PLC	1,948,762	6,246,370
iomart Group PLC	706,859	3,819,718
IQE PLC[a,b]	1,839,759	2,794,133
ITE Group PLC	1,821,286	4,470,272
IWG PLC	3,084,932	11,651,682
J D Wetherspoon PLC	568,775	10,183,128
J Sainsbury PLC	1	4
JD Sports Fashion PLC	1,755,806	9,143,444
John Laing Group PLC[d]	1,578,445	6,374,744
John Menzies PLC	499,186	4,890,988
Jupiter Fund Management PLC	1,490,200	12,536,829
Just Eat PLC[b]	2,335,852	27,078,491
Just Group PLC	2,574,585	5,374,626
Kainos Group PLC	480,417	2,391,120
KAZ Minerals PLC[b]	1,008,068	11,731,956
Kcom Group PLC	3,806,259	4,763,169
Keller Group PLC	343,690	4,877,670
Keywords Studios PLC	109,714	2,321,560
Kier Group PLC	375,866	5,628,289
Ladbrokes Coral Group PLC	4,585,833	11,086,185
Laird PLC	2,224,121	3,956,678
Lancashire Holdings Ltd.	814,008	7,616,747
LondonMetric Property PLC	2,578,142	6,569,916
Lookers PLC	1,832,048	2,389,027
Majestic Wine PLC[a]	430,618	2,795,425
Man Group PLC	6,932,746	21,413,126
Marshalls PLC	930,805	5,514,332

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Marston’s PLC	3,354,396	$5,390,235
McCarthy & Stone PLC[d]	1,323,665	2,753,832
Melrose Industries PLC	7,764,490	24,997,946
Metro Bank PLC[a,b]	308,152	15,924,466
Mitchells & Butlers PLC	1,165,487	4,262,784
Mitie Group PLC	1,525,177	3,843,253
Moneysupermarket.com Group PLC	2,301,321	11,081,004
Morgan Advanced Materials PLC	1,495,567	7,371,390
N Brown Group PLC	830,365	2,375,811
National Express Group PLC	1,957,324	10,203,993
NCC Group PLC	1,118,668	3,197,512
NewRiver REIT PLC[a]	979,675	4,186,407
NEX Group PLC	1,323,542	11,161,110
NMC Health PLC	350,203	16,623,450
Northgate PLC	654,857	3,780,833
Ocado Group PLC[a,b]	2,328,559	16,675,848
OneSavings Bank PLC	1,012,266	5,746,457
Ophir Energy PLC[b]	2,970,424	2,340,147
Oxford Instruments PLC	284,088	3,716,684
P2P Global Investments PLC/Fund	388,850	4,561,955
Pagegroup PLC	1,387,179	10,731,152
Paragon Banking Group PLC	1,250,347	8,769,374
Pennon Group PLC	1,605,476	16,406,124
Petra Diamonds Ltd.[a,b]	2,371,618	2,023,536
Petrofac Ltd.	1,060,875	7,989,639
Pets at Home Group PLC[a]	1,803,001	4,581,793
Phoenix Group Holdings	1,528,903	16,610,712
Playtech PLC	1,054,720	11,884,929
Plus500 Ltd.	394,671	6,319,585
Polypipe Group PLC	962,145	5,415,409
Premier Foods PLC[b]	4,871,235	2,826,274
Premier Oil PLC[a,b]	282,721	332,490
Primary Health Properties PLC[a]	2,948,364	4,846,787
Provident Financial PLC[a]	213,077	2,042,262
Purplebricks Group PLC[a,b]	900,051	6,269,037
PZ Cussons PLC	1,054,724	4,688,595
QinetiQ Group PLC	2,567,942	7,518,938
Rathbone Brothers PLC	125,655	4,871,028
RDI REIT PLC	7,677,656	3,832,223
Redde PLC	1,436,982	3,518,839
Redrow PLC	1,132,035	9,642,766

Security	Shares	Value
Renewi PLC	3,040,886	$4,367,536
Renishaw PLC	159,064	11,237,467
Rentokil Initial PLC	7,945,834	33,559,146
Restaurant Group PLC (The)	1,007,461	3,636,092
Restore PLC[a]	574,220	4,246,163
Rightmove PLC	425,762	26,718,728
Rotork PLC	3,385,844	14,227,854
RPC Group PLC	1,603,630	19,406,566
RPS Group PLC	1,127,099	4,672,137
SafeCharge International Group Ltd.[a]	677,122	2,994,624
Safestore Holdings PLC	859,780	6,098,580
Saga PLC	4,149,394	6,821,148
Savills PLC	570,830	8,312,310
Scapa Group PLC[a]	667,422	4,548,124
Schroder REIT Ltd.	3,678,876	3,290,643
Senior PLC	1,784,337	6,896,699
Serco Group PLC[b]	4,475,222	5,644,860
Shaftesbury PLC	1,178,399	16,757,427
SIG PLC	46,980	108,630
Sirius Minerals PLC[a,b]	16,720,426	5,601,929
Softcat PLC	622,657	4,657,465
SolGold PLC[a,b]	1,453,733	454,802
Sophos Group PLC[d]	1,326,690	12,074,368
Sound Energy PLC[a,b]	2,815,314	1,928,895
Spectris PLC	476,879	17,692,827
Spirax-Sarco Engineering PLC	273,177	22,045,754
Spire Healthcare Group PLC[d]	1,275,981	4,427,402
Sports Direct International PLC[a,b]	1,141,461	6,039,983
SSP Group PLC	2,280,246	19,763,797
St. Modwen Properties PLC	878,648	5,147,864
Stagecoach Group PLC	1,687,577	3,628,527
Stobart Group Ltd.	1,668,430	5,575,590
Stock Spirits Group PLC	1,132,173	4,894,421
Superdry PLC	233,474	5,786,965
Synthomer PLC	1,015,366	6,844,093
TalkTalk Telecom Group PLC[a]	1,588,019	2,687,309
Tate & Lyle PLC	1,298,883	11,854,540
Ted Baker PLC	153,657	6,555,240
Telecom Plus PLC	319,870	5,276,506
Telford Homes PLC	466,039	2,727,138
Telit Communications PLC[a]	710,546	1,739,964
Thomas Cook Group PLC	6,824,044	12,246,617
TP ICAP PLC	2,186,740	16,481,168

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Tritax Big Box REIT PLC	4,995,428	$10,591,691
Tullow Oil PLC[a,b]	5,279,137	14,995,629
UBM PLC	1,471,412	18,999,191
UDG Healthcare PLC	1,353,306	15,790,270
Ultra Electronics Holdings PLC	325,921	7,072,645
UNITE Group PLC (The)	1,094,041	12,399,577
Vectura Group PLC[b]	3,660,535	5,064,917
Vedanta Resources PLC	234,673	2,758,503
Vesuvius PLC	1,198,347	10,258,741
Victrex PLC	333,794	12,113,626
Virgin Money Holdings UK PLC	967,747	3,843,684
WH Smith PLC	563,944	17,145,835
William Hill PLC	2,476,544	10,917,488
Workspace Group PLC	526,079	7,742,947
ZPG PLC[d]	1,332,013	6,497,070

		2,046,238,162

TOTAL COMMON STOCKS
(Cost: $8,290,819,601)		10,934,774,691

PREFERRED STOCKS — 0.35%

GERMANY — 0.35%
Biotest AG, Preference Shares	110,885	3,487,910
Draegerwerk AG & Co. KGaA, Preference Shares	28,654	2,802,115
Jungheinrich AG, Preference Shares	201,170	9,969,171
Sartorius AG, Preference Shares	150,153	18,003,867
Sixt SE, Preference Shares	60,256	4,278,645

		38,541,708

TOTAL PREFERRED STOCKS
(Cost: $22,251,282)		38,541,708

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/24/20)[b]	2	—

		—

Security	Shares	Value
SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	3,171,918	$39,514

		39,514

TOTAL WARRANTS
(Cost: $0)		39,514

SHORT-TERM INVESTMENTS — 6.31%

MONEY MARKET FUNDS — 6.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	677,901,669	678,037,249
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	16,703,717	16,703,717

		694,740,966

TOTAL SHORT-TERM INVESTMENTS
(Cost: $694,659,958)		694,740,966

TOTAL INVESTMENTS IN SECURITIES — 105.92%
(Cost: $9,007,730,841)		11,668,096,879
Other Assets, Less Liabilities — (5.92)%		(652,232,349)

NET ASSETS — 100.00%		$11,015,864,530

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	650,750,606	27,151,063	[b]	—	677,901,669	$678,037,249	$10,101,415	[c]	$(40,895)	$(22,971)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,210,705	13,493,012	[b]	—	16,703,717	16,703,717	65,207		—	—

						$694,740,966	$10,166,622		$(40,895)	$(22,971)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	436	Mar 2018	$46,772	$2,355,330

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$10,922,245,547	$8,763,020	$3,766,124	$10,934,774,691
Preferred stocks	38,541,708	—	—	38,541,708
Warrants	—	39,514	—	39,514
Money market funds	694,740,966	—	—	694,740,966

Total	$11,655,528,221	$8,802,534	$3,766,124	$11,668,096,879

Derivative financial instruments[a]
Assets
Futures contracts	$2,355,330	$—	$—	$2,355,330

Total	$2,355,330	$—	$—	$2,355,330

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$2,334,048	$3,715,797	$82,024,639

Total cost of investments in securities	$2,334,048	$3,715,797	$82,024,639

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,986,461	$4,579,219	$100,258,627
Cash pledged to broker for forward currency contracts	—	—	2,740,000
Receivables:
Investment securities sold	68,313	69,255	3,194,095
Dividends and interest	3	49	7
Unrealized appreciation on forward currency contracts (Note 1)	18,292	10,665	519,777

Total Assets	3,073,069	4,659,188	106,712,506

LIABILITIES
Payables:
Capital shares sold	—	—	42,303
Due to custodian	—	—	2,712,852
Unrealized depreciation on forward currency contracts (Note 1)	86,473	82,174	3,780,260
Investment advisory fees (Note 2)	77	116	2,476

Total Liabilities	86,550	82,290	6,537,891

NET ASSETS	$2,986,519	$4,576,898	$100,174,615

Net assets consist of:
Paid-in capital	$2,428,317	$3,838,716	$88,389,797
Distributions in excess of net investment income	(190)	(2,212)	(20,412)
Accumulated net realized loss	(25,840)	(51,519)	(3,168,275)
Net unrealized appreciation	584,232	791,913	14,973,505

NET ASSETS	$2,986,519	$4,576,898	$100,174,615

Shares outstanding[a]	100,000	150,000	3,650,000

Net asset value per share	$29.87	$30.51	$27.45

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$—	$7,247,815,973
Affiliated (Note 2)	3,833,826,158	8,043,566	114,718,671

Total cost of investments in securities	$3,833,826,158	$8,043,566	$7,362,534,644

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$9,032,440,021
Affiliated (Note 2)	4,435,948,707	9,425,685	125,010,762
Foreign currency, at value[b]	—	—	14,657,341
Cash pledged to broker for forward currency contracts	19,910,000	—	—
Cash pledged to broker for futures contracts	—	—	971,000
Cash	—	—	10,294
Receivables:
Investment securities sold	187,581,835	386,747	—
Due from custodian (Note 4)	—	—	7,161
Dividends and interest	546	6	8,561,857
Unrealized appreciation on forward currency contracts (Note 1)	21,723,504	57,622	—
Capital shares sold	—	—	180
Capital shares redeemed	1,108,081	—	—
Futures variation margin	—	—	14,125
Tax reclaims	—	—	1,831,279
Foreign withholding tax claims (Note 10)	—	—	588,457

Total Assets	4,666,272,673	9,870,060	9,184,092,477

LIABILITIES
Payables:
Investment securities purchased	—	—	7,161
Collateral for securities on loan (Note 1)	—	—	94,372,239
Capital shares sold	610,059	—	—
Due to custodian	16,128,836	—	—
Foreign taxes (Note 1)	—	—	89
Unrealized depreciation on forward currency contracts (Note 1)	209,794,983	441,026	—
IRS compliance fee for foreign withholding tax claims (Note 10)	—	—	150,607
Professional fees (Note 10)	—	—	55,885
Investment advisory fees (Note 2)	117,882	241	2,342,071

Total Liabilities	226,651,760	441,267	96,928,052

NET ASSETS	$4,439,620,913	$9,428,793	$9,087,164,425

Net assets consist of:
Paid-in capital	$4,067,952,738	$8,094,629	$7,385,341,735
Distributions in excess of net investment income	(63,009)	(12,496)	(7,518,664)
Undistributed net realized gain (accumulated net realized loss)	(42,319,886)	347,945	(87,839,728)
Net unrealized appreciation	414,051,070	998,715	1,797,181,082

NET ASSETS	$4,439,620,913	$9,428,793	$9,087,164,425

Shares outstanding[c]	147,400,000	300,000	119,200,000

Net asset value per share	$30.12	$31.43	$76.23

[a]	Securities on loan with values of $ —, $ — and $89,485,552, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $14,135,689, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,990,486,151	$69,608,528,505	$8,313,070,883
Affiliated (Note 2)	73,821,686	436,361,837	694,659,958

Total cost of investments in securities	$3,064,307,837	$70,044,890,342	$9,007,730,841

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,441,800,349	$85,261,131,508	$10,973,355,913
Affiliated (Note 2)	73,827,417	436,405,200	694,740,966
Foreign currency, at value[b]	6,742,691	231,737,383	24,847,314
Foreign currency pledged to broker for futures contracts[b]	—	12,475,503	—
Cash pledged to broker for futures contracts	422,000	—	1,637,000
Cash	4,596	—	—
Receivables:
Investment securities sold	—	26,665,234	2,592,843
Due from custodian (Note 4)	—	—	7,997,840
Dividends and interest	4,056,276	70,012,353	11,785,144
Futures variation margin	8,900	4,344,236	—
Tax reclaims	1,277,529	69,606,032	3,824,483
Foreign withholding tax claims (Note 10)	342,509	49,119,669	1,359,251

Total Assets	3,528,482,267	86,161,497,118	11,722,140,754

LIABILITIES
Payables:
Investment securities purchased	—	6,600	21,173,621
Collateral for securities on loan (Note 1)	71,634,789	420,619,708	678,000,292
Capital shares redeemed	—	109,437,502	3,270,749
Futures variation margin	—	—	100,280
Due to custodian	—	—	133,000
Foreign taxes (Note 1)	51	—	—
Professional fees (Note 10)	3,425	3,930,995	13,593
Investment advisory fees (Note 2)	878,289	22,744,819	3,584,689

Total Liabilities	72,516,554	556,739,624	706,276,224

NET ASSETS	$3,455,965,713	$85,604,757,494	$11,015,864,530

Net assets consist of:
Paid-in capital	$3,208,433,721	$75,945,093,658	$8,294,865,840
Distributions in excess of net investment income	(6,333,838)	(284,422,348)	(100,516,869)
Undistributed net realized gain (accumulated net realized loss)	(198,669,883)	(5,735,011,051)	157,176,535
Net unrealized appreciation	452,535,713	15,679,097,235	2,664,339,024

NET ASSETS	$3,455,965,713	$85,604,757,494	$11,015,864,530

Shares outstanding[c]	65,400,000	1,156,800,000	162,000,000

Net asset value per share	$52.84	$74.00	$68.00

[a]	Securities on loan with values of $70,153,019, $400,143,557 and $628,621,430, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $6,552,160, $235,646,869 and $25,582,927, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$30,712	$40,911	$985,232
Securities lending income — affiliated — net (Note 2)	—	1,357	5,963

Total investment income	30,712	42,268	991,195

EXPENSES
Investment advisory fees (Note 2)	5,482	8,035	175,445

Total expenses	5,482	8,035	175,445
Less investment advisory fees waived (Note 2)	(5,049)	(7,401)	(161,594)

Net expenses	433	634	13,851

Net investment income	30,279	41,634	977,344

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	11,871	9,744	8,446
In-kind redemptions — affiliated (Note 2)	—	—	1,611,848
Forward currency contracts	8,768	(21,508)	(1,523,821)

Net realized gain (loss)	20,639	(11,764)	96,473

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	273,780	553,779	8,616,893
Forward currency contracts	(50,812)	(42,283)	(1,292,119)

Net change in unrealized appreciation/depreciation	222,968	511,496	7,324,774

Net realized and unrealized gain	243,607	499,732	7,421,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,886	$541,366	$8,398,591

See notes to financial statements.

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$76,063,612
Dividends — affiliated (Note 2)	47,951,421	109,266	296,959
Securities lending income — affiliated — net (Note 2)	—	787	509,911

	47,951,421	110,053	76,870,482
Less: Other foreign taxes (Note 1)	—	—	(67,080)

Total investment income	47,951,421	110,053	76,803,402

EXPENSES
Investment advisory fees (Note 2)	8,438,948	19,200	12,571,767
Commitment fees (Note 9)	—	—	4,994

Total expenses	8,438,948	19,200	12,576,761
Less investment advisory fees waived (Note 2)	(7,772,665)	(17,860)	—

Net expenses	666,283	1,340	12,576,761

Net investment income	47,285,138	108,713	64,226,641

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	(962,011)
Investments — affiliated (Note 2)	8,970,072	34,463	(9,477)
In-kind redemptions — unaffiliated	—	—	151,143,613
In-kind redemptions — affiliated (Note 2)	101,617,169	510,256	635,001
Futures contracts	—	—	2,272,109
Foreign currency transactions	—	—	379,121
Forward currency contracts	(56,234,396)	(261,945)	—

Net realized gain	54,352,845	282,774	153,458,356

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	—	—	925,597,657
Investments — affiliated (Note 2)	331,482,488	614,744	5,015,711
Forward currency contracts	(84,680,150)	(74,464)	—
Futures contracts	—	—	1,395,377
Translation of assets and liabilities in foreign currencies	—	—	552,446

Net change in unrealized appreciation/depreciation	246,802,338	540,280	932,561,191

Net realized and unrealized gain	301,155,183	823,054	1,086,019,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$348,440,321	$931,767	$1,150,246,188

[a]	Net of foreign withholding tax of $ — , $ — and $3,441,906, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$26,265,691	$769,434,837	$74,732,385
Dividends — affiliated (Note 2)	20,986	226,343	65,207
Securities lending income — affiliated — net (Note 2)	264,020	4,410,888	10,101,415
Non-cash dividends — unaffiliated	1,482,454	—	—

	28,033,151	774,072,068	84,899,007
Less: Other foreign taxes (Note 1)	(46,446)	—	—

Total investment income	27,986,705	774,072,068	84,899,007

EXPENSES
Investment advisory fees (Note 2)	4,570,796	127,373,790	19,368,043
Commitment fees (Note 9)	3,891	—	—

Total expenses	4,574,687	127,373,790	19,368,043

Net investment income	23,412,018	646,698,278	65,530,964

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,184,915)	(235,410,411)	(22,735,209)
Investments — affiliated (Note 2)	(5,917)	(27,687)	(40,895)
In-kind redemptions — unaffiliated	—	1,642,378,952	263,908,813
Futures contracts	477,211	26,502,094	2,117,022
Foreign currency transactions	137,752	6,115,546	767,368

Net realized gain (loss)	(11,575,869)	1,439,558,494	244,017,099

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	378,383,736	7,404,028,845	1,132,437,452
Investments — affiliated (Note 2)	1,040	(13,522)	(22,971)
Futures contracts	774,551	8,524,756	2,355,330
Translation of assets and liabilities in foreign currencies	286,561	12,175,362	1,241,521

Net change in unrealized appreciation/depreciation	379,445,888	7,424,715,441	1,136,011,332

Net realized and unrealized gain	367,870,019	8,864,273,935	1,380,028,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$391,282,037	$9,510,972,213	$1,445,559,395

[a]	Net of foreign withholding tax of $2,328,456, $49,431,830 and $4,574,799, respectively.

See notes to financial statements.

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI ACWI ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,279	$68,361	$41,634	$52,876
Net realized gain (loss)	20,639	14,155	(11,764)	(12,783)
Net change in unrealized appreciation/depreciation	222,968	352,169	511,496	303,055

Net increase in net assets resulting from operations	273,886	434,685	541,366	343,148

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,469)	(68,361)	(43,846)	(52,876)
Return of capital	—	(61)	—	(59)

Total distributions to shareholders	(30,469)	(68,422)	(43,846)	(52,935)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	1,348,859	1,251,861

Net increase in net assets from capital share transactions	—	—	1,348,859	1,251,861

INCREASE IN NET ASSETS	243,417	366,263	1,846,379	1,542,074

NET ASSETS
Beginning of period	2,743,102	2,376,839	2,730,519	1,188,445

End of period	$2,986,519	$2,743,102	$4,576,898	$2,730,519

Distributions in excess of net investment income included in net assets at end of period	$(190)	$—	$(2,212)	$—

SHARES ISSUED
Shares sold	—	—	50,000	50,000

Net increase in shares outstanding	—	—	50,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$977,344	$1,608,084	$47,285,138	$101,812,827
Net realized gain (loss)	96,473	(2,387,941)	54,352,845	39,703,724
Net change in unrealized appreciation/depreciation	7,324,774	7,838,714	246,802,338	451,100,670

Net increase in net assets resulting from operations	8,398,591	7,058,857	348,440,321	592,617,221

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(998,330)	(1,607,510)	(47,348,147)	(101,909,242)
From net realized gain	—	—	—	(9,358,786)

Total distributions to shareholders	(998,330)	(1,607,510)	(47,348,147)	(111,268,028)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,031,304	84,545,872	527,596,996	1,719,592,789
Cost of shares redeemed	(9,224,978)	(6,217,397)	(667,672,302)	(1,464,591,469)

Net increase (decrease) in net assets from capital share transactions	6,806,326	78,328,475	(140,075,306)	255,001,320

INCREASE IN NET ASSETS	14,206,587	83,779,822	161,016,868	736,350,513

NET ASSETS
Beginning of period	85,968,028	2,188,206	4,278,604,045	3,542,253,532

End of period	$100,174,615	$85,968,028	$4,439,620,913	$4,278,604,045

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(20,412)	$574	$(63,009)	$—

SHARES ISSUED AND REDEEMED
Shares sold	600,000	3,550,000	17,900,000	64,100,000
Shares redeemed	(350,000)	(250,000)	(22,800,000)	(57,600,000)

Net increase (decrease) in shares outstanding	250,000	3,300,000	(4,900,000)	6,500,000

See notes to financial statements.

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$108,713	$298,632	$64,226,641	$134,812,906
Net realized gain	282,774	1,074,346	153,458,356	52,263,633
Net change in unrealized appreciation/depreciation	540,280	240,781	932,561,191	841,984,437

Net increase in net assets resulting from operations	931,767	1,613,759	1,150,246,188	1,029,060,976

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(121,209)	(298,914)	(82,733,267)	(129,943,172)

Total distributions to shareholders	(121,209)	(298,914)	(82,733,267)	(129,943,172)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,520,807	7,051,956	1,189,352,713	1,174,695,213
Cost of shares redeemed	(2,871,305)	(6,746,220)	(436,277,286)	(334,547,691)

Net increase (decrease) in net assets from capital share transactions	(1,350,498)	305,736	753,075,427	840,147,522

INCREASE (DECREASE) IN NET ASSETS	(539,940)	1,620,581	1,820,588,348	1,739,265,326

NET ASSETS
Beginning of period	9,968,733	8,348,152	7,266,576,077	5,527,310,751

End of period	$9,428,793	$9,968,733	$9,087,164,425	$7,266,576,077

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(12,496)	$—	$(7,518,664)	$10,987,962

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000	17,000,000	19,200,000
Shares redeemed	(100,000)	(250,000)	(6,000,000)	(5,600,000)

Net increase (decrease) in shares outstanding	(50,000)	—	11,000,000	13,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	123

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,412,018	$54,719,319	$646,698,278	$1,829,114,745
Net realized gain (loss)	(11,575,869)	13,874,153	1,439,558,494	529,251,659
Net change in unrealized appreciation/depreciation	379,445,888	312,787,050	7,424,715,441	8,711,189,985

Net increase in net assets resulting from operations	391,282,037	381,380,522	9,510,972,213	11,069,556,389

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,369,600)	(54,621,313)	(880,386,250)	(1,836,351,109)

Total distributions to shareholders	(33,369,600)	(54,621,313)	(880,386,250)	(1,836,351,109)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	442,566,456	775,781,938	1,928,112,494	11,015,835,906
Cost of shares redeemed	—	(358,158,010)	(3,645,496,130)	(1,411,237,182)

Net increase (decrease) in net assets from capital share transactions	442,566,456	417,623,928	(1,717,383,636)	9,604,598,724

INCREASE IN NET ASSETS	800,478,893	744,383,137	6,913,202,327	18,837,804,004

NET ASSETS
Beginning of period	2,655,486,820	1,911,103,683	78,691,555,167	59,853,751,163

End of period	$3,455,965,713	$2,655,486,820	$85,604,757,494	$78,691,555,167

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,333,838)	$3,623,744	$(284,422,348)	$(50,734,376)

SHARES ISSUED AND REDEEMED
Shares sold	9,000,000	18,000,000	27,600,000	175,200,000
Shares redeemed	—	(8,600,000)	(49,200,000)	(24,000,000)

Net increase (decrease) in shares outstanding	9,000,000	9,400,000	(21,600,000)	151,200,000

See notes to financial statements.

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small-Cap ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,530,964	$164,441,359
Net realized gain	244,017,099	97,702,370
Net change in unrealized appreciation/depreciation	1,136,011,332	1,113,205,532

Net increase in net assets resulting from operations	1,445,559,395	1,375,349,261

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(120,291,848)	(203,973,579)

Total distributions to shareholders	(120,291,848)	(203,973,579)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,507,724,678	1,816,072,606
Cost of shares redeemed	(554,599,750)	(217,106,866)

Net increase in net assets from capital share transactions	953,124,928	1,598,965,740

INCREASE IN NET ASSETS	2,278,392,475	2,770,341,422

NET ASSETS
Beginning of period	8,737,472,055	5,967,130,633

End of period	$11,015,864,530	$8,737,472,055

Distributions in excess of net investment income included in net assets at end of period	$(100,516,869)	$(45,755,985)

SHARES ISSUED AND REDEEMED
Shares sold	24,000,000	33,600,000
Shares redeemed	(8,600,000)	(4,000,000)

Net increase in shares outstanding	15,400,000	29,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	125

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Adaptive Currency Hedged MSCI EAFE ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Period from Jan. 5, 2016[a] to Jul. 31, 2016
Net asset value, beginning of period	$27.43	$23.77	$24.29

Income from investment operations:
Net investment income[b]	0.30	0.68	0.48
Net realized and unrealized gain (loss)[c]	2.44	3.66	(0.52)

Total from investment operations	2.74	4.34	(0.04)

Less distributions from:
Net investment income	(0.30)	(0.68)	(0.48)
Return of capital	—	(0.00)[d]	(0.00)[d]

Total distributions	(0.30)	(0.68)	(0.48)

Net asset value, end of period	$29.87	$27.43	$23.77

Total return	10.00%[e]	18.42%	0.01%[e,f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,987	$2,743	$2,377
Ratio of expenses to average net assets[g,h]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[g,h]	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets[h]	2.10%	2.69%	3.63%
Portfolio turnover rate[i,j]	2%[e]	7%	4%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -0.03%.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[h]	Annualized for periods of less than one year.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 133 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI ACWI ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$27.31	$23.77	$24.95	$24.42

Income from investment operations:
Net investment income (loss)[b]	0.28	0.65	0.47	(0.00)[c]
Net realized and unrealized gain (loss)[d]	3.21	3.42	(0.71)	0.53

Total from investment operations	3.49	4.07	(0.24)	0.53

Less distributions from:
Net investment income	(0.29)	(0.53)	(0.61)	—
Net realized gain	—	—	(0.33)	—
Return of capital	—	(0.00)[c]	(0.00)[c]	—

Total distributions	(0.29)	(0.53)	(0.94)	—

Net asset value, end of period	$30.51	$27.31	$23.77	$24.95

Total return	12.83%[e]	17.25%	(0.80)%	2.13%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,577	$2,731	$1,188	$2,495
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets[g]	1.97%	2.52%	2.03%	(0.04)%
Portfolio turnover rate[h,i]	2%[e]	5%	5%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 131 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.28	$21.88	$24.85	$24.34

Income from investment operations:
Net investment income (loss)[b]	0.28	0.90	0.56	(0.00)[c]
Net realized and unrealized gain (loss)[d]	2.18	3.05	(2.30)	0.51

Total from investment operations	2.46	3.95	(1.74)	0.51

Less distributions from:
Net investment income	(0.29)	(0.55)	(0.56)	—
Net realized gain	—	—	(0.67)	—
Return of capital	—	—	(0.00)[c]	—

Total distributions	(0.29)	(0.55)	(1.23)	—

Net asset value, end of period	$27.45	$25.28	$21.88	$24.85

Total return	9.76%[e]	18.18%	(6.97)%	2.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,175	$85,968	$2,188	$2,485
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets[g]	2.12%	3.68%	2.56%	(0.05)%
Portfolio turnover rate[h,i]	3%[e]	6%	8%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 132 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

128	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jan. 31, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$28.09	$24.30	$27.86	$24.77	$23.74

Income from investment operations:
Net investment income[b]	0.31	0.74	0.75	1.16	0.62
Net realized and unrealized gain (loss)[c]	2.03	3.83	(3.38)	2.63	1.02

Total from investment operations	2.34	4.57	(2.63)	3.79	1.64

Less distributions from:
Net investment income	(0.31)	(0.70)	(0.69)	(0.63)	(0.61)
Net realized gain	—	(0.08)	(0.24)	(0.07)	—
Return of capital	—	—	—	—	(0.00)[d]

Total distributions	(0.31)	(0.78)	(0.93)	(0.70)	(0.61)

Net asset value, end of period	$30.12	$28.09	$24.30	$27.86	$24.77

Total return	8.34%[e]	18.97%	(9.41)%	15.42%	6.86%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,439,621	$4,278,604	$3,542,254	$2,899,161	$2,477
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.38%	0.39%	0.39%
Ratio of net investment income to average net assets[g]	2.13%	2.77%	3.04%	4.16%	4.94%
Portfolio turnover rate[h,i]	3%[e]	10%	10%	16%	4%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 133 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$28.48	$23.85	$25.17	$24.37

Income from investment operations:
Net investment income (loss)[b]	0.37	0.92	0.55	(0.00)[c]
Net realized and unrealized gain (loss)[d]	2.98	4.46	(1.16)	0.80

Total from investment operations	3.35	5.38	(0.61)	0.80

Less distributions from:
Net investment income	(0.40)	(0.75)	(0.52)	—
Net realized gain	—	—	(0.19)	—
Return of capital	—	—	(0.00)[c]	—

Total distributions	(0.40)	(0.75)	(0.71)	—

Net asset value, end of period	$31.43	$28.48	$23.85	$25.17

Total return	11.80%[e]	22.77%	(2.35)%	3.28%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,429	$9,969	$8,348	$2,517
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.43%	0.43%	0.43%	0.43%
Ratio of net investment income (loss) to average net assets[g]	2.43%	3.50%	2.34%	(0.05)%
Portfolio turnover rate[h,i]	3%[e]	13%	9%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 134 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

130	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$67.16	$58.43	$60.04	$59.53	$52.33	$44.40

Income from investment operations:
Net investment income[a]	0.56	1.36 [b]	1.25	1.25	1.40	1.16
Net realized and unrealized gain (loss)[c]	9.18	8.66	(1.40)	0.47	7.09	7.88

Total from investment operations	9.74	10.02	(0.15)	1.72	8.49	9.04

Less distributions from:
Net investment income	(0.67)	(1.29)	(1.46)	(1.21)	(1.29)	(1.11)

Total distributions	(0.67)	(1.29)	(1.46)	(1.21)	(1.29)	(1.11)

Net asset value, end of period	$76.23	$67.16	$58.43	$60.04	$59.53	$52.33

Total return	14.56%[d]	17.31%[b]	(0.13)%	2.91%	16.29%	20.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,087,164	$7,266,576	$5,527,311	$6,520,074	$5,822,476	$4,049,961
Ratio of expenses to average net assets[e]	0.31%	0.32%	0.33%	0.33%	0.33%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 10)[e]	n/a	0.32%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.57%	2.21%[b]	2.23%	2.09%	2.46%	2.34%
Portfolio turnover rate[f]	2%[d]	4%	5%	6%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 10), which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017, July 31, 2016, July 31, 2015, July 31, 2014 and July 31, 2013 were 2%, 4%, 5%, 5%, 5% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$47.08	$40.66	$44.18	$47.49	$42.46	$37.35

Income from investment operations:
Net investment income[a]	0.39	1.12 [b]	1.06	1.15	1.38	1.15
Net realized and unrealized gain (loss)[c]	5.90	6.36	(3.54)	(3.31)	5.12	5.05

Total from investment operations	6.29	7.48	(2.48)	(2.16)	6.50	6.20

Less distributions from:
Net investment income	(0.53)	(1.06)	(1.04)	(1.15)	(1.47)	(1.09)

Total distributions	(0.53)	(1.06)	(1.04)	(1.15)	(1.47)	(1.09)

Net asset value, end of period	$52.84	$47.08	$40.66	$44.18	$47.49	$42.46

Total return	13.44%[d]	18.62%	(5.52)%	(4.54)%	15.42%	16.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,455,966	$2,655,487	$1,911,104	$2,023,411	$1,776,267	$1,604,870
Ratio of expenses to average net assets[e]	0.31%	0.32%	0.33%	0.33%	0.33%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 10)[e]	n/a	0.32%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.57%	2.62%[b]	2.67%	2.55%	3.00%	2.76%
Portfolio turnover rate[f]	2%[d]	7%	11%	6%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 10), which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Ratio of net investment income to average net assets by 0.02%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017, July 31,2016, July 31, 2015, July 31, 2014 and July 31, 2013 were 2%, 5%, 7%, 4%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

132	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$66.78	$58.27	$64.91	$66.89	$60.17	$50.29

Income from investment operations:
Net investment income[a]	0.55	1.72	1.73 [b]	1.83 [b]	2.29	1.68
Net realized and unrealized gain (loss)[c]	7.41	8.45	(6.69)	(2.11)	6.66	9.96

Total from investment operations	7.96	10.17	(4.96)	(0.28)	8.95	11.64

Less distributions from:
Net investment income	(0.74)	(1.66)	(1.68)	(1.70)	(2.23)	(1.76)

Total distributions	(0.74)	(1.66)	(1.68)	(1.70)	(2.23)	(1.76)

Net asset value, end of period	$74.00	$66.78	$58.27	$64.91	$66.89	$60.17

Total return	11.99%[d]	17.68%	(7.54)%[b]	(0.41)%[b]	14.89%	23.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,604,757	$78,691,555	$59,853,751	$61,459,174	$55,102,208	$42,058,837
Ratio of expenses to average net assets[e]	0.31%	0.32%	0.33%	0.34%	0.33%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 10)[e]	n/a	0.32%	0.33%	0.33%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.56%	2.82%	2.99%[b]	2.84%[b]	3.47%	2.95%
Portfolio turnover rate[f]	1%[d]	2%	3%	2%	5%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 10), which resulted in the following increases for the years ended July 31, 2016 and July 31, 2015, respectively:
•	Net investment income per share by $0.02 and $0.06, respectively.
•	Total return by 0.03% and 0.07%, respectively.
•	Ratio of net investment income to average net assets by 0.04% and 0.08%, respectively.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$59.60	$51.00	$51.44	$51.45	$44.67	$35.98

Income from investment operations:
Net investment income[a]	0.42	1.28 [b]	1.20	1.12	1.09	1.05
Net realized and unrealized gain (loss)[c]	8.73	8.83	(0.54)	0.11	6.93	8.96

Total from investment operations	9.15	10.11	0.66	1.23	8.02	10.01

Less distributions from:
Net investment income	(0.75)	(1.51)	(1.10)	(1.24)	(1.24)	(1.32)

Total distributions	(0.75)	(1.51)	(1.10)	(1.24)	(1.24)	(1.32)

Net asset value, end of period	$68.00	$59.60	$51.00	$51.44	$51.45	$44.67

Total return	15.45%[d]	20.21%[b]	1.35%	2.55%	18.03%	28.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,015,865	$8,737,472	$5,967,131	$5,184,949	$4,043,615	$2,179,747
Ratio of expenses to average net assets[e]	0.39%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 10)[e]	n/a	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.33%	2.38%[b]	2.44%	2.26%	2.15%	2.53%
Portfolio turnover rate[f]	2%[d]	6%	17%	13%	17%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 10), which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

134	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI EAFE	Non-diversified
Currency Hedged MSCI ACWI	Non-diversified
Currency Hedged MSCI ACWI ex U.S.	Non-diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Non-diversified

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

136	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

138	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI ACWI
Barclays Capital Inc.	$859,465	$859,465	$—
BNP Paribas Prime Brokerage International Ltd.	5,040,391	5,022,402	(17,989)
Citigroup Global Markets Inc.	1,218,798	1,218,798	—
Credit Suisse Securities (USA) LLC	3,379,919	3,379,919	—
Deutsche Bank AG	1,207,649	1,207,649	—
Deutsche Bank Securities Inc.	145,308	145,308	—
Goldman Sachs & Co.	18,262,059	18,262,059	—
HSBC Bank PLC	20,597,539	20,597,539	—
JPMorgan Securities LLC	10,224,674	10,224,674	—
JPMorgan Securities PLC	177,512	177,512	—
Macquarie Bank Limited	1,607,124	1,607,124	—
Merrill Lynch, Pierce, Fenner & Smith	921,642	921,642	—
Morgan Stanley & Co. LLC	14,435,740	14,435,740	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,437,615	7,437,615	—
State Street Bank & Trust Company	2,606,766	2,606,766	—
UBS AG	581,895	581,895	—
Wells Fargo Securities LLC	781,456	778,667	(2,789)

	$89,485,552	$89,464,774	$(20,778)

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI ACWI ex U.S.
Barclays Capital Inc.	$1,734,460	$1,734,460	$—
Citigroup Global Markets Inc.	2,259,859	2,259,859	—
Credit Suisse Securities (USA) LLC	1,902,009	1,902,009	—
Goldman Sachs & Co.	6,629,976	6,629,976	—
JPMorgan Securities LLC	3,363,064	3,363,064	—
Macquarie Bank Limited	323,935	323,935	—
Merrill Lynch, Pierce, Fenner & Smith	1,274,221	1,274,221	—
Morgan Stanley & Co. International PLC	1,449,375	1,449,375	—
Morgan Stanley & Co. LLC	10,800,039	10,800,039	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	37,409,788	37,409,788	—
Nomura Securities International Inc.	276,027	276,027	—
Scotia Capital (USA) Inc.	259,479	259,479	—
SG Americas Securities LLC	1,009,427	1,009,427	—
State Street Bank & Trust Company	1,132,506	1,132,506	—
UBS AG	328,854	328,854	—

	$70,153,019	$70,153,019	$—

MSCI EAFE
Barclays Capital Inc.	$35,645,019	$35,645,019	$—
Citigroup Global Markets Inc.	44,158,175	44,158,175	—
Credit Suisse Securities (USA) LLC	9,922,625	9,922,625	—
Deutsche Bank Securities Inc.	7,293,932	7,293,932	—
Goldman Sachs & Co.	98,502,613	98,502,613	—
HSBC Bank PLC	3,370,129	3,370,129	—
JPMorgan Securities LLC	10,615,179	10,615,179	—
Macquarie Bank Limited	131,300	131,300	—
Merrill Lynch, Pierce, Fenner & Smith	67,508,543	67,508,543	—
Morgan Stanley & Co. LLC	71,719,883	71,719,883	—
Nomura Securities International Inc.	17,437,736	17,437,736	—
Scotia Capital (USA) Inc.	148,120	148,120	—
SG Americas Securities LLC	222,914	222,914	—
State Street Bank & Trust Company	6,625,113	6,625,113	—
UBS AG	26,188,693	26,188,693	—
UBS Securities LLC	653,583	653,583	—

	$400,143,557	$400,143,557	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI EAFE Small-Cap
Barclays Capital Inc.	$7,788,372	$7,788,372	$—
BNP Paribas Prime Brokerage Inc.	34,630	34,630	—
Citigroup Global Markets Inc.	25,228,295	25,228,295	—
Credit Suisse Securities (USA) LLC	29,765,357	29,765,357	—
Deutsche Bank Securities Inc.	38,748,579	38,748,579	—
Goldman Sachs & Co.	128,474,879	128,474,879	—
HSBC Bank PLC	17,027,384	17,027,384	—
Jefferies LLC	2,102,866	2,102,866	—
JPMorgan Securities LLC	92,175,761	92,175,761	—
Macquarie Bank Limited	15,045,025	15,045,025	—
Merrill Lynch, Pierce, Fenner & Smith	48,254,946	48,254,946	—
Morgan Stanley & Co. LLC	160,269,459	160,269,459	—
Nomura Securities International Inc.	3,484,926	3,484,926	—
Scotia Capital (USA) Inc.	1,482,404	1,482,404	—
SEB Securities Inc.	1,314,552	1,314,552	—
SG Americas Securities LLC	3,182,796	3,182,796	—
State Street Bank & Trust Company	24,454,619	24,454,619	—
UBS AG	27,458,943	27,458,943	—
UBS Securities LLC	2,327,637	2,327,637	—

	$628,621,430	$628,621,430	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares Adaptive Currency Hedged MSCI EAFE and iShares Currency Hedged MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee of 0.38%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2020 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee of 0.38%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. BFA has

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ETF (“ACWI”), after taking into account any fee waivers by ACWI, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.38%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.43%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For its investment advisory services to each of the iShares MSCI ACWI, iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion, up to and including $120 billion
0.227	Over $120 billion

In addition, for each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $12 billion
0.3800	[a]	Over $12 billion, up to and including $18 billion
0.3610	[a]	Over $18 billion, up to and including $24 billion
0.3430	[a]	Over $24 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

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iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI ACWI	$330
Currency Hedged MSCI ACWI ex U.S.	1,397
Currency Hedged MSCI EAFE Small-Cap	260
MSCI ACWI	133,100
MSCI ACWI ex U.S.	64,319
MSCI EAFE	956,438
MSCI EAFE Small-Cap	2,203,603

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$41,952,621	$13,441,127
MSCI ACWI ex U.S.	10,193,832	7,315,668
MSCI EAFE	192,739,480	93,271,949
MSCI EAFE Small-Cap	34,977,847	100,646,053

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of January 31, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Adaptive Currency Hedged MSCI EAFE	1	68%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$68,257	$114,997
Currency Hedged MSCI ACWI	75,473	149,952
Currency Hedged MSCI ACWI ex U.S.	2,543,087	5,889,929
Currency Hedged MSCI EAFE	145,592,414	317,120,713
Currency Hedged MSCI EAFE Small-Cap	274,070	671,404
MSCI ACWI	223,006,977	166,073,824
MSCI ACWI ex U.S.	131,870,844	59,504,090
MSCI EAFE	1,611,101,859	862,781,923
MSCI EAFE Small-Cap	695,966,312	195,742,096

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI	$1,349,891	$—
Currency Hedged MSCI ACWI ex U.S.	16,134,914	9,256,140
Currency Hedged MSCI EAFE	526,774,664	673,965,393
Currency Hedged MSCI EAFE Small-Cap	1,521,255	2,917,600
MSCI ACWI	1,101,388,653	412,206,869
MSCI ACWI ex U.S.	361,878,183	—
MSCI EAFE	1,018,031,397	3,536,058,628
MSCI EAFE Small-Cap	939,331,454	507,079,252

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iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,395,377	$774,551	$4,641,637	$2,355,330

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
iShares MSCI EAFE ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$297,401

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
Equity contracts:
Futures contracts	$2,272,109	$477,211	$26,502,094	$2,117,022

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
Equity contracts:
Futures contracts	$1,395,377	$774,551	$8,524,756	$2,355,330

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iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2018:

	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
Average notional value of contracts purchased	$18,069,408	$7,221,527	$446,823,432	$38,508,450

6.	FORWARD CURRENCY CONTRACTS

Each currency-hedged fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$18,292	$10,665	$519,777

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation		$21,723,504	$57,622

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Liabilities
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$86,473	$82,174	$3,780,260

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation		$209,794,983	$441,026

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$8,768	$(21,508)	$(1,523,821)

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts		$(56,234,396)	$(261,945)

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iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$(50,812)	$(42,283)	$(1,292,119)

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts		$(84,680,150)	$(74,464)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2018:

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Average amounts purchased in U.S. dollars	$3,278,650	$2,608,419	$132,058,878
Average amounts sold in U.S. dollars	$4,658,834	$4,378,703	$221,801,555

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Average amounts purchased in U.S. dollars		$5,169,833,504	$16,721,133
Average amounts sold in U.S. dollars		$9,463,476,814	$25,524,439

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of January 31, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI EAFE ETF
Forward currency contracts	$18,292	$(18,292)	$—

iShares Currency Hedged MSCI ACWI ETF
Forward currency contracts	$10,665	$(10,665)	$—

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$519,777	$(519,777)	$—

iShares Currency Hedged MSCI EAFE ETF
Forward currency contracts	$21,723,504	$(20,046,400)	$1,677,104

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts	$57,622	$(57,622)	$—

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	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged [a]	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI EAFE ETF
Forward currency contracts	$86,473	$(18,292)	$—	$68,181

iShares Currency Hedged MSCI ACWI ETF
Forward currency contracts	$82,174	$(10,665)	$—	$71,509

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$3,780,260	$(519,777)	$(2,740,000)	$520,483

iShares Currency Hedged MSCI EAFE ETF
Forward currency contracts	$209,794,983	$(20,046,400)	$(19,910,000)	$169,838,583

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts	$441,026	$(57,622)	$—	$383,404

[a]	Excess of collateral pledged is not shown for financial reporting purposes.

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	151

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

152	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Adaptive Currency Hedged MSCI EAFE	$62,276	$—	$—	$62,276
Currency Hedged MSCI ACWI	65,882	—	—	65,882
Currency Hedged MSCI ACWI ex U.S.	4,977,380	—	—	4,977,380
Currency Hedged MSCI EAFE Small-Cap	226,345	—	—	226,345
MSCI ACWI	194,328,263	5,090,715	6,821,554	206,240,532
MSCI ACWI ex U.S.	135,132,609	7,365,062	7,522,978	150,020,649
MSCI EAFE	2,805,639,699	1,597,347,728	896,354,758	5,299,342,185
MSCI EAFE Small-Cap	33,912,280	7,305,376	—	41,217,656

[a]	Must be utilized prior to losses subjected to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI EAFE	$2,335,191	$670,705	$(87,616)	$583,089
Currency Hedged MSCI ACWI	3,717,814	874,087	(84,191)	789,896
Currency Hedged MSCI ACWI ex U.S.	82,207,235	18,753,765	(3,962,856)	14,790,909
Currency Hedged MSCI EAFE	3,869,847,031	623,846,053	(245,815,856)	378,030,197
Currency Hedged MSCI EAFE Small-Cap	8,050,636	1,439,741	(448,096)	991,645
MSCI ACWI	7,405,177,047	2,130,173,864	(376,504,751)	1,753,669,113
MSCI ACWI ex U.S.	3,106,402,285	608,923,828	(198,923,796)	410,000,032
MSCI EAFE	72,174,088,050	20,265,315,241	(6,737,522,347)	13,527,792,894
MSCI EAFE Small-Cap	9,131,710,057	2,952,510,831	(413,768,679)	2,538,742,152

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	LINE OF CREDIT

The iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs, along with certain other iShares funds, are parties to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Funds became parties to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended January 31, 2018.

10.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI, iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs have filed claims to recover taxes withheld on dividend income by certain jurisdictions in the European Union on the basis that those jurisdictions had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland (and additionally taxes withheld by Sweden for the iShares MSCI EAFE ETF) based upon recent favorable determinations issued by the tax authorities in the applicable member states. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland and/or Sweden, as applicable, for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

The iShares MSCI ACWI ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed as a payable for “IRS compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF,

154	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	155

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI EAFE	$0.278368	$—	$0.026322	$0.304690	91%	—%	9%	100%
Currency Hedged MSCI ACWI	0.266923	—	0.025384	0.292307	91	—	9	100
Currency Hedged MSCI ACWI ex U.S.	0.259099	—	0.030272	0.289371	90	—	10	100
Currency Hedged MSCI EAFE	0.283161	—	0.026912	0.310073	91	—	9	100
Currency Hedged MSCI EAFE Small-Cap	0.342423	—	0.061607	0.404030	85	—	15	100
MSCI ACWI	0.607049	—	0.062314	0.669363	91	—	9	100
MSCI ACWI ex U.S.	0.471971	—	0.056029	0.528000	89	—	11	100
MSCI EAFE	0.678909	—	0.063657	0.742566	91	—	9	100
MSCI EAFE Small-Cap	0.626974	—	0.127680	0.754654	83	—	17	100

156	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	157

Notes:

158	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-703-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
➢	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
➢	iShares Core Growth Allocation ETF | AOR | NYSE Arca
➢	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
➢	iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

Fund Performance Overview

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

Performance as of January 31, 2018

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 4.17%, net of fees, while the total return for the Index was 4.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.01%	10.10%	10.28%	10.01%	10.10%	10.28%
5 Years	4.81%	4.80%	4.88%	26.45%	26.41%	26.90%
Since Inception	5.79%	5.78%	5.87%	68.20%	68.17%	69.33%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,041.70	$0.87	$1,000.00	$1,024.30	$0.87	0.17%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/18

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	57.69%
Domestic Equity	16.25
International Equity	15.75
International Fixed Income	10.31

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	57.69%
iShares Core S&P 500 ETF	14.66
iShares Core MSCI International Developed Markets ETF	12.37
iShares Core International Aggregate Bond ETF	10.31
iShares Core MSCI Emerging Markets ETF	3.37

TOTAL	98.40%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MODERATE ALLOCATION ETF

Performance as of January 31, 2018

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 5.62%, net of fees, while the total return for the Index was 5.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.48%	12.56%	12.72%	12.48%	12.56%	12.72%
5 Years	6.10%	6.08%	6.19%	34.48%	34.33%	35.00%
Since Inception	6.90%	6.89%	7.00%	85.36%	85.15%	86.85%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,056.20	$0.93	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/18

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	48.99%
Domestic Equity	21.46
International Equity	20.79
International Fixed Income	8.76

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	48.99%
iShares Core S&P 500 ETF	19.35
iShares Core MSCI International Developed Markets ETF	16.34
iShares Core International Aggregate Bond ETF	8.75
iShares Core MSCI Emerging Markets ETF	4.46

TOTAL	97.89%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE GROWTH ALLOCATION ETF

Performance as of January 31, 2018

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 8.45%, net of fees, while the total return for the Index was 8.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.46%	17.48%	17.60%	17.46%	17.48%	17.60%
5 Years	8.55%	8.53%	8.65%	50.74%	50.60%	51.40%
Since Inception	9.11%	9.11%	9.22%	123.89%	123.87%	125.79%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,084.50	$0.95	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/18

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	32.06%
Domestic Equity	31.60
International Equity	30.61
International Fixed Income	5.73

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	32.06%
iShares Core S&P 500 ETF	28.50
iShares Core MSCI International Developed Markets ETF	24.05
iShares Core MSCI Emerging Markets ETF	6.56
iShares Core International Aggregate Bond ETF	5.73

TOTAL	96.90%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

Performance as of January 31, 2018

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.27%, net of fees, while the total return for the Index was 11.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.43%	22.47%	22.51%	22.43%	22.47%	22.51%
5 Years	10.70%	10.69%	10.81%	66.20%	66.18%	67.05%
Since Inception	11.41%	11.41%	11.54%	171.52%	171.53%	174.28%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,112.70	$0.96	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/18

Asset Class	Percentage of Total Investments*

Domestic Equity	41.37%
International Equity	40.08
Domestic Fixed Income	15.74
International Fixed Income	2.81

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	37.31%
iShares Core MSCI International Developed Markets ETF	31.49
iShares Core Total USD Bond Market ETF	15.74
iShares Core MSCI Emerging Markets ETF	8.59
iShares Core International Aggregate Bond ETF	2.81

TOTAL	95.94%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

Performance as of January 31, 2018

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 1.90%, net of fees, while the total return for the Index was 1.99%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.79%	8.88%	8.90%	8.79%	8.88%	8.90%
5 Years	4.80%	4.82%	4.76%	26.41%	26.56%	26.20%
Since Inception	5.78%	5.79%	5.77%	38.78%	38.88%	38.66%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,019.00	$1.27	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/18

Asset Class	Percentage of Total Investments*

Domestic Equity	23.71%
International Fixed Income	20.32
Non-Investment Grade Bonds	19.96
Mortgage-Backed Securities	14.85
Domestic Real Estate	13.71
Investment Grade Bonds	4.99
International Equity	2.46

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

iShares iBoxx $ High Yield Corporate Bond ETF	19.96%
iShares J.P. Morgan USD Emerging Markets Bond ETF	14.99
iShares MBS ETF	14.85
iShares Mortgage Real Estate ETF	13.71
iShares Core High Dividend ETF	10.03

TOTAL	73.54%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.76%

DOMESTIC EQUITY — 16.21%
iShares Core S&P 500 ETF[a]	246,612	$70,074,800
iShares Core S&P Mid-Cap ETF[a]	27,058	5,277,392
iShares Core S&P Small-Cap ETF[a,b]	29,900	2,354,326

		77,706,518
DOMESTIC FIXED INCOME — 57.56%
iShares Core Total USD Bond Market ETF[a]	5,470,162	275,860,270

		275,860,270
INTERNATIONAL EQUITY — 15.71%
iShares Core MSCI Emerging Markets ETF[a]	262,611	16,134,820
iShares Core MSCI International Developed Markets ETF[a]	964,546	59,145,960

		75,280,780
INTERNATIONAL FIXED INCOME — 10.28%
iShares Core International Aggregate Bond ETF[a]	950,093	49,300,326

		49,300,326

TOTAL INVESTMENT COMPANIES
(Cost: $457,588,377)		478,147,894

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,c,d]	2,421,416	2,421,900
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,c]	1,207,689	1,207,689

		3,629,589

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,629,589)		3,629,589

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $461,217,966)		481,777,483
Other Assets, Less Liabilities — (0.52)%		(2,494,346)

NET ASSETS — 100.00%		$479,283,137

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,421,416	[b]	—	2,421,416	$2,421,900	$4,377	[c]	$(1,810)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	453,300	754,389	[b]	—	1,207,689	1,207,689	4,459		—	—
iShares Core International Aggregate Bond ETF	762,838	305,616		(118,361)	950,093	49,300,326	39,205		170,071	187,590
iShares Core MSCI Emerging Markets ETF	245,911	73,078		(56,378)	262,611	16,134,820	259,375		433,645	1,836,282
iShares Core MSCI Europe ETF	615,547	103,038		(718,585)	—	—	—		3,879,311	(2,734,993)
iShares Core MSCI International Developed Markets ETF	—	1,074,715		(110,169)	964,546	59,145,960	220,332		102,145	3,932,909
iShares Core MSCI Pacific ETF	355,887	59,553		(415,440)	—	—	—		3,136,831	(2,122,132)
iShares Core S&P 500 ETF	253,811	72,461		(79,660)	246,612	70,074,800	679,267		2,779,454	6,506,733
iShares Core S&P Mid-Cap ETF	29,046	8,171		(10,159)	27,058	5,277,392	33,922		226,056	360,146
iShares Core S&P Small-Cap ETF	31,696	8,930		(10,726)	29,900	2,354,326	15,986		105,221	161,498
iShares Core Total USD Bond Market ETF	2,644,527	3,485,038		(659,403)	5,470,162	275,860,270	2,417,533		(37,700)	(3,526,762)
iShares U.S. Credit Bond ETF	345,395	57,798		(403,193)	—	—	310,486		(410,882)	349,583
iShares U.S. Treasury Bond ETF	2,045,909	342,459		(2,388,368)	—	—	222,981		(1,216,550)	929,742

						$481,777,483	$4,207,923		$9,165,792	$5,880,596

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$478,147,894	$—	$—	$478,147,894
Money market funds	3,629,589	—	—	3,629,589

Total	$481,777,483	$—	$—	$481,777,483

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 21.45%
iShares Core S&P 500 ETF[a]	644,089	$183,017,889
iShares Core S&P Mid-Cap ETF[a]	70,681	13,785,622
iShares Core S&P Small-Cap ETF[a,b]	78,093	6,149,043

		202,952,554
DOMESTIC FIXED INCOME — 48.95%
iShares Core Total USD Bond Market ETF[a]	9,185,096	463,204,391

		463,204,391
INTERNATIONAL EQUITY — 20.78%
iShares Core MSCI Emerging Markets ETF[a]	685,869	42,139,792
iShares Core MSCI International Developed Markets ETF[a,b]	2,519,160	154,474,891

		196,614,683
INTERNATIONAL FIXED INCOME — 8.75%
iShares Core International Aggregate Bond ETF[a,b]	1,595,209	82,775,395

		82,775,395

TOTAL INVESTMENT COMPANIES (Cost: $888,772,711)		945,547,023

SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,c,d]	11,804,704	11,807,065
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,c]	794,346	794,346

		12,601,411

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,601,382)		12,601,411

Value
TOTAL INVESTMENTS IN SECURITIES — 101.26% (Cost: $901,374,093)	$958,148,434
Other Assets, Less Liabilities — (1.26)%	(11,928,588)

NET ASSETS — 100.00%	$946,219,846

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,822,016	1,982,688	[b]	—	11,804,704	$11,807,065	$26,278	[c]	$(675)	$29
BlackRock Cash Funds: Treasury, SL Agency Shares	1,429,015	—		(634,669)[b]	794,346	794,346	11,488		—	—
iShares Core International Aggregate Bond ETF	1,188,838	504,640		(98,269)	1,595,209	82,775,395	50,969		86,080	365,047
iShares Core MSCI Emerging Markets ETF	596,198	175,254		(85,583)	685,869	42,139,792	659,384		463,120	5,166,833
iShares Core MSCI Europe ETF	1,492,224	193,647		(1,685,871)	—	—	—		9,360,165	(6,736,400)
iShares Core MSCI International Developed Markets ETF	—	2,612,238		(93,078)	2,519,160	154,474,891	560,139		110,080	10,086,114
iShares Core MSCI Pacific ETF	862,782	111,945		(974,727)	—	—	—		7,495,274	(5,162,960)
iShares Core S&P 500 ETF	615,356	171,765		(143,032)	644,089	183,017,889	1,645,842		2,727,847	19,847,612
iShares Core S&P Mid-Cap ETF	70,374	19,242		(18,935)	70,681	13,785,622	81,623		264,206	1,128,154
iShares Core S&P Small-Cap ETF	76,876	21,144		(19,927)	78,093	6,149,043	38,855		125,468	504,035
iShares Core Total USD Bond Market ETF	4,121,363	5,539,365		(475,632)	9,185,096	463,204,391	3,655,763		103,822	(5,788,779)
iShares U.S. Credit Bond ETF	538,327	69,870		(608,197)	—	—	470,829		(34,185)	(57,286)
iShares U.S. Treasury Bond ETF	3,188,424	413,763		(3,602,187)	—	—	338,151		(1,408,810)	1,000,238

						$958,148,434	$7,539,321		$19,292,392	$20,352,637

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$945,547,023	$—	$—	$945,547,023
Money market funds	12,601,411	—	—	12,601,411

Total	$958,148,434	$—	$—	$958,148,434

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 31.58%
iShares Core S&P 500 ETF[a]	1,157,519	$328,909,024
iShares Core S&P Mid-Cap ETF[a]	127,015	24,773,006
iShares Core S&P Small-Cap ETF[a]	140,333	11,049,820

		364,731,850
DOMESTIC FIXED INCOME — 32.03%
iShares Core Total USD Bond Market ETF[a]	7,336,389	369,974,097

		369,974,097
INTERNATIONAL EQUITY — 30.59%
iShares Core MSCI Emerging Markets ETF[a]	1,232,595	75,730,637
iShares Core MSCI International Developed Markets ETF[a]	4,527,262	277,611,706

		353,342,343
INTERNATIONAL FIXED INCOME — 5.73%
iShares Core International Aggregate Bond ETF[a]	1,274,142	66,115,228

		66,115,228

TOTAL INVESTMENT COMPANIES
(Cost: $1,042,055,167)		1,154,163,518

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	997,753	997,753

		997,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $997,753)		997,753

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $1,043,052,920)		1,155,161,271
Other Assets, Less Liabilities — (0.02)%		(177,027)

NET ASSETS — 100.00%		$1,154,984,244

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,SL Agency Shares	456,540	—	(456,540)[b]	—	$—	$23,745	[c]	$(882)	$(9)
BlackRock Cash Funds: Treasury,SL Agency Shares	1,337,663	—	(339,910)[b]	997,753	997,753	12,264		—	—
iShares Core International Aggregate Bond ETF	1,073,999	352,475	(152,332)	1,274,142	66,115,228	47,993		169,799	324,130
iShares Core MSCI Emerging Markets ETF	1,211,854	201,327	(180,586)	1,232,595	75,730,637	1,261,720		1,740,588	9,037,724
iShares Core MSCI Europe ETF	3,033,132	240,315	(3,273,447)	—	—	—		18,676,887	(13,405,377)
iShares Core MSCI International Developed Markets ETF	—	5,035,857	(508,595)	4,527,262	277,611,706	1,071,812		811,288	18,343,628
iShares Core MSCI Pacific ETF	1,753,753	138,935	(1,892,688)	—	—	—		15,050,091	(10,370,763)
iShares Core S&P 500 ETF	1,250,731	197,990	(291,202)	1,157,519	328,909,024	3,227,100		8,154,439	35,316,632
iShares Core S&P Mid-Cap ETF	143,036	22,179	(38,200)	127,015	24,773,006	160,561		735,801	1,976,124
iShares Core S&P Small-Cap ETF	156,160	24,349	(40,176)	140,333	11,049,820	76,055		351,566	874,704
iShares Core Total USD Bond Market ETF	3,723,207	4,469,224	(856,042)	7,336,389	369,974,097	3,284,533		270,369	(4,968,173)
iShares U.S. Credit Bond ETF	486,279	38,517	(524,796)	—	—	426,027		180,143	(252,901)
iShares U.S. Treasury Bond ETF	2,880,392	228,216	(3,108,608)	—	—	306,047		(1,169,986)	825,692

					$1,155,161,271	$9,897,857		$44,970,103	$37,701,411

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,154,163,518	$—	$—	$1,154,163,518
Money market funds	997,753	—	—	997,753

Total	$1,155,161,271	$—	$—	$1,155,161,271

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 41.34%
iShares Core S&P 500 ETF[a]	1,140,665	$324,119,960
iShares Core S&P Mid-Cap ETF[a]	125,169	24,412,962
iShares Core S&P Small-Cap ETF[a,b]	138,290	10,888,954

		359,421,876
DOMESTIC FIXED INCOME — 15.72%
iShares Core Total USD Bond Market ETF[a]	2,711,067	136,719,109

		136,719,109
INTERNATIONAL EQUITY — 40.05%
iShares Core MSCI Emerging Markets ETF[a]	1,214,635	74,627,174
iShares Core MSCI International Developed Markets ETF[a]	4,461,318	273,568,020

		348,195,194
INTERNATIONAL FIXED INCOME — 2.81%
iShares Core International Aggregate Bond ETF[a]	470,845	24,432,147

		24,432,147

TOTAL INVESTMENT COMPANIES (Cost: $754,642,719)		868,768,326

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,c,d]	8,693,778	8,695,517
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,c]	779,078	779,078

		9,474,595

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,474,385)		9,474,595

TOTAL INVESTMENTS IN SECURITIES — 101.01% (Cost: $764,117,104)		878,242,921
Other Assets, Less Liabilities — (1.01)%		(8,818,440)

NET ASSETS — 100.00%		$869,424,481

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	8,693,778	[b]	—	8,693,778	$8,695,517	$15,492	[c]	$(4,739)	$210
BlackRock Cash Funds: Treasury, SL Agency Shares	885,546	—		(106,468)[b]	779,078	779,078	7,210		—	—
iShares Core International Aggregate Bond ETF	350,681	146,286		(26,122)	470,845	24,432,147	16,018		10,778	131,757
iShares Core MSCI Emerging Markets ETF	1,055,267	230,768		(71,400)	1,214,635	74,627,174	1,155,767		373,296	9,467,107
iShares Core MSCI Europe ETF	2,641,278	220,110		(2,861,388)	—	—	—		16,193,061	(11,657,483)
iShares Core MSCI International Developed Markets ETF	—	4,620,703		(159,385)	4,461,318	273,568,020	981,781		151,189	17,730,423
iShares Core MSCI Pacific ETF	1,527,210	127,270		(1,654,480)	—	—	—		13,137,056	(9,136,705)
iShares Core S&P 500 ETF	1,089,184	210,532		(159,051)	1,140,665	324,119,960	2,849,148		2,538,684	37,001,987
iShares Core S&P Mid-Cap ETF	124,582	23,536		(22,949)	125,169	24,412,962	141,056		249,125	2,173,758
iShares Core S&P Small-Cap ETF	136,032	25,842		(23,584)	138,290	10,888,954	67,326		119,465	972,457
iShares Core Total USD Bond Market ETF	1,215,789	1,624,367		(129,089)	2,711,067	136,719,109	1,085,504		(29,362)	(1,638,405)
iShares U.S. Credit Bond ETF	158,834	13,244		(172,078)	—	—	137,858		(13,470)	(12,009)
iShares U.S. Treasury Bond ETF	940,604	78,386		(1,018,990)	—	—	99,015		(374,895)	264,788

						$878,242,921	$6,556,175		$32,350,188	$45,297,885

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$868,768,326	$—	$—	$868,768,326
Money market funds	9,474,595	—	—	9,474,595

Total	$878,242,921	$—	$—	$878,242,921

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 23.71%
iShares Core High Dividend ETF[a]	373,381	$34,436,930
iShares Select Dividend ETF[a]	299,822	30,180,082
iShares U.S. Preferred Stock ETF[a]	446,256	16,788,151

		81,405,163
DOMESTIC REAL ESTATE — 13.71%
iShares Mortgage Real Estate ETF[a]	1,117,980	47,066,958

		47,066,958
INTERNATIONAL EQUITY — 2.46%
iShares International Select Dividend ETF[a]	239,997	8,457,494

		8,457,494
INTERNATIONAL FIXED INCOME — 20.32%
iShares J.P. Morgan EM Local Currency Bond ETF[a,b,c]	363,380	18,288,915
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,b]	446,166	51,469,710

		69,758,625
INVESTMENT GRADE BONDS — 4.99%
iShares 10+ Year Credit Bond ETF[a]	274,255	17,151,908

		17,151,908
MORTGAGE-BACKED SECURITIES — 14.85%
iShares MBS ETF[a]	483,896	50,983,283

		50,983,283
NON-INVESTMENT GRADE BONDS — 19.96%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	785,148	68,543,420

		68,543,420

TOTAL INVESTMENT COMPANIES (Cost: $341,397,390)		343,366,851

Security	Shares	Value
SHORT-TERM INVESTMENTS — 30.94%

MONEY MARKET FUNDS — 30.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,d,e]	106,183,315	$106,204,552
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,d]	38,003	38,003

		106,242,555

TOTAL SHORT-TERM INVESTMENTS (Cost: $106,234,976)		106,242,555

TOTAL INVESTMENTS IN SECURITIES — 130.94% (Cost: $447,632,366)		449,609,406
Other Assets, Less Liabilities — (30.94)%		(106,230,303)

NET ASSETS — 100.00%		$343,379,103

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	65,940,825	40,242,490	[b]	—	106,183,315	$106,204,552	$286,484	[c]	$(13,244)	$5,800
BlackRock Cash Funds: Treasury, SL Agency Shares	3,333	34,670	[b]	—	38,003	38,003	1,190		—	—
iShares 10+ Year Credit Bond ETF	540,335	31,630		(297,710)	274,255	17,151,908	565,433		(7,302)	320,912
iShares Core High Dividend ETF	463,922	167,421		(257,962)	373,381	34,436,930	726,479		1,178,764	2,739,410
iShares iBoxx $ High Yield Corporate Bond ETF	737,680	67,074		(19,606)	785,148	68,543,420	1,681,190		28,785	(1,261,321)
iShares iBoxx $ Investment Grade Corporate Bond ETF	409,465	4,899		(414,364)	—	—	130,149		577,917	(394,036)
iShares International Select Dividend ETF	795,178	33,335		(588,516)	239,997	8,457,494	220,817		3,187,383	(2,823,979)
iShares J.P. Morgan EM Local Currency Bond ETF	—	373,430		(10,050)	363,380	18,288,915	—		(4,012)	649,844
iShares J.P. Morgan USD Emerging Markets Bond ETF	425,706	34,053		(13,593)	446,166	51,469,710	1,141,232		1,965	26,228
iShares MBS ETF	—	494,619		(10,723)	483,896	50,983,283	308,764		(5,505)	(915,905)
iShares Mortgage Real Estate ETF	1,061,857	109,207		(53,084)	1,117,980	47,066,958	2,035,408		137,412	(4,324,213)
iShares Select Dividend ETF	—	302,048		(2,226)	299,822	30,180,082	236,346		171	619,115
iShares U.S. Preferred Stock ETF	418,825	38,437		(11,006)	446,256	16,788,151	438,371		1,904	(713,872)

						$449,609,406	$7,771,863		$5,084,238	$(6,072,017)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$343,366,851	$—	$—	$343,366,851
Money market funds	106,242,555	—	—	106,242,555

Total	$449,609,406	$—	$—	$449,609,406

See notes to financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

ASSETS
Investments in affiliates, at cost:	$461,217,966	$901,374,093	$1,043,052,920

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$481,777,483	$958,148,434	$1,155,161,271
Receivables:
Securities lending income (Note 1)	3,228	17,113	4,244

Total Assets	481,780,711	958,165,547	1,155,165,515

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	2,421,900	11,798,468	—
Investment advisory fees (Note 2)	75,674	147,233	181,271

Total Liabilities	2,497,574	11,945,701	181,271

NET ASSETS	$479,283,137	$946,219,846	$1,154,984,244

Net assets consist of:
Paid-in capital	$455,782,674	$886,694,901	$1,032,757,568
Distributions in excess of net investment income	(215,085)	(367,083)	(303,600)
Undistributed net realized gain	3,156,031	3,117,687	10,421,925
Net unrealized appreciation	20,559,517	56,774,341	112,108,351

NET ASSETS	$479,283,137	$946,219,846	$1,154,984,244

Shares outstanding[b]	13,700,000	24,450,000	25,000,000

Net asset value per share	$34.98	$38.70	$46.20

[a]	Securities on loan with values of $2,354,326, $11,481,602 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in affiliates, at cost:	$764,117,104	$447,632,366

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$878,242,921	$449,609,406
Receivables:
Due from custodian (Note 4)	—	26,857
Securities lending income (Note 1)	10,600	44,836
Capital shares sold	3,998	—

Total Assets	878,257,519	449,681,099

LIABILITIES
Payables:
Investment securities purchased	—	26,857
Collateral for securities on loan (Note 1)	8,700,048	106,202,759
Investment advisory fees (Note 2)	132,990	72,380

Total Liabilities	8,833,038	106,301,996

NET ASSETS	$869,424,481	$343,379,103

Net assets consist of:
Paid-in capital	$752,605,798	$348,622,592
Undistributed (distributions in excess of) net investment income	(83,704)	850,249
Undistributed net realized gain (accumulated net realized loss)	2,776,570	(8,070,778)
Net unrealized appreciation	114,125,817	1,977,040

NET ASSETS	$869,424,481	$343,379,103

Shares outstanding[b]	15,500,000	13,400,000

Net asset value per share	$56.09	$25.63

[a]	Securities on loan with values of $8,457,306 and $104,221,360, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,203,546	$7,513,043	$9,874,112
Securities lending income — affiliated — net (Note 2)	4,377	26,278	23,745

Total investment income	4,207,923	7,539,321	9,897,857

EXPENSES
Investment advisory fees (Note 2)	574,518	1,048,461	1,405,895

Total expenses	574,518	1,048,461	1,405,895
Less investment advisory fees waived (Note 2)	(173,782)	(311,120)	(407,613)

Net expenses	400,736	737,341	998,282

Net investment income	3,807,187	6,801,980	8,899,575

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	5,619,100	15,506,358	33,874,162
In-kind redemptions — affiliated (Note 2)	3,546,692	3,786,034	11,095,941

Net realized gain	9,165,792	19,292,392	44,970,103

Net change in unrealized appreciation/depreciation on: Investments — affiliated (Note 2)	5,880,596	20,352,637	37,701,411

Net change in unrealized appreciation/depreciation	5,880,596	20,352,637	37,701,411

Net realized and unrealized gain	15,046,388	39,645,029	82,671,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,853,575	$46,447,009	$91,571,089

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$6,540,683	$7,485,379
Securities lending income — affiliated — net (Note 2)	15,492	286,484

Total investment income	6,556,175	7,771,863

EXPENSES
Investment advisory fees (Note 2)	957,199	426,394

Total expenses	957,199	426,394
Less investment advisory fees waived (Note 2)	(269,089)	(555)

Net expenses	688,110	425,839

Net investment income	5,868,065	7,346,024

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	28,943,988	4,624,285
In-kind redemptions — affiliated (Note 2)	3,406,200	459,953

Net realized gain	32,350,188	5,084,238

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	45,297,885	(6,072,017)

Net change in unrealized appreciation/depreciation	45,297,885	(6,072,017)

Net realized and unrealized gain (loss)	77,648,073	(987,779)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,516,138	$6,358,245

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Unaudited)

iSHARES® TRUST

	iShares Core Conservative Allocation ETF		iShares Core Moderate Allocation ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,807,187	$7,453,894	$6,801,980	$14,078,242
Net realized gain	9,165,792	3,594,724	19,292,392	6,815,452
Net change in unrealized appreciation/depreciation	5,880,596	5,742,721	20,352,637	23,627,275

Net increase in net assets resulting from operations	18,853,575	16,791,339	46,447,009	44,520,969

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,022,272)	(7,499,233)	(7,169,063)	(14,161,090)
From net realized gain	(4,502,203)	—	(13,043,303)	—

Total distributions to shareholders	(8,524,475)	(7,499,233)	(20,212,366)	(14,161,090)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	124,427,063	157,703,941	229,073,471	326,190,907
Cost of shares redeemed	(53,807,514)	(57,036,875)	(45,663,106)	(151,140,854)

Net increase in net assets from capital share transactions	70,619,549	100,667,066	183,410,365	175,050,053

INCREASE IN NET ASSETS	80,948,649	109,959,172	209,645,008	205,409,932

NET ASSETS
Beginning of period	398,334,488	288,375,316	736,574,838	531,164,906

End of period	$479,283,137	$398,334,488	$946,219,846	$736,574,838

Distributions in excess of net investment income included in net assets at end of period	$(215,085)	$—	$(367,083)	$—

SHARES ISSUED AND REDEEMED
Shares sold	3,600,000	4,750,000	6,000,000	9,100,000
Shares redeemed	(1,550,000)	(1,750,000)	(1,200,000)	(4,250,000)

Net increase in shares outstanding	2,050,000	3,000,000	4,800,000	4,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Unaudited) (Continued)

iSHARES® TRUST

	iShares Core Growth Allocation ETF		iShares Core Aggressive Allocation ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,899,575	$20,360,591	$5,868,065	$12,296,956
Net realized gain	44,970,103	15,309,186	32,350,188	7,949,983
Net change in unrealized appreciation/depreciation	37,701,411	59,064,655	45,297,885	57,672,520

Net increase in net assets resulting from operations	91,571,089	94,734,432	83,516,138	77,919,459

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,203,175)	(20,478,824)	(5,951,769)	(12,382,507)
From net realized gain	(30,271,487)	—	(26,482,726)	—

Total distributions to shareholders	(39,474,662)	(20,478,824)	(32,434,495)	(12,382,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	178,346,088	481,715,140	146,606,701	247,864,273
Cost of shares redeemed	(104,654,447)	(289,860,095)	(21,143,580)	(64,887,510)

Net increase in net assets from capital share transactions	73,691,641	191,855,045	125,463,121	182,976,763

INCREASE IN NET ASSETS	125,788,068	266,110,653	176,544,764	248,513,715

NET ASSETS
Beginning of period	1,029,196,176	763,085,523	692,879,717	444,366,002

End of period	$1,154,984,244	$1,029,196,176	$869,424,481	$692,879,717

Distributions in excess of net investment income included in net assets at end of period	$(303,600)	$—	$(83,704)	$—

SHARES ISSUED AND REDEEMED
Shares sold	3,950,000	11,700,000	2,700,000	5,100,000
Shares redeemed	(2,300,000)	(7,050,000)	(400,000)	(1,350,000)

Net increase in shares outstanding	1,650,000	4,650,000	2,300,000	3,750,000

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Unaudited) (Continued)

iSHARES® TRUST

	iShares Morningstar Multi-Asset Income ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,346,024	$12,932,196
Net realized gain (loss)	5,084,238	(2,684,011)
Net change in unrealized appreciation/depreciation	(6,072,017)	10,356,741

Net increase in net assets resulting from operations	6,358,245	20,604,926

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,495,775)	(13,368,423)
Return of capital	—	(197,514)

Total distributions to shareholders	(6,495,775)	(13,565,937)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,587,205	90,100,928
Cost of shares redeemed	(6,395,424)	(6,291,816)

Net increase in net assets fromcapital share transactions	14,191,781	83,809,112

INCREASE IN NET ASSETS	14,054,251	90,848,101

NET ASSETS
Beginning of period	329,324,852	238,476,751

End of period	$343,379,103	$329,324,852

Undistributed net investment income included in net assets at end of period	$850,249	$—

SHARES ISSUED AND REDEEMED
Shares sold	800,000	3,600,000
Shares redeemed	(250,000)	(250,000)

Net increase in shares outstanding	550,000	3,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights (Unaudited)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$34.19	$33.34	$32.51	$32.54	$31.18	$30.08

Income from investment operations:
Net investment income[a]	0.29	0.74	0.65	0.66	0.64	0.63
Net realized and unrealized gain (loss)[b]	1.12	0.84	0.83	(0.03)	1.35	1.09

Total from investment operations	1.41	1.58	1.48	0.63	1.99	1.72

Less distributions from:
Net investment income	(0.31)	(0.73)	(0.65)	(0.66)	(0.63)	(0.62)
Net realized gain	(0.31)	—	—	—	—	—

Total distributions	(0.62)	(0.73)	(0.65)	(0.66)	(0.63)	(0.62)

Net asset value, end of period	$34.98	$34.19	$33.34	$32.51	$32.54	$31.18

Total return	4.17%[c]	4.84%	4.65%	1.93%	6.42%	5.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$479,283	$398,334	$288,375	$243,851	$180,591	$135,625
Ratio of expenses to average net assets[d,e]	0.17%	0.14%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.66%	2.22%	2.04%	2.02%	2.00%	2.03%
Portfolio turnover rate[f]	39%[c]	2%	12%	83%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Unaudited) (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$37.48	$35.89	$35.19	$34.99	$32.99	$30.95

Income from investment operations:
Net investment income[a]	0.31	0.81	0.73	0.74	0.71	0.67
Net realized and unrealized gain[b]	1.78	1.54	0.66	0.17	1.98	2.09

Total from investment operations	2.09	2.35	1.39	0.91	2.69	2.76

Less distributions from:
Net investment income	(0.32)	(0.76)	(0.69)	(0.71)	(0.69)	(0.72)
Net realized gain	(0.55)	—	—	—	—	—

Total distributions	(0.87)	(0.76)	(0.69)	(0.71)	(0.69)	(0.72)

Net asset value, end of period	$38.70	$37.48	$35.89	$35.19	$34.99	$32.99

Total return	5.62%[c]	6.66%	4.03%	2.62%	8.19%	9.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$946,220	$736,575	$531,165	$360,717	$246,701	$186,415
Ratio of expenses to average net assets[d,e]	0.18%	0.15%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.62%	2.24%	2.13%	2.10%	2.07%	2.09%
Portfolio turnover rate[f]	39%[c]	2%	12%	83%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Unaudited) (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$44.08	$40.81	$40.53	$39.50	$36.40	$32.75

Income from investment operations:
Net investment income[a]	0.36	0.94	0.90	0.91	0.83	0.78
Net realized and unrealized gain[b]	3.31	3.22	0.19	0.98	3.07	3.65

Total from investment operations	3.67	4.16	1.09	1.89	3.90	4.43

Less distributions from:
Net investment income	(0.37)	(0.89)	(0.81)	(0.86)	(0.80)	(0.78)
Net realized gain	(1.18)	—	—	—	—	—

Total distributions	(1.55)	(0.89)	(0.81)	(0.86)	(0.80)	(0.78)

Net asset value, end of period	$46.20	$44.08	$40.81	$40.53	$39.50	$36.40

Total return	8.45%[c]	10.33%	2.80%	4.82%	10.77%	13.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,154,984	$1,029,196	$763,086	$455,946	$306,163	$202,040
Ratio of expenses to average net assets[d,e]	0.18%	0.15%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.58%	2.26%	2.31%	2.25%	2.17%	2.24%
Portfolio turnover rate[f]	41%[c]	2%	11%	75%	12%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Unaudited) (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$52.49	$47.02	$47.33	$45.81	$41.28	$35.25

Income from investment operations:
Net investment income[a]	0.42	1.09	1.05	1.05	0.97	0.90
Net realized and unrealized gain (loss)[b]	5.40	5.40	(0.38)	1.47	4.48	6.01

Total from investment operations	5.82	6.49	0.67	2.52	5.45	6.91

Less distributions from:
Net investment income	(0.42)	(1.02)	(0.98)	(1.00)	(0.92)	(0.88)
Net realized gain	(1.80)	—	—	—	—	—

Total distributions	(2.22)	(1.02)	(0.98)	(1.00)	(0.92)	(0.88)

Net asset value, end of period	$56.09	$52.49	$47.02	$47.33	$45.81	$41.28

Total return	11.27%[c]	13.99%	1.53%	5.54%	13.24%	19.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$869,424	$692,880	$444,366	$376,267	$267,985	$169,263
Ratio of expenses to average net assets[d,e]	0.18%	0.16%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.53%	2.23%	2.33%	2.24%	2.19%	2.33%
Portfolio turnover rate[f]	40%[c]	1%	6%	58%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Unaudited) (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$25.63	$25.10	$24.64	$26.28	$25.20	$26.40

Income from investment operations:
Net investment income[a]	0.56	1.12	1.04	1.23	1.52	1.41
Net realized and unrealized gain (loss)[b]	(0.07)	0.58	0.65	(1.38)	1.14	(1.20)

Total from investment operations	0.49	1.70	1.69	(0.15)	2.66	0.21

Less distributions from:
Net investment income	(0.49)	(1.15)	(1.04)	(1.24)	(1.53)	(1.41)
Net realized gain	—	—	(0.06)	(0.25)	(0.05)	—
Return of capital	—	(0.02)	(0.13)	—	—	—

Total distributions	(0.49)	(1.17)	(1.23)	(1.49)	(1.58)	(1.41)

Net asset value, end of period	$25.63	$25.63	$25.10	$24.64	$26.28	$25.20

Total return	1.90%[c]	7.01%	7.26%	(0.67)%	10.95%	0.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$343,379	$329,325	$238,477	$257,464	$170,802	$112,134
Ratio of expenses to average net assets[d,e]	0.25%	0.24%	0.24%	0.24%	0.18%	0.20%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	4.31%	4.48%	4.35%	4.77%	5.92%	5.36%
Portfolio turnover rate[f]	33%[c]	51%	35%	47%	68%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Conservative Allocation	Diversified
Core Moderate Allocation	Diversified
Core Growth Allocation	Diversified
Core Aggressive Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “underlying fund,” collectively, the “underlying funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated underlying funds. The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Conservative Allocation
JPMorgan Securities LLC	$2,354,326	$2,354,326	$—

Core Moderate Allocation
JPMorgan Securities LLC	$6,464,691	$6,464,691	$—
State Street Bank & Trust Company	5,011,722	5,011,722	—
UBS Securities LLC	5,189	5,189	—

	$11,481,602	$11,481,602	$—

Core Aggressive Allocation
JPMorgan Securities LLC	$6,401,247	$6,401,247	$—
State Street Bank & Trust Company	2,056,059	2,056,059	—

	$8,457,306	$8,457,306	$—

Morningstar Multi-Asset Income
BNP Paribas New York Branch	$26,684,205	$26,684,205	$—
BNP Paribas Prime Brokerage Inc.	36,840,600	36,840,600	—
Goldman Sachs & Co.	4,251,510	4,251,510	—
JPMorgan Securities LLC	1,837,045	1,837,045	—
National Financial Services LLC	34,608,000	34,608,000	—

	$104,221,360	$104,221,360	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Core Conservative Allocation, iShares Core Moderate Allocation, iShares Core Growth Allocation and iShares Core Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2021, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core Conservative Allocation	$1,152
Core Moderate Allocation	6,959
Core Growth Allocation	5,857
Core Aggressive Allocation	4,778
Morningstar Multi-Asset Income	78,169

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$179,288,144	$184,449,151
Core Moderate Allocation	323,661,784	335,577,144
Core Growth Allocation	455,033,945	484,693,209
Core Aggressive Allocation	304,951,109	331,146,164
Morningstar Multi-Asset Income	114,619,845	113,083,708

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Conservative Allocation	$124,293,922	$53,695,596
Core Moderate Allocation	228,540,772	45,527,492
Core Growth Allocation	178,083,969	104,521,020
Core Aggressive Allocation	146,462,683	21,115,435
Morningstar Multi-Asset Income	20,568,681	6,379,927

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Core Conservative Allocation	$1,012,526	$—	$9,849	$1,022,375
Core Moderate Allocation	2,372,591	—	4,198	2,376,789
Core Growth Allocation	3,244,335	2,489	—	3,246,824
Core Aggressive Allocation	2,135,675	—	—	2,135,675
Morningstar Multi-Asset Income	11,719,500	—	—	11,719,500

[a]	Must be utilized prior to losses subject to expiration.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Conservative Allocation	$461,703,149	$24,745,524	$(4,671,190)	$20,074,334
Core Moderate Allocation	902,128,706	62,490,181	(6,470,453)	56,019,728
Core Growth Allocation	1,044,082,787	116,714,943	(5,636,459)	111,078,484
Core Aggressive Allocation	765,072,321	115,702,096	(2,531,496)	113,170,600
Morningstar Multi-Asset Income	449,067,882	9,971,226	(9,429,702)	541,524

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Conservative Allocation	$0.262024	$0.315944	$0.045157	$0.623125	42%	51%	7%	100%
Core Moderate Allocation	0.279314	0.546889	0.041634	0.867837	32	63	5	100
Core Growth Allocation	0.330656	1.184794	0.036490	1.551940	21	76	3	100
Core Aggressive Allocation	0.390454	1.801546	0.026711	2.218711	18	81	1	100
Morningstar Multi-Asset Income	0.469815	—	0.023803	0.493618	95	—	5	100

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	43

Notes:

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-704-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
➢	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
➢	iShares MSCI Europe Financials ETF | EUFN | NASDAQ
➢	iShares MSCI Kokusai ETF | TOK | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

Performance as of January 31, 2018

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 13.53%, net of fees, while the total return for the Index was 13.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.98%	26.73%	26.78%	26.98%	26.73%	26.78%
Since Inception	10.59%	10.61%	10.26%	37.32%	37.40%	35.97%

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,135.30	$1.08	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Financials	20.15%
Information Technology	18.51
Industrials	12.81
Consumer Discretionary	12.32
Health Care	10.58
Consumer Staples	8.70
Energy	4.25
Materials	4.05
Telecommunication Services	3.26
Real Estate	2.80
Utilities	2.57

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
United States	52.34%
Japan	7.93
United Kingdom	5.30
China	3.76
France	3.74
Germany	3.17
Canada	3.16
Switzerland	2.40
Australia	2.10
South Korea	1.82

TOTAL	85.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

Performance as of January 31, 2018

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 17.35%, net of fees, while the total return for the Index was 17.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	42.32%	41.55%	43.54%	42.32%	41.55%	43.54%
5 Years	8.41%	8.32%	9.18%	49.77%	49.16%	55.13%
Since Inception	7.29%	7.26%	8.03%	94.77%	94.28%	107.74%

The inception date of the Fund was 8/13/08. The first day of secondary market trading was 8/15/08.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,173.50	$3.67	$1,000.00	$1,021.80	$3.41	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Information Technology	31.86%
Financials	23.92
Consumer Discretionary	9.11
Industrials	6.68
Real Estate	5.86
Materials	4.61
Consumer Staples	4.43
Energy	4.32
Telecommunication Services	3.94
Utilities	2.68
Health Care	2.59

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
China	35.87%
South Korea	17.06
Taiwan	13.02
Hong Kong	11.12
India	9.71
Singapore	4.06
Malaysia	2.71
Thailand	2.66
Indonesia	2.49
Philippines	1.21

TOTAL	99.91%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS ETF

Performance as of January 31, 2018

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 10.28%, net of fees, while the total return for the Index was 10.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.64%	32.94%	34.00%	33.64%	32.94%	34.00%
5 Years	6.97%	6.86%	7.24%	40.04%	39.31%	41.85%
Since Inception	3.90%	3.89%	4.11%	35.97%	35.83%	38.23%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.80	$2.54	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Banks	55.34%
Insurance	27.61
Capital Markets	13.10
Diversified Financial Services	3.95

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

United Kingdom	28.56%
France	11.94
Switzerland	11.69
Germany	10.99
Spain	10.66
Italy	6.80
Sweden	6.47
Netherlands	5.40
Belgium	2.01
Denmark	1.53

TOTAL	96.05%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI KOKUSAI ETF

Performance as of January 31, 2018

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 13.63%, net of fees, while the total return for the Index was 13.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.18%	26.05%	25.90%	26.18%	26.05%	25.90%
5 Years	11.96%	11.91%	11.71%	75.92%	75.55%	73.95%
10 Years	6.94%	6.88%	6.66%	95.61%	94.57%	90.49%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,136.30	$1.35	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Financials	18.81%
Information Technology	17.50
Health Care	12.22
Consumer Discretionary	11.84
Industrials	10.73
Consumer Staples	8.87
Energy	6.68
Materials	5.12
Utilities	2.91
Real Estate	2.86
Telecommunication Services	2.46

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
United States	65.20%
United Kingdom	7.14
France	4.36
Germany	4.06
Canada	3.74
Switzerland	3.28
Australia	2.77
Netherlands	1.52
Hong Kong	1.46
Spain	1.36

TOTAL	94.89%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.87%

AUSTRALIA — 2.10%
Amcor Ltd./Australia	6,035	$71,152
AMP Ltd.	37,145	157,910
APA Group	51,085	333,411
Aristocrat Leisure Ltd.	8,500	164,501
Aurizon Holdings Ltd.	16,490	62,491
Australia & New Zealand Banking Group Ltd.	33,830	782,916
Bank of Queensland Ltd.	13,430	134,741
Bendigo & Adelaide Bank Ltd.	10,795	102,360
Brambles Ltd.	28,475	228,271
Caltex Australia Ltd.	13,855	390,088
Coca-Cola Amatil Ltd.	11,050	74,982
Commonwealth Bank of Australia	19,732	1,260,184
Computershare Ltd.	4,165	56,323
Crown Resorts Ltd.	4,675	50,159
CSL Ltd.	4,505	534,129
Dexus	17,850	137,747
Domino’s Pizza Enterprises Ltd.[a]	1,020	39,637
Fortescue Metals Group Ltd.	78,625	315,786
Goodman Group	44,370	290,662
GPT Group (The)	40,800	166,180
Harvey Norman Holdings Ltd.	19,720	72,177
Insurance Australia Group Ltd.	20,995	123,085
LendLease Group	5,355	68,686
Macquarie Group Ltd.	3,995	333,620
Medibank Pvt Ltd.	29,580	80,241
Mirvac Group	94,690	168,685
National Australia Bank Ltd.	34,172	806,050
Newcrest Mining Ltd.	9,095	166,957
QBE Insurance Group Ltd.	17,425	152,105
Ramsay Health Care Ltd.	935	51,749
Scentre Group	58,905	197,948
Seek Ltd.	5,100	80,736
Sonic Healthcare Ltd.	4,335	83,720
Stockland	35,700	121,992
Suncorp Group Ltd.	13,430	148,552
Sydney Airport	42,670	235,299
Tabcorp Holdings Ltd.	39,423	165,041
Telstra Corp. Ltd.	90,780	269,778
Transurban Group	56,789	552,738
Treasury Wine Estates Ltd.	14,450	200,319
Wesfarmers Ltd.	9,180	325,662

Security	Shares	Value
Westfield Corp.	23,970	$177,405
Westpac Banking Corp.	38,778	972,159
Woolworths Group Ltd.	4,675	102,021

		11,010,355
AUSTRIA — 0.07%
Erste Group Bank AG	4,675	236,042
Raiffeisen Bank International AGb	3,655	157,678

		393,720
BELGIUM — 0.34%
Ageas	3,570	189,189
Anheuser-Busch InBev SA/NV	9,435	1,071,228
Colruyt SA	1,870	103,828
Proximus SADP	2,040	69,023
UCB SA	1,105	96,634
Umicore SA	4,760	251,185

		1,781,087
BRAZIL — 0.76%
Ambev SA	102,001	706,965
B3 SA — Brasil Bolsa Balcao	17,000	139,996
Banco Bradesco SA	9,220	114,502
Banco do Brasil SA	17,000	213,000
BB Seguridade Participacoes SA	17,000	166,997
BRF SAb	8,500	94,878
CCR SA	25,500	126,173
Cielo SA	19,936	169,210
Cosan SA Industria e Comercio	25,501	351,399
Embraer SA	8,500	53,733
Kroton Educacional SA	17,000	87,229
Localiza Rent A Car SA	8,500	69,193
Lojas Renner SA	8,500	101,615
Qualicorp SA	8,500	82,103
Transmissora Alianca de Energia Eletrica SA Units	17,000	108,164
Ultrapar Participacoes SA	25,501	656,579
Vale SA	56,501	739,502

		3,981,238
CANADA — 3.15%
Agnico Eagle Mines Ltd.	5,695	270,116
Alimentation Couche-Tard Inc. Class B	5,015	263,044
Bank of Montreal	6,630	547,596
Bank of Nova Scotia (The)	13,430	894,567
Barrick Gold Corp.	5,355	77,214
BCE Inc.	6,375	298,887

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
BlackBerry Ltd.[b]	11,390	$144,829
Bombardier Inc. Class Bb	32,130	91,138
Brookfield Asset Management Inc. Class A	9,010	378,070
Cameco Corp.	12,750	117,643
Canadian Imperial Bank of Commerce	5,270	523,456
Canadian National Railway Co.	6,715	539,564
Canadian Pacific Railway Ltd.	765	142,007
Canadian Tire Corp. Ltd. Class A	850	118,911
CCL Industries Inc. Class B	3,910	187,493
CGI Group Inc. Class Ab	2,295	131,693
Constellation Software Inc./Canada	170	110,175
Dollarama Inc.	1,190	163,129
Element Fleet Management Corp.	5,780	39,103
Enbridge Inc.	20,324	745,967
Fairfax Financial Holdings Ltd.	595	313,783
First Quantum Minerals Ltd.	25,330	378,654
Franco-Nevada Corp.	4,675	358,384
George Weston Ltd.	2,720	238,822
Goldcorp Inc.	13,855	198,872
Hydro One Ltd.[c]	34,000	615,511
Intact Financial Corp.	850	71,452
Inter Pipeline Ltd.	27,880	535,852
Jean Coutu Group PJC Inc. (The) Class A	2,465	48,703
Loblaw Companies Ltd.	2,720	147,723
Lundin Mining Corp.	52,870	383,107
Magna International Inc.	1,360	77,885
Manulife Financial Corp.	22,440	477,388
Metro Inc.	2,380	79,847
National Bank of Canada	1,785	92,884
Pembina Pipeline Corp.	41,858	1,430,579
PrairieSky Royalty Ltd.	39,440	979,209
Restaurant Brands International Inc.	2,720	164,728
Rogers Communications Inc. Class B	4,845	237,067
Royal Bank of Canada	16,320	1,401,005
Shaw Communications Inc. Class B	4,165	91,152
Shopify Inc. Class Ab	1,190	152,323
SNC-Lavalin Group Inc.	5,355	237,491
Sun Life Financial Inc.	5,015	218,161
TELUS Corp.	3,315	125,132
Thomson Reuters Corp.	2,295	99,574
Toronto-Dominion Bank (The)	20,995	1,280,390
Wheaton Precious Metals Corp.	16,320	353,444

		16,573,724

Security	Shares	Value
CHILE — 0.09%
Aguas Andinas SA Series A	320,365	$216,337
Cencosud SA	30,260	94,799
SACI Falabella	13,685	143,972

		455,108
CHINA — 3.75%
58.com Inc. ADR[b]	1,275	101,847
Agricultural Bank of China Ltd. Class H	425,000	260,821
Alibaba Group Holding Ltd. ADR[a,b]	13,005	2,656,791
Baidu Inc. ADR[a,b]	3,145	776,563
Bank of China Ltd. Class H	1,105,000	665,420
Bank of Communications Co. Ltd. Class H	255,000	221,046
Beijing Enterprises Water Group Ltd.	340,000	244,737
CGN Power Co. Ltd. Class Hc	1,530,000	432,311
China CITIC Bank Corp. Ltd. Class H	170,000	139,974
China Conch Venture Holdings Ltd.[a]	42,500	119,000
China Construction Bank Corp. Class H	1,105,000	1,274,329
China Everbright Bank Co. Ltd. Class H	85,000	48,143
China Huarong Asset Management Co. Ltd. Class Hc	85,000	42,927
China Life Insurance Co. Ltd. Class H	85,000	287,447
China Merchants Bank Co. Ltd. Class H	42,500	208,385
China Minsheng Banking Corp. Ltd. Class H	85,000	97,265
China Mobile Ltd.	42,500	448,830
China Oilfield Services Ltd. Class H	170,000	202,788
China Pacific Insurance Group Co. Ltd. Class H	34,000	172,577
China Resources Gas Group Ltd.	170,000	559,679
China Taiping Insurance Holdings Co. Ltd.	34,000	146,929
China Telecom Corp. Ltd. Class H	170,000	84,115
China Unicom Hong Kong Ltd.[b]	170,000	254,735
China Vanke Co. Ltd. Class H	24,600	120,461
Chongqing Rural Commercial Bank Co. Ltd. Class H	85,000	77,051

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
CITIC Securities Co. Ltd. Class H	42,500	$113,023
COSCO SHIPPING Ports Ltd.[a]	102,000	106,806
Ctrip.com International Ltd. ADR[a,b]	6,205	290,270
Geely Automobile Holdings Ltd.	85,000	272,232
Great Wall Motor Co. Ltd. Class Ha	83,000	101,343
Guangdong Investment Ltd.	170,000	252,997
Huaneng Renewables Corp. Ltd. Class H	680,000	235,608
Industrial & Commercial Bank of China Ltd. Class H	935,000	884,619
JD.com Inc. ADR[b]	9,860	485,408
Jiangsu Expressway Co. Ltd. Class H	170,000	262,125
NetEase Inc. ADR	1,020	326,563
New Oriental Education & Technology Group Inc. ADR	2,295	211,347
People’s Insurance Co. Group of China Ltd. (The) Class H	1,105,000	631,513
Ping An Insurance Group Co. of China Ltd. Class H	85,000	1,006,878
SOHO China Ltd.	127,500	75,801
TAL Education Group Class A ADR	5,610	182,718
Tencent Holdings Ltd.	68,000	4,030,557
Vipshop Holdings Ltd. ADR[b]	9,520	157,366
Want Want China Holdings Ltd.	85,000	75,095
Yum China Holdings Inc.	3,512	162,922
Zhejiang Expressway Co. Ltd. Class H	170,000	201,267

		19,710,629
COLOMBIA — 0.11%
Grupo de Inversiones Suramericana SA	5,100	72,303
Interconexion Electrica SA ESP	102,170	516,283

		588,586
CZECH REPUBLIC — 0.00%
Komercni Banka AS	425	19,585

		19,585
DENMARK — 0.50%
Carlsberg A/S Class B	740	95,352
Chr Hansen Holding A/S	3,207	281,288
Coloplast A/S Class B	510	45,466
Danske Bank A/S	6,588	268,518
Genmab A/Sb	372	68,370
ISS A/S	1,700	66,558

Security	Shares	Value
Novo Nordisk A/S Class B	20,315	$1,133,712
Novozymes A/S Class B	5,822	324,029
Pandora A/S	971	92,383
TDC A/S	10,515	70,420
Vestas Wind Systems A/S	2,805	192,033

		2,638,129
FINLAND — 0.35%
Kone OYJ Class B	5,270	302,651
Metso OYJ	2,805	98,365
Neste OYJ	9,350	648,548
Nokia OYJ	73,695	355,930
Sampo OYJ Class A	4,165	242,669
Wartsila OYJ Abp	2,890	198,228

		1,846,391
FRANCE — 3.73%
Aeroports de Paris	2,040	425,165
Airbus SE	7,565	871,729
Alstom SA	2,040	89,836
Amundi SAc	595	56,333
Atos SE	765	121,031
AXA SA	29,665	979,128
BNP Paribas SA	12,920	1,071,933
Bollore SA	48,110	280,487
Bureau Veritas SA	3,230	95,001
Capgemini SE	2,465	328,419
CNP Assurances	8,245	211,998
Credit Agricole SA	20,995	396,895
Danone SA	7,990	691,373
Dassault Aviation SA	170	285,264
Dassault Systemes SE	425	49,175
Edenred	5,015	162,496
Eiffage SA	425	51,705
Essilor International Cie. Generale d’Optique SA	1,955	278,615
Eurazeo SA	1,275	134,611
Eutelsat Communications SA	3,740	82,559
Fonciere Des Regions	1,365	150,405
Gecina SA	1,255	245,769
Getlink SE Registered	11,560	162,730
Hermes International	762	422,611
ICADE	595	64,709
Iliad SAa	935	242,739
Ingenico Group SA	510	58,260
Kering	935	474,996

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Klepierre SA	4,505	$206,469
L’Oreal SA	5,610	1,279,624
Legrand SA	4,335	361,930
LVMH Moet Hennessy Louis Vuitton SE	3,485	1,096,648
Natixis SA	19,720	180,168
Orange SA	18,360	332,673
Pernod Ricard SA	3,315	529,836
Peugeot SA	8,670	195,384
Publicis Groupe SA	2,805	194,564
Remy Cointreau SA	255	33,673
Renault SA	3,145	347,007
Rexel SA	5,865	106,088
Safran SA	4,675	529,624
Sanofi	14,110	1,250,115
Schneider Electric SE	9,860	927,128
SCOR SE	4,250	190,865
SES SA	5,950	93,172
Societe BIC SA	765	87,962
Societe Generale SA	10,030	585,447
Sodexo SA	1,530	196,985
STMicroelectronics NV	1,360	32,580
Thales SA	1,615	181,794
Unibail-Rodamco SE	2,070	532,760
Valeo SA	1,870	147,927
Vinci SA	8,075	875,171
Vivendi SA	18,105	532,958
Zodiac Aerospace	2,125	66,260

		19,580,784
GERMANY — 2.95%
1&1 Drillisch AGa	765	63,851
adidas AG	2,465	575,156
Allianz SE Registered	5,950	1,508,386
BASF SE	9,010	1,058,668
Bayer AG Registered	8,160	1,071,628
Bayerische Motoren Werke AG	4,080	467,452
Beiersdorf AG	1,360	161,798
Brenntag AG	3,230	210,122
Commerzbank AGb	17,340	286,390
Continental AG	765	230,340
Daimler AG Registered	12,580	1,155,463
Deutsche Bank AG Registered	27,937	514,869
Deutsche Boerse AG	1,970	253,634
Deutsche Post AG Registered	7,225	342,651
Deutsche Telekom AG Registered	31,280	550,410

Security	Shares	Value
Deutsche Wohnen SE Bearer	6,035	$273,659
Fraport AG Frankfurt Airport Services Worldwide	1,615	191,612
Fresenius Medical Care AG & Co. KGaA	2,720	315,125
Fresenius SE & Co. KGaA	5,780	507,487
GEA Group AG	2,890	144,117
Hannover Rueck SE	595	81,609
Henkel AG & Co. KGaA	1,615	202,798
HUGO BOSS AG	1,190	109,671
Infineon Technologies AG	15,130	441,236
Merck KGaA	1,615	177,086
MTU Aero Engines AGa	255	45,839
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,485	586,788
ProSiebenSat.1 Media SE Registered	3,230	123,892
SAP SE	11,645	1,317,649
Siemens AG Registered	9,605	1,461,697
Symrise AG	5,015	420,827
Telefonica Deutschland Holding AG	36,125	183,161
Vonovia SE	5,950	294,339
Wirecard AGa	765	95,586
Zalando SEa,b,c	1,700	99,917

		15,524,913
GREECE — 0.01%
OPAP SA	3,666	49,323

		49,323
HONG KONG — 1.12%
AIA Group Ltd.	136,000	1,165,002
BOC Hong Kong Holdings Ltd.	42,500	217,079
CK Asset Holdings Ltd.	42,500	405,632
Galaxy Entertainment Group Ltd.	85,000	753,121
Hong Kong & China Gas Co. Ltd.	548,149	1,083,480
Hong Kong Exchanges & Clearing Ltd.	8,300	314,535
Hongkong Land Holdings Ltd.	17,000	122,400
Li & Fung Ltd.	170,000	86,723
Link REIT	42,500	376,017
Melco Resorts & Entertainment Ltd. ADR	5,950	177,191
MTR Corp. Ltd.	42,500	243,433
Power Assets Holdings Ltd.	85,000	755,838
Sands China Ltd.	34,000	202,571

		5,903,022

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
HUNGARY — 0.03%
OTP Bank PLC	3,145	$146,497

		146,497
INDIA — 1.01%
ICICI Bank Ltd. ADR	76,306	837,840
Infosys Ltd. ADR	60,709	1,093,369
Larsen & Toubro Ltd. GDR[d]	54,315	1,205,793
Mahindra & Mahindra Ltd. GDR	58,508	702,096
State Bank of India GDR[d]	16,065	796,021
Wipro Ltd. ADR[a]	119,006	653,343

		5,288,462
INDONESIA — 0.28%
Astra International Tbk PT	263,500	167,289
Bank Central Asia Tbk PT	68,000	115,420
Bank Mandiri Persero Tbk PT	306,000	186,272
Bank Rakyat Indonesia Persero Tbk PT	765,000	211,413
Gudang Garam Tbk PT	17,000	102,913
Hanjaya Mandala Sampoerna Tbk PT	450,500	164,877
Jasa Marga Persero Tbk PT	170,042	72,393
Telekomunikasi Indonesia Persero Tbk PT	875,500	260,914
Unilever Indonesia Tbk PT	34,000	138,148
XL Axiata Tbk PTb	195,500	43,660

		1,463,299
IRELAND — 0.06%
AIB Group PLC	14,620	102,265
Kerry Group PLC Class A	765	81,720
Paddy Power Betfair PLC	935	108,790

		292,775
ISRAEL — 0.15%
Check Point Software Technologies Ltd.[b]	1,785	184,587
Elbit Systems Ltd.	680	102,974
Frutarom Industries Ltd.	2,380	248,950
Teva Pharmaceutical Industries Ltd. ADR[a]	12,665	258,493

		795,004
ITALY — 0.77%
Assicurazioni Generali SpA	19,013	378,257
Atlantia SpA	11,475	381,390
CNH Industrial NV	17,085	253,595
Ferrari NV	2,295	274,578

Security	Shares	Value
Fiat Chrysler Automobiles NVb	8,840	$214,324
Intesa Sanpaolo SpA	158,270	623,140
Luxottica Group SpA	2,210	142,611
Mediobanca Banca di Credito Finanziario SpA	13,260	161,751
Snam SpA	127,245	621,222
Tenaris SA	6,375	111,382
Terna Rete Elettrica Nazionale SpA	35,360	213,553
UniCredit SpA[b]	26,690	590,038
UnipolSai Assicurazioni SpA	27,200	70,513

		4,036,354
JAPAN — 7.90%
Amada Holdings Co. Ltd.	17,000	251,679
Asahi Group Holdings Ltd.	8,500	427,589
Astellas Pharma Inc.	25,500	336,402
Bridgestone Corp.	8,500	413,183
Brother Industries Ltd.	8,500	217,338
Canon Inc.	17,000	677,321
Concordia Financial Group Ltd.	25,500	154,418
Dai-ichi Life Holdings Inc.	17,000	355,948
Daiichi Sankyo Co. Ltd.	8,500	285,786
Daiwa House Industry Co. Ltd.	8,500	335,234
Denso Corp.	8,500	531,313
East Japan Railway Co.	8,500	844,510
FUJIFILM Holdings Corp.	8,500	326,279
Hachijuni Bank Ltd. (The)	17,000	100,609
Hino Motors Ltd.	8,500	112,368
Hitachi Chemical Co. Ltd.	8,500	216,715
Hitachi Ltd.	85,000	674,674
Honda Motor Co. Ltd.	25,500	893,802
Hoya Corp.	8,500	433,663
IHI Corp.	8,500	284,229
Isuzu Motors Ltd.	17,000	286,409
ITOCHU Corp.	34,000	666,264
Japan Exchange Group Inc.	8,500	152,705
Japan Post Bank Co. Ltd.	17,000	229,408
Japan Post Holdings Co. Ltd.	8,500	101,388
Japan Tobacco Inc.	17,000	562,539
Kansai Paint Co. Ltd.[a]	17,000	419,724
Kao Corp.	8,500	588,938
KDDI Corp.	17,000	428,757
Keisei Electric Railway Co. Ltd.	8,500	287,733
Keyence Corp.	1,700	1,034,593
Kirin Holdings Co. Ltd.	17,000	423,774

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Komatsu Ltd.	17,000	$659,567
Kubota Corp.	17,000	345,280
Kyocera Corp.	8,500	564,642
Marubeni Corp.	204,000	1,529,136
Marui Group Co. Ltd.	8,500	154,652
Mebuki Financial Group Inc.	25,500	115,638
Mitsubishi Corp.	34,000	950,025
Mitsubishi Electric Corp.	34,000	620,631
Mitsubishi Estate Co. Ltd.	17,000	325,267
Mitsubishi Motors Corp.	17,000	125,995
Mitsubishi UFJ Financial Group Inc.	153,000	1,150,496
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,000	109,642
Mitsui & Co. Ltd.	127,500	2,235,674
Mitsui Fudosan Co. Ltd.	8,500	222,516
Mizuho Financial Group Inc.	263,500	495,594
MS&AD Insurance Group Holdings Inc.	8,500	288,979
Nippon Paint Holdings Co. Ltd.	8,500	304,086
Nippon Telegraph & Telephone Corp.	8,500	404,228
Nissan Motor Co. Ltd.	34,000	362,411
Nomura Holdings Inc.	76,500	495,843
Nomura Real Estate Holdings Inc.	8,500	203,399
NTT DOCOMO Inc.	17,000	421,204
Obayashi Corp.	17,000	204,333
Odakyu Electric Railway Co. Ltd.	8,500	186,890
Olympus Corp.	8,500	326,668
Omron Corp.	8,500	530,301
ORIX Corp.	17,000	316,935
Otsuka Holdings Co. Ltd.	8,500	377,362
Panasonic Corp.	25,500	378,219
Rakuten Inc.[b]	17,000	153,530
Recruit Holdings Co. Ltd.	17,000	414,118
Resona Holdings Inc.	42,500	255,923
SBI Holdings Inc./Japan	8,500	205,501
Secom Co. Ltd.	8,500	649,599
Sekisui House Ltd.	17,000	311,172
Seven & i Holdings Co. Ltd.	8,500	349,329
Seven Bank Ltd.	42,500	156,521
Shimizu Corp.	8,500	86,982
Shin-Etsu Chemical Co. Ltd.	8,500	966,378
Shionogi & Co. Ltd.	8,500	470,107
Shiseido Co. Ltd.	8,500	436,155
SoftBank Group Corp.	8,500	699,281
Sompo Holdings Inc.	8,500	339,984

Security	Shares	Value
Sony Corp.	17,000	$811,259
Subaru Corp.	8,500	281,737
Sumitomo Corp.	42,500	731,597
Sumitomo Mitsui Financial Group Inc.	17,000	759,709
Suzuki Motor Corp.	8,500	484,980
T&D Holdings Inc.	17,000	302,606
Takeda Pharmaceutical Co. Ltd.	8,500	499,542
Terumo Corp.	8,500	415,831
Toho Gas Co. Ltd.	8,500	248,798
Tokio Marine Holdings Inc.	8,500	400,256
Toyota Industries Corp.	8,500	552,105
Toyota Motor Corp.	25,500	1,747,423
Toyota Tsusho Corp.	8,500	343,411
Unicharm Corp.	8,500	226,994
Yahoo Japan Corp.	25,500	122,647
Yamaha Corp.	8,500	350,030
Yamaha Motor Co. Ltd.	8,500	281,893

		41,516,303
MALAYSIA — 0.39%
AMMB Holdings Bhd	85,000	105,112
Astro Malaysia Holdings Bhd	76,500	51,029
British American Tobacco Malaysia Bhd[a]	8,500	74,538
CIMB Group Holdings Bhd	76,500	142,294
Dialog Group Bhd[a]	127,500	83,741
Gamuda Bhd[a]	59,500	78,158
IHH Healthcare Bhd[a]	42,500	65,531
IOI Properties Group Bhd	51,000	26,038
Malayan Banking Bhd	127,500	330,383
Maxis Bhd	34,000	53,036
Petronas Chemicals Group Bhd	59,500	124,259
Petronas Dagangan Bhd	59,500	375,830
PPB Group Bhd	59,500	266,531
Telekom Malaysia Bhd	51,000	80,469
Westports Holdings Bhd	209,900	188,480

		2,045,429
MEXICO — 0.43%
America Movil SAB de CV Series L	238,001	223,386
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	59,500	93,824
Coca-Cola Femsa SAB de CV Series L	17,000	130,156
Fibra Uno Administracion SA de CV	68,000	107,191

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Fomento Economico Mexicano SAB de CV	25,500	$249,113
Grupo Aeroportuario del Pacifico SAB de CV Series B	8,500	89,016
Grupo Aeroportuario del Sureste SAB de CV Series B	5,950	115,990
Grupo Financiero Banorte SAB de CV Series O	51,001	328,222
Grupo Mexico SAB de CV Series B	136,001	482,931
Grupo Televisa SAB	34,000	140,933
Promotora y Operadora de Infraestructura SAB de CV	7,225	74,183
Wal-Mart de Mexico SAB de CV	85,000	213,358

		2,248,303
NETHERLANDS — 1.08%
ABN AMRO Group NV CVA[c]	1,785	60,684
Aegon NV	15,980	109,648
AerCap Holdings NVb	3,060	165,546
ASML Holding NV	4,675	950,458
Heineken NV	2,125	239,732
ING Groep NV	42,925	846,491
Koninklijke Ahold Delhaize NV	8,075	180,768
Koninklijke DSM NV	2,465	255,550
Koninklijke KPN NV	40,800	143,331
Koninklijke Philips NV	13,090	535,844
NN Group NV	4,930	233,379
NXP Semiconductors NVb	3,315	398,861
Randstad Holding NV	2,295	162,620
RELX NV	10,218	228,041
Unilever NV CVA	16,575	963,244
Wolters Kluwer NV	3,953	209,929

		5,684,126
NEW ZEALAND — 0.06%
Meridian Energy Ltd.	148,580	318,896

		318,896
NORWAY — 0.27%
DNB ASA	16,745	341,169
Gjensidige Forsikring ASA	1,955	37,030
Marine Harvest ASA	15,032	261,327
Orkla ASA	27,965	292,244
Schibsted ASA Class B	2,805	84,958
Telenor ASA	15,980	375,753

		1,392,481

Security	Shares	Value
PERU — 0.15%
Southern Copper Corp.	16,745	$812,970

		812,970
PHILIPPINES — 0.07%
International Container Terminal Services Inc.	41,650	92,149
PLDT Inc.	2,125	64,993
SM Investments Corp.	3,400	67,934
SM Prime Holdings Inc.	170,000	122,281

		347,357
POLAND — 0.15%
Bank Pekao SA	4,420	180,264
Bank Zachodni WBK SA	1,190	149,991
Powszechna Kasa Oszczednosci Bank Polski SAb	21,080	288,852
Powszechny Zaklad Ubezpieczen SA	12,070	165,681

		784,788
PORTUGAL — 0.07%
Galp Energia SGPS SA	18,700	358,052

		358,052
QATAR — 0.07%
Barwa Real Estate Co.	20,910	217,693
Ezdan Holding Group QSC	41,726	132,380
Ooredoo QPSC	935	24,464

		374,537
RUSSIA — 0.29%
Magnit PJSC GDR[d]	8,415	189,338
Mobile TeleSystems PJSC ADR	21,760	264,166
Sberbank of Russia PJSC ADR	54,354	1,095,233

		1,548,737
SINGAPORE — 0.40%
City Developments Ltd.	8,500	86,091
DBS Group Holdings Ltd.	17,000	342,805
Genting Singapore PLC	136,000	140,238
Hutchison Port Holdings Trust[a]	348,500	144,627
Oversea-Chinese Banking Corp. Ltd.	25,500	251,845
SATS Ltd.	14,600	61,670
Singapore Technologies Engineering Ltd.	34,000	87,519
Singapore Telecommunications Ltd.	161,500	436,687
United Overseas Bank Ltd.	8,500	178,090
UOL Group Ltd.	25,500	178,219
Yangzijiang Shipbuilding Holdings Ltd.	153,000	186,984

		2,094,775

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
SOUTH AFRICA — 0.83%
Aspen Pharmacare Holdings Ltd.	4,760	$108,519
Barclays Africa Group Ltd.	10,710	162,448
Bid Corp. Ltd.	4,420	98,721
Brait SEa,b	36,890	119,925
FirstRand Ltd.	50,150	280,870
Fortress REIT Ltd. Series A	37,910	56,320
Fortress REIT Ltd. Series B	22,355	56,632
Growthpoint Properties Ltd.	115,260	269,470
Liberty Holdings Ltd.	7,905	87,314
MMI Holdings Ltd./South Africa	40,545	77,411
Mr. Price Group Ltd.	4,845	116,700
MTN Group Ltd.	20,910	231,399
Naspers Ltd. Class N	5,355	1,525,481
Nedbank Group Ltd.	4,165	92,608
NEPI Rockcastle PLC	3,230	43,769
Redefine Properties Ltd.	193,290	176,136
RMB Holdings Ltd.	25,585	169,795
Sanlam Ltd.	23,545	174,896
SPAR Group Ltd. (The)	4,080	70,441
Standard Bank Group Ltd.	19,635	331,821
Truworths International Ltd.	9,180	75,767
Vodacom Group Ltd.	3,910	53,840

		4,380,283
SOUTH KOREA — 1.68%
AmorePacific Corp.	680	190,720
AMOREPACIFIC Group	425	56,515
BGF retail Co. Ltd.[b]	289	59,540
BNK Financial Group Inc.	6,630	65,813
Celltrion Inc.[b]	989	292,389
Coway Co. Ltd.	1,020	90,934
Daelim Industrial Co. Ltd.	1,020	77,657
Daewoo Engineering & Construction Co. Ltd.[b]	15,980	92,781
DGB Financial Group Inc.	5,610	65,144
Dongsuh Cos. Inc.	1,700	46,566
Hana Financial Group Inc.	4,640	226,384
Hanwha Corp.	1,700	74,903
Hyundai Engineering & Construction Co. Ltd.	3,740	150,251
Hyundai Glovis Co. Ltd.	935	122,145
Hyundai Heavy Industries Co. Ltd.[b]	1,667	216,990
Hyundai Mobis Co. Ltd.	1,020	236,410
Hyundai Motor Co.	510	77,370

Security	Shares	Value
Industrial Bank of Korea[b]	10,200	$159,039
Kakao Corp.	340	44,576
Kangwon Land Inc.	2,975	90,405
KB Financial Group Inc.[b]	4,756	299,741
KEPCO Plant Service & Engineering Co. Ltd.	1,785	70,039
Kia Motors Corp.	2,040	66,195
Korea Aerospace Industries Ltd. Class A	1,332	65,611
Korea Gas Corp.[b]	3,485	161,057
Korea Zinc Co. Ltd.	680	327,949
KT&G Corp.	2,465	245,842
LG Electronics Inc.	935	89,748
LG Household & Health Care Ltd.	170	187,377
NAVER Corp.	302	257,358
NCsoft Corp.	510	211,097
Samsung Biologics Co. Ltd.[b,c]	510	209,425
Samsung C&T Corp.	765	101,728
Samsung Electronics Co. Ltd.	1,133	2,647,221
Samsung Fire & Marine Insurance Co. Ltd.	425	115,021
Samsung Life Insurance Co. Ltd.	1,530	184,829
Samsung SDS Co. Ltd.	340	81,669
Shinhan Financial Group Co. Ltd.[b]	4,412	220,218
SillaJen Inc.[b]	595	59,007
SK Holdings Co. Ltd.	850	253,523
SK Hynix Inc.	6,035	415,388
SK Telecom Co. Ltd.	510	126,802

		8,833,377
SPAIN — 1.16%
Abertis Infraestructuras SA	20,400	496,068
Aena SME SAc	2,125	464,455
Amadeus IT Group SA	5,610	436,651
Banco Bilbao Vizcaya Argentaria SA	72,356	682,161
Banco de Sabadell SA	35,538	84,736
Banco Santander SA	168,985	1,259,500
Bankia SA	20,626	104,835
CaixaBank SA	27,115	146,835
Ferrovial SA	7,480	172,154
Industria de Diseno Textil SA	20,145	724,511
Mapfre SA	13,855	49,380
Red Electrica Corp. SA	27,625	587,445
Siemens Gamesa Renewable Energy SAa	9,010	141,088

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Telefonica SA	72,675	$747,185

		6,097,004
SWEDEN — 0.92%
Assa Abloy AB Class B	15,895	353,132
Atlas Copco AB Class A	9,945	467,844
Atlas Copco AB Class B	6,460	270,424
Boliden AB	25,245	918,584
Hennes & Mauritz AB Class B	14,705	260,869
Hexagon AB Class B	3,060	182,833
Industrivarden AB Class C	2,890	77,231
Investor AB Class B	7,820	383,408
Kinnevik AB Class B	3,825	139,959
Millicom International Cellular SA SDR	1,105	82,652
Nordea Bank AB	23,290	288,334
Sandvik AB	14,280	282,073
Skandinaviska Enskilda Banken AB Class A	4,080	51,706
Skanska AB Class B	3,995	81,456
Svenska Handelsbanken AB Class A	1,360	19,852
Swedbank AB Class A	4,505	115,514
Telefonaktiebolaget LM Ericsson Class B	32,300	208,082
Telia Co. AB	42,245	212,718
Volvo AB Class B	22,355	457,801

		4,854,472
SWITZERLAND — 2.39%
ABB Ltd. Registered	19,210	536,252
Adecco Group AG Registered	2,295	189,110
Cie. Financiere Richemont SA Class A Registered	5,950	571,702
Credit Suisse Group AG Registered	23,525	454,506
EMS-Chemie Holding AG Registered	340	250,172
Geberit AG Registered	425	201,619
Givaudan SA Registered	255	614,458
Kuehne + Nagel International AG Registered	1,105	203,146
Lonza Group AG Registered	1,275	355,096
Nestle SA Registered	34,680	3,000,178
Novartis AG Registered	16,830	1,524,404
Roche Holding AG	7,650	1,888,224
Sika AG Bearer	85	737,441
Swatch Group AG (The) Registered	2,380	205,971
Swiss Life Holding AG Registered	340	127,829
Swiss Re AG	4,760	470,060

Security	Shares	Value
UBS Group AG	34,510	$701,634
Vifor Pharma AG	340	50,108
Zurich Insurance Group AG	1,530	503,471

		12,585,381
TAIWAN — 1.31%
Acer Inc.	340,000	322,554
Asia Pacific Telecom Co. Ltd.[b]	1,190,000	410,338
Cathay Financial Holding Co. Ltd.	255,000	477,707
China Development Financial Holding Corp.	340,000	124,822
China Life Insurance Co. Ltd./Taiwan	73,030	75,171
Chunghwa Telecom Co. Ltd.	85,000	316,429
CTBC Financial Holding Co. Ltd.	269,400	196,882
Fubon Financial Holding Co. Ltd.	170,000	316,138
Hon Hai Precision Industry Co. Ltd.	255,650	808,733
Mega Financial Holding Co. Ltd.	255,000	221,355
Shin Kong Financial Holding Co. Ltd.	170,000	62,411
Synnex Technology International Corp.	170,000	240,603
Taiwan Mobile Co. Ltd.	85,000	325,179
Taiwan Semiconductor Manufacturing Co. Ltd.	255,000	2,231,048
Uni-President Enterprises Corp.	170,000	408,296
WPG Holdings Ltd.	85,000	115,927
Yuanta Financial Holding Co. Ltd.	510,000	244,978

		6,898,571
THAILAND — 0.29%
Airports of Thailand PCL NVDR	119,000	265,964
Bangkok Bank PCL Foreign	8,500	60,249
Bangkok Expressway & Metro PCL NVDR	316,700	78,366
BTS Group Holdings PCL NVDR	59,500	15,293
CP ALL PCL NVDR	76,500	194,792
Energy Absolute PCL NVDR	314,500	680,312
Kasikornbank PCL Foreign	17,000	125,383
Krung Thai Bank PCL NVDR	59,500	37,995
Siam Commercial Bank PCL (The) NVDR	8,700	43,750

		1,502,104
TURKEY — 0.10%
Akbank Turk AS	36,465	106,146
BIM Birlesik Magazalar AS	3,315	66,408

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	91,715	$64,788
Turkiye Garanti Bankasi AS	40,715	133,387
Turkiye Is Bankasi Class C	67,405	144,642

		515,371
UNITED ARAB EMIRATES — 0.07%
Aldar Properties PJSC	76,585	47,747
DAMAC Properties Dubai Co. PJSC	55,590	50,700
DP World Ltd.	3,740	99,147
Emaar Properties PJSC	81,600	146,179
Emirates Telecommunications Group Co. PJSC	6,885	33,365

		377,138
UNITED KINGDOM — 5.28%
3i Group PLC	19,720	261,191
Antofagasta PLC	46,410	614,435
Aptiv PLC	2,890	274,203
Ashtead Group PLC	10,030	300,240
Associated British Foods PLC	2,975	115,622
AstraZeneca PLC	14,826	1,030,236
Auto Trader Group PLC[c]	14,195	72,690
Aviva PLC	47,345	345,522
Babcock International Group PLC	9,775	95,358
BAE Systems PLC	24,650	208,218
Barclays PLC	189,210	537,971
Barratt Developments PLC	16,745	139,349
Berkeley Group Holdings PLC	2,720	153,404
British American Tobacco PLC	28,309	1,939,976
British Land Co. PLC (The)	24,140	229,519
BT Group PLC	118,830	431,665
Bunzl PLC	4,080	119,520
Burberry Group PLC	7,140	160,323
Capita PLC	17,170	44,560
Cobham PLC[b]	19,975	37,140
Coca-Cola European Partners PLC	2,125	85,340
Compass Group PLC	23,210	489,311
ConvaTec Group PLC[c]	29,665	85,298
Croda International PLC	5,140	327,751
DCC PLC	1,275	134,261
Diageo PLC	32,300	1,163,234
Direct Line Insurance Group PLC	11,531	60,557
Experian PLC	15,895	366,855
Ferguson PLC	4,420	341,678
Fresnillo PLC	7,140	136,462

Security	Shares	Value
GlaxoSmithKline PLC	58,565	$1,099,660
Hammerson PLC	19,720	138,251
HSBC Holdings PLC	235,875	2,519,386
IMI PLC	3,995	75,502
Imperial Brands PLC	14,790	609,616
Intertek Group PLC	1,785	127,527
Investec PLC	17,340	134,881
ITV PLC	67,405	160,075
John Wood Group PLC	31,365	288,936
Johnson Matthey PLC	5,185	255,117
Kingfisher PLC	26,435	130,444
Land Securities Group PLC	17,491	249,179
Legal & General Group PLC	63,920	245,969
Lloyds Banking Group PLC	829,260	819,696
London Stock Exchange Group PLC	4,080	227,843
Marks & Spencer Group PLC	20,740	88,863
Mediclinic International PLC[a]	4,675	39,702
Meggitt PLC	18,785	124,003
Merlin Entertainments PLC[c]	17,680	82,616
Micro Focus International PLC	2,663	81,419
National Grid PLC	36,598	418,800
Next PLC	1,785	129,253
Old Mutual PLC	55,505	184,540
Pearson PLC	13,770	135,857
Persimmon PLC	5,780	205,651
Prudential PLC	32,215	873,164
Randgold Resources Ltd.	1,925	193,975
Reckitt Benckiser Group PLC	8,585	830,531
RELX PLC	18,530	410,542
Rolls-Royce Holdings PLC	20,910	259,290
Royal Bank of Scotland Group PLC[b]	34,850	142,580
RSA Insurance Group PLC	3,145	27,711
Schroders PLC	2,125	112,413
Segro PLC	20,755	171,598
Severn Trent PLC	16,150	448,643
Shire PLC	9,350	442,430
Sky PLC	13,430	202,249
Smith & Nephew PLC	4,420	79,763
Smiths Group PLC	9,265	210,607
Standard Chartered PLC[b]	43,010	501,287
Standard Life Aberdeen PLC	41,820	253,045
Taylor Wimpey PLC	51,340	139,153
Tesco PLC	37,570	111,661
Travis Perkins PLC	1,615	33,542
Unilever PLC	15,470	879,965

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
United Utilities Group PLC	63,155	$662,795
Vodafone Group PLC	380,970	1,216,790
Weir Group PLC (The)	4,165	130,836
Whitbread PLC	3,315	182,954
WPP PLC	20,400	370,746

		27,762,945

UNITED STATES — 52.18%
3M Co.	6,630	1,660,815
Abbott Laboratories	20,448	1,271,048
AbbVie Inc.	17,425	1,955,433
Accenture PLC Class A	7,565	1,215,695
Activision Blizzard Inc.	7,650	567,094
Acuity Brands Inc.	510	78,764
Adobe Systems Inc.[b]	5,950	1,188,572
Advance Auto Parts Inc.	850	99,442
Advanced Micro Devices Inc.[a,b]	11,645	160,002
Aetna Inc.	4,335	809,865
Affiliated Managers Group Inc.	425	84,843
Aflac Inc.	5,100	449,820
AGCO Corp.	1,275	92,591
Agilent Technologies Inc.	3,825	280,870
AGNC Investment Corp.	7,225	135,758
Akamai Technologies Inc.[b]	2,040	136,660
Albemarle Corp.	2,040	227,644
Alexandria Real Estate Equities Inc.	1,615	209,465
Alexion Pharmaceuticals Inc.[b]	2,380	283,982
Align Technology Inc.[b]	850	222,700
Alkermes PLC[b]	1,360	77,751
Allegion PLC	935	80,513
Allergan PLC	3,655	658,850
Alliance Data Systems Corp.	765	196,345
Allstate Corp. (The)	4,080	402,982
Ally Financial Inc.	10,285	306,184
Alnylam Pharmaceuticals Inc.[b]	765	99,435
Alphabet Inc. Class Ab	3,315	3,919,059
Alphabet Inc. Class Cb	3,485	4,077,241
Altria Group Inc.	17,935	1,261,548
Amazon.com Inc.[b]	4,505	6,536,259
AMERCO	510	186,191
American Express Co.	9,350	929,390
American International Group Inc.	9,775	624,818
American Tower Corp.	4,760	703,052
American Water Works Co. Inc.	12,495	1,039,209
Ameriprise Financial Inc.	2,295	387,166

Security	Shares	Value
AmerisourceBergen Corp.	2,210	$220,271
AMETEK Inc.	3,910	298,333
Amgen Inc.	8,245	1,533,982
Amphenol Corp. Class A	2,805	260,220
Analog Devices Inc.	5,355	492,017
Andeavor	4,930	533,229
Annaly Capital Management Inc.	18,530	195,306
Anthem Inc.	3,485	863,757
AO Smith Corp.	1,870	124,879
Aon PLC	3,400	483,378
Apple Inc.	57,885	9,691,686
Applied Materials Inc.	15,555	834,215
Arch Capital Group Ltd.[b]	765	69,569
Arista Networks Inc.[a,b]	510	140,668
Arrow Electronics Inc.[b]	1,530	124,450
Assurant Inc.	680	62,206
AT&T Inc.	62,985	2,358,788
Atmos Energy Corp.	5,695	472,115
Autodesk Inc.[b]	2,550	294,831
Autoliv Inc.	850	129,379
Automatic Data Processing Inc.	5,270	651,530
AutoZone Inc.[b]	255	195,187
AvalonBay Communities Inc.	1,615	275,196
Avery Dennison Corp.	2,125	260,695
Axalta Coating Systems Ltd.[b]	8,075	254,362
Axis Capital Holdings Ltd.	935	47,246
Baker Hughes a GE Co.	14,875	478,231
Ball Corp.	4,165	159,436
Bank of America Corp.	118,150	3,780,800
Bank of New York Mellon Corp. (The)	13,685	775,939
Baxter International Inc.	4,776	344,015
BB&T Corp.	4,845	267,396
Becton Dickinson and Co.	3,078	747,769
Berkshire Hathaway Inc. Class Bb	6,800	1,457,784
Best Buy Co. Inc.	3,570	260,824
Biogen Inc.[b]	2,295	798,224
BioMarin Pharmaceutical Inc.[b]	935	84,365
BlackRock Inc.[e]	1,700	955,060
Boeing Co. (The)	7,140	2,530,202
BorgWarner Inc.	1,530	86,078
Boston Properties Inc.	935	115,669
Boston Scientific Corp.[b]	17,085	477,697
Brighthouse Financial Inc.[b]	1,184	76,084
Bristol-Myers Squibb Co.	17,935	1,122,731
Broadcom Ltd.	4,930	1,222,788

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Brown-Forman Corp. Class B	3,570	$247,401
CA Inc.	4,675	167,599
Campbell Soup Co.	1,360	63,308
Capital One Financial Corp.	6,460	671,582
Cardinal Health Inc.	4,675	335,618
CarMax Inc.[b]	2,295	163,794
Caterpillar Inc.	7,480	1,217,594
CBRE Group Inc. Class Ab	4,845	221,368
CBS Corp. Class B NVS	3,655	210,565
Celgene Corp.[b]	8,415	851,261
Centene Corp.[b]	2,295	246,116
CenturyLink Inc.	8,219	146,380
Cerner Corp.[b]	4,165	287,926
CH Robinson Worldwide Inc.	1,445	132,160
Charles Schwab Corp. (The)	15,300	816,102
Charter Communications Inc. Class Ab	2,428	915,963
Chemours Co. (The)	4,080	210,610
Cheniere Energy Inc.[b]	12,920	730,755
Chipotle Mexican Grill Inc.[b]	680	220,837
Chubb Ltd.	5,695	889,274
Church & Dwight Co. Inc.	2,380	116,263
Cigna Corp.	3,230	672,970
Cincinnati Financial Corp.	1,360	104,584
Cintas Corp.	1,530	257,728
Cisco Systems Inc.	59,075	2,453,975
CIT Group Inc.	3,995	202,507
Citigroup Inc.	33,320	2,614,954
Citizens Financial Group Inc.	8,500	390,150
Citrix Systems Inc.[b]	1,955	181,346
Clorox Co. (The)	850	120,437
CME Group Inc.	4,165	639,244
Coca-Cola Co. (The)	52,700	2,507,993
Cognizant Technology Solutions Corp. Class A	7,140	556,777
Colgate-Palmolive Co.	10,115	750,938
Colony NorthStar Inc. Class A	11,815	106,099
Comcast Corp. Class A	50,915	2,165,415
Comerica Inc.	2,295	218,530
Consolidated Edison Inc.	11,390	915,300
Constellation Brands Inc. Class A	2,635	578,303
Cooper Companies Inc. (The)	510	124,782
Corning Inc.	9,350	291,907
CoStar Group Inc.[b]	255	88,258
Costco Wholesale Corp.	5,780	1,126,349
Coty Inc. Class A	8,840	173,352

Security	Shares	Value
Crown Castle International Corp.	4,250	$479,272
CSX Corp.	8,500	482,545
Cummins Inc.	2,125	399,500
CVS Health Corp.	14,025	1,103,627
Danaher Corp.	7,650	774,792
DaVita Inc.[b]	1,955	152,568
Deere & Co.	3,145	523,391
Dell Technologies Inc. Class Vb	3,315	237,685
DENTSPLY SIRONA Inc.	3,060	186,079
Diamondback Energy Inc.[b]	5,270	661,385
Digital Realty Trust Inc.	1,970	220,541
Discover Financial Services	4,590	366,282
DISH Network Corp. Class Ab	2,040	95,676
Dollar General Corp.	3,485	359,373
Dollar Tree Inc.[b]	3,060	351,900
Domino’s Pizza Inc.	680	147,458
Dover Corp.	2,635	279,863
DowDuPont Inc.	20,825	1,573,953
DR Horton Inc.	5,525	271,001
Dr Pepper Snapple Group Inc.	2,635	314,487
DXC Technology Co.	3,655	363,855
E*TRADE Financial Corp.[b]	4,080	215,016
Eaton Corp. PLC	6,035	506,759
eBay Inc.[b]	11,050	448,409
Ecolab Inc.	6,630	912,818
Edison International	9,775	611,231
Edwards Lifesciences Corp.[b]	2,720	344,298
Electronic Arts Inc.[b]	3,230	410,081
Eli Lilly & Co.	9,775	796,174
Emerson Electric Co.	7,820	564,839
Equifax Inc.	1,870	233,619
Equinix Inc.	765	348,220
Equity Residential	2,465	151,869
Essex Property Trust Inc.	595	138,623
Estee Lauder Companies Inc. (The) Class A	2,975	401,506
Everest Re Group Ltd.	425	97,665
Eversource Energy	27,285	1,721,411
Expedia Inc.	1,955	250,260
Expeditors International of Washington Inc.	5,610	364,369
Express Scripts Holding Co.[b]	8,160	646,109
Extra Space Storage Inc.	935	78,054
Facebook Inc. Class Ab	25,670	4,797,466
Fastenal Co.	4,250	233,580

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Fidelity National Information Services Inc.	3,740	$382,826
Fifth Third Bancorp.	9,775	323,552
First Data Corp. Class Ab	3,740	66,198
First Republic Bank/CA	765	68,506
Fiserv Inc.[b]	2,635	371,113
FleetCor Technologies Inc.[b]	1,105	234,812
Flowserve Corp.	1,275	57,783
Fluor Corp.	3,740	227,018
FMC Corp.	2,975	271,707
FNF Group	2,210	86,146
Ford Motor Co.	25,755	282,532
Fortinet Inc.[b]	1,870	86,095
Fortive Corp.	4,590	348,932
Franklin Resources Inc.	5,355	227,106
Freeport-McMoRan Inc.[b]	10,795	210,502
Gap Inc. (The)	2,295	76,286
Garmin Ltd.	1,445	90,948
General Dynamics Corp.	3,230	718,610
General Electric Co.	112,540	1,819,772
General Mills Inc.	6,715	392,760
General Motors Co.	10,200	432,582
Genuine Parts Co.	1,445	150,381
GGP Inc.	6,205	142,901
Gilead Sciences Inc.	15,045	1,260,771
Global Payments Inc.	1,870	209,029
Goldman Sachs Group Inc. (The)	4,845	1,297,927
Halliburton Co.	22,525	1,209,592
Harley-Davidson Inc.	2,380	115,335
Harris Corp.	1,360	216,757
Hartford Financial Services Group Inc. (The)	5,440	319,654
Hasbro Inc.	1,190	112,538
HCA Healthcare Inc.[b]	1,105	111,782
HCP Inc.	3,276	78,886
HD Supply Holdings Inc.[b]	2,380	92,558
Helmerich & Payne Inc.	6,800	489,804
Henry Schein Inc.[b]	1,020	77,194
Hershey Co. (The)	1,955	215,695
Hewlett Packard Enterprise Co.	19,890	326,196
HollyFrontier Corp.	12,580	603,337
Hologic Inc.[b]	2,125	90,738
Home Depot Inc. (The)	13,855	2,783,469
Honeywell International Inc.	8,160	1,302,907
Hormel Foods Corp.	1,275	43,771

Security	Shares	Value
Host Hotels & Resorts Inc.	9,265	$192,341
HP Inc.	19,890	463,835
Humana Inc.	1,700	479,111
Huntington Bancshares Inc./OH	11,900	192,542
Huntington Ingalls Industries Inc.	680	161,527
IDEX Corp.	1,360	195,133
IDEXX Laboratories Inc.[b]	850	158,984
IHS Markit Ltd.[b]	5,988	285,807
Illinois Tool Works Inc.	4,930	856,193
Illumina Inc.[b]	1,785	415,262
Incyte Corp.[b]	1,445	130,469
Ingersoll-Rand PLC	3,230	305,655
Intel Corp.	56,610	2,725,205
Intercontinental Exchange Inc.	7,140	527,218
International Business Machines Corp.	10,625	1,739,312
International Flavors & Fragrances Inc.	2,720	408,816
Interpublic Group of Companies Inc. (The)	2,465	53,959
Intuit Inc.	2,805	470,959
Intuitive Surgical Inc.[b]	1,530	660,455
Invesco Ltd.	2,720	98,274
IQVIA Holdings Inc.[b]	1,870	191,095
Iron Mountain Inc.	3,570	125,057
Jacobs Engineering Group Inc.	4,675	324,725
JM Smucker Co. (The)	1,530	194,142
Johnson & Johnson	30,770	4,252,106
Johnson Controls International PLC	11,985	468,973
Jones Lang LaSalle Inc.	935	146,187
JPMorgan Chase & Co.	40,375	4,670,176
Juniper Networks Inc.	3,485	91,133
Kellogg Co.	1,275	86,840
KeyCorp	11,050	236,470
Kimberly-Clark Corp.	680	79,560
Kimco Realty Corp.	8,160	129,826
Kinder Morgan Inc./DE	18,105	325,528
KLA-Tencor Corp.	2,040	223,992
Kohl’s Corp.	935	60,560
Kraft Heinz Co. (The)	8,755	686,304
L Brands Inc.	3,740	187,337
L3 Technologies Inc.	1,360	288,946
Laboratory Corp. of America Holdings[b]	935	163,158
Lam Research Corp.	1,700	325,584
Las Vegas Sands Corp.	5,355	415,120
Leidos Holdings Inc.	1,356	90,310
Lennar Corp. Class A	3,230	202,392

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Lennox International Inc.	340	$74,089
Liberty Global PLC Series Ab	4,420	165,220
Liberty Global PLC Series C NVS[b]	2,210	79,030
Liberty Interactive Corp. QVC Group Series Ab	5,525	155,197
Liberty Media Corp.-Liberty Formula One Class Cb	1,615	60,869
Liberty Media Corp.-Liberty SiriusXM Class Cb	4,845	217,104
Lincoln National Corp.	4,080	337,824
LKQ Corp.[b]	2,805	117,894
Lockheed Martin Corp.	3,400	1,206,490
Lowe’s Companies Inc.	9,010	943,617
Lululemon Athletica Inc.[b]	1,360	106,366
M&T Bank Corp.	1,530	291,893
Macerich Co. (The)	935	60,373
Macquarie Infrastructure Corp.	9,180	609,093
ManpowerGroup Inc.	1,955	256,867
Marathon Petroleum Corp.	4,250	294,397
Marriott International Inc./MD Class A	1,955	288,050
Marsh & McLennan Companies Inc.	7,225	603,432
Marvell Technology Group Ltd.	7,225	168,559
Masco Corp.	4,760	212,582
Mastercard Inc. Class A	10,972	1,854,268
Mattel Inc.	7,225	114,444
Maxim Integrated Products Inc.	3,655	222,955
McCormick & Co. Inc./MD NVS	2,040	221,891
McDonald’s Corp.	9,690	1,658,347
McKesson Corp.	2,805	473,708
Medtronic PLC	13,855	1,190,006
MercadoLibre Inc.	510	197,421
Merck & Co. Inc.	32,555	1,928,884
MetLife Inc.	12,495	600,635
Mettler-Toledo International Inc.[b]	170	114,794
MGM Resorts International	4,930	179,698
Michael Kors Holdings Ltd.[b]	2,040	134,640
Microchip Technology Inc.	2,805	267,092
Micron Technology Inc.[b]	12,750	557,430
Microsoft Corp.	81,855	7,777,044
Mid-America Apartment Communities Inc.	935	89,171
Middleby Corp. (The)[b]	425	57,911
Molson Coors Brewing Co. Class B	2,635	221,393
Mondelez International Inc. Class A	11,645	517,038
Monsanto Co.	5,610	683,298

Security	Shares	Value
Monster Beverage Corp.[b]	5,695	$388,570
Moody’s Corp.	2,210	357,556
Morgan Stanley	20,400	1,153,620
Motorola Solutions Inc.	1,275	126,812
Mylan NVb	4,760	203,966
Nasdaq Inc.	1,530	123,792
National Oilwell Varco Inc.	14,960	548,733
NetApp Inc.	3,655	224,782
Netflix Inc.[b]	5,185	1,401,505
New York Community Bancorp. Inc.	7,735	109,528
Newell Brands Inc.	6,885	182,039
News Corp. Class A	7,735	132,346
Nielsen Holdings PLC	6,630	248,028
NIKE Inc. Class B	15,300	1,043,766
Nordstrom Inc.	1,445	71,253
Norfolk Southern Corp.	2,380	359,094
Northern Trust Corp.	2,805	295,619
Northrop Grumman Corp.	2,295	781,516
NVIDIA Corp.	6,800	1,671,440
O’Reilly Automotive Inc.[b]	1,190	314,981
Old Dominion Freight Line Inc.	765	112,034
Omnicom Group Inc.	2,380	182,427
ONEOK Inc.	31,960	1,881,166
Oracle Corp.	30,090	1,552,343
PACCAR Inc.	3,145	234,491
Palo Alto Networks Inc.[b]	850	134,190
Parker-Hannifin Corp.	2,040	410,897
Parsley Energy Inc. Class Ab	3,315	78,234
Paychex Inc.	3,740	255,255
PayPal Holdings Inc.[b]	13,260	1,131,343
Pentair PLC	2,720	194,480
People’s United Financial Inc.	6,035	118,708
PepsiCo Inc.	16,660	2,004,198
Perrigo Co. PLC	1,445	130,946
Pfizer Inc.	67,660	2,506,126
PG&E Corp.	7,140	302,950
Philip Morris International Inc.	18,785	2,014,316
Phillips 66	19,125	1,958,400
Pioneer Natural Resources Co.	2,295	419,778
PNC Financial Services Group Inc. (The)[e]	6,205	980,514
Polaris Industries Inc.	765	86,453
PPG Industries Inc.	4,335	514,695
Priceline Group Inc. (The)[b]	595	1,137,670
Principal Financial Group Inc.	3,825	258,570

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
Procter & Gamble Co. (The)	30,005	$2,590,632
Progressive Corp. (The)	4,760	257,516
Prologis Inc.	7,905	514,695
Prudential Financial Inc.	6,290	747,378
Public Storage	1,530	299,513
PulteGroup Inc.	6,205	197,505
PVH Corp.	1,190	184,545
Qorvo Inc.[b]	2,210	158,612
QUALCOMM Inc.	17,935	1,224,064
Quest Diagnostics Inc.	1,530	161,905
Ralph Lauren Corp.	935	106,880
Raytheon Co.	3,995	834,715
Realty Income Corp.	2,210	117,550
Red Hat Inc.[b]	2,295	301,517
Regeneron Pharmaceuticals Inc.[b]	850	311,652
Regions Financial Corp.	19,295	371,043
ResMed Inc.	1,530	154,209
Robert Half International Inc.	2,635	152,514
Rockwell Automation Inc.	2,465	486,320
Rockwell Collins Inc.	2,739	379,324
Rollins Inc.	1,955	96,460
Roper Technologies Inc.	1,615	453,153
Ross Stores Inc.	4,845	399,180
S&P Global Inc.	2,890	523,379
Sabre Corp.	3,655	75,914
salesforce.com Inc.[b]	8,075	919,823
SBA Communications Corp.[b]	1,530	266,985
Schlumberger Ltd.	27,370	2,013,885
Seagate Technology PLC	1,615	89,148
Sealed Air Corp.	2,550	120,743
Sensata Technologies Holding NVa,b	2,125	119,531
ServiceNow Inc.[b]	2,040	303,695
Sherwin-Williams Co. (The)	1,700	709,087
Simon Property Group Inc.	3,995	652,663
Skyworks Solutions Inc.	1,870	181,783
SL Green Realty Corp.	935	93,986
Snap-on Inc.	425	72,807
Spirit AeroSystems Holdings Inc. Class A	510	52,204
Splunk Inc.[b]	2,040	188,435
Sprint Corp.[a,b]	13,770	73,394
Square Inc. Class Ab	3,655	171,456
Stanley Black & Decker Inc.	2,465	409,757
Starbucks Corp.	18,020	1,023,716

Security	Shares	Value
State Street Corp.	4,560	$502,375
Stryker Corp.	4,420	726,560
SunTrust Banks Inc.	6,630	468,741
SVB Financial Group[b]	935	230,524
Symantec Corp.	6,970	189,793
Synchrony Financial	9,775	387,872
Sysco Corp.	6,630	416,828
T Rowe Price Group Inc.	2,805	313,122
T-Mobile U.S. Inc.[b]	2,550	166,005
Take-Two Interactive Software Inc.[b]	1,360	172,271
Tapestry Inc.	3,570	167,933
Target Corp.	5,695	428,378
TD Ameritrade Holding Corp.	3,910	218,139
TE Connectivity Ltd.	3,825	392,177
TechnipFMC PLC	19,720	640,111
Teleflex Inc.	510	141,653
TESARO Inc.[a,b]	170	11,468
Tesla Inc.[a,b]	2,125	752,909
Texas Instruments Inc.	11,560	1,267,785
Textron Inc.	3,570	209,452
Thermo Fisher Scientific Inc.	4,590	1,028,665
Tiffany & Co.	1,700	181,305
Time Warner Inc.	8,075	769,951
TJX Companies Inc. (The)	7,650	614,448
Toll Brothers Inc.	2,975	138,576
Total System Services Inc.	2,295	203,934
Tractor Supply Co.	1,190	90,738
TransDigm Group Inc.	935	296,311
Travelers Companies Inc. (The)	3,485	522,471
Trimble Inc.[b]	2,975	131,198
TripAdvisor Inc.[b]	2,550	88,409
Twenty-First Century Fox Inc. Class A	9,945	366,970
Twenty-First Century Fox Inc. Class B	3,315	120,964
Twitter Inc.[b]	8,075	208,416
U.S. Bancorp.	17,085	976,237
UDR Inc.	2,380	86,941
Ulta Beauty Inc.[b]	765	169,907
Under Armour Inc. Class Ca,b	6,715	86,288
Union Pacific Corp.	8,500	1,134,750
United Parcel Service Inc. Class B	4,845	616,865
United Rentals Inc.[b]	1,445	261,704
United Technologies Corp.	9,690	1,337,317
United Therapeutics Corp.[b]	425	54,825

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
UnitedHealth Group Inc.	11,135	$2,636,545
Unum Group	4,165	221,536
Vail Resorts Inc.	1,105	241,509
Valero Energy Corp.	8,755	840,217
Varian Medical Systems Inc.[b]	850	108,375
Veeva Systems Inc. Class Ab	1,020	64,117
Ventas Inc.	3,145	176,026
VEREIT Inc.	12,325	88,740
Verisk Analytics Inc. Class Ab	2,295	229,615
Verizon Communications Inc.	45,815	2,477,217
Vertex Pharmaceuticals Inc.[b]	2,805	468,070
VF Corp.	3,485	282,773
Viacom Inc. Class B NVS	3,060	102,265
Visa Inc. Class A	21,184	2,631,688
VMware Inc. Class Aa,b	1,275	157,832
Vornado Realty Trust	1,020	73,114
Voya Financial Inc.	3,740	194,143
Vulcan Materials Co.	1,360	184,144
WABCO Holdings Inc.[b]	510	78,739
Wabtec Corp./DEa	765	61,996
Walgreens Boots Alliance Inc.	11,730	882,800
Walmart Inc.	17,085	1,821,261
Walt Disney Co. (The)	17,255	1,875,101
Waters Corp.[b]	850	183,268
Wells Fargo & Co.	50,405	3,315,641
Welltower Inc.	4,250	254,872
Western Digital Corp.	3,315	294,969
Western Union Co. (The)	5,950	123,701
WestRock Co.	3,485	232,206
Weyerhaeuser Co.	4,845	181,881
Whirlpool Corp.	425	77,104
Willis Towers Watson PLC	1,275	204,599
Workday Inc. Class Ab	1,785	214,004
Worldpay Inc. Class Ab	3,752	301,382
WW Grainger Inc.	680	183,369
Wyndham Worldwide Corp.	425	52,755
Wynn Resorts Ltd.	1,105	182,977
Xerox Corp.	2,436	83,141
Xilinx Inc.	3,995	291,715
XL Group Ltd.	3,570	131,519
Xylem Inc./NY	3,655	264,110
Zayo Group Holdings Inc.[b]	1,615	59,271
Zillow Group Inc. Class Ca,b	2,125	94,478
Zimmer Biomet Holdings Inc.	1,785	226,909

Security	Shares	Value
Zoetis Inc.	4,930	$378,279

		274,195,888

TOTAL COMMON STOCKS
(Cost: $402,322,247)		519,608,273

PREFERRED STOCKS — 0.81%

BRAZIL — 0.26%
Banco Bradesco SA, Preference Shares	32,676	420,451
Itau Unibanco Holding SA, Preference Shares	34,036	561,651
Lojas Americanas SA, Preference Shares	42,500	226,795
Telefonica Brasil SA, Preference Shares	8,500	144,532

		1,353,429
CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	2,975	167,443

		167,443
COLOMBIA — 0.12%
Bancolombia SA, Preference Shares	17,680	202,796
Grupo Aval Acciones y Valores SA, Preference Shares	391,765	176,508
Grupo de Inversiones Suramericana SA, Preference Shares	19,890	268,770

		648,074
GERMANY — 0.21%
Bayerische Motoren Werke AG, Preference Shares	2,125	208,336
Fuchs Petrolub SE, Preference Shares	1,360	74,546
Henkel AG & Co. KGaA, Preference Shares	2,550	357,692
Volkswagen AG, Preference Shares	1,955	431,122

		1,071,696
ITALY — 0.06%
Telecom Italia SpA/Milano, Preference Shares	424,660	325,665

		325,665

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Security	Shares	Value
SOUTH KOREA — 0.13%
Hyundai Motor Co., Preference Shares	1,360	$117,680
Hyundai Motor Co. Series 2, Preference Shares	1,190	115,897
LG Household & Health Care Ltd., Preference Shares	170	107,777
Samsung Electronics Co. Ltd., Preference Shares	170	335,749

		677,103

TOTAL PREFERRED STOCKS
(Cost: $3,354,955)		4,243,410

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[b]	26,690	133

		133
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[b]	294	9,085

		9,085

TOTAL RIGHTS
(Cost: $0)		9,218

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	5,096,331	5,097,351
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	418,933	418,933

		5,516,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,515,374)		5,516,284

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $411,192,576)		529,377,185
Other Assets, Less Liabilities — (0.73)%		(3,860,035)

NET ASSETS — 100.00%		$525,517,150

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,938,510	—		(4,842,179)[b]	5,096,331	$5,097,351	$20,080	[c]	$(51)	$(413)
BlackRock Cash Funds: Treasury, SL Agency Shares	220,727	198,206	[b]	—	418,933	418,933	3,056		—	—
BlackRock Inc.	1,580	120		—	1,700	955,060	8,250		—	227,423
PNC Financial Services Group Inc. (The)	5,056	1,149		—	6,205	980,514	8,638		—	172,074

						$7,451,858	$40,024		$(51)	$399,084

[a]	Includes realized capital distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$519,233,736	$374,537	$—	$519,608,273
Preferred stocks	4,243,410	—	—	4,243,410
Rights	—	9,218	—	9,218
Money market funds	5,516,284	—	—	5,516,284

Total	$528,993,430	$383,755	$—	$529,377,185

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.84%

CHINA — 35.78%
3SBio Inc.[a,b,c]	1,172,500	$2,389,538
58.com Inc. ADR[a]	100,165	8,001,180
AAC Technologies Holdings Inc.	774,000	12,943,789
Agile Group Holdings Ltd.[c]	1,340,000	2,405,385
Agricultural Bank of China Ltd. Class H	27,470,000	16,858,255
Air China Ltd. Class H	2,014,000	2,945,766
Alibaba Group Holding Ltd. ADR[a,c]	1,245,530	254,449,324
Alibaba Health Information Technology Ltd.[a,c]	4,032,000	2,108,417
Alibaba Pictures Group Ltd.[a,c]	13,410,000	1,868,822
Aluminum Corp. of China Ltd. Class Ha,c	4,696,000	3,182,121
Anhui Conch Cement Co. Ltd. Class H	1,340,500	7,386,808
ANTA Sports Products Ltd.	1,340,000	6,458,905
Autohome Inc. ADR	57,285	4,770,695
AviChina Industry & Technology Co. Ltd. Class Hc	2,347,000	1,257,303
Baidu Inc. ADR[a]	296,140	73,122,889
Bank of China Ltd. Class H	85,090,000	51,240,358
Bank of Communications Co. Ltd. Class H	9,383,100	8,133,711
Beijing Capital International Airport Co. Ltd. Class H	1,346,000	2,040,997
Beijing Enterprises Holdings Ltd.	503,500	3,093,183
Beijing Enterprises Water Group Ltd.	5,364,000	3,861,090
Brilliance China Automotive Holdings Ltd.	3,350,000	8,566,187
BYD Co. Ltd. Class Hc	670,500	6,313,705
BYD Electronic International Co. Ltd.	670,000	1,651,561
CGN Power Co. Ltd. Class Hb	11,725,000	3,312,973
China Cinda Asset Management Co. Ltd. Class H	9,380,000	3,969,571
China CITIC Bank Corp. Ltd. Class H	8,710,200	7,171,776
China Communications Construction Co. Ltd. Class H	4,697,000	5,608,932
China Communications Services Corp. Ltd. Class H	2,682,000	1,704,229

Security	Shares	Value
China Conch Venture Holdings Ltd.	1,633,500	$4,573,787
China Construction Bank Corp. Class H	90,452,390	104,313,210
China Everbright Bank Co. Ltd. Class H	3,055,000	1,730,325
China Everbright International Ltd.[c]	2,681,000	4,099,593
China Everbright Ltd.	1,346,000	3,321,353
China Evergrande Group[a,c]	3,685,000	12,178,976
China Galaxy Securities Co. Ltd. Class H	3,685,000	3,010,586
China Gas Holdings Ltd.	1,813,000	5,308,185
China Huarong Asset Management Co. Ltd. Class Hb	9,715,000	4,906,283
China Huishan Dairy Holdings Co. Ltd.[a,c,d]	3,164,000	4
China Jinmao Holdings Group Ltd.	4,028,000	2,626,469
China Life Insurance Co. Ltd. Class H	8,042,000	27,195,840
China Longyuan Power Group Corp. Ltd. Class H	3,354,000	2,452,855
China Medical System Holdings Ltd.	1,341,000	2,876,958
China Mengniu Dairy Co. Ltd.	3,019,000	9,862,040
China Merchants Bank Co. Ltd. Class H	4,188,946	20,539,168
China Merchants Port Holdings Co. Ltd.	1,346,000	3,562,281
China Minsheng Banking Corp. Ltd. Class H	5,696,100	6,517,985
China Mobile Ltd.	6,700,000	70,756,701
China Molybdenum Co. Ltd. Class H	4,020,000	3,094,107
China National Building Material Co. Ltd. Class H	3,350,000	3,580,666
China Oilfield Services Ltd. Class H	2,010,000	2,397,676
China Overseas Land & Investment Ltd.	4,343,760	16,827,561
China Pacific Insurance Group Co. Ltd. Class H	2,881,000	14,623,337
China Petroleum & Chemical Corp. Class H	27,474,000	23,745,500

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	2,177,500	$2,647,594
China Railway Group Ltd. Class H	4,355,000	3,346,381
China Resources Beer Holdings Co. Ltd.	2,014,000	7,609,037
China Resources Gas Group Ltd.	1,240,000	4,082,363
China Resources Land Ltd.	3,351,555	13,369,454
China Resources Pharmaceutical Group Ltd.[b]	1,675,000	2,205,793
China Resources Power Holdings Co. Ltd.	2,014,000	3,718,257
China Shenhua Energy Co. Ltd. Class H	3,685,000	11,472,265
China Southern Airlines Co. Ltd. Class H	2,014,000	2,626,469
China State Construction International Holdings Ltd.[c]	2,014,000	2,914,866
China Taiping Insurance Holdings Co. Ltd.	1,809,190	7,818,323
China Telecom Corp. Ltd. Class H	15,410,000	7,624,763
China Unicom Hong Kong Ltd.[a]	6,708,000	10,051,558
China Vanke Co. Ltd. Class H	1,282,584	6,280,545
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,681,000	2,430,277
CITIC Ltd.	6,312,000	9,958,522
CITIC Securities Co. Ltd. Class H	2,512,500	6,681,625
CNOOC Ltd.	19,095,000	29,735,803
COSCO SHIPPING Ports Ltd.	2,014,000	2,108,900
Country Garden Holdings Co. Ltd.	5,695,838	12,248,879
CRRC Corp. Ltd. Class H	4,690,500	4,647,652
CSPC Pharmaceutical Group Ltd.	4,694,000	10,418,508
Ctrip.com International Ltd. ADR[a]	424,110	19,839,866
Dongfeng Motor Group Co. Ltd. Class H	2,682,000	3,504,470
ENN Energy Holdings Ltd.	796,000	6,146,993
Far East Horizon Ltd.	2,013,000	2,169,622
Fosun International Ltd.[c]	2,850,000	6,733,790
Fullshare Holdings Ltd.[c]	7,207,500	3,400,351
Fuyao Glass Industry Group Co. Ltd. Class Hb	502,800	2,131,040
GCL-Poly Energy Holdings Ltd.[a]	14,283,000	2,465,278

Security	Shares	Value
Geely Automobile Holdings Ltd.	5,360,000	$17,166,638
GF Securities Co. Ltd. Class H	1,541,000	3,443,950
GOME Retail Holdings Ltd.[c]	10,054,160	1,272,605
Great Wall Motor Co. Ltd. Class H	3,350,500	4,090,965
Guangdong Investment Ltd.	3,350,000	4,985,521
Guangzhou Automobile Group Co. Ltd. Class H	2,682,855	6,078,181
Guangzhou R&F Properties Co. Ltd. Class H	1,072,400	3,016,423
Haier Electronics Group Co. Ltd.	1,347,000	4,615,461
Haitian International Holdings Ltd.	673,000	2,103,811
Haitong Securities Co. Ltd. Class H	3,484,800	5,694,052
Hengan International Group Co. Ltd.	837,500	8,030,800
Huaneng Power International Inc. Class H	4,690,000	3,028,147
Huaneng Renewables Corp. Ltd. Class H	5,360,000	1,857,149
Huatai Securities Co. Ltd. Class Hb	1,809,000	4,098,406
Industrial & Commercial Bank of China Ltd. Class H	79,060,350	74,800,272
JD.com Inc. ADR[a,c]	709,195	34,913,670
Jiangsu Expressway Co. Ltd. Class H	1,342,000	2,069,248
Jiangxi Copper Co. Ltd. Class H	1,341,000	2,270,019
Kingboard Chemical Holdings Ltd.	670,000	3,687,743
Kingsoft Corp. Ltd.[c]	1,008,000	3,447,443
Kunlun Energy Co. Ltd.	3,356,000	3,329,633
Lee & Man Paper Manufacturing Ltd.	1,675,000	1,974,506
Lenovo Group Ltd.	8,044,000	4,638,327
Longfor Properties Co. Ltd.	1,677,000	5,478,185
Meitu Inc.[a,b]	1,340,000	1,864,002
Momo Inc. ADR[a]	118,590	3,739,143
NetEase Inc. ADR	85,425	27,349,668
New China Life Insurance Co. Ltd. Class H	837,700	5,456,893
New Oriental Education & Technology Group Inc. ADR	145,725	13,419,815
Nexteer Automotive Group Ltd.	1,005,000	2,153,539

SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Nine Dragons Paper Holdings Ltd.	1,675,000	$2,608,404
People’s Insurance Co. Group of China Ltd. (The) Class H	7,705,000	4,403,448
PetroChina Co. Ltd. Class H	22,538,000	17,865,690
PICC Property & Casualty Co. Ltd. Class H	4,693,876	9,746,089
Ping An Insurance Group Co. of China Ltd. Class H	5,695,000	67,460,861
Semiconductor Manufacturing International Corp.[a,c]	3,054,400	4,428,449
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,692,000	1,992,812
Shanghai Electric Group Co. Ltd. Class Ha	2,696,000	1,096,124
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	502,500	2,919,999
Shanghai Industrial Holdings Ltd.	673,000	1,970,440
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	971,596	1,472,940
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	737,000	1,931,675
Shenzhou International Group Holdings Ltd.[c]	673,000	6,948,168
Shimao Property Holdings Ltd.	1,341,000	4,003,394
Sihuan Pharmaceutical Holdings Group Ltd.	3,915,000	1,501,640
SINA Corp./China[a]	62,653	7,346,064
Sino Biopharmaceutical Ltd.	4,942,000	9,111,308
Sino-Ocean Group Holding Ltd.	3,184,000	2,633,844
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,026,000	2,465,597
Sinopharm Group Co. Ltd. Class H	1,341,600	5,926,303
SOHO China Ltd.[c]	2,345,500	1,394,444
Sun Art Retail Group Ltd.	2,590,500	3,517,393
Sunac China Holdings Ltd.	2,680,000	12,866,412
Sunny Optical Technology Group Co. Ltd.	673,000	9,318,720
TAL Education Group Class A ADR	313,560	10,212,649
Tencent Holdings Ltd.	6,164,000	365,358,137
Tingyi Cayman Islands Holding Corp.	2,012,000	4,193,033

Security	Shares	Value
TravelSky Technology Ltd. Class H	1,007,000	$3,160,776
Tsingtao Brewery Co. Ltd. Class H	670,000	3,734,857
Vipshop Holdings Ltd. ADR[a]	445,580	7,365,437
Want Want China Holdings Ltd.	5,699,000	5,034,884
Weibo Corp. ADR[a]	49,245	6,380,675
Weichai Power Co. Ltd. Class H	1,939,600	2,425,290
Yanzhou Coal Mining Co. Ltd. Class H	2,012,000	3,508,771
Yum China Holdings Inc.	415,065	19,254,865
YY Inc. ADR[a]	47,235	6,280,366
Zhejiang Expressway Co. Ltd. Class H	1,342,000	1,588,826
Zhuzhou CRRC Times Electric Co. Ltd. Class H	636,700	3,524,808
Zijin Mining Group Co. Ltd. Class H	6,030,000	3,037,570
ZTE Corp. Class Ha	804,400	2,931,093

		1,964,304,630
HONG KONG — 11.09%
AIA Group Ltd.	12,998,000	111,343,293
ASM Pacific Technology Ltd.	301,600	4,118,275
Bank of East Asia Ltd. (The)[c]	1,309,400	5,666,876
BOC Hong Kong Holdings Ltd.	4,021,000	20,538,257
CK Asset Holdings Ltd.	2,847,632	27,178,557
CK Hutchison Holdings Ltd.	2,847,632	38,446,827
CK Infrastructure Holdings Ltd.	673,000	5,993,064
CLP Holdings Ltd.	1,842,500	18,810,275
First Pacific Co. Ltd./Hong Kong	2,011,000	1,434,693
Galaxy Entertainment Group Ltd.	2,680,000	23,745,469
Hang Lung Group Ltd.	1,005,000	3,822,661
Hang Lung Properties Ltd.	2,345,000	6,206,202
Hang Seng Bank Ltd.	837,500	19,937,799
Henderson Land Development Co. Ltd.	1,167,212	8,163,000
HK Electric Investments & HK Electric Investments Ltd.[b,c]	2,347,000	2,169,522
HKT Trust & HKT Ltd.	4,020,640	5,012,017
Hong Kong & China Gas Co. Ltd.	9,178,518	18,142,402
Hong Kong Exchanges & Clearing Ltd.	1,273,000	48,241,336
Hongkong Land Holdings Ltd.	1,139,000	8,200,800
Hysan Development Co. Ltd.	673,000	3,760,185
Jardine Matheson Holdings Ltd.	234,700	14,898,756

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Jardine Strategic Holdings Ltd.	234,500	$9,333,100
Kerry Properties Ltd.	670,500	3,206,145
Kingston Financial Group Ltd.	4,020,000	3,124,945
Li & Fung Ltd.	6,030,000	3,076,118
Link REIT	2,348,500	20,778,270
Melco Resorts & Entertainment Ltd. ADR	271,015	8,070,827
MGM China Holdings Ltd.	1,077,600	3,320,377
Minth Group Ltd.	504,000	2,848,168
MTR Corp. Ltd.	1,677,000	9,605,585
New World Development Co. Ltd.	6,367,666	10,306,868
NWS Holdings Ltd.	1,677,500	3,268,588
PCCW Ltd.	4,690,000	2,704,345
Power Assets Holdings Ltd.[c]	1,507,500	13,405,011
Sands China Ltd.	2,680,800	15,972,138
Shangri-La Asia Ltd.	1,346,333	3,425,455
Sino Land Co. Ltd.	3,351,200	6,178,433
SJM Holdings Ltd.	2,345,000	2,344,565
Sun Hung Kai Properties Ltd.	1,675,000	29,103,619
Swire Pacific Ltd. Class A	503,500	5,037,285
Swire Properties Ltd.	1,273,000	4,451,419
Techtronic Industries Co. Ltd.	1,507,500	10,041,712
WH Group Ltd.[b]	9,213,500	11,414,612
Wharf Holdings Ltd. (The)	1,340,000	5,490,926
Wharf Real Estate Investment Co. Ltd.[a]	1,289,000	8,907,613
Wheelock & Co. Ltd.	1,007,000	7,885,846
Wynn Macau Ltd.	1,742,400	6,148,507
Yue Yuen Industrial Holdings Ltd.	837,500	3,779,830

		609,060,573
INDIA — 9.68%
ACC Ltd.	50,683	1,366,806
Adani Ports & Special Economic Zone Ltd.	784,102	5,286,829
Ambuja Cements Ltd.	650,594	2,677,916
Ashok Leyland Ltd.	1,295,493	2,568,428
Asian Paints Ltd.	308,212	5,467,533
Aurobindo Pharma Ltd.	291,464	2,884,911
Axis Bank Ltd.	1,929,600	18,008,538
Bajaj Auto Ltd.	93,136	4,886,643
Bajaj Finance Ltd.	182,240	4,807,443
Bajaj Finserv Ltd.	41,875	3,168,322
Bharat Forge Ltd.	232,510	2,621,432
Bharat Heavy Electricals Ltd.	968,829	1,526,273
Bharat Petroleum Corp. Ltd.	820,415	6,350,102

Security	Shares	Value
Bharti Airtel Ltd.	1,294,105	$8,949,348
Bharti Infratel Ltd.	693,450	3,832,830
Bosch Ltd.	8,040	2,452,340
Britannia Industries Ltd.	27,470	2,023,051
Cadila Healthcare Ltd.	228,149	1,527,360
Cipla Ltd./India	384,257	3,577,427
Coal India Ltd.	715,225	3,368,444
Container Corp. of India Ltd.	45,788	1,000,870
Dabur India Ltd.	573,185	3,204,600
Dr. Reddy’s Laboratories Ltd.	125,629	4,395,472
Eicher Motors Ltd.	14,740	6,239,473
GAIL India Ltd.	550,740	4,144,161
Glenmark Pharmaceuticals Ltd.	152,760	1,455,938
Godrej Consumer Products Ltd.	257,950	4,272,146
Grasim Industries Ltd.	362,805	6,617,093
Havells India Ltd.	269,340	2,211,973
HCL Technologies Ltd.	595,295	9,233,548
Hero Motocorp Ltd.	54,944	3,188,853
Hindalco Industries Ltd.	1,265,965	5,098,393
Hindustan Petroleum Corp. Ltd.	662,630	4,143,277
Hindustan Unilever Ltd.	700,150	15,073,803
Housing Development Finance Corp. Ltd.	1,632,120	50,200,127
ICICI Bank Ltd.	2,556,050	14,184,036
Idea Cellular Ltd.[a]	1,588,235	2,324,779
IDFC Bank Ltd.	1,473,665	1,316,026
Indiabulls Housing Finance Ltd.	349,070	7,633,810
Indian Oil Corp. Ltd.	628,795	4,128,448
Infosys Ltd.	1,894,954	34,269,533
ITC Ltd.	3,662,890	15,629,713
JSW Steel Ltd.	935,655	4,265,364
Larsen & Toubro Ltd.	510,540	11,370,083
LIC Housing Finance Ltd.	328,302	2,761,239
Lupin Ltd.	242,881	3,374,739
Mahindra & Mahindra Financial Services Ltd.	309,875	2,258,154
Mahindra & Mahindra Ltd.	796,109	9,550,867
Marico Ltd.	484,748	2,358,053
Maruti Suzuki India Ltd.	114,913	17,181,191
Motherson Sumi Systems Ltd.	694,790	3,995,899
Nestle India Ltd.	22,780	2,675,113
NTPC Ltd.	1,744,680	4,670,036
Oil & Natural Gas Corp. Ltd.	1,352,395	4,325,920
Petronet LNG Ltd.	461,630	1,848,951
Piramal Enterprises Ltd.	86,099	3,713,139

SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Power Finance Corp. Ltd.	704,009	$1,292,821
Reliance Industries Ltd.	2,808,975	42,454,536
Rural Electrification Corp. Ltd.	758,105	1,853,434
Shree Cement Ltd.	9,045	2,446,884
Shriram Transport Finance Co. Ltd.	162,489	3,524,858
Siemens Ltd.	79,064	1,618,292
State Bank of India	1,857,910	9,150,251
Sun Pharmaceuticals Industries Ltd.	1,040,195	9,483,860
Tata Consultancy Services Ltd.	494,460	24,195,627
Tata Motors Ltd.[a]	1,708,500	10,731,219
Tata Motors Ltd. Class Aa	428,800	1,513,858
Tata Power Co. Ltd.	1,168,967	1,635,722
Tata Steel Ltd.	329,975	3,657,786
Tech Mahindra Ltd.	510,875	4,920,898
Titan Co. Ltd.	338,350	4,625,706
Ultratech Cement Ltd.	95,475	6,577,780
United Spirits Ltd.[a]	64,029	3,307,567
UPL Ltd.	390,010	4,611,474
Vakrangee Ltd.	443,265	2,542,003
Vedanta Ltd.	1,606,995	8,599,190
Wipro Ltd.	1,255,461	6,014,409
Yes Bank Ltd.	1,764,968	9,834,399
Zee Entertainment Enterprises Ltd.	576,202	5,378,474

		531,637,844
INDONESIA — 2.48%
Adaro Energy Tbk PT	16,014,000	2,930,448
AKR Corporindo Tbk PT	2,010,000	934,552
Astra International Tbk PT	21,942,500	13,930,705
Bank Central Asia Tbk PT	10,653,000	18,081,893
Bank Danamon Indonesia Tbk PT	3,765,246	2,010,793
Bank Mandiri Persero Tbk PT	20,067,402	12,215,657
Bank Negara Indonesia Persero Tbk PT	8,074,115	5,668,796
Bank Rakyat Indonesia Persero Tbk PT	59,931,500	16,562,464
Bank Tabungan Negara Persero Tbk PT	4,187,500	1,144,732
Bumi Serpong Damai Tbk PT	8,411,500	1,143,439
Charoen Pokphand Indonesia Tbk PT	8,174,800	2,106,514
Gudang Garam Tbk PT	536,600	3,248,417

Security	Shares	Value
Hanjaya Mandala Sampoerna Tbk PT	10,069,800	$3,685,403
Indocement Tunggal Prakarsa Tbk PT	2,010,000	3,272,809
Indofood CBP Sukses Makmur Tbk PT	2,560,400	1,668,558
Indofood Sukses Makmur Tbk PT	4,791,100	2,773,352
Jasa Marga Persero Tbk PT	2,455,540	1,045,418
Kalbe Farma Tbk PT	23,585,200	2,933,066
Matahari Department Store Tbk PT	2,713,500	2,254,748
Pakuwon Jati Tbk PT	23,416,500	1,241,791
Perusahaan Gas Negara Persero Tbk PT	11,961,300	2,331,777
Semen Indonesia Persero Tbk PT	3,283,200	2,734,263
Surya Citra Media Tbk PT	6,337,500	1,273,322
Telekomunikasi Indonesia Persero Tbk PT	54,236,500	16,163,397
Tower Bersama Infrastructure Tbk PT	2,311,900	1,061,970
Unilever Indonesia Tbk PT	1,628,000	6,614,871
United Tractors Tbk PT	1,828,443	5,312,502
Waskita Karya Persero Tbk PT	5,326,500	1,125,891
XL Axiata Tbk PTa	3,585,900	800,825

		136,272,373
MALAYSIA — 2.70%
AirAsia Bhd	1,675,000	1,779,103
Alliance Bank Malaysia Bhd	1,097,600	1,219,321
AMMB Holdings Bhd	1,775,500	2,195,603
Astro Malaysia Holdings Bhd	1,761,600	1,175,078
Axiata Group Bhd	2,919,700	4,262,226
British American Tobacco Malaysia Bhd	167,800	1,471,465
CIMB Group Holdings Bhd	4,857,500	9,035,180
Dialog Group Bhd	3,685,062	2,420,309
DiGi.Com Bhd[c]	3,418,000	4,340,735
Felda Global Ventures Holdings Bhd	1,566,000	807,558
Gamuda Bhd[c]	1,928,700	2,533,499
Genting Bhd	2,496,200	6,167,252
Genting Malaysia Bhd[c]	3,029,800	4,283,035
Genting Plantations Bhd	268,300	689,722
HAP Seng Consolidated Bhd	603,400	1,504,727
Hartalega Holdings Bhd	703,700	2,130,373

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Hong Leong Bank Bhd	703,500	$3,357,091
Hong Leong Financial Group Bhd	268,000	1,276,141
IHH Healthcare Bhd[c]	2,110,500	3,254,212
IJM Corp. Bhd	3,082,000	2,443,302
IOI Corp. Bhd	2,127,700	2,560,173
IOI Properties Group Bhd[c]	2,144,866	1,095,063
Kuala Lumpur Kepong Bhd	469,000	3,034,617
Malayan Banking Bhd	4,623,000	11,979,296
Malaysia Airports Holdings Bhd	896,200	2,080,844
Maxis Bhd	2,062,300	3,216,929
MISC Bhd	1,507,500	2,920,050
Nestle Malaysia Bhd	67,000	1,947,559
Petronas Chemicals Group Bhd	2,495,800	5,212,190
Petronas Dagangan Bhd	259,700	1,640,386
Petronas Gas Bhd	770,500	3,538,439
PPB Group Bhd	503,100	2,253,640
Press Metal Aluminium Holdings Bhd[c]	1,407,000	2,086,450
Public Bank Bhd	3,129,630	17,648,455
RHB Bank Bhd	871,245	1,215,977
RHB Bank Bhd New[a,d]	359,100	1
Sapura Energy Bhd[c]	4,455,500	863,037
Sime Darby Bhd	2,580,500	2,025,869
Sime Darby Plantation Bhd[a]	2,580,500	3,641,267
Sime Darby Property Bhd[a]	2,580,500	1,046,037
SP Setia Bhd Group[c]	1,072,000	855,345
Telekom Malaysia Bhd	1,193,500	1,883,144
Tenaga Nasional Bhd	3,651,500	14,783,059
UMW Holdings Bhd[a]	536,600	938,904
Westports Holdings Bhd[c]	1,193,900	1,072,067
YTL Corp. Bhd[c]	4,965,678	1,949,198
YTL Power International Bhd	2,102,642	674,313

		148,508,241
PAKISTAN — 0.09%
Habib Bank Ltd.	619,200	1,087,067
Lucky Cement Ltd.	144,600	804,953
MCB Bank Ltd.	421,700	864,539
Oil & Gas Development Co. Ltd.	691,200	1,029,404
United Bank Ltd./Pakistan	520,127	911,299

		4,697,262
PHILIPPINES — 1.21%
Aboitiz Equity Ventures Inc.	2,268,670	3,396,372
Aboitiz Power Corp.	1,594,700	1,274,517
Alliance Global Group Inc.[a]	4,254,500	1,272,203
Ayala Corp.	259,888	5,319,345

Security	Shares	Value
Ayala Land Inc.	8,207,800	$7,079,828
Bank of the Philippine Islands	807,379	1,876,015
BDO Unibank Inc.	2,194,270	6,544,314
DMCI Holdings Inc.	4,667,500	1,310,175
Globe Telecom Inc.	36,850	1,364,815
GT Capital Holdings Inc.	91,420	2,396,879
International Container Terminal Services Inc.	593,590	1,313,303
JG Summit Holdings Inc.	3,152,357	4,700,883
Jollibee Foods Corp.	513,510	2,850,831
Manila Electric Co.	201,000	1,326,678
Megaworld Corp.	12,633,600	1,219,032
Metro Pacific Investments Corp.	14,438,500	1,818,182
Metropolitan Bank & Trust Co.	619,751	1,202,051
PLDT Inc.	90,480	2,767,312
Robinsons Land Corp.	1,928,700	785,767
Security Bank Corp.	227,800	1,092,374
SM Investments Corp.	269,260	5,379,951
SM Prime Holdings Inc.	9,447,025	6,795,229
Universal Robina Corp.	976,830	3,071,397

		66,157,453
SINGAPORE — 4.05%
Ascendas REIT	2,445,518	5,155,538
CapitaLand Commercial Trust	2,731,666	3,901,784
CapitaLand Ltd.	2,814,800	8,256,059
CapitaLand Mall Trust[c]	2,579,500	4,137,603
City Developments Ltd.	469,000	4,750,183
ComfortDelGro Corp. Ltd.	2,378,500	3,815,193
DBS Group Holdings Ltd.	1,943,000	39,180,568
Genting Singapore PLC	6,666,500	6,874,255
Golden Agri-Resources Ltd.	7,805,507	2,265,576
Hutchison Port Holdings Trust[c]	5,795,571	2,405,162
Jardine Cycle & Carriage Ltd.	100,766	3,073,317
Keppel Corp. Ltd.	1,541,000	10,205,064
Oversea-Chinese Banking Corp. Ltd.	3,417,075	33,747,922
SATS Ltd.	762,200	3,219,497
SembCorp Industries Ltd.[c]	1,139,000	2,957,990
Singapore Airlines Ltd.	603,000	5,209,235
Singapore Exchange Ltd.	904,500	5,665,215
Singapore Press Holdings Ltd.[c]	1,322,700	2,667,223
Singapore Technologies Engineering Ltd.	1,641,500	4,225,371
Singapore Telecommunications Ltd.	8,877,500	24,004,239

SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
StarHub Ltd.[c]	636,500	$1,405,045
Suntec REIT[c]	2,747,000	4,343,332
United Overseas Bank Ltd.	1,432,200	30,007,062
UOL Group Ltd.	536,600	3,750,298
Wilmar International Ltd.	1,743,800	4,262,267
Yangzijiang Shipbuilding Holdings Ltd.	2,479,000	3,029,636

		222,514,634
SOUTH KOREA — 16.13%
AmorePacific Corp.	34,505	9,677,621
AMOREPACIFIC Group	30,485	4,053,818
BGF retail Co. Ltd.[a]	8,528	1,756,951
BNK Financial Group Inc.	281,400	2,793,314
Celltrion Healthcare Co. Ltd.[a,c]	36,850	4,727,677
Celltrion Inc.[a,c]	87,814	25,961,399
Cheil Worldwide Inc.	77,385	1,539,946
CJ CheilJedang Corp.	8,375	2,811,666
CJ Corp.	16,080	2,770,726
CJ E&M Corp.[a]	21,291	1,802,413
CJ Logistics Corp.[a]	8,375	1,137,215
Coway Co. Ltd.	57,285	5,107,021
Daelim Industrial Co. Ltd.	30,976	2,358,336
Daewoo Engineering & Construction Co. Ltd.[a]	139,428	809,527
DB Insurance Co. Ltd.	53,600	3,634,068
DGB Financial Group Inc.	181,402	2,106,461
Dongsuh Cos. Inc.	36,180	991,024
Doosan Bobcat Inc.	37,064	1,284,233
Doosan Heavy Industries & Construction Co. Ltd.	59,295	943,967
E-MART Inc.	22,780	6,207,782
GS Engineering & Construction Corp.[a,c]	49,200	1,531,957
GS Holdings Corp.	56,950	3,701,203
GS Retail Co. Ltd.	29,975	1,093,343
Hana Financial Group Inc.	312,256	15,234,853
Hankook Tire Co. Ltd.	82,416	4,129,097
Hanmi Pharm Co. Ltd.[a]	6,755	3,776,499
Hanmi Science Co. Ltd.[a]	14,181	1,394,395
Hanon Systems	208,402	2,546,843
Hanssem Co. Ltd.	11,725	1,872,091
Hanwha Chemical Corp.[a]	117,601	3,876,532
Hanwha Corp.	50,013	2,203,598
Hanwha Life Insurance Co. Ltd.	302,505	2,127,464
Hanwha Techwin Co. Ltd.[a,c]	40,870	1,287,892

Security	Shares	Value
Hotel Shilla Co. Ltd.	34,785	$3,029,456
Hyosung Corp.	21,955	2,775,600
Hyundai Department Store Co. Ltd.	14,742	1,435,752
Hyundai Development Co. Engineering & Construction	65,192	2,704,505
Hyundai Engineering & Construction Co. Ltd.	85,760	3,445,338
Hyundai Glovis Co. Ltd.	19,765	2,582,027
Hyundai Heavy Industries Co. Ltd.[a]	33,166	4,317,155
Hyundai Marine & Fire Insurance Co. Ltd.	69,053	2,997,244
Hyundai Mobis Co. Ltd.	73,700	17,081,753
Hyundai Motor Co.	166,495	25,258,407
Hyundai Robotics Co. Ltd.[a]	10,720	4,587,760
Hyundai Steel Co.	85,760	4,577,722
Hyundai Wia Corp.	18,284	1,059,868
Industrial Bank of Korea[a]	279,055	4,351,047
ING Life Insurance Korea Ltd.[b]	33,165	1,816,877
Kakao Corp.[c]	36,180	4,743,363
Kangwon Land Inc.	125,290	3,807,333
KB Financial Group Inc.[a]	420,824	26,521,941
KCC Corp.	6,367	2,507,209
KEPCO Plant Service & Engineering Co. Ltd.	25,299	992,675
Kia Motors Corp.	284,441	9,229,649
Korea Aerospace Industries Ltd. Class A	75,040	3,696,309
Korea Electric Power Corp.[a]	275,370	9,218,970
Korea Gas Corp.[a]	29,482	1,362,492
Korea Investment Holdings Co. Ltd.	42,880	3,509,587
Korea Zinc Co. Ltd.	9,045	4,362,200
Korean Air Lines Co. Ltd.[a]	51,596	1,862,645
KT Corp.	25,218	700,205
KT&G Corp.	124,955	12,462,151
Kumho Petrochemical Co. Ltd.	18,724	1,806,033
LG Chem Ltd.	49,580	20,057,649
LG Corp.	102,851	8,581,752
LG Display Co. Ltd.	251,920	7,596,408
LG Electronics Inc.	114,570	10,997,261
LG Household & Health Care Ltd.	10,050	11,077,258
LG Innotek Co. Ltd.[c]	15,749	1,850,915
Lotte Chemical Corp.	16,417	6,457,030
Lotte Corp.	29,848	1,951,014

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Lotte Shopping Co. Ltd.	11,808	$2,670,442
Medy-Tox Inc.	4,690	2,670,338
Mirae Asset Daewoo Co. Ltd.	403,458	4,250,506
NAVER Corp.	30,151	25,694,068
NCsoft Corp.	18,951	7,844,119
Netmarble Games Corp.[a,b]	18,760	3,056,834
NH Investment & Securities Co. Ltd.	150,750	2,371,681
OCI Co. Ltd.	18,619	2,946,679
Orion Corp./Republic of Korea[a]	22,632	2,479,697
Ottogi Corp.	1,341	966,962
Pan Ocean Co. Ltd.[a]	244,973	1,381,034
POSCO	79,395	28,290,301
Posco Daewoo Corp.	42,264	953,844
S-1 Corp.	19,773	1,840,555
S-Oil Corp.	48,910	5,633,684
Samsung Biologics Co. Ltd.[a,b]	18,090	7,428,445
Samsung C&T Corp.	81,740	10,869,579
Samsung Card Co. Ltd.	30,850	1,125,259
Samsung Electro-Mechanics Co. Ltd.	61,975	6,180,959
Samsung Electronics Co. Ltd.	105,190	245,773,330
Samsung Fire & Marine Insurance Co. Ltd.	33,500	9,066,348
Samsung Heavy Industries Co. Ltd.[a]	281,400	2,421,750
Samsung Life Insurance Co. Ltd.	75,714	9,146,515
Samsung SDI Co. Ltd.	58,960	10,877,108
Samsung SDS Co. Ltd.	37,520	9,012,389
Samsung Securities Co. Ltd.	71,355	2,910,062
Shinhan Financial Group Co. Ltd.[a]	452,312	22,576,420
Shinsegae Inc.	8,040	2,582,498
SillaJen Inc.[a]	58,290	5,780,691
SK Holdings Co. Ltd.	34,262	10,219,082
SK Hynix Inc.	632,145	43,510,472
SK Innovation Co. Ltd.	70,350	13,472,468
SK Networks Co. Ltd.	145,055	882,949
SK Telecom Co. Ltd.	21,775	5,413,928
Woori Bank	406,020	6,406,740
Yuhan Corp.	9,559	2,085,730

		885,416,958
TAIWAN — 12.98%
Acer Inc.	3,211,830	3,047,026
Advanced Semiconductor Engineering Inc.	7,178,220	10,196,370

Security	Shares	Value
Advantech Co. Ltd.	364,595	$2,852,161
Asia Cement Corp.	2,680,448	2,763,633
Asia Pacific Telecom Co. Ltd.[a]	2,346,000	808,952
Asustek Computer Inc.	673,100	6,489,547
AU Optronics Corp.	9,716,580	4,634,007
Catcher Technology Co. Ltd.	673,000	7,712,408
Cathay Financial Holding Co. Ltd.	9,045,722	16,945,890
Chailease Holding Co. Ltd.	1,341,811	4,516,363
Chang Hwa Commercial Bank Ltd.	5,494,633	3,223,764
Cheng Shin Rubber Industry Co. Ltd.	2,345,303	4,087,814
Chicony Electronics Co. Ltd.	679,932	1,791,658
China Airlines Ltd.[a]	2,965,330	1,231,082
China Development Financial Holding Corp.	14,684,734	5,391,112
China Life Insurance Co. Ltd./Taiwan	2,345,866	2,414,643
China Steel Corp.	13,735,484	11,734,695
Chunghwa Telecom Co. Ltd.	4,020,110	14,965,670
Compal Electronics Inc.	4,690,000	3,491,894
CTBC Financial Holding Co. Ltd.	19,095,456	13,955,266
Delta Electronics Inc.	2,154,000	10,864,044
E.Sun Financial Holding Co. Ltd.	9,914,351	6,531,215
Eclat Textile Co. Ltd.	341,208	3,424,314
EVA Airways Corp.	2,128,979	1,128,570
Evergreen Marine Corp. Taiwan Ltd.[a]	2,229,632	1,319,626
Far Eastern New Century Corp.	3,632,040	3,246,287
Far EasTone Telecommunications Co. Ltd.	1,678,000	4,375,564
Feng TAY Enterprise Co. Ltd.	339,652	1,608,206
First Financial Holding Co. Ltd.	9,715,325	6,716,776
Formosa Chemicals & Fibre Corp.	3,352,740	12,538,768
Formosa Petrochemical Corp.	1,341,000	5,705,306
Formosa Plastics Corp.	4,690,400	16,656,307
Formosa Taffeta Co. Ltd.	673,000	749,304
Foxconn Technology Co. Ltd.	1,010,666	2,892,026
Fubon Financial Holding Co. Ltd.	7,370,111	13,705,718
General Interface Solution Holding Ltd.	335,000	2,494,210
Giant Manufacturing Co. Ltd.	335,000	1,879,278
Globalwafers Co. Ltd.	252,000	3,856,239
Highwealth Construction Corp.	1,007,880	1,583,809
Hiwin Technologies Corp.	173,767	2,250,675

SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd.	16,750,146	$52,988,059
Hotai Motor Co. Ltd.	335,000	4,361,994
HTC Corp.[a]	673,450	1,640,560
Hua Nan Financial Holdings Co. Ltd.	8,540,777	5,098,884
Innolux Corp.	9,716,981	4,584,189
Inventec Corp.	2,681,460	2,189,660
Largan Precision Co. Ltd.	100,000	13,741,401
Lite-On Technology Corp.	2,346,371	3,445,632
Macronix International[a]	2,010,000	3,151,670
MediaTek Inc.	1,681,391	17,249,178
Mega Financial Holding Co. Ltd.	11,725,827	10,178,704
Micro-Star International Co. Ltd.	670,000	2,213,755
Nan Ya Plastics Corp.	5,366,000	14,747,271
Nanya Technology Corp.	673,000	1,833,429
Nien Made Enterprise Co. Ltd.	68,000	699,937
Novatek Microelectronics Corp.	671,000	2,820,247
Pegatron Corp.	2,012,000	5,453,604
Phison Electronics Corp.	116,000	1,186,049
Pou Chen Corp.	2,348,000	3,158,004
Powertech Technology Inc.	671,200	2,183,176
President Chain Store Corp.	673,000	6,661,766
Quanta Computer Inc.	3,019,000	6,577,568
Realtek Semiconductor Corp.	335,642	1,341,624
Ruentex Development Co. Ltd.[a]	951,296	1,091,793
Ruentex Industries Ltd.	673,195	1,189,533
Shin Kong Financial Holding Co. Ltd.	9,045,457	3,320,801
Siliconware Precision Industries Co. Ltd.	2,346,661	4,057,975
SinoPac Financial Holdings Co. Ltd.	11,525,535	3,974,254
Standard Foods Corp.	434,844	1,115,998
Synnex Technology International Corp.	1,711,950	2,422,945
TaiMed Biologics Inc.[a]	109,000	749,841
Taishin Financial Holding Co. Ltd.	10,805,845	5,450,101
Taiwan Business Bank	4,280,681	1,268,981
Taiwan Cement Corp.	3,687,000	4,762,847
Taiwan Cooperative Financial Holding Co. Ltd.	8,941,365	5,322,698
Taiwan High Speed Rail Corp.	2,010,000	1,644,799
Taiwan Mobile Co. Ltd.	1,677,000	6,415,587

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	26,465,670	$231,553,614
Teco Electric and Machinery Co. Ltd.	2,013,000	1,940,790
Uni-President Enterprises Corp.	5,366,694	12,889,420
United Microelectronics Corp.	13,400,000	6,551,612
Vanguard International Semiconductor Corp.	1,007,000	2,273,442
Win Semiconductors Corp.	335,000	2,999,949
Winbond Electronics Corp.	3,015,000	2,446,510
Wistron Corp.	2,889,982	2,429,348
WPG Holdings Ltd.	1,679,240	2,290,226
Yageo Corp.	335,000	4,448,200
Yuanta Financial Holding Co. Ltd.	11,271,556	5,414,276
Zhen Ding Technology Holding Ltd.	673,097	1,542,704

		712,854,802
THAILAND — 2.65%
Advanced Info Service PCL NVDR	1,105,500	6,794,660
Airports of Thailand PCL NVDR	4,623,000	10,332,375
Bangkok Bank PCL Foreign	268,100	1,900,326
Bangkok Dusit Medical Services PCL NVDR	4,254,500	2,934,138
Bangkok Expressway & Metro PCL NVDR	8,040,800	1,989,662
Banpu PCL NVDR	2,244,500	1,633,927
Berli Jucker PCL NVDR[c]	1,340,000	2,460,089
BTS Group Holdings PCL NVDR	6,336,000	1,628,506
Bumrungrad Hospital PCL NVDR	402,200	2,516,960
Central Pattana PCL NVDR	1,461,100	3,872,008
Charoen Pokphand Foods PCL NVDR	3,182,500	2,398,052
CP ALL PCL NVDR	5,301,200	13,498,426
Delta Electronics Thailand PCL NVDR	603,600	1,483,946
Electricity Generating PCL NVDR	134,100	933,391
Energy Absolute PCL NVDR	1,260,700	2,727,089
Glow Energy PCL NVDR	569,500	1,550,124
Home Product Center PCL NVDR	4,671,943	2,118,186
Indorama Ventures PCL NVDR	1,618,300	2,893,512
IRPC PCL NVDR	11,539,400	2,708,001
Kasikornbank PCL Foreign	1,373,500	10,130,220
Kasikornbank PCL NVDR	583,675	4,286,247

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
KCE Electronics PCL NVDR	301,500	$717,170
Krung Thai Bank PCL NVDR	3,785,575	2,417,353
Minor International PCL NVDR	2,229,620	3,132,289
PTT Exploration & Production PCL NVDR	1,507,584	5,728,049
PTT Global Chemical PCL NVDR	2,412,076	7,412,590
PTT PCL NVDR	1,172,500	18,418,582
Robinson PCL NVDR	561,200	1,285,635
Siam Cement PCL (The) Foreign	335,400	5,268,736
Siam Cement PCL (The) NVDR	100,500	1,578,736
Siam Commercial Bank PCL (The) NVDR	1,976,500	9,939,296
Thai Oil PCL NVDR	1,172,500	3,837,205
Thai Union Group PCL NVDR	2,077,000	1,372,730
TMB Bank PCL NVDR	14,507,500	1,343,287
True Corp. PCL NVDR[a]	11,097,790	2,391,765

		145,633,268

TOTAL COMMON STOCKS
(Cost: $3,963,251,753)		5,427,058,038

PREFERRED STOCKS — 0.89%

SOUTH KOREA — 0.89%
AmorePacific Corp., Preference Shares	10,050	1,463,478
Hyundai Motor Co., Preference Shares	25,795	2,232,015
Hyundai Motor Co. Series 2, Preference Shares	41,540	4,045,662
LG Chem Ltd., Preference Shares	8,040	1,863,464
LG Household & Health Care Ltd., Preference Shares	2,347	1,487,961
Samsung Electronics Co. Ltd., Preference Shares	19,095	37,712,558

		48,805,138

TOTAL PREFERRED STOCKS
(Cost: $27,089,626)		48,805,138

RIGHTS — 0.01%

CHINA — 0.00%
Agile Group Holdings Ltd. (Expires 02/01/18)[a]	26,080	—

		—

Security	Shares	Value
INDIA — 0.01%
Piramal Enterprises Ltd. (Expires 03/30/18)[a]	3,743	$21,362
Tata Steel Ltd. (Expires 02/28/18)[a]	26,398	—
Tata Steel Ltd. (Expires 02/28/18)[a]	52,796	161,907

		183,269
PHILIPPINES — 0.00%
Robinsons Land Corp. (Expires 02/08/18)[a]	515,167	27,114

		27,114
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	5,858	181,031
Mirae Asset Daewoo Co. Ltd. (Expires 02/22/18)[a,d]	77,720	—

		181,031

TOTAL RIGHTS
(Cost: $0)		391,414

SHORT-TERM INVESTMENTS — 5.96%

MONEY MARKET FUNDS — 5.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	317,462,357	317,525,850
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	9,617,799	9,617,799

		327,143,649

TOTAL SHORT-TERM INVESTMENTS
(Cost: $327,114,691)		327,143,649

SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 105.70%
(Cost: $4,317,456,070)	$5,803,398,239
Other Assets, Less Liabilities — (5.70)%	(312,999,213)

NET ASSETS — 100.00%	$5,490,399,026

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	234,824,372	82,637,985	[b]	—	317,462,357	$317,525,850	$881,895	[c]	$(13,326)	$810
BlackRock Cash Funds: Treasury, SL Agency Shares	6,438,212	3,179,587	[b]	—	9,617,799	9,617,799	42,773		—	—

						$327,143,649	$924,668		$(13,326)	$810

[a]	Includes realized capital distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Hang Seng Index	10	Feb 2018	$2,100	$(956)
MSCI Emerging Markets E-Mini	128	Mar 2018	8,050	346,149

Total				$345,193

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$5,427,058,033	$—	$5		$5,427,058,038
Preferred stocks	48,805,138	—	—		48,805,138
Rights	—	391,414	—	[a]	391,414
Money market funds	327,143,649	—	—		327,143,649

Total	$5,803,006,820	$391,414	$5		$5,803,398,239

Derivative financial instruments[b]
Assets
Futures contracts	$346,149	$—	$—		$346,149
Liabilities
Futures contracts	(956)	—	—		(956)

Total	$345,193	$—	$—		$345,193

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.64%

AUSTRIA — 0.99%
Erste Group Bank AG	362,627	$18,309,133
Raiffeisen Bank International AGa	178,025	7,680,059

		25,989,192
BELGIUM — 2.00%
Ageas	226,741	12,015,963
Groupe Bruxelles Lambert SA	97,180	11,486,365
KBC Group NV	300,744	28,998,063

		52,500,391
DENMARK — 1.52%
Danske Bank A/S	899,212	36,650,617
Tryg A/S	135,971	3,320,640

		39,971,257
FINLAND — 1.19%
Sampo OYJ Class A	536,011	31,230,010

		31,230,010
FRANCE — 11.92%
Amundi SAb	70,674	6,691,205
AXA SA	2,331,881	76,966,432
BNP Paribas SA	1,350,511	112,047,818
CNP Assurances	207,625	5,338,514
Credit Agricole SA	1,371,879	25,934,361
Eurazeo SA	52,476	5,540,277
Natixis SA	1,134,402	10,364,275
SCOR SE	207,842	9,334,039
Societe Generale SA	922,224	53,829,880
Wendel SA	33,705	6,302,401

		312,349,202
GERMANY — 10.97%
Allianz SE Registered	540,160	136,936,077
Commerzbank AGa	1,275,387	21,064,495
Deutsche Bank AG Registered	2,483,474	45,769,512
Deutsche Boerse AG	231,174	29,763,261
Hannover Rueck SE	71,973	9,871,609
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	186,566	44,054,202

		287,459,156
IRELAND — 0.67%
AIB Group PLC	974,559	6,816,932
Bank of Ireland Group PLC[a]	1,103,976	10,809,689

		17,626,621

Security	Shares	Value
ITALY — 6.63%
Assicurazioni Generali SpA	1,498,758	$29,817,242
EXOR NV	131,343	10,180,474
Intesa Sanpaolo SpA	16,199,712	63,781,413
Mediobanca Banca di Credito Finanziario SpA	685,826	8,365,972
Poste Italiane SpA[b]	629,267	5,223,974
UniCredit SpA[a]	2,407,188	53,215,915
UnipolSai Assicurazioni SpA	1,199,144	3,108,669

		173,693,659
NETHERLANDS — 5.39%
ABN AMRO Group NV CVA[b]	509,784	17,330,887
Aegon NV	2,126,099	14,588,427
ING Groep NV	4,667,319	92,040,601
NN Group NV	365,483	17,301,423

		141,261,338
NORWAY — 1.09%
DNB ASA	1,175,115	23,942,262
Gjensidige Forsikring ASA	240,396	4,553,441

		28,495,703
SPAIN — 10.64%
Banco Bilbao Vizcaya Argentaria SA	8,010,769	75,524,243
Banco de Sabadell SA	6,434,921	15,343,209
Banco Santander SA	19,409,840	144,667,843
Bankia SA	1,216,338	6,182,235
Bankinter SA	813,156	9,382,308
CaixaBank SA	4,301,714	23,294,973
Mapfre SA	1,300,790	4,636,135

		279,030,946
SWEDEN — 6.45%
Industrivarden AB Class C	200,161	5,349,009
Investor AB Class B	547,991	26,867,571
Kinnevik AB Class B	281,769	10,310,066
L E Lundbergforetagen AB Class B	45,500	3,684,257
Nordea Bank AB	3,649,088	45,176,309
Skandinaviska Enskilda Banken AB Class A	1,830,245	23,194,677
Svenska Handelsbanken AB Class A	1,833,018	26,756,065
Swedbank AB Class A	1,086,616	27,862,303

		169,200,257
SWITZERLAND — 11.67%
Baloise Holding AG Registered	58,568	9,595,424

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2018

Security	Shares	Value
Credit Suisse Group AG Registered	2,917,408	$56,364,724
Julius Baer Group Ltd.	269,715	18,540,005
Pargesa Holding SA Bearer	45,995	4,200,705
Partners Group Holding AG	20,914	16,277,194
Swiss Life Holding AG Registered	38,605	14,514,251
Swiss Re AG	377,661	37,294,836
UBS Group AG	4,397,049	89,397,834
Zurich Insurance Group AG	181,515	59,730,463

		305,915,436
UNITED KINGDOM — 28.51%
3i Group PLC	1,171,152	15,511,881
Admiral Group PLC	240,244	6,313,490
Aviva PLC	4,847,914	35,379,893
Barclays PLC	20,478,357	58,225,035
Direct Line Insurance Group PLC	1,659,117	8,713,072
Hargreaves Lansdown PLC	315,035	8,321,519
HSBC Holdings PLC	24,154,645	257,996,244
Investec PLC	791,676	6,158,143
Legal & General Group PLC	7,147,934	27,505,737
Lloyds Banking Group PLC	86,490,188	85,492,711
London Stock Exchange Group PLC	375,864	20,989,717
Old Mutual PLC	5,938,591	19,744,352
Prudential PLC	3,109,324	84,275,985
Royal Bank of Scotland Group PLC[a]	4,288,619	17,545,764
RSA Insurance Group PLC	1,232,545	10,859,983
Schroders PLC	149,904	7,929,962
St. James’s Place PLC	635,245	10,736,319
Standard Chartered PLC[a]	3,951,569	46,056,028
Standard Life Aberdeen PLC	3,228,363	19,534,257

		747,290,092

TOTAL COMMON STOCKS
(Cost: $2,317,520,533)		2,612,013,260

PREFERRED STOCKS — 0.16%

ITALY — 0.16%
Intesa Sanpaolo SpA, Preference Shares	1,124,040	4,301,640

		4,301,640
TOTAL PREFERRED STOCKS
(Cost: $3,376,645)		4,301,640

Security	Shares	Value
RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[a]	2,307,084	$11,479

		11,479
TOTAL RIGHTS
(Cost: $0)		11,479

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	2,493,322	2,493,322

		2,493,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,493,322)		2,493,322

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,323,390,500)		2,618,819,701
Other Assets, Less Liabilities — 0.10%		2,643,818

NET ASSETS — 100.00%		$2,621,463,519

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$8,502	[c]	$72	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	659,845	1,833,477	[b]	—	2,493,322	2,493,322	9,982		—	—

						$2,493,322	$18,484		$72	$—

[a]	Includes realized capital distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
c	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,612,013,260	$—	$—	$2,612,013,260
Preferred stocks	4,301,640	—	—	4,301,640
Rights	—	11,479	—	11,479
Money market funds	2,493,322	—	—	2,493,322

Total	$2,618,808,222	$11,479	$—	$2,618,819,701

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.43%

AUSTRALIA — 2.76%
AGL Energy Ltd.	5,524	$104,849
Alumina Ltd.	21,606	42,164
Amcor Ltd./Australia	9,717	114,563
AMP Ltd.	24,768	105,293
APA Group	9,580	62,525
Aristocrat Leisure Ltd.	4,665	90,282
ASX Ltd.	1,767	78,324
Aurizon Holdings Ltd.	18,163	68,831
AusNet Services	12,090	16,594
Australia & New Zealand Banking Group Ltd.	24,039	556,326
Bank of Queensland Ltd.	3,255	32,657
Bendigo & Adelaide Bank Ltd.	3,643	34,544
BGP Holdings PLC[a,b]	38,252	1
BHP Billiton Ltd.	26,040	636,794
BlueScope Steel Ltd.	4,386	51,498
Boral Ltd.	9,021	58,438
Brambles Ltd.	13,158	105,481
Caltex Australia Ltd.	1,877	52,847
Challenger Ltd./Australia	4,137	45,693
CIMIC Group Ltd.	787	30,041
Coca-Cola Amatil Ltd.	5,208	35,340
Cochlear Ltd.	480	67,522
Commonwealth Bank of Australia	14,337	915,632
Computershare Ltd.	3,999	54,078
Crown Resorts Ltd.	3,348	35,921
CSL Ltd.	3,654	433,231
Dexus	7,626	58,849
Domino’s Pizza Enterprises Ltd.[c]	465	18,070
Flight Centre Travel Group Ltd.[c]	510	21,074
Fortescue Metals Group Ltd.	12,741	51,172
Goodman Group	13,407	87,828
GPT Group (The)	15,825	64,456
Harvey Norman Holdings Ltd.	3,084	11,288
Healthscope Ltd.	13,857	21,656
Incitec Pivot Ltd.	14,988	45,269
Insurance Australia Group Ltd.	20,101	117,844
James Hardie Industries PLC	3,642	64,320
LendLease Group	4,185	53,679
Macquarie Group Ltd.	2,619	218,711
Medibank Pvt Ltd.	22,908	62,142
Mirvac Group	28,929	51,536
National Australia Bank Ltd.	22,328	526,673

Security	Shares	Value
Newcrest Mining Ltd.	6,369	$116,916
Oil Search Ltd.	11,071	67,863
Orica Ltd.	3,255	50,606
Origin Energy Ltd.[b]	14,635	110,685
QBE Insurance Group Ltd.	11,082	96,736
Ramsay Health Care Ltd.	1,116	61,767
REA Group Ltd.	372	22,185
Rio Tinto Ltd.	3,486	216,931
Santos Ltd.[b]	13,952	57,618
Scentre Group	44,100	148,196
Seek Ltd.	2,556	40,463
Sonic Healthcare Ltd.	3,534	68,251
South32 Ltd.	43,447	134,392
Stockland	20,857	71,271
Suncorp Group Ltd.	10,509	116,242
Sydney Airport	8,850	48,802
Tabcorp Holdings Ltd.	15,388	64,420
Telstra Corp. Ltd.	35,372	105,118
TPG Telecom Ltd.[c]	2,325	11,993
Transurban Group	17,620	171,499
Treasury Wine Estates Ltd.	6,455	89,485
Vicinity Centres	27,445	59,781
Wesfarmers Ltd.	9,508	337,298
Westfield Corp.	15,996	118,388
Westpac Banking Corp.	27,661	693,457
Woodside Petroleum Ltd.	6,977	187,116
Woolworths Group Ltd.	10,514	229,445

		8,800,960
AUSTRIA — 0.11%
ANDRITZ AG	635	38,223
Erste Group Bank AG	2,433	122,843
OMV AG	1,239	80,045
Raiffeisen Bank International AGb	1,332	57,463
Voestalpine AG	960	62,523

		361,097
BELGIUM — 0.46%
Ageas	1,581	83,784
Anheuser-Busch InBev SA/NV	6,269	711,768
Colruyt SA	558	30,982
Groupe Bruxelles Lambert SA	681	80,492
KBC Group NV	2,061	198,724
Proximus SADP	1,227	41,515
Solvay SA	652	94,665
Telenet Group Holding NVb	480	37,043
UCB SA	1,038	90,775

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Umicore SA	1,592	$84,010

		1,453,758
CANADA — 3.73%
Agnico Eagle Mines Ltd.	1,890	89,643
Alimentation Couche-Tard Inc. Class B	3,393	177,968
AltaGas Ltd.	1,302	29,259
ARC Resources Ltd.	3,021	33,316
Atco Ltd./Canada Class I	666	24,146
Bank of Montreal	5,424	447,988
Bank of Nova Scotia (The)	9,795	652,441
Barrick Gold Corp.	9,780	141,018
BCE Inc.	1,209	56,683
BlackBerry Ltd.[b]	3,951	50,239
Bombardier Inc. Class Bb	14,530	41,215
Brookfield Asset Management Inc. Class A	6,926	290,623
CAE Inc.	2,325	43,019
Cameco Corp.	3,363	31,030
Canadian Imperial Bank of Commerce	3,550	352,613
Canadian National Railway Co.	6,170	495,773
Canadian Natural Resources Ltd.	8,929	305,603
Canadian Pacific Railway Ltd.	1,211	224,798
Canadian Tire Corp. Ltd. Class A	573	80,160
Canadian Utilities Ltd. Class A	1,116	33,120
CCL Industries Inc. Class B	1,151	55,193
Cenovus Energy Inc.	8,787	84,013
CGI Group Inc. Class Ab	1,689	96,919
CI Financial Corp.	2,139	51,625
Constellation Software Inc./Canada	170	110,175
Crescent Point Energy Corp.	4,293	33,942
Dollarama Inc.	863	118,302
Element Fleet Management Corp.	2,805	18,977
Emera Inc.	324	12,016
Empire Co. Ltd. Class A	1,161	22,523
Enbridge Inc.	13,422	492,638
Encana Corp.	7,662	94,990
Fairfax Financial Holdings Ltd.	236	124,459
Finning International Inc.	1,224	33,791
First Capital Realty Inc.	774	12,977
First Quantum Minerals Ltd.	5,822	87,032
Fortis Inc./Canada	3,378	119,662
Franco-Nevada Corp.	1,590	121,889
George Weston Ltd.	402	35,296
Gildan Activewear Inc.	1,953	66,588
Goldcorp Inc.[c]	6,912	99,214

Security	Shares	Value
Great-West Lifeco Inc.	2,356	$66,790
H&R REIT	1,332	22,822
Husky Energy Inc.[b]	2,790	41,002
Hydro One Ltd.[d]	2,635	47,702
IGM Financial Inc.	465	16,650
Imperial Oil Ltd.	2,511	79,146
Industrial Alliance Insurance & Financial Services Inc.	945	45,361
Intact Financial Corp.	1,171	98,435
Inter Pipeline Ltd.	3,006	57,775
Jean Coutu Group PJC Inc. (The) Class A	666	13,159
Keyera Corp.	1,683	47,478
Kinross Gold Corp.[b]	9,579	41,694
Linamar Corp.	324	19,181
Loblaw Companies Ltd.	1,860	101,016
Lundin Mining Corp.	5,408	39,187
Magna International Inc.	2,993	171,405
Manulife Financial Corp.	16,388	348,638
Methanex Corp.	750	47,463
Metro Inc.	1,998	67,032
National Bank of Canada	2,727	141,901
Nutrien Ltd.[b]	5,321	279,094
Onex Corp.	666	50,008
Open Text Corp.	2,139	73,436
Pembina Pipeline Corp.	4,185	143,031
Power Corp. of Canada	3,177	81,286
Power Financial Corp.	2,232	61,729
PrairieSky Royalty Ltd.	1,706	42,356
Restaurant Brands International Inc.	1,905	115,370
RioCan REIT	1,209	23,740
Rogers Communications Inc. Class B	3,006	147,084
Royal Bank of Canada	12,015	1,031,438
Saputo Inc.	1,748	60,311
Seven Generations Energy Ltd. Class Ab	1,860	26,001
Shaw Communications Inc. Class B	3,192	69,858
Shopify Inc. Class Ab,c	670	85,762
SmartCentres Real Estate Investment Trust	294	7,249
SNC-Lavalin Group Inc.	1,461	64,794
Sun Life Financial Inc.	5,037	219,118
Suncor Energy Inc.	13,787	500,753
Teck Resources Ltd. Class B	4,744	138,123
TELUS Corp.	1,782	67,265

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Thomson Reuters Corp.	2,262	$98,143
Toronto-Dominion Bank (The)	15,096	920,636
Tourmaline Oil Corp.[b]	1,862	30,157
TransCanada Corp.	7,206	332,621
Turquoise Hill Resources Ltd.[b,c]	7,103	21,711
Valeant Pharmaceuticals International Inc.[b]	2,649	49,186
Vermilion Energy Inc.	867	32,861
West Fraser Timber Co. Ltd.	573	40,194
Wheaton Precious Metals Corp.	3,486	75,497

		11,895,525
DENMARK — 0.73%
AP Moller – Maersk A/S Class A	21	36,030
AP Moller – Maersk A/S Class B	63	112,835
Carlsberg A/S Class B	884	113,907
Chr Hansen Holding A/S	815	71,484
Coloplast A/S Class B	931	82,999
Danske Bank A/S	6,235	254,130
DSV A/S	1,563	128,981
Genmab A/Sb	481	88,403
H Lundbeck A/S	558	28,543
ISS A/S	1,305	51,093
Novo Nordisk A/S Class B	15,346	856,409
Novozymes A/S Class B	1,890	105,190
Orsted A/Sd	1,578	96,145
Pandora A/S	847	80,586
TDC A/S	7,072	47,362
Tryg A/S	1,038	25,350
Vestas Wind Systems A/S	1,862	127,474
William Demant Holding A/Sb	1,161	36,807

		2,343,728
FINLAND — 0.39%
Elisa OYJ	1,250	53,349
Fortum OYJ	3,672	79,892
Kone OYJ Class B	2,835	162,812
Metso OYJ	867	30,404
Neste OYJ	1,066	73,941
Nokia OYJ	48,734	235,374
Nokian Renkaat OYJ	930	47,130
Orion OYJ Class B	774	31,144
Sampo OYJ Class A	3,670	213,828
Stora Enso OYJ Class R	4,386	75,511
UPM-Kymmene OYJ	4,433	149,878
Wartsila OYJ Abp	1,254	86,013

		1,239,276

Security	Shares	Value
FRANCE — 4.34%
Accor SA	1,534	$87,619
Aeroports de Paris	216	45,017
Air Liquide SA	3,543	479,107
Airbus SEc	4,775	550,232
Alstom SA	1,395	61,432
Amundi SAd	596	56,428
Arkema SA	489	62,684
Atos SE	771	121,980
AXA SA	16,104	531,531
BioMerieux	279	26,519
BNP Paribas SA	9,330	774,082
Bollore SA	6,897	40,210
Bouygues SA	1,770	98,717
Bureau Veritas SA	2,139	62,913
Capgemini SE	1,347	179,465
Carrefour SA	4,650	111,655
Casino Guichard Perrachon SA	417	24,462
Cie. de Saint-Gobain	4,145	241,736
Cie. Generale des Etablissements Michelin Class B	1,408	225,917
CNP Assurances	1,488	38,260
Credit Agricole SA	9,358	176,906
Danone SA	4,929	426,506
Dassault Aviation SA	21	35,239
Dassault Systemes SE	1,116	129,127
Edenred	1,893	61,337
Eiffage SA	590	71,779
Electricite de France SA	4,377	60,388
Engie SA	15,001	261,251
Essilor International Cie. Generale d’Optique SA	1,689	240,706
Eurazeo SA	311	32,835
Eurofins Scientific SEc	94	61,478
Eutelsat Communications SA	1,209	26,688
Faurecia	598	53,920
Fonciere Des Regions	294	32,395
Gecina SA	394	77,158
Getlink SE Registered	3,765	53,000
Hermes International	257	142,534
ICADE	294	31,974
Iliad SAc	201	52,183
Imerys SA	216	23,222
Ingenico Group SA	466	53,234
Ipsen SA	279	39,257

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
JCDecaux SA	558	$24,232
Kering	622	315,987
Klepierre SA	1,704	78,096
L’Oreal SA	2,055	468,739
Lagardere SCA	1,053	32,952
Legrand SA	2,233	186,434
LVMH Moet Hennessy Louis Vuitton SE	2,259	710,854
Natixis SA	8,480	77,476
Orange SA	16,584	300,493
Pernod Ricard SA	1,708	272,989
Peugeot SA	4,783	107,788
Publicis Groupe SA	1,729	119,929
Remy Cointreau SA	138	18,223
Renault SA	1,533	169,145
Rexel SA	2,139	38,691
Safran SA	2,731	309,391
Sanofi	9,315	825,288
Schneider Electric SE	4,563	429,055
SCOR SE	1,400	62,873
SEB SA	189	39,178
SES SA	3,114	48,762
Societe BIC SA	216	24,836
Societe Generale SA	6,233	363,818
Sodexo SA	759	97,720
STMicroelectronics NV	5,249	125,744
Suez	2,697	40,351
Teleperformance	473	71,946
Thales SA	852	95,906
TOTAL SA	19,544	1,135,420
Ubisoft Entertainment SAb	505	43,370
Unibail-Rodamco SE	789	203,067
Valeo SA	1,995	157,815
Veolia Environnement SA	3,627	91,677
Vinci SA	4,107	445,118
Vivendi SA	8,681	255,543
Wendel SA	279	52,169
Zodiac Aerospace[c]	1,960	61,115

		13,865,273
GERMANY — 3.81%
1&1 Drillisch AGc	414	34,555
adidas AG	1,533	357,693
Allianz SE Registered	3,657	927,087
Axel Springer SE	402	35,431
BASF SE	7,567	889,116

Security	Shares	Value
Bayer AG Registered	6,832	$897,226
Bayerische Motoren Werke AG	2,737	313,583
Beiersdorf AG	789	93,867
Brenntag AG	1,239	80,601
Commerzbank AGb	8,478	140,024
Continental AG	916	275,806
Covestro AGd	1,328	153,160
Daimler AG Registered	7,905	726,068
Deutsche Bank AG Registered	17,064	314,483
Deutsche Boerse AG	1,587	204,324
Deutsche Lufthansa AG Registered	2,046	73,253
Deutsche Post AG Registered	7,950	377,034
Deutsche Telekom AG Registered	27,767	488,594
Deutsche Wohnen SE Bearer	2,917	132,272
E.ON SE	17,671	186,213
Evonik Industries AG	1,209	47,894
Fraport AG Frankfurt Airport Services Worldwide	324	38,441
Fresenius Medical Care AG & Co. KGaA	1,796	208,075
Fresenius SE & Co. KGaA	3,378	296,590
GEA Group AG	1,440	71,809
Hannover Rueck SE	495	67,893
HeidelbergCement AG	1,210	131,562
Henkel AG & Co. KGaA	867	108,871
HOCHTIEF AG	186	33,714
HUGO BOSS AG	558	51,426
Infineon Technologies AG	9,423	274,803
Innogy SEd	1,174	44,899
K+S AG Registered[c]	1,666	46,946
KION Group AG	574	52,857
Lanxess AG	744	65,083
Linde AGb	1,533	375,454
MAN SE	375	44,754
Merck KGaA	1,068	117,107
METRO AGb,c	1,317	28,711
MTU Aero Engines AGc	404	72,624
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,293	305,319
Osram Licht AG	832	72,926
ProSiebenSat.1 Media SE Registered[c]	1,797	68,927
QIAGEN NVb	1,872	62,825
RTL Group SAb	323	27,482
RWE AGb	4,365	87,656

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
SAP SE	8,093	$915,735
Siemens AG Registered	6,270	954,174
Symrise AG	1,023	85,844
Telefonica Deutschland Holding AG	6,540	33,159
thyssenkrupp AG	3,378	106,634
Uniper SE	1,722	51,549
United Internet AG Registered[e]	1,023	74,807
Volkswagen AGc	280	62,263
Vonovia SE	4,094	202,525
Wirecard AGc	930	116,202
Zalando SEb,c,d	852	50,076

		12,158,006
HONG KONG — 1.46%
AIA Group Ltd.	99,400	851,479
ASM Pacific Technology Ltd.[c]	2,300	31,406
Bank of East Asia Ltd. (The)[c]	10,280	44,490
BOC Hong Kong Holdings Ltd.	30,000	153,232
CK Asset Holdings Ltd.	21,336	203,636
CK Hutchison Holdings Ltd.	22,336	301,566
CK Infrastructure Holdings Ltd.[c]	5,500	48,977
CLP Holdings Ltd.	12,500	127,614
Galaxy Entertainment Group Ltd.	20,000	177,205
Hang Lung Group Ltd.	8,000	30,429
Hang Lung Properties Ltd.	18,000	47,638
Hang Seng Bank Ltd.	6,400	152,360
Henderson Land Development Co. Ltd.	10,565	73,887
HK Electric Investments & HK Electric Investments Ltd.[c,d]	26,000	24,034
HKT Trust & HKT Ltd.	30,740	38,320
Hong Kong & China Gas Co. Ltd.	71,180	140,695
Hong Kong Exchanges & Clearing Ltd.	9,600	363,800
Hongkong Land Holdings Ltd.	11,600	83,520
Hysan Development Co. Ltd.	5,000	27,936
Jardine Matheson Holdings Ltd.	1,600	101,568
Jardine Strategic Holdings Ltd.	2,000	79,600
Kerry Properties Ltd.	5,500	26,299
Kingston Financial Group Ltd.	36,000	27,985
Li & Fung Ltd.[c]	52,000	26,527
Link REIT	17,500	154,831
Melco Resorts & Entertainment Ltd. ADR	2,127	63,342
MGM China Holdings Ltd.[c]	8,000	24,650
Minth Group Ltd.[c]	6,000	33,907
MTR Corp. Ltd.[c]	12,500	71,598
New World Development Co. Ltd.	50,333	81,470

Security	Shares	Value
NWS Holdings Ltd.	12,000	$23,382
PCCW Ltd.	35,000	20,182
Power Assets Holdings Ltd.	12,000	106,707
Sands China Ltd.	19,200	114,393
Shangri-La Asia Ltd.	10,000	25,443
Sino Land Co. Ltd.	26,000	47,935
SJM Holdings Ltd.[c]	17,000	16,997
Sun Hung Kai Properties Ltd.	12,000	208,504
Swire Pacific Ltd. Class A	4,500	45,020
Swire Properties Ltd.	10,400	36,367
Techtronic Industries Co. Ltd.	11,893	79,221
WH Group Ltd.[d]	73,000	90,440
Wharf Holdings Ltd. (The)	10,000	40,977
Wharf Real Estate Investment Co. Ltd.[b]	11,000	76,015
Wheelock & Co. Ltd.	7,000	54,817
Wynn Macau Ltd.	13,200	46,580
Yue Yuen Industrial Holdings Ltd.	3,000	13,540

		4,660,521
IRELAND — 0.19%
AIB Group PLC	6,534	45,705
Bank of Ireland Group PLC[b]	6,817	66,749
CRH PLC	6,995	260,724
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	1,317	140,686
Paddy Power Betfair PLC	664	77,258

		591,122
ISRAEL — 0.19%
Azrieli Group Ltd.	324	17,701
Bank Hapoalim BM	9,036	67,834
Bank Leumi Le-Israel BM	11,855	73,109
Bezeq The Israeli Telecommunication Corp. Ltd.	16,740	27,711
Check Point Software Technologies Ltd.[b,c]	1,120	115,819
Elbit Systems Ltd.	186	28,166
Frutarom Industries Ltd.	294	30,753
Israel Chemicals Ltd.	3,813	16,113
Mizrahi Tefahot Bank Ltd.	1,038	20,281
Nice Ltd.	495	45,318
Teva Pharmaceutical Industries Ltd. ADR[c]	7,533	153,749

		596,554
ITALY — 0.98%
Assicurazioni Generali SpA	10,605	210,983
Atlantia SpA	3,765	125,136

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
CNH Industrial NV	8,091	$120,096
Davide Campari-Milano SpA	4,866	38,856
Enel SpA	65,658	417,965
Eni SpA	20,877	376,745
EXOR NV	852	66,039
Ferrari NV	1,037	124,069
Fiat Chrysler Automobiles NVb	8,575	207,899
Intesa Sanpaolo SpA	111,437	438,749
Leonardo SpA	1,900	23,006
Luxottica Group SpA	1,397	90,148
Mediobanca Banca di Credito Finanziario SpA	4,494	54,820
Poste Italiane SpA[d]	5,402	44,846
Prysmian SpA	1,503	53,063
Recordati SpA	867	39,606
Snam SpA	18,322	89,450
Telecom Italia SpA/Milano[b]	92,003	83,117
Tenaris SA	3,906	68,244
Terna Rete Elettrica Nazionale SpA	13,966	84,346
UniCredit SpA[b]	16,381	362,136
UnipolSai Assicurazioni SpA	7,485	19,404

		3,138,723
NETHERLANDS — 1.51%
ABN AMRO Group NV CVA[d]	3,559	120,994
Aegon NV	13,623	93,475
AerCap Holdings NVb,c	1,209	65,407
Akzo Nobel NV	2,072	194,674
Altice NV Class Ab,c	3,921	42,281
ArcelorMittal[b]	5,506	200,457
ASML Holding NV	3,193	649,158
Boskalis Westminster	698	27,947
Heineken Holding NV	941	100,227
Heineken NV	2,092	236,009
ING Groep NV	32,364	638,225
Koninklijke Ahold Delhaize NV	10,546	236,084
Koninklijke DSM NV	1,503	155,818
Koninklijke KPN NV	27,854	97,852
Koninklijke Philips NV	7,719	315,980
Koninklijke Vopak NV	588	26,656
NN Group NV	2,526	119,577
NXP Semiconductors NVb	2,860	344,115
Randstad Holding NV	960	68,024
RELX NV	8,428	188,093
Unilever NV CVA	13,329	774,605
Wolters Kluwer NV	2,604	138,289

		4,833,947

Security	Shares	Value
NEW ZEALAND — 0.07%
Auckland International Airport Ltd.	8,199	$40,626
Fisher & Paykel Healthcare Corp. Ltd.	4,692	46,359
Fletcher Building Ltd.	4,944	28,577
Mercury NZ Ltd.	5,796	14,799
Meridian Energy Ltd.	11,074	23,768
Ryman Healthcare Ltd.	3,006	24,361
Spark New Zealand Ltd.	14,601	38,794

		217,284
NORWAY — 0.26%
DNB ASA	8,121	165,460
Gjensidige Forsikring ASA	1,689	31,992
Marine Harvest ASA	1,733	30,128
Norsk Hydro ASA	11,087	81,171
Orkla ASA	6,169	64,468
Schibsted ASA Class B	651	19,717
Statoil ASA	9,550	223,936
Telenor ASA	6,090	143,200
Yara International ASA	1,581	76,308

		836,380
PORTUGAL — 0.06%
EDP – Energias de Portugal SA	19,746	69,589
Galp Energia SGPS SA	4,232	81,031
Jeronimo Martins SGPS SA	2,184	46,674

		197,294
SINGAPORE — 0.53%
Ascendas REIT	20,437	43,084
CapitaLand Commercial Trust[c]	20,758	29,650
CapitaLand Ltd.[c]	23,900	70,101
CapitaLand Mall Trust	22,300	35,770
City Developments Ltd.	2,700	27,346
ComfortDelGro Corp. Ltd.	19,900	31,920
DBS Group Holdings Ltd.	15,000	302,475
Genting Singapore PLC	47,300	48,774
Golden Agri-Resources Ltd.	60,300	17,502
Hutchison Port Holdings Trust[c]	46,500	19,298
Jardine Cycle & Carriage Ltd.	910	27,755
Keppel Corp. Ltd.	12,600	83,442
Oversea-Chinese Banking Corp. Ltd.[c]	25,125	248,141
SATS Ltd.	5,700	24,077
SembCorp Industries Ltd.[c]	9,300	24,152
Singapore Airlines Ltd.	4,800	41,467
Singapore Exchange Ltd.	5,300	33,196
Singapore Press Holdings Ltd.[c]	7,800	15,729

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Singapore Technologies Engineering Ltd.	15,000	$38,611
Singapore Telecommunications Ltd.	68,900	186,302
StarHub Ltd.	3,400	7,505
Suntec REIT[c]	20,100	31,780
United Overseas Bank Ltd.	11,100	232,564
UOL Group Ltd.	4,300	30,053
Wilmar International Ltd.	12,300	30,064
Yangzijiang Shipbuilding Holdings Ltd.	20,500	25,053

		1,705,811
SPAIN — 1.36%
Abertis Infraestructuras SA	5,854	142,352
ACS Actividades de Construccion y Servicios SA	2,047	82,265
Aena SME SAd	560	122,397
Amadeus IT Group SA	3,627	282,306
Banco Bilbao Vizcaya Argentaria SA	54,978	518,324
Banco de Sabadell SA	44,740	106,677
Banco Santander SA	133,264	993,260
Bankia SA	8,569	43,553
Bankinter SA	5,713	65,917
CaixaBank SA	30,040	162,675
Enagas SA	959	26,223
Endesa SA	2,526	56,956
Ferrovial SA	4,194	96,526
Gas Natural SDG SA	2,883	66,820
Grifols SA	2,527	81,565
Iberdrola SA	47,657	389,340
Iberdrola SA New[b]	535	4,372
Industria de Diseno Textil SA	8,963	322,353
International Consolidated Airlines Group SA	6,171	56,273
Mapfre SA	9,129	32,537
Red Electrica Corp. SA	3,746	79,658
Repsol SA	9,844	185,848
Siemens Gamesa Renewable Energy SAc	1,968	30,817
Telefonica SA	36,854	378,902

		4,327,916
SWEDEN — 1.10%
Alfa Laval AB	2,235	58,817
Assa Abloy AB Class B	8,400	186,619
Atlas Copco AB Class A	5,595	263,206
Atlas Copco AB Class B	3,207	134,249
Boliden AB	2,139	77,831

Security	Shares	Value
Electrolux AB Class B	2,061	$72,999
Essity AB Class Bb	4,876	146,507
Getinge AB Class B	1,694	23,271
Hennes & Mauritz AB Class B	7,548	133,903
Hexagon AB Class B	2,172	129,775
Husqvarna AB Class B	4,111	43,033
ICA Gruppen ABc	651	25,511
Industrivarden AB Class C	1,209	32,309
Investor AB Class B	3,720	182,389
Kinnevik AB Class B	1,998	73,108
L E Lundbergforetagen AB Class B	309	25,021
Lundin Petroleum ABb	1,425	35,605
Millicom International Cellular SA SDR	558	41,737
Nordea Bank AB	25,159	311,473
Sandvik AB	8,973	177,244
Securitas AB Class B	2,719	50,489
Skandinaviska Enskilda Banken AB Class A	12,555	159,109
Skanska AB Class B	3,021	61,597
SKF AB Class B	3,286	81,475
Svenska Handelsbanken AB Class A	12,321	179,846
Swedbank AB Class A	7,470	191,541
Swedish Match AB	1,596	64,860
Tele2 AB Class B	2,791	35,022
Telefonaktiebolaget LM Ericsson Class B	24,954	160,758
Telia Co. AB	21,792	109,730
Volvo AB Class B	12,507	256,127

		3,525,161
SWITZERLAND — 3.27%
ABB Ltd. Registered	15,239	425,400
Adecco Group AG Registered	1,334	109,923
Baloise Holding AG Registered	386	63,240
Barry Callebaut AG Registered	19	38,957
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	17	106,616
Chocoladefabriken Lindt & Spruengli AG Registered	1	74,871
Cie. Financiere Richemont SA Class A Registered	4,293	412,490
Clariant AG Registered	1,896	54,335
Credit Suisse Group AG Registered	20,137	389,050
Dufry AG Registered[b]	309	48,098
EMS-Chemie Holding AG Registered	71	52,242
Geberit AG Registered	319	151,333

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Givaudan SA Registered	79	$190,361
Julius Baer Group Ltd.	1,860	127,855
Kuehne + Nagel International AG Registered	473	86,958
LafargeHolcim Ltd. Registered	3,791	232,452
Lonza Group AG Registered	599	166,826
Nestle SA Registered	25,390	2,196,497
Novartis AG Registered	18,350	1,662,081
Pargesa Holding SA Bearer	295	26,942
Partners Group Holding AG	147	114,409
Roche Holding AG	5,782	1,427,151
Schindler Holding AG Participation Certificates	307	77,080
Schindler Holding AG Registered	220	53,627
SGS SA Registered	48	129,243
Sika AG Bearer	18	156,164
Sonova Holding AG Registered	465	75,082
Straumann Holding AG Registered	91	69,601
Swatch Group AG (The) Bearer	186	85,337
Swatch Group AG (The) Registered	374	32,367
Swiss Life Holding AG Registered	274	103,015
Swiss Prime Site AG Registered	302	29,238
Swiss Re AG	2,609	257,644
Swisscom AG Registered	222	121,412
UBS Group AG	30,162	613,233
Vifor Pharma AG	387	57,034
Zurich Insurance Group AG	1,239	407,713

		10,425,877
UNITED KINGDOM — 7.12%
3i Group PLC	8,188	108,450
Admiral Group PLC	1,690	44,412
Anglo American PLC	10,896	264,742
Antofagasta PLC	2,898	38,367
Aptiv PLC	2,171	205,984
Ashtead Group PLC	4,185	125,274
Associated British Foods PLC	2,921	113,524
AstraZeneca PLC	10,324	717,399
Auto Trader Group PLC[d]	8,679	44,443
Aviva PLC	32,876	239,928
Babcock International Group PLC	2,156	21,032
BAE Systems PLC	26,691	225,458
Barclays PLC	139,681	397,148
Barratt Developments PLC	8,013	66,683
Berkeley Group Holdings PLC	1,069	60,290
BHP Billiton PLC	17,499	389,193

Security	Shares	Value
BP PLC	162,236	$1,156,077
British American Tobacco PLC	18,881	1,293,889
British Land Co. PLC (The)	8,013	76,186
BT Group PLC	67,656	245,769
Bunzl PLC	2,418	70,833
Burberry Group PLC	3,750	84,203
Capita PLC	5,394	13,999
Carnival PLC	1,587	112,163
Centrica PLC	45,959	87,218
Cobham PLC[b]	20,754	38,589
Coca-Cola European Partners PLC	1,903	76,424
Coca-Cola HBC AG	1,582	53,228
Compass Group PLC	13,133	276,869
ConvaTec Group PLC[d]	9,717	27,940
Croda International PLC	1,157	73,776
DCC PLC	697	73,396
Diageo PLC	20,649	743,641
Direct Line Insurance Group PLC	11,177	58,698
easyJet PLC	1,440	33,993
Experian PLC	7,263	167,629
Ferguson PLC	2,064	159,553
Fresnillo PLC	1,807	34,536
G4S PLC	11,562	46,744
GKN PLC	14,646	88,058
GlaxoSmithKline PLC	40,223	755,257
Glencore PLC	100,932	579,432
Hammerson PLC	5,771	40,459
Hargreaves Lansdown PLC	1,978	52,248
HSBC Holdings PLC	165,199	1,764,494
IMI PLC	2,082	39,348
Imperial Brands PLC	7,905	325,829
InterContinental Hotels Group PLC	1,447	96,959
Intertek Group PLC	1,347	96,235
Investec PLC	4,743	36,894
ITV PLC	30,627	72,734
J Sainsbury PLC	12,957	46,524
John Wood Group PLC	5,583	51,431
Johnson Matthey PLC	1,614	79,414
Kingfisher PLC	17,857	88,116
Land Securities Group PLC	6,326	90,121
Legal & General Group PLC	50,220	193,250
Lloyds Banking Group PLC	589,630	582,830
London Stock Exchange Group PLC	2,556	142,737
Marks & Spencer Group PLC	14,088	60,362
Mediclinic International PLC[c]	3,282	27,872

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Meggitt PLC	6,618	$43,686
Merlin Entertainments PLC[d]	6,168	28,822
Micro Focus International PLC	1,704	52,098
Mondi PLC	2,978	79,488
National Grid PLC	28,598	327,254
Next PLC	1,224	88,631
Old Mutual PLC	40,185	133,605
Pearson PLC	6,741	66,508
Persimmon PLC	2,526	89,874
Prudential PLC	21,156	573,418
Randgold Resources Ltd.	748	75,373
Reckitt Benckiser Group PLC	5,409	523,278
RELX PLC	8,312	184,157
Rio Tinto PLC	10,090	562,748
Rolls-Royce Holdings PLC	13,142	162,964
Royal Bank of Scotland Group PLC[b]	28,118	115,037
Royal Dutch Shell PLC Class A ADR	36,944	1,293,705
Royal Dutch Shell PLC Class B	30,733	1,090,849
Royal Mail PLC	6,834	45,627
RSA Insurance Group PLC	8,137	71,695
Sage Group PLC (The)	8,882	94,629
Schroders PLC	960	50,784
Segro PLC	8,040	66,473
Severn Trent PLC	1,890	52,504
Shire PLC	7,479	353,897
Sky PLC	8,322	125,325
Smith & Nephew PLC	6,648	119,969
Smiths Group PLC	3,270	74,332
SSE PLC	8,107	150,390
St. James’s Place PLC	4,305	72,759
Standard Chartered PLC[b]	27,158	316,530
Standard Life Aberdeen PLC	21,857	132,253
Taylor Wimpey PLC	25,218	68,352
Tesco PLC	68,307	203,014
Travis Perkins PLC	2,154	44,737
TUI AG	3,271	74,099
Unilever PLC	10,416	592,483
United Utilities Group PLC	5,490	57,616
Vodafone Group PLC	219,400	700,747
Weir Group PLC (The)	1,787	56,135
Whitbread PLC	1,503	82,950
Wm Morrison Supermarkets PLC	18,522	58,473
WPP PLC	10,275	186,736

		22,722,288

Security	Shares	Value
UNITED STATES — 65.00%
3M Co.	4,908	$1,229,454
Abbott Laboratories	14,229	884,475
AbbVie Inc.	13,031	1,462,339
Accenture PLC Class A	5,084	816,999
Activision Blizzard Inc.	5,799	429,880
Acuity Brands Inc.	324	50,039
Adobe Systems Inc.[b]	4,014	801,837
Advance Auto Parts Inc.	588	68,790
Advanced Micro Devices Inc.[b,c]	6,183	84,954
AES Corp./VA	5,952	68,805
Aetna Inc.	2,727	509,458
Affiliated Managers Group Inc.	468	93,427
Aflac Inc.	3,177	280,211
AGCO Corp.	551	40,014
Agilent Technologies Inc.	2,659	195,250
AGNC Investment Corp.	2,791	52,443
Air Products & Chemicals Inc.	1,783	300,204
Akamai Technologies Inc.[b]	1,410	94,456
Albemarle Corp.	945	105,453
Alexandria Real Estate Equities Inc.	744	96,497
Alexion Pharmaceuticals Inc.[b]	1,812	216,208
Align Technology Inc.[b]	640	167,680
Alkermes PLC[b,c]	1,209	69,119
Alleghany Corp.[b]	54	33,896
Allegion PLC	744	64,066
Allergan PLC	2,768	498,960
Alliance Data Systems Corp.	402	103,177
Alliant Energy Corp.	1,797	71,431
Allstate Corp. (The)	2,976	293,940
Ally Financial Inc.	3,567	106,190
Alnylam Pharmaceuticals Inc.[b]	733	95,275
Alphabet Inc. Class Ab	2,454	2,901,168
Alphabet Inc. Class Cb	2,562	2,997,386
Altria Group Inc.	15,718	1,105,604
Amazon.com Inc.[b]	3,351	4,861,932
AMERCO	60	21,905
Ameren Corp.	2,046	115,865
American Airlines Group Inc.	1,028	55,841
American Electric Power Co. Inc.	4,070	279,935
American Express Co.	6,179	614,193
American Financial Group Inc./OH	588	66,644
American International Group Inc.	7,438	475,437
American Tower Corp.	3,549	524,187
American Water Works Co. Inc.	1,425	118,517

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Ameriprise Financial Inc.	1,226	$206,826
AmerisourceBergen Corp.	1,332	132,760
AMETEK Inc.	1,797	137,111
Amgen Inc.	5,992	1,114,812
Amphenol Corp. Class A	2,530	234,708
Anadarko Petroleum Corp.	4,510	270,825
Analog Devices Inc.	3,021	277,569
Andeavor	1,224	132,388
Annaly Capital Management Inc.	9,515	100,288
ANSYS Inc.[b]	744	120,268
Antero Resources Corp.[b,c]	1,782	34,624
Anthem Inc.	2,139	530,151
AO Smith Corp.	1,209	80,737
Aon PLC	2,154	306,234
Apache Corp.	3,099	139,052
Apple Inc.	42,412	7,101,041
Applied Materials Inc.	8,680	465,508
Aramark	2,048	93,819
Arch Capital Group Ltd.[b]	1,068	97,124
Archer-Daniels-Midland Co.	4,652	199,803
Arconic Inc.	3,190	95,891
Arista Networks Inc.[b,c]	387	106,742
Arrow Electronics Inc.[b]	759	61,737
Arthur J Gallagher & Co.	1,410	96,331
Assurant Inc.	474	43,362
AT&T Inc.	50,246	1,881,713
Athene Holding Ltd. Class Ab	945	47,401
Atmos Energy Corp.	930	77,097
Autodesk Inc.[b]	1,596	184,530
Autoliv Inc.	725	110,352
Automatic Data Processing Inc.	3,656	451,991
AutoNation Inc.[b]	569	34,265
AutoZone Inc.[b]	233	178,348
AvalonBay Communities Inc.	1,117	190,337
Avery Dennison Corp.	696	85,385
Avnet Inc.	1,023	43,477
Axalta Coating Systems Ltd.[b]	1,838	57,897
Axis Capital Holdings Ltd.	774	39,110
Baker Hughes a GE Co.	3,441	110,628
Ball Corp.	2,605	99,719
Bank of America Corp.	82,149	2,628,768
Bank of New York Mellon Corp. (The)	8,415	477,130
Baxter International Inc.	3,922	282,502
BB&T Corp.	6,633	366,075
Becton Dickinson and Co.	2,149	522,078

Security	Shares	Value
Berkshire Hathaway Inc. Class Bb	10,412	$2,232,125
Best Buy Co. Inc.	2,267	165,627
Biogen Inc.[b]	1,744	606,581
BioMarin Pharmaceutical Inc.[b]	1,425	128,578
BlackRock Inc.[f]	995	558,991
Boeing Co. (The)	4,612	1,634,354
BorgWarner Inc.	1,689	95,023
Boston Properties Inc.	1,302	161,070
Boston Scientific Corp.[b]	11,160	312,034
Brighthouse Financial Inc.[b]	676	43,440
Bristol-Myers Squibb Co.	13,486	844,224
Brixmor Property Group Inc.	2,521	40,916
Broadcom Ltd.	3,348	830,404
Broadridge Financial Solutions Inc.	1,038	100,074
Brown-Forman Corp. Class B	1,581	109,563
Bunge Ltd.	1,146	91,027
CA Inc.	2,560	91,776
Cabot Oil & Gas Corp.	3,813	100,473
Cadence Design Systems Inc.[b]	2,340	104,972
Camden Property Trust	744	64,401
Campbell Soup Co.	1,503	69,965
Capital One Financial Corp.	3,974	413,137
Cardinal Health Inc.	2,604	186,941
CarMax Inc.[b]	1,440	102,773
Carnival Corp.	2,883	206,452
Caterpillar Inc.	4,846	788,832
Cboe Global Markets Inc.	859	115,441
CBRE Group Inc. Class Ab	2,512	114,773
CBS Corp. Class B NVS	2,830	163,036
CDK Global Inc.	1,132	80,700
CDW Corp./DE	1,254	93,787
Celanese Corp. Series A	1,149	124,276
Celgene Corp.[b]	6,423	649,751
Centene Corp.[b]	1,418	152,066
CenterPoint Energy Inc.	3,456	97,390
CenturyLink Inc.	8,199	146,024
Cerner Corp.[b]	2,463	170,267
CF Industries Holdings Inc.	1,890	80,212
CH Robinson Worldwide Inc.	1,161	106,185
Charles Schwab Corp. (The)	9,795	522,465
Charter Communications Inc. Class Ab	1,591	600,205
Chemours Co. (The)	1,523	78,617
Cheniere Energy Inc.[b]	1,767	99,942
Chevron Corp.	15,626	1,958,719
Chipotle Mexican Grill Inc.[b]	201	65,277

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Chubb Ltd.	3,816	$595,868
Church & Dwight Co. Inc.	2,050	100,142
Cigna Corp.	2,091	435,660
Cimarex Energy Co.	760	85,272
Cincinnati Financial Corp.	1,302	100,124
Cintas Corp.	746	125,664
Cisco Systems Inc.	40,920	1,699,817
CIT Group Inc.	1,118	56,671
Citigroup Inc.	22,351	1,754,106
Citizens Financial Group Inc.	4,230	194,157
Citrix Systems Inc.[b]	1,317	122,165
Clorox Co. (The)	1,068	151,325
CME Group Inc.	2,800	429,744
CMS Energy Corp.	2,340	104,715
Coca-Cola Co. (The)	33,165	1,578,322
Cognex Corp.	1,415	88,254
Cognizant Technology Solutions Corp. Class A	4,836	377,111
Colgate-Palmolive Co.	6,927	514,260
Colony NorthStar Inc. Class A	4,316	38,758
Comcast Corp. Class A	38,534	1,638,851
Comerica Inc.	1,488	141,687
CommScope Holding Co. Inc.[b]	1,596	61,653
Conagra Brands Inc.	3,471	131,898
Concho Resources Inc.[b]	1,234	194,281
ConocoPhillips	10,052	591,158
Consolidated Edison Inc.	2,541	204,195
Constellation Brands Inc. Class A	1,425	312,745
Continental Resources Inc./OKb,c	774	42,980
Cooper Companies Inc. (The)	387	94,687
Corning Inc.	7,454	232,714
CoStar Group Inc.[b]	279	96,565
Costco Wholesale Corp.	3,629	707,183
Coty Inc. Class A	3,930	77,067
Crown Castle International Corp.	3,355	378,343
Crown Holdings Inc.[b]	1,139	66,119
CSX Corp.	7,534	427,705
Cummins Inc.	1,317	247,596
CVS Health Corp.	8,400	660,996
Danaher Corp.	5,160	522,605
Darden Restaurants Inc.	1,038	99,492
DaVita Inc.[b]	1,116	87,093
Deere & Co.	2,232	371,449
Dell Technologies Inc. Class Vb	1,770	126,909
Delta Air Lines Inc.	1,500	85,155

Security	Shares	Value
DENTSPLY SIRONA Inc.	1,903	$115,721
Devon Energy Corp.	4,107	169,907
Diamondback Energy Inc.[b]	759	95,254
Digital Realty Trust Inc.	1,687	188,860
Discover Financial Services	3,074	245,305
Discovery Communications Inc. Class Ab,c	1,209	30,310
Discovery Communications Inc. Class C NVS[b]	1,812	43,234
DISH Network Corp. Class Ab	1,861	87,281
Dollar General Corp.	2,325	239,754
Dollar Tree Inc.[b]	1,905	219,075
Dominion Energy Inc.	5,254	401,616
Domino’s Pizza Inc.	387	83,921
Dover Corp.	1,317	139,879
DowDuPont Inc.	19,149	1,447,281
DR Horton Inc.	2,932	143,815
Dr Pepper Snapple Group Inc.	1,488	177,593
DTE Energy Co.	1,489	157,298
Duke Energy Corp.	5,675	445,487
Duke Realty Corp.	2,712	71,624
DXC Technology Co.	2,371	236,033
E*TRADE Financial Corp.[b]	2,265	119,365
East West Bancorp. Inc.	1,212	79,883
Eastman Chemical Co.	1,224	121,396
Eaton Corp. PLC	3,766	316,231
Eaton Vance Corp. NVS	867	50,113
eBay Inc.[b]	8,216	333,405
Ecolab Inc.	2,143	295,048
Edison International	2,707	169,269
Edwards Lifesciences Corp.[b]	1,719	217,591
Electronic Arts Inc.[b]	2,526	320,701
Eli Lilly & Co.	8,091	659,012
Emerson Electric Co.	5,276	381,085
Entergy Corp.	1,503	118,271
Envision Healthcare Corp.[b]	1,024	36,854
EOG Resources Inc.	4,788	550,620
EQT Corp.	2,071	112,435
Equifax Inc.	960	119,933
Equinix Inc.	648	294,963
Equity Residential	2,988	184,091
Essex Property Trust Inc.	559	130,236
Estee Lauder Companies Inc. (The) Class A	1,862	251,296
Everest Re Group Ltd.	318	73,076

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Eversource Energy	2,651	$167,252
Exelon Corp.	7,766	299,069
Expedia Inc.	1,026	131,338
Expeditors International of Washington Inc.	1,410	91,579
Express Scripts Holding Co.[b]	4,744	375,630
Extra Space Storage Inc.[c]	1,053	87,904
Exxon Mobil Corp.	34,772	3,035,596
F5 Networks Inc.[b]	552	79,786
Facebook Inc. Class Ab	19,451	3,635,197
Fastenal Co.	2,370	130,255
Federal Realty Investment Trust	573	69,218
FedEx Corp.	2,095	549,896
Fidelity National Information Services Inc.	2,746	281,081
Fifth Third Bancorp.	6,070	200,917
First Data Corp. Class Ab	3,705	65,578
First Republic Bank/CA	1,254	112,296
FirstEnergy Corp.	3,534	116,269
Fiserv Inc.[b]	1,765	248,583
FleetCor Technologies Inc.[b]	759	161,287
Flex Ltd.[b]	4,387	79,010
FLIR Systems Inc.	1,161	59,455
Flowserve Corp.	1,131	51,257
Fluor Corp.	1,116	67,741
FMC Corp.	1,120	102,290
FNF Group	2,140	83,417
Ford Motor Co.	30,798	337,854
Fortinet Inc.[b]	1,116	51,381
Fortive Corp.	2,524	191,874
Fortune Brands Home & Security Inc.	1,304	92,493
Franklin Resources Inc.	2,820	119,596
Freeport-McMoRan Inc.[b]	11,455	223,372
Gap Inc. (The)	1,953	64,918
Garmin Ltd.	975	61,366
Gartner Inc.[b]	752	104,332
General Dynamics Corp.	2,094	465,873
General Electric Co.	71,332	1,153,438
General Mills Inc.	4,697	274,728
General Motors Co.	10,763	456,459
Genuine Parts Co.	1,162	120,929
GGP Inc.	4,974	114,551
Gilead Sciences Inc.	10,750	900,850
Global Payments Inc.	1,302	145,538
Goldman Sachs Group Inc. (The)	3,015	807,688

Security	Shares	Value
Goodyear Tire & Rubber Co. (The)	2,186	$76,117
H&R Block Inc.	1,781	47,268
Halliburton Co.	7,068	379,552
Hanesbrands Inc.	2,886	62,684
Harley-Davidson Inc.	1,427	69,152
Harris Corp.	1,024	163,205
Hartford Financial Services Group Inc. (The)	2,976	174,870
Hasbro Inc.	945	89,369
HCA Healthcare Inc.[b]	2,377	240,457
HCP Inc.	3,579	86,182
HD Supply Holdings Inc.[b]	1,581	61,485
Helmerich & Payne Inc.	970	69,869
Henry Schein Inc.[b,c]	1,340	101,411
Hershey Co. (The)	1,146	126,438
Hess Corp.	2,418	122,133
Hewlett Packard Enterprise Co.	13,059	214,168
Hilton Worldwide Holdings Inc.	1,621	138,839
HollyFrontier Corp.	1,410	67,624
Hologic Inc.[b]	2,334	99,662
Home Depot Inc. (The)	9,669	1,942,502
Honeywell International Inc.	5,937	947,961
Hormel Foods Corp.	2,460	84,452
Host Hotels & Resorts Inc.	6,075	126,117
HP Inc.	13,602	317,199
Humana Inc.	1,196	337,069
Huntington Bancshares Inc./OH	9,144	147,950
Huntington Ingalls Industries Inc.	372	88,365
IAC/InterActiveCorp[b]	588	85,242
IDEX Corp.	662	94,984
IDEXX Laboratories Inc.[b]	696	130,180
IHS Markit Ltd.[b]	3,162	150,922
Illinois Tool Works Inc.	2,556	443,901
Illumina Inc.[b]	1,131	263,116
Incyte Corp.[b]	1,396	126,045
Ingersoll-Rand PLC	2,047	193,708
Ingredion Inc.	558	80,151
Intel Corp.	38,454	1,851,176
Intercontinental Exchange Inc.	4,870	359,601
International Business Machines Corp.	7,269	1,189,935
International Flavors & Fragrances Inc.	651	97,845
International Paper Co.	3,207	201,592
Interpublic Group of Companies Inc. (The)	3,084	67,509
Intuit Inc.	1,998	335,464

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Intuitive Surgical Inc.[b]	925	$399,295
Invesco Ltd.	3,270	118,145
Invitation Homes Inc.	2,545	57,237
IPG Photonics Corp.[b]	297	74,829
IQVIA Holdings Inc.[b]	1,124	114,862
Iron Mountain Inc.	2,267	79,413
Jack Henry & Associates Inc.	638	79,533
Jacobs Engineering Group Inc.	1,023	71,058
Jazz Pharmaceuticals PLC[b]	495	72,141
JB Hunt Transport Services Inc.	759	91,710
JM Smucker Co. (The)	960	121,814
Johnson & Johnson	22,041	3,045,846
Johnson Controls International PLC	7,765	303,844
Jones Lang LaSalle Inc.	387	60,507
JPMorgan Chase & Co.	28,858	3,338,005
Juniper Networks Inc.	2,991	78,215
Kansas City Southern	882	99,781
Kellogg Co.	2,141	145,824
KeyCorp	8,835	189,069
Kimberly-Clark Corp.	2,919	341,523
Kimco Realty Corp.	3,378	53,744
Kinder Morgan Inc./DE	16,663	299,601
KLA-Tencor Corp.	1,304	143,179
Knight-Swift Transportation Holdings Inc.	1,118	55,665
Kohl’s Corp.	1,332	86,274
Kraft Heinz Co. (The)	5,027	394,067
Kroger Co. (The)	7,377	223,966
L Brands Inc.	2,068	103,586
L3 Technologies Inc.	651	138,311
Laboratory Corp. of America Holdings[b]	841	146,754
Lam Research Corp.	1,332	255,105
Las Vegas Sands Corp.	3,255	252,328
Lear Corp.	562	108,545
Leggett & Platt Inc.	1,038	48,277
Leidos Holdings Inc.	1,207	80,386
Lennar Corp. Class A	1,611	100,945
Lennox International Inc.	294	64,066
Leucadia National Corp.	2,541	68,785
Liberty Broadband Corp. Class Cb	899	85,899
Liberty Global PLC Series Ab	1,535	57,378
Liberty Global PLC Series C NVS[b]	5,080	181,661
Liberty Interactive Corp. QVC Group Series Ab	3,708	104,158
Liberty Media Corp.-Liberty Formula One Class Cb	1,675	63,131

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Ab	775	$34,883
Liberty Media Corp.-Liberty SiriusXM Class Cb	1,395	62,510
Liberty Property Trust	1,209	50,065
Lincoln National Corp.	1,812	150,034
Live Nation Entertainment Inc.[b]	1,158	52,179
LKQ Corp.[b]	2,526	106,168
Lockheed Martin Corp.	2,128	755,121
Loews Corp.	2,355	121,636
Lowe’s Companies Inc.	6,902	722,846
Lululemon Athletica Inc.[b]	867	67,808
LyondellBasell Industries NV Class A	2,744	328,841
M&T Bank Corp.	1,136	216,726
Macerich Co. (The)	1,032	66,636
Macquarie Infrastructure Corp.	603	40,009
Macy’s Inc.	2,541	65,939
ManpowerGroup Inc.	510	67,009
Marathon Oil Corp.	6,711	122,073
Marathon Petroleum Corp.	4,185	289,895
Markel Corp.[b]	117	134,280
Marriott International Inc./MD Class A	2,609	384,410
Marsh & McLennan Companies Inc.	4,122	344,269
Martin Marietta Materials Inc.	539	122,984
Marvell Technology Group Ltd.	3,006	70,130
Masco Corp.	2,514	112,275
Mastercard Inc. Class A	7,750	1,309,750
Mattel Inc.	2,835	44,906
Maxim Integrated Products Inc.	2,370	144,570
McCormick & Co. Inc./MD NVS	945	102,788
McDonald’s Corp.	6,663	1,140,306
McKesson Corp.	1,767	298,411
Medtronic PLC	11,199	961,882
MercadoLibre Inc.	353	136,646
Merck & Co. Inc.	22,336	1,323,408
MetLife Inc.	7,347	353,170
Mettler-Toledo International Inc.[b]	216	145,856
MGM Resorts International	3,657	133,298
Michael Kors Holdings Ltd.[b]	1,224	80,784
Microchip Technology Inc.	1,939	184,632
Micron Technology Inc.[b]	8,558	374,156
Microsoft Corp.	60,019	5,702,405
Mid-America Apartment Communities Inc.	945	90,125
Middleby Corp. (The)[b]	490	66,767

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Mohawk Industries Inc.[b]	537	$150,929
Molson Coors Brewing Co. Class B	1,596	134,096
Mondelez International Inc. Class A	12,398	550,471
Monsanto Co.	3,618	440,672
Monster Beverage Corp.[b]	3,270	223,112
Moody’s Corp.	1,422	230,065
Morgan Stanley	11,368	642,860
Mosaic Co. (The)	2,697	73,628
Motorola Solutions Inc.	1,302	129,497
MSCI Inc.	759	105,676
Mylan NVb	3,747	160,559
Nasdaq Inc.	975	78,887
National Oilwell Varco Inc.	3,084	113,121
National Retail Properties Inc.	1,254	49,759
NetApp Inc.	2,169	133,393
Netflix Inc.[b]	3,546	958,484
New York Community Bancorp. Inc.	4,230	59,897
Newell Brands Inc.	4,092	108,192
Newfield Exploration Co.[b]	1,797	56,893
Newmont Mining Corp.	4,401	178,285
News Corp. Class A	3,180	54,410
NextEra Energy Inc.	3,813	604,055
Nielsen Holdings PLC	2,985	111,669
NIKE Inc. Class B	10,788	735,957
NiSource Inc.	2,727	67,302
Noble Energy Inc.	3,657	111,612
Nordstrom Inc.	976	48,127
Norfolk Southern Corp.	2,370	357,586
Northern Trust Corp.	1,782	187,805
Northrop Grumman Corp.	1,359	462,780
Norwegian Cruise Line Holdings Ltd.[b]	1,559	94,694
Nucor Corp.	2,628	175,971
NVIDIA Corp.	4,932	1,212,286
NVR Inc.[b]	31	98,523
O’Reilly Automotive Inc.[b]	744	196,929
Occidental Petroleum Corp.	6,301	472,386
OGE Energy Corp.	1,611	51,874
Old Dominion Freight Line Inc.	490	71,760
Omnicom Group Inc.	1,954	149,774
ONEOK Inc.	3,102	182,584
Oracle Corp.	25,575	1,319,414
Owens Corning	882	82,000
PACCAR Inc.	2,835	211,378
Packaging Corp. of America	774	97,238
Palo Alto Networks Inc.[b]	744	117,455

Security	Shares	Value
Parker-Hannifin Corp.	1,068	$215,117
Parsley Energy Inc. Class Ab	1,767	41,701
Paychex Inc.	2,681	182,978
PayPal Holdings Inc.[b]	9,300	793,476
Pentair PLC	1,397	99,885
People’s United Financial Inc.	2,355	46,323
PepsiCo Inc.	11,681	1,405,224
Perrigo Co. PLC	1,053	95,423
Pfizer Inc.	48,592	1,799,848
PG&E Corp.	4,092	173,624
Philip Morris International Inc.	12,768	1,369,113
Phillips 66	3,535	361,984
Pinnacle West Capital Corp.	867	69,317
Pioneer Natural Resources Co.	1,400	256,074
Plains GP Holdings LP Class A	1,139	24,238
PNC Financial Services Group Inc. (The)[f]	3,931	621,177
Polaris Industries Inc.	495	55,940
PPG Industries Inc.	2,130	252,895
PPL Corp.	5,610	178,791
Praxair Inc.	2,340	377,887
Priceline Group Inc. (The)[b]	404	772,468
Principal Financial Group Inc.	2,365	159,874
Procter & Gamble Co. (The)	20,917	1,805,974
Progressive Corp. (The)	4,743	256,596
Prologis Inc.	4,425	288,112
Prudential Financial Inc.	3,456	410,642
Public Service Enterprise Group Inc.	4,014	208,206
Public Storage[c]	1,302	254,880
PulteGroup Inc.	2,239	71,267
PVH Corp.	666	103,283
Qorvo Inc.[b]	1,038	74,497
QUALCOMM Inc.	12,182	831,421
Quest Diagnostics Inc.	1,131	119,682
Ralph Lauren Corp.	480	54,869
Range Resources Corp.	2,047	29,170
Raymond James Financial Inc.	1,132	109,113
Raytheon Co.	2,391	499,576
Realty Income Corp.	2,321	123,454
Red Hat Inc.[b]	1,488	195,493
Regency Centers Corp.	1,317	82,852
Regeneron Pharmaceuticals Inc.[b]	651	238,689
Regions Financial Corp.	9,869	189,781
Reinsurance Group of America Inc.	532	83,338
RenaissanceRe Holdings Ltd.	372	47,296

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Republic Services Inc.	1,860	$127,968
ResMed Inc.	1,209	121,855
Robert Half International Inc.	1,068	61,816
Rockwell Automation Inc.	1,053	207,746
Rockwell Collins Inc.	1,323	183,222
Rollins Inc.	681	33,601
Roper Technologies Inc.	837	234,854
Ross Stores Inc.	3,202	263,813
Royal Caribbean Cruises Ltd.	1,420	189,641
S&P Global Inc.	2,118	383,570
Sabre Corp.	1,626	33,772
salesforce.com Inc.[b]	5,599	637,782
SBA Communications Corp.[b]	1,023	178,513
SCANA Corp.	1,038	42,184
Schlumberger Ltd.	11,349	835,059
Scripps Networks Interactive Inc. Class A	720	63,353
Seagate Technology PLC	2,418	133,474
Sealed Air Corp.	1,596	75,571
Seattle Genetics Inc.[b]	759	39,696
SEI Investments Co.	1,108	83,266
Sempra Energy	1,953	209,010
Sensata Technologies Holding NVb,c	1,347	75,769
ServiceNow Inc.[b]	1,401	208,567
Sherwin-Williams Co. (The)	682	284,469
Signature Bank/New York NYb	467	71,918
Simon Property Group Inc.	2,544	415,613
Sirius XM Holdings Inc.[c]	12,135	74,145
Skyworks Solutions Inc.	1,518	147,565
SL Green Realty Corp.	852	85,643
Snap-on Inc.	480	82,229
Southern Co. (The)	8,225	371,030
Southwest Airlines Co.	1,264	76,851
Spectrum Brands Holdings Inc.	186	22,034
Spirit AeroSystems Holdings Inc. Class A	956	97,856
Splunk Inc.[b]	1,159	107,057
Sprint Corp.[b,c]	6,882	36,681
Square Inc. Class Ab	1,953	91,615
SS&C Technologies Holdings Inc.	1,492	75,018
Stanley Black & Decker Inc.	1,224	203,466
Starbucks Corp.	11,893	675,641
State Street Corp.	3,112	342,849
Steel Dynamics Inc.	1,968	89,347
Stericycle Inc.[b,c]	666	50,190

Security	Shares	Value
Stryker Corp.	2,776	$456,319
SunTrust Banks Inc.	3,921	277,215
SVB Financial Group[b]	441	108,729
Symantec Corp.	5,145	140,098
Synchrony Financial	6,546	259,745
Synopsys Inc.[b]	1,233	114,188
Sysco Corp.	4,029	253,303
T Rowe Price Group Inc.	1,968	219,688
T-Mobile U.S. Inc.[b]	2,355	153,310
Take-Two Interactive Software Inc.[b]	859	108,810
Tapestry Inc.	2,326	109,415
Targa Resources Corp.	1,767	84,816
Target Corp.	4,284	322,242
TD Ameritrade Holding Corp.	2,046	114,146
TE Connectivity Ltd.	2,914	298,772
TechnipFMC PLC	4,031	130,846
Teleflex Inc.	374	103,878
TESARO Inc.[b,c]	294	19,833
Tesla Inc.[b,c]	1,102	390,450
Texas Instruments Inc.	8,091	887,340
Textron Inc.	2,091	122,679
Thermo Fisher Scientific Inc.	3,287	736,650
Tiffany & Co.	1,026	109,423
Time Warner Inc.	6,390	609,286
TJX Companies Inc. (The)	5,209	418,387
Toll Brothers Inc.	1,301	60,601
Torchmark Corp.	880	79,948
Total System Services Inc.	1,317	117,029
Tractor Supply Co.	1,038	79,147
TransDigm Group Inc.	373	118,207
TransUnion[b]	1,247	74,022
Travelers Companies Inc. (The)	2,305	345,566
Trimble Inc.[b]	2,139	94,330
TripAdvisor Inc.[b]	946	32,798
Twenty-First Century Fox Inc. Class A	8,772	323,687
Twenty-First Century Fox Inc. Class B	3,534	128,956
Twitter Inc.[b]	5,130	132,405
Tyson Foods Inc. Class A	2,340	178,097
U.S. Bancorp.	13,781	787,446
UDR Inc.	2,154	78,686
UGI Corp.	1,503	68,792
Ulta Beauty Inc.[b]	480	106,608
Under Armour Inc. Class Ab,c	1,500	20,790
Under Armour Inc. Class Cb,c	1,505	19,339

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Union Pacific Corp.	6,588	$879,498
United Continental Holdings Inc.[b]	588	39,878
United Parcel Service Inc. Class B	5,680	723,178
United Rentals Inc.[b]	681	123,336
United Technologies Corp.	6,246	862,010
United Therapeutics Corp.[b]	387	49,923
UnitedHealth Group Inc.	7,927	1,876,955
Universal Health Services Inc. Class B	759	92,218
Unum Group	1,797	95,582
Vail Resorts Inc.	338	73,873
Valero Energy Corp.	3,647	350,003
Varian Medical Systems Inc.[b,c]	744	94,860
Veeva Systems Inc. Class Ab	852	53,557
Ventas Inc.	2,975	166,511
VEREIT Inc.	8,958	64,498
VeriSign Inc.[b,c]	774	88,948
Verisk Analytics Inc. Class Ab	1,302	130,265
Verizon Communications Inc.	33,389	1,805,343
Vertex Pharmaceuticals Inc.[b]	2,061	343,919
VF Corp.	2,756	223,622
Viacom Inc. Class B NVS	2,898	96,851
Visa Inc. Class A	15,004	1,863,947
Vistra Energy Corp.[b]	2,089	40,736
VMware Inc. Class Ab,c	583	72,170
Vornado Realty Trust	1,395	99,994
Voya Financial Inc.	1,581	82,070
Vulcan Materials Co.	1,116	151,106
WABCO Holdings Inc.[b]	465	71,791
Wabtec Corp./DEc	759	61,509
Walgreens Boots Alliance Inc.	7,457	561,214
Walmart Inc.	12,280	1,309,048
Walt Disney Co. (The)	12,678	1,377,718
Waste Connections Inc.	2,211	158,794
Waste Management Inc.	3,615	319,674
Waters Corp.[b]	667	143,812
WEC Energy Group Inc.	2,618	168,337
Wells Fargo & Co.	38,692	2,545,160
Welltower Inc.	3,020	181,109
Westar Energy Inc.	1,209	62,457
Western Digital Corp.	2,372	211,061
Western Union Co. (The)	3,825	79,522
WestRock Co.	2,075	138,257
Weyerhaeuser Co.	6,224	233,649
Whirlpool Corp.	588	106,675
Williams Companies Inc. (The)	6,838	214,645

Security	Shares	Value
Willis Towers Watson PLC	1,064	$170,740
Workday Inc. Class Ab,c	1,050	125,884
Worldpay Inc. Class Ab	567	45,556
Worldpay Inc. Class Ab	1,897	152,348
WR Berkley Corp.	852	62,179
WR Grace & Co.	588	43,406
WW Grainger Inc.	480	129,437
Wyndham Worldwide Corp.	843	104,642
Wynn Resorts Ltd.	666	110,283
Xcel Energy Inc.	4,278	195,248
Xerox Corp.	1,795	61,263
Xilinx Inc.	2,061	150,494
XL Group Ltd.	1,998	73,606
Xylem Inc./NY	1,395	100,803
Yum! Brands Inc.	2,714	229,577
Zayo Group Holdings Inc.[b]	1,503	55,160
Zillow Group Inc. Class Cb,c	852	37,880
Zimmer Biomet Holdings Inc.	1,674	212,799
Zions BanCorp.	1,533	82,828
Zoetis Inc.	4,043	310,219

		207,456,553

TOTAL COMMON STOCKS (Cost: $315,031,245)		317,353,054

PREFERRED STOCKS — 0.26%

GERMANY — 0.24%
Bayerische Motoren Werke AG, Preference Shares	480	47,059
Fuchs Petrolub SE, Preference Shares	495	27,132
Henkel AG & Co. KGaA, Preference Shares	1,488	208,724
Porsche Automobil Holding SE, Preference Shares	1,254	116,226
Schaeffler AG, Preference Shares	1,317	26,275
Volkswagen AG, Preference Shares	1,518	334,754

		760,170
ITALY — 0.02%
Intesa Sanpaolo SpA, Preference Shares	7,827	29,953

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Security	Shares	Value
Telecom Italia SpA/Milano, Preference Shares	47,832	$36,682

		66,635

TOTAL PREFERRED STOCKS
(Cost: $832,415)		826,805

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[b]	17,261	86

		86

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[b]	2,157	1,134

		1,134

TOTAL RIGHTS
(Cost: $1,184)		1,220

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	2,720,398	2,720,942

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	210,350	$210,350

		2,931,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,930,825)		2,931,292

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $318,795,669)		321,112,371
Other Assets, Less Liabilities — (0.61)%		(1,931,626)

NET ASSETS — 100.00%		$319,180,745

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —   Swedish Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,800,883	—		(1,080,485)[b]	2,720,398	$2,720,942	$9,206	[c]	$(72)	$(292)
BlackRock Cash Funds: Treasury, SL Agency Shares	209,312	1,038	[b]	—	210,350	210,350	1,710		—	—
BlackRock Inc.	1,161	520		(686)	995	558,991	3,025		50,227	7,643
PNC Financial Services Group Inc. (The)	4,465	2,152		(2,686)	3,931	621,177	3,149		46,407	20,676

						$4,111,460	$17,090		$96,562	$28,027

[a]	Includes realized capital distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	3	Mar 2018	$322	$17,655
S&P 500 E-Mini	4	Mar 2018	565	25,004

Total				$42,659

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$317,348,681	$4,372	$1	$317,353,054
Preferred stocks	826,805	—	—	826,805
Rights	1,134	86	—	1,220
Money market funds	2,931,292	—	—	2,931,292

Total	$321,107,912	$4,458	$1	$321,112,371

Derivative financial instruments[a]
Assets
Futures contracts	$42,659	$—	$—	$42,659

Total	$42,659	$—	$—	$42,659

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$404,396,822	$3,990,341,379	$2,320,897,178
Affiliated (Note 2)	6,795,754	327,114,691	2,493,322

Total cost of investments in securities	$411,192,576	$4,317,456,070	$2,323,390,500

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$521,925,327	$5,476,254,590	$2,616,326,379
Affiliated (Note 2)	7,451,858	327,143,649	2,493,322
Foreign currency, at value[b]	587,016	2,311,033	1,093,061
Cash pledged to broker for futures contracts	—	1,736,427	—
Receivables:
Due from custodian (Note 4)	—	38,552	36,742
Dividends and interest	557,098	9,917,896	1,188,185
Capital shares sold	—	2,073,084	—
Futures variation margin	—	79,285	—
Tax reclaims	181,973	—	1,233,225
Foreign withholding tax claims (Note 9)	—	—	94,329

Total Assets	530,703,272	5,819,554,516	2,622,465,243

LIABILITIES
Payables:
Investment securities purchased	—	3,249,767	36,742
Collateral for securities on loan (Note 1)	5,096,679	317,494,144	—
Due to custodian	1,463	—	—
Foreign taxes (Notes 1)	4	477	—
Deferred foreign capital gains taxes (Note 1)	—	5,531,135	—
Professional fees (Note 9)	—	—	943
Investment advisory fees (Note 2)	87,976	2,879,967	964,039

Total Liabilities	5,186,122	329,155,490	1,001,724

NET ASSETS	$525,517,150	$5,490,399,026	$2,621,463,519

Net assets consist of:
Paid-in capital	$419,750,399	$4,755,677,121	$2,316,799,788
Distributions in excess of net investment income	(594,120)	(27,346,255)	(6,548,943)
Undistributed net realized gain (accumulated net realized loss)	(11,863,110)	(718,791,484)	15,605,157
Net unrealized appreciation	118,223,981	1,480,859,644	295,607,517

NET ASSETS	$525,517,150	$5,490,399,026	$2,621,463,519

Shares outstanding[c]	4,250,000	67,000,000	103,350,000

Net asset value per share	$123.65	$81.95	$25.36

[a]	Securities on loan with values of $4,971,383, $314,759,697 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $570,277, $2,267,779 and $1,039,887, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

iShares MSCI Kokusai ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$314,796,806
Affiliated (Note 2)	3,998,863

Total cost of investments in securities	$318,795,669

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$317,000,911
Affiliated (Note 2)	4,111,460
Foreign currency, at value[b]	381,193
Cash pledged to broker for futures contracts	35,000
Receivables:
Investment securities sold	4,697
Dividends and interest	160,093
Capital shares redeemed	12
Tax reclaims	190,134
Foreign withholding tax claims (Note 9)	68,413

Total Assets	321,951,913

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	2,720,815
Futures variation margin	430
Securities related to in-kind transactions (Note 4)	4,355
Professional fees (Note 9)	684
Investment advisory fees (Note 2)	44,884

Total Liabilities	2,771,168

NET ASSETS	$319,180,745

Net assets consist of:
Paid-in capital	$318,742,269
Undistributed net investment income	147,071
Accumulated net realized loss	(2,090,228)
Net unrealized appreciation	2,381,633

NET ASSETS	$319,180,745

Shares outstanding[c]	4,650,000

Net asset value per share	$68.64

[a]	Securities on loan with a value of $2,652,474. See Note 1.
[b]	Cost of foreign currency: $379,162.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,452,343	$39,701,996	$11,904,598
Dividends — affiliated (Note 2)	19,944	42,773	9,982
Interest — unaffiliated	—	555	—
Securities lending income — affiliated — net (Note 2)	20,080	881,895	8,502
Non-cash dividends — unaffiliated	—	—	763,431

	4,492,367	40,627,219	12,686,513
Less: Other foreign taxes (Note 1)	(405)	(197,763)	—

Total investment income	4,491,962	40,429,456	12,686,513

EXPENSES
Investment advisory fees (Note 2)	478,788	15,217,365	4,751,803
Mauritius income taxes (Note 1)	—	156,556	—
Commitment fees (Note 8)	298	14,470	—
Interest expense (Note 8)	—	348	—

Total expenses	479,086	15,388,739	4,751,803

Net investment income	4,012,876	25,040,717	7,934,710

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,623,310)	(23,954,406)	(5,715,983)
Investments — affiliated (Note 2)	(51)	(13,326)	72
In-kind redemptions — unaffiliated	—	—	45,127,738
Futures contracts	—	941,559	—
Foreign currency transactions	(7,757)	104,216	205,126

Net realized gain (loss)	(3,631,118)	(22,921,957)	39,616,953

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[b]	61,468,703	753,001,192	171,696,955
Investments — affiliated (Note 2)	399,084	810	—
Futures contracts	—	345,193	—
Translation of assets and liabilities in foreign currencies	17,936	40,342	107,350

Net change in unrealized appreciation/depreciation	61,885,723	753,387,537	171,804,305

Net realized and unrealized gain	58,254,605	730,465,580	211,421,258

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,267,481	$755,506,297	$219,355,968

[a]	Net of foreign withholding tax of $195,484, $3,921,898 and $883,344, respectively.
[b]	Net of deferred foreign capital gains taxes of $ —, $5,531,135 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

iShares MSCI Kokusai ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,107,975
Dividends — affiliated (Note 2)	7,884
Securities lending income — affiliated — net (Note 2)	9,206

Total investment income	2,125,065

EXPENSES
Investment advisory fees (Note 2)	251,647

Total expenses	251,647

Net investment income	1,873,418

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(806,340)
Investments — affiliated (Note 2)	(72)
In-kind redemptions — unaffiliated	12,336,797
In-kind redemptions — affiliated (Note 2)	96,634
Futures contracts	41,863
Foreign currency transactions	10,222

Net realized gain	11,679,104

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	7,696,952
Investments — affiliated (Note 2)	28,027
Futures contracts	42,659
Translation of assets and liabilities in foreign currencies	9,956

Net change in unrealized appreciation/depreciation	7,777,594

Net realized and unrealized gain	19,456,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,330,116

[a]	Net of foreign withholding tax of $59,075.

See notes to financial statements.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI Low Carbon Target ETF		iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,012,876	$7,689,454	$25,040,717	$58,435,734
Net realized loss	(3,631,118)	(2,720,833)	(22,921,957)	(33,131,173)
Net change in unrealized appreciation/depreciation	61,885,723	52,206,524	753,387,537	667,674,844

Net increase in net assets resulting from operations	62,267,481	57,175,145	755,506,297	692,979,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,283,740)	(7,472,309)	(76,988,746)	(45,649,853)

Total distributions to shareholders	(5,283,740)	(7,472,309)	(76,988,746)	(45,649,853)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,718,158	145,623,112	652,086,270	1,618,569,573
Cost of shares redeemed	—	—	—	(456,521,243)

Net increase in net assets from capital share transactions	33,718,158	145,623,112	652,086,270	1,162,048,330

INCREASE IN NET ASSETS	90,701,899	195,325,948	1,330,603,821	1,809,377,882

NET ASSETS
Beginning of period	434,815,251	239,489,303	4,159,795,205	2,350,417,323

End of period	$525,517,150	$434,815,251	$5,490,399,026	$4,159,795,205

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(594,120)	$676,744	$(27,346,255)	$24,601,774

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,450,000	8,400,000	25,400,000
Shares redeemed	—	—	—	(8,000,000)

Net increase in shares outstanding	300,000	1,450,000	8,400,000	17,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Financials ETF		iShares MSCI Kokusai ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,934,710	$30,644,133	$1,873,418	$4,711,378
Net realized gain	39,616,953	31,361,961	11,679,104	70,529,301
Net change in unrealized appreciation/depreciation	171,804,305	212,380,162	7,777,594	(45,350,723)

Net increase in net assets resulting from operations	219,355,968	274,386,256	21,330,116	29,889,956

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,101,677)	(31,598,804)	(1,940,851)	(4,810,056)

Total distributions to shareholders	(14,101,677)	(31,598,804)	(1,940,851)	(4,810,056)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,016,068,865	1,206,080,159	170,776,734	289,837,708
Cost of shares redeemed	(211,253,474)	(284,535,378)	(200,923,549)	(265,019,768)

Net increase (decrease) in net assets from capital share transactions	804,815,391	921,544,781	(30,146,815)	24,817,940

INCREASE (DECREASE) IN NET ASSETS	1,010,069,682	1,164,332,233	(10,757,550)	49,897,840

NET ASSETS
Beginning of period	1,611,393,837	447,061,604	329,938,295	280,040,455

End of period	$2,621,463,519	$1,611,393,837	$319,180,745	$329,938,295

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,548,943)	$(381,976)	$147,071	$214,504

SHARES ISSUED AND REDEEMED
Shares sold	42,900,000	57,600,000	2,500,000	4,800,000
Shares redeemed	(9,150,000)	(15,400,000)	(3,250,000)	(4,600,000)

Net increase (decrease) in shares outstanding	33,750,000	42,200,000	(750,000)	200,000

See notes to financial statements.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI Low Carbon Target ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Dec. 8, 2014 [a] to Jul. 31, 2015
Net asset value, beginning of period	$110.08	$95.80	$98.40	$96.01

Income from investment operations:
Net investment income[b]	0.97	2.33	2.22	1.48
Net realized and unrealized gain (loss)[c]	13.84	14.05	(2.64)	1.85

Total from investment operations	14.81	16.38	(0.42)	3.33

Less distributions from:
Net investment income	(1.24)	(2.10)	(2.18)	(0.94)

Total distributions	(1.24)	(2.10)	(2.18)	(0.94)

Net asset value, end of period	$123.65	$110.08	$95.80	$98.40

Total return	13.53%[d]	17.28%	(0.31)%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$525,517	$434,815	$239,489	$221,397
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.33%	0.33%
Ratio of net investment income to average net assets[e]	1.68%	2.29%	2.42%	2.35%
Portfolio turnover rate[f]	9%[d]	12%	16%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, for the years ended July 31, 2017, July 31, 2016 and the period ended July 31, 2015 were 9%, 12%, 16% and 4%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$70.99	$57.05	$59.46	$65.13	$56.23	$53.40

Income from investment operations:
Net investment income[a]	0.41	1.21	1.03	1.24	1.11	1.04
Net realized and unrealized gain (loss)[b]	11.78	13.65	(2.21)	(5.92)	8.84	2.85

Total from investment operations	12.19	14.86	(1.18)	(4.68)	9.95	3.89

Less distributions from:
Net investment income	(1.23)	(0.92)	(1.23)	(0.99)	(1.05)	(1.06)

Total distributions	(1.23)	(0.92)	(1.23)	(0.99)	(1.05)	(1.06)

Net asset value, end of period	$81.95	$70.99	$57.05	$59.46	$65.13	$56.23

Total return	17.35%[c]	26.41%	(1.83)%	(7.22)%	17.85%	7.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,490,399	$4,159,795	$2,350,417	$3,668,677	$2,631,373	$2,361,598
Ratio of expenses to average net assets[d]	0.67%	0.70%	0.72%	0.69%	0.68%	0.67%
Ratio of net investment income to average net assets[d]	1.09%	1.97%	1.92%	1.95%	1.87%	1.80%
Portfolio turnover rate[e]	4%[c]	12%	17%	13%	14%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, for the years ended July 31, 2017, July 31, 2016, July 31, 2015, July 31, 2014 and July 31, 2013 were 4%, 5%,12%, 8%, 6%, and 7%, respectively. See Note 4.

See notes to financial statements.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$23.15	$16.32	$23.63	$24.15	$21.62	$15.01

Income from investmentoperations:
Net investment income[a]	0.09	0.87	0.64	0.69	0.87	0.64
Net realized and unrealized gain (loss)[b]	2.28	6.61	(7.12)	(0.47)	2.36	6.41

Total from investment operations	2.37	7.48	(6.48)	0.22	3.23	7.05

Less distributions from:
Net investment income	(0.16)	(0.65)	(0.83)	(0.74)	(0.70)	(0.44)

Total distributions	(0.16)	(0.65)	(0.83)	(0.74)	(0.70)	(0.44)

Net asset value, end of period	$25.36	$23.15	$16.32	$23.63	$24.15	$21.62

Total return	10.28%[c]	46.28%	(27.77)%	0.98%	14.89%	47.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,621,464	$1,611,394	$447,062	$445,397	$462,387	$94,039
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[d]	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	0.80%	4.30%[e]	3.30%	3.00%	3.53%	3.26%
Portfolio turnover rate[f]	1%[c]	9%	4%	6%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See	notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$61.10	$53.85	$55.33	$54.13	$47.63	$39.67

Income from investment operations:
Net investment income[a]	0.60	1.36 [b]	1.22	1.21	1.33	1.10
Net realized and unrealized gain (loss)[c]	7.69	7.49	(1.24)	1.36	6.64	8.03

Total from investment operations	8.29	8.85	(0.02)	2.57	7.97	9.13

Less distributions from:
Net investment income	(0.75)	(1.60)	(1.46)	(1.37)	(1.47)	(1.17)

Total distributions	(0.75)	(1.60)	(1.46)	(1.37)	(1.47)	(1.17)

Net asset value, end of period	$68.64	$61.10	$53.85	$55.33	$54.13	$47.63

Total return	13.63%[d]	16.62%[b]	0.11%	4.80%	16.80%	23.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$319,181	$329,938	$280,040	$354,114	$487,142	$562,059
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	n/a	0.25%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.86%	2.40%[b]	2.36%	2.20%	2.56%	2.50%
Portfolio turnover rate[f]	3%[d]	7%	5%	5%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.03%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See	notes to financial statements.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI Low Carbon Target	Diversified	[a]
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Kokusai	Diversified

[a]	The Fund’s classification changed from non-diversified to diversified during the reporting period.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares MSCI All Country Asia ex Japan ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statements of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI ACWI Low Carbon Target
BNP Paribas New York Branch	$290,270	$290,270	$—
Citigroup Global Markets Inc.	1,586,932	1,586,932	—
Credit Suisse Securities (USA) LLC	254,347	254,347	—
Deutsche Bank Securities Inc.	254,427	254,427	—
Goldman Sachs & Co.	509,131	509,131	—
JPMorgan Securities LLC	964,018	964,018	—
Macquarie Bank Limited	149,669	149,669	—
Merrill Lynch, Pierce, Fenner & Smith	747,209	747,209	—
State Street Bank & Trust Company	177,164	177,164	—
UBS AG	38,216	38,216	—

	$4,971,383	$4,971,383	$—

MSCI All Country Asia ex Japan
Citigroup Global Markets Inc.	$1,500,754	$1,500,754	$—
Credit Suisse Securities (USA) LLC	474,036	474,036	—
Deutsche Bank AG	1,281,031	1,281,031	—
Goldman Sachs & Co.	282,105,813	282,105,813	—
HSBC Bank PLC	2,128,228	2,128,228	—
Jefferies LLC	122,451	122,451	—
JPMorgan Securities LLC	36,378	36,378	—
Macquarie Bank Limited	2,282,305	2,282,305	—
Merrill Lynch, Pierce, Fenner & Smith	9,679,896	9,679,896	—
Morgan Stanley & Co. International PLC	4,931,765	4,931,765	—
Morgan Stanley & Co. LLC	9,140,557	9,140,557	—
State Street Bank & Trust Company	955,718	955,718	—
UBS AG	120,765	120,765	—

	$314,759,697	$314,759,697	$—

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Kokusai
Barclays Capital Inc.	$34,815	$34,268	$(547)
BNP Paribas Prime Brokerage Inc.	22,989	22,989	—
BNP Paribas Prime Brokerage International Ltd.	21,950	21,871	(79)
Citigroup Global Markets Inc.	412,187	412,187	—
Credit Suisse Securities (USA) LLC	247,071	247,071	—
Deutsche Bank Securities Inc.	70,736	70,736	—
Goldman Sachs & Co.	439,604	439,604	—
Jefferies LLC	30,929	30,929	—
JPMorgan Securities LLC	265,853	265,853	—
Macquarie Bank Limited	13,172	13,172	—
Merrill Lynch, Pierce, Fenner & Smith	104,665	104,665	—
Morgan Stanley & Co. LLC	349,121	349,121	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	101,853	101,853	—
SG Americas Securities LLC	86,592	86,592	—
State Street Bank & Trust Company	297,428	297,428	—
UBS AG	6,190	6,190	—
UBS Securities LLC	143,327	143,327	—
Wells Fargo Securities LLC	3,992	3,992	—

	$2,652,474	$2,651,848	$(626)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

With respect to the iShares MSCI All Country Asia ex Japan ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares MSCI All Country Asia ex Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI ACWI Low Carbon Target	$5,614
MSCI All Country Asia ex Japan	228,987
MSCI Europe Financials	1,678
MSCI Kokusai	2,580

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Country Asia ex Japan	$9,637,931	$13,244,323
MSCI Europe Financials	1,433,512	2,890,868
MSCI Kokusai	325,754	260,361
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country Asia ex Japan ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI Low Carbon Target	$43,693,517	$42,245,839
MSCI All Country Asia ex Japan	632,256,581	160,813,005
MSCI Europe Financials	24,376,493	14,950,410
MSCI Kokusai	8,762,360	7,369,328

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI Low Carbon Target	$31,761,840	$—
MSCI All Country Asia ex Japan	154,941,612	—
MSCI Europe Financials	996,238,365	210,490,217
MSCI Kokusai	164,458,854	196,015,176

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI All country Asia ex Japan ETF	iShares MSCI Kokusai ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$346,149	$42,659

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
iShares MSCI All country Asia ex Japan ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[b]	$956

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI All country Asia ex Japan ETF	iShares MSCI Kokusai ETF
Equity contracts:
Futures contracts	$941,559	$41,863

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI All country Asia ex Japan ETF	iShares MSCI Kokusai ETF
Equity contracts:
Futures contracts	$345,193	$42,659

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2018:

	iShares MSCI All country Asia ex Japan ETF	iShares MSCI Kokusai ETF
Average notional value of contracts purchased	$5,750,881	$534,088

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31,2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI ACWI Low Carbon Target	$7,032,548	$—	$—	$7,032,548
MSCI All Country Asia ex Japan	606,340,877	5,230,616	2,799,079	614,370,572
MSCI Europe Financials	12,781,714	—	6,313	12,788,027
MSCI Kokusai	11,234,922	1,478,401	530,548	13,243,871

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI Low Carbon Target	$413,063,065	$124,935,325	$(8,621,205)	$116,314,120
MSCI All Country Asia ex Japan	4,405,279,739	1,597,599,293	(199,135,600)	1,398,463,693
MSCI Europe Financials	2,340,240,318	301,123,663	(22,544,280)	278,579,383
MSCI Kokusai	319,371,990	16,923,947	(15,140,907)	1,783,040

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds, are parties to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The iShares MSCI ACWI Low Carbon Target ETF became a party to the credit agreement effective October 25, 2017.

The iShares MSCI ACWI Low Carbon Target ETF did not borrow under the credit agreement during the six months ended January 31, 2018.

For the six months ended January 31, 2018, the iShares MSCI All Country Asia ex Japan ETF’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $750,000, $4,076 and 2.42%, respectively.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Europe Financials and iShares MSCI Kokusai ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Funds are able to pass through to their shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI Low Carbon Target	$1.093286	$—	$0.149947	$1.243233	88%	—%	12%	100%
MSCI All Country Asia ex Japan	0.954129	—	0.279665	1.233794	77	—	23	100
MSCI Europe Financials	0.144942	—	0.011050	0.155992	93	—	7	100
MSCI Kokusai	0.705018	—	0.041463	0.746481	94	—	6	100

SUPPLEMENTAL INFORMATION	85

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-705-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares China Large-Cap ETF | FXI | NYSE Arca
➢	iShares MSCI China A ETF | CNYA | Cboe BZX

Fund Performance Overview

iSHARES® CHINA LARGE-CAP ETF

Performance as of January 31, 2018

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 26.02%, net of fees, while the total return for the Index was 26.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	46.22%	46.98%	47.46%	46.22%	46.98%	47.46%
5 Years	7.81%	7.79%	8.62%	45.64%	45.51%	51.17%
10 Years	3.65%	3.29%	4.50%	43.17%	38.28%	55.32%

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,260.20	$4.22	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	52.40%
Energy	11.38
Information Technology	9.36
Real Estate	8.40
Telecommunication Services	8.23
Industrials	4.94
Consumer Discretionary	4.26
Materials	1.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

China Construction Bank Corp. Class H	10.29%
Tencent Holdings Ltd.	8.92
Industrial & Commercial Bank of China Ltd. Class H	7.88
Ping An Insurance Group Co. of China Ltd. Class H	6.14
China Mobile Ltd.	5.83
Bank of China Ltd. Class H	4.75
CNOOC Ltd.	3.59
China Petroleum & Chemical Corp. Class H	3.50
China Life Insurance Co. Ltd. Class H	3.42
China Merchants Bank Co. Ltd. Class H	2.94

TOTAL	57.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHINA A ETF

Performance as of January 31, 2018

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A International Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 19.12%, net of fees, while the total return for the Index was 16.82%.

Special Note: Effective on or around April 19, 2018, the Fund will track a new underlying index, the MSCI China A Inclusion Index, and will cease to track the MSCI China A International Index. The new underlying index is designed to measure the equity market performance in China, as represented by A-shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.75%	35.54%	32.12%	35.75%	35.54%	32.12%
Since Inception	26.33%	26.93%	23.72%	46.66%	47.80%	41.48%

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/16.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,191.20	$3.59	$1,000.00	$1,021.90	$3.31	0.65%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	28.18%
Industrials	15.39
Consumer Staples	10.49
Consumer Discretionary	10.33
Materials	9.59
Information Technology	8.49
Real Estate	6.39
Health Care	5.78
Utilities	2.84
Energy	2.41
Telecommunication Services	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Kweichow Moutai Co. Ltd. Class A	3.73%
Ping An Insurance Group Co. of China Ltd. Class A	3.19
China Merchants Bank Co. Ltd. Class A	2.69
Industrial & Commercial Bank of China Ltd. Class A	1.55
Industrial Bank Co. Ltd. Class A	1.52
Midea Group Co. Ltd. Class A	1.49
Shanghai Pudong Development Bank Co. Ltd. Class A	1.44
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1.40
China Vanke Co. Ltd. Class A	1.39
Wuliangye Yibin Co. Ltd. Class A	1.25

TOTAL	19.65%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

AIRLINES — 0.42%
Air China Ltd. Class H	13,514,000	$19,766,176

		19,766,176
AUTOMOBILES — 4.25%
BYD Co. Ltd. Class Ha	5,102,000	48,042,537
Geely Automobile Holdings Ltd.	35,746,000	114,484,820
Guangzhou Automobile Group Co. Ltd. Class H	16,380,000	37,109,948

		199,637,305
BANKS — 32.32%
Agricultural Bank of China Ltd. Class H	189,976,000	116,587,692
Bank of China Ltd. Class H	369,764,000	222,668,232
Bank of Communications Co. Ltd. Class H	57,938,200	50,223,551
China CITIC Bank Corp. Ltd. Class H	61,487,000	50,626,966
China Construction Bank Corp. Class H	418,126,320	482,199,516
China Everbright Bank Co. Ltd. Class H	24,041,000	13,616,609
China Merchants Bank Co. Ltd. Class H	28,142,938	137,989,973
China Minsheng Banking Corp. Ltd. Class H	39,498,000	45,197,131
Industrial & Commercial Bank of China Ltd. Class H	390,403,995	369,367,517
Postal Savings Bank of China Co. Ltd. Class Ha,b	43,586,000	29,144,823

		1,517,622,010
CAPITAL MARKETS — 5.23%
China Cinda Asset Management Co. Ltd. Class H	70,242,000	29,726,076
China Galaxy Securities Co. Ltd. Class H	27,468,500	22,441,327
China Huarong Asset Management Co. Ltd. Class Hb	72,084,000	36,403,966
CITIC Securities Co. Ltd. Class H	16,927,500	45,016,205
GF Securities Co. Ltd. Class H	11,490,600	25,680,109

Security	Shares	Value
Guotai Junan Securities Co. Ltd. Class Ha,b,c	6,206,000	$15,710,488
Haitong Securities Co. Ltd. Class H	25,359,200	41,436,125
Huatai Securities Co. Ltd. Class Hb	12,788,000	28,972,040

		245,386,336
COMMUNICATIONS EQUIPMENT — 0.44%
ZTE Corp. Class Hc	5,621,600	20,484,130

		20,484,130
CONSTRUCTION & ENGINEERING — 1.81%
China Communications Construction Co. Ltd. Class H	32,927,000	39,319,842
China Railway Construction Corp. Ltd. Class H	14,028,000	17,056,464
China Railway Group Ltd. Class H	28,424,000	21,840,994
Metallurgical Corp. of China Ltd. Class H	21,274,000	6,745,491

		84,962,791
CONSTRUCTION MATERIALS — 1.03%
Anhui Conch Cement Co. Ltd. Class H	8,787,500	48,423,406

		48,423,406
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.40%
China Telecom Corp. Ltd. Class H	103,200,000	51,062,655
China Unicom Hong Kong Ltd.[c]	41,038,000	61,493,119

		112,555,774
INDUSTRIAL CONGLOMERATES — 2.07%
CITIC Ltd.	36,499,000	57,584,931
Fosun International Ltd.[a]	16,746,000	39,566,331

		97,151,262
INSURANCE — 14.77%
China Life Insurance Co. Ltd. Class H	47,355,000	160,141,630
China Pacific Insurance Group Co. Ltd. Class H	19,200,400	97,457,106
New China Life Insurance Co. Ltd. Class H	6,491,900	42,289,129
People’s Insurance Co. Group of China Ltd. (The) Class H	63,133,000	36,080,843
PICC Property & Casualty Co. Ltd. Class H	33,373,700	69,295,193

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2018

Security	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	24,316,000	$288,038,330

		693,302,231
INTERNET SOFTWARE & SERVICES — 8.91%
Tencent Holdings Ltd.	7,054,600	418,146,579

		418,146,579
MACHINERY — 0.63%
CRRC Corp. Ltd. Class H	29,937,450	29,663,968

		29,663,968
OIL, GAS & CONSUMABLE FUELS — 11.36%
China Petroleum & Chemical Corp. Class H	189,798,600	164,041,007
China Shenhua Energy Co. Ltd. Class H	25,290,000	78,733,675
CNOOC Ltd.	107,935,000	168,082,427
PetroChina Co. Ltd. Class H	154,828,000	122,730,901

		533,588,010
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.38%
China Evergrande Group[a,c]	21,721,000	71,788,204
China Overseas Land & Investment Ltd.	28,430,000	110,136,739
China Resources Land Ltd.	19,829,333	79,099,808
China Vanke Co. Ltd. Class H	9,782,700	47,903,830
Country Garden Holdings Co. Ltd.	39,391,000	84,710,203

		393,638,784
WIRELESS TELECOMMUNICATION SERVICES — 5.82%
China Mobile Ltd.	25,894,500	273,464,089

		273,464,089

TOTAL COMMON STOCKS
(Cost: $3,807,056,353)		4,687,792,851

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	61,747,089	$61,759,439
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	5,596,510	5,596,510

		67,355,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,350,915)		67,355,949

TOTAL INVESTMENTS IN SECURITIES — 101.27%
(Cost: $3,874,407,268)		4,755,148,800
Other Assets, Less Liabilities — (1.27)%		(59,714,178)

NET ASSETS — 100.00%		$4,695,434,622

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	121,438,320	—		(59,691,231)[b]	61,747,089	$61,759,439	$578,634	[c]	$(1,453)	$(3,318)
BlackRock Cash Funds: Treasury, SL Agency Shares	920,999	4,675,511	[b]	—	5,596,510	5,596,510	16,533		—	—

						$67,355,949	$595,167		$(1,453)	$(3,318)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
H-Shares Index	71	Feb 2018	$6,172	$64,726

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,687,792,851	$—	$—	$4,687,792,851
Money market funds	67,355,949	—	—	67,355,949

Total	$4,755,148,800	$—	$—	$4,755,148,800

Derivative financial instruments[a]
Assets
Futures contracts	$64,726	$—	$—	$64,726

Total	$64,726	$—	$—	$64,726

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.63%

AEROSPACE & DEFENSE — 0.96%
AECC Aero-Engine Control Co. Ltd. Class A	2,800	$6,115
AECC Aviation Power Co. Ltd. Class A	5,600	22,173
AVIC Aircraft Co. Ltd. Class A	9,100	22,710
AVIC Electromechanical Systems Co. Ltd. Class A	9,450	15,096
AVIC Helicopter Co. Ltd. Class A	2,100	13,639
China Aerospace Times Electronics Co. Ltd. Class Aa	8,400	10,107
China Avionics Systems Co. Ltd. Class A	4,900	10,297
China Spacesat Co. Ltd. Class A	4,200	15,775

		115,912
AIR FREIGHT & LOGISTICS — 0.15%
Shenzhen Feima International Supply Chain Co. Ltd. Class A	6,188	12,984
Sinotrans Air Transportation Development Co. Ltd. Class A	2,100	5,768

		18,752
AIRLINES — 1.24%
Air China Ltd. Class A	12,600	26,437
China Eastern Airlines Corp. Ltd. Class A	27,300	36,234
China Southern Airlines Co. Ltd. Class A	22,400	41,907
Hainan Airlines Holding Co. Ltd. Class A	48,300	24,952
Juneyao Airlines Co. Ltd. Class A	4,800	12,116
Spring Airlines Co. Ltd. Class A	1,400	7,775

		149,421
AUTO COMPONENTS — 1.42%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	4,200	11,510
China Shipbuilding Industry Group Power Co. Ltd. Class A	3,500	13,408
Fuyao Glass Industry Group Co. Ltd. Class A	7,000	30,142
Huayu Automotive Systems Co. Ltd. Class A	10,500	44,195
Ningbo Joyson Electronic Corp. Class A	2,800	13,579

Security	Shares	Value
Wanxiang Qianchao Co. Ltd. Class A	8,400	$12,190
Weifu High-Technology Group Co. Ltd. Class A	1,400	5,808
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	3,500	11,438
Zhejiang Century Huatong Group Co. Ltd. Class A	2,100	11,082
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	7,560	18,326

		171,678
AUTOMOBILES — 1.99%
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	4,900	6,356
Beiqi Foton Motor Co. Ltd. Class A	21,000	9,113
BYD Co. Ltd. Class A	4,900	49,100
Chongqing Changan Automobile Co. Ltd. Class A	11,900	24,287
FAW CAR Co. Ltd. Class Aa	4,900	9,549
Guangzhou Automobile Group Co. Ltd. Class A	4,200	16,022
SAIC Motor Corp. Ltd. Class A	23,100	126,273

		240,700
BANKS — 15.78%
Agricultural Bank of China Ltd. Class A	170,100	120,589
Bank of Beijing Co. Ltd. Class A	52,584	62,771
Bank of China Ltd. Class A	149,100	107,597
Bank of Communications Co. Ltd. Class A	119,000	128,246
Bank of Guiyang Co. Ltd. Class A	4,200	11,576
Bank of Jiangsu Co. Ltd. Class A	32,800	42,126
Bank of Nanjing Co. Ltd. Class A	27,440	44,445
Bank of Ningbo Co. Ltd. Class A	15,470	49,303
Bank of Shanghai Co. Ltd. Class A	5,460	13,851
China CITIC Bank Corp. Ltd. Class A	16,800	19,280
China Construction Bank Corp. Class A	30,800	46,558
China Everbright Bank Co. Ltd. Class A	123,900	91,972
China Merchants Bank Co. Ltd. Class A	60,200	324,769
China Minsheng Banking Corp. Ltd. Class A	88,200	127,018
Huaxia Bank Co. Ltd. Class A	38,500	60,279
Industrial & Commercial Bank of China Ltd. Class A	156,800	186,429
Industrial Bank Co. Ltd. Class A	61,600	182,904

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Ping An Bank Co. Ltd. Class A	51,660	$115,371
Shanghai Pudong Development Bank Co. Ltd. Class A	82,686	173,095

		1,908,179
BEVERAGES — 6.88%
Anhui Gujing Distillery Co. Ltd. Class A	1,400	15,482
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	10,561
Beijing Yanjing Brewery Co. Ltd. Class A	4,900	5,834
Jiangsu King’s Luck Brewery JSC Ltd. Class A	4,800	12,612
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,900	101,213
Kweichow Moutai Co. Ltd. Class A	3,700	449,644
Luzhou Laojiao Co. Ltd. Class A	4,900	50,868
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,100	21,837
Tsingtao Brewery Co. Ltd. Class A	2,100	13,315
Wuliangye Yibin Co. Ltd. Class A	11,200	150,219

		831,585
BIOTECHNOLOGY — 0.41%
Beijing SL Pharmaceutical Co. Ltd. Class A	2,100	10,709
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,820	8,288
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	2,310	5,908
Hualan Biological Engineering Inc. Class A	3,500	15,032
Jinyu Bio-Technology Co. Ltd. Class A	1,960	9,368

		49,305
BUILDING PRODUCTS — 0.16%
Beijing New Building Materials PLC Class A	4,900	19,261

		19,261
CAPITAL MARKETS — 6.79%
Anxin Trust Co. Ltd. Class A	15,400	31,749
Central China Securities Co. Ltd. Class A	7,700	8,580
Changjiang Securities Co. Ltd. Class A	16,800	21,363
China Merchants Securities Co. Ltd. Class A	18,200	55,515
CITIC Securities Co. Ltd. Class A	29,400	99,492
Dongxing Securities Co. Ltd. Class A	5,600	12,960

Security	Shares	Value
Everbright Securities Co. Ltd. Class A	12,600	$29,041
First Capital Securities Co. Ltd. Class A	9,600	15,580
Founder Securities Co. Ltd. Class Aa	26,600	29,766
GF Securities Co. Ltd. Class A	18,900	56,449
Guangdong Golden Dragon Development Inc. Class A	2,800	7,215
Guosen Securities Co. Ltd. Class A	13,300	24,798
Guotai Junan Securities Co. Ltd. Class A	18,900	60,294
Guoyuan Securities Co. Ltd. Class A	9,200	15,954
Haitong Securities Co. Ltd. Class A	24,500	53,897
Huaan Securities Co. Ltd. Class A	9,100	11,442
Huatai Securities Co. Ltd. Class A	16,100	50,133
Industrial Securities Co. Ltd. Class A	21,700	26,559
Northeast Securities Co. Ltd. Class A	7,700	10,820
Orient Securities Co. Ltd./China Class A	12,600	29,061
Pacific Securities Co. Ltd. (The)/China Class A	25,200	14,660
SDIC Capital Co. Ltd. Class A	7,700	16,243
Sealand Securities Co. Ltd. Class A	14,700	11,566
Shaanxi International Trust Co. Ltd. Class A	12,600	8,532
Shanxi Securities Co. Ltd. Class A	7,000	10,515
Shenwan Hongyuan Group Co. Ltd. Class A	66,150	56,254
Sinolink Securities Co. Ltd. Class A	9,100	13,857
SooChow Securities Co. Ltd. Class A	9,100	14,031
Southwest Securities Co. Ltd. Class A	4,800	3,655
Western Securities Co. Ltd. Class A	10,566	21,010

		820,991
CHEMICALS — 2.98%
CEFC Anhui International Holding Co. Ltd. Class A	4,900	4,829
China Hainan Rubber Industry Group Co. Ltd. Class Aa	15,400	14,320
Hengyi Petrochemical Co. Ltd. Class A	4,900	20,258
Hongda Xingye Co. Ltd. Class A	8,858	9,955
Huapont Life Sciences Co. Ltd. Class A	7,000	7,488
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	25,500	19,091
Jiangsu Bicon Pharmaceutical Listed Co. Class A	2,100	8,809

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Kangde Xin Composite Material Group Co. Ltd. Class A	11,200	$35,605
Kingenta Ecological Engineering Group Co. Ltd. Class A	11,200	16,289
Kingfa Sci & Tech Co. Ltd. Class A	7,700	7,980
Lomon Billions Group Co. Ltd. Class A	4,900	13,973
Ningbo Shanshan Co. Ltd. Class A	4,800	13,459
Qinghai Salt Lake Industry Co. Ltd. Class A	7,350	15,188
Rongsheng Petro Chemical Co. Ltd. Class A	6,300	15,472
Sichuan Hebang Biotechnology Co. Ltd. Class A	30,800	10,232
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,100	16,762
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	4,800	7,881
Tianqi Lithium Corp. Class A	3,220	26,830
Wanhua Chemical Group Co. Ltd. Class A	8,400	48,655
Xinjiang Zhongtai Chemical Co. Ltd. Class A	7,700	18,371
Zhejiang Juhua Co. Ltd. Class A	6,500	11,820
Zhejiang Longsheng Group Co. Ltd. Class A	8,400	16,650

		359,917
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Eternal Asia Supply Chain Management Ltd. Class A	4,800	5,547
Jihua Group Corp. Ltd. Class A	11,200	11,358
Tianguang Zhongmao Co. Ltd. Class A	9,000	12,861
Tus-Sound Environmental Resources Co. Ltd. Class A	2,800	13,503

		43,269
COMMUNICATIONS EQUIPMENT — 1.24%
Addsino Co. Ltd. Class A	5,600	9,640
Beijing Xinwei Technology Group Co. Ltd. Class Ab	11,200	28,787
Fiberhome Telecommunication Technologies Co. Ltd. Class A	4,200	17,504
Guangzhou Haige Communications Group Inc. Co. Class A	5,600	8,456
Hengtong Optic-electric Co. Ltd. Class A	2,800	16,036

Security	Shares	Value
Hytera Communications Corp. Ltd. Class A	4,200	$8,265
Tongding Interconnection Information Co. Ltd. Class A	2,800	5,381
ZTE Corp. Class Aa	11,400	56,391

		150,460
CONSTRUCTION & ENGINEERING — 4.30%
China CAMC Engineering Co. Ltd. Class A	4,032	11,824
China Communications Construction Co. Ltd. Class A	9,800	22,120
China Gezhouba Group Co. Ltd. Class A	16,800	25,395
China National Chemical Engineering Co. Ltd. Class A	18,900	22,592
China Nuclear Engineering Corp. Ltd. Class A	4,900	8,310
China Railway Construction Corp. Ltd. Class A	34,200	63,875
China Railway Group Ltd. Class A	53,200	71,794
China Railway Hi-tech Industry Co. Ltd. Class A	4,900	9,767
China State Construction Engineering Corp. Ltd. Class A	89,600	144,130
Jiangsu Zhongnan Construction Group Co. Ltd. Class A	7,700	9,351
Metallurgical Corp. of China Ltd. Class A	43,400	30,905
Northcom Group Co. Ltd. Class Aa	3,570	13,052
Power Construction Corp. of China Ltd. Class A	30,100	35,070
Shanghai Construction Group Co. Ltd. Class A	27,489	16,910
Shanghai Tunnel Engineering Co. Ltd. Class A	10,500	13,786
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	8,400	21,283

		520,164
CONSTRUCTION MATERIALS — 1.11%
Anhui Conch Cement Co. Ltd. Class A	11,900	65,125
BBMG Corp. Class A	22,400	19,903
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,100	13,285
China Jushi Co. Ltd. Class A	10,920	28,710

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Tangshan Jidong Cement Co. Ltd. Class Aa	3,500	$7,800

		134,823
CONTAINERS & PACKAGING — 0.07%
Org Packaging Co. Ltd. Class Aa	9,800	9,082

		9,082
DISTRIBUTORS — 0.34%
Anhui Xinhua Media Co. Ltd. Class A	8,400	13,579
Liaoning Cheng Da Co. Ltd. Class Aa	4,900	13,763
Wuchan Zhongda Group Co. Ltd. Class A	12,285	13,747

		41,089
DIVERSIFIED FINANCIAL SERVICES — 0.32%
Avic Capital Co. Ltd. Class A	28,000	24,701
Shanghai AJ Group Co. Ltd. Class A	7,000	13,619

		38,320
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.11%
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	12,851

		12,851
ELECTRICAL EQUIPMENT — 1.65%
Changyuan Group Ltd. Class A	5,040	11,945
China XD Electric Co. Ltd. Class A	12,600	9,073
Fangda Carbon New Material Co. Ltd. Class A	5,600	26,383
Guoxuan High-Tech Co. Ltd. Class A	2,730	9,013
Henan Pinggao Electric Co. Ltd. Class A	4,900	7,493
Jiangsu Zhongtian Technology Co. Ltd. Class A	10,500	20,028
Jiangxi Special Electric Motor Co. Ltd. Class A	4,800	7,393
Luxshare Precision Industry Co. Ltd. Class A	8,400	29,040
TBEA Co. Ltd. Class A	14,569	22,718
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,420	24,265
XJ Electric Co. Ltd. Class A	3,500	6,665
Zhejiang Chint Electrics Co. Ltd. Class A	4,900	19,316
Zhongshan Broad Ocean Motor Co. Ltd. Class A	5,600	5,830

		199,162

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.77%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	2,730	$15,895
Dongxu Optoelectronic Technology Co. Ltd. Class A	15,000	19,480
GoerTek Inc. Class A	8,400	18,693
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	26,600	168,702
Holitech Technology Co. Ltd. Class A	9,600	13,855
O-film Tech Co. Ltd. Class A	8,750	24,826
Tatwah Smartech Co. Ltd. Class Aa	2,800	8,042
Unisplendour Corp. Ltd. Class A	1,400	13,477
Westone Information Industry Inc. Class A	2,240	8,371
Zhejiang Dahua Technology Co. Ltd. Class A	10,500	43,845

		335,186
ENERGY EQUIPMENT & SERVICES — 0.18%
Offshore Oil Engineering Co. Ltd. Class A	12,600	14,019
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,500	8,206

		22,225
FOOD & STAPLES RETAILING — 0.57%
Shanghai Bailian Group Co. Ltd. Class A	4,900	10,180
Shenzhen Agricultural Products Co. Ltd. Class A	4,800	5,768
Yonghui Superstores Co. Ltd. Class A	29,400	53,601

		69,549
FOOD PRODUCTS — 2.94%
Beijing Dabeinong Technology Group Co. Ltd. Class A	13,300	14,228
Bright Dairy & Food Co. Ltd. Class A	3,500	8,156
COFCO Tunhe Sugar Co. Ltd. Class A	4,900	6,254
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,600	50,168
Fujian Sunner Development Co. Ltd. Class A	4,100	9,208
Guangdong Haid Group Co. Ltd. Class A	4,900	17,478
Heilongjiang Agriculture Co. Ltd. Class A	4,900	9,198

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,100	$40,342
Hunan Dakang International Food & Agriculture Co. Ltd. Class Aa	14,700	6,005
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	19,600	106,237
MeiHua Holdings Group Co. Ltd. Class A	11,200	9,756
Muyuan Foodstuff Co. Ltd. Class A	2,800	26,548
New Hope Liuhe Co. Ltd. Class A	10,500	13,886
Tongwei Co. Ltd. Class A	9,600	18,220
Yuan Longping High-Tech Agriculture Co. Ltd. Class A	4,900	19,620

		355,304
HEALTH CARE EQUIPMENT & SUPPLIES — 0.06%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,100	7,347

		7,347
HEALTH CARE PROVIDERS & SERVICES — 0.98%
China National Accord Medicines Corp. Ltd. Class A	1,400	13,241
Huadong Medicine Co. Ltd. Class A	2,800	25,102
Jointown Pharmaceutical Group Co. Ltd. Class Aa	3,500	9,781
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	9,900	36,681
Realcan Pharmaceutical Co. Ltd. Class A	3,220	6,679
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	7,000	26,559

		118,043
HOTELS, RESTAURANTS & LEISURE — 0.74%
China International Travel Service Corp. Ltd. Class A	4,200	34,234
Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	2,300	13,209
Shenzhen Overseas Chinese Town Co. Ltd. Class A	25,900	42,610

		90,053
HOUSEHOLD DURABLES — 3.53%
Gree Electric Appliances Inc. of Zhuhai Class A	9,100	80,915
Hang Zhou Great Star Industrial Co. Ltd. Class A	4,200	8,365

Security	Shares	Value
Hangzhou Robam Appliances Co. Ltd. Class A	3,150	$26,792
Hisense Electric Co. Ltd. Class A	4,200	10,508
Leo Group Co. Ltd. Class A	19,176	7,955
Midea Group Co. Ltd. Class A	18,900	179,711
NavInfo Co. Ltd. Class A	4,250	16,146
Qingdao Haier Co. Ltd. Class A	17,500	58,971
Sichuan Changhong Electric Co. Ltd. Class A	20,300	10,745
Suofeiya Home Collection Co. Ltd. Class A	2,100	12,788
Yihua Lifestyle Technology Co. Ltd. Class A	9,700	13,769

		426,665
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.66%
China National Nuclear Power Co. Ltd. Class A	41,300	49,892
China Yangtze Power Co. Ltd. Class A	44,100	111,456
Datang International Power Generation Co. Ltd. Class Aa	9,800	6,387
Huadian Power International Corp. Ltd. Class A	16,800	9,988
Huaneng Power International Inc. Class A	13,300	13,340
Hubei Energy Group Co. Ltd. Class A	17,500	13,018
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	15,400	7,123
Jointo Energy Investment Co. Ltd. Hebei Class A	4,800	5,318
Kaidi Ecological and Environmental Technology Co. Ltd. Class Aa	8,400	6,663
SDIC Power Holdings Co. Ltd. Class A	21,700	24,800
Shenergy Co. Ltd. Class A	14,700	14,090
Shenzhen Energy Group Co. Ltd. Class A	9,800	9,455
Sichuan Chuantou Energy Co. Ltd. Class A	16,100	24,900
Zhejiang Zheneng Electric Power Co. Ltd. Class A	28,000	25,814

		322,244
INDUSTRIAL CONGLOMERATES — 0.06%
China Baoan Group Co. Ltd. Class A	7,560	7,619

		7,619

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
INSURANCE — 5.18%
China Life Insurance Co. Ltd. Class A	8,400	$40,403
China Pacific Insurance Group Co. Ltd. Class A	19,600	123,154
Hubei Biocause Pharmaceutical Co. Ltd. Class A	11,200	14,313
New China Life Insurance Co. Ltd. Class A	5,600	53,524
Ping An Insurance Group Co. of China Ltd. Class A	32,200	384,279
Xishui Strong Year Co. Ltd. Inner Mongolia Class A	2,800	10,927

		626,600
INTERNET & DIRECT MARKETING RETAIL — 0.10%
Global Top E-Commerce Co. Ltd. Class A	4,200	11,763

		11,763
INTERNET SOFTWARE & SERVICES — 0.08%
Digital China Group Co. Ltd. Class Aa,b	1,400	4,960
People.cn Co. Ltd. Class A	2,800	5,043

		10,003
IT SERVICES — 0.09%
DHC Software Co. Ltd. Class A	8,400	10,495

		10,495
LEISURE PRODUCTS — 0.07%
Alpha Group Class A	4,200	8,231

		8,231
MACHINERY — 3.53%
Aurora Optoelectronics Co. Ltd. Class Aa,b	1,400	7,181
Avic Aviation High-Technology Co. Ltd. Class Aa	4,800	6,851
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	2,800	8,029
China CSSC Holdings Ltd. Class Aa	4,200	16,469
China International Marine Containers Group Co. Ltd. Class A	3,500	11,922
CRRC Corp. Ltd. Class A	73,500	132,952
CSSC Offshore and Marine Engineering Group Co. Ltd. Class Ab	2,100	8,422
Han’s Laser Technology Industry Group Co. Ltd. Class A	2,100	16,470
Inner Mongolia First Machinery Group Co. Ltd. Class A	4,200	8,011

Security	Shares	Value
North Industries Group Red Arrow Co. Ltd. Class Aa	4,200	$5,388
North Navigation Control Technology Co. Ltd. Class A	4,200	7,504
Sany Heavy Industry Co. Ltd. Class A	25,900	37,834
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	3,500	12,907
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	4,100	16,938
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	2,800	11,772
Tian Di Science & Technology Co. Ltd. Class A	16,100	12,489
Weichai Power Co. Ltd. Class A	22,400	31,261
XCMG Construction Machinery Co. Ltd. Class A	25,900	18,855
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,800	15,343
Zhejiang Wanliyang Co. Ltd. Class A	2,800	4,144
Zhengzhou Yutong Bus Co. Ltd. Class A	5,600	19,512
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	23,100	16,486

		426,740
MARINE — 0.45%
COSCO SHIPPING Development Co. Ltd. Class Aa	23,100	12,741
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,700	7,601
COSCO SHIPPING Holdings Co. Ltd. Class Aa	23,100	26,584
Tianjin Tianhai Investment Co. Ltd. Class Aa	7,000	7,221

		54,147
MEDIA — 1.27%
Beijing Gehua CATV Network Co. Ltd. Class A	6,300	12,758
China Film Co. Ltd. Class A	4,900	12,773
China Media Group Class A	6,300	8,412
China South Publishing & Media Group Co. Ltd. Class A	6,300	14,330
Chinese Universe Publishing and Media Co. Ltd. Class A	4,900	12,953
CITIC Guoan Information Industry Co. Ltd. Class A	13,300	17,969

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	4,800	$5,974
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	7,000	9,013
Shanghai Oriental Pearl Group Co. Ltd. Class A	8,400	22,578
Wanda Film Holding Co. Ltd. Class Ab	2,800	26,997
Zhejiang Daily Media Group Co. Ltd. Class A	4,200	10,134

		153,891
METALS & MINING — 5.23%
Aluminum Corp. of China Ltd. Class Aa,b	32,900	35,561
Angang Steel Co. Ltd. Class A	12,600	14,240
Baoshan Iron & Steel Co. Ltd. Class A	50,680	80,396
Beijing Shougang Co. Ltd. Class Aa	14,700	14,347
China Molybdenum Co. Ltd. Class A	23,800	28,600
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	7,000	7,432
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	10,900	23,286
GEM Co. Ltd. Class A	13,090	14,045
Hesteel Co. Ltd. Class A	32,200	20,678
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	120,540	47,517
Jiangsu Shagang Co. Ltd. Class Aa,b	5,600	19,957
Jiangxi Copper Co. Ltd. Class A	5,600	18,461
Jiangxi Ganfeng Lithium Co. Ltd. Class A	2,100	19,387
Jinduicheng Molybdenum Co. Ltd. Class Aa	9,100	10,545
Maanshan Iron & Steel Co. Ltd. Class Aa	16,100	11,132
Nanjing Iron & Steel Co. Ltd. Class Aa	9,800	8,271
Shandong Gold Mining Co. Ltd. Class A	5,600	28,288
Shandong Iron and Steel Co. Ltd. Class Aa	32,220	11,267
Shandong Nanshan Aluminum Co. Ltd. Class A	18,900	10,605
Shanxi Taigang Stainless Steel Co. Ltd. Class A	16,100	16,250
Shenghe Resources Holding Co. Ltd. Class A	4,800	12,162

Security	Shares	Value
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	6,300	$12,017
Tongling Nonferrous Metals Group Co. Ltd. Class Aa	31,500	14,570
Western Mining Co. Ltd. Class A	4,900	6,511
Xiamen Tungsten Co. Ltd. Class A	3,500	13,914
Xinxing Ductile Iron Pipes Co. Ltd. Class A	10,500	8,896
Yunnan Aluminium Co. Ltd. Class Aa	7,700	12,019
Yunnan Chihong Zinc & Germanium Co. Ltd. Class Aa	14,000	16,267
Yunnan Tin Co. Ltd. Class Aa	2,800	7,134
Zhejiang Huayou Cobalt Co. Ltd. Class Aa	2,100	33,380
Zhongjin Gold Corp. Ltd. Class A	9,100	14,161
Zijin Mining Group Co. Ltd. Class A	49,700	40,527

		631,823
OIL, GAS & CONSUMABLE FUELS — 2.22%
China Petroleum & Chemical Corp. Class A	78,400	88,230
Guanghui Energy Co. Ltd. Class A	14,000	11,193
Jizhong Energy Resources Co. Ltd. Class A	10,500	9,880
Oriental Energy Co. Ltd. Class A	3,500	6,976
PetroChina Co. Ltd. Class A	35,700	51,128
Shaanxi Coal Industry Co. Ltd. Class A	14,700	23,483
Shandong Xinchao Energy Corp. Ltd. Class Aa	19,100	10,474
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	9,100	18,616
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	9,800	16,559
Wintime Energy Co. Ltd. Class Ab	36,400	22,160
Yang Quan Coal Industry Group Co. Ltd. Class Aa	7,000	9,180

		267,879
PAPER & FOREST PRODUCTS — 0.16%
Shandong Sun Paper Industry JSC Ltd. Class A	4,800	8,927
Shanying International Holding Co. Ltd. Class A	14,700	11,005

		19,932
PERSONAL PRODUCTS — 0.06%
Shanghai Jahwa United Co. Ltd. Class A	1,245	6,750

		6,750

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
PHARMACEUTICALS — 4.31%
Beijing Tongrentang Co. Ltd. Class A	4,200	$22,632
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	3,500	14,815
Dong-E-E-Jiao Co. Ltd. Class A	2,100	21,914
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	14,000	9,102
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,800	12,270
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	4,200	9,720
Hainan Haiyao Co. Ltd. Class A	3,500	7,171
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	6,300	6,789
Hengkang Medical Group Co. Ltd. Class Aa	5,000	9,307
Humanwell Healthcare Group Co. Ltd. Class A	4,200	10,722
Jiangsu Hengrui Medicine Co. Ltd. Class A	8,680	104,430
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,730	9,837
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,200	8,579
Kangmei Pharmaceutical Co. Ltd. Class A	16,700	55,293
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	5,600	36,130
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	2,800	7,063
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,200	25,996
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,500	8,568
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	4,900	19,386
Tasly Pharmaceutical Group Co. Ltd. Class A	4,200	23,920
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	6,720	24,365
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class Aa	2,700	5,837
Yifan Pharmaceutical Co. Ltd. Class A	3,500	12,067
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,100	24,464

Security	Shares	Value
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	2,100	$8,759
Zhejiang NHU Co. Ltd. Class A	3,500	21,892

		521,028
PROFESSIONAL SERVICES — 0.21%
Beijing Orient Landscape & Environment Co. Ltd. Class A	8,750	25,591

		25,591
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.37%
Beijing Capital Development Co. Ltd. Class A	9,800	16,465
Beijing Urban Construction Investment & Development Co. Ltd. Class A	4,900	10,491
China Fortune Land Development Co. Ltd. Class A	6,300	45,123
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,600	80,317
China Vanke Co. Ltd. Class A	28,000	167,167
COFCO Property Group Co. Ltd. Class Ab	3,500	6,064
Financial Street Holdings Co. Ltd. Class A	9,800	18,381
Future Land Holdings Co. Ltd. Class A	6,300	40,276
Gemdale Corp. Class A	14,000	34,849
Guangzhou Yuetai Group Co. Ltd. Class A	6,300	7,040
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	9,600	13,321
Jinke Properties Group Co. Ltd. Class A	21,000	17,257
Oceanwide Holdings Co. Ltd. Class Ab	12,500	16,909
Poly Real Estate Group Co. Ltd. Class A	35,700	97,773
RiseSun Real Estate Development Co. Ltd. Class A	14,000	30,621
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	2,800	7,624
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	4,200	13,065
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,800	6,324
Shenzhen World Union Properties Consultancy Inc. Class A	7,700	12,778
Suning Universal Co. Ltd. Class A	7,700	5,606
Tahoe Group Co. Ltd. Class A	2,100	11,716

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Xinhu Zhongbao Co. Ltd. Class Aa	29,400	$26,076
Yango Group Co. Ltd. Class A	13,300	21,035
Youngor Group Co. Ltd. Class A	7,840	11,353
Zhejiang China Commodities City Group Co. Ltd. Class A	21,700	20,523
Zhonghong Holding Co. Ltd. Class Ab	15,680	6,804
Zhongtian Financial Group Co. Ltd. Class Ab	18,200	25,111

		770,069
ROAD & RAIL — 0.81%
China High-Speed Railway Technology Co. Ltd. Class A	4,200	5,528
Daqin Railway Co. Ltd. Class A	44,100	67,644
Guangshen Railway Co. Ltd. Class A	20,300	16,360
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	6,300	8,131

		97,663
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.89%
Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	4,900	14,720
LONGi Green Energy Technology Co. Ltd. Class A	7,000	42,838
Sanan Optoelectronics Co. Ltd. Class A	13,580	50,122

		107,680
SOFTWARE — 1.79%
Aisino Corp. Class A	7,000	22,899
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	11,269
Dalian Zeus Entertainment Group Co. Ltd. Class A	1,960	5,374
Fujian Newland Computer Co. Ltd. Class A	4,200	12,217
Giant Network Group Co. Ltd. Class A	3,500	17,958
Glodon Co. Ltd. Class A	4,900	14,869
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	4,800	5,455
Hundsun Technologies Inc. Class A	2,800	22,917
Iflytek Co. Ltd. Class A	4,200	36,691
Kingnet Network Co. Ltd. Class A	3,500	11,878
Neusoft Corp. Class A	4,200	8,872
Shanghai 2345 Network Holding Group Co. Ltd. Class A	10,710	10,316
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	2,100	5,211

Security	Shares	Value
Venustech Group Inc. Class A	2,100	$7,160
Yonyou Network Technology Co. Ltd. Class A	3,500	12,801
Youzu Interactive Co. Ltd. Class A	2,800	10,597

		216,484
SPECIALTY RETAIL — 0.67%
China Grand Automotive Services Co. Ltd. Class A	15,470	18,615
Pang Da Automobile Trade Co. Ltd. Class Aa	18,900	7,270
Suning.com Co. Ltd. Class A	26,600	55,769

		81,654
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.60%
BOE Technology Group Co. Ltd. Class A	105,000	101,475
China Greatwall Technology Group Co. Ltd. Class Aa	9,800	11,231
Dawning Information Industry Co. Ltd. Class A	2,100	12,701
Focus Media Information Technology Co. Ltd. Class A	21,000	47,734
GRG Banking Equipment Co. Ltd. Class A	5,250	5,900
Inspur Electronic Information Industry Co. Ltd. Class A	5,200	13,952

		192,993
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
Gansu Gangtai Holding Group Co. Ltd. Class A	4,900	8,794
NanJi E-Commerce Co. Ltd. Class Aa	4,900	10,382

		19,176
TRADING COMPANIES & DISTRIBUTORS — 0.40%
China Meheco Co. Ltd. Class A	1,400	5,016
CMST Development Co. Ltd. Class A	7,700	11,933
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	2,100	6,172
Sinochem International Corp. Class A	7,000	9,791
Xiamen C & D Inc. Class A	7,500	15,069

		47,981
TRANSPORTATION INFRASTRUCTURE — 1.06%
Anhui Wanjiang Logistics Group Co. Ltd. Class Aa	8,400	5,327
Dalian Port PDA Co. Ltd. Class A	24,150	10,633

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

Security	Shares	Value
Guangzhou Baiyun International Airport Co. Ltd. Class A	4,900	$13,163
Ningbo Zhoushan Port Co. Ltd. Class A	31,500	26,437
Shanghai International Airport Co. Ltd. Class A	2,100	15,652
Shanghai International Port Group Co. Ltd. Class A	24,500	28,195
TangShan Port Group Co. Ltd. Class A	16,100	13,154
Tianjin Port Co. Ltd. Class A	4,200	7,083
Yingkou Port Liability Co. Ltd. Class A	16,800	8,946

		128,590
WATER UTILITIES — 0.17%
Beijing Capital Co. Ltd. Class A	14,700	12,080
Chengdu Xingrong Environment Co. Ltd. Class A	9,800	8,256

		20,336

TOTAL COMMON STOCKS
(Cost: $8,310,618)		12,046,655

Value
TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $8,310,618)	$12,046,655
Other Assets, Less Liabilities — 0.37%	44,841

NET ASSETS — 100.00%	$12,091,496

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$11,520,561	$317,181	$208,913	$12,046,655

Total	$11,520,561	$317,181	$208,913	$12,046,655

The Fund had transfers from Level 2 to Level 1 during the period ended January 31, 2018 in the amount of $416,965 (the value of the securities as of the beginning of the period), resulting from the resumption of trading after a temporary suspension.

The Fund had transfers from Level 1 to Level 2 during the period ended January 31, 2018 in the amount of $210,335 (the value of the securities as of the beginning of the period), resulting from the temporary suspension of trading.

A reconciliation of investments in which Level 3 inputs were used in determining fair value is presented when a Fund has a significant amount of Level 3 financial instruments at the beginning and/or end of the period in relation to the Fund’s net assets. Additional disclosure on Level 3 inputs are presented when a Fund has a significant amount of Level 3 investments at the end of the period.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2018

The following table includes a rollfoward for the period ended January, 31, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common stocks
Balance at beginning of period	$73,619
Realized gain (loss) and change in unrealized appreciation/depreciation	24,179
Purchases	5,586
Sales	(25,545)
Transfers ina	154,218 [b]
Transfers out[a]	(23,144)[c]

Balance at end of period	$208,913

Net change in unrealized appreciation/depreciation on investments still held at end of period	$31,557

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers in to Level 3 are due to the suspension of trading of equity securities.
[c]	Transfers out of Level 3 are due to resumption of trading of equity securities.

The following table summarizes the valuation approaches used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of certain of the Fund’s Level 3 investments as of January 31, 2018:

	Value	Valuation Approach	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs [a]	Weighted Average of Unobservable Inputs [b]
Common Stock	$164,930	Market	Last traded price — adjusted	Adjustment based on change on proxy index	+3% to +41%	+19%
	$43,983	Market	Last traded price — adjusted	Liquidity discount	-5% to - 16%	-14%

[a]	An increase in the unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[b]	Unobservable inputs are weighted based on the fair value of the investments included in the range.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,807,056,353	$8,310,618
Affiliated (Note 2)	67,350,915	—

Total cost of investments in securities	$3,874,407,268	$8,310,618

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,687,792,851	$12,046,655
Affiliated (Note 2)	67,355,949	—
Foreign currency, at value[b]	4,133,116	27,417
Foreign currency pledged to broker for futures contracts, at value[b]	351,214	—
Restricted foreign currency, at value[c,d]	—	17,803
Cash	—	6,120
Receivables:
Dividends and interest	185,521	—
Futures variation margin	79,432	—

Total Assets	4,759,898,083	12,097,995

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	61,753,528	—
Investment advisory fees (Note 2)	2,709,933	6,499

Total Liabilities	64,463,461	6,499

NET ASSETS	$4,695,434,622	$12,091,496

Net assets consist of:
Paid-in capital	$5,850,462,818	$8,446,908
Distributions in excess of net investment income	(2,702,912)	(17,187)
Accumulated net realized loss	(2,033,129,781)	(75,742)
Net unrealized appreciation	880,804,497	3,737,517

NET ASSETS	$4,695,434,622	$12,091,496

Shares outstanding[e]	89,250,000	350,000

Net asset value per share	$52.61	$34.55

[a]	Securities on loan with values of $53,587,845 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $4,486,091 and $26,946, respectively.
[c]	Represents foreign investor minimum settlement reserves required by the China Securities Depository and Clearing Corporation Limited.
[d]	Cost of restricted foreign currency: $ — and $16,794, respectively.
[e]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares China Large-Cap ETF	iShares MSCI China A ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$23,333,022	$24,154
Dividends — affiliated (Note 2)	16,533	—
Interest — unaffiliated	—	80
Securities lending income — affiliated — net (Note 2)	578,634	—

Total investment income	23,928,189	24,234

EXPENSES
Investment advisory fees (Note 2)	13,732,330	35,934

Total expenses	13,732,330	35,934

Net investment income (loss)	10,195,859	(11,700)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,992,769)	29,772
Investments — affiliated (Note 2)	(1,453)	—
Futures contracts	1,685,910	—
Foreign currency transactions	(66,001)	1,215

Net realized gain (loss)	(1,374,313)	30,987

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	898,608,230	1,923,389
Investments — affiliated (Note 2)	(3,318)	—
Futures contracts	(31,883)	—
Translation of assets and liabilities in foreign currencies	2,121	1,224

Net change in unrealized appreciation/depreciation	898,575,150	1,924,613

Net realized and unrealized gain	897,200,837	1,955,600

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$907,396,696	$1,943,900

[a]	Net of foreign withholding tax of $2,293,010 and $2,726, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$10,195,859	$75,835,871	$(11,700)	$103,942
Net realized gain (loss)	(1,374,313)	(18,665,415)	30,987	(100,875)
Net change in unrealized appreciation/depreciation	898,575,150	626,326,947	1,924,613	1,383,930

Net increase in net assets resulting from operations	907,396,696	683,497,403	1,943,900	1,386,997

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(70,898,975)	(75,806,024)	(69,828)	(158,755)

Total distributions to shareholders	(70,898,975)	(75,806,024)	(69,828)	(158,755)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	512,634,297	5,258,763	—	—
Cost of shares redeemed	—	(853,420,195)	—	—

Net increase (decrease) in net assets from capital share transactions	512,634,297	(848,161,432)	—	—

INCREASE (DECREASE) IN NET ASSETS	1,349,132,018	(240,470,053)	1,874,072	1,228,242

NET ASSETS
Beginning of period	3,346,302,604	3,586,772,657	10,217,424	8,989,182

End of period	$4,695,434,622	$3,346,302,604	$12,091,496	$10,217,424

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,702,912)	$58,000,204	$(17,187)	$64,341

SHARES ISSUED AND REDEEMED
Shares sold	10,650,000	150,000	—	—
Shares redeemed	—	(23,700,000)	—	—

Net increase (decrease) in shares outstanding	10,650,000	(23,550,000)	—	—

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$42.57	$35.11	$40.66	$41.05	$34.46	$34.43

Income from investment operations:
Net investment income[a]	0.13	0.86	0.65	1.10	0.98	0.88
Net realized and unrealized gain (loss)[b]	10.80	7.47	(5.18)	(0.73)	6.32	0.08

Total from investment operations	10.93	8.33	(4.53)	0.37	7.30	0.96

Less distributions from:
Net investment income	(0.89)	(0.87)	(1.02)	(0.76)	(0.71)	(0.93)

Total distributions	(0.89)	(0.87)	(1.02)	(0.76)	(0.71)	(0.93)

Net asset value, end of period	$52.61	$42.57	$35.11	$40.66	$41.05	$34.46

Total return	26.02%[c]	24.23%	(11.13)%	0.82%	21.42%	3.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,695,435	$3,346,303	$3,586,773	$6,593,654	$5,425,312	$5,137,743
Ratio of expenses to average net assets[d]	0.74%	0.74%	0.74%	0.73%	0.74%	0.73%
Ratio of net investment income to average net assets[d]	0.55%	2.26%	1.87%	2.53%	2.68%	2.38%
Portfolio turnover rate[e]	6%[c]	15%	15%	36%	17%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017 and July 31, 2016 were 6%, 15% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Period from Jun. 13, 2016[a] to Jul. 31, 2016
Net asset value, beginning of period	$29.19	$25.68	$24.13

Income from investment operations:
Net investment income (loss)[b]	(0.03)	0.30	0.28
Net realized and unrealized gain[c]	5.59	3.66	1.27

Total from investment operations	5.56	3.96	1.55

Less distributions from:
Net investment income	(0.20)	(0.45)	—

Total distributions	(0.20)	(0.45)	—

Net asset value, end of period	$34.55	$29.19	$25.68

Total return	19.12%[d]	15.65%	6.47%[d,e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,091	$10,217	$8,989
Ratio of expenses to average net assets[f]	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets[f]	(0.21)%	1.13%	8.42%
Portfolio turnover rate[g]	5%[d]	13%	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 6.42%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
China Large-Cap
Citigroup Global Markets Inc.	$2,418,596	$2,418,596	$—
Credit Suisse Securities (USA) LLC	6,492,997	6,492,997	—
Goldman Sachs & Co.	5,641,756	5,641,756	—
Jefferies LLC	737,183	737,183	—
JPMorgan Securities LLC	5,423,058	5,423,058	—
Macquarie Bank Limited	506,300	506,300	—
Merrill Lynch, Pierce, Fenner & Smith	11,327,084	11,327,084	—
Morgan Stanley & Co. LLC	19,680,906	19,680,906	—
UBS AG	1,359,965	1,359,965	—

	$53,587,845	$53,587,845	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $9 billion
0.60	Over $9 billion, up to and including $12 billion
0.54	Over $12 billion

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
China Large-Cap	$129,538

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, the purchases and sales transactions executed by the iShares China Large-Cap ETF pursuant to Rule 17a-7 under the 1940 Act were $1,133,224 and $4,758,898, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$713,317,408	$241,273,698
MSCI China A	574,358	659,249

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases
China Large-Cap	$31,652,427

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the iShares China Large-Cap ETF as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$64,726

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts by the iShares China Large-Cap ETF during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,685,910	$(31,883)

The following table shows the average quarter-end balances of open futures contracts for the iShares China Large-Cap ETF for the six months ended January 31, 2018:

Average notional value of contracts purchased	$22,081,326

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of Chinese issuers involves certain considerations and risks not typically associated with securities of issuers in more developed financial markets. Such risks include, but are not limited to: the lack of liquidity and price volatility due to a lower volume of trading and high propensity for trading suspensions; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of Chinese government intervention in the Chinese securities markets; the imposition of withholding and other taxes; limitations on the use of brokers; settlement delays and risk of loss attendant in settlement procedures; higher inflation rates; greater social, economic and political uncertainties; market volatility caused by any potential regional territorial conflicts or natural disasters; and the risk of nationalization or expropriation of assets.

The assets of the iShares MSCI China A ETF are invested primarily in domestic Chinese equities and the income received by the Fund is primarily in renminbi. Under the Chinese monetary system, the onshore renminbi (“CNY”) is the official currency that can only be traded on mainland China and the offshore renminbi (“CNH”) is the deliverable version which is maintained and freely exchanged outside of China. Unlike the CNH market, the CNY market is subject to the Chinese central bank’s intervention or its stipulation of a daily trading band for rate movements. Accordingly, deviations may exist between the CNH and CNY rates which may potentially be substantial. The Fund is exposed to fluctuations in conversion rates between CNH and CNY, as well as between CNY and CNH against U.S. dollars.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares MSCI China A ETF invests in China A-shares through a Renminbi Qualified Foreign Institutional Investor (“RQFII”) license, which involves certain custody risks. Cash deposited in the cash account of the Fund with the RQFII custodian is commingled with cash belonging to other clients of the RQFII custodian. In the event of bankruptcy or liquidation of the RQFII custodian, the Fund will not have any proprietary rights to the cash deposited in such cash account, and will become an unsecured creditor ranking equally with the other unsecured creditors of the RQFII custodian. The Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
China Large-Cap	$1,594,870,761	$185,123,529	$160,211,209	$1,940,205,499
MSCI China A	106,729	—	—	106,729

[a] Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$3,966,907,794	$1,106,511,502	$(318,205,770)	$788,305,732
MSCI China A	8,316,105	3,927,073	(196,523)	3,730,550

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

Effective on or around April 19, 2018, the iShares MSCI China A ETF will track a new underlying index, the MSCI China A Inclusion Index, and will cease to track the MSCI China A International Index. The new underlying index is designed to measure the equity market performance in China, as represented by A-shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program.

NOTES TO FINANCIAL STATEMENTS	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI China A	$0.188485	$—	$0.011024	$0.199509	94%	—%	6%	100%

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	39

Notes:

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-708-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Min Vol Asia ex Japan ETF | AXJV | NYSE Arca
➢	iShares Edge MSCI Min Vol Japan ETF | JPMV | NYSE Arca
➢	iShares Edge MSCI Min Vol USA ETF | USMV | Cboe BZX
➢	iShares Edge MSCI Min Vol USA Small-Cap ETF | SMMV | Cboe BZX

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities (excluding Japan) that, in the aggregate, have lower volatility characteristics relative to the broader Asian equity markets (excluding Japan), as represented by the MSCI AC Asia ex Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 14.51%, net of fees, while the total return for the Index was 15.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.77%	30.35%	31.11%	30.77%	30.35%	31.11%
Since Inception	7.61%	7.60%	7.82%	30.85%	30.78%	31.71%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.10	$1.89	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Information Technology	28.77%
Financials	24.24
Telecommunication Services	8.50
Consumer Staples	7.96
Utilities	7.80
Industrials	7.49
Health Care	6.35
Consumer Discretionary	5.08
Energy	2.37
Real Estate	0.87
Materials	0.57

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

China	30.82%
Taiwan	16.31
South Korea	12.30
Hong Kong	8.29
Malaysia	8.10
Thailand	7.49
India	5.72
Singapore	4.34
Philippines	3.47
Indonesia	2.88

TOTAL	99.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.55%, net of fees, while the total return for the Index was 11.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.00%	22.14%	21.37%	21.00%	22.14%	21.37%
Since Inception	11.14%	11.26%	11.36%	47.29%	47.89%	48.24%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.50	$1.60	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Industrials	24.74%
Consumer Discretionary	16.42
Consumer Staples	12.53
Health Care	11.13
Information Technology	8.82
Real Estate	8.82
Financials	7.31
Telecommunication Services	4.05
Materials	3.18
Utilities	2.32
Energy	0.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

McDonald’s Holdings Co. Japan Ltd.	1.54%
Oriental Land Co. Ltd./Japan	1.54
Takeda Pharmaceutical Co. Ltd.	1.51
Nippon Prologis REIT Inc.	1.51
Canon Inc.	1.48
Toyota Motor Corp.	1.47
Keyence Corp.	1.45
NTT DOCOMO Inc.	1.42
Shin-Etsu Chemical Co. Ltd.	1.35
Kirin Holdings Co. Ltd.	1.35

TOTAL	14.62%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL USA ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 10.45%, net of fees, while the total return for the Index was 10.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.53%	21.58%	21.75%	21.53%	21.58%	21.75%
5 Years	14.73%	14.73%	14.92%	98.83%	98.77%	100.44%
Since Inception	15.30%	15.31%	15.49%	144.88%	144.96%	147.29%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,104.50	$0.80	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Information Technology	20.16%
Health Care	16.79
Consumer Staples	13.05
Financials	10.54
Industrials	10.45
Consumer Discretionary	7.85
Utilities	7.15
Real Estate	6.30
Materials	3.11
Telecommunication Services	2.45
Energy	2.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Visa Inc. Class A	1.61%
Becton Dickinson and Co.	1.50
McDonald’s Corp.	1.46
Newmont Mining Corp.	1.44
Johnson & Johnson	1.43
PepsiCo Inc.	1.41
Coca-Cola Co. (The)	1.41
Northrop Grumman Corp.	1.39
Waste Management Inc.	1.38
Pfizer Inc.	1.32

TOTAL	14.35%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 6.94%, net of fees, while the total return for the Index was 7.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.02%	15.06%	15.23%	15.02%	15.06%	15.23%
Since Inception	14.10%	14.09%	14.37%	20.32%	20.32%	20.63%

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.40	$1.04	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Health Care	15.21%
Real Estate	14.53
Financials	13.92
Consumer Discretionary	12.20
Information Technology	11.67
Industrials	10.21
Consumer Staples	8.48
Utilities	7.82
Materials	4.70
Energy	0.75
Telecommunication Services	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Sun Communities Inc.	1.16%
Pinnacle Foods Inc.	1.11
Equity Commonwealth	1.09
Royal Gold Inc.	1.07
Bio-Rad Laboratories Inc. Class A	1.05
Bio-Techne Corp.	1.01
Equity LifeStyle Properties Inc.	0.99
Copart Inc.	0.97
White Mountains Insurance Group Ltd.	0.93
Bright Horizons Family Solutions Inc.	0.90

TOTAL	10.28%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.58%

CHINA — 30.73%
3SBio Inc.[a,b,c]	4,000	$8,152
AAC Technologies Holdings Inc.	3,300	55,187
Agricultural Bank of China Ltd. Class H	192,000	117,830
Alibaba Group Holding Ltd. ADR[a,c]	590	120,531
ANTA Sports Products Ltd.	8,000	38,561
Autohome Inc. ADR	240	19,987
Baidu Inc. ADR[a]	416	102,719
Bank of China Ltd. Class H	148,000	89,124
Bank of Communications Co. Ltd. Class H	16,000	13,870
Beijing Capital International Airport Co. Ltd. Class H	16,000	24,261
China CITIC Bank Corp. Ltd. Class H	16,000	13,174
China Construction Bank Corp. Class H	72,000	83,033
China Everbright Bank Co. Ltd. Class H	44,000	24,921
China Huarong Asset Management Co. Ltd. Class Hb	64,000	32,321
China Huishan Dairy Holdings Co. Ltd.[a,c,d]	148,000	—
China Medical System Holdings Ltd.	16,000	34,326
China Mengniu Dairy Co. Ltd.	16,000	52,267
China Minsheng Banking Corp. Ltd. Class H	8,300	9,498
China Mobile Ltd.	8,000	84,486
China Pacific Insurance Group Co. Ltd. Class H	800	4,061
China Petroleum & Chemical Corp. Class H	64,000	55,315
China Resources Beer Holdings Co. Ltd.	16,000	60,449
China Resources Pharmaceutical Group Ltd.[b]	6,000	7,901
China Telecom Corp. Ltd. Class H	96,000	47,500
China Unicom Hong Kong Ltd.[a]	8,000	11,988
CITIC Ltd.	16,000	25,243
COSCO SHIPPING Ports Ltd.	16,000	16,754
Country Garden Holdings Co. Ltd.	4,000	8,602
CSPC Pharmaceutical Group Ltd.	40,000	88,781
Fullshare Holdings Ltd.	40,000	18,871
Guangdong Investment Ltd.	48,000	71,434
Hengan International Group Co. Ltd.	4,000	38,356
Industrial & Commercial Bank of China Ltd. Class H	84,000	79,474
JD.com Inc. ADR[a]	308	15,163

Security	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	40,000	$61,677
Kingboard Chemical Holdings Ltd.	6,000	33,025
Lenovo Group Ltd.	8,000	4,613
NetEase Inc. ADR	196	62,751
New Oriental Education & Technology Group Inc. ADR	425	39,138
PetroChina Co. Ltd. Class H	144,000	114,148
Ping An Insurance Group Co. of China Ltd. Class H	2,000	23,691
Semiconductor Manufacturing International Corp.[a,c]	4,200	6,089
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	11,844
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	11,622
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,000	21,224
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,600	9,436
Shenzhou International Group Holdings Ltd.	6,000	61,945
Sihuan Pharmaceutical Holdings Group Ltd.	52,000	19,945
SINA Corp./China[a]	144	16,884
Sino Biopharmaceutical Ltd.	16,000	29,498
Sinopharm Group Co. Ltd. Class H	1,600	7,068
Sun Art Retail Group Ltd.	12,000	16,294
TAL Education Group Class A ADR	1,016	33,091
Tencent Holdings Ltd.	2,000	118,546
TravelSky Technology Ltd. Class H	16,000	50,221
Want Want China Holdings Ltd.	24,000	21,203
Weibo Corp. ADR[a]	192	24,877
Yum China Holdings Inc.	1,568	72,740
YY Inc. ADR[a]	48	6,382
ZTE Corp. Class Ha	3,200	11,660

		2,363,752
HONG KONG — 8.26%
ASM Pacific Technology Ltd.	400	5,462
BOC Hong Kong Holdings Ltd.	2,000	10,216
CK Infrastructure Holdings Ltd.	8,000	71,240
CLP Holdings Ltd.	10,000	102,091
Hang Seng Bank Ltd.	4,000	95,225
HK Electric Investments & HK Electric Investments Ltd.[b,c]	40,000	36,975
HKT Trust & HKT Ltd.	12,160	15,158

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
Hong Kong & China Gas Co. Ltd.	64,482	$127,456
Link REIT	2,000	17,695
MTR Corp. Ltd.[c]	16,000	91,646
Power Assets Holdings Ltd.	6,000	53,353
Yue Yuen Industrial Holdings Ltd.	2,000	9,027

		635,544
INDIA — 5.70%
Infosys Ltd. ADR	12,396	223,252
Wipro Ltd. ADR[c]	39,252	215,493

		438,745
INDONESIA — 2.87%
Bank Central Asia Tbk PT	62,800	106,594
Bank Mandiri Persero Tbk PT	7,600	4,626
Gudang Garam Tbk PT	500	3,027
Hanjaya Mandala Sampoerna Tbk PT	130,800	47,871
Kalbe Farma Tbk PT	49,200	6,119
Telekomunikasi Indonesia Persero Tbk PT	50,800	15,139
Unilever Indonesia Tbk PT	9,200	37,381

		220,757
MALAYSIA — 8.08%
DiGi.Com Bhd	25,600	32,511
HAP Seng Consolidated Bhd[c]	8,400	20,948
Hong Leong Bank Bhd	19,600	93,531
IHH Healthcare Bhd[c]	54,000	83,263
Kuala Lumpur Kepong Bhd	3,600	23,294
Malayan Banking Bhd	35,200	91,212
Maxis Bhd	25,600	39,933
MISC Bhd	1,200	2,324
Petronas Dagangan Bhd	2,000	12,633
Petronas Gas Bhd	1,000	4,592
PPB Group Bhd	6,000	26,877
Public Bank Bhd	21,200	119,550
Telekom Malaysia Bhd	19,200	30,294
Tenaga Nasional Bhd	10,000	40,485

		621,447
PAKISTAN — 0.28%
Habib Bank Ltd.	5,600	9,831
MCB Bank Ltd.	5,600	11,481

		21,312
PHILIPPINES — 3.46%
Aboitiz Equity Ventures Inc.	18,800	28,145
Aboitiz Power Corp.	31,000	24,776
Ayala Corp.	475	9,722

Security	Shares	Value
Bank of the Philippine Islands	24,170	$56,161
BDO Unibank Inc.	34,603	103,202
Jollibee Foods Corp.	4,750	26,370
Security Bank Corp.	850	4,076
Universal Robina Corp.	4,270	13,426

		265,878
SINGAPORE — 4.32%
Oversea-Chinese Banking Corp. Ltd.	6,000	59,257
SATS Ltd.	8,800	37,171
Singapore Airlines Ltd.	10,800	93,300
Singapore Telecommunications Ltd.	26,800	72,466
United Overseas Bank Ltd.	2,000	41,903
Wilmar International Ltd.	11,600	28,353

		332,450
SOUTH KOREA — 12.15%
Celltrion Inc.[a]	65	19,217
CJ CheilJedang Corp.	16	5,372
CJ Logistics Corp.[a]	80	10,863
Coway Co. Ltd.	108	9,628
DB Insurance Co. Ltd.	508	34,442
E-MART Inc.	52	14,170
Hanwha Life Insurance Co. Ltd.	2,704	19,017
Hyundai Glovis Co. Ltd.	25	3,266
Hyundai Marine & Fire Insurance Co. Ltd.	280	12,153
Hyundai Mobis Co. Ltd.	68	15,761
Kakao Corp.	128	16,781
Kangwon Land Inc.	956	29,051
Korea Electric Power Corp.[a]	96	3,214
KT Corp.	234	6,497
KT&G Corp.	668	66,622
LG Display Co. Ltd.	492	14,836
NAVER Corp.	104	88,627
NCsoft Corp.	92	38,080
Netmarble Games Corp.[a,b]	80	13,036
S-1 Corp.	416	38,723
Samsung Biologics Co. Ltd.[a,b]	96	39,421
Samsung Electro-Mechanics Co. Ltd.	244	24,335
Samsung Electronics Co. Ltd.	52	121,496
Samsung Fire & Marine Insurance Co. Ltd.	240	64,953
Samsung Life Insurance Co. Ltd.	456	55,086
Samsung SDI Co. Ltd.	192	35,421
Samsung SDS Co. Ltd.	24	5,765
Shinhan Financial Group Co. Ltd.[a]	300	14,974

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2018

Security	Shares	Value
SK Hynix Inc.	1,168	$80,393
SK Telecom Co. Ltd.	136	33,814

		935,014
TAIWAN — 16.26%
Advanced Semiconductor Engineering Inc.	8,249	11,717
Advantech Co. Ltd.	4,055	31,722
Asustek Computer Inc.	4,000	38,565
Chang Hwa Commercial Bank Ltd.	8,021	4,706
Chicony Electronics Co. Ltd.	4,818	12,696
Chunghwa Telecom Co. Ltd.	20,000	74,454
Delta Electronics Inc.	8,000	40,349
Far EasTone Telecommunications Co. Ltd.	40,000	104,304
First Financial Holding Co. Ltd.	136,678	94,494
Foxconn Technology Co. Ltd.	4,935	14,122
Hon Hai Precision Industry Co. Ltd.	32,284	102,128
Hua Nan Financial Holdings Co. Ltd.	164,336	98,109
Lite-On Technology Corp.	24,611	36,141
Mega Financial Holding Co. Ltd.	36,000	31,250
Novatek Microelectronics Corp.	4,000	16,812
Powertech Technology Inc.	8,000	26,021
President Chain Store Corp.	4,000	39,594
Quanta Computer Inc.	16,000	34,860
Siliconware Precision Industries Co. Ltd.	56,000	96,838
Standard Foods Corp.	8,230	21,122
Synnex Technology International Corp.	20,200	28,589
Taiwan Cooperative Financial Holding Co. Ltd.	148,726	88,535
Taiwan Mobile Co. Ltd.	16,000	61,210
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	104,991
United Microelectronics Corp.	32,000	15,646
WPG Holdings Ltd.	16,000	21,822

		1,250,797
THAILAND — 7.47%
Advanced Info Service PCL NVDR	3,600	22,126
Airports of Thailand PCL NVDR	28,000	62,580
Bangkok Bank PCL Foreign	1,600	11,341
Bangkok Dusit Medical Services PCL NVDR	95,200	65,655
Bangkok Expressway & Metro PCL NVDR	70,000	17,321
BTS Group Holdings PCL NVDR	156,400	40,199
Bumrungrad Hospital PCL NVDR	7,200	45,057

Security	Shares	Value
CP ALL PCL NVDR	24,400	$62,130
Delta Electronics Thailand PCL NVDR	12,800	31,469
Electricity Generating PCL NVDR	2,400	16,705
Glow Energy PCL NVDR	16,800	45,728
Home Product Center PCL NVDR	73,200	33,188
Kasikornbank PCL Foreign	1,600	11,801
KCE Electronics PCL NVDR[c]	7,200	17,126
Robinson PCL NVDR	2,400	5,498
Siam Cement PCL (The) Foreign	2,800	43,985
Siam Commercial Bank PCL (The) NVDR	2,000	10,057
Thai Union Group PCL NVDR	49,600	32,782

		574,748

TOTAL COMMON STOCKS
(Cost: $6,029,423)		7,660,444

PREFERRED STOCKS — 0.10%

SOUTH KOREA — 0.10%
Samsung Electronics Co. Ltd., Preference Shares	4	7,900

		7,900

TOTAL PREFERRED STOCKS
(Cost: $3,458)		7,900

SHORT-TERM INVESTMENTS — 3.42%

MONEY MARKET FUNDS — 3.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	259,216	259,268
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	3,557	3,557

		262,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $262,794)		262,825

TOTAL INVESTMENTS IN SECURITIES — 103.10%
(Cost: $6,295,675)		7,931,169
Other Assets, Less Liabilities — (3.10)%		(238,726)

NET ASSETS — 100.00%		$7,692,443

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2018

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	409,845	—	(150,629)[b]	259,216	$259,268	$1,602	[c]	$(3)	$(26)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,427	—	(3,870)[b]	3,557	3,557	59		—	—

					$262,825	$1,661		$(3)	$(26)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$7,660,444	$—	$0	[a]	$7,660,444
Preferred stocks	7,900	—	—		7,900
Money market funds	262,825	—	—		262,825

Total	$7,931,169	$—	$0	[a]	$7,931,169

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.78%

AIR FREIGHT & LOGISTICS — 0.07%
Yamato Holdings Co. Ltd.	1,200	$30,914

		30,914
AIRLINES — 2.34%
ANA Holdings Inc.	12,000	488,113
Japan Airlines Co. Ltd.	13,200	497,381

		985,494
AUTO COMPONENTS — 1.57%
Aisin Seiki Co. Ltd.	2,400	140,058
Bridgestone Corp.	7,800	379,156
Denso Corp.	1,200	75,009
Sumitomo Electric Industries Ltd.	2,400	40,907
Sumitomo Rubber Industries Ltd.	1,200	23,273

		658,403
AUTOMOBILES — 3.17%
Honda Motor Co. Ltd.	7,800	273,398
Nissan Motor Co. Ltd.	31,800	338,961
Suzuki Motor Corp.	1,800	102,702
Toyota Motor Corp.	9,000	616,738

		1,331,799
BANKS — 5.72%
Aozora Bank Ltd.	7,800	315,844
Chiba Bank Ltd. (The)	6,000	51,889
Concordia Financial Group Ltd.	4,200	25,434
Japan Post Bank Co. Ltd.	31,200	421,031
Mebuki Financial Group Inc.	12,000	54,418
Mitsubishi UFJ Financial Group Inc.	31,200	234,611
Mizuho Financial Group Inc.	252,000	473,965
Resona Holdings Inc.	37,200	224,008
Sumitomo Mitsui Financial Group Inc.	9,000	402,199
Suruga Bank Ltd.	3,000	60,519
Yamaguchi Financial Group Inc.	12,000	140,497

		2,404,415
BEVERAGES — 3.63%
Asahi Group Holdings Ltd.	9,000	452,742
Coca-Cola Bottlers Japan Holdings Inc.	3,000	105,950
Kirin Holdings Co. Ltd.	22,800	568,355
Suntory Beverage & Food Ltd.	8,400	400,934

		1,527,981
BUILDING PRODUCTS — 0.42%
Daikin Industries Ltd.	1,200	143,961
LIXIL Group Corp.	1,200	33,695

		177,656

Security	Shares	Value
CHEMICALS — 3.17%
Asahi Kasei Corp.	12,000	$156,603
Kuraray Co. Ltd.	6,000	112,134
Nissan Chemical Industries Ltd.	1,200	48,866
Shin-Etsu Chemical Co. Ltd.	5,000	568,458
Toray Industries Inc.	45,000	447,300

		1,333,361
COMMERCIAL SERVICES & SUPPLIES — 2.53%
Dai Nippon Printing Co. Ltd.	4,200	93,500
Park24 Co. Ltd.	9,600	239,835
Secom Co. Ltd.	6,600	504,395
Toppan Printing Co. Ltd.	24,000	225,367

		1,063,097
CONSTRUCTION & ENGINEERING — 2.91%
Kajima Corp.	36,000	355,861
Obayashi Corp.	22,800	274,047
Shimizu Corp.	19,200	196,477
Taisei Corp.	7,800	396,592

		1,222,977
DIVERSIFIED CONSUMER SERVICES — 0.43%
Benesse Holdings Inc.	4,800	180,294

		180,294
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.29%
Nippon Telegraph & Telephone Corp.	11,400	542,141

		542,141
ELECTRIC UTILITIES — 0.86%
Chubu Electric Power Co. Inc.	8,400	105,390
Chugoku Electric Power Co. Inc. (The)	3,600	39,808
Kansai Electric Power Co. Inc. (The)	6,600	81,839
Kyushu Electric Power Co. Inc.	1,800	19,689
Tohoku Electric Power Co. Inc.	9,000	116,009

		362,735
ELECTRICAL EQUIPMENT — 0.57%
Mitsubishi Electric Corp.	1,800	32,857
Nidec Corp.	1,300	207,824

		240,681
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.56%
Hirose Electric Co. Ltd.	600	89,872
Keyence Corp.	1,000	608,584
Kyocera Corp.	4,800	318,857
Shimadzu Corp.	2,400	60,486

		1,077,799

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.80%
Daiwa House REIT Investment Corp.	144	$353,816
Japan Prime Realty Investment Corp.	66	233,393
Japan Real Estate Investment Corp.	90	462,553
Japan Retail Fund Investment Corp.	210	418,442
Nippon Building Fund Inc.	90	482,342
Nippon Prologis REIT Inc.	276	633,393
Nomura Real Estate Master Fund Inc.	228	317,493
United Urban Investment Corp.	240	379,277

		3,280,709
FOOD & STAPLES RETAILING — 2.98%
Aeon Co. Ltd.	7,800	132,733
FamilyMart UNY Holdings Co. Ltd.	3,000	200,632
Lawson Inc.	7,200	486,794
Seven & i Holdings Co. Ltd.	7,200	295,902
Sundrug Co. Ltd.	600	25,808
Tsuruha Holdings Inc.	800	111,401

		1,253,270
FOOD PRODUCTS — 3.54%
Ajinomoto Co. Inc.	10,200	193,431
Calbee Inc.	600	21,108
MEIJI Holdings Co. Ltd.	3,100	259,292
NH Foods Ltd.	12,000	288,251
Nisshin Seifun Group Inc.	4,200	84,150
Nissin Foods Holdings Co. Ltd.	3,600	266,483
Toyo Suisan Kaisha Ltd.	7,200	291,879
Yamazaki Baking Co. Ltd.	4,200	82,649

		1,487,243
GAS UTILITIES — 1.45%
Osaka Gas Co. Ltd.	19,800	392,354
Toho Gas Co. Ltd.	600	17,562
Tokyo Gas Co. Ltd.	8,400	199,544

		609,460
HEALTH CARE EQUIPMENT & SUPPLIES — 1.42%
Hoya Corp.	4,200	214,280
Terumo Corp.	7,800	381,586

		595,866
HEALTH CARE PROVIDERS & SERVICES — 0.44%
Alfresa Holdings Corp.	2,400	58,464
Medipal Holdings Corp.	1,200	23,482
Suzuken Co. Ltd./Aichi Japan	2,400	102,130

		184,076

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	1,800	$65,796

		65,796
HOTELS, RESTAURANTS & LEISURE — 3.07%
McDonald’s Holdings Co. Japan Ltd.	14,400	647,740
Oriental Land Co. Ltd./Japan	6,600	644,551

		1,292,291
HOUSEHOLD DURABLES — 2.02%
Nikon Corp.	7,800	151,276
Panasonic Corp.	3,000	44,496
Rinnai Corp.	1,200	112,904
Sekisui Chemical Co. Ltd.	7,800	148,633
Sekisui House Ltd.	12,000	219,651
Sony Corp.	3,600	171,796

		848,756
HOUSEHOLD PRODUCTS — 0.18%
Lion Corp.	2,400	44,986
Unicharm Corp.	1,200	32,046

		77,032
INSURANCE — 1.58%
Japan Post Holdings Co. Ltd.	31,200	372,153
MS&AD Insurance Group Holdings Inc.	3,000	101,993
Sompo Holdings Inc.	1,200	47,998
Tokio Marine Holdings Inc.	3,000	141,267

		663,411
INTERNET & DIRECT MARKETING RETAIL — 0.09%
Rakuten Inc.[a]	4,200	37,931

		37,931
INTERNET SOFTWARE & SERVICES — 0.34%
Yahoo Japan Corp.	29,400	141,404

		141,404
IT SERVICES — 1.73%
Fujitsu Ltd.	6,000	44,189
Nomura Research Institute Ltd.	2,480	114,054
NTT Data Corp.	27,000	317,356
Otsuka Corp.	3,000	251,477

		727,076
LEISURE PRODUCTS — 1.20%
Bandai Namco Holdings Inc.	4,200	136,979
Sankyo Co. Ltd.	7,200	233,503
Shimano Inc.	600	85,750
Yamaha Corp.	1,200	49,416

		505,648

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2018

Security	Shares	Value
MACHINERY — 2.78%
FANUC Corp.	1,600	$432,046
Hoshizaki Corp.	1,200	113,343
Komatsu Ltd.	7,800	302,625
Kurita Water Industries Ltd.	1,200	39,247
Makita Corp.	6,000	282,534

		1,169,795
MEDIA — 0.32%
Dentsu Inc.	600	26,852
Hakuhodo DY Holdings Inc.	1,800	27,011
Toho Co. Ltd./Tokyo	2,400	81,132

		134,995
MULTILINE RETAIL — 0.70%
Don Quijote Holdings Co. Ltd.	600	33,255
Ryohin Keikaku Co. Ltd.	600	200,357
Takashimaya Co. Ltd.	6,000	62,169

		295,781
OIL, GAS & CONSUMABLE FUELS — 0.68%
Idemitsu Kosan Co. Ltd.	600	22,427
JXTG Holdings Inc.	39,600	262,585

		285,012
PERSONAL PRODUCTS — 1.09%
Kao Corp.	6,600	457,293

		457,293
PHARMACEUTICALS — 9.10%
Astellas Pharma Inc.	36,000	474,921
Chugai Pharmaceutical Co. Ltd.	3,600	190,298
Daiichi Sankyo Co. Ltd.	16,200	544,675
Eisai Co. Ltd.	3,000	171,252
Hisamitsu Pharmaceutical Co. Inc.	1,200	82,452
Kyowa Hakko Kirin Co. Ltd.	3,000	58,678
Mitsubishi Tanabe Pharma Corp.	25,200	515,058
Ono Pharmaceutical Co. Ltd.	1,200	29,622
Otsuka Holdings Co. Ltd.	9,600	426,198
Santen Pharmaceutical Co. Ltd.	6,000	97,898
Shionogi & Co. Ltd.	4,200	232,288
Sumitomo Dainippon Pharma Co. Ltd.	8,400	124,051
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	245,156
Takeda Pharmaceutical Co. Ltd.	10,800	634,712

		3,827,259
PROFESSIONAL SERVICES — 1.18%
Recruit Holdings Co. Ltd.	20,400	496,941

		496,941

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.00%
Daito Trust Construction Co. Ltd.	2,400	$419,184

		419,184
ROAD & RAIL — 9.24%
Central Japan Railway Co.	3,000	567,541
East Japan Railway Co.	5,400	536,512
Hankyu Hanshin Holdings Inc.	9,600	386,533
Keikyu Corp.	10,200	200,907
Keio Corp.	1,800	85,420
Keisei Electric Railway Co. Ltd.	2,400	81,242
Kintetsu Group Holdings Co. Ltd.	4,500	177,683
Kyushu Railway Co.	12,600	404,590
Nagoya Railroad Co. Ltd.	15,000	394,256
Nippon Express Co. Ltd.	600	43,095
Odakyu Electric Railway Co. Ltd.	3,000	65,961
Tobu Railway Co. Ltd.	10,200	342,476
Tokyu Corp.	9,000	150,392
West Japan Railway Co.	6,000	449,416

		3,886,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.53%
Tokyo Electron Ltd.	1,200	224,928

		224,928
SOFTWARE — 1.41%
Konami Holdings Corp.	3,000	171,499
LINE Corp.[a]	1,200	56,836
Nintendo Co. Ltd.	100	43,947
Oracle Corp. Japan	3,600	289,570
Trend Micro Inc./Japan[a]	600	32,321

		594,173
SPECIALTY RETAIL — 3.81%
ABC-Mart Inc.	4,800	312,217
Fast Retailing Co. Ltd.	100	44,606
Hikari Tsushin Inc.	1,200	174,248
Nitori Holdings Co. Ltd.	2,400	382,245
Shimamura Co. Ltd.	1,800	211,571
USS Co. Ltd.	6,000	133,571
Yamada Denki Co. Ltd.	58,200	344,972

		1,603,430
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.23%
Canon Inc.	15,600	621,542
FUJIFILM Holdings Corp.	7,800	299,409
NEC Corp.	500	15,070

		936,021

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2018

Security	Shares	Value
TOBACCO — 1.09%
Japan Tobacco Inc.	13,800	$456,650

		456,650
TRADING COMPANIES & DISTRIBUTORS — 2.32%
ITOCHU Corp.	10,200	199,879
Marubeni Corp.	5,400	40,477
Mitsubishi Corp.	5,400	150,886
Mitsui & Co. Ltd.	21,600	378,750
Sumitomo Corp.	12,000	206,569

		976,561
TRANSPORTATION INFRASTRUCTURE — 0.31%
Kamigumi Co. Ltd.	6,000	131,593

		131,593
WIRELESS TELECOMMUNICATION SERVICES — 2.75%
KDDI Corp.	20,400	514,509
NTT DOCOMO Inc.	24,000	594,640
SoftBank Group Corp.	600	49,361

		1,158,510

TOTAL COMMON STOCKS
(Cost: $36,807,508)		41,963,866

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	112,115	$112,115

		112,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,115)		112,115

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $36,919,623)		42,075,981
Other Assets, Less Liabilities — (0.04)%		(18,543)

NET ASSETS — 100.00%		$42,057,438

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$62	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,256	108,859	[b]	—	112,115	112,115	65		—	—

						$112,115	$127		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$41,963,866	$—	$—	$41,963,866
Money market funds	112,115	—	—	112,115

Total	$42,075,981	$—	$—	$42,075,981

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 4.84%
General Dynamics Corp.	245,656	$54,653,547
Harris Corp.	496,936	79,201,660
L3 Technologies Inc.	102,828	21,846,837
Lockheed Martin Corp.	566,286	200,946,587
Northrop Grumman Corp.	632,816	215,492,832
Raytheon Co.	878,748	183,605,607

		755,747,070
AIR FREIGHT & LOGISTICS — 1.39%
CH Robinson Worldwide Inc.	709,915	64,928,826
Expeditors International of Washington Inc.	1,189,363	77,249,127
United Parcel Service Inc. Class B	589,249	75,023,182

		217,201,135
BANKS — 0.18%
U.S. Bancorp.	483,503	27,627,361

		27,627,361
BEVERAGES — 4.08%
Brown-Forman Corp. Class B	127,462	8,833,117
Coca-Cola Co. (The)	4,598,891	218,861,223
Constellation Brands Inc. Class A	293,235	64,356,285
Dr Pepper Snapple Group Inc.	1,041,648	124,320,689
PepsiCo Inc.	1,828,560	219,975,768

		636,347,082
CAPITAL MARKETS — 0.51%
Cboe Global Markets Inc.	264,469	35,541,989
CME Group Inc.	292,122	44,834,884

		80,376,873
CHEMICALS — 1.62%
Ecolab Inc.	364,019	50,118,136
International Flavors & Fragrances Inc.	131,669	19,789,851
Monsanto Co.	844,449	102,853,888
Praxair Inc.	336,668	54,368,515
Sherwin-Williams Co. (The)	60,054	25,049,124

		252,179,514
COMMERCIAL SERVICES & SUPPLIES — 2.92%
Cintas Corp.	199,109	33,539,911
Republic Services Inc.	2,712,014	186,586,563
Waste Connections Inc.	300,811	21,604,246

Security	Shares	Value
Waste Management Inc.	2,428,839	$214,782,233

		456,512,953
COMMUNICATIONS EQUIPMENT — 1.41%
Cisco Systems Inc.	3,134,620	130,212,115
F5 Networks Inc.[a]	220,257	31,835,947
Motorola Solutions Inc.	579,833	57,670,190

		219,718,252
CONTAINERS & PACKAGING — 0.05%
Avery Dennison Corp.	67,036	8,223,976

		8,223,976
DISTRIBUTORS — 0.12%
Genuine Parts Co.	184,577	19,208,928

		19,208,928
DIVERSIFIED FINANCIAL SERVICES — 1.07%
Berkshire Hathaway Inc. Class Ba	781,384	167,513,102

		167,513,102
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
AT&T Inc.	3,716,183	139,171,054
Verizon Communications Inc.	3,632,347	196,401,002
Zayo Group Holdings Inc.[a,b]	677,589	24,867,516

		360,439,572
ELECTRIC UTILITIES — 4.40%
Alliant Energy Corp.	366,444	14,566,149
American Electric Power Co. Inc.	646,275	44,450,795
Duke Energy Corp.	1,935,477	151,934,944
Edison International	274,372	17,156,481
Eversource Energy	550,157	34,709,405
NextEra Energy Inc.	725,604	114,950,186
PG&E Corp.	215,515	9,144,301
PPL Corp.	433,294	13,809,080
Southern Co. (The)	2,473,706	111,588,878
Westar Energy Inc.	716,208	36,999,305
Xcel Energy Inc.	3,010,298	137,390,001

		686,699,525
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.01%
Amphenol Corp. Class A	1,438,499	133,449,552
FLIR Systems Inc.	460,308	23,572,373

		157,021,925

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2018

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.29%
Schlumberger Ltd.	621,728	$45,746,746

		45,746,746
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.28%
American Tower Corp.[b]	161,684	23,880,727
AvalonBay Communities Inc.	728,109	124,069,774
Boston Properties Inc.	71,571	8,854,048
Camden Property Trust[b]	693,248	60,007,547
Crown Castle International Corp.	1,151,901	129,899,876
Digital Realty Trust Inc.	303,276	33,951,748
Equinix Inc.	76,380	34,767,412
Equity Residential	1,249,705	76,994,325
Essex Property Trust Inc.	212,020	49,396,420
Extra Space Storage Inc.[b]	91,766	7,660,626
Federal Realty Investment Trust	368,693	44,538,114
Invitation Homes Inc.[b]	325,214	7,314,063
Mid-America Apartment Communities Inc.[b]	330,983	31,565,849
National Retail Properties Inc.[b]	697,199	27,664,856
Public Storage	487,839	95,499,363
Realty Income Corp.[b]	1,454,552	77,367,621
Regency Centers Corp.[b]	187,120	11,771,719
UDR Inc.	1,918,359	70,077,654
Ventas Inc.[b]	462,294	25,874,595
Welltower Inc.[b]	652,794	39,148,056

		980,304,393
FOOD & STAPLES RETAILING — 1.23%
Costco Wholesale Corp.	144,110	28,082,716
CVS Health Corp.	168,157	13,232,274
Sysco Corp.	762,048	47,909,958
Walmart Inc.	957,403	102,059,160

		191,284,108
FOOD PRODUCTS — 3.05%
Campbell Soup Co.	1,167,844	54,363,138
Conagra Brands Inc.	632,437	24,032,606
General Mills Inc.	1,521,516	88,993,471
Hershey Co. (The)	557,101	61,464,953
Hormel Foods Corp.	798,405	27,409,244
Ingredion Inc.	132,775	19,071,801
JM Smucker Co. (The)	71,889	9,121,995
Kellogg Co.	1,282,816	87,372,598
McCormick & Co. Inc./MD NVS	866,855	94,287,818
Tyson Foods Inc. Class A	131,449	10,004,584

		476,122,208

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 7.77%
Abbott Laboratories	506,449	$31,480,870
Baxter International Inc.	1,540,161	110,937,797
Becton Dickinson and Co.	957,383	232,586,626
Boston Scientific Corp.[a]	2,198,461	61,468,970
Cooper Companies Inc. (The)[b]	192,670	47,140,569
Danaher Corp.	1,192,875	120,814,380
Intuitive Surgical Inc.[a,b]	419,270	180,986,281
Medtronic PLC	1,589,503	136,522,413
ResMed Inc.	323,369	32,592,361
Stryker Corp.	777,987	127,885,503
Teleflex Inc.	137,056	38,067,304
Varian Medical Systems Inc.[a,b]	624,468	79,619,670
Zimmer Biomet Holdings Inc.	103,854	13,201,920

		1,213,304,664
HEALTH CARE PROVIDERS & SERVICES — 3.57%
Aetna Inc.	219,056	40,924,042
Anthem Inc.	212,080	52,564,028
Cigna Corp.	318,448	66,348,641
Henry Schein Inc.[a]	639,104	48,367,391
Humana Inc.	226,854	63,934,263
Laboratory Corp. of America Holdings[a]	478,318	83,466,491
Quest Diagnostics Inc.	358,725	37,960,279
UnitedHealth Group Inc.	621,284	147,107,625
Universal Health Services Inc. Class B	139,762	16,981,083

		557,653,843
HEALTH CARE TECHNOLOGY — 0.06%
Cerner Corp.[a]	127,114	8,787,391

		8,787,391
HOTELS, RESTAURANTS & LEISURE — 2.68%
Aramark	1,079,473	49,450,658
Darden Restaurants Inc.	412,567	39,544,547
McDonald’s Corp.	1,331,344	227,846,212
Starbucks Corp.	1,119,086	63,575,276
Vail Resorts Inc.	60,578	13,239,928
Yum! Brands Inc.	292,506	24,743,082

		418,399,703
HOUSEHOLD DURABLES — 0.08%
NVR Inc.[a]	4,072	12,941,508

		12,941,508

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 3.08%
Church & Dwight Co. Inc.	1,617,006	$78,990,743
Clorox Co. (The)	834,113	118,185,471
Colgate-Palmolive Co.	732,618	54,389,560
Kimberly-Clark Corp.	458,891	53,690,247
Procter & Gamble Co. (The)	2,032,293	175,468,178

		480,724,199
INDUSTRIAL CONGLOMERATES — 1.05%
3M Co.	433,177	108,510,839
Honeywell International Inc.	344,247	54,965,918

		163,476,757
INSURANCE — 7.44%
Aflac Inc.	535,392	47,221,574
Alleghany Corp.[a]	87,091	54,667,021
Allstate Corp. (The)	1,018,666	100,613,641
Aon PLC	334,703	47,584,725
Arch Capital Group Ltd.[a,b]	1,500,940	136,495,484
Athene Holding Ltd. Class Aa	472,795	23,715,397
Axis Capital Holdings Ltd.	626,472	31,655,630
Chubb Ltd.	1,055,357	164,793,996
Cincinnati Financial Corp.	342,402	26,330,714
Everest Re Group Ltd.	193,847	44,546,041
FNF Group	553,771	21,585,994
Markel Corp.[a,b]	95,218	109,280,746
Marsh & McLennan Companies Inc.	1,138,183	95,061,044
Progressive Corp. (The)	868,731	46,998,347
RenaissanceRe Holdings Ltd.	515,009	65,478,244
Travelers Companies Inc. (The)	573,944	86,045,684
WR Berkley Corp.	821,905	59,982,627

		1,162,056,909
INTERNET SOFTWARE & SERVICES — 2.03%
Alphabet Inc. Class Aa	77,302	91,387,971
eBay Inc.[a]	1,181,812	47,957,931
Facebook Inc. Class Aa	680,180	127,118,840
VeriSign Inc.[a,b]	442,772	50,883,358

		317,348,100
IT SERVICES — 10.41%
Accenture PLC Class A	1,237,665	198,892,766
Automatic Data Processing Inc.	865,877	107,048,374
Broadridge Financial Solutions Inc.	1,319,789	127,240,857
Fidelity National Information Services Inc.	1,304,497	133,528,313

Security	Shares	Value
Fiserv Inc.[a]	1,275,603	$179,655,927
Gartner Inc.[a]	468,558	65,007,737
International Business Machines Corp.	633,740	103,743,238
Jack Henry & Associates Inc.	990,046	123,419,134
Mastercard Inc. Class A	838,332	141,678,108
Paychex Inc.	1,914,996	130,698,477
Visa Inc. Class Ab	2,021,250	251,099,887
Worldpay Inc. Class Aa,b	796,696	63,982,656

		1,625,995,474
LIFE SCIENCES TOOLS & SERVICES — 0.58%
IQVIA Holdings Inc.[a]	131,397	13,427,459
Thermo Fisher Scientific Inc.	275,399	61,719,670
Waters Corp.[a]	73,087	15,758,288

		90,905,417
MEDIA — 2.26%
Charter Communications Inc. Class Aa,b	94,863	35,787,067
Comcast Corp. Class A	2,729,669	116,092,822
Liberty Broadband Corp. Class Ca,b	240,919	23,019,810
Omnicom Group Inc.	235,415	18,044,560
Time Warner Inc.	748,540	71,373,289
Walt Disney Co. (The)	811,807	88,219,067

		352,536,615
METALS & MINING — 1.43%
Newmont Mining Corp.	5,519,589	223,598,550

		223,598,550
MORTGAGE REAL ESTATE INVESTMENT — 1.30%
AGNC Investment Corp.	4,627,206	86,945,201
Annaly Capital Management Inc.	11,039,729	116,358,743

		203,303,944
MULTI-UTILITIES — 2.49%
CMS Energy Corp.	652,311	29,190,917
Consolidated Edison Inc.	2,184,446	175,542,081
Dominion Energy Inc.	1,228,315	93,892,399
DTE Energy Co.	80,183	8,470,532
WEC Energy Group Inc.	1,276,000	82,046,800

		389,142,729
MULTILINE RETAIL — 0.14%
Dollar General Corp.	205,725	21,214,362

		21,214,362

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.85%
Chevron Corp.	646,801	$81,076,506
Exxon Mobil Corp.	2,013,594	175,786,756
Occidental Petroleum Corp.	423,495	31,749,420

		288,612,682
PHARMACEUTICALS — 4.76%
Allergan PLC	43,081	7,765,781
Bristol-Myers Squibb Co.	449,481	28,137,511
Eli Lilly & Co.	1,504,933	122,576,793
Johnson & Johnson	1,611,276	222,662,230
Merck & Co. Inc.	2,043,387	121,070,680
Pfizer Inc.	5,562,649	206,040,519
Zoetis Inc.	446,952	34,294,627

		742,548,141
PROFESSIONAL SERVICES — 0.22%
Verisk Analytics Inc. Class Aa	345,701	34,587,385

		34,587,385
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.86%
Intel Corp.	1,446,624	69,640,479
Texas Instruments Inc.	520,129	57,042,548
Xilinx Inc.	109,212	7,974,660

		134,657,687
SOFTWARE — 4.10%
ANSYS Inc.[a]	595,383	96,243,662
Cadence Design Systems Inc.[a]	631,495	28,328,866
CDK Global Inc.	184,691	13,166,621
Dell Technologies Inc. Class Va	867,290	62,184,693
Electronic Arts Inc.[a]	232,739	29,548,543
Intuit Inc.	290,770	48,820,283
Microsoft Corp.	1,308,860	124,354,789
Oracle Corp.	1,521,281	78,482,887
salesforce.com Inc.[a]	198,011	22,555,433
Synopsys Inc.[a]	856,867	79,354,453
VMware Inc. Class Aa,b	458,942	56,812,430

		639,852,660
SPECIALTY RETAIL — 2.55%
AutoZone Inc.[a]	85,453	65,409,144
Home Depot Inc. (The)	674,726	135,552,453
O’Reilly Automotive Inc.[a]	87,837	23,249,576
Ross Stores Inc.	383,999	31,637,678
TJX Companies Inc. (The)	1,663,518	133,613,766
Ulta Beauty Inc.	35,472	7,878,331

		397,340,948

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.28%
Apple Inc.	258,058	$43,206,651

		43,206,651
TOBACCO — 1.59%
Altria Group Inc.	2,386,497	167,866,199
Philip Morris International Inc.	745,855	79,978,032

		247,844,231
WATER UTILITIES — 0.23%
American Water Works Co. Inc.	440,440	36,631,395

		36,631,395
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
T-Mobile U.S. Inc.[a]	319,550	20,802,705

		20,802,705

TOTAL COMMON STOCKS
(Cost: $13,101,404,864)		15,565,749,373

SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	140,383,490	140,411,567
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	34,284,864	34,284,864

		174,696,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,677,645)		174,696,431

TOTAL INVESTMENTS IN SECURITIES — 100.82%
(Cost: $13,276,082,509)		15,740,445,804
Other Assets, Less Liabilities — (0.82)%		(127,427,513)

NET ASSETS — 100.00%		$15,613,018,291

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	177,492,174	—		(37,108,684)[b]	140,383,490	$140,411,567	$391,342	[c]	$(22,119)	$2,214
BlackRock Cash Funds: Treasury, SL Agency Shares	9,792,536	24,492,328	[b]	—	34,284,864	34,284,864	126,336		—	—

						$174,696,431	$517,678		$(22,119)	$2,214

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	391	Mar 2018	$12,199	$(244,080)
S&P 500 E-Mini	227	Mar 2018	32,073	1,574,612

				$1,330,532

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$15,565,749,373	$—	$—	$15,565,749,373
Money market funds	174,696,431	—	—	174,696,431

Total	$15,740,445,804	$—	$—	$15,740,445,804

Derivative financial instruments[a]
Assets
Futures contracts	$1,574,612	$—	$—	$1,574,612
Liabilities
Futures contracts	(244,080)	—	—	(244,080)

Total	$1,330,532	$—	$—	$1,330,532

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.89%
BWX Technologies Inc.	1,985	$125,928
HEICO Corp.	1,647	132,287
HEICO Corp. Class A	256	16,858
Hexcel Corp.	320	21,872
Mercury Systems Inc.[a]	337	16,183
Orbital ATK Inc.	1,011	133,351

		446,479
BANKS — 0.68%
Blue Hills Bancorp. Inc.	1,444	27,869
Carolina Financial Corp.	1,383	57,035
First Mid-Illinois Bancshares Inc.	606	23,331
Nicolet Bankshares Inc.[a]	618	33,551
Sun Bancorp. Inc./NJ	735	18,008

		159,794
BEVERAGES — 0.11%
Coca-Cola Bottling Co. Consolidated	57	11,543
National Beverage Corp.	127	14,030

		25,573
BIOTECHNOLOGY — 0.84%
Bioverativ Inc.[a]	891	91,827
Ligand Pharmaceuticals Inc.[a]	481	75,815
Myriad Genetics Inc.[a]	797	29,393

		197,035
BUILDING PRODUCTS — 0.46%
CSW Industrials Inc.[a]	1,100	52,690
Simpson Manufacturing Co. Inc.	966	56,743

		109,433
CAPITAL MARKETS — 0.25%
FactSet Research Systems Inc.	123	24,685
Morningstar Inc.	367	35,276

		59,961
CHEMICALS — 1.34%
Ashland Global Holdings Inc.	1,182	85,801
NewMarket Corp.	62	24,650
Scotts Miracle-Gro Co. (The) Class A	1,114	100,561
Sensient Technologies Corp.	269	19,328
Valvoline Inc.	3,498	86,226

		316,566
COMMERCIAL SERVICES & SUPPLIES — 3.84%
ABM Industries Inc.	2,327	88,496
Advanced Disposal Services Inc.[a]	1,263	30,779

Security	Shares	Value
Copart Inc.[a]	5,185	$228,503
Healthcare Services Group Inc.	2,957	163,167
KAR Auction Services Inc.	2,983	162,693
SP Plus Corp.[a]	840	32,382
Tetra Tech Inc.	240	11,928
UniFirst Corp./MA	743	122,818
Viad Corp.	1,138	64,638

		905,404
COMMUNICATIONS EQUIPMENT — 0.56%
ADTRAN Inc.	2,898	46,368
EchoStar Corp. Class Aa	493	30,103
Ubiquiti Networks Inc.[a,b]	375	30,251
ViaSat Inc.[a,b]	176	13,309
Viavi Solutions Inc.[a]	1,308	11,223

		131,254
CONSTRUCTION MATERIALS — 0.05%
U.S. Lime & Minerals Inc.	157	12,050

		12,050
CONSUMER FINANCE — 0.21%
FirstCash Inc.	533	38,962
Green Dot Corp. Class Aa	188	11,517

		50,479
CONTAINERS & PACKAGING — 1.54%
AptarGroup Inc.	1,915	167,409
Bemis Co. Inc.	1,173	54,826
Berry Global Group Inc.[a]	889	52,620
Silgan Holdings Inc.	1,872	55,954
Sonoco Products Co.	602	32,695

		363,504
DISTRIBUTORS — 0.32%
Pool Corp.	554	74,923

		74,923
DIVERSIFIED CONSUMER SERVICES — 2.28%
Bright Horizons Family Solutions Inc.[a]	2,154	211,523
Carriage Services Inc.	471	12,543
Graham Holdings Co. Class B	194	115,323
Grand Canyon Education Inc.[a]	129	11,996
Laureate Education Inc. Class Aa	1,057	15,221
Service Corp. International/U.S.	2,116	84,576
ServiceMaster Global Holdings Inc.[a]	1,635	86,197

		537,379
DIVERSIFIED FINANCIAL SERVICES — 0.07%
Texas Pacific Land Trust	29	15,574

		15,574

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.39%
ATN International Inc.	790	$46,894
Cogent Communications Holdings Inc.	337	15,199
General Communication Inc. Class Aa	318	13,334
ORBCOMM Inc.[a,b]	1,358	15,603

		91,030
ELECTRIC UTILITIES — 3.42%
ALLETE Inc.	1,361	98,591
El Paso Electric Co.	550	28,710
Great Plains Energy Inc.	4,776	148,629
Hawaiian Electric Industries Inc.	2,634	89,846
IDACORP Inc.	1,197	103,277
MGE Energy Inc.	749	44,790
PNM Resources Inc.	3,164	120,548
Portland General Electric Co.	4,030	170,671

		805,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.86%
Badger Meter Inc.	541	26,076
Benchmark Electronics Inc.[a]	483	13,983
Dolby Laboratories Inc. Class A	746	47,998
ePlus Inc.[a]	614	47,401
Itron Inc.[a]	415	30,378
Littelfuse Inc.	349	75,852
National Instruments Corp.	3,434	171,494
Novanta Inc.[a]	236	13,664
OSI Systems Inc.[a]	190	12,555

		439,401
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.29%
Agree Realty Corp.	1,988	95,702
American Assets Trust Inc.	765	26,974
American Campus Communities Inc.	2,289	88,035
American Homes 4 Rent Class A	3,442	71,559
Apartment Investment & Management Co. Class A	2,387	99,872
Apple Hospitality REIT Inc.	4,909	95,676
CareTrust REIT Inc.	630	10,011
Columbia Property Trust Inc.	1,459	31,938
CoreSite Realty Corp.	744	80,590
Cousins Properties Inc.	3,491	31,419
CubeSmart	1,976	54,399
CyrusOne Inc.	631	36,402
DCT Industrial Trust Inc.	1,317	77,953
Easterly Government Properties Inc.	2,704	56,324

Security	Shares	Value
Education Realty Trust Inc.	3,284	$108,471
Empire State Realty Trust Inc. Class A	5,831	113,996
EPR Properties	665	39,275
Equity Commonwealth[a]	8,614	257,645
Equity LifeStyle Properties Inc.	2,693	232,460
First Industrial Realty Trust Inc.	1,086	33,514
Four Corners Property Trust Inc.	1,680	39,648
Gaming and Leisure Properties Inc.	2,371	86,399
Getty Realty Corp.	2,236	58,673
Healthcare Realty Trust Inc.	5,285	157,863
Healthcare Trust of America Inc. Class A	5,156	142,357
Highwoods Properties Inc.	956	45,773
Lamar Advertising Co. Class A	156	11,232
Life Storage Inc.	740	61,494
LTC Properties Inc.	2,111	86,509
MGM Growth Properties LLC Class A	4,801	134,716
Monmouth Real Estate Investment Corp.	1,246	21,294
National Health Investors Inc.	343	24,192
New York REIT Inc.	11,600	23,432
Physicians Realty Trust	4,586	74,752
Piedmont Office Realty Trust Inc. Class A	1,301	25,396
PS Business Parks Inc.	1,109	135,420
Retail Opportunity Investments Corp.	2,898	53,236
Retail Properties of America Inc. Class A	2,908	35,041
Rexford Industrial Realty Inc.	1,903	56,500
Senior Housing Properties Trust	504	8,734
STORE Capital Corp.	3,174	77,795
Sun Communities Inc.	3,083	273,894
Terreno Realty Corp.	1,549	55,144
Urstadt Biddle Properties Inc. Class A	1,302	25,285
Washington REIT	381	10,920

		3,367,914
FOOD & STAPLES RETAILING — 1.22%
Casey’s General Stores Inc.	1,343	162,651
PriceSmart Inc.	428	36,465
Sprouts Farmers Market Inc.[a]	846	23,629
U.S. Foods Holding Corp.[a]	1,628	52,307
Village Super Market Inc. Class A	514	12,069

		287,121
FOOD PRODUCTS — 5.84%
Cal-Maine Foods Inc.[a]	1,115	47,443
Calavo Growers Inc.	397	34,539
Dean Foods Co.	3,610	37,436
Flowers Foods Inc.	2,147	42,103

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Fresh Del Monte Produce Inc.	1,474	$69,735
J&J Snack Foods Corp.	1,041	144,116
Lamb Weston Holdings Inc.	3,599	210,901
Lancaster Colony Corp.	1,111	142,652
Pinnacle Foods Inc.	4,216	261,139
Post Holdings Inc.[a]	1,208	91,409
Sanderson Farms Inc.	805	102,155
Simply Good Foods Co. (The)[a]	2,828	38,461
Snyder’s-Lance Inc.	1,373	68,623
Tootsie Roll Industries Inc.	1,334	47,757
TreeHouse Foods Inc.[a,b]	813	38,341

		1,376,810
GAS UTILITIES — 2.12%
Chesapeake Utilities Corp.	526	38,661
New Jersey Resources Corp.	1,047	40,624
Northwest Natural Gas Co.	1,874	107,474
Southwest Gas Holdings Inc.	567	41,720
Spire Inc.	2,478	164,787
WGL Holdings Inc.	1,260	106,117

		499,383
HEALTH CARE EQUIPMENT & SUPPLIES — 5.76%
Abaxis Inc.	349	25,006
ABIOMED Inc.[a]	165	38,775
Analogic Corp.	867	71,874
AngioDynamics Inc.[a]	686	11,943
Anika Therapeutics Inc.[a]	748	49,907
Atrion Corp.	103	59,266
CONMED Corp.	683	39,464
Globus Medical Inc. Class Aa	1,156	53,222
Haemonetics Corp.[a]	1,302	84,174
Heska Corp.[a,b]	231	18,006
Hill-Rom Holdings Inc.	971	82,855
ICU Medical Inc.[a]	458	104,859
Inogen Inc.[a]	299	36,430
Integra LifeSciences Holdings Corp.[a]	1,904	100,265
iRhythm Technologies Inc.[a]	296	17,651
LivaNova PLC[a]	852	72,889
Masimo Corp.[a]	1,062	100,083
NuVasive Inc.[a]	347	16,958
Orthofix International NVa	1,259	72,317
STERIS PLC	1,659	150,836
Varex Imaging Corp.[a]	2,612	110,932
West Pharmaceutical Services Inc.	399	39,980

		1,357,692

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.01%
Almost Family Inc.[a]	823	$46,952
Amedisys Inc.[a]	622	33,352
Chemed Corp.	619	161,293
CorVel Corp.[a]	312	16,115
Encompass Health Corp.	2,699	142,831
LHC Group Inc.[a]	981	61,607
LifePoint Health Inc.[a]	808	39,955
National Healthcare Corp.	740	46,154
National Research Corp. Class A	653	24,585
Owens & Minor Inc.	2,221	46,774
Premier Inc. Class Aa,b	3,694	119,870
Providence Service Corp. (The)[a]	796	51,207
WellCare Health Plans Inc.[a]	736	154,840

		945,535
HEALTH CARE TECHNOLOGY — 0.56%
Allscripts Healthcare Solutions Inc.[a]	1,283	19,130
Omnicell Inc.[a]	839	41,153
Quality Systems Inc.[a]	1,405	18,265
Vocera Communications Inc.[a]	1,821	53,355

		131,903
HOTELS, RESTAURANTS & LEISURE — 3.86%
BBX Capital Corp.	1,556	14,175
BJ’s Restaurants Inc.	477	18,007
Bloomin’ Brands Inc.	564	12,425
Brinker International Inc.	349	12,683
Cheesecake Factory Inc. (The)	999	49,141
Churchill Downs Inc.	532	137,788
Cracker Barrel Old Country Store Inc.[b]	837	147,714
Denny’s Corp.[a]	978	14,660
Dunkin’ Brands Group Inc.	1,649	106,608
Golden Entertainment Inc.[a]	770	24,116
Hilton Grand Vacations Inc.[a]	459	20,641
Jack in the Box Inc.	737	67,060
Lindblad Expeditions Holdings Inc.[a]	1,555	14,415
Papa John’s International Inc.	494	32,056
Playa Hotels & Resorts NVa	1,060	10,981
Red Rock Resorts Inc. Class A	1,375	47,754
Ruth’s Hospitality Group Inc.	1,572	37,256
Six Flags Entertainment Corp.	773	52,224
Texas Roadhouse Inc.	1,546	90,781

		910,485

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.67%
Energizer Holdings Inc.	646	$37,610
WD-40 Co.	973	120,409

		158,019
INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	858	97,992

		97,992
INSURANCE — 6.80%
Argo Group International Holdings Ltd.	1,148	70,372
Baldwin & Lyons Inc. Class B	658	15,134
Brown & Brown Inc.	3,145	165,050
Donegal Group Inc. Class A	829	14,549
Enstar Group Ltd.[a]	403	83,663
Erie Indemnity Co. Class A	1,216	144,412
First American Financial Corp.	1,863	110,047
Global Indemnity Ltd.[a]	577	24,436
Hanover Insurance Group Inc. (The)	1,003	113,489
Infinity Property & Casualty Corp.	607	61,459
James River Group Holdings Ltd.	355	13,490
Mercury General Corp.	333	16,300
Navigators Group Inc. (The)	943	45,830
Old Republic International Corp.	4,220	90,688
ProAssurance Corp.	1,842	100,757
Safety Insurance Group Inc.	1,005	78,038
Third Point Reinsurance Ltd.[a]	2,554	36,395
Validus Holdings Ltd.	2,967	200,866
White Mountains Insurance Group Ltd.	260	218,374

		1,603,349
INTERNET & DIRECT MARKETING RETAIL — 0.80%
Liberty Expedia Holdings Inc. Class Aa	1,461	68,506
Liberty Ventures Series Aa	1,113	65,589
PetMed Express Inc.	300	13,560
Shutterfly Inc.[a]	604	41,163

		188,818
INTERNET SOFTWARE & SERVICES — 1.52%
Alarm.com Holdings Inc.[a]	765	29,361
Blucora Inc.[a]	1,052	25,669
Cars.com Inc.[a]	483	14,340
Cimpress NVa	458	58,354
Cision Ltd.[a]	2,476	29,440
CommerceHub Inc. Series Aa	941	19,027
CommerceHub Inc. Series Ca	1,996	38,503
GoDaddy Inc. Class Aa	556	30,708
j2 Global Inc.	537	42,954

Security	Shares	Value
NIC Inc.	2,262	$37,549
XO Group Inc.[a]	1,701	32,489

		358,394
IT SERVICES — 4.59%
Black Knight Inc.[a]	2,085	103,207
Booz Allen Hamilton Holding Corp.	3,610	141,440
CACI International Inc. Class Aa	94	13,212
Cass Information Systems Inc.	273	15,820
Conduent Inc.[a]	3,682	60,385
Convergys Corp.	2,441	56,802
CoreLogic Inc./U.S.[a]	3,469	164,292
CSG Systems International Inc.	286	12,919
CSRA Inc.	492	16,374
DST Systems Inc.	1,081	90,123
Euronet Worldwide Inc.[a,b]	1,005	94,339
ExlService Holdings Inc.[a]	2,342	142,276
ManTech International Corp./VA Class A	583	30,357
MAXIMUS Inc.	183	12,477
Sykes Enterprises Inc.[a]	2,690	83,444
TTEC Holdings Inc.	1,115	44,265

		1,081,732
LEISURE PRODUCTS — 0.42%
American Outdoor Brands Corp.[a]	881	10,511
Callaway Golf Co.	4,086	60,350
Sturm Ruger & Co. Inc.	521	27,587

		98,448
LIFE SCIENCES TOOLS & SERVICES — 3.53%
Bio-Rad Laboratories Inc. Class Aa	958	247,672
Bio-Techne Corp.	1,689	236,950
Bruker Corp.	969	34,506
Charles River Laboratories International Inc.[a]	1,091	115,035
Luminex Corp.	543	10,963
PerkinElmer Inc.	1,273	102,044
PRA Health Sciences Inc.[a]	923	84,048

		831,218
MACHINERY — 0.34%
Toro Co. (The)	1,221	80,159

		80,159
MEDIA — 3.06%
AMC Networks Inc. Class Aa	1,109	57,213
Cable One Inc.	298	210,397
Hemisphere Media Group Inc.[a]	1,203	12,872
Liberty Latin America Ltd. Class Aa	1,645	36,930

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Lions Gate Entertainment Corp. Class Aa	1,884	$63,755
Loral Space & Communications Inc.[a]	731	34,101
Madison Square Garden Co. (The) Class Aa	878	189,508
MSG Networks Inc. Class Aa	1,438	34,512
Scholastic Corp.	1,767	67,888
Tribune Media Co. Class A	304	12,947

		720,123
METALS & MINING — 1.76%
Coeur Mining Inc.[a]	4,678	37,611
Hecla Mining Co.	22,047	84,660
McEwen Mining Inc.[b]	18,378	40,432
Royal Gold Inc.	2,840	252,760

		415,463
MORTGAGE REAL ESTATE INVESTMENT — 4.70%
Anworth Mortgage Asset Corp.	6,795	33,024
Apollo Commercial Real Estate Finance Inc.[b]	7,263	131,969
Arbor Realty Trust Inc.	3,391	27,637
ARMOUR Residential REIT Inc.	2,075	48,576
Blackstone Mortgage Trust Inc. Class Ab	6,253	193,843
Capstead Mortgage Corp.	3,306	27,142
Chimera Investment Corp.	1,501	25,502
CYS Investments Inc.	10,548	71,093
Dynex Capital Inc.	3,075	19,987
MFA Financial Inc.	20,617	147,618
MTGE Investment Corp.	3,104	52,768
PennyMac Mortgage Investment Trust[c]	1,026	16,826
Starwood Property Trust Inc.	7,620	155,372
Sutherland Asset Management Corp.	1,216	17,632
Two Harbors Investment Corp.	9,474	139,741

		1,108,730
MULTI-UTILITIES — 1.64%
Avista Corp.	1,565	78,813
Black Hills Corp.	1,332	73,992
NorthWestern Corp.	1,852	100,638
Unitil Corp.	894	39,524
Vectren Corp.	1,552	94,098

		387,065
OIL, GAS & CONSUMABLE FUELS — 0.75%
Antero Midstream GP LP	882	18,575
Centennial Resource Development Inc./DE Class Aa	3,947	80,558

Security	Shares	Value
Midstates Petroleum Co. Inc.[a]	804	$13,194
Par Pacific Holdings Inc.[a]	1,583	28,858
SandRidge Energy Inc.[a]	1,056	18,892
WildHorse Resource Development Corp.[a]	926	16,492

		176,569
PERSONAL PRODUCTS — 0.23%
Edgewell Personal Care Co.[a]	202	11,405
Medifast Inc.	622	42,738

		54,143
PHARMACEUTICALS — 0.51%
Akorn Inc.[a]	717	23,102
Medicines Co. (The)[a]	380	12,589
Phibro Animal Health Corp. Series A	397	13,518
Prestige Brands Holdings Inc.[a,b]	1,692	70,776

		119,985
PROFESSIONAL SERVICES — 0.63%
CBIZ Inc.[a]	3,575	58,987
Exponent Inc.	420	31,143
Forrester Research Inc.	619	27,019
ICF International Inc.[a]	238	12,638
Insperity Inc.	322	19,723

		149,510
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
RMR Group Inc. (The) Class A	237	15,346
St. Joe Co. (The)[a,b]	2,069	38,897

		54,243
ROAD & RAIL — 1.24%
Daseke Inc.[a]	1,454	19,629
Heartland Express Inc.	3,186	72,290
Landstar System Inc.	1,376	152,805
Werner Enterprises Inc.	1,196	48,677

		293,401
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.24%
Mellanox Technologies Ltd.[a]	652	42,348
Rambus Inc.[a]	1,072	13,539

		55,887
SOFTWARE — 2.90%
Aspen Technology Inc.[a]	1,318	102,079
Bottomline Technologies de Inc.[a]	462	16,863
CommVault Systems Inc.[a]	219	11,684
Ellie Mae Inc.[a]	135	12,622

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Fair Isaac Corp.	282	$48,690
Guidewire Software Inc.[a]	185	14,698
MicroStrategy Inc. Class Aa	87	11,983
Progress Software Corp.	2,011	100,208
PTC Inc.[a]	179	13,010
QAD Inc. Class A	716	30,860
RealPage Inc.[a]	956	47,561
Tyler Technologies Inc.[a]	823	165,843
Ultimate Software Group Inc. (The)[a,b]	409	95,252
Verint Systems Inc.[a]	275	11,481

		682,834
SPECIALTY RETAIL — 1.03%
Burlington Stores Inc.[a]	111	13,510
Children’s Place Inc. (The)	186	27,863
Five Below Inc.[a,b]	604	39,218
Michaels Companies Inc. (The)[a]	608	16,337
Monro Inc.	555	31,357
Murphy USA Inc.[a]	1,075	91,708
Winmark Corp.	174	23,316

		243,309
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Carter’s Inc.	558	67,128
Steven Madden Ltd.[a]	732	33,818

		100,946
THRIFTS & MORTGAGE FINANCE — 1.19%
Beneficial Bancorp. Inc.	769	12,496
Flagstar Bancorp. Inc.[a]	935	34,829
Kearny Financial Corp./MD	5,484	75,679
Meridian Bancorp. Inc.	3,476	71,084
OceanFirst Financial Corp.	433	11,453
Oritani Financial Corp.	2,704	45,157
Waterstone Financial Inc.	1,750	29,925

		280,623
TOBACCO — 0.40%
Vector Group Ltd.	4,480	95,424

		95,424
TRADING COMPANIES & DISTRIBUTORS — 1.36%
Kaman Corp.	1,647	103,267
SiteOne Landscape Supply Inc.[a,b]	515	39,222
Watsco Inc.	996	179,071

		321,560
WATER UTILITIES — 0.64%
Aqua America Inc.	4,184	151,503

		151,503

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	765	$18,551
Spok Holdings Inc.	670	10,452

		29,003

TOTAL COMMON STOCKS
(Cost: $22,507,219)		23,556,194

SHORT-TERM INVESTMENTS — 4.06%

MONEY MARKET FUNDS — 4.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	944,218	944,406
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	12,167	12,167

		956,573

TOTAL SHORT-TERM INVESTMENTS
(Cost: $956,520)		956,573

TOTAL INVESTMENTS IN SECURITIES — 103.98%
(Cost: $23,463,739)		24,512,767
Other Assets, Less Liabilities — (3.98)%		(939,276)

NET ASSETS — 100.00%		$23,573,491

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	309,233	634,985	[b]	—	944,218	$944,406	$2,178	[c]	$(32)	$53
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	—		(4,503)[b]	12,167	12,167	145		—	—
PennyMac Mortgage Investment Trust	341	730		(45)	1,026	16,826	688		(100)	(97)

						$973,399	$3,011		$(132)	$(44)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$23,556,194	$—	$—	$23,556,194
Money market funds	956,573	—	—	956,573

Total	$24,512,767	$—	$—	$24,512,767

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol Japan ETF	iShares Edge MSCI Min Vol USA ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$6,032,881	$36,807,508	$13,101,404,864
Affiliated (Note 2)	262,794	112,115	174,677,645

Total cost of investments in securities	$6,295,675	$36,919,623	$13,276,082,509

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,668,344	$41,963,866	$15,565,749,373
Affiliated (Note 2)	262,825	112,115	174,696,431
Foreign currency, at value[b]	8,294	23,682	—
Cash pledged to broker for futures contracts	—	—	1,553,000
Receivables:
Dividends and interest	14,454	65,763	13,083,718
Capital shares sold	—	—	73,700
Futures variation margin	—	—	218,075

Total Assets	7,953,917	42,165,426	15,755,374,297

LIABILITIES
Payables:
Investment securities purchased	—	98,990	—
Collateral for securities on loan (Note 1)	259,226	—	140,393,824
Investment advisory fees (Note 2)	2,248	8,998	1,962,182

Total Liabilities	261,474	107,988	142,356,006

NET ASSETS	$7,692,443	$42,057,438	$15,613,018,291

Net assets consist of:
Paid-in capital	$6,235,540	$37,542,135	$13,014,940,172
Undistributed (distributions in excess of) net investment income	(2,728)	(63,697)	16,528,742
Undistributed net realized gain (accumulated net realized loss)	(176,171)	(580,146)	115,855,550
Net unrealized appreciation	1,635,802	5,159,146	2,465,693,827

NET ASSETS	$7,692,443	$42,057,438	$15,613,018,291

Shares outstanding[c]	200,000	600,000	285,900,000

Net asset value per share	$38.46	$70.10	$54.61

[a]	Securities on loan with values of $250,733, $ — and $136,912,278, respectively. See Note 1.
[b]	Cost of foreign currency: $8,099, $22,925 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

iShares Edge MSCI Min Vol USA Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$22,490,734
Affiliated (Note 2)	973,005

Total cost of investments in securities	$23,463,739

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,539,368
Affiliated (Note 2)	973,399
Receivables:
Dividends and interest	9,121

Total Assets	24,521,888

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	944,403
Investment advisory fees (Note 2)	3,994

Total Liabilities	948,397

NET ASSETS	$23,573,491

Net assets consist of:
Paid-in capital	$22,423,381
Undistributed net investment income	7,894
Undistributed net realized gain	93,188
Net unrealized appreciation	1,049,028

NET ASSETS	$23,573,491

Shares outstanding[b]	800,000

Net asset value per share	$29.47

[a]	Securities on loan with a value of $913,319. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol Japan ETF	iShares Edge MSCI Min Vol USA ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$92,443	$297,807	$153,441,822
Dividends — affiliated (Note 2)	59	65	126,336
Securities lending income — affiliated — net (Note 2)	1,602	62	391,342

	94,104	297,934	153,959,500
Less: Other foreign taxes (Note 1)	(1,674)	—	—

Total investment income	92,430	297,934	153,959,500

EXPENSES
Investment advisory fees (Note 2)	12,692	50,291	10,905,597
Commitment fees (Note 8)	25	—	—

Total expenses	12,717	50,291	10,905,597

Net investment income	79,713	247,643	143,053,903

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	83,766	496,453	(38,075,758)
Investments — affiliated (Note 2)	(3)	—	(22,119)
In-kind redemptions — unaffiliated	234,944	—	456,262,240
Futures contracts	—	—	2,263,225
Foreign currency transactions	(434)	(575)	—

Net realized gain	318,273	495,878	420,427,588

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	560,105	2,743,062	900,615,433
Investments — affiliated (Note 2)	(26)	—	2,214
Futures contracts	—	—	1,330,532
Translation of assets and liabilities in foreign currencies	151	1,666	—

Net change in unrealized appreciation/depreciation	560,230	2,744,728	901,948,179

Net realized and unrealized gain	878,503	3,240,606	1,322,375,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$958,216	$3,488,249	$1,465,429,670

[a]	Net of foreign withholding tax of $9,962, $33,118 and $10,565, respectively.

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

iShares Edge MSCI Min Vol USA Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$157,473
Dividends — affiliated (Note 2)	833
Securities lending income — affiliated — net (Note 2)	2,178

Total investment income	160,484

EXPENSES
Investment advisory fees (Note 2)	13,578

Total expenses	13,578

Net investment income	146,906

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(93,293)
Investments — affiliated (Note 2)	(132)
In-kind redemptions — unaffiliated	284,451

Net realized gain	191,026

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	521,512
Investments — affiliated (Note 2)	(44)

Net change in unrealized appreciation/depreciation	521,468

Net realized and unrealized gain	712,494

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$859,400

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Min Vol Asia ex Japan ETF		iShares Edge MSCI Min Vol Japan ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$79,713	$269,367	$247,643	$596,302
Net realized gain	318,273	6,641,718	495,878	2,476,454
Net change in unrealized appreciation/depreciation	560,230	(4,777,591)	2,744,728	(1,066,791)

Net increase in net assets resulting from operations	958,216	2,133,494	3,488,249	2,005,965

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(166,592)	(1,017,159)	(231,712)	(1,284,421)
From net realized gain	—	(2,472,085)	—	—

Total distributions to shareholders	(166,592)	(3,489,244)	(231,712)	(1,284,421)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,835,646	177,077	7,168,030	11,675,268
Cost of shares redeemed	(1,808,140)	(111,762,037)	—	(29,626,540)

Net increase (decrease) in net assets from capital share transactions	27,506	(111,584,960)	7,168,030	(17,951,272)

INCREASE (DECREASE) IN NET ASSETS	819,130	(112,940,710)	10,424,567	(17,229,728)

NET ASSETS
Beginning of period	6,873,313	119,814,023	31,632,871	48,862,599

End of period	$7,692,443	$6,873,313	$42,057,438	$31,632,871

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,728)	$84,151	$(63,697)	$(79,628)

SHARES ISSUED AND REDEEMED
Shares sold	50,000	—	100,000	200,000
Shares redeemed	(50,000)	(2,250,000)	—	(500,000)

Net increase (decrease) in shares outstanding	—	(2,250,000)	100,000	(300,000)

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol USA ETF		iShares Edge MSCI Min Vol USA Small-Cap ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Period from September 7, 2016[a] to July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$143,053,903	$276,327,468	$146,906	$104,943
Net realized gain	420,427,588	740,540,345	191,026	118,126
Net change in unrealized appreciation/depreciation	901,948,179	(69,939,861)	521,468	527,560

Net increase in net assets resulting from operations	1,465,429,670	946,927,952	859,400	750,629

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,707,056)	(288,581,740)	(151,730)	(92,226)

Total distributions to shareholders	(130,707,056)	(288,581,740)	(151,730)	(92,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,502,625,824	3,319,230,285	15,992,610	9,061,602
Cost of shares redeemed	(1,754,332,155)	(5,772,844,688)	(1,474,020)	(1,372,774)

Net increase (decrease) in net assets from capital share transactions	748,293,669	(2,453,614,403)	14,518,590	7,688,828

INCREASE (DECREASE) IN NET ASSETS	2,083,016,283	(1,795,268,191)	15,226,260	8,347,231

NET ASSETS
Beginning of period	13,530,002,008	15,325,270,199	8,347,231	—

End of period	$15,613,018,291	$13,530,002,008	$23,573,491	$8,347,231

Undistributed net investment income included in net assets at end of period	$16,528,742	$4,181,895	$7,894	$12,718

SHARES ISSUED AND REDEEMED
Shares sold	48,400,000	69,900,000	550,000	350,000
Shares redeemed	(33,700,000)	(125,400,000)	(50,000)	(50,000)

Net increase (decrease) in shares outstanding	14,700,000	(55,500,000)	500,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Asia ex Japan ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$34.37	$48.90	$51.14	$52.43	$50.44

Income from investment operations:
Net investment income[b]	0.40	1.19	2.31	1.36	0.36
Net realized and unrealized gain (loss)[c]	4.52	1.73	(3.56)	(1.49)	1.63

Total from investment operations	4.92	2.92	(1.25)	(0.13)	1.99

Less distributions from:
Net investment income	(0.83)	(5.09)	(0.99)	(1.16)	—
Net realized gain	—	(12.36)	—	—	—

Total distributions	(0.83)	(17.45)	(0.99)	(1.16)	—

Net asset value, end of period	$38.46	$34.37	$48.90	$51.14	$52.43

Total return	14.51%[d]	12.77%	(2.31)%	(0.21)%	3.95%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,692	$6,873	$119,814	$5,114	$5,243
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.20%	2.98%	4.87%	2.59%	4.44%
Portfolio turnover rate[f]	30%[d]	13%	44%	44%	0%[d,g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017, July 31, 2016, July 31, 2015 and the period ended July 31, 2014 were 30%, 13%, 44%, 21% and 0%, respectively. See Note 4.
[g]	Rounds to less than 1%.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Japan ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$63.27	$61.08	$58.29	$53.00	$50.88

Income from investment operations:
Net investment income[b]	0.49	0.99	0.95	0.77	0.05
Net realized and unrealized gain[c]	6.80	3.18	2.59	5.22	2.07

Total from investment operations	7.29	4.17	3.54	5.99	2.12

Less distributions from:
Net investment income	(0.46)	(1.98)	(0.75)	(0.70)	—

Total distributions	(0.46)	(1.98)	(0.75)	(0.70)	—

Net asset value, end of period	$70.10	$63.27	$61.08	$58.29	$53.00

Total return	11.55%[d]	7.14%	6.13%	11.48%	4.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,057	$31,633	$48,863	$17,488	$10,600
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.48%	1.65%	1.66%	1.42%	0.55%
Portfolio turnover rate[f]	11%[d]	24%	24%	18%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$49.89	$46.91	$41.91	$36.66	$33.75	$29.48

Income from investment operations:
Net investment income[a]	0.51	0.98	0.96	0.84	0.76	0.83
Net realized and unrealized gain[b]	4.68	3.02	4.95	5.18	3.00	4.13

Total from investment operations	5.19	4.00	5.91	6.02	3.76	4.96

Less distributions from:
Net investment income	(0.47)	(1.02)	(0.91)	(0.77)	(0.85)	(0.69)

Total distributions	(0.47)	(1.02)	(0.91)	(0.77)	(0.85)	(0.69)

Net asset value, end of period	$54.61	$49.89	$46.91	$41.91	$36.66	$33.75

Total return	10.45%[c]	8.70%	14.35%	16.52%	11.27%	17.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,613,018	$13,530,002	$15,325,270	$5,293,847	$2,577,532	$2,325,294
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.97%	2.10%	2.23%	2.06%	2.15%	2.56%
Portfolio turnover rate[e]	11%[c]	23%	28%	23%	24%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol USA Small-Cap ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Period from Sep. 7, 2016[a] to Jul. 31, 2017
Net asset value, beginning of period	$27.82	$25.11

Income from investment operations:
Net investment income[b]	0.31	0.49
Net realized and unrealized gain[c]	1.61	2.63

Total from investment operations	1.92	3.12

Less distributions from:
Net investment income	(0.27)	(0.41)

Total distributions	(0.27)	(0.41)

Net asset value, end of period	$29.47	$27.82

Total return	6.94%[d]	12.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,573	$8,347
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.16%	2.04%
Portfolio turnover rate[f]	20%[d]	47%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Asia ex Japan	Diversified
Edge MSCI Min Vol Japan	Diversified
Edge MSCI Min Vol USA	Diversified
Edge MSCI Min Vol USA Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Min Vol Asia ex Japan
Credit Suisse Securities (USA) LLC	$187	$187	$—
Deutsche Bank Securities Inc.	26,345	26,345	—
HSBC Bank PLC	96,425	96,185	(240)
JPMorgan Securities LLC	24,106	24,076	(30)
Macquarie Bank Limited	52,105	52,105	—
Merrill Lynch, Pierce, Fenner & Smith	7,744	7,744	—
Morgan Stanley & Co. LLC	43,821	43,821	—

	$250,733	$250,463	$(270)

Edge MSCI Min Vol USA
Barclays Capital Inc.	$27,517,774	$27,517,774	$—
BNP Paribas New York Branch	3,357,525	3,357,525	—
BNP Paribas Prime Brokerage Inc.	442,167	442,167	—
Citigroup Global Markets Inc.	6,671,828	6,671,828	—
Credit Suisse Securities (USA) LLC	10,242,205	10,207,685	(34,520)
Goldman Sachs & Co.	30,524,375	29,963,887	(560,488)
HSBC Bank PLC	2,601,120	2,601,120	—
JPMorgan Securities LLC	124,862	124,862	—
Merrill Lynch, Pierce, Fenner & Smith	28,362,882	28,362,882	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,718,048	6,718,048	—
Nomura Securities International Inc.	22,489	22,489	—
State Street Bank & Trust Company	15,742,808	15,742,808	—
UBS Securities LLC	4,584,195	4,584,195	—

	$136,912,278	$136,317,270	$(595,008)

Edge MSCI Min Vol USA Small-Cap
BNP Paribas Prime Brokerage Inc.	$12,477	$12,477	$—
Citigroup Global Markets Inc.	10,413	10,413	—
Credit Suisse Securities (USA) LLC	144,847	144,847	—
Jefferies LLC	49,273	49,273	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	503,396	503,396	—
SG Americas Securities LLC	192,913	192,913	—

	$913,319	$913,319	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Asia ex Japan	0.35%
Edge MSCI Min Vol Japan	0.30
Edge MSCI Min Vol USA	0.15
Edge MSCI Min Vol USA Small-Cap	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Edge MSCI Min Vol Asia ex Japan ETF and iShares Edge MSCI Min Vol Japan ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Asia ex Japan	$391
Edge MSCI Min Vol Japan	12
Edge MSCI Min Vol USA	187,241
Edge MSCI Min Vol USA Small-Cap	863

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$287,778	$316,403
Edge MSCI Min Vol USA	140,887,051	237,259,139
Edge MSCI Min Vol USA Small-Cap	148,345	524,088

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$2,659,200	$2,188,778
Edge MSCI Min Vol Japan	3,725,036	3,606,250
Edge MSCI Min Vol USA	1,676,509,642	1,574,733,996
Edge MSCI Min Vol USA Small-Cap	3,038,177	2,795,543

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Asia ex Japan	$—	$503,845
Edge MSCI Min Vol Japan	7,058,799	—
Edge MSCI Min Vol USA	2,483,968,255	1,744,242,742
Edge MSCI Min Vol USA Small-Cap	15,801,750	1,468,062

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the iShares Edge MSCI Min Vol USA ETF as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,574,612

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$244,080

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Edge MSCI Min Vol USA ETF during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$2,263,225	$1,330,532

The following table shows the average quarter-end balances of open futures contracts for the iShares Edge MSCI Min Vol USA ETF for the six months ended January 31, 2018:

Average notional value of contracts purchased	$28,831,100

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Min Vol Japan	$922,840
Edge MSCI Min Vol USA	247,251,800
Edge MSCI Min Vol USA Small-Cap	32,247

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Asia ex Japan	$6,353,906	$1,726,711	$(149,448)	$1,577,263
Edge MSCI Min Vol Japan	37,132,000	5,605,399	(661,418)	4,943,981
Edge MSCI Min Vol USA	13,333,402,747	2,613,218,582	(204,844,993)	2,408,373,589
Edge MSCI Min Vol USA Small-Cap	23,529,330	1,575,935	(592,498)	983,437

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Edge MSCI Min Vol Asia ex Japan ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2018.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
Edge MSCI Min Vol Asia ex Japan	$0.801189	$—	$0.031770	$0.832959	96%	—%	4%	100%
Edge MSCI Min Vol Japan	0.431136	—	0.032287	0.463423	93	—	7	100
Edge MSCI Min Vol USA	0.399247	—	0.066026	0.465273	86	—	14	100
Edge MSCI Min Vol USA Small-Cap	0.189353	—	0.080696	0.270049	70	—	30	100

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	55

Notes:

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-709-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core MSCI EAFE ETF | IEFA | Cboe BZX
➢	iShares Core MSCI Europe ETF | IEUR | NYSE Arca
➢	iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
➢	iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
➢	iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Fund Performance Overview

iSHARES® CORE MSCI EAFE ETF

Performance as of January 31, 2018

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 12.67%, net of fees, while the total return for the Index was 12.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.92%	28.79%	28.66%	28.92%	28.79%	28.66%
5 Years	8.65%	8.55%	8.49%	51.41%	50.74%	50.31%
Since Inception	9.82%	9.80%	9.68%	64.12%	63.97%	62.95%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.70	$0.43	$1,000.00	$1,024.80	$0.41	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	20.14%
Industrials	15.77
Consumer Discretionary	12.90
Consumer Staples	10.24
Health Care	9.58
Materials	8.42
Information Technology	7.21
Energy	4.87
Real Estate	4.50
Telecommunication Services	3.44
Utilities	2.93

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	24.90%
United Kingdom	17.58
France	9.69
Germany	9.37
Switzerland	7.53
Australia	6.75
Netherlands	3.56
Hong Kong	3.33
Spain	3.24
Sweden	3.06

TOTAL	89.01%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MSCI EUROPE ETF

Performance as of January 31, 2018

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.76%, net of fees, while the total return for the Index was 11.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.89%	29.96%	30.75%	30.89%	29.96%	30.75%
Since Inception	4.20%	4.13%	4.00%	16.17%	15.91%	15.35%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,117.60	$0.53	$1,000.00	$1,024.70	$0.51	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	20.70%
Industrials	14.37
Consumer Staples	12.15
Health Care	11.52
Consumer Discretionary	11.28
Materials	8.39
Energy	6.73
Information Technology	5.71
Telecommunication Services	3.41
Utilities	3.33
Real Estate	2.41

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

United Kingdom	28.06%
France	15.47
Germany	14.96
Switzerland	11.97
Netherlands	5.67
Spain	5.15
Sweden	4.87
Italy	4.35
Denmark	2.84
Belgium	1.98

TOTAL	95.32%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

Performance as of January 31, 2018

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 12.48%, net of fees, while the total return for the Index was 12.31%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	22.75%	22.51%	22.50%

The inception date of the Fund was 3/21/17. The first day of secondary market trading was 3/23/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.80	$0.00	$1,000.00	$1,025.20	$0.00	0.00%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	21.70%
Industrials	15.36
Consumer Discretionary	12.21
Consumer Staples	9.42
Health Care	8.94
Materials	8.86
Information Technology	6.92
Energy	6.17
Real Estate	4.25
Telecommunication Services	3.27
Utilities	2.90

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	22.77%
United Kingdom	16.19
France	8.86
Germany	8.49
Canada	8.48
Switzerland	6.97
Australia	6.14
Netherlands	3.23
Hong Kong	3.10
Spain	2.98

TOTAL	87.21%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE MSCI PACIFIC ETF

Performance as of January 31, 2018

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 14.55%, net of fees, while the total return for the Index was 14.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.88%	26.59%	25.57%	25.88%	26.59%	25.57%
Since Inception	8.98%	8.99%	9.03%	36.84%	36.89%	36.97%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.50	$0.54	$1,000.00	$1,024.70	$0.51	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	18.97%
Industrials	18.28
Consumer Discretionary	16.08
Information Technology	9.34
Materials	8.43
Real Estate	7.79
Consumer Staples	7.02
Health Care	6.43
Telecommunication Services	3.55
Utilities	2.35
Energy	1.76

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 1/31/18

Country	Percentage of Total Investments*

Japan	67.92%
Australia	18.38
Hong Kong	9.18
Singapore	3.67
New Zealand	0.85

TOTAL	100.00%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

Performance as of January 31, 2018

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 13.85%, net of fees, while the total return for the Index was 13.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.39%	29.95%	30.15%	30.39%	29.95%	30.15%
5 Years	7.61%	7.53%	7.50%	44.31%	43.75%	43.59%
Since Inception	8.59%	8.58%	8.50%	54.68%	54.57%	53.88%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,138.50	$0.59	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	21.74%
Industrials	12.98
Consumer Discretionary	11.90
Information Technology	11.71
Consumer Staples	8.84
Materials	8.52
Health Care	7.55
Energy	6.11
Real Estate	4.13
Telecommunication Services	3.50
Utilities	2.79
Investment Companies	0.23

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	17.12%
United Kingdom	12.09
China	7.35
France	6.65
Germany	6.43
Canada	6.32
Switzerland	5.18
Australia	4.65
South Korea	3.75
Taiwan	2.98

TOTAL	72.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.07%

AUSTRALIA — 6.73%
A.C.N. 004 410 833 Ltd.[a,b,c]	3,868,598	$31
Abacus Property Group	1,267,256	3,714,701
Adelaide Brighton Ltd.	1,274,328	6,696,948
AGL Energy Ltd.	1,875,751	35,602,769
Ainsworth Game Technology Ltd.[b]	743,387	1,270,131
ALS Ltd.	1,408,712	7,950,711
Altium Ltd.	403,625	4,977,703
Alumina Ltd.	6,895,473	13,456,499
Amcor Ltd./Australia	3,145,767	37,088,469
AMP Ltd.	8,003,807	34,025,686
Ansell Ltd.	412,736	8,405,457
APA Group	3,062,040	19,984,665
APN Outdoor Group Ltd.	529,898	1,965,209
ARB Corp. Ltd.	240,446	3,574,713
Ardent Leisure Group[a]	1,373,290	2,235,163
Aristocrat Leisure Ltd.	1,525,201	29,517,255
Asaleo Care Ltd.	1,326,008	1,744,819
ASX Ltd.	517,583	22,942,238
Aurizon Holdings Ltd.	5,491,966	20,812,520
AusNet Services	5,402,745	7,415,410
Australia & New Zealand Banking Group Ltd.	7,990,069	184,911,419
Australian Agricultural Co. Ltd.[a,b]	1,553,113	1,603,482
Australian Pharmaceutical Industries Ltd.	1,496,157	1,817,270
Automotive Holdings Group Ltd.[a]	854,341	2,476,654
Aveo Group	1,465,025	3,096,254
Bank of Queensland Ltd.	1,037,230	10,406,324
Bapcor Ltd.	963,971	4,558,561
Beach Energy Ltd.	7,170,117	7,547,803
Bega Cheese Ltd.	537,474	3,068,298
Bellamy’s Australia Ltd.[a,b]	312,636	3,761,913
Bendigo & Adelaide Bank Ltd.	1,306,331	12,386,856
BHP Billiton Ltd.	8,732,069	213,537,955
Blackmores Ltd.[a]	40,687	5,115,901
BlueScope Steel Ltd.	1,582,336	18,578,801
Boral Ltd.	3,309,032	21,435,910
Brambles Ltd.	4,355,554	34,916,409
BT Investment Management Ltd.	547,408	4,884,765

Security	Shares	Value
BWP Trust	1,698,712	$4,126,596
Caltex Australia Ltd.	728,002	20,496,903
carsales.com Ltd.	653,362	7,935,899
Challenger Ltd./Australia	1,613,266	17,818,508
Charter Hall Group	1,420,560	6,786,761
Charter Hall Retail REIT	949,451	2,944,573
CIMIC Group Ltd.	275,254	10,506,890
Cleanaway Waste Management Ltd.	6,431,714	7,525,677
Coca-Cola Amatil Ltd.	1,568,489	10,643,304
Cochlear Ltd.	161,364	22,699,038
Commonwealth Bank of Australia	4,718,381	301,339,334
Computershare Ltd.	1,292,839	17,482,836
Corporate Travel Management Ltd.	242,328	3,971,596
Costa Group Holdings Ltd.	861,795	4,256,815
Cromwell Property Group	4,417,477	3,541,282
Crown Resorts Ltd.	1,038,963	11,147,229
CSL Ltd.	1,242,801	147,350,961
CSR Ltd.	1,510,677	6,165,285
Dexus	2,718,060	20,975,046
Domain Holdings Australia Ltd.[b]	987,117	2,525,845
Domino’s Pizza Enterprises Ltd.[a]	181,452	7,051,207
Downer EDI Ltd.	1,681,902	9,152,104
DuluxGroup Ltd.	1,151,534	6,806,919
Evolution Mining Ltd.	3,539,537	8,168,500
Fairfax Media Ltd.	6,898,192	3,965,926
FlexiGroup Ltd./Australia	1,358,650	1,991,302
Flight Centre Travel Group Ltd.[a]	155,625	6,430,665
Fortescue Metals Group Ltd.	4,325,290	17,371,923
G8 Education Ltd.	1,373,277	3,736,357
Galaxy Resources Ltd.[a,b]	1,287,498	3,461,271
Genworth Mortgage Insurance Australia Ltd.	847,366	1,996,710
Goodman Group	4,902,489	32,115,606
GPT Group (The)	4,743,032	19,318,572
GrainCorp Ltd. Class A	659,879	3,954,094
Greencross Ltd.	416,001	2,142,409
GUD Holdings Ltd.	324,005	3,216,571
GWA Group Ltd.	810,047	1,849,738
Harvey Norman Holdings Ltd.	1,637,880	5,994,756

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Healthscope Ltd.	4,980,776	$7,784,044
HT&E Ltd.[a]	935,987	1,284,667
Iluka Resources Ltd.	1,162,401	9,525,493
Incitec Pivot Ltd.	4,716,657	14,246,038
Independence Group NLa	1,536,598	6,258,629
Insurance Australia Group Ltd.	6,498,386	38,097,375
Investa Office Fund	1,576,098	5,653,767
Invocare Ltd.	360,186	4,441,991
IOOF Holdings Ltd.	826,283	7,373,291
IPH Ltd.	483,389	2,168,490
Iress Ltd.	454,535	4,424,078
Jacana Minerals Ltd.[a,b,c]	6,357	—
James Hardie Industries PLC	1,210,980	21,386,692
Japara Healthcare Ltd.[a]	1,142,328	1,831,500
JB Hi-Fi Ltd.[a]	337,269	7,982,818
Karoon Gas Australia Ltd.[a,b]	855,895	894,049
LendLease Group	1,505,293	19,307,551
Link Administration Holdings Ltd.	1,379,311	9,985,060
Macquarie Atlas Roads Group	2,075,271	9,645,787
Macquarie Group Ltd.	877,174	73,252,381
Magellan Financial Group Ltd.	366,167	8,168,678
Mantra Group Ltd.	1,029,892	3,252,425
Mayne Pharma Group Ltd.[a,b]	4,506,882	2,426,883
McMillan Shakespeare Ltd.	274,969	3,907,616
Medibank Pvt Ltd.	7,577,035	20,553,940
Metcash Ltd.	2,906,969	7,532,538
Mineral Resources Ltd.	474,316	7,228,337
Mirvac Group	9,758,394	17,384,092
Monadelphous Group Ltd.	280,222	3,984,536
Myer Holdings Ltd.	3,482,937	1,847,302
National Australia Bank Ltd.	7,338,074	173,090,626
Navitas Ltd.	722,457	2,737,845
Newcrest Mining Ltd.	2,096,866	38,492,239
NEXTDC Ltd.[a,b]	1,066,126	4,920,785
Nine Entertainment Co. Holdings Ltd.	2,382,455	3,241,044
Northern Star Resources Ltd.	1,687,995	7,914,085
Nufarm Ltd./Australia	681,143	4,395,898
Oil Search Ltd.	3,954,891	24,242,722
oOh!media Ltd.	664,407	2,464,056
Orica Ltd.	1,040,657	16,179,303
Origin Energy Ltd.[b]	4,866,580	36,806,263
Orocobre Ltd.[a,b]	712,509	4,142,531
Orora Ltd.	3,531,908	9,323,478

Security	Shares	Value
OZ Minerals Ltd.	953,313	$7,217,688
Pact Group Holdings Ltd.	709,079	3,043,137
Perpetual Ltd.	143,165	6,072,302
Pilbara Minerals Ltd.[a,b]	4,873,318	3,729,130
Platinum Asset Management Ltd.	776,847	5,227,421
Premier Investments Ltd.	316,149	3,768,345
Primary Health Care Ltd.	1,463,322	4,313,127
QBE Insurance Group Ltd.	3,754,661	32,774,832
Qube Holdings Ltd.	3,859,931	8,032,739
Ramsay Health Care Ltd.	390,817	21,630,320
REA Group Ltd.	163,108	9,727,450
Regis Resources Ltd.	1,514,513	5,052,673
Reliance Worldwide Corp. Ltd.	1,417,616	4,878,637
Resolute Mining Ltd.	2,432,548	2,304,614
Retail Food Group Ltd.[a]	515,375	815,870
Rio Tinto Ltd.	1,149,571	71,536,988
Sandfire Resources NL	565,290	3,291,176
Santos Ltd.[b]	5,467,406	22,578,884
Saracen Mineral Holdings Ltd.[a,b]	3,026,380	3,651,411
Scentre Group	14,514,382	48,775,039
Seek Ltd.	965,508	15,284,584
Seven West Media Ltd.	2,970,328	1,358,951
Shopping Centres Australasia Property Group	2,583,428	4,706,845
Sigma Healthcare Ltd.	3,775,610	2,736,284
Sims Metal Management Ltd.	481,957	6,431,562
Sonic Healthcare Ltd.	1,098,421	21,213,298
South32 Ltd.	14,696,621	45,460,252
Southern Cross Media Group Ltd.	2,817,680	2,680,899
Spark Infrastructure Group	4,654,928	8,707,148
St. Barbara Ltd.	1,647,748	5,043,518
Star Entertainment Grp Ltd. (The)	2,199,299	10,792,148
Steadfast Group Ltd.	2,528,905	5,672,353
Stockland	6,431,627	21,977,803
Suncorp Group Ltd.	3,512,200	38,849,096
Super Retail Group Ltd.	430,905	3,056,586
Sydney Airport	3,031,397	16,716,329
Syrah Resources Ltd.[a,b]	967,772	3,095,431
Tabcorp Holdings Ltd.	5,275,372	22,084,858
Technology One Ltd.	952,516	3,794,795
Telstra Corp. Ltd.	11,412,716	33,916,111

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Tox Free Solutions Ltd.	1,014,136	$2,808,493
TPG Telecom Ltd.	1,061,940	5,477,601
Transurban Group	6,086,901	59,244,997
Treasury Wine Estates Ltd.	2,058,145	28,531,901
Vicinity Centres	9,079,832	19,777,941
Virtus Health Ltd.	564,542	2,395,403
Vocus Group Ltd.	1,742,697	4,219,335
Washington H Soul Pattinson & Co. Ltd.	257,087	3,586,876
Webjet Ltd.	355,935	2,948,474
Wesfarmers Ltd.	3,172,447	112,543,031
Western Areas Ltd.[a]	1,137,942	3,040,780
Westfield Corp.	5,361,541	39,681,383
Westpac Banking Corp.	9,208,900	230,865,845
Whitehaven Coal Ltd.	1,645,149	6,580,868
Woodside Petroleum Ltd.	2,300,216	61,689,312
Woolworths Group Ltd.	3,497,648	76,328,345
WorleyParsons Ltd.[b]	671,579	7,901,576

		3,425,854,398
AUSTRIA — 0.37%
ANDRITZ AG	200,251	12,054,041
BUWOG AG	323,053	11,630,615
CA Immobilien Anlagen AG	248,154	7,648,073
DO & CO AGa	23,403	1,568,501
Erste Group Bank AG	837,229	42,271,914
EVN AG	87,151	1,791,379
IMMOFINANZ AG	2,255,769	5,794,478
Lenzing AG	37,927	4,838,152
Oesterreichische Post AG	88,863	4,244,281
OMV AG	427,062	27,590,177
Raiffeisen Bank International AGb	432,262	18,647,929
S IMMO AG	181,111	3,397,824
Schoeller-Bleckmann Oilfield Equipment AGb	48,594	5,302,953
Semperit AG Holding	37,931	945,051
Telekom Austria AG	487,463	4,730,534
UNIQA Insurance Group AG	349,483	4,316,680
Vienna Insurance Group AG Wiener Versicherung Gruppe	116,142	4,129,280
Voestalpine AG	298,008	19,408,615
Wienerberger AG	336,212	9,197,644
Zumtobel Group AG	88,478	1,042,144

		190,550,265

Security	Shares	Value
BELGIUM — 1.23%
Ablynx NVa,b	213,712	$11,671,603
Ackermans & van Haaren NV	63,556	11,884,155
Aedifica SA	60,144	5,806,642
Ageas	507,555	26,897,483
AGFA-Gevaert NVb	637,364	3,212,510
Anheuser-Busch InBev SA/NV	2,067,844	234,778,240
Barco NV	37,227	4,609,730
Befimmo SA	67,029	4,542,476
Bekaert SA	97,752	4,464,257
bpost SA	251,859	8,402,318
Cie. d’Entreprises CFE	21,026	3,048,883
Cofinimmo SA	50,664	6,841,633
Colruyt SA	170,911	9,489,508
D’ieteren SA/NV	68,637	3,213,262
Econocom Group SA/NV	424,970	3,557,612
Elia System Operator SA/NV	90,590	5,586,200
Euronav NVa	448,881	3,833,273
EVS Broadcast Equipment SA	61,587	2,317,005
Fagron[b]	151,814	2,150,321
Galapagos NVa,b	125,787	15,071,330
Gimv NV	74,717	4,793,555
Groupe Bruxelles Lambert SA	204,195	24,135,196
Ion Beam Applications[a]	66,282	2,037,848
KBC Ancora	114,612	7,774,259
KBC Group NV	678,893	65,459,599
Kinepolis Group NV	53,855	3,991,848
Melexis NV	59,925	6,330,455
Nyrstar NVa,b	339,859	2,768,902
Ontex Group NV	225,586	6,693,988
Orange Belgium SA	121,206	2,569,891
Proximus SADP	392,758	13,288,803
Sofina SA	46,674	8,163,439
Solvay SA	195,637	28,404,969
Telenet Group Holding NVb	139,611	10,774,373
Tessenderlo Group SAb	92,787	4,461,753
UCB SA	343,008	29,996,626
Umicore SA	522,080	27,550,156
Warehouses De Pauw CVA	51,480	6,393,884

		626,967,985
CHINA — 0.01%
Health and Happiness H&H International Holdings Ltd.[a,b]	564,000	3,962,411

		3,962,411

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
DENMARK — 1.79%
ALK-Abello A/Sa	18,320	$2,336,688
Alm Brand A/S	300,567	3,717,971
Ambu A/S Series B	439,800	9,474,450
AP Moller – Maersk A/S Class A	11,218	19,246,845
AP Moller – Maersk A/S Class B	16,574	29,684,610
Bang & Olufsen A/Sb	136,792	3,686,437
Bavarian Nordic A/Sb	97,610	3,777,482
Carlsberg A/S Class B	274,969	35,430,875
Chr Hansen Holding A/S	268,331	23,535,443
Coloplast A/S Class B	322,700	28,768,709
D/S Norden A/Sa,b	95,375	1,906,159
Danske Bank A/S	2,107,381	85,893,889
Dfds A/S	89,157	5,366,552
DSV A/S	517,240	42,683,425
FLSmidth & Co. A/S	102,931	6,088,818
Genmab A/Sb	159,471	29,309,223
GN Store Nord A/S	394,209	13,342,215
H Lundbeck A/S	190,624	9,751,045
ISS A/S	438,160	17,154,703
Jyske Bank A/S Registered	191,836	11,132,795
Matas A/S	154,146	1,940,307
Nets A/Sb,d	334,659	9,242,867
Nilfisk Holding A/Sb	82,538	4,807,878
NKT A/Sb	83,358	3,647,314
NNIT A/Sd	44,302	1,364,462
Novo Nordisk A/S Class B	5,087,990	283,943,602
Novozymes A/S Class B	627,493	34,923,742
Orsted A/Sd	518,453	31,588,646
Pandora A/S	304,505	28,971,350
Per Aarsleff Holding A/S	77,307	2,665,669
Rockwool International A/S Class B	23,153	6,487,584
Royal Unibrew A/S	130,229	7,939,038
Scandinavian Tobacco Group A/Sd	150,686	3,062,047
Schouw & Co. A/S	37,715	3,831,978
SimCorp A/S	115,625	7,370,024
Solar A/S Class B	19,518	1,290,484
Spar Nord Bank A/S	308,544	3,682,365
Sydbank A/S	196,860	8,073,165
TDC A/S	2,012,343	13,476,925
Topdanmark A/Sb	182,225	8,741,871

Security	Shares	Value
TORM PLC[a]	94,538	$771,438
Tryg A/S	302,475	7,386,948
Vestas Wind Systems A/S	604,889	41,411,336
William Demant Holding A/Sb	324,759	10,295,831

		909,205,205
FINLAND — 1.02%
Amer Sports OYJ	324,219	9,180,555
Cargotec OYJ Class B	108,292	6,332,432
Caverion OYJ[a,b]	293,910	2,486,080
Citycon OYJ	1,153,270	3,215,305
Cramo OYJ	128,854	3,152,611
DNA OYJ	188,107	3,540,792
Elisa OYJ	372,826	15,911,994
Fortum OYJ	1,195,509	26,010,727
Huhtamaki OYJ	254,001	10,875,419
Kemira OYJ	322,324	4,577,502
Kesko OYJ Class B	170,210	9,955,240
Kone OYJ Class B	913,712	52,473,653
Konecranes OYJ	194,895	9,925,277
Metsa Board OYJ	608,537	5,552,974
Metso OYJ	304,237	10,668,945
Neste OYJ	363,405	25,207,001
Nokia OYJ	15,981,747	77,188,233
Nokian Renkaat OYJ	309,454	15,682,240
Oriola Corp. Class B	416,357	1,486,009
Orion OYJ Class B	282,312	11,359,597
Outokumpu OYJ	873,083	7,504,740
Outotec OYJ[a,b]	438,222	3,786,468
Ramirent OYJ	276,482	2,784,697
Sampo OYJ Class A	1,210,592	70,533,627
Sanoma OYJ	235,280	3,059,966
Stora Enso OYJ Class R	1,484,709	25,561,153
Technopolis OYJ	634,155	3,203,445
Tieto OYJ	161,924	5,648,073
UPM-Kymmene OYJ	1,441,842	48,748,198
Uponor OYJ	189,678	4,026,406
Valmet OYJ	366,590	8,252,201
Wartsila OYJ Abp	405,153	27,789,857
YIT OYJ[a]	407,171	3,357,885

		519,039,302
FRANCE — 9.66%
AB Science SAa,b	112,984	1,243,525
ABC Arbitrage	273,447	2,268,707
Accor SA	499,321	28,520,046
Aeroports de Paris	90,668	18,896,485

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Air France-KLM[b]	480,687	$7,491,189
Air Liquide SA	1,154,687	156,143,946
Airbus SE	1,587,131	182,888,145
Albioma SA	156,466	4,093,269
ALD SAb,d	284,254	5,031,897
Alstom SA	412,578	18,168,812
Alten SA	85,974	8,739,535
Altran Technologies SA	467,511	8,730,206
Amundi SAd	170,674	16,158,908
APERAM SA	130,844	7,807,651
Arkema SA	182,788	23,431,177
Assystem	35,839	1,343,858
Atos SE	260,622	41,233,086
AXA SA	5,246,325	173,161,031
BioMerieux	113,159	10,755,849
BNP Paribas SA	3,045,361	252,664,402
Boiron SA	25,782	2,264,315
Bollore SA	2,506,944	14,615,764
Bonduelle SCA	61,710	3,263,355
Bourbon Corp.[a]	68,899	696,089
Bouygues SA	566,974	31,621,414
Bureau Veritas SA	720,434	21,189,526
Capgemini SE	436,199	58,116,105
Carrefour SA	1,552,623	37,281,334
Casino Guichard Perrachon SA	143,593	8,423,508
Cellectis SAa,b	94,624	3,060,110
Cie. de Saint-Gobain	1,333,535	77,771,503
Cie. Generale des Etablissements Michelin Class B	459,876	73,788,326
Cie. Plastic Omnium SA	174,777	9,016,138
CNP Assurances	469,344	12,067,909
Coface SAb	337,080	3,796,055
Credit Agricole SA	3,060,910	57,864,247
Danone SA	1,612,425	139,522,853
Dassault Aviation SA	6,793	11,398,830
Dassault Systemes SE	370,963	42,922,385
DBV Technologies SAa,b	61,424	2,889,356
Derichebourg SA	298,164	3,001,219
Edenred	650,510	21,077,805
Eiffage SA	200,464	24,388,448
Electricite de France SA	1,543,545	21,295,806
Elior Group SAd	305,507	7,063,666
Elis SA	344,614	9,659,318

Security	Shares	Value
Elis SA New	149,257	$4,129,660
Engie SA	4,983,399	86,788,839
Eramet[b]	26,756	3,786,436
Essilor International Cie. Generale d’Optique SA	566,877	80,787,824
Esso SA Francaise[b]	7,687	495,084
Etablissements Maurel et Prom[b]	110,319	513,988
Euler Hermes Group	55,808	8,481,787
Eurazeo SA	120,281	12,698,949
Eurofins Scientific SE	32,434	21,212,452
Euronext NVd	171,205	11,645,017
Europcar Groupe SAd	281,257	3,927,715
Eutelsat Communications SA	487,666	10,765,080
Faurecia	228,192	20,575,483
FFP	19,915	2,590,072
Fnac Darty SAb	56,786	6,635,523
Fonciere Des Regions	78,128	8,608,661
Gaztransport Et Technigaz SA	84,871	5,894,341
Gecina SA	130,175	25,492,426
Genfit[a,b]	100,453	3,463,858
Getlink SE Registered	1,243,080	17,498,812
Guerbet[a]	21,342	2,137,579
Hermes International	85,638	47,495,528
ICADE	87,378	9,502,708
Iliad SA	73,271	19,022,206
Imerys SA	94,160	10,122,978
Ingenico Group SA	161,214	18,416,332
Innate Pharma SAa,b	185,313	1,344,723
Ipsen SA	114,207	16,069,783
IPSOS	104,682	4,011,339
JCDecaux SA	217,608	9,450,032
Kering	207,727	105,528,853
Klepierre SA	572,420	26,234,672
Korian SA	143,034	4,622,110
L’Oreal SA	696,685	158,911,692
Lagardere SCA	326,609	10,220,657
Legrand SA	711,651	59,415,880
LISI	61,047	2,950,714
LVMH Moet Hennessy Louis Vuitton SE	756,713	238,119,843
Maisons du Monde SAd	144,354	6,222,085
Marie Brizard Wine & Spirits SAa,b	123,667	1,894,916
Mercialys SA	199,652	4,556,488
Mersen SA	71,095	3,480,668

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Metropole Television SA	135,554	$3,701,553
Natixis SA	2,516,718	22,993,575
Naturex[a,b]	25,112	2,752,929
Neopost SA	101,842	3,044,873
Nexans SA	80,774	4,922,538
Nexity SA	112,626	6,804,739
Orange SA	5,358,618	97,095,158
Orpea	133,376	16,715,013
Parrot SAa,b	101,524	1,028,230
Pernod Ricard SA	579,228	92,577,884
Peugeot SA	1,592,634	35,891,003
Publicis Groupe SA	556,075	38,571,244
Rallye SA	79,867	1,472,516
Remy Cointreau SA	69,997	9,243,072
Renault SA	525,236	57,952,500
Rexel SA	819,467	14,822,762
Rubis SCA	229,492	16,981,852
Safran SA	912,585	103,385,426
Sanofi	3,091,084	273,863,152
Sartorius Stedim Biotech	83,376	7,249,825
Schneider Electric SE	1,517,440	142,683,734
SCOR SE	478,436	21,486,227
SEB SA	65,941	13,669,099
SES SA	1,017,898	15,939,349
Societe BIC SA	80,743	9,284,053
Societe Generale SA	2,082,454	121,552,083
Sodexo SA	255,311	32,870,859
SOITEC[b]	59,412	4,884,827
Sopra Steria Group	50,249	10,234,726
SPIE SA	306,048	7,632,814
STMicroelectronics NV	1,776,499	42,557,421
Suez	1,097,009	16,412,859
Tarkett SA	99,196	3,892,564
Technicolor SA Registered	1,153,281	4,324,468
Teleperformance	163,294	24,838,018
Television Francaise 1	211,821	3,187,623
Thales SA	301,383	33,925,482
TOTAL SA	6,443,828	374,357,870
Trigano SA	33,791	6,575,263
Ubisoft Entertainment SAb	199,991	17,175,634
Unibail-Rodamco SE	262,341	67,519,238
Valeo SA	649,035	51,342,013
Vallourec SAa,b	938,200	6,449,235
Veolia Environnement SA	1,318,745	33,332,963
Vicat SA	50,635	4,185,263

Security	Shares	Value
Vinci SA	1,365,887	$148,035,226
Virbac SAb	12,559	1,933,769
Vivendi SA	2,815,904	82,891,999
Wendel SA	77,593	14,508,893
Worldline SA/France[b,d]	152,475	8,653,931
Zodiac Aerospace	580,373	18,096,688

		4,918,054,936
GERMANY — 8.80%
1&1 Drillisch AG	161,716	13,497,671
Aareal Bank AGa	156,434	7,929,575
adidas AG	515,087	120,184,764
ADO Properties SAa,d	109,372	5,913,259
ADVA Optical Networking SEa,b	225,556	1,909,303
AIXTRON SEa,b	344,657	5,212,389
Allianz SE Registered	1,220,297	309,357,753
alstria office REIT AG	403,143	6,378,138
AURELIUS Equity Opportunities SE & Co KGaA[a]	68,698	5,057,811
Aurubis AG	90,751	9,557,509
Axel Springer SE	133,899	11,801,435
BASF SE	2,492,004	292,808,429
Bayer AG Registered	2,253,928	296,001,627
Bayerische Motoren Werke AG	890,415	102,016,331
BayWa AG	44,028	1,713,997
Bechtle AG	92,520	8,459,851
Beiersdorf AG	267,957	31,878,621
Bertrandt AGa	22,148	2,850,138
Bilfinger SE	94,559	4,445,656
Borussia Dortmund GmbH & Co. KGaA	381,161	2,713,662
Brenntag AG	415,003	26,997,227
CANCOM SEa	58,967	5,586,494
Carl Zeiss Meditec AG Bearer	113,996	7,491,057
CECONOMY AG	487,531	7,036,057
Cewe Stiftung & Co. KGaA	27,380	2,991,328
comdirect bank AG	88,009	1,273,985
Commerzbank AGb	2,945,864	48,654,359
CompuGroup Medical SE	77,267	4,904,213
Continental AG	294,752	88,749,202
Covestro AGd	442,543	51,039,181
CTS Eventim AG & Co. KGaA	143,864	7,218,927
Daimler AG Registered	2,613,382	240,036,992
Deutsche Bank AG Registered	5,633,776	103,828,418

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Deutsche Beteiligungs AG	62,322	$3,858,592
Deutsche Boerse AG	526,338	67,765,127
Deutsche Euroshop AG	123,328	4,857,967
Deutsche Lufthansa AG Registered	677,684	24,263,030
Deutsche Pfandbriefbank AGd	323,578	5,994,059
Deutsche Post AG Registered	2,637,755	125,097,427
Deutsche Telekom AG Registered	9,067,310	159,550,426
Deutsche Wohnen SE Bearer	965,406	43,776,640
Deutz AG	379,636	3,532,800
Dialog Semiconductor PLC[b]	218,257	6,658,678
DIC Asset AG	197,134	2,539,295
Diebold Nixdorf AG	29,774	2,648,295
DMG Mori AG	81,690	4,859,296
Duerr AG	73,421	10,143,384
E.ON SE	6,018,771	63,424,623
ElringKlinger AGa	99,228	2,312,805
Evonik Industries AG	436,443	17,289,630
Evotec AGa,b	370,594	6,779,589
Fraport AG Frankfurt Airport Services Worldwide	114,037	13,529,951
Freenet AG	334,741	12,868,736
Fresenius Medical Care AG & Co. KGaA	581,170	67,331,329
Fresenius SE & Co. KGaA	1,127,914	99,031,403
GEA Group AG	492,704	24,569,862
Gerresheimer AG	84,625	7,411,141
Gerry Weber International AGa	116,432	1,295,254
Grammer AG	41,436	2,619,660
Grand City Properties SA	320,177	7,805,703
GRENKE AG	81,685	9,763,788
Hamborner REIT AG	302,013	3,762,328
Hamburger Hafen und Logistik AG	91,796	2,568,411
Hannover Rueck SE	163,447	22,417,920
Hapag-Lloyd AGa,b,d	123,588	5,145,337
HeidelbergCement AG	398,078	43,282,662
Heidelberger Druckmaschinen AGa,b	875,024	3,172,079
Henkel AG & Co. KGaA	294,084	36,928,611
HOCHTIEF AGa	52,360	9,490,600
HUGO BOSS AG	179,505	16,543,292
Hypoport AGa,b	12,246	1,952,699
Indus Holding AG	62,960	5,011,833

Security	Shares	Value
Infineon Technologies AG	3,093,936	$90,228,510
Innogy SEd	379,316	14,506,765
Jenoptik AG	186,198	7,747,338
K+S AG Registered[a]	516,364	14,550,557
KION Group AG	197,868	18,220,847
Kloeckner & Co. SE	255,703	3,398,844
Koenig & Bauer AGa	43,358	3,562,174
Krones AGa	44,548	6,237,716
KWS Saat SE	5,785	2,450,267
Lanxess AG	249,665	21,839,844
LEG Immobilien AG	170,324	19,270,296
Leoni AG	92,036	7,092,489
Linde AGb	503,155	123,229,973
MAN SE	88,238	10,530,578
Merck KGaA	345,701	37,906,444
METRO AGa,b	469,673	10,239,169
MLP SE	312,380	2,206,466
MorphoSys AGa,b	82,998	8,209,547
MTU Aero Engines AG	144,970	26,060,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	425,578	100,492,582
Nemetschek SE	64,021	6,320,519
Nordex SEa,b	206,688	2,735,743
NORMA Group SE	94,230	7,442,340
Osram Licht AG	271,092	23,761,485
PATRIZIA Immobilien AGb	150,785	3,786,864
Pfeiffer Vacuum Technology AGa	22,074	4,388,792
ProSiebenSat.1 Media SE Registered	629,920	24,161,625
QIAGEN NVb	594,158	19,940,249
Rational AG	8,985	6,335,276
Rheinmetall AG	121,543	17,245,855
RHOEN-KLINIKUM AG	110,578	4,366,757
Rocket Internet SEa,b,d	174,905	5,089,863
RTL Group SAb	110,085	9,366,555
RWE AGb	1,424,301	28,602,096
S&T AG	135,605	3,743,489
SAF-Holland SA	170,899	4,023,763
Salzgitter AG	106,192	6,429,232
SAP SE	2,669,507	302,058,753
Scout24 AGd	244,770	11,367,505
SGL Carbon SEa,b	215,477	3,363,435

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Siemens AG Registered	2,078,636	$316,328,641
Siltronic AGb	62,735	10,433,312
Sixt SEa	41,575	4,303,921
SLM Solutions Group AGa,b	37,532	2,080,620
SMA Solar Technology AGa	48,551	2,649,130
Software AG	141,585	7,695,441
STADA Arzneimittel AG	71,874	7,827,330
STRATEC Biomedical AGa	22,232	2,027,312
Stroeer SE & Co. KGaA[a]	84,944	6,560,780
Suedzucker AGa	206,812	3,952,138
Symrise AG	334,806	28,094,827
TAG Immobilien AG	379,142	7,505,106
Takkt AG	110,570	3,085,435
Telefonica Deutschland Holding AG	2,011,032	10,196,343
thyssenkrupp AG	1,205,370	38,050,296
TLG Immobilien AG	225,769	6,373,166
Uniper SE	551,509	16,509,633
United Internet AG Registered[e]	346,742	25,355,700
Volkswagen AG	94,521	21,018,299
Vonovia SE	1,331,732	65,879,117
Vossloh AGb	38,077	2,101,346
Wacker Chemie AG	44,596	8,980,544
Wacker Neuson SE	103,474	4,248,636
Wirecard AG	333,707	41,696,279
XING SE	11,984	4,202,534
Zalando SEa,b,d	309,809	18,208,871
zooplus AGa,b	19,752	4,084,606

		4,479,309,652
HONG KONG — 3.32%
AIA Group Ltd.	33,063,200	283,225,540
ASM Pacific Technology Ltd.	786,500	10,739,466
Bank of East Asia Ltd. (The)[a]	3,464,400	14,993,376
BOC Hong Kong Holdings Ltd.	10,333,500	52,780,920
Brightoil Petroleum Holdings Ltd.[a,b,c]	6,240,000	1,077,038
Cafe de Coral Holdings Ltd.	832,000	2,201,945
Champion REIT	5,742,000	4,265,324
China LNG Group Ltd.[a,b]	8,078,500	1,549,297
Chow Sang Sang Holdings International Ltd.[a]	575,000	1,387,978
Citic Telecom International Holdings Ltd.	5,136,000	1,549,708
CK Asset Holdings Ltd.	7,177,516	68,504,123
CK Hutchison Holdings Ltd.	7,469,016	100,841,671

Security	Shares	Value
CK Infrastructure Holdings Ltd.	1,872,500	$16,674,610
CK Life Sciences International Holdings Inc.	8,190,000	649,215
CLP Holdings Ltd.	4,393,000	44,848,596
Dah Sing Banking Group Ltd.	1,782,000	4,214,947
Dah Sing Financial Holdings Ltd.	502,400	3,391,535
Far East Consortium International Ltd./HK	4,020,000	2,328,290
First Pacific Co. Ltd./Hong Kong	5,062,250	3,611,524
Freeman FinTech Corp. Ltd.[b]	21,100,000	2,697,709
G-Resources Group Ltd.[b]	57,404,400	704,578
Galaxy Entertainment Group Ltd.	6,502,000	57,609,344
Giordano International Ltd.	2,988,000	1,528,105
Global Brands Group Holding Ltd.[a,b]	17,810,000	1,548,409
Great Eagle Holdings Ltd.	534,000	2,802,639
Guotai Junan International Holdings Ltd.[a]	10,182,000	3,710,143
Haitong International Securities Group Ltd.[a]	8,554,000	6,069,808
Hang Lung Group Ltd.	2,422,000	9,212,422
Hang Lung Properties Ltd.	5,535,000	14,648,754
Hang Seng Bank Ltd.	2,118,300	50,428,943
Henderson Land Development Co. Ltd.	3,264,290	22,829,100
HK Electric Investments & HK Electric Investments Ltd.[a,d]	8,416,000	7,779,591
HKBN Ltd.	2,961,500	3,725,800
HKT Trust & HKT Ltd.	10,500,200	13,089,255
Hong Kong & China Gas Co. Ltd.	23,817,622	47,078,283
Hong Kong Exchanges & Clearing Ltd.	3,152,400	119,462,678
Hongkong Land Holdings Ltd.	3,542,000	25,502,400
Hopewell Holdings Ltd.	1,677,000	6,786,088
Hsin Chong Group Holdings Ltd.[b,c]	7,490,000	268,134
Hutchison Telecommunications Hong Kong Holdings Ltd.[a]	5,552,000	2,257,300
Hysan Development Co. Ltd.	1,536,000	8,581,938
Jardine Matheson Holdings Ltd.	601,900	38,208,612

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Jardine Strategic Holdings Ltd.[a]	605,400	$24,094,920
Johnson Electric Holdings Ltd.	1,018,750	4,161,513
Kerry Logistics Network Ltd.	1,332,500	1,921,715
Kerry Properties Ltd.	1,956,500	9,355,439
Kingston Financial Group Ltd.[a]	11,100,000	8,628,579
Landing International Development Ltd.[b]	204,060,000	9,131,427
Langham Hospitality Investments and Langham Hospitality Investments Ltd.[a]	2,263,000	1,032,917
Li & Fung Ltd.	16,756,000	8,547,832
Link REIT	6,130,000	54,234,956
Luk Fook Holdings International Ltd.	998,000	3,572,739
Macau Legend Development Ltd.[a,b]	7,460,750	1,182,815
Man Wah Holdings Ltd.[a]	4,835,600	5,143,828
Melco International Development Ltd.	2,283,000	6,874,000
Melco Resorts & Entertainment Ltd. ADR	722,211	21,507,444
MGM China Holdings Ltd.[a]	2,712,400	8,357,637
Minth Group Ltd.	2,070,000	11,697,831
MTR Corp. Ltd.	4,308,000	24,675,527
New World Development Co. Ltd.	16,377,000	26,508,233
NewOcean Energy Holdings Ltd.[b]	2,540,000	639,753
NWS Holdings Ltd.	4,540,166	8,846,458
Pacific Basin Shipping Ltd.[a,b]	12,438,000	2,878,338
Pacific Textiles Holdings Ltd.[a]	2,041,000	2,139,782
PCCW Ltd.	13,196,000	7,609,070
Power Assets Holdings Ltd.	3,854,500	34,275,035
Prosperity REIT[a]	5,495,000	2,402,739
Regal REIT[a]	699,000	219,849
Regina Miracle International Holdings Ltd.[a,d]	956,000	860,485
Sa Sa International Holdings Ltd.	3,424,000	1,488,420
Sands China Ltd.	6,606,000	39,358,380
Shangri-La Asia Ltd.	3,680,000	9,362,970
Shun Tak Holdings Ltd.	4,210,000	1,813,948
Sino Land Co. Ltd.	8,782,000	16,190,916
SITC International Holdings Co. Ltd.[a]	4,189,000	4,820,206

Security	Shares	Value
SJM Holdings Ltd.[a]	5,545,000	$5,543,972
SmarTone Telecommunications Holdings Ltd.[a]	1,159,500	1,350,523
Sun Hung Kai Properties Ltd.	3,940,000	68,458,662
Sunlight REIT	1,795,000	1,255,349
Swire Pacific Ltd. Class A	1,188,000	11,885,392
Swire Properties Ltd.	3,419,400	11,956,938
Techtronic Industries Co. Ltd.	3,957,000	26,358,246
Television Broadcasts Ltd.	926,500	3,304,931
Texwinca Holdings Ltd.[a]	1,624,000	888,674
Town Health International Medical Group Ltd.[a,c]	8,412,000	709,833
United Laboratories International Holdings Ltd. (The)[a,b]	2,080,000	1,821,657
Value Partners Group Ltd.[a]	3,838,000	4,897,204
VTech Holdings Ltd.	487,200	6,739,804
WH Group Ltd.[d]	24,486,500	30,336,342
Wharf Holdings Ltd. (The)	3,279,000	13,436,377
Wharf Real Estate Investment Co. Ltd.[b]	3,222,000	22,265,577
Wheelock & Co. Ltd.	2,104,000	16,476,485
Wynn Macau Ltd.	4,504,000	15,893,524
Xinyi Glass Holdings Ltd.	5,232,000	7,960,263
Yue Yuen Industrial Holdings Ltd.	2,168,500	9,786,938

		1,690,227,528
IRELAND — 0.56%
AIB Group PLC	2,187,561	15,301,746
Bank of Ireland Group PLC[b]	2,601,213	25,470,033
C&C Group PLC	910,454	3,419,608
Cairn Homes PLC[b]	1,094,478	2,661,447
CRH PLC	2,246,068	83,717,362
Dalata Hotel Group PLC[b]	554,356	4,039,947
Glanbia PLC	561,112	9,625,306
Green REIT PLC	1,828,101	3,625,553
Hibernia REIT PLC	2,026,837	3,868,198
Irish Continental Group PLC	482,474	3,455,993
Kerry Group PLC Class A	439,962	46,998,105
Kingspan Group PLC	436,193	20,214,019
Origin Enterprises PLC	341,378	2,572,894
Paddy Power Betfair PLC	219,660	25,558,120
Ryanair Holdings PLC ADR[b]	80,897	9,926,871

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Smurfit Kappa Group PLC	664,217	$23,383,698

		283,838,900
ISRAEL — 0.62%
Airport City Ltd.[b]	243,109	3,148,199
Alony Hetz Properties & Investments Ltd.	330,260	3,484,577
Azrieli Group Ltd.	126,981	6,937,204
Bank Hapoalim BM	2,959,413	22,216,643
Bank Leumi Le-Israel BM	4,076,217	25,137,927
Bezeq The Israeli Telecommunication Corp. Ltd.	5,901,619	9,769,403
Caesarstone Ltd.[b]	82,391	1,746,689
Cellcom Israel Ltd.[b]	167,849	1,572,123
Check Point Software Technologies Ltd.[a,b]	360,568	37,286,337
Clal Insurance Enterprises Holdings Ltd.[b]	106,303	2,079,550
CyberArk Software Ltd.[a,b]	113,766	4,923,793
Delek Automotive Systems Ltd.	142,871	1,114,026
Delek Group Ltd.	14,653	2,591,056
El Al Israel Airlines	1,795,366	742,344
Elbit Systems Ltd.	72,293	10,947,510
First International Bank of Israel Ltd.	188,458	4,266,431
Frutarom Industries Ltd.	115,217	12,051,818
Gazit-Globe Ltd.	297,843	3,125,950
Harel Insurance Investments & Financial Services Ltd.	427,318	3,546,260
Israel Chemicals Ltd.	1,517,749	6,413,525
Israel Corp. Ltd. (The)[b]	11,710	2,269,132
Israel Discount Bank Ltd. Class Ab	3,476,079	10,438,125
Ituran Location and Control Ltd.	87,996	3,071,060
Kenon Holdings Ltd./Singapore[a,b]	66,729	1,993,984
Mazor Robotics Ltd.[b]	131,205	4,247,685
Melisron Ltd.	56,106	2,522,228
Migdal Insurance & Financial Holding Ltd.	1,532,768	1,847,358
Mizrahi Tefahot Bank Ltd.	419,555	8,197,692
Nice Ltd.	177,629	16,262,213
Oil Refineries Ltd.	6,596,293	3,135,565

Security	Shares	Value
Orbotech Ltd.[b]	145,243	$7,735,642
Partner Communications Co. Ltd.[b]	374,944	2,133,050
Paz Oil Co. Ltd.	26,040	4,505,322
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,154	2,186,683
Shikun & Binui Ltd.	736,604	1,806,895
Shufersal Ltd.	391,801	2,832,144
SodaStream International Ltd.[a,b]	62,743	4,933,482
Strauss Group Ltd.	149,603	3,384,614
Teva Pharmaceutical Industries Ltd. ADR[a]	2,499,597	51,016,775
Tower Semiconductor Ltd.[b]	286,329	10,025,424
Wix.com Ltd.[a,b]	107,073	6,536,807

		314,183,245
ITALY — 2.67%
A2A SpA	4,467,305	8,603,717
ACEA SpA	193,451	3,749,830
Amplifon SpA	290,951	5,186,693
Anima Holding SpA[d]	700,125	5,891,583
Assicurazioni Generali SpA	3,385,269	67,348,689
Astaldi SpA[a]	229,217	785,255
ASTM SpA	144,864	3,943,147
Atlantia SpA	1,279,897	42,539,452
Autogrill SpA	388,620	5,427,025
Azimut Holding SpA	320,795	7,329,224
Banca Generali SpA	163,874	6,157,047
Banca IFIS SpA	72,328	3,449,129
Banca Mediolanum SpA	689,996	6,790,546
Banca Monte dei Paschi di Siena SpA[b]	796,953	3,752,801
Banca Popolare di Sondrio SCPA	1,459,988	5,911,037
Banco BPM SpA[b]	4,197,328	16,018,500
Beni Stabili SpA SIIQ	3,461,905	3,215,095
BPER Banca	1,360,548	7,960,961
Brembo SpA	458,314	7,422,283
Buzzi Unicem SpA	260,156	7,664,715
Cerved Information Solutions SpA	608,809	8,608,113
CIR-Compagnie Industriali Riunite SpA	1,246,699	1,813,993
CNH Industrial NV	2,803,763	41,616,581

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Credito Emiliano SpA	280,416	$2,721,268
Credito Valtellinese SpA[a,b]	39,196	524,417
Danieli & C Officine Meccaniche SpA	52,226	1,499,646
Danieli & C Officine Meccaniche SpA RSP	85,047	1,690,920
Davide Campari-Milano SpA	1,634,812	13,054,399
De’ Longhi SpA	170,050	5,740,860
DiaSorin SpA	65,417	6,352,399
Ei Towers SpA	51,786	3,174,012
Enav SpA[d]	708,198	3,717,751
Enel SpA	22,363,950	142,364,091
Eni SpA	6,936,481	125,175,325
ERG SpA	178,265	3,701,969
EXOR NV	297,092	23,027,777
Ferrari NV	345,057	41,283,265
Fiat Chrysler Automobiles NVb	2,998,720	72,703,351
FinecoBank Banca Fineco SpA	1,234,036	15,388,382
Geox SpA[a]	431,117	1,476,927
Hera SpA	2,246,391	8,227,421
Industria Macchine Automatiche SpA	56,920	4,995,477
Infrastrutture Wireless Italiane SpA[d]	767,948	5,572,612
Interpump Group SpA	225,705	8,165,238
Intesa Sanpaolo SpA	36,707,887	144,526,081
Iren SpA	1,982,202	6,444,949
Italgas SpA	1,567,731	9,714,230
Leonardo SpA	565,767	6,850,700
Luxottica Group SpA	460,101	29,690,259
MARR SpA	138,509	3,844,362
Mediaset SpA[b]	1,302,724	5,196,426
Mediobanca Banca di Credito Finanziario SpA	1,631,782	19,905,110
Moncler SpA	481,109	15,906,530
OVS SpA[d]	613,789	4,564,829
Piaggio & C SpA	754,843	2,286,921
Poste Italiane SpA[d]	1,509,931	12,534,965
Prysmian SpA	565,714	19,972,288
Recordati SpA	320,295	14,631,610
Reply SpA	71,439	4,654,447
Safilo Group SpA[a,b]	141,763	838,856
Saipem SpA[b]	1,654,945	7,774,476
Salini Impregilo SpA[a]	626,281	2,529,375
Salvatore Ferragamo SpA[a]	137,879	3,892,146

Security	Shares	Value
Saras SpA	1,469,798	$3,220,732
Snam SpA	6,280,546	30,662,228
Societa Cattolica di Assicurazioni SC	453,432	5,665,577
Societa Iniziative Autostradali e Servizi SpA	231,632	4,374,504
Telecom Italia SpA/Milano[b]	31,543,215	28,496,715
Tenaris SA	1,337,301	23,364,855
Terna Rete Elettrica Nazionale SpA	3,941,823	23,806,238
Tod’s SpA[a]	37,693	2,852,581
UniCredit SpA[b]	5,470,371	120,933,969
Unione di Banche Italiane SpA[a]	2,936,939	15,264,067
Unipol Gruppo SpA	1,203,713	6,659,395
UnipolSai Assicurazioni SpA	3,154,782	8,178,478
Yoox Net-A-Porter Group SpA[a,b]	163,798	7,723,347

		1,358,704,169
JAPAN — 24.81%
77 Bank Ltd. (The)	189,100	4,944,266
ABC-Mart Inc.	91,500	5,951,628
Acom Co. Ltd.[a,b]	1,361,900	5,938,935
Activia Properties Inc.	1,651	7,343,324
Adastria Co. Ltd.	71,800	1,531,970
ADEKA Corp.	268,600	4,749,192
Advance Residence Investment Corp.	3,371	8,647,153
Advantest Corp.	451,100	9,596,026
Aeon Co. Ltd.	1,693,900	28,825,242
Aeon Delight Co. Ltd.	65,800	2,402,208
AEON Financial Service Co. Ltd.	319,300	7,959,464
Aeon Mall Co. Ltd.	316,200	6,955,212
AEON REIT Investment Corp.	4,748	5,197,985
Ai Holdings Corp.	123,100	3,288,531
Aica Kogyo Co. Ltd.	168,500	6,498,878
Aichi Steel Corp.	35,800	1,469,323
Aida Engineering Ltd.	197,200	2,778,559
Aiful Corp.[a,b]	1,219,200	4,411,928
Ain Holdings Inc.	74,800	4,563,859
Air Water Inc.	418,700	8,941,319
Aisin Seiki Co. Ltd.	487,200	28,431,716
Ajinomoto Co. Inc.	1,509,500	28,625,945

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Akebono Brake Industry Co. Ltd.[b]	401,600	$1,181,014
Alfresa Holdings Corp.	553,100	13,473,436
Alpine Electronics Inc.	133,400	3,012,514
Alps Electric Co. Ltd.	554,500	15,950,987
Amada Holdings Co. Ltd.	960,200	14,215,411
Amano Corp.	190,100	5,161,984
ANA Holdings Inc.	391,000	15,904,356
Anritsu Corp.	430,000	5,522,972
AOKI Holdings Inc.	98,400	1,489,229
Aoyama Trading Co. Ltd.	129,000	5,069,946
Aozora Bank Ltd.	338,300	13,698,740
Arcs Co. Ltd.	107,600	2,498,887
Ariake Japan Co. Ltd.	62,100	5,381,943
Asahi Diamond Industrial Co. Ltd.	220,500	2,716,985
Asahi Glass Co. Ltd.	574,500	25,210,526
Asahi Group Holdings Ltd.	1,075,500	54,102,611
Asahi Holdings Inc.	86,200	1,708,127
Asahi Intecc Co. Ltd.	250,600	9,722,789
Asahi Kasei Corp.	3,665,000	47,829,165
Asics Corp.	462,500	7,609,821
ASKUL Corp.[a]	72,000	2,407,586
Astellas Pharma Inc.	5,663,800	74,718,263
Atom Corp.[a]	463,300	4,070,402
Autobacs Seven Co. Ltd.	213,500	4,261,981
Avex Inc.	139,400	2,079,091
Awa Bank Ltd. (The)	455,000	2,888,690
Azbil Corp.	199,700	9,275,608
Bandai Namco Holdings Inc.	562,300	18,338,949
Bando Chemical Industries Ltd.	57,300	677,175
Bank of Iwate Ltd. (The)	20,000	815,354
Bank of Kyoto Ltd. (The)	170,400	9,538,216
Bank of Nagoya Ltd. (The)	23,200	891,613
Bank of Okinawa Ltd. (The)	43,200	1,735,440
Bank of Saga Ltd. (The)	16,700	388,144
Bank of the Ryukyus Ltd.	80,200	1,246,845
Benesse Holdings Inc.	197,100	7,403,326
Bic Camera Inc.	279,500	4,299,212
BML Inc.	79,200	2,136,089
Bridgestone Corp.	1,777,400	86,399,014
Broadleaf Co. Ltd.	192,000	1,963,007
Brother Industries Ltd.	659,400	16,860,294
Calbee Inc.	220,000	7,739,453

Security	Shares	Value
Canon Electronics Inc.	90,100	$2,340,924
Canon Inc.	2,895,800	115,375,697
Canon Marketing Japan Inc.	157,500	4,320,049
Capcom Co. Ltd.	125,200	4,765,755
Casio Computer Co. Ltd.	538,100	8,158,632
Cawachi Ltd.	53,700	1,307,632
Central Glass Co. Ltd.	107,000	2,391,828
Central Japan Railway Co.	392,700	74,291,191
Chiba Bank Ltd. (The)	1,870,000	16,172,232
Chiyoda Co. Ltd.	41,700	1,032,615
Chiyoda Corp.[a]	461,400	4,379,189
Chofu Seisakusho Co. Ltd.	23,500	547,914
Chubu Electric Power Co. Inc.	1,774,800	22,267,313
Chugai Pharmaceutical Co. Ltd.	625,300	33,053,740
Chugoku Bank Ltd. (The)	489,300	6,414,624
Chugoku Electric Power Co. Inc. (The)	781,000	8,636,040
Ci:z Holdings Co. Ltd.	88,000	4,675,920
Citizen Watch Co. Ltd.	902,400	6,894,797
CKD Corp.	157,900	4,268,819
Coca-Cola Bottlers Japan Holdings Inc.	353,450	12,482,706
Cocokara fine Inc.	58,900	3,518,190
COLOPL Inc.[a]	160,200	1,397,191
Colowide Co. Ltd.	179,100	3,593,321
Comforia Residential REIT Inc.	1,788	3,919,824
COMSYS Holdings Corp.	309,700	8,653,612
Concordia Financial Group Ltd.	3,441,800	20,842,195
Cosel Co. Ltd.	87,900	1,483,320
Cosmo Energy Holdings Co. Ltd.	155,700	6,097,911
Cosmos Pharmaceutical Corp.	25,400	4,532,930
Create SD Holdings Co. Ltd.	80,500	1,951,381
Credit Saison Co. Ltd.	451,400	8,200,506
CyberAgent Inc.[a]	282,600	12,232,926
CYBERDYNE Inc.[a,b]	372,500	6,442,948
Dai Nippon Printing Co. Ltd.	744,800	16,580,679
Dai-ichi Life Holdings Inc.	2,980,800	62,412,335
Daibiru Corp.	135,900	1,715,636
Daicel Corp.	792,500	9,598,140
Daido Steel Co. Ltd.	74,100	4,371,802
Daifuku Co. Ltd.	278,400	18,618,662
Daihen Corp.	307,000	2,930,640
Daiichi Sankyo Co. Ltd.	1,570,800	52,813,302

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Daiichikosho Co. Ltd.	108,200	$5,888,031
Daikin Industries Ltd.	668,500	80,197,952
Daikyo Inc.	102,300	2,162,119
Daikyonishikawa Corp.	129,300	2,102,583
Daio Paper Corp.[a]	190,300	2,597,655
Daiseki Co. Ltd.	104,900	3,132,921
Daishi Bank Ltd. (The)	68,300	3,228,693
Daito Trust Construction Co. Ltd.	187,600	32,766,195
Daiwa House Industry Co. Ltd.	1,554,000	61,288,718
Daiwa House REIT Investment Corp.	4,113	10,105,873
Daiwa Office Investment Corp.	888	5,125,189
Daiwa Securities Group Inc.	4,412,000	31,616,201
Daiwabo Holdings Co. Ltd.	54,800	2,434,886
DCM Holdings Co. Ltd.	314,100	3,107,764
DeNA Co. Ltd.	294,900	6,384,029
Denka Co. Ltd.	244,600	9,736,494
Denso Corp.	1,304,900	81,565,963
Dentsu Inc.	595,600	26,654,812
DIC Corp.	230,800	9,092,025
Digital Garage Inc.	115,100	3,827,704
Dip Corp.	108,100	3,436,462
Disco Corp.	80,300	18,788,530
DMG Mori Co. Ltd.	304,300	6,927,630
Don Quijote Holdings Co. Ltd.	331,800	18,390,271
Doshisha Co. Ltd.	62,800	1,475,143
Doutor Nichires Holdings Co. Ltd.	109,500	2,599,189
Dowa Holdings Co. Ltd.	132,100	5,494,334
DTS Corp.	76,500	2,792,840
Duskin Co. Ltd.	124,800	3,233,332
Earth Chemical Co. Ltd.	45,700	2,386,423
East Japan Railway Co.	886,000	88,027,759
Ebara Corp.	270,400	11,073,135
EDION Corp.[a]	221,900	2,835,880
Eighteenth Bank Ltd. (The)	215,000	584,994
Eisai Co. Ltd.	743,700	42,453,343
Eizo Corp.	61,300	2,880,940
Electric Power Development Co. Ltd.	401,900	11,395,543
en-japan Inc.	82,500	4,398,791
Enplas Corp.	36,600	1,379,772
EPS Holdings Inc.	105,700	2,561,280
Euglena Co. Ltd.[a,b]	394,200	3,846,118

Security	Shares	Value
Exedy Corp.	90,500	$3,163,002
Ezaki Glico Co. Ltd.	126,400	6,438,404
FamilyMart UNY Holdings Co. Ltd.	225,700	15,094,224
Fancl Corp.	126,600	3,983,977
FANUC Corp.	529,200	142,899,272
Fast Retailing Co. Ltd.	145,000	64,679,126
FCC Co. Ltd.	101,400	2,712,546
Fields Corp.[a]	56,600	624,827
Financial Products Group Co. Ltd.	239,000	3,634,648
Foster Electric Co. Ltd.	70,600	2,082,653
FP Corp.[a]	65,200	3,434,566
France Bed Holdings Co. Ltd.	77,500	739,110
Frontier Real Estate Investment Corp.	1,106	4,620,366
Fuji Co. Ltd./Ehime	47,700	1,007,706
Fuji Electric Co. Ltd.	1,542,000	12,685,777
Fuji Kyuko Co. Ltd.[a]	62,700	1,852,480
Fuji Machine Manufacturing Co. Ltd.	211,100	4,448,078
Fuji Oil Holdings Inc.	162,500	4,942,513
Fuji Seal International Inc.[a]	130,900	4,539,018
Fuji Soft Inc.	86,400	2,972,214
FUJIFILM Holdings Corp.	1,133,400	43,506,445
Fujikura Ltd.	723,500	7,078,906
Fujimi Inc.	66,300	1,582,867
Fujitec Co. Ltd.	192,100	2,638,064
Fujitsu General Ltd.	173,400	3,426,538
Fujitsu Ltd.	5,413,000	39,865,427
Fujiya Co. Ltd.	54,300	1,268,517
Fukuoka Financial Group Inc.	2,163,000	12,523,622
Fukuoka REIT Corp.	1,706	2,866,386
Fukuyama Transporting Co. Ltd.	80,200	3,093,234
Funai Electric Co. Ltd.[a]	99,800	757,037
Furukawa Co. Ltd.	101,900	2,310,499
Furukawa Electric Co. Ltd.	190,900	10,458,357
Futaba Corp.	116,000	2,567,505
Fuyo General Lease Co. Ltd.	55,300	4,058,018
Geo Holdings Corp.	108,000	2,201,457
Global One Real Estate Investment Corp.	630	2,383,675
Glory Ltd.	166,400	6,494,105
GLP J-REIT	6,929	8,036,383

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
GMO Internet Inc.[a]	221,100	$4,022,762
GMO Payment Gateway Inc.[a]	52,200	4,586,121
Goldcrest Co. Ltd.[a]	56,000	1,239,998
Gree Inc.	346,800	2,249,410
GS Yuasa Corp.	1,069,000	5,738,940
GungHo Online Entertainment Inc.[a]	1,286,500	3,700,802
Gunma Bank Ltd. (The)	1,134,000	6,825,505
Gunze Ltd.	51,600	3,200,330
Gurunavi Inc.	90,600	1,131,307
H2O Retailing Corp.	271,100	5,471,424
Hachijuni Bank Ltd. (The)	1,176,300	6,961,567
Hakuhodo DY Holdings Inc.	654,700	9,824,549
Hamamatsu Photonics KK	418,900	15,465,778
Hankyu Hanshin Holdings Inc.	657,800	26,485,557
Hankyu REIT Inc.	1,553	1,917,864
Hanwa Co. Ltd.	102,700	4,977,170
Harmonic Drive Systems Inc.[a]	85,600	5,889,387
Haseko Corp.	808,400	12,619,794
Hazama Ando Corp.	544,600	4,485,323
Heiwa Corp.	162,500	3,251,340
Heiwa Real Estate Co. Ltd.	107,600	2,117,400
Heiwa Real Estate REIT Inc.	2,347	2,158,754
Heiwado Co. Ltd.	85,100	1,859,406
Hibiya Engineering Ltd.	30,000	620,860
Hikari Tsushin Inc.	66,600	9,670,743
Hino Motors Ltd.	690,300	9,125,582
Hirata Corp.[a]	26,200	2,885,108
Hirose Electric Co. Ltd.	81,800	12,252,577
Hiroshima Bank Ltd. (The)	777,800	6,498,590
HIS Co. Ltd.[a]	123,800	4,468,618
Hisamitsu Pharmaceutical Co. Inc.	173,500	11,921,121
Hitachi Capital Corp.	155,100	4,269,850
Hitachi Chemical Co. Ltd.	288,300	7,350,455
Hitachi Construction Machinery Co. Ltd.	298,100	13,340,832
Hitachi High-Technologies Corp.	189,200	8,874,573
Hitachi Kokusai Electric Inc.	155,100	4,419,046
Hitachi Ltd.	13,214,000	104,883,969
Hitachi Metals Ltd.	583,400	7,926,180
Hitachi Transport System Ltd.	126,800	3,283,987
Hitachi Zosen Corp.	550,300	2,979,500
Hogy Medical Co. Ltd.	34,700	2,629,005

Security	Shares	Value
Hokkaido Electric Power Co. Inc.	503,500	$3,279,634
Hokkoku Bank Ltd. (The)	65,700	2,768,723
Hokuetsu Bank Ltd. (The)	29,600	679,562
Hokuetsu Kishu Paper Co. Ltd.	424,500	2,780,610
Hokuhoku Financial Group Inc.	326,900	4,890,547
Hokuriku Electric Power Co.[a]	469,700	3,838,325
Hokuto Corp.	93,400	1,724,163
Honda Motor Co. Ltd.	4,705,800	164,943,345
Horiba Ltd.	108,400	6,961,513
Hoshino Resorts REIT Inc.	840	4,409,509
Hoshizaki Corp.	144,900	13,686,217
Hosiden Corp.	172,400	2,860,303
House Foods Group Inc.	187,600	6,522,303
Hoya Corp.	1,066,100	54,391,562
Hulic Co. Ltd.	863,900	10,937,747
Hulic Reit Inc.	3,087	4,841,687
Hyakugo Bank Ltd. (The)	624,500	3,140,951
Hyakujushi Bank Ltd. (The)	469,000	1,645,614
Ibiden Co. Ltd.	312,000	4,836,279
IBJ Leasing Co. Ltd.	89,100	2,336,982
Ichibanya Co. Ltd.[a]	53,200	2,183,464
Ichigo Inc.[a]	812,800	3,358,278
Ichigo Office REIT Investment	4,211	3,159,552
Idec Corp./Japan	115,800	3,373,588
Idemitsu Kosan Co. Ltd.	375,300	14,027,979
IDOM Inc.	199,600	1,395,216
IHI Corp.	431,200	14,418,762
Iida Group Holdings Co. Ltd.	436,200	8,635,685
Iino Kaiun Kaisha Ltd.	410,800	2,329,579
Inaba Denki Sangyo Co. Ltd.	74,600	3,506,005
Inabata & Co. Ltd.	111,500	1,690,555
Industrial & Infrastructure Fund Investment Corp.	4,107	4,695,649
Inpex Corp.	2,667,000	34,670,633
Internet Initiative Japan Inc.	96,800	2,104,406
Invesco Office J-Reit Inc.	3,048	3,468,110
Invincible Investment Corp.	12,351	5,725,442
Iriso Electronics Co. Ltd.	59,400	3,754,844
Iseki & Co. Ltd.	63,100	1,634,224
Isetan Mitsukoshi Holdings Ltd.	950,700	11,366,071
Ishihara Sangyo Kaisha Ltd.[b]	132,500	2,500,573
Istyle Inc.[a]	146,200	1,474,657
Isuzu Motors Ltd.	1,554,100	26,182,858
Ito En Ltd.	152,100	6,277,408

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
ITOCHU Corp.	4,130,200	$80,935,347
ITOCHU Enex Co. Ltd.	125,400	1,171,802
Itochu Techno-Solutions Corp.	144,400	6,336,641
Itoham Yonekyu Holdings Inc.	407,400	3,739,772
Iwatani Corp.	128,700	4,439,151
Iyo Bank Ltd. (The)	690,900	5,677,590
Izumi Co. Ltd.	101,000	6,412,258
J Front Retailing Co. Ltd.	679,500	12,425,285
J Trust Co. Ltd.[a]	213,700	1,468,325
J-Oil Mills Inc.	26,300	944,492
Jaccs Co. Ltd.	94,100	2,422,436
Jafco Co. Ltd.	91,700	5,191,755
Japan Airlines Co. Ltd.	371,000	13,979,415
Japan Airport Terminal Co. Ltd.	127,000	4,898,264
Japan Aviation Electronics Industry Ltd.	150,000	2,516,147
Japan Display Inc.[a,b]	1,277,500	2,773,739
Japan Excellent Inc.	3,689	4,697,641
Japan Exchange Group Inc.	1,448,200	26,017,317
Japan Hotel REIT Investment Corp.	12,408	9,196,163
Japan Lifeline Co. Ltd.	134,100	3,434,965
Japan Logistics Fund Inc.	2,438	4,598,820
Japan Petroleum Exploration Co. Ltd.	99,800	2,752,032
Japan Post Bank Co. Ltd.	1,116,600	15,068,039
Japan Post Holdings Co. Ltd.	4,279,400	51,044,650
Japan Prime Realty Investment Corp.	2,190	7,744,400
Japan Real Estate Investment Corp.	3,203	16,461,756
Japan Rental Housing Investments Inc.	5,048	3,986,419
Japan Retail Fund Investment Corp.	7,149	14,244,950
Japan Securities Finance Co. Ltd.	469,100	2,797,711
Japan Steel Works Ltd. (The)	182,700	5,699,175
Japan Tobacco Inc.	2,985,700	98,798,483
JFE Holdings Inc.	1,418,800	33,645,401
JGC Corp.	569,700	12,296,397
JINS Inc.[a]	41,500	1,904,768
Joyful Honda Co. Ltd.	71,900	2,391,068
JSP Corp.	41,400	1,378,673

Security	Shares	Value
JSR Corp.	539,000	$12,759,617
JTEKT Corp.	614,200	10,938,618
Juroku Bank Ltd. (The)	75,800	2,201,328
JVC Kenwood Corp.	746,000	2,877,248
JXTG Holdings Inc.	8,588,650	56,950,803
K’s Holdings Corp.	205,800	5,741,020
kabu.com Securities Co. Ltd.	843,400	3,021,111
Kadokawa Dwango[b]	156,400	1,970,134
Kagome Co. Ltd.	250,500	9,328,776
Kajima Corp.	2,452,000	24,238,083
Kakaku.com Inc.	403,500	7,064,161
Kaken Pharmaceutical Co. Ltd.	100,700	5,276,936
Kamigumi Co. Ltd.	322,900	7,081,880
Kanamoto Co. Ltd.	87,700	2,703,591
Kandenko Co. Ltd.	268,300	2,956,941
Kaneka Corp.	787,000	7,296,450
Kanematsu Corp.	262,500	3,580,803
Kansai Electric Power Co. Inc. (The)	1,965,800	24,375,524
Kansai Paint Co. Ltd.	573,100	14,149,645
Kansai Urban Banking Corp.	57,700	749,035
Kanto Denka Kogyo Co. Ltd.[a]	143,600	1,689,180
Kao Corp.	1,353,900	93,807,390
Kappa Create Co. Ltd.[a,b]	99,400	1,136,468
Kato Sangyo Co. Ltd.	80,000	2,858,321
Kato Works Co. Ltd.	52,700	1,663,245
Kawasaki Heavy Industries Ltd.	418,000	17,232,376
Kawasaki Kisen Kaisha Ltd.[a,b]	244,600	6,482,780
KDDI Corp.	4,931,900	124,387,529
Keihan Holdings Co. Ltd.	234,100	7,399,066
Keihin Corp.	118,900	2,462,855
Keikyu Corp.	632,100	12,450,323
Keio Corp.	301,400	14,303,074
Keisei Electric Railway Co. Ltd.	410,600	13,899,198
Keiyo Bank Ltd. (The)	618,000	2,955,394
Kenedix Inc.	808,600	5,141,023
Kenedix Office Investment Corp.	1,055	6,659,292
Kenedix Residential Investment Corp.	1,198	3,429,756
Kenedix Retail REIT Corp.	1,555	3,513,014
Kewpie Corp.	287,100	8,193,088
KEY Coffee Inc.[a]	59,900	1,167,763
Keyence Corp.	265,300	161,457,368

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Kikkoman Corp.	422,900	$17,473,125
Kinden Corp.	411,300	6,854,058
Kintetsu Group Holdings Co. Ltd.	491,700	19,414,841
Kintetsu World Express Inc.	115,300	2,536,167
Kirin Holdings Co. Ltd.	2,392,500	59,639,893
Kisoji Co. Ltd.	71,600	1,762,532
Kissei Pharmaceutical Co. Ltd.	88,100	2,489,932
Kitz Corp.	260,200	2,238,356
Kiyo Bank Ltd. (The)	163,200	2,715,141
Koa Corp.	108,400	2,625,712
Kobayashi Pharmaceutical Co. Ltd.	149,800	9,922,166
Kobe Steel Ltd.[b]	850,300	8,818,099
Koei Tecmo Holdings Co. Ltd.	127,800	2,826,341
Kohnan Shoji Co. Ltd.	91,200	2,289,295
Koito Manufacturing Co. Ltd.	308,300	21,663,332
Kokuyo Co. Ltd.	259,400	4,809,909
Komatsu Ltd.	2,532,500	98,256,035
Komeri Co. Ltd.	81,600	2,351,079
Komori Corp.	147,500	1,958,018
Konami Holdings Corp.	258,500	14,777,518
Konica Minolta Inc.	1,315,900	13,092,093
Konishi Co. Ltd.	78,700	1,432,613
Kose Corp.	85,700	14,760,295
Kotobuki Spirits Co. Ltd.	62,200	3,783,684
Kubota Corp.	2,942,300	59,759,783
Kumagai Gumi Co. Ltd.	119,700	3,377,546
Kumiai Chemical Industry Co. Ltd.	272,527	1,765,165
Kurabo Industries Ltd.	574,000	1,856,278
Kuraray Co. Ltd.	998,000	18,651,642
Kureha Corp.	59,100	4,244,826
Kurita Water Industries Ltd.	283,200	9,262,278
Kusuri no Aoki Holdings Co. Ltd.[a]	40,100	2,101,342
KYB Corp.	66,600	4,332,005
Kyocera Corp.	880,200	58,470,342
Kyoei Steel Ltd.[a]	71,600	1,305,336
Kyokuto Kaihatsu Kogyo Co. Ltd.	91,000	1,586,487
KYORIN Holdings Inc.	140,500	2,672,145
Kyoritsu Maintenance Co. Ltd.	94,100	3,883,656
Kyowa Exeo Corp.[a]	248,700	6,443,348
Kyowa Hakko Kirin Co. Ltd.	755,700	14,780,995

Security	Shares	Value
Kyudenko Corp.	129,100	$5,913,609
Kyushu Electric Power Co. Inc.	1,168,000	12,776,254
Kyushu Financial Group Inc.	1,056,300	6,319,123
Kyushu Railway Co.	450,600	14,468,902
LaSalle Logiport REIT	4,518	4,879,962
Lasertec Corp.	120,400	4,296,258
Lawson Inc.	134,900	9,120,627
Leopalace21 Corp.	785,500	6,512,551
Lifull Co. Ltd.	174,600	1,484,392
LINE Corp.[b]	129,500	6,133,617
Lintec Corp.	136,600	3,904,466
Lion Corp.	623,300	11,683,128
LIXIL Group Corp.	744,700	20,910,682
M3 Inc.	597,400	21,837,076
Mabuchi Motor Co. Ltd.	132,700	7,853,438
Maeda Corp.	404,600	5,534,037
Maeda Road Construction Co. Ltd.	194,000	4,320,590
Makino Milling Machine Co. Ltd.	307,000	3,450,955
Makita Corp.	605,800	28,526,517
Mandom Corp.	135,800	4,839,558
Mani Inc.	72,000	2,536,210
Mars Engineering Corp.	12,600	279,923
Marubeni Corp.	4,562,100	34,196,420
Marudai Food Co. Ltd.	237,000	1,081,270
Maruha Nichiro Corp.	128,100	3,772,997
Marui Group Co. Ltd.	573,100	10,427,160
Maruichi Steel Tube Ltd.	148,400	4,459,273
Maruwa Co. Ltd./Aichi	35,000	3,126,288
Matsui Securities Co. Ltd.	421,500	3,996,633
Matsumotokiyoshi Holdings Co. Ltd.	224,700	9,211,969
Matsuya Co. Ltd.[a]	111,500	1,582,277
Maxell Holdings Ltd.	125,300	2,885,843
Mazda Motor Corp.	1,559,800	21,856,205
McDonald’s Holdings Co. Japan Ltd.	200,200	9,005,378
MCUBS MidCity Investment Corp.	4,031	2,895,244
Mebuki Financial Group Inc.	3,026,310	13,723,819
Medipal Holdings Corp.	488,400	9,557,257
Megachips Corp.[a]	53,600	2,035,381
MEGMILK SNOW BRAND Co. Ltd.	142,800	4,114,388

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Meidensha Corp.	570,000	$2,375,979
MEIJI Holdings Co. Ltd.	327,700	27,409,656
Meitec Corp.	78,900	4,329,724
Melco Holdings Inc.	24,800	857,679
Menicon Co. Ltd.	88,500	2,671,499
Micronics Japan Co. Ltd.[a]	104,700	1,171,167
Milbon Co. Ltd.	93,400	3,101,782
Minato Bank Ltd. (The)	20,100	380,621
MINEBEA MITSUMI Inc.	1,079,859	24,405,773
Miraca Holdings Inc.	161,900	7,416,060
Mirait Holdings Corp.	200,800	2,959,894
Misawa Homes Co. Ltd.	69,600	610,845
MISUMI Group Inc.	810,900	24,403,889
Mitsuba Corp.	95,200	1,338,757
Mitsubishi Chemical Holdings Corp.	4,102,000	44,513,023
Mitsubishi Corp.	4,131,900	115,453,209
Mitsubishi Electric Corp.	5,292,700	96,612,201
Mitsubishi Estate Co. Ltd.	3,396,000	64,976,831
Mitsubishi Gas Chemical Co. Inc.	515,700	14,551,381
Mitsubishi Heavy Industries Ltd.	868,400	32,634,115
Mitsubishi Logistics Corp.	162,900	4,256,248
Mitsubishi Materials Corp.	289,400	10,724,410
Mitsubishi Motors Corp.	1,903,100	14,104,786
Mitsubishi Pencil Co. Ltd.	118,700	2,643,577
Mitsubishi Shokuhin Co. Ltd.	27,500	818,790
Mitsubishi Steel Manufacturing Co. Ltd.	47,700	1,227,951
Mitsubishi Tanabe Pharma Corp.	645,000	13,183,042
Mitsubishi UFJ Financial Group Inc.	32,628,800	245,354,945
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,281,160	8,262,898
Mitsui & Co. Ltd.	4,648,100	81,503,031
Mitsui Chemicals Inc.	516,700	16,212,702
Mitsui Engineering & Shipbuilding Co. Ltd.	213,500	3,788,645
Mitsui Fudosan Co. Ltd.	2,424,300	63,464,223
Mitsui Fudosan Logistics Park Inc.[a]	790	2,728,505
Mitsui Mining & Smelting Co. Ltd.	159,700	8,924,648

Security	Shares	Value
Mitsui OSK Lines Ltd.	307,700	$11,022,005
Mitsui Sugar Co. Ltd.	64,300	2,736,233
Mitsui-Soko Holdings Co. Ltd.[b]	527,000	1,776,703
Miura Co. Ltd.	254,800	7,247,987
Mixi Inc.	131,000	5,778,618
Miyazaki Bank Ltd. (The)	26,700	862,237
Mizuho Financial Group Inc.	66,274,800	124,650,419
Mochida Pharmaceutical Co. Ltd.	41,500	3,186,020
Modec Inc.	52,700	1,460,469
Monex Group Inc.	645,500	2,389,098
MonotaRO Co. Ltd.[a]	179,500	5,665,132
Mori Hills REIT Investment Corp.	4,434	5,569,158
Mori Trust Sogo REIT Inc.	2,585	3,857,785
Morinaga & Co. Ltd./Japan	112,000	5,817,782
Morinaga Milk Industry Co. Ltd.	108,000	5,085,612
Morita Holdings Corp.	73,600	1,348,541
MOS Food Services Inc.	90,500	2,744,309
MS&AD Insurance Group Holdings Inc.	1,285,700	43,710,620
Murata Manufacturing Co. Ltd.	523,600	77,277,230
Musashi Seimitsu Industry Co. Ltd.	73,300	2,336,897
Musashino Bank Ltd. (The)	66,700	2,340,351
Nabtesco Corp.	311,100	14,677,889
Nachi-Fujikoshi Corp.	565,000	3,928,679
Nagaileben Co. Ltd.	36,600	936,837
Nagase & Co. Ltd.	307,200	5,586,478
Nagoya Railroad Co. Ltd.	506,400	13,310,078
Nakanishi Inc.	49,600	2,694,590
Nankai Electric Railway Co. Ltd.	297,400	7,726,869
NanoCarrier Co. Ltd.[a,b]	175,100	1,652,265
Nanto Bank Ltd. (The)	79,100	2,250,062
NEC Corp.	708,000	21,339,563
NEC Networks & System Integration Corp.	90,500	2,419,303
NET One Systems Co. Ltd.	264,300	3,992,769
Nexon Co. Ltd.[b]	559,000	18,564,198
NGK Insulators Ltd.	718,800	14,632,162
NGK Spark Plug Co. Ltd.	456,600	12,009,515
NH Foods Ltd.	495,000	11,890,339
NHK Spring Co. Ltd.	607,400	6,738,687

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Nichi-Iko Pharmaceutical Co. Ltd.[a]	157,900	$2,469,290
Nichias Corp.	339,000	4,599,505
Nichicon Corp.	186,400	2,500,019
Nichiha Corp.	93,000	3,744,538
NichiiGakkan Co. Ltd.	117,100	1,504,047
Nichirei Corp.	377,600	10,087,322
Nidec Corp.	653,100	104,407,448
Nifco Inc./Japan	124,200	8,704,411
Nihon Kohden Corp.	195,300	4,617,922
Nihon M&A Center Inc.	193,300	11,510,696
Nihon Parkerizing Co. Ltd.	258,400	4,471,784
Nihon Unisys Ltd.	223,400	4,690,878
Nikkiso Co. Ltd.	162,800	1,928,454
Nikkon Holdings Co. Ltd.	146,100	3,976,575
Nikon Corp.	949,300	18,411,141
Nintendo Co. Ltd.	310,700	136,542,339
Nippo Corp.	141,000	3,230,644
Nippon Accommodations Fund Inc.	1,169	5,295,868
Nippon Building Fund Inc.	3,780	20,258,348
Nippon Denko Co. Ltd.[a]	568,900	2,668,470
Nippon Electric Glass Co. Ltd.	254,300	10,448,770
Nippon Express Co. Ltd.	212,700	15,277,065
Nippon Flour Mills Co. Ltd.	137,800	2,132,236
Nippon Gas Co. Ltd.	95,300	4,011,758
Nippon Kayaku Co. Ltd.	485,700	7,146,115
Nippon Light Metal Holdings Co. Ltd.	1,798,700	5,289,567
Nippon Paint Holdings Co. Ltd.	458,200	16,392,021
Nippon Paper Industries Co. Ltd.	273,200	5,190,938
Nippon Prologis REIT Inc.	5,430	12,461,316
NIPPON REIT Investment Corp.	1,829	5,579,744
Nippon Road Co. Ltd. (The)	25,500	1,404,013
Nippon Seiki Co. Ltd.	101,200	2,095,296
Nippon Sharyo Ltd.[b]	208,000	613,586
Nippon Sheet Glass Co. Ltd.[a,b]	275,100	2,482,465
Nippon Shinyaku Co. Ltd.	144,600	9,948,660
Nippon Shokubai Co. Ltd.	80,500	5,715,496
Nippon Signal Co. Ltd.	170,500	1,786,927
Nippon Soda Co. Ltd.	406,000	2,793,331
Nippon Steel & Sumikin Bussan Corp.	52,372	3,209,827

Security	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	2,068,900	$52,663,081
Nippon Suisan Kaisha Ltd.	873,100	4,639,256
Nippon Telegraph & Telephone Corp.	1,885,500	89,667,267
Nippon Thompson Co. Ltd.	243,000	1,903,394
Nippon Yusen KKb	446,500	11,171,192
Nipro Corp.	432,300	6,677,274
Nishi-Nippon Financial Holdings Inc.	402,100	5,256,715
Nishi-Nippon Railroad Co. Ltd.	176,800	4,923,934
Nishimatsu Construction Co. Ltd.	161,300	4,580,917
Nishimatsuya Chain Co. Ltd.	159,400	1,875,036
Nissan Chemical Industries Ltd.	336,800	13,715,139
Nissan Motor Co. Ltd.	6,303,200	67,186,782
Nissan Shatai Co. Ltd.	185,000	1,942,284
Nissha Co. Ltd.[a]	103,300	2,681,986
Nisshin OilliO Group Ltd. (The)	82,600	2,489,616
Nisshin Seifun Group Inc.	583,600	11,692,851
Nisshin Steel Co. Ltd.	136,000	2,291,274
Nisshinbo Holdings Inc.	432,200	6,129,317
Nissin Electric Co. Ltd.	142,400	1,582,440
Nissin Foods Holdings Co. Ltd.	162,100	11,999,157
Nissin Kogyo Co. Ltd.	131,800	2,474,080
Nitori Holdings Co. Ltd.	219,100	34,895,822
Nitta Corp.	85,000	3,582,062
Nitto Boseki Co. Ltd.	85,000	2,546,379
Nitto Denko Corp.	453,800	41,465,816
Nitto Kogyo Corp.	76,600	1,311,579
Noevir Holdings Co. Ltd.	70,600	5,730,530
NOF Corp.	206,600	5,541,888
NOK Corp.	266,000	6,187,293
Nomura Co. Ltd.	120,500	2,722,303
Nomura Holdings Inc.	10,002,100	64,829,699
Nomura Real Estate Holdings Inc.	338,500	8,100,060
Nomura Real Estate Master Fund Inc.	10,033	13,971,105
Nomura Research Institute Ltd.	383,580	17,640,709
Noritake Co. Ltd./Nagoya Japan	52,400	2,793,899
Noritz Corp.	81,900	1,616,166
North Pacific Bank Ltd.	1,026,200	3,563,096

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
NS Solutions Corp.	103,000	$2,764,784
NSD Co. Ltd.	166,600	3,516,526
NSK Ltd.	1,102,400	18,138,522
NTN Corp.	1,274,800	6,528,452
NTT Data Corp.	1,762,300	20,713,947
NTT DOCOMO Inc.	3,747,900	92,860,570
NTT Urban Development Corp.	285,400	3,731,078
Obara Group Inc.	39,800	2,741,936
Obayashi Corp.	1,801,500	21,653,319
OBIC Business Consultants Co. Ltd.	37,000	2,091,430
Obic Co. Ltd.	189,200	14,715,844
Odakyu Electric Railway Co. Ltd.	800,600	17,602,858
Ogaki Kyoritsu Bank Ltd. (The)	97,100	2,510,340
Ohsho Food Service Corp.	45,700	2,135,221
Oiles Corp.	87,400	1,812,776
Oita Bank Ltd. (The)	29,800	1,169,832
Oji Holdings Corp.	2,360,000	16,150,612
Okabe Co. Ltd.	144,800	1,488,394
Okamoto Industries Inc.	167,000	1,889,469
Okamura Corp.	212,900	2,968,566
Okasan Securities Group Inc.	474,000	3,235,124
Oki Electric Industry Co. Ltd.	297,000	4,312,629
Okinawa Electric Power Co. Inc. (The)	93,930	2,389,662
OKUMA Corp.	70,400	4,830,709
Okumura Corp.	122,900	5,308,722
Olympus Corp.	793,900	30,510,838
Omron Corp.	535,100	33,384,004
Ono Pharmaceutical Co. Ltd.	1,150,000	28,387,843
Onward Holdings Co. Ltd.	351,800	3,019,895
Open House Co. Ltd.	94,100	5,525,913
Oracle Corp. Japan	116,800	9,394,934
Orient Corp.[a]	3,128,700	5,159,324
Oriental Land Co. Ltd./Japan	597,600	58,361,193
ORIX Corp.	3,622,400	67,533,178
Orix JREIT Inc.	6,939	10,686,143
Osaka Gas Co. Ltd.	1,004,900	19,912,956
OSAKA Titanium Technologies Co. Ltd.[a]	54,000	1,405,469
OSG Corp.	193,300	4,896,473
Otsuka Corp.	150,600	12,624,158
Otsuka Holdings Co. Ltd.	1,068,200	47,423,363
Outsourcing Inc.	252,600	4,769,443

Security	Shares	Value
Oyo Corp.	56,300	$751,492
Pacific Metals Co. Ltd.[a,b]	47,800	1,567,716
Pack Corp. (The)	43,100	1,484,641
PAL GROUP Holdings Co. Ltd.	37,900	1,081,567
PALTAC Corp.	107,500	4,751,844
Panasonic Corp.	6,060,800	89,894,510
Paramount Bed Holdings Co. Ltd.	50,300	2,649,672
Park24 Co. Ltd.	304,400	7,604,771
PC Depot Corp.[a]	125,600	915,923
Penta-Ocean Construction Co. Ltd.	888,900	6,832,368
Pepper Food Service Co. Ltd.[a]	39,700	1,751,230
PeptiDream Inc.[a,b]	213,200	8,789,336
Persol Holdings Co. Ltd.	505,000	12,570,061
Pigeon Corp.	325,100	12,687,701
Pilot Corp.	114,500	5,674,912
Piolax Inc.	91,200	2,723,760
Pioneer Corp.[a,b]	1,015,100	2,157,512
Plenus Co. Ltd.	68,200	1,336,446
Pola Orbis Holdings Inc.	268,300	10,495,543
Premier Investment Corp.	4,213	4,492,632
Press Kogyo Co. Ltd.	407,700	2,584,659
Prima Meat Packers Ltd.	528,000	3,603,683
Raito Kogyo Co. Ltd.	167,200	1,894,795
Rakuten Inc.[b]	2,588,300	23,375,440
Recruit Holdings Co. Ltd.	3,049,400	74,282,943
Relia Inc.	125,000	1,515,047
Relo Group Inc.	296,500	8,773,716
Renesas Electronics Corp.[b]	1,385,400	16,283,892
Rengo Co. Ltd.	559,600	4,531,963
Resona Holdings Inc.	6,094,900	36,701,734
Resorttrust Inc.	236,300	5,617,686
Ricoh Co. Ltd.	1,963,000	19,278,421
Ricoh Leasing Co. Ltd.	47,300	1,735,482
Riken Corp.	27,100	1,536,796
Ringer Hut Co. Ltd.[a]	92,000	2,057,368
Rinnai Corp.	86,900	8,176,107
Riso Kagaku Corp.	47,500	893,821
Rohm Co. Ltd.	260,700	28,588,512
Rohto Pharmaceutical Co. Ltd.	273,700	7,381,914
Round One Corp.	222,700	4,127,361
Royal Holdings Co. Ltd.	107,400	2,937,007
Ryobi Ltd.	82,400	2,449,618
Ryohin Keikaku Co. Ltd.	66,600	22,239,659

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Ryosan Co. Ltd.	77,500	$2,967,798
Ryoyo Electro Corp.	105,700	1,873,753
Saizeriya Co. Ltd.	89,300	2,699,739
Sakai Chemical Industry Co. Ltd.	54,200	1,521,900
Sakata Seed Corp.[a]	83,400	2,926,316
San-A Co. Ltd.	53,400	2,631,964
San-in Godo Bank Ltd. (The)	455,700	4,700,822
Sanden Holdings Corp.[b]	85,200	1,856,908
Sangetsu Corp.	172,300	3,422,165
Sanken Electric Co. Ltd.	349,000	2,545,041
Sankyo Co. Ltd.	148,800	4,825,725
Sankyo Tateyama Inc.	122,900	1,723,786
Sankyu Inc.	153,800	7,143,658
Santen Pharmaceutical Co. Ltd.	1,022,100	16,676,837
Sanwa Holdings Corp.	562,300	7,799,205
Sanyo Special Steel Co. Ltd.	59,500	1,505,011
Sapporo Holdings Ltd.	192,900	5,796,455
Sato Holdings Corp.	83,300	2,678,604
Sawai Pharmaceutical Co. Ltd.	111,900	5,115,487
SBI Holdings Inc./Japan	604,100	14,605,102
SCREEN Holdings Co. Ltd.	113,100	9,822,619
SCSK Corp.	135,100	6,213,201
Secom Co. Ltd.	565,600	43,225,095
Sega Sammy Holdings Inc.	486,800	6,792,143
Seibu Holdings Inc.	576,400	11,511,630
Seikagaku Corp.	127,100	1,992,287
Seiko Epson Corp.	796,300	19,310,211
Seiko Holdings Corp.	105,200	3,021,410
Seino Holdings Co. Ltd.	441,000	7,316,669
Seiren Co. Ltd.	154,500	3,186,107
Sekisui Chemical Co. Ltd.	1,135,000	21,627,960
Sekisui House Ltd.	1,624,700	29,738,909
Sekisui House Reit Inc.	2,458	3,343,988
Sekisui House Residential Investment Corp.	2,806	3,228,744
Senko Group Holdings Co. Ltd.	428,900	3,072,693
Senshu Ikeda Holdings Inc.	882,600	3,387,929
Septeni Holdings Co. Ltd.[a]	461,900	1,569,923
Seria Co. Ltd.	117,100	6,973,112
Seven & i Holdings Co. Ltd.	2,032,900	83,547,152
Seven Bank Ltd.	1,723,500	6,347,368
Sharp Corp./Japan[a,b]	415,199	15,500,306
Shiga Bank Ltd. (The)	645,000	3,462,691

Security	Shares	Value
Shikoku Chemicals Corp.	76,200	$1,266,335
Shikoku Electric Power Co. Inc.	463,300	5,229,129
Shima Seiki Manufacturing Ltd.	69,000	4,987,495
Shimachu Co. Ltd.	132,600	4,379,305
Shimadzu Corp.	708,100	17,846,027
Shimamura Co. Ltd.	58,000	6,817,278
Shimano Inc.	196,600	28,097,293
Shimizu Corp.	1,542,300	15,782,594
Shin-Etsu Chemical Co. Ltd.	1,061,900	120,729,046
Shinko Electric Industries Co. Ltd.	195,600	1,655,759
Shinko Plantech Co. Ltd.	149,500	1,543,553
Shinmaywa Industries Ltd.	248,600	2,379,983
Shinsei Bank Ltd.	463,800	8,077,356
Shionogi & Co. Ltd.	825,000	45,628,006
Ship Healthcare Holdings Inc.	143,800	4,696,505
Shiseido Co. Ltd.	1,049,100	53,831,791
Shizuoka Bank Ltd. (The)	1,345,000	14,305,758
Shizuoka Gas Co. Ltd.	143,500	1,250,227
SHO-BOND Holdings Co. Ltd.	66,000	5,284,595
Shochiku Co. Ltd.	31,900	4,728,524
Showa Corp.	171,800	2,148,385
Showa Denko KK	399,000	18,459,530
Showa Sangyo Co. Ltd.	37,400	965,537
Showa Shell Sekiyu KK	546,300	7,742,441
SIIX Corp.[a]	59,300	2,683,725
Sintokogio Ltd.	154,200	1,977,738
SKY Perfect JSAT Holdings Inc.	594,900	2,806,775
Skylark Co. Ltd.	313,200	4,510,562
SMC Corp./Japan	156,400	76,684,788
SMS Co. Ltd.[a]	113,000	4,001,145
SoftBank Group Corp.	2,260,000	185,926,435
Sohgo Security Services Co. Ltd.	198,500	10,747,423
Sojitz Corp.	3,980,800	12,837,173
Sompo Holdings Inc.	951,500	38,058,257
Sony Corp.	3,465,600	165,382,350
Sony Financial Holdings Inc.	480,500	8,777,582
Sosei Group Corp.[a,b]	54,100	5,838,468
Sotetsu Holdings Inc.	191,700	5,277,436
Square Enix Holdings Co. Ltd.	249,100	11,353,328
St. Marc Holdings Co. Ltd.	51,600	1,465,439
Stanley Electric Co. Ltd.	425,700	17,257,318

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Star Micronics Co. Ltd.	124,700	$2,612,697
Start Today Co. Ltd.	528,600	15,520,709
Starts Corp. Inc.	92,900	2,591,549
Subaru Corp.	1,675,200	55,525,387
Sugi Holdings Co. Ltd.	111,300	5,924,172
Sumco Corp.	650,400	17,708,660
Sumitomo Bakelite Co. Ltd.	628,000	5,379,323
Sumitomo Chemical Co. Ltd.	4,404,000	32,277,037
Sumitomo Corp.	3,270,700	56,302,004
Sumitomo Dainippon Pharma Co. Ltd.	459,100	6,779,984
Sumitomo Electric Industries Ltd.	2,090,300	35,628,264
Sumitomo Forestry Co. Ltd.	401,800	6,901,883
Sumitomo Heavy Industries Ltd.	318,900	14,534,630
Sumitomo Metal Mining Co. Ltd.	675,900	31,629,309
Sumitomo Mitsui Construction Co. Ltd.	598,940	3,407,464
Sumitomo Mitsui Financial Group Inc.	3,686,400	164,740,591
Sumitomo Mitsui Trust Holdings Inc.	915,700	37,976,949
Sumitomo Osaka Cement Co. Ltd.	1,096,000	5,160,955
Sumitomo Realty & Development Co. Ltd.	954,000	36,585,076
Sumitomo Riko Co. Ltd.	83,800	882,873
Sumitomo Rubber Industries Ltd.	494,100	9,582,792
Sumitomo Warehouse Co. Ltd. (The)	465,000	3,454,858
Sundrug Co. Ltd.	204,000	8,774,495
Suntory Beverage & Food Ltd.	391,800	18,700,728
Suruga Bank Ltd.	473,800	9,558,038
Suzuken Co. Ltd./Aichi Japan	211,300	8,991,695
Suzuki Motor Corp.	949,100	54,152,305
Sysmex Corp.	431,000	33,799,276
T&D Holdings Inc.	1,527,600	27,191,854
T-Gaia Corp.	63,000	1,564,683
Tachi-S Co. Ltd.	102,600	1,862,037
Tadano Ltd.	291,600	5,086,404
Taiheiyo Cement Corp.	330,700	14,042,366
Taikisha Ltd.	73,600	2,562,228

Security	Shares	Value
Taisei Corp.	572,100	$29,088,498
Taisho Pharmaceutical Holdings Co. Ltd.	82,200	6,717,274
Taiyo Holdings Co. Ltd.	72,500	3,533,507
Taiyo Nippon Sanso Corp.	390,700	6,038,302
Taiyo Yuden Co. Ltd.	321,900	5,420,294
Takara Bio Inc.	154,000	2,497,183
Takara Holdings Inc.	519,000	6,380,816
Takara Leben Co. Ltd.	291,500	1,300,541
Takasago Thermal Engineering Co. Ltd.	151,200	2,853,484
Takashimaya Co. Ltd.	867,000	8,983,345
Takeda Pharmaceutical Co. Ltd.	1,959,300	115,147,355
Takeuchi Manufacturing Co. Ltd.	109,200	2,821,163
Takuma Co. Ltd.	238,500	3,229,380
Tamron Co. Ltd.	82,300	1,813,307
TDK Corp.	368,600	33,937,337
TechnoPro Holdings Inc.	111,300	6,097,513
Teijin Ltd.	561,100	12,393,496
Tekken Corp.	50,600	1,525,116
Terumo Corp.	887,500	43,417,617
THK Co. Ltd.	369,100	15,284,064
TIS Inc.	224,500	7,938,894
Toa Corp./Tokyo[b]	60,500	1,653,905
Toagosei Co. Ltd.	319,800	4,128,058
Tobu Railway Co. Ltd.	536,300	18,006,866
TOC Co. Ltd.	130,800	1,126,398
Tocalo Co. Ltd.	56,700	2,846,558
Tochigi Bank Ltd. (The)	372,000	1,543,823
Toda Corp.	654,000	5,140,690
Toei Co. Ltd.	20,500	2,109,065
Toho Bank Ltd. (The)	381,100	1,375,598
Toho Co. Ltd./Tokyo	316,800	10,709,468
Toho Gas Co. Ltd.	172,500	5,049,127
Toho Holdings Co. Ltd.	164,800	3,830,311
Toho Titanium Co. Ltd.[a]	107,000	1,513,517
Toho Zinc Co. Ltd.	37,800	2,295,946
Tohoku Electric Power Co. Inc.	1,229,900	15,853,321
Tokai Carbon Co. Ltd.	603,200	8,736,743
Tokai Corp./Gifu	42,900	1,046,610
TOKAI Holdings Corp.	402,700	3,884,779
Tokai Rika Co. Ltd.	135,000	2,921,259

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Tokai Tokyo Financial Holdings Inc.	765,100	$5,831,737
Token Corp.	24,110	2,769,817
Tokio Marine Holdings Inc.	1,857,400	87,463,112
Tokuyama Corp.	177,300	5,620,063
Tokyo Broadcasting System Holdings Inc.	118,000	2,826,898
Tokyo Century Corp.	111,300	6,005,744
Tokyo Dome Corp.	298,500	2,844,029
Tokyo Electric Power Co. Holdings Inc.[b]	4,126,600	16,709,791
Tokyo Electron Ltd.	433,200	81,198,956
Tokyo Gas Co. Ltd.	1,100,800	26,149,736
Tokyo Ohka Kogyo Co. Ltd.	104,300	4,768,055
Tokyo Seimitsu Co. Ltd.	109,600	4,779,405
Tokyo Steel Manufacturing Co. Ltd.	379,800	3,364,634
Tokyo Tatemono Co. Ltd.	560,400	8,989,606
Tokyo TY Financial Group Inc.	73,700	2,025,560
Tokyotokeiba Co. Ltd.	57,000	2,310,705
Tokyu Construction Co. Ltd.	262,600	2,848,412
Tokyu Corp.	1,410,000	23,561,358
Tokyu Fudosan Holdings Corp.	1,389,700	10,949,036
TOKYU REIT Inc.	2,306	2,934,391
TOMONY Holdings Inc.	485,300	2,391,933
Tomy Co. Ltd.	284,900	4,301,362
Topcon Corp.	291,500	7,410,677
Toppan Forms Co. Ltd.	127,800	1,438,928
Toppan Printing Co. Ltd.	1,429,000	13,418,762
Topre Corp.	107,000	3,259,356
Topy Industries Ltd.	52,400	1,701,782
Toray Industries Inc.	4,081,000	40,565,114
Toridoll Holdings Corp.	75,500	2,649,123
Torii Pharmaceutical Co. Ltd.	24,400	690,724
Toshiba Corp.[b]	17,875,000	50,928,725
Toshiba Machine Co. Ltd.	437,000	3,567,102
Toshiba Plant Systems & Services Corp.	153,600	3,025,423
Toshiba TEC Corp.	463,000	2,799,505
Tosoh Corp.	823,500	18,860,794
Totetsu Kogyo Co. Ltd.	74,600	2,415,931
TOTO Ltd.	397,600	22,692,941
Towa Bank Ltd. (The)	110,600	1,522,897
Toyo Engineering Corp.[a]	124,600	1,518,190
Toyo Ink SC Holdings Co. Ltd.	686,000	4,166,717

Security	Shares	Value
Toyo Seikan Group Holdings Ltd.	502,800	$8,107,077
Toyo Suisan Kaisha Ltd.	246,800	10,004,947
Toyo Tanso Co. Ltd.	46,500	1,608,149
Toyo Tire & Rubber Co. Ltd.	287,100	6,096,815
Toyobo Co. Ltd.	256,500	4,880,679
Toyoda Gosei Co. Ltd.	169,300	4,490,161
Toyota Boshoku Corp.	178,300	3,810,855
Toyota Industries Corp.	456,100	29,625,294
Toyota Motor Corp.	7,106,100	486,955,504
Toyota Tsusho Corp.	593,100	23,961,990
TPR Co. Ltd.	78,600	2,520,269
Transcosmos Inc.	85,900	2,282,168
Trend Micro Inc./Japan[b]	339,000	18,261,371
Trusco Nakayama Corp.	138,900	4,103,820
TS Tech Co. Ltd.	147,100	6,286,670
TSI Holdings Co. Ltd.	215,400	1,523,419
Tsubakimoto Chain Co.	361,000	3,032,724
Tsukuba Bank Ltd.	377,200	1,402,988
Tsumura & Co.	170,300	5,757,015
Tsuruha Holdings Inc.	104,100	14,496,084
TV Asahi Holdings Corp.	71,300	1,471,005
UACJ Corp.	76,000	2,042,124
Ube Industries Ltd.	310,800	9,253,813
Ulvac Inc.	115,300	7,700,399
Unicharm Corp.	1,119,000	29,883,056
Unipres Corp.	116,500	3,085,534
United Arrows Ltd.	69,800	3,066,199
United Super Markets Holdings Inc.	165,700	1,678,935
United Urban Investment Corp.	8,627	13,633,434
Unitika Ltd.[b]	222,700	1,624,014
Universal Entertainment Corp.[a]	65,500	3,120,333
Unizo Holdings Co. Ltd.	65,800	1,892,831
Ushio Inc.	307,300	4,684,597
USS Co. Ltd.	606,900	13,510,760
V Technology Co. Ltd.[a]	14,000	2,785,763
Valor Holdings Co. Ltd.	101,200	2,430,914
Vital KSK Holdings Inc.	88,900	788,376
VT Holdings Co. Ltd.	226,300	1,245,992
W-Scope Corp.[a]	90,100	1,772,202
Wacoal Holdings Corp.	176,900	5,421,011
WATAMI Co. Ltd.	76,600	1,132,632
Welcia Holdings Co. Ltd.	147,200	6,243,745

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
West Japan Railway Co.	443,600	$33,226,821
Xebio Holdings Co. Ltd.	87,400	1,856,815
Yahoo Japan Corp.	4,043,600	19,448,399
Yakult Honsha Co. Ltd.	241,300	20,160,835
Yamada Denki Co. Ltd.	1,791,800	10,620,628
Yamagata Bank Ltd. (The)	37,000	812,505
Yamaguchi Financial Group Inc.	505,000	5,912,601
Yamaha Corp.	472,000	19,436,947
Yamaha Motor Co. Ltd.	787,800	26,126,481
Yamanashi Chuo Bank Ltd. (The)	210,000	888,828
Yamato Holdings Co. Ltd.	954,400	24,586,806
Yamato Kogyo Co. Ltd.	110,700	3,169,232
Yamazaki Baking Co. Ltd.	389,700	7,668,688
Yamazen Corp.	264,500	3,205,840
Yaoko Co. Ltd.	49,200	2,388,897
Yaskawa Electric Corp.	705,900	36,344,263
Yellow Hat Ltd.	43,500	1,311,117
Yodogawa Steel Works Ltd.	52,300	1,614,686
Yokogawa Electric Corp.	644,900	13,683,188
Yokohama Reito Co. Ltd.[a]	209,800	2,146,916
Yokohama Rubber Co. Ltd. (The)	345,900	8,784,158
Yondoshi Holdings Inc.	67,400	1,728,918
Yonex Co. Ltd.[a]	150,900	1,047,888
Yoshinoya Holdings Co. Ltd.	256,200	4,529,944
Yuasa Trading Co. Ltd.	48,500	1,728,414
Zenkoku Hosho Co. Ltd.	135,200	6,316,889
Zenrin Co. Ltd.	77,200	2,648,656
Zensho Holdings Co. Ltd.[a]	251,600	4,402,510
Zeon Corp.	479,200	7,204,134

		12,635,935,964
NETHERLANDS — 3.54%
Aalberts Industries NV	289,778	15,883,607
ABN AMRO Group NV CVA[d]	1,117,145	37,979,053
Accell Group	87,236	2,532,111
Aegon NV	4,797,918	32,921,362
AerCap Holdings NVb	420,035	22,723,894
Akzo Nobel NV	689,596	64,790,646
Altice NV Class Aa,b	1,454,873	15,688,210
AMG Advanced Metallurgical Group NV	77,699	4,175,674
Arcadis NVa	207,108	4,724,069
ArcelorMittal[b]	1,825,773	66,471,021

Security	Shares	Value
ASM International NV	131,871	$9,521,574
ASML Holding NV	1,056,078	214,707,491
ASR Nederland NV	389,265	17,069,432
BE Semiconductor Industries NV	119,982	11,583,741
BinckBank NV	403,663	2,192,484
Boskalis Westminster	239,319	9,581,954
Brunel International NV	115,877	2,277,903
Corbion NV	174,563	5,732,297
Eurocommercial Properties NV	141,515	6,695,584
Fugro NV CVA[a,b]	284,209	4,754,938
Gemalto NV	221,755	13,749,032
Heineken Holding NV	313,686	33,411,217
Heineken NV	706,970	79,756,933
IMCD Group NV	155,092	10,394,479
ING Groep NV	10,540,577	207,862,596
Intertrust NVd	185,100	3,401,179
InterXion Holding NVb	220,989	13,867,060
Koninklijke Ahold Delhaize NV	3,503,962	78,440,167
Koninklijke BAM Groep NV	678,238	3,331,501
Koninklijke DSM NV	488,782	50,672,690
Koninklijke KPN NV	9,273,690	32,578,623
Koninklijke Philips NV	2,553,148	104,514,031
Koninklijke Vopak NV	200,099	9,071,060
NN Group NV	858,947	40,661,277
NSI NV	69,616	3,087,380
NXP Semiconductors NVb	945,466	113,758,469
OCI NVa,b	210,935	5,363,184
Philips Lighting NVa,d	253,651	10,016,751
PostNL NV	1,197,309	5,996,024
Randstad Holding NV	332,577	23,565,836
Refresco Group NVd	201,364	4,989,392
RELX NV	2,696,750	60,185,039
Rhi Magnesita NVb	86,915	5,630,269
SBM Offshore NV	540,684	10,123,567
SNS REAAL NVa,b,c	3,991	—
TKH Group NV	123,873	8,263,560
TomTom NVb	382,971	4,185,001
Unilever NV CVA	4,439,493	257,997,840
VastNed Retail NV	77,269	3,912,883
Wereldhave NV	108,923	5,428,992
Wessanen	232,956	5,017,645
Wolters Kluwer NV	832,324	44,201,682

		1,805,442,404

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
NEW ZEALAND — 0.29%
a2 Milk Co. Ltd.[b]	2,092,029	$14,244,456
Air New Zealand Ltd.	1,726,779	3,936,206
Argosy Property Ltd.	1,980,668	1,568,505
Auckland International Airport Ltd.	2,542,476	12,597,889
Chorus Ltd.	1,102,615	3,366,186
Contact Energy Ltd.	1,960,523	8,110,994
Fisher & Paykel Healthcare Corp. Ltd.	1,560,416	15,417,430
Fletcher Building Ltd.	1,879,197	10,862,097
Freightways Ltd.	376,156	2,227,144
Genesis Energy Ltd.	1,453,700	2,678,949
Goodman Property Trust	2,191,083	2,205,403
Infratil Ltd.	1,446,731	3,479,858
Kiwi Property Group Ltd.	3,135,547	3,202,453
Mercury NZ Ltd.	2,029,304	5,181,512
Meridian Energy Ltd.	3,471,810	7,451,510
Metlifecare Ltd.	434,726	1,994,792
Precinct Properties New Zealand Ltd.	2,447,887	2,391,419
Ryman Healthcare Ltd.	1,166,235	9,451,278
Sky Network Television Ltd.	1,129,275	2,432,109
SKYCITY Entertainment Group Ltd.	1,692,284	5,197,705
Spark New Zealand Ltd.	4,816,169	12,796,361
Summerset Group Holdings Ltd.	630,875	2,684,735
Trade Me Group Ltd.	1,037,505	3,455,358
Xero Ltd.[b]	279,880	7,042,731
Z Energy Ltd.	1,109,964	6,284,354

		150,261,434
NORWAY — 0.81%
Aker ASA Class A	84,905	4,877,754
Aker BP ASA	308,369	8,958,259
Aker Solutions ASA[a,b]	609,601	3,525,954
Atea ASA	298,539	4,651,364
Austevoll Seafood ASA	337,461	2,664,062
Bakkafrost P/F	133,682	5,464,796
Borr Drilling Ltd.[b]	126,787	584,690
Borregaard ASA	380,159	3,407,233
BW LPG Ltd.[a,b,d]	390,781	1,859,141
DNB ASA	2,718,727	55,392,429
DNO ASA[a,b]	2,216,975	2,847,644
Entra ASA[d]	496,487	7,541,444

Security	Shares	Value
Frontline Ltd./Bermuda[a]	339,175	$1,578,277
Gjensidige Forsikring ASA	562,499	10,654,528
Hoegh LNG Holdings Ltd.[a]	197,789	1,553,701
Leroy Seafood Group ASA	899,634	4,605,815
Marine Harvest ASA	1,120,912	19,486,694
Nordic Semiconductor ASA[a,b]	501,681	2,993,238
Norsk Hydro ASA	3,665,271	26,834,312
Norwegian Air Shuttle ASA[a,b]	98,086	2,886,498
Norwegian Finans Holding ASA[b]	445,561	5,107,847
Norwegian Property ASA	917,807	1,300,853
Orkla ASA	2,287,140	23,901,407
Otello Corp. ASA[b]	448,236	1,407,252
Protector Forsikring ASA[a]	304,468	3,704,560
REC Silicon ASA[a,b]	10,918,579	1,635,731
Salmar ASA	154,139	4,208,738
Schibsted ASA Class B	283,651	8,591,230
SpareBank 1 SMN	550,720	6,270,329
Statoil ASA	3,121,118	73,186,462
Stolt-Nielsen Ltd.	83,442	1,128,314
Storebrand ASA	1,370,811	12,336,103
Subsea 7 SA	799,955	12,505,322
Telenor ASA	2,072,854	48,740,949
TGS Nopec Geophysical Co. ASA	351,701	8,867,779
XXL ASA[d]	365,057	4,517,856
Yara International ASA	492,804	23,785,402

		413,563,967
PORTUGAL — 0.19%
Altri SGPS SA	345,288	2,092,644
Banco Comercial Portugues SAb	27,492,466	11,031,523
CTT-Correios de Portugal SAa	529,121	2,274,077
EDP – Energias de Portugal SA	6,410,822	22,593,198
Galp Energia SGPS SA	1,368,502	26,202,960
Jeronimo Martins SGPS SA	715,840	15,298,108
Navigator Co. SA (The)	727,915	4,100,552
NOS SGPS SA	761,780	5,205,198
REN – Redes Energeticas Nacionais SGPS SAa	1,613,783	5,054,072
Sonae SGPS SA	3,095,743	4,986,485

		98,838,817

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
SINGAPORE — 1.35%
Accordia Golf Trust	4,145,100	$2,200,462
Ascendas REIT	6,493,400	13,689,111
Ascott Residence Trust[a]	3,950,363	3,801,908
Asian Pay Television Trust	6,353,600	2,814,763
Boustead Singapore Ltd.	381,700	240,530
Cache Logistics Trust	5,549,498	3,666,602
CapitaLand Commercial Trust	6,824,755	9,748,161
CapitaLand Ltd.	7,065,900	20,724,913
CapitaLand Mall Trust	6,531,900	10,477,383
CapitaLand Retail China Trust	2,389,520	3,084,547
CDL Hospitality Trusts	3,013,100	4,188,697
Chip Eng Seng Corp. Ltd.	4,184,600	3,228,266
City Developments Ltd.	1,125,800	11,402,466
ComfortDelGro Corp. Ltd.	5,909,500	9,479,033
COSCO Shipping International Singapore Co. Ltd.[a,b]	3,745,400	1,416,111
DBS Group Holdings Ltd.	4,886,000	98,526,123
ESR-REIT	5,152,200	2,321,874
First REIT	1,565,200	1,685,710
First Resources Ltd.[a]	1,590,200	2,307,806
Frasers Centrepoint Trust	1,953,000	3,386,274
Frasers Commercial Trust	2,647,300	2,952,229
Genting Singapore PLC	16,780,500	17,303,449
Golden Agri-Resources Ltd.	20,250,600	5,877,809
Hutchison Port Holdings Trust	15,125,600	6,277,124
Jardine Cycle & Carriage Ltd.	276,532	8,434,099
Keppel Corp. Ltd.	3,873,800	25,653,717
Keppel REIT[a]	5,818,980	5,733,642
Lippo Malls Indonesia Retail Trust	9,173,300	2,942,855
M1 Ltd./Singapore[a]	1,557,300	2,200,584
Mapletree Commercial Trust	5,636,553	7,276,027
Mapletree Greater China Commercial Trust	5,882,700	5,661,627
Mapletree Industrial Trust	3,820,300	6,186,248
Mapletree Logistics Trust	5,835,380	6,106,378
NetLink NBN Trust[b]	10,424,600	6,608,935
OUE Hospitality Trust	4,310,300	2,946,623
Oversea-Chinese Banking Corp. Ltd.	8,548,700	84,429,187
Parkway Life REIT[a]	1,523,300	3,513,876
Raffles Medical Group Ltd.[a]	3,699,600	3,136,691
Sabana Shari’ah Compliant Industrial REIT	4,772,880	1,476,487

Security	Shares	Value
SATS Ltd.	1,901,300	$8,031,003
SembCorp Industries Ltd.	2,721,300	7,067,232
Sembcorp Marine Ltd.[a]	2,358,100	4,502,941
Singapore Airlines Ltd.	1,522,600	13,153,533
Singapore Exchange Ltd.	2,202,900	13,797,571
Singapore Post Ltd.	4,686,000	4,617,278
Singapore Press Holdings Ltd.[a]	2,636,400	5,316,297
Singapore Technologies Engineering Ltd.	4,563,000	11,745,577
Singapore Telecommunications Ltd.	21,892,700	59,196,577
Soilbuild Business Space REIT	4,065,290	2,095,991
Starhill Global REIT	5,649,800	3,322,904
StarHub Ltd.	1,382,700	3,052,248
Suntec REIT	6,873,500	10,867,816
United Engineers Ltd.	1,581,100	3,188,286
United Overseas Bank Ltd.	3,578,300	74,971,562
UOL Group Ltd.	1,374,900	9,609,177
Venture Corp. Ltd.	827,000	14,566,621
Wilmar International Ltd.	4,513,600	11,032,325
Wing Tai Holdings Ltd.[a]	1,472,600	2,722,038
Yangzijiang Shipbuilding Holdings Ltd.	7,105,100	8,683,288
Yanlord Land Group Ltd.	2,936,600	4,149,641

		688,798,233
SPAIN — 3.23%
Abertis Infraestructuras SA	1,893,262	46,038,544
Acciona SA	88,969	8,084,171
Acerinox SA	478,666	7,063,154
ACS Actividades de Construccion y Servicios SA	685,947	27,566,776
Aena SME SAd	190,966	41,738,849
Almirall SAa	225,348	2,453,557
Amadeus IT Group SA	1,201,700	93,533,703
Applus Services SA	486,979	7,067,523
Atresmedia Corp. de Medios de Comunicacion SAa	341,952	3,584,679
Axiare Patrimonio SOCIMI SA	244,406	5,352,563
Banco Bilbao Vizcaya Argentaria SA	18,316,581	172,685,782
Banco de Sabadell SA	14,724,760	35,109,222
Banco Santander SA	44,161,376	329,149,081
Bankia SA	2,886,920	14,673,238
Bankinter SA	1,993,050	22,996,091

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Bolsas y Mercados Espanoles SHMSF SA	1,895	$64,872
CaixaBank SA	9,966,221	53,969,849
Cellnex Telecom SAa,d	411,979	11,162,601
Cia. de Distribucion Integral Logista Holdings SA	173,808	4,252,480
Cie. Automotive SA	189,164	6,513,397
Codere SA/Spain[b]	110,415	1,320,476
Construcciones y Auxiliar de Ferrocarriles SA	88,118	4,116,489
Corp Financiera Alba SA	60,046	3,762,557
Distribuidora Internacional de Alimentacion SA	1,750,037	9,376,650
Ebro Foods SA	182,324	4,506,263
Enagas SA	326,933	8,939,729
Ence Energia y Celulosa SA	756,877	4,879,403
Endesa SA	871,676	19,654,623
Euskaltel SAd	367,232	3,202,356
Faes Farma SA	957,037	3,493,232
Faes Farma SA New	29,564	107,910
Ferrovial SA	1,421,078	32,706,450
Gas Natural SDG SA	956,341	22,165,294
Gestamp Automocion SAb,d	328,658	2,526,157
Grifols SA	855,360	27,608,792
Grupo Catalana Occidente SA	139,627	6,557,553
Hispania Activos Inmobiliarios SOCIMI SA	340,765	7,152,962
Iberdrola SA	15,663,900	127,968,288
Iberdrola SA New[b]	301,460	2,462,814
Indra Sistemas SAb	402,947	5,943,341
Industria de Diseno Textil SA	2,982,203	107,254,379
Inmobiliaria Colonial SOCIMI SA	832,338	9,326,784
International Consolidated Airlines Group SA	1,799,214	16,406,840
Lar Espana Real Estate SOCIMI SA	381,781	4,332,751
Liberbank SAb	5,934,261	3,335,545
Mapfre SA	3,410,537	12,155,468
Mediaset Espana Comunicacion SA	502,934	5,706,438
Melia Hotels International SA	375,051	5,326,307
Merlin Properties SOCIMI SA	938,676	13,552,836
Neinor Homes SAb,d	147,583	3,401,254
NH Hotel Group SA	718,157	5,484,170

Security	Shares	Value
Obrascon Huarte Lain SAb	465,351	$2,882,904
Pharma Mar SAa,b	661,290	1,423,530
Prosegur Cia. de Seguridad SA	861,524	7,190,734
Red Electrica Corp. SA	1,181,607	25,126,825
Repsol SA	3,477,413	65,651,290
Sacyr SA	1,249,509	4,090,683
Siemens Gamesa Renewable Energy SAa	688,783	10,785,710
Tecnicas Reunidas SAa	98,884	3,380,191
Telefonica SA	12,369,857	127,176,706
Tubacex SAa,b	620,911	2,668,576
Viscofan SA	110,848	7,774,408
Zardoya Otis SA	624,853	7,161,380

		1,643,107,180
SWEDEN — 3.05%
AAK AB	85,370	7,966,925
AF AB Class B	228,771	5,504,834
Ahlsell ABd	851,743	5,758,171
Alfa Laval AB	808,472	21,275,850
Arjo AB Class Bb	712,741	2,341,170
Assa Abloy AB Class B	2,747,216	61,033,699
Atlas Copco AB Class A	1,822,433	85,732,891
Atlas Copco AB Class B	1,080,215	45,219,262
Attendo ABd	365,543	3,869,744
Avanza Bank Holding AB	87,882	4,954,376
Axfood AB	308,822	6,227,946
Betsson AB	345,091	2,809,233
Bilia AB Class A	292,031	2,820,110
BillerudKorsnas AB	496,026	7,657,159
BioGaia AB Class B	48,608	1,927,735
Boliden AB	755,184	27,478,718
Bonava AB Class B	276,245	3,949,623
Bravida Holding ABd	643,230	4,594,207
Byggmax Group ABa	306,137	1,882,541
Castellum AB	729,895	12,619,484
Clas Ohlson AB Class B	142,090	1,977,266
Cloetta AB Class B	778,349	3,224,582
Com Hem Holding AB	503,483	8,781,867
Dometic Group ABd	864,558	9,378,107
Electrolux AB Class B	662,767	23,474,668
Elekta AB Class B	1,065,785	10,209,391
Essity AB Class Bb	1,716,455	51,573,414
Evolution Gaming Group ABd	68,033	5,296,604
Fabege AB	382,438	8,389,340

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Fastighets AB Balder Class Bb	317,022	$8,475,984
Fingerprint Cards AB Class Ba,b	993,252	1,540,492
Getinge AB Class B	625,052	8,586,557
Granges AB	247,222	2,609,295
Hemfosa Fastigheter AB	450,327	6,203,499
Hennes & Mauritz AB Class B	2,600,021	46,124,760
Hexagon AB Class B	725,186	43,329,275
Hexpol AB	710,712	7,650,481
Hoist Finance ABa,d	255,299	3,126,840
Holmen AB Class B	145,362	7,680,340
Hufvudstaden AB Class A	335,179	5,411,000
Husqvarna AB Class B	1,173,353	12,282,524
ICA Gruppen ABa	218,276	8,553,740
Industrivarden AB Class C	449,368	12,008,701
Indutrade AB	276,076	8,541,151
Intrum Justitia ABa	235,747	8,776,169
Investor AB Class B	1,232,209	60,414,245
Inwido AB	203,729	2,119,124
JM AB	209,790	4,743,612
Kindred Group PLC	654,160	10,960,272
Kinnevik AB Class B	634,678	23,223,179
Klovern AB Class B	1,730,348	2,302,137
Kungsleden AB	624,042	4,433,324
L E Lundbergforetagen AB Class B	116,303	9,417,367
Lindab International AB	254,993	2,253,041
Loomis AB Class B	220,810	8,855,452
Lundin Petroleum ABb	562,700	14,059,440
Mekonomen AB	84,967	1,559,901
Millicom International Cellular SA SDR	185,048	13,841,199
Modern Times Group MTG AB Class B	167,427	7,703,624
Mycronic ABa	241,132	2,730,752
NCC AB Class B	259,055	5,155,044
NetEnt AB	550,974	3,138,402
Nibe Industrier AB Class B	1,080,242	10,548,674
Nobia AB	312,191	2,529,882
Nolato AB Class B	61,226	4,131,362
Nordea Bank AB	8,305,180	102,819,492
Oriflame Holding AG	119,541	5,369,414
Pandox AB	207,097	3,902,267
Peab AB	555,210	4,778,432
Ratos AB Class B	597,592	2,822,670

Security	Shares	Value
Rezidor Hotel Group AB	352,925	$1,127,814
Saab AB Class B	199,627	9,594,397
Sandvik AB	3,120,694	61,643,093
Scandic Hotels Group ABd	262,995	2,919,748
Securitas AB Class B	877,627	16,296,632
Skandinaviska Enskilda Banken AB Class A	4,148,531	52,574,292
Skanska AB Class B	920,472	18,768,043
SKF AB Class B	1,079,007	26,753,659
SSAB AB Class Aa,b	685,651	4,363,829
SSAB AB Class Bb	1,454,626	7,589,353
Starbreeze ABa,b	998,754	1,173,023
Svenska Cellulosa AB SCA Class B	1,735,509	18,016,857
Svenska Handelsbanken AB Class A	4,193,576	61,212,488
Sweco AB Class B	239,210	5,414,926
Swedbank AB Class A	2,470,303	63,341,909
Swedish Match AB	517,860	21,045,377
Swedish Orphan Biovitrum ABb	517,968	9,133,435
Tele2 AB Class B	981,184	12,312,113
Telefonaktiebolaget LM Ericsson Class B	8,424,841	54,274,232
Telia Co. AB	6,935,561	34,922,839
Thule Group ABd	326,571	7,463,173
Trelleborg AB Class B	676,757	18,119,804
Vitrolife AB	42,689	3,744,697
Volvo AB Class B	4,265,929	87,360,708
Wallenstam AB Class B	562,965	5,346,895
Wihlborgs Fastigheter AB	232,841	5,682,809

		1,552,838,178
SWITZERLAND — 7.50%
ABB Ltd. Registered	5,006,992	139,771,345
Adecco Group AG Registered	437,661	36,063,718
Allreal Holding AG Registered	35,794	6,233,916
ams AG	181,828	16,797,965
Arbonia AG Registered[a,b]	175,962	3,145,964
Aryzta AGa	258,053	6,959,325
Ascom Holding AG Registered	170,185	4,412,068
Autoneum Holding AG	12,328	4,081,926
Baloise Holding AG Registered	134,093	21,968,980
Banque Cantonale Vaudoise Registered	8,137	6,853,777
Barry Callebaut AG Registered	6,144	12,597,315

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Basilea Pharmaceutica AG Registered[a,b]	47,030	$3,817,140
BKW AG	59,578	3,806,942
Bobst Group SA Registered	26,131	3,429,413
Bossard Holding AG	23,869	6,172,663
Bucher Industries AG Registered	20,714	9,505,801
Burckhardt Compression Holding AGa	11,245	4,187,843
Cembra Money Bank AG	92,657	9,155,062
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2,699	16,926,818
Chocoladefabriken Lindt & Spruengli AG Registered	246	18,418,244
Cie. Financiere Richemont SA Class A Registered	1,416,832	136,135,364
Clariant AG Registered	635,049	18,198,909
Conzzeta AG	4,956	6,045,723
COSMO Pharmaceuticals NVa	26,179	3,903,194
Credit Suisse Group AG Registered	6,605,840	127,625,738
Daetwyler Holding AG Bearer	24,296	5,169,695
dormakaba Holding AG Class B	8,923	8,221,331
Dufry AG Registered[b]	99,857	15,543,576
EFG International AG	319,786	3,598,281
Emmi AG	5,901	4,481,611
EMS-Chemie Holding AG Registered	23,038	16,951,368
Flughafen Zurich AG	52,566	13,412,925
Forbo Holding AG Registered	3,226	5,462,268
Galenica AGb,d	145,899	7,376,563
GAM Holding AG	461,576	8,679,377
Geberit AG Registered	99,612	47,255,693
Georg Fischer AG Registered	11,743	17,028,361
Givaudan SA Registered	24,139	58,166,265
Helvetia Holding AG Registered	17,802	10,618,770
Huber & Suhner AG Registered	58,729	3,430,491
Idorsia Ltd.[b]	325,031	10,104,772
Implenia AG Registered	60,280	4,380,286
Inficon Holding AG Registered	7,938	4,974,059
Intershop Holdings AG	5,573	2,940,573

Security	Shares	Value
Julius Baer Group Ltd.	609,811	$41,917,946
Komax Holding AG Registered[a]	15,673	5,415,413
Kudelski SA Bearer[a]	185,450	2,334,085
Kuehne + Nagel International AG Registered	142,088	26,121,815
LafargeHolcim Ltd. Registered	1,236,729	75,832,135
Landis+Gyr Group AGb	81,129	6,720,023
Leonteq AGa,b	30,787	1,924,187
Logitech International SA Registered	449,561	18,889,687
Lonza Group AG Registered	210,821	58,715,100
Meyer Burger Technology AGa,b	2,212,248	4,493,034
Mobilezone Holding AGa	255,644	3,305,552
Mobimo Holding AG Registered	22,784	6,372,461
Nestle SA Registered	8,470,404	732,777,420
Novartis AG Registered	6,063,706	549,229,825
OC Oerlikon Corp. AG Registered	614,014	10,971,141
Panalpina Welttransport Holding AG Registered[a]	30,908	5,123,626
Pargesa Holding SA Bearer	103,203	9,425,489
Partners Group Holding AG	48,151	37,475,525
PSP Swiss Property AG Registered	109,229	10,757,223
Rieter Holding AG Registered	15,965	4,269,470
Roche Holding AG	1,914,901	472,648,488
Schindler Holding AG Participation Certificates	103,631	26,019,229
Schindler Holding AG Registered	60,621	14,777,021
Schmolz + Bickenbach AG Registered[b]	1,739,811	1,497,256
Schweiter Technologies AG Bearer	3,708	4,650,955
SFS Group AG	56,384	7,090,458
SGS SA Registered	14,211	38,263,912
Siegfried Holding AG Registered	15,952	5,722,883
Sika AG Bearer	5,976	51,846,429
Sonova Holding AG Registered	142,235	22,966,301
St Galler Kantonalbank AG Registered	7,884	4,427,117

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Straumann Holding AG Registered	29,669	$22,692,189
Sulzer AG Registered	39,590	5,638,679
Sunrise Communications Group AGd	104,768	9,861,446
Swatch Group AG (The) Bearer	82,316	37,766,538
Swatch Group AG (The) Registered	156,544	13,547,725
Swiss Life Holding AG Registered	87,762	32,995,717
Swiss Prime Site AG Registered	126,886	12,284,574
Swiss Re AG	863,266	85,249,375
Swisscom AG Registered	66,099	36,149,668
Swissquote Group Holding SA Registered	55,461	2,744,413
Tecan Group AG Registered	34,137	7,572,127
Temenos Group AG Registered	185,738	25,694,822
u-blox Holding AG	20,246	4,249,134
UBS Group AG	9,867,232	200,613,904
Valiant Holding AG Registered	56,561	6,838,916
Valora Holding AG Registered	12,403	4,563,066
VAT Group AGd	66,779	10,689,238
Vifor Pharma AG	134,446	19,814,008
Vontobel Holding AG Registered	84,890	6,141,192
VZ Holding AG	8,942	3,020,426
Ypsomed Holding AGa	12,639	2,372,532
Zehnder Group AG	50,441	2,344,074
Zurich Insurance Group AG	404,071	132,966,135

		3,821,802,522
UNITED KINGDOM — 17.52%
3i Group PLC	2,648,039	35,073,215
888 Holdings PLC	941,084	3,771,241
AA PLC	1,853,957	3,321,889
Abcam PLC	561,929	9,828,823
Acacia Mining PLC	522,193	1,377,495
Admiral Group PLC	576,382	15,147,025
Advanced Medical Solutions Group PLC	1,057,166	4,885,866
Aggreko PLC	708,015	8,121,115
Aldermore Group PLC[b]	977,701	4,329,519
Allied Minds PLC[a,b]	432,684	990,630

Security	Shares	Value
Amerisur Resources PLC[a,b]	4,576,866	$1,223,604
Anglo American PLC	3,624,535	88,065,877
Antofagasta PLC	1,061,106	14,048,288
AO World PLC[a,b]	995,822	1,996,714
Ascential PLC	1,272,135	6,574,051
Ashmore Group PLC	1,099,488	6,729,421
Ashtead Group PLC	1,356,332	40,600,658
ASOS PLC[b]	148,207	15,667,736
Associated British Foods PLC	967,591	37,605,071
Assura PLC	7,055,997	6,180,933
AstraZeneca PLC	3,439,580	239,011,215
Auto Trader Group PLC[d]	2,693,336	13,792,044
AVEVA Group PLC	203,250	8,624,707
Aviva PLC	10,911,531	79,631,941
B&M European Value Retail SA	2,278,592	13,476,293
Babcock International Group PLC	675,245	6,587,194
BAE Systems PLC	8,574,809	72,431,230
Balfour Beatty PLC	2,019,415	8,112,580
Barclays PLC	46,542,362	132,331,449
Barratt Developments PLC	2,832,598	23,572,423
BBA Aviation PLC	2,769,356	13,854,459
Beazley PLC	1,603,586	12,108,818
Bellway PLC	341,729	16,138,593
Berkeley Group Holdings PLC	352,769	19,895,648
BGEO Group PLC	115,153	5,999,923
BHP Billiton PLC	5,724,554	127,319,043
Big Yellow Group PLC	467,537	5,767,670
Bodycote PLC	558,954	7,686,303
boohoo.com PLC[b]	2,129,380	5,612,556
Booker Group PLC	4,493,819	14,480,730
Bovis Homes Group PLC	380,909	5,934,014
BP PLC	54,020,592	384,945,019
Brewin Dolphin Holdings PLC	1,134,183	6,022,439
British American Tobacco PLC	6,270,327	429,696,759
British Land Co. PLC (The)	2,542,462	24,173,292
Britvic PLC	725,230	7,574,998
BT Group PLC	22,996,288	83,536,949
BTG PLC[b]	1,084,494	11,466,294
Bunzl PLC	895,812	26,242,129
Burberry Group PLC	1,184,259	26,591,558
Burford Capital Ltd.	562,941	9,846,524
Cairn Energy PLC[b]	2,142,893	6,301,820
Capita PLC	1,847,170	4,793,853

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Capital & Counties Properties PLC	2,083,529	$8,740,505
Card Factory PLC	1,038,858	2,852,682
Carnival PLC	501,025	35,410,393
Centamin PLC	3,068,317	7,094,728
Centrica PLC	14,928,437	28,330,085
Chemring Group PLC	1,116,055	3,040,857
Cineworld Group PLC[a]	576,807	4,228,381
Clinigen Healthcare Ltd.[b]	320,249	5,000,404
Close Brothers Group PLC	421,843	9,442,142
Cobham PLC[b]	6,683,733	12,427,271
Coca-Cola European Partners PLC	591,553	23,756,769
Coca-Cola HBC AG	503,336	16,935,097
Compass Group PLC	4,283,921	90,313,177
ConvaTec Group PLC[d]	3,672,241	10,559,109
Countryside Properties PLC[d]	985,948	4,436,142
Crest Nicholson Holdings PLC	732,912	5,268,512
Croda International PLC	349,536	22,288,071
CVS Group PLC	206,666	3,635,413
CYBG PLC[a]	2,447,216	11,157,086
Daily Mail & General Trust PLC Class A NVS	819,061	7,425,255
Dairy Crest Group PLC[a]	566,703	4,742,605
Dart Group PLC	375,581	3,653,210
DCC PLC	233,622	24,601,057
De La Rue PLC	388,759	3,455,218
Debenhams PLC[a]	4,918,927	2,098,489
Dechra Pharmaceuticals PLC	290,083	9,900,303
Derwent London PLC	286,459	11,919,328
DFS Furniture PLC	817,892	2,288,948
Diageo PLC	6,816,186	245,474,198
Dialight PLC[a,b]	110,343	1,016,798
Dignity PLC	154,481	1,799,177
Diploma PLC	385,912	6,409,824
Direct Line Insurance Group PLC	3,812,270	20,020,638
Dixons Carphone PLC	2,718,417	7,565,225
Domino’s Pizza Group PLC	1,463,260	7,026,961
Drax Group PLC	1,194,563	4,416,695
DS Smith PLC	2,817,697	20,170,769
Dunelm Group PLC	352,264	3,205,998
easyJet PLC	440,736	10,404,030
EI Group PLC[b]	1,817,685	3,474,024
Electrocomponents PLC	1,231,673	10,729,695

Security	Shares	Value
Elementis PLC	1,385,322	$5,693,293
EnQuest PLC ADR[a,b]	4,647,390	2,475,004
Entertainment One Ltd.	1,159,568	5,329,452
Equiniti Group PLC[d]	995,049	3,834,676
Essentra PLC	732,258	5,326,289
esure Group PLC	1,125,727	3,835,614
Evraz PLC	1,014,826	5,364,128
Experian PLC	2,553,301	58,929,872
Faroe Petroleum PLC[b]	1,922,311	2,952,313
Fenner PLC	709,631	4,785,299
Ferguson PLC	674,279	52,123,557
Ferrexpo PLC	824,605	3,420,561
Fevertree Drinks PLC	275,184	9,579,648
FirstGroup PLC[b]	3,480,406	5,137,386
Fresnillo PLC	608,190	11,623,944
G4S PLC	4,250,715	17,185,169
Galliford Try PLC	271,984	4,223,582
Genus PLC	208,853	7,187,387
GKN PLC	4,649,846	27,956,868
GlaxoSmithKline PLC	13,306,596	249,854,657
Glencore PLC	33,297,751	191,156,299
Go-Ahead Group PLC	155,718	3,576,237
Gocompare.Com Group PLC	1,756,010	2,896,676
Grafton Group PLC	611,860	6,878,107
Grainger PLC	1,373,136	5,635,401
Great Portland Estates PLC	910,610	8,611,306
Greencore Group PLC	2,039,795	5,641,844
Greene King PLC[a]	840,399	6,238,368
Greggs PLC	341,338	6,402,424
GVC Holdings PLC	800,406	10,551,277
Halfords Group PLC	674,269	3,260,071
Halma PLC	1,045,814	18,991,546
Hammerson PLC	1,979,971	13,880,999
Hansteen Holdings PLC	1,384,535	2,795,807
Hargreaves Lansdown PLC	712,988	18,833,282
Hastings Group Holdings PLC[d]	493,066	2,062,826
Hays PLC	3,960,036	11,386,631
Helical PLC	405,876	1,832,534
Hikma Pharmaceuticals PLC[a]	400,106	5,501,948
Hill & Smith Holdings PLC	249,736	4,258,095
Hiscox Ltd.	831,049	16,710,560
Hochschild Mining PLC	793,163	2,582,932
HomeServe PLC	836,221	9,311,031
Howden Joinery Group PLC	1,683,402	11,114,796
HSBC Holdings PLC	54,840,108	585,748,285

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Hunting PLC[b]	545,564	$4,755,773
Ibstock PLC[d]	1,144,677	4,183,416
IG Group Holdings PLC	1,024,035	11,256,652
IMI PLC	721,497	13,635,607
Imperial Brands PLC	2,598,563	107,107,903
Inchcape PLC	1,144,400	11,790,472
Indivior PLC[b]	2,069,127	11,849,056
Informa PLC	2,179,654	21,579,260
Inmarsat PLC	1,235,651	8,161,998
InterContinental Hotels Group PLC	478,489	32,062,118
Intermediate Capital Group PLC	824,357	13,574,969
International Personal Finance PLC	862,219	2,432,620
Intertek Group PLC	432,594	30,906,163
Intu Properties PLC	2,346,895	7,522,506
Investec PLC	1,767,071	13,745,365
IQE PLC[a,b]	2,060,358	3,129,168
ITE Group PLC	1,135,124	2,786,115
ITV PLC	9,791,266	23,252,534
IWG PLC	1,901,494	7,181,878
J D Wetherspoon PLC	305,485	5,469,285
J Sainsbury PLC	4,327,496	15,538,641
JD Sports Fashion PLC	1,275,142	6,640,363
John Laing Group PLC[d]	1,238,820	5,003,127
John Menzies PLC	312,727	3,064,076
John Wood Group PLC	1,845,398	16,999,884
Johnson Matthey PLC	514,788	25,329,084
Jupiter Fund Management PLC	1,206,374	10,149,043
Just Eat PLC[b]	1,520,485	17,626,305
Just Group PLC	1,949,682	4,070,097
KAZ Minerals PLC[b]	736,110	8,566,892
Kcom Group PLC	2,425,656	3,035,476
Keller Group PLC	266,146	3,777,161
Keywords Studios PLC	159,952	3,384,602
Kier Group PLC	323,828	4,849,062
Kingfisher PLC	5,987,474	29,545,278
Ladbrokes Coral Group PLC	4,165,439	10,069,889
Laird PLC	1,616,197	2,875,190
Lancashire Holdings Ltd.	624,038	5,839,180
Land Securities Group PLC	1,961,761	27,947,443
Legal & General Group PLC	16,030,924	61,688,088
Lloyds Banking Group PLC	197,738,297	195,457,815

Security	Shares	Value
London Stock Exchange Group PLC	880,737	$49,183,803
LondonMetric Property PLC	2,282,517	5,816,570
Lookers PLC	1,116,902	1,456,463
Majestic Wine PLC[a]	315,412	2,047,547
Man Group PLC	4,497,481	13,891,339
Marks & Spencer Group PLC	4,344,830	18,616,022
Marshalls PLC	609,438	3,610,470
Marston’s PLC	2,400,451	3,857,325
McCarthy & Stone PLC[d]	1,543,441	3,211,067
Mediclinic International PLC	886,001	7,524,350
Meggitt PLC	2,063,154	13,619,205
Melrose Industries PLC	5,316,992	17,118,172
Merlin Entertainments PLC[d]	1,931,432	9,025,306
Metro Bank PLC[a,b]	209,798	10,841,796
Micro Focus International PLC	1,196,184	36,572,227
Mitchells & Butlers PLC	706,658	2,584,611
Mitie Group PLC	1,194,490	3,009,963
Mondi PLC	972,248	25,951,131
Moneysupermarket.com Group PLC	1,545,536	7,441,852
Morgan Advanced Materials PLC	1,108,139	5,461,825
N Brown Group PLC	547,082	1,565,292
National Express Group PLC	1,275,729	6,650,677
National Grid PLC	9,286,313	106,265,498
NewRiver REIT PLC	865,515	3,698,572
NEX Group PLC	927,079	7,817,833
Next PLC	406,694	29,449,039
NMC Health PLC	249,602	11,848,118
Northgate PLC	526,112	3,037,520
Ocado Group PLC[a,b]	1,543,105	11,050,862
Old Mutual PLC	13,389,437	44,516,579
OneSavings Bank PLC	539,008	3,059,854
Ophir Energy PLC[b]	2,858,195	2,251,731
Oxford Instruments PLC	199,849	2,614,597
P2P Global Investments PLC/Fund	290,365	3,406,538
Pagegroup PLC	972,033	7,519,602
Paragon Banking Group PLC	890,692	6,246,915
Pearson PLC	2,224,193	21,944,300
Pennon Group PLC	1,173,293	11,989,709
Persimmon PLC	835,215	29,716,698
Petra Diamonds Ltd.[a,b]	1,797,756	1,533,900
Petrofac Ltd.	707,971	5,331,856

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Pets at Home Group PLC[a]	1,368,320	$3,477,180
Phoenix Group Holdings	971,589	10,555,794
Playtech PLC	832,088	9,376,239
Plus500 Ltd.	294,690	4,718,661
Polypipe Group PLC	750,745	4,225,550
Premier Foods PLC[b]	2,947,687	1,710,238
Primary Health Properties PLC[a]	2,318,534	3,811,415
Provident Financial PLC[a]	416,052	3,987,700
Prudential PLC	7,004,083	189,840,619
Purplebricks Group PLC[a,b]	667,606	4,650,011
PZ Cussons PLC	845,159	3,757,010
QinetiQ Group PLC	1,765,478	5,169,322
Randgold Resources Ltd.	251,248	25,317,378
Rathbone Brothers PLC	171,173	6,635,537
RDI REIT PLC	5,321,185	2,656,014
Reckitt Benckiser Group PLC	1,836,520	177,668,770
Redde PLC	1,064,307	2,606,244
Redrow PLC	680,365	5,795,404
RELX PLC	2,918,885	64,669,485
Renewi PLC	2,841,538	4,081,218
Renishaw PLC	117,249	8,283,344
Rentokil Initial PLC	5,156,498	21,778,415
Restaurant Group PLC (The)	624,168	2,252,724
Rightmove PLC	262,606	16,479,861
Rio Tinto PLC	3,355,437	187,142,161
Rolls-Royce Holdings PLC	4,523,094	56,087,626
Rotork PLC	2,408,155	10,119,449
Royal Bank of Scotland Group PLC[b]	9,699,227	39,681,853
Royal Dutch Shell PLC Class A ADR	12,265,558	429,515,174
Royal Dutch Shell PLC Class B	10,211,441	362,448,724
Royal Mail PLC	2,361,418	15,766,069
RPC Group PLC	1,143,935	13,843,499
RPS Group PLC	833,030	3,453,140
RSA Insurance Group PLC	2,747,708	24,210,120
Safestore Holdings PLC	762,225	5,406,604
Saga PLC	3,225,746	5,302,772
Sage Group PLC (The)	2,900,918	30,906,383
Savills PLC	430,861	6,274,110
Schroders PLC	350,734	18,553,924
Segro PLC	2,546,220	21,051,639
Senior PLC	1,404,318	5,427,876

Security	Shares	Value
Serco Group PLC[b]	3,357,656	$4,235,208
Severn Trent PLC	627,020	17,418,461
Shaftesbury PLC	675,025	9,599,195
Shire PLC	2,488,932	117,773,087
SIG PLC	1,796,922	4,154,940
Sirius Minerals PLC[a,b]	12,301,108	4,121,302
Sky PLC	2,755,664	41,498,957
Smith & Nephew PLC	2,323,505	41,929,549
Smiths Group PLC	1,033,113	23,484,182
SOCO International PLC	707,622	1,157,215
Sophos Group PLC[d]	895,572	8,150,710
Sound Energy PLC[a,b]	2,354,605	1,613,243
Spectris PLC	327,462	12,149,264
Spirax-Sarco Engineering PLC	200,276	16,162,545
Spire Healthcare Group PLC[d]	896,974	3,112,323
Sports Direct International PLC[b]	704,329	3,726,921
SSE PLC	2,724,049	50,532,870
SSP Group PLC	1,423,272	12,336,063
St. Modwen Properties PLC	731,062	4,283,181
St. James’s Place PLC	1,421,137	24,018,733
Stagecoach Group PLC	1,409,589	3,030,814
Standard Chartered PLC[b]	8,937,022	104,162,103
Standard Life Aberdeen PLC	7,203,066	43,584,485
Stobart Group Ltd.	1,133,434	3,787,730
Stock Spirits Group PLC	834,828	3,608,989
Superdry PLC	164,855	4,086,152
Synthomer PLC	833,724	5,619,732
TalkTalk Telecom Group PLC[a]	1,691,963	2,863,207
Tate & Lyle PLC	1,283,299	11,712,309
Taylor Wimpey PLC	8,788,888	23,821,647
Ted Baker PLC	107,226	4,574,423
Telecom Plus PLC	244,663	4,035,908
Tesco PLC	22,276,261	66,206,945
Thomas Cook Group PLC	4,302,131	7,720,723
TP ICAP PLC	1,582,740	11,928,900
Travis Perkins PLC	678,536	14,092,545
Tritax Big Box REIT PLC	3,956,049	8,387,920
TUI AG	1,184,365	26,829,730
Tullow Oil PLC[a,b]	3,768,429	10,704,394
UBM PLC	1,058,205	13,663,772
UDG Healthcare PLC	724,085	8,448,568
Ultra Electronics Holdings PLC	216,662	4,701,671
Unilever PLC	3,472,306	197,511,753
UNITE Group PLC (The)	609,277	6,905,388
United Utilities Group PLC	1,818,780	19,087,607

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Security	Shares	Value
Vectura Group PLC[b]	2,389,200	$3,305,828
Vedanta Resources PLC	269,225	3,164,650
Vesuvius PLC	646,441	5,534,015
Victoria PLC[b]	284,377	3,307,979
Victrex PLC	239,824	8,703,387
Virgin Money Holdings UK PLC	895,641	3,557,295
Vodafone Group PLC	71,896,122	229,630,822
Weir Group PLC (The)	586,339	18,418,721
WH Smith PLC	297,452	9,043,563
Whitbread PLC	496,848	27,420,928
William Hill PLC	2,338,252	10,307,847
Wm Morrison Supermarkets PLC	5,844,208	18,449,882
Workspace Group PLC	370,740	5,456,633
WPP PLC	3,446,819	62,641,809
ZPG PLC[d]	927,574	4,524,365

		8,923,387,520

TOTAL COMMON STOCKS
(Cost: $43,172,534,843)		50,453,874,215

PREFERRED STOCKS — 0.59%

GERMANY — 0.55%
Bayerische Motoren Werke AG, Preference Shares	139,477	13,674,403
Biotest AG, Preference Shares	104,988	3,302,418
Draegerwerk AG & Co. KGaA, Preference Shares	27,925	2,730,825
Fuchs Petrolub SE, Preference Shares	213,014	11,675,941
Henkel AG & Co. KGaA, Preference Shares	473,106	66,363,288
Jungheinrich AG, Preference Shares	136,967	6,787,530
Porsche Automobil Holding SE, Preference Shares	422,044	39,116,655
Sartorius AG, Preference Shares	100,347	12,031,955
Schaeffler AG, Preference Shares	445,656	8,891,146
Sixt SE, Preference Shares	33,088	2,349,505
STO SE & Co. KGaA, Preference Shares	5,263	839,217
Volkswagen AG, Preference Shares	503,345	110,999,020

		278,761,903

Security	Shares	Value
ITALY — 0.04%
Intesa Sanpaolo SpA, Preference Shares	2,516,783	$9,631,591
Telecom Italia SpA/Milano, Preference Shares	15,469,751	11,863,504

		21,495,095

TOTAL PREFERRED STOCKS
(Cost: $243,395,781)		300,256,998

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[b]	4,956,435	24,661

		24,661
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[b]	621,619	326,789
Sacyr SA (Expires 02/12/18)[b]	1,132,205	76,869

		403,658

TOTAL RIGHTS
(Cost: $413,166)		428,319

WARRANTS — 0.00%

SPAIN — 0.00%
Abengoa SA (Expires 03/31/25)[a,b]	1,476,448	18,393

		18,393

TOTAL WARRANTS
(Cost: $0)		18,393

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	607,780,981	607,902,537
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	105,067,615	105,067,615

		712,970,152

TOTAL SHORT-TERM INVESTMENTS (Cost: $712,924,635)		712,970,152

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.06%
(Cost: $44,129,268,425)	$51,467,548,077
Other Assets, Less Liabilities — (1.06)%	(539,680,875)

NET ASSETS — 100.00%	$50,927,867,202

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	467,882,832	139,898,149	[b]	—	607,780,981	$607,902,537	$6,908,104	[c]	$(37,217)	$(10,333)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,930,067	87,137,548	[b]	—	105,067,615	105,067,615	456,896		—	—

						$712,970,152	$7,365,000		$(37,217)	$(10,333)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	1,535	Mar 2018	$164,667	$8,029,082

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$50,442,205,724	$9,613,455	$2,055,036	$50,453,874,215
Preferred stocks	300,256,998	—	—	300,256,998
Rights	403,658	24,661	—	428,319
Warrants	—	18,393	—	18,393
Money market funds	712,970,152	—	—	712,970,152

Total	$51,455,836,532	$9,656,509	$2,055,036	$51,467,548,077

Derivative financial instruments[a]
Assets
Futures contracts	$8,029,082	$—	$—	$8,029,082

Total	$8,029,082	$—	$—	$8,029,082

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.54%

AUSTRIA — 0.58%
ANDRITZ AG	21,528	$1,295,871
BUWOG AG	28,760	1,035,423
CA Immobilien Anlagen AG	27,957	861,631
Erste Group Bank AG	78,877	3,982,521
IMMOFINANZ AG	231,750	595,305
Lenzing AG	3,983	508,091
Oesterreichische Post AG	8,291	395,995
OMV AG	43,029	2,779,872
Raiffeisen Bank International AGa	39,640	1,710,083
Schoeller-Bleckmann Oilfield Equipment AGa,b	3,963	432,473
Telekom Austria AG	61,234	594,239
UNIQA Insurance Group AG	46,049	568,779
Voestalpine AG	29,194	1,901,342
Wienerberger AG	35,443	969,603
Zumtobel Group AG	10,800	127,208

		17,758,436
BELGIUM — 1.96%
Ablynx NVa,b	27,238	1,487,568
Ackermans & van Haaren NV	7,261	1,357,714
Ageas	51,080	2,706,945
AGFA-Gevaert NVa	77,806	392,166
Anheuser-Busch InBev SA/NV	198,534	22,541,093
Befimmo SA	5,426	367,714
Bekaert SA	10,867	496,287
bpost SA	26,387	880,302
Cofinimmo SA	6,504	878,296
Colruyt SA	16,526	917,575
Econocom Group SA/NV	61,471	514,601
Elia System Operator SA/NV	10,693	659,380
Euronav NVb	59,111	504,785
EVS Broadcast Equipment SA	9,968	375,013
Fagron[a]	17,394	246,372
Galapagos NVa	12,179	1,459,242
Groupe Bruxelles Lambert SA	18,744	2,215,481
Intervest Offices & Warehouses NV	12,333	354,905
Ion Beam Applications[b]	8,986	276,276
KBC Ancora	12,497	847,685
KBC Group NV	65,134	6,280,291
Melexis NV	5,220	551,439
Nyrstar NVa,b	41,452	337,718
Ontex Group NV	24,730	733,832

Security	Shares	Value
Orange Belgium SA	16,508	$350,014
Proximus SADP	39,818	1,347,225
Sofina SA	4,258	744,738
Solvay SA	18,618	2,703,189
Telenet Group Holding NVa	15,217	1,174,360
UCB SA	33,689	2,946,160
Umicore SA	51,843	2,735,754
Warehouses De Pauw CVA	4,649	577,412

		59,961,532
DENMARK — 2.83%
Ambu A/S Series B	48,765	1,050,527
AP Moller – Maersk A/S Class A	1,069	1,834,095
AP Moller – Maersk A/S Class B	1,579	2,828,044
Bavarian Nordic A/Sa	10,620	410,991
Carlsberg A/S Class B	26,846	3,459,216
Chr Hansen Holding A/S	26,653	2,337,748
Coloplast A/S Class B	31,733	2,828,997
Danske Bank A/S	192,487	7,845,500
Dfds A/S	10,139	610,288
DSV A/S	49,799	4,109,489
FLSmidth & Co. A/S	11,414	675,188
Genmab A/Sa	15,148	2,784,055
GN Store Nord A/S	40,965	1,386,482
H Lundbeck A/S	19,835	1,014,626
ISS A/S	43,457	1,701,415
Jyske Bank A/S Registered	20,304	1,178,300
Nets A/Sa,c	34,173	943,816
Nilfisk Holding A/Sa	9,263	539,574
NKT A/Sa	9,263	405,301
Novo Nordisk A/S Class B	483,846	27,001,817
Novozymes A/S Class B	60,835	3,385,832
Orsted A/Sc	49,357	3,007,256
Pandora A/S	28,405	2,702,521
Per Aarsleff Holding A/S	11,566	398,814
Rockwool International A/S Class B	2,441	683,980
Royal Unibrew A/S	14,071	857,798
SimCorp A/S	12,525	798,353
Spar Nord Bank A/S	39,933	476,586
Sydbank A/S	23,689	971,478
TDC A/S	202,201	1,354,167
Topdanmark A/Sa	18,639	894,168
Tryg A/S	34,362	839,178
Vestas Wind Systems A/S	55,524	3,801,231
William Demant Holding A/Sa	36,622	1,161,027

		86,277,858

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
FINLAND — 1.63%
Amer Sports OYJ	34,825	$986,101
Cargotec OYJ Class B	11,528	674,106
Caverion OYJ[a]	34,908	295,274
Citycon OYJ	141,093	393,366
Elisa OYJ	36,495	1,557,585
Fortum OYJ	112,756	2,453,236
Huhtamaki OYJ	24,234	1,037,614
Kemira OYJ	37,666	534,916
Kesko OYJ Class B	18,004	1,053,018
Kone OYJ Class B	89,663	5,149,265
Konecranes OYJ	17,993	916,316
Metsa Board OYJ	63,417	578,688
Metso OYJ	29,971	1,051,019
Neste OYJ	37,091	2,572,757
Nokia OYJ	1,532,661	7,402,407
Nokian Renkaat OYJ	30,615	1,551,480
Orion OYJ Class B	29,508	1,187,335
Outokumpu OYJ	92,536	795,410
Outotec OYJ[a,b]	48,503	419,091
Sampo OYJ Class A	115,965	6,756,555
Stora Enso OYJ Class R	144,638	2,490,127
Tieto OYJ	19,081	665,565
UPM-Kymmene OYJ	139,266	4,708,537
Uponor OYJ	21,191	449,834
Valmet OYJ	38,704	871,255
Wartsila OYJ Abp	39,753	2,726,699
YIT OYJ	45,961	379,034

		49,656,590
FRANCE — 15.38%
ABC Arbitrage	53,974	447,806
Accor SA	45,444	2,595,655
Aeroports de Paris	8,811	1,836,336
Air France-KLM[a]	47,925	746,879
Air Liquide SA	110,408	14,930,055
Airbus SE	152,872	17,615,733
ALD SAa,c	26,347	466,398
Alstom SA	40,580	1,787,033
Alten SA	10,042	1,020,802
Altran Technologies SA	46,450	867,398
Amundi SAc	15,764	1,492,489
APERAM SA	14,266	851,273
Arkema SA	17,008	2,180,217
Atos SE	25,501	4,034,521
AXA SA	506,272	16,710,094

Security	Shares	Value
BioMerieux	10,783	$1,024,932
BNP Paribas SA	294,011	24,393,204
Boiron SA	2,823	247,931
Bollore SA	229,679	1,339,054
Bourbon Corp.[b]	14,081	142,261
Bouygues SA	55,348	3,086,882
Bureau Veritas SA	69,196	2,035,204
Capgemini SE	41,614	5,544,358
Carrefour SA	144,328	3,465,581
Casino Guichard Perrachon SA	14,710	862,924
Cellectis SAa,b	11,901	384,875
Cie. de Saint-Gobain	128,016	7,465,868
Cie. Generale des Etablissements Michelin Class B	44,515	7,142,550
Cie. Plastic Omnium SA	18,016	929,383
CNP Assurances	46,284	1,190,068
Coface SAa	39,946	449,855
Credit Agricole SA	299,034	5,653,017
Danone SA	153,706	13,300,153
Dassault Aviation SA	671	1,125,955
Dassault Systemes SE	33,864	3,918,244
DBV Technologies SAa,b	5,355	251,897
Edenred	59,850	1,939,258
Eiffage SA	19,019	2,313,851
Electricite de France SA	144,910	1,999,278
Elior Group SAc	33,637	777,725
Elis SA	32,901	922,195
Elis SA New	23,326	645,387
Engie SA	478,023	8,325,053
Essilor International Cie. Generale d’Optique SA	53,897	7,681,069
Euler Hermes Group	6,268	952,620
Eurazeo SA	12,540	1,323,940
Eurofins Scientific SE	3,032	1,982,986
Euronext NVc	17,038	1,158,890
Eutelsat Communications SA	47,811	1,055,413
Faurecia	19,697	1,776,028
Fnac Darty SAa	6,133	716,650
Fonciere Des Regions	6,964	767,340
Gaztransport Et Technigaz SA	10,780	748,677
Gecina SA	11,731	2,297,305
Genfit[a,b]	10,235	352,927
Getlink SE Registered	123,302	1,735,720
Hermes International	8,439	4,680,338
ICADE	8,649	940,613

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
Iliad SA	7,058	$1,832,358
Imerys SA	8,649	929,839
Ingenico Group SA	15,267	1,744,031
Innate Pharma SAa,b	20,226	146,770
Ipsen SA	11,810	1,661,756
IPSOS	13,561	519,648
JCDecaux SA	19,586	850,559
Kering	20,161	10,242,131
Klepierre SA	56,073	2,569,891
Korian SA	14,675	474,219
L’Oreal SA	65,701	14,986,195
Lagardere SCA	33,204	1,039,061
Legrand SA	68,548	5,723,086
LVMH Moet Hennessy Louis Vuitton SE	73,379	23,090,651
Maisons du Monde SAc	11,445	493,313
Marie Brizard Wine & Spirits SAa,b	18,292	280,283
Mercialys SA	20,363	464,727
Metropole Television SA	13,545	369,871
Natixis SA	243,594	2,225,556
Neopost SA	11,664	348,730
Nexans SA	8,677	528,795
Nexity SA	12,457	752,638
Orange SA	515,701	9,344,213
Orpea	13,101	1,641,850
Pernod Ricard SA	55,314	8,840,825
Peugeot SA	153,548	3,460,300
Pierre & Vacances SAa	5,689	299,783
Publicis Groupe SA	52,465	3,639,150
Rallye SA	12,776	235,553
Remy Cointreau SA	6,354	839,043
Renault SA	50,546	5,577,049
Rexel SA	81,346	1,471,411
Rubis SCA	24,846	1,838,544
Safran SA	87,081	9,865,280
Sanofi	296,885	26,303,349
Sartorius Stedim Biotech	9,021	784,406
Schneider Electric SE	146,067	13,734,569
SCOR SE	44,441	1,995,814
SEB SA	6,325	1,311,127
SES SA	97,299	1,523,613
Societe BIC SA	7,795	896,291
Societe Generale SA	201,370	11,753,894
Sodexo SA	24,281	3,126,138
Sopra Steria Group	4,453	906,988

Security	Shares	Value
SPIE SA	27,202	$678,416
STMicroelectronics NV	174,342	4,176,499
Suez	105,972	1,585,496
Technicolor SA Registered	116,639	437,362
Teleperformance	15,769	2,398,562
Television Francaise 1	24,869	374,245
Thales SA	28,686	3,229,069
TOTAL SA	620,224	36,032,268
Ubisoft Entertainment SAa	18,270	1,569,065
Unibail-Rodamco SE	25,025	6,440,735
Valeo SA	62,401	4,936,241
Vallourec SAa,b	85,016	584,404
Veolia Environnement SA	129,328	3,268,930
Vicat SA	6,142	507,670
Vinci SA	131,026	14,200,636
Vivendi SA	268,555	7,905,476
Wendel SA	8,097	1,514,035
Worldline SA/France[a,c]	15,404	874,275
Zodiac Aerospace[b]	55,048	1,716,459

		469,723,289
GERMANY — 14.03%
1&1 Drillisch AG	13,459	1,123,359
Aareal Bank AG	17,964	910,588
adidas AG	49,613	11,576,154
ADO Properties SAc	8,058	435,660
AIXTRON SEa	27,958	422,820
Allianz SE Registered	118,218	29,969,470
alstria office REIT AG	41,175	651,431
AURELIUS Equity Opportunities SE & Co KGaA[b]	7,839	577,137
Aurubis AG	10,649	1,121,507
Axel Springer SE	12,926	1,139,257
BASF SE	238,289	27,998,762
Bayer AG Registered	217,083	28,508,861
Bayerische Motoren Werke AG	84,987	9,737,102
Bechtle AG	11,548	1,055,927
Beiersdorf AG	27,642	3,288,546
Bilfinger SE	10,892	512,083
Brenntag AG	41,611	2,706,924
Carl Zeiss Meditec AG Bearer	12,581	826,739
CECONOMY AG	46,507	671,190
Commerzbank AGa	285,575	4,716,602
CompuGroup Medical SE	9,778	620,619
Continental AG	28,506	8,583,096
Covestro AGc	42,236	4,871,144

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
CTS Eventim AG & Co. KGaA	16,343	$820,073
Daimler AG Registered	248,995	22,869,986
Deutsche Bank AG Registered	538,443	9,923,306
Deutsche Boerse AG	51,277	6,601,827
Deutsche Euroshop AG	14,097	555,290
Deutsche Lufthansa AG Registered	62,309	2,230,841
Deutsche Pfandbriefbank AGc	28,059	519,774
Deutsche Post AG Registered	258,095	12,240,341
Deutsche Telekom AG Registered	849,796	14,953,202
Deutsche Wohnen SE Bearer	94,652	4,292,025
Dialog Semiconductor PLC[a]	22,830	696,507
Diebold Nixdorf AG	4,480	398,481
DMG Mori AG	7,987	475,103
Duerr AG	7,294	1,007,693
E.ON SE	569,994	6,006,484
ElringKlinger AGb	13,826	322,256
Evonik Industries AG	41,842	1,657,565
Evotec AGa,b	38,233	699,429
Fraport AG Frankfurt Airport Services Worldwide	13,132	1,558,050
Freenet AG	37,411	1,438,223
Fresenius Medical Care AG & Co. KGaA	56,677	6,566,302
Fresenius SE & Co. KGaA	108,906	9,562,000
GEA Group AG	48,520	2,419,566
Gerresheimer AG	9,540	835,478
Gerry Weber International AGb	18,797	209,108
Grand City Properties SA	34,444	839,722
GRENKE AGb	9,435	1,127,763
Hannover Rueck SE	16,321	2,238,541
Hapag-Lloyd AGa,b,c	10,669	444,182
HeidelbergCement AG	38,266	4,160,628
Heidelberger Druckmaschinen AGa,b	114,638	415,578
Henkel AG & Co. KGaA	27,067	3,398,848
HOCHTIEF AG	6,264	1,135,392
HUGO BOSS AG	17,661	1,627,649
Indus Holding AG	7,537	599,971
Infineon Technologies AG	295,450	8,616,214
Innogy SEc	37,833	1,446,906
Jenoptik AG	13,432	558,880
K+S AG Registered[b]	51,030	1,437,968
KION Group AG	19,326	1,779,652
Kloeckner & Co. SE	26,565	353,106
Krones AGb	4,689	656,565
Lanxess AG	24,361	2,131,017

Security	Shares	Value
LEG Immobilien AG	16,873	$1,908,995
Leoni AG	9,732	749,969
Linde AGa	48,534	11,886,682
MAN SE	9,020	1,076,473
Merck KGaA	34,437	3,776,050
METRO AGa,b	57,515	1,253,863
MorphoSys AGa	8,478	838,581
MTU Aero Engines AG	14,703	2,643,038
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	40,752	9,622,851
Nemetschek SE	6,268	618,813
Nordex SEa,b	11,306	149,647
NORMA Group SE	11,390	899,589
Osram Licht AG	24,176	2,119,051
Pfeiffer Vacuum Technology AG	3,333	662,673
ProSiebenSat.1 Media SE Registered	58,082	2,227,831
QIAGEN NVa	59,820	2,007,590
Rational AG	1,084	764,323
Rheinmetall AG	12,116	1,719,151
RHOEN-KLINIKUM AG	13,805	545,163
Rocket Internet SEa,c	14,627	425,656
RTL Group SAa	10,505	893,815
RWE AGa	135,402	2,719,075
Salzgitter AG	11,899	720,407
SAP SE	257,253	29,108,566
Scout24 AGc	23,855	1,107,864
SGL Carbon SEa,b	25,084	391,543
Siemens AG Registered	198,060	30,140,944
Siltronic AGa	6,075	1,010,319
Sixt SEb	6,975	722,065
SMA Solar Technology AGb	5,965	325,474
Software AG	15,801	858,817
STADA Arzneimittel AG	6,131	667,687
Stroeer SE & Co. KGaA	9,211	711,426
Suedzucker AG	23,117	441,762
Symrise AG	33,477	2,809,181
TAG Immobilien AG	43,347	858,053
Telefonica Deutschland Holding AG	202,564	1,027,041
thyssenkrupp AG	114,030	3,599,621
TLG Immobilien AG	27,292	770,418
Uniper SE	61,027	1,826,867
United Internet AG Registered[d]	33,143	2,423,600
Volkswagen AG	9,416	2,093,803

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
Vonovia SE	121,749	$6,022,771
Vossloh AGa,b	6,218	343,151
Wacker Chemie AG	5,012	1,009,294
Wirecard AG	32,100	4,010,855
Zalando SEa,c	30,026	1,764,763
zooplus AGa,b	2,069	427,858

		428,555,499
IRELAND — 0.85%
AIB Group PLC	212,581	1,486,980
Bank of Ireland Group PLC[a]	246,358	2,412,239
C&C Group PLC	126,034	473,376
Cairn Homes PLC[a]	178,966	435,192
CRH PLC	218,249	8,134,763
Dalata Hotel Group PLC[a]	51,980	378,812
Glanbia PLC	54,511	935,081
Kerry Group PLC Class A	42,837	4,575,981
Kingspan Group PLC	44,389	2,057,071
Paddy Power Betfair PLC	21,475	2,498,683
Ryanair Holdings PLC ADR[a]	3,519	431,816
Smurfit Kappa Group PLC	64,025	2,253,994

		26,073,988
ITALY — 4.25%
A2A SpA	488,275	940,384
Amplifon SpA	28,548	508,916
Anima Holding SpA[c]	71,208	599,218
Ascopiave SpA	86,082	380,690
Assicurazioni Generali SpA	324,165	6,449,144
Atlantia SpA	117,430	3,902,976
Autogrill SpA	44,398	620,012
Azimut Holding SpA	33,233	759,276
Banca Generali SpA	18,871	709,018
Banca Mediolanum SpA	66,292	652,408
Banca Popolare di Sondrio SCPA	158,797	642,920
Banco BPM SpA[a]	408,996	1,560,875
Beni Stabili SpA SIIQ	425,293	394,973
BPER Banca	140,381	821,410
Brembo SpA	50,901	824,329
Buzzi Unicem SpA	25,940	764,244
Cerved Information Solutions SpA	72,514	1,025,295
CNH Industrial NV	274,478	4,074,109
Credito Emiliano SpA	36,094	350,270
Davide Campari-Milano SpA	179,513	1,433,458
De’ Longhi SpA	22,046	744,269
DiaSorin SpA	6,046	587,104
Enav SpA[c]	79,693	418,356

Security	Shares	Value
Enel SpA	2,150,727	$13,691,065
Eni SpA	664,064	11,983,660
EXOR NV	30,370	2,353,997
Ferrari NV	33,640	4,024,753
Fiat Chrysler Automobiles NVa	280,453	6,799,525
FinecoBank Banca Fineco SpA	121,517	1,515,312
GEDI Gruppo Editoriale SpA[a]	203,228	161,523
Hera SpA	260,578	954,369
Immobiliare Grande Distribuzione SIIQ SpA	317,710	372,040
Industria Macchine Automatiche SpA	5,590	490,596
Infrastrutture Wireless Italiane SpA[c]	86,136	625,046
Interpump Group SpA	20,888	755,657
Intesa Sanpaolo SpA	3,528,560	13,892,626
Iren SpA	259,736	844,508
Italgas SpA	150,695	933,761
Leonardo SpA	71,332	863,737
Luxottica Group SpA	45,103	2,910,491
Mediaset SpA[a]	122,528	488,751
Mediobanca Banca di Credito Finanziario SpA	155,458	1,896,337
Moncler SpA	46,765	1,546,155
Poste Italiane SpA[c]	150,288	1,247,643
Prysmian SpA	53,500	1,888,794
Recordati SpA	27,104	1,238,156
Saipem SpA[a]	155,421	730,125
Salini Impregilo SpA	77,980	314,940
Salvatore Ferragamo SpA[b]	17,418	491,688
Saras SpA	171,396	375,576
Snam SpA	638,101	3,115,270
Societa Cattolica di Assicurazioni SC	56,183	702,000
Tamburi Investment Partners SpA	53,929	413,842
Telecom Italia SpA/Milano[a]	2,950,831	2,665,834
Tenaris SA	118,830	2,076,156
Terna Rete Elettrica Nazionale SpA	390,691	2,359,538
Tod’s SpA	4,558	344,946
UniCredit SpA[a]	523,422	11,571,336
Unione di Banche Italiane SpA[b]	287,190	1,492,604
Unipol Gruppo SpA	143,774	795,412
UnipolSai Assicurazioni SpA	322,886	837,052
Yoox Net-A-Porter Group SpA[a,b]	16,471	776,635

		129,705,110

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
NETHERLANDS — 5.64%
Aalberts Industries NV	29,194	$1,600,211
ABN AMRO Group NV CVA[c]	110,082	3,742,406
Aegon NV	474,070	3,252,876
AerCap Holdings NVa	41,982	2,271,226
Akzo Nobel NV	65,739	6,176,475
Altice NV Class Aa	138,415	1,492,559
Arcadis NV	21,108	481,467
ArcelorMittal[a]	175,912	6,404,438
ASM International NV	15,831	1,143,057
ASML Holding NV	101,366	20,608,364
ASR Nederland NV	38,354	1,681,839
BE Semiconductor Industries NV	12,529	1,209,621
Boskalis Westminster	23,455	939,101
Corbion NV	20,607	676,692
Eurocommercial Properties NV	13,561	641,620
Flow Traders[c]	9,732	244,413
Fugro NV CVA[a,b]	21,530	360,206
Gemalto NV	21,875	1,356,272
Heineken Holding NV	30,234	3,220,274
Heineken NV	67,786	7,647,288
IMCD Group NV	16,406	1,099,553
ING Groep NV	1,014,792	20,011,931
InterXion Holding NVa	21,946	1,377,111
Koninklijke Ahold Delhaize NV	335,573	7,512,183
Koninklijke BAM Groep NVb	44,283	217,518
Koninklijke DSM NV	46,806	4,852,441
Koninklijke KPN NV	896,645	3,149,928
Koninklijke Philips NV	245,387	10,045,005
Koninklijke Vopak NV	20,455	927,284
NN Group NV	81,766	3,870,681
NSI NV	11,130	493,601
NXP Semiconductors NVa	90,531	10,892,690
OCI NVa,b	23,236	590,793
Philips Lighting NVc	26,464	1,045,071
PostNL NV	126,826	635,134
Randstad Holding NV	32,477	2,301,264
RELX NV	258,110	5,760,401
SBM Offshore NV	46,242	865,818
TKH Group NV	14,256	951,017
TomTom NVa	33,670	367,936
Unilever NV CVA	424,506	24,669,851
Wereldhave NV	11,447	570,547
Wessanen	28,812	620,582
Wolters Kluwer NV	79,670	4,230,982

		172,209,727

Security	Shares	Value
NORWAY — 1.29%
Akastor ASA[a]	72,363	$147,058
Aker BP ASA	31,937	927,784
Aker Solutions ASA[a]	54,225	313,639
Bakkafrost P/F	13,525	552,889
Borr Drilling Ltd.[a]	87,408	403,091
Borregaard ASA	47,470	425,457
DNB ASA	260,953	5,316,761
DNO ASA[a]	316,288	406,263
Entra ASA[c]	28,503	432,949
Gjensidige Forsikring ASA	60,101	1,138,398
Hexagon Composites ASA[a]	95,609	317,605
Kongsberg Automotive ASA[a]	368,504	478,134
Leroy Seafood Group ASA	101,343	518,841
Marine Harvest ASA	118,750	2,064,431
Norsk Hydro ASA	367,327	2,689,288
Norwegian Air Shuttle ASA[a,b]	10,155	298,844
Norwegian Finans Holding ASA[a]	28,965	332,051
Norwegian Property ASA	253,636	359,491
Orkla ASA	225,074	2,352,101
REC Silicon ASA[a,b]	1,551,812	232,480
Salmar ASA	18,506	505,303
Schibsted ASA Class B	27,174	823,047
Selvaag Bolig ASA	74,211	329,180
Statoil ASA	310,873	7,289,598
Storebrand ASA	135,876	1,222,765
Subsea 7 SA	73,320	1,146,177
Telenor ASA	198,863	4,676,051
TGS Nopec Geophysical Co. ASA	32,361	815,949
XXL ASA[c]	42,516	526,168
Yara International ASA	48,637	2,347,486

		39,389,279
PORTUGAL — 0.31%
Banco Comercial Portugues SAa	2,583,677	1,036,716
CTT-Correios de Portugal SAb	67,540	290,276
EDP – Energias de Portugal SA	621,391	2,189,924
Galp Energia SGPS SA	131,222	2,512,532
Jeronimo Martins SGPS SA	70,421	1,504,957
Navigator Co. SA (The)	83,871	472,469
NOS SGPS SA	86,873	593,598
REN – Redes Energeticas Nacionais SGPS SA	84,771	265,487
Sonae SGPS SA	318,466	512,971

		9,378,930

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
SPAIN — 5.12%
Abertis Infraestructuras SA	182,937	$4,448,488
Acciona SA	5,344	485,583
Acerinox SA	50,857	750,442
ACS Actividades de Construccion y Servicios SA	65,861	2,646,816
Aena SME SAc	17,651	3,857,925
Amadeus IT Group SA	116,406	9,060,401
Applus Services SA	49,354	716,274
Atresmedia Corp. de Medios de Comunicacion SA	33,458	350,740
Axiare Patrimonio SOCIMI SA	17,684	387,285
Banco Bilbao Vizcaya Argentaria SA	1,753,900	16,535,487
Banco de Sabadell SA	1,418,366	3,381,904
Banco Santander SA	4,214,400	31,411,292
Bankia SA	282,047	1,433,549
Bankinter SA	192,483	2,220,896
CaixaBank SA	973,697	5,272,839
Cellnex Telecom SAc	47,008	1,273,685
Cia. de Distribucion Integral Logista Holdings SA	10,520	257,388
Cie. Automotive SA	20,086	691,612
Corp Financiera Alba SA	3,873	242,687
Distribuidora Internacional de Alimentacion SA	168,871	904,806
Ebro Foods SA	12,254	302,866
Enagas SA	43,262	1,182,966
Ence Energia y Celulosa SA	35,474	228,692
Endesa SA	83,023	1,872,009
Euskaltel SAc	21,745	189,622
Faes Farma SA	73,931	269,852
Faes Farma SA New[a]	2,503	9,136
Ferrovial SA	137,607	3,167,058
Gas Natural SDG SA	91,437	2,119,252
Grifols SA	81,549	2,632,189
Grupo Catalana Occidente SA	13,329	625,994
Hispania Activos Inmobiliarios SOCIMI SA	38,937	817,322
Iberdrola SA	1,501,264	12,264,773
Iberdrola SA New[a]	31,388	256,428
Indra Sistemas SAa,b	43,365	639,620
Industria de Diseno Textil SA	282,117	10,146,286
Inmobiliaria Colonial SOCIMI SA	85,306	955,899
International Consolidated Airlines Group SA	172,897	1,576,629

Security	Shares	Value
Lar Espana Real Estate SOCIMI SA	33,000	$374,510
Liberbank SAa	640,238	359,867
Mapfre SA	312,865	1,115,080
Mediaset Espana Comunicacion SA	47,858	543,011
Melia Hotels International SA	36,948	524,719
Merlin Properties SOCIMI SA	86,635	1,250,858
Miquel y Costas & Miquel SA	3,531	148,678
Neinor Homes SAa,c	18,550	427,510
NH Hotel Group SA	80,508	614,795
Papeles y Cartones de Europa SA	22,705	339,983
Prosegur Cia. de Seguridad SA	92,896	775,359
Red Electrica Corp. SA	113,394	2,411,319
Repsol SA	329,198	6,215,044
Sacyr SA	155,928	510,482
Saeta Yield SA	34,196	478,820
Siemens Gamesa Renewable Energy SA	65,686	1,028,583
Tecnicas Reunidas SAb	2,154	73,631
Telefonica SA	1,172,774	12,057,499
Viscofan SA	13,269	930,631
Zardoya Otis SA	55,584	637,043

		156,404,114
SWEDEN — 4.85%
AAK AB	9,732	908,213
AF AB Class B	16,623	399,993
Ahlsell ABc	85,408	577,397
Alfa Laval AB	80,838	2,127,343
Arjo AB Class Ba	61,980	203,588
Assa Abloy AB Class B	264,177	5,869,105
Atlas Copco AB Class A	176,797	8,317,078
Atlas Copco AB Class B	103,018	4,312,473
Avanza Bank Holding AB	9,928	559,694
Axfood AB	36,580	737,701
Betsson AB	38,354	312,223
BillerudKorsnas AB	50,483	779,307
Boliden AB	75,257	2,738,360
Bonava AB Class B	32,540	465,242
Castellum AB	75,440	1,304,316
Com Hem Holding AB	60,765	1,059,877
Dometic Group ABc	93,609	1,015,403
Electrolux AB Class B	66,917	2,370,146
Elekta AB Class B	105,651	1,012,054
Essity AB Class Ba	166,396	4,999,612

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
Evolution Gaming Group ABc	6,866	$534,542
Fabege AB	43,899	962,989
Fastighets AB Balder Class Ba	29,930	800,216
Getinge AB Class B	61,980	851,441
Hemfosa Fastigheter AB	48,168	663,540
Hennes & Mauritz AB Class B	249,257	4,421,856
Hexagon AB Class B	70,693	4,223,849
Hexpol AB	74,279	799,578
Holmen AB Class B	14,665	774,839
Hufvudstaden AB Class A	36,525	589,645
Husqvarna AB Class B	122,947	1,286,995
ICA Gruppen AB	23,442	918,639
Industrivarden AB Class C	48,842	1,305,231
Indutrade AB	32,272	998,421
Intrum Justitia ABb	21,962	817,581
Investor AB Class B	118,371	5,803,638
JM AB	23,745	536,904
Kindred Group PLC	70,226	1,176,617
Kinnevik AB Class B	60,800	2,224,702
Kungsleden AB	66,478	472,274
L E Lundbergforetagen AB Class B	9,605	777,743
Loomis AB Class B	23,868	957,212
Lundin Petroleum ABa	51,973	1,298,581
Millicom International Cellular SA SDR	18,035	1,348,980
Modern Times Group MTG AB Class B	17,308	796,373
NCC AB Class B	30,846	613,818
NetEnt AB	58,931	335,677
Nibe Industrier AB Class B	109,006	1,064,455
Nobia AB	32,969	267,169
Nordea Bank AB	802,277	9,932,321
Oriflame Holding AG	13,144	590,388
Peab AB	42,756	367,981
Ratos AB Class B	68,491	323,511
Saab AB Class B	20,765	998,000
Sandvik AB	303,066	5,986,465
SAS ABa,b	93,169	226,206
Securitas AB Class B	87,163	1,618,527
Skandinaviska Enskilda Banken AB Class A	402,077	5,095,518
Skanska AB Class B	92,162	1,879,145
SKF AB Class B	105,034	2,604,287
SSAB AB Class Aa	90,480	575,860
SSAB AB Class Ba	103,900	542,087

Security	Shares	Value
Svenska Cellulosa AB SCA Class B	167,005	$1,733,731
Svenska Handelsbanken AB Class A	405,850	5,924,082
Sweco AB Class B	26,021	589,030
Swedbank AB Class A	237,572	6,091,667
Swedish Match AB	53,682	2,181,589
Swedish Orphan Biovitrum ABa	52,830	931,562
Tele2 AB Class B	94,398	1,184,527
Telefonaktiebolaget LM Ericsson Class B	813,952	5,243,615
Telia Co. AB	662,625	3,336,536
Thule Group ABc	34,542	789,393
Trelleborg AB Class B	69,019	1,847,946
Volvo AB Class B	412,540	8,448,286
Wallenstam AB Class B	64,209	609,840
Wihlborgs Fastigheter AB	25,990	634,322

		147,979,052
SWITZERLAND — 11.91%
ABB Ltd. Registered	485,602	13,555,693
Adecco Group AG Registered	43,305	3,568,377
Allreal Holding AG Registered	4,764	829,703
ams AG	16,208	1,497,357
Arbonia AG Registered[a,b]	21,902	391,578
Aryzta AGb	26,521	715,234
Baloise Holding AG Registered	14,052	2,302,194
Banque Cantonale Vaudoise Registered	976	822,083
Barry Callebaut AG Registered	640	1,312,220
Basilea Pharmaceutica AG Registered[a]	5,120	415,559
BKW AG	7,884	503,775
Bucher Industries AG Registered	2,327	1,067,877
Burckhardt Compression Holding AGb	1,282	477,440
Cembra Money Bank AG	10,824	1,069,475
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	288	1,806,196
Chocoladefabriken Lindt & Spruengli AG Registered	25	1,871,773
Cie. Financiere Richemont SA Class A Registered	136,532	13,118,587
Clariant AG Registered	72,028	2,064,142
COSMO Pharmaceuticals NVb	2,798	417,172
Credit Suisse Group AG Registered	617,739	11,934,803
Daetwyler Holding AG Bearer	3,460	736,218

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
dormakaba Holding AG Class B	1,006	$926,892
Dufry AG Registered[a]	9,468	1,473,773
Emmi AG	820	622,763
EMS-Chemie Holding AG Registered	2,337	1,719,565
Flughafen Zurich AG	5,901	1,505,720
Forbo Holding AG Registered	439	743,315
Galenica AGa,c	12,378	625,824
GAM Holding AG	47,192	887,388
Geberit AG Registered	9,679	4,591,694
Georg Fischer AG Registered	1,224	1,774,905
Givaudan SA Registered	2,426	5,845,783
Helvetia Holding AG Registered	1,878	1,120,214
Idorsia Ltd.[a]	28,487	885,622
Implenia AG Registered	7,889	573,259
Julius Baer Group Ltd.	59,559	4,094,041
Kuehne + Nagel International AG Registered	14,101	2,592,363
LafargeHolcim Ltd. Registered	117,827	7,224,762
Landis+Gyr Group AGa	6,931	574,104
Leonteq AGa	2,360	147,500
Logitech International SA Registered	45,631	1,917,327
Lonza Group AG Registered	19,663	5,476,281
Meyer Burger Technology AGa	184,371	374,454
Mobilezone Holding AG	14,433	186,623
Mobimo Holding AG Registered	1,801	503,722
Nestle SA Registered	810,403	70,108,229
Novartis AG Registered	583,052	52,810,863
OC Oerlikon Corp. AG Registered	62,415	1,115,225
Panalpina Welttransport Holding AG Registered[b]	3,934	652,140
Pargesa Holding SA Bearer	11,407	1,041,797
Partners Group Holding AG	4,664	3,629,953
PSP Swiss Property AG Registered	10,778	1,061,452
Roche Holding AG	183,306	45,244,795
Schindler Holding AG Participation Certificates	9,732	2,443,469
Schindler Holding AG Registered	6,061	1,477,434
Schmolz + Bickenbach AG Registered[a]	309,813	266,620
SFS Group AG	4,379	550,672
SGS SA Registered	1,420	3,823,429
Sika AG Bearer	541	4,693,594
Sonova Holding AG Registered	14,879	2,402,472
Straumann Holding AG Registered	2,756	2,107,913

Security	Shares	Value
Sulzer AG Registered	4,723	$672,682
Sunrise Communications Group AGc	10,252	964,985
Swatch Group AG (The) Bearer	7,983	3,662,596
Swatch Group AG (The) Registered	15,799	1,367,287
Swiss Life Holding AG Registered	8,548	3,213,776
Swiss Prime Site AG Registered	19,989	1,935,252
Swiss Re AG	81,141	8,012,848
Swisscom AG Registered	6,294	3,442,201
Tecan Group AG Registered	4,071	903,012
Temenos Group AG Registered	17,413	2,408,898
u-blox Holding AG	2,440	512,096
UBS Group AG	941,298	19,137,836
Valiant Holding AG Registered	2,828	341,940
VAT Group AGc	6,023	964,095
Vifor Pharma AGb	13,120	1,933,563
Vontobel Holding AG Registered	10,729	776,167
Zurich Insurance Group AG	39,466	12,986,929

		363,531,570
UNITED KINGDOM — 27.91%
3i Group PLC	258,758	3,427,244
AA PLC	192,119	344,236
Abcam PLC	60,644	1,060,737
Acacia Mining PLC	61,079	161,121
Admiral Group PLC	57,034	1,498,824
Aggreko PLC	67,716	776,720
Amerisur Resources PLC[a]	253,109	67,668
Anglo American PLC	352,724	8,570,189
Antofagasta PLC	110,788	1,466,754
AO World PLC[a,b]	135,292	271,273
Ascential PLC	126,635	654,416
Ashmore Group PLC	103,336	632,468
Ashtead Group PLC	131,310	3,930,654
ASOS PLC[a]	14,630	1,546,614
Associated British Foods PLC	93,446	3,631,745
AstraZeneca PLC	331,600	23,042,383
Auto Trader Group PLC[c]	254,771	1,304,632
AVEVA Group PLC	21,493	912,034
Aviva PLC	1,041,651	7,601,930
B&M European Value Retail SA	192,284	1,137,227
Babcock International Group PLC	62,539	610,085
BAE Systems PLC	822,968	6,951,593
Balfour Beatty PLC	188,175	755,954
Barclays PLC	4,421,713	12,572,024

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
Barratt Developments PLC	267,838	$2,228,905
BBA Aviation PLC	273,819	1,369,854
Beazley PLC	162,304	1,225,572
Bellway PLC	33,876	1,599,838
Berkeley Group Holdings PLC	35,123	1,980,885
BGEO Group PLC	12,457	649,059
BHP Billiton PLC	545,737	12,137,664
Big Yellow Group PLC	52,228	644,300
Bodycote PLC	58,997	811,281
boohoo.com PLC[a]	223,367	588,744
Booker Group PLC	423,718	1,365,374
Bovis Homes Group PLC	41,175	641,447
BP PLC	5,129,019	36,548,846
Brewin Dolphin Holdings PLC	73,944	392,638
British American Tobacco PLC	598,101	40,987,027
British Land Co. PLC (The)	234,507	2,229,652
Britvic PLC	69,604	727,011
BT Group PLC	2,217,209	8,054,294
BTG PLC[a]	111,626	1,180,215
Bunzl PLC	85,473	2,503,866
Burberry Group PLC	114,015	2,560,113
Burford Capital Ltd.	57,171	999,990
Cairn Energy PLC[a]	189,358	556,864
Capita PLC	182,013	472,368
Capital & Counties Properties PLC	192,247	806,485
Card Factory PLC	127,964	351,386
Carnival PLC	48,812	3,449,832
Centamin PLC	303,516	701,806
Centrica PLC	1,396,261	2,649,721
Cineworld Group PLC	61,359	449,803
Clinigen Healthcare Ltd.[a]	28,687	447,922
Close Brothers Group PLC	43,347	970,239
Cobham PLC[a]	671,602	1,248,730
Coca-Cola European Partners PLC	57,787	2,320,726
Coca-Cola HBC AG	48,897	1,645,174
Compass Group PLC	411,128	8,667,358
ConvaTec Group PLC[c]	324,117	931,961
Countryside Properties PLC[c]	88,103	396,408
Crest Nicholson Holdings PLC	77,417	556,509
Croda International PLC	33,384	2,128,722
CYBG PLC	234,227	1,067,863
Daily Mail & General Trust PLC Class A NVS	75,919	688,249
Dairy Crest Group PLC[b]	36,859	308,464

Security	Shares	Value
DCC PLC	23,590	$2,484,094
De La Rue PLC	45,002	399,969
Debenhams PLC[b]	546,496	233,143
Dechra Pharmaceuticals PLC	29,794	1,016,846
Derwent London PLC	27,143	1,129,398
Diageo PLC	653,509	23,535,097
Dignity PLC	16,353	190,457
Diploma PLC	41,623	691,339
Direct Line Insurance Group PLC	357,958	1,879,864
Dixons Carphone PLC	155,962	434,035
Domino’s Pizza Group PLC	153,882	738,982
Drax Group PLC	125,702	464,762
DS Smith PLC	250,632	1,794,175
Dunelm Group PLC	39,005	354,989
easyJet PLC	40,623	958,948
EI Group PLC[a]	212,088	405,350
Electrocomponents PLC	138,021	1,202,367
Elementis PLC	139,095	571,642
EnQuest PLC ADR[a]	302,105	160,888
Entertainment One Ltd.	124,694	573,102
Equiniti Group PLC[c]	107,100	412,737
Essentra PLC	75,230	547,207
esure Group PLC	76,359	260,173
Evraz PLC	103,509	547,124
Experian PLC	245,321	5,661,978
Fenner PLC	81,965	552,720
Ferguson PLC	64,226	4,964,840
Ferrexpo PLC	72,270	299,785
Fevertree Drinks PLC	26,775	932,086
FirstGroup PLC[a]	398,962	588,903
Fresnillo PLC	59,454	1,136,306
G4S PLC	412,061	1,665,917
Galliford Try PLC	29,195	453,363
Genus PLC	26,466	910,791
GKN PLC	447,751	2,692,071
GlaxoSmithKline PLC	1,278,708	24,009,983
Glencore PLC	3,190,882	18,318,270
Go-Ahead Group PLC	15,769	362,153
Gocompare.Com Group PLC	191,129	315,282
Grafton Group PLC	65,188	732,798
Grainger PLC	158,846	651,910
Great Portland Estates PLC	84,186	796,116
Greencore Group PLC	207,734	574,569
Greene King PLC	84,469	627,022
Greggs PLC	36,047	676,128

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
GVC Holdings PLC	81,361	$1,072,534
Halfords Group PLC	76,599	370,354
Halma PLC	109,556	1,989,491
Hammerson PLC	186,915	1,310,406
Hansteen Holdings PLC	156,016	315,045
Hargreaves Lansdown PLC	64,531	1,704,560
Hays PLC	401,664	1,154,939
Helical PLC	64,585	291,602
Hikma Pharmaceuticals PLC[b]	39,349	541,097
Hiscox Ltd.	81,401	1,636,794
Hochschild Mining PLC[b]	77,294	251,708
HomeServe PLC	86,977	968,459
Howden Joinery Group PLC	177,385	1,171,199
HSBC Holdings PLC	5,233,576	55,899,929
Hunting PLC[a]	47,467	413,778
IG Group Holdings PLC	102,389	1,125,506
IMI PLC	69,314	1,309,969
Imperial Brands PLC	248,891	10,258,821
Inchcape PLC	111,883	1,152,703
Indivior PLC[a]	209,892	1,201,967
Informa PLC	198,743	1,967,618
Inmarsat PLC	122,284	807,738
InterContinental Hotels Group PLC	46,238	3,098,270
Intermediate Capital Group PLC	80,646	1,328,025
Intertek Group PLC	41,096	2,936,055
Intu Properties PLC	188,116	602,968
Investec PLC	171,617	1,334,943
IQE PLC[a,b]	175,498	266,538
ITE Group PLC	148,162	363,658
ITV PLC	927,978	2,203,784
IWG PLC	191,550	723,478
J D Wetherspoon PLC	39,266	703,003
J Sainsbury PLC	424,758	1,525,169
JD Sports Fashion PLC	126,361	658,031
John Menzies PLC	19,597	192,010
John Wood Group PLC	176,867	1,629,306
Johnson Matthey PLC	47,672	2,345,603
Jupiter Fund Management PLC	117,912	991,976
Just Eat PLC[a]	148,707	1,723,894
Just Group PLC	183,633	383,347
KAZ Minerals PLC[a]	76,420	889,381
Keller Group PLC	24,845	352,602
Kier Group PLC	33,658	504,001
Kingfisher PLC	592,522	2,923,808
Ladbrokes Coral Group PLC	326,652	789,676

Security	Shares	Value
Laird PLC	224,740	$399,809
Lancashire Holdings Ltd.	68,570	641,616
Land Securities Group PLC	186,334	2,654,533
Legal & General Group PLC	1,533,643	5,901,563
Lloyds Banking Group PLC	18,700,093	18,484,428
London Stock Exchange Group PLC	82,652	4,615,611
LondonMetric Property PLC	241,513	615,451
Majestic Wine PLC	45,823	297,467
Man Group PLC	425,913	1,315,515
Marks & Spencer Group PLC	417,932	1,790,687
Marston’s PLC	266,188	427,742
McCarthy & Stone PLC[c]	151,882	315,984
Mediclinic International PLC	101,587	862,726
Meggitt PLC	193,587	1,277,898
Melrose Industries PLC	533,459	1,717,483
Merlin Entertainments PLC[c]	175,792	821,451
Metro Bank PLC[a,b]	19,456	1,005,434
Micro Focus International PLC	114,847	3,511,342
Mitchells & Butlers PLC	84,013	307,279
Mitie Group PLC	129,741	326,931
Mondi PLC	92,787	2,476,660
Moneysupermarket.com Group PLC	151,128	727,691
Morgan Advanced Materials PLC	102,292	504,180
N Brown Group PLC	79,200	226,604
National Express Group PLC	139,757	728,586
National Grid PLC	887,379	10,154,490
NewRiver REIT PLC	112,063	478,874
NEX Group PLC	90,404	762,355
Next PLC	38,035	2,754,145
NMC Health PLC	24,584	1,166,954
Northgate PLC	65,400	377,588
Ocado Group PLC[a,b]	151,132	1,082,324
Old Mutual PLC	1,276,285	4,243,333
Ophir Energy PLC[a]	297,922	234,708
Oxford Instruments PLC	28,651	374,837
Pagegroup PLC	99,088	766,540
Paragon Banking Group PLC	103,052	722,761
Pearson PLC	216,897	2,139,946
Pennon Group PLC	110,890	1,133,169
Persimmon PLC	81,981	2,916,859
Petra Diamonds Ltd.[a,b]	182,964	156,110
Petrofac Ltd.	65,498	493,277
Pets at Home Group PLC	161,891	411,398

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
Phoenix Group Holdings	102,138	$1,109,675
Playtech PLC	70,278	791,915
Plus500 Ltd.	39,890	638,730
Premier Foods PLC[a]	498,727	289,360
Provident Financial PLC	38,683	370,762
Prudential PLC	672,430	18,225,730
Purplebricks Group PLC[a,b]	63,954	445,453
QinetiQ Group PLC	194,277	568,843
Randgold Resources Ltd.	24,593	2,478,150
Rathbone Brothers PLC	18,041	699,361
Reckitt Benckiser Group PLC	174,178	16,850,342
Redrow PLC	75,250	640,986
RELX PLC	284,589	6,305,224
Renishaw PLC	12,118	856,106
Rentokil Initial PLC	533,494	2,253,206
Restaurant Group PLC (The)	67,319	242,965
Rightmove PLC	25,912	1,626,110
Rio Tinto PLC	322,395	17,980,876
Rolls-Royce Holdings PLC	434,069	5,382,577
Rotork PLC	235,035	987,654
Royal Bank of Scotland Group PLC[a]	928,982	3,800,687
Royal Dutch Shell PLC Class A ADR	1,171,894	41,037,371
Royal Dutch Shell PLC Class B	978,788	34,741,469
Royal Mail PLC	231,103	1,542,965
RPC Group PLC	111,158	1,345,195
RPS Group PLC	105,845	438,757
RSA Insurance Group PLC	264,350	2,329,194
Safestore Holdings PLC	78,200	554,687
Saga PLC	299,224	491,891
Sage Group PLC (The)	281,620	3,000,380
Savills PLC	50,483	735,123
Schroders PLC	29,927	1,583,146
Segro PLC	230,164	1,902,950
Senior PLC	151,681	586,267
Serco Group PLC[a]	323,049	407,481
Severn Trent PLC	63,125	1,753,597
Shaftesbury PLC	69,052	981,954
Shire PLC	236,294	11,181,131
SIG PLC	194,829	450,494
Sirius Minerals PLC[a,b]	1,181,352	395,794
Sky PLC	260,516	3,923,244
Smith & Nephew PLC	227,392	4,103,475
Smiths Group PLC	99,367	2,258,758

Security	Shares	Value
SOCO International PLC	138,218	$226,036
Sophos Group PLC[c]	84,386	768,007
Spectris PLC	33,162	1,230,353
Spirax-Sarco Engineering PLC	20,549	1,658,332
Spire Healthcare Group PLC[c]	93,295	323,715
Sports Direct International PLC[a]	82,882	438,566
SSE PLC	260,971	4,841,181
SSP Group PLC	148,658	1,288,478
St. Modwen Properties PLC	83,598	489,788
St. James’s Place PLC	133,053	2,248,738
Stagecoach Group PLC	129,189	277,774
Standard Chartered PLC[a]	856,982	9,988,232
Standard Life Aberdeen PLC	681,857	4,125,797
Stobart Group Ltd.	119,459	399,210
Stock Spirits Group PLC	123,552	534,119
Superdry PLC	18,736	464,397
Synthomer PLC	92,761	625,257
TalkTalk Telecom Group PLC[b]	181,291	306,788
Tate & Lyle PLC	134,405	1,226,677
Taylor Wimpey PLC	864,927	2,344,322
Ted Baker PLC	11,109	473,927
Telecom Plus PLC	16,346	269,640
Tesco PLC	2,126,647	6,320,576
Thomas Cook Group PLC	429,428	770,663
TP ICAP PLC	156,108	1,176,565
Travis Perkins PLC	66,404	1,379,148
Tritax Big Box REIT PLC	389,357	825,545
TUI AG	120,870	2,738,100
Tullow Oil PLC[a,b]	338,050	960,246
UBM PLC	106,120	1,370,244
UDG Healthcare PLC	74,398	868,070
Ultra Electronics Holdings PLC	23,159	502,562
Unilever PLC	332,646	18,921,574
UNITE Group PLC (The)	69,706	790,030
United Utilities Group PLC	180,408	1,893,333
Vectura Group PLC[a]	251,243	347,634
Vedanta Resources PLC	31,865	374,562
Vesuvius PLC	71,230	609,782
Victrex PLC	23,159	840,457
Virgin Money Holdings UK PLC	92,453	367,204
Vodafone Group PLC	6,924,374	22,115,931
Weir Group PLC (The)	59,194	1,859,467
WH Smith PLC	38,904	1,182,815
Whitbread PLC	47,564	2,625,046
William Hill PLC	229,731	1,012,736

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Security	Shares	Value
Wm Morrison Supermarkets PLC	558,946	$1,764,566
Workspace Group PLC	35,401	521,040
WPP PLC	328,546	5,970,930
ZPG PLC[c]	87,160	425,134

		852,164,780

TOTAL COMMON STOCKS (Cost: $2,652,952,930)		3,008,769,754

PREFERRED STOCKS — 0.92%

GERMANY — 0.85%
Bayerische Motoren Werke AG, Preference Shares	15,071	1,477,569
Fuchs Petrolub SE, Preference Shares	18,516	1,014,918
Henkel AG & Co. KGaA, Preference Shares	44,590	6,254,706
Jungheinrich AG, Preference Shares	16,337	809,595
Porsche Automobil Holding SE, Preference Shares	39,536	3,664,348
Sartorius AG, Preference Shares	10,175	1,220,018
Schaeffler AG, Preference Shares	45,506	907,876
Volkswagen AG, Preference Shares	47,851	10,552,234

		25,901,264
ITALY — 0.07%
Intesa Sanpaolo SpA, Preference Shares	264,429	1,011,955
Telecom Italia SpA/Milano, Preference Shares	1,589,164	1,218,705

		2,230,660

TOTAL PREFERRED STOCKS (Cost: $23,425,288)		28,131,924

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[a]	523,422	2,604

		2,604
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[a]	65,063	34,204
Sacyr SA (Expires 02/12/18)[a]	154,031	10,458

		44,662

TOTAL RIGHTS (Cost: $45,503)		47,266

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	27,687,007	$27,692,545
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	1,515,091	1,515,091

		29,207,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,205,527)		29,207,636

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $2,705,629,248)		3,066,156,580
Other Assets, Less Liabilities — (0.42)%		(12,787,725)

NET ASSETS — 100.00%		$3,053,368,855

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,828,380	4,858,627	[b]	—	27,687,007	$27,692,545	$370,307	[c]	$(2,738)	$(16)
BlackRock Cash Funds: Treasury, SL Agency Shares	118,632	1,396,459	[b]	—	1,515,091	1,515,091	8,251		—	—

						$29,207,636	$378,558		$(2,738)	$(16)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Euro STOXX 50	207	Mar 2018	$9,283	$50,495
FTSE 100 Index	59	Mar 2018	6,265	(31,684)

Total				$18,811

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,008,504,190	$265,564	$—	$3,008,769,754
Preferred stocks	28,131,924	—	—	28,131,924
Rights	44,662	2,604	—	47,266
Money market funds	29,207,636	—	—	29,207,636

Total	$3,065,888,412	$268,168	$—	$3,066,156,580

Derivative financial instruments[a]
Assets
Futures contracts	$50,495	$—	$—	$50,495
Liabilities
Futures contracts	(31,684)	—	—	(31,684)

Total	$18,811	$—	$—	$18,811

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.12%

AUSTRALIA — 6.11%
AGL Energy Ltd.	31,618	$600,127
ALS Ltd.	47,519	268,195
Alumina Ltd.	199,250	388,836
Amcor Ltd./Australia	50,280	592,799
AMP Ltd.	134,746	572,831
Ansell Ltd.	12,095	246,317
APA Group	64,339	419,914
Aristocrat Leisure Ltd.	29,047	562,147
ASX Ltd.	10,192	451,768
Aurizon Holdings Ltd.	98,467	373,153
AusNet Services	199,977	274,474
Australia & New Zealand Banking Group Ltd.	135,583	3,137,751
Bank of Queensland Ltd.	31,998	321,030
Bendigo & Adelaide Bank Ltd.	41,044	389,186
BHP Billiton Ltd.	145,241	3,551,789
BlueScope Steel Ltd.	39,238	460,708
Boral Ltd.	74,174	480,499
Brambles Ltd.	81,566	653,876
Caltex Australia Ltd.	17,522	493,332
Challenger Ltd./Australia	38,121	421,046
CIMIC Group Ltd.	6,953	265,407
Cleanaway Waste Management Ltd.	175,780	205,678
Coca-Cola Amatil Ltd.	43,520	295,314
Cochlear Ltd.	3,812	536,233
Commonwealth Bank of Australia	78,000	4,981,469
Computershare Ltd.	25,903	350,282
Crown Resorts Ltd.	28,391	304,612
CSL Ltd.	21,046	2,495,289
Dexus	54,089	417,400
Domino’s Pizza Enterprises Ltd.[a]	6,574	255,465
Downer EDI Ltd.	49,090	267,124
Fortescue Metals Group Ltd.	97,233	390,523
Goodman Group	94,339	618,003
GPT Group (The)	110,559	450,311
Healthscope Ltd.	139,508	218,026
Iluka Resources Ltd.	39,908	327,033
Incitec Pivot Ltd.	114,084	344,576
Insurance Australia Group Ltd.	119,225	698,967
James Hardie Industries PLC	26,249	463,574
JB Hi-Fi Ltd.[a]	18,286	432,811
LendLease Group	29,522	378,662

Security	Shares	Value
Macquarie Atlas Roads Group	74,380	$345,716
Macquarie Group Ltd.	14,578	1,217,402
Magellan Financial Group Ltd.	14,571	325,059
Medibank Pvt Ltd.	159,886	433,717
Metcash Ltd.	64,930	168,247
Mirvac Group	214,833	382,714
National Australia Bank Ltd.	122,409	2,887,386
Newcrest Mining Ltd.	44,829	822,927
Oil Search Ltd.	79,009	484,310
Orica Ltd.	22,379	347,931
Origin Energy Ltd.[b]	90,371	683,482
Orora Ltd.	151,508	399,949
QBE Insurance Group Ltd.	65,709	573,581
Ramsay Health Care Ltd.	7,960	440,557
REA Group Ltd.	5,620	335,166
Rio Tinto Ltd.	19,903	1,238,550
Santos Ltd.[b]	108,070	446,299
Scentre Group	246,163	827,222
Seek Ltd.	30,930	489,641
Sonic Healthcare Ltd.	26,324	508,383
South32 Ltd.	276,252	854,515
Spark Infrastructure Group	157,600	294,794
Star Entertainment Grp Ltd. (The)	80,850	396,738
Stockland	139,888	478,018
Suncorp Group Ltd.	56,755	627,778
Sydney Airport	55,900	308,255
Tabcorp Holdings Ltd.	171,466	717,827
Telstra Corp. Ltd.	195,045	579,631
Transurban Group	110,884	1,079,256
Treasury Wine Estates Ltd.	45,046	624,469
Vicinity Centres	211,404	460,486
Wesfarmers Ltd.	48,724	1,728,491
Westfield Corp.	92,734	686,335
Westpac Banking Corp.	157,656	3,952,414
Woodside Petroleum Ltd.	38,726	1,038,589
Woolworths Group Ltd.	58,606	1,278,945
WorleyParsons Ltd.[b]	16,888	198,699

		58,020,016
AUSTRIA — 0.37%
ANDRITZ AG	5,715	344,013
BUWOG AG	12,353	444,735
Erste Group Bank AG	16,693	842,834
OMV AG	8,954	578,470
Raiffeisen Bank International AGb	10,234	441,498

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Voestalpine AG	8,287	$539,714
Wienerberger AG	10,791	295,206

		3,486,470
BELGIUM — 1.12%
Ackermans & van Haaren NV	2,096	391,925
Ageas	8,476	449,179
Anheuser-Busch InBev SA/NV	33,375	3,789,321
bpost SA	11,622	387,724
Colruyt SA	5,050	280,392
D’ieteren SA/NV	4,005	187,495
EVS Broadcast Equipment SA	10,289	387,089
Galapagos NVb	3,239	388,085
Groupe Bruxelles Lambert SA	1,837	217,127
KBC Group NV	11,294	1,088,980
Ontex Group NV	9,049	268,518
Proximus SADP	7,143	241,680
Sofina SA	3,136	548,497
Solvay SA	3,293	478,118
Telenet Group Holding NVb	4,378	337,869
UCB SA	6,325	553,132
Umicore SA	12,190	643,266

		10,638,397
CANADA — 8.45%
Agnico Eagle Mines Ltd.	14,356	680,911
Alamos Gold Inc. Class A	32,858	197,386
Alimentation Couche-Tard Inc. Class B	19,048	999,094
AltaGas Ltd.	16,305	366,409
ARC Resources Ltd.	31,511	347,511
Atco Ltd./Canada Class I	9,429	341,853
Aurora Cannabis Inc.[a,b]	22,990	219,247
B2Gold Corp.[b]	83,327	252,660
Bank of Montreal	26,825	2,215,574
Bank of Nova Scotia (The)	51,670	3,441,719
Barrick Gold Corp.	58,376	841,726
BCE Inc.	1,622	76,046
BlackBerry Ltd.[b]	30,760	391,128
Bombardier Inc. Class Bb	121,501	344,642
Brookfield Asset Management Inc. Class A	39,931	1,675,549
CAE Inc.	25,235	466,915
Cameco Corp.	24,380	224,951
Canadian Imperial Bank of Commerce	17,988	1,786,704
Canadian National Railway Co.	31,683	2,545,796
Canadian Natural Resources Ltd.	52,332	1,791,108

Security	Shares	Value
Canadian Pacific Railway Ltd.	6,326	$1,174,294
Canadian Tire Corp. Ltd. Class A	3,619	506,279
Canadian Utilities Ltd. Class A	9,619	285,469
Canopy Growth Corp.[a,b]	10,194	257,748
CCL Industries Inc. Class B	8,113	389,035
Cenovus Energy Inc.	55,620	531,787
CGI Group Inc. Class Ab	9,429	541,062
CI Financial Corp.	15,714	379,257
Cineplex Inc.	11,905	304,891
Constellation Software Inc./Canada	1,048	679,199
Cott Corp.	10,177	170,218
Crescent Point Energy Corp.	49,731	393,194
DIRTT Environmental Solutions[b]	55,144	257,999
Dollarama Inc.	6,095	835,519
Element Fleet Management Corp.	32,952	222,930
Empire Co. Ltd. Class A	13,302	258,049
Enbridge Inc.	77,113	2,830,337
Enbridge Income Fund Holdings Inc.	18,380	419,331
Encana Corp.	53,102	658,338
Fairfax Financial Holdings Ltd.	1,391	733,567
Finning International Inc.	18,496	510,624
First Quantum Minerals Ltd.	36,335	543,167
Fortis Inc./Canada	16,002	566,856
Franco-Nevada Corp.	10,582	811,213
George Weston Ltd.	3,336	292,908
Gibson Energy Inc.	19,333	279,866
Gildan Activewear Inc.	12,190	415,623
Goldcorp Inc.	52,078	747,519
Great-West Lifeco Inc.	14,951	423,846
H&R REIT	22,909	392,507
HudBay Minerals Inc.	15,562	133,695
Husky Energy Inc.[b]	20,951	307,899
Hydro One Ltd.[c]	16,857	305,167
IGM Financial Inc.	7,143	255,770
Imperial Oil Ltd.	16,952	534,323
Industrial Alliance Insurance & Financial Services Inc.	9,049	434,361
Intact Financial Corp.	6,763	568,503
Inter Pipeline Ltd.	24,383	468,640
Ivanhoe Mines Ltd. Class Ab	46,440	133,243
Keyera Corp.	16,642	469,478
Kinross Gold Corp.[b]	87,613	381,345
Kirkland Lake Gold Ltd.	16,481	249,059
Linamar Corp.	4,894	289,727
Loblaw Companies Ltd.	8,478	460,439

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Lundin Mining Corp.	53,047	$384,389
Magna International Inc.	16,667	954,496
Manulife Financial Corp.	87,775	1,867,325
Maple Leaf Foods Inc.	12,572	357,121
Maxar Technologies Ltd.	3,116	197,142
Methanex Corp.	6,130	387,931
Metro Inc.	13,335	447,380
National Bank of Canada	16,705	869,256
Northland Power Inc.	19,044	355,159
Nutrien Ltd.[b]	28,331	1,486,001
Onex Corp.	4,857	364,696
Open Text Corp.	13,048	447,962
Pan American Silver Corp.	20,667	340,281
Parkland Fuel Corp.	18,475	434,449
Pembina Pipeline Corp.	28,284	966,661
Peyto Exploration & Development Corp.	19,906	182,048
Power Corp. of Canada	22,298	570,513
Power Financial Corp.	14,286	395,096
PrairieSky Royalty Ltd.	19,858	493,031
Quebecor Inc. Class B	18,095	353,980
Restaurant Brands International Inc.	11,124	673,687
RioCan REIT	19,481	382,522
Ritchie Bros Auctioneers Inc.	5,047	164,593
Rogers Communications Inc. Class B	15,561	761,403
Royal Bank of Canada	64,591	5,544,870
Saputo Inc.	9,334	322,051
Seven Generations Energy Ltd. Class Ab	21,676	303,006
Shaw Communications Inc. Class B	18,095	396,015
Shopify Inc. Class Ab	4,529	579,724
SNC-Lavalin Group Inc.	10,287	456,222
Stantec Inc.	12,190	355,511
Stars Group Inc. (The)[b]	8,960	228,227
Sun Life Financial Inc.	27,331	1,188,944
Suncor Energy Inc.	76,336	2,772,574
Tahoe Resources Inc.	36,285	160,596
Teck Resources Ltd. Class B	27,922	812,955
TELUS Corp.	1,985	74,928
TFI International Inc.	13,333	345,592
Thomson Reuters Corp.	13,333	578,486
TMX Group Ltd.	5,145	324,464
Toromont Industries Ltd.	10,160	444,792
Toronto-Dominion Bank (The)	82,506	5,031,666
Tourmaline Oil Corp.[b]	20,793	336,762

Security	Shares	Value
TransCanada Corp.	37,791	$1,744,390
Turquoise Hill Resources Ltd.[b]	87,038	266,041
Valeant Pharmaceuticals International Inc.[b]	17,322	321,633
Vermilion Energy Inc.	10,405	394,370
Wajax Corp.	9,865	178,750
West Fraser Timber Co. Ltd.	4,874	341,897
Wheaton Precious Metals Corp.	27,278	590,762
Whitecap Resources Inc.	55,322	405,384
WSP Global Inc.	8,476	411,485
Yamana Gold Inc.	117,505	407,056

		80,167,485
DENMARK — 1.66%
Ambu A/S Series B	12,231	263,488
AP Moller – Maersk A/S Class A	293	502,703
AP Moller – Maersk A/S Class B	235	420,893
Carlsberg A/S Class B	5,076	654,063
Chr Hansen Holding A/S	4,960	435,044
Coloplast A/S Class B	5,814	518,318
Danske Bank A/S	33,436	1,362,804
DSV A/S	9,180	757,548
Genmab A/Sb	3,007	552,658
GN Store Nord A/S	9,334	315,914
H Lundbeck A/S	4,080	208,705
ISS A/S	10,572	413,912
Jyske Bank A/S Registered	6,760	392,302
Nets A/Sb,c	7,838	216,476
Novo Nordisk A/S Class B	85,918	4,794,795
Novozymes A/S Class B	10,572	588,395
Orsted A/Sc	8,956	545,677
Pandora A/S	5,525	525,662
SimCorp A/S	5,335	340,057
Sydbank A/S	11,239	460,908
TDC A/S	53,540	358,564
Vestas Wind Systems A/S	10,848	742,666
William Demant Holding A/Sb	11,525	365,377

		15,736,929
FINLAND — 0.93%
Amer Sports OYJ	11,145	315,581
Elisa OYJ	15,143	646,294
Fortum OYJ	22,050	479,742
Huhtamaki OYJ	7,048	301,770
Kesko OYJ Class B	5,240	306,477
Kone OYJ Class B	13,523	776,614
Konecranes OYJ	5,931	302,044

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Metso OYJ	8,001	$280,578
Neste OYJ	7,906	548,387
Nokia OYJ	285,049	1,376,722
Nokian Renkaat OYJ	6,238	316,124
Orion OYJ Class B	6,190	249,072
Outokumpu OYJ	22,615	194,391
Sampo OYJ Class A	15,904	926,627
Stora Enso OYJ Class R	26,471	455,732
UPM-Kymmene OYJ	24,104	814,948
Wartsila OYJ Abp	7,143	489,946

		8,781,049
FRANCE — 8.83%
Accor SA	10,346	590,939
Aeroports de Paris	2,096	436,836
Air France-KLM[b]	9,459	147,412
Air Liquide SA	17,821	2,409,866
Airbus SE	26,054	3,002,252
Alstom SA	9,334	411,044
Amundi SAc	3,218	304,671
APERAM SA	6,000	358,029
Arkema SA	4,000	512,751
Atos SE	4,287	678,248
AXA SA	81,570	2,692,312
BioMerieux	1,888	179,456
BNP Paribas SA	51,344	4,259,857
Bollore SA	62,450	364,091
Bouygues SA	10,857	605,519
Bureau Veritas SA	17,142	504,183
Capgemini SE	7,571	1,008,707
Carrefour SA	27,978	671,803
Casino Guichard Perrachon SA	4,389	257,469
Cie. de Saint-Gobain	21,373	1,246,469
Cie. Generale des Etablissements Michelin Class B	7,238	1,161,356
CNP Assurances	13,907	357,581
Credit Agricole SA	52,851	999,109
Danone SA	24,978	2,161,342
Dassault Aviation SA	193	323,859
Dassault Systemes SE	5,525	639,272
Edenred	17,946	581,486
Eiffage SA	4,177	508,174
Electricite de France SA	28,917	398,959
Elior Group SAc	5,253	121,455
Elis SA	14,762	413,770
Engie SA	79,815	1,390,025

Security	Shares	Value
Essilor International Cie. Generale d’Optique SA	8,859	$1,262,530
Euler Hermes Group	846	128,576
Eurazeo SA	4,478	472,775
Eurofins Scientific SEa	668	436,885
Euronext NVc	6,383	434,159
Eutelsat Communications SA	12,285	271,188
Faurecia	5,185	467,518
Fonciere Des Regions	2,476	272,822
Gecina SA	3,241	634,691
Getlink SE Registered	28,569	402,165
Hermes International	1,262	699,915
ICADE	3,714	403,912
Iliad SA	1,431	371,508
Imerys SA	3,709	398,748
Ingenico Group SA	2,859	326,599
Ipsen SA	3,239	455,752
JCDecaux SA	6,383	277,194
Kering	3,449	1,752,151
Klepierre SA	10,572	484,527
L’Oreal SA	10,553	2,407,107
Lagardere SCA	13,618	426,152
Legrand SA	11,142	930,248
LVMH Moet Hennessy Louis Vuitton SE	12,106	3,809,474
Natixis SA	52,756	481,996
Orange SA	87,462	1,584,763
Orpea	3,774	472,967
Pernod Ricard SA	8,764	1,400,748
Peugeot SA	30,948	697,433
Publicis Groupe SA	10,035	696,062
Remy Cointreau SA	1,711	225,937
Renault SA	9,480	1,045,986
Rexel SA	19,523	353,138
Rubis SCA	7,048	521,535
Safran SA	14,187	1,607,225
Sanofi	51,331	4,547,812
Schneider Electric SE	24,246	2,279,833
SCOR SE	10,477	470,515
SEB SA	1,621	336,022
SES SA	20,381	319,148
Societe BIC SA	2,097	241,119
Societe Generale SA	35,736	2,085,897
Sodexo SA	3,714	478,171
Sopra Steria Group	2,001	407,564

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
SPIE SA	8,919	$222,439
STMicroelectronics NV	31,425	752,810
Suez	18,000	269,306
Teleperformance	4,097	623,179
Thales SA	5,525	621,927
TOTAL SA	105,884	6,151,392
Ubisoft Entertainment SAb	5,308	455,862
Unibail-Rodamco SE	4,355	1,120,855
Valeo SA	11,578	915,879
Veolia Environnement SA	23,427	592,147
Vinci SA	21,867	2,369,952
Vivendi SA	48,282	1,421,281
Wendel SA	2,286	427,453
Zodiac Aerospace[a]	10,287	320,760

		83,744,011
GERMANY — 7.96%
1&1 Drillisch AG	4,164	347,549
Aareal Bank AG	9,524	482,768
adidas AG	8,622	2,011,763
AIXTRON SEb	7,541	114,046
Allianz SE Registered	19,826	5,026,094
Aurubis AG	4,192	441,484
Axel Springer SE	6,000	528,821
BASF SE	40,437	4,751,314
Bayer AG Registered	38,113	5,005,266
Bayerische Motoren Werke AG	12,824	1,469,267
Beiersdorf AG	4,952	589,135
Brenntag AG	8,761	569,930
CECONOMY AG	13,531	195,280
Commerzbank AGb	53,614	885,497
Continental AG	4,477	1,348,015
Covestro AGc	7,526	867,985
Daimler AG Registered	42,470	3,900,835
Deutsche Bank AG Registered	96,008	1,769,392
Deutsche Boerse AG	8,377	1,078,525
Deutsche Lufthansa AG Registered	17,047	610,332
Deutsche Post AG Registered	39,813	1,888,160
Deutsche Telekom AG Registered	140,475	2,471,830
Deutsche Wohnen SE Bearer	19,523	885,277
Duerr AG	3,524	486,854
E.ON SE	103,386	1,089,461
Elmos Semiconductor AG	9,809	291,437
Evonik Industries AG	8,096	320,722
Evotec AGa,b	7,741	141,613

Security	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	4,287	$508,632
Freenet AG	15,809	607,759
Fresenius Medical Care AG & Co. KGaA	9,144	1,059,376
Fresenius SE & Co. KGaA	18,669	1,639,147
GEA Group AG	10,382	517,723
Gerresheimer AG	4,338	379,906
Hannover Rueck SE	3,326	456,185
HeidelbergCement AG	6,747	733,595
Henkel AG & Co. KGaA	7,811	980,840
HOCHTIEF AG	1,811	328,256
HUGO BOSS AG	3,812	351,316
Infineon Technologies AG	50,189	1,463,663
Innogy SEc	6,530	249,737
K+S AG Registered	11,715	330,116
KION Group AG	4,857	447,261
Lanxess AG	5,240	458,377
LEG Immobilien AG	6,000	678,834
Leoni AG	2,501	192,732
Linde AGb	7,811	1,913,028
MAN SE	1,527	182,237
Merck KGaA	5,620	616,238
METRO AGa,b	14,193	309,416
MorphoSys AGb	2,464	243,721
MTU Aero Engines AG	3,251	584,406
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	6,853	1,618,213
Osram Licht AG	4,952	434,048
ProSiebenSat.1 Media SE Registered	12,137	465,535
QIAGEN NVb	13,048	437,898
Rheinmetall AG	3,714	526,983
RTL Group SAb	2,870	244,193
RWE AGb	26,533	532,822
SAP SE	43,508	4,922,996
Scout24 AGc	5,925	275,166
Siemens AG Registered	33,774	5,139,757
Siltronic AGb	1,376	228,839
STADA Arzneimittel AG	1,758	191,452
Symrise AG	7,048	591,424
Telefonica Deutschland Holding AG	61,042	309,495
thyssenkrupp AG	21,135	667,175
Uniper SE	14,729	440,918
United Internet AG Registered[d]	8,666	633,706

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Volkswagen AG	2,575	$572,594
Vonovia SE	24,065	1,190,466
Wacker Chemie AG	917	184,661
Wirecard AG	6,023	752,566
Zalando SEa,b,c	7,050	414,360

		75,576,420
HONG KONG — 3.09%
AIA Group Ltd.	559,400	4,791,925
ASM Pacific Technology Ltd.	19,300	263,537
Bank of East Asia Ltd. (The)[a]	77,200	334,109
BOC Hong Kong Holdings Ltd.	192,000	980,688
CK Asset Holdings Ltd.	123,000	1,173,945
CK Hutchison Holdings Ltd.	120,000	1,620,160
CK Infrastructure Holdings Ltd.	28,000	249,340
CLP Holdings Ltd.	51,500	525,769
Galaxy Entertainment Group Ltd.	117,000	1,036,649
Hang Lung Group Ltd.	91,000	346,131
Hang Lung Properties Ltd.	111,000	293,769
Hang Seng Bank Ltd.	31,100	740,377
Henderson Land Development Co. Ltd.	73,200	511,931
HK Electric Investments & HK Electric Investments Ltd.[a,c]	192,000	177,481
HKT Trust & HKT Ltd.	229,000	285,465
Hong Kong & China Gas Co. Ltd.	330,300	652,876
Hong Kong Exchanges & Clearing Ltd.	56,100	2,125,954
Hongkong Land Holdings Ltd.	70,400	506,880
Hopewell Holdings Ltd.	125,500	507,844
Hysan Development Co. Ltd.	41,000	229,075
Jardine Matheson Holdings Ltd.	9,900	628,452
Jardine Strategic Holdings Ltd.	11,400	453,720
Kerry Properties Ltd.	97,000	463,827
Kingston Financial Group Ltd.	214,000	166,353
Landing International Development Ltd.[b]	4,620,000	206,739
Li & Fung Ltd.[a]	390,000	198,953
Link REIT	106,500	942,255
Melco International Development Ltd.	63,000	189,690
Melco Resorts & Entertainment Ltd. ADR	16,743	498,606
MGM China Holdings Ltd.	47,600	146,668
Minth Group Ltd.	48,000	271,254

Security	Shares	Value
MTR Corp. Ltd.	58,500	$335,078
New World Development Co. Ltd.	289,000	467,783
NWS Holdings Ltd.	193,000	376,058
PCCW Ltd.	479,000	276,201
Power Assets Holdings Ltd.	64,000	569,102
Sands China Ltd.	115,200	686,359
Shangri-La Asia Ltd.	108,000	274,783
Sino Land Co. Ltd.	206,000	379,791
Sun Hung Kai Properties Ltd.	62,000	1,077,268
Swire Pacific Ltd. Class A	26,500	265,120
Swire Properties Ltd.	96,400	337,091
Techtronic Industries Co. Ltd.	83,000	552,877
WH Group Ltd.[c]	452,000	559,983
Wharf Real Estate Investment Co. Ltd.[b]	62,000	428,450
Wheelock & Co. Ltd.	47,000	368,058
Wynn Macau Ltd.	100,800	355,699
Xinyi Glass Holdings Ltd.	136,000	206,918
Yue Yuen Industrial Holdings Ltd.	66,500	300,130

		29,337,171
IRELAND — 0.49%
AIB Group PLC	39,751	278,054
Bank of Ireland Group PLC[b]	51,330	502,603
CRH PLC	36,644	1,365,826
Glanbia PLC	12,192	209,141
Kerry Group PLC Class A	8,571	915,581
Kingspan Group PLC	8,761	406,002
Paddy Power Betfair PLC	4,572	531,966
Smurfit Kappa Group PLC	12,285	432,492

		4,641,665
ISRAEL — 0.55%
Azrieli Group Ltd.	4,192	229,017
Bank Hapoalim BM	67,612	507,571
Bank Leumi Le-Israel BM	94,848	584,925
Bezeq The Israeli Telecommunication Corp. Ltd.	189,408	313,542
Check Point Software Technologies Ltd.[b]	5,325	550,658
Elbit Systems Ltd.	2,286	346,175
Frutarom Industries Ltd.	3,334	348,740
Israel Chemicals Ltd.	45,043	190,337
Israel Discount Bank Ltd. Class Ab	150,555	452,093
Mizrahi Tefahot Bank Ltd.	22,284	435,408
Nice Ltd.	4,477	409,876

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR	43,805	$894,060

		5,262,402
ITALY — 2.46%
A2A SpA	166,934	321,503
Assicurazioni Generali SpA	55,022	1,094,643
Atlantia SpA	21,670	720,238
Banco BPM SpA[b]	105,313	401,912
BPER Banca[a]	42,472	248,516
Brembo SpA	20,856	337,758
CNH Industrial NV	52,380	777,482
Davide Campari-Milano SpA	46,091	368,049
Enel SpA	337,546	2,148,745
Eni SpA	108,839	1,964,102
EXOR NV	7,465	578,617
Ferrari NV	6,505	778,270
Fiat Chrysler Automobiles NVb	53,911	1,307,061
FinecoBank Banca Fineco SpA	56,088	699,415
Hera SpA	60,275	220,758
Intesa Sanpaolo SpA	683,478	2,690,986
Italgas SpA	46,436	287,734
Luxottica Group SpA	8,381	540,825
Mediaset SpA[b]	39,807	158,786
Mediobanca Banca di Credito Finanziario SpA	51,044	622,655
Moncler SpA	11,724	387,621
Poste Italiane SpA[c]	46,017	382,018
Prysmian SpA	15,200	536,629
Recordati SpA	11,014	503,138
Saipem SpA[b]	60,968	286,411
Snam SpA	146,461	715,037
Telecom Italia SpA/Milano[b]	472,799	427,135
Tenaris SA	22,859	399,385
Terna Rete Elettrica Nazionale SpA	85,897	518,766
UniCredit SpA[b]	95,953	2,121,241
Unione di Banche Italiane SpA[a]	66,382	345,005
UnipolSai Assicurazioni SpA	161,298	418,150

		23,308,591
JAPAN — 22.70%
Activia Properties Inc.	72	320,242
Advance Residence Investment Corp.	153	392,469
Advantest Corp.	11,000	233,998
Aeon Co. Ltd.	28,800	490,092
AEON Financial Service Co. Ltd.	12,100	301,627
Air Water Inc.	11,300	241,311

Security	Shares	Value
Aisin Seiki Co. Ltd.	9,800	$571,902
Ajinomoto Co. Inc.	28,800	546,159
Alfresa Holdings Corp.	15,400	375,142
Alps Electric Co. Ltd.	10,600	304,924
Amada Holdings Co. Ltd.	28,900	427,854
ANA Holdings Inc.	5,900	239,989
Aozora Bank Ltd.	9,800	396,830
Asahi Glass Co. Ltd.	11,900	522,202
Asahi Group Holdings Ltd.	19,300	970,879
Asahi Intecc Co. Ltd.	6,000	232,788
Asahi Kasei Corp.	59,400	775,185
Asics Corp.	14,100	231,997
Astellas Pharma Inc.	99,000	1,306,033
Azbil Corp.	11,600	538,793
Bandai Namco Holdings Inc.	12,700	414,200
Bank of Kyoto Ltd. (The)	5,600	313,463
Benesse Holdings Inc.	6,300	236,636
Bridgestone Corp.	29,200	1,419,405
Brother Industries Ltd.	14,800	378,423
Calbee Inc.	7,000	246,255
Canon Inc.	42,800	1,705,256
Casio Computer Co. Ltd.	13,400	203,170
Central Japan Railway Co.	6,300	1,191,837
Chiba Bank Ltd. (The)	40,000	345,930
Chubu Electric Power Co. Inc.	38,400	481,781
Chugai Pharmaceutical Co. Ltd.	12,500	660,758
Chugoku Bank Ltd. (The)	21,700	284,483
Chugoku Electric Power Co. Inc. (The)	25,800	285,288
Coca-Cola Bottlers Japan Holdings Inc.	9,800	346,104
Concordia Financial Group Ltd.	67,100	406,331
Credit Saison Co. Ltd.	17,100	310,653
CROOZ Inc.[a]	6,700	162,843
CyberAgent Inc.[a]	7,600	328,982
Dai Nippon Printing Co. Ltd.	20,300	451,917
Dai-ichi Life Holdings Inc.	50,300	1,053,187
Daicel Corp.	18,400	222,846
Daifuku Co. Ltd.	8,500	568,458
Daiichi Jitsugyo Co. Ltd.	10,400	316,321
Daiichi Sankyo Co. Ltd.	28,800	968,311
Daikin Industries Ltd.	11,400	1,367,624
Daito Trust Construction Co. Ltd.	3,100	541,446
Daiwa House Industry Co. Ltd.	24,900	982,039
Daiwa House REIT Investment Corp.	143	351,359
Daiwa Securities Group Inc.	91,000	652,102

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
DeNA Co. Ltd.	8,300	$179,679
Denka Co. Ltd.	7,800	310,485
Denso Corp.	21,700	1,356,412
Dentsu Inc.	11,400	510,183
DIC Corp.	7,700	303,330
Disco Corp.	2,400	561,550
Don Quijote Holdings Co. Ltd.	9,200	509,917
East Japan Railway Co.	13,300	1,321,410
Ebara Corp.	9,800	401,319
Eisai Co. Ltd.	14,000	799,175
Electric Power Development Co. Ltd.	10,300	292,048
Ezaki Glico Co. Ltd.	3,500	178,279
FamilyMart UNY Holdings Co. Ltd.	5,100	341,075
FANUC Corp.	9,300	2,511,268
Fast Retailing Co. Ltd.	2,600	1,159,764
Fuji Electric Co. Ltd.	35,000	287,939
FUJIFILM Holdings Corp.	19,300	740,846
Fujikura Ltd.	21,900	214,275
Fujitsu Ltd.	102,000	751,205
Fukuoka Financial Group Inc.	66,000	382,135
Furukawa Electric Co. Ltd.	4,900	268,444
GLP J-REIT	257	298,073
Hachijuni Bank Ltd. (The)	48,100	284,665
Hakuhodo DY Holdings Inc.	19,400	291,120
Hamamatsu Photonics KK	12,400	457,808
Hankyu Hanshin Holdings Inc.	12,100	487,193
Haseko Corp.	25,300	394,954
Hino Motors Ltd.	19,300	255,141
Hirose Electric Co. Ltd.	2,100	314,553
Hiroshima Bank Ltd. (The)	36,400	304,125
Hisamitsu Pharmaceutical Co. Inc.	5,300	364,161
Hitachi Chemical Co. Ltd.	7,100	181,021
Hitachi Construction Machinery Co. Ltd.	9,800	438,578
Hitachi High-Technologies Corp.	4,900	229,838
Hitachi Ltd.	220,000	1,746,214
Hitachi Metals Ltd.	15,900	216,020
Honda Motor Co. Ltd.	75,800	2,656,871
Hoshizaki Corp.	3,400	321,140
Hoya Corp.	18,900	964,263
Hulic Co. Ltd.	33,200	420,342
Idemitsu Kosan Co. Ltd.	7,400	276,597
IHI Corp.	10,000	334,387
Iida Group Holdings Co. Ltd.	14,100	279,145
Inpex Corp.	49,500	643,493

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	23,200	$277,367
Isuzu Motors Ltd.	28,900	486,896
ITOCHU Corp.	70,300	1,377,598
J Front Retailing Co. Ltd.	19,300	352,918
Japan Airlines Co. Ltd.	5,700	214,778
Japan Exchange Group Inc.	28,800	517,400
Japan Hotel REIT Investment Corp.	594	440,242
Japan Post Bank Co. Ltd.	10,000	134,946
Japan Post Holdings Co. Ltd.	66,800	796,790
Japan Prime Realty Investment Corp.	121	427,887
Japan Real Estate Investment Corp.	81	416,298
Japan Retail Fund Investment Corp.	247	492,167
Japan Steel Works Ltd. (The)	5,000	155,971
JFE Holdings Inc.	29,100	690,077
JGC Corp.	17,300	373,403
JSR Corp.	11,300	267,502
JTEKT Corp.	13,900	247,553
JXTG Holdings Inc.	152,600	1,011,881
Kajima Corp.	54,000	533,791
Kamigumi Co. Ltd.	18,300	401,358
Kaneka Corp.	31,000	287,408
Kansai Electric Power Co. Inc. (The)	34,900	432,753
Kansai Paint Co. Ltd.	12,700	313,559
Kao Corp.	22,400	1,552,024
Kawasaki Heavy Industries Ltd.	10,300	424,626
Kawasaki Kisen Kaisha Ltd.[b]	7,100	188,176
KDDI Corp.	75,100	1,894,098
Keihan Holdings Co. Ltd.	9,700	306,582
Keikyu Corp.	16,200	319,088
Keio Corp.	6,500	308,460
Keisei Electric Railway Co. Ltd.	12,800	433,292
Kenedix Office Investment Corp.	65	410,288
Kewpie Corp.	8,400	239,714
Keyence Corp.	4,600	2,799,487
Kikkoman Corp.	7,600	314,012
Kintetsu Group Holdings Co. Ltd.	12,400	489,616
Kirin Holdings Co. Ltd.	39,700	989,636
Kobayashi Pharmaceutical Co. Ltd.	6,200	410,664
Kobe Steel Ltd.[b]	17,700	183,559
Koito Manufacturing Co. Ltd.	6,400	449,709
Komatsu Ltd.	43,800	1,699,354
Konami Holdings Corp.	5,200	297,265
Konica Minolta Inc.	29,000	288,525
Kose Corp.	2,000	344,464
Kubota Corp.	47,800	970,845

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Kuraray Co. Ltd.	20,700	$386,863
Kurita Water Industries Ltd.	10,000	327,058
Kyocera Corp.	14,200	943,284
Kyowa Hakko Kirin Co. Ltd.	19,400	379,451
Kyushu Electric Power Co. Inc.	23,900	261,432
Kyushu Financial Group Inc.	53,100	317,661
Kyushu Railway Co.	9,900	317,892
Lawson Inc.	2,800	189,309
Lion Corp.	12,800	239,923
LIXIL Group Corp.	15,500	435,230
M3 Inc.	12,000	438,642
Mabuchi Motor Co. Ltd.	5,200	307,746
Makita Corp.	11,200	527,397
Marubeni Corp.	86,400	647,634
Marui Group Co. Ltd.	19,300	351,150
Matsumotokiyoshi Holdings Co. Ltd.	6,600	270,579
Mazda Motor Corp.	33,300	466,606
McDonald’s Holdings Co. Japan Ltd.	4,900	220,411
Mebuki Financial Group Inc.	85,100	385,915
Medipal Holdings Corp.	17,500	342,449
MEIJI Holdings Co. Ltd.	5,700	476,762
MINEBEA MITSUMI Inc.	21,400	483,659
Miraca Holdings Inc.	5,600	256,516
MISUMI Group Inc.	19,300	580,830
Mitsubishi Chemical Holdings Corp.	75,100	814,951
Mitsubishi Corp.	70,500	1,969,905
Mitsubishi Electric Corp.	89,100	1,626,419
Mitsubishi Estate Co. Ltd.	54,500	1,042,767
Mitsubishi Gas Chemical Co. Inc.	13,700	386,570
Mitsubishi Heavy Industries Ltd.	16,500	620,063
Mitsubishi Materials Corp.	9,800	363,162
Mitsubishi Motors Corp.	41,200	305,353
Mitsubishi Tanabe Pharma Corp.	15,600	318,846
Mitsubishi UFJ Financial Group Inc.	547,600	4,117,723
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,800	308,288
Mitsui & Co. Ltd.	76,700	1,344,911
Mitsui Chemicals Inc.	11,300	354,565
Mitsui Fudosan Co. Ltd.	41,100	1,075,931
Mitsui Mining & Smelting Co. Ltd.	3,700	206,770
Mitsui OSK Lines Ltd.	9,900	354,624
Mixi Inc.	4,900	216,147
Mizuho Financial Group Inc.	1,073,400	2,018,863
Morinaga & Co. Ltd./Japan	3,200	166,222

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	20,600	$700,349
Murata Manufacturing Co. Ltd.	9,300	1,372,571
Nabtesco Corp.	9,800	462,370
Nagoya Railroad Co. Ltd.	13,000	341,688
Nankai Electric Railway Co. Ltd.	13,500	350,749
NEC Corp.	14,600	440,053
Nexon Co. Ltd.[b]	12,200	405,158
NGK Insulators Ltd.	20,800	423,413
NGK Spark Plug Co. Ltd.	10,700	281,432
NH Foods Ltd.	10,000	240,209
NHK Spring Co. Ltd.	28,800	319,516
Nichirei Corp.	10,000	267,143
Nidec Corp.	11,200	1,790,481
Nifco Inc./Japan	4,100	287,344
Nihon M&A Center Inc.	6,200	369,200
Nikon Corp.	19,500	378,192
Nintendo Co. Ltd.	5,500	2,417,067
Nippon Building Fund Inc.	103	552,013
Nippon Electric Glass Co. Ltd.	11,300	464,298
Nippon Express Co. Ltd.	4,900	351,940
Nippon Paint Holdings Co. Ltd.	9,800	350,593
Nippon Prologis REIT Inc.	208	477,340
Nippon Shinyaku Co. Ltd.	5,400	371,527
Nippon Steel & Sumitomo Metal Corp.	38,300	974,912
Nippon Telegraph & Telephone Corp.	30,800	1,464,732
Nippon Yusen KKb	11,400	285,222
Nissan Chemical Industries Ltd.	7,600	309,487
Nissan Motor Co. Ltd.	92,100	981,708
Nisshin Seifun Group Inc.	23,600	472,843
Nissin Foods Holdings Co. Ltd.	3,500	259,081
Nitori Holdings Co. Ltd.	4,200	668,929
Nitto Denko Corp.	8,600	785,822
NOK Corp.	9,800	227,953
Nomura Holdings Inc.	173,200	1,122,615
Nomura Real Estate Holdings Inc.	9,900	236,900
Nomura Real Estate Master Fund Inc.	288	401,044
Nomura Research Institute Ltd.	10,300	473,693
NSK Ltd.	21,400	352,108
NTN Corp.	41,300	211,504
NTT Data Corp.	33,200	390,230
NTT DOCOMO Inc.	54,200	1,342,897
Obayashi Corp.	38,300	460,351
Obic Co. Ltd.	8,500	661,124
Odakyu Electric Railway Co. Ltd.	15,400	338,601

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Oji Holdings Corp.	75,000	$513,261
Olympus Corp.	14,300	549,572
Omron Corp.	10,300	642,600
Ono Pharmaceutical Co. Ltd.	22,000	543,072
Oracle Corp. Japan	3,600	289,570
Organo Corp.	10,400	343,475
Oriental Land Co. Ltd./Japan	9,900	966,827
ORIX Corp.	60,800	1,133,507
Orix JREIT Inc.	308	474,324
Osaka Gas Co. Ltd.	19,700	390,372
OSJB Holdings Corp.	105,400	310,923
Otsuka Corp.	4,700	393,981
Otsuka Holdings Co. Ltd.	19,400	861,274
Panasonic Corp.	106,400	1,578,137
Park24 Co. Ltd.	10,000	249,828
PeptiDream Inc.[a,b]	5,300	218,497
Persol Holdings Co. Ltd.	14,700	365,901
Pigeon Corp.	10,000	390,271
Pola Orbis Holdings Inc.	7,800	305,126
Proto Corp.	20,000	301,406
Rakuten Inc.[b]	54,400	491,297
Recruit Holdings Co. Ltd.	57,300	1,395,820
Renesas Electronics Corp.[b]	25,400	298,550
Resona Holdings Inc.	105,000	632,280
Ricoh Co. Ltd.	35,000	343,731
Rinnai Corp.	3,500	329,302
Rohm Co. Ltd.	6,400	701,828
Roland DG Corp.	9,900	290,683
Ryohin Keikaku Co. Ltd.	1,600	534,286
Santen Pharmaceutical Co. Ltd.	20,900	341,010
SBI Holdings Inc./Japan	24,100	582,657
SCREEN Holdings Co. Ltd.	2,700	234,492
Secom Co. Ltd.	10,400	794,804
Sega Sammy Holdings Inc.	15,100	210,685
Seibu Holdings Inc.	13,000	259,631
Seiko Epson Corp.	19,300	468,023
Sekisui Chemical Co. Ltd.	25,800	491,631
Sekisui House Ltd.	31,100	569,262
Seven & i Holdings Co. Ltd.	32,700	1,343,889
Sharp Corp./Japan[a,b]	7,800	291,191
Shimadzu Corp.	16,100	405,763
Shimamura Co. Ltd.	2,100	246,832
Shimano Inc.	4,300	614,539
Shin-Etsu Chemical Co. Ltd.	18,000	2,046,448
Shinsei Bank Ltd.	12,200	212,470

Security	Shares	Value
Shionogi & Co. Ltd.	14,600	$807,477
Shiseido Co. Ltd.	19,300	990,328
Shizuoka Bank Ltd. (The)	28,000	297,815
Showa Denko KK	11,300	522,789
SMC Corp./Japan	2,900	1,421,905
SoftBank Group Corp.	38,800	3,192,011
Sohgo Security Services Co. Ltd.	5,400	292,373
Sojitz Corp.	139,800	450,823
Sompo Holdings Inc.	15,500	619,972
Sony Corp.	59,400	2,834,635
Sony Financial Holdings Inc.	10,100	184,503
Square Enix Holdings Co. Ltd.	6,500	296,253
Stanley Electric Co. Ltd.	10,600	429,710
Start Today Co. Ltd.	12,300	361,152
Subaru Corp.	28,700	951,277
Sumco Corp.	12,400	337,619
Sumitomo Chemical Co. Ltd.	98,000	718,245
Sumitomo Corp.	57,900	996,694
Sumitomo Dainippon Pharma Co. Ltd.	13,300	196,414
Sumitomo Electric Industries Ltd.	38,800	661,329
Sumitomo Heavy Industries Ltd.	9,900	451,216
Sumitomo Metal Mining Co. Ltd.	12,500	584,948
Sumitomo Mitsui Financial Group Inc.	61,800	2,761,764
Sumitomo Mitsui Trust Holdings Inc.	17,200	713,338
Sumitomo Realty & Development Co. Ltd.	17,000	651,935
Sumitomo Rubber Industries Ltd.	19,300	374,313
Sundrug Co. Ltd.	7,900	339,797
Suntory Beverage & Food Ltd.	8,900	424,800
Suruga Bank Ltd.	11,800	238,043
Suzuken Co. Ltd./Aichi Japan	9,800	417,031
Suzuki Motor Corp.	17,000	969,960
Sysmex Corp.	7,900	619,523
T&D Holdings Inc.	28,900	514,431
Taiheiyo Cement Corp.	7,300	309,977
Taisei Corp.	11,700	594,888
Taisho Pharmaceutical Holdings Co. Ltd.	3,600	294,187
Takashimaya Co. Ltd.	30,000	310,842
Takeda Pharmaceutical Co. Ltd.	33,300	1,957,029
TDK Corp.	6,500	598,461
Teijin Ltd.	14,000	309,230
Terumo Corp.	15,000	733,819
THK Co. Ltd.	11,400	472,063
Tobu Railway Co. Ltd.	12,700	426,417

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Toho Co. Ltd./Tokyo	10,500	$354,954
Toho Gas Co. Ltd.	8,400	245,871
Tohoku Electric Power Co. Inc.	28,800	371,230
Tokai Carbon Co. Ltd.	15,300	221,605
Tokio Marine Holdings Inc.	29,700	1,398,543
Tokuyama Corp.	4,200	133,132
Tokyo Electric Power Co. Holdings Inc.[b]	107,200	434,084
Tokyo Electron Ltd.	7,900	1,480,775
Tokyo Gas Co. Ltd.	19,700	467,978
Tokyo Tatemono Co. Ltd.	17,600	282,329
Tokyu Corp.	23,000	384,334
Tokyu Fudosan Holdings Corp.	39,000	307,269
Topcon Corp.	8,100	205,923
Toppan Printing Co. Ltd.	50,000	469,516
Toray Industries Inc.	67,700	672,938
Toshiba Corp.[b]	311,000	886,089
Tosoh Corp.	18,200	416,838
TOTO Ltd.	9,800	559,333
Toyo Seikan Group Holdings Ltd.	23,200	374,074
Toyo Suisan Kaisha Ltd.	7,900	320,256
Toyo Tire & Rubber Co. Ltd.	7,200	152,898
Toyota Industries Corp.	9,800	636,544
Toyota Motor Corp.	117,600	8,058,705
Toyota Tsusho Corp.	14,800	597,939
Trend Micro Inc./Japan[b]	8,500	457,881
Tsukuba Bank Ltd.	113,700	422,905
Tsuruha Holdings Inc.	2,400	334,204
Ube Industries Ltd.	12,600	375,155
Ulvac Inc.	3,000	200,357
Unicharm Corp.	20,600	550,126
United Urban Investment Corp.	327	516,765
USS Co. Ltd.	22,200	494,215
West Japan Railway Co.	6,900	516,828
Yahoo Japan Corp.	85,900	413,151
Yakult Honsha Co. Ltd.	5,500	459,530
Yamada Denki Co. Ltd.	62,100	368,088
Yamaguchi Financial Group Inc.	21,000	245,871
Yamaha Corp.	9,800	403,564
Yamaha Motor Co. Ltd.	14,700	487,509
Yamato Holdings Co. Ltd.	17,100	440,522
Yamazaki Baking Co. Ltd.	10,900	214,495
Yaskawa Electric Corp.	13,600	700,215
Yokogawa Electric Corp.	15,600	330,994
Yokohama Rubber Co. Ltd. (The)	10,900	276,806

		215,351,874

Security	Shares	Value
NETHERLANDS — 3.22%
Aalberts Industries NV	11,047	$605,519
ABN AMRO Group NV CVA[c]	17,529	595,925
Aegon NV	82,278	564,558
AerCap Holdings NVb	8,821	477,216
Akzo Nobel NV	11,195	1,051,821
ArcelorMittal[b]	32,686	1,190,001
ASM International NV	5,715	412,644
ASML Holding NV	17,173	3,491,382
ASR Nederland NV	8,005	351,023
BE Semiconductor Industries NV	4,167	402,306
Boskalis Westminster	8,643	346,052
Gemalto NV	4,079	252,902
Heineken Holding NV	8,104	863,170
Heineken NV	9,494	1,071,067
IMCD Group NV	7,523	504,202
ING Groep NV	169,811	3,348,712
InterXion Holding NVb	9,144	573,786
Koninklijke Ahold Delhaize NV	59,179	1,324,789
Koninklijke DSM NV	7,610	788,939
Koninklijke KPN NV	182,740	641,969
Koninklijke Philips NV	40,350	1,651,742
Koninklijke Vopak NV	5,430	246,157
NN Group NV	15,429	730,386
NXP Semiconductors NVb	15,788	1,899,612
Philips Lighting NVc	6,167	243,537
PostNL NV	32,329	161,901
Randstad Holding NV	6,576	465,964
RELX NV	43,045	960,662
SBM Offshore NV	15,714	294,223
Unilever NV CVA	72,738	4,227,115
Wolters Kluwer NV	14,761	783,903

		30,523,185
NEW ZEALAND — 0.27%
a2 Milk Co. Ltd.[b]	36,603	249,227
Auckland International Airport Ltd.	52,186	258,580
Contact Energy Ltd.	88,848	367,578
Fisher & Paykel Healthcare Corp. Ltd.	43,995	434,685
Fletcher Building Ltd.	48,947	282,922
Meridian Energy Ltd.	84,086	180,473
Ryman Healthcare Ltd.	55,422	449,145
Spark New Zealand Ltd.	142,459	378,508

		2,601,118

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
NORWAY — 0.70%
DNB ASA	48,514	$988,444
Gjensidige Forsikring ASA	19,713	373,392
Marine Harvest ASA	23,525	408,974
Norsk Hydro ASA	74,756	547,306
Orkla ASA	52,851	552,311
Schibsted ASA Class B	6,950	210,502
Statoil ASA	49,415	1,158,722
Storebrand ASA	40,572	365,113
Subsea 7 SA	19,051	297,815
Telenor ASA	36,154	850,123
TGS Nopec Geophysical Co. ASA	16,094	405,794
Yara International ASA	9,999	482,606

		6,641,102
PORTUGAL — 0.19%
Banco Comercial Portugues SAb	759,725	304,844
EDP – Energias de Portugal SA	133,748	471,358
Galp Energia SGPS SA	29,419	563,291
Jeronimo Martins SGPS SA	21,625	462,145

		1,801,638
SINGAPORE — 1.21%
Ascendas REIT	124,100	261,622
CapitaLand Commercial Trust	362,542	517,838
CapitaLand Ltd.	122,100	358,130
CapitaLand Mall Trust	190,800	306,049
City Developments Ltd.	28,900	292,709
ComfortDelGro Corp. Ltd.	137,300	220,234
DBS Group Holdings Ltd.	78,900	1,591,017
Genting Singapore PLC	371,500	383,077
Hutchison Port Holdings Trust	443,700	184,136
Jardine Cycle & Carriage Ltd.	8,700	265,346
Keppel Corp. Ltd.	76,500	506,611
NetLink NBN Trust[b]	366,300	232,225
Oversea-Chinese Banking Corp. Ltd.	123,900	1,223,669
SATS Ltd.	67,100	283,427
SembCorp Industries Ltd.[a]	104,900	272,426
Singapore Airlines Ltd.	38,400	331,732
Singapore Exchange Ltd.	29,000	181,638
Singapore Press Holdings Ltd.[a]	38,200	77,030
Singapore Technologies Engineering Ltd.	105,100	270,537
Singapore Telecommunications Ltd.	283,500	766,567
Suntec REIT	285,900	452,042
United Overseas Bank Ltd.	57,300	1,200,534

Security	Shares	Value
UOL Group Ltd.	57,500	$401,868
Venture Corp. Ltd.	29,600	521,369
Wilmar International Ltd.	95,500	233,425
Yangzijiang Shipbuilding Holdings Ltd.	157,300	192,240

		11,527,498
SPAIN — 2.97%
Abertis Infraestructuras SA	33,489	814,354
Acciona SA	4,078	370,548
Acerinox SA	19,618	289,481
ACS Actividades de Construccion y Servicios SA	15,657	629,222
Aena SME SAc	3,144	687,174
Amadeus IT Group SA	19,384	1,508,744
Banco Bilbao Vizcaya Argentaria SA	312,481	2,946,021
Banco de Sabadell SA	318,533	759,499
Banco Santander SA	750,097	5,590,717
Bankia SA	74,756	379,959
Bankinter SA	55,925	645,270
CaixaBank SA	180,744	978,779
Cellnex Telecom SAc	15,909	431,055
Distribuidora Internacional de Alimentacion SA	51,518	276,032
Enagas SA	683	18,676
Endesa SA	12,004	270,667
Ferrovial SA	25,908	596,279
Gas Natural SDG SA	10,581	245,238
Grifols SA	21,049	679,407
Iberdrola SA	248,262	2,028,209
Iberdrola SA New[b]	5,397	44,091
Industria de Diseno Textil SA	47,362	1,703,366
Inmobiliaria Colonial SOCIMI SA	33,201	372,035
International Consolidated Airlines Group SA	41,424	377,741
Mapfre SA	92,624	330,120
Mediaset Espana Comunicacion SA	19,816	224,838
Merlin Properties SOCIMI SA	30,389	438,764
Prosegur Cia. de Seguridad SA	22,084	184,325
Red Electrica Corp. SA	18,673	397,081
Repsol SA	60,546	1,143,069
Siemens Gamesa Renewable Energy SAa	15,907	249,089
Telefonica SA	207,874	2,137,190
Viscofan SA	5,534	388,131

		28,135,171

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
SWEDEN — 2.76%
Alfa Laval AB	18,875	$496,717
Arjo AB Class Bb	54,814	180,050
Assa Abloy AB Class B	44,663	992,258
Atlas Copco AB Class A	28,120	1,322,852
Atlas Copco AB Class B	19,238	805,329
BillerudKorsnas AB	14,951	230,799
Boliden AB	15,904	578,695
Castellum AB	25,333	437,994
Dometic Group ABc	32,758	355,335
Electrolux AB Class B	14,034	497,073
Elekta AB Class B	25,728	246,454
Essity AB Class Bb	27,062	813,118
Fabege AB	20,571	451,255
Getinge AB Class B	16,995	233,466
Hennes & Mauritz AB Class B	44,077	781,933
Hexagon AB Class B	11,715	699,962
Hexpol AB	21,141	227,573
Husqvarna AB Class B	38,484	402,846
ICA Gruppen AB	7,461	292,380
Industrivarden AB Class C	10,238	273,596
Intrum Justitia AB	5,703	212,306
Investor AB Class B	19,701	965,925
JM AB	9,380	212,093
Kindred Group PLC	5,646	94,597
Kindred Group PLC SDR[b]	17,496	245,392
Kinnevik AB Class B	15,320	560,566
L E Lundbergforetagen AB Class B	3,334	269,963
Loomis AB Class B	8,286	332,305
Lundin Petroleum ABb	11,237	280,764
Millicom International Cellular SA SDR	5,233	391,417
NCC AB Class B	10,762	214,158
Nibe Industrier AB Class B	44,902	438,473
Nordea Bank AB	134,336	1,663,102
Saab AB Class B	7,621	366,278
Sandvik AB	51,479	1,016,865
Securitas AB Class B	22,664	420,847
Skandinaviska Enskilda Banken AB Class A	67,079	850,091
Skanska AB Class B	21,611	440,639
SKF AB Class B	18,953	469,934
Svenska Cellulosa AB SCA Class B	25,523	264,962
Svenska Handelsbanken AB Class A	65,137	950,787
Swedbank AB Class A	38,663	991,372
Swedish Match AB	12,095	491,530

Security	Shares	Value
Tele2 AB Class B	25,140	$315,462
Telefonaktiebolaget LM Ericsson Class B	144,270	929,411
Telia Co. AB	97,134	489,102
Trelleborg AB Class B	20,420	546,734
Volvo AB Class B	71,948	1,473,402

		26,218,162
SWITZERLAND — 6.95%
ABB Ltd. Registered	79,682	2,224,342
Adecco Group AG Registered	8,001	659,291
Allreal Holding AG Registered	2,859	497,926
ams AG	4,097	378,496
Aryzta AG	8,701	234,654
Baloise Holding AG Registered	3,907	640,099
Barry Callebaut AG Registered	190	389,565
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	80	501,721
Chocoladefabriken Lindt & Spruengli AG Registered	4	299,484
Cie. Financiere Richemont SA Class A Registered	24,039	2,309,771
Clariant AG Registered	14,761	423,013
Credit Suisse Group AG Registered	111,728	2,158,600
dormakaba Holding AG Class B	474	436,727
Dufry AG Registered[b]	3,147	489,857
EMS-Chemie Holding AG Registered	466	342,883
Flughafen Zurich AG	2,574	656,791
GAM Holding AG	12,892	242,418
Geberit AG Registered	1,745	827,824
Georg Fischer AG Registered	400	580,034
Givaudan SA Registered	383	922,892
Gurit Holding AG	292	327,306
Helvetia Holding AG Registered	858	511,791
Idorsia Ltd.[b]	13,738	427,096
Julius Baer Group Ltd.	11,596	797,100
Kuehne + Nagel International AG Registered	1,811	332,939
LafargeHolcim Ltd. Registered	22,422	1,374,843
Logitech International SA Registered	11,115	467,031
Lonza Group AG Registered	3,980	1,108,457
Mobilezone Holding AG	21,001	271,549
Molecular Partners AGb	7,435	214,348
Nestle SA Registered	141,934	12,278,757
Novartis AG Registered	100,542	9,106,752
OC Oerlikon Corp. AG Registered	30,475	544,524

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Pargesa Holding SA Bearer	4,952	$452,264
Partners Group Holding AG	828	644,426
PSP Swiss Property AG Registered	5,810	572,187
Roche Holding AG	31,945	7,884,875
Schindler Holding AG Participation Certificates	2,398	602,080
Schindler Holding AG Registered	315	76,785
SGS SA Registered	208	560,052
Sika AG Bearer	101	876,253
Sonova Holding AG Registered	2,954	476,974
Straumann Holding AG Registered	763	583,577
Sunrise Communications Group AGc	4,762	448,230
Swatch Group AG (The) Bearer	1,896	869,884
Swiss Life Holding AG Registered	1,721	647,041
Swiss Prime Site AG Registered	3,307	320,170
Swiss Re AG	11,908	1,175,941
Swisscom AG Registered	858	469,242
Temenos Group AG Registered	4,246	587,388
UBS Group AG	160,427	3,261,693
Vifor Pharma AG	2,739	403,661
Zurich Insurance Group AG	6,241	2,053,703

		65,945,307
UNITED KINGDOM — 16.13%
3i Group PLC	51,354	680,183
Admiral Group PLC	12,858	337,902
Aggreko PLC	18,943	217,281
Anglo American PLC	64,628	1,570,276
Antofagasta PLC	24,668	326,587
Ashtead Group PLC	23,810	712,732
ASOS PLC[b]	3,334	352,455
Associated British Foods PLC	16,094	625,487
AstraZeneca PLC	58,004	4,030,610
Auto Trader Group PLC[c]	59,424	304,299
AVEVA Group PLC	5,016	212,849
Aviva PLC	177,676	1,296,673
B&M European Value Retail SA	55,137	326,097
Babcock International Group PLC	27,959	272,747
BAE Systems PLC	130,937	1,106,022
Balfour Beatty PLC	86,087	345,837
Barclays PLC	787,540	2,239,171
Barratt Developments PLC	55,694	463,476
BBA Aviation PLC	83,258	416,521
Beazley PLC	77,896	588,199
Bellway PLC	7,048	332,851
Berkeley Group Holdings PLC	7,333	413,570

Security	Shares	Value
BHP Billiton PLC	98,722	$2,195,663
Booker Group PLC	114,465	368,848
BP PLC	889,813	6,340,713
British American Tobacco PLC	103,356	7,082,842
British Land Co. PLC (The)	45,530	432,891
BT Group PLC	392,304	1,425,094
BTG PLC[b]	48,466	512,428
Bunzl PLC	16,094	471,461
Burberry Group PLC	20,762	466,194
Burford Capital Ltd.	11,346	198,455
Capita PLC	31,315	81,270
Capital & Counties Properties PLC	75,758	317,808
Carnival PLC	7,811	552,049
Centamin PLC	91,850	212,381
Centrica PLC	281,980	535,121
Close Brothers Group PLC	16,477	368,806
Cobham PLC[b]	182,076	338,540
Coca-Cola European Partners PLC	14,500	582,320
Coca-Cola HBC AG	10,477	352,506
Compass Group PLC	64,376	1,357,168
ConvaTec Group PLC[c]	66,763	191,969
Croda International PLC	6,668	425,183
CYBG PLC[a]	78,944	359,913
Daily Mail & General Trust PLC Class A NVS	27,429	248,660
DCC PLC	4,477	471,441
Derwent London PLC	6,953	289,309
Diageo PLC	111,436	4,013,192
Direct Line Insurance Group PLC	59,426	312,083
Dixons Carphone PLC	81,230	226,059
Domino’s Pizza Group PLC	35,907	172,435
DS Smith PLC	53,067	379,886
easyJet PLC	7,915	186,842
Electrocomponents PLC	42,662	371,649
Experian PLC	38,948	898,915
Ferguson PLC	9,809	758,262
Fevertree Drinks PLC	7,326	255,031
Fresnillo PLC	15,621	298,554
G4S PLC	88,373	357,282
GKN PLC	90,878	546,397
GlaxoSmithKline PLC	219,159	4,115,094
Glencore PLC	569,784	3,271,026
Great Portland Estates PLC	37,808	357,536
Greencore Group PLC	96,087	265,766
Greene King PLC	39,616	294,074

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
GVC Holdings PLC	27,521	$362,793
Halma PLC	26,856	487,694
Hammerson PLC	58,941	413,218
Hargreaves Lansdown PLC	16,479	435,286
Hays PLC	122,366	351,849
Hikma Pharmaceuticals PLC	13,450	184,954
Hiscox Ltd.	30,570	614,695
HomeServe PLC	22,688	252,623
Hostelworld Group PLC[c]	28,479	144,985
Howden Joinery Group PLC	46,186	304,947
HSBC Holdings PLC	922,346	9,851,596
IG Group Holdings PLC	23,528	258,630
IMI PLC	21,141	399,545
Imperial Brands PLC	42,915	1,768,876
Inchcape PLC	32,122	330,945
Indivior PLC[b]	50,896	291,461
Informa PLC	40,569	401,646
Inmarsat PLC	30,837	203,691
InterContinental Hotels Group PLC	8,454	566,477
Intermediate Capital Group PLC	34,094	561,438
Intertek Group PLC	8,286	591,983
Intu Properties PLC	57,993	185,885
Investec PLC	46,878	364,646
ITV PLC	160,554	381,288
J Sainsbury PLC	100,228	359,886
John Wood Group PLC	41,424	381,600
Johnson Matthey PLC	9,759	480,172
Jupiter Fund Management PLC	68,634	577,408
Just Eat PLC[b]	36,377	421,702
Kainos Group PLC	62,477	310,959
KAZ Minerals PLC[b]	16,105	187,431
Kingfisher PLC	117,146	578,059
Ladbrokes Coral Group PLC	83,210	201,159
Land Securities Group PLC	34,022	484,681
Legal & General Group PLC	236,734	910,969
Lloyds Banking Group PLC	3,303,988	3,265,884
London Stock Exchange Group PLC	14,369	802,421
Man Group PLC	142,747	440,902
Marks & Spencer Group PLC	85,897	368,038
Mediclinic International PLC[a]	17,201	146,079
Meggitt PLC	67,049	442,601
Melrose Industries PLC	105,512	339,698
Merlin Entertainments PLC[c]	41,329	193,125
Metro Bank PLC[b]	5,525	285,517
Micro Focus International PLC	22,963	702,073

Security	Shares	Value
Mondi PLC	17,543	$468,256
Moneysupermarket.com Group PLC	64,183	309,045
National Grid PLC	137,816	1,577,061
NEX Group PLC	34,508	290,998
Next PLC	7,621	551,843
NMC Health PLC	5,335	253,242
Ocado Group PLC[b]	29,330	210,045
Old Mutual PLC	248,520	826,268
Pearson PLC	41,139	405,885
Pennon Group PLC	25,336	258,905
Persimmon PLC	16,725	595,070
Phoenix Group Holdings	37,998	412,828
Playtech PLC	24,788	279,319
Provident Financial PLC	12,919	123,824
Prudential PLC	111,139	3,012,342
Randgold Resources Ltd.	5,390	543,131
Reckitt Benckiser Group PLC	29,419	2,846,055
RELX PLC	43,425	962,105
Rentokil Initial PLC	139,413	588,809
Rightmove PLC	6,858	430,374
Rio Tinto PLC	55,402	3,089,925
Rolls-Royce Holdings PLC	81,515	1,010,809
Rotork PLC	63,551	267,051
Royal Bank of Scotland Group PLC[b]	169,436	693,203
Royal Dutch Shell PLC Class A ADR	201,996	7,073,494
Royal Dutch Shell PLC Class B	176,303	6,257,765
Royal Mail PLC	58,946	393,555
RPC Group PLC	24,858	300,823
RSA Insurance Group PLC	48,187	424,577
Sage Group PLC (The)	52,916	563,767
Schroders PLC	5,884	311,265
Segro PLC	60,189	497,631
Severn Trent PLC	11,113	308,716
Shaftesbury PLC	27,809	395,458
Shire PLC	42,217	1,997,655
Sky PLC	48,736	733,940
Smith & Nephew PLC	37,229	671,828
Smiths Group PLC	19,238	437,308
Spectris PLC	9,144	339,254
Spirax-Sarco Engineering PLC	6,383	515,117
SSE PLC	40,542	752,080
SSP Group PLC	66,062	572,586
St. James’s Place PLC	28,328	478,773
Standard Chartered PLC[b]	157,081	1,830,799
Standard Life Aberdeen PLC	134,848	815,942

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Security	Shares	Value
Stock Spirits Group PLC	48,749	$210,744
Tate & Lyle PLC	29,240	266,865
Taylor Wimpey PLC	182,238	493,943
Tesco PLC	381,880	1,134,980
Thomas Cook Group PLC	104,206	187,011
TP ICAP PLC	44,473	335,187
Travis Perkins PLC	14,951	310,518
TUI AG	24,950	565,199
Tullow Oil PLC[b]	98,279	279,166
UBM PLC	32,663	421,752
UDG Healthcare PLC	37,189	433,918
Unilever PLC	58,399	3,321,853
United Utilities Group PLC	29,545	310,067
Vodafone Group PLC	1,195,007	3,816,763
Weir Group PLC (The)	14,753	463,437
WH Smith PLC	17,774	540,391
Whitbread PLC	8,286	457,302
William Hill PLC	83,896	369,843
Wm Morrison Supermarkets PLC	125,891	397,432
WPP PLC	59,380	1,079,160

		153,096,713

TOTAL COMMON STOCKS
(Cost: $875,009,700)		940,542,374

PREFERRED STOCKS — 0.53%

GERMANY — 0.49%
Bayerische Motoren Werke AG, Preference Shares	2,669	261,670
Fuchs Petrolub SE, Preference Shares	8,357	458,073
Henkel AG & Co. KGaA, Preference Shares	6,443	903,769
Porsche Automobil Holding SE, Preference Shares	7,961	737,856
Sartorius AG, Preference Shares	3,036	364,027
Schaeffler AG, Preference Shares	9,430	188,135
Volkswagen AG, Preference Shares	8,078	1,781,383

		4,694,913
ITALY — 0.04%
Telecom Italia SpA/Milano, Preference Shares	441,663	338,704

		338,704

TOTAL PREFERRED STOCKS
(Cost: $4,453,217)		5,033,617

Security	Shares	Value
RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[b]	95,953	$477

		477
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[b]	15,657	8,231

		8,231

TOTAL RIGHTS
(Cost: $8,594)		8,708

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	5,026,856	5,027,861
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	1,098,036	1,098,036

		6,125,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,125,623)		6,125,897

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $885,597,134)		951,710,596
Other Assets, Less Liabilities — (0.30)%		(2,841,815)

NET ASSETS — 100.00%		$948,868,781

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	101,027	4,925,829	[b]	—	5,026,856	$5,027,861	$23,257	[c]	$(66)	$274
BlackRock Cash Funds: Treasury, SL Agency Shares	28,216	1,069,820	[b]	—	1,098,036	1,098,036	6,037		—	—

						$6,125,897	$29,294		$(66)	$274

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	25	Mar 2018	$2,682	$145,992
S&P/TSX 60 Index	2	Mar 2018	307	(2,017)

Total				$143,975

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$940,252,891	$289,483	$—	$940,542,374
Preferred stocks	5,033,617	—	—	5,033,617
Rights	8,231	477	—	8,708
Money market funds	6,125,897	—	—	6,125,897

Total	$951,420,636	$289,960	$—	$951,710,596

Derivative financial instruments[a]
Assets
Futures contracts	$145,992	$—	$—	$145,992
Liabilities
Futures contracts	(2,017)	—	—	(2,017)

Total	$143,975	$—	$—	$143,975

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 18.33%
A.C.N. 004 410 833 Ltd.[a,b,c]	747,936	$6
Abacus Property Group	82,753	242,573
Accent Group Ltd.[b]	98,359	70,885
Adelaide Brighton Ltd.	76,900	404,131
AGL Energy Ltd.	93,301	1,770,903
Ainsworth Game Technology Ltd.[a]	52,824	90,254
ALS Ltd.	76,779	433,337
Altium Ltd.	15,451	190,549
Alumina Ltd.	415,926	811,679
Amcor Ltd./Australia	159,305	1,878,200
AMP Ltd.	408,192	1,735,301
Ansell Ltd.	23,020	468,807
APA Group	148,738	970,751
ARB Corp. Ltd.	12,533	186,328
Ardent Leisure Group	69,622	113,317
Aristocrat Leisure Ltd.	78,547	1,520,122
Asaleo Care Ltd.	88,518	116,476
ASX Ltd.	27,210	1,206,103
Aurizon Holdings Ltd.	294,358	1,115,508
AusNet Services	227,057	311,642
Austal Ltd.	79,938	117,808
Australia & New Zealand Banking Group Ltd.	402,028	9,303,996
Australian Agricultural Co. Ltd.[a,b]	100,415	103,672
Australian Pharmaceutical Industries Ltd.	93,773	113,899
Automotive Holdings Group Ltd.	62,886	182,301
Aveo Group	82,585	174,539
Bank of Queensland Ltd.	62,786	629,920
Bapcor Ltd.	52,362	247,617
Beach Energy Ltd.	408,347	429,857
Bellamy’s Australia Ltd.[a,b]	18,174	218,686
Bendigo & Adelaide Bank Ltd.	65,443	620,542
BHP Billiton Ltd.	426,575	10,431,658
Blackmores Ltd.[b]	2,554	321,135
BlueScope Steel Ltd.	87,767	1,030,505
Boral Ltd.	158,075	1,024,010
Brambles Ltd.	224,147	1,796,880
Breville Group Ltd.	20,873	207,555
Brickworks Ltd.	19,446	223,756
BT Investment Management Ltd.	26,708	238,327
BWP Trust	106,153	257,872
Caltex Australia Ltd.	38,766	1,091,457

Security	Shares	Value
carsales.com Ltd.	34,828	$423,030
Cedar Woods Properties Ltd.	22,072	112,062
Challenger Ltd./Australia	78,943	871,925
Charter Hall Group	47,687	227,826
Charter Hall Retail REIT	75,936	235,504
CIMIC Group Ltd.	17,404	664,339
Cleanaway Waste Management Ltd.	328,544	384,426
Coca-Cola Amatil Ltd.	77,717	527,365
Cochlear Ltd.	8,107	1,140,410
Commonwealth Bank of Australia	235,560	15,044,036
Computershare Ltd.	66,344	897,158
Corporate Travel Management Ltd.	11,252	184,413
Costa Group Holdings Ltd.	71,373	352,545
Credit Corp. Group Ltd.	9,765	167,237
Cromwell Property Group	186,536	149,537
Crown Resorts Ltd.	51,808	555,858
CSL Ltd.	64,779	7,680,431
CSR Ltd.	78,850	321,798
Dexus	131,814	1,017,198
Domain Holdings Australia Ltd.[a]	49,956	127,828
Domino’s Pizza Enterprises Ltd.[b]	10,368	402,899
Donaco International Ltd.	226,047	57,658
Downer EDI Ltd.	84,999	462,524
DuluxGroup Ltd.	84,199	497,715
Eclipx Group Ltd.	59,707	190,007
Estia Health Ltd.	31,575	87,186
Evolution Mining Ltd.	220,017	507,753
Fairfax Media Ltd.	337,941	194,290
FlexiGroup Ltd./Australia	106,853	156,609
Flight Centre Travel Group Ltd.	7,831	323,589
Fortescue Metals Group Ltd.	223,480	897,576
G8 Education Ltd.	57,190	155,600
Galaxy Resources Ltd.[a,b]	77,423	208,142
Gateway Lifestyle	83,593	140,117
GDI Property Group	215,024	215,033
Genworth Mortgage Insurance Australia Ltd.	52,695	124,169
Goodman Group	240,099	1,572,859
GPT Group (The)	233,055	949,243
GrainCorp Ltd. Class A	36,382	218,006
Greencross Ltd.	33,088	170,404
Growthpoint Properties Australia Ltd.	27,784	72,894
GUD Holdings Ltd.	14,886	147,781
GWA Group Ltd.	54,817	125,174
Harvey Norman Holdings Ltd.	92,831	339,768

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Healthscope Ltd.	211,383	$330,353
HT&E Ltd.[b]	65,272	89,588
Iluka Resources Ltd.	66,138	541,979
Incitec Pivot Ltd.	240,248	725,637
Independence Group NL	82,775	337,146
Insurance Australia Group Ltd.	334,617	1,961,722
Investa Office Fund	116,066	416,351
Invocare Ltd.	21,022	259,254
IOOF Holdings Ltd.	39,511	352,574
IPH Ltd.	22,544	101,133
Iress Ltd.	32,280	314,188
James Hardie Industries PLC	63,364	1,119,049
Japara Healthcare Ltd.[b]	24,462	39,220
JB Hi-Fi Ltd.	20,062	474,847
Karoon Gas Australia Ltd.[a]	65,032	67,931
LendLease Group	74,160	951,209
Macquarie Atlas Roads Group	115,005	534,539
Macquarie Group Ltd.	40,100	3,348,732
Magellan Financial Group Ltd.	19,399	432,765
Mantra Group Ltd.	46,573	147,079
Mayne Pharma Group Ltd.[a,b]	228,580	123,087
McMillan Shakespeare Ltd.	12,080	171,670
Medibank Pvt Ltd.	401,962	1,090,387
Mesoblast Ltd.[a,b]	63,926	69,364
Metcash Ltd.	167,761	434,702
Mineral Resources Ltd.	28,949	441,168
Mirvac Group	501,320	893,077
Monadelphous Group Ltd.	18,349	260,908
Myer Holdings Ltd.	225,141	119,412
MYOB Group Ltd.	73,395	202,662
National Australia Bank Ltd.	362,249	8,544,736
Navitas Ltd.	51,714	195,977
Newcrest Mining Ltd.	110,079	2,020,724
NEXTDC Ltd.[a]	81,694	377,065
Nine Entertainment Co. Holdings Ltd.	107,196	145,827
Northern Star Resources Ltd.	81,368	381,490
Nufarm Ltd./Australia	47,934	309,352
OFX Group Ltd.	62,768	71,157
Oil Search Ltd.	195,696	1,199,579
Orica Ltd.	53,749	835,646
Origin Energy Ltd.[a]	240,344	1,817,737
Orocobre Ltd.[a,b]	40,906	237,828
Orora Ltd.	201,910	532,999
OZ Minerals Ltd.	39,583	299,689
Pact Group Holdings Ltd.	56,172	241,072

Security	Shares	Value
Perpetual Ltd.	7,392	$313,530
Pilbara Minerals Ltd.[a,b]	344,677	263,752
Platinum Asset Management Ltd.	42,560	286,387
Premier Investments Ltd.	25,625	305,438
Primary Health Care Ltd.	62,636	184,619
QBE Insurance Group Ltd.	182,055	1,589,177
Qube Holdings Ltd.	135,380	281,734
Quintis Ltd.[a,b,c]	56,238	—
Ramsay Health Care Ltd.	18,787	1,039,793
REA Group Ltd.	9,794	584,095
Regis Healthcare Ltd.	25,729	82,711
Regis Resources Ltd.	92,007	306,951
Retail Food Group Ltd.[b]	23,476	37,164
Rio Tinto Ltd.	53,152	3,307,611
Sandfire Resources NL	36,978	215,290
Santos Ltd.[a]	280,882	1,159,965
Saracen Mineral Holdings Ltd.[a]	215,242	259,695
Scentre Group	676,020	2,271,740
Seek Ltd.	46,514	736,345
Select Harvests Ltd.	15,660	64,037
Seven West Media Ltd.	197,811	90,500
SG Fleet Group Ltd.	33,008	112,259
Shopping Centres Australasia Property Group	144,112	262,563
Sigma Healthcare Ltd.	229,913	166,624
Sims Metal Management Ltd.	28,998	386,969
Sirtex Medical Ltd.	11,739	260,930
Sonic Healthcare Ltd.	51,784	1,000,081
South32 Ltd.	728,273	2,252,727
Southern Cross Media Group Ltd.	170,781	162,491
Spark Infrastructure Group	237,531	444,307
St. Barbara Ltd.	90,826	278,005
Star Entertainment Grp Ltd. (The)	115,987	569,158
Steadfast Group Ltd.	157,862	354,086
Stockland	318,722	1,089,119
Suncorp Group Ltd.	168,597	1,864,883
Super Retail Group Ltd.	33,069	234,572
Sydney Airport	148,118	816,782
Syrah Resources Ltd.[a,b]	59,252	189,518
Tabcorp Holdings Ltd.	283,391	1,186,390
Tassal Group Ltd.	38,468	122,417
Technology One Ltd.	61,422	244,703
Telstra Corp. Ltd.	482,511	1,433,918
Tox Free Solutions Ltd.	69,589	192,716
TPG Telecom Ltd.[b]	59,895	308,945

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Transurban Group	296,354	$2,884,471
Treasury Wine Estates Ltd.	105,939	1,468,624
Vicinity Centres	373,256	813,037
Village Roadshow Ltd.[a]	31,106	88,410
Virtus Health Ltd.	24,216	102,751
Vocus Group Ltd.	93,898	227,341
Wesfarmers Ltd.	152,428	5,407,406
Western Areas Ltd.	71,876	192,065
Westfield Corp.	230,640	1,706,993
Westgold Resources Ltd.[a]	66,695	84,790
Westpac Banking Corp.	457,739	11,475,453
Whitehaven Coal Ltd.	102,476	409,921
Woodside Petroleum Ltd.	118,197	3,169,916
Woolworths Group Ltd.	176,146	3,843,993
WorleyParsons Ltd.[a]	34,247	402,939

		174,860,204
HONG KONG — 9.15%
AIA Group Ltd.	1,691,200	14,487,135
ASM Pacific Technology Ltd.	45,300	618,561
Bank of East Asia Ltd. (The)	181,200	784,205
BOC Hong Kong Holdings Ltd.	528,500	2,699,445
Brightoil Petroleum Holdings Ltd.[a,b,c]	804,000	138,772
Champion REIT	453,000	336,502
China LNG Group Ltd.[a,b]	604,000	115,835
Citic Telecom International Holdings Ltd.	453,000	136,686
CK Asset Holdings Ltd.	382,572	3,651,369
CK Hutchison Holdings Ltd.	377,572	5,097,725
CK Infrastructure Holdings Ltd.	153,000	1,362,465
CK Life Sciences International Holdings Inc.	1,208,000	95,757
CLP Holdings Ltd.	229,500	2,342,990
Dah Sing Banking Group Ltd.	181,200	428,591
Esprit Holdings Ltd.[a,b]	330,800	133,649
First Pacific Co. Ltd./Hong Kong	604,000	430,907
G-Resources Group Ltd.[a,b]	4,479,000	54,975
Galaxy Entertainment Group Ltd.	306,000	2,711,236
Giordano International Ltd.	302,000	154,447
Global Brands Group Holding Ltd.[a,b]	1,208,065	105,030
Guotai Junan International Holdings Ltd.[b]	302,000	110,044
Haitong International Securities Group Ltd.[b]	302,000	214,295
Hang Lung Properties Ltd.	302,000	799,264
Hang Seng Bank Ltd.	105,700	2,516,329

Security	Shares	Value
Henderson Land Development Co. Ltd.	193,695	$1,354,623
HKBN Ltd.	226,500	284,955
HKT Trust & HKT Ltd.	453,720	565,595
Hong Kong & China Gas Co. Ltd.	1,227,924	2,427,134
Hong Kong Exchanges & Clearing Ltd.	171,100	6,483,969
Hongkong Land Holdings Ltd.	166,100	1,195,920
Hopewell Holdings Ltd.	75,500	305,516
Hsin Chong Group Holdings Ltd.[a,c]	1,002,000	35,871
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	302,000	122,785
Hysan Development Co. Ltd.	153,000	854,842
Jardine Matheson Holdings Ltd.	30,600	1,942,488
Jardine Strategic Holdings Ltd.	31,100	1,237,780
Johnson Electric Holdings Ltd.	75,750	309,433
Kerry Logistics Network Ltd.	151,000	217,770
Kerry Properties Ltd.	75,500	361,020
Landing International Development Ltd.[a]	13,710,000	613,505
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	151,000	68,922
Li & Fung Ltd.	906,000	462,183
Link REIT	306,000	2,707,324
Macau Legend Development Ltd.[a]	604,000	95,757
Man Wah Holdings Ltd.[b]	241,600	257,000
Melco International Development Ltd.	151,000	454,654
Melco Resorts & Entertainment Ltd. ADR	40,339	1,201,295
MGM China Holdings Ltd.	181,200	558,326
MTR Corp. Ltd.	226,500	1,297,355
New World Development Co. Ltd.	755,000	1,222,062
NewOcean Energy Holdings Ltd.[a]	302,000	76,065
NWS Holdings Ltd.	302,000	588,443
Pacific Basin Shipping Ltd.[a]	730,000	168,933
Pacific Textiles Holdings Ltd.[b]	151,000	158,308
PCCW Ltd.	604,000	348,278
Power Assets Holdings Ltd.	229,500	2,040,763
Sa Sa International Holdings Ltd.	302,000	131,280
Sands China Ltd.	302,000	1,799,308
Shangri-La Asia Ltd.	306,000	778,551
Shun Tak Holdings Ltd.	604,000	260,243
Sino Land Co. Ltd.	306,000	564,156

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
SITC International Holdings Co. Ltd.	302,000	$347,506
SJM Holdings Ltd.	151,000	150,972
SmarTone Telecommunications Holdings Ltd.[b]	75,500	87,938
Sun Hung Kai & Co. Ltd.	151,000	98,653
Sun Hung Kai Properties Ltd.	151,000	2,623,670
SUNeVision Holdings Ltd.	604,000	478,786
Sunlight REIT	302,000	211,206
Swire Pacific Ltd. Class A	76,500	765,347
Swire Properties Ltd.	181,200	633,619
Techtronic Industries Co. Ltd.	229,500	1,528,738
Television Broadcasts Ltd.	45,900	163,731
Town Health International Medical Group Ltd.[c]	632,000	53,330
Value Partners Group Ltd.	175,000	223,296
VTech Holdings Ltd.	30,200	417,779
WH Group Ltd.[d]	1,355,500	1,679,330
Wharf Holdings Ltd. (The)	153,000	626,949
Wharf Real Estate Investment Co. Ltd.[a]	153,000	1,057,304
Wheelock & Co. Ltd.	153,000	1,198,147
Wynn Macau Ltd.	302,000	1,065,685
Xinyi Glass Holdings Ltd.	302,000	459,480
Yue Yuen Industrial Holdings Ltd.	75,500	340,749

		87,290,841
JAPAN — 67.72%
Acom Co. Ltd.[a,b]	75,500	329,238
ADEKA Corp.	15,100	266,987
Advance Residence Investment Corp.	151	387,339
Advantest Corp.	30,200	642,430
Aeon Co. Ltd.	90,600	1,541,748
AEON Financial Service Co. Ltd.	15,100	376,411
Aeon Mall Co. Ltd.	30,200	664,287
AEON REIT Investment Corp.	302	330,622
Aica Kogyo Co. Ltd.	15,300	590,106
Aida Engineering Ltd.	30,200	425,520
Aiful Corp.[a,b]	75,500	273,212
Aisin Seiki Co. Ltd.	30,600	1,785,736
Ajinomoto Co. Inc.	90,600	1,718,126
Alfresa Holdings Corp.	30,200	735,668
Alpine Electronics Inc.	15,100	340,997
Alps Electric Co. Ltd.	30,200	868,746
Amada Holdings Co. Ltd.	60,400	894,200
Amano Corp.	30,200	820,052

Security	Shares	Value
ANA Holdings Inc.	15,300	$622,344
Anritsu Corp.	30,200	387,892
AOKI Holdings Inc.	15,100	228,530
Aozora Bank Ltd.	15,300	619,541
Asahi Diamond Industrial Co. Ltd.	15,100	186,061
Asahi Glass Co. Ltd.	30,600	1,342,806
Asahi Group Holdings Ltd.	61,200	3,078,642
Asahi Intecc Co. Ltd.	30,600	1,187,220
Asahi Kasei Corp.	151,000	1,970,588
Asics Corp.	30,200	496,901
Astellas Pharma Inc.	300,500	3,964,271
Autobacs Seven Co. Ltd.	15,100	301,433
Azbil Corp.	15,300	710,650
Bandai Namco Holdings Inc.	30,600	997,994
Bank of Saga Ltd. (The)	15,100	350,957
Bank of the Ryukyus Ltd.	15,100	234,755
Benesse Holdings Inc.	15,300	574,687
Bic Camera Inc.	30,200	464,530
Bridgestone Corp.	90,600	4,404,046
Brother Industries Ltd.	45,300	1,158,282
Calbee Inc.[b]	15,300	538,244
Canon Inc.	151,000	6,016,206
Canon Marketing Japan Inc.	15,100	414,176
Capcom Co. Ltd.	15,300	582,397
Casio Computer Co. Ltd.	30,200	457,890
Cawachi Ltd.	15,100	367,695
Central Japan Railway Co.	24,400	4,616,005
Chiba Bank Ltd. (The)	153,000	1,323,183
Chubu Electric Power Co. Inc.	90,600	1,136,702
Chugai Pharmaceutical Co. Ltd.	30,600	1,617,535
Chugoku Bank Ltd. (The)	29,500	386,739
Chugoku Electric Power Co. Inc. (The)	45,300	500,912
Citizen Watch Co. Ltd.	45,300	346,115
CKD Corp.	30,200	816,455
Coca-Cola Bottlers Japan Holdings Inc.	27,625	975,625
Colowide Co. Ltd.[b]	30,200	605,909
COMSYS Holdings Corp.	15,100	421,923
Concordia Financial Group Ltd.	166,100	1,005,837
COOKPAD Inc.[a,b]	15,100	88,258
Corona Corp.	30,200	381,806
Cosmo Energy Holdings Co. Ltd.	15,300	599,217
Credit Saison Co. Ltd.	15,500	281,586
CYBERDYNE Inc.[a,b]	30,200	522,354
D.A. Consortium Holdings Inc.	15,100	332,558

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Dai Nippon Printing Co. Ltd.	75,500	$1,680,775
Dai-ichi Life Holdings Inc.	151,000	3,161,655
Daibiru Corp.	15,100	190,626
Daifuku Co. Ltd.	30,600	2,046,448
Daiichi Sankyo Co. Ltd.	90,600	3,046,145
Daikin Industries Ltd.	30,200	3,623,004
Daikyonishikawa Corp.	15,100	245,545
Daio Paper Corp.[b]	15,100	206,120
Daiseki Co. Ltd.	15,100	450,973
Daito Trust Construction Co. Ltd.	12,700	2,218,181
Daiwa House Industry Co. Ltd.	90,600	3,573,203
Daiwa House REIT Investment Corp.	151	371,016
Daiwa Securities Group Inc.	306,000	2,192,783
DCM Holdings Co. Ltd.	30,200	298,804
DeNA Co. Ltd.	15,100	326,887
Denso Corp.	60,400	3,775,450
Dentsu Inc.	30,600	1,369,438
DIC Corp.	15,300	602,721
Disco Corp.	4,200	982,713
DMG Mori Co. Ltd.	15,100	343,763
Don Quijote Holdings Co. Ltd.	15,300	848,014
Duskin Co. Ltd.	15,100	391,212
East Japan Railway Co.	45,300	4,500,742
EDION Corp.[b]	30,200	385,956
Eighteenth Bank Ltd. (The)	151,000	410,856
Eiken Chemical Co. Ltd.	15,300	679,813
Eisai Co. Ltd.	30,600	1,746,769
Electric Power Development Co. Ltd.	15,100	428,148
EPS Holdings Inc.	15,100	365,897
Euglena Co. Ltd.[a,b]	45,300	441,982
FamilyMart UNY Holdings Co. Ltd.	21,500	1,437,864
Fancl Corp.	15,100	475,182
FANUC Corp.	30,600	8,262,883
Fast Retailing Co. Ltd.	7,800	3,479,291
FCC Co. Ltd.	15,100	403,939
Financial Products Group Co. Ltd.	15,100	229,637
Fudo Tetra Corp.	75,500	128,652
Fuji Electric Co. Ltd.	153,000	1,258,705
Fuji Machine Manufacturing Co. Ltd.	30,200	636,343
Fuji Oil Holdings Inc.	15,100	459,274
FUJIFILM Holdings Corp.	61,200	2,349,210
Fujitec Co. Ltd.	15,100	207,365
Fujitsu Ltd.	306,000	2,253,615
Fukuoka Financial Group Inc.	153,000	885,860
Fukuoka REIT Corp.	151	253,707

Security	Shares	Value
Furukawa Electric Co. Ltd.	15,300	$838,203
Glory Ltd.	15,300	597,114
GLP J-REIT	453	525,398
GMO Internet Inc.	15,100	274,734
Godo Steel Ltd.	15,100	309,871
Gree Inc.	30,200	195,883
GungHo Online Entertainment Inc.	120,800	347,499
Hachijuni Bank Ltd. (The)	90,600	536,188
Hakuhodo DY Holdings Inc.	60,400	906,374
Hamamatsu Photonics KK	30,600	1,129,751
Hankyu Hanshin Holdings Inc.	30,600	1,232,074
Haseko Corp.	45,300	707,171
Hazama Ando Corp.	45,300	373,091
Heiwa Real Estate REIT Inc.	302	277,777
Heiwado Co. Ltd.	15,100	329,930
Hino Motors Ltd.	45,300	598,854
Hisamitsu Pharmaceutical Co. Inc.	15,300	1,051,257
Hitachi Chemical Co. Ltd.	15,100	384,987
Hitachi Construction Machinery Co. Ltd.	15,300	684,719
Hitachi High-Technologies Corp.	15,300	717,658
Hitachi Ltd.	755,000	5,992,689
Hitachi Transport System Ltd.	15,100	391,074
Hitachi Zosen Corp.	45,300	245,269
Hokkaido Electric Power Co. Inc.	30,200	196,713
Hokuetsu Kishu Paper Co. Ltd.	45,300	296,729
Hokuhoku Financial Group Inc.	30,200	451,803
Hokuriku Electric Power Co.	30,200	246,790
Honda Motor Co. Ltd.	241,600	8,468,340
House Foods Group Inc.	15,300	531,936
Hoya Corp.	61,200	3,122,375
Hulic Co. Ltd.	45,300	573,539
Hulic Reit Inc.	151	236,830
Ibiden Co. Ltd.	15,100	234,063
Ichigo Inc.[b]	90,600	374,336
Ichigo Office REIT Investment	302	226,593
Ichiyoshi Securities Co. Ltd.	15,100	194,915
Idemitsu Kosan Co. Ltd.	15,300	571,884
IDOM Inc.	15,100	105,550
IHI Corp.	15,300	511,612
Iida Group Holdings Co. Ltd.	30,200	597,886
Iino Kaiun Kaisha Ltd.	45,300	256,889
Inpex Corp.	135,900	1,766,681
Invesco Office J-Reit Inc.	151	171,813
Invincible Investment Corp.	604	279,991

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	60,400	$722,111
Istyle Inc.	15,100	152,307
Isuzu Motors Ltd.	75,500	1,271,994
Ito En Ltd.	15,300	631,455
ITOCHU Corp.	225,400	4,416,936
Itochu-Shokuhin Co. Ltd.	15,300	913,893
Itoham Yonekyu Holdings Inc.	45,300	415,836
Itoki Corp.	15,100	105,965
Iyo Bank Ltd. (The)	45,300	372,261
J Front Retailing Co. Ltd.	45,300	828,352
J Trust Co. Ltd.	15,100	103,752
JAC Recruitment Co. Ltd.	15,100	316,788
Japan Airlines Co. Ltd.	15,300	576,510
Japan Display Inc.[a,b]	90,600	196,713
Japan Excellent Inc.	302	384,572
Japan Exchange Group Inc.	90,600	1,627,654
Japan Hotel REIT Investment Corp.	755	559,567
Japan Logistics Fund Inc.	151	284,833
Japan Post Bank Co. Ltd.	60,400	815,072
Japan Post Holdings Co. Ltd.	211,400	2,521,578
Japan Prime Realty Investment Corp.	153	541,047
Japan Real Estate Investment Corp.	153	786,341
Japan Rental Housing Investments Inc.	302	238,490
Japan Retail Fund Investment Corp.	453	902,638
Japan Securities Finance Co. Ltd.	30,200	180,113
Japan Tobacco Inc.	151,000	4,996,674
JFE Holdings Inc.	75,500	1,790,406
Jimoto Holdings Inc.	151,000	261,454
JSP Corp.	15,300	509,509
JSR Corp.	30,200	714,917
JTEKT Corp.	30,200	537,848
JXTG Holdings Inc.	396,300	2,627,841
Kadokawa Dwango[a]	15,100	190,211
Kagome Co. Ltd.	30,600	1,139,563
Kajima Corp.	153,000	1,512,409
Kakaku.com Inc.	30,200	528,718
Kamei Corp.	30,200	490,261
Kansai Electric Power Co. Inc. (The)	105,700	1,310,659
Kansai Paint Co. Ltd.	45,300	1,118,442
Kao Corp.	75,500	5,231,153
Kawasaki Heavy Industries Ltd.	15,300	630,754
Kawasaki Kisen Kaisha Ltd.[a]	15,100	400,204
KDDI Corp.	255,300	6,438,925
Keikyu Corp.	59,700	1,175,897

Security	Shares	Value
Keio Corp.	30,600	$1,452,137
Keiyo Co. Ltd.	62,100	383,449
Kenedix Inc.	60,400	384,019
Kewpie Corp.	15,100	430,915
KEY Coffee Inc.	15,100	294,378
Keyence Corp.	15,300	9,311,337
Kikkoman Corp.	37,800	1,561,797
Kintetsu Group Holdings Co. Ltd.	30,600	1,208,245
Kirin Holdings Co. Ltd.	120,800	3,011,285
Kitz Corp.	30,200	259,794
Kiyo Bank Ltd. (The)	30,200	502,434
Kobe Steel Ltd.[a]	45,300	469,787
Koei Tecmo Holdings Co. Ltd.	15,100	333,942
Kohnan Shoji Co. Ltd.	15,100	379,039
Koito Manufacturing Co. Ltd.	15,300	1,075,086
Kokuyo Co. Ltd.	30,200	559,982
Komatsu Ltd.	135,900	5,272,654
Komori Corp.	15,100	200,448
Konami Holdings Corp.	15,300	874,646
Konica Minolta Inc.	75,500	751,161
Konishi Co. Ltd.	30,200	549,745
Kubota Corp.	151,000	3,066,896
Kuraray Co. Ltd.	45,300	846,613
Kurita Water Industries Ltd.	15,300	500,399
Kyocera Corp.	45,900	3,049,067
KYORIN Holdings Inc.	15,100	287,184
Kyowa Exeo Corp.	15,100	391,212
Kyowa Hakko Kirin Co. Ltd.	30,200	590,692
Kyushu Electric Power Co. Inc.	75,500	825,862
Kyushu Financial Group Inc.	60,400	361,332
Lawson Inc.	15,300	1,034,437
Leopalace21 Corp.	60,400	500,774
Lifull Co. Ltd.	15,100	128,375
Lintec Corp.	15,100	431,606
Lion Corp.	30,200	566,068
LIXIL Group Corp.	45,300	1,271,994
M3 Inc.	30,600	1,118,538
Makita Corp.	30,600	1,440,923
Marubeni Corp.	270,400	2,026,854
Maruha Nichiro Corp.	15,300	450,639
Marui Group Co. Ltd.	45,300	824,202
Marusan Securities Co. Ltd.	30,200	294,654
Matsuda Sangyo Co. Ltd.	15,100	269,754
Matsui Securities Co. Ltd.	15,100	143,177
Mazda Motor Corp.	74,800	1,048,111

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
McDonald’s Holdings Co. Japan Ltd.	15,300	$688,223
Mebuki Financial Group Inc.	161,990	734,598
Medipal Holdings Corp.	30,200	590,969
MEGMILK SNOW BRAND Co. Ltd.	15,100	435,065
MEIJI Holdings Co. Ltd.	15,300	1,279,731
Mie Bank Ltd. (The)	15,100	334,080
MINEBEA MITSUMI Inc.	45,300	1,023,820
Ministop Co. Ltd.	15,100	315,958
Miraca Holdings Inc.	15,300	700,838
Mirait Holdings Corp.	15,100	222,582
MISUMI Group Inc.	45,300	1,363,295
Mitsubishi Chemical Holdings Corp.	196,300	2,130,158
Mitsubishi Corp.	211,400	5,906,921
Mitsubishi Electric Corp.	286,900	5,237,032
Mitsubishi Estate Co. Ltd.	166,100	3,178,048
Mitsubishi Heavy Industries Ltd.	45,900	1,724,903
Mitsubishi Materials Corp.	15,300	566,978
Mitsubishi Motors Corp.	90,600	671,480
Mitsubishi Tanabe Pharma Corp.	45,300	925,879
Mitsubishi UFJ Financial Group Inc.	1,676,100	12,603,572
Mitsubishi UFJ Lease & Finance Co. Ltd.	75,500	486,941
Mitsui & Co. Ltd.	240,400	4,215,341
Mitsui Chemicals Inc.	30,600	960,148
Mitsui Engineering & Shipbuilding Co. Ltd.	15,100	267,956
Mitsui Fudosan Co. Ltd.	136,200	3,565,494
Mitsui Mining & Smelting Co. Ltd.	15,300	855,023
Mitsui OSK Lines Ltd.	15,300	548,056
Mizuho Financial Group Inc.	3,220,700	6,057,530
Monex Group Inc.	75,500	279,437
MonotaRO Co. Ltd.	15,300	482,878
Mori Hills REIT Investment Corp.	302	379,316
Mori Trust Sogo REIT Inc.	151	225,348
MOS Food Services Inc.	15,300	463,955
MS&AD Insurance Group Holdings Inc.	59,700	2,029,652
Murata Manufacturing Co. Ltd.	30,200	4,457,166
Nabtesco Corp.	30,600	1,443,727
Nagase & Co. Ltd.	15,100	274,596
Nagoya Railroad Co. Ltd.	45,300	1,190,653
NEC Corp.	40,200	1,211,653
NET One Systems Co. Ltd.	32,600	492,487
Neturen Co. Ltd.	30,200	327,302
Nexon Co. Ltd.[a]	30,200	1,002,932

Security	Shares	Value
NGK Insulators Ltd.	30,200	$614,762
NGK Spark Plug Co. Ltd.	30,200	794,322
NHK Spring Co. Ltd.	30,200	335,048
Nichi-Iko Pharmaceutical Co. Ltd.	15,100	236,139
Nichicon Corp.	30,200	405,046
NichiiGakkan Co. Ltd.	15,100	193,946
Nidec Corp.	30,200	4,827,905
Nihon Nohyaku Co. Ltd.	15,100	88,673
Nihon Parkerizing Co. Ltd.	30,200	522,631
Nihon Unisys Ltd.	30,200	634,129
Nikkiso Co. Ltd.	15,100	178,868
Nikkon Holdings Co. Ltd.	15,100	410,994
Nikon Corp.	60,400	1,171,424
Nintendo Co. Ltd.	16,000	7,031,469
Nippon Building Fund Inc.	153	819,981
Nippon Express Co. Ltd.	15,300	1,098,914
Nippon Light Metal Holdings Co. Ltd.	151,000	444,057
Nippon Paint Holdings Co. Ltd.	30,600	1,094,709
Nippon Paper Industries Co. Ltd.	15,100	286,908
Nippon Parking Development Co. Ltd.	105,700	186,891
Nippon Prologis REIT Inc.	302	693,060
Nippon Sheet Glass Co. Ltd.[a]	30,200	272,521
Nippon Signal Co. Ltd.	30,200	316,511
Nippon Steel & Sumitomo Metal Corp.	105,700	2,690,554
Nippon Suisan Kaisha Ltd.	45,300	240,704
Nippon Telegraph & Telephone Corp.	105,700	5,026,693
Nippon Yusen KKa	30,200	755,588
Nipro Corp.	15,100	233,233
Nishi-Nippon Financial Holdings Inc.	30,200	394,809
Nishimatsuya Chain Co. Ltd.	30,200	355,245
Nissan Chemical Industries Ltd.	30,600	1,246,090
Nissan Motor Co. Ltd.	317,100	3,380,018
Nissan Shatai Co. Ltd.	15,100	158,532
Nisshin Seifun Group Inc.	30,500	611,090
Nisshin Steel Co. Ltd.	15,100	254,399
Nisshinbo Holdings Inc.	30,200	428,286
Nissin Electric Co. Ltd.	15,100	167,801
Nissin Foods Holdings Co. Ltd.	15,300	1,132,555
Nitori Holdings Co. Ltd.	13,700	2,181,984
Nitto Denko Corp.	30,600	2,796,064
Nitto Kohki Co. Ltd.	15,100	416,390
NOK Corp.	15,100	351,234
Nomura Holdings Inc.	484,700	3,141,636
Nomura Real Estate Holdings Inc.	15,100	361,332
Nomura Real Estate Master Fund Inc.	604	841,079

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Nomura Research Institute Ltd.	17,970	$826,434
North Pacific Bank Ltd.	75,500	262,146
NSD Co. Ltd.	30,200	637,449
NSK Ltd.	60,400	993,801
NTT Data Corp.	75,500	887,422
NTT DOCOMO Inc.	195,300	4,838,888
NTT Urban Development Corp.	15,100	197,405
Obayashi Corp.	120,800	1,451,968
Obic Co. Ltd.	15,300	1,190,023
Odakyu Electric Railway Co. Ltd.	60,400	1,328,020
Oji Holdings Corp.	153,000	1,047,052
Okabe Co. Ltd.	15,100	155,212
Oki Electric Industry Co. Ltd.	15,100	219,262
Olympus Corp.	45,900	1,764,010
Omron Corp.	30,600	1,909,083
Ono Pharmaceutical Co. Ltd.	60,400	1,490,979
Orient Corp.[b]	181,200	298,804
Oriental Land Co. Ltd./Japan	30,600	2,988,374
ORIX Corp.	195,400	3,642,884
Orix JREIT Inc.	453	697,625
Osaka Gas Co. Ltd.	60,400	1,196,878
OSG Corp.	15,100	382,497
OSJB Holdings Corp.	120,800	356,352
Otsuka Holdings Co. Ltd.	61,200	2,717,010
PALTAC Corp.	15,300	676,309
Panasonic Corp.	315,400	4,678,050
Park24 Co. Ltd.	15,100	377,241
PC Depot Corp.[b]	17,780	129,659
Penta-Ocean Construction Co. Ltd.	60,400	464,254
Persol Holdings Co. Ltd.	30,200	751,715
Pigeon Corp.	15,300	597,114
Pioneer Corp.[a]	75,500	160,469
Proto Corp.	15,100	227,562
Rakuten Inc.[a]	135,900	1,227,339
Recruit Holdings Co. Ltd.	151,000	3,678,338
Relia Inc.	15,100	183,018
Renesas Electronics Corp.[a]	75,500	887,422
Resona Holdings Inc.	315,400	1,899,248
Resorttrust Inc.	15,100	358,980
Ricoh Co. Ltd.	105,700	1,038,069
Ringer Hut Co. Ltd.	15,100	337,677
Rohm Co. Ltd.	15,300	1,677,807
Rohto Pharmaceutical Co. Ltd.	30,200	814,519
Round One Corp.	30,200	559,705
Royal Holdings Co. Ltd.	15,100	412,931

Security	Shares	Value
Ryohin Keikaku Co. Ltd.	3,900	$1,302,322
Saizeriya Co. Ltd.	15,300	462,553
Sakata Seed Corp.	15,300	536,842
Sanrio Co. Ltd.[b]	12,600	216,666
Santen Pharmaceutical Co. Ltd.	75,500	1,231,877
Sanwa Holdings Corp.	45,300	628,319
SBI Holdings Inc./Japan	30,200	730,134
Secom Co. Ltd.	30,600	2,338,557
Sega Sammy Holdings Inc.	30,200	421,370
Seibu Holdings Inc.	30,200	603,142
Seikagaku Corp.	15,100	236,692
Seiko Epson Corp.	45,300	1,098,521
Seino Holdings Co. Ltd.	30,200	501,051
Sekisui Chemical Co. Ltd.	75,500	1,438,688
Sekisui House Ltd.	90,600	1,658,365
Sekisui House Reit Inc.	175	238,079
Sekisui House Residential Investment Corp.	302	347,499
Sekisui Plastics Co. Ltd.	60,400	765,825
Senshu Ikeda Holdings Inc.	90,600	347,775
Seven & i Holdings Co. Ltd.	105,700	4,344,008
Seven Bank Ltd.	105,700	389,276
Sharp Corp./Japan[a,b]	15,300	571,183
Shikoku Electric Power Co. Inc.	30,200	340,858
Shimachu Co. Ltd.	15,100	498,699
Shimano Inc.	15,300	2,186,615
Shimizu Corp.	151,000	1,545,206
Shin-Etsu Chemical Co. Ltd.	60,400	6,866,969
Shin-Etsu Polymer Co. Ltd.	45,300	545,318
Shinko Electric Industries Co. Ltd.	30,200	255,644
Shinko Plantech Co. Ltd.	30,200	311,808
Shinsei Bank Ltd.	30,200	525,951
Shionogi & Co. Ltd.	45,900	2,538,576
Shiseido Co. Ltd.	61,200	3,140,316
Shizuoka Bank Ltd. (The)	153,000	1,627,346
Showa Corp.	15,100	188,828
Showa Denko KK	30,600	1,415,693
Showa Shell Sekiyu KK	30,200	428,010
SKY Perfect JSAT Holdings Inc.	45,300	213,728
SMC Corp./Japan	8,600	4,216,683
Sodick Co. Ltd.	15,100	209,993
SoftBank Group Corp.	120,800	9,938,015
Sohgo Security Services Co. Ltd.	15,300	828,391
Sojitz Corp.	225,400	726,864
Sompo Holdings Inc.	45,900	1,835,916

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Sony Corp.	180,400	$8,608,892
Sony Financial Holdings Inc.	30,200	551,682
Square Enix Holdings Co. Ltd.	15,300	697,334
Stanley Electric Co. Ltd.	30,600	1,240,484
Star Micronics Co. Ltd.	15,100	316,373
Start Today Co. Ltd.	30,200	886,730
Subaru Corp.	75,500	2,502,487
Sumco Corp.	30,200	822,266
Sumitomo Chemical Co. Ltd.	306,000	2,242,682
Sumitomo Corp.	151,000	2,599,322
Sumitomo Dainippon Pharma Co. Ltd.	45,300	668,990
Sumitomo Electric Industries Ltd.	105,700	1,801,611
Sumitomo Forestry Co. Ltd.	30,200	518,758
Sumitomo Heavy Industries Ltd.	30,600	1,394,668
Sumitomo Metal Mining Co. Ltd.	34,700	1,623,816
Sumitomo Mitsui Construction Co. Ltd.	52,200	296,974
Sumitomo Mitsui Financial Group Inc.	181,200	8,097,601
Sumitomo Mitsui Trust Holdings Inc.	45,900	1,903,617
Sumitomo Realty & Development Co. Ltd.	52,000	1,994,155
Sumitomo Rubber Industries Ltd.	30,200	585,712
Suntory Beverage & Food Ltd.	15,300	730,273
Suruga Bank Ltd.	30,200	609,229
Suzuken Co. Ltd./Aichi Japan	15,300	651,079
Suzuki Motor Corp.	60,400	3,446,211
Sysmex Corp.	15,300	1,199,835
T&D Holdings Inc.	90,600	1,612,714
Taiheiyo Cement Corp.	15,300	649,677
Taisei Corp.	30,600	1,555,861
Taiyo Nippon Sanso Corp.	30,200	466,744
Taiyo Yuden Co. Ltd.	30,200	508,521
Takara Bio Inc.	15,100	244,854
Takasago Thermal Engineering Co. Ltd.	15,100	284,971
Takeda Pharmaceutical Co. Ltd.	105,700	6,211,951
Takeuchi Manufacturing Co. Ltd.	15,100	390,106
Tatsuta Electric Wire and Cable Co. Ltd.	30,200	222,167
TDK Corp.	15,300	1,408,685
Teijin Ltd.	30,200	667,053
Terumo Corp.	45,900	2,245,486
THK Co. Ltd.	15,300	633,558
TIS Inc.	15,300	541,047
Tobu Railway Co. Ltd.	30,600	1,027,429
Tocalo Co. Ltd.	15,300	768,119

Security	Shares	Value
Toho Co. Ltd./Tokyo	30,600	$1,034,437
Toho Holdings Co. Ltd.	15,100	350,957
Tohoku Electric Power Co. Inc.	75,500	973,189
Tokai Rika Co. Ltd.	15,100	326,748
Tokai Tokyo Financial Holdings Inc.	30,200	230,190
Tokio Marine Holdings Inc.	90,600	4,266,264
Tokyo Broadcasting System Holdings Inc.	15,100	361,747
Tokyo Electric Power Co. Holdings Inc.[a]	225,400	912,709
Tokyo Electron Ltd.	23,300	4,367,349
Tokyo Gas Co. Ltd.	60,400	1,434,815
Tokyo Seimitsu Co. Ltd.	15,300	667,198
Tokyo Steel Manufacturing Co. Ltd.	30,200	267,541
Tokyo Tatemono Co. Ltd.	38,400	615,990
Tokyu Construction Co. Ltd.	30,200	327,578
Tokyu Corp.	75,500	1,261,619
Tokyu Fudosan Holdings Corp.	75,500	594,842
TOKYU REIT Inc.	151	192,148
TOMONY Holdings Inc.	28,100	138,498
Topcon Corp.	15,100	383,881
Toppan Forms Co. Ltd.	15,100	170,014
Toppan Printing Co. Ltd.	153,000	1,436,718
Topre Corp.	15,100	459,965
Toray Industries Inc.	181,200	1,801,127
Toshiba Corp.[a]	906,000	2,581,338
Tosoh Corp.	59,700	1,367,322
TOTO Ltd.	15,300	873,244
Towa Bank Ltd. (The)	13,700	188,641
Toyo Construction Co. Ltd.	45,300	258,549
Toyo Seikan Group Holdings Ltd.	30,200	486,941
Toyo Suisan Kaisha Ltd.	15,300	620,242
Toyo Tire & Rubber Co. Ltd.	15,100	320,661
Toyobo Co. Ltd.	15,100	287,323
Toyoda Gosei Co. Ltd.	15,100	400,481
Toyota Boshoku Corp.	15,100	322,736
Toyota Industries Corp.	30,600	1,987,577
Toyota Motor Corp.	362,400	24,833,970
Toyota Tsusho Corp.	30,600	1,236,279
Trend Micro Inc./Japan[a]	15,300	824,186
TS Tech Co. Ltd.	15,300	653,882
TSI Holdings Co. Ltd.	30,200	213,590
Tsukuba Bank Ltd.	89,900	334,381
Tsukui Corp.	30,200	237,937
Tsumura & Co.	15,300	517,219

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Ube Industries Ltd.	15,100	$449,590
Unicharm Corp.	60,400	1,612,991
United Super Markets Holdings Inc.	47,700	483,315
United Urban Investment Corp.	453	715,886
Ushio Inc.	30,200	460,380
USS Co. Ltd.	45,300	1,008,465
VT Holdings Co. Ltd.	30,200	166,279
Wacom Co. Ltd.	45,300	261,039
Wakita & Co. Ltd.	15,100	186,614
West Japan Railway Co.	30,600	2,292,021
Yahoo Japan Corp.	240,400	1,156,246
Yakult Honsha Co. Ltd.	15,300	1,278,329
Yamada Denki Co. Ltd.	120,800	716,024
Yamaha Corp.	30,600	1,260,107
Yamaha Motor Co. Ltd.	45,900	1,522,221
Yamato Holdings Co. Ltd.	60,400	1,555,997
Yaskawa Electric Corp.	45,900	2,363,227
Yokogawa Electric Corp.	45,300	961,154
Yokohama Rubber Co. Ltd. (The)	15,100	383,466
Yoshinoya Holdings Co. Ltd.	30,200	533,975
Zensho Holdings Co. Ltd.	30,200	528,441

		646,043,781
NEW ZEALAND — 0.84%
a2 Milk Co. Ltd.[a]	116,360	792,286
Air New Zealand Ltd.	83,050	189,313
Argosy Property Ltd.	132,539	104,959
Auckland International Airport Ltd.	133,582	661,895
Chorus Ltd.	83,939	256,258
Contact Energy Ltd.	89,948	372,129
Fisher & Paykel Healthcare Corp. Ltd.	95,720	945,746
Fletcher Building Ltd.	87,466	505,569
Freightways Ltd.	26,912	159,341
Goodman Property Trust	150,800	151,786
Infratil Ltd.	86,174	207,276
Kiwi Property Group Ltd.	148,156	151,317
Mercury NZ Ltd.	101,455	259,050
Meridian Energy Ltd.	91,528	196,446
Metlifecare Ltd.	37,276	171,045
New Zealand Refining Co. Ltd. (The)	46,282	85,633
Precinct Properties New Zealand Ltd.	137,615	134,440
Ryman Healthcare Ltd.	53,001	429,525
Sky Network Television Ltd.	57,921	124,744
SKYCITY Entertainment Group Ltd.	90,698	278,571
Spark New Zealand Ltd.	255,976	680,118
Summerset Group Holdings Ltd.	45,024	191,603

Security	Shares	Value
Trade Me Group Ltd.	76,023	$253,191
Xero Ltd.[a]	18,534	466,378
Z Energy Ltd.	49,275	278,983

		8,047,602
SINGAPORE — 3.66%
Ascendas Hospitality Trust	351,400	241,567
Ascendas REIT	302,458	637,629
Ascott Residence Trust	196,230	188,856
Asian Pay Television Trust[b]	528,500	234,135
Boustead Singapore Ltd.	120,800	76,123
Cache Logistics Trust	181,100	119,654
CapitaLand Commercial Trust	370,276	528,885
CapitaLand Ltd.	291,000	853,529
CapitaLand Mall Trust	291,000	466,774
CapitaLand Retail China Trust	151,000	194,921
CDL Hospitality Trusts	271,800	377,846
City Developments Ltd.	45,300	458,813
ComfortDelGro Corp. Ltd.	291,000	466,774
COSCO Shipping International Singapore Co. Ltd.[a,b]	558,600	211,203
DBS Group Holdings Ltd.	247,500	4,990,834
ESR-REIT	351,400	158,361
Ezion Holdings Ltd.[a,b]	568,640	85,565
Far East Hospitality Trust	291,000	170,039
First REIT	256,700	276,464
First Resources Ltd.	151,000	219,141
Frasers Centrepoint Trust	151,000	261,816
Frasers Commercial Trust	151,000	168,393
Genting Singapore PLC	887,400	915,055
Golden Agri-Resources Ltd.	976,800	283,520
Hutchison Port Holdings Trust	694,600	288,259
Indofood Agri Resources Ltd.	302,000	92,270
Jardine Cycle & Carriage Ltd.	15,300	466,643
Keppel Corp. Ltd.	181,200	1,199,973
Keppel REIT[b]	151,000	148,786
Lippo Malls Indonesia Retail Trust	770,200	247,085
Mapletree Commercial Trust	175,687	226,788
Mapletree Greater China Commercial Trust	291,000	280,064
Mapletree Industrial Trust	196,300	317,870
Mapletree Logistics Trust	200,320	209,623
Noble Group Ltd.[a,b]	212,190	40,519
OUE Hospitality Trust	291,000	198,934
Oversea-Chinese Banking Corp. Ltd.	437,975	4,325,555
Raffles Medical Group Ltd.[b]	195,400	165,669

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Security	Shares	Value
Sabana Shari’ah Compliant Industrial REIT	433,480	$134,097
SATS Ltd.	143,500	606,137
SembCorp Industries Ltd.	151,000	392,148
Sembcorp Marine Ltd.[b]	196,300	374,847
SIIC Environment Holdings Ltd.	340,420	140,412
Silverlake Axis Ltd.	407,000	177,200
Singapore Airlines Ltd.	60,400	521,787
Singapore Exchange Ltd.	105,700	662,038
Singapore Post Ltd.	315,600	310,972
Singapore Press Holdings Ltd.[b]	197,800	398,863
Singapore Technologies Engineering Ltd.	285,400	734,646
Singapore Telecommunications Ltd.	1,050,300	2,839,950
Soilbuild Business Space REIT[b]	447,760	230,857
Starhill Global REIT	291,000	171,150
StarHub Ltd.	94,600	208,825
Suntec REIT	291,000	460,105
United Overseas Bank Ltd.	183,600	3,846,737
UOL Group Ltd.	45,300	316,602
Wilmar International Ltd.	240,400	587,595
Wing Tai Holdings Ltd.	120,800	223,294
Yangzijiang Shipbuilding Holdings Ltd.	391,100	477,971
Yanlord Land Group Ltd.	151,000	213,375
Yoma Strategic Holdings Ltd.	361,333	139,378

		34,962,921

TOTAL COMMON STOCKS
(Cost: $798,332,596)		951,205,349

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	7,948,479	$7,950,069
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	360,972	360,972

		8,311,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,309,913)		8,311,041

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $806,642,509)		959,516,390
Other Assets, Less Liabilities — (0.57)%		(5,469,910)

NET ASSETS — 100.00%		$954,046,480

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,258,637	—		(3,310,158)[b]	7,948,479	$7,950,069	$219,436	[c]	$(762)	$(582)
BlackRock Cash Funds: Treasury, SL Agency Shares	154,783	206,189	[b]	—	360,972	360,972	5,065		—	—

						$8,311,041	$224,501		$(762)	$(582)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	6	Mar 2018	$726	$(6,592)
TOPIX Index	12	Mar 2018	2,022	46,224

Total				$39,632

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$950,425,427	$551,943	$227,979	$951,205,349
Money market funds	8,311,041	—	—	8,311,041

Total	$958,736,468	$551,943	$227,979	$959,516,390

Derivative financial instruments[a]
Assets
Futures contracts	$46,224	$—	$—	$46,224
Liabilities
Futures contracts	(6,592)	—	—	(6,592)

Total	$39,632	$—	$—	$39,632

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.24%

AUSTRALIA — 4.64%
Adelaide Brighton Ltd.	195,913	$1,029,577
AGL Energy Ltd.	242,218	4,597,429
ALS Ltd.	187,288	1,057,046
Alumina Ltd.	1,059,984	2,068,556
Amcor Ltd./Australia	422,490	4,981,140
AMP Ltd.	1,015,901	4,318,786
Ansell Ltd.	52,344	1,065,997
APA Group	404,987	2,643,182
ARB Corp. Ltd.	69,594	1,034,655
Ardent Leisure Group[a]	259,537	422,422
Aristocrat Leisure Ltd.	205,491	3,976,873
ASX Ltd.	61,923	2,744,781
Aurizon Holdings Ltd.	705,227	2,672,550
AusNet Services	649,541	891,512
Australia & New Zealand Banking Group Ltd.	1,012,091	23,422,474
Automotive Holdings Group Ltd.	200,035	579,882
Aveo Group	319,480	675,204
Bank of Queensland Ltd.	122,748	1,231,507
Beach Energy Ltd.	884,856	931,466
Bega Cheese Ltd.	77,930	444,882
Bellamy’s Australia Ltd.[a,b]	36,717	441,811
Bendigo & Adelaide Bank Ltd.	155,653	1,475,929
BHP Billiton Ltd.	1,128,605	27,599,416
Blackmores Ltd.[a]	5,619	706,522
BlueScope Steel Ltd.	208,798	2,451,576
Boral Ltd.	459,539	2,976,894
Brambles Ltd.	544,395	4,364,156
BT Investment Management Ltd.	78,444	699,991
BWP Trust	382,768	929,839
BWX Ltd.	74,882	457,800
Caltex Australia Ltd.	92,174	2,595,160
carsales.com Ltd.	95,142	1,155,619
Challenger Ltd./Australia	208,296	2,300,627
Charter Hall Group	242,504	1,158,569
Charter Hall Retail REIT	221,558	687,127
CIMIC Group Ltd.	36,316	1,386,240
Cleanaway Waste Management Ltd.	943,060	1,103,464
Coca-Cola Amatil Ltd.	197,567	1,340,631
Cochlear Ltd.	21,221	2,985,153

Security	Shares	Value
Commonwealth Bank of Australia	596,600	$38,101,850
Computershare Ltd.	166,624	2,253,227
Costa Group Holdings Ltd.	143,827	710,430
Crown Resorts Ltd.	135,691	1,455,854
CSL Ltd.	158,488	18,790,908
CSR Ltd.	248,725	1,015,082
Dexus	341,995	2,639,147
Domain Holdings Australia Ltd.[b]	164,663	421,341
Domino’s Pizza Enterprises Ltd.[a]	25,366	985,720
Downer EDI Ltd.	224,328	1,220,685
DuluxGroup Ltd.	200,236	1,183,630
Evolution Mining Ltd.	497,889	1,149,022
Fairfax Media Ltd.	858,869	493,783
FlexiGroup Ltd./Australia	322,475	472,635
Flight Centre Travel Group Ltd.[a]	22,142	914,942
Fortescue Metals Group Ltd.	573,304	2,302,595
G8 Education Ltd.	215,205	585,521
Galaxy Resources Ltd.[a,b]	189,340	509,016
Goodman Group	619,222	4,056,448
GPT Group (The)	597,508	2,433,676
GrainCorp Ltd. Class A	100,581	602,696
GUD Holdings Ltd.	100,699	999,693
GWA Group Ltd.	172,194	393,204
Harvey Norman Holdings Ltd.	223,953	819,684
Healthscope Ltd.	635,083	992,519
Iluka Resources Ltd.	165,417	1,355,538
Incitec Pivot Ltd.	597,007	1,803,181
Independence Group NL	215,026	875,810
Insurance Australia Group Ltd.	831,504	4,874,767
Investa Office Fund	235,466	844,662
Invocare Ltd.	75,574	932,016
IOOF Holdings Ltd.	109,790	979,705
Iress Ltd.	74,331	723,478
James Hardie Industries PLC	164,127	2,898,589
JB Hi-Fi Ltd.[a]	47,318	1,119,969
LendLease Group	195,227	2,504,068
Link Administration Holdings Ltd.	201,238	1,456,795
Macquarie Atlas Roads Group	323,176	1,502,111
Macquarie Group Ltd.	110,101	9,194,482
Magellan Financial Group Ltd.	52,105	1,162,390
Mayne Pharma Group Ltd.[a,b]	864,814	465,688
McMillan Shakespeare Ltd.	45,899	652,276

SCHEDULES OF INVESTMENTS	91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Medibank Pvt Ltd.	979,539	$2,657,159
Metcash Ltd.	407,138	1,054,976
Mineral Resources Ltd.	69,505	1,059,221
Mirvac Group	1,258,265	2,241,536
Monadelphous Group Ltd.	45,166	642,225
Myer Holdings Ltd.	631,719	335,055
National Australia Bank Ltd.	925,403	21,828,423
Navitas Ltd.	171,985	651,760
Newcrest Mining Ltd.	275,868	5,064,118
NEXTDC Ltd.[a,b]	152,315	703,021
Northern Star Resources Ltd.	207,359	972,193
Nufarm Ltd./Australia	115,240	743,725
Oil Search Ltd.	494,819	3,033,145
Orica Ltd.	130,754	2,032,859
Origin Energy Ltd.[b]	625,688	4,732,119
Orocobre Ltd.[a,b]	85,599	497,673
Orora Ltd.	514,605	1,358,447
OZ Minerals Ltd.	131,076	992,398
Perpetual Ltd.	23,162	982,409
Pilbara Minerals Ltd.[a,b]	627,682	480,311
Platinum Asset Management Ltd.	134,945	908,048
Premier Investments Ltd.	53,408	636,598
Primary Health Care Ltd.	175,527	517,364
QBE Insurance Group Ltd.	484,581	4,229,959
Qube Holdings Ltd.	563,695	1,173,082
Ramsay Health Care Ltd.	52,781	2,921,239
REA Group Ltd.	21,658	1,291,642
Regis Resources Ltd.	243,876	813,612
Rio Tinto Ltd.	154,877	9,637,886
Sandfire Resources NL	130,718	761,054
Santos Ltd.[b]	679,597	2,806,549
Scentre Group	1,828,829	6,145,712
Seek Ltd.	122,334	1,936,622
Seven West Media Ltd.	592,487	271,068
Shopping Centres Australasia Property Group	549,758	1,001,625
Sigma Healthcare Ltd.	751,712	544,785
Sims Metal Management Ltd.	75,075	1,001,852
Sirtex Medical Ltd.	32,604	724,710
Sonic Healthcare Ltd.	132,937	2,567,351
South32 Ltd.	1,888,746	5,842,354
Southern Cross Media Group Ltd.	597,515	568,509
Spark Infrastructure Group	667,651	1,248,856

Security	Shares	Value
St. Barbara Ltd.	243,644	$745,759
Star Entertainment Grp Ltd. (The)	289,733	1,421,745
Stockland	815,998	2,788,384
Suncorp Group Ltd.	430,898	4,766,243
Super Retail Group Ltd.	79,264	562,252
Sydney Airport	391,097	2,156,664
Syrah Resources Ltd.[a,b]	117,838	376,906
Tabcorp Holdings Ltd.	680,625	2,849,374
Telstra Corp. Ltd.	1,430,328	4,250,624
TPG Telecom Ltd.[a]	158,749	818,844
Transurban Group	791,192	7,700,826
Treasury Wine Estates Ltd.	271,350	3,761,704
Vicinity Centres	1,122,058	2,444,098
Virtus Health Ltd.	166,339	705,791
Vocus Group Ltd.	240,225	581,621
Wesfarmers Ltd.	383,633	13,609,438
Western Areas Ltd.[a]	223,138	596,264
Westfield Corp.	671,981	4,973,409
Westpac Banking Corp.	1,174,329	29,440,265
Whitehaven Coal Ltd.	214,350	857,435
Woodside Petroleum Ltd.	292,705	7,850,032
Woolworths Group Ltd.	443,506	9,678,527
WorleyParsons Ltd.[b]	90,595	1,065,911

		440,070,644
AUSTRIA — 0.26%
ANDRITZ AG	24,721	1,488,072
BUWOG AG	44,060	1,586,256
CA Immobilien Anlagen AG	29,891	921,237
Erste Group Bank AG	109,668	5,537,166
IMMOFINANZ AG	221,005	567,704
Lenzing AG	6,034	769,726
Oesterreichische Post AG	14,507	692,884
OMV AG	53,126	3,432,185
Raiffeisen Bank International AGb	53,938	2,326,904
S IMMO AG	42,323	794,022
Schoeller-Bleckmann Oilfield Equipment AGa,b	5,934	647,564
Semperit AG Holding	15,256	380,103
Telekom Austria AG	73,536	713,623
UNIQA Insurance Group AG	61,031	753,832
Voestalpine AG	37,997	2,474,662
Wienerberger AG	45,997	1,258,325

		24,344,265

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
BELGIUM — 0.85%
Ablynx NVa,b	32,821	$1,792,476
Ackermans & van Haaren NV	8,506	1,590,513
Ageas	63,799	3,380,978
AGFA-Gevaert NVb	116,780	588,607
Anheuser-Busch InBev SA/NV	261,181	29,653,889
Barco NV	9,929	1,229,484
Befimmo SA	17,522	1,187,445
Bekaert SA	14,423	658,687
bpost SA	32,849	1,095,882
Cie. d’Entreprises CFE	3,780	548,120
Cofinimmo SA	7,801	1,053,442
Colruyt SA	20,142	1,118,346
D’ieteren SA/NV	9,893	463,144
Elia System Operator SA/NV	13,444	829,020
Euronav NVa	71,687	612,180
EVS Broadcast Equipment SA	22,724	854,915
Galapagos NVa,b	17,958	2,151,661
Gimv NV	19,869	1,274,719
Groupe Bruxelles Lambert SA	20,109	2,376,819
Ion Beam Applications[a]	16,105	495,150
KBC Group NV	86,456	8,336,181
Kinepolis Group NV	15,836	1,173,798
Nyrstar NVa,b	62,371	508,150
Ontex Group NV	33,691	999,739
Orange Belgium SA	33,235	704,671
Proximus SADP	45,240	1,530,676
Solvay SA	22,702	3,296,154
Telenet Group Holding NVa,b	17,507	1,351,089
Tessenderlo Group SAa,b	15,893	764,230
UCB SA	45,308	3,962,261
Umicore SA	65,070	3,433,743
Warehouses De Pauw CVA	10,667	1,324,855

		80,341,024
BRAZIL — 1.14%
Aliansce Shopping Centers SAb	101,000	581,070
Ambev SA	1,625,400	11,265,581
B3 SA – Brasil Bolsa Balcao	725,339	5,973,205
Banco Bradesco SA	323,783	4,021,025
Banco do Brasil SA	304,700	3,817,710
Banco Santander Brasil SA Units	155,700	1,762,039
BB Seguridade Participacoes SA	264,700	2,600,236
BR Malls Participacoes SA	350,108	1,420,574

Security	Shares	Value
BRF SAb	157,200	$1,754,691
CCR SA	466,300	2,307,242
Centrais Eletricas Brasileiras SAb	79,700	511,628
Cia. de Saneamento Basico do Estado de Sao Paulo	120,100	1,379,636
Cia. Energetica de Minas Gerais[b]	40,354	95,184
Cia. Hering	73,500	518,709
Cia. Siderurgica Nacional SAb	231,000	801,620
Cielo SA	428,372	3,635,877
Cosan SA Industria e Comercio	65,500	902,578
Cyrela Brazil Realty SA Empreendimentos e Participacoes	148,400	701,947
Duratex SA	166,419	535,996
EDP — Energias do Brasil SA	168,100	727,719
Embraer SA	240,600	1,520,962
Engie Brasil Energia SA	60,000	680,908
Equatorial Energia SA	75,828	1,676,048
Estacio Participacoes SA	108,200	1,197,496
Even Construtora e Incorporadora SAb	337,800	666,651
Fibria Celulose SA	88,700	1,537,080
Fleury SA	90,000	852,555
Hypermarcas SA	120,200	1,379,267
Iochpe Maxion SA	64,345	483,560
JBS SA	308,800	979,946
JSL SAb	114,500	292,130
Klabin SA Units	227,700	1,280,518
Kroton Educacional SA	518,308	2,659,501
Light SAb	46,700	244,784
Localiza Rent A Car SA	208,798	1,699,683
Lojas Renner SA	386,940	4,625,759
M. Dias Branco SA	41,100	743,238
MRV Engenharia e Participacoes SA	127,800	611,367
Multiplan Empreendimentos Imobiliarios SA	37,394	856,522
Multiplus SA	35,900	399,021
Natura Cosmeticos SA	76,800	846,826
Odontoprev SA	109,900	577,097
Petroleo Brasileiro SAb	1,022,100	6,874,352
Porto Seguro SA	49,800	694,727
Qualicorp SA	107,900	1,042,221

SCHEDULES OF INVESTMENTS	93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Raia Drogasil SA	84,200	$2,244,748
Rumo SAb	409,500	1,845,171
Sao Martinho SA	84,000	499,976
Sul America SA	89,452	573,383
Suzano Papel e Celulose SA	165,300	1,078,356
TIM Participacoes SA	324,100	1,381,566
TOTVS SA	55,300	567,502
Ultrapar Participacoes SA	124,800	3,213,247
Vale SA	1,131,119	14,804,428
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,990	489,492
WEG SA	209,260	1,566,006

		108,000,361
CANADA — 6.30%
Advantage Oil & Gas Ltd.[a,b]	96,657	311,200
Aecon Group Inc.	37,695	611,735
AGF Management Ltd. Class B	128,412	793,384
Agnico Eagle Mines Ltd.	82,439	3,910,116
Alacer Gold Corp.[b]	213,968	373,225
Alamos Gold Inc. Class Aa	126,136	757,731
Alaris Royalty Corp.	31,865	493,747
Algonquin Power & Utilities Corp.	182,167	1,983,740
Alimentation Couche-Tard Inc. Class B	148,329	7,780,064
Allied Properties REIT	24,979	841,897
AltaGas Ltd.	59,572	1,338,713
Aphria Inc.[a,b]	56,240	810,010
ARC Resources Ltd.	119,347	1,316,188
Atco Ltd./Canada Class I	33,626	1,219,126
ATS Automation Tooling Systems Inc.[b]	46,002	623,934
Aurora Cannabis Inc.[a,b]	122,398	1,167,263
AutoCanada Inc.	23,975	449,464
Avigilon Corp.[b]	34,708	646,434
B2Gold Corp.[a,b]	345,569	1,047,819
Badger Daylighting Ltd.[a]	21,930	451,881
Ballard Power Systems Inc.[a,b]	62,099	230,812
Bank of Montreal	216,679	17,896,306
Bank of Nova Scotia (The)	406,285	27,062,485
Barrick Gold Corp.	410,824	5,923,688
BCE Inc.	47,697	2,236,240
Birchcliff Energy Ltd.	83,864	233,098

Security	Shares	Value
Bird Construction Inc.	80,719	$614,513
BlackBerry Ltd.[b]	175,597	2,232,802
Boardwalk REIT[a]	10,683	387,491
Bombardier Inc. Class Bb	673,742	1,911,091
Bonterra Energy Corp.	46,868	527,950
Brookfield Asset Management Inc. Class A	304,270	12,767,510
CAE Inc.	93,933	1,738,011
Cameco Corp.	140,629	1,297,567
Canada Goose Holdings Inc.[a,b]	15,777	569,173
Canadian Apartment Properties REIT	30,863	909,652
Canadian Imperial Bank of Commerce	147,639	14,664,620
Canadian National Railway Co.	260,159	20,904,328
Canadian Natural Resources Ltd.	383,399	13,122,162
Canadian Pacific Railway Ltd.	50,033	9,287,619
Canadian REIT	18,971	688,421
Canadian Tire Corp. Ltd. Class A	22,331	3,123,992
Canadian Utilities Ltd. Class A	47,234	1,401,793
Canadian Western Bank[a]	29,551	932,163
Canfor Corp.[b]	31,044	730,015
Canopy Growth Corp.[a,b]	63,276	1,599,887
Capital Power Corp.	38,974	740,819
CCL Industries Inc. Class B	53,921	2,585,624
Celestica Inc.[a,b]	48,693	493,340
Cenovus Energy Inc.	365,282	3,492,487
Centerra Gold Inc.[b]	78,703	407,355
CES Energy Solutions Corp.	94,284	457,260
CGI Group Inc. Class Ab	72,126	4,138,787
CI Financial Corp.	88,901	2,145,624
Cineplex Inc.	27,311	699,443
Cogeco Communications Inc.	7,816	485,454
Colliers International Group Inc.	15,178	921,678
Constellation Software Inc./Canada	7,296	4,728,469
Corus Entertainment Inc. Class B	42,266	290,765
Cott Corp.	57,764	966,147
Crescent Point Energy Corp.	187,806	1,484,874
Crew Energy Inc.[b]	154,960	284,191
Descartes Systems Group Inc. (The)[b]	38,716	1,098,192

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Detour Gold Corp.[b]	72,051	$771,692
Dollarama Inc.	38,827	5,322,513
Dorel Industries Inc. Class B	18,727	470,751
Dream Unlimited Corp. Class Ab	100,175	637,704
ECN Capital Corp.[a]	144,771	440,148
Eldorado Gold Corp.[a]	258,924	335,566
Element Fleet Management Corp.	144,595	978,228
Empire Co. Ltd. Class A	64,021	1,241,961
Enbridge Inc.	575,034	21,105,906
Enbridge Income Fund Holdings Inc.	77,826	1,775,563
Encana Corp.	342,233	4,242,869
EnerCare Inc.	59,324	958,391
Enerflex Ltd.	41,271	492,150
Enerplus Corp.	92,165	1,049,472
Extendicare Inc.	82,407	585,047
Fairfax Financial Holdings Ltd.	9,955	5,249,937
Finning International Inc.	59,527	1,643,379
First Capital Realty Inc.	56,908	954,149
First Majestic Silver Corp.[a,b]	70,187	430,213
First Quantum Minerals Ltd.	247,733	3,703,324
FirstService Corp.	16,350	1,091,732
Fortis Inc./Canada	149,204	5,285,410
Fortuna Silver Mines Inc.[b]	98,361	474,628
Franco-Nevada Corp.	65,754	5,040,684
Freehold Royalties Ltd.	45,321	496,486
Genworth MI Canada Inc.[a]	15,014	516,927
George Weston Ltd.	17,275	1,516,781
Gibson Energy Inc.	55,783	807,520
Gildan Activewear Inc.	86,041	2,933,606
Goldcorp Inc.	289,392	4,153,884
Great Canadian Gaming Corp.[b]	19,748	589,132
Great-West Lifeco Inc.	102,669	2,910,566
H&R REIT	47,104	807,047
Home Capital Group Inc.[a]	25,788	359,437
HudBay Minerals Inc.	100,758	865,623
Hudson’s Bay Co.[a]	32,215	280,176
Husky Energy Inc.[b]	115,707	1,700,450
Hydro One Ltd.[c]	101,501	1,837,500
IAMGOLD Corp.[b]	166,063	979,986
IGM Financial Inc.	28,118	1,006,825
Imperial Oil Ltd.	102,752	3,238,717
Industrial Alliance Insurance & Financial Services Inc.	40,405	1,939,480

Security	Shares	Value
Innergex Renewable Energy Inc.	71,990	$808,006
Intact Financial Corp.	46,502	3,908,996
Inter Pipeline Ltd.	134,220	2,579,702
Interfor Corp.[b]	32,805	623,291
Ivanhoe Mines Ltd. Class Ab	231,600	664,492
Jean Coutu Group PJC Inc. (The) Class A	31,142	615,301
Keyera Corp.	67,867	1,914,559
Killam Apartment REIT	103,011	1,136,870
Kinaxis Inc.[b]	11,491	775,808
Kinross Gold Corp.[b]	426,402	1,855,962
Kirkland Lake Gold Ltd.	94,810	1,432,757
Labrador Iron Ore Royalty Corp.	35,761	772,439
Laurentian Bank of Canada	10,549	457,437
Linamar Corp.	19,634	1,162,340
Lithium Americas Corp.[a,b]	27,354	185,950
Loblaw Companies Ltd.	73,325	3,982,267
Lucara Diamond Corp.	154,210	320,525
Lundin Mining Corp.	241,539	1,750,240
Magna International Inc.	124,874	7,151,361
Major Drilling Group International Inc.[b]	61,694	322,839
Manulife Financial Corp.	683,516	14,541,116
Maple Leaf Foods Inc.	36,531	1,037,703
Martinrea International Inc.	55,811	654,620
Maxar Technologies Ltd.[a]	21,021	1,329,951
Medical Facilities Corp.	58,393	732,025
Methanex Corp.	31,809	2,013,001
Metro Inc.	80,388	2,696,964
Morguard REIT	50,647	558,960
Morneau Shepell Inc.	63,259	1,182,320
Mullen Group Ltd.	43,240	530,081
National Bank of Canada	117,197	6,098,428
New Flyer Industries Inc.	23,089	1,092,862
New Gold Inc.[a,b]	196,822	596,795
NexGen Energy Ltd.[b]	122,228	280,950
Norbord Inc.	19,565	749,206
North West Co. Inc. (The)	33,810	803,051
Northland Power Inc.	57,648	1,075,100
Northview Apartment Real Estate Investment Trust	35,316	715,042
NOVAGOLD Resources Inc.[a,b]	108,490	402,355
Nutrien Ltd.[b]	228,890	12,005,601
NuVista Energy Ltd.[b]	86,587	614,017

SCHEDULES OF INVESTMENTS	95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
OceanaGold Corp.[a]	225,060	$621,880
Onex Corp.	29,072	2,182,918
Open Text Corp.	92,604	3,179,264
Osisko Gold Royalties Ltd.[a]	67,924	765,138
Painted Pony Energy Ltd.[a,b]	111,020	211,751
Pan American Silver Corp.	63,162	1,039,958
Paramount Resources Ltd. Class Aa,b	32,243	473,060
Parex Resources Inc.[b]	67,797	1,015,145
Parkland Fuel Corp.	53,580	1,259,961
Pason Systems Inc.	34,186	512,156
Pembina Pipeline Corp.	177,095	6,052,568
Pengrowth Energy Corp.[a,b]	316,524	250,257
Peyto Exploration & Development Corp.	64,620	590,974
Poseidon Concepts Corp.[b]	293	—
Power Corp. of Canada	116,108	2,970,722
Power Financial Corp.	82,652	2,285,840
PrairieSky Royalty Ltd.	88,124	2,187,926
Precision Drilling Corp.[a,b]	97,296	353,703
Premier Gold Mines Ltd.[b]	275,008	777,828
Premium Brands Holdings Corp.	12,732	1,110,424
Pretium Resources Inc.[a,b]	77,082	537,818
ProMetic Life Sciences Inc.[a,b]	288,821	409,625
Quebecor Inc. Class B	65,353	1,278,455
Raging River Exploration Inc.[b]	111,661	678,057
Restaurant Brands International Inc.	80,539	4,877,571
RioCan REIT	45,697	897,290
Ritchie Bros Auctioneers Inc.	39,751	1,296,359
Rogers Communications Inc. Class B	123,373	6,036,664
Royal Bank of Canada	498,523	42,796,138
Russel Metals Inc.	30,626	780,347
Saputo Inc.	76,548	2,641,135
Secure Energy Services Inc.	59,570	432,142
SEMAFO Inc.[b]	225,012	667,599
Seven Generations Energy Ltd. Class Ab	99,382	1,389,250
Shaw Communications Inc. Class B	138,109	3,022,559
ShawCor Ltd.	35,513	803,555
Shopify Inc. Class Aa,b	29,356	3,757,645
Sierra Wireless Inc.[a,b]	17,946	347,701

Security	Shares	Value
SmartCentres Real Estate Investment Trust	28,596	$705,081
SNC-Lavalin Group Inc.	62,290	2,762,521
Spin Master Corp.[b,c]	12,301	531,705
SSR Mining Inc.[b]	63,770	552,533
Stantec Inc.	43,314	1,263,215
Stars Group Inc. (The)[b]	50,005	1,273,714
Stella-Jones Inc.[a]	21,124	891,724
Sun Life Financial Inc.	216,232	9,406,449
Suncor Energy Inc.	576,363	20,933,884
Superior Plus Corp.	72,210	704,531
Surge Energy Inc.	283,437	445,885
Tahoe Resources Inc.[a]	114,415	506,397
Teck Resources Ltd. Class B	201,782	5,874,926
TELUS Corp.	48,795	1,841,869
TFI International Inc.	40,654	1,053,753
Thomson Reuters Corp.	90,261	3,916,202
TMX Group Ltd.	17,046	1,074,988
TORC Oil & Gas Ltd.	88,013	487,825
Torex Gold Resources Inc.[b]	37,080	383,539
Toromont Industries Ltd.	32,317	1,414,799
Toronto-Dominion Bank (The)	634,618	38,702,465
Total Energy Services Inc.	79,412	886,779
Tourmaline Oil Corp.[b]	82,689	1,339,227
TransAlta Corp.	101,737	563,893
TransCanada Corp.	301,028	13,895,110
Transcontinental Inc. Class A	30,098	610,129
Turquoise Hill Resources Ltd.[b]	346,748	1,059,873
Valeant Pharmaceuticals International Inc.[b]	117,069	2,173,723
Valener Inc.	75,769	1,381,548
Vermilion Energy Inc.	42,919	1,626,714
Wajax Corp.	24,330	440,849
West Fraser Timber Co. Ltd.	26,178	1,836,311
Westshore Terminals Investment Corp.	32,890	674,770
Wheaton Precious Metals Corp.	157,530	3,411,641
Whitecap Resources Inc.	137,181	1,005,222
WSP Global Inc.	37,358	1,813,622
Yamana Gold Inc.	336,532	1,165,799

		597,799,017
CHILE — 0.28%
AES Gener SA	1,299,106	420,880
Aguas Andinas SA Series A	953,865	644,129
Banco de Chile	9,744,005	1,673,559

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Banco de Credito e Inversiones	14,523	$1,112,016
Banco Santander Chile	24,026,633	2,049,931
Cencosud SA	496,297	1,554,801
Cia. Cervecerias Unidas SA	46,532	684,904
Colbun SA	3,433,985	854,448
Empresa Nacional de Telecomunicaciones SA	45,019	540,853
Empresas CMPC SA	374,230	1,486,698
Empresas COPEC SA	160,415	2,793,597
Enel Americas SA	11,005,762	2,582,849
Enel Chile SA	7,500,532	948,866
Enel Generacion Chile SA	1,310,089	1,252,741
Engie Energia Chile SA	258,507	574,374
Inversiones Aguas Metropolitanas SA	274,414	535,768
Itau CorpBanca	44,195,180	451,469
LATAM Airlines Group SA	107,423	1,853,060
Parque Arauco SA	290,808	960,241
SACI Falabella	235,787	2,480,577
SONDA SA	304,839	634,317
Vina Concha y Toro SA	262,446	586,706

		26,676,784
CHINA — 7.33%
21Vianet Group Inc. ADR[b]	61,658	561,704
3SBio Inc.[a,b,c]	514,500	1,048,543
51job Inc. ADR[b]	21,208	1,486,469
58.com Inc. ADR[b]	33,836	2,702,820
AAC Technologies Holdings Inc.	262,000	4,381,489
Agile Group Holdings Ltd.	654,250	1,174,420
Agricultural Bank of China Ltd. Class H	8,988,000	5,515,908
Air China Ltd. Class H	784,000	1,146,713
Ajisen (China) Holdings Ltd.	1,105,000	534,031
Alibaba Group Holding Ltd. ADR[a,b]	404,483	82,631,832
Alibaba Health Information Technology Ltd.[a,b]	1,500,000	784,381
Alibaba Pictures Group Ltd.[b]	6,030,000	840,343
Aluminum Corp. of China Ltd. Class Ha,b	1,580,000	1,070,645
Anhui Conch Cement Co. Ltd. Class H	452,000	2,490,740
ANTA Sports Products Ltd.	412,000	1,985,872
Anxin-China Holdings Ltd.[b,d]	1,004,000	19,255
Autohome Inc. ADR	20,934	1,743,384

Security	Shares	Value
AVIC International Holding HK Ltd.[a,b]	10,118,000	$685,620
AviChina Industry & Technology Co. Ltd. Class H	1,147,000	614,455
Baidu Inc. ADR[b]	96,522	23,833,212
Bank of China Ltd. Class H	27,460,000	16,536,141
Bank of Communications Co. Ltd. Class H	2,829,000	2,452,310
Baozun Inc. ADR[a,b]	12,441	484,577
Beijing Capital International Airport Co. Ltd. Class H	610,000	924,969
Beijing Enterprises Holdings Ltd.	172,000	1,056,658
Beijing Enterprises Water Group Ltd.	2,012,000	1,448,269
Bitauto Holdings Ltd. ADR[a,b]	10,274	357,432
Bosideng International Holdings Ltd.	6,550,000	602,957
Brilliance China Automotive Holdings Ltd.	1,088,000	2,782,093
BYD Co. Ltd. Class Ha	230,500	2,170,483
BYD Electronic International Co. Ltd.[a]	306,500	755,527
CGN Power Co. Ltd. Class Hc	4,818,000	1,361,356
China Agri-Industries Holdings Ltd.	1,026,100	477,533
China BlueChemical Ltd. Class H	976,000	351,894
China Cinda Asset Management Co. Ltd. Class H	3,223,000	1,363,958
China CITIC Bank Corp. Ltd. Class H	3,058,000	2,517,886
China Communications Construction Co. Ltd. Class H	1,568,000	1,872,430
China Communications Services Corp. Ltd. Class H	990,000	629,078
China Conch Venture Holdings Ltd.	639,500	1,790,595
China Construction Bank Corp. Class H	29,260,000	33,743,769
China Everbright Bank Co. Ltd. Class H	721,000	408,368
China Everbright International Ltd.	964,000	1,474,080
China Everbright Ltd.	512,000	1,263,397

SCHEDULES OF INVESTMENTS	97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
China Evergrande Group[a,b]	1,507,000	$4,980,656
China Galaxy Securities Co. Ltd. Class H	1,200,000	980,381
China Gas Holdings Ltd.	659,600	1,931,207
China Huarong Asset Management Co. Ltd. Class Hc	3,781,000	1,909,486
China Huishan Dairy Holdings Co. Ltd.[a,b,d]	308,505	—
China Innovationpay Group Ltd.[a,b]	6,100,000	304,164
China Jinmao Holdings Group Ltd.	1,934,000	1,261,071
China Life Insurance Co. Ltd. Class H	2,581,000	8,728,235
China Longyuan Power Group Corp. Ltd. Class H	1,109,000	811,036
China Lumena New Materials Corp.[a,b,d]	152,000	—
China Medical System Holdings Ltd.	566,000	1,214,286
China Mengniu Dairy Co. Ltd.	986,000	3,220,924
China Merchants Bank Co. Ltd. Class H	1,377,177	6,752,551
China Merchants Port Holdings Co. Ltd.	478,000	1,265,060
China Metal Recycling Holdings Ltd.[b,d]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	1,853,000	2,120,368
China Mobile Ltd.	2,127,000	22,462,612
China Molybdenum Co. Ltd. Class H	1,587,000	1,221,479
China National Building Material Co. Ltd. Class H	1,054,000	1,126,574
China NT Pharma Group Co.Ltd.[a]	881,500	200,611
China Oil and Gas Group Ltd.	8,632,000	871,869
China Oilfield Services Ltd. Class H	618,000	737,196
China Overseas Land & Investment Ltd.	1,340,000	5,191,109
China Pacific Insurance Group Co. Ltd. Class H	934,200	4,741,799
China Petroleum & Chemical Corp. Class H	8,716,200	7,533,323

Security	Shares	Value
China Power International Development Ltd.	2,089,000	$571,564
China Railway Construction Corp. Ltd. Class H	726,500	883,342
China Railway Group Ltd. Class H	1,350,000	1,037,340
China Resources Beer Holdings Co. Ltd.	592,000	2,236,619
China Resources Gas Group Ltd.	322,000	1,060,098
China Resources Land Ltd.	976,666	3,895,950
China Resources Pharmaceutical Group Ltd.[c]	669,500	881,659
China Resources Power Holdings Co. Ltd.	696,000	1,284,959
China Shenhua Energy Co. Ltd. Class H	1,210,500	3,768,569
China Shineway Pharmaceutical Group Ltd.	562,000	692,670
China Southern Airlines Co. Ltd. Class H	820,000	1,069,367
China State Construction International Holdings Ltd.	758,000	1,097,055
China Taiping Insurance Holdings Co. Ltd.	629,768	2,721,510
China Telecom Corp. Ltd. Class H	4,552,000	2,252,298
China Traditional Chinese Medicine Holdings Co. Ltd.	1,018,000	672,901
China Travel International Investment Hong Kong Ltd.	1,788,000	660,660
China Unicom Hong Kong Ltd.[b]	2,186,000	3,275,597
China Vanke Co. Ltd. Class H	440,400	2,156,546
China ZhengTong Auto Services Holdings Ltd.	703,000	715,453
Chong Sing Holdings FinTech Group Ltd.[b]	8,152,000	1,042,262
Chongqing Rural Commercial Bank Co. Ltd. Class H	861,000	780,481
CIFI Holdings Group Co. Ltd.	1,500,000	1,296,435
CITIC Ltd.	2,036,000	3,212,223
CITIC Resources Holdings Ltd.[a]	2,968,000	326,344
CITIC Securities Co. Ltd. Class H	784,500	2,086,263
CNOOC Ltd.	6,235,000	9,709,491

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Coolpad Group Ltd.[b,d]	2,144,000	$16,447
COSCO SHIPPING Ports Ltd.	626,000	655,497
Country Garden Holdings Co. Ltd.	1,945,866	4,184,578
CRRC Corp. Ltd. Class H	1,565,000	1,550,703
CSPC Pharmaceutical Group Ltd.	1,746,000	3,875,312
Ctrip.com International Ltd. ADR[a,b]	140,816	6,587,372
Dah Chong Hong Holdings Ltd.	817,000	412,603
Digital China Holdings Ltd.[a,b]	610,000	364,216
Dongfeng Motor Group Co. Ltd. Class H	1,002,000	1,309,276
ENN Energy Holdings Ltd.	276,000	2,131,369
Fang Holdings Ltd. ADR[b]	136,432	712,175
Far East Horizon Ltd.	809,000	871,944
FDG Electric Vehicles Ltd.[a,b]	15,095,000	636,883
Fosun International Ltd.	946,000	2,235,146
Fullshare Holdings Ltd.[a]	2,055,000	969,507
Fuyao Glass Industry Group Co. Ltd. Class Hc	209,600	888,357
GCL New Energy Holdings Ltd.[a,b]	4,736,000	345,143
GCL-Poly Energy Holdings Ltd.[b]	6,261,000	1,080,663
Geely Automobile Holdings Ltd.	1,757,000	5,627,198
GF Securities Co. Ltd. Class H	463,000	1,034,749
Golden Eagle Retail Group Ltd.	388,000	493,591
GOME Retail Holdings Ltd.[a]	5,311,000	672,240
Great Wall Motor Co. Ltd. Class H	1,118,000	1,365,079
Guangdong Investment Ltd.	1,122,000	1,669,777
Guangzhou Automobile Group Co. Ltd. Class H	796,000	1,803,389
Guangzhou R&F Properties Co. Ltd. Class H	377,600	1,062,105
Haier Electronics Group Co. Ltd.	469,000	1,607,017
Haitian International Holdings Ltd.	301,000	940,932
Haitong Securities Co. Ltd. Class H	1,068,800	1,746,385
Hanergy Thin Film Power Group Ltd.[b,d]	4,386	—
Harbin Electric Co. Ltd. Class H	756,000	317,036
Health and Happiness H&H International Holdings Ltd.[a,b]	88,000	618,249

Security	Shares	Value
Hengan International Group Co. Ltd.	259,000	$2,483,555
HengTen Networks Group Ltd.[b]	10,704,000	492,676
Hopewell Highway Infrastructure Ltd.	1,184,275	726,786
Hopson Development Holdings Ltd.	422,000	443,503
Huaneng Power International Inc. Class H	1,514,000	977,530
Huaneng Renewables Corp. Ltd. Class H	2,078,000	719,992
Huatai Securities Co. Ltd. Class Hc	592,600	1,342,574
Hutchison China MediTech Ltd.[b]	9,339	687,931
IGG Inc.[a]	398,000	442,197
iKang Healthcare Group Inc. ADR[b]	39,792	641,049
Industrial & Commercial Bank of China Ltd. Class H	25,541,000	24,164,752
Inner Mongolia Yitai Coal Co. Ltd. Class B	499,700	795,522
JD.com Inc. ADR[b]	232,292	11,435,735
Jiangsu Expressway Co. Ltd. Class H	546,000	841,885
Jiangxi Copper Co. Ltd. Class H	522,000	883,632
JinkoSolar Holding Co. Ltd.[a,b]	16,578	368,363
Ju Teng International Holdings Ltd.	1,130,000	323,623
K Wah International Holdings Ltd.	874,000	629,119
Kingboard Chemical Holdings Ltd.	275,500	1,516,378
Kingboard Laminates Holdings Ltd.	496,500	874,744
Kingdee International Software Group Co. Ltd.[a,b]	1,270,000	826,484
Kingsoft Corp. Ltd.	302,000	1,032,865
KuangChi Science Ltd.[a,b]	1,804,000	521,264
Kunlun Energy Co. Ltd.	1,182,000	1,172,713
KWG Property Holding Ltd.	742,500	1,254,991
Lee & Man Paper Manufacturing Ltd.	627,000	739,114
Lenovo Group Ltd.[a]	2,662,000	1,534,961
Leyou Technologies Holdings Ltd.[b]	1,425,000	311,547

SCHEDULES OF INVESTMENTS	99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Li Ning Co. Ltd.[b]	887,000	$714,458
Longfor Properties Co. Ltd.	555,500	1,814,628
Lonking Holdings Ltd.	1,841,000	823,824
Luye Pharma Group Ltd.[a]	834,000	745,343
Meitu Inc.[b,c]	650,500	904,876
MMG Ltd.[b]	982,000	721,925
Momo Inc. ADR[b]	42,154	1,329,116
NetEase Inc. ADR	28,192	9,025,951
New China Life Insurance Co. Ltd. Class H	294,800	1,920,368
New Oriental Education & Technology Group Inc. ADR	49,521	4,560,389
New Provenance Everlasting Holdings Ltd.[a,b]	20,450,000	386,961
Nexteer Automotive Group Ltd.	380,000	814,274
Nine Dragons Paper Holdings Ltd.	644,000	1,002,873
Noah Holdings Ltd. ADR[b]	13,676	675,731
Panda Green Energy Group Ltd.[b]	3,666,000	431,214
Parkson Retail Group Ltd.	4,030,500	577,151
PAX Global Technology Ltd.[a]	852,000	413,939
People’s Insurance Co. Group of China Ltd. (The) Class H	2,292,000	1,309,890
PetroChina Co. Ltd. Class H	7,186,000	5,696,284
Phoenix Satellite Television Holdings Ltd.	2,880,000	397,676
PICC Property & Casualty Co. Ltd. Class H	1,603,680	3,329,787
Ping An Insurance Group Co. of China Ltd. Class H	1,840,000	21,795,959
Poly Property Group Co. Ltd.[b]	944,000	522,604
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	1,866,000	567,808
Semiconductor Manufacturing International Corp.[a,b]	1,071,800	1,553,959
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	848,000	627,751
Shanghai Electric Group Co. Ltd. Class Hb	1,260,000	512,284
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	198,500	1,153,472

Security	Shares	Value
Shanghai Industrial Holdings Ltd.	217,000	$635,343
Shanghai Lingyun Industries Development Co. Ltd. Class Bb	281,200	247,456
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	430,580	652,759
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	317,000	830,856
Shenzhen International Holdings Ltd.	457,000	926,685
Shenzhen Investment Ltd.	1,948,000	871,705
Shenzhou International Group Holdings Ltd.	280,000	2,890,768
Shimao Property Holdings Ltd.	439,000	1,310,582
Shougang Fushan Resources Group Ltd.	4,162,000	1,011,040
Shui On Land Ltd.	2,358,500	820,196
Sihuan Pharmaceutical Holdings Group Ltd.	1,685,000	646,300
SINA Corp./China[b]	21,811	2,557,340
Sino Biopharmaceutical Ltd.	1,642,000	3,027,270
Sino-Ocean Group Holding Ltd.	1,261,000	1,043,115
Sinofert Holdings Ltd.[a,b]	3,072,000	479,175
Sinopec Kantons Holdings Ltd.	730,000	465,732
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,457,000	892,294
Sinopharm Group Co. Ltd. Class H	397,200	1,754,567
Sinotrans Ltd. Class H	922,000	559,935
Skyworth Digital Holdings Ltd.	804,000	394,730
SOHO China Ltd.	1,189,500	707,180
Sohu.com Inc.[b]	15,674	603,606
Sun Art Retail Group Ltd.	957,000	1,299,419
Sunac China Holdings Ltd.[a]	860,000	4,128,774
Sunny Optical Technology Group Co. Ltd.	256,900	3,557,175
TAL Education Group Class A ADR	106,363	3,464,243
Tencent Holdings Ltd.	1,998,400	118,450,957
Tianneng Power International Ltd.	532,000	526,460
Tingyi Cayman Islands Holding Corp.	704,000	1,467,145

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Tong Ren Tang Technologies Co. Ltd. Class H	353,000	$566,862
Towngas China Co. Ltd.	740,000	620,652
TravelSky Technology Ltd. Class H	365,000	1,145,664
Tsingtao Brewery Co. Ltd. Class H	134,000	746,971
Vipshop Holdings Ltd. ADR[b]	151,305	2,501,072
Want Want China Holdings Ltd.	1,858,000	1,641,483
Weibo Corp. ADR[b]	17,641	2,285,744
Weichai Power Co. Ltd. Class H	765,000	956,562
West China Cement Ltd.[b]	1,876,000	323,802
Xinyi Solar Holdings Ltd.	1,799,600	828,307
Yanzhou Coal Mining Co. Ltd. Class H	690,000	1,203,306
Yirendai Ltd. ADR	8,176	330,474
Yuexiu Property Co. Ltd.	4,562,080	979,907
Yuexiu REIT	1,078,000	713,939
Yum China Holdings Inc.	138,418	6,421,211
YY Inc. ADR[b]	16,292	2,166,184
Zhejiang Expressway Co. Ltd. Class H	672,000	795,597
Zhongsheng Group Holdings Ltd.	247,500	622,116
Zhuzhou CRRC Times Electric Co. Ltd. Class H	205,900	1,139,874
Zijin Mining Group Co. Ltd. Class H	1,980,000	997,411
ZTE Corp. Class Hb	310,040	1,129,732

		695,671,844
COLOMBIA — 0.08%
Almacenes Exito SA	67,361	425,602
Bancolombia SA	73,562	845,342
Cementos Argos SA	150,177	599,667
Corp. Financiera Colombiana SA	70,911	673,552
Ecopetrol SA	1,993,994	1,874,276
Grupo Argos SA/Colombia	79,508	579,894
Grupo de Inversiones Suramericana SA	107,981	1,530,863
Interconexion Electrica SA ESP	162,601	821,651

		7,350,847
CZECH REPUBLIC — 0.04%
CEZ AS	80,907	2,079,523
Komercni Banka AS	36,112	1,664,127

		3,743,650

Security	Shares	Value
DENMARK — 1.23%
ALK-Abello A/Sa	3,299	$420,782
Ambu A/S Series B	72,092	1,553,052
AP Moller – Maersk A/S Class A	1,950	3,345,636
AP Moller – Maersk A/S Class B	1,636	2,930,133
Bang & Olufsen A/Sb	25,079	675,859
Bavarian Nordic A/Sb	15,761	609,947
Carlsberg A/S Class B	33,753	4,349,212
Chr Hansen Holding A/S	35,027	3,072,235
Coloplast A/S Class B	40,665	3,625,285
D/S Norden A/Sa,b	16,342	326,610
Danske Bank A/S	246,912	10,063,786
Dfds A/S	12,877	775,094
DSV A/S	66,363	5,476,375
FLSmidth & Co. A/Sa	14,006	828,516
Genmab A/Sb	21,309	3,916,387
GN Store Nord A/S	52,039	1,761,288
H Lundbeck A/S	24,327	1,244,406
ISS A/S	53,401	2,090,739
Jyske Bank A/S Registered	25,664	1,489,356
Nets A/Sb,c	48,863	1,349,536
Nilfisk Holding A/Sb	11,825	688,812
NKT A/Sb	12,042	526,895
Novo Nordisk A/S Class B	652,038	36,388,047
Novozymes A/S Class B	79,251	4,410,793
Orsted A/Sc	65,444	3,987,415
Pandora A/S	39,704	3,777,536
Rockwool International A/S Class B	3,188	893,293
Royal Unibrew A/S	24,892	1,517,470
SimCorp A/S	18,222	1,161,484
Solar A/S Class B	11,107	734,369
Sydbank A/S	30,236	1,239,969
TDC A/S	265,343	1,777,037
Topdanmark A/Sb	28,230	1,354,276
Tryg A/S	43,975	1,073,943
Vestas Wind Systems A/S	77,697	5,319,218
William Demant Holding A/Sb	47,733	1,513,279

		116,268,070
EGYPT — 0.03%
Commercial International Bank Egypt SAE	414,629	1,839,300
Egyptian Financial Group-Hermes Holding Co.	368,234	428,286

SCHEDULES OF INVESTMENTS	101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Global Telecom Holding SAE[b]	1,290,583	$496,940

		2,764,526
FINLAND — 0.70%
Amer Sports OYJ	45,925	1,300,408
Cargotec OYJ Class B	16,246	949,993
Caverion OYJ[a,b]	54,641	462,189
Elisa OYJ	49,736	2,122,703
Fortum OYJ	151,514	3,296,495
Huhtamaki OYJ	36,220	1,550,812
Kemira OYJ	41,213	585,289
Kesko OYJ Class B	22,525	1,317,442
Kone OYJ Class B	114,775	6,591,424
Konecranes OYJ	28,736	1,463,417
Metsa Board OYJ	88,886	811,096
Metso OYJ	42,097	1,476,252
Neste OYJ	45,445	3,152,219
Nokia OYJ	2,055,810	9,929,099
Nokian Renkaat OYJ	40,387	2,046,697
Orion OYJ Class B	37,744	1,518,733
Outokumpu OYJ	120,717	1,037,644
Outotec OYJ[a,b]	62,282	538,149
Ramirent OYJ	53,291	536,741
Sampo OYJ Class A	154,290	8,989,514
Stora Enso OYJ Class R	195,514	3,366,022
Tieto OYJ	27,154	947,159
UPM-Kymmene OYJ	186,084	6,291,438
Uponor OYJ	37,452	795,016
Valmet OYJ	53,316	1,200,181
Wartsila OYJ Abp	51,680	3,544,784
YIT OYJ[a]	73,169	603,415

		66,424,331
FRANCE — 6.63%
ABC Arbitrage	165,819	1,375,750
Accor SA	59,069	3,373,883
Aeroports de Paris	11,421	2,380,297
Air France-KLM[b]	68,185	1,062,618
Air Liquide SA	142,913	19,325,583
Airbus SE	202,681	23,355,320
ALD SAb,c	36,944	653,987
Alstom SA	50,672	2,231,457
Altamir Amboise SCA	12,438	243,266
Alten SA	13,226	1,344,466
Altran Technologies SA	65,519	1,223,489
Amundi SAc	22,758	2,154,660
APERAM SA	20,522	1,224,577

Security	Shares	Value
Arkema SA	22,844	$2,928,320
Assystem	17,749	665,536
Atos SE	32,882	5,202,271
AXA SA	655,642	21,640,223
BioMerieux	13,411	1,274,726
BNP Paribas SA	386,318	32,051,637
Boiron SA	3,195	280,602
Bollore SA	313,622	1,828,451
Bonduelle SCA	19,978	1,056,479
Bouygues SA	72,545	4,045,998
Bureau Veritas SA	86,473	2,543,358
Capgemini SE	53,555	7,135,294
Carrefour SA	193,491	4,646,075
Casino Guichard Perrachon SA	17,306	1,015,211
Cellectis SAa,b	21,683	701,221
Chargeurs SA	12,805	425,276
Cie. de Saint-Gobain	161,726	9,431,829
Cie. Generale des Etablissements Michelin Class B	56,824	9,117,562
Cie. Plastic Omnium SA	21,476	1,107,872
CNP Assurances	54,816	1,409,445
Coface SAb	60,587	682,306
Credit Agricole SA	388,536	7,344,987
Danone SA	201,388	17,426,068
Dassault Aviation SA	813	1,364,235
Dassault Systemes SE	43,452	5,027,627
DBV Technologies SAa,b	8,804	414,136
Derichebourg SA	38,178	384,287
Direct Energie	4,749	224,101
Edenred	74,383	2,410,156
Eiffage SA	23,600	2,871,176
Electricite de France SA	198,025	2,732,089
Elior Group SAc	48,834	1,129,097
Elis SA	55,016	1,542,065
Elis SA New	25,002	691,758
Engie SA	623,219	10,853,727
Eramet[b]	4,051	573,286
Essilor International Cie. Generale d’Optique SA	72,932	10,393,820
Etablissements Maurel et Prom[b]	48,932	227,979
Euler Hermes Group	8,458	1,285,460
Eurazeo SA	14,963	1,579,754
Eurofins Scientific SE	4,607	3,013,065
Euronext NVc	24,014	1,633,384

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Europcar Groupe SAc	36,652	$511,840
Eutelsat Communications SA	61,529	1,358,234
Faurecia	28,410	2,561,656
FIGEAC-AERO[a,b]	5,473	125,996
Fnac Darty SAb	8,694	1,015,906
Fonciere Des Regions	8,089	891,300
Gaztransport Et Technigaz SA	14,842	1,030,786
Gecina SA	14,791	2,896,551
Genfit[a,b]	17,454	601,855
Getlink SE Registered	159,911	2,251,064
Guerbet[a]	6,313	632,300
Hermes International	10,826	6,004,187
ICADE	9,447	1,027,399
ID Logistics Group[b]	1,116	188,797
Iliad SA	9,145	2,374,174
Imerys SA	10,848	1,166,250
Ingenico Group SA	21,060	2,405,796
Ipsen SA	15,315	2,154,936
IPSOS	20,135	771,559
Jacquet Metal Service	27,150	1,011,282
JCDecaux SA	24,922	1,082,284
Kering	26,716	13,572,183
Klepierre SA	72,117	3,305,206
Korian SA	21,870	706,724
L’Oreal SA	82,437	18,803,624
Lagardere SCA	42,323	1,324,424
Legrand SA	86,378	7,211,716
LISI	7,112	343,759
LNA Sante SA	3,164	217,180
LVMH Moet Hennessy Louis Vuitton SE	96,904	30,493,417
Maisons du Monde SAc	24,508	1,056,367
Marie Brizard Wine & Spirits SAa,b	46,411	711,143
Mercialys SA	41,653	950,611
Mersen SA	14,805	724,823
Metropole Television SA	39,478	1,078,020
MGI Coutier	10,317	455,618
Natixis SA	316,327	2,890,069
Naturex[a,b]	7,927	869,006
Neopost SA	17,174	513,468
Nexans SA	12,891	785,605
Nexity SA	18,634	1,125,846
Oeneo SA	14,680	193,117
Orange SA	659,996	11,958,758

Security	Shares	Value
Orpea	18,916	$2,370,600
Pernod Ricard SA	72,605	11,604,441
Peugeot SA	199,202	4,489,142
Publicis Groupe SA	69,660	4,831,853
Rallye SA	18,918	348,793
Remy Cointreau SA	8,003	1,056,793
Renault SA	63,310	6,985,379
Rexel SA	104,529	1,890,752
Rubis SCA	31,634	2,340,839
Safran SA	115,306	13,062,849
Sanofi	398,807	35,333,411
Sartorius Stedim Biotech	11,552	1,004,485
Schneider Electric SE	187,280	17,609,797
SCOR SE	55,601	2,497,002
SEB SA	8,051	1,668,915
SES SA	132,114	2,068,784
Societe BIC SA	10,217	1,174,779
Societe Generale SA	264,468	15,436,901
Sodexo SA	29,954	3,856,527
SOITEC[b]	9,114	749,349
Solocal Group[a,b]	229,283	285,058
Solutions 30 SEb	11,850	439,912
Sopra Steria Group	7,156	1,457,535
SPIE SA	46,647	1,163,373
STMicroelectronics NV	237,514	5,689,833
Suez	131,443	1,966,580
Technicolor SA Registered	180,435	676,579
Teleperformance	20,430	3,107,528
Television Francaise 1	35,294	531,128
Thales SA	36,721	4,133,536
TOTAL SA	823,095	47,818,174
Trigano SA	4,276	832,051
Ubisoft Entertainment SAb	31,492	2,704,597
Unibail-Rodamco SE	32,718	8,420,698
Valeo SA	82,541	6,529,418
Vallourec SAa,b	108,254	744,143
Veolia Environnement SA	166,181	4,200,437
Vicat SA	7,265	600,492
Vinci SA	171,354	18,571,396
Virbac SAb	2,090	321,807
Vivendi SA	351,063	10,334,271
Wendel SA	9,187	1,717,851
Worldline SA/France[b,c]	14,389	816,668
Zodiac Aerospace[a]	74,056	2,309,150

		629,369,744

SCHEDULES OF INVESTMENTS	103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
GERMANY — 6.04%
1&1 Drillisch AG	23,472	$1,959,097
Aareal Bank AGa	19,442	985,507
adidas AG	66,031	15,406,951
AIXTRON SEa,b	40,771	616,597
Allianz SE Registered	153,049	38,799,485
alstria office REIT AG	71,258	1,127,375
AURELIUS Equity Opportunities SE & Co KGaA[a]	11,838	871,559
Aurubis AG	14,395	1,516,020
Axel Springer SE	16,723	1,473,912
BASF SE	311,929	36,651,402
Bayer AG Registered	287,067	37,699,651
Bayerische Motoren Werke AG	113,722	13,029,319
BayWa AG	14,720	573,045
Bechtle AG	16,875	1,543,018
Beiersdorf AG	32,851	3,908,256
Bertrandt AGa	6,326	814,068
Bilfinger SE	14,162	665,821
Brenntag AG	54,019	3,514,103
Carl Zeiss Meditec AG Bearer	18,534	1,217,931
CECONOMY AG	65,195	940,895
comdirect bank AG	47,132	682,265
Commerzbank AGb	380,256	6,280,369
Continental AG	36,991	11,137,912
Covestro AGc	56,732	6,542,991
CTS Eventim AG & Co. KGaA	22,118	1,109,855
Daimler AG Registered	331,658	30,462,515
Deutsche Bank AG Registered	720,041	13,270,091
Deutsche Boerse AG	65,912	8,486,058
Deutsche Euroshop AG	21,189	834,648
Deutsche Lufthansa AG Registered	92,339	3,306,001
Deutsche Pfandbriefbank AGc	38,801	718,762
Deutsche Post AG Registered	338,113	16,035,252
Deutsche Telekom AG Registered	1,111,697	19,561,670
Deutsche Wohnen SE Bearer	133,006	6,031,199
Deutz AG	84,723	788,412
Dialog Semiconductor PLC[a,b]	31,843	971,480
Diebold Nixdorf AG	6,460	574,595
DMG Mori AG	16,937	1,007,490
Duerr AG	10,681	1,475,620
E.ON SE	767,904	8,092,021
ElringKlinger AGa	24,609	573,586

Security	Shares	Value
Evonik Industries AG	52,034	$2,061,320
Evotec AGa,b	52,788	965,696
Fraport AG Frankfurt Airport Services Worldwide	15,180	1,801,035
Freenet AGa	47,189	1,814,127
Fresenius Medical Care AG & Co. KGaA	72,855	8,440,601
Fresenius SE & Co. KGaA	143,214	12,574,259
GEA Group AG	62,534	3,118,407
Gerresheimer AG	13,165	1,152,941
Grand City Properties SA	53,383	1,301,442
GRENKE AGa	14,475	1,730,193
Hamborner REIT AG	101,154	1,260,126
Hamburger Hafen und Logistik AG	25,645	717,536
Hannover Rueck SE	19,606	2,689,103
Hapag-Lloyd AGa,b,c	15,768	656,469
HeidelbergCement AG	50,519	5,492,885
Heidelberger Druckmaschinen AGa,b	189,894	688,391
Henkel AG & Co. KGaA	38,492	4,833,504
HOCHTIEF AGa	7,390	1,339,487
HUGO BOSS AG	22,891	2,109,649
Indus Holding AG	14,568	1,159,663
Infineon Technologies AG	414,475	12,087,342
Innogy SEc	52,278	1,999,348
K+S AG Registered[a]	66,163	1,864,399
KION Group AG	28,010	2,579,325
Kloeckner & Co. SE	40,718	541,230
Krones AGa	6,312	883,821
KWS Saat SE	1,575	667,099
Lanxess AG	31,428	2,749,214
LEG Immobilien AG	24,652	2,789,104
Leoni AG	13,105	1,009,899
Linde AGb	62,530	15,314,506
MAN SE	10,531	1,256,800
Merck KGaA	43,573	4,777,821
METRO AGa,b	54,651	1,191,426
MorphoSys AGa,b	11,256	1,113,360
MTU Aero Engines AGa	18,834	3,385,634
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	51,391	12,135,059
Nemetschek SE	11,064	1,092,301

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Nordex SEa,b	31,851	$421,583
NORMA Group SE	17,339	1,369,444
Osram Licht AG	34,849	3,054,550
PATRIZIA Immobilien AGa,b	29,079	730,300
Pfeiffer Vacuum Technology AGa	4,580	910,604
ProSiebenSat.1 Media SE Registered	80,876	3,102,133
QIAGEN NVb	75,702	2,540,598
Rational AG	1,355	955,403
Rheinmetall AG	16,275	2,309,276
RHOEN-KLINIKUM AG	26,622	1,051,310
Rocket Internet SEa,b,c	22,327	649,732
RTL Group SAb	13,822	1,176,041
RWE AGb	181,443	3,643,647
S&T AG	18,357	506,760
Salzgitter AGa	16,328	988,554
SAP SE	335,764	37,992,204
Scout24 AGc	31,787	1,476,238
SGL Carbon SEa,b	36,324	566,991
Siemens AG Registered	262,918	40,011,091
Siltronic AGb	8,856	1,472,821
SLM Solutions Group AGa,b	5,426	300,795
Software AG	21,430	1,164,765
STADA Arzneimittel AG	12,979	1,413,459
Stroeer SE & Co. KGaA[a]	13,506	1,043,157
Suedzucker AG	31,067	593,685
Symrise AG	42,974	3,606,109
TAG Immobilien AG	73,992	1,464,670
Telefonica Deutschland Holding AG	264,545	1,341,297
thyssenkrupp AG	147,681	4,661,893
Uniper SE	84,160	2,519,362
United Internet AG Registered[e]	45,920	3,357,925
Volkswagen AG	11,561	2,570,779
Vonovia SE	177,466	8,779,021
Vossloh AGa,b	11,022	608,268
Wacker Chemie AGa	6,352	1,279,138
Wirecard AG	46,303	5,785,503
Zalando SEa,b,c	41,171	2,419,805
zooplus AGa,b	4,879	1,008,951

		573,449,188
GREECE — 0.10%
Alpha Bank AEb	513,926	1,255,478
Eurobank Ergasias SAb	712,671	799,029

Security	Shares	Value
FF Group[b]	14,946	$358,974
Hellenic Telecommunications Organization SA	83,892	1,322,032
JUMBO SA	43,844	869,529
Motor Oil Hellas Corinth Refineries SA	30,022	753,608
Mytilineos Holdings SAb	45,975	578,461
National Bank of Greece SAb	1,874,620	798,676
OPAP SA	88,254	1,187,379
Piraeus Bank SAa,b	109,193	493,779
Terna Energy SA	51,152	313,197
Titan Cement Co. SA	18,913	581,954

		9,312,096
HONG KONG — 2.31%
AIA Group Ltd.	4,220,200	36,151,021
ASM Pacific Technology Ltd.	103,700	1,415,998
Bank of East Asia Ltd. (The)[a]	411,200	1,779,609
BOC Hong Kong Holdings Ltd.	1,315,500	6,719,243
Brightoil Petroleum Holdings Ltd.[a,b,d]	1,325,000	228,698
Cafe de Coral Holdings Ltd.[a]	274,000	725,160
Champion REIT	770,000	571,978
China LNG Group Ltd.[a,b]	1,724,500	330,725
Chow Sang Sang Holdings International Ltd.	142,000	342,770
CK Asset Holdings Ltd.	927,388	8,851,238
CK Hutchison Holdings Ltd.	934,388	12,615,483
CK Infrastructure Holdings Ltd.	241,500	2,150,557
CLP Holdings Ltd.	521,500	5,324,048
Dah Sing Banking Group Ltd.	513,200	1,213,867
Dah Sing Financial Holdings Ltd.	95,200	642,663
Esprit Holdings Ltd.[a,b]	786,650	317,820
First Pacific Co. Ltd./Hong Kong	791,000	564,317
Freeman FinTech Corp. Ltd.[b]	6,700,000	856,619
Galaxy Entertainment Group Ltd.	843,000	7,469,190
Giordano International Ltd.	1,040,000	531,871
Great Eagle Holdings Ltd.	130,000	682,290
Guotai Junan International Holdings Ltd.[a]	2,335,000	850,833
Haitong International Securities Group Ltd.[a]	1,866,000	1,324,090
Hang Lung Group Ltd.	375,000	1,426,366
Hang Lung Properties Ltd.	702,000	1,857,891

SCHEDULES OF INVESTMENTS	105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Hang Seng Bank Ltd.	268,200	$6,384,857
Henderson Land Development Co. Ltd.	429,142	3,001,242
HK Electric Investments & HK Electric Investments Ltd.[a,c]	1,022,500	945,180
HKT Trust & HKT Ltd.	1,329,600	1,657,442
Hong Kong & China Gas Co. Ltd.	2,924,787	5,781,180
Hong Kong Exchanges & Clearing Ltd.	409,100	15,503,166
Hongkong Land Holdings Ltd.	458,000	3,297,600
Hopewell Holdings Ltd.	324,500	1,313,110
Hysan Development Co. Ltd.	244,000	1,363,277
I-CABLE Communications Ltd.[b]	174,353	4,860
Jardine Matheson Holdings Ltd.	75,100	4,767,348
Jardine Strategic Holdings Ltd.	78,200	3,112,360
Johnson Electric Holdings Ltd.	200,750	820,048
Kerry Logistics Network Ltd.	277,500	400,207
Kerry Properties Ltd.	254,000	1,214,557
Landing International Development Ltd.[b]	31,710,000	1,418,982
Li & Fung Ltd.	2,214,000	1,129,440
Link REIT	760,500	6,728,497
Luk Fook Holdings International Ltd.[a]	157,000	562,044
Man Wah Holdings Ltd.[a]	670,400	713,132
Melco International Development Ltd.	362,000	1,089,964
Melco Resorts & Entertainment Ltd. ADR	97,892	2,915,224
MGM China Holdings Ltd.	407,200	1,254,693
Minth Group Ltd.	294,000	1,661,431
MTR Corp. Ltd.	515,000	2,949,837
New World Development Co. Ltd.	2,069,666	3,350,015
NewOcean Energy Holdings Ltd.[b]	1,074,000	270,510
NWS Holdings Ltd.	647,000	1,260,672
PCCW Ltd.	1,858,000	1,071,359
Power Assets Holdings Ltd.	478,500	4,254,924
Sa Sa International Holdings Ltd.[a]	910,000	395,579
Sands China Ltd.	854,400	5,090,493
Shangri-La Asia Ltd.[a]	592,000	1,506,217
Shun Tak Holdings Ltd.	1,152,000	496,358

Security	Shares	Value
Sino Land Co. Ltd.	1,094,000	$2,016,951
SJM Holdings Ltd.	715,000	714,867
SmarTone Telecommunications Holdings Ltd.[a]	330,500	384,948
Sun Hung Kai Properties Ltd.	492,000	8,548,645
Swire Pacific Ltd. Class A	141,000	1,410,640
Swire Properties Ltd.	414,800	1,450,470
Techtronic Industries Co. Ltd.	504,000	3,357,229
Television Broadcasts Ltd.	108,600	387,389
Texwinca Holdings Ltd.[a]	784,000	429,015
Town Health International Medical Group Ltd.[a,d]	2,678,000	225,979
Value Partners Group Ltd.[a]	699,000	891,909
VTech Holdings Ltd.	72,200	998,797
WH Group Ltd.[c]	3,183,000	3,943,421
Wharf Holdings Ltd. (The)	432,000	1,770,209
Wharf Real Estate Investment Co. Ltd.[b]	439,000	3,033,702
Wheelock & Co. Ltd.	283,000	2,216,181
Wynn Macau Ltd.	611,200	2,156,777
Xinyi Glass Holdings Ltd.	720,000	1,095,449
Yue Yuen Industrial Holdings Ltd.	317,500	1,432,950

		219,095,678
HUNGARY — 0.08%
Magyar Telekom Telecommunications PLC	162,657	305,292
MOL Hungarian Oil & Gas PLC	147,023	1,804,594
OTP Bank PLC	89,018	4,146,546
Richter Gedeon Nyrt	43,294	1,117,959

		7,374,391
INDIA — 2.26%
Adani Ports & Special Economic Zone Ltd.	296,285	1,997,710
Adani Power Ltd.[b]	743,736	428,558
AIA Engineering Ltd.	24,492	591,412
Ambuja Cements Ltd.	324,204	1,334,459
Apollo Hospitals Enterprise Ltd.	43,607	797,221
Ashok Leyland Ltd.	590,974	1,171,658
Asian Paints Ltd.	118,955	2,110,205
Astral Polytechnik Ltd.	62,408	783,733
Aurobindo Pharma Ltd.	119,124	1,179,089
Avanti Feeds Ltd.	8,176	285,005
Axis Bank Ltd.	627,538	5,856,676
Bajaj Auto Ltd.	38,037	1,995,718

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Bajaj Finance Ltd.	74,291	$1,959,777
Bajaj Finserv Ltd.	18,808	1,423,040
Balkrishna Industries Ltd.	52,614	944,556
Bharat Forge Ltd.	100,531	1,133,436
Bharat Heavy Electricals Ltd.	356,147	561,066
Bharat Petroleum Corp. Ltd.	309,045	2,392,042
Bharti Airtel Ltd.	441,554	3,053,555
Bharti Infratel Ltd.	243,669	1,346,805
Bosch Ltd.	3,632	1,107,823
Cadila Healthcare Ltd.	106,216	711,071
Cipla Ltd./India	149,272	1,389,720
Coal India Ltd.	313,420	1,476,092
Container Corp. of India Ltd.	30,725	671,611
Crompton Greaves Consumer Electricals Ltd.	219,054	858,083
Dabur India Ltd.	236,756	1,323,671
DCB Bank Ltd.	230,872	629,597
Dewan Housing Finance Corp. Ltd.	69,520	636,355
Divi’s Laboratories Ltd.	37,119	606,591
Dr. Reddy’s Laboratories Ltd.	41,756	1,460,947
Edelweiss Financial Services Ltd.	196,509	867,246
Eicher Motors Ltd.	5,202	2,202,017
FDC Ltd./India	224,659	814,871
Federal Bank Ltd.	718,780	1,135,176
Finolex Cables Ltd.	84,180	972,844
GAIL India Ltd.	211,033	1,587,963
Gateway Distriparks Ltd.	133,478	480,891
Gillette India Ltd.	5,832	601,023
Glenmark Pharmaceuticals Ltd.	71,479	681,258
GMR Infrastructure Ltd.[b]	1,196,722	409,232
Godrej Consumer Products Ltd.	100,246	1,660,266
Grasim Industries Ltd.	136,144	2,483,090
Havells India Ltd.	122,647	1,007,247
HCL Technologies Ltd.	207,935	3,225,254
Hero Motocorp Ltd.	23,038	1,337,085
Hindalco Industries Ltd.	485,650	1,955,848
Hindustan Petroleum Corp. Ltd.	260,700	1,630,099
Hindustan Unilever Ltd.	241,463	5,198,551
Housing Development Finance Corp. Ltd.	530,780	16,325,530
ICICI Bank Ltd.	858,671	4,764,938
Idea Cellular Ltd.[b]	551,780	807,668
IDFC Bank Ltd.	730,268	652,151

Security	Shares	Value
IIFL Holdings Ltd.	52,936	$607,105
Indiabulls Housing Finance Ltd.	119,294	2,608,840
Indiabulls Real Estate Ltd.[b]	91,046	308,765
Indiabulls Ventures Ltd.	62,270	240,254
Indian Oil Corp. Ltd.	257,580	1,691,180
Info Edge India Ltd.	39,770	845,094
Infosys Ltd.	617,291	11,163,477
ITC Ltd.	1,236,735	5,277,203
Jammu & Kashmir Bank Ltd. (The)[b]	252,635	294,723
JSW Steel Ltd.	430,217	1,961,227
Jubilant Foodworks Ltd.	23,623	758,863
Karur Vysya Bank Ltd. (The)	339,699	592,302
Larsen & Toubro Ltd.	181,082	4,032,823
LIC Housing Finance Ltd.	139,119	1,170,084
Lupin Ltd.	86,526	1,202,246
Mahindra & Mahindra Financial Services Ltd.	145,375	1,059,392
Mahindra & Mahindra Ltd.	290,038	3,479,567
Marico Ltd.	199,418	970,067
Maruti Suzuki India Ltd.	40,775	6,096,465
MindTree Ltd.	68,830	833,270
Motherson Sumi Systems Ltd.	337,460	1,940,811
Motilal Oswal Financial Services Ltd.	20,888	422,235
Natco Pharma Ltd.	40,769	606,948
NCC Ltd./India	416,378	801,939
Nestle India Ltd.	10,470	1,229,519
NTPC Ltd.	674,424	1,805,250
Oil & Natural Gas Corp. Ltd.	494,666	1,582,293
Page Industries Ltd.	3,297	1,112,400
PC Jeweller Ltd.	51,762	394,987
Piramal Enterprises Ltd.	35,510	1,531,418
Power Finance Corp. Ltd.	321,361	590,138
Reliance Communications Ltd.[b]	989,287	458,063
Reliance Industries Ltd.	920,195	13,907,725
Reliance Infrastructure Ltd.	66,723	520,692
Rural Electrification Corp. Ltd.	310,729	759,678
Sadbhav Engineering Ltd.	122,057	782,001
Shree Cement Ltd.	4,387	1,186,786
Shriram Transport Finance Co. Ltd.	69,610	1,510,043
Siemens Ltd.	43,229	884,817
SRF Ltd.	18,910	530,237
State Bank of India	621,254	3,059,691

SCHEDULES OF INVESTMENTS	107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Strides Shasun Ltd.	35,550	$426,463
Sun Pharmaceuticals Industries Ltd.	382,827	3,490,382
Symphony Ltd.	19,051	544,898
Tata Consultancy Services Ltd.	161,374	7,896,584
Tata Global Beverages Ltd.	222,077	1,014,825
Tata Motors Ltd.[b]	595,432	3,739,954
Tata Motors Ltd. Class Ab	93,676	330,719
Tata Power Co. Ltd.	601,225	841,287
Tata Steel Ltd.	118,299	1,311,349
Tech Mahindra Ltd.	188,669	1,817,315
Titan Co. Ltd.	136,849	1,870,912
Ultratech Cement Ltd.	36,755	2,532,247
United Spirits Ltd.[b]	23,998	1,239,673
UPL Ltd.	142,343	1,683,062
Vakrangee Ltd.	187,752	1,076,706
Vedanta Ltd.	582,352	3,116,223
Wipro Ltd.	455,155	2,180,465
Yes Bank Ltd.	589,510	3,284,749
Zee Entertainment Enterprises Ltd.	245,898	2,295,299

		214,521,260
INDONESIA — 0.53%
Adaro Energy Tbk PT	6,145,900	1,124,656
Astra International Tbk PT	7,119,900	4,520,234
Bank Central Asia Tbk PT	3,928,000	6,667,200
Bank Danamon Indonesia Tbk PT	1,430,800	764,105
Bank Mandiri Persero Tbk PT	6,785,000	4,130,242
Bank Negara Indonesia Persero Tbk PT	2,884,100	2,024,912
Bank Rakyat Indonesia Persero Tbk PT	19,679,800	5,438,642
Bank Tabungan Negara Persero Tbk PT	2,668,693	729,538
Bumi Serpong Damai Tbk PT	4,612,100	626,958
Charoen Pokphand Indonesia Tbk PT	2,951,100	760,451
Ciputra Development Tbk PT	6,963,196	707,319
Gudang Garam Tbk PT	182,900	1,107,222
Hanjaya Mandala Sampoerna Tbk PT	3,394,800	1,242,448
Indocement Tunggal Prakarsa Tbk PT	724,200	1,179,188
Indofood CBP Sukses Makmur Tbk PT	1,027,800	669,795

Security	Shares	Value
Indofood Sukses Makmur Tbk PT	1,553,400	$899,193
Inti Agri Resources Tbk PTb	13,860,200	296,076
Japfa Comfeed Indonesia Tbk PT	2,804,700	305,849
Jasa Marga Persero Tbk PT	1,306,338	556,158
Kalbe Farma Tbk PT	8,250,600	1,026,048
Lippo Karawaci Tbk PT	9,002,600	369,827
Matahari Department Store Tbk PT	1,080,900	898,160
Media Nusantara Citra Tbk PT	3,020,100	344,001
Mitra Adiperkasa Tbk PT	734,500	400,482
Perusahaan Gas Negara Persero Tbk PT	4,296,600	837,594
Sawit Sumbermas Sarana Tbk PT	4,260,100	474,105
Semen Indonesia Persero Tbk PT	1,158,300	964,637
Summarecon Agung Tbk PT	5,608,500	469,173
Surya Citra Media Tbk PT	2,789,400	560,443
Telekomunikasi Indonesia Persero Tbk PT	17,719,000	5,280,562
Tower Bersama Infrastructure Tbk PT	1,294,800	594,766
Unilever Indonesia Tbk PT	514,300	2,089,698
United Tractors Tbk PT	707,400	2,055,336
XL Axiata Tbk PTb	1,702,000	380,101

		50,495,119
IRELAND — 0.37%
AIB Group PLC	280,593	1,962,717
Bank of Ireland Group PLC[b]	311,745	3,052,482
C&C Group PLC	165,027	619,831
CRH PLC	302,624	11,279,660
Glanbia PLC	65,506	1,123,689
Hibernia REIT PLC	710,149	1,355,312
Irish Continental Group PLC	102,809	736,427
Kerry Group PLC Class A	53,408	5,705,208
Kingspan Group PLC	52,671	2,440,875
Origin Enterprises PLC	66,244	499,267
Paddy Power Betfair PLC	27,426	3,191,100
Smurfit Kappa Group PLC	79,690	2,805,479

		34,772,047
ISRAEL — 0.42%
Azrieli Group Ltd.	21,070	1,151,093
Bank Hapoalim BM	389,560	2,924,470

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Bank Leumi Le-Israel BM	535,513	$3,302,495
Bezeq The Israeli Telecommunication Corp. Ltd.	915,014	1,514,693
Caesarstone Ltd.[b]	14,641	310,389
Check Point Software Technologies Ltd.[a,b]	46,102	4,767,408
CyberArk Software Ltd.[a,b]	16,151	699,015
Delek Group Ltd.	3,056	540,385
Elbit Systems Ltd.[a]	10,510	1,591,556
Frutarom Industries Ltd.	16,644	1,740,980
Gazit-Globe Ltd.	50,460	529,592
Israel Chemicals Ltd.	202,625	856,229
Israel Corp. Ltd. (The)[b]	1,897	367,596
Israel Discount Bank Ltd. Class Ab	474,802	1,425,757
Kenon Holdings Ltd./Singapore[b]	22,728	679,154
Mazor Robotics Ltd.[b]	18,835	609,772
Mizrahi Tefahot Bank Ltd.	72,764	1,421,737
Nice Ltd.	24,416	2,235,323
Oil Refineries Ltd.	1,379,553	655,774
Orbotech Ltd.[b]	21,559	1,148,232
Paz Oil Co. Ltd.	4,831	835,838
SodaStream International Ltd.[a,b]	9,577	753,039
Strauss Group Ltd.	34,662	784,192
Teva Pharmaceutical Industries Ltd. ADR[a]	322,780	6,587,940
Tower Semiconductor Ltd.[b]	44,187	1,547,164
Wix.com Ltd.[a,b]	17,534	1,070,451

		40,050,274
ITALY — 1.84%
A2A SpA	680,017	1,309,665
Anima Holding SpA[c]	117,772	991,057
Assicurazioni Generali SpA	430,944	8,573,473
Atlantia SpA	160,117	5,321,748
Autogrill SpA	70,041	978,113
Azimut Holding SpA	45,318	1,035,383
Banca Generali SpA	23,707	890,716
Banca Mediolanum SpA	95,810	942,907
Banca Monte dei Paschi di Siena SpA[b]	98,905	465,737
Banca Popolare di Sondrio SCPA	231,302	936,470
Banco BPM SpA[b]	535,766	2,044,674
Beni Stabili SpA SIIQ	778,631	723,120
BPER Banca	179,909	1,052,700

Security	Shares	Value
Brembo SpA	65,322	$1,057,874
Buzzi Unicem SpA[a]	39,387	1,160,420
Cerved Information Solutions SpA	109,926	1,554,273
CIR-Compagnie Industriali Riunite SpA	316,910	461,116
CNH Industrial NV	359,552	5,336,872
Credito Emiliano SpA	56,319	546,542
Danieli & C Officine Meccaniche SpA	18,995	545,433
Davide Campari-Milano SpA	206,629	1,649,986
De’ Longhi SpA	26,028	878,701
DiaSorin SpA	9,360	908,915
Ei Towers SpA	12,981	795,617
Enel SpA	2,821,716	17,962,437
Eni SpA	849,131	15,323,368
ERG SpA	43,171	896,518
EXOR NV	39,240	3,041,516
Ferrari NV	44,679	5,345,479
Fiat Chrysler Automobiles NVb	377,156	9,144,070
FinecoBank Banca Fineco SpA	180,614	2,252,250
GEDI Gruppo Editoriale SpA[a,b]	875,806	696,081
Hera SpA	376,220	1,377,908
Interpump Group SpA	33,767	1,221,575
Intesa Sanpaolo SpA	4,660,660	18,349,924
Iren SpA	368,750	1,198,957
Italgas SpA	232,183	1,438,690
Leonardo SpA	31,881	386,037
Luxottica Group SpA	60,026	3,873,470
Mediaset SpA[b]	179,499	716,002
Mediobanca Banca di Credito Finanziario SpA	222,120	2,709,506
Moncler SpA	71,045	2,348,905
Piaggio & C SpA	242,856	735,772
Poste Italiane SpA[c]	219,518	1,822,368
Prysmian SpA	72,867	2,572,538
Recordati SpA	54,027	2,468,044
Saipem SpA[b]	209,126	982,416
Salvatore Ferragamo SpA[a]	23,293	657,531
Snam SpA	832,895	4,066,273
Societa Cattolica di Assicurazioni SC	73,847	922,709
Societa Iniziative Autostradali e Servizi SpA	50,501	953,741
Telecom Italia SpA/Milano[b]	4,065,048	3,672,438

SCHEDULES OF INVESTMENTS	109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Tenaris SA	162,282	$2,835,334
Terna Rete Elettrica Nazionale SpA	537,481	3,246,062
Tod’s SpA[a]	7,124	539,140
UniCredit SpA[b]	698,377	15,439,081
Unione di Banche Italiane SpA[a]	375,399	1,951,050
Unipol Gruppo SpA	179,487	992,990
UnipolSai Assicurazioni SpA	443,550	1,149,862
Yoox Net-A-Porter Group SpA[a,b]	23,555	1,110,657

		174,562,211
JAPAN — 17.07%
77 Bank Ltd. (The)	25,400	664,116
ABC-Mart Inc.	12,900	839,082
Acom Co. Ltd.[a,b]	174,800	762,263
Activia Properties Inc.	264	1,174,220
Adastria Co. Ltd.	16,800	358,455
ADEKA Corp.	43,500	769,136
Advance Residence Investment Corp.	430	1,103,019
Advantest Corp.	58,300	1,240,187
Aeon Co. Ltd.	207,200	3,525,940
Aeon Delight Co. Ltd.	15,800	576,822
AEON Financial Service Co. Ltd.	40,600	1,012,071
Aeon Mall Co. Ltd.	49,400	1,086,614
Aica Kogyo Co. Ltd.	28,600	1,103,074
Aichi Bank Ltd. (The)	7,700	392,213
Aiful Corp.[a,b]	228,300	826,151
Ain Holdings Inc.	11,300	689,460
Air Water Inc.	51,000	1,089,103
Aisin Seiki Co. Ltd.	61,500	3,588,979
Ajinomoto Co. Inc.	187,100	3,548,138
Alfresa Holdings Corp.	68,000	1,656,470
Alps Electric Co. Ltd.	72,400	2,082,690
Amada Holdings Co. Ltd.	128,600	1,903,876
Amano Corp.	31,500	855,352
ANA Holdings Inc.	45,600	1,854,830
Anritsu Corp.	66,700	856,703
Aoyama Trading Co. Ltd.	25,700	1,010,059
Aozora Bank Ltd.	54,800	2,219,010
Arcs Co. Ltd.	22,000	510,925
Ariake Japan Co. Ltd.	14,800	1,282,653
Asahi Diamond Industrial Co. Ltd.	80,300	989,451
Asahi Glass Co. Ltd.	68,400	3,001,567

Security	Shares	Value
Asahi Group Holdings Ltd.	141,200	$7,103,011
Asahi Intecc Co. Ltd.	40,600	1,575,200
Asahi Kasei Corp.	446,500	5,826,936
Asics Corp.	67,000	1,102,396
Astellas Pharma Inc.	728,500	9,610,554
Avex Inc.	46,200	689,053
Awa Bank Ltd. (The)	85,000	539,645
Azbil Corp.	31,800	1,477,037
Bandai Namco Holdings Inc.	70,800	2,309,083
Bank of Kyoto Ltd. (The)	21,300	1,192,277
Bank of Nagoya Ltd. (The)	13,000	499,611
Benesse Holdings Inc.	25,800	969,081
Bic Camera Inc.	46,300	712,177
Bridgestone Corp.	226,500	11,010,114
Brother Industries Ltd.	85,900	2,196,390
Calbee Inc.[a]	32,600	1,146,846
Canon Electronics Inc.	35,400	919,742
Canon Inc.	370,600	14,765,603
Canon Marketing Japan Inc.	24,100	661,036
Capcom Co. Ltd.	18,100	688,979
Casio Computer Co. Ltd.	65,100	987,041
Central Glass Co. Ltd.	22,800	509,661
Central Japan Railway Co.	50,000	9,459,026
Chiba Bank Ltd. (The)	235,000	2,032,339
Chiyoda Co. Ltd.	16,300	403,636
Chiyoda Corp.[a]	76,000	721,323
Chubu Electric Power Co. Inc.	216,500	2,716,291
Chugai Pharmaceutical Co. Ltd.	80,100	4,234,135
Chugoku Bank Ltd. (The)	55,900	732,838
Chugoku Electric Power Co. Inc. (The)	91,200	1,008,460
Ci:z Holdings Co. Ltd.	20,400	1,083,963
Citizen Watch Co. Ltd.	141,400	1,080,368
Coca-Cola Bottlers Japan Holdings Inc.	51,475	1,817,930
Cocokara fine Inc.	15,200	907,920
COLOPL Inc.[a]	24,400	212,806
Colowide Co. Ltd.	36,700	736,320
COMSYS Holdings Corp.	44,700	1,249,004
Concordia Financial Group Ltd.	429,800	2,602,701
COOKPAD Inc.[a,b]	45,000	263,020
Cosmo Energy Holdings Co. Ltd.	27,200	1,065,274
Cosmos Pharmaceutical Corp.	3,400	606,770
Credit Saison Co. Ltd.	56,300	1,022,792

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
CyberAgent Inc.	38,100	$1,649,237
CYBERDYNE Inc.[a,b]	85,700	1,482,310
Dai Nippon Printing Co. Ltd.	84,200	1,874,454
Dai-ichi Life Holdings Inc.	388,000	8,123,989
Daicel Corp.	102,000	1,235,344
Daido Steel Co. Ltd.	11,000	648,985
Daifuku Co. Ltd.	38,800	2,594,842
Daiichi Sankyo Co. Ltd.	196,200	6,596,619
Daiichikosho Co. Ltd.	19,800	1,077,477
Daikin Industries Ltd.	84,700	10,161,207
Daikyo Inc.	19,500	412,134
Daio Paper Corp.[a]	37,000	505,062
Daiseki Co. Ltd.	24,800	740,672
Daishi Bank Ltd. (The)	11,500	543,631
Daito Trust Construction Co. Ltd.	24,700	4,314,099
Daiwa House Industry Co. Ltd.	201,500	7,947,025
Daiwa House REIT Investment Corp.	651	1,599,544
Daiwa Office Investment Corp.	117	675,278
Daiwa Securities Group Inc.	531,000	3,805,123
DCM Holdings Co. Ltd.	54,800	542,201
DeNA Co. Ltd.	35,500	768,508
Denka Co. Ltd.	32,700	1,301,649
Denso Corp.	167,000	10,438,743
Dentsu Inc.	76,600	3,428,070
DIC Corp.	29,400	1,158,170
Disco Corp.	11,300	2,643,965
DMG Mori Co. Ltd.	49,900	1,136,013
Don Quijote Holdings Co. Ltd.	43,900	2,433,191
Doutor Nichires Holdings Co. Ltd.	24,700	586,301
Dowa Holdings Co. Ltd.	22,300	927,507
Duskin Co. Ltd.	24,900	645,112
DyDo Group Holdings Inc.	12,700	726,013
Earth Chemical Co. Ltd.	12,700	663,185
East Japan Railway Co.	110,200	10,948,825
Ebara Corp.	34,400	1,408,712
Eisai Co. Ltd.	92,900	5,303,100
Electric Power Development Co. Ltd.	52,000	1,474,417
Exedy Corp.	25,600	894,728
Ezaki Glico Co. Ltd.	18,800	957,611
FamilyMart UNY Holdings Co. Ltd.	30,300	2,026,385

Security	Shares	Value
Fancl Corp.	27,000	$849,663
FANUC Corp.	67,400	18,199,945
Fast Retailing Co. Ltd.	18,700	8,341,377
FCC Co. Ltd.	19,700	526,994
Frontier Real Estate Investment Corp.	157	655,875
Fuji Co. Ltd./Ehime	16,400	346,465
Fuji Electric Co. Ltd.	199,000	1,637,140
Fuji Machine Manufacturing Co. Ltd.	34,600	729,055
Fuji Seal International Inc.[a]	28,900	1,002,121
Fuji Soft Inc.	17,800	612,331
FUJIFILM Holdings Corp.	140,000	5,374,009
Fujikura Ltd.	94,000	919,720
Fujitsu General Ltd.	22,800	450,548
Fujitsu Ltd.	681,000	5,015,399
Fukuoka Financial Group Inc.	266,000	1,540,122
Furukawa Electric Co. Ltd.	25,600	1,402,483
Fuyo General Lease Co. Ltd.	9,500	697,128
Global One Real Estate Investment Corp.	181	684,833
Glory Ltd.	25,000	975,677
GLP J-REIT	1,023	1,186,494
GMO Internet Inc.[a]	33,200	604,051
GMO Payment Gateway Inc.[a]	10,500	922,496
Gree Inc.	52,200	338,579
GS Yuasa Corp.	154,000	826,751
GungHo Online Entertainment Inc.[a]	188,100	541,097
Gunma Bank Ltd. (The)	123,100	740,934
Gunze Ltd.	12,500	775,274
Hachijuni Bank Ltd. (The)	140,300	830,322
Hakuhodo DY Holdings Inc.	77,900	1,168,982
Hamamatsu Photonics KK	55,100	2,034,291
Hankyu Hanshin Holdings Inc.	83,800	3,374,110
Hanwa Co. Ltd.	17,300	838,413
Harmonic Drive Systems Inc.	20,000	1,376,025
Haseko Corp.	105,700	1,650,065
Hazama Ando Corp.	96,300	793,126
Heiwa Corp.	25,800	516,213
Heiwa Real Estate Co. Ltd.	37,400	735,974
Heiwa Real Estate REIT Inc.	2,152	1,979,394
Hikari Tsushin Inc.	11,500	1,669,873
Hino Motors Ltd.	88,600	1,171,268
Hirose Electric Co. Ltd.	11,200	1,677,614

SCHEDULES OF INVESTMENTS	111

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Hiroshima Bank Ltd. (The)	91,900	$767,833
HIS Co. Ltd.[a]	17,700	638,890
Hisamitsu Pharmaceutical Co. Inc.	25,000	1,717,741
Hitachi Capital Corp.	35,900	988,315
Hitachi Chemical Co. Ltd.	37,900	966,293
Hitachi Construction Machinery Co. Ltd.	39,400	1,763,263
Hitachi High-Technologies Corp.	24,500	1,149,192
Hitachi Kokusai Electric Inc.	30,900	880,390
Hitachi Ltd.	1,682,000	13,350,601
Hitachi Metals Ltd.	72,800	989,074
Hitachi Zosen Corp.	102,800	556,592
Hogy Medical Co. Ltd.	8,800	666,722
Hokkaido Electric Power Co. Inc.	83,200	541,938
Hokkoku Bank Ltd. (The)	13,000	547,845
Hokuetsu Kishu Paper Co. Ltd.	53,700	351,752
Hokuhoku Financial Group Inc.	42,500	635,816
Hokuriku Electric Power Co.[a]	75,200	614,524
Hokuto Corp.	38,100	703,326
Honda Motor Co. Ltd.	593,600	20,806,318
Horiba Ltd.	16,300	1,046,796
Hoshizaki Corp.	19,000	1,794,604
House Foods Group Inc.	35,000	1,216,848
Hoya Corp.	134,800	6,877,387
Hulic Co. Ltd.	133,300	1,687,697
Hyakugo Bank Ltd. (The)	109,000	548,220
Hyakujushi Bank Ltd. (The)	132,000	463,158
Ibiden Co. Ltd.	44,900	695,990
IBJ Leasing Co. Ltd.	25,400	666,210
Idemitsu Kosan Co. Ltd.	48,400	1,809,097
IHI Corp.	54,800	1,832,440
Iida Group Holdings Co. Ltd.	56,000	1,108,662
Inaba Denki Sangyo Co. Ltd.	17,300	813,055
Industrial & Infrastructure Fund Investment Corp.	792	905,516
Inpex Corp.	339,100	4,408,253
Internet Initiative Japan Inc.	20,600	447,838
Invincible Investment Corp.	2,313	1,072,217
Isetan Mitsukoshi Holdings Ltd.	121,200	1,449,004
Isuzu Motors Ltd.	195,000	3,285,282
Ito En Ltd.[a]	23,000	949,246
ITOCHU Corp.	512,200	10,037,065
Itochu Techno-Solutions Corp.	23,800	1,044,405

Security	Shares	Value
Itoham Yonekyu Holdings Inc.	49,900	$458,062
Iwatani Corp.	18,800	648,454
Iyo Bank Ltd. (The)	83,000	682,067
Izumi Co. Ltd.	15,900	1,009,454
J Front Retailing Co. Ltd.	87,100	1,592,704
Jaccs Co. Ltd.	16,100	414,466
Jafco Co. Ltd.	15,900	900,206
Japan Airlines Co. Ltd.	42,500	1,601,415
Japan Airport Terminal Co. Ltd.	22,400	863,946
Japan Aviation Electronics Industry Ltd.	24,000	402,583
Japan Excellent Inc.	503	640,530
Japan Exchange Group Inc.	188,800	3,391,845
Japan Hotel REIT Investment Corp.	2,512	1,861,764
Japan Logistics Fund Inc.	458	863,929
Japan Post Bank Co. Ltd.	109,800	1,481,704
Japan Post Holdings Co. Ltd.	528,100	6,299,173
Japan Prime Realty Investment Corp.	283	1,000,760
Japan Real Estate Investment Corp.	380	1,953,003
Japan Rental Housing Investments Inc.	937	739,951
Japan Retail Fund Investment Corp.	858	1,709,633
Japan Securities Finance Co. Ltd.	142,200	848,080
Japan Steel Works Ltd. (The)	24,700	770,496
Japan Tobacco Inc.	371,300	12,286,525
JFE Holdings Inc.	183,200	4,344,402
JGC Corp.	73,700	1,590,740
JSR Corp.	66,500	1,574,238
JTEKT Corp.	81,000	1,442,572
Juroku Bank Ltd. (The)	14,800	429,811
JVC Kenwood Corp.	197,100	760,195
JXTG Holdings Inc.	1,180,100	7,825,170
K’s Holdings Corp.	29,100	811,777
Kadokawa Dwango[b]	29,118	366,793
Kagome Co. Ltd.[a]	48,100	1,791,274
Kajima Corp.	331,000	3,271,944
Kakaku.com Inc.	52,500	919,129
Kaken Pharmaceutical Co. Ltd.	16,600	869,882
Kamigumi Co. Ltd.	49,600	1,087,833
Kanamoto Co. Ltd.	15,400	474,747

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Kaneka Corp.	116,000	$1,075,462
Kanematsu Corp.	62,200	848,480
Kansai Electric Power Co. Inc. (The)	245,100	3,039,191
Kansai Paint Co. Ltd.[a]	74,600	1,841,849
Kao Corp.	172,500	11,951,972
Kawasaki Heavy Industries Ltd.	50,200	2,069,534
Kawasaki Kisen Kaisha Ltd.[b]	28,700	760,653
KDDI Corp.	624,500	15,750,524
Keihan Holdings Co. Ltd.	31,000	979,799
Keihin Corp.	34,200	708,407
Keikyu Corp.	85,600	1,686,043
Keio Corp.	42,700	2,026,348
Keisei Electric Railway Co. Ltd.	59,000	1,997,206
Keiyo Bank Ltd. (The)	110,000	526,041
Kenedix Inc.	141,200	897,740
Kenedix Office Investment Corp.	142	896,322
Kewpie Corp.	37,100	1,058,738
Keyence Corp.	34,300	20,874,435
Kikkoman Corp.	57,800	2,388,145
Kinden Corp.	55,800	929,872
Kintetsu Group Holdings Co. Ltd.	60,000	2,369,108
Kirin Holdings Co. Ltd.	305,600	7,617,952
Kisoji Co. Ltd.	30,600	753,261
Kissei Pharmaceutical Co. Ltd.	17,700	500,247
Kiyo Bank Ltd. (The)	31,600	525,726
Kobayashi Pharmaceutical Co. Ltd.	26,300	1,742,009
Kobe Steel Ltd.[b]	110,400	1,144,911
Koito Manufacturing Co. Ltd.	40,700	2,859,869
Kokuyo Co. Ltd.	38,400	712,030
Komatsu Ltd.	323,600	12,555,046
Komeri Co. Ltd.	13,800	397,609
Konami Holdings Corp.	33,500	1,915,075
Konica Minolta Inc.	171,900	1,710,260
Kose Corp.	11,700	2,015,116
Kubota Corp.	371,600	7,547,407
Kuraray Co. Ltd.	127,700	2,386,588
Kureha Corp.	12,300	883,441
Kurita Water Industries Ltd.	38,900	1,272,255
KYB Corp.	10,400	676,469
Kyocera Corp.	113,600	7,546,275
KYORIN Holdings Inc.	30,100	572,467
Kyowa Exeo Corp.[a]	36,900	956,009

Security	Shares	Value
Kyowa Hakko Kirin Co. Ltd.	92,300	$1,805,327
Kyudenko Corp.	20,700	948,193
Kyushu Electric Power Co. Inc.	156,900	1,716,262
Kyushu Financial Group Inc.	125,900	753,174
Kyushu Railway Co.	54,300	1,743,589
Lawson Inc.	18,000	1,216,985
Leopalace21 Corp.	122,600	1,016,472
LINE Corp.[a,b]	20,100	952,013
Lintec Corp.	23,800	680,280
Lion Corp.	80,700	1,512,640
LIXIL Group Corp.	85,900	2,412,015
M3 Inc.	75,400	2,756,136
Mabuchi Motor Co. Ltd.	17,500	1,035,683
Maeda Corp.	80,000	1,094,224
Makino Milling Machine Co. Ltd.	67,000	753,140
Makita Corp.	77,100	3,630,562
Mandom Corp.	30,400	1,083,377
Marubeni Corp.	553,900	4,151,903
Maruha Nichiro Corp.	20,300	597,907
Marui Group Co. Ltd.	87,500	1,592,002
Maruichi Steel Tube Ltd.	21,700	652,064
Matsui Securities Co. Ltd.	64,000	606,843
Matsumotokiyoshi Holdings Co. Ltd.	35,100	1,438,986
Mazda Motor Corp.	201,300	2,820,653
McDonald’s Holdings Co. Japan Ltd.	30,800	1,385,443
MCUBS MidCity Investment Corp.	979	703,162
Mebuki Financial Group Inc.	365,250	1,656,349
Medipal Holdings Corp.	55,800	1,091,923
Megachips Corp.[a]	12,500	474,669
MEGMILK SNOW BRAND Co. Ltd.	21,300	613,701
Meidensha Corp.	179,000	746,141
MEIJI Holdings Co. Ltd.	43,000	3,596,629
Meitec Corp.	16,400	899,968
MINEBEA MITSUMI Inc.	146,472	3,310,397
Miraca Holdings Inc.	20,700	948,193
Mirait Holdings Corp.	42,800	630,894
Misawa Homes Co. Ltd.	61,500	539,755
MISUMI Group Inc.	104,400	3,141,899
Mitsubishi Chemical Holdings Corp.	514,700	5,585,288
Mitsubishi Corp.	521,000	14,557,739

SCHEDULES OF INVESTMENTS	113

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Mitsubishi Electric Corp.	662,100	$12,085,880
Mitsubishi Estate Co. Ltd.	437,200	8,365,097
Mitsubishi Gas Chemical Co. Inc.	67,100	1,893,344
Mitsubishi Heavy Industries Ltd.	110,700	4,160,060
Mitsubishi Logistics Corp.	29,000	757,712
Mitsubishi Materials Corp.	42,900	1,589,762
Mitsubishi Motors Corp.	248,000	1,838,047
Mitsubishi Tanabe Pharma Corp.	74,400	1,520,649
Mitsubishi UFJ Financial Group Inc.	4,189,900	31,506,298
Mitsubishi UFJ Lease & Finance Co. Ltd.	173,910	1,121,640
Mitsui & Co. Ltd.	567,800	9,956,202
Mitsui Chemicals Inc.	65,200	2,045,806
Mitsui Engineering & Shipbuilding Co. Ltd.	37,200	660,129
Mitsui Fudosan Co. Ltd.	309,200	8,094,352
Mitsui Mining & Smelting Co. Ltd.	22,300	1,246,210
Mitsui OSK Lines Ltd.	38,900	1,393,422
Miura Co. Ltd.	42,800	1,217,480
Mixi Inc.	21,900	966,044
Mizuho Financial Group Inc.	8,733,400	16,425,881
MonotaRO Co. Ltd.[a]	25,500	804,796
Mori Hills REIT Investment Corp.	891	1,119,107
Mori Trust Sogo REIT Inc.	463	690,969
Morinaga & Co. Ltd./Japan	17,400	903,834
Morinaga Milk Industry Co. Ltd.	32,600	1,535,101
MOS Food Services Inc.	23,800	721,708
MS&AD Insurance Group Holdings Inc.	167,500	5,694,586
Murata Manufacturing Co. Ltd.	67,200	9,917,933
Musashi Seimitsu Industry Co. Ltd.	20,100	640,814
Musashino Bank Ltd. (The)	17,700	621,053
Nabtesco Corp.	40,900	1,929,687
Nachi-Fujikoshi Corp.	109,000	757,922
Nagase & Co. Ltd.	48,100	874,706
Nagoya Railroad Co. Ltd.	59,800	1,571,767
Nankai Electric Railway Co. Ltd.	50,600	1,314,659
Nanto Bank Ltd. (The)	16,200	460,822
NEC Corp.	90,100	2,715,670

Security	Shares	Value
NEC Networks & System Integration Corp.	23,000	$614,850
NET One Systems Co. Ltd.	59,100	892,821
Nexon Co. Ltd.[b]	73,600	2,444,231
NGK Insulators Ltd.	96,400	1,962,354
NGK Spark Plug Co. Ltd.	62,100	1,633,357
NH Foods Ltd.	63,000	1,513,316
NHK Spring Co. Ltd.	86,200	956,330
Nichi-Iko Pharmaceutical Co. Ltd.[a]	29,900	467,586
Nichias Corp.	56,000	759,800
NichiiGakkan Co. Ltd.	43,700	561,288
Nichirei Corp.	44,300	1,183,444
Nidec Corp.	84,300	13,476,570
Nifco Inc./Japan	17,800	1,247,492
Nihon Kohden Corp.	27,800	657,339
Nihon M&A Center Inc.	35,000	2,084,192
Nikkon Holdings Co. Ltd.	51,200	1,393,571
Nikon Corp.	114,700	2,224,542
Nintendo Co. Ltd.	39,800	17,490,779
Nippon Accommodations Fund Inc.	192	869,809
Nippon Building Fund Inc.	427	2,288,443
Nippon Electric Glass Co. Ltd.	35,300	1,450,419
Nippon Express Co. Ltd.	28,500	2,046,997
Nippon Flour Mills Co. Ltd.	40,700	629,768
Nippon Kayaku Co. Ltd.	80,500	1,184,398
Nippon Light Metal Holdings Co. Ltd.	326,900	961,338
Nippon Paint Holdings Co. Ltd.	61,000	2,182,264
Nippon Paper Industries Co. Ltd.	34,700	659,317
Nippon Prologis REIT Inc.	807	1,851,986
Nippon Sheet Glass Co. Ltd.[a,b]	50,200	452,998
Nippon Shinyaku Co. Ltd.	23,700	1,630,590
Nippon Shokubai Co. Ltd.	11,600	823,599
Nippon Soda Co. Ltd.	82,000	564,170
Nippon Steel & Sumitomo Metal Corp.	258,900	6,590,203
Nippon Suisan Kaisha Ltd.	122,500	650,909
Nippon Telegraph & Telephone Corp.	236,700	11,256,559
Nippon Yusen KKb	54,100	1,353,553
Nipro Corp.	55,000	849,526
Nishi-Nippon Financial Holdings Inc.	49,100	641,892

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Nishi-Nippon Railroad Co. Ltd.	27,700	$771,453
Nishimatsu Construction Co. Ltd.	30,900	877,559
Nishimatsuya Chain Co. Ltd.	41,900	492,873
Nissan Chemical Industries Ltd.	49,000	1,995,374
Nissan Motor Co. Ltd.	770,300	8,210,747
Nissan Shatai Co. Ltd.	36,300	381,108
Nissha Co. Ltd.[a]	16,600	430,987
Nisshin OilliO Group Ltd. (The)	19,200	578,700
Nisshin Seifun Group Inc.	82,500	1,652,948
Nisshin Steel Co. Ltd.	23,600	397,603
Nisshinbo Holdings Inc.	58,000	822,537
Nissin Foods Holdings Co. Ltd.	22,000	1,628,510
Nissin Kogyo Co. Ltd.	30,600	574,407
Nitori Holdings Co. Ltd.	28,200	4,491,384
Nitto Boseki Co. Ltd.	19,200	575,182
Nitto Denko Corp.	57,900	5,290,592
Nitto Kogyo Corp.	44,900	768,798
NOF Corp.	31,200	836,916
NOK Corp.	33,400	776,901
Nomura Holdings Inc.	1,264,500	8,195,994
Nomura Real Estate Holdings Inc.	47,500	1,136,641
Nomura Real Estate Master Fund Inc.	1,223	1,703,046
Nomura Research Institute Ltd.	46,840	2,154,155
Noritz Corp.	16,600	327,575
North Pacific Bank Ltd.	150,700	523,250
NSK Ltd.	148,300	2,440,079
NTN Corp.	187,500	960,217
NTT Data Corp.	213,100	2,504,762
NTT DOCOMO Inc.	461,600	11,436,922
NTT Urban Development Corp.	50,900	665,423
Obayashi Corp.	239,400	2,877,493
Obic Co. Ltd.	28,300	2,201,154
Odakyu Electric Railway Co. Ltd.	98,400	2,163,529
Ogaki Kyoritsu Bank Ltd. (The)	15,200	392,968
Oiles Corp.	34,600	717,644
Oita Bank Ltd. (The)	18,000	706,610
Oji Holdings Corp.	310,000	2,121,479
Okasan Securities Group Inc.	102,000	696,166
Oki Electric Industry Co. Ltd.	52,700	765,238
Okinawa Electric Power Co. Inc. (The)	22,200	564,788

Security	Shares	Value
OKUMA Corp.	12,400	$850,863
Okumura Corp.	29,200	1,261,307
Olympus Corp.	97,900	3,762,452
Omron Corp.	68,700	4,286,079
Ono Pharmaceutical Co. Ltd.	146,300	3,611,427
Oracle Corp. Japan	20,200	1,624,809
Orient Corp.[a]	513,700	847,107
Oriental Land Co. Ltd./Japan	76,600	7,480,702
ORIX Corp.	448,000	8,352,160
Orix JREIT Inc.	823	1,267,430
Osaka Gas Co. Ltd.	113,000	2,239,192
OSG Corp.	35,000	886,583
Otsuka Corp.	20,500	1,718,428
Otsuka Holdings Co. Ltd.	132,600	5,886,854
Pacific Metals Co. Ltd.[a,b]	14,700	482,122
Panasonic Corp.	764,000	11,331,739
Paramount Bed Holdings Co. Ltd.	9,800	516,238
Park24 Co. Ltd.	48,100	1,201,674
Penta-Ocean Construction Co. Ltd.	134,500	1,033,810
PeptiDream Inc.[a,b]	32,200	1,327,470
Persol Holdings Co. Ltd.	64,500	1,605,483
Pigeon Corp.	44,200	1,724,997
Pilot Corp.	28,500	1,412,533
Pioneer Corp.[a,b]	228,600	485,871
Pola Orbis Holdings Inc.	36,900	1,443,479
Premier Investment Corp.	657	700,607
Press Kogyo Co. Ltd.	109,000	691,017
Rakuten Inc.[b]	328,800	2,969,457
Recruit Holdings Co. Ltd.	388,000	9,451,624
Relia Inc.	34,900	423,001
Relo Group Inc.	50,800	1,503,220
Renesas Electronics Corp.[b]	267,600	3,145,351
Rengo Co. Ltd.	74,200	600,914
Resona Holdings Inc.	751,600	4,525,919
Resorttrust Inc.	38,800	922,413
Ricoh Co. Ltd.	245,900	2,414,959
Ricoh Leasing Co. Ltd.	17,000	623,746
Rinnai Corp.	10,300	969,090
Rohm Co. Ltd.	34,500	3,783,290
Rohto Pharmaceutical Co. Ltd.	40,100	1,081,530
Royal Holdings Co. Ltd.	31,200	853,209
Ryohin Keikaku Co. Ltd.	9,200	3,072,145
Ryosan Co. Ltd.	16,100	616,536

SCHEDULES OF INVESTMENTS	115

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Saizeriya Co. Ltd.	16,200	$489,762
San-in Godo Bank Ltd. (The)	60,800	627,189
Sangetsu Corp.	37,900	752,757
Sankyo Co. Ltd.	18,200	590,243
Sankyo Tateyama Inc.	40,100	562,440
Sankyu Inc.	28,200	1,309,825
Sanrio Co. Ltd.[a]	23,700	407,539
Santen Pharmaceutical Co. Ltd.	137,900	2,250,011
Sanwa Holdings Corp.	85,200	1,181,740
Sapporo Holdings Ltd.	29,900	898,465
Sawai Pharmaceutical Co. Ltd.	16,900	772,580
SBI Holdings Inc./Japan	77,300	1,868,853
SCREEN Holdings Co. Ltd.	15,300	1,328,789
SCSK Corp.	19,800	910,595
Secom Co. Ltd.	67,400	5,150,939
Sega Sammy Holdings Inc.	58,300	813,439
Seibu Holdings Inc.	74,300	1,483,890
Seiko Epson Corp.	103,400	2,507,442
Seino Holdings Co. Ltd.	74,100	1,229,399
Sekisui Chemical Co. Ltd.	144,600	2,755,421
Sekisui House Ltd.	195,400	3,576,650
Sekisui House Residential Investment Corp.[a]	666	766,338
Senshu Ikeda Holdings Inc.	155,200	595,747
Seria Co. Ltd.	25,400	1,512,528
Seven & i Holdings Co. Ltd.	252,000	10,356,576
Seven Bank Ltd.	222,000	817,590
Sharp Corp./Japan[a,b]	52,800	1,971,142
Shiga Bank Ltd. (The)	108,000	579,799
Shikoku Electric Power Co. Inc.	68,200	769,753
Shimachu Co. Ltd.	23,300	769,516
Shimadzu Corp.	96,900	2,442,141
Shimamura Co. Ltd.	7,900	928,560
Shimano Inc.	26,200	3,744,400
Shimizu Corp.	202,400	2,071,191
Shin-Etsu Chemical Co. Ltd.	134,900	15,336,989
Shinko Electric Industries Co. Ltd.	67,600	572,236
Shinmaywa Industries Ltd.	50,000	478,677
Shinsei Bank Ltd.	50,900	886,454
Shionogi & Co. Ltd.	105,700	5,845,915
Ship Healthcare Holdings Inc.	21,400	698,924
Shiseido Co. Ltd.	139,800	7,173,467
Shizuoka Bank Ltd. (The)	158,000	1,680,528
SHO-BOND Holdings Co. Ltd.[a]	17,100	1,369,191

Security	Shares	Value
Showa Corp.	43,800	$547,726
Showa Denko KK	53,000	2,452,018
Showa Shell Sekiyu KK	80,400	1,139,470
SKY Perfect JSAT Holdings Inc.	73,100	344,890
SMC Corp./Japan	20,100	9,855,270
SoftBank Group Corp.	288,100	23,701,507
Sohgo Security Services Co. Ltd.	24,700	1,337,337
Sojitz Corp.	775,900	2,502,101
Sompo Holdings Inc.	125,800	5,031,769
Sony Corp.	441,000	21,045,019
Sony Financial Holdings Inc.	66,200	1,209,315
Sosei Group Corp.[a,b]	8,600	928,111
Sotetsu Holdings Inc.	40,100	1,103,939
Square Enix Holdings Co. Ltd.	33,100	1,508,612
Stanley Electric Co. Ltd.	58,600	2,375,567
Start Today Co. Ltd.	75,200	2,208,016
Subaru Corp.	217,900	7,222,410
Sugi Holdings Co. Ltd.	14,500	771,792
Sumco Corp.	85,600	2,330,660
Sumitomo Bakelite Co. Ltd.	106,000	907,975
Sumitomo Chemical Co. Ltd.	559,000	4,096,926
Sumitomo Corp.	416,000	7,161,046
Sumitomo Dainippon Pharma Co. Ltd.	59,400	877,219
Sumitomo Electric Industries Ltd.	261,800	4,462,268
Sumitomo Forestry Co. Ltd.	50,300	864,024
Sumitomo Heavy Industries Ltd.	46,700	2,128,464
Sumitomo Metal Mining Co. Ltd.	88,600	4,146,111
Sumitomo Mitsui Construction Co. Ltd.	147,080	836,761
Sumitomo Mitsui Financial Group Inc.	472,700	21,124,370
Sumitomo Mitsui Trust Holdings Inc.	120,400	4,993,365
Sumitomo Osaka Cement Co. Ltd.	160,000	753,424
Sumitomo Realty & Development Co. Ltd.	125,000	4,793,642
Sumitomo Rubber Industries Ltd.	62,700	1,216,031
Sumitomo Warehouse Co. Ltd. (The)	159,000	1,181,338
Sundrug Co. Ltd.	30,100	1,294,668

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Suntory Beverage & Food Ltd.	45,500	$2,171,728
Suruga Bank Ltd.	57,100	1,151,887
Suzuken Co. Ltd./Aichi Japan	25,000	1,063,854
Suzuki Motor Corp.	120,500	6,875,306
Sysmex Corp.	55,100	4,320,975
T&D Holdings Inc.	194,500	3,462,173
Tadano Ltd.	48,000	837,268
Taiheiyo Cement Corp.	47,500	2,016,971
Taikisha Ltd.	18,600	647,520
Taisei Corp.	75,700	3,848,976
Taisho Pharmaceutical Holdings Co. Ltd.	10,000	817,187
Taiyo Holdings Co. Ltd.	25,100	1,223,325
Taiyo Nippon Sanso Corp.	50,100	774,300
Taiyo Yuden Co. Ltd.	47,400	798,142
Takara Holdings Inc.	94,800	1,165,513
Takasago Thermal Engineering Co. Ltd.	30,400	573,716
Takashimaya Co. Ltd.	114,000	1,181,201
Takeda Pharmaceutical Co. Ltd.	245,700	14,439,700
Tamron Co. Ltd.	31,900	702,849
TDK Corp.	46,800	4,308,919
TechnoPro Holdings Inc.	20,000	1,095,690
Teijin Ltd.	68,400	1,510,809
Terumo Corp.	110,900	5,425,368
THK Co. Ltd.	46,600	1,929,660
TIS Inc.	29,700	1,050,268
Toagosei Co. Ltd.	56,000	722,862
Tobu Railway Co. Ltd.	70,100	2,353,685
Toda Corp.	106,000	833,200
Toho Bank Ltd. (The)	140,800	508,224
Toho Co. Ltd./Tokyo	43,700	1,477,285
Toho Gas Co. Ltd.	29,100	851,766
Toho Holdings Co. Ltd.	24,100	560,137
Toho Zinc Co. Ltd.	8,900	540,580
Tohoku Electric Power Co. Inc.	164,000	2,113,948
Tokai Carbon Co. Ltd.	84,300	1,221,000
Tokai Rika Co. Ltd.	26,900	582,088
Tokai Tokyo Financial Holdings Inc.	109,500	834,630
Tokio Marine Holdings Inc.	238,700	11,240,145
Tokuyama Corp.	23,600	748,074
Tokyo Century Corp.	16,300	879,547
Tokyo Dome Corp.	65,900	627,878
Tokyo Electric Power Co. Holdings Inc.[b]	529,800	2,145,313

Security	Shares	Value
Tokyo Electron Ltd.	56,000	$10,496,633
Tokyo Gas Co. Ltd.	129,300	3,071,549
Tokyo Ohka Kogyo Co. Ltd.	15,200	694,865
Tokyo Seimitsu Co. Ltd.	22,300	972,452
Tokyo Tatemono Co. Ltd.	81,400	1,305,771
Tokyu Corp.	180,200	3,011,175
Tokyu Fudosan Holdings Corp.	189,500	1,493,015
TOKYU REIT Inc.	475	604,439
TOMONY Holdings Inc.	138,900	684,606
Tomy Co. Ltd.	39,700	599,383
Topcon Corp.[a]	43,700	1,110,966
Toppan Forms Co. Ltd.	36,700	413,213
Toppan Printing Co. Ltd.	162,000	1,521,231
Toray Industries Inc.	615,900	6,122,042
Toshiba Corp.[b]	2,287,000	6,516,028
Toshiba Machine Co. Ltd.	97,000	791,782
Tosoh Corp.	107,700	2,466,676
TOTO Ltd.	51,900	2,962,182
Toyo Ink SC Holdings Co. Ltd.	230,000	1,397,004
Toyo Seikan Group Holdings Ltd.	63,800	1,028,702
Toyo Suisan Kaisha Ltd.	33,200	1,345,884
Toyo Tire & Rubber Co. Ltd.	39,600	840,940
Toyobo Co. Ltd.	32,500	618,410
Toyoda Gosei Co. Ltd.	25,800	684,265
Toyota Boshoku Corp.	23,500	502,272
Toyota Industries Corp.	58,300	3,786,789
Toyota Motor Corp.	906,300	62,105,483
Toyota Tsusho Corp.	76,800	3,102,817
Trend Micro Inc./Japan[b]	46,800	2,521,039
TS Tech Co. Ltd.	24,100	1,029,971
TSI Holdings Co. Ltd.	70,400	497,905
Tsubakimoto Chain Co.	76,000	638,468
Tsumura & Co.	28,300	956,685
Tsuruha Holdings Inc.	15,000	2,088,773
UACJ Corp.[a]	15,900	427,234
Ube Industries Ltd.	38,800	1,155,238
Ulvac Inc.	17,000	1,135,358
Unicharm Corp.	142,600	3,808,154
Unipres Corp.	26,600	704,508
United Arrows Ltd.	12,700	557,890
United Urban Investment Corp.	1,009	1,594,544
Universal Entertainment Corp.[a]	14,500	690,761
Ushio Inc.	52,400	798,805
USS Co. Ltd.	85,000	1,892,263

SCHEDULES OF INVESTMENTS	117

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
V Technology Co. Ltd.[a]	2,600	$517,356
Valor Holdings Co. Ltd.	24,400	586,110
Wacom Co. Ltd.	91,400	526,688
WATAMI Co. Ltd.	31,200	461,333
Welcia Holdings Co. Ltd.	28,700	1,217,361
West Japan Railway Co.	56,300	4,217,020
Xebio Holdings Co. Ltd.	26,600	565,117
Yahoo Japan Corp.	491,800	2,365,398
Yakult Honsha Co. Ltd.	32,000	2,673,629
Yamada Denki Co. Ltd.	200,800	1,190,212
Yamagata Bank Ltd. (The)[a]	21,800	478,719
Yamaguchi Financial Group Inc.	55,000	643,947
Yamaha Corp.	60,500	2,491,388
Yamaha Motor Co. Ltd.	102,400	3,395,978
Yamanashi Chuo Bank Ltd. (The)	120,000	507,902
Yamato Holdings Co. Ltd.	120,700	3,109,417
Yamato Kogyo Co. Ltd.	16,700	478,105
Yamazaki Baking Co. Ltd.	43,800	861,916
Yaskawa Electric Corp.	91,800	4,726,453
Yokogawa Electric Corp.	91,200	1,935,039
Yokohama Rubber Co. Ltd. (The)	48,800	1,239,280
Yoshinoya Holdings Co. Ltd.	48,800	862,846
Zenkoku Hosho Co. Ltd.	19,900	929,779
Zenrin Co. Ltd.	15,000	514,635
Zensho Holdings Co. Ltd.[a]	37,000	647,428
Zeon Corp.	63,400	953,135
Zojirushi Corp.[a]	24,900	305,447

		1,619,220,394
MALAYSIA — 0.61%
Alliance Bank Malaysia Bhd	541,900	601,995
AMMB Holdings Bhd	649,100	802,684
Astro Malaysia Holdings Bhd	731,400	487,882
Axiata Group Bhd	1,047,000	1,528,428
Berjaya Corp. Bhd[b]	5,227,696	456,011
British American Tobacco Malaysia Bhd	53,800	471,781
Bursa Malaysia Bhd	314,600	879,774
Capitaland Malaysia Mall Trust[a]	1,442,800	507,122
Carlsberg Brewery Malaysia Bhd	121,400	496,470
CIMB Group Holdings Bhd	1,668,300	3,103,117
Dialog Group Bhd	2,040,978	1,340,492
DiGi.Com Bhd[a]	1,166,400	1,481,285

Security	Shares	Value
Ekovest Bhd	1,206,300	$307,939
Gamuda Bhd	707,300	929,094
Genting Bhd	802,300	1,982,207
Genting Malaysia Bhd	1,286,400	1,818,501
Genting Plantations Bhd	153,800	395,376
Hartalega Holdings Bhd	263,200	796,808
Hong Leong Bank Bhd	296,400	1,414,416
Hong Leong Financial Group Bhd	99,600	474,267
IHH Healthcare Bhd	1,217,600	1,877,436
IJM Corp. Bhd	996,500	789,990
IOI Corp. Bhd	889,900	1,070,780
IOI Properties Group Bhd	1,119,641	571,634
KPJ Healthcare Bhd	2,428,900	604,460
Kuala Lumpur Kepong Bhd	113,800	736,332
Lafarge Malaysia Bhd[a,b]	348,100	496,552
Malayan Banking Bhd	1,355,700	3,512,942
Malaysia Airports Holdings Bhd	339,000	787,108
Maxis Bhd	738,900	1,152,591
MISC Bhd	422,500	818,389
My EG Services Bhd	1,148,400	736,579
Pavilion REIT	897,900	361,671
PESTECH International Bhd[a]	835,900	390,312
Petronas Chemicals Group Bhd	933,400	1,949,298
Petronas Dagangan Bhd	98,400	621,540
Petronas Gas Bhd	320,500	1,471,862
PPB Group Bhd	173,300	776,299
Press Metal Aluminium Holdings Bhd	955,100	1,416,324
Public Bank Bhd	895,860	5,051,890
RHB Bank Bhd	349,298	487,507
RHB Bank Bhd New[b,d]	87,100	—
Sapura Energy Bhd[a]	1,592,900	308,547
Sime Darby Bhd	848,500	666,130
Sime Darby Plantation Bhd[b]	842,500	1,188,827
Sime Darby Property Bhd[b]	842,500	341,518
Sunway REIT	1,216,400	539,894
Taliworks Corp. Bhd	592,600	165,720
Telekom Malaysia Bhd	471,100	743,317
Tenaga Nasional Bhd[a]	1,180,100	4,777,623
Top Glove Corp. Bhd	289,700	688,992
UEM Edgenta Bhd	163,100	104,612
UMW Holdings Bhd[b]	252,900	442,506
UMW Oil & Gas Corp. Bhd[b]	5,133,476	428,037
WCT Holdings Bhd[b]	935,102	374,257

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
YTL Corp. Bhd	1,592,530	$625,122
YTL Power International Bhd	1,004,888	322,265

		57,674,512
MEXICO — 0.71%
Alfa SAB de CV	1,120,700	1,408,942
Alsea SAB de CV	231,300	757,846
America Movil SAB de CV Series L	11,823,100	11,097,081
Arca Continental SAB de CV	183,800	1,335,891
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	699,600	1,103,185
Bolsa Mexicana de Valores SAB de CV	330,100	632,806
Cemex SAB de CV CPO[b]	5,230,112	4,357,254
Coca-Cola Femsa SAB de CV Series L	177,700	1,360,508
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	428,100	367,022
Corp Inmobiliaria Vesta SAB de CV	384,100	530,021
El Puerto de Liverpool SAB de CV Series C1	68,260	506,081
Fibra Uno Administracion SA de CV	1,067,200	1,682,272
Fomento Economico Mexicano SAB de CV	675,000	6,594,155
Genomma Lab Internacional SAB de CV Series Bb	376,000	413,821
Gentera SAB de CV	477,000	433,076
Gruma SAB de CV Series B	80,485	962,909
Grupo Aeroportuario del Pacifico SAB de CV Series B	148,800	1,558,312
Grupo Aeroportuario del Sureste SAB de CV Series B	85,710	1,670,840
Grupo Bimbo SAB de CV Series A	608,400	1,486,538
Grupo Carso SAB de CV Series A1	196,900	739,872
Grupo Comercial Chedraui SA de CV	204,200	455,414
Grupo Financiero Banorte SAB de CV Series O	883,200	5,683,928

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O	871,800	$1,545,039
Grupo Herdez SAB de CV	214,000	503,069
Grupo Lala SAB de CV	294,800	472,321
Grupo Mexico SAB de CV Series B	1,402,700	4,980,902
Grupo Televisa SAB	857,400	3,554,004
Industrias CH SAB de CV Series Bb	83,800	377,170
Industrias Penoles SAB de CV	53,845	1,249,989
Infraestructura Energetica Nova SAB de CV	234,700	1,225,351
Kimberly-Clark de Mexico SAB de CV Series A	579,200	1,089,448
Macquarie Mexico Real Estate Management SA de CV	452,100	500,738
Mexichem SAB de CV	352,078	999,522
Promotora y Operadora de Infraestructura SAB de CV	99,830	1,025,002
Telesites SAB de CVb	647,755	487,010
Wal-Mart de Mexico SAB de CV	1,831,000	4,595,977

		67,743,316
NETHERLANDS — 2.45%
Aalberts Industries NV	40,221	2,204,635
ABN AMRO Group NV CVA[c]	143,020	4,862,184
Aegon NV	612,237	4,200,921
AerCap Holdings NVb	50,502	2,732,158
Akzo Nobel NV	85,610	8,043,445
Altice NV Class Aa,b	187,346	2,020,192
AMG Advanced Metallurgical Group NVa	15,051	808,866
Arcadis NV	30,477	695,171
ArcelorMittal[b]	231,530	8,429,326
ASM International NV	25,873	1,868,126
ASML Holding NV	134,435	27,331,505
ASR Nederland NV	53,552	2,348,278
BE Semiconductor Industries NV	20,240	1,954,084
BinckBank NV	137,193	745,160
Boskalis Westminster	30,301	1,213,204
Brunel International NV	25,773	506,644
Corbion NV	29,823	979,327
Eurocommercial Properties NV	24,257	1,147,686
Flow Traders[a,c]	16,811	422,197
Gemalto NV	28,361	1,758,410

SCHEDULES OF INVESTMENTS	119

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Heineken Holding NV	37,901	$4,036,899
Heineken NV	84,157	9,494,185
IMCD Group NV	21,745	1,457,380
ING Groep NV	1,321,229	26,054,939
Intertrust NVc	24,813	455,934
InterXion Holding NVb	31,424	1,971,856
Koninklijke Ahold Delhaize NV	443,255	9,922,766
Koninklijke BAM Groep NV	111,820	549,259
Koninklijke DSM NV	60,136	6,234,380
Koninklijke KPN NV	1,165,292	4,093,690
Koninklijke Philips NV	317,645	13,002,912
Koninklijke Vopak NV	25,326	1,148,100
NN Group NV	109,272	5,172,774
NSI NV	26,253	1,164,287
NXP Semiconductors NVb	121,479	14,616,353
OCI NVa,b	27,825	707,472
Philips Lighting NVc	34,831	1,375,486
PostNL NV	166,168	832,156
Randstad Holding NV	40,339	2,858,352
RELX NV	332,191	7,413,712
Rhi Magnesita NVb	17,165	1,111,932
SBM Offshore NV	59,653	1,116,921
Takeaway.com NVb,c	6,931	421,354
TKH Group NV	23,212	1,548,471
TomTom NVb	54,188	592,152
Unilever NV CVA	564,184	32,787,134
VastNed Retail NV	24,160	1,223,457
Wereldhave NV	14,844	739,862
Wessanen[a]	38,538	830,071
Wolters Kluwer NV	106,275	5,643,876

		232,849,641
NEW ZEALAND — 0.20%
a2 Milk Co. Ltd.[a,b]	277,139	1,887,017
Air New Zealand Ltd.	290,297	661,734
Auckland International Airport Ltd.	322,479	1,597,873
Chorus Ltd.	174,432	532,526
Contact Energy Ltd.	224,575	929,102
Fisher & Paykel Healthcare Corp. Ltd.	210,110	2,075,957
Fletcher Building Ltd.	246,054	1,422,237
Freightways Ltd.	102,809	608,712
Infratil Ltd.	217,681	523,594
Kiwi Property Group Ltd.	487,567	497,971
Mercury NZ Ltd.	313,002	799,202

Security	Shares	Value
Meridian Energy Ltd.	371,470	$797,282
Precinct Properties New Zealand Ltd.	515,412	503,522
Ryman Healthcare Ltd.	146,764	1,189,389
Sky Network Television Ltd.	141,409	304,551
SKYCITY Entertainment Group Ltd.	244,647	751,412
Spark New Zealand Ltd.	629,291	1,672,000
Trade Me Group Ltd.	160,512	534,577
Xero Ltd.[b]	47,555	1,196,645
Z Energy Ltd.[a]	144,107	815,900

		19,301,203
NORWAY — 0.56%
Aker ASA Class A	16,345	939,013
Aker BP ASA	48,120	1,397,908
Aker Solutions ASA[a,b]	75,687	437,776
Atea ASA	61,893	964,319
Austevoll Seafood ASA	67,091	529,645
Bakkafrost P/F	21,292	870,397
Borregaard ASA	72,173	646,861
DNB ASA	335,605	6,837,750
DNO ASA[b]	374,193	480,641
Gjensidige Forsikring ASA	82,434	1,561,417
Golden Ocean Group Ltd.[a,b]	44,688	399,068
Leroy Seafood Group ASA	154,477	790,869
Marine Harvest ASA	145,021	2,521,143
Norsk Hydro ASA	508,902	3,725,791
Norwegian Air Shuttle ASA[a,b]	21,798	641,477
Norwegian Finans Holding ASA[b]	63,846	731,921
Norwegian Property ASA	431,082	610,994
Orkla ASA	303,629	3,173,029
Otello Corp. ASA[b]	91,460	287,142
Salmar ASA	26,238	716,424
Schibsted ASA Class B	36,723	1,112,267
SpareBank 1 SMN	102,565	1,167,774
Statoil ASA	388,728	9,115,204
Storebrand ASA	186,261	1,676,186
Subsea 7 SA	99,334	1,552,842
Telenor ASA	264,785	6,226,137
TGS Nopec Geophysical Co. ASA	43,365	1,093,404
Yara International ASA	62,697	3,026,098

		53,233,497
PAKISTAN — 0.04%
Engro Corp. Ltd./Pakistan	165,400	452,237

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Habib Bank Ltd.	338,400	$594,095
Hub Power Co. Ltd. (The)	507,000	453,164
Lucky Cement Ltd.	80,100	445,897
MCB Bank Ltd.	288,900	592,282
Oil & Gas Development Co. Ltd.	247,700	368,900
Pakistan State Oil Co. Ltd.	107,576	307,411
United Bank Ltd./Pakistan	385,100	674,722

		3,888,708
PERU — 0.09%
Cia. de Minas Buenaventura SAA ADR	73,124	1,128,303
Credicorp Ltd.	23,899	5,535,725
Southern Copper Corp.	42,032	2,040,654

		8,704,682
PHILIPPINES — 0.24%
Aboitiz Equity Ventures Inc.	709,890	1,062,759
Aboitiz Power Corp.	633,500	506,306
Ayala Corp.	103,765	2,123,845
Ayala Land Inc.	2,815,300	2,428,402
Bank of the Philippine Islands	331,747	770,843
BDO Unibank Inc.	935,760	2,790,863
Bloomberry Resorts Corp.[b]	1,677,500	401,554
DMCI Holdings Inc.	1,664,400	467,200
DoubleDragon Properties Corp.[b]	300,800	223,988
Globe Telecom Inc.	13,840	512,593
GT Capital Holdings Inc.	36,400	954,347
International Container Terminal Services Inc.	223,020	493,426
JG Summit Holdings Inc.	1,048,952	1,564,227
Jollibee Foods Corp.	167,040	927,349
Manila Water Co. Inc.	648,700	357,860
Metro Pacific Investments Corp.	5,399,700	679,962
Metropolitan Bank & Trust Co.	318,997	618,717
PLDT Inc.	32,130	982,689
SM Investments Corp.	88,490	1,768,075
SM Prime Holdings Inc.	3,176,200	2,284,635
Universal Robina Corp.	328,480	1,032,823

		22,952,463
POLAND — 0.32%
Alior Bank SAb	35,103	900,698
Asseco Poland SA	43,084	600,709
Bank Handlowy w Warszawie SA	15,734	399,937
Bank Millennium SAb	246,083	708,221

Security	Shares	Value
Bank Pekao SA	51,240	$2,089,765
Bank Zachodni WBK SA	13,022	1,641,330
CCC SA	12,301	1,062,429
CD Projekt SA	30,232	1,052,431
Cyfrowy Polsat SA	80,564	581,709
Enea SA	108,637	358,298
Eurocash SA	43,228	349,747
Globe Trade Centre SA	148,300	436,150
Grupa Azoty SA	18,446	391,373
Grupa Lotos SA	46,222	823,956
Jastrzebska Spolka Weglowa SAb	20,888	608,800
KGHM Polska Miedz SA	49,221	1,625,584
LPP SA	448	1,308,157
mBank SAb	5,741	878,672
Netia SA	364,290	578,325
Orange Polska SAb	257,637	473,955
PGE Polska Grupa Energetyczna SAb	296,172	1,056,805
Polski Koncern Naftowy ORLEN SA	108,535	3,534,016
Polskie Gornictwo Naftowe i Gazownictwo SA	722,564	1,422,490
Powszechna Kasa Oszczednosci Bank Polski SAb	321,580	4,406,501
Powszechny Zaklad Ubezpieczen SA	220,703	3,029,517
Tauron Polska Energia SAb	435,979	396,440

		30,716,015
PORTUGAL — 0.14%
Banco Comercial Portugues SAb	3,935,473	1,579,133
CTT-Correios de Portugal SAa	134,882	579,701
EDP – Energias de Portugal SA	829,924	2,924,841
Galp Energia SGPS SA	164,221	3,144,370
Jeronimo Martins SGPS SA	109,801	2,346,540
NOS SGPS SA	171,804	1,173,927
Sonae SGPS SA	676,135	1,089,088

		12,837,600
QATAR — 0.13%
Barwa Real Estate Co.	57,652	600,213
Commercial Bank PQSC (The)[b]	100,701	772,501
Doha Bank QPSC	14,844	134,003

SCHEDULES OF INVESTMENTS	121

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Ezdan Holding Group QSC	356,127	$1,129,849
Industries Qatar QSC	58,607	1,759,816
Masraf Al Rayan QSC	157,048	1,738,285
Ooredoo QPSC	35,345	924,780
Qatar Electricity & Water Co. QSC	16,725	889,174
Qatar Gas Transport Co. Ltd.	48,220	247,573
Qatar Insurance Co. SAQ	62,001	866,315
Qatar Islamic Bank SAQ	32,110	863,099
Qatar National Bank QPSC	59,343	2,198,130
Vodafone Qatar QSC[b]	240,350	464,238

		12,587,976
RUSSIA — 0.54%
Gazprom PJSC ADR	1,917,899	9,647,032
LSR Group PJSC GDR[e]	340,685	1,025,462
Lukoil PJSC ADR	153,341	10,097,505
Magnit PJSC GDR[e]	104,370	2,348,325
Mechel PJSC[b]	132,210	667,661
Mobile TeleSystems PJSC ADR	216,603	2,629,561
Novatek PJSC GDR[e]	37,674	5,014,409
PhosAgro PJSC GDR[e]	108,391	1,717,997
Sberbank of Russia PJSC ADR	827,106	16,666,186
Sistema PJSC FC GDR[e]	261,680	1,178,083
TMK PJSC GDR[e]	119,780	718,680

		51,710,901
SINGAPORE — 0.95%
Ascendas REIT	712,095	1,501,209
Ascott Residence Trust[a]	599,372	576,847
Cache Logistics Trust[a]	1,966,462	1,299,259
CapitaLand Commercial Trust	753,257	1,075,917
CapitaLand Ltd.	842,600	2,471,421
CapitaLand Mall Trust	689,400	1,105,820
CapitaLand Retail China Trust[a]	572,740	739,330
CDL Hospitality Trusts	928,400	1,290,626
City Developments Ltd.	144,900	1,467,594
ComfortDelGro Corp. Ltd.	790,000	1,267,186
DBS Group Holdings Ltd.	619,700	12,496,242
ESR-REIT	2,486,300	1,120,468
First REIT[a]	972,900	1,047,807
First Resources Ltd.[a]	308,800	448,152
Frasers Centrepoint Trust[a]	354,600	614,835
Frasers Commercial Trust	869,200	969,319
Genting Singapore PLC	2,149,300	2,216,281
Golden Agri-Resources Ltd.	2,461,500	714,459
Hutchison Port Holdings Trust	1,958,800	812,902

Security	Shares	Value
Indofood Agri Resources Ltd.	863,800	$263,917
Jardine Cycle & Carriage Ltd.	50,922	1,553,098
Keppel Corp. Ltd.	477,400	3,161,517
Keppel Infrastructure Trust[a]	2,161,200	940,944
Keppel REIT[a]	635,360	626,042
Lippo Malls Indonesia Retail Trust	2,435,200	781,228
M1 Ltd./Singapore[a]	293,300	414,455
Mapletree Commercial Trust	610,236	787,732
Mapletree Industrial Trust	591,900	958,469
Mapletree Logistics Trust	660,990	691,687
NetLink NBN Trust[a,b]	1,529,400	969,601
OUE Hospitality Trust	1,075,166	735,009
Oversea-Chinese Banking Corp. Ltd.	1,070,150	10,569,080
Parkway Life REIT[a]	379,700	875,874
Sabana Shari’ah Compliant Industrial REIT	2,251,488	696,496
SATS Ltd.	251,700	1,063,169
SembCorp Industries Ltd.[a]	306,800	796,761
Sembcorp Marine Ltd.[a]	270,900	517,301
Singapore Airlines Ltd.	181,700	1,569,681
Singapore Exchange Ltd.	230,100	1,441,201
Singapore Post Ltd.	602,700	593,861
Singapore Technologies Engineering Ltd.	524,500	1,350,111
Singapore Telecommunications Ltd.	2,547,800	6,889,102
Starhill Global REIT[a]	1,224,800	720,361
StarHub Ltd.[a]	219,100	483,653
Suntec REIT[a]	736,500	1,164,494
United Engineers Ltd.	261,300	526,911
United Overseas Bank Ltd.	447,400	9,373,802
UOL Group Ltd.	209,200	1,462,099
Venture Corp. Ltd.	107,800	1,898,769
Wilmar International Ltd.	506,200	1,237,275
Wing Tai Holdings Ltd.[a]	199,000	367,843
Yangzijiang Shipbuilding Holdings Ltd.	944,300	1,154,048

		89,871,265
SOUTH AFRICA — 1.64%
Adcock Ingram Holdings Ltd.	71,329	393,898
Aeci Ltd.	68,023	590,072
African Rainbow Minerals Ltd.	50,827	547,919
Anglo American Platinum Ltd.[b]	24,505	732,648

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
AngloGold Ashanti Ltd.	156,908	$1,740,375
Aspen Pharmacare Holdings Ltd.	138,511	3,157,800
AVI Ltd.	120,799	1,093,359
Barclays Africa Group Ltd.	236,282	3,583,905
Barloworld Ltd.	83,296	1,184,015
Bid Corp. Ltd.	121,240	2,707,893
Bidvest Group Ltd. (The)	121,794	2,564,252
Brait SEb	159,397	518,179
Capitec Bank Holdings Ltd.	16,363	1,103,292
Clicks Group Ltd.	102,770	1,478,745
Coronation Fund Managers Ltd.	103,508	686,581
Discovery Ltd.	135,860	1,931,990
Emira Property Fund Ltd.	503,808	627,546
Exxaro Resources Ltd.	88,294	1,064,176
FirstRand Ltd.	1,159,268	6,492,584
Fortress REIT Ltd. Series B	473,429	1,199,347
Foschini Group Ltd. (The)	81,325	1,325,651
Gold Fields Ltd.	331,475	1,420,677
Growthpoint Properties Ltd.	731,144	1,709,364
Harmony Gold Mining Co. Ltd.	213,211	357,693
Hyprop Investments Ltd.	91,921	898,018
Impala Platinum Holdings Ltd.[b]	223,954	685,607
Imperial Holdings Ltd.	50,992	1,219,642
Investec Ltd.	93,360	730,526
JSE Ltd.	58,497	925,212
Kumba Iron Ore Ltd.	25,293	764,983
Liberty Holdings Ltd.	57,001	629,597
Life Healthcare Group Holdings Ltd.	495,879	1,139,284
Massmart Holdings Ltd.	37,417	436,100
Metair Investments Ltd.	321,354	575,656
MMI Holdings Ltd./South Africa	353,174	674,299
Mondi Ltd.	44,467	1,184,726
Mr. Price Group Ltd.	87,400	2,105,182
MTN Group Ltd.	583,361	6,455,722
Murray & Roberts Holdings Ltd.	299,595	302,780
Nampak Ltd.[b]	328,619	422,060
Naspers Ltd. Class N	153,805	43,814,493
Nedbank Group Ltd.	77,646	1,726,440
NEPI Rockcastle PLC	136,217	1,845,863
Netcare Ltd.	393,406	863,099
Northam Platinum Ltd.[b]	139,330	606,428
Omnia Holdings Ltd.	38,248	469,751
Pick n Pay Stores Ltd.	170,792	981,852

Security	Shares	Value
Pioneer Foods Group Ltd.	51,618	$567,749
PPC Ltd.[b]	817,683	557,805
PSG Group Ltd.	49,515	925,767
Rand Merchant Investment Holdings Ltd.	303,679	1,133,769
Redefine Properties Ltd.	1,631,782	1,486,968
Remgro Ltd.	185,711	3,695,060
Resilient REIT Ltd.	110,108	1,079,404
Reunert Ltd.	108,692	683,344
RMB Holdings Ltd.	237,227	1,574,354
Sanlam Ltd.	505,128	3,752,167
Sappi Ltd.	200,746	1,442,987
Sasol Ltd.	191,232	6,878,635
Shoprite Holdings Ltd.	159,326	3,310,975
Sibanye Gold Ltd.	692,188	808,561
SPAR Group Ltd. (The)	74,041	1,278,316
Standard Bank Group Ltd.	446,019	7,537,482
Sun International Ltd./South Africa[b]	99,670	557,539
Super Group Ltd./South Africa[b]	205,792	777,326
Telkom SA SOC Ltd.	110,172	478,313
Tiger Brands Ltd.	57,291	2,224,331
Tongaat Hulett Ltd.	44,603	431,652
Truworths International Ltd.	164,783	1,360,037
Vodacom Group Ltd.	213,900	2,945,375
Wilson Bayly Holmes-Ovcon Ltd.	41,677	558,969
Woolworths Holdings Ltd./South Africa	354,395	1,915,278

		155,631,444
SOUTH KOREA — 3.58%
Amicogen Inc.[b]	6,086	297,504
AmorePacific Corp.	11,407	3,199,322
AMOREPACIFIC Group	10,762	1,431,104
Asiana Airlines Inc.[b]	91,888	465,528
BGF Co. Ltd.	8,112	116,607
BGF retail Co. Ltd.[b]	3,466	714,070
BH Co. Ltd.[b]	14,127	258,634
Binggrae Co. Ltd.	7,961	492,787
BNK Financial Group Inc.	76,798	762,334
Celltrion Healthcare Co. Ltd.[a,b]	12,596	1,616,006
Celltrion Inc.[b]	28,831	8,523,619
Chabiotech Co. Ltd.[a,b]	61,738	2,246,122
Cheil Worldwide Inc.	28,285	562,866
CJ CGV Co. Ltd.	11,049	789,473

SCHEDULES OF INVESTMENTS	123

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
CJ CheilJedang Corp.	2,845	$955,127
CJ Corp.	5,191	894,455
CJ E&M Corp.[b]	8,607	728,635
CJ Logistics Corp.[b]	3,627	492,499
CJ O Shopping Co. Ltd.[b]	2,198	462,509
Com2uSCorp.	5,678	774,720
Cosmax Inc.	3,828	462,436
Coway Co. Ltd.	19,224	1,713,841
Daelim Industrial Co. Ltd.	9,985	760,201
Daesang Corp.	16,582	415,385
Daewoo Engineering & Construction Co. Ltd.[b]	57,222	332,234
DB Insurance Co. Ltd.	18,307	1,241,211
DGB Financial Group Inc.	62,328	723,760
Dong-A Socio Holdings Co. Ltd.	3,060	425,537
Dong-A ST Co. Ltd.	4,752	529,558
Dongkuk Steel Mill Co. Ltd.	27,857	316,957
Dongwon Industries Co. Ltd.	1,140	359,236
Doosan Heavy Industries & Construction Co. Ltd.	22,461	357,575
Doosan Infracore Co. Ltd.[a,b]	54,058	559,387
E-MART Inc.	7,366	2,007,310
Ecopro Co. Ltd.[b]	9,763	367,078
EO Technics Co. Ltd.	4,314	375,710
Fila Korea Ltd.	8,093	654,807
Gamevil Inc.[a,b]	3,205	203,792
GemVax & Kael Co. Ltd.[b]	34,818	487,455
Grand Korea Leisure Co. Ltd.	19,992	570,077
Green Cross Corp./South Korea	2,866	634,742
Green Cross Holdings Corp.	17,415	693,110
GS Engineering & Construction Corp.[b]	17,540	546,149
GS Holdings Corp.	18,879	1,226,954
GS Retail Co. Ltd.	11,664	425,446
Halla Holdings Corp.	5,865	330,639
Hana Financial Group Inc.	103,555	5,052,409
Hana Tour Service Inc.	6,930	726,844
Handsome Co. Ltd.	18,395	557,268
Hanjin Kal Corp.[b]	25,940	563,570
Hankook Tire Co. Ltd.	27,083	1,356,876
Hanmi Pharm Co. Ltd.[b]	2,428	1,357,415
Hanmi Science Co. Ltd.[b]	7,052	693,412
Hanon Systems	76,582	935,895
Hanssem Co. Ltd.	4,350	694,550
Hanwha Chemical Corp.[b]	38,016	1,253,138

Security	Shares	Value
Hanwha Corp.	21,652	$953,998
Hanwha Life Insurance Co. Ltd.	102,085	717,946
Hanwha Techwin Co. Ltd.[b]	15,554	490,136
HLB Inc.[b]	11,772	512,617
Hotel Shilla Co. Ltd.	13,884	1,209,170
Huchems Fine Chemical Corp.	17,071	406,053
Hyosung Corp.	7,647	966,751
Hyundai Construction Equipment Co. Ltd.[b]	2,348	447,458
Hyundai Department Store Co. Ltd.	7,160	697,326
Hyundai Development Co. Engineering & Construction	24,647	1,022,486
Hyundai Electric & Energy System Co. Ltd.[b]	2,760	317,910
Hyundai Engineering & Construction Co. Ltd.	27,784	1,116,199
Hyundai Glovis Co. Ltd.	7,345	959,524
Hyundai Greenfood Co. Ltd.	34,130	514,579
Hyundai Heavy Industries Co. Ltd.[b]	10,800	1,405,815
Hyundai Home Shopping Network Corp.	4,343	486,013
Hyundai Livart Furniture Co. Ltd.	13,351	363,828
Hyundai Marine & Fire Insurance Co. Ltd.	25,028	1,086,340
Hyundai Merchant Marine Co. Ltd.[b]	66,773	288,890
Hyundai Mipo Dockyard Co. Ltd.[b]	4,755	496,495
Hyundai Mobis Co. Ltd.	23,596	5,468,942
Hyundai Motor Co.	57,609	8,739,671
Hyundai Robotics Co. Ltd.[b]	3,421	1,464,060
Hyundai Steel Co.	26,237	1,400,486
Hyundai Wia Corp.	7,772	450,519
iMarketKorea Inc.	31,049	295,123
Industrial Bank of Korea[b]	84,336	1,314,973
Interflex Co. Ltd.[b]	6,180	204,293
iNtRON Biotechnology Inc.[b]	6,801	298,382
It’s Hanbul Co. Ltd.[a]	4,572	271,447
JB Financial Group Co. Ltd.	67,409	416,631
JW Pharmaceutical Corp.	8,278	386,051
Kakao Corp.[a]	15,670	2,054,408
Kangwon Land Inc.	43,149	1,311,219

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
KB Financial Group Inc.[b]	137,978	$8,695,902
KCC Corp.	2,289	901,367
KEPCO Plant Service & Engineering Co. Ltd.	11,527	452,293
Kia Motors Corp.	90,644	2,941,251
KIWOOM Securities Co. Ltd.[a]	5,720	573,152
Kolon Industries Inc.	6,684	509,508
Kolon Life Science Inc.	5,100	481,416
Komipharm International Co. Ltd.[b]	19,321	724,639
Korea Aerospace Industries Ltd. Class A	25,090	1,235,880
Korea Electric Power Corp.[b]	87,278	2,921,935
Korea Gas Corp.[b]	10,654	492,368
Korea Investment Holdings Co. Ltd.	16,682	1,365,367
Korea Kolmar Co. Ltd.	7,671	642,932
Korea Kolmar Holdings Co. Ltd.	6,745	324,033
Korea Zinc Co. Ltd.	3,149	1,518,692
Korean Air Lines Co. Ltd.[b]	20,030	723,095
Korean Reinsurance Co.	56,517	645,697
KT Skylife Co. Ltd.	26,440	362,734
KT&G Corp.	43,007	4,289,222
Kumho Petrochemical Co. Ltd.	6,347	612,203
Kumho Tire Co. Inc.[b]	72,319	402,957
Kwangju Bank Co. Ltd.	53,264	635,966
L&F Co. Ltd.	7,695	294,368
LF Corp.	28,144	902,685
LG Chem Ltd.	16,144	6,531,075
LG Corp.	32,800	2,736,789
LG Display Co. Ltd.	82,409	2,484,965
LG Electronics Inc.	37,038	3,555,176
LG Hausys Ltd.	4,280	366,737
LG Household & Health Care Ltd.	3,312	3,650,535
LG Innotek Co. Ltd.	6,495	763,331
LG International Corp.	14,079	394,874
Lotte Chemical Corp.	5,366	2,110,521
Lotte Chilsung Beverage Co. Ltd.	210	298,132
Lotte Confectionery Co. Ltd.[b]	1,268	207,801
Lotte Corp.	10,829	707,837
LOTTE Fine Chemical Co. Ltd.	10,039	722,007
Lotte Food Co. Ltd.	533	317,948
Lotte Shopping Co. Ltd.	3,922	886,981

Security	Shares	Value
LS Corp.	7,188	$531,771
LS Industrial Systems Co. Ltd.	7,890	509,080
Mando Corp.	2,869	745,561
Medipost Co. Ltd.[b]	5,623	605,558
Medy-Tox Inc.	2,015	1,147,277
Meritz Fire & Marine Insurance Co. Ltd.	33,444	779,843
Mirae Asset Daewoo Co. Ltd.	132,273	1,393,521
Namyang Dairy Products Co. Ltd.	626	409,771
NAVER Corp.	9,755	8,313,012
NCsoft Corp.	6,867	2,842,360
Netmarble Games Corp.[b,c]	6,421	1,046,265
Nexen Tire Corp.	27,204	319,717
NH Investment & Securities Co. Ltd.	53,793	846,301
NHN Entertainment Corp.[b]	10,577	819,139
NongShim Co. Ltd.	1,314	398,070
OCI Co. Ltd.	6,259	990,561
Orion Corp./Republic of Korea[b]	9,592	1,050,957
Orion Holdings Corp.	19,795	505,140
Osstem Implant Co. Ltd.[b]	4,786	258,606
Paradise Co. Ltd.[a]	24,618	545,222
Poongsan Corp.	12,229	576,035
POSCO	25,456	9,070,570
Posco Daewoo Corp.	16,586	374,325
S-1 Corp.	7,621	709,395
S-Oil Corp.	16,215	1,867,720
Samsung Biologics Co. Ltd.[b,c]	6,860	2,816,978
Samsung C&T Corp.	26,590	3,535,871
Samsung Card Co. Ltd.	10,661	388,862
Samsung Electro-Mechanics Co. Ltd.	20,734	2,067,866
Samsung Electronics Co. Ltd.	34,052	79,561,493
Samsung Engineering Co. Ltd.[b]	50,025	819,813
Samsung Fire & Marine Insurance Co. Ltd.	11,383	3,080,664
Samsung Heavy Industries Co. Ltd.[b]	87,597	753,867
Samsung Life Insurance Co. Ltd.	24,618	2,973,940
Samsung SDI Co. Ltd.	20,026	3,694,453
Samsung SDS Co. Ltd.	12,367	2,970,582
Samsung Securities Co. Ltd.	32,132	1,310,436
Seah Besteel Corp.	10,724	318,853

SCHEDULES OF INVESTMENTS	125

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Seegene Inc.[b]	17,013	$608,603
Seoul Semiconductor Co. Ltd.	27,329	627,017
SFA Engineering Corp.	14,297	517,469
Shinhan Financial Group Co. Ltd.[b]	145,296	7,252,214
Shinsegae Inc.	2,878	924,431
SillaJen Inc.[b]	19,274	1,911,426
SK Chemicals Co. Ltd.	5,276	251,485
SK Chemicals Co. Ltd./New[b]	3,947	425,064
SK Holdings Co. Ltd.	11,612	3,463,428
SK Hynix Inc.	204,646	14,085,762
SK Innovation Co. Ltd.	22,237	4,258,526
SK Networks Co. Ltd.	60,943	370,960
SK Telecom Co. Ltd.	7,240	1,800,084
SKC Co. Ltd.	13,453	570,699
SM Entertainment Co.[b]	23,294	842,017
Sungwoo Hitech Co. Ltd.	74,772	493,649
Tongyang Life Insurance Co. Ltd.	39,454	290,774
ViroMed Co. Ltd.[b]	7,120	1,780,250
Whanin Pharmaceutical Co. Ltd.	39,366	905,029
Woori Bank	139,344	2,198,760
YG Entertainment Inc.	23,583	653,703
Youngone Corp.[b]	12,889	385,034
Youngone Holdings Co. Ltd.	8,314	438,337
Yuhan Corp.	3,453	753,429
Yungjin Pharmaceutical Co. Ltd.[b]	38,733	356,191

		339,729,791
SPAIN — 2.20%
Abertis Infraestructuras SA	256,646	6,240,873
Acciona SA	13,476	1,224,497
Acerinox SA	69,445	1,024,725
ACS Actividades de Construccion y Servicios SA	86,480	3,475,450
Aena SME SAc	25,064	5,478,161
Almirall SAa	39,960	435,079
Amadeus IT Group SA	153,680	11,961,604
Applus Services SA	76,807	1,114,699
Atresmedia Corp. de Medios de Comunicacion SAa	52,043	545,566
Axiare Patrimonio SOCIMI SA	61,357	1,343,736
Banco Bilbao Vizcaya Argentaria SA	2,312,531	21,802,171
Banco de Sabadell SA	1,905,535	4,543,494

Security	Shares	Value
Banco Santander SA	5,601,290	$41,748,234
Bankia SA	379,936	1,931,086
Bankinter SA	253,811	2,928,507
CaixaBank SA	1,293,752	7,006,026
Cellnex Telecom SAa,c	73,023	1,978,563
Construcciones y Auxiliar de Ferrocarriles SA	16,628	776,788
Corp Financiera Alba SA	12,484	782,263
Distribuidora Internacional de Alimentacion SA	204,179	1,093,986
Ebro Foods SA	37,529	927,555
Endesa SA	108,245	2,440,717
Euskaltel SAc	71,656	624,858
Faes Farma SA	240,449	877,651
Faes Farma SA New[b]	8,136	29,697
Ferrovial SA	171,251	3,941,383
Fomento de Construcciones y Contratas SAb	39,403	468,774
Gas Natural SDG SA	119,360	2,766,429
Grifols SA	112,297	3,624,655
Grupo Catalana Occidente SA	22,531	1,058,164
Hispania Activos Inmobiliarios SOCIMI SA	65,308	1,370,873
Iberdrola SA	1,915,821	15,651,551
Iberdrola SA New[b]	36,783	300,504
Indra Sistemas SAb	70,785	1,044,057
Industria de Diseno Textil SA	371,671	13,367,079
Inmobiliaria Colonial SOCIMI SA	125,636	1,407,817
International Consolidated Airlines Group SA	261,178	2,381,654
Liberbank SAb	1,019,406	572,990
Mapfre SA	437,412	1,558,977
Mediaset Espana Comunicacion SA	73,092	829,323
Merlin Properties SOCIMI SA	145,619	2,102,483
NH Hotel Group SA	125,105	955,358
Prosegur Cia. de Seguridad SA	130,634	1,090,340
Red Electrica Corp. SA	132,574	2,819,181
Repsol SA	429,640	8,111,323
Siemens Gamesa Renewable Energy SAa	99,295	1,554,869
Talgo SAa,c	80,507	469,365
Tecnicas Reunidas SAa	24,433	835,203
Telefonica SA	1,568,294	16,123,910

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Viscofan SA	19,326	$1,355,444
Zardoya Otis SA	91,649	1,050,380

		209,148,072
SWEDEN — 2.09%
AAK AB	11,936	1,113,895
AF AB Class B	42,478	1,022,133
Alfa Laval AB	109,714	2,887,247
Arjo AB Class Bb	86,690	284,754
Assa Abloy AB Class B	356,620	7,922,871
Atlas Copco AB Class A	234,284	11,021,445
Atlas Copco AB Class B	135,377	5,667,064
Axfood AB	52,292	1,054,561
Betsson AB	53,725	437,351
BillerudKorsnas AB	69,804	1,077,565
Boliden AB	104,870	3,815,882
Bonava AB Class B	44,458	635,640
Castellum AB	105,573	1,825,299
Clas Ohlson AB Class B	44,413	618,033
Com Hem Holding AB	93,212	1,625,825
Dometic Group ABc	128,696	1,396,002
Electrolux AB Class B	87,534	3,100,383
Elekta AB Class B	143,601	1,375,586
Essity AB Class Bb	214,834	6,455,003
Evolution Gaming Group ABc	12,301	957,675
Fabege AB	62,837	1,378,422
Fastighets AB Balder Class Bb	50,762	1,357,186
Fingerprint Cards AB Class Ba,b	154,819	240,118
Getinge AB Class B	86,690	1,190,891
Hennes & Mauritz AB Class B	328,609	5,829,573
Hexagon AB Class B	93,196	5,568,385
Hexpol AB	101,751	1,095,302
Holmen AB Class B	20,140	1,064,116
Hufvudstaden AB Class A	56,054	904,914
Husqvarna AB Class B	155,274	1,625,390
ICA Gruppen ABa	28,610	1,121,161
Industrivarden AB Class C	66,940	1,788,873
Indutrade AB	43,280	1,338,983
Intrum Justitia ABa	35,656	1,327,368
Investor AB Class B	158,290	7,760,835
JM AB	32,372	731,971
Kindred Group PLC	96,857	1,622,813
Kinnevik AB Class B	89,211	3,264,274
Kungsleden AB	149,159	1,059,657
L E Lundbergforetagen AB Class B	15,760	1,276,130

Security	Shares	Value
Lindab International AB	65,618	$579,781
Loomis AB Class B	29,679	1,190,259
Lundin Petroleum ABb	73,387	1,833,624
Mekonomen AB	22,978	421,851
Millicom International Cellular SA SDR	25,459	1,904,279
Modern Times Group MTG AB Class B	24,518	1,128,118
Mycronic ABa	33,796	382,730
NCC AB Class B	37,406	744,358
NetEnt AB	82,109	467,701
Nibe Industrier AB Class B	156,183	1,525,143
Nobia AB	56,123	454,800
Nordea Bank AB	1,045,210	12,939,872
Oriflame Holding AG	17,721	795,973
Peab AB	79,240	681,982
Ratos AB Class B	100,160	473,096
Saab AB Class B	27,383	1,316,071
Sandvik AB	408,912	8,077,242
Securitas AB Class B	124,980	2,320,750
Skandinaviska Enskilda Banken AB Class A	508,065	6,438,703
Skanska AB Class B	127,438	2,598,408
SKF AB Class B	132,339	3,281,306
SSAB AB Class Aa,b	125,746	800,311
SSAB AB Class Bb	136,701	713,223
Svenska Cellulosa AB SCA Class B	220,874	2,292,962
Svenska Handelsbanken AB Class A	527,771	7,703,730
Swedbank AB Class A	309,800	7,943,691
Swedish Match AB	68,324	2,776,628
Swedish Orphan Biovitrum ABb	77,839	1,372,551
Tele2 AB Class B	142,777	1,791,597
Telefonaktiebolaget LM Ericsson Class B	1,077,873	6,943,838
Telia Co. AB	807,138	4,064,206
Thule Group ABc	56,854	1,299,293
Trelleborg AB Class B	88,791	2,377,331
Volvo AB Class B	542,002	11,099,500
Wallenstam AB Class B	104,534	992,837
Wihlborgs Fastigheter AB	47,263	1,153,519

		198,721,840
SWITZERLAND — 5.17%
ABB Ltd. Registered	660,693	18,443,399

SCHEDULES OF INVESTMENTS	127

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Adecco Group AG Registered	54,640	$4,502,392
Allreal Holding AG Registered	7,631	1,329,022
ams AGa	23,119	2,135,822
Aryzta AGa	34,139	920,681
Ascom Holding AG Registered	50,660	1,313,367
Baloise Holding AG Registered	16,998	2,784,849
Banque Cantonale Vaudoise Registered	865	728,588
Barry Callebaut AG Registered	810	1,660,779
Basilea Pharmaceutica AG Registered[a,b]	7,558	613,437
BKW AG	16,685	1,066,146
Bucher Industries AG Registered	3,188	1,462,996
Burckhardt Compression Holding AGa	2,144	798,465
Cembra Money Bank AG	15,735	1,554,711
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	368	2,307,917
Chocoladefabriken Lindt & Spruengli AG Registered	34	2,545,611
Cie. Financiere Richemont SA Class A Registered	181,088	17,399,720
Clariant AG Registered	108,955	3,122,377
COSMO Pharmaceuticals NVa	4,620	688,825
Credit Suisse Group AG Registered	839,572	16,220,647
dormakaba Holding AG Class B	1,527	1,406,923
Dufry AG Registered[b]	12,684	1,974,370
EFG International AG	51,630	580,949
Emmi AG	1,065	808,832
EMS-Chemie Holding AG Registered	3,194	2,350,146
Flughafen Zurich AG	7,332	1,870,859
Forbo Holding AG Registered	548	927,874
GAM Holding AG	65,033	1,222,867
Geberit AG Registered	13,020	6,176,657
Georg Fischer AG Registered	1,607	2,330,288
Givaudan SA Registered	3,058	7,368,675
Helvetia Holding AG Registered	2,329	1,389,232
Huber & Suhner AG Registered	14,265	833,250
Idorsia Ltd.[b]	52,250	1,624,381
Implenia AG Registered	13,152	955,699
Julius Baer Group Ltd.	75,672	5,201,636

Security	Shares	Value
Kudelski SA Bearer[a]	47,895	$602,809
Kuehne + Nagel International AG Registered	18,058	3,319,828
LafargeHolcim Ltd. Registered	157,397	9,651,064
Leonteq AGa,b	5,163	322,687
Logitech International SA Registered	66,436	2,791,513
Lonza Group AG Registered	28,296	7,880,631
Meyer Burger Technology AGa,b	193,189	392,363
Mobilezone Holding AGa	111,167	1,437,422
Mobimo Holding AG Registered	5,675	1,587,242
Nestle SA Registered	1,073,382	92,858,628
Novartis AG Registered	761,334	68,959,039
OC Oerlikon Corp. AG Registered	87,408	1,561,797
Panalpina Welttransport Holding AG Registered[a]	6,289	1,042,529
Pargesa Holding SA Bearer	13,138	1,199,888
Partners Group Holding AG	6,281	4,888,450
PSP Swiss Property AG Registered	14,368	1,415,007
Roche Holding AG	244,268	60,291,838
Schindler Holding AG Participation Certificates	10,133	2,544,150
Schindler Holding AG Registered	11,656	2,841,275
Schmolz + Bickenbach AG Registered[b]	551,753	474,830
Schweiter Technologies AG Bearer	732	918,150
SGS SA Registered	1,717	4,623,119
Sika AG Bearer	785	6,810,483
Sonova Holding AG Registered	18,588	3,001,354
St Galler Kantonalbank AG Registered	1,888	1,060,172
Straumann Holding AG Registered	3,995	3,055,556
Sulzer AG Registered	5,917	842,740
Sunrise Communications Group AGc	14,950	1,407,191
Swatch Group AG (The) Bearer	9,703	4,451,731
Swatch Group AG (The) Registered	25,296	2,189,182
Swiss Life Holding AG Registered	11,604	4,362,735

128	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Swiss Prime Site AG Registered	16,855	$1,631,831
Swiss Re AG	104,425	10,312,193
Swisscom AG Registered	7,571	4,140,594
Swissquote Group Holding SA Registered	29,701	1,469,714
Tecan Group AG Registered	7,023	1,557,813
Temenos Group AG Registered	28,218	3,903,652
u-blox Holding AG	4,533	951,364
UBS Group AG	1,253,524	25,485,804
Valiant Holding AG Registered	10,197	1,232,942
VAT Group AGc	10,272	1,644,227
Vifor Pharma AG	17,269	2,545,023
Vontobel Holding AG Registered	14,597	1,055,990
Zurich Insurance Group AG	50,942	16,763,294

		490,102,233
TAIWAN — 2.97%
Acer Inc.	1,045,148	991,520
Advanced Semiconductor Engineering Inc.	2,296,916	3,262,676
Advantech Co. Ltd.	132,608	1,037,369
Airtac International Group	64,496	1,024,571
AmTRAN Technology Co. Ltd.	965,000	577,765
Asia Cement Corp.	741,329	764,335
Asustek Computer Inc.	227,000	2,188,571
AU Optronics Corp.	3,141,000	1,497,998
BES Engineering Corp.	3,562,000	953,272
Capital Securities Corp.	1,931,000	788,420
Catcher Technology Co. Ltd.	234,000	2,681,580
Cathay Financial Holding Co. Ltd.	2,827,629	5,297,166
Chailease Holding Co. Ltd.	432,988	1,457,382
Chang Hwa Commercial Bank Ltd.	1,573,394	923,128
Cheng Loong Corp.	1,443,000	787,212
Cheng Shin Rubber Industry Co. Ltd.	616,500	1,074,547
Cheng Uei Precision Industry Co. Ltd.	388,000	611,710
Chicony Electronics Co. Ltd.	235,719	621,133
Chin-Poon Industrial Co. Ltd.	282,000	524,417
China Airlines Ltd.[b]	1,567,000	650,553
China Bills Finance Corp.	1,951,000	1,040,917
China Development Financial Holding Corp.	6,889,000	2,529,114

Security	Shares	Value
China Life Insurance Co. Ltd./Taiwan	1,153,932	$1,187,763
China Man-Made Fiber Corp.[b]	2,957,800	970,186
China Petrochemical Development Corp.[b]	1,027,050	537,390
China Steel Chemical Corp.	126,000	616,047
China Steel Corp.	3,910,575	3,340,938
China Synthetic Rubber Corp.	636,583	1,073,512
Chipbond Technology Corp.	385,000	890,326
Chroma ATE Inc.	190,000	1,082,157
Chunghwa Telecom Co. Ltd.	1,233,000	4,590,091
CMC Magnetics Corp.[b]	7,174,044	1,196,269
Compal Electronics Inc.	1,565,000	1,165,206
Compeq Manufacturing Co. Ltd.	577,000	716,660
Coretronic Corp.	433,000	569,004
CTBC Financial Holding Co. Ltd.	6,063,980	4,431,654
CTCI Corp.	373,000	579,743
Delta Electronics Inc.	658,000	3,318,728
E Ink Holdings Inc.	380,000	692,320
E.Sun Financial Holding Co. Ltd.	2,971,263	1,957,360
Eclat Textile Co. Ltd.	68,365	686,101
Elan Microelectronics Corp.	510,000	808,427
Epistar Corp.[b]	383,000	678,074
Eternal Materials Co. Ltd.	541,463	574,058
EVA Airways Corp.	989,795	524,689
Everlight Electronics Co. Ltd.	277,000	435,285
Far Eastern Department Stores Ltd.	751,702	403,635
Far Eastern International Bank	1,628,813	539,855
Far Eastern New Century Corp.	765,071	683,814
Far EasTone Telecommunications Co. Ltd.	455,000	1,186,461
Faraday Technology Corp.	431,400	1,210,771
Feng Hsin Steel Co. Ltd.	295,000	606,286
Feng TAY Enterprise Co. Ltd.	145,628	689,529
Firich Enterprises Co. Ltd.	348,603	484,412
First Financial Holding Co. Ltd.	2,749,512	1,900,900
FLEXium Interconnect Inc.	166,987	635,966
Formosa Chemicals & Fibre Corp.	1,074,660	4,019,075
Formosa Petrochemical Corp.	431,000	1,833,696
Formosa Plastics Corp.	1,580,040	5,610,957
Foxconn Technology Co. Ltd.	338,287	968,010

SCHEDULES OF INVESTMENTS	129

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Fubon Financial Holding Co. Ltd.	2,140,000	$3,979,620
Giant Manufacturing Co. Ltd.	134,000	751,711
Gigabyte Technology Co. Ltd.	320,000	798,202
Globalwafers Co. Ltd.	86,000	1,316,018
Gloria Material Technology Corp.	961,408	667,977
Goldsun Building Materials Co. Ltd.[b]	2,023,000	667,034
Grand Pacific Petrochemical	631,000	622,437
Great Wall Enterprise Co. Ltd.	391,000	456,125
Highwealth Construction Corp.	589,670	926,623
Hiwin Technologies Corp.	86,004	1,113,946
Hon Hai Precision Industry Co. Ltd.	5,424,462	17,159,953
Hotai Motor Co. Ltd.	106,000	1,380,213
HTC Corp.[b]	236,000	574,909
Hua Nan Financial Holdings Co. Ltd.	1,821,735	1,087,584
Huaku Development Co. Ltd.	323,000	804,577
Innolux Corp.	3,375,414	1,592,422
Inventec Corp.	970,000	792,095
Kenda Rubber Industrial Co. Ltd.	474,322	602,148
Kerry TJ Logistics Co. Ltd.	372,000	490,120
King Yuan Electronics Co. Ltd.	1,938,000	2,004,793
King’s Town Bank Co. Ltd.	540,000	773,533
Kinsus Interconnect Technology Corp.	180,000	311,266
Largan Precision Co. Ltd.	36,000	4,946,904
LCY Chemical Corp.	321,000	497,269
Lite-On Technology Corp.	743,074	1,091,200
Macronix International[b]	664,000	1,041,149
Makalot Industrial Co. Ltd.	109,712	498,768
MediaTek Inc.	531,970	5,457,413
Mega Financial Holding Co. Ltd.	3,399,941	2,951,348
Merida Industry Co. Ltd.	98,350	463,987
Micro-Star International Co. Ltd.	261,000	862,373
Microbio Co. Ltd.[b]	943,689	712,328
Mitac Holdings Corp.	547,894	638,212
Nan Ya Plastics Corp.	1,530,300	4,205,693
Nanya Technology Corp.	297,000	809,106
Nien Made Enterprise Co. Ltd.	60,000	617,591
Novatek Microelectronics Corp.	248,000	1,042,356
OBI Pharma Inc.[b]	72,000	457,017

Security	Shares	Value
Oriental Union Chemical Corp.	458,000	$469,071
PChome Online Inc.	61,341	340,953
Pegatron Corp.	655,000	1,775,403
Pou Chen Corp.	924,000	1,242,758
Powertech Technology Inc.	278,000	904,236
President Chain Store Corp.	188,000	1,860,939
Prince Housing & Development Corp.	1,188,521	513,814
Qisda Corp.	874,000	637,234
Quanta Computer Inc.	876,000	1,908,562
Radiant Opto-Electronics Corp.	218,060	553,651
Radium Life Tech Co. Ltd.[b]	2,064,686	860,714
Realtek Semiconductor Corp.	195,020	779,531
Ruentex Development Co. Ltd.[b]	476,972	547,416
Ruentex Industries Ltd.	325,616	575,362
Shin Kong Financial Holding Co. Ltd.	3,169,564	1,163,622
Shin Zu Shing Co. Ltd.	132,000	382,248
Shinkong Synthetic Fibers Corp.	1,953,000	652,664
Siliconware Precision Industries Co. Ltd.	701,377	1,212,860
Simplo Technology Co. Ltd.	111,200	711,561
Sino-American Silicon Products Inc.	267,000	929,835
SinoPac Financial Holdings Co. Ltd.	4,246,871	1,464,413
St. Shine Optical Co. Ltd.	23,000	734,693
Standard Foods Corp.	356,422	914,734
Synnex Technology International Corp.	578,600	818,900
Taichung Commercial Bank Co. Ltd.	3,534,717	1,224,911
TaiMed Biologics Inc.[b]	115,000	791,117
Tainan Spinning Co. Ltd.	1,034,816	489,971
Taishin Financial Holding Co. Ltd.	2,591,879	1,307,256
Taiwan Business Bank	1,335,801	395,990
Taiwan Cement Corp.	1,201,000	1,551,445
Taiwan Cooperative Financial Holding Co. Ltd.	2,189,989	1,303,677
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	793,855
Taiwan Mobile Co. Ltd.	437,000	1,671,802
Taiwan Secom Co. Ltd.	162,105	501,129

130	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	8,580,000	$75,068,192
Tatung Co. Ltd.[b]	774,000	634,698
Teco Electric and Machinery Co. Ltd.	663,000	639,217
Tong Hsing Electronic Industries Ltd.	102,000	416,462
Transcend Information Inc.	199,000	575,585
Tripod Technology Corp.	215,000	693,418
TSRC Corp.	299,100	367,904
TTY Biopharm Co. Ltd.	145,965	523,352
Tung Ho Steel Enterprise Corp.	535,000	479,096
TXC Corp.	559,000	786,365
Uni-President Enterprises Corp.	1,635,292	3,927,551
Unimicron Technology Corp.	717,000	521,535
United Microelectronics Corp.	4,324,000	2,114,117
USI Corp.	965,940	515,358
Vanguard International Semiconductor Corp.	367,000	828,553
Walsin Lihwa Corp.	1,242,000	713,781
Waterland Financial Holdings Co. Ltd.	2,168,723	742,614
Win Semiconductors Corp.	137,953	1,235,379
Winbond Electronics Corp.	1,510,502	1,225,691
Wistron Corp.	1,017,529	855,345
Wistron NeWeb Corp.	175,569	522,873
WPG Holdings Ltd.	705,000	961,512
Yageo Corp.	130,868	1,737,692
YFY Inc.[b]	1,541,000	719,068
Yuanta Financial Holding Co. Ltd.	3,321,238	1,595,352
Yulon Motor Co. Ltd.	368,000	299,875
Yungtay Engineering Co. Ltd.	326,000	615,189
Zhen Ding Technology Holding Ltd.	212,050	486,008

		281,634,840
THAILAND — 0.61%
Advanced Info Service PCL NVDR	422,600	2,597,398
Airports of Thailand PCL NVDR	1,693,500	3,784,962
Bangchak Corp. PCL NVDR	488,700	651,444
Bangkok Bank PCL Foreign	132,400	938,467
Bangkok Dusit Medical Services PCL NVDR	1,849,200	1,275,310

Security	Shares	Value
Bangkok Expressway & Metro PCL NVDR	3,962,800	$980,578
Banpu PCL NVDR	1,013,100	737,506
BEC World PCL NVDR[a]	851,100	317,940
Berli Jucker PCL NVDR	582,200	1,068,854
BTS Group Holdings PCL NVDR	6,607,500	1,698,288
Bumrungrad Hospital PCL NVDR	172,800	1,081,379
Central Pattana PCL NVDR	669,000	1,772,893
Charoen Pokphand Foods PCL NVDR	1,174,500	885,000
CP ALL PCL NVDR	1,898,900	4,835,162
Delta Electronics Thailand PCL NVDR	264,200	649,534
Esso Thailand PCL NVDR[b]	983,400	596,571
Glow Energy PCL NVDR	313,300	852,772
Indorama Ventures PCL NVDR	752,600	1,345,645
IRPC PCL NVDR	5,169,400	1,213,126
Jasmine International PCL NVDR	1,686,100	417,218
Kasikornbank PCL Foreign	548,700	4,046,925
Kasikornbank PCL NVDR	76,700	563,250
Kiatnakin Bank PCL NVDR	300,100	783,307
Krung Thai Bank PCL NVDR	1,559,400	995,785
Minor International PCL NVDR	954,600	1,341,073
PTT Exploration & Production PCL NVDR	533,961	2,028,779
PTT Global Chemical PCL NVDR	883,500	2,715,098
PTT PCL NVDR	387,900	6,093,448
Siam Cement PCL (The) Foreign	172,200	2,705,057
Siam Commercial Bank PCL (The) NVDR	670,100	3,369,756
Thai Airways International PCL NVDR[b]	495,600	261,092
Thai Oil PCL NVDR	455,400	1,490,374
Thanachart Capital PCL NVDR	463,400	872,944
Tisco Financial Group PCL NVDR	244,300	690,311
True Corp. PCL NVDR[b]	5,985,945	1,290,074
TTW PCL NVDR	2,243,000	945,326

		57,892,646

SCHEDULES OF INVESTMENTS	131

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
TURKEY — 0.27%
Akbank Turk AS	798,950	$2,325,674
Anadolu Efes Biracilik ve Malt Sanayii AS	83,440	619,227
Arcelik AS	101,548	515,942
Aselsan Elektronik Sanayi ve TAS	113,815	1,008,480
BIM Birlesik Magazalar AS	81,783	1,638,320
Coca-Cola Icecek AS	43,584	418,018
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	951,019	671,803
Eregli Demir ve Celik Fabrikalari TAS	569,157	1,509,600
Ford Otomotiv Sanayi AS	62,932	1,006,536
Haci Omer Sabanci Holding AS	334,232	1,021,923
KOC Holding AS	291,135	1,420,208
TAV Havalimanlari Holding AS	90,784	535,789
Tupras Turkiye Petrol Rafinerileri AS	49,169	1,512,529
Turk Hava Yollari AOb	306,391	1,345,984
Turk Telekomunikasyon ASb	284,870	481,440
Turkcell Iletisim Hizmetleri AS	415,063	1,727,124
Turkiye Garanti Bankasi AS	830,404	2,720,495
Turkiye Halk Bankasi AS	261,729	707,451
Turkiye Is Bankasi Class C	654,504	1,404,477
Turkiye Sinai Kalkinma Bankasi AS	1,026,739	443,386
Turkiye Sise ve Cam Fabrikalari AS	359,119	478,647
Turkiye Vakiflar Bankasi Tao Class D	350,904	704,352
Ulker Biskuvi Sanayi AS	76,866	486,841
Yapi ve Kredi Bankasi ASb	380,799	473,030

		25,177,276
UNITED ARAB EMIRATES — 0.14%
Abu Dhabi Commercial Bank PJSC	768,202	1,516,285
Aldar Properties PJSC	1,353,376	843,764
Amlak Finance PJSC[b]	1,434,784	394,526
Arabtec Holding PJSC[b]	382,843	272,037
Dana Gas PJSC[b]	2,293,930	468,391
DP World Ltd.	65,153	1,727,206
Dubai Islamic Bank PJSC	465,781	773,533
Emaar Malls PJSC	767,108	482,432
Emaar Properties PJSC	1,281,916	2,296,427

Security	Shares	Value
Emirates Telecommunications Group Co. PJSC	632,609	$3,065,650
First Abu Dhabi Bank PJSC	629,429	1,919,252

		13,759,503
UNITED KINGDOM — 12.06%
3i Group PLC	344,366	4,561,120
AA PLC	276,524	495,471
Abcam PLC	86,416	1,511,521
Admiral Group PLC	67,935	1,785,297
Aggreko PLC	87,857	1,007,742
Aldermore Group PLC[b]	149,791	663,314
Allied Minds PLC[a,b]	160,297	367,000
Amerisur Resources PLC[a,b]	1,414,441	378,144
Anglo American PLC	464,922	11,296,280
Antofagasta PLC	137,730	1,823,447
Arrow Global Group PLC	125,731	731,275
Ascential PLC	200,380	1,035,510
Ashmore Group PLC	137,591	842,126
Ashtead Group PLC	177,269	5,306,398
ASOS PLC[b]	18,929	2,001,083
Associated British Foods PLC	121,174	4,709,383
AstraZeneca PLC	439,116	30,513,507
Auto Trader Group PLC[c]	340,736	1,744,842
AVEVA Group PLC	32,574	1,382,245
Aviva PLC	1,352,997	9,874,121
B&M European Value Retail SA	304,319	1,799,836
Babcock International Group PLC	70,743	690,117
BAE Systems PLC	1,077,704	9,103,343
Balfour Beatty PLC	261,339	1,049,875
Barclays PLC	5,862,918	16,669,726
Barratt Developments PLC	358,764	2,985,576
BBA Aviation PLC	372,021	1,861,137
Beazley PLC	214,641	1,620,773
Bellway PLC	45,450	2,146,435
Berkeley Group Holdings PLC	47,463	2,676,843
BGEO Group PLC	18,269	951,887
BHP Billiton PLC	721,894	16,055,548
Big Yellow Group PLC	78,882	973,111
Blue Prism Group PLC[a,b]	18,064	380,181
Bodycote PLC	77,111	1,060,371
boohoo.com PLC[b]	331,037	872,537
Booker Group PLC	592,994	1,910,844
Bovis Homes Group PLC	58,215	906,906
BP PLC	6,815,415	48,565,926

132	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Brewin Dolphin Holdings PLC	201,171	$1,068,205
British American Tobacco PLC	794,176	54,423,773
British Land Co. PLC (The)	312,262	2,968,934
Britvic PLC	112,255	1,172,499
BT Group PLC	2,895,490	10,518,237
BTG PLC[b]	151,642	1,603,302
Bunzl PLC	108,383	3,174,997
Burberry Group PLC	151,673	3,405,692
Burford Capital Ltd.	85,165	1,489,640
Cairn Energy PLC[b]	263,762	775,671
Capita PLC	233,666	606,420
Capital & Counties Properties PLC[a]	262,677	1,101,943
Card Factory PLC	208,051	571,304
Carnival PLC	63,402	4,480,993
Centamin PLC	473,108	1,093,946
Centrica PLC	1,834,418	3,481,223
Chemring Group PLC	227,634	620,223
Cineworld Group PLC[a]	81,003	593,806
Close Brothers Group PLC	51,873	1,161,077
Cobham PLC[b]	847,870	1,576,471
Coca-Cola European Partners PLC	75,584	3,035,453
Coca-Cola HBC AG	69,106	2,325,120
Compass Group PLC	538,569	11,354,056
ConvaTec Group PLC[c]	473,410	1,361,236
Crest Nicholson Holdings PLC	105,878	761,100
Croda International PLC	43,242	2,757,315
CVS Group PLC[a]	24,663	433,841
CYBG PLC	317,760	1,448,698
Daily Mail & General Trust PLC Class A NVS	101,604	921,098
Dairy Crest Group PLC[a]	118,581	992,377
DCC PLC	29,787	3,136,655
De La Rue PLC	85,610	760,886
Debenhams PLC[a]	850,483	362,829
Dechra Pharmaceuticals PLC	43,433	1,482,334
Derwent London PLC	34,552	1,437,681
Diageo PLC	866,591	31,208,909
Dialight PLC[a,b]	41,551	382,888
Dignity PLC	26,615	309,974
Diploma PLC	64,247	1,067,114
Direct Line Insurance Group PLC	445,937	2,341,897
Dixons Carphone PLC	359,068	999,269

Security	Shares	Value
Domino’s Pizza Group PLC	221,076	$1,061,665
Drax Group PLC	176,051	650,919
DS Smith PLC	363,251	2,600,369
Dunelm Group PLC	60,887	554,140
easyJet PLC	58,748	1,386,807
EI Group PLC[b]	330,280	631,243
Electrocomponents PLC	168,413	1,467,127
Elementis PLC	220,133	904,686
Entertainment One Ltd.	161,145	740,633
Essentra PLC	103,062	749,651
esure Group PLC	232,717	792,921
Evraz PLC	137,215	725,286
Experian PLC	313,149	7,227,440
Faroe Petroleum PLC[b]	450,515	691,907
Fenner PLC	135,055	910,725
Ferguson PLC	85,443	6,604,971
Ferrexpo PLC	120,221	498,691
Fevertree Drinks PLC	51,118	1,779,509
FirstGroup PLC[b]	497,678	734,617
Fresnillo PLC	79,334	1,516,260
G4S PLC	543,688	2,198,070
Galliford Try PLC	36,878	572,671
Genus PLC	38,408	1,321,758
GKN PLC	596,604	3,587,039
GlaxoSmithKline PLC	1,681,685	31,576,583
Glencore PLC	4,233,199	24,302,021
Go-Ahead Group PLC	28,538	655,407
Gocompare.Com Group PLC	470,153	775,554
Grafton Group PLC	83,046	933,546
Grainger PLC	281,479	1,155,200
Great Portland Estates PLC	98,793	934,249
Greencore Group PLC	326,921	904,227
Greene King PLC	107,785	800,099
Greggs PLC	63,295	1,187,214
GVC Holdings PLC	113,370	1,494,489
Halfords Group PLC	123,760	598,376
Halma PLC	136,923	2,486,465
Hammerson PLC	202,691	1,421,007
Hansteen Holdings PLC	224,697	453,733
Hargreaves Lansdown PLC	93,747	2,476,288
Hays PLC	497,663	1,430,973
Helical PLC	120,506	544,086
Hikma Pharmaceuticals PLC[a]	53,631	737,492
Hill & Smith Holdings PLC	40,514	690,779
Hiscox Ltd.[a]	100,289	2,016,590

SCHEDULES OF INVESTMENTS	133

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Hochschild Mining PLC[a]	113,905	$370,931
HomeServe PLC	127,370	1,418,221
Hostelworld Group PLC[a,c]	104,162	530,283
Howden Joinery Group PLC	232,589	1,535,687
HSBC Holdings PLC	6,978,243	74,534,752
Hunting PLC[b]	72,241	629,737
IG Group Holdings PLC	135,745	1,492,170
IMI PLC	92,536	1,748,842
Imperial Brands PLC	324,608	13,379,734
Inchcape PLC	142,034	1,463,341
Indivior PLC[b]	261,374	1,496,783
Informa PLC	273,687	2,709,587
Inmarsat PLC	163,184	1,077,899
InterContinental Hotels Group PLC	63,247	4,237,992
Intermediate Capital Group PLC	112,220	1,847,965
International Personal Finance PLC	231,787	653,952
Intertek Group PLC	55,659	3,976,491
Intu Properties PLC	286,604	918,652
Investec PLC	208,039	1,618,255
IQE PLC[a,b]	291,836	443,226
ITE Group PLC	335,682	823,918
ITV PLC	1,223,577	2,905,780
IWG PLC	251,523	949,994
J D Wetherspoon PLC	66,084	1,183,142
J Sainsbury PLC	488,331	1,753,439
Jackpotjoy PLC[a,b]	83,973	967,252
JD Sports Fashion PLC	171,966	895,521
John Wood Group PLC	232,287	2,139,838
Johnson Matthey PLC	64,475	3,172,360
Jupiter Fund Management PLC	159,907	1,345,274
Just Eat PLC[a,b]	200,796	2,327,739
Just Group PLC	299,496	625,219
KAZ Minerals PLC[b]	95,134	1,107,175
Kcom Group PLC	674,590	844,185
Keller Group PLC	59,967	851,055
Keywords Studios PLC[a]	22,722	480,800
Kier Group PLC	49,705	744,292
Kingfisher PLC	722,151	3,563,465
Ladbrokes Coral Group PLC	557,957	1,348,853
Laird PLC	344,081	612,115
Lancashire Holdings Ltd.	92,472	865,269
Land Securities Group PLC	225,606	3,214,006
Legal & General Group PLC	1,998,445	7,690,153

Security	Shares	Value
Lloyds Banking Group PLC	24,814,634	$24,528,451
London Stock Exchange Group PLC	105,647	5,899,742
LondonMetric Property PLC	489,023	1,246,184
Lookers PLC	313,057	408,233
Majestic Wine PLC[a]	109,414	710,278
Man Group PLC	590,237	1,823,061
Marks & Spencer Group PLC	526,634	2,256,436
Marston’s PLC	563,490	905,482
McCarthy & Stone PLC[c]	240,336	500,009
Mediclinic International PLC[a]	133,005	1,129,543
Meggitt PLC	269,821	1,781,131
Melrose Industries PLC	689,890	2,221,116
Merlin Entertainments PLC[c]	241,477	1,128,388
Metro Bank PLC[a,b]	29,033	1,500,347
Micro Focus International PLC	155,003	4,739,074
Mitchells & Butlers PLC	123,912	453,210
Mitie Group PLC	243,583	613,798
Mondi PLC	123,594	3,298,957
Moneysupermarket.com Group PLC	209,547	1,008,982
Morgan Advanced Materials PLC	208,428	1,027,305
National Express Group PLC	190,164	991,370
National Grid PLC	1,148,060	13,137,525
NCC Group PLC	115,569	330,333
NEX Group PLC	120,053	1,012,378
Next PLC	51,172	3,705,406
NMC Health PLC	40,274	1,911,728
Northgate PLC	116,867	674,734
Nostrum Oil & Gas PLC[a,b]	58,216	257,465
Ocado Group PLC[a,b]	213,226	1,527,006
Old Mutual PLC	1,681,943	5,592,046
On the Beach Group PLC[a,c]	82,714	611,642
Oxford Instruments PLC	45,268	592,235
Pagegroup PLC	134,563	1,040,973
Paragon Banking Group PLC	153,623	1,077,443
Pearson PLC	276,829	2,731,246
Pennon Group PLC	141,975	1,450,822
Persimmon PLC	109,974	3,912,842
Petra Diamonds Ltd.[a,b]	394,711	336,779
Petrofac Ltd.	91,064	685,819
Phoenix Group Holdings	132,098	1,435,174
Playtech PLC	109,675	1,235,854
Plus500 Ltd.	51,395	822,951

134	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Polypipe Group PLC	139,339	$784,266
Premier Foods PLC[b]	821,126	476,414
Premier Oil PLC[a,b]	331,470	389,821
Provident Financial PLC[a]	55,697	533,835
Prudential PLC	886,095	24,016,966
Purplebricks Group PLC[a,b]	106,758	743,591
QinetiQ Group PLC	275,785	807,499
Randgold Resources Ltd.	31,269	3,150,867
Rathbone Brothers PLC	26,896	1,042,626
Reckitt Benckiser Group PLC	229,416	22,194,182
Redrow PLC	97,588	831,263
RELX PLC	364,280	8,070,822
Renewi PLC	546,112	784,365
Renishaw PLC	17,242	1,218,104
Rentokil Initial PLC	651,171	2,750,214
Restaurant Group PLC (The)	102,108	368,524
Rightmove PLC	34,035	2,135,869
Rio Tinto PLC	422,373	23,556,930
Rolls-Royce Holdings PLC	566,479	7,024,498
Rotork PLC	310,607	1,305,220
Royal Bank of Scotland Group PLC[b]	1,219,411	4,988,902
Royal Dutch Shell PLC Class A ADR	1,512,646	52,969,821
Royal Dutch Shell PLC Class B	1,351,526	47,971,572
Royal Mail PLC	287,484	1,919,394
RPC Group PLC	149,360	1,807,502
RPS Group PLC	178,664	740,612
RSA Insurance Group PLC	331,236	2,918,528
Saga PLC	405,738	666,989
Sage Group PLC (The)	349,186	3,720,228
Savills PLC	67,851	988,032
Schroders PLC	32,871	1,738,885
Segro PLC	297,133	2,456,636
Senior PLC	230,220	889,831
Serco Group PLC[b]	450,523	568,271
Severn Trent PLC	80,295	2,230,575
Shaftesbury PLC	70,697	1,005,347
Shire PLC	315,030	14,906,818
SIG PLC	320,393	740,830
Sirius Minerals PLC[a,b]	1,719,671	576,150
Sky PLC	348,657	5,250,605
Smith & Nephew PLC	281,303	5,076,343
Smiths Group PLC	121,283	2,756,941
SOCO International PLC	209,948	343,340

Security	Shares	Value
Sophos Group PLC[c]	144,854	$1,318,334
Spectris PLC	42,457	1,575,210
Spirax-Sarco Engineering PLC	25,531	2,060,386
Spire Healthcare Group PLC[c]	157,148	545,273
Sports Direct International PLC[a,b]	110,857	586,594
SSE PLC	340,808	6,322,209
SSP Group PLC	199,818	1,731,902
St. Modwen Properties PLC	139,425	816,870
St. James’s Place PLC	184,328	3,115,340
Stagecoach Group PLC	260,983	561,150
Stallergenes Greer PLC[b]	2,613	112,791
Standard Chartered PLC[b]	1,122,989	13,088,576
Standard Life Aberdeen PLC	892,027	5,397,498
Stobart Group Ltd.	263,764	881,451
Stock Spirits Group PLC	233,378	1,008,901
Superdry PLC	27,211	674,461
Synthomer PLC	123,313	831,194
TalkTalk Telecom Group PLC[a]	264,379	447,393
Tate & Lyle PLC	140,066	1,278,343
Taylor Wimpey PLC	1,150,110	3,117,290
Ted Baker PLC	17,329	739,281
Telford Homes PLC	157,538	921,871
Tesco PLC	2,786,866	8,282,803
Thomas Cook Group PLC	588,194	1,055,589
TP ICAP PLC	204,378	1,540,370
Travis Perkins PLC	82,315	1,709,604
TUI AG	158,595	3,592,694
Tullow Oil PLC[a,b]	489,056	1,389,186
UBM PLC	136,405	1,761,291
UDG Healthcare PLC	99,229	1,157,796
Ultra Electronics Holdings PLC	37,594	815,808
Unilever PLC	437,489	24,885,255
UNITE Group PLC (The)	82,465	934,637
United Utilities Group PLC	221,972	2,329,537
Vectura Group PLC[b]	396,456	548,558
Vesuvius PLC	115,553	989,220
Victoria PLC[b]	45,822	533,019
Victrex PLC	33,432	1,213,272
Virgin Money Holdings UK PLC	128,196	509,167
Vodafone Group PLC	9,154,954	29,240,236
Weir Group PLC (The)	74,990	2,355,668
WH Smith PLC	44,246	1,345,230
Whitbread PLC	61,896	3,416,026
William Hill PLC	317,288	1,398,718

SCHEDULES OF INVESTMENTS	135

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Wm Morrison Supermarkets PLC	701,649	$2,215,072
Workspace Group PLC	56,285	828,415
WPP PLC	433,929	7,886,140

		1,143,795,866

TOTAL COMMON STOCKS
(Cost: $7,662,072,990)		9,321,343,055

INVESTMENT COMPANIES — 0.23%

RUSSIA — 0.23%
iShares MSCI Russia ETF[f]	573,602	21,550,227

		21,550,227

TOTAL INVESTMENT COMPANIES
(Cost: $18,060,338)		21,550,227

PREFERRED STOCKS — 1.25%

BRAZIL — 0.63%
Banco Bradesco SA, Preference Shares	1,066,019	13,716,754
Bradespar SA, Preference Shares	100,200	989,993
Braskem SA Class A, Preference Shares	61,600	961,069
Centrais Eletricas Brasileiras SA Class B, Preference Shares	89,800	671,738
Cia. Brasileira de Distribuicao, Preference Shares	56,200	1,336,257
Cia. Energetica de Minas Gerais, Preference Shares	304,502	721,125
Cia. Paranaense de Energia Class B, Preference Shares	49,100	380,000
Gerdau SA, Preference Shares	375,600	1,707,839
Itau Unibanco Holding SA, Preference Shares	1,127,660	18,608,286
Itausa-Investimentos Itau SA, Preference Shares	1,495,514	6,256,986
Lojas Americanas SA, Preference Shares	294,020	1,568,998
Metalurgica Gerdau SA, Preference Shares	275,400	598,289
Petroleo Brasileiro SA, Preference Shares	1,396,200	8,685,057

Security	Shares	Value
Randon SA Implemetos e Participacoes, Preference Shares	182,425	$492,503
Telefonica Brasil SA, Preference Shares	151,600	2,577,767
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	176,600	661,354

		59,934,015
CHILE — 0.03%
Embotelladora Andina SA Class B, Preference Shares	115,128	563,905
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	35,410	1,992,992

		2,556,897
COLOMBIA — 0.03%
Bancolombia SA, Preference Shares	158,592	1,819,106
Grupo Aval Acciones y Valores SA, Preference Shares	1,360,914	613,153

		2,432,259
GERMANY — 0.37%
Bayerische Motoren Werke AG, Preference Shares	14,396	1,411,392
Draegerwerk AG & Co. KGaA, Preference Shares	5,658	553,304
Fuchs Petrolub SE, Preference Shares	34,158	1,872,303
Henkel AG & Co. KGaA, Preference Shares	59,351	8,325,254
Jungheinrich AG, Preference Shares	20,098	995,976
Porsche Automobil Holding SE, Preference Shares	53,541	4,962,385
Sartorius AG, Preference Shares	13,715	1,644,476
Schaeffler AG, Preference Shares	62,684	1,250,589
Volkswagen AG, Preference Shares	64,790	14,287,668

		35,303,347
ITALY — 0.03%
Intesa Sanpaolo SpA, Preference Shares	362,878	1,388,714

136	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Security	Shares	Value
Telecom Italia SpA/Milano, Preference Shares	1,909,960	$1,464,718

		2,853,432
SOUTH KOREA — 0.16%
AmorePacific Corp., Preference Shares	3,281	477,778
Hyundai Motor Co., Preference Shares	4,873	421,656
Hyundai Motor Co. Series 2, Preference Shares	10,581	1,030,504
LG Chem Ltd., Preference Shares	2,245	520,333
LG Household & Health Care Ltd., Preference Shares	754	478,024
Samsung Electronics Co. Ltd., Preference Shares	6,119	12,085,004

		15,013,299

TOTAL PREFERRED STOCKS
(Cost: $88,009,064)		118,093,249

RIGHTS — 0.00%

CHINA — 0.00%
Agile Group Holdings Ltd. (Expires 02/01/18)[b]	13,085	—

		—
INDIA — 0.00%
Piramal Enterprises Ltd. (Expries 03/30/18)[b]	1,543	8,806
Tata Steel Ltd. (Expires 02/28/18)[b]	9,464	—
Tata Steel Ltd. (Expires 02/28/18)[b]	18,928	58,045

		66,851
ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[b]	682,538	3,396

		3,396
SOUTH KOREA — 0.00%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[b]	1,907	58,933
Mirae Asset Daewoo Co. Ltd. (Expires 02/22/18)[b,d]	25,424	—

		58,933

Security	Shares	Value
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[b]	85,755	$45,082

		45,082

TOTAL RIGHTS
(Cost: $47,069)		174,262

SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	212,316,553	212,359,017
BlackRock Cash Funds: Treasury,SL Agency Shares
1.28%[f,g]	17,373,109	17,373,109

		229,732,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $229,710,289)		229,732,126

TOTAL INVESTMENTS IN SECURITIES — 102.14%
(Cost: $7,997,899,750)		9,690,892,919
Other Assets, Less Liabilities — (2.14)%		(202,963,109)

NET ASSETS — 100.00%		$9,487,929,810

ADR  —   American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	137

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,823,753	13,492,800	[b]	—	212,316,553	$212,359,017	$1,663,871	[c]	$(20,884)	$5,666
BlackRock Cash Funds: Treasury, SL Agency Shares	167,169,319	—		(149,796,210)[b]	17,373,109	17,373,109	77,110		—	—
iShares MSCI Russia ETF	424,715	148,887		—	573,602	21,550,227	508,280		—	3,462,060

						$251,282,353	$2,249,261		$(20,884)	$3,467,726

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	173	Mar 2018	$18,559	$1,069,896
MSCI Emerging Markets E-Mini	112	Mar 2018	7,044	722,505

Total				$1,792,401

138	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$9,319,036,940	$1,815,736	$490,379		$9,321,343,055
Investment companies	21,550,227	—	—		21,550,227
Preferred stocks	118,093,249	—	—		118,093,249
Rights	45,082	129,180	0	[a]	174,262
Money market funds	229,732,126	—	—		229,732,126

Total	$9,688,457,624	$1,944,916	$490,379		$9,690,892,919

Derivative financial instruments[b]
Assets
Futures contracts	$1,792,401	$—	$—		$1,792,401

Total	$1,792,401	$—	$—		$1,792,401

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	139

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$43,416,343,790	$2,676,423,721	$879,471,511
Affiliated (Note 2)	712,924,635	29,205,527	6,125,623

Total cost of investments in securities	$44,129,268,425	$2,705,629,248	$885,597,134

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$50,754,577,925	$3,036,948,944	$945,584,699
Affiliated (Note 2)	712,970,152	29,207,636	6,125,897
Foreign currency, at value[b]	39,707,363	8,814,850	1,206,355
Cash pledged to broker for futures contracts	5,814,000	800,306	110,973
Cash	—	—	9,480
Receivables:
Due from custodian (Note 4)	426,490	132,966	—
Dividends and interest	37,398,427	1,879,246	836,692
Capital shares sold	416,159,914	—	—
Tax reclaims	21,764,441	3,577,016	28,163
Foreign withholding tax claims (Note 9)	1,301,725	157,532	–

Total Assets	51,990,120,437	3,081,518,496	953,902,259

LIABILITIES
Payables:
Investment securities purchased	450,902,965	132,966	—
Collateral for securities on loan (Note 1)	607,914,850	27,695,494	5,027,654
Futures variation margin	353,050	70,636	5,824
Due to custodian	12,905	—	—
Professional fees (Note 9)	13,017	1,575	—
Investment advisory fees (Note 2)	3,056,448	248,970	—

Total Liabilities	1,062,253,235	28,149,641	5,033,478

NET ASSETS	$50,927,867,202	$3,053,368,855	$948,868,781

Net assets consist of:
Paid-in capital	$43,801,026,882	$2,581,813,253	$876,821,574
Distributions in excess of net investment income	(119,919,538)	(1,982,869)	(32,818)
Undistributed net realized gain (accumulated net realized loss)	(103,829,541)	112,314,553	5,761,584
Net unrealized appreciation	7,350,589,399	361,223,918	66,318,441

NET ASSETS	$50,927,867,202	$3,053,368,855	$948,868,781

Shares outstanding[c]	732,200,000	57,500,000	15,450,000

Net asset value per share	$69.55	$53.10	$61.42

[a]	Securities on loan with values of $571,144,935, $26,113,161 and $4,180,268, respectively. See Note 1.
[b]	Cost of foreign currency: $38,607,191, $8,516,785 and $1,174,897, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

140	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments in securities, at cost:
Unaffiliated	$798,332,596	$7,750,129,123
Affiliated (Note 2)	8,309,913	247,770,627

Total cost of investments in securities	$806,642,509	$7,997,899,750

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$951,205,349	$9,439,610,566
Affiliated (Note 2)	8,311,041	251,282,353
Foreign currency, at value[b]	1,413,994	19,435,838
Cash pledged to broker for futures contracts	84,023	—
Receivables:
Investment securities sold	—	15,256
Due from custodian (Note 4)	—	782,376
Dividends and interest	1,077,903	10,528,213
Capital shares sold	—	934,855
Futures variation margin	—	1,792,401
Tax reclaims	—	3,780,111
Foreign withholding tax claims (Note 9)	—	196,372

Total Assets	962,092,310	9,728,358,341

LIABILITIES
Payables:
Investment securities purchased	—	22,906,264
Due to broker for foreign currency pledged for futures, at value	—	863,979
Collateral for securities on loan (Note 1)	7,949,810	212,364,041
Futures variation margin	15,250	—
Due to custodian	—	747,800
Foreign taxes (Note 1)	—	136
Deferred foreign capital gains taxes (Note 1)	—	2,714,207
Professional fees (Note 9)	—	1,964
Investment advisory fees (Note 2)	80,770	830,140

Total Liabilities	8,045,830	240,428,531

NET ASSETS	$954,046,480	$9,487,929,810

Net assets consist of:
Paid-in capital	$740,098,870	$7,897,864,301
Distributions in excess of net investment income	(7,725,254)	(18,298,241)
Undistributed net realized gain (accumulated net realized loss)	68,688,507	(84,291,823)
Net unrealized appreciation	152,984,357	1,692,655,573

NET ASSETS	$954,046,480	$9,487,929,810

Shares outstanding[c]	15,300,000	142,400,000

Net asset value per share	$62.36	$66.63

[a]	Securities on loan with values of $7,435,144 and $199,171,441, respectively. See Note 1.
[b]	Cost of foreign currency: $1,460,403 and $19,395,569, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	141

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$346,376,272	$21,896,769	$3,192,213
Dividends — affiliated (Note 2)	456,896	8,251	6,037
Securities lending income — affiliated — net (Note 2)	6,908,104	370,307	23,257
Non-cash dividends — unaffiliated	—	1,228,771	—

Total investment income	353,741,272	23,504,098	3,221,507

EXPENSES
Investment advisory fees (Note 2)	15,668,985	1,483,746	166,330

Total expenses	15,668,985	1,483,746	166,330
Less investment advisory fees waived (Note 2)	—	—	(166,330)

Net expenses	15,668,985	1,483,746	—

Net investment income	338,072,287	22,020,352	3,221,507

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	188,447	(5,714,518)	(1,296,967)
Investments — affiliated (Note 2)	(37,217)	(2,738)	(66)
In-kind redemptions — unaffiliated	—	127,399,771	6,999,769
Futures contracts	13,093,212	464,508	49,543
Foreign currency transactions	3,299,454	570,480	48,136

Net realized gain	16,543,896	122,717,503	5,800,415

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	4,469,556,412	180,828,460	63,705,134
Investments — affiliated (Note 2)	(10,333)	(16)	274
Futures contracts	4,766,822	18,811	141,227
Translation of assets and liabilities in foreign currencies	2,278,864	447,572	59,372

Net change in unrealized appreciation/depreciation	4,476,591,765	181,294,827	63,906,007

Net realized and unrealized gain	4,493,135,661	304,012,330	69,706,422

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,831,207,948	$326,032,682	$72,927,929

[a]	Net of foreign withholding tax of $22,744,141, $1,379,768 and $334,513, respectively.

See notes to financial statements.

142	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$13,106,684	$68,503,897
Dividends — affiliated (Note 2)	5,065	585,390
Securities lending income — affiliated — net (Note 2)	219,436	1,663,871
Non-cash dividends — unaffiliated	—	4,296,090

	13,331,185	75,049,248
Less: Other foreign taxes (Note 1)	—	(63,164)

Total investment income	13,331,185	74,986,084

EXPENSES
Investment advisory fees (Note 2)	519,059	4,354,704
Mauritius income taxes (Note 1)	—	54,478
Commitment fees (Note 8)	—	5,582

Total expenses	519,059	4,414,764
Less investment advisory fees waived (Note 2)	—	(45,781)

Net expenses	519,059	4,368,983

Net investment income	12,812,126	70,617,101

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	2,494,552	(6,017,858)
Investments — affiliated (Note 2)	(762)	(20,884)
In-kind redemptions — unaffiliated	75,234,740	—
Futures contracts	712,700	2,617,750
Foreign currency transactions	(98,651)	752,609

Net realized gain (loss)	78,342,579	(2,668,383)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[c]	45,556,233	979,480,622
Investments — affiliated (Note 2)	(582)	3,467,726
Futures contracts	39,632	970,714
Translation of assets and liabilities in foreign currencies	34,690	194,374

Net change in unrealized appreciation/depreciation	45,629,973	984,113,436

Net realized and unrealized gain	123,972,552	981,445,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,784,678	$1,052,062,154

[a]	Net of foreign withholding tax of $782,938 and $6,067,010, respectively.
[b]	Net of foreign capital gains taxes of $ — and $5,836, respectively.
[c]	Net of deferred foreign capital gains taxes of $ — and $2,714,207, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	143

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$338,072,287	$585,550,688	$22,020,352	$51,973,128
Net realized gain (loss)	16,543,896	(14,146,169)	122,717,503	(151,469)
Net change in unrealized appreciation/depreciation	4,476,591,765	3,313,106,921	181,294,827	277,180,858

Net increase in net assets resulting from operations	4,831,207,948	3,884,511,440	326,032,682	329,002,517

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(459,860,887)	(593,563,778)	(28,685,556)	(49,099,824)

Total distributions to shareholders	(459,860,887)	(593,563,778)	(28,685,556)	(49,099,824)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,424,591,130	17,881,396,662	438,740,804	1,712,443,009
Cost of shares redeemed	—	—	(573,559,108)	(61,916,853)

Net increase (decrease) in net assets from capital share transactions	13,424,591,130	17,881,396,662	(134,818,304)	1,650,526,156

INCREASE IN NET ASSETS	17,795,938,191	21,172,344,324	162,528,822	1,930,428,849

NET ASSETS
Beginning of period	33,131,929,011	11,959,584,687	2,890,840,033	960,411,184

End of period	$50,927,867,202	$33,131,929,011	$3,053,368,855	$2,890,840,033

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(119,919,538)	$1,869,062	$(1,982,869)	$4,682,335

SHARES ISSUED AND REDEEMED
Shares sold	201,400,000	310,000,000	8,800,000	38,200,000
Shares redeemed	—	—	(11,500,000)	(1,500,000)

Net increase (decrease) in shares outstanding	201,400,000	310,000,000	(2,700,000)	36,700,000

See notes to financial statements.

144	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Six months ended January 31, 2018 (Unaudited)	Period from March 21, 2017[a] to July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,221,507	$454,587	$12,812,126	$21,656,443
Net realized gain (loss)	5,800,415	(31,652)	78,342,579	5,693,407
Net change in unrealized appreciation/depreciation	63,906,007	2,412,434	45,629,973	101,800,619

Net increase in net assets resulting from operations	72,927,929	2,835,369	136,784,678	129,150,469

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,309,617)	(406,474)	(17,220,448)	(25,382,084)

Total distributions to shareholders	(3,309,617)	(406,474)	(17,220,448)	(25,382,084)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	874,979,693	63,358,724	45,482,650	235,773,555
Cost of shares redeemed	(61,516,843)	—	(293,055,680)	(35,862,165)

Net increase (decrease) in net assets from capital share transactions	813,462,850	63,358,724	(247,573,030)	199,911,390

INCREASE (DECREASE) IN NET ASSETS	883,081,162	65,787,619	(128,008,800)	303,679,775

NET ASSETS
Beginning of period	65,787,619	—	1,082,055,280	778,375,505

End of period	$948,868,781	$65,787,619	$954,046,480	$1,082,055,280

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(32,818)	$55,292	$(7,725,254)	$(3,316,932)

SHARES ISSUED AND REDEEMED
Shares sold	15,300,000	1,200,000	800,000	4,500,000
Shares redeemed	(1,050,000)	—	(5,000,000)	(700,000)

Net increase (decrease) in shares outstanding	14,250,000	1,200,000	(4,200,000)	3,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	145

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$70,617,101	$125,920,122
Net realized loss	(2,668,383)	(9,799,957)
Net change in unrealized appreciation/depreciation	984,113,436	764,672,117

Net increase in net assets resulting from operations	1,052,062,154	880,792,282

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(102,030,410)	(117,590,346)

Total distributions to shareholders	(102,030,410)	(117,590,346)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,645,467,675	3,586,562,332

Net increase in net assets from capital share transactions	1,645,467,675	3,586,562,332

INCREASE IN NET ASSETS	2,595,499,419	4,349,764,268

NET ASSETS
Beginning of period	6,892,430,391	2,542,666,123

End of period	$9,487,929,810	$6,892,430,391

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(18,298,241)	$13,115,068

SHARES ISSUED
Shares sold	26,100,000	66,400,000

Net increase in shares outstanding	26,100,000	66,400,000

See notes to financial statements.

146	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$62.42	$54.16	$59.33	$60.82	$54.10	$48.62

Income from investment operations:
Net investment income[b]	0.57	1.76	1.72	1.83	2.21	1.51
Net realized and unrealized gain (loss)[c]	7.29	8.06	(5.46)	(1.77)	6.22	4.92

Total from investment operations	7.86	9.82	(3.74)	0.06	8.43	6.43

Less distributions from:
Net investment income	(0.73)	(1.56)	(1.43)	(1.55)	(1.71)	(0.95)

Total distributions	(0.73)	(1.56)	(1.43)	(1.55)	(1.71)	(0.95)

Net asset value, end of period	$69.55	$62.42	$54.16	$59.33	$60.82	$54.10

Total return	12.67%[d]	18.36%	(6.24)%	0.16%	15.62%	13.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$50,927,867	$33,131,929	$11,959,585	$6,389,447	$2,475,223	$881,841
Ratio of expenses to average net assets[e]	0.08%	0.09%	0.12%	0.12%	0.13%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	n/a	0.12%	0.14%	0.14%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	n/a	0.09%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.73%	3.07%[f]	3.22%	3.12%	3.67%	3.63%
Portfolio turnover rate[g]	1%[d]	2%	2%	5%	3%	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	147

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$48.02	$40.87	$46.46	$47.67	$50.07

Income from investment operations:
Net investment income[b]	0.37	1.58	1.45	1.69	0.12
Net realized and unrealized gain (loss)[c]	5.24	6.71	(5.81)	(1.72)	(2.52)

Total from investment operations	5.61	8.29	(4.36)	(0.03)	(2.40)

Less distributions from:
Net investment income	(0.53)	(1.14)	(1.23)	(1.18)	—

Total distributions	(0.53)	(1.14)	(1.23)	(1.18)	—

Net asset value, end of period	$53.10	$48.02	$40.87	$46.46	$47.67

Total return	11.76%[d]	20.54%	(9.39)%	(0.03)%	(4.79)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,053,369	$2,890,840	$960,411	$696,968	$52,433
Ratio of expenses to average net assets[e]	0.10%	0.11%	0.11%	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.12%	0.14%	0.14%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	n/a	0.11%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.48%	3.60%[f]	3.51%	3.68%	1.70%
Portfolio turnover rate[g]	1%[d]	4%	3%	1%	0%[d,h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

148	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI International Developed Markets ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Period from Mar. 21, 2017[a] to Jul. 31, 2017
Net asset value, beginning of period	$54.82	$50.87

Income from investment operations:
Net investment income[b]	0.18	0.75
Net realized and unrealized gain[c]	6.65	3.88

Total from investment operations	6.83	4.63

Less distributions from:
Net investment income	(0.23)	(0.68)

Total distributions	(0.23)	(0.68)

Net asset value, end of period	$61.42	$54.82

Total return	12.48%[d]	9.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$948,869	$65,788
Ratio of expenses to average net assets[e]	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[e]	0.07%	0.07%
Ratio of net investment income to average net assets[e]	1.36%	3.90%
Portfolio turnover rate[f]	3%[d]	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period, except for the six months ended January 31, 2018, which uses the SEC method.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	149

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$55.49	$49.58	$51.18	$51.98	$49.97

Income from investment operations:
Net investment income[b]	0.72	1.28	1.18	1.29	0.07
Net realized and unrealized gain (loss)[c]	7.29	6.07	(1.66)	(1.03)	1.94

Total from investment operations	8.01	7.35	(0.48)	0.26	2.01

Less distributions from:
Net investment income	(1.14)	(1.44)	(1.12)	(1.06)	—

Total distributions	(1.14)	(1.44)	(1.12)	(1.06)	—

Net asset value, end of period	$62.36	$55.49	$49.58	$51.18	$51.98

Total return	14.55%[d]	15.09%	(0.79)%	0.58%	4.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$954,046	$1,082,055	$778,376	$563,034	$10,396
Ratio of expenses to average net assets[e]	0.10%	0.11%	0.11%	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.13%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	2.47%	2.48%	2.52%	2.53%	0.98%
Portfolio turnover rate[f]	2%[d]	3%	6%	4%	0%[d,g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

150	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$59.26	$50.96	$54.71	$58.79	$51.89	$49.15

Income from investment operations:
Net investment income[b]	0.56	1.58	1.46	1.59	1.99	1.22
Net realized and unrealized gain (loss)[c]	7.59	8.01	(3.88)	(4.25)	6.20	2.57

Total from investment operations	8.15	9.59	(2.42)	(2.66)	8.19	3.79

Less distributions from:
Net investment income	(0.78)	(1.29)	(1.33)	(1.42)	(1.29)	(1.05)

Total distributions	(0.78)	(1.29)	(1.33)	(1.42)	(1.29)	(1.05)

Net asset value, end of period	$66.63	$59.26	$50.96	$54.71	$58.79	$51.89

Total return	13.85%[d]	19.08%	(4.31)%	(4.52)%	15.82%	7.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,487,930	$6,892,430	$2,542,666	$1,695,867	$793,654	$108,967
Ratio of expenses to average net assets[e]	0.11%	0.12%	0.14%	0.14%	0.15%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.11%	0.12%	0.14%	0.15%	0.16%	0.16%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	n/a	0.12%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.78%	2.93%	2.95%	2.86%	3.46%	3.03%
Portfolio turnover rate[f]	1%[d]	3%	7%	4%	4%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017, July 31, 2016, July 31, 2015, July 31, 2014 and the period ended July 31, 2013 were 1%, 3%, 6%, 4%, 4% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	151

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Non-diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares Core MSCI Total International Stock ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

152	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statements of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI EAFE
Barclays Capital Inc.	$17,542,644	$17,542,644	$—
BNP Paribas New York Branch	4,328	4,328	—
Citigroup Global Markets Inc.	42,768,273	42,768,273	—
Credit Suisse Securities (USA) LLC	27,894,944	27,894,944	—
Deutsche Bank Securities Inc.	16,531,566	16,531,566	—
Goldman Sachs & Co.	138,720,684	138,720,684	—
HSBC Bank PLC	11,534,691	11,534,691	—
Jefferies LLC	1,574,721	1,574,721	—
JPMorgan Securities LLC	51,246,211	51,246,211	—
Macquarie Bank Limited	19,128,706	19,128,706	—
Merrill Lynch, Pierce, Fenner & Smith	52,104,825	52,104,825	—
Morgan Stanley & Co. LLC	152,604,025	152,604,025	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	683,760	683,760	—
Nomura Securities International Inc.	6,506,032	6,506,032	—
Scotia Capital (USA) Inc.	1,036,278	1,036,278	—
SEB Securities Inc.	2,576,173	2,576,173	—
SG Americas Securities LLC	1,311,654	1,311,654	—
State Street Bank & Trust Company	16,286,418	16,286,418	—
UBS AG	10,551,932	10,551,932	—
UBS Securities LLC	537,070	537,070	—

	$571,144,935	$571,144,935	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI Europe
Citigroup Global Markets Inc.	$1,243,134	$1,243,134	$—
Credit Suisse Securities (USA) LLC	2,847,908	2,847,908	—
Deutsche Bank Securities Inc.	1,565,414	1,565,414	—
Goldman Sachs & Co.	10,474,635	10,474,635	—
HSBC Bank PLC	226,791	226,791	—
JPMorgan Securities LLC	5,058,460	5,058,460	—
Merrill Lynch, Pierce, Fenner & Smith	1,797,121	1,797,121	—
Nomura Securities International Inc.	2,943	2,943	—
SEB Securities Inc.	66,965	66,965	—
SG Americas Securities LLC	1,716,459	1,716,459	—
State Street Bank & Trust Company	144,133	144,133	—
UBS AG	969,198	969,198	—

	$26,113,161	$26,113,161	$—

Core MSCI International Developed Markets
Citigroup Global Markets Inc.	616,156	616,156	—
Credit Suisse Securities (USA) LLC	133,513	133,513	—
JPMorgan Securities LLC	1,194,603	1,194,603	—
Morgan Stanley & Co. LLC	1,915,236	1,915,236	—
SG Americas Securities LLC	320,760	320,760	—

	$4,180,268	$4,180,268	$—

Core MSCI Pacific
Citigroup Global Markets Inc.	226,502	226,502	—
Credit Suisse Securities (USA) LLC	1,155,459	1,155,459	—
Deutsche Bank Securities Inc.	651,264	651,264	—
HSBC Bank PLC	3,829	3,829	—
JPMorgan Securities LLC	1,667,081	1,667,081	—
Macquarie Bank Limited	536,262	536,262	—
Merrill Lynch, Pierce, Fenner & Smith	716,809	716,809	—
Nomura Securities International Inc.	720,647	720,647	—
State Street Bank & Trust Company	855,091	855,091	—
UBS AG	902,200	902,200	—

	$7,435,144	$7,435,144	$—

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI Total International Stock
Barclays Capital Inc.	$3,212,554	$3,212,554	$—
BNP Paribas New York Branch	4,328	4,328	—
Citigroup Global Markets Inc.	13,236,112	13,236,112	—
Credit Suisse Securities (USA) LLC	17,737,612	17,737,612	—
Deutsche Bank AG	130,991	130,991	—
Deutsche Bank Securities Inc.	2,520,470	2,520,470	—
Goldman Sachs & Co.	65,668,074	65,668,074	—
HSBC Bank PLC	2,926,396	2,926,396	—
Jefferies LLC	446,179	446,179	—
JPMorgan Securities LLC	11,806,519	11,806,519	—
Macquarie Bank Limited	4,320,787	4,320,787	—
Merrill Lynch, Pierce, Fenner & Smith	17,890,392	17,890,392	—
Morgan Stanley & Co. International PLC	1,506,264	1,506,264	—
Morgan Stanley & Co. LLC	32,533,361	32,533,361	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	309,875	309,875	—
National Financial Services LLC	3,927,825	3,927,825	—
Nomura Securities International Inc.	1,213,275	1,213,275	—
SEB Securities Inc.	1,002,929	1,002,929	—
SG Americas Securities LLC	2,937,128	2,937,128	—
State Street Bank & Trust Company	8,643,495	8,643,495	—
UBS AG	6,751,431	6,751,431	—
UBS Securities LLC	445,444	445,444	—

	$199,171,441	$199,171,441	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

With respect to the iShares Core MSCI Total International Stock ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

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iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI EAFE	0.08%
Core MSCI Europe	0.10
Core MSCI International Developed Markets	0.07
Core MSCI Pacific	0.10
Core MSCI Total International Stock	0.11

For the six months ended January 31, 2018, BFA voluntarily waived its investment advisory fees for the iShares Core MSCI International Developed Markets ETF in the amount of $166,330.

In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core MSCI Total International Stock ETF through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$1,513,373
Core MSCI Europe	83,345
Core MSCI International Developed Markets	5,399
Core MSCI Pacific	47,184
Core MSCI Total International Stock	383,525

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$34,145,009	$11,587,463
Core MSCI Total International Stock	6,170,875	2,403,956

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of January 31, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Core MSCI International Developed Markets	3	74%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$2,054,541,945	$273,338,462
Core MSCI Europe	45,772,696	31,498,646
Core MSCI International Developed Markets	138,773,489	11,371,527
Core MSCI Pacific	20,624,750	20,828,077
Core MSCI Total International Stock	766,181,614	53,012,093

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iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$11,528,448,432	$—
Core MSCI Europe	403,510,439	562,077,789
Core MSCI International Developed Markets	739,740,574	55,900,742
Core MSCI Pacific	32,910,978	283,450,677
Core MSCI Total International Stock	916,159,191	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF
Equity contracts:
Variation margin / Net assets consist of-net unrealized appreciation[a]	$8,029,082	$50,495	$145,992

Assets
	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Variation margin / Net assets consist of-net unrealized appreciation[a]	$46,224	$1,792,401

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities for the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Pacific ETF.

Liabilities
	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
Equity contracts:
Variation margin / Net assets consist of-net unrealized appreciation[b]	$31,684	$2,017	$6,592

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF
Equity contracts:
Futures contracts	$13,093,212	$464,508	$49,543

162	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF
Equity contracts:
Futures contracts	$4,766,822	$18,811	$141,227

	Net Realized Gain (Loss)
	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$712,700	$2,617,750

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$39,632	$970,714

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2018:

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF
Average notional value of contracts purchased	$159,767,585	$9,709,903	$1,129,128

	iShares Core MSCI Pacific ETF	iShares Core MSCI Total International Stock ETF
Average notional value of contracts purchased	$3,901,966	$28,508,213

NOTES TO FINANCIAL STATEMENTS	163

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core MSCI EAFE	$26,606,194
Core MSCI Europe	3,327,217
Core MSCI International Developed Markets	33,761
Core MSCI Pacific	5,874,781
Core MSCI Total International Stock	39,507,114

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$44,302,575,536	$7,965,201,336	$(792,199,713)	$7,173,001,623
Core MSCI Europe	2,716,701,475	425,644,710	(76,170,794)	349,473,916
Core MSCI International Developed Markets	885,652,463	72,624,993	(6,422,885)	66,202,108
Core MSCI Pacific	815,825,787	177,012,603	(33,282,368)	143,730,235
Core MSCI Total International Stock	8,055,543,736	1,833,275,782	(196,134,198)	1,637,141,584

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, are parties to a credit agreement with State Street Bank and Trust Company. Effective October 25, 2017, certain terms of the credit agreement were amended, including (i) increasing the maximum borrowing amount from $250 million to $275 million and (ii) extending the expiration date from October 25, 2017 to October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended January 31, 2018.

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Core MSCI EAFE, iShares Core MSCI Europe and iShares Core MSCI Total International Stock ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Funds are able to pass through to their shareholders as a foreign tax credit in the current year, each of the Funds will

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	167

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI EAFE	$0.648374	$—	$0.082492	$0.730866	89%	—%	11%	100%
Core MSCI Europe	0.516697	—	0.014517	0.531214	97	—	3	100
Core MSCI International Developed Markets	0.174127	—	0.051017	0.225144	77	—	23	100
Core MSCI Pacific	1.062180	—	0.078247	1.140427	93	—	7	100
Core MSCI Total International Stock	0.678236	—	0.100028	0.778264	87	—	13	100

168	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	169

Notes:

170	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
➢	iShares Edge MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
➢	iShares Edge MSCI Intl Size Factor ETF | ISZE | NYSE Arca
➢	iShares Edge MSCI Intl Value Factor ETF | IVLU | NYSE Arca
➢	iShares Edge MSCI USA Momentum Factor ETF | MTUM | Cboe BZX
➢	iShares Edge MSCI USA Quality Factor ETF | QUAL | Cboe BZX
➢	iShares Edge MSCI USA Size Factor ETF | SIZE | NYSE Arca
➢	iShares Edge MSCI USA Value Factor ETF | VLUE | Cboe BZX

Fund Performance Overview

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 13.09%, net of fees, while the total return for the Index was 13.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.96%	26.78%	28.10%	27.96%	26.78%	28.10%
Since Inception	10.16%	10.25%	10.55%	34.35%	34.69%	35.75%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,130.90	$1.61	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Industrials	21.44%
Financials	20.90
Information Technology	17.15
Consumer Discretionary	13.91
Materials	9.11
Health Care	5.23
Consumer Staples	5.23
Utilities	2.83
Telecommunication Services	1.77
Real Estate	1.29
Energy	1.14

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	32.15%
France	11.72
Germany	8.90
United Kingdom	8.65
Canada	7.38
Switzerland	5.61
Netherlands	5.57
Italy	3.41
Sweden	2.58
Singapore	2.56

TOTAL	88.53%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 10.53%, net of fees, while the total return for the Index was 10.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.10%	25.87%	26.59%	26.10%	25.87%	26.59%
Since Inception	9.01%	9.15%	9.41%	30.13%	30.65%	31.54%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,105.30	$1.59	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	23.41%
Industrials	14.03
Consumer Discretionary	11.60
Consumer Staples	10.25
Health Care	9.36
Materials	8.67
Energy	6.66
Information Technology	6.08
Telecommunication Services	3.72
Real Estate	3.15
Utilities	3.07

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

United Kingdom	22.32%
Switzerland	11.75
Germany	10.70
Japan	10.36
France	7.40
Canada	7.37
Hong Kong	6.39
Australia	4.96
Netherlands	3.93
Denmark	3.67

TOTAL	88.85%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI Intl Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 10.45%, net of fees, while the total return for the Index was 10.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.90%	24.40%	25.63%	24.90%	24.40%	25.63%
Since Inception	9.30%	9.33%	9.55%	26.36%	26.45%	27.02%

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,104.50	$1.59	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Industrials	19.35%
Financials	17.36
Consumer Discretionary	12.54
Consumer Staples	9.39
Real Estate	9.31
Materials	7.24
Health Care	6.38
Utilities	5.67
Information Technology	5.06
Telecommunication Services	4.42
Energy	3.28

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
Japan	22.58%
Canada	10.96
United Kingdom	10.65
France	8.48
Australia	7.74
Germany	6.38
Hong Kong	5.84
Switzerland	4.73
Singapore	4.10
Sweden	3.33

TOTAL	84.79%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 13.24%, net of fees, while the total return for the Index was 13.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.97%	25.02%	24.92%	24.97%	25.02%	24.92%
Since Inception	7.19%	7.34%	7.27%	20.03%	20.48%	20.20%

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,132.40	$1.61	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Financials	22.95%
Industrials	13.68
Consumer Discretionary	11.98
Consumer Staples	10.55
Materials	9.12
Health Care	9.08
Energy	6.82
Information Technology	5.87
Telecommunication Services	3.60
Real Estate	3.46
Utilities	2.89

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
Japan	39.48%
United Kingdom	15.16
France	11.91
Germany	6.87
Hong Kong	4.44
Netherlands	3.81
Italy	3.02
Spain	2.97
Canada	2.64
Singapore	2.09

TOTAL	92.39%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 21.98%, net of fees, while the total return for the Index was 22.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	44.08%	44.15%	44.35%	44.08%	44.15%	44.35%
Since Inception	18.87%	18.88%	19.11%	129.18%	129.26%	131.10%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,219.80	$0.84	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Information Technology	38.19%
Financials	20.34
Health Care	16.01
Industrials	15.00
Consumer Discretionary	7.61
Materials	1.57
Consumer Staples	0.99
Real Estate	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*
Microsoft Corp.	5.24%
JPMorgan Chase & Co.	5.23
Apple Inc.	4.48
Boeing Co. (The)	4.36
NVIDIA Corp.	4.25
Bank of America Corp.	4.14
UnitedHealth Group Inc.	3.74
Visa Inc. Class A	3.60
Mastercard Inc. Class A	2.94
Citigroup Inc.	2.94

TOTAL	40.92%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 16.43%, net of fees, while the total return for the Index was 16.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.32%	26.35%	26.56%	26.32%	26.35%	26.56%
Since Inception	14.75%	14.76%	14.95%	86.95%	87.01%	88.26%

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,164.30	$0.82	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Information Technology	24.88%
Financials	14.65
Health Care	13.46
Consumer Discretionary	12.85
Industrials	9.88
Consumer Staples	7.76
Energy	5.97
Materials	3.06
Utilities	2.82
Real Estate	2.73
Telecommunication Services	1.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Apple Inc.	4.71%
Altria Group Inc.	4.57
Johnson & Johnson	4.40
Mastercard Inc. Class A	4.07
3M Co.	3.41
NVIDIA Corp.	2.85
International Business Machines Corp.	2.80
BlackRock Inc.	2.75
Charles Schwab Corp. (The)	2.75
Accenture PLC Class A	2.42

TOTAL	34.73%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.53%, net of fees, while the total return for the Index was 11.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.22%	21.15%	21.41%	21.22%	21.15%	21.41%
Since Inception	14.04%	14.04%	14.22%	87.80%	87.77%	89.05%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.30	$0.80	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Financials	17.55%
Industrials	14.69
Consumer Discretionary	13.48
Information Technology	13.28
Health Care	10.55
Consumer Staples	8.40
Utilities	7.31
Real Estate	6.56
Materials	4.38
Energy	2.94
Telecommunication Services	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

PepsiCo Inc.	0.47%
Republic Services Inc.	0.46
Coca-Cola Co. (The)	0.44
Berkshire Hathaway Inc. Class B	0.42
Johnson & Johnson	0.41
Waste Management Inc.	0.38
Chubb Ltd.	0.38
Dr Pepper Snapple Group Inc.	0.38
Becton Dickinson and Co.	0.38
Clorox Co. (The)	0.37

TOTAL	4.09%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

Performance as of January 31, 2018

The iShares Edge MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 17.60%, net of fees, while the total return for the Index was 17.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.57%	25.59%	25.79%	25.57%	25.59%	25.79%
Since Inception	14.55%	14.56%	14.76%	91.89%	91.96%	93.35%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,176.00	$0.82	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Information Technology	23.69%
Financials	14.79
Health Care	14.12
Consumer Discretionary	12.26
Industrials	10.39
Consumer Staples	8.08
Energy	5.91
Materials	3.33
Real Estate	2.76
Utilities	2.74
Telecommunication Services	1.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Apple Inc.	9.28%
Intel Corp.	3.39
General Motors Co.	3.37
Pfizer Inc.	3.29
Wal-Mart Stores Inc.	3.26
Cisco Systems Inc.	3.16
Bank of America Corp.	2.99
Gilead Sciences Inc.	2.78
Chevron Corp.	2.74
JPMorgan Chase & Co.	2.60

TOTAL	36.86%

*	Excludes money market funds.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.88%

AUSTRALIA — 2.06%
Alumina Ltd.	52,234	$101,934
Aristocrat Leisure Ltd.	15,460	299,198
BlueScope Steel Ltd.	10,660	125,163
CIMIC Group Ltd.	3,198	122,073
Cochlear Ltd.	1,476	207,629
Computershare Ltd.	9,902	133,903
CSL Ltd.	9,698	1,149,830
South32 Ltd.	90,284	279,271
Treasury Wine Estates Ltd.	22,386	310,335

		2,729,336
AUSTRIA — 0.63%
OMV AG	6,704	433,109
Raiffeisen Bank International AGa	3,902	168,334
Voestalpine AG	3,567	232,311

		833,754
BELGIUM — 0.76%
KBC Group NV	3,938	379,706
Solvay SA	1,330	193,106
Telenet Group Holding NVa	1,154	89,059
Umicore SA	6,396	337,517

		999,388
CANADA — 7.37%
BlackBerry Ltd.[a]	9,030	114,821
CAE Inc.	5,788	107,093
Canadian National Railway Co.	10,924	877,767
Dollarama Inc.	2,624	359,705
Intact Financial Corp.	3,198	268,827
Linamar Corp.	1,066	63,108
Lundin Mining Corp.	16,646	120,620
Magna International Inc.	7,462	427,338
Manulife Financial Corp.	33,134	704,893
National Bank of Canada	8,466	440,534
Restaurant Brands International Inc.	5,228	316,616
Rogers Communications Inc. Class B	6,202	303,465
Royal Bank of Canada	27,552	2,365,225
Shopify Inc. Class Aa,b	4,148	530,955
Toronto-Dominion Bank (The)	43,348	2,643,597
West Fraser Timber Co. Ltd.	1,612	113,077

		9,757,641
DENMARK — 1.34%
Chr Hansen Holding A/S	3,198	280,498
DSV A/S	7,509	619,654

Security	Shares	Value
H Lundbeck A/S	1,866	$95,452
Novozymes A/S Class B	5,330	296,647
Orsted A/Sc	5,535	337,240
William Demant Holding A/Sa	4,352	137,971

		1,767,462
FINLAND — 0.57%
Fortum OYJ	11,726	255,123
Stora Enso OYJ Class R	14,316	246,468
Wartsila OYJ Abp	3,750	257,216

		758,807
FRANCE — 11.70%
Aeroports de Paris	960	200,078
Air Liquide SA	8,950	1,210,275
Airbus SE	16,122	1,857,769
Alstom SA	3,876	170,688
Amundi SAc	2,132	201,851
Arkema SA	1,154	147,929
Atos SE	2,756	436,028
BioMerieux	1,066	101,324
Bouygues SA	4,440	247,629
Bureau Veritas SA	5,330	156,767
Capgemini SE	3,239	431,542
Cie. Generale des Etablissements Michelin Class B	2,515	403,538
CNP Assurances	2,833	72,843
Credit Agricole SA	24,130	456,160
Dassault Aviation SA	82	137,598
Dassault Systemes SE	2,501	289,379
Eiffage SA	1,066	129,690
Electricite de France SA	12,792	176,487
Eurazeo SA	2,132	225,091
Eurofins Scientific SE	246	160,889
Faurecia	3,198	288,355
Ipsen SA	872	122,697
Kering	3,744	1,902,016
LVMH Moet Hennessy Louis Vuitton SE	7,052	2,219,099
Natixis SA	16,624	151,882
Peugeot SA	10,704	241,221
Remy Cointreau SA	590	77,909
Safran SA	9,400	1,064,912
SEB SA	164	33,996
STMicroelectronics NV	27,856	667,312
Ubisoft Entertainment SAa	3,198	274,651
Vinci SA	10,096	1,094,207

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
Wendel SA	779	$145,663

		15,497,475
GERMANY — 8.89%
adidas AG	2,803	654,021
Allianz SE Registered	11,480	2,910,297
Commerzbank AGa	35,178	581,006
Covestro AGc	2,796	322,467
Deutsche Lufthansa AG Registered	11,726	419,825
Deutsche Post AG Registered	26,368	1,250,521
E.ON SE	69,290	730,164
Fraport AG Frankfurt Airport Services Worldwide	1,656	196,477
Infineon Technologies AG	30,424	887,256
MTU Aero Engines AG	1,066	191,626
QIAGEN NVa	3,198	107,327
RWE AGa	13,858	278,289
SAP SE	16,290	1,843,238
Uniper SE	9,594	287,200
United Internet AG Registered[d]	4,264	311,807
Wirecard AG	6,396	799,172

		11,770,693
HONG KONG — 2.12%
ASM Pacific Technology Ltd.	4,600	62,812
BOC Hong Kong Holdings Ltd.	88,000	449,482
Galaxy Entertainment Group Ltd.	53,000	469,593
Hang Seng Bank Ltd.	25,100	597,539
Kerry Properties Ltd.	22,000	105,198
Link REIT	49,500	437,950
Melco Resorts & Entertainment Ltd. ADR	4,900	145,922
Techtronic Industries Co. Ltd.	62,000	412,992
Wynn Macau Ltd.	35,200	124,212

		2,805,700
IRELAND — 0.34%
Kerry Group PLC Class A	4,264	455,494

		455,494
ISRAEL — 0.73%
Azrieli Group Ltd.	1,154	63,045
Bank Leumi Le-Israel BM	38,885	239,803
Check Point Software Technologies Ltd.[a,b]	3,982	411,778
Elbit Systems Ltd.	414	62,693
Frutarom Industries Ltd.	1,066	111,505
Mizrahi Tefahot Bank Ltd.	4,070	79,524

		968,348

Security	Shares	Value
ITALY — 3.40%
Atlantia SpA	11,726	$389,733
CNH Industrial NV	21,082	312,923
Davide Campari-Milano SpA	21,771	173,847
Enel SpA	229,190	1,458,974
EXOR NV	1,612	124,947
Ferrari NV	6,070	726,226
Fiat Chrysler Automobiles NVa	41,142	997,479
Prysmian SpA	4,766	168,262
Recordati SpA	3,300	150,749

		4,503,140
JAPAN — 32.11%
Asahi Group Holdings Ltd.	13,100	658,990
Asahi Kasei Corp.	41,700	544,195
Bandai Namco Holdings Inc.	4,400	143,502
Bridgestone Corp.	14,100	685,398
Brother Industries Ltd.	6,000	153,415
Canon Inc.	28,700	1,143,478
Chugai Pharmaceutical Co. Ltd.	8,200	433,457
Daifuku Co. Ltd.	5,200	347,762
Daiwa House Industry Co. Ltd.	17,000	670,469
Denso Corp.	12,900	806,346
Disco Corp.	1,300	304,173
Fujitsu Ltd.	44,000	324,049
Hankyu Hanshin Holdings Inc.	9,300	374,454
Hitachi Construction Machinery Co. Ltd.	4,400	196,913
Hitachi Ltd.	205,000	1,627,154
Hoya Corp.	8,800	448,969
ITOCHU Corp.	51,200	1,003,315
JFE Holdings Inc.	12,300	291,682
JSR Corp.	4,400	104,160
JXTG Holdings Inc.	90,200	598,111
Kajima Corp.	48,000	474,481
Kansai Electric Power Co. Inc. (The)	17,900	221,956
Keyence Corp.	4,200	2,556,053
Kirin Holdings Co. Ltd.	28,700	715,430
Komatsu Ltd.	28,700	1,113,504
Konami Holdings Corp.	4,400	251,532
Kyocera Corp.	9,900	657,642
Makita Corp.	8,500	400,257
MINEBEA MITSUMI Inc.	12,300	277,991
MISUMI Group Inc.	8,300	249,787
Mitsubishi Chemical Holdings Corp.	41,000	444,913
Mitsubishi Electric Corp.	49,600	905,391

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
Mitsubishi Gas Chemical Co. Inc.	5,700	$160,836
Mitsubishi Motors Corp.	16,400	121,548
Mitsubishi UFJ Financial Group Inc.	164,000	1,233,212
Mitsui Chemicals Inc.	4,700	147,474
Nidec Corp.	8,200	1,310,888
Nikon Corp.	14,000	271,522
Nintendo Co. Ltd.	2,800	1,230,507
Nitori Holdings Co. Ltd.	1,500	238,903
Nitto Denko Corp.	4,100	374,636
NTT Data Corp.	29,500	346,741
Obayashi Corp.	30,700	369,002
Omron Corp.	5,800	361,852
Oriental Land Co. Ltd./Japan	9,300	908,231
Panasonic Corp.	62,900	932,940
Recruit Holdings Co. Ltd.	58,200	1,417,744
Rohm Co. Ltd.	4,400	482,507
Ryohin Keikaku Co. Ltd.	800	267,143
Sekisui Chemical Co. Ltd.	8,200	156,255
Shin-Etsu Chemical Co. Ltd.	13,200	1,500,728
Shiseido Co. Ltd.	16,400	841,523
SMC Corp./Japan	1,600	784,499
SoftBank Group Corp.	17,600	1,447,923
Stanley Electric Co. Ltd.	4,400	178,370
Start Today Co. Ltd.	8,200	240,768
Sumitomo Chemical Co. Ltd.	41,000	300,490
Sumitomo Corp.	22,000	378,709
Sumitomo Metal Mining Co. Ltd.	9,600	449,240
Suzuki Motor Corp.	12,300	701,795
Taisei Corp.	12,300	625,395
Takeda Pharmaceutical Co. Ltd.	20,500	1,204,778
THK Co. Ltd.	8,200	339,554
Tobu Railway Co. Ltd.	13,000	436,489
Tokyo Electron Ltd.	8,200	1,537,007
Tosoh Corp.	8,200	187,806
Toyota Industries Corp.	4,900	318,272
Toyota Tsusho Corp.	8,200	331,290
Trend Micro Inc./Japan[a]	4,600	247,794
Yakult Honsha Co. Ltd.	4,300	359,269
Yaskawa Electric Corp.	12,600	648,729

		42,521,298
NETHERLANDS — 5.57%
ASML Holding NV	12,526	2,546,617
ING Groep NV	63,572	1,253,654
Koninklijke DSM NV	3,136	325,113
Koninklijke Philips NV	17,144	701,796

Security	Shares	Value
NN Group NV	7,462	$353,240
RELX NV	18,298	408,368
Unilever NV CVA	26,201	1,522,652
Wolters Kluwer NV	4,856	257,884

		7,369,324
NEW ZEALAND — 0.18%
Fisher & Paykel Healthcare Corp. Ltd.	24,518	242,246

		242,246
NORWAY — 1.01%
DNB ASA	18,492	376,763
Norsk Hydro ASA	37,925	277,658
Telenor ASA	20,254	476,251
Yara International ASA	4,264	205,804

		1,336,476
PORTUGAL — 0.09%
Galp Energia SGPS SA	6,211	118,923

		118,923
SINGAPORE — 2.56%
City Developments Ltd.	12,300	124,578
DBS Group Holdings Ltd.	57,700	1,163,520
Genting Singapore PLC	124,200	128,070
Oversea-Chinese Banking Corp. Ltd.	106,600	1,052,809
United Overseas Bank Ltd.	32,800	687,217
UOL Group Ltd.	16,400	114,620
Yangzijiang Shipbuilding Holdings Ltd.	92,400	112,924

		3,383,738
SPAIN — 1.63%
Abertis Infraestructuras SA	19,743	480,092
Amadeus IT Group SA	13,787	1,073,104
Grifols SA	7,428	239,756
Repsol SA	19,222	362,899

		2,155,851
SWEDEN — 2.58%
Alfa Laval AB	11,206	294,898
Atlas Copco AB Class A	13,162	619,181
Atlas Copco AB Class B	8,528	356,994
Boliden AB	5,638	205,149
Industrivarden AB Class C	3,568	95,350
Investor AB Class B	7,726	378,800
Sandvik AB	22,562	445,667
Tele2 AB Class B	9,245	116,008
Volvo AB Class B	43,882	898,647

		3,410,694

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
SWITZERLAND — 5.60%
ABB Ltd. Registered	31,654	$883,629
Adecco Group AG Registered	3,506	288,898
Baloise Holding AG Registered	1,242	203,482
Barry Callebaut AG Registered	46	94,316
Cie. Financiere Richemont SA Class A Registered	10,259	985,729
Clariant AG Registered	7,462	213,842
EMS-Chemie Holding AG Registered	220	161,876
Julius Baer Group Ltd.	5,180	356,069
Kuehne + Nagel International AG Registered	1,066	195,976
Lonza Group AG Registered	3,130	871,727
Partners Group Holding AG	546	424,947
Schindler Holding AG Participation Certificates	916	229,985
Schindler Holding AG Registered	82	19,989
Sika AG Bearer	88	763,468
Sonova Holding AG Registered	1,230	198,605
Straumann Holding AG Registered	451	344,945
Swiss Life Holding AG Registered	916	344,387
Zurich Insurance Group AG	2,546	837,803

		7,419,673
UNITED KINGDOM — 8.64%
3i Group PLC	28,262	374,329
Antofagasta PLC	12,466	165,041
Ashtead Group PLC	11,488	343,884
Associated British Foods PLC	8,528	331,438
Berkeley Group Holdings PLC	2,810	158,480
Burberry Group PLC	8,008	179,813
Carnival PLC	4,071	287,722
Coca-Cola HBC AG	4,766	160,355
Croda International PLC	1,660	105,849
Ferguson PLC	3,422	264,530
Glencore PLC	172,912	992,656
HSBC Holdings PLC	372,302	3,976,565
Intertek Group PLC	5,084	363,220
Persimmon PLC	7,550	268,627
Prudential PLC	48,676	1,319,328
RELX PLC	23,302	516,268
Segro PLC	22,280	184,207
TUI AG	10,660	241,484
Unilever PLC	21,258	1,209,198

		11,442,994

TOTAL COMMON STOCKS
(Cost: $121,339,796)		132,248,455

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	261,184	$261,236
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	71,127	71,127

		332,363

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,361)		332,363

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $121,672,157)		132,580,818
Other Assets, Less Liabilities — (0.13)%		(172,148)

NET ASSETS — 100.00%		$132,408,670

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	315,957	—		(54,773)[b]	261,184	$261,236	$3,755	[c]	$(61)	$21
BlackRock Cash Funds: Treasury, SL Agency Shares	2,723	68,404	[b]	—	71,127	71,127	875		—	—

						$332,363	$4,630		$(61)	$21

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$132,248,455	$—	$—	$132,248,455
Money market funds	332,363	—	—	332,363

Total	$132,580,818	$—	$—	$132,580,818

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.43%

AUSTRALIA — 4.95%
Aristocrat Leisure Ltd.	5,332	$103,190
ASX Ltd.	2,163	95,876
Brambles Ltd.	9,870	79,123
Cochlear Ltd.	510	71,742
CSL Ltd.	3,332	395,054
Dexus	8,235	63,549
Domino’s Pizza Enterprises Ltd.	600	23,316
Flight Centre Travel Group Ltd.	480	19,834
Fortescue Metals Group Ltd.	10,395	41,750
Goodman Group	9,307	60,969
GPT Group (The)	15,315	62,379
Insurance Australia Group Ltd.	25,590	150,024
LendLease Group	4,125	52,909
Medibank Pvt Ltd.	39,264	106,510
Mirvac Group	21,690	38,640
QBE Insurance Group Ltd.	12,998	113,461
REA Group Ltd.	413	24,630
Rio Tinto Ltd.	3,631	225,955
Scentre Group	37,822	127,099
Telstra Corp. Ltd.	44,072	130,972
TPG Telecom Ltd.	2,580	13,308
Vicinity Centres	23,721	51,670
Westfield Corp.	12,544	92,840
Woodside Petroleum Ltd.	5,355	143,615

		2,288,415
AUSTRIA — 0.07%
ANDRITZ AG	510	30,699

		30,699
BELGIUM — 0.28%
Colruyt SA	315	17,490
Proximus SADP	1,323	44,763
Umicore SA	1,320	69,656

		131,909
CANADA — 7.35%
Alimentation Couche-Tard Inc. Class B	2,013	105,585
BCE Inc.	1,072	50,260
Cameco Corp.	2,390	22,052
Canadian Imperial Bank of Commerce	4,847	481,441
Canadian National Railway Co.	6,977	560,617
Canadian Pacific Railway Ltd.	1,133	210,319
CCL Industries Inc. Class B	991	47,520
CGI Group Inc. Class Aa	1,395	80,049

Security	Shares	Value
CI Financial Corp.	3,977	$95,985
Constellation Software Inc./Canada	213	138,043
Gildan Activewear Inc.	1,894	64,577
Great-West Lifeco Inc.	3,225	91,426
IGM Financial Inc.	781	27,965
Imperial Oil Ltd.	2,149	67,736
Industrial Alliance Insurance & Financial Services Inc.	1,121	53,809
Intact Financial Corp.	1,321	111,044
Inter Pipeline Ltd.	2,330	44,782
Jean Coutu Group PJC Inc. (The) Class A	420	8,298
Keyera Corp.	1,410	39,777
Linamar Corp.	441	26,107
Magna International Inc.	3,031	173,581
Manulife Financial Corp.	17,445	371,125
Metro Inc.	1,126	37,777
Pembina Pipeline Corp.	3,334	113,946
Power Financial Corp.	2,436	67,370
Saputo Inc.	871	30,052
Sun Life Financial Inc.	6,476	281,717

		3,402,960
DENMARK — 3.66%
Chr Hansen Holding A/S	1,053	92,359
Coloplast A/S Class B	1,141	101,720
Genmab A/Sa	349	64,143
Novo Nordisk A/S Class B	18,155	1,013,169
Novozymes A/S Class B	2,571	143,092
Orsted A/Sb	1,217	74,150
Pandora A/S	1,412	134,341
Tryg A/S	1,965	47,989
William Demant Holding A/Sa	735	23,302

		1,694,265
FINLAND — 2.03%
Elisa OYJ	1,695	72,342
Fortum OYJ	2,430	52,870
Kone OYJ Class B	4,372	251,080
Nokian Renkaat OYJ	931	47,180
Orion OYJ Class B	1,020	41,043
Sampo OYJ Class A	5,025	292,775
UPM-Kymmene OYJ	3,151	106,534
Wartsila OYJ Abp	1,110	76,136

		939,960
FRANCE — 7.38%
Amundi SAb	540	51,126
AXA SA	15,964	526,910

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
Bureau Veritas SA	1,740	$51,177
Faurecia	585	52,748
Hermes International	375	207,978
Iliad SA	195	50,625
L’Oreal SA	1,171	267,102
Legrand SA	1,825	152,370
LVMH Moet Hennessy Louis Vuitton SE	2,134	671,520
SCOR SE	1,785	80,163
Societe BIC SA	226	25,986
Thales SA	863	97,144
TOTAL SA	14,371	834,891
Unibail-Rodamco SE	620	159,571
Valeo SA	2,340	185,106

		3,414,417
GERMANY — 10.36%
adidas AG	1,470	342,994
Allianz SE Registered	4,455	1,129,388
BASF SE	6,645	780,782
Beiersdorf AG	476	56,629
Continental AG	885	266,472
Covestro AGb	1,262	145,549
Deutsche Post AG Registered	8,462	401,316
GEA Group AG	1,260	62,833
Hannover Rueck SE	698	95,736
Henkel AG & Co. KGaA	445	55,879
HUGO BOSS AG	662	61,010
MTU Aero Engines AG	375	67,411
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,533	361,990
Osram Licht AG	606	53,117
ProSiebenSat.1 Media SE Registered	1,981	75,985
RTL Group SAa	391	33,268
SAP SE	6,504	735,937
Symrise AG	785	65,872

		4,792,168
HONG KONG — 6.37%
AIA Group Ltd.	138,200	1,183,847
ASM Pacific Technology Ltd.	3,000	40,964
CK Infrastructure Holdings Ltd.	2,000	17,810
CLP Holdings Ltd.	8,500	86,777
Hang Seng Bank Ltd.	9,000	214,257
Henderson Land Development Co. Ltd.	3,902	27,289
Hong Kong & China Gas Co. Ltd.	60,908	120,392

Security	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	13,600	$515,383
Hongkong Land Holdings Ltd.	7,500	54,000
Link REIT	15,000	132,712
MGM China Holdings Ltd.	12,000	36,975
Power Assets Holdings Ltd.	7,500	66,692
Sands China Ltd.	24,000	142,991
Sino Land Co. Ltd.	22,000	40,560
Sun Hung Kai Properties Ltd.	8,000	139,002
Swire Properties Ltd.	9,000	31,471
Techtronic Industries Co. Ltd.	7,500	49,959
WH Group Ltd.[b]	37,500	46,459

		2,947,540
IRELAND — 0.21%
Kerry Group PLC Class A	631	67,405
Ryanair Holdings PLC ADR[a]	225	27,610

		95,015
ISRAEL — 0.42%
Check Point Software Technologies Ltd.[a,c]	1,320	136,501
Elbit Systems Ltd.	182	27,561
Frutarom Industries Ltd.	300	31,380

		195,442
ITALY — 0.43%
Luxottica Group SpA	1,275	82,276
Recordati SpA	795	36,317
Snam SpA	13,625	66,518
UnipolSai Assicurazioni SpA	4,806	12,459

		197,570
JAPAN — 10.33%
ABC-Mart Inc.	100	6,504
Astellas Pharma Inc.	12,000	158,307
Calbee Inc.	100	3,518
Daicel Corp.	1,500	18,167
Daito Trust Construction Co. Ltd.	800	139,728
Daiwa House Industry Co. Ltd.	4,500	177,477
Disco Corp.	100	23,398
Hitachi Chemical Co. Ltd.	1,500	38,244
Hoshizaki Corp.	200	18,891
Inpex Corp.	4,500	58,499
Japan Airlines Co. Ltd.	1,500	56,521
Japan Exchange Group Inc.	6,000	107,792
Japan Tobacco Inc.	4,500	148,907
JSR Corp.	1,500	35,509
Kakaku.com Inc.	1,500	26,261

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
Kao Corp.	3,000	$207,860
KDDI Corp.	16,500	416,147
Keyence Corp.	600	365,150
Koito Manufacturing Co. Ltd.	1,500	105,401
Kuraray Co. Ltd.	3,000	56,067
M3 Inc.	1,500	54,830
MISUMI Group Inc.	1,500	45,142
MS&AD Insurance Group Holdings Inc.	4,500	152,989
Nabtesco Corp.	300	14,154
Nissan Chemical Industries Ltd.	200	8,144
Nitori Holdings Co. Ltd.	500	79,634
Nitto Denko Corp.	1,500	137,062
NTT DOCOMO Inc.	10,500	260,155
Oracle Corp. Japan	200	16,087
Osaka Gas Co. Ltd.	3,000	59,448
Park24 Co. Ltd.	1,500	37,474
Recruit Holdings Co. Ltd.	7,500	182,699
Ryohin Keikaku Co. Ltd.	100	33,393
Seven Bank Ltd.	7,500	27,621
Shimizu Corp.	3,000	30,699
Shin-Etsu Chemical Co. Ltd.	3,000	341,075
SMC Corp./Japan	300	147,094
Sompo Holdings Inc.	3,000	119,994
Sony Financial Holdings Inc.	1,500	27,401
Start Today Co. Ltd.	3,000	88,086
Subaru Corp.	4,500	149,155
Suruga Bank Ltd.	3,000	60,519
Sysmex Corp.	1,500	117,631
T&D Holdings Inc.	4,500	80,102
Taisei Corp.	1,500	76,268
Tosoh Corp.	3,000	68,710
Trend Micro Inc./Japan[a]	1,500	80,803
Unicharm Corp.	1,500	40,058
USS Co. Ltd.	1,500	33,393
Yahoo Japan Corp.	9,000	43,287

		4,781,455
NETHERLANDS — 3.92%
Akzo Nobel NV	1,667	156,622
ASML Holding NV	2,955	600,770
Koninklijke Vopak NV	480	21,760
Randstad Holding NV	840	59,521
RELX NV	8,598	191,887
Unilever NV CVA	11,431	664,304
Wolters Kluwer NV	2,265	120,286

		1,815,150

Security	Shares	Value
NEW ZEALAND — 0.29%
Fisher & Paykel Healthcare Corp. Ltd.	4,440	$43,869
Meridian Energy Ltd.	7,020	15,067
Ryman Healthcare Ltd.	3,270	26,500
Spark New Zealand Ltd.	18,348	48,750

		134,186
NORWAY — 0.10%
Gjensidige Forsikring ASA	2,460	46,596

		46,596
PORTUGAL — 0.27%
Galp Energia SGPS SA	4,200	80,418
Jeronimo Martins SGPS SA	2,010	42,956

		123,374
SINGAPORE — 0.76%
ComfortDelGro Corp. Ltd.	16,500	26,467
SATS Ltd.	6,000	25,344
Singapore Exchange Ltd.	15,000	93,951
Singapore Technologies Engineering Ltd.	15,000	38,611
Singapore Telecommunications Ltd.	61,500	166,292

		350,665
SPAIN — 2.90%
Amadeus IT Group SA	4,695	365,433
Enagas SA	796	21,766
Endesa SA	2,265	51,071
Gas Natural SDG SA	1,800	41,719
Iberdrola SA	32,807	268,021
Iberdrola SA New[a]	713	5,826
Industria de Diseno Textil SA	13,879	499,156
Mapfre SA	7,206	25,683
Red Electrica Corp. SA	3,049	64,837

		1,343,512
SWEDEN — 3.37%
Assa Abloy AB Class B	6,786	150,762
Atlas Copco AB Class A	7,005	329,537
Atlas Copco AB Class B	3,946	165,185
Boliden AB	1,830	66,588
Electrolux AB Class B	2,132	75,514
Hennes & Mauritz AB Class B	13,371	237,203
Industrivarden AB Class C	1,622	43,346
Investor AB Class B	5,973	292,851
L E Lundbergforetagen AB Class B	466	37,733
Securitas AB Class B	1,890	35,095
Skanska AB Class B	3,046	62,107

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
SKF AB Class B	2,505	$62,111

		1,558,032
SWITZERLAND — 11.72%
ABB Ltd. Registered	12,900	360,107
Adecco Group AG Registered	1,351	111,324
Baloise Holding AG Registered	475	77,821
EMS-Chemie Holding AG Registered	105	77,259
Geberit AG Registered	414	196,401
Givaudan SA Registered	90	216,868
Kuehne + Nagel International AG Registered	721	132,550
Nestle SA Registered	13,292	1,149,895
Partners Group Holding AG	303	235,822
Roche Holding AG	5,589	1,379,514
Schindler Holding AG Participation Certificates	465	116,750
Schindler Holding AG Registered	219	53,384
SGS SA Registered	60	161,553
Sika AG Bearer	18	156,164
Straumann Holding AG Registered	75	57,363
Swiss Life Holding AG Registered	257	96,624
Swiss Re AG	2,852	281,641
Swisscom AG Registered	225	123,053
Zurich Insurance Group AG	1,335	439,303

		5,423,396
UNITED KINGDOM — 22.26%
3i Group PLC	13,637	180,622
Admiral Group PLC	3,555	93,424
Ashtead Group PLC	4,136	123,808
Associated British Foods PLC	1,323	51,418
AstraZeneca PLC	9,228	641,240
Babcock International Group PLC	810	7,902
BAE Systems PLC	32,970	278,497
Berkeley Group Holdings PLC	1,605	90,520
BT Group PLC	94,111	341,870
Bunzl PLC	3,165	92,716
Burberry Group PLC	4,232	95,026
Centrica PLC	48,811	92,630
Compass Group PLC	16,965	357,654
Croda International PLC	1,548	98,708
Diageo PLC	14,295	514,812
Direct Line Insurance Group PLC	13,787	72,404
Experian PLC	7,246	167,237
Ferguson PLC	2,055	158,857
GKN PLC	21,930	131,853

Security	Shares	Value
Hargreaves Lansdown PLC	4,598	$121,454
IMI PLC	3,150	59,532
Imperial Brands PLC	4,171	171,921
Intertek Group PLC	1,535	109,666
ITV PLC	35,100	83,356
Johnson Matthey PLC	1,666	81,972
Legal & General Group PLC	79,064	304,244
London Stock Exchange Group PLC	3,640	203,272
Mondi PLC	3,091	82,505
National Grid PLC	17,811	203,815
Next PLC	1,360	98,479
Old Mutual PLC	45,060	149,813
Persimmon PLC	3,635	129,332
Prudential PLC	25,566	692,948
Reckitt Benckiser Group PLC	4,546	439,789
RELX PLC	8,871	196,542
Rio Tinto PLC	10,291	573,958
Royal Dutch Shell PLC Class A ADR	24,150	845,684
Royal Dutch Shell PLC Class B	20,040	711,307
Sage Group PLC (The)	12,330	131,364
Schroders PLC	1,595	84,376
Severn Trent PLC	1,321	36,697
Smith & Nephew PLC	5,205	93,928
Smiths Group PLC	2,710	61,602
SSE PLC	8,595	159,443
St. James’s Place PLC	5,571	94,156
Taylor Wimpey PLC	34,365	93,144
Travis Perkins PLC	1,725	35,827
TUI AG	3,750	84,950
Unilever PLC	8,721	496,068
Whitbread PLC	1,456	80,356

		10,302,698

TOTAL COMMON STOCKS
(Cost: $40,616,417)		46,009,424

PREFERRED STOCKS — 0.31%

GERMANY — 0.31%
Fuchs Petrolub SE, Preference Shares	709	38,862
Henkel AG & Co. KGaA, Preference Shares	765	107,308

		146,170

TOTAL PREFERRED STOCKS
(Cost: $131,679)		146,170

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	57,413	$57,425
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	10,300	10,300

		67,725

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,725)		67,725

Value
TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $40,815,821)	$46,223,319
Other Assets, Less Liabilities — 0.11%	51,163

NET ASSETS — 100.00%	$46,274,482

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,912	41,501	[b]	—	57,413	$57,425	$210	[c]	$(7)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	637	9,663	[b]	—	10,300	10,300	189		—	—

						$67,725	$399		$(7)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$46,003,598	$5,826	$—	$46,009,424
Preferred stocks	146,170	—	—	146,170
Money market funds	67,725	—	—	67,725

Total	$46,217,493	$5,826	$—	$46,223,319

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.13%

AUSTRALIA — 7.72%
AGL Energy Ltd.	457	$8,675
Alumina Ltd.	2,336	4,559
Amcor Ltd./Australia	591	6,968
AMP Ltd.	1,476	6,275
APA Group	1,121	7,316
Aristocrat Leisure Ltd.	329	6,367
ASX Ltd.	334	14,805
Aurizon Holdings Ltd.	1,651	6,257
AusNet Services	7,831	10,748
Australia & New Zealand Banking Group Ltd.	273	6,318
Bank of Queensland Ltd.	555	5,568
Bendigo & Adelaide Bank Ltd.	560	5,310
BHP Billiton Ltd.	191	4,671
Boral Ltd.	1,027	6,653
Brambles Ltd.	953	7,640
Caltex Australia Ltd.	234	6,588
CIMIC Group Ltd.	124	4,733
Coca-Cola Amatil Ltd.	1,062	7,206
Cochlear Ltd.	51	7,174
Commonwealth Bank of Australia	123	7,855
Computershare Ltd.	494	6,680
Crown Resorts Ltd.	375	4,023
CSL Ltd.	75	8,892
Dexus	1,358	10,480
Domino’s Pizza Enterprises Ltd.[a]	80	3,109
Flight Centre Travel Group Ltd.[a]	103	4,256
Goodman Group	1,429	9,361
GPT Group (The)	2,685	10,936
Harvey Norman Holdings Ltd.	1,745	6,387
Healthscope Ltd.	3,227	5,043
Incitec Pivot Ltd.	1,521	4,594
Insurance Australia Group Ltd.	1,555	9,116
James Hardie Industries PLC	365	6,446
LendLease Group	622	7,978
Macquarie Group Ltd.	108	9,019
Medibank Pvt Ltd.	1,745	4,734
Mirvac Group	4,349	7,748
National Australia Bank Ltd.	242	5,708
Newcrest Mining Ltd.	151	2,772
Oil Search Ltd.	531	3,255
Orica Ltd.	265	4,120
Origin Energy Ltd.[b]	488	3,691

Security	Shares	Value
QBE Insurance Group Ltd.	461	$4,024
Ramsay Health Care Ltd.	138	7,638
REA Group Ltd.	148	8,826
Rio Tinto Ltd.	74	4,605
Santos Ltd.[b]	454	1,875
Scentre Group	2,806	9,430
Seek Ltd.	351	5,557
Sonic Healthcare Ltd.	431	8,324
South32 Ltd.	959	2,966
Stockland	2,985	10,200
Suncorp Group Ltd.	778	8,606
Sydney Airport	1,186	6,540
Tabcorp Holdings Ltd.	3,271	13,694
Telstra Corp. Ltd.	4,246	12,618
TPG Telecom Ltd.	733	3,781
Transurban Group	1,074	10,453
Treasury Wine Estates Ltd.	443	6,141
Vicinity Centres	4,387	9,556
Wesfarmers Ltd.	283	10,040
Westfield Corp.	1,327	9,821
Westpac Banking Corp.	199	4,989
Woodside Petroleum Ltd.	179	4,801
Woolworths Group Ltd.	329	7,180

		451,699
AUSTRIA — 0.35%
ANDRITZ AG	105	6,320
Erste Group Bank AG	73	3,686
OMV AG	81	5,233
Voestalpine AG	75	4,885

		20,124
BELGIUM — 1.33%
Ageas	143	7,578
Anheuser-Busch InBev SA/NV	56	6,358
Colruyt SA	209	11,604
Groupe Bruxelles Lambert SA	90	10,638
KBC Group NV	69	6,653
Proximus SADP	225	7,613
Solvay SA	33	4,791
Telenet Group Holding NVb	126	9,724
UCB SA	62	5,422
Umicore SA	144	7,599

		77,980
CANADA — 10.94%
Alimentation Couche-Tard Inc. Class B	94	4,930
AltaGas Ltd.	179	4,023

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
ARC Resources Ltd.	267	$2,945
Atco Ltd./Canada Class I	236	8,556
Bank of Montreal	166	13,711
Bank of Nova Scotia (The)	189	12,589
BCE Inc.	425	19,926
Bombardier Inc. Class Bb	540	1,532
Brookfield Asset Management Inc. Class A	300	12,588
CAE Inc.	630	11,657
Cameco Corp.	337	3,109
Canadian Imperial Bank of Commerce	160	15,892
Canadian National Railway Co.	89	7,151
Canadian Natural Resources Ltd.	91	3,115
Canadian Pacific Railway Ltd.	28	5,198
Canadian Tire Corp. Ltd. Class A	63	8,813
Canadian Utilities Ltd. Class A	266	7,894
Cenovus Energy Inc.	311	2,973
CGI Group Inc. Class Ab	167	9,583
CI Financial Corp.	519	12,526
Constellation Software Inc./Canada	12	7,777
Crescent Point Energy Corp.	358	2,831
Dollarama Inc.	54	7,402
Element Fleet Management Corp.	586	3,964
Emera Inc.	300	11,126
Empire Co. Ltd. Class A	188	3,647
Enbridge Inc.	153	5,616
Fairfax Financial Holdings Ltd.	16	8,438
Finning International Inc.	178	4,914
First Capital Realty Inc.	1,235	20,707
Fortis Inc./Canada	313	11,088
Franco-Nevada Corp.	48	3,680
George Weston Ltd.	137	12,029
Gildan Activewear Inc.	260	8,865
Goldcorp Inc.	210	3,014
Great-West Lifeco Inc.	388	10,999
H&R REIT	760	13,021
Husky Energy Inc.[b]	272	3,997
Hydro One Ltd.[c]	238	4,309
IGM Financial Inc.	260	9,310
Imperial Oil Ltd.	192	6,052
Industrial Alliance Insurance & Financial Services Inc.	164	7,872
Intact Financial Corp.	213	17,905
Jean Coutu Group PJC Inc. (The) Class A	345	6,816
Keyera Corp.	157	4,429

Security	Shares	Value
Loblaw Companies Ltd.	179	$9,721
Magna International Inc.	113	6,471
Manulife Financial Corp.	289	6,148
Metro Inc.	348	11,675
National Bank of Canada	196	10,199
Nutrien Ltd.[b]	224	11,749
Onex Corp.	152	11,413
Open Text Corp.	164	5,630
Pembina Pipeline Corp.	232	7,929
Power Corp. of Canada	354	9,057
Power Financial Corp.	396	10,952
PrairieSky Royalty Ltd.	120	2,979
Restaurant Brands International Inc.	66	3,997
RioCan REIT	612	12,017
Rogers Communications Inc. Class B	204	9,982
Royal Bank of Canada	210	18,028
Saputo Inc.	302	10,420
Seven Generations Energy Ltd. Class Ab	164	2,293
Shaw Communications Inc. Class B	569	12,453
SmartCentres Real Estate Investment Trust	537	13,241
SNC-Lavalin Group Inc.	136	6,032
Sun Life Financial Inc.	199	8,657
Suncor Energy Inc.	175	6,356
Teck Resources Ltd. Class B	42	1,223
TELUS Corp.	472	17,817
Thomson Reuters Corp.	321	13,927
Toronto-Dominion Bank (The)	220	13,417
Tourmaline Oil Corp.[b]	177	2,867
TransCanada Corp.	176	8,124
Vermilion Energy Inc.	86	3,260
West Fraser Timber Co. Ltd.	48	3,367

		639,920
DENMARK — 1.75%
AP Moller – Maersk A/S Class B	4	7,164
Carlsberg A/S Class B	65	8,376
Chr Hansen Holding A/S	67	5,877
Coloplast A/S Class B	86	7,667
Danske Bank A/S	257	10,475
DSV A/S	90	7,427
Genmab A/Sb	17	3,124
H Lundbeck A/S	57	2,916
ISS A/S	171	6,695
Novo Nordisk A/S Class B	92	5,134
Novozymes A/S Class B	101	5,621

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Orsted A/Sc	80	$4,874
Pandora A/S	35	3,330
TDC A/S	766	5,130
Tryg A/S	360	8,792
William Demant Holding A/Sb	298	9,447

		102,049
FINLAND — 1.07%
Elisa OYJ	204	8,707
Fortum OYJ	196	4,265
Kone OYJ Class B	112	6,432
Metso OYJ	85	2,981
Neste OYJ	67	4,647
Nokia OYJ	832	4,018
Nokian Renkaat OYJ	62	3,142
Orion OYJ Class B	136	5,472
Sampo OYJ Class A	141	8,215
Stora Enso OYJ Class R	252	4,339
UPM-Kymmene OYJ	131	4,429
Wartsila OYJ Abp	85	5,830

		62,477
FRANCE — 8.46%
Accor SA	103	5,883
Aeroports de Paris	46	9,587
Air Liquide SA	63	8,519
Airbus SE	44	5,070
Alstom SA	161	7,090
Arkema SA	32	4,102
Atos SE	57	9,018
AXA SA	156	5,149
BioMerieux	77	7,319
BNP Paribas SA	43	3,568
Bollore SA	1,061	6,186
Bouygues SA	132	7,362
Bureau Veritas SA	353	10,382
Capgemini SE	54	7,195
Carrefour SA	269	6,459
Casino Guichard Perrachon SA	53	3,109
Cie. de Saint-Gobain	71	4,141
Cie. Generale des Etablissements Michelin Class B	45	7,220
CNP Assurances	225	5,785
Credit Agricole SA	228	4,310
Danone SA	121	10,470
Dassault Aviation SA	3	5,034
Dassault Systemes SE	96	11,108

Security	Shares	Value
Edenred	132	$4,277
Eiffage SA	57	6,935
Electricite de France SA	246	3,394
Engie SA	286	4,981
Essilor International Cie Generale d’Optique SA	53	7,553
Eurazeo SA	90	9,502
Eurofins Scientific SE	8	5,232
Eutelsat Communications SA	180	3,973
Fonciere Des Regions	79	8,705
Gecina SA	61	11,946
Getlink SE Registered	544	7,658
Hermes International	15	8,319
ICADE	90	9,788
Iliad SA	21	5,452
Imerys SA	85	9,138
Ingenico Group SA	52	5,940
Ipsen SA	46	6,473
JCDecaux SA	150	6,514
Kering	11	5,588
Klepierre SA	172	7,883
L’Oreal SA	45	10,264
Lagardere SCA	217	6,791
Legrand SA	101	8,433
LVMH Moet Hennessy Louis Vuitton SE	29	9,126
Natixis SA	377	3,444
Orange SA	299	5,418
Pernod Ricard SA	58	9,270
Publicis Groupe SA	125	8,670
Remy Cointreau SA	45	5,942
Renault SA	25	2,758
Rexel SA	224	4,052
Safran SA	71	8,043
Sanofi	54	4,784
Schneider Electric SE	64	6,018
SCOR SE	154	6,916
SEB SA	34	7,048
SES SA	335	5,246
Societe BIC SA	56	6,439
Societe Generale SA	66	3,852
Sodexo SA	63	8,111
Suez	321	4,803
Teleperformance	35	5,324
Thales SA	74	8,330
TOTAL SA	73	4,241

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Unibail-Rodamco SE	29	$7,464
Valeo SA	63	4,984
Veolia Environnement SA	267	6,749
Vinci SA	97	10,513
Vivendi SA	224	6,594
Wendel SA	52	9,723
Zodiac Aerospace[a]	76	2,370

		495,037
GERMANY — 5.82%
1&1 Drillisch AG	93	7,762
adidas AG	20	4,667
Allianz SE Registered	34	8,619
Axel Springer SE	122	10,753
BASF SE	41	4,817
Bayer AG Registered	35	4,596
Bayerische Motoren Werke AG	39	4,468
Beiersdorf AG	105	12,492
Brenntag AG	114	7,416
Continental AG	16	4,818
Covestro AGc	43	4,959
Daimler AG Registered	44	4,041
Deutsche Boerse AG	57	7,339
Deutsche Lufthansa AG Registered	113	4,046
Deutsche Post AG Registered	153	7,256
Deutsche Telekom AG Registered	257	4,522
Deutsche Wohnen SE Bearer	193	8,752
E.ON SE	369	3,888
Evonik Industries AG	137	5,427
Fraport AG Frankfurt Airport Services Worldwide	88	10,441
Fresenius Medical Care AG & Co. KGaA	77	8,921
Fresenius SE & Co. KGaA	80	7,024
GEA Group AG	105	5,236
Hannover Rueck SE	58	7,955
HeidelbergCement AG	53	5,763
Henkel AG & Co. KGaA	63	7,911
HOCHTIEF AG	37	6,707
HUGO BOSS AG	48	4,424
Infineon Technologies AG	343	10,003
Innogy SEc	72	2,754
K+S AG Registered	89	2,508
KION Group AG	75	6,906
Lanxess AG	54	4,724
Linde AGb	31	7,592
MAN SE	136	16,231

Security	Shares	Value
Merck KGaA	52	$5,702
METRO AGa,b	258	5,625
MTU Aero Engines AG	33	5,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	36	8,501
Osram Licht AG	51	4,470
ProSiebenSat.1 Media SE Registered	146	5,600
QIAGEN NVb	165	5,537
RTL Group SAb	145	12,337
SAP SE	86	9,731
Siemens AG Registered	39	5,935
Symrise AG	112	9,398
Telefonica Deutschland Holding AG	1,008	5,111
thyssenkrupp AG	123	3,883
United Internet AG Registered[d]	124	9,068
Volkswagen AG	6	1,334
Vonovia SE	133	6,579

		340,481
HONG KONG — 5.83%
AIA Group Ltd.	1,000	8,566
ASM Pacific Technology Ltd.	300	4,096
Bank of East Asia Ltd. (The)	1,600	6,925
BOC Hong Kong Holdings Ltd.	1,500	7,662
CK Asset Holdings Ltd.	1,000	9,544
CK Hutchison Holdings Ltd.	500	6,751
CK Infrastructure Holdings Ltd.	1,000	8,905
CLP Holdings Ltd.	2,000	20,418
First Pacific Co. Ltd./Hong Kong	8,000	5,707
Hang Lung Group Ltd.	2,000	7,607
Hang Lung Properties Ltd.	2,000	5,293
Hang Seng Bank Ltd.	600	14,284
Henderson Land Development Co. Ltd.	1,210	8,462
HK Electric Investments & HK Electric Investments Ltd.[a,c]	14,500	13,404
HKT Trust & HKT Ltd.	7,000	8,726
Hong Kong & China Gas Co. Ltd.	8,360	16,524
Hong Kong Exchanges & Clearing Ltd.	100	3,790
Hongkong Land Holdings Ltd.	1,200	8,640
Hysan Development Co. Ltd.	2,000	11,174
Jardine Matheson Holdings Ltd.	100	6,348
Jardine Strategic Holdings Ltd.	300	11,940
Kerry Properties Ltd.	1,500	7,173
Li & Fung Ltd.	8,000	4,081
Link REIT	1,000	8,847

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Melco Resorts & Entertainment Ltd. ADR	88	$2,621
MGM China Holdings Ltd.	1,200	3,698
MTR Corp. Ltd.	2,000	11,456
New World Development Co. Ltd.	5,000	8,093
NWS Holdings Ltd.	3,000	5,845
PCCW Ltd.	11,000	6,343
Power Assets Holdings Ltd.	1,000	8,892
Sands China Ltd.	400	2,383
Shangri-La Asia Ltd.	2,000	5,089
Sino Land Co. Ltd.	4,000	7,375
SJM Holdings Ltd.	4,000	3,999
Swire Pacific Ltd. Class A	1,000	10,005
Swire Properties Ltd.	2,200	7,693
Techtronic Industries Co. Ltd.	1,000	6,661
WH Group Ltd.[c]	5,000	6,194
Wharf Holdings Ltd. (The)	1,000	4,098
Wharf Real Estate Investment Co. Ltd.[b]	1,000	6,910
Wheelock & Co. Ltd.	1,000	7,831
Wynn Macau Ltd.	1,200	4,235
Yue Yuen Industrial Holdings Ltd.	1,500	6,770

		341,058
IRELAND — 0.40%
CRH PLC	131	4,883
Kerry Group PLC Class A	104	11,110
Paddy Power Betfair PLC	27	3,141
Ryanair Holdings PLC ADR[b]	36	4,417

		23,551
ISRAEL — 1.49%
Azrieli Group Ltd.	157	8,577
Bank Hapoalim BM	1,672	12,552
Bank Leumi Le-Israel BM	1,591	9,812
Bezeq The Israeli Telecommunication Corp. Ltd.	3,876	6,416
Check Point Software Technologies Ltd.[b]	87	8,997
Elbit Systems Ltd.	54	8,177
Frutarom Industries Ltd.	60	6,276
Israel Chemicals Ltd.	865	3,655
Mizrahi Tefahot Bank Ltd.	524	10,239
Nice Ltd.	89	8,148
Teva Pharmaceutical Industries Ltd. ADR[a]	198	4,041

		86,890
ITALY — 2.00%
Assicurazioni Generali SpA	223	4,437
Atlantia SpA	213	7,079

Security	Shares	Value
CNH Industrial NV	306	$4,542
Davide Campari-Milano SpA	837	6,684
Enel SpA	1,649	10,497
Eni SpA	286	5,161
EXOR NV	54	4,186
Intesa Sanpaolo SpA	1,397	5,500
Leonardo SpA	214	2,591
Luxottica Group SpA	114	7,356
Mediobanca Banca di Credito Finanziario SpA	310	3,782
Poste Italiane SpA[c]	109	905
Prysmian SpA	225	7,944
Recordati SpA	138	6,304
Snam SpA	1,498	7,313
Telecom Italia SpA/Milano[b]	6,154	5,560
Tenaris SA	299	5,224
Terna Rete Elettrica Nazionale SpA	2,210	13,347
UnipolSai Assicurazioni SpA	3,277	8,495

		116,907
JAPAN — 22.54%
ABC-Mart Inc.	100	6,505
Aeon Co. Ltd.	400	6,807
AEON Financial Service Co. Ltd.	100	2,493
Aisin Seiki Co. Ltd.	100	5,836
Ajinomoto Co. Inc.	300	5,689
Alfresa Holdings Corp.	300	7,308
Amada Holdings Co. Ltd.	500	7,402
ANA Holdings Inc.	200	8,135
Aozora Bank Ltd.	100	4,049
Asahi Glass Co. Ltd.	100	4,388
Asahi Group Holdings Ltd.	200	10,061
Asahi Kasei Corp.	500	6,525
Asics Corp.	200	3,291
Astellas Pharma Inc.	500	6,596
Bandai Namco Holdings Inc.	100	3,261
Benesse Holdings Inc.	200	7,512
Bridgestone Corp.	100	4,861
Calbee Inc.	100	3,518
Canon Inc.	300	11,953
Casio Computer Co. Ltd.	200	3,032
Chubu Electric Power Co. Inc.	400	5,019
Chugai Pharmaceutical Co. Ltd.	100	5,286
Chugoku Electric Power Co. Inc. (The)	500	5,529
Coca-Cola Bottlers Japan Holdings Inc.	200	7,063
Concordia Financial Group Ltd.	900	5,450

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Credit Saison Co. Ltd.	300	$5,450
Dai Nippon Printing Co. Ltd.	400	8,905
Daiichi Sankyo Co. Ltd.	300	10,087
Daiwa House Industry Co. Ltd.	100	3,944
Daiwa House REIT Investment Corp.	4	9,828
Denso Corp.	100	6,251
Dentsu Inc.	100	4,475
East Japan Railway Co.	100	9,935
Eisai Co. Ltd.	100	5,708
Electric Power Development Co. Ltd.	200	5,671
FamilyMart UNY Holdings Co. Ltd.	100	6,688
Fuji Electric Co. Ltd.	1,000	8,227
FUJIFILM Holdings Corp.	200	7,677
Hakuhodo DY Holdings Inc.	400	6,002
Hamamatsu Photonics KK	200	7,384
Hankyu Hanshin Holdings Inc.	200	8,053
Hino Motors Ltd.	400	5,288
Hisamitsu Pharmaceutical Co. Inc.	100	6,871
Hitachi Chemical Co. Ltd.	200	5,099
Hitachi High-Technologies Corp.	100	4,691
Honda Motor Co. Ltd.	200	7,010
Hoya Corp.	100	5,102
Idemitsu Kosan Co. Ltd.	100	3,738
IHI Corp.	100	3,344
Inpex Corp.	300	3,900
Isetan Mitsukoshi Holdings Ltd.	400	4,782
Isuzu Motors Ltd.	300	5,054
ITOCHU Corp.	300	5,879
J Front Retailing Co. Ltd.	400	7,314
Japan Airlines Co. Ltd.	200	7,536
Japan Post Bank Co. Ltd.	100	1,349
Japan Post Holdings Co. Ltd.	200	2,386
Japan Prime Realty Investment Corp.	3	10,609
Japan Real Estate Investment Corp.	1	5,139
Japan Retail Fund Investment Corp.	4	7,970
Japan Tobacco Inc.	100	3,309
JSR Corp.	300	7,102
JXTG Holdings Inc.	1,250	8,289
Kajima Corp.	1,000	9,885
Kakaku.com Inc.	200	3,501
Kamigumi Co. Ltd.	400	8,773
Kaneka Corp.	1,000	9,271
Kansai Electric Power Co. Inc. (The)	300	3,720
Kao Corp.	100	6,929
KDDI Corp.	200	5,044

Security	Shares	Value
Keihan Holdings Co. Ltd.	200	$6,321
Keikyu Corp.	500	9,848
Keio Corp.	200	9,491
Kikkoman Corp.	100	4,132
Kintetsu Group Holdings Co. Ltd.	200	7,897
Kirin Holdings Co. Ltd.	300	7,478
Koito Manufacturing Co. Ltd.	100	7,027
Komatsu Ltd.	200	7,760
Konami Holdings Corp.	100	5,717
Konica Minolta Inc.	600	5,969
Kuraray Co. Ltd.	400	7,476
Kurita Water Industries Ltd.	300	9,812
Kyocera Corp.	100	6,643
Kyushu Financial Group Inc.	900	5,384
Lawson Inc.	100	6,761
Lion Corp.	200	3,749
LIXIL Group Corp.	200	5,616
Mabuchi Motor Co. Ltd.	100	5,918
Makita Corp.	200	9,418
Marubeni Corp.	900	6,746
Marui Group Co. Ltd.	300	5,458
Maruichi Steel Tube Ltd.	200	6,010
McDonald’s Holdings Co. Japan Ltd.	200	8,996
Mebuki Financial Group Inc.	1,070	4,852
Medipal Holdings Corp.	200	3,914
Mitsubishi Chemical Holdings Corp.	600	6,511
Mitsubishi Corp.	200	5,588
Mitsubishi Estate Co. Ltd.	500	9,567
Mitsubishi Materials Corp.	100	3,706
Mitsubishi Tanabe Pharma Corp.	300	6,132
Mitsubishi UFJ Financial Group Inc.	600	4,512
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,100	7,094
Mitsui & Co. Ltd.	400	7,014
Mitsui OSK Lines Ltd.	100	3,582
Mizuho Financial Group Inc.	2,400	4,514
MS&AD Insurance Group Holdings Inc.	200	6,799
Nabtesco Corp.	200	9,436
Nagoya Railroad Co. Ltd.	400	10,513
NGK Spark Plug Co. Ltd.	200	5,260
Nikon Corp.	400	7,758
Nippon Building Fund Inc.	1	5,359
Nippon Express Co. Ltd.	100	7,182
Nippon Prologis REIT Inc.	4	9,180
Nippon Steel & Sumitomo Metal Corp.	200	5,091
Nippon Telegraph & Telephone Corp.	200	9,511

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Nippon Yusen KKb	200	$5,004
Nissan Chemical Industries Ltd.	200	8,144
Nissan Motor Co. Ltd.	400	4,264
Nisshin Seifun Group Inc.	400	8,014
Nissin Foods Holdings Co. Ltd.	100	7,402
NOK Corp.	200	4,652
Nomura Holdings Inc.	1,000	6,482
Nomura Real Estate Holdings Inc.	200	4,786
Nomura Real Estate Master Fund Inc.	5	6,963
Nomura Research Institute Ltd.	220	10,118
NTT Data Corp.	1,000	11,754
NTT DOCOMO Inc.	200	4,955
Obayashi Corp.	600	7,212
Odakyu Electric Railway Co. Ltd.	400	8,795
Oji Holdings Corp.	1,000	6,843
Olympus Corp.	100	3,843
Omron Corp.	100	6,239
Oracle Corp. Japan	100	8,044
Oriental Land Co. Ltd./Japan	100	9,766
ORIX Corp.	200	3,729
Osaka Gas Co. Ltd.	400	7,926
Otsuka Corp.	100	8,383
Otsuka Holdings Co. Ltd.	100	4,440
Park24 Co. Ltd.	200	4,997
Recruit Holdings Co. Ltd.	300	7,308
Resona Holdings Inc.	1,000	6,022
Ricoh Co. Ltd.	600	5,893
Rinnai Corp.	100	9,409
Sankyo Co. Ltd.	200	6,486
Santen Pharmaceutical Co. Ltd.	300	4,895
Secom Co. Ltd.	200	15,285
Sega Sammy Holdings Inc.	300	4,186
Seibu Holdings Inc.	300	5,991
Sekisui Chemical Co. Ltd.	400	7,622
Sekisui House Ltd.	300	5,491
Seven & i Holdings Co. Ltd.	200	8,219
Seven Bank Ltd.	1,400	5,156
Shimizu Corp.	700	7,163
Shin-Etsu Chemical Co. Ltd.	100	11,369
Shionogi & Co. Ltd.	100	5,531
Shiseido Co. Ltd.	100	5,131
Showa Shell Sekiyu KK	400	5,669
Sompo Holdings Inc.	100	4,000
Sony Financial Holdings Inc.	300	5,480
Stanley Electric Co. Ltd.	200	8,108

Security	Shares	Value
Subaru Corp.	100	$3,315
Sumitomo Corp.	300	5,164
Sumitomo Dainippon Pharma Co. Ltd.	300	4,430
Sumitomo Electric Industries Ltd.	300	5,113
Sumitomo Mitsui Financial Group Inc.	100	4,469
Sumitomo Rubber Industries Ltd.	300	5,818
Suntory Beverage & Food Ltd.	200	9,546
Suruga Bank Ltd.	200	4,035
Suzuken Co. Ltd./Aichi Japan	200	8,511
Suzuki Motor Corp.	100	5,706
Taiheiyo Cement Corp.	100	4,246
Taisei Corp.	100	5,085
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,172
Takeda Pharmaceutical Co. Ltd.	200	11,754
Teijin Ltd.	300	6,626
Terumo Corp.	100	4,892
THK Co. Ltd.	200	8,282
Tobu Railway Co. Ltd.	300	10,073
Toho Co. Ltd./Tokyo	200	6,761
Toho Gas Co. Ltd.	200	5,854
Tohoku Electric Power Co. Inc.	400	5,156
Tokio Marine Holdings Inc.	100	4,709
Tokyo Gas Co. Ltd.	400	9,502
Tokyu Corp.	500	8,355
Toppan Printing Co. Ltd.	1,000	9,390
Toray Industries Inc.	1,000	9,940
Toyo Seikan Group Holdings Ltd.	400	6,450
Toyo Suisan Kaisha Ltd.	200	8,108
Toyoda Gosei Co. Ltd.	200	5,304
Toyota Industries Corp.	100	6,495
Toyota Motor Corp.	100	6,853
Toyota Tsusho Corp.	200	8,080
Trend Micro Inc./Japan[b]	100	5,387
Unicharm Corp.	200	5,341
United Urban Investment Corp.	5	7,902
USS Co. Ltd.	300	6,679
West Japan Railway Co.	100	7,490
Yahoo Japan Corp.	1,200	5,772
Yamaha Corp.	100	4,118
Yamaha Motor Co. Ltd.	100	3,316
Yamato Holdings Co. Ltd.	200	5,152
Yamazaki Baking Co. Ltd.	200	3,936
Yokogawa Electric Corp.	300	6,365

		1,318,261

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
NETHERLANDS — 2.24%
ABN AMRO Group NV CVA[c]	127	$4,318
Aegon NV	533	3,657
AerCap Holdings NVb	83	4,490
Akzo Nobel NV	67	6,295
Altice NV Class Ab	126	1,359
ArcelorMittal[b]	81	2,949
ASML Holding NV	39	7,929
Boskalis Westminster	121	4,845
Heineken Holding NV	87	9,266
Heineken NV	77	8,687
ING Groep NV	280	5,522
Koninklijke Ahold Delhaize NV	349	7,813
Koninklijke DSM NV	80	8,294
Koninklijke KPN NV	1,303	4,577
Koninklijke Philips NV	179	7,327
Koninklijke Vopak NV	79	3,581
NN Group NV	184	8,710
NXP Semiconductors NVb	33	3,971
Randstad Holding NV	68	4,818
RELX NV	346	7,722
Unilever NV CVA	113	6,567
Wolters Kluwer NV	160	8,497

		131,194
NEW ZEALAND — 0.95%
Auckland International Airport Ltd.	1,375	6,813
Fisher & Paykel Healthcare Corp. Ltd.	906	8,951
Fletcher Building Ltd.	1,175	6,792
Mercury NZ Ltd.	2,583	6,595
Meridian Energy Ltd.	2,358	5,061
Ryman Healthcare Ltd.	1,968	15,949
Spark New Zealand Ltd.	2,041	5,423

		55,584
NORWAY — 0.91%
DNB ASA	319	6,499
Gjensidige Forsikring ASA	398	7,539
Marine Harvest ASA	330	5,737
Norsk Hydro ASA	856	6,267
Orkla ASA	883	9,228
Statoil ASA	219	5,135
Telenor ASA	333	7,830
Yara International ASA	107	5,164

		53,399

Security	Shares	Value
PORTUGAL — 0.23%
EDP – Energias de Portugal SA	1,051	$3,704
Galp Energia SGPS SA	304	5,821
Jeronimo Martins SGPS SA	174	3,718

		13,243
SINGAPORE — 4.09%
Ascendas REIT	5,725	12,069
CapitaLand Commercial Trust	6,827	9,751
CapitaLand Ltd.	3,300	9,679
CapitaLand Mall Trust	6,800	10,907
City Developments Ltd.	900	9,116
ComfortDelGro Corp. Ltd.	4,400	7,058
DBS Group Holdings Ltd.	500	10,083
Genting Singapore PLC	4,600	4,743
Golden Agri-Resources Ltd.	13,100	3,802
Hutchison Port Holdings Trust	13,800	5,727
Jardine Cycle & Carriage Ltd.	211	6,435
Keppel Corp. Ltd.	1,000	6,622
Oversea-Chinese Banking Corp. Ltd.	1,400	13,827
SATS Ltd.	2,700	11,405
SembCorp Industries Ltd.	2,100	5,454
Singapore Airlines Ltd.	1,300	11,231
Singapore Exchange Ltd.	2,100	13,153
Singapore Press Holdings Ltd.[a]	5,600	11,292
Singapore Technologies Engineering Ltd.	3,000	7,722
Singapore Telecommunications Ltd.	3,400	9,193
StarHub Ltd.	5,300	11,700
Suntec REIT	10,300	16,286
United Overseas Bank Ltd.	500	10,476
UOL Group Ltd.	1,600	11,182
Wilmar International Ltd.	2,700	6,600
Yangzijiang Shipbuilding Holdings Ltd.	3,200	3,911

		239,424
SPAIN — 2.35%
Abertis Infraestructuras SA	496	12,061
ACS Actividades de Construccion y Servicios SA	105	4,220
Aena SME SAc	16	3,497
Amadeus IT Group SA	163	12,687
Banco Bilbao Vizcaya Argentaria SA	403	3,799
Banco de Sabadell SA	1,034	2,466
Banco Santander SA	431	3,212
Bankia SA	483	2,455
Bankinter SA	685	7,904
Enagas SA	213	5,824

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Endesa SA	342	$7,712
Ferrovial SA	334	7,687
Gas Natural SDG SA	354	8,205
Grifols SA	191	6,165
Iberdrola SA	1,155	9,436
Iberdrola SA New[b]	25	205
Industria de Diseno Textil SA	370	13,307
International Consolidated Airlines Group SA	404	3,684
Mapfre SA	1,104	3,935
Red Electrica Corp. SA	378	8,038
Repsol SA	198	3,738
Telefonica SA	698	7,176

		137,413
SWEDEN — 3.32%
Alfa Laval AB	286	7,526
Assa Abloy AB Class B	287	6,376
Atlas Copco AB Class A	168	7,903
Atlas Copco AB Class B	101	4,228
Boliden AB	122	4,439
Electrolux AB Class B	122	4,321
Essity AB Class Bb	240	7,211
Getinge AB Class B	227	3,118
Hennes & Mauritz AB Class B	262	4,648
Hexagon AB Class B	121	7,230
Husqvarna AB Class B	553	5,789
ICA Gruppen AB	215	8,425
Industrivarden AB Class C	378	10,102
Investor AB Class B	170	8,335
Kinnevik AB Class B	104	3,805
L E Lundbergforetagen AB Class B	120	9,717
Lundin Petroleum ABb	169	4,223
Millicom International Cellular SA SDR	77	5,760
Nordea Bank AB	422	5,224
Sandvik AB	261	5,156
Securitas AB Class B	333	6,184
Skandinaviska Enskilda Banken AB Class A	464	5,880
Skanska AB Class B	252	5,138
SKF AB Class B	218	5,405
Svenska Handelsbanken AB Class A	379	5,532
Swedbank AB Class A	264	6,769
Swedish Match AB	246	9,997
Tele2 AB Class B	541	6,789

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	637	$4,104
Telia Co. AB	1,822	9,174
Volvo AB Class B	277	5,673

		194,181
SWITZERLAND — 4.72%
ABB Ltd. Registered	231	6,448
Adecco Group AG Registered	59	4,862
Baloise Holding AG Registered	64	10,485
Barry Callebaut AG Registered	3	6,151
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	18,814
Cie. Financiere Richemont SA Class A Registered	45	4,324
Clariant AG Registered	120	3,439
Dufry AG Registered[b]	32	4,981
EMS-Chemie Holding AG Registered	10	7,358
Geberit AG Registered	18	8,539
Givaudan SA Registered	4	9,639
Julius Baer Group Ltd.	97	6,668
Kuehne + Nagel International AG Registered	59	10,847
LafargeHolcim Ltd. Registered	70	4,292
Lonza Group AG Registered	25	6,963
Nestle SA Registered	139	12,025
Novartis AG Registered	67	6,069
Pargesa Holding SA Bearer	124	11,325
Partners Group Holding AG	12	9,339
Roche Holding AG	33	8,145
Schindler Holding AG Participation Certificates	60	15,065
Schindler Holding AG Registered	29	7,069
SGS SA Registered	3	8,078
Sika AG Bearer	1	8,676
Sonova Holding AG Registered	52	8,396
Swatch Group AG (The) Bearer	13	5,964
Swatch Group AG (The) Registered	31	2,683
Swiss Life Holding AG Registered	21	7,895
Swiss Prime Site AG Registered	168	16,265
Swiss Re AG	76	7,505
Swisscom AG Registered	21	11,485
UBS Group AG	229	4,656
Vifor Pharma AG	40	5,895
Zurich Insurance Group AG	18	5,923

		276,268

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
UNITED KINGDOM — 10.62%
3i Group PLC	611	$8,093
Admiral Group PLC	238	6,254
Antofagasta PLC	293	3,879
Ashtead Group PLC	164	4,909
Associated British Foods PLC	155	6,024
AstraZeneca PLC	77	5,351
Aviva PLC	838	6,116
Babcock International Group PLC	845	8,243
BAE Systems PLC	853	7,205
Barclays PLC	1,360	3,867
Barratt Developments PLC	538	4,477
Berkeley Group Holdings PLC	97	5,471
BHP Billiton PLC	185	4,114
BP PLC	721	5,138
British American Tobacco PLC	147	10,074
British Land Co. PLC (The)	808	7,682
BT Group PLC	2,255	8,192
Bunzl PLC	347	10,165
Burberry Group PLC	238	5,344
Carnival PLC	98	6,926
Centrica PLC	3,005	5,703
Cobham PLC[b]	1,962	3,648
Coca-Cola European Partners PLC	163	6,546
Coca-Cola HBC AG	166	5,585
Compass Group PLC	460	9,698
ConvaTec Group PLC[c]	1,758	5,055
Croda International PLC	139	8,863
DCC PLC	62	6,529
Diageo PLC	293	10,552
Direct Line Insurance Group PLC	1,584	8,319
easyJet PLC	196	4,627
Experian PLC	374	8,632
Ferguson PLC	93	7,189
Fresnillo PLC	122	2,332
G4S PLC	1,126	4,552
GKN PLC	932	5,604
GlaxoSmithKline PLC	395	7,417
Hammerson PLC	1,038	7,277
Hargreaves Lansdown PLC	229	6,049
HSBC Holdings PLC	728	7,776
IMI PLC	329	6,218
Imperial Brands PLC	159	6,554
InterContinental Hotels Group PLC	102	6,835
Intertek Group PLC	114	8,145

Security	Shares	Value
Investec PLC	515	$4,006
ITV PLC	3,361	7,982
J Sainsbury PLC	937	3,364
Johnson Matthey PLC	109	5,363
Kingfisher PLC	1,965	9,696
Land Securities Group PLC	519	7,394
Legal & General Group PLC	1,678	6,457
Lloyds Banking Group PLC	6,112	6,041
London Stock Exchange Group PLC	136	7,595
Marks & Spencer Group PLC	1,060	4,542
Mediclinic International PLC	374	3,176
Meggitt PLC	700	4,621
Merlin Entertainments PLC[c]	1,516	7,084
Micro Focus International PLC	147	4,494
Mondi PLC	196	5,232
National Grid PLC	594	6,797
Next PLC	85	6,155
Old Mutual PLC	1,428	4,748
Pearson PLC	303	2,989
Prudential PLC	238	6,451
Randgold Resources Ltd.	37	3,728
Reckitt Benckiser Group PLC	100	9,674
RELX PLC	597	13,227
Rio Tinto PLC	75	4,183
Rolls-Royce Holdings PLC	241	2,988
Royal Bank of Scotland Group PLC[b]	1,037	4,243
Royal Dutch Shell PLC Class A ADR	127	4,447
Royal Dutch Shell PLC Class B	192	6,815
Royal Mail PLC	1,575	10,515
RSA Insurance Group PLC	683	6,018
Sage Group PLC (The)	740	7,884
Schroders PLC	152	8,041
Segro PLC	1,386	11,459
Severn Trent PLC	281	7,806
Shire PLC	101	4,779
Sky PLC	364	5,482
Smith & Nephew PLC	363	6,551
Smiths Group PLC	351	7,979
SSE PLC	392	7,272
St. James’s Place PLC	308	5,205
Standard Chartered PLC[b]	260	3,030
Standard Life Aberdeen PLC	1,341	8,114
Taylor Wimpey PLC	1,425	3,862
Tesco PLC	1,402	4,167
Travis Perkins PLC	291	6,044

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
TUI AG	329	$7,453
Unilever PLC	151	8,589
United Utilities Group PLC	829	8,700
Vodafone Group PLC	2,393	7,643
Weir Group PLC (The)	124	3,895
Whitbread PLC	140	7,727
Wm Morrison Supermarkets PLC	1,318	4,161
WPP PLC	457	8,305

		621,402

TOTAL COMMON STOCKS
(Cost: $5,288,218)		5,798,542

PREFERRED STOCKS — 0.67%

GERMANY — 0.55%
Bayerische Motoren Werke AG, Preference Shares	34	3,334
Fuchs Petrolub SE, Preference Shares	122	6,687
Henkel AG & Co. KGaA, Preference Shares	67	9,398
Porsche Automobil Holding SE, Preference Shares	37	3,429
Schaeffler AG, Preference Shares	287	5,726
Volkswagen AG, Preference Shares	16	3,528

		32,102
ITALY — 0.12%
Intesa Sanpaolo SpA, Preference Shares	1,154	4,416
Telecom Italia SpA/Milano, Preference Shares	3,524	2,703

		7,119

TOTAL PREFERRED STOCKS
(Cost: $34,167)		39,221

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/18)[b]	105	55

		55

TOTAL RIGHTS
(Cost: $58)		55

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	39,276	$39,284
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	1,706	1,706

		40,990

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,988)		40,990

TOTAL INVESTMENTS IN SECURITIES — 100.50%		5,878,808
(Cost: $5,363,431)
Other Assets, Less Liabilities — (0.50)%		(29,022)

NET ASSETS — 100.00%		$5,849,786

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,802	18,474	[b]	—	39,276	$39,284	$147	[c]	$(5)	$2
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089	617	[b]	—	1,706	1,706	19		—	—

						$40,990	$166		$(5)	$2

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,798,337	$205	$—	$5,798,542
Preferred stocks	39,221	—	—	39,221
Rights	55	—	—	55
Money market funds	40,990	—	—	40,990

Total	$5,878,603	$205	$—	$5,878,808

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.51%

AUSTRALIA — 1.32%
BlueScope Steel Ltd.	6,985	$82,013
Fortescue Metals Group Ltd.	60,617	243,460
Incitec Pivot Ltd.	20,029	60,495
Origin Energy Ltd.[a]	36,100	273,027
Santos Ltd.[a]	18,687	77,172
Sonic Healthcare Ltd.	11,818	228,236
South32 Ltd.	142,608	441,121
Wesfarmers Ltd.	19,098	677,504

		2,083,028
AUSTRIA — 0.43%
OMV AG	3,028	195,623
Raiffeisen Bank International AGa	3,781	163,114
Voestalpine AG	4,886	318,214

		676,951
BELGIUM — 0.30%
Ageas	4,828	255,856
Solvay SA	1,511	219,386

		475,242
CANADA — 2.64%
Empire Co. Ltd. Class A	20,377	395,299
Fairfax Financial Holdings Ltd.	228	120,240
First Quantum Minerals Ltd.	17,234	257,629
George Weston Ltd.	3,607	316,702
Linamar Corp.	870	51,504
Loblaw Companies Ltd.	13,914	755,667
Magna International Inc.	9,313	533,343
Open Text Corp.	3,897	133,791
Power Corp. of Canada	5,118	130,948
Teck Resources Ltd. Class B	26,489	771,233
Valeant Pharmaceuticals International Inc.[a]	36,950	686,083

		4,152,439
DENMARK — 0.97%
AP Moller – Maersk A/S Class A	116	199,022
AP Moller – Maersk A/S Class B	232	415,520
Carlsberg A/S Class B	6,365	820,156
TDC A/S	14,602	97,792

		1,532,490
FINLAND — 0.75%
Nokia OYJ	72,871	351,951
Stora Enso OYJ Class R	17,234	296,705

Security	Shares	Value
UPM-Kymmene OYJ	15,776	$533,381

		1,182,037
FRANCE — 11.88%
Atos SE	2,149	339,994
AXA SA	43,615	1,439,564
BNP Paribas SA	23,288	1,932,135
Carrefour SA	39,884	957,688
Casino Guichard Perrachon SA	7,507	440,379
Cie. de Saint-Gobain	10,012	583,898
Cie. Generale des Etablissements Michelin Class B	2,149	344,813
CNP Assurances	2,323	59,730
Credit Agricole SA	22,183	419,353
Electricite de France SA	16,273	224,513
Engie SA	48,564	845,771
Orange SA	31,649	573,462
Peugeot SA	17,930	404,064
Renault SA	6,344	699,972
Rexel SA	11,238	203,276
Sanofi	64,371	5,703,127
SCOR SE	3,085	138,545
Societe Generale SA	21,577	1,259,442
TOTAL SA	37,147	2,158,076

		18,727,802
GERMANY — 5.71%
Allianz SE Registered	5,267	1,335,238
Bayerische Motoren Werke AG	6,112	700,262
Commerzbank AGa	38,025	628,027
Daimler AG Registered	19,272	1,770,117
Deutsche Bank AG Registered	73,624	1,356,863
Deutsche Lufthansa AG Registered	20,551	735,785
HeidelbergCement AG	4,712	512,332
K+S AG Registered[b]	3,839	108,179
Merck KGaA	4,828	529,395
METRO AGa,b	13,975	304,664
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,729	644,404
RWE AGa	8,324	167,158
Volkswagen AG	928	206,356

		8,998,780
HONG KONG — 4.43%
CK Asset Holdings Ltd.	116,000	1,107,135
CK Hutchison Holdings Ltd.	116,000	1,566,155
Hang Lung Properties Ltd.	58,000	153,501

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
NWS Holdings Ltd.	58,000	$113,012
PCCW Ltd.	221,000	127,433
Sino Land Co. Ltd.	232,000	427,726
Sun Hung Kai Properties Ltd.	58,000	1,007,767
WH Group Ltd.[c]	813,500	1,007,846
Wharf Holdings Ltd. (The)	57,000	233,569
Wharf Real Estate Investment Co. Ltd.[a]	128,000	884,542
Wheelock & Co. Ltd.	31,000	242,762
Yue Yuen Industrial Holdings Ltd.	25,500	115,087

		6,986,535
IRELAND — 0.10%
Bank of Ireland Group PLC[a]	16,419	160,768

		160,768
ISRAEL — 1.59%
Bank Hapoalim BM	23,945	179,758
Bank Leumi Le-Israel BM	36,113	222,708
Israel Chemicals Ltd.	8,849	37,393
Teva Pharmaceutical Industries Ltd. ADR	101,453	2,070,655

		2,510,514
ITALY — 2.89%
Assicurazioni Generali SpA	18,861	375,233
Enel SpA	150,607	958,732
Eni SpA	31,815	574,132
Fiat Chrysler Automobiles NVa	36,625	887,965
Leonardo SpA	5,834	70,642
Mediobanca Banca di Credito Finanziario SpA	12,749	155,517
Telecom Italia SpA/Milano[a]	387,453	350,032
UniCredit SpA[a]	49,883	1,102,768
UnipolSai Assicurazioni SpA	30,568	79,245

		4,554,266
JAPAN — 39.40%
Aeon Mall Co. Ltd.	5,800	127,578
Aisin Seiki Co. Ltd.	5,800	338,473
Alfresa Holdings Corp.	11,600	282,574
Alps Electric Co. Ltd.	5,800	166,845
Amada Holdings Co. Ltd.	11,600	171,734
ANA Holdings Inc.	5,800	235,921
Asahi Glass Co. Ltd.	5,800	254,519
Asahi Group Holdings Ltd.	23,200	1,167,067
Asahi Kasei Corp.	22,800	297,546
Bridgestone Corp.	11,600	563,873

Security	Shares	Value
Brother Industries Ltd.	5,800	$148,301
Canon Inc.	29,000	1,155,430
Central Japan Railway Co.	5,800	1,097,247
Chubu Electric Power Co. Inc.	17,400	218,307
Concordia Financial Group Ltd.	34,700	210,130
Credit Saison Co. Ltd.	5,800	105,368
Dai Nippon Printing Co. Ltd.	5,800	129,119
Dai-ichi Life Holdings Inc.	29,000	607,205
Daicel Corp.	11,600	140,490
Daiichi Sankyo Co. Ltd.	29,000	975,036
Daiwa House Industry Co. Ltd.	23,200	914,992
Denso Corp.	5,800	362,543
Electric Power Development Co. Ltd.	5,800	164,454
FamilyMart UNY Holdings Co. Ltd.	5,800	387,889
FUJIFILM Holdings Corp.	23,200	890,550
Fujitsu Ltd.	58,000	427,156
Hachijuni Bank Ltd. (The)	23,200	137,302
Hankyu Hanshin Holdings Inc.	5,800	233,530
Hino Motors Ltd.	5,800	76,674
Hitachi Ltd.	232,000	1,841,462
Hitachi Metals Ltd.	5,800	78,800
Honda Motor Co. Ltd.	40,600	1,423,074
Iida Group Holdings Co. Ltd.	5,800	114,826
Inpex Corp.	17,100	222,298
Isuzu Motors Ltd.	11,600	195,432
ITOCHU Corp.	104,400	2,045,821
J Front Retailing Co. Ltd.	5,800	106,058
Japan Airlines Co. Ltd.	5,800	218,546
Japan Post Bank Co. Ltd.	5,800	78,269
Japan Post Holdings Co. Ltd.	34,800	415,094
JFE Holdings Inc.	34,800	825,247
JTEKT Corp.	5,800	103,295
JXTG Holdings Inc.	98,600	653,811
Kamigumi Co. Ltd.	5,800	127,206
Kansai Electric Power Co. Inc. (The)	23,200	287,675
Kawasaki Heavy Industries Ltd.	5,800	239,110
KDDI Corp.	23,200	585,128
Kobe Steel Ltd.[a]	17,400	180,448
Konica Minolta Inc.	23,200	230,820
Kuraray Co. Ltd.	17,400	325,189
Kyocera Corp.	11,600	770,570
Kyushu Electric Power Co. Inc.	11,600	126,887
LIXIL Group Corp.	5,800	162,860
Marubeni Corp.	111,200	833,529

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
Mazda Motor Corp.	11,600	$162,541
Mebuki Financial Group Inc.	27,200	123,348
Medipal Holdings Corp.	11,600	226,995
MINEBEA MITSUMI Inc.	11,600	262,170
Mitsubishi Chemical Holdings Corp.	58,000	629,389
Mitsubishi Corp.	81,200	2,268,884
Mitsubishi Electric Corp.	52,200	952,852
Mitsubishi Gas Chemical Co. Inc.	5,800	163,657
Mitsubishi Heavy Industries Ltd.	11,600	435,923
Mitsubishi Materials Corp.	5,800	214,933
Mitsubishi Tanabe Pharma Corp.	11,600	237,090
Mitsubishi UFJ Financial Group Inc.	325,900	2,450,632
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	74,815
Mitsui & Co. Ltd.	85,500	1,499,217
Mitsui Chemicals Inc.	11,600	363,978
Mitsui OSK Lines Ltd.	5,800	207,760
Mizuho Financial Group Inc.	733,300	1,379,199
MS&AD Insurance Group Holdings Inc.	11,600	394,371
NEC Corp.	9,600	289,350
Nexon Co. Ltd.[a]	5,800	192,616
NH Foods Ltd.	9,000	216,188
Nikon Corp.	5,800	112,488
Nippon Steel & Sumitomo Metal Corp.	28,800	733,093
Nippon Telegraph & Telephone Corp.	17,400	827,478
Nippon Yusen KKa	5,800	145,113
Nissan Motor Co. Ltd.	66,700	710,966
Nisshin Seifun Group Inc.	17,400	348,622
Nomura Holdings Inc.	77,600	502,973
Nomura Real Estate Master Fund Inc.	116	161,532
NSK Ltd.	5,800	95,431
NTT DOCOMO Inc.	17,400	431,115
Obayashi Corp.	23,200	278,855
Oji Holdings Corp.	58,000	396,922
ORIX Corp.	29,000	540,653
Osaka Gas Co. Ltd.	11,600	229,864
Otsuka Holdings Co. Ltd.	17,400	772,483
Resona Holdings Inc.	66,400	399,842
Ricoh Co. Ltd.	34,800	341,767
Rohm Co. Ltd.	5,800	636,031
SBI Holdings Inc./Japan	5,800	140,224

Security	Shares	Value
Sega Sammy Holdings Inc.	5,800	$80,925
Seiko Epson Corp.	11,600	281,299
Sekisui House Ltd.	17,400	318,494
Seven & i Holdings Co. Ltd.	46,400	1,906,925
Shimizu Corp.	11,600	118,705
Shinsei Bank Ltd.	5,800	101,011
Sompo Holdings Inc.	5,800	231,989
Sony Corp.	17,400	830,348
Subaru Corp.	11,600	384,488
Sumitomo Chemical Co. Ltd.	58,000	425,084
Sumitomo Corp.	81,200	1,397,781
Sumitomo Dainippon Pharma Co. Ltd.	5,800	85,654
Sumitomo Electric Industries Ltd.	17,400	296,576
Sumitomo Metal Mining Co. Ltd.	5,800	271,416
Sumitomo Mitsui Financial Group Inc.	40,600	1,814,363
Sumitomo Mitsui Trust Holdings Inc.	11,600	481,088
Sumitomo Rubber Industries Ltd.	5,800	112,488
Suzuken Co. Ltd./Aichi Japan	5,800	246,814
Suzuki Motor Corp.	5,800	330,928
T&D Holdings Inc.	11,600	206,484
Taiheiyo Cement Corp.	5,800	246,283
Taisei Corp.	5,800	294,902
TDK Corp.	5,800	534,011
Teijin Ltd.	5,800	128,110
Tohoku Electric Power Co. Inc.	11,600	149,523
Tokio Marine Holdings Inc.	5,800	273,116
Tokyo Electric Power Co. Holdings Inc.[a]	88,800	359,577
Toshiba Corp.[a]	58,000	165,251
Toyo Seikan Group Holdings Ltd.	5,800	93,518
Toyo Suisan Kaisha Ltd.	5,800	235,124
Toyota Industries Corp.	5,800	376,730
Toyota Motor Corp.	49,900	3,419,468
Toyota Tsusho Corp.	11,600	468,655
West Japan Railway Co.	5,800	434,435
Yamada Denki Co. Ltd.	11,400	67,572
Yamaha Motor Co. Ltd.	5,800	192,350

		62,092,153
NETHERLANDS — 3.81%
Aegon NV	67,843	465,511
AerCap Holdings NVa	7,971	431,231
ArcelorMittal[a]	28,424	1,034,834
Boskalis Westminster	1,334	53,411
ING Groep NV	43,366	855,188

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
Koninklijke Ahold Delhaize NV	120,737	$2,702,835
NN Group NV	9,603	454,592

		5,997,602
NORWAY — 0.60%
DNB ASA	8,145	165,950
Marine Harvest ASA	19,828	344,703
Statoil ASA	12,923	303,029
Yara International ASA	2,795	134,902

		948,584
SINGAPORE — 2.09%
CapitaLand Ltd.	62,700	183,905
DBS Group Holdings Ltd.	29,100	586,801
Golden Agri-Resources Ltd.	1,251,400	363,223
Hutchison Port Holdings Trust	220,700	91,590
Keppel Corp. Ltd.	72,000	476,810
Oversea-Chinese Banking Corp. Ltd.[b]	40,600	400,976
SembCorp Industries Ltd.	58,000	150,626
Singapore Airlines Ltd.	23,200	200,422
Wilmar International Ltd.	255,500	624,504
Yangzijiang Shipbuilding Holdings Ltd.	174,300	213,016

		3,291,873
SPAIN — 2.97%
Banco de Sabadell SA	100,756	240,239
Banco Santander SA	220,264	1,641,699
CaixaBank SA	43,405	235,050
Iberdrola SA	96,962	792,144
Iberdrola SA New[a]	1,923	15,710
International Consolidated Airlines Group SA	33,015	301,060
Mapfre SA	21,578	76,906
Repsol SA	32,407	611,823
Siemens Gamesa Renewable Energy SA	3,897	61,024
Telefonica SA	68,013	699,254

		4,674,909
SWEDEN — 0.64%
Boliden AB	3,692	134,340
Getinge AB Class B	9,550	131,191
Telefonaktiebolaget LM Ericsson Class B	77,561	499,661
Telia Co. AB	49,611	249,808

		1,015,000

Security	Shares	Value
SWITZERLAND — 0.87%
Credit Suisse Group AG Registered	33,015	$637,854
Swiss Life Holding AG Registered	513	192,872
Swiss Re AG	5,529	546,001

		1,376,727
UNITED KINGDOM — 15.12%
3i Group PLC	8,449	111,907
Anglo American PLC	57,981	1,408,773
Aviva PLC	23,929	174,633
Babcock International Group PLC	11,180	109,064
Barclays PLC	546,681	1,554,349
Barratt Developments PLC	15,834	131,768
Berkeley Group Holdings PLC	2,853	160,905
BP PLC	233,919	1,666,882
BT Group PLC	95,733	347,762
easyJet PLC	2,613	61,683
GKN PLC	15,834	95,201
Glencore PLC	226,526	1,300,444
HSBC Holdings PLC	247,271	2,641,106
Imperial Brands PLC	15,019	619,055
J Sainsbury PLC	248,129	890,951
Kingfisher PLC	17,466	86,186
Lloyds Banking Group PLC	1,115,611	1,102,745
Mediclinic International PLC	8,965	76,135
Meggitt PLC	20,377	134,512
Old Mutual PLC	64,012	212,824
Pearson PLC	13,271	130,934
Persimmon PLC	3,143	111,827
Rio Tinto PLC	16,834	938,880
Royal Bank of Scotland Group PLC[a]	78,083	319,456
Royal Dutch Shell PLC Class A ADR	62,627	2,193,072
Royal Dutch Shell PLC Class B	50,426	1,789,839
Royal Mail PLC	45,590	304,383
Shire PLC	42,954	2,032,529
Standard Chartered PLC[a]	54,819	638,922
Taylor Wimpey PLC	34,236	92,794
Tesco PLC	125,780	373,829
Travis Perkins PLC	4,364	90,636
Vodafone Group PLC	372,050	1,188,300
Wm Morrison Supermarkets PLC	235,143	742,335

		23,834,621

TOTAL COMMON STOCKS
(Cost: $129,475,820)		155,272,321

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
PREFERRED STOCKS — 1.28%

GERMANY — 1.15%
Bayerische Motoren Werke AG, Preference Shares	754	$73,922
Porsche Automobil Holding SE, Preference Shares	5,590	518,103
Volkswagen AG, Preference Shares	5,529	1,219,270

		1,811,295
ITALY — 0.13%
Intesa Sanpaolo SpA, Preference Shares	4,306	16,479
Telecom Italia SpA/Milano, Preference Shares	236,190	181,130

		197,609

TOTAL PREFERRED STOCKS
(Cost: $1,388,643)		2,008,904

RIGHTS — 0.00%

ITALY — 0.00%
UniCredit SpA (Expires 02/21/18)[a]	46,383	231

		231

TOTAL RIGHTS
(Cost: $0)		231

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	424,021	$424,106
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	128,827	128,827

		552,933

TOTAL SHORT-TERM INVESTMENTS
(Cost: $552,902)		552,933

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $131,417,365)		157,834,389
Other Assets, Less Liabilities — (0.14)%		(217,207)

NET ASSETS — 100.00%		$157,617,182

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	84,729	339,292	[b]	—	424,021	$424,106	$4,412	[c]	$82	$26
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903	125,924	[b]	—	128,827	128,827	637		—	—

						$552,933	$5,049		$82	$26

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$155,256,611	$15,710	$—	$155,272,321
Preferred stocks	2,008,904	—	—	2,008,904
Rights	—	231	—	231
Money market funds	552,933	—	—	552,933

Total	$157,818,448	$15,941	$—	$157,834,389

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 6.27%
Boeing Co. (The)	890,970	$315,733,039
Harris Corp.	144,192	22,981,321
Huntington Ingalls Industries Inc.	36,345	8,633,391
Northrop Grumman Corp.	167,304	56,972,031
Rockwell Collins Inc.	241,996	33,514,026
Spirit AeroSystems Holdings Inc. Class A	164,168	16,804,237

		454,638,045
BANKS — 13.43%
Bank of America Corp.	9,372,782	299,929,024
Citigroup Inc.	2,710,181	212,695,005
JPMorgan Chase & Co.	3,274,904	378,808,146
PNC Financial Services Group Inc. (The)[a]	447,267	70,677,131
SVB Financial Group[b]	50,213	12,380,015

		974,489,321
BEVERAGES — 0.55%
Constellation Brands Inc. Class A	182,127	39,971,413

		39,971,413
BIOTECHNOLOGY — 3.14%
AbbVie Inc.	1,859,303	208,650,983
Alnylam Pharmaceuticals Inc.[b]	144,192	18,742,076

		227,393,059
BUILDING PRODUCTS — 0.20%
Owens Corning	152,576	14,184,991

		14,184,991
CAPITAL MARKETS — 3.36%
Ameriprise Financial Inc.	163,623	27,603,200
BlackRock Inc.[a]	122,548	68,847,466
Cboe Global Markets Inc.	194,837	26,184,145
Morgan Stanley	1,097,860	62,083,983
MSCI Inc.	90,861	12,650,577
SEI Investments Co.	148,036	11,124,905
T Rowe Price Group Inc.	318,226	35,523,568

		244,017,844
CHEMICALS — 1.23%
Albemarle Corp.	111,467	12,438,603
Chemours Co. (The)	386,382	19,945,039
FMC Corp.	178,395	16,292,815
Sherwin-Williams Co. (The)	97,564	40,694,920

		89,371,377

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.01%
Cintas Corp.	97,072	$16,351,778
Rollins Inc.	91,885	4,533,606
Waste Connections Inc.	252,127	18,107,761
Waste Management Inc.	390,427	34,525,460

		73,518,605
COMMUNICATIONS EQUIPMENT — 0.26%
Arista Networks Inc.[b,c]	68,616	18,925,665

		18,925,665
CONSUMER FINANCE — 1.05%
American Express Co.	766,561	76,196,163

		76,196,163
CONTAINERS & PACKAGING — 0.34%
Avery Dennison Corp.	122,217	14,993,581
Packaging Corp. of America	77,019	9,675,897

		24,669,478
ELECTRICAL EQUIPMENT — 0.75%
AMETEK Inc.	260,726	19,893,394
Rockwell Automation Inc.	173,119	34,154,647

		54,048,041
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.66%
Amphenol Corp. Class A	319,824	29,670,073
CDW Corp./DE	151,866	11,358,058
Cognex Corp.	279,581	17,437,467
FLIR Systems Inc.	136,616	6,996,106
IPG Photonics Corp.[b]	73,773	18,587,107
TE Connectivity Ltd.	356,908	36,593,777

		120,642,588
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.28%
SBA Communications Corp.[b]	118,352	20,652,424

		20,652,424
HEALTH CARE EQUIPMENT & SUPPLIES — 4.84%
Abbott Laboratories	1,869,860	116,230,498
Align Technology Inc.[b]	158,934	41,640,708
Baxter International Inc.	471,137	33,935,998
Intuitive Surgical Inc.[b]	190,063	82,044,495
Stryker Corp.	319,222	52,473,712
Teleflex Inc.	52,310	14,529,102
Varian Medical Systems Inc.[b,c]	80,995	10,326,863

		351,181,376

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 6.73%
Aetna Inc.	394,623	$73,723,469
Anthem Inc.	313,721	77,755,750
Cigna Corp.	314,891	65,607,540
UnitedHealth Group Inc.	1,143,820	270,833,699

		487,920,458
HOTELS, RESTAURANTS & LEISURE — 3.94%
Hilton Worldwide Holdings Inc.	218,465	18,711,527
Marriott International Inc./MD Class A	434,704	64,049,288
McDonald’s Corp.	1,066,373	182,499,075
Vail Resorts Inc.	38,734	8,465,703
Wyndham Worldwide Corp.	99,991	12,411,883

		286,137,476
HOUSEHOLD DURABLES — 0.87%
DR Horton Inc.	409,397	20,080,923
NVR Inc.[b]	7,498	23,829,919
PulteGroup Inc.	330,515	10,520,292
Toll Brothers Inc.	191,756	8,931,994

		63,363,128
INDUSTRIAL CONGLOMERATES — 2.86%
3M Co.	694,898	174,071,949
Roper Technologies Inc.	118,755	33,321,465

		207,393,414
INSURANCE — 2.46%
Allstate Corp. (The)	406,212	40,121,559
American Financial Group Inc./OH	72,871	8,259,199
Aon PLC	292,270	41,552,026
FNF Group	299,276	11,665,779
Progressive Corp. (The)	860,460	46,550,886
Reinsurance Group of America Inc.	74,399	11,654,603
Torchmark Corp.	96,588	8,775,020
Unum Group	181,235	9,639,890

		178,218,962
INTERNET SOFTWARE & SERVICES — 0.42%
CoStar Group Inc.[b]	36,380	12,591,482
IAC/InterActiveCorp[b]	125,280	18,161,841

		30,753,323
IT SERVICES — 11.18%
Broadridge Financial Solutions Inc.	124,643	12,016,832
Cognizant Technology Solutions Corp. Class A	605,127	47,187,804

Security	Shares	Value
DXC Technology Co.	247,064	$24,595,221
Fiserv Inc.[b]	171,570	24,163,919
Gartner Inc.[b]	76,484	10,611,390
Global Payments Inc.	160,880	17,983,166
Jack Henry & Associates Inc.	80,534	10,039,368
Mastercard Inc. Class A	1,261,101	213,126,069
PayPal Holdings Inc.[b]	1,757,950	149,988,294
Square Inc. Class Ab,c	526,743	24,709,514
Total System Services Inc.	181,698	16,145,684
Visa Inc. Class A	2,095,481	260,321,605

		810,888,866
LEISURE PRODUCTS — 0.10%
Polaris Industries Inc.	61,314	6,929,095

		6,929,095
LIFE SCIENCES TOOLS & SERVICES — 1.28%
Agilent Technologies Inc.	404,299	29,687,675
IQVIA Holdings Inc.[b]	170,199	17,392,636
Mettler-Toledo International Inc.[b]	42,614	28,775,530
Waters Corp.[b]	77,939	16,804,428

		92,660,269
MACHINERY — 3.44%
Caterpillar Inc.	719,382	117,101,002
IDEX Corp.	96,485	13,843,668
Illinois Tool Works Inc.	284,977	49,491,955
Parker-Hannifin Corp.	119,730	24,116,016
Stanley Black & Decker Inc.	174,682	29,037,389
Xylem Inc./NY	218,437	15,784,258

		249,374,288
MEDIA — 0.12%
Live Nation Entertainment Inc.[b]	196,214	8,841,403

		8,841,403
PERSONAL PRODUCTS — 0.44%
Estee Lauder Companies Inc. (The) Class A	235,973	31,846,916

		31,846,916
PROFESSIONAL SERVICES — 0.29%
ManpowerGroup Inc.	68,816	9,041,734
TransUnion[b]	206,547	12,260,630

		21,302,364
ROAD & RAIL — 0.16%
Old Dominion Freight Line Inc.	80,748	11,825,545

		11,825,545

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2018

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.18%
Applied Materials Inc.	1,523,617	$81,711,580
Broadcom Ltd.	321,604	79,767,440
Lam Research Corp.	279,904	53,607,214
Microchip Technology Inc.	265,061	25,239,109
Micron Technology Inc.[b]	1,591,385	69,575,352
NVIDIA Corp.	1,252,779	307,933,078
Texas Instruments Inc.	951,259	104,324,575
Xilinx Inc.	222,221	16,226,577

		738,384,925
SOFTWARE — 9.94%
Activision Blizzard Inc.	670,112	49,675,403
Adobe Systems Inc.[b]	667,396	133,319,025
ANSYS Inc.[b]	106,353	17,191,963
Autodesk Inc.[b]	227,620	26,317,424
Cadence Design Systems Inc.[b]	426,856	19,148,760
Dell Technologies Inc. Class Vb	218,360	15,656,412
Microsoft Corp.	3,992,939	379,369,134
Red Hat Inc.[b,c]	215,025	28,249,985
Synopsys Inc.[b]	167,540	15,515,879
Take-Two Interactive Software Inc.[b]	221,084	28,004,710
VMware Inc. Class Ab,c	68,966	8,537,301

		720,985,996
SPECIALTY RETAIL — 2.56%
Home Depot Inc. (The)	923,812	185,593,831

		185,593,831
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.48%
Apple Inc.	1,938,662	324,590,179

		324,590,179
TOTAL COMMON STOCKS
(Cost: $6,151,889,206)		7,240,910,828

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,d,e]	31,729,967	31,736,313

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,d]	7,768,754	$7,768,754

		39,505,067

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,503,701)		39,505,067

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $6,191,392,907)		7,280,415,895
Other Assets, Less Liabilities — (0.37)%		(26,565,077)

NET ASSETS — 100.00%		$7,253,850,818

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,355,506	5,374,461	[b]	—	31,729,967	$31,736,313	$65,772	[c]	$(6,691)	$715
BlackRock Cash Funds: Treasury, SL Agency Shares	2,317,486	5,451,268	[b]	—	7,768,754	7,768,754	34,152		—	—
BlackRock Inc.	—	123,272		(724)	122,548	68,847,466	234,075		7,505	6,178,884
PNC Financial Services Group Inc. (The)	404,918	334,597		(292,248)	447,267	70,677,131	664,133		2,750,065	10,267,063

						$179,029,664	$998,132		$2,750,879	$16,446,662

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	78	Mar 2018	$11,021	$420,067

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$7,240,910,828	$—	$—	$7,240,910,828
Money market funds	39,505,067	—	—	39,505,067

Total	$7,280,415,895	$—	$—	$7,280,415,895

Derivative financial instruments[a]
Assets
Futures contracts	$420,067	$—	$—	$420,067

Total	$420,067	$—	$—	$420,067

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 2.29%
General Dynamics Corp.	223,051	$49,624,386
Huntington Ingalls Industries Inc.	39,872	9,471,195
Northrop Grumman Corp.	145,384	49,507,614

		108,603,195
AIR FREIGHT & LOGISTICS — 0.45%
CH Robinson Worldwide Inc.	121,437	11,106,628
Expeditors International of Washington Inc.	153,433	9,965,473

		21,072,101
AIRLINES — 0.14%
Southwest Airlines Co.	108,618	6,603,974

		6,603,974
AUTO COMPONENTS — 0.48%
Aptiv PLC	237,377	22,522,330

		22,522,330
BANKS — 0.40%
East West Bancorp. Inc.	290,586	19,152,523

		19,152,523
BEVERAGES — 0.42%
Brown-Forman Corp. Class B	284,477	19,714,256

		19,714,256
BIOTECHNOLOGY — 3.77%
Biogen Inc.[a]	182,620	63,517,062
Gilead Sciences Inc.	1,062,854	89,067,165
Regeneron Pharmaceuticals Inc.[a]	57,539	21,096,675
United Therapeutics Corp.[a]	38,107	4,915,803

		178,596,705
BUILDING PRODUCTS — 0.16%
AO Smith Corp.	116,587	7,785,680

		7,785,680
CAPITAL MARKETS — 9.20%
BlackRock Inc.[b]	230,976	129,762,317
Charles Schwab Corp. (The)	2,430,830	129,660,472
Eaton Vance Corp. NVS	281,007	16,242,205
Franklin Resources Inc.	671,571	28,481,326
SEI Investments Co.	358,518	26,942,628
T Rowe Price Group Inc.	680,711	75,987,769
TD Ameritrade Holding Corp.	519,369	28,975,596

		436,052,313

Security	Shares	Value
CHEMICALS — 2.90%
Air Products & Chemicals Inc.	118,959	$20,029,127
Celanese Corp. Series A	82,123	8,882,424
International Flavors & Fragrances Inc.	47,312	7,110,993
LyondellBasell Industries NV Class A	294,581	35,302,587
Monsanto Co.	272,351	33,172,352
Sherwin-Williams Co. (The)	78,493	32,740,215

		137,237,698
COMMERCIAL SERVICES & SUPPLIES — 0.11%
Rollins Inc.	100,805	4,973,719

		4,973,719
COMMUNICATIONS EQUIPMENT — 0.19%
F5 Networks Inc.[a]	62,709	9,063,959

		9,063,959
CONTAINERS & PACKAGING — 0.15%
Avery Dennison Corp.	57,978	7,112,741

		7,112,741
DISTRIBUTORS — 0.23%
Genuine Parts Co.	105,663	10,996,348

		10,996,348
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.93%
AT&T Inc.	2,280,003	85,386,112
CenturyLink Inc.	340,892	6,071,287

		91,457,399
ELECTRIC UTILITIES — 2.02%
NextEra Energy Inc.	495,393	78,480,159
OGE Energy Corp.	221,296	7,125,731
Pinnacle West Capital Corp.	128,826	10,299,639

		95,905,529
ELECTRICAL EQUIPMENT — 0.60%
Acuity Brands Inc.	32,183	4,970,342
Rockwell Automation Inc.	118,861	23,450,087

		28,420,429
ENERGY EQUIPMENT & SERVICES — 0.85%
Helmerich & Payne Inc.	32,372	2,331,755
Schlumberger Ltd.	447,489	32,926,241
TechnipFMC PLC	159,330	5,171,852

		40,429,848

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.20%
Camden Property Trust	98,877	$8,558,793
Federal Realty Investment Trust[c]	67,475	8,150,980
Liberty Property Trust	157,494	6,521,827
National Retail Properties Inc.	160,418	6,365,386
Public Storage[c]	265,411	51,956,857
Realty Income Corp.	263,690	14,025,671
Regency Centers Corp.	139,666	8,786,388

		104,365,902
FOOD PRODUCTS — 0.22%
Campbell Soup Co.	221,041	10,289,459

		10,289,459
GAS UTILITIES — 0.20%
Atmos Energy Corp.	115,887	9,607,032

		9,607,032
HEALTH CARE EQUIPMENT & SUPPLIES — 1.98%
Align Technology Inc.[a]	64,283	16,842,146
Edwards Lifesciences Corp.[a]	178,730	22,623,643
Intuitive Surgical Inc.[a]	81,923	35,363,701
ResMed Inc.	95,169	9,592,084
Varian Medical Systems Inc.[a]	74,706	9,525,015

		93,946,589
HEALTH CARE PROVIDERS & SERVICES — 0.69%
Henry Schein Inc.[a,c]	114,541	8,668,463
McKesson Corp.	143,536	24,240,360

		32,908,823
HEALTH CARE TECHNOLOGY — 0.30%
Cerner Corp.[a]	208,124	14,387,612

		14,387,612
HOTELS, RESTAURANTS & LEISURE — 1.94%
Starbucks Corp.	1,614,852	91,739,742

		91,739,742
HOUSEHOLD DURABLES — 0.30%
Leggett & Platt Inc.	93,432	4,345,522
NVR Inc.[a]	3,083	9,798,298

		14,143,820
HOUSEHOLD PRODUCTS — 1.89%
Kimberly-Clark Corp.	766,669	89,700,273

		89,700,273
INDUSTRIAL CONGLOMERATES — 3.40%
3M Co.	643,500	161,196,750

		161,196,750

Security	Shares	Value
INSURANCE — 5.00%
Aflac Inc.	730,481	$64,428,424
Everest Re Group Ltd.	80,306	18,454,319
Marsh & McLennan Companies Inc.	1,190,294	99,413,355
Principal Financial Group Inc.	537,410	36,328,916
Torchmark Corp.	201,415	18,298,553

		236,923,567
INTERNET & DIRECT MARKETING RETAIL — 1.47%
Priceline Group Inc. (The)[a]	36,446	69,686,574

		69,686,574
INTERNET SOFTWARE & SERVICES — 0.28%
MercadoLibre Inc.[c]	33,876	13,113,400

		13,113,400
IT SERVICES — 11.40%
Accenture PLC Class A	712,282	114,463,717
Automatic Data Processing Inc.	473,812	58,577,378
Broadridge Financial Solutions Inc.	89,867	8,664,077
International Business Machines Corp.	808,482	132,348,503
Jack Henry & Associates Inc.	65,833	8,206,742
Mastercard Inc. Class A	1,137,775	192,283,975
Paychex Inc.	377,619	25,772,497

		540,316,889
LEISURE PRODUCTS — 0.17%
Hasbro Inc.	82,448	7,797,107

		7,797,107
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Mettler-Toledo International Inc.[a]	26,460	17,867,379
Waters Corp.[a]	53,944	11,630,866

		29,498,245
MACHINERY — 1.82%
Cummins Inc.	121,148	22,775,824
Illinois Tool Works Inc.	257,147	44,658,719
Middleby Corp. (The)[a,c]	41,272	5,623,723
Snap-on Inc.	43,006	7,367,358
WABCO Holdings Inc.[a]	38,933	6,010,866

		86,436,490
MEDIA — 0.64%
CBS Corp. Class B NVS	282,162	16,255,353
Omnicom Group Inc.	185,345	14,206,694

		30,462,047

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2018

Security	Shares	Value
MULTI-UTILITIES — 0.59%
Sempra Energy	261,189	$27,952,447

		27,952,447
MULTILINE RETAIL — 0.09%
Nordstrom Inc.	86,728	4,276,558

		4,276,558
OIL, GAS & CONSUMABLE FUELS — 5.09%
Chevron Corp.	684,029	85,743,035
Concho Resources Inc.[a,c]	60,630	9,545,587
Exxon Mobil Corp.	1,138,411	99,383,280
Marathon Petroleum Corp.	168,103	11,644,495
Phillips 66	170,677	17,477,325
Valero Energy Corp.	183,518	17,612,223

		241,405,945
PERSONAL PRODUCTS — 0.66%
Estee Lauder Companies Inc. (The) Class A	232,219	31,340,276

		31,340,276
PHARMACEUTICALS — 6.04%
Bristol-Myers Squibb Co.	1,254,316	78,520,182
Johnson & Johnson	1,504,518	207,909,342

		286,429,524
PROFESSIONAL SERVICES — 0.16%
Robert Half International Inc.	127,352	7,371,134

		7,371,134
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
CBRE Group Inc. Class Aa	352,036	16,084,525
Jones Lang LaSalle Inc.	55,344	8,653,034

		24,737,559
ROAD & RAIL — 0.19%
JB Hunt Transport Services Inc.	75,801	9,159,035

		9,159,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.16%
Applied Materials Inc.	942,260	50,533,404
KLA-Tencor Corp.	141,258	15,510,128
Maxim Integrated Products Inc.	207,382	12,650,302
NVIDIA Corp.	548,416	134,800,653
Skyworks Solutions Inc.	155,801	15,145,415
Texas Instruments Inc.	1,007,245	110,464,559

		339,104,461
SOFTWARE — 1.08%
Intuit Inc.	305,458	51,286,398

		51,286,398

Security	Shares	Value
SPECIALTY RETAIL — 4.97%
Best Buy Co. Inc.	205,587	$15,020,186
Gap Inc. (The)	181,432	6,030,800
Lowe’s Companies Inc.	704,509	73,783,227
O’Reilly Automotive Inc.[a]	98,888	26,174,665
Ross Stores Inc.	424,752	34,995,317
TJX Companies Inc. (The)	734,749	59,015,040
Tractor Supply Co.	114,751	8,749,764
Ulta Beauty Inc.[a,c]	53,216	11,819,274

		235,588,273
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.69%
Apple Inc.	1,328,245	222,388,060

		222,388,060
TEXTILES, APPAREL & LUXURY GOODS — 2.53%
Lululemon Athletica Inc.[a]	77,042	6,025,455
Michael Kors Holdings Ltd.[a]	151,346	9,988,836
NIKE Inc. Class B	1,185,874	80,900,324
VF Corp.	284,348	23,071,997

		119,986,612
TOBACCO — 4.55%
Altria Group Inc.	3,065,396	215,619,955

		215,619,955
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Fastenal Co.	266,667	14,656,019
WW Grainger Inc.	38,302	10,328,517

		24,984,536

TOTAL COMMON STOCKS
(Cost: $4,089,564,915)		4,723,851,841

SHORT-TERM INVESTMENTS — 0.71%

MONEY MARKET FUNDS — 0.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,d,e]	22,116,392	22,120,815
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,d]	11,512,024	11,512,024

		33,632,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,631,648)		33,632,839

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $4,123,196,563)	$4,757,484,680
Other Assets, Less Liabilities — (0.37)%	(17,742,430)

NET ASSETS — 100.00%	$4,739,742,250

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,209,780	5,906,612	[b]	—	22,116,392	$22,120,815	$31,075	[c]	$(873)	$547
BlackRock Cash Funds: Treasury, SL Agency Shares	5,470,419	6,041,605	[b]	—	11,512,024	11,512,024	41,220		—	—
BlackRock Inc.	182,468	78,286		(29,778)	230,976	129,762,317	978,513		2,131,561	26,140,825

						$163,395,156	$1,050,808		$2,130,688	$26,141,372

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	105	Mar 2018	$14,835	$657,179

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,723,851,841	$—	$—	$4,723,851,841
Money market funds	33,632,839	—	—	33,632,839

Total	$4,757,484,680	$—	$—	$4,757,484,680

Derivative financial instruments[a]
Assets
Futures contracts	$657,179	$—	$—	$657,179

Total	$657,179	$—	$—	$657,179

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 2.77%
Arconic Inc.	5,492	$165,089
Boeing Co. (The)	1,577	558,841
General Dynamics Corp.	3,777	840,307
Harris Corp.	3,583	571,059
Huntington Ingalls Industries Inc.	1,466	348,234
L3 Technologies Inc.	3,107	660,113
Lockheed Martin Corp.	2,763	980,451
Northrop Grumman Corp.	2,681	912,961
Raytheon Co.	3,901	815,075
Rockwell Collins Inc.	4,745	657,135
Spirit AeroSystems Holdings Inc. Class A	5,098	521,831
Textron Inc.	7,280	427,118
TransDigm Group Inc.	1,490	472,196
United Technologies Corp.	5,400	745,254

		8,675,664
AIR FREIGHT & LOGISTICS — 0.99%
CH Robinson Worldwide Inc.	7,189	657,506
Expeditors International of Washington Inc.	13,691	889,230
FedEx Corp.	2,169	569,319
United Parcel Service Inc. Class B	7,712	981,892

		3,097,947
AIRLINES — 0.32%
American Airlines Group Inc.	3,544	192,510
Delta Air Lines Inc.	5,680	322,453
Southwest Airlines Co.	4,540	276,032
United Continental Holdings Inc.[a]	3,301	223,874

		1,014,869
AUTO COMPONENTS — 0.54%
Aptiv PLC	2,857	271,072
Autoliv Inc.	2,825	429,993
BorgWarner Inc.	4,519	254,239
Goodyear Tire & Rubber Co. (The)	8,516	296,527
Lear Corp.	2,314	446,926

		1,698,757
AUTOMOBILES — 0.37%
Ford Motor Co.	36,777	403,444
General Motors Co.	7,701	326,599
Harley-Davidson Inc.	5,194	251,701
Tesla Inc.[a,b]	454	160,857

		1,142,601

Security	Shares	Value
BANKS — 3.23%
Bank of America Corp.	10,719	$343,008
BB&T Corp.	11,501	634,740
CIT Group Inc.	6,998	354,729
Citigroup Inc.	5,088	399,306
Citizens Financial Group Inc.	8,619	395,612
Comerica Inc.	3,315	315,654
East West Bancorp. Inc.	5,036	331,923
Fifth Third Bancorp.	12,467	412,658
First Republic Bank/CA	4,516	404,408
Huntington Bancshares Inc./OH	26,996	436,795
JPMorgan Chase & Co.	5,114	591,536
KeyCorp	16,866	360,932
M&T Bank Corp.	3,291	627,857
People’s United Financial Inc.	33,101	651,097
PNC Financial Services Group Inc. (The)[c]	4,386	693,076
Regions Financial Corp.	16,498	317,257
Signature Bank/New York NYa	2,440	375,760
SunTrust Banks Inc.	6,965	492,425
SVB Financial Group[a]	856	211,047
U.S. Bancorp.	14,299	817,045
Wells Fargo & Co.	9,921	652,603
Zions BanCorp.	5,763	311,375

		10,130,843
BEVERAGES — 1.97%
Brown-Forman Corp. Class B	11,065	766,805
Coca-Cola Co. (The)	28,825	1,371,782
Constellation Brands Inc. Class A	2,732	599,592
Dr Pepper Snapple Group Inc.	9,897	1,181,207
Molson Coors Brewing Co. Class B	5,171	434,467
Monster Beverage Corp.[a]	5,058	345,107
PepsiCo Inc.	12,257	1,474,517

		6,173,477
BIOTECHNOLOGY — 0.89%
AbbVie Inc.	3,083	345,974
Alexion Pharmaceuticals Inc.[a]	1,484	177,071
Alkermes PLC[a]	1,993	113,940
Alnylam Pharmaceuticals Inc.[a]	348	45,233
Amgen Inc.	2,213	411,729
Biogen Inc.[a]	595	206,947
BioMarin Pharmaceutical Inc.[a]	1,880	169,632
Celgene Corp.[a]	2,136	216,078
Gilead Sciences Inc.	4,089	342,658
Incyte Corp.[a]	1,061	95,798

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[a]	479	$175,625
Seattle Genetics Inc.[a,b]	1,874	98,010
TESARO Inc.[a,b]	516	34,809
United Therapeutics Corp.[a]	1,580	203,820
Vertex Pharmaceuticals Inc.[a]	935	156,024

		2,793,348
BUILDING PRODUCTS — 1.17%
Allegion PLC	6,900	594,159
AO Smith Corp.	7,910	528,230
Fortune Brands Home & Security Inc.	7,702	546,303
Johnson Controls International PLC	12,451	487,208
Lennox International Inc.	2,840	618,864
Masco Corp.	10,579	472,458
Owens Corning	4,546	422,641

		3,669,863
CAPITAL MARKETS — 3.80%
Affiliated Managers Group Inc.	1,444	288,266
Ameriprise Financial Inc.	1,799	303,491
Bank of New York Mellon Corp. (The)	9,709	550,500
BlackRock Inc.[c]	1,174	659,553
Cboe Global Markets Inc.	5,982	803,921
Charles Schwab Corp. (The)	5,926	316,093
CME Group Inc.	3,809	584,605
E*TRADE Financial Corp.[a]	5,553	292,643
Eaton Vance Corp. NVS	7,836	452,921
Franklin Resources Inc.	9,938	421,471
Goldman Sachs Group Inc. (The)	1,686	451,663
Intercontinental Exchange Inc.	8,801	649,866
Invesco Ltd.	9,792	353,785
Moody’s Corp.	3,370	545,232
Morgan Stanley	6,330	357,962
MSCI Inc.	4,398	612,334
Nasdaq Inc.	8,939	723,254
Northern Trust Corp.	4,676	492,804
Raymond James Financial Inc.	4,096	394,813
S&P Global Inc.	3,578	647,976
SEI Investments Co.	6,767	508,540
State Street Corp.	4,158	458,087
T Rowe Price Group Inc.	6,472	722,469
TD Ameritrade Holding Corp.	5,831	325,311

		11,917,560

Security	Shares	Value
CHEMICALS — 2.74%
Air Products & Chemicals Inc.	4,167	$701,598
Albemarle Corp.	1,641	183,119
Axalta Coating Systems Ltd.[a]	8,863	279,185
Celanese Corp. Series A	3,587	387,970
CF Industries Holdings Inc.	3,826	162,375
Chemours Co. (The)	3,442	177,676
DowDuPont Inc.	5,968	451,061
Eastman Chemical Co.	4,892	485,189
Ecolab Inc.	6,928	953,847
FMC Corp.	3,217	293,809
International Flavors & Fragrances Inc.	4,248	638,474
LyondellBasell Industries NV Class A	2,730	327,163
Monsanto Co.	5,624	685,003
Mosaic Co. (The)	9,204	251,269
PPG Industries Inc.	5,316	631,169
Praxair Inc.	5,453	880,605
Sherwin-Williams Co. (The)	1,375	573,526
WR Grace & Co.	7,189	530,692

		8,593,730
COMMERCIAL SERVICES & SUPPLIES — 1.62%
Cintas Corp.	4,359	734,274
Republic Services Inc.	20,858	1,435,030
Rollins Inc.	14,377	709,361
Stericycle Inc.[a]	4,589	345,827
Waste Connections Inc.	9,196	660,457
Waste Management Inc.	13,501	1,193,893

		5,078,842
COMMUNICATIONS EQUIPMENT — 0.78%
Arista Networks Inc.[a,b]	691	190,592
Cisco Systems Inc.	13,180	547,497
CommScope Holding Co. Inc.[a]	4,969	191,953
F5 Networks Inc.[a]	3,305	477,705
Juniper Networks Inc.	12,148	317,670
Motorola Solutions Inc.	5,453	542,355
Palo Alto Networks Inc.[a]	1,081	170,657

		2,438,429
CONSTRUCTION & ENGINEERING — 0.24%
Fluor Corp.	6,179	375,065
Jacobs Engineering Group Inc.	5,480	380,641

		755,706

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.20%
Martin Marietta Materials Inc.	1,077	$245,739
Vulcan Materials Co.	2,873	389,004

		634,743
CONSUMER FINANCE — 0.68%
Ally Financial Inc.	10,632	316,515
American Express Co.	5,621	558,727
Capital One Financial Corp.	4,171	433,617
Discover Financial Services	6,647	530,431
Synchrony Financial	7,550	299,584

		2,138,874
CONTAINERS & PACKAGING — 1.17%
Avery Dennison Corp.	6,109	749,452
Ball Corp.	14,094	539,518
Crown Holdings Inc.[a]	10,158	589,672
International Paper Co.	8,722	548,265
Packaging Corp. of America	3,234	406,288
Sealed Air Corp.	10,070	476,815
WestRock Co.	5,180	345,143

		3,655,153
DISTRIBUTORS — 0.34%
Genuine Parts Co.	5,884	612,348
LKQ Corp.[a]	10,928	459,304

		1,071,652
DIVERSIFIED CONSUMER SERVICES — 0.07%
H&R Block Inc.	8,631	229,067

		229,067
DIVERSIFIED FINANCIAL SERVICES — 0.65%
Berkshire Hathaway Inc. Class Ba	6,160	1,320,581
Leucadia National Corp.	13,815	373,972
Voya Financial Inc.	6,341	329,161

		2,023,714
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.70%
AT&T Inc.	23,884	894,456
CenturyLink Inc.	17,188	306,118
Verizon Communications Inc.	15,604	843,708
Zayo Group Holdings Inc.[a]	4,161	152,709

		2,196,991
ELECTRIC UTILITIES — 3.74%
Alliant Energy Corp.	17,443	693,359
American Electric Power Co. Inc.	11,668	802,525
Duke Energy Corp.	10,470	821,895
Edison International	10,954	684,954

Security	Shares	Value
Entergy Corp.	8,749	$688,459
Eversource Energy	13,564	855,753
Exelon Corp.	13,305	512,375
FirstEnergy Corp.	15,409	506,956
NextEra Energy Inc.	6,281	995,036
OGE Energy Corp.	18,691	601,850
PG&E Corp.	12,435	527,617
Pinnacle West Capital Corp.	9,915	792,704
PPL Corp.	21,549	686,767
Southern Co. (The)	20,398	920,154
Westar Energy Inc.	13,574	701,233
Xcel Energy Inc.	20,563	938,495

		11,730,132
ELECTRICAL EQUIPMENT — 0.87%
Acuity Brands Inc.	1,489	229,961
AMETEK Inc.	8,489	647,711
Eaton Corp. PLC	5,186	435,468
Emerson Electric Co.	7,130	515,000
Rockwell Automation Inc.	2,447	482,769
Sensata Technologies Holding NVa,b	7,291	410,119

		2,721,028
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.55%
Amphenol Corp. Class A	8,882	823,983
Arrow Electronics Inc.[a]	5,180	421,341
Avnet Inc.	12,454	529,295
CDW Corp./DE	5,834	436,325
Cognex Corp.	2,894	180,499
Corning Inc.	15,262	476,480
Flex Ltd.[a,b]	23,458	422,478
FLIR Systems Inc.	8,202	420,024
IPG Photonics Corp.[a]	1,064	268,075
TE Connectivity Ltd.	6,034	618,666
Trimble Inc.[a]	5,849	257,941

		4,855,107
ENERGY EQUIPMENT & SERVICES — 0.54%
Baker Hughes a GE Co.	7,582	243,762
Halliburton Co.	6,056	325,207
Helmerich & Payne Inc.	2,307	166,173
National Oilwell Varco Inc.	5,847	214,468
Schlumberger Ltd.	6,838	503,140
TechnipFMC PLC	7,417	240,756

		1,693,506

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.35%
Alexandria Real Estate Equities Inc.	5,066	$657,060
American Tower Corp.	4,674	690,350
AvalonBay Communities Inc.	4,468	761,347
Boston Properties Inc.	5,792	716,528
Brixmor Property Group Inc.	25,553	414,725
Camden Property Trust	7,428	642,968
Colony NorthStar Inc. Class A	21,116	189,622
Crown Castle International Corp.	6,562	739,997
Digital Realty Trust Inc.	4,543	508,589
Duke Realty Corp.	21,436	566,125
Equinix Inc.	1,318	599,940
Equity Residential	11,675	719,297
Essex Property Trust Inc.	2,918	679,836
Extra Space Storage Inc.	4,903	409,302
Federal Realty Investment Trust[b]	6,078	734,222
GGP Inc.	16,563	381,446
HCP Inc.	10,736	258,523
Host Hotels & Resorts Inc.	18,570	385,513
Invitation Homes Inc.[b]	18,297	411,500
Iron Mountain Inc.	10,014	350,790
Kimco Realty Corp.	25,698	408,855
Liberty Property Trust	13,941	577,297
Macerich Co. (The)	6,478	418,285
Mid-America Apartment Communities Inc.	5,302	505,652
National Retail Properties Inc.	12,227	485,167
Prologis Inc.	9,482	617,373
Public Storage	2,788	545,779
Realty Income Corp.	8,838	470,093
Regency Centers Corp.	9,868	620,796
SBA Communications Corp.[a]	2,594	452,653
Simon Property Group Inc.	4,003	653,970
SL Green Realty Corp.	4,907	493,252
UDR Inc.	18,749	684,901
Ventas Inc.	6,746	377,574
VEREIT Inc.	51,387	369,986
Vornado Realty Trust	8,085	579,533
Welltower Inc.	6,391	383,268
Weyerhaeuser Co.	11,308	424,502

		19,886,616
FOOD & STAPLES RETAILING — 1.21%
Costco Wholesale Corp.	4,132	805,203
CVS Health Corp.	8,053	633,690

Security	Shares	Value
Kroger Co. (The)	12,290	$373,124
Sysco Corp.	12,549	788,956
Walgreens Boots Alliance Inc.	6,892	518,692
Walmart Inc.	6,201	661,027

		3,780,692
FOOD PRODUCTS — 2.54%
Archer-Daniels-Midland Co.	9,635	413,823
Bunge Ltd.	4,204	333,924
Campbell Soup Co.	10,601	493,476
Conagra Brands Inc.	15,809	600,742
General Mills Inc.	16,131	943,502
Hershey Co. (The)	5,595	617,296
Hormel Foods Corp.	16,251	557,897
Ingredion Inc.	4,179	600,272
JM Smucker Co. (The)	4,448	564,407
Kellogg Co.	13,154	895,919
Kraft Heinz Co. (The)	2,719	213,142
McCormick & Co. Inc./MD NVS	7,470	812,512
Mondelez International Inc. Class A	12,322	547,097
Tyson Foods Inc. Class A	4,553	346,529

		7,940,538
GAS UTILITIES — 0.49%
Atmos Energy Corp.	10,224	847,569
UGI Corp.	15,201	695,750

		1,543,319
HEALTH CARE EQUIPMENT & SUPPLIES — 3.70%
Abbott Laboratories	10,638	661,258
Align Technology Inc.[a]	1,032	270,384
Baxter International Inc.	11,603	835,764
Becton Dickinson and Co.	4,816	1,169,999
Boston Scientific Corp.[a]	18,994	531,072
Cooper Companies Inc. (The)	2,013	492,521
Danaher Corp.	10,903	1,104,256
DENTSPLY SIRONA Inc.	7,182	436,737
Edwards Lifesciences Corp.[a]	2,642	334,424
Hologic Inc.[a]	12,167	519,531
IDEXX Laboratories Inc.[a]	1,785	333,866
Intuitive Surgical Inc.[a]	1,690	729,522
Medtronic PLC	9,801	841,808
ResMed Inc.	5,040	507,982
Stryker Corp.	5,529	908,857
Teleflex Inc.	2,022	561,611
Varian Medical Systems Inc.[a,b]	6,819	869,423
Zimmer Biomet Holdings Inc.	3,900	495,768

		11,604,783

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.93%
Aetna Inc.	2,578	$481,622
AmerisourceBergen Corp.	4,767	475,127
Anthem Inc.	2,146	531,886
Cardinal Health Inc.	8,077	579,848
Centene Corp.[a]	2,383	255,553
Cigna Corp.	2,194	457,120
DaVita Inc.[a]	8,779	685,113
Envision Healthcare Corp.[a]	4,036	145,256
Express Scripts Holding Co.[a]	8,086	640,249
HCA Healthcare Inc.[a]	6,240	631,238
Henry Schein Inc.[a]	8,545	646,686
Humana Inc.	1,300	366,379
Laboratory Corp. of America Holdings[a]	4,518	788,391
McKesson Corp.	2,099	354,479
Quest Diagnostics Inc.	7,652	809,735
UnitedHealth Group Inc.	3,269	774,034
Universal Health Services Inc. Class B	4,681	568,741

		9,191,457
HEALTH CARE TECHNOLOGY — 0.18%
Cerner Corp.[a]	5,627	388,995
Veeva Systems Inc. Class Aa	2,785	175,065

		564,060
HOTELS, RESTAURANTS & LEISURE — 2.62%
Aramark	20,362	932,783
Carnival Corp.	7,928	567,724
Chipotle Mexican Grill Inc.[a]	765	248,441
Darden Restaurants Inc.	6,779	649,767
Domino’s Pizza Inc.	1,690	366,477
Hilton Worldwide Holdings Inc.	6,542	560,322
Las Vegas Sands Corp.	3,662	283,878
Marriott International Inc./MD Class A	3,692	543,979
McDonald’s Corp.	5,549	949,656
MGM Resorts International	7,057	257,228
Norwegian Cruise Line Holdings Ltd.[a]	4,156	252,436
Royal Caribbean Cruises Ltd.	2,070	276,449
Starbucks Corp.	10,015	568,952
Vail Resorts Inc.	2,575	562,792
Wyndham Worldwide Corp.	3,939	488,948
Wynn Resorts Ltd.	791	130,982
Yum! Brands Inc.	6,763	572,082

		8,212,896

Security	Shares	Value
HOUSEHOLD DURABLES — 1.43%
DR Horton Inc.	7,111	$348,794
Garmin Ltd.	5,637	354,793
Leggett & Platt Inc.	15,051	700,022
Lennar Corp. Class A	6,327	396,450
Mohawk Industries Inc.[a]	2,392	672,295
Newell Brands Inc.	10,920	288,725
NVR Inc.[a]	213	676,950
PulteGroup Inc.	10,800	343,764
Toll Brothers Inc.	8,139	379,115
Whirlpool Corp.	1,792	325,105

		4,486,013
HOUSEHOLD PRODUCTS — 1.88%
Church & Dwight Co. Inc.	20,621	1,007,336
Clorox Co. (The)	8,200	1,161,858
Colgate-Palmolive Co.	14,633	1,086,354
Kimberly-Clark Corp.	8,209	960,453
Procter & Gamble Co. (The)	13,450	1,161,273
Spectrum Brands Holdings Inc.	4,327	512,576

		5,889,850
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.28%
AES Corp./VA	33,252	384,393
Vistra Energy Corp.[a]	25,067	488,807

		873,200
INDUSTRIAL CONGLOMERATES — 0.98%
3M Co.	4,155	1,040,828
General Electric Co.	24,682	399,108
Honeywell International Inc.	5,238	836,351
Roper Technologies Inc.	2,793	783,688

		3,059,975
INSURANCE — 8.35%
Aflac Inc.	11,792	1,040,054
Alleghany Corp.[a]	1,047	657,202
Allstate Corp. (The)	10,008	988,490
American Financial Group Inc./OH	9,455	1,071,630
American International Group Inc.	9,705	620,344
Aon PLC	7,082	1,006,848
Arch Capital Group Ltd.[a]	10,767	979,151
Arthur J Gallagher & Co.	14,414	984,764
Assurant Inc.	4,730	432,700
Athene Holding Ltd. Class Aa	6,561	329,100
Axis Capital Holdings Ltd.	17,266	872,451
Brighthouse Financial Inc.[a]	5,820	373,993
Chubb Ltd.	7,633	1,191,893

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Cincinnati Financial Corp.	11,470	$882,043
Everest Re Group Ltd.	3,848	884,270
FNF Group	14,626	570,121
Hartford Financial Services Group Inc. (The)	11,944	701,829
Lincoln National Corp.	3,300	273,240
Loews Corp.	19,491	1,006,710
Markel Corp.[a]	910	1,044,398
Marsh & McLennan Companies Inc.	13,586	1,134,703
MetLife Inc.	6,462	310,628
Principal Financial Group Inc.	6,468	437,237
Progressive Corp. (The)	17,845	965,414
Prudential Financial Inc.	3,741	444,506
Reinsurance Group of America Inc.	5,852	916,716
RenaissanceRe Holdings Ltd.	8,542	1,086,030
Torchmark Corp.	11,362	1,032,238
Travelers Companies Inc. (The)	7,572	1,135,194
Unum Group	7,273	386,851
Willis Towers Watson PLC	4,316	692,589
WR Berkley Corp.	15,564	1,135,861
XL Group Ltd.	15,532	572,199

		26,161,397
INTERNET & DIRECT MARKETING RETAIL — 0.57%
Amazon.com Inc.[a]	250	362,722
Expedia Inc.	1,873	239,763
Liberty Interactive Corp. QVC Group Series Aa	20,618	579,160
Netflix Inc.[a]	501	135,420
Priceline Group Inc. (The)[a]	164	313,576
TripAdvisor Inc.[a]	4,255	147,521

		1,778,162
INTERNET SOFTWARE & SERVICES — 1.18%
Akamai Technologies Inc.[a]	3,679	246,456
Alphabet Inc. Class Aa	349	412,595
Alphabet Inc. Class Ca	344	402,459
CoStar Group Inc.[a]	1,140	394,565
eBay Inc.[a]	9,701	393,667
Facebook Inc. Class Aa	2,583	482,737
IAC/InterActiveCorp[a]	2,175	315,310
MercadoLibre Inc.[b]	605	234,195
Twitter Inc.[a]	3,885	100,272
VeriSign Inc.[a,b]	4,332	497,833
Zillow Group Inc. Class Ca,b	4,625	205,628

		3,685,717

Security	Shares	Value
IT SERVICES — 4.48%
Accenture PLC Class A	4,312	$692,939
Alliance Data Systems Corp.	1,221	313,382
Automatic Data Processing Inc.	5,672	701,230
Broadridge Financial Solutions Inc.	7,959	767,327
Cognizant Technology Solutions Corp. Class A	5,776	450,413
DXC Technology Co.	2,006	199,697
Fidelity National Information Services Inc.	8,148	834,029
First Data Corp. Class Aa	11,426	202,240
Fiserv Inc.[a]	7,180	1,011,231
FleetCor Technologies Inc.[a]	1,717	364,863
Gartner Inc.[a]	4,590	636,817
Global Payments Inc.	4,254	475,512
International Business Machines Corp.	3,919	641,540
Jack Henry & Associates Inc.	8,976	1,118,948
Leidos Holdings Inc.	5,377	358,108
Mastercard Inc. Class A	5,547	937,443
Paychex Inc.	10,721	731,708
PayPal Holdings Inc.[a]	2,504	213,641
Sabre Corp.	17,617	365,905
Square Inc. Class Aa,b	4,190	196,553
Total System Services Inc.	6,820	606,025
Visa Inc. Class A	8,781	1,090,864
Western Union Co. (The)	25,047	520,727
Worldpay Inc. Class Aa,b	7,681	616,861

		14,048,003
LEISURE PRODUCTS — 0.22%
Hasbro Inc.	3,767	356,245
Mattel Inc.	8,436	133,626
Polaris Industries Inc.	1,806	204,096

		693,967
LIFE SCIENCES TOOLS & SERVICES — 1.15%
Agilent Technologies Inc.	8,297	609,249
Illumina Inc.[a]	772	179,598
IQVIA Holdings Inc.[a]	4,873	497,972
Mettler-Toledo International Inc.[a]	1,037	700,245
Thermo Fisher Scientific Inc.	4,027	902,491
Waters Corp.[a]	3,307	713,022

		3,602,577
MACHINERY — 3.03%
AGCO Corp.	4,900	355,838
Caterpillar Inc.	2,586	420,949

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Cummins Inc.	2,715	$510,420
Deere & Co.	2,953	491,438
Dover Corp.	4,328	459,677
Flowserve Corp.	6,272	284,247
Fortive Corp.	3,016	229,276
IDEX Corp.	5,731	822,284
Illinois Tool Works Inc.	4,468	775,958
Ingersoll-Rand PLC	5,814	550,179
Middleby Corp. (The)[a,b]	2,850	388,341
PACCAR Inc.	6,411	478,004
Parker-Hannifin Corp.	2,591	521,879
Pentair PLC	5,161	369,012
Snap-on Inc.	3,504	600,270
Stanley Black & Decker Inc.	4,889	812,698
WABCO Holdings Inc.[a]	2,387	368,529
Wabtec Corp./DEb	4,314	349,607
Xylem Inc./NY	9,587	692,757

		9,481,363
MEDIA — 3.49%
CBS Corp. Class B NVS	8,152	469,637
Charter Communications Inc. Class Aa	1,290	486,653
Comcast Corp. Class A	17,470	742,999
Discovery Communications Inc. Class Aa,b	14,914	373,894
Discovery Communications Inc. Class C NVS[a,b]	16,269	388,178
DISH Network Corp. Class Aa	6,561	307,711
Interpublic Group of Companies Inc. (The)	26,557	581,333
Liberty Broadband Corp. Class Ca	4,948	472,781
Liberty Global PLC Series Aa,b	8,227	307,525
Liberty Global PLC Series C NVS[a]	9,378	335,357
Liberty Media Corp.-Liberty Formula One Class Ca	5,134	193,500
Liberty Media Corp.-Liberty SiriusXM Class Aa	11,950	537,870
Liberty Media Corp.-Liberty SiriusXM Class Ca	11,712	524,815
Live Nation Entertainment Inc.[a]	10,014	451,231
News Corp. Class A	22,046	377,207
Omnicom Group Inc.	12,542	961,344
Scripps Networks Interactive Inc. Class A	4,253	374,222
Sirius XM Holdings Inc.[b]	119,029	727,267

Security	Shares	Value
Time Warner Inc.	5,771	$550,265
Twenty-First Century Fox Inc. Class A	12,091	446,158
Twenty-First Century Fox Inc. Class B	13,170	480,573
Viacom Inc. Class B NVS	5,826	194,705
Walt Disney Co. (The)	6,040	656,367

		10,941,592
METALS & MINING — 0.26%
Freeport-McMoRan Inc.[a]	3,506	68,367
Newmont Mining Corp.	3,753	152,034
Nucor Corp.	4,960	332,122
Steel Dynamics Inc.	5,710	259,234

		811,757
MORTGAGE REAL ESTATE INVESTMENT — 0.60%
AGNC Investment Corp.	53,726	1,009,512
Annaly Capital Management Inc.	81,841	862,604

		1,872,116
MULTI-UTILITIES — 2.49%
Ameren Corp.	12,813	725,600
CenterPoint Energy Inc.	25,555	720,140
CMS Energy Corp.	16,814	752,427
Consolidated Edison Inc.	10,132	814,208
Dominion Energy Inc.	11,061	845,503
DTE Energy Co.	8,516	899,630
NiSource Inc.	17,496	431,801
Public Service Enterprise Group Inc.	13,144	681,779
SCANA Corp.	11,006	447,284
Sempra Energy	6,350	679,577
WEC Energy Group Inc.	12,321	792,240

		7,790,189
MULTILINE RETAIL — 0.65%
Dollar General Corp.	3,864	398,456
Dollar Tree Inc.[a]	3,293	378,695
Kohl’s Corp.	3,889	251,891
Macy’s Inc.	7,939	206,017
Nordstrom Inc.	4,595	226,579
Target Corp.	7,542	567,309

		2,028,947
OIL, GAS & CONSUMABLE FUELS — 2.39%
Anadarko Petroleum Corp.	2,967	178,168
Andeavor	2,379	257,313
Antero Resources Corp.[a,b]	8,872	172,383
Apache Corp.	3,515	157,718

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Cabot Oil & Gas Corp.	7,193	$189,536
Cheniere Energy Inc.[a]	3,255	184,103
Chevron Corp.	4,012	502,904
Cimarex Energy Co.	2,075	232,815
Concho Resources Inc.[a]	1,423	224,037
ConocoPhillips	3,944	231,947
Continental Resources Inc./OKa,b	2,025	112,448
Devon Energy Corp.	3,229	133,584
Diamondback Energy Inc.[a]	1,729	216,989
EOG Resources Inc.	2,858	328,670
EQT Corp.	4,689	254,566
Exxon Mobil Corp.	9,106	794,954
Hess Corp.	3,524	177,997
HollyFrontier Corp.	3,908	187,428
Kinder Morgan Inc./DE	10,996	197,708
Marathon Oil Corp.	5,450	99,136
Marathon Petroleum Corp.	2,879	199,428
Newfield Exploration Co.[a]	4,299	136,106
Noble Energy Inc.	6,099	186,141
Occidental Petroleum Corp.	6,611	495,627
ONEOK Inc.	2,424	142,677
Parsley Energy Inc. Class Aa	3,949	93,196
Phillips 66	4,097	419,533
Pioneer Natural Resources Co.	1,518	277,657
Plains GP Holdings LP Class A	4,161	88,546
Range Resources Corp.	5,106	72,761
Targa Resources Corp.	1,739	83,472
Valero Energy Corp.	3,652	350,482
Williams Companies Inc. (The)	3,296	103,461

		7,483,491
PERSONAL PRODUCTS — 0.26%
Coty Inc. Class A	10,066	197,394
Estee Lauder Companies Inc. (The) Class A	4,533	611,774

		809,168
PHARMACEUTICALS — 1.66%
Allergan PLC	1,581	284,991
Bristol-Myers Squibb Co.	5,905	369,653
Eli Lilly & Co.	5,880	478,926
Jazz Pharmaceuticals PLC[a]	1,563	227,792
Johnson & Johnson	9,176	1,268,031
Merck & Co. Inc.	12,114	717,754
Mylan NVa	3,960	169,686
Perrigo Co. PLC	2,219	201,086
Pfizer Inc.	21,414	793,175

Security	Shares	Value
Zoetis Inc.	8,988	$689,649

		5,200,743
PROFESSIONAL SERVICES — 0.97%
Equifax Inc.	3,074	384,035
IHS Markit Ltd.[a]	10,230	488,278
ManpowerGroup Inc.	2,738	359,746
Nielsen Holdings PLC	13,034	487,602
Robert Half International Inc.	6,055	350,463
TransUnion[a]	3,979	236,194
Verisk Analytics Inc. Class Aa	7,428	743,171

		3,049,489
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
CBRE Group Inc. Class Aa	8,004	365,703
Jones Lang LaSalle Inc.	1,579	246,876

		612,579
ROAD & RAIL — 1.08%
AMERCO	1,117	407,794
CSX Corp.	5,899	334,886
JB Hunt Transport Services Inc.	4,887	590,496
Kansas City Southern	3,116	352,513
Knight-Swift Transportation Holdings Inc.[b]	6,263	311,835
Norfolk Southern Corp.	2,810	423,973
Old Dominion Freight Line Inc.	3,088	452,238
Union Pacific Corp.	3,734	498,489

		3,372,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.56%
Advanced Micro Devices Inc.[a,b]	4,247	58,354
Analog Devices Inc.	4,172	383,323
Applied Materials Inc.	4,822	258,604
Broadcom Ltd.	782	193,959
Intel Corp.	9,436	454,249
KLA-Tencor Corp.	3,160	346,968
Lam Research Corp.	1,421	272,150
Marvell Technology Group Ltd.	9,213	214,939
Maxim Integrated Products Inc.	7,063	430,843
Microchip Technology Inc.	4,617	439,631
Micron Technology Inc.[a]	2,445	106,895
NVIDIA Corp.	610	149,938
Qorvo Inc.[a,b]	1,367	98,110
QUALCOMM Inc.	4,250	290,062
Skyworks Solutions Inc.	1,589	154,467

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
Texas Instruments Inc.	5,237	$574,342
Xilinx Inc.	6,098	445,276

		4,872,110
SOFTWARE — 3.11%
Activision Blizzard Inc.	4,552	337,440
Adobe Systems Inc.[a]	2,598	518,976
ANSYS Inc.[a]	4,017	649,348
Autodesk Inc.[a]	1,737	200,832
CA Inc.	17,403	623,897
Cadence Design Systems Inc.[a]	12,224	548,369
CDK Global Inc.	7,765	553,567
Citrix Systems Inc.[a]	4,826	447,660
Dell Technologies Inc. Class Va	2,356	168,925
Electronic Arts Inc.[a]	2,655	337,079
Fortinet Inc.[a]	5,205	239,638
Intuit Inc.	3,311	555,917
Microsoft Corp.	5,308	504,313
Oracle Corp.	9,865	508,935
Red Hat Inc.[a]	2,707	355,646
salesforce.com Inc.[a]	3,306	376,586
ServiceNow Inc.[a]	1,572	234,024
Splunk Inc.[a]	1,600	147,792
SS&C Technologies Holdings Inc.	10,286	517,180
Symantec Corp.	12,225	332,887
Synopsys Inc.[a]	8,185	758,013
Take-Two Interactive Software Inc.[a]	2,939	372,283
VMware Inc. Class Aa,b	2,311	286,079
Workday Inc. Class Aa	1,518	181,993

		9,757,379
SPECIALTY RETAIL — 2.23%
Advance Auto Parts Inc.	2,744	321,020
AutoNation Inc.[a]	5,603	337,413
AutoZone Inc.[a]	955	730,995
Best Buy Co. Inc.	3,295	240,733
CarMax Inc.[a,b]	4,021	286,979
Gap Inc. (The)	6,052	201,168
Home Depot Inc. (The)	4,862	976,776
L Brands Inc.	5,196	260,268
Lowe’s Companies Inc.	7,409	775,945
O’Reilly Automotive Inc.[a]	1,674	443,091
Ross Stores Inc.	6,546	539,325
Tiffany & Co.	3,290	350,878
TJX Companies Inc. (The)	10,349	831,232
Tractor Supply Co.	4,874	371,642

Security	Shares	Value
Ulta Beauty Inc.[a]	1,438	$319,380

		6,986,845
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.58%
Apple Inc.	2,229	373,201
Hewlett Packard Enterprise Co.	13,464	220,810
HP Inc.	12,034	280,633
NetApp Inc.	4,240	260,760
Seagate Technology PLC	2,896	159,859
Western Digital Corp.	1,655	147,262
Xerox Corp.	11,368	387,990

		1,830,515
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Hanesbrands Inc.	12,578	273,194
Lululemon Athletica Inc.[a]	2,240	175,190
Michael Kors Holdings Ltd.[a]	2,355	155,430
NIKE Inc. Class B	7,473	509,808
PVH Corp.	2,089	323,962
Ralph Lauren Corp.	2,036	232,735
Tapestry Inc.	7,143	336,007
Under Armour Inc. Class Aa,b	8,993	124,643
Under Armour Inc. Class Ca,b	16,437	211,216
VF Corp.	6,106	495,441

		2,837,626
THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp. Inc.	40,423	572,390

		572,390
TOBACCO — 0.53%
Altria Group Inc.	12,146	854,350
Philip Morris International Inc.	7,532	807,656

		1,662,006
TRADING COMPANIES & DISTRIBUTORS — 0.47%
Fastenal Co.	9,375	515,250
HD Supply Holdings Inc.[a]	5,985	232,757
United Rentals Inc.[a]	763	138,187
WW Grainger Inc.	2,125	573,027

		1,459,221
TRANSPORTATION INFRASTRUCTURE — 0.15%
Macquarie Infrastructure Corp.	6,911	458,545

		458,545
WATER UTILITIES — 0.28%
American Water Works Co. Inc.	10,630	884,097

		884,097

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Sprint Corp.[a,b]	14,674	$78,212
T-Mobile U.S. Inc.[a]	6,387	415,794

		494,006

TOTAL COMMON STOCKS
(Cost: $291,295,778)		312,403,223

SHORT-TERM INVESTMENTS — 2.51%

MONEY MARKET FUNDS — 2.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	7,174,700	7,176,135
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	668,552	668,552

		7,844,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,843,819)		7,844,687

Value
TOTAL INVESTMENTS IN SECURITIES — 102.23%
(Cost: $299,139,597)	$320,247,910
Other Assets, Less Liabilities — (2.23)%	(6,970,700)

NET ASSETS — 100.00%	$313,277,210

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,728,391	2,446,309	[b]	—	7,174,700	$7,176,135	$16,729	[c]	$(519)	$(162)
BlackRock Cash Funds: Treasury, SL Agency Shares	203,520	465,032	[b]	—	668,552	668,552	1,933		—	—
BlackRock Inc.	796	702		(324)	1,174	659,553	3,650		21,195	99,548
PNC Financial Services Group Inc. (The)	3,023	2,663		(1,300)	4,386	693,076	5,310		32,211	71,520

						$9,197,316	$27,622		$52,887	$170,906

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	12	Mar 2018	$374	$(2,682)
S&P 500 E-Mini	3	Mar 2018	424	22,658

Total				$19,976

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$312,403,223	$—	$—	$312,403,223
Money market funds	7,844,687	—	—	7,844,687

Total	$320,247,910	$—	$—	$320,247,910

Derivative financial instruments[a]
Assets
Futures contracts	$22,658	$—	$—	$22,658
Liabilities
Futures contracts	(2,682)	—	—	(2,682)

Total	$19,976	$—	$—	$19,976

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.16%
Spirit AeroSystems Holdings Inc. Class A	55,751	$5,706,672

		5,706,672
AIR FREIGHT & LOGISTICS — 1.23%
FedEx Corp.	169,677	44,536,819

		44,536,819
AIRLINES — 3.04%
American Airlines Group Inc.	429,819	23,347,768
Delta Air Lines Inc.	710,246	40,320,665
Southwest Airlines Co.	427,428	25,987,622
United Continental Holdings Inc.[a]	297,864	20,201,137

		109,857,192
AUTO COMPONENTS — 1.13%
BorgWarner Inc.	164,832	9,273,448
Goodyear Tire & Rubber Co. (The)	390,551	13,598,986
Lear Corp.	92,692	17,902,533

		40,774,967
AUTOMOBILES — 5.33%
Ford Motor Co.	6,488,112	71,174,589
General Motors Co.	2,867,634	121,616,358

		192,790,947
BANKS — 8.85%
Bank of America Corp.	3,370,994	107,871,808
CIT Group Inc.	53,904	2,732,394
Citigroup Inc.	1,169,763	91,803,000
Citizens Financial Group Inc.	175,178	8,040,670
JPMorgan Chase & Co.	811,907	93,913,283
Regions Financial Corp.	355,003	6,826,708
SunTrust Banks Inc.	121,010	8,555,407

		319,743,270
BIOTECHNOLOGY — 2.89%
Gilead Sciences Inc.	1,197,418	100,343,628
United Therapeutics Corp.[a]	32,629	4,209,141

		104,552,769
BUILDING PRODUCTS — 0.16%
Owens Corning	63,282	5,883,328

		5,883,328
CAPITAL MARKETS — 1.45%
Goldman Sachs Group Inc. (The)	112,566	30,155,306
Morgan Stanley	396,185	22,404,262

		52,559,568

Security	Shares	Value
CHEMICALS — 1.49%
Celanese Corp. Series A	53,516	$5,788,291
Eastman Chemical Co.	90,340	8,959,921
LyondellBasell Industries NV Class A	259,185	31,060,730
Mosaic Co. (The)	293,549	8,013,888

		53,822,830
COMMUNICATIONS EQUIPMENT — 3.32%
Cisco Systems Inc.	2,744,376	114,001,379
Juniper Networks Inc.	226,554	5,924,387

		119,925,766
CONSTRUCTION & ENGINEERING — 1.04%
Fluor Corp.	225,920	13,713,344
Jacobs Engineering Group Inc.	341,889	23,747,610

		37,460,954
CONSUMER FINANCE — 0.84%
Ally Financial Inc.	243,561	7,250,811
Capital One Financial Corp.	221,984	23,077,457

		30,328,268
CONTAINERS & PACKAGING — 0.58%
International Paper Co.	153,864	9,671,891
WestRock Co.	168,761	11,244,546

		20,916,437
DIVERSIFIED FINANCIAL SERVICES — 0.23%
Leucadia National Corp.	69,757	1,888,322
Voya Financial Inc.[b]	121,730	6,319,004

		8,207,326
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.93%
AT&T Inc.	1,681,560	62,974,422
CenturyLink Inc.	376,282	6,701,582

		69,676,004
ELECTRIC UTILITIES — 1.99%
Entergy Corp.	143,796	11,315,307
Exelon Corp.	1,117,456	43,033,231
FirstEnergy Corp.	337,356	11,099,012
PG&E Corp.	156,571	6,643,308

		72,090,858
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
Arrow Electronics Inc.[a,b]	54,728	4,451,576
Avnet Inc.	64,805	2,754,212
Corning Inc.	545,607	17,033,851
Flex Ltd.[a,b]	310,222	5,587,098

		29,826,737

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.58%
Baker Hughes a GE Co.	194,066	$6,239,222
National Oilwell Varco Inc.	168,613	6,184,725
TechnipFMC PLC	259,190	8,413,307

		20,837,254
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.75%
Colony NorthStar Inc. Class A	811,298	7,285,456
HCP Inc.	523,008	12,594,033
Host Hotels & Resorts Inc.	2,720,414	56,475,794
National Retail Properties Inc.	141,249	5,604,760
VEREIT Inc.	2,424,884	17,459,165

		99,419,208
FOOD & STAPLES RETAILING — 6.04%
CVS Health Corp.	715,243	56,282,472
Kroger Co. (The)	717,507	21,783,513
Walgreens Boots Alliance Inc.	296,409	22,307,741
Walmart Inc.	1,104,625	117,753,025

		218,126,751
FOOD PRODUCTS — 1.93%
Archer-Daniels-Midland Co.	551,393	23,682,329
Bunge Ltd.	174,330	13,847,032
Ingredion Inc.	32,514	4,670,311
JM Smucker Co. (The)	71,773	9,107,276
Tyson Foods Inc. Class A	242,734	18,474,485

		69,781,433
HEALTH CARE PROVIDERS & SERVICES — 6.07%
Aetna Inc.	190,650	35,617,233
AmerisourceBergen Corp.	122,240	12,183,661
Anthem Inc.	163,286	40,470,435
Cardinal Health Inc.	174,416	12,521,325
Centene Corp.[a]	135,990	14,583,568
Cigna Corp.	144,243	30,053,029
DaVita Inc.[a]	42,630	3,326,845
Envision Healthcare Corp.[a]	77,957	2,805,672
Express Scripts Holding Co.[a]	480,463	38,043,060
McKesson Corp.	137,216	23,173,038
Universal Health Services Inc. Class B	53,712	6,526,008

		219,303,874
HOTELS, RESTAURANTS & LEISURE — 0.72%
Carnival Corp.	361,025	25,853,000

		25,853,000

Security	Shares	Value
HOUSEHOLD DURABLES — 0.37%
Whirlpool Corp.	73,296	$13,297,360

		13,297,360
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.18%
AES Corp./VA	562,083	6,497,680

		6,497,680
INSURANCE — 3.16%
Aflac Inc.	94,556	8,339,839
American International Group Inc.	420,275	26,863,978
Athene Holding Ltd. Class Aa	26,181	1,313,239
Axis Capital Holdings Ltd.	26,665	1,347,383
Brighthouse Financial Inc.[a]	52,413	3,368,060
Everest Re Group Ltd.	11,300	2,596,740
Hartford Financial Services Group Inc. (The)	120,224	7,064,362
Lincoln National Corp.	100,560	8,326,368
Loews Corp.	98,068	5,065,212
MetLife Inc.	403,448	19,393,745
Prudential Financial Inc.	194,757	23,141,027
Unum Group	72,278	3,844,467
XL Group Ltd.	93,024	3,427,004

		114,091,424
IT SERVICES — 1.46%
Alliance Data Systems Corp.	12,228	3,138,438
DXC Technology Co.	151,071	15,039,118
International Business Machines Corp.	212,328	34,758,094

		52,935,650
MACHINERY — 1.39%
AGCO Corp.	177,435	12,885,330
Cummins Inc.	199,065	37,424,220

		50,309,550
MEDIA — 0.75%
Discovery Communications Inc. Class Aa,b	83,056	2,082,214
Discovery Communications Inc. Class C NVS[a,b]	120,443	2,873,770
News Corp. Class A	649,006	11,104,493
Viacom Inc. Class B NVS	333,467	11,144,467

		27,204,944

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
METALS & MINING — 1.26%
Freeport-McMoRan Inc.[a]	894,989	$17,452,285
Newmont Mining Corp.	285,557	11,567,914
Nucor Corp.	172,352	11,540,690
Steel Dynamics Inc.	108,512	4,926,445

		45,487,334
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
AGNC Investment Corp.[b]	192,435	3,615,854
Annaly Capital Management Inc.	481,359	5,073,524

		8,689,378
MULTI-UTILITIES — 0.56%
Public Service Enterprise Group Inc.	343,796	17,832,698
SCANA Corp.	61,101	2,483,145

		20,315,843
MULTILINE RETAIL — 2.08%
Kohl’s Corp.	306,441	19,848,184
Macy’s Inc.	467,145	12,122,413
Nordstrom Inc.	120,288	5,931,401
Target Corp.	497,611	37,430,299

		75,332,297
OIL, GAS & CONSUMABLE FUELS — 5.32%
Andeavor	89,068	9,633,595
Antero Resources Corp.[a,b]	121,102	2,353,012
Chevron Corp.	787,766	98,746,468
HollyFrontier Corp.	111,644	5,354,446
Marathon Petroleum Corp.	261,962	18,146,108
Phillips 66	192,345	19,696,128
Plains GP Holdings LP Class A	68,220	1,451,722
Range Resources Corp.	72,180	1,028,565
Valero Energy Corp.	375,125	36,000,746

		192,410,790
PERSONAL PRODUCTS — 0.10%
Coty Inc. Class A	192,987	3,784,475

		3,784,475
PHARMACEUTICALS — 5.13%
Allergan PLC	235,952	42,532,707
Mylan NVa	427,643	18,324,503
Perrigo Co. PLC	66,478	6,024,236
Pfizer Inc.	3,200,669	118,552,780

		185,434,226
PROFESSIONAL SERVICES — 0.24%
ManpowerGroup Inc.	66,419	8,726,792

		8,726,792

Security	Shares	Value
ROAD & RAIL — 2.05%
AMERCO	7,363	$2,688,084
Knight-Swift Transportation Holdings Inc.[b]	56,493	2,812,786
Norfolk Southern Corp.	453,995	68,498,766

		73,999,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.09%
Intel Corp.	2,537,749	122,167,237
Lam Research Corp.	65,198	12,486,721
Micron Technology Inc.[a]	988,643	43,223,472
Qorvo Inc.[a]	73,591	5,281,626
QUALCOMM Inc.	541,254	36,940,585

		220,099,641
SOFTWARE — 0.26%
CA Inc.	155,927	5,589,983
Dell Technologies Inc. Class Va	52,603	3,771,635

		9,361,618
SPECIALTY RETAIL — 1.18%
Best Buy Co. Inc.	440,580	32,188,775
Gap Inc. (The)	314,852	10,465,680

		42,654,455
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.69%
Apple Inc.	1,999,110	334,710,987
Hewlett Packard Enterprise Co.	1,325,908	21,744,891
HP Inc.	810,595	18,903,075
NetApp Inc.	185,091	11,383,097
Seagate Technology PLC	197,290	10,890,408
Western Digital Corp.	215,296	19,157,038
Xerox Corp.	171,092	5,839,370

		422,628,866
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Michael Kors Holdings Ltd.[a]	139,823	9,228,318
PVH Corp.	71,707	11,120,321
Ralph Lauren Corp.	37,148	4,246,388

		24,595,027
TRADING COMPANIES & DISTRIBUTORS — 1.06%
United Rentals Inc.[a]	212,231	38,437,156

		38,437,156

TOTAL COMMON STOCKS
(Cost: $3,091,391,599)		3,608,276,374

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	21,058,902	$21,063,114
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	9,867,581	9,867,581

		30,930,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,929,353)		30,930,695

Value
TOTAL INVESTMENTS IN SECURITIES — 100.69%
(Cost: $3,122,320,952)	$3,639,207,069
Other Assets, Less Liabilities — (0.69)%	(24,906,958)

NET ASSETS — 100.00%	$3,614,300,111

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,618,270	12,440,632	[b]	—	21,058,902	$21,063,114	$20,664	[c]	$(831)	$1,342
BlackRock Cash Funds: Treasury, SL Agency Shares	4,238,661	5,628,920	[b]	—	9,867,581	9,867,581	27,428		—	—

						$30,930,695	$48,092		$(831)	$1,342

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
Russell 2000 E-mini	14	Mar 2018	$1,103	$1,783
S&P 500 E-Mini	32	Mar 2018	4,521	62,298

Total				$64,081

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,608,276,374	$—	$—	$3,608,276,374
Money market funds	30,930,695	—	—	30,930,695

Total	$3,639,207,069	$—	$—	$3,639,207,069

Derivative financial instruments[a]
Assets
Futures contracts	$64,081	$—	$—	$64,081

Total	$64,081	$—	$—	$64,081

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$121,339,796	$40,748,096	$5,322,443
Affiliated (Note 2)	332,361	67,725	40,988

Total cost of investments in securities	$121,672,157	$40,815,821	$5,363,431

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$132,248,455	$46,155,594	$5,837,818
Affiliated (Note 2)	332,363	67,725	40,990
Foreign currency, at value[b]	49,624	47,105	5,028
Receivables:
Due from custodian (Note 4)	76,354	—	—
Dividends and interest	52,057	29,952	6,030
Tax reclaims	14,533	43,165	680

Total Assets	132,773,386	46,343,541	5,890,546

LIABILITIES
Payables:
Investment securities purchased	76,354	—	—
Collateral for securities on loan (Note 1)	261,319	57,403	39,285
Investment advisory fees (Note 2)	27,043	11,656	1,475

Total Liabilities	364,716	69,059	40,760

NET ASSETS	$132,408,670	$46,274,482	$5,849,786

Net assets consist of:
Paid-in capital	$121,453,563	$41,171,325	$5,435,449
Distributions in excess of net investment income	(223,884)	(52,249)	(11,176)
Undistributed net realized gain (accumulated net realized loss)	267,554	(257,676)	(90,241)
Net unrealized appreciation	10,911,437	5,413,082	515,754

NET ASSETS	$132,408,670	$46,274,482	$5,849,786

Shares outstanding[c]	4,100,000	1,500,000	200,000

Net asset value per share	$32.29	$30.85	$29.25

[a]	Securities on loan with values of $255,245, $55,738 and $37,436, respectively. See Note 1.
[b]	Cost of foreign currency: $49,158, $45,708 and $4,883, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI Intl Value Factor ETF	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$130,864,463	$6,032,360,750	$3,992,647,766
Affiliated (Note 2)	552,902	159,032,157	130,548,797

Total cost of investments in securities	$131,417,365	$6,191,392,907	$4,123,196,563

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$157,281,456	$7,101,386,232	$4,594,089,524
Affiliated (Note 2)	552,933	179,029,664	163,395,156
Foreign currency, at value[b]	220,205	—	—
Cash pledged to broker for futures contracts	—	438,000	536,000
Cash	—	1,522,442	40,202
Receivables:
Due from custodian (Note 4)	15,177	—	—
Dividends and interest	95,001	3,969,148	4,225,094
Capital shares sold	—	62,644	174,108
Futures variation margin	—	5,070	6,825
Tax reclaims	29,080	—	—

Total Assets	158,193,852	7,286,413,200	4,762,466,909

LIABILITIES
Payables:
Investment securities purchased	115,609	—	—
Collateral for securities on loan (Note 1)	423,975	31,743,794	22,120,244
Capital shares redeemed	—	—	14,336
Investment advisory fees (Note 2)	37,086	818,588	590,079

Total Liabilities	576,670	32,562,382	22,724,659

NET ASSETS	$157,617,182	$7,253,850,818	$4,739,742,250

Net assets consist of:
Paid-in capital	$131,590,003	$6,051,063,827	$4,023,613,843
Undistributed (distributions in excess of) net investment income	(1,084,880)	4,603,902	4,402,805
Undistributed net realized gain	686,458	108,740,033	76,780,306
Net unrealized appreciation	26,425,601	1,089,443,056	634,945,296

NET ASSETS	$157,617,182	$7,253,850,818	$4,739,742,250

Shares outstanding[c]	5,700,000	65,050,000	54,700,000

Net asset value per share	$27.65	$111.51	$86.65

[a]	Securities on loan with values of $409,056, $31,306,241 and $21,698,271, respectively. See Note 1.
[b]	Cost of foreign currency: $217,895, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$290,174,879	$3,091,391,599
Affiliated (Note 2)	8,964,718	30,929,353

Total cost of investments in securities	$299,139,597	$3,122,320,952

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$311,050,594	$3,608,276,374
Affiliated (Note 2)	9,197,316	30,930,695
Cash pledged to broker for futures contracts	31,000	507,000
Receivables:
Investment securities sold	1,248	20,466
Dividends and interest	208,532	3,478,678
Futures variation margin	6,435	—

Total Assets	320,495,125	3,643,213,213

LIABILITIES
Payables:
Investment securities purchased	—	7,398,137
Collateral for securities on loan (Note 1)	7,175,991	21,065,313
Futures variation margin	—	2,986
Due to custodian	3,000	—
Investment advisory fees (Note 2)	38,924	446,666

Total Liabilities	7,217,915	28,913,102

NET ASSETS	$313,277,210	$3,614,300,111

Net assets consist of:
Paid-in capital	$289,610,801	$3,085,143,639
Undistributed net investment income	212,027	4,745,441
Undistributed net realized gain	2,326,093	7,460,833
Net unrealized appreciation	21,128,289	516,950,198

NET ASSETS	$313,277,210	$3,614,300,111

Shares outstanding[b]	3,600,000	41,450,000

Net asset value per share	$87.02	$87.20

[a]	Securities on loan with values of $7,047,035 and $20,664,524, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$416,744	$230,188	$56,867
Dividends — affiliated (Note 2)	875	189	19
Securities lending income — affiliated — net (Note 2)	3,755	210	147

Total investment income	421,374	230,587	57,033

EXPENSES
Investment advisory fees (Note 2)	95,580	43,968	8,360

Total expenses	95,580	43,968	8,360

Net investment income	325,794	186,619	48,673

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(571,025)	(92,085)	16,466
Investments — affiliated (Note 2)	(61)	(7)	(5)
In-kind redemptions — unaffiliated	875,368	—	—
Foreign currency transactions	6,883	(284)	297

Net realized gain (loss)	311,165	(92,376)	16,758

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	7,616,799	3,444,391	491,613
Investments — affiliated (Note 2)	21	—	2
Translation of assets and liabilities in foreign currencies	790	3,352	52

Net change in unrealized appreciation/depreciation	7,617,610	3,447,743	491,667

Net realized and unrealized gain	7,928,775	3,355,367	508,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,254,569	$3,541,986	$557,098

[a]	Net of foreign withholding tax of $37,461, $21,891 and $5,114, respectively.

See notes to financial statements.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI Intl Value Factor ETF	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,146,546	$32,154,301	$39,364,719
Dividends — affiliated (Note 2)	637	932,360	1,019,733
Interest — unaffiliated	—	951	—
Securities lending income — affiliated — net (Note 2)	4,412	65,772	31,075

Total investment income	1,151,595	33,153,384	40,415,527

EXPENSES
Investment advisory fees (Note 2)	182,396	3,589,356	3,008,615

Total expenses	182,396	3,589,356	3,008,615

Net investment income	969,199	29,564,028	37,406,912

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(119,779)	(15,951,884)	(36,202,479)
Investments — affiliated (Note 2)	82	1,531,563	70,333
In-kind redemptions — unaffiliated	1,368,500	181,630,668	182,829,814
In-kind redemptions — affiliated (Note 2)	—	1,219,316	2,060,355
Futures contracts	—	722,715	825,702
Foreign currency transactions	10,488	—	—

Net realized gain	1,259,291	169,152,378	149,583,725

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	13,695,848	784,482,392	408,541,737
Investments — affiliated (Note 2)	26	16,446,662	26,141,372
Futures contracts	—	420,067	657,179
Translation of assets and liabilities in foreign currencies	2,124	—	—

Net change in unrealized appreciation/depreciation	13,697,998	801,349,121	435,340,288

Net realized and unrealized gain	14,957,289	970,501,499	584,924,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,926,488	$1,000,065,527	$622,330,925

[a]	Net of foreign withholding tax of $101,035, $9,616 and $1,800, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,976,806	$34,445,492
Dividends — affiliated (Note 2)	10,893	27,428
Interest — unaffiliated	58	866
Securities lending income — affiliated — net (Note 2)	16,729	20,664

Total investment income	2,004,486	34,494,450

EXPENSES
Investment advisory fees (Note 2)	154,920	2,117,460

Total expenses	154,920	2,117,460

Net investment income	1,849,566	32,376,990

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(915,586)	2,034,886
Investments — affiliated (Note 2)	1,127	(831)
In-kind redemptions — unaffiliated	7,960,176	65,504,466
In-kind redemptions — affiliated (Note 2)	51,760	—
Futures contracts	27,679	966,200

Net realized gain	7,125,156	68,504,721

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	15,342,909	361,339,063
Investments — affiliated (Note 2)	170,906	1,342
Futures contracts	19,976	64,081

Net change in unrealized appreciation/depreciation	15,533,791	361,404,486

Net realized and unrealized gain	22,658,947	429,909,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,508,513	$462,286,197

[a]	Net of foreign withholding tax of $320 and $ —, respectively.

See notes to financial statements.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Intl Momentum Factor ETF		iShares Edge MSCI Intl Quality Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$325,794	$565,637	$186,619	$625,149
Net realized gain (loss)	311,165	358,611	(92,376)	1,023,978
Net change in unrealized appreciation/depreciation	7,617,610	2,113,867	3,447,743	1,262,803

Net increase in net assets resulting from operations	8,254,569	3,038,115	3,541,986	2,911,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(533,125)	(621,676)	(233,314)	(664,765)
From net realized gain	(71,185)	—	—	—

Total distributions to shareholders	(604,310)	(621,676)	(233,314)	(664,765)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	99,341,532	16,296,757	23,317,855	7,609,150
Cost of shares redeemed	(9,122,096)	—	—	(5,484,984)

Net increase in net assets from capital share transactions	90,219,436	16,296,757	23,317,855	2,124,166

INCREASE IN NET ASSETS	97,869,695	18,713,196	26,626,527	4,371,331

NET ASSETS
Beginning of period	34,538,975	15,825,779	19,647,955	15,276,624

End of period	$132,408,670	$34,538,975	$46,274,482	$19,647,955

Distributions in excess of net investment income included in net assets at end of period	$(223,884)	$(16,553)	$(52,249)	$(5,554)

SHARES ISSUED AND REDEEMED
Shares sold	3,200,000	600,000	800,000	300,000
Shares redeemed	(300,000)	—	—	(200,000)

Net increase in shares outstanding	2,900,000	600,000	800,000	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Intl Size Factor ETF		iShares Edge MSCI Intl Value Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,673	$163,322	$969,199	$1,735,701
Net realized gain (loss)	16,758	649,204	1,259,291	(198,698)
Net change in unrealized appreciation/depreciation	491,667	129,792	13,697,998	11,140,234

Net increase in net assets resulting from operations	557,098	942,318	15,926,488	12,677,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,765)	(186,787)	(2,304,833)	(1,758,856)

Total distributions to shareholders	(68,765)	(186,787)	(2,304,833)	(1,758,856)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,172,983	47,416,300	53,178,311
Cost of shares redeemed	—	(5,399,711)	(5,249,264)	—

Net increase (decrease) in net assets from capital share transactions	—	(226,728)	42,167,036	53,178,311

INCREASE IN NET ASSETS	488,333	528,803	55,788,691	64,096,692

NET ASSETS
Beginning of period	5,361,453	4,832,650	101,828,491	37,731,799

End of period	$5,849,786	$5,361,453	$157,617,182	$101,828,491

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(11,176)	$8,916	$(1,084,880)	$250,754

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	1,800,000	2,300,000
Shares redeemed	—	(200,000)	(200,000)	—

Net increase in shares outstanding	—	—	1,600,000	2,300,000

See notes to financial statements.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI USA Momentum Factor ETF		iShares Edge MSCI USA Quality Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,564,028	$31,603,252	$37,406,912	$69,498,875
Net realized gain	169,152,378	280,593,578	149,583,725	286,333,580
Net change in unrealized appreciation/depreciation	801,349,121	124,636,599	435,340,288	64,658,495

Net increase in net assets resulting from operations	1,000,065,527	436,833,429	622,330,925	420,490,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,367,327)	(31,103,922)	(36,348,028)	(67,815,892)

Total distributions to shareholders	(27,367,327)	(31,103,922)	(36,348,028)	(67,815,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,719,792,083	2,895,814,794	1,522,927,436	2,685,557,034
Cost of shares redeemed	(877,461,094)	(1,501,991,701)	(834,725,447)	(2,251,854,235)

Net increase in net assets from capital share transactions	2,842,330,989	1,393,823,093	688,201,989	433,702,799

INCREASE IN NET ASSETS	3,815,029,189	1,799,552,600	1,274,184,886	786,377,857

NET ASSETS
Beginning of period	3,438,821,629	1,639,269,029	3,465,557,364	2,679,179,507

End of period	$7,253,850,818	$3,438,821,629	$4,739,742,250	$3,465,557,364

Undistributed net investment income included in net assets at end of period	$4,603,902	$2,407,201	$4,402,805	$3,343,921

SHARES ISSUED AND REDEEMED
Shares sold	36,200,000	33,950,000	18,850,000	38,100,000
Shares redeemed	(8,550,000)	(17,450,000)	(10,300,000)	(31,350,000)

Net increase in shares outstanding	27,650,000	16,500,000	8,550,000	6,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI USA Size Factor ETF		iShares Edge MSCI USA Value Factor ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,849,566	$4,424,914	$32,376,990	$45,024,616
Net realized gain	7,125,156	39,681,787	68,504,721	113,519,468
Net change in unrealized appreciation/depreciation	15,533,791	(11,836,203)	361,404,486	151,354,521

Net increase in net assets resulting from operations	24,508,513	32,270,498	462,286,197	309,898,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,857,374)	(4,392,071)	(31,433,103)	(42,392,119)

Total distributions to shareholders	(1,857,374)	(4,392,071)	(31,433,103)	(42,392,119)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	173,008,208	158,221,661	1,164,624,069	2,256,546,580
Cost of shares redeemed	(63,468,690)	(198,511,211)	(354,883,857)	(826,305,670)

Net increase (decrease) in net assets from capital share transactions	109,539,518	(40,289,550)	809,740,212	1,430,240,910

INCREASE (DECREASE) IN NET ASSETS	132,190,657	(12,411,123)	1,240,593,306	1,697,747,396

NET ASSETS
Beginning of period	181,086,553	193,497,676	2,373,706,805	675,959,409

End of period	$313,277,210	$181,086,553	$3,614,300,111	$2,373,706,805

Undistributed net investment income included in net assets at end of period	$212,027	$219,835	$4,745,441	$3,801,554

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	2,100,000	14,350,000	32,450,000
Shares redeemed	(800,000)	(2,550,000)	(4,550,000)	(11,300,000)

Net increase (decrease) in shares outstanding	1,300,000	(450,000)	9,800,000	21,150,000

See notes to financial statements.

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Momentum Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jan. 13, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$28.78	$26.38	$27.48	$25.57

Income from investment operations:
Net investment income[b]	0.16	0.73	0.55	0.31
Net realized and unrealized gain (loss)[c]	3.59	2.36	(1.22)	1.90

Total from investment operations	3.75	3.09	(0.67)	2.21

Less distributions from:
Net investment income	(0.21)	(0.69)	(0.43)	(0.30)
Net realized gain	(0.03)	—	—	—

Total distributions	(0.24)	(0.69)	(0.43)	(0.30)

Net asset value, end of period	$32.29	$28.78	$26.38	$27.48

Total return	13.09%[d]	12.01%	(2.26)%[e]	8.63%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,409	$34,539	$15,826	$5,496
Ratio of expenses to average net assets[f]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[f]	1.02%	2.75%	2.20%	2.07%
Portfolio turnover rate[g]	40%[d]	105%	171%	55%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -2.37%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Quality Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jan. 13, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$28.07	$25.46	$26.96	$25.67

Income from investment operations:
Net investment income[b]	0.19	0.76	0.84	0.57
Net realized and unrealized gain (loss)[c]	2.76	2.61	(1.70)	1.27

Total from investment operations	2.95	3.37	(0.86)	1.84

Less distributions from:
Net investment income	(0.17)	(0.76)	(0.64)	(0.55)

Total distributions	(0.17)	(0.76)	(0.64)	(0.55)

Net asset value, end of period	$30.85	$28.07	$25.46	$26.96

Total return	10.53%[d]	13.46%	(3.14)%	7.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,274	$19,648	$15,277	$5,393
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.27%	2.95%	3.40%	3.86%
Portfolio turnover rate[f]	13%[d]	31%	30%	16%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Size Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jun. 16, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$26.81	$24.16	$24.91	$25.00

Income from investment operations:
Net investment income[b]	0.24	0.74	0.64	0.05
Net realized and unrealized gain (loss)[c]	2.54	2.84	(0.74)	(0.14)

Total from investment operations	2.78	3.58	(0.10)	(0.09)

Less distributions from:
Net investment income	(0.34)	(0.93)	(0.65)	—

Total distributions	(0.34)	(0.93)	(0.65)	—

Net asset value, end of period	$29.25	$26.81	$24.16	$24.91

Total return	10.45%[d]	15.14%	(0.28)%	(0.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,850	$5,361	$4,833	$4,982
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.75%	2.95%	2.76%	1.48%
Portfolio turnover rate[f]	7%[d]	23%	19%	0%[d,g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Value Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Jun. 16, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.84	$20.96	$24.76	$24.60

Income from investment operations:
Net investment income[b]	0.21	0.63	0.81	0.02
Net realized and unrealized gain (loss)[c]	3.05	3.75	(4.04)	0.14

Total from investment operations	3.26	4.38	(3.23)	0.16

Less distributions from:
Net investment income	(0.45)	(0.50)	(0.57)	—

Total distributions	(0.45)	(0.50)	(0.57)	—

Net asset value, end of period	$27.65	$24.84	$20.96	$24.76

Total return	13.24%[d]	21.11%	(12.97)%	0.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,617	$101,828	$37,732	$2,476
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.59%	2.73%	3.91%	0.72%
Portfolio turnover rate[f]	6%[d]	14%	19%	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$91.95	$78.43	$74.14	$62.56	$54.33	$51.62

Income from investment operations:
Net investment income[b]	0.63	1.17	0.89	0.91	0.70	0.29
Net realized and unrealized gain[c]	19.50	13.51	4.18	11.52	8.24	2.62

Total from investment operations	20.13	14.68	5.07	12.43	8.94	2.91

Less distributions from:
Net investment income	(0.57)	(1.16)	(0.78)	(0.85)	(0.71)	(0.20)

Total distributions	(0.57)	(1.16)	(0.78)	(0.85)	(0.71)	(0.20)

Net asset value, end of period	$111.51	$91.95	$78.43	$74.14	$62.56	$54.33

Total return	21.98%[d]	18.94%	6.93%	19.97%	16.54%	5.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,253,851	$3,438,822	$1,639,269	$800,714	$306,526	$141,264
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.24%	1.44%	1.22%	1.31%	1.18%	1.88%
Portfolio turnover rate[f]	41%[d]	114%	129%	106%	123%	38%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Jul. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$75.09	$68.00	$64.95	$57.68	$50.10	$50.04

Income from investment operations:
Net investment income[b]	0.75	1.46	1.28	0.98	0.85	0.01
Net realized and unrealized gain[c]	11.53	7.03	2.99	7.23	7.51	0.05

Total from investment operations	12.28	8.49	4.27	8.21	8.36	0.06

Less distributions from:
Net investment income	(0.72)	(1.40)	(1.22)	(0.94)	(0.78)	—

Total distributions	(0.72)	(1.40)	(1.22)	(0.94)	(0.78)	—

Net asset value, end of period	$86.65	$75.09	$68.00	$64.95	$57.68	$50.10

Total return	16.43%[d]	12.62%	6.70%	14.30%	16.76%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,739,742	$3,465,557	$2,679,180	$1,120,387	$438,398	$110,220
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.86%	2.06%	1.99%	1.56%	1.52%	0.31%
Portfolio turnover rate[f]	15%[d]	44%	50%	26%	27%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$78.73	$70.36	$66.84	$60.30	$53.83	$50.68

Income from investment operations:
Net investment income[b]	0.74	1.37	1.26	1.21	1.13	0.31
Net realized and unrealized gain[c]	8.28	8.33	3.56	6.53	6.51	3.05

Total from investment operations	9.02	9.70	4.82	7.74	7.64	3.36

Less distributions from:
Net investment income	(0.73)	(1.33)	(1.30)	(1.20)	(1.17)	(0.21)

Total distributions	(0.73)	(1.33)	(1.30)	(1.20)	(1.17)	(0.21)

Net asset value, end of period	$87.02	$78.73	$70.36	$66.84	$60.30	$53.83

Total return	11.53%[d]	13.93%	7.39%	12.89%	14.31%	6.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,277	$181,087	$193,498	$237,271	$129,652	$110,344
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.79%	1.86%	1.94%	1.85%	1.97%	2.05%
Portfolio turnover rate[f]	8%[d]	19%	23%	22%	13%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$75.00	$64.38	$65.95	$62.40	$54.64	$50.26

Income from investment operations:
Net investment income[b]	0.93	1.68	1.62	1.34	1.20	0.30
Net realized and unrealized gain (loss)[c]	12.19	10.50	(1.59)	3.37	7.72	4.29

Total from investment operations	13.12	12.18	0.03	4.71	8.92	4.59

Less distributions from:
Net investment income	(0.92)	(1.56)	(1.60)	(1.16)	(1.16)	(0.21)

Total distributions	(0.92)	(1.56)	(1.60)	(1.16)	(1.16)	(0.21)

Net asset value, end of period	$87.20	$75.00	$64.38	$65.95	$62.40	$54.64

Total return	17.60%[d]	19.10%	0.18%	7.56%	16.47%	9.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,614,300	$2,373,707	$675,959	$685,913	$159,110	$112,008
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.29%	2.35%	2.64%	2.04%	2.04%	1.98%
Portfolio turnover rate[f]	9%[d]	26%	81%	15%	8%	6%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Intl Momentum Factor	Diversified	[a]
Edge MSCI Intl Quality Factor	Diversified	[a]
Edge MSCI Intl Size Factor	Non-diversified
Edge MSCI Intl Value Factor	Non-diversified

iShares ETF	Diversification Classification
Edge MSCI USA Momentum Factor	Diversified
Edge MSCI USA Quality Factor	Diversified
Edge MSCI USA Size Factor	Diversified
Edge MSCI USA Value Factor	Diversified

[a]	The Fund’s classification changed from non-diversified to diversified during the reporting period.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Intl Momentum Factor
Citigroup Global Markets Inc.	$121,610	$121,610	$—
Credit Suisse Securities (USA) LLC	133,635	133,635	—

	$255,245	$255,245	$—

Edge MSCI Intl Quality Factor
Citigroup Global Markets Inc.	$55,738	$55,738	$—

	$55,738	$55,738	$—

Edge MSCI Intl Size Factor
JPMorgan Securities LLC	$14,239	$14,239	$—
Merrill Lynch, Pierce, Fenner & Smith	20,827	20,827	—
SG Americas Securities LLC	2,370	2,370	—

	$37,436	$37,436	$—

Edge MSCI Intl Value Factor
Citigroup Global Markets Inc.	$277,958	$277,958	$—
JPMorgan Securities LLC	30,471	30,471	—
Merrill Lynch, Pierce, Fenner & Smith	100,627	100,627	—

	$409,056	$409,056	$—

Edge MSCI USA Momentum Factor
Barclays Capital Inc.	$124,657	$122,070	$(2,587)
Citigroup Global Markets Inc.	6,279,725	6,279,725	—
Credit Suisse Securities (USA) LLC	1,765,248	1,765,248	—
Goldman Sachs & Co.	9,091,842	8,955,823	(136,019)
Jefferies LLC	10,046,366	10,046,366	—
State Street Bank & Trust Company	3,554,616	3,554,616	—
Wells Fargo Securities LLC	443,787	434,579	(9,208)

	$31,306,241	$31,158,427	$(147,814)

Edge MSCI USA Quality Factor
BNP Paribas New York Branch	$580,650	$580,650	$—
Citigroup Global Markets Inc.	706,765	706,765	—
Credit Suisse Securities (USA) LLC	4,482,432	4,482,432	—
Goldman Sachs & Co.	10,796,606	10,796,606	—
HSBC Bank PLC	92,929	88,662	(4,267)
Jefferies LLC	355,360	355,360	—
JPMorgan Securities LLC	4,683,529	4,683,529	—

	$21,698,271	$21,694,004	$(4,267)

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI USA Size Factor
Barclays Capital Inc.	$646,181	$646,181	$—
BNP Paribas New York Branch	307,178	307,178	—
BNP Paribas Prime Brokerage Inc.	59,566	59,566	—
BNP Paribas Prime Brokerage International Ltd.	68,607	68,358	(249)
Citigroup Global Markets Inc.	116,164	116,164	—
Credit Suisse Securities (USA) LLC	85,920	85,920	—
Deutsche Bank Securities Inc.	255,033	255,033	—
Goldman Sachs & Co.	1,999,984	1,999,984	—
HSBC Bank PLC	10,456	10,456	—
JPMorgan Securities LLC	733,984	733,984	—
Merrill Lynch, Pierce, Fenner & Smith	779,284	779,284	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	565,307	565,307	—
SG Americas Securities LLC	41,732	41,732	—
State Street Bank & Trust Company	534,834	534,834	—
Wells Fargo Securities LLC	842,805	842,805	—

	$7,047,035	$7,046,786	$(249)

Edge MSCI USA Value Factor
Citigroup Global Markets Inc.	$4,394,658	$4,279,805	$(114,853)
Credit Suisse Securities (USA) LLC	2,267,158	2,267,158	—
Goldman Sachs & Co.	1,401,294	1,401,294	—
HSBC Bank PLC	1,021,933	1,021,933	—
JPMorgan Securities LLC	188,025	188,025	—
Merrill Lynch, Pierce, Fenner & Smith	10,751,614	10,751,614	—
Mizuho Securities USA Inc.	2,507	2,507	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	622,293	622,293	—
SG Americas Securities LLC	15,042	15,042	—

	$20,664,524	$20,549,671	$(114,853)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Intl Momentum Factor	0.30%
Edge MSCI Intl Quality Factor	0.30
Edge MSCI Intl Size Factor	0.30
Edge MSCI Intl Value Factor	0.30

iShares ETF	Investment Advisory Fee
Edge MSCI USA Momentum Factor	0.15%
Edge MSCI USA Quality Factor	0.15
Edge MSCI USA Size Factor	0.15
Edge MSCI USA Value Factor	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF, and iShares Edge MSCI USA Value Factor ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF, and iShares Edge MSCI Intl Value Factor ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Intl Momentum Factor	$793
Edge MSCI Intl Quality Factor	56
Edge MSCI Intl Size Factor	36
Edge MSCI Intl Value Factor	1,039

iShares ETF	Fees Paid to BTC
Edge MSCI USA Momentum Factor	$31,977
Edge MSCI USA Quality Factor	15,971
Edge MSCI USA Size Factor	7,131
Edge MSCI USA Value Factor	10,325

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Value Factor	$595,067	$1,369,299
Edge MSCI USA Momentum Factor	309,340,932	197,071,256
Edge MSCI USA Quality Factor	189,697,119	122,083,471
Edge MSCI USA Size Factor	3,511,667	3,623,224
Edge MSCI USA Value Factor	84,708,489	45,412,661

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of January 31, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge MSCI Intl Quality Factor	1	14%
Edge MSCI Intl Size Factor	1	53%

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Momentum Factor	$38,565,312	$26,505,026
Edge MSCI Intl Quality Factor	4,717,104	3,803,433
Edge MSCI Intl Size Factor	366,215	373,676
Edge MSCI Intl Value Factor	15,083,981	7,748,341
Edge MSCI USA Momentum Factor	2,049,126,160	2,035,839,812
Edge MSCI USA Quality Factor	607,782,503	607,553,287
Edge MSCI USA Size Factor	16,812,326	16,216,614
Edge MSCI USA Value Factor	255,611,894	256,100,998

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Intl Momentum Factor	$86,862,523	$8,884,868
Edge MSCI Intl Quality Factor	22,326,534	—
Edge MSCI Intl Value Factor	38,788,924	4,978,170
Edge MSCI USA Momentum Factor	3,710,552,495	876,336,040
Edge MSCI USA Quality Factor	1,517,117,077	833,936,083
Edge MSCI USA Size Factor	171,794,325	62,849,837
Edge MSCI USA Value Factor	1,160,462,834	352,019,969

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$420,067	$657,179	$22,658	$64,081

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
iShares Edge MSCI USA Size Factor ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$2,682

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF
Equity contracts:
Futures contracts	$722,715	$825,702	$27,679	$966,200

	Net Change in Unrealized Appreciation/Depreciation
	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF
Equity contracts:
Futures contracts	$420,067	$657,179	$19,976	$64,081

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2018:

	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF
Average notional value of contracts purchased	$5,517,308	$9,318,740	$362,380	$4,916,562

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Intl Quality Factor	$142,553
Edge MSCI Intl Size Factor	104,872
Edge MSCI Intl Value Factor	273,604
Edge MSCI USA Momentum Factor	58,388,645
Edge MSCI USA Quality Factor	44,222,798
Edge MSCI USA Size Factor	3,763,756
Edge MSCI USA Value Factor	42,696,996

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Intl Momentum Factor	$121,752,268	$11,323,356	$(494,806)	$10,828,550
Edge MSCI Intl Quality Factor	40,885,780	5,770,579	(433,040)	5,337,539
Edge MSCI Intl Size Factor	5,374,652	697,507	(193,351)	504,156
Edge MSCI Intl Value Factor	132,024,858	28,024,748	(2,215,217)	25,809,531
Edge MSCI USA Momentum Factor	6,193,416,607	1,098,181,514	(10,762,159)	1,087,419,355
Edge MSCI USA Quality Factor	4,151,777,185	672,987,569	(66,622,895)	606,364,674
Edge MSCI USA Size Factor	300,174,904	27,251,399	(7,158,417)	20,092,982
Edge MSCI USA Value Factor	3,140,667,844	552,842,639	(54,239,333)	498,603,306

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Intl Momentum Factor	$0.179617	$0.028474	$0.033633	$0.241724	74%	12%	14%	100%
Edge MSCI Intl Quality Factor	0.133006	—	0.033647	0.166653	80	—	20	100
Edge MSCI Intl Size Factor	0.341482	—	0.002343	0.343825	99	—	1	100
Edge MSCI Intl Value Factor	0.399484	—	0.052444	0.451928	88	—	12	100
Edge MSCI USA Momentum Factor	0.556144	—	0.017610	0.573754	97	—	3	100
Edge MSCI USA Quality Factor	0.669939	—	0.047746	0.717685	93	—	7	100
Edge MSCI USA Size Factor	0.633796	—	0.091979	0.725775	87	—	13	100
Edge MSCI USA Value Factor	0.882544	—	0.037933	0.920477	96	—	4	100

SUPPLEMENTAL INFORMATION	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI Europe Small-Cap ETF | HEUS | Cboe BZX
➢	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF | HEFV | Cboe BZX
➢	iShares Edge MSCI Min Vol EAFE ETF | EFAV | Cboe BZX
➢	iShares Edge MSCI Min Vol Europe Currency Hedged ETF | HEUV | Cboe BZX
➢	iShares Edge MSCI Min Vol Europe ETF | EUMV | NYSE Arca
➢	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2018

The iShares Currency Hedged MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization European developed market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Small Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Europe Small-Cap ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 9.50%, net of fees, while the total return for the Index was 9.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.63%	24.13%	24.78%	24.63%	24.13%	24.78%
Since Inception	16.07%	15.87%	16.03%	40.05%	39.50%	39.83%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,095.00	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]
Industrials	21.63%
Consumer Discretionary	15.19
Financials	14.48
Information Technology	11.21
Real Estate	9.48
Health Care	7.99
Materials	7.96
Consumer Staples	5.00
Energy	3.05
Utilities	2.34
Telecommunication Services	1.67

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]
United Kingdom	32.30%
Germany	10.76
Sweden	8.91
Switzerland	8.57
Italy	7.35
France	6.71
Netherlands	4.60
Spain	4.54
Belgium	3.51
Norway	3.00

TOTAL	90.25%

[1]	Table shown is for the iShares MSCI Europe Small-Cap ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol EAFE Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol EAFE ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 4.77%, net of fees, while the total return for the Index was 4.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.93%	14.43%	14.89%	14.93%	14.43%	14.89%
Since Inception	8.05%	8.01%	8.40%	19.13%	19.04%	19.95%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,047.70	$0.15	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]
Financials	16.58%
Consumer Staples	16.26
Health Care	15.32
Industrials	15.31
Telecommunication Services	8.76
Utilities	7.67
Consumer Discretionary	7.36
Real Estate	5.17
Information Technology	3.84
Materials	2.98
Energy	0.75

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]
Japan	28.77%
Switzerland	13.19
United Kingdom	12.75
Hong Kong	8.28
Australia	6.00
France	5.89
Denmark	5.48
Germany	5.07
Singapore	4.19
Belgium	2.88

TOTAL	92.50%

[1]	Table shown is for the iShares Edge MSCI Min Vol EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EAFE ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 7.72%, net of fees, while the total return for the Index was 7.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.18%	22.23%	22.18%	22.18%	22.23%	22.18%
5 Years	9.25%	9.21%	9.32%	55.65%	55.38%	56.13%
Since Inception	9.82%	9.80%	9.91%	80.27%	80.04%	81.07%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.20	$1.05	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Financials	16.58%
Consumer Staples	16.26
Health Care	15.32
Industrials	15.31
Telecommunication Services	8.76
Utilities	7.67
Consumer Discretionary	7.36
Real Estate	5.17
Information Technology	3.84
Materials	2.98
Energy	0.75

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
Japan	28.77%
Switzerland	13.19
United Kingdom	12.75
Hong Kong	8.28
Australia	6.00
France	5.89
Denmark	5.48
Germany	5.07
Singapore	4.19
Belgium	2.88

TOTAL	92.50%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol Europe Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Europe ETF. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 2.57%, net of fees, while the total return for the Index was 2.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.54%	13.59%	13.98%	13.54%	13.59%	13.98%
Since Inception	6.30%	6.32%	6.54%	14.81%	14.85%	15.37%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,025.70	$0.15	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 1/31/18

Sector	Percentage of Total Investments [2]
Consumer Staples	18.67%
Health Care	17.11
Financials	16.18
Industrials	12.91
Telecommunication Services	8.75
Utilities	8.32
Consumer Discretionary	7.55
Materials	3.34
Energy	3.22
Real Estate	1.98
Information Technology	1.97

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/18

Country	Percentage of Total Investments [2]
United Kingdom	25.29%
Switzerland	17.78
France	12.87
Germany	12.84
Denmark	7.92
Belgium	4.84
Sweden	4.08
Finland	3.35
Spain	2.88
Netherlands	2.41

TOTAL	94.26%

[1]	Table shown is for the iShares Edge MSCI Min Vol Europe ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

Performance as of January 31, 2018

The iShares Edge MSCI Min Vol Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 7.32%, net of fees, while the total return for the Index was 7.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.10%	25.82%	26.16%	26.10%	25.82%	26.16%
Since Inception	4.21%	4.12%	4.31%	16.33%	15.97%	16.70%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.20	$1.31	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Consumer Staples	18.67%
Health Care	17.11
Financials	16.18
Industrials	12.91
Telecommunication Services	8.75
Utilities	8.32
Consumer Discretionary	7.55
Materials	3.34
Energy	3.22
Real Estate	1.98
Information Technology	1.97

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
United Kingdom	25.29%
Switzerland	17.78
France	12.87
Germany	12.84
Denmark	7.92
Belgium	4.84
Sweden	4.08
Finland	3.35
Spain	2.88
Netherlands	2.41

TOTAL	94.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2018

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 14.70%, net of fees, while the total return for the Index was 14.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	38.39%	37.57%	38.63%	38.39%	37.57%	38.63%
5 Years	12.74%	12.62%	12.84%	82.10%	81.17%	82.90%
10 Years	6.72%	6.62%	7.06%	91.59%	89.83%	97.75%

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,147.00	$2.16	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*
Industrials	21.63%
Consumer Discretionary	15.19
Financials	14.48
Information Technology	11.21
Real Estate	9.48
Health Care	7.99
Materials	7.96
Consumer Staples	5.00
Energy	3.05
Utilities	2.34
Telecommunication Services	1.67

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*
United Kingdom	32.30%
Germany	10.76
Sweden	8.91
Switzerland	8.57
Italy	7.35
France	6.71
Netherlands	4.60
Spain	4.54
Belgium	3.51
Norway	3.00

TOTAL	90.25%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.16%

EXCHANGE-TRADED FUNDS — 100.16%
iShares MSCI Europe Small-Cap ETF[a]	49,614	$3,046,796

		3,046,796

TOTAL INVESTMENT COMPANIES
(Cost: $2,445,470)		3,046,796

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	1,521	1,521

		1,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,521)		1,521

Value
TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $2,446,991)	$3,048,317
Other Assets, Less Liabilities — (0.21)%	(6,307)

NET ASSETS — 100.00%	$3,042,010

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	637,809	—		(637,809)[b]	—	$—	$122	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	573	948	[b]	—	1,521	1,521	8		—	—
iShares MSCI Europe Small-Cap ETF	26,084	27,648		(4,118)	49,614	3,046,796	30,271		17,591	369,098

						$3,048,317	$30,401		$17,591	$369,098

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	252,000	USD	269,728	MS	02/02/2018	$1,022
DKK	6,000	USD	965	MS	02/02/2018	36
EUR	39,000	USD	46,852	MS	02/02/2018	1,569
GBP	741,000	USD	1,046,361	MS	02/02/2018	5,747
NOK	761,000	USD	98,635	MS	02/02/2018	82
SEK	22,000	USD	2,673	MS	02/02/2018	119
USD	271,084	CHF	252,000	MS	02/02/2018	335
USD	92,732	DKK	554,000	MS	02/02/2018	314
USD	1,402,715	EUR	1,126,000	MS	02/02/2018	4,729
USD	1,053,739	GBP	741,000	MS	02/02/2018	1,631
USD	99,136	NOK	761,000	MS	02/02/2018	419
USD	283,150	SEK	2,224,000	MS	02/02/2018	913
CHF	4,000	USD	4,304	MS	03/02/2018	2
GBP	8,000	USD	11,366	MS	03/02/2018	5
USD	91,657	DKK	548,000	MS	03/02/2018	70
USD	1,352,873	EUR	1,087,000	MS	03/02/2018	927
USD	280,068	SEK	2,202,000	MS	03/02/2018	113

						18,033

CHF	252,000	USD	271,084	MS	02/02/2018	(335)
DKK	1,102,000	USD	184,221	MS	02/02/2018	(385)
EUR	2,213,000	USD	2,753,247	MS	02/02/2018	(5,697)
GBP	741,000	USD	1,053,739	MS	02/02/2018	(1,631)
NOK	761,000	USD	99,136	MS	02/02/2018	(419)
SEK	4,426,000	USD	562,710	MS	02/02/2018	(1,028)
USD	256,180	CHF	252,000	MS	02/02/2018	(14,569)
USD	88,847	DKK	554,000	MS	02/02/2018	(3,571)
USD	1,344,448	EUR	1,126,000	MS	02/02/2018	(53,537)
USD	996,088	GBP	741,000	MS	02/02/2018	(56,021)
USD	92,125	NOK	761,000	MS	02/02/2018	(6,593)
USD	269,545	SEK	2,224,000	MS	02/02/2018	(12,692)
CHF	4,000	USD	4,312	MS	03/02/2018	(6)
DKK	20,000	USD	3,349	MS	03/02/2018	(7)
EUR	18,000	USD	22,402	MS	03/02/2018	(14)
GBP	32,000	USD	45,553	MS	03/02/2018	(71)
NOK	50,000	USD	6,514	MS	03/02/2018	(22)
SEK	87,000	USD	11,089	MS	03/02/2018	(28)
USD	267,202	CHF	249,000	MS	03/02/2018	(886)
USD	1,037,989	GBP	734,000	MS	03/02/2018	(5,252)
USD	97,743	NOK	753,000	MS	03/02/2018	(17)

						(162,781)

			Net unrealized depreciation			$(144,748)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$3,046,796	$—	$—	$3,046,796
Money market funds	1,521	—	—	1,521

Total	$3,048,317	$—	$—	$3,048,317

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$18,033	$—	$18,033
Liabilities
Forward currency contracts	—	(162,781)	—	(162,781)

Total	$—	$(144,748)	$—	$(144,748)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.91%

EXCHANGE-TRADED FUNDS — 99.91%
iShares Edge MSCI Min Vol EAFE ETF[a]	236,558	$17,819,914

		17,819,914

TOTAL INVESTMENT COMPANIES
(Cost: $14,954,537)		17,819,914

Value
TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $14,954,537)	$17,819,914
Other Assets, Less Liabilities — 0.09%	16,174

NET ASSETS — 100.00%	$17,836,088

[a]	Affiliate of the Fund.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$99	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775	—		(6,775)[b]	—	—	49		—	—
iShares Edge MSCI Min Vol EAFE ETF	263,214	6,829		(33,485)	236,558	17,819,914	96,708		288,592	936,067

						$17,819,914	$96,856		$288,592	$936,067

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2018

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	7,000	USD	5,455	MS	02/02/2018	$185
CHF	2,363,000	USD	2,527,214	MS	02/02/2018	11,598
DKK	393,000	USD	63,477	MS	02/02/2018	2,083
EUR	14,000	USD	16,762	MS	02/02/2018	620
GBP	1,907,000	USD	2,683,346	MS	02/02/2018	24,307
ILS	418,000	USD	120,558	MS	02/02/2018	1,680
JPY	3,105,000	USD	27,559	MS	02/02/2018	883
NOK	420,000	USD	54,458	MS	02/02/2018	25
NZD	131,000	USD	96,125	MS	02/02/2018	416
SEK	13,000	USD	1,579	MS	02/02/2018	70
SGD	39,000	USD	29,196	MS	02/02/2018	534
USD	1,130,411	AUD	1,396,000	MS	02/02/2018	5,514
USD	2,541,954	CHF	2,363,000	MS	02/02/2018	3,141
USD	1,065,749	DKK	6,367,000	MS	02/02/2018	3,609
USD	3,225,247	EUR	2,589,000	MS	02/02/2018	10,875
USD	2,711,849	GBP	1,907,000	MS	02/02/2018	4,196
USD	2,950,201	HKD	23,056,000	MS	02/02/2018	2,862
USD	322,278	ILS	1,099,000	MS	02/02/2018	891
USD	5,371,518	JPY	586,328,000	MS	02/02/2018	738
USD	54,714	NOK	420,000	MS	02/02/2018	231
USD	96,953	NZD	131,000	MS	02/02/2018	413
USD	313,451	SEK	2,462,000	MS	02/02/2018	1,010
USD	774,519	SGD	1,014,000	MS	02/02/2018	1,535
CHF	15,000	USD	16,145	MS	03/05/2018	9
GBP	12,000	USD	17,050	MS	03/05/2018	8
JPY	6,199,000	USD	56,841	MS	03/05/2018	37
USD	1,123,480	AUD	1,389,000	MS	03/05/2018	4,370
USD	999,390	DKK	5,974,000	MS	03/05/2018	737
USD	3,205,386	EUR	2,575,000	MS	03/05/2018	2,077
USD	1,467,287	HKD	11,464,000	MS	03/05/2018	737
USD	199,917	ILS	681,000	MS	03/05/2018	490
USD	5,376,006	JPY	583,223,000	MS	03/05/2018	24,680
USD	311,542	SEK	2,449,000	MS	03/05/2018	116
USD	756,020	SGD	990,000	MS	03/05/2018	855

						111,532

AUD	2,785,000	USD	2,254,061	MS	02/02/2018	(9,908)
CHF	2,363,000	USD	2,541,954	MS	02/02/2018	(3,141)
DKK	12,341,000	USD	2,063,108	MS	02/02/2018	(4,387)
EUR	5,164,000	USD	6,424,530	MS	02/02/2018	(13,167)
GBP	1,907,000	USD	2,711,849	MS	02/02/2018	(4,196)
HKD	23,056,000	USD	2,948,330	MS	02/02/2018	(991)
ILS	1,780,000	USD	521,970	MS	02/02/2018	(1,433)
JPY	1,169,551,000	USD	10,738,781	MS	02/02/2018	(25,664)
NOK	420,000	USD	54,714	MS	02/02/2018	(231)
NZD	130,000	USD	96,213	MS	02/02/2018	(410)
SEK	4,911,000	USD	624,370	MS	02/02/2018	(1,138)
SGD	1,989,000	USD	1,518,619	MS	02/02/2018	(2,381)
USD	1,086,877	AUD	1,396,000	MS	02/02/2018	(38,020)
USD	2,402,129	CHF	2,363,000	MS	02/02/2018	(136,684)
USD	1,020,990	DKK	6,367,000	MS	02/02/2018	(41,150)
USD	3,091,604	EUR	2,589,000	MS	02/02/2018	(122,768)
USD	2,562,371	GBP	1,907,000	MS	02/02/2018	(145,282)

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	316,652	ILS	1,099,000	MS	02/02/2018	$(4,739)
USD	5,192,044	JPY	586,328,000	MS	02/02/2018	(178,736)
USD	50,896	NOK	420,000	MS	02/02/2018	(3,587)
USD	92,527	NZD	131,000	MS	02/02/2018	(4,013)
USD	298,507	SEK	2,462,000	MS	02/02/2018	(13,933)
USD	757,321	SGD	1,014,000	MS	02/02/2018	(15,663)
AUD	80,000	USD	64,731	MS	03/05/2018	(276)
CHF	83,000	USD	89,495	MS	03/05/2018	(110)
DKK	156,000	USD	26,150	MS	03/05/2018	(72)
EUR	85,000	USD	106,015	MS	03/05/2018	(275)
GBP	112,000	USD	159,452	MS	03/05/2018	(245)
HKD	468,000	USD	59,881	MS	03/05/2018	(11)
ILS	25,000	USD	7,342	MS	03/05/2018	(21)
JPY	13,986,000	USD	128,343	MS	03/05/2018	(15)
NOK	42,000	USD	5,475	MS	03/05/2018	(22)
NZD	7,000	USD	5,176	MS	03/05/2018	(19)
SEK	51,000	USD	6,500	MS	03/05/2018	(14)
SGD	11,000	USD	8,392	MS	03/05/2018	(2)
USD	2,453,632	CHF	2,286,000	MS	03/05/2018	(8,224)
USD	2,442,521	GBP	1,727,000	MS	03/05/2018	(12,391)
USD	54,263	NOK	418,000	MS	03/05/2018	(11)
USD	95,381	NZD	130,000	MS	03/05/2018	(386)

						(793,716)

			Net unrealized depreciation			$(682,184)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$17,819,914	$—	$—	$17,819,914

Total	$17,819,914	$—	$—	$17,819,914

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$111,532	$—	$111,532
Liabilities
Forward currency contracts	—	(793,716)	—	(793,716)

Total	$—	$(682,184)	$—	$(682,184)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.37%

AUSTRALIA — 5.96%
AGL Energy Ltd.	2,327,768	$44,182,296
Aurizon Holdings Ltd.	2,026,200	7,678,549
Caltex Australia Ltd.	685,432	19,298,344
Cochlear Ltd.	126,414	17,782,629
Commonwealth Bank of Australia	760,850	48,591,674
CSL Ltd.	440,748	52,256,670
Dexus	1,107,608	8,547,320
Goodman Group	1,700,304	11,138,484
Insurance Australia Group Ltd.	2,549,296	14,945,478
Medibank Pvt Ltd.	3,426,128	9,293,929
Mirvac Group	7,785,928	13,870,242
National Australia Bank Ltd.	287,616	6,784,292
Newcrest Mining Ltd.	1,424,298	26,145,886
Scentre Group	4,418,928	14,849,641
Sonic Healthcare Ltd.	1,561,104	30,148,881
Stockland	2,022,720	6,911,928
Sydney Airport	1,227,088	6,766,651
Telstra Corp. Ltd.	8,172,144	24,285,836
Transurban Group	4,062,494	39,541,048
Vicinity Centres	6,563,480	14,296,753
Wesfarmers Ltd.	1,732,784	61,470,771
Westfield Corp.	1,463,696	10,832,983
Westpac Banking Corp.	339,816	8,519,140
Woolworths Group Ltd.	1,166,768	25,462,102

		523,601,527
BELGIUM — 2.86%
Ageas	202,968	10,756,132
Colruyt SA	698,192	38,765,782
Groupe Bruxelles Lambert SA	726,032	85,814,660
KBC Group NV	212,248	20,465,182
Proximus SADP	1,685,224	57,018,849
UCB SA	445,081	38,923,081

		251,743,686
DENMARK — 5.45%
Carlsberg A/S Class B	163,528	21,071,249
Chr Hansen Holding A/S	575,264	50,456,686
Coloplast A/S Class B	428,631	38,212,459
Danske Bank A/S	2,180,736	88,883,736
DSV A/S	409,315	33,777,291
H Lundbeck A/S	695,872	35,596,144
ISS A/S	556,704	21,795,900
Novo Nordisk A/S Class B	653,008	36,442,179

Security	Shares	Value
Orsted A/Sa	1,401,708	$85,404,190
TDC A/S	1,551,824	10,392,769
Tryg A/S	1,006,720	24,585,794
William Demant Holding A/Sb	1,016,000	32,210,237

		478,828,634
FINLAND — 1.78%
Elisa OYJ	1,153,676	49,238,211
Neste OYJ	133,008	9,225,885
Orion OYJ Class B	208,625	8,394,598
Sampo OYJ Class A	1,534,212	89,388,941

		156,247,635
FRANCE — 5.85%
Aeroports de Paris	321,256	66,954,263
Air Liquide SA	183,248	24,779,933
Atos SE	70,728	11,189,898
Danone SA	411,736	35,627,444
Dassault Aviation SA	2,332	3,913,156
Dassault Systemes SE	409,416	47,371,601
Essilor International Cie. Generale d’Optique SA	98,604	14,052,436
Eutelsat Communications SA	173,968	3,840,291
Hermes International	91,608	50,806,538
Iliad SA	56,808	14,748,174
L’Oreal SA	232,872	53,117,382
Orange SA	267,896	4,854,126
Pernod Ricard SA	68,408	10,933,636
Sanofi	791,010	70,081,723
SEB SA	21,328	4,421,142
Sodexo SA	269,411	34,686,210
Thales SA	405,942	45,695,271
TOTAL SA	298,056	17,315,734

		514,388,958
GERMANY — 5.04%
adidas AG	20,848	4,864,444
Beiersdorf AG	374,835	44,593,808
Deutsche Lufthansa AG Registered	205,288	7,349,899
Deutsche Telekom AG Registered	258,616	4,550,665
Fraport AG Frankfurt Airport Services Worldwide	42,888	5,088,458
Fresenius Medical Care AG & Co. KGaA	403,622	46,761,542
Fresenius SE & Co. KGaA	210,168	18,452,854
Henkel AG & Co. KGaA	231,219	29,034,550
Innogy SEa	1,119,859	42,828,490

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2018

Security	Shares	Value
MAN SE	398,836	$47,598,242
Merck KGaA	219,224	24,038,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	223,180	52,699,939
RTL Group SAb	438,222	37,286,011
SAP SE	272,536	30,837,860
Symrise AG	57,968	4,864,312
Uniper SE	1,392,984	41,699,509

		442,548,704
HONG KONG — 8.22%
BOC Hong Kong Holdings Ltd.	4,081,000	20,844,722
CK Infrastructure Holdings Ltd.	5,204,000	46,341,612
CLP Holdings Ltd.	10,581,500	108,027,639
Hang Seng Bank Ltd.	5,130,400	122,135,982
HK Electric Investments & HK Electric Investments Ltd.[a,c]	30,144,000	27,864,542
HKT Trust & HKT Ltd.	43,142,349	53,780,041
Hong Kong & China Gas Co. Ltd.	36,146,720	71,448,170
Jardine Matheson Holdings Ltd.	228,800	14,524,224
Jardine Strategic Holdings Ltd.	466,400	18,562,720
Link REIT	3,200,500	28,316,310
MTR Corp. Ltd.	16,907,248	96,841,981
PCCW Ltd.	20,988,000	12,102,088
Power Assets Holdings Ltd.	7,743,500	68,856,852
WH Group Ltd.[a]	7,579,000	9,389,629
Yue Yuen Industrial Holdings Ltd.	5,204,000	23,486,847

		722,523,359
IRELAND — 1.31%
Kerry Group PLC Class A	694,712	74,211,289
Paddy Power Betfair PLC	35,750	4,159,623
Ryanair Holdings PLC ADR[b]	298,021	36,570,157

		114,941,069
ISRAEL — 1.31%
Bank Hapoalim BM	4,294,480	32,239,139
Bank Leumi Le-Israel BM	6,084,549	37,523,259
Check Point Software Technologies Ltd.[b]	197,168	20,389,143
Mizrahi Tefahot Bank Ltd.	1,291,446	25,233,585

		115,385,126
ITALY — 0.19%
Luxottica Group SpA	156,568	10,103,313
Snam SpA	1,330,296	6,494,633

		16,597,946

Security	Shares	Value
JAPAN — 28.59%
ABC-Mart Inc.	282,700	$18,388,255
Ajinomoto Co. Inc.	1,040,800	19,737,584
ANA Holdings Inc.	1,309,000	53,245,019
Aozora Bank Ltd.	170,600	6,908,085
Asahi Group Holdings Ltd.	583,000	29,327,589
Astellas Pharma Inc.	3,940,800	51,988,017
Benesse Holdings Inc.	808,800	30,379,552
Canon Inc.	2,693,000	107,295,653
Central Japan Railway Co.	138,100	26,125,830
Chugai Pharmaceutical Co. Ltd.	240,000	12,686,547
Coca-Cola Bottlers Japan Holdings Inc.	134,400	4,746,571
Daiichi Sankyo Co. Ltd.	1,399,200	47,043,782
Daito Trust Construction Co. Ltd.	250,800	43,804,700
Daiwa House REIT Investment Corp.	8,088	19,872,673
East Japan Railway Co.	466,400	46,338,766
Eisai Co. Ltd.	284,900	16,263,221
FamilyMart UNY Holdings Co. Ltd.	422,101	28,229,007
Hankyu Hanshin Holdings Inc.	344,800	13,882,974
Japan Airlines Co. Ltd.	1,357,900	51,166,165
Japan Prime Realty Investment Corp.	6,996	24,739,645
Japan Real Estate Investment Corp.	8,162	41,948,440
Japan Retail Fund Investment Corp.	8,162	16,263,433
Japan Tobacco Inc.	808,800	26,763,644
Kajima Corp.	4,176,000	41,279,868
Kamigumi Co. Ltd.	344,800	7,562,193
Kao Corp.	493,900	34,220,748
KDDI Corp.	1,282,600	32,348,475
Keikyu Corp.	1,166,000	22,966,424
Keyence Corp.	56,000	34,080,711
Kirin Holdings Co. Ltd.	2,589,500	64,550,680
Kyowa Hakko Kirin Co. Ltd.	233,200	4,561,239
Kyushu Railway Co.	1,412,000	45,339,746
Lawson Inc.	576,800	38,997,609
McDonald’s Holdings Co. Japan Ltd.	757,900	34,091,787
MEIJI Holdings Co. Ltd.	355,300	29,718,190
Mitsubishi Tanabe Pharma Corp.	2,565,200	52,429,675
Mizuho Financial Group Inc.	11,712,800	22,029,571

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2018

Security	Shares	Value
Nagoya Railroad Co. Ltd.	1,166,000	$30,646,823
NH Foods Ltd.	1,182,000	28,392,689
Nikon Corp.	583,000	11,306,958
Nippon Building Fund Inc.	6,099	32,686,684
Nippon Prologis REIT Inc.	20,988	48,165,398
Nippon Telegraph & Telephone Corp.	2,215,400	105,356,066
Nissin Foods Holdings Co. Ltd.	649,600	48,085,457
Nitori Holdings Co. Ltd.	199,900	31,837,859
Nomura Real Estate Master Fund Inc.	26,818	37,344,473
NTT Data Corp.	1,049,400	12,334,572
NTT DOCOMO Inc.	4,172,800	103,388,187
Obayashi Corp.	1,968,800	23,664,199
Oracle Corp. Japan	414,100	33,308,580
Oriental Land Co. Ltd./Japan	714,200	69,748,266
Osaka Gas Co. Ltd.	262,200	5,195,718
Otsuka Corp.	460,800	38,626,907
Otsuka Holdings Co. Ltd.	816,200	36,235,676
Park24 Co. Ltd.	612,600	15,304,477
Recruit Holdings Co. Ltd.	2,200,800	53,611,169
Ryohin Keikaku Co. Ltd.	35,100	11,720,902
Sankyo Co. Ltd.	510,000	16,539,783
Santen Pharmaceutical Co. Ltd.	631,000	10,295,552
Secom Co. Ltd.	460,800	35,215,919
Seven & i Holdings Co. Ltd.	116,600	4,791,971
Shimamura Co. Ltd.	186,000	21,862,306
Shionogi & Co. Ltd.	288,800	15,972,567
Suntory Beverage & Food Ltd.	1,282,600	61,218,872
Taisei Corp.	359,800	18,294,077
Taisho Pharmaceutical Holdings Co. Ltd.	286,700	23,428,739
Takeda Pharmaceutical Co. Ltd.	1,185,800	69,689,039
Terumo Corp.	591,400	28,932,032
Tobu Railway Co. Ltd.	819,400	27,512,262
Toray Industries Inc.	4,404,800	43,783,684
Toyo Suisan Kaisha Ltd.	1,034,500	41,937,268
Tsuruha Holdings Inc.	74,200	10,332,463
United Urban Investment Corp.	16,324	25,797,169
USS Co. Ltd.	245,000	5,454,171
West Japan Railway Co.	294,400	22,051,344
Yakult Honsha Co. Ltd.	44,500	3,718,016
Yamada Denki Co. Ltd.	6,762,800	40,085,489
Yamazaki Baking Co. Ltd.	344,800	6,785,126

		2,511,980,977

Security	Shares	Value
NETHERLANDS — 0.37%
Heineken NV	169,334	$19,103,442
Koninklijke Ahold Delhaize NV	213,408	4,777,380
NN Group NV	185,568	8,784,514

		32,665,336
NEW ZEALAND — 0.51%
Auckland International Airport Ltd.	902,502	4,471,869
Mercury NZ Ltd.	2,035,480	5,197,282
Meridian Energy Ltd.	4,084,912	8,767,404
Ryman Healthcare Ltd.	1,134,288	9,192,376
Spark New Zealand Ltd.	6,636,528	17,632,980

		45,261,911
NORWAY — 0.28%
Gjensidige Forsikring ASA	715,592	13,554,326
Orkla ASA	610,064	6,375,381
Yara International ASA	90,448	4,365,513

		24,295,220
SINGAPORE — 4.17%
CapitaLand Mall Trust	4,636,800	7,437,580
DBS Group Holdings Ltd.	4,209,800	84,890,559
Oversea-Chinese Banking Corp. Ltd.[c]	9,211,499	90,975,162
SATS Ltd.	5,912,800	24,975,393
Singapore Airlines Ltd.	6,260,800	54,086,196
Singapore Telecommunications Ltd.	23,889,600	64,596,077
United Overseas Bank Ltd.	1,865,600	39,087,541

		366,048,508
SWEDEN — 1.70%
Hennes & Mauritz AB Class B	498,704	8,847,083
ICA Gruppen ABc	378,404	14,828,793
L E Lundbergforetagen AB Class B	344,456	27,891,529
Skandinaviska Enskilda Banken AB Class A	505,664	6,408,275
Svenska Handelsbanken AB Class A	989,446	14,442,674
Swedbank AB Class A	484,595	12,425,671
Swedish Match AB	627,494	25,500,807
Telia Co. AB	7,781,288	39,181,353

		149,526,185
SWITZERLAND — 13.11%
Baloise Holding AG Registered	272,423	44,632,124
Barry Callebaut AG Registered	12,826	26,297,715

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2018

Security	Shares	Value
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6,996	$43,875,516
Chocoladefabriken Lindt & Spruengli AG Registered	140	10,481,928
Givaudan SA Registered	15,506	37,363,855
Kuehne + Nagel International AG Registered	536,984	98,720,488
Nestle SA Registered	1,428,912	123,615,644
Novartis AG Registered	1,492,131	135,152,141
Partners Group Holding AG	79,288	61,709,195
Roche Holding AG	443,032	109,352,079
Schindler Holding AG Registered	33,360	8,131,859
Sika AG Bearer	2,998	26,009,972
Sonova Holding AG Registered	399,890	64,569,158
Straumann Holding AG Registered	12,826	9,809,903
Swiss Life Holding AG Registered	124,088	46,653,137
Swiss Prime Site AG Registered	461,375	44,668,406
Swiss Re AG	970,539	95,842,814
Swisscom AG Registered	191,378	104,664,991
Zurich Insurance Group AG	183,260	60,304,684

		1,151,855,609
UNITED KINGDOM — 12.67%
Admiral Group PLC	608,904	16,001,686
AstraZeneca PLC	837,190	58,175,068
BAE Systems PLC	4,960,584	41,901,948
British American Tobacco PLC	908,331	62,246,656
BT Group PLC	3,503,848	12,728,175
Carnival PLC	436,096	30,821,477
Cobham PLC[b]	2,449,536	4,554,498
Compass Group PLC	4,740,348	99,935,523
Diageo PLC	2,090,000	75,268,056
Direct Line Insurance Group PLC	6,913,736	36,308,396
Experian PLC	187,888	4,336,432
GlaxoSmithKline PLC	4,037,490	75,810,950
HSBC Holdings PLC	5,635,608	60,194,041
Imperial Brands PLC	933,032	38,457,833
Kingfisher PLC	6,675,447	32,940,090
National Grid PLC	6,737,448	77,098,227
Randgold Resources Ltd.	423,348	42,659,290
Reckitt Benckiser Group PLC	758,512	73,380,031
RELX PLC	3,474,848	76,987,147
Royal Dutch Shell PLC Class A ADR	387,376	13,565,128
Royal Mail PLC	4,720,496	31,516,515

Security	Shares	Value
Severn Trent PLC	141,488	$3,930,502
Smith & Nephew PLC	2,345,168	42,320,476
SSE PLC	1,544,241	28,646,669
TUI AG	235,686	5,339,057
Unilever PLC	176,342	10,030,688
United Utilities Group PLC	365,464	3,835,446
Vodafone Group PLC	16,904,782	53,992,606

		1,112,982,611
TOTAL COMMON STOCKS
(Cost: $7,615,375,964)		8,731,423,001

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	19,753,551	19,757,502
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	9,479,579	9,479,579

		29,237,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,234,592)		29,237,081

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $7,644,610,556)		8,760,660,082
Other Assets, Less Liabilities — 0.30%		26,136,052

NET ASSETS — 100.00%		$8,786,796,134

ADR — American Depositary Receipts

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,278,802	5,474,749	[b]	—	19,753,551	$19,757,502	$76,732	[c]	$(1,446)	$(1,129)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,745,681	7,733,898	[b]	—	9,479,579	9,479,579	54,957		—	—

						$29,237,081	$131,689		$(1,446)	$(1,129)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	512	Mar 2018	$54,925	$2,501,620

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,731,423,001	$—	$—	$8,731,423,001
Money market funds	29,237,081	—	—	29,237,081

Total	$8,760,660,082	$—	$—	$8,760,660,082

Derivative financial instruments[a]
Assets
Futures contracts	$2,501,620	$—	$—	$2,501,620

Total	$2,501,620	$—	$—	$2,501,620

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.12%

EXCHANGE-TRADED FUNDS — 100.12%
iShares Edge MSCI Min Vol Europe ETF[a]	92,818	$2,442,970

		2,442,970

TOTAL INVESTMENT COMPANIES (Cost: $2,217,144)		2,442,970

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	1,232	1,232

		1,232

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,232)		1,232

Value
TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $2,218,376)	$2,444,202
Other Assets, Less Liabilities — (0.17)%	(4,269)

NET ASSETS — 100.00%	$2,439,933

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$6	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,259	—		(27)[b]	1,232	1,232	9		—	—
iShares Edge MSCI Min Vol Europe ETF	146,911	3,871		(57,964)	92,818	2,442,970	28,076		144,673	20,436

						$2,444,202	$28,091		$144,673	$20,436

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

January 31, 2018

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2018 were as follows:

Currency purchased			Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	452,000	USD	482,876	MS	02/02/2018	$2,754
DKK	208,000	USD	33,596	MS	02/02/2018	1,103
EUR	16,000	USD	19,175	MS	02/02/2018	690
GBP	488,000	USD	687,886	MS	02/02/2018	5,001
NOK	479,000	USD	62,068	MS	02/02/2018	68
SEK	21,000	USD	2,559	MS	02/02/2018	106
USD	486,231	CHF	452,000	MS	02/02/2018	601
USD	232,835	DKK	1,391,000	MS	02/02/2018	788
USD	1,101,243	EUR	884,000	MS	02/02/2018	3,713
USD	693,960	GBP	488,000	MS	02/02/2018	1,074
USD	62,400	NOK	479,000	MS	02/02/2018	264
USD	106,945	SEK	840,000	MS	02/02/2018	345
CHF	2,000	USD	2,152	MS	03/02/2018	1
GBP	2,000	USD	2,841	MS	03/02/2018	1
USD	197,865	DKK	1,183,000	MS	03/02/2018	151
USD	1,080,307	EUR	868,000	MS	03/02/2018	741
USD	104,167	SEK	819,000	MS	03/02/2018	42

						17,443

CHF	452,000	USD	486,231	MS	02/02/2018	(601)
DKK	2,574,000	USD	430,336	MS	02/02/2018	(943)
EUR	1,752,000	USD	2,179,681	MS	02/02/2018	(4,486)
GBP	488,000	USD	693,960	MS	02/02/2018	(1,074)
NOK	479,000	USD	62,400	MS	02/02/2018	(264)
SEK	1,659,000	USD	210,923	MS	02/02/2018	(387)
USD	459,468	CHF	452,000	MS	02/02/2018	(26,162)
USD	223,055	DKK	1,391,000	MS	02/02/2018	(8,991)
USD	1,055,917	EUR	884,000	MS	02/02/2018	(41,613)
USD	655,718	GBP	488,000	MS	02/02/2018	(37,168)
USD	57,927	NOK	479,000	MS	02/02/2018	(4,209)
USD	101,786	SEK	840,000	MS	02/02/2018	(4,814)
CHF	18,000	USD	19,404	MS	03/02/2018	(24)
DKK	25,000	USD	4,192	MS	03/02/2018	(13)
EUR	32,000	USD	39,919	MS	03/02/2018	(120)
GBP	31,000	USD	44,130	MS	03/02/2018	(69)
NOK	37,000	USD	4,824	MS	03/02/2018	(20)
SEK	26,000	USD	3,315	MS	03/02/2018	(9)
USD	456,067	CHF	425,000	MS	03/02/2018	(1,513)
USD	654,753	GBP	463,000	MS	03/02/2018	(3,313)
USD	61,268	NOK	472,000	MS	03/02/2018	(11)

						(135,804)

				Net unrealized depreciation		$(118,361)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,442,970	$—	$—	$2,442,970
Money market funds	1,232	—	—	1,232

Total	$2,444,202	$—	$—	$2,444,202

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$17,443	$—	$17,443
Liabilities
Forward currency contracts	—	(135,804)	—	(135,804)

Total	$—	$(118,361)	$—	$(118,361)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.28%

AUSTRIA — 0.23%
OMV AG	1,148	$74,166

		74,166
BELGIUM — 4.81%
Ageas	560	29,677
Anheuser-Busch InBev SA/NV	1,301	147,712
Colruyt SA	3,796	210,766
Groupe Bruxelles Lambert SA	4,238	500,918
Proximus SADP	9,721	328,906
UCB SA	3,526	308,355

		1,526,334
DENMARK — 7.87%
Carlsberg A/S Class B	161	20,746
Chr Hansen Holding A/S	1,104	96,832
Coloplast A/S Class B	3,818	340,375
Danske Bank A/S	11,451	466,727
DSV A/S	2,988	246,574
H Lundbeck A/S	3,199	163,640
ISS A/S	3,686	144,313
Novo Nordisk A/S Class B	3,034	169,317
Orsted A/Sa	8,014	488,282
TDC A/S	3,852	25,797
Tryg A/S	6,850	167,289
William Demant Holding A/Sb	5,262	166,821

		2,496,713
FINLAND — 3.33%
Elisa OYJ	8,059	343,953
Kone OYJ Class B	1,312	75,347
Neste OYJ	1,108	76,855
Orion OYJ Class B	1,807	72,710
Sampo OYJ Class A	8,370	487,667

		1,056,532
FRANCE — 12.81%
Aeroports de Paris	1,713	357,013
Air Liquide SA	1,578	213,387
Atos SE	181	28,636
BioMerieux	580	55,129
Danone SA	4,508	390,077
Dassault Aviation SA	110	184,583
Dassault Systemes SE	1,030	119,177
Essilor International Cie. Generale d’Optique SA	1,143	162,893
Eutelsat Communications SA	969	21,390

Security	Shares	Value
Gecina SA	818	$160,191
Hermes International	659	365,487
Iliad SAST Modwen Properties PLC	583	151,355
Kering	82	41,657
L’Oreal SA	2,010	458,475
LVMH Moet Hennessy Louis Vuitton SE	508	159,856
Pernod Ricard SA	415	66,329
Sanofi	5,000	442,989
Sodexo SA	905	116,517
Thales SA	2,209	248,658
TOTAL SA	2,907	168,884
Vinci SA	582	63,077
Vivendi SA	2,896	85,250

		4,061,010
GERMANY — 12.56%
adidas AG	356	83,065
Allianz SE Registered	624	158,190
Bayer AG Registered	865	113,598
Beiersdorf AG	1,682	200,106
Deutsche Lufthansa AG Registered	614	21,983
Deutsche Telekom AG Registered	8,930	157,134
Deutsche Wohnen SE Bearer	635	28,794
Fraport AG Frankfurt Airport Services Worldwide	1,481	175,714
Fresenius Medical Care AG & Co. KGaA	2,314	268,088
Fresenius SE & Co. KGaA	3,376	296,415
Henkel AG & Co. KGaA	1,615	202,798
Innogy SEa	7,755	296,586
MAN SE	2,239	267,209
Merck KGaA	2,439	267,439
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,882	444,400
QIAGEN NVb	1,163	39,031
RTL Group SAb	2,466	209,819
SAP SE	3,916	443,101
Telefonica Deutschland Holding AG	10,222	51,828
Uniper SE	8,574	256,666

		3,981,964
IRELAND — 2.20%
AIB Group PLC	2,489	17,410
Kerry Group PLC Class A	4,268	455,921
Paddy Power Betfair PLC	137	15,940
Ryanair Holdings PLC ADR[b]	1,702	208,853

		698,124

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2018

Security	Shares	Value
ITALY — 0.97%
Luxottica Group SpA	1,668	$107,636
Recordati SpA	1,424	65,051
Snam SpA	21,054	102,787
Terna Rete Elettrica Nazionale SpA	5,411	32,679

		308,153
NETHERLANDS — 2.40%
Heineken Holding NV	545	58,049
Heineken NV	2,687	303,134
Koninklijke Ahold Delhaize NV	2,250	50,369
Koninklijke KPN NV	8,055	28,298
NN Group NV	961	45,492
NXP Semiconductors NVb	132	15,882
RELX NV	4,796	107,035
Unilever NV CVA	2,603	151,272

		759,531
NORWAY — 2.31%
Gjensidige Forsikring ASA	10,796	204,491
Marine Harvest ASA	4,893	85,063
Orkla ASA	13,637	142,511
Statoil ASA	884	20,729
Telenor ASA	9,343	219,691
Yara International ASA	1,224	59,077

		731,562
SPAIN — 2.87%
Aena SME SAa	220	48,085
Endesa SA	8,764	197,611
Grifols SA	1,031	33,278
Iberdrola SA	48,171	393,539
Iberdrola SA New[b]	1,047	8,555
Industria de Diseno Textil SA	6,353	228,485

		909,553
SWEDEN — 4.06%
Essity AB Class Bb	601	18,058
Hennes & Mauritz AB Class B	9,743	172,842
ICA Gruppen AB	3,084	120,855
Investor AB Class B	2,985	146,352
L E Lundbergforetagen AB Class B	1,416	114,657
Nordea Bank AB	2,423	29,997
Skandinaviska Enskilda Banken AB Class A	4,682	59,335
Svenska Handelsbanken AB Class A	7,285	106,337
Swedbank AB Class A	1,881	48,232
Swedish Match AB	1,272	51,693

Security	Shares	Value
Tele2 AB Class B	2,693	$33,792
Telefonaktiebolaget LM Ericsson Class B	2,453	15,803
Telia Co. AB	73,192	368,546

		1,286,499
SWITZERLAND — 17.69%
Baloise Holding AG Registered	1,344	220,193
Barry Callebaut AG Registered	28	57,410
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	30	188,145
Chocoladefabriken Lindt & Spruengli AG Registered	2	149,742
Givaudan SA Registered	120	289,157
Kuehne + Nagel International AG Registered	2,554	469,534
Nestle SA Registered	5,128	443,625
Novartis AG Registered	5,267	477,067
Pargesa Holding SA Bearer	345	31,509
Partners Group Holding AG	311	242,049
Roche Holding AG	1,613	398,131
Schindler Holding AG Participation Certificates	100	25,108
Schindler Holding AG Registered	580	141,381
SGS SA Registered	116	312,336
Sika AG Bearer	8	69,406
Sonova Holding AG Registered	2,066	333,591
Swiss Life Holding AG Registered	234	87,976
Swiss Prime Site AG Registered	4,487	434,413
Swiss Re AG	3,436	339,312
Swisscom AG Registered	843	461,038
Zurich Insurance Group AG	1,326	436,342

		5,607,465
UNITED KINGDOM — 25.17%
Admiral Group PLC	4,851	127,482
AstraZeneca PLC	6,102	424,019
BAE Systems PLC	31,629	267,169
BP PLC	23,784	169,482
British American Tobacco PLC	5,537	379,443
BT Group PLC	33,864	123,015
Bunzl PLC	1,039	30,437
Carnival PLC	999	70,605
Cobham PLC[b]	8,704	16,184
Coca-Cola European Partners PLC	3,670	147,387
Compass Group PLC	20,397	430,007
ConvaTec Group PLC[a]	10,369	29,815

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2018

Security	Shares	Value
Diageo PLC	12,957	$466,626
Direct Line Insurance Group PLC	27,529	144,572
easyJet PLC	1,016	23,984
Experian PLC	4,653	107,391
GlaxoSmithKline PLC	25,525	479,277
HSBC Holdings PLC	41,824	446,723
Imperial Brands PLC	4,587	189,068
Kingfisher PLC	24,181	119,322
Marks & Spencer Group PLC	3,565	15,275
National Grid PLC	35,103	401,692
Next PLC	288	20,854
Randgold Resources Ltd.	3,233	325,778
Reckitt Benckiser Group PLC	4,087	395,385
RELX PLC	18,908	418,917
Rolls-Royce Holdings PLC	2,804	34,770
Royal Dutch Shell PLC Class A ADR	11,506	402,917
Royal Mail PLC	11,417	76,226
Severn Trent PLC	4,617	128,259
Shire PLC	466	22,051
Sky PLC	1,266	19,065
Smith & Nephew PLC	14,846	267,908
SSE PLC	13,923	258,281
TUI AG	4,368	98,949
Unilever PLC	4,752	270,303
United Utilities Group PLC	15,570	163,403
Vodafone Group PLC	146,257	467,134

		7,979,175

TOTAL COMMON STOCKS
(Cost: $29,368,199)		31,476,781
PREFERRED STOCKS — 0.22%

GERMANY — 0.22%
Henkel AG & Co. KGaA, Preference Shares	489	68,593

		68,593

TOTAL PREFERRED STOCKS
(Cost: $66,561)		68,593

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	8,220	$8,220

		8,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,220)		8,220

TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $29,442,980)		31,553,594
Other Assets, Less Liabilities — 0.47%		150,364

NET ASSETS — 100.00%		$31,703,958

ADR  —  American Depositary Receipts

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased	Shares sold		Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,197	—	(3,197)	[b]	—	$—	$104	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,092	—	(8,872)	[b]	8,220	8,220	102		—	—

						$8,220	$206		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$31,468,226	$8,555	$—	$31,476,781
Preferred stocks	68,593	—	—	68,593
Money market funds	8,220	—	—	8,220

Total	$31,545,039	$8,555	$—	$31,553,594

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.15%

AUSTRALIA — 0.00%
AED Oil Ltd.[a,b]	11,395	$—

		—
AUSTRIA — 1.65%
AT&S Austria Technologie & Systemtechnik AG	4,014	128,511
BUWOG AG	17,798	640,767
CA Immobilien Anlagen AG	11,584	357,017
DO & CO AGc	1,073	71,914
EVN AG	5,723	117,635
FACC AGa	3,252	83,049
IMMOFINANZ AG	133,289	342,384
Kapsch TrafficCom AG	830	50,148
Lenzing AG	2,114	269,672
Oesterreichische Post AG	5,376	256,769
POLYTEC Holding AG	2,479	58,058
Porr AGc	1,822	63,099
S IMMO AG	7,464	140,032
Schoeller-Bleckmann Oilfield Equipment AGa,c	1,785	194,793
Semperit AG Holding	1,626	40,512
Telekom Austria AG	25,725	249,646
UNIQA Insurance Group AG	19,699	243,315
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,043	214,851
Wienerberger AG	18,730	512,391
Zumtobel Group AG	4,476	52,721

		4,087,284
BELGIUM — 3.50%
Ablynx NVa,c	10,651	581,691
Ackermans & van Haaren NV	3,687	689,422
Aedifica SA	2,712	261,832
AGFA-Gevaert NVa	27,092	136,552
Balta Group NVa,d	2,564	24,754
Barco NV	1,438	178,064
Befimmo SA	3,257	220,723
Bekaert SA	5,769	263,466
Biocartis NVa,c,d	4,831	87,144
bpost SA	15,972	532,845
Celyad SAa	907	43,004
Cie. d’Entreprises CFE	1,184	171,686
Cofinimmo SA	3,283	443,334
D’ieteren SA/NV	3,917	183,376
Econocom Group SA/NV	19,319	161,728

Security	Shares	Value
Elia System Operator SA/NV	4,808	$296,484
Euronav NVc	20,379	174,029
EVS Broadcast Equipment SA	2,030	76,372
Exmar NVa,c	4,780	34,716
Fagron[a]	6,216	88,045
Galapagos NVa	6,815	816,548
Gimv NV	3,544	227,369
Greenyard NV	2,454	65,421
Intervest Offices & Warehouses NV	2,081	59,885
Ion Beam Applications[c]	3,271	100,567
KBC Ancora	5,611	380,600
Kinepolis Group NV	2,368	175,521
Melexis NV	3,207	338,786
Nyrstar NVa,c	13,534	110,264
Ontex Group NV	12,908	383,029
Orange Belgium SA	4,709	99,843
Recticel SA	6,085	72,317
Sioen Industries NV	1,077	37,902
Sofina SA	2,469	431,836
Tessenderlo Group SAa,c	4,456	214,271
Van de Velde NV	927	49,484
Warehouses De Pauw CVA	2,776	344,783
X-Fab Silicon Foundries SEa,d	9,368	115,535

		8,673,228
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	153

		153
DENMARK — 2.92%
ALK-Abello A/Sc	1,029	131,247
Alm Brand A/S	9,665	119,555
Ambu A/S Series B	23,189	499,552
Bang & Olufsen A/Sa	5,452	146,927
Bavarian Nordic A/Sa	4,975	192,531
D/S Norden A/Sa,c	3,984	79,624
Dfds A/S	4,986	300,118
FLSmidth & Co. A/S	6,120	362,025
GN Store Nord A/S	22,056	746,497
IC Group A/S	1,217	28,886
Jyske Bank A/S Registered	10,476	607,952
Matas A/S	6,098	76,758
Nets A/Sa,d	18,901	522,022
Nilfisk Holding A/Sa	4,316	251,409
NKT A/Sa	4,311	188,627
NNIT A/Sc,d	1,962	60,428
Per Aarsleff Holding A/S	3,011	103,824

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Rockwool International A/S Class B	1,355	$379,678
Royal Unibrew A/S	7,507	457,643
Scandinavian Tobacco Group A/Sd	9,435	191,726
Schouw & Co. A/S	1,800	182,886
SimCorp A/S	6,161	392,707
Solar A/S Class B	916	60,564
Spar Nord Bank A/S	13,856	165,367
Sydbank A/S	11,209	459,677
Topdanmark A/Sa	8,925	428,159
TORM PLC	3,702	30,209
Zealand Pharma A/Sa	4,087	69,505

		7,236,103
FINLAND — 2.62%
Amer Sports OYJ	18,639	527,780
Atria OYJ	1,635	25,338
Cargotec OYJ Class B	6,157	360,034
Caverion OYJ[a]	13,856	117,203
Citycon OYJ	63,804	177,885
Cramo OYJ	6,028	147,484
DNA OYJ	9,591	180,534
F-Secure OYJ	15,180	73,940
Finnair OYJ	9,161	111,270
Huhtamaki OYJ	14,438	618,184
Kemira OYJ	16,084	228,418
Kesko OYJ Class B	10,361	605,994
Konecranes OYJ	10,541	536,814
Lehto Group OYJ	3,199	49,017
Metsa Board OYJ	30,564	278,900
Oriola Corp. Class B	18,885	67,402
Outokumpu OYJ	49,515	425,615
Outotec OYJ[a]	21,889	189,132
Ponsse OYJ	1,783	57,751
Ramirent OYJ	12,027	121,135
Sanoma OYJ	11,543	150,124
Stockmann OYJ Abp Class Ba	5,614	29,024
Technopolis OYJ	23,682	119,630
Tieto OYJ	8,854	308,836
Tikkurila OYJ	5,618	113,238
Tokmanni Group Corp.	7,901	74,263
Uponor OYJ	8,752	185,784
Valmet OYJ	19,951	449,111
YIT OYJ	19,151	157,936

		6,487,776
FRANCE — 6.70%
AB Science SAa,c	3,512	38,654
ABC Arbitrage	6,423	53,290

Security	Shares	Value
Air France-KLM[a]	26,491	$412,845
Albioma SA	4,030	105,428
ALD SAa,d	16,091	284,845
Altamir Amboise SCA	4,350	85,079
Alten SA	4,476	455,000
Altran Technologies SA	24,810	463,297
APERAM SA	7,634	455,532
Assystem	1,389	52,083
Aubay	929	44,440
Axway Software SA	1,144	31,353
Beneteau SA	5,866	156,382
Boiron SA	1,064	93,446
Bonduelle SCA	2,285	120,836
Bourbon Corp.[c]	4,814	48,636
Cellectis SAa,c	3,926	126,966
Chargeurs SA	2,733	90,768
Cie. des Alpes	1,322	57,311
Cie. Plastic Omnium SA	9,455	487,751
Coface SAa	14,868	167,437
DBV Technologies SAa,c	2,644	124,373
Derichebourg SA	11,620	116,963
Devoteam SA	774	76,848
Direct Energie	1,403	66,206
Elior Group SAd	17,873	413,244
Elis SA	17,682	495,616
Elis SA New	8,088	223,780
Eramet[a]	1,473	208,455
Esso SA Francaise[a]	406	26,149
Etablissements Maurel et Prom[a]	6,029	28,090
Euler Hermes Group	2,708	411,566
Euronext NVd	8,924	606,992
Europcar Groupe SAd	14,113	197,086
FFP	985	128,105
FIGEAC-AERO[a,c]	1,239	28,524
Fnac Darty SAa	2,717	317,485
Gaztransport Et Technigaz SA	3,503	243,285
Genfit[a,c]	4,426	152,619
GL Events	1,262	42,919
Groupe Crit	429	41,097
Groupe Guillin	1,172	55,408
Guerbet[c]	865	86,637
Haulotte Group SA	1,973	47,240
ID Logistics Group[a]	381	64,455
Innate Pharma SAa,c	6,334	45,963
Interparfums SA	1,865	87,357
IPSOS	5,303	203,207

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Jacquet Metal Service	1,879	$69,989
Kaufman & Broad SA	2,617	137,056
Korian SA	7,089	229,079
LISI	3,005	145,247
LNA Sante SA	833	57,178
Maisons du Monde SAd	7,212	310,859
Manitou BF SA	1,546	66,252
Marie Brizard Wine & Spirits SAa,c	2,632	40,329
Mercialys SA	8,060	183,946
Mersen SA	2,087	102,175
Metropole Television SA	3,905	106,633
MGI Coutier	1,469	64,874
Naturex[a,c]	936	102,610
Neopost SA	5,408	161,688
Nexans SA	4,489	273,569
Nexity SA	7,116	429,941
Oeneo SA	3,921	51,581
Orpea	6,672	836,152
Parrot SAa,c	2,851	28,875
Pierre & Vacances SAa	756	39,838
Plastivaloire	1,383	31,632
Rallye SA	3,458	63,756
Rubis SCA	13,416	992,751
Sartorius Stedim Biotech	4,401	382,682
SOITEC[a]	2,766	227,419
Solocal Group[a]	86,638	107,713
Solutions 30 SEa	3,215	119,352
Sopra Steria Group	2,282	464,798
SPIE SA	17,189	428,692
SRP Groupe SAa,c,d	2,398	31,486
Ste Industrielle d’Aviation Latecoere SAa	10,339	71,225
Synergie SA	1,147	68,586
Tarkett SA	5,067	198,835
Technicolor SA Registered	59,031	221,349
Television Francaise 1	6,617	99,577
Trigano SA	1,229	239,146
Vallourec SAa,c	50,342	346,053
Vicat SA	2,857	236,147
Virbac SAa	662	101,931
Worldline SA/France[a,d]	6,301	357,622

		16,599,671
GERMANY — 10.13%
Aareal Bank AG	9,158	464,215
ADLER Real Estate AGa	4,584	73,894
ADO Properties SAd	4,908	265,354

Security	Shares	Value
ADVA Optical Networking SEa,c	6,581	$55,707
AIXTRON SEa	17,068	258,126
alstria office REIT AG	21,990	347,904
Amadeus Fire AG	825	85,303
Aumann AGa,c,d	1,193	98,980
AURELIUS Equity Opportunities SE & Co KGaA[c]	3,672	270,347
Aurubis AG	5,288	556,910
Basler AG	210	52,714
Bauer AG	1,493	45,940
BayWa AG	2,195	85,451
Bechtle AG	4,591	419,792
Bertrandt AG	869	111,828
bet-at-home.com AG	433	51,244
Bilfinger SE	4,918	231,218
Borussia Dortmund GmbH & Co. KGaA	9,486	67,535
CANCOM SE	2,485	235,427
Capital Stage AGc	13,169	113,689
Carl Zeiss Meditec AG Bearer	6,413	421,420
CECONOMY AG	28,403	409,913
CENTROTEC Sustainable AG	1,399	26,665
Cewe Stiftung & Co. KGaA	815	89,041
comdirect bank AG	4,437	64,228
CompuGroup Medical SE	3,815	242,142
CTS Eventim AG & Co. KGaA	7,494	376,040
Deutsche Beteiligungs AG	2,008	124,323
Deutsche Euroshop AG	7,461	293,893
Deutsche Pfandbriefbank AGd	17,137	317,451
Deutz AG	19,241	179,052
Dialog Semiconductor PLC[a]	12,152	370,738
DIC Asset AG	7,066	91,018
Diebold Nixdorf AG	1,311	116,609
DMG Mori AG	3,128	186,068
Draegerwerk AG & Co. KGaA	488	37,327
Duerr AG	4,074	562,838
Elmos Semiconductor AG	1,567	46,557
ElringKlinger AGc	4,486	104,560
Evotec AGa,c	19,933	364,651
Ferratum OYJ	1,880	70,260
Freenet AGc	20,398	784,178
Gerresheimer AG	4,910	429,999
Gerry Weber International AGc	3,985	44,331
GFT Technologies SE	2,464	39,382
Grammer AG	1,576	99,638
Grand City Properties SA	16,776	408,988
GRENKE AGc	4,230	505,611

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
H&R GmbH & Co. KGaA[a]	2,052	$36,453
Hamborner REIT AG	12,038	149,963
Hamburger Hafen und Logistik AG	4,106	114,884
Hapag-Lloyd AGa,c,d	6,997	291,306
Heidelberger Druckmaschinen AGa	40,618	147,246
Hornbach Baumarkt AG	1,236	47,578
Hypoport AGa,c	488	77,815
Indus Holding AG	2,922	232,601
Isra Vision AGc	511	119,167
Jenoptik AG	8,206	341,436
JOST Werke AGa,d	1,415	71,655
Kloeckner & Co. SE	11,787	156,675
Koenig & Bauer AGc	2,107	173,105
KPS AG	2,074	32,606
Krones AGc	2,517	352,436
KWS Saat SE	297	125,796
LEG Immobilien AG	9,965	1,127,431
Leoni AG	4,946	381,149
Manz AGa,c	663	28,536
MBB SE	300	35,130
MLP SE	10,489	74,088
MorphoSys AGa,c	4,422	437,391
Nemetschek SE	3,054	301,508
Nordex SEa,c	9,923	131,342
NORMA Group SE	5,067	400,195
OHB SE	821	47,405
PATRIZIA Immobilien AGa	7,346	184,490
Pfeiffer Vacuum Technology AG	1,012	201,208
Rational AG	549	387,097
Rheinmetall AG	6,856	972,804
RHOEN-KLINIKUM AG	4,798	189,474
RIB Software SEc	5,534	187,930
Rocket Internet SEa,d	9,201	267,756
S&T AG	6,400	176,677
SAF-Holland SA	7,148	168,297
Salzgitter AGc	6,207	375,793
Scout24 AGd	14,396	668,573
Senvion SAa,c	4,090	49,015
SGL Carbon SEa,c	9,643	150,520
Siltronic AGa	3,334	554,470
Sixt Leasing SEc	1,961	46,611
Sixt SEc	1,921	198,865
SLM Solutions Group AGa,c	1,968	109,098
SMA Solar Technology AGc	1,894	103,344
Software AG	7,789	423,348
STADA Arzneimittel AG	3,900	424,724

Security	Shares	Value
STRATEC Biomedical AGc	742	$67,662
Stroeer SE & Co. KGaA	4,405	340,227
Suedzucker AG	11,381	217,489
Surteco SE	1,189	40,733
TAG Immobilien AG	19,479	385,586
Takkt AG	5,159	143,961
TLG Immobilien AG	13,000	366,973
Vapiano SEa,c,d	1,146	32,693
VERBIO Vereinigte BioEnergie AGc	3,503	32,140
Vossloh AGa	1,625	89,678
VTG AG	2,034	105,662
Wacker Chemie AG	2,452	493,773
Wacker Neuson SE	4,414	181,239
Washtec AG	1,782	154,729
Wuestenrot & Wuerttembergische AG	3,685	110,633
XING SE	437	153,247
zooplus AGa,c	941	194,594

		25,084,509
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a,b]	198,000	2
Peace Mark Holdings Ltd.[a,b]	30,000	—
Real Gold Mining Ltd.[a,b]	27,000	12

		14
IRELAND — 1.83%
C&C Group PLC	48,617	182,602
Cairn Homes PLC[a]	109,277	265,729
Dalata Hotel Group PLC[a]	29,167	212,559
Glanbia PLC	30,575	524,483
Green REIT PLC	103,256	204,781
Hibernia REIT PLC	106,949	204,111
Irish Continental Group PLC	25,556	183,059
Irish Residential Properties REIT PLC	54,817	102,433
Kingspan Group PLC	24,000	1,112,206
Origin Enterprises PLC	20,016	150,856
Permanent TSB Group Holdings PLC[a]	22,227	59,671
Smurfit Kappa Group PLC	37,552	1,322,015

		4,524,505
ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	1	—

		—
ITALY — 7.29%
A2A SpA	246,091	473,954
ACEA SpA	8,456	163,910
Actelios SpA	18,307	46,182

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Aeroporto Guglielmo Marconi Di Bologna SpA	2,001	$39,385
Amplifon SpA	14,427	257,186
Anima Holding SpA[d]	36,827	309,901
Arnoldo Mondadori Editore SpA[a]	20,835	58,399
Ascopiave SpA	11,311	50,022
Astaldi SpA[c]	7,703	26,389
ASTM SpA	7,090	192,987
Autogrill SpA	20,272	283,096
Azimut Holding SpA	18,260	417,187
Banca Carige SpA[a,c]	5,774,096	61,861
Banca Farmafactoring SpA[a,d]	10,831	87,500
Banca Generali SpA	9,297	349,305
Banca IFIS SpA	3,379	161,135
Banca Mediolanum SpA	41,282	406,274
Banca Monte dei Paschi di Siena SpA[a]	45,444	213,993
Banca Popolare di Sondrio SCPA	72,271	292,603
Banco BPM SpA[a]	238,950	911,918
Beni Stabili SpA SIIQ	143,561	133,326
Biesse SpA	2,142	120,825
Bio On SpA[a]	1,198	41,116
BPER Banca	76,761	449,151
Brembo SpA	23,959	388,010
Brunello Cucinelli SpA	4,816	161,987
Buzzi Unicem SpA	11,597	341,671
Cairo Communication SpA	11,754	54,470
Cementir Holding SpA	6,238	58,749
Cerved Information Solutions SpA	31,075	439,378
CIR-Compagnie Industriali Riunite SpA	49,958	72,691
Credito Emiliano SpA	13,092	127,050
Credito Valtellinese SpA[a,c]	1,734	23,200
Danieli & C Officine Meccaniche SpA	1,906	54,730
Danieli & C Officine Meccaniche SpA RSP	6,112	121,520
Datalogic SpA	3,212	128,643
De’ Longhi SpA	9,521	321,427
DeA Capital SpA	19,202	35,020
DiaSorin SpA	3,567	346,378
doBank SpA[a,d]	6,364	102,112
Ei Towers SpA	2,674	163,892
El.En. SpA	1,654	60,908
Enav SpA[d]	41,677	218,787
ERG SpA	9,580	198,945

Security	Shares	Value
Fila SpA	2,453	$62,644
Fincantieri SpA[a]	80,255	143,868
FinecoBank Banca Fineco SpA	62,295	776,816
GEDI Gruppo Editoriale SpA[a]	28,531	22,676
Geox SpA[c]	12,104	41,466
Hera SpA	116,857	427,990
Immobiliare Grande Distribuzione SIIQ SpA	64,620	75,670
Industria Macchine Automatiche SpA	2,803	246,000
Infrastrutture Wireless Italiane SpA[d]	37,947	275,362
Interpump Group SpA	11,265	407,529
Iren SpA	95,297	309,850
Italgas SpA	76,278	472,646
Italmobiliare SpA	2,240	68,646
Juventus Football Club SpA[a,c]	63,559	64,729
La Doria SpA	1,711	32,782
Maire Tecnimont SpA[c]	19,257	100,756
MARR SpA	5,272	146,326
Mediaset SpA[a,c]	75,350	300,563
Moncler SpA	26,048	861,205
OVS SpA[d]	30,746	228,662
Piaggio & C SpA	25,689	77,829
Prima Industrie SpA	664	30,647
RAI Way SpA[d]	15,008	92,359
Reply SpA	2,968	193,373
Safilo Group SpA[a,c]	4,874	28,841
Saipem SpA[a]	94,968	446,134
Salini Impregilo SpA[c]	27,138	109,603
Salvatore Ferragamo SpA[c]	8,061	227,552
Saras SpA	75,787	166,070
Societa Cattolica di Assicurazioni SC	23,607	294,967
Societa Iniziative Autostradali e Servizi SpA	12,683	239,526
Sogefi SpA[a]	7,538	37,787
Tamburi Investment Partners SpA	11,935	91,587
Technogym SpA[d]	15,759	173,152
Tod’s SpA[c]	1,560	118,060
Unione di Banche Italiane SpA[c]	162,409	844,084
Unipol Gruppo SpA	62,228	344,269
Vittoria Assicurazioni SpA	3,752	60,856
Yoox Net-A-Porter Group SpA[a]	8,702	410,314
Zignago Vetro SpA	4,159	42,122

		18,062,491
NETHERLANDS — 4.59%
Aalberts Industries NV	15,682	859,578
Accell Group	3,918	113,724

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
AMG Advanced Metallurgical Group NV	4,141	$222,544
Arcadis NV	11,131	253,895
ASM International NV	7,506	541,961
ASR Nederland NV	23,383	1,025,354
Basic-Fit NVa,d	4,728	128,989
BE Semiconductor Industries NV	5,643	544,807
BinckBank NV	9,131	49,595
Brunel International NV	3,215	63,200
Corbion NV	9,535	313,110
Eurocommercial Properties NV	7,731	365,782
Flow Traders[d]	4,781	120,072
ForFarmers NV	3,326	41,931
Fugro NV CVA[a,c]	13,368	223,652
Gemalto NV	12,940	802,293
IMCD Group NV	8,271	554,334
Intertrust NVd	10,254	188,415
InterXion Holding NVa	11,195	702,486
Kendrion NV	2,117	111,688
Koninklijke BAM Groep NV	37,237	182,908
Koninklijke Volkerwessels NV	5,085	151,271
NSI NV	2,882	127,813
OCI NVa,c	11,638	295,905
Philips Lighting NVc,d	13,664	539,595
PostNL NV	67,269	336,878
Refresco Group NVd	9,034	223,844
Rhi Magnesita NVa	3,990	258,468
Rhi Magnesita NV New[a]	118	7,637
SBM Offshore NV	25,818	483,407
SIF Holding NVc	1,398	29,432
Takeaway.com NVa,d	2,726	165,721
TKH Group NV	6,132	409,065
TomTom NVa	20,363	222,521
VastNed Retail NV	2,835	143,564
Wereldhave NV	6,415	319,740
Wessanen[c]	11,516	248,043

		11,373,222
NORWAY — 3.00%
Akastor ASA[a]	23,606	47,973
Aker ASA Class A	3,509	201,590
Aker BP ASA	17,067	495,804
Aker Solutions ASA[a]	23,468	135,740
Atea ASA	12,594	196,220
Austevoll Seafood ASA	14,355	113,324
B2Holding ASA	29,101	75,138
Bakkafrost P/F	6,608	270,129

Security	Shares	Value
Borr Drilling Ltd.[a]	53,357	$246,061
Borregaard ASA	15,834	141,915
BW LPG Ltd.[a,c,d]	12,248	58,270
BW Offshore Ltd.[a]	14,712	73,595
DNO ASA[a]	102,405	131,536
Entra ASA[d]	17,557	266,684
Europris ASA[d]	25,212	113,312
Evry ASa,d	23,629	98,502
Frontline Ltd./Bermuda[c]	12,160	56,584
Gaming Innovation Group Inc.[a]	62,780	44,082
Golden Ocean Group Ltd.[a,c]	13,367	119,368
Grieg Seafood ASA	7,938	70,525
Hexagon Composites ASA[a]	13,122	43,590
Hoegh LNG Holdings Ltd.	7,396	58,098
IDEX ASA[a,c]	68,294	43,416
Kongsberg Automotive ASA[a]	61,448	79,729
Leroy Seafood Group ASA	47,483	243,096
Nordic Nanovector ASA[a,c]	6,193	62,202
Nordic Semiconductor ASA[a,c]	19,360	115,510
Norway Royal Salmon ASA	2,049	33,045
Norwegian Air Shuttle ASA[a,c]	4,486	132,015
Norwegian Finans Holding ASA[a]	17,664	202,497
Norwegian Property ASA	27,788	39,385
Ocean Yield ASA	8,220	74,423
Odfjell Drilling Ltd.[a]	9,499	45,043
Otello Corp. ASA[a]	17,700	55,570
Petroleum Geo-Services ASA[a,c]	47,965	142,590
Protector Forsikring ASA[c]	10,177	123,827
REC Silicon ASA[a,c]	320,274	47,981
Salmar ASA	8,122	221,770
Sbanken ASA[d]	11,787	122,073
Scatec Solar ASA[d]	10,255	60,317
Selvaag Bolig ASA	6,666	29,569
Sparebank 1 Nord Norge	15,030	127,268
Sparebank 1 Oestlandet[a]	5,121	63,109
SpareBank 1 SMN	19,450	221,452
Stolt-Nielsen Ltd.	4,050	54,765
Storebrand ASA	71,709	645,318
Subsea 7 SA	41,258	644,967
TGS Nopec Geophysical Co. ASA	15,982	402,970
Wallenius Wilhelmsen Logistics[a]	16,729	139,911
XXL ASA[d]	15,430	190,958

		7,422,816
PORTUGAL — 0.71%
Altri SGPS SA	9,736	59,006
Banco Comercial Portugues SAa,c	1,566,084	628,401

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Corticeira Amorim SGPS SA	6,299	$81,138
CTT-Correios de Portugal SA	21,563	92,674
Mota-Engil SGPS SA	14,451	72,009
Navigator Co. SA (The)	28,133	158,481
NOS SGPS SA	41,046	280,465
REN – Redes Energeticas Nacionais SGPS SAc	48,559	152,078
Semapa-Sociedade de Investimento e Gestao	3,474	79,544
Sonae SGPS SA	97,980	157,822

		1,761,618
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—

		—
SPAIN — 4.53%
Acciona SA	4,638	421,432
Acerinox SA	26,388	389,379
Almirall SAc	10,465	113,941
Applus Services SA	22,791	330,766
Atresmedia Corp. de Medios de Comunicacion SA	15,148	158,796
Axiare Patrimonio SOCIMI SA	10,709	234,530
Bolsas y Mercados Espanoles SHMSF SA	2,076	71,068
Cellnex Telecom SAd	24,000	650,282
Cia. de Distribucion Integral Logista Holdings SA	6,735	164,782
Cie. Automotive SA	9,250	318,501
Codere SA/Spain[a]	8,467	101,259
Construcciones y Auxiliar de Ferrocarriles SA	3,166	147,902
Corp Financiera Alba SA	2,473	154,961
Distribuidora Internacional de Alimentacion SA	99,227	531,655
Ebro Foods SA	11,456	283,143
Ence Energia y Celulosa SA	21,583	139,140
Euskaltel SAd	12,812	111,724
Faes Farma SA	41,681	152,138
Faes Farma SA New[a]	1,176	4,292
Fomento de Construcciones y Contratas SAa	11,646	138,551
Gestamp Automocion SAa,d	27,510	211,450
Global Dominion Access SAa,d	9,723	55,051
Grupo Catalana Occidente SA	6,852	321,803

Security	Shares	Value
Hispania Activos Inmobiliarios SOCIMI SA	17,389	$365,011
Indra Sistemas SAa	19,707	290,672
Inmobiliaria Colonial SOCIMI SA	48,875	547,670
Lar Espana Real Estate SOCIMI SA	15,092	171,276
Liberbank SAa	210,306	118,209
Mediaset Espana Comunicacion SA	27,971	317,367
Melia Hotels International SA	18,932	268,864
Merlin Properties SOCIMI SA	56,159	810,837
Miquel y Costas & Miquel SA	2,309	97,224
Neinor Homes SAa,d	11,319	260,862
NH Hotel Group SA	33,492	255,760
Obrascon Huarte Lain SAa	16,656	103,186
Papeles y Cartones de Europa SA	6,852	102,601
Pharma Mar SAa,c	31,157	67,070
Prosegur Cia. de Seguridad SA	44,261	369,426
Realia Business SAa	41,405	58,286
Sacyr SA	58,571	191,752
Saeta Yield SA	7,809	109,343
Talgo SAc,d	15,237	88,833
Tecnicas Reunidas SAc	5,638	192,726
Telepizza Group SAa,d	17,228	105,592
Tubacex SAa,c	19,362	83,215
Unicaja Banco SAa,d	128,342	226,873
Viscofan SA	6,494	455,462
Zardoya Otis SA	30,986	355,128

		11,219,791
SWEDEN — 8.89%
AAK AB	4,633	432,362
AcadeMedia ABa,d	11,626	94,583
AF AB Class B	10,159	244,452
Ahlsell ABd	52,164	352,652
Alimak Group ABd	5,132	86,639
Arjo AB Class Ba	36,417	119,620
Attendo ABd	16,567	175,383
Avanza Bank Holding AB	3,949	222,626
Axactor ABa	193,388	70,036
Axfood AB	16,719	337,168
Bergman & Beving AB Class B	4,084	43,208
Betsson AB	18,344	149,330
Bilia AB Class A	12,996	125,501
BillerudKorsnas AB	27,820	429,458
BioGaia AB Class B	2,352	93,277
Biotage AB	8,765	97,420
Bonava AB Class B	13,652	195,190

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Bravida Holding ABd	32,121	$229,421
Bufab AB	5,120	68,575
Bure Equity AB	8,345	104,864
Byggmax Group AB	9,272	57,017
Camurus ABa,c	2,691	37,001
Capio ABd	18,854	107,658
Castellum AB	40,926	707,588
Catena Media PLC[a]	4,903	78,778
Cherry ABa	9,604	75,688
Clas Ohlson AB Class B	5,675	78,971
Cloetta AB Class B	35,645	147,672
Collector ABa	4,842	51,105
Com Hem Holding AB	22,872	398,939
D. Carnegie & Co. ABa	4,591	71,777
Dios Fastigheter AB	13,872	98,550
Dometic Group ABd	46,429	503,629
Dustin Group ABd	8,459	83,680
Elanders AB Class B	2,627	27,258
Elekta AB Class B	57,915	554,781
Eltel ABa,c,d	21,100	76,722
Evolution Gaming Group ABd	3,138	244,304
Fabege AB	20,761	455,423
Fastighets AB Balder Class Ba	15,882	424,625
Fingerprint Cards AB Class Ba,c	48,961	75,936
Granges AB	11,931	125,925
Gunnebo AB	6,648	30,809
Haldex ABa	5,355	62,042
Hansa Medical ABa	4,477	150,820
Hemfosa Fastigheter AB	23,356	321,742
Hexpol AB	38,679	416,361
Hoist Finance ABd	10,811	132,411
Holmen AB Class B	7,873	415,977
Hufvudstaden AB Class A	17,786	287,130
Humana AB	4,212	29,172
Indutrade AB	14,428	446,369
Intrum Justitia ABc	12,476	464,445
Investment AB Oresund	4,336	78,390
Inwido AB	9,179	95,477
ITAB Shop Concept AB Class B	5,838	33,744
JM AB	10,747	243,003
KappAhl AB	9,736	41,413
KappAhl AB New	8,776	7,263
Kindred Group PLC	34,359	575,676
Klovern AB Class B	93,447	124,326
Kungsleden AB	29,588	210,199

Security	Shares	Value
LeoVegas ABd	11,100	$158,985
Lindab International AB	10,556	93,270
Loomis AB Class B	11,280	452,378
Mekonomen AB	3,728	68,442
Modern Times Group MTG AB Class B	8,203	377,435
Munters Group ABa,d	10,236	75,195
Mycronic ABc	10,024	113,519
NCC AB Class B	13,764	273,896
NetEnt AB	27,970	159,320
New Wave Group AB Class B	7,399	52,281
Nibe Industrier AB Class B	56,009	546,934
Nobia AB	16,620	134,682
Nobina ABd	14,043	99,943
Nolato AB Class B	3,184	214,848
Nordax Group ABd	15,740	105,207
Oriflame Holding AG	6,764	303,818
Pandox AB	12,615	237,701
Paradox Interactive AB	3,337	48,858
Peab AB	28,391	244,348
Probi ABc	1,081	44,096
Ratos AB Class B	34,393	162,452
RaySearch Laboratories ABa,c	3,596	71,879
Recipharm AB Class Bc	7,074	86,370
Resurs Holding ABd	14,190	105,596
Rezidor Hotel Group AB	8,361	26,719
Saab AB Class B	10,100	485,422
SAS ABa,c	15,886	38,570
Scandi Standard AB	7,274	58,436
Scandic Hotels Group ABd	12,281	136,343
SkiStar AB	3,520	72,152
SSAB AB Class Aa	33,899	215,750
SSAB AB Class Ba	85,024	443,603
Starbreeze ABa,c	33,410	39,240
Svenska Cellulosa AB SCA Class B	95,538	991,810
Sweco AB Class B	11,126	251,856
Swedish Orphan Biovitrum ABa	25,857	455,942
Thule Group ABd	16,257	371,524
Tobii ABa,c	12,270	54,457
Trelleborg AB Class B	38,250	1,024,123
Victoria Park AB Class B	15,110	57,905
Vitrolife AB	2,060	180,704
Volati AB	4,737	36,487
Wallenstam AB Class B	28,248	268,292
Wihlborgs Fastigheter AB	10,915	266,396

		22,028,745

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
SWITZERLAND — 8.55%
Allreal Holding AG Registered	2,116	$368,525
ALSO Holding AG	810	119,548
ams AG	9,981	922,083
APG SGA SA	215	106,159
Arbonia AG Registered[a,c]	7,137	127,600
Aryzta AGc	14,624	394,389
Ascom Holding AG Registered	5,384	139,581
Autoneum Holding AG	434	143,702
Bachem Holding AG Class B Registered	745	113,000
Banque Cantonale Vaudoise Registered	482	405,988
Basilea Pharmaceutica AG Registered[a,c]	1,763	143,092
Bell Food Group AG	205	98,575
BKW AG	2,044	130,608
Bobst Group SA Registered	1,312	172,186
Bossard Holding AG	941	243,348
Bucher Industries AG Registered	1,053	483,229
Burckhardt Compression Holding AG	486	180,995
Burkhalter Holding AG	605	78,228
Cembra Money Bank AG	4,544	448,974
Comet Holding AG Registered	1,099	192,112
Conzzeta AG	215	262,274
COSMO Pharmaceuticals NVc	1,306	194,720
Daetwyler Holding AG Bearer	1,190	253,208
dormakaba Holding AG Class B	499	459,761
EDAG Engineering Group AG	1,563	31,933
EFG International AG	14,500	163,156
Emmi AG	337	255,940
Feintool International Holding AG	305	42,325
Flughafen Zurich AG	3,172	809,379
Forbo Holding AG Registered	181	306,469
Galenica AGa,d	7,564	382,431
GAM Holding AG	25,451	478,575
Georg Fischer AG Registered	648	939,656
Gurit Holding AG	54	60,529
Helvetia Holding AG Registered	1,036	617,967
Huber & Suhner AG Registered	1,912	111,684
Idorsia Ltd.[a]	16,945	526,797
Implenia AG Registered	2,487	180,719
Inficon Holding AG Registered	262	164,173
Intershop Holdings AG	162	85,479
Investis Holding SA	497	33,148

Security	Shares	Value
Kardex AG Bearer	979	$133,538
Komax Holding AG Registered[c]	577	199,368
Kudelski SA Bearer[c]	5,849	73,616
Landis+Gyr Group AGa	4,229	350,294
LEM Holding SA Registered	69	123,957
Leonteq AGa,c	1,352	84,500
Logitech International SA Registered	24,564	1,032,132
Meyer Burger Technology AGa,c	82,756	168,076
Mobilezone Holding AG	3,827	49,484
Mobimo Holding AG Registered	987	276,054
Molecular Partners AGa	1,469	42,351
OC Oerlikon Corp. AG Registered	32,078	573,166
Orior AG	779	63,269
Panalpina Welttransport Holding AG Registered[c]	1,703	282,307
PSP Swiss Property AG Registered	6,600	649,989
Rieter Holding AG Registered	462	123,551
Schmolz + Bickenbach AG Registered[a]	67,609	58,183
Schweiter Technologies AG Bearer	151	189,400
SFS Group AG	2,687	337,898
Siegfried Holding AG Registered	526	188,706
St Galler Kantonalbank AG Registered	397	222,928
Sulzer AG Registered	2,168	308,781
Sunrise Communications Group AGd	5,353	503,859
Swissquote Group Holding SA Registered	1,589	78,630
Tecan Group AG Registered	1,751	388,400
Temenos Group AG Registered	9,493	1,313,253
u-blox Holding AG	1,033	216,801
Valiant Holding AG Registered	2,516	304,215
Valora Holding AG Registered	501	184,318
VAT Group AGd	3,286	525,986
Vontobel Holding AG Registered	4,232	306,155
VZ Holding AG	453	153,014
Walter Meier AG	569	25,891
Ypsomed Holding AGc	595	111,690
Zehnder Group AG	1,539	71,520
Zur Rose Group AGa	741	103,625

		21,191,150
UNITED KINGDOM — 32.24%
888 Holdings PLC	57,296	229,604
AA PLC	97,225	174,206
Abcam PLC	28,839	504,429
Acacia Mining PLC	25,697	67,786
Advanced Medical Solutions Group PLC	30,065	138,950

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Aggreko PLC	40,149	$460,519
Aldermore Group PLC[a]	40,419	178,986
Alfa Financial Software Holdings PLC[a,d]	14,345	104,852
Allied Minds PLC[a,c]	36,472	83,503
Amerisur Resources PLC[a,c]	150,826	40,323
AO World PLC[a,c]	39,155	78,509
Arrow Global Group PLC	25,847	150,331
Ascential PLC	63,797	329,686
Ashmore Group PLC	62,009	379,526
ASOS PLC[a]	8,542	903,019
Assura PLC	375,573	328,996
AVEVA Group PLC	10,003	424,467
B&M European Value Retail SA	134,103	793,126
Balfour Beatty PLC	108,141	434,434
BBA Aviation PLC	164,225	821,580
Beazley PLC	82,746	624,822
Bellway PLC	19,365	914,537
BGEO Group PLC	6,273	326,848
Biffa PLC[d]	39,414	134,237
Big Yellow Group PLC	23,986	295,898
Blue Prism Group PLC[a,c]	5,948	125,184
Bodycote PLC	30,494	419,330
boohoo.com PLC[a]	108,547	286,105
Booker Group PLC	267,102	860,700
Bovis Homes Group PLC	21,001	327,165
Brewin Dolphin Holdings PLC	45,155	239,770
Britvic PLC	41,406	432,484
BTG PLC[a]	60,881	643,691
Burford Capital Ltd.	29,862	522,323
Cairn Energy PLC[a]	92,961	273,380
Capital & Counties Properties PLC[c]	119,909	503,024
Card Factory PLC	48,976	134,487
Centamin PLC	174,250	402,910
Central Asia Metals PLC	21,762	92,840
Chemring Group PLC	43,998	119,879
Cineworld Group PLC	30,551	223,959
Civitas Social Housing PLC	52,626	80,075
Clinigen Healthcare Ltd.[a]	17,527	273,669
Close Brothers Group PLC	24,181	541,245
CMC Markets PLC[d]	21,525	48,731
Conviviality PLC	25,983	120,454
Costain Group PLC	16,574	108,182
Countryside Properties PLC[d]	53,798	242,057
Countrywide PLC[a]	25,921	31,295

Security	Shares	Value
Crest Nicholson Holdings PLC	39,798	$286,087
CVS Group PLC	9,671	170,120
CYBG PLC[c]	139,285	635,013
Daily Mail & General Trust PLC Class A NVS	44,837	406,473
Dairy Crest Group PLC	22,478	188,113
Dart Group PLC	15,264	148,470
De La Rue PLC	16,131	143,369
Debenhams PLC	182,850	78,007
Dechra Pharmaceuticals PLC	14,595	498,116
Derwent London PLC	16,696	694,707
DFS Furniture PLC	33,345	93,319
Dialight PLC[a,c]	3,813	35,136
Dignity PLC	7,955	92,649
Diploma PLC	18,037	299,586
Dixons Carphone PLC	156,911	436,676
Domino’s Pizza Group PLC	76,894	369,265
Drax Group PLC	64,846	239,757
DS Smith PLC	168,510	1,206,296
Dunelm Group PLC	16,009	145,700
EI Group PLC[a]	76,551	146,307
Electrocomponents PLC	69,549	605,875
Elementis PLC	73,908	303,742
EMIS Group PLC	8,553	91,099
Empiric Student Property PLC	94,751	118,572
EnQuest PLC ADR[a,c]	175,289	93,352
Entertainment One Ltd.	54,889	252,274
Equiniti Group PLC[d]	58,090	223,865
Essentra PLC	41,910	304,844
esure Group PLC	46,129	157,172
Evraz PLC	57,062	301,616
Faroe Petroleum PLC[a]	49,572	76,133
Fenner PLC	29,334	197,810
Ferrexpo PLC	46,905	194,568
Fevertree Drinks PLC	14,670	510,689
FirstGroup PLC[a]	192,718	284,469
Forterra PLC[d]	31,599	127,841
Galliford Try PLC	13,211	205,151
GB Group PLC[c]	21,499	132,380
Genus PLC	9,744	335,326
Go-Ahead Group PLC	6,825	156,744
Gocompare.Com Group PLC	46,179	76,176
Grafton Group PLC	35,214	395,851
Grainger PLC	66,460	272,754
Great Portland Estates PLC	51,325	485,362

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Greencore Group PLC[c]	112,434	$310,980
Greene King PLC	48,445	359,612
Greggs PLC	15,743	295,289
GVC Holdings PLC	44,981	592,958
Halfords Group PLC	31,391	151,775
Halma PLC	60,210	1,093,389
Hansteen Holdings PLC	64,853	130,958
Hastings Group Holdings PLC[d]	47,145	197,239
Hays PLC	215,678	620,157
Helical PLC	15,740	71,066
Hikma Pharmaceuticals PLC[c]	23,015	316,485
Hill & Smith Holdings PLC	12,515	213,386
Hiscox Ltd.	45,153	907,927
Hochschild Mining PLC	39,826	129,693
HomeServe PLC	44,184	491,974
Hostelworld Group PLC[d]	15,155	77,153
Hotel Chocolat Group Ltd.	6,246	27,313
Howden Joinery Group PLC	98,307	649,080
Hunting PLC[a]	22,175	193,303
Hurricane Energy PLC[a]	231,292	118,670
Ibstock PLC[d]	64,771	236,717
IG Group Holdings PLC	57,800	635,364
Inchcape PLC	65,451	674,326
Indivior PLC[a]	113,677	650,982
Informa PLC	129,946	1,286,506
Inmarsat PLC	71,551	472,625
Intermediate Capital Group PLC	46,206	760,890
International Personal Finance PLC	34,912	98,499
Intu Properties PLC	138,349	443,450
iomart Group PLC	11,935	64,494
IQE PLC[a,c]	114,155	173,373
ITE Group PLC	42,246	103,691
IWG PLC	109,000	411,689
J D Wetherspoon PLC	11,794	211,155
Jackpotjoy PLC[a,c]	8,134	93,692
JD Sports Fashion PLC	69,800	363,487
John Laing Group PLC[d]	58,495	236,239
John Menzies PLC	11,780	115,420
Jupiter Fund Management PLC	69,337	583,322
Just Eat PLC[a]	85,734	993,876
Just Group PLC	112,126	234,071
Kainos Group PLC	10,149	50,513
KAZ Minerals PLC[a]	38,514	448,228
Kcom Group PLC	78,938	98,783
Keller Group PLC	11,396	161,733

Security	Shares	Value
Keywords Studios PLC	8,786	$185,913
Kier Group PLC	15,522	232,429
Ladbrokes Coral Group PLC	242,235	585,600
Laird PLC	77,129	137,211
Lancashire Holdings Ltd.	30,341	283,904
LondonMetric Property PLC	110,730	282,175
Lonmin PLC[a,c]	40,370	41,621
Lookers PLC	50,477	65,823
Luceco PLC[d]	12,731	13,325
Majestic Wine PLC[c]	8,437	54,770
Man Group PLC	263,304	813,265
Marshalls PLC	31,777	188,255
Marston’s PLC	99,914	160,554
McCarthy & Stone PLC[d]	77,079	160,360
Melrose Industries PLC	306,132	985,599
Metro Bank PLC[a,c]	11,833	611,498
Mitchells & Butlers PLC	33,149	121,243
Mitie Group PLC	57,190	144,112
Moneysupermarket.com Group PLC	85,683	412,569
Morgan Advanced Materials PLC	45,481	224,168
N Brown Group PLC	24,495	70,084
National Express Group PLC	72,054	375,635
NCC Group PLC	43,595	124,609
NewRiver REIT PLC	48,149	205,753
NEX Group PLC	51,451	433,874
NMC Health PLC	12,835	609,252
Northgate PLC	21,118	121,925
Nostrum Oil & Gas PLC[a,c]	13,419	59,347
Ocado Group PLC[a,c]	85,386	611,487
On the Beach Group PLC[d]	15,189	112,318
OneSavings Bank PLC	31,043	176,226
Ophir Energy PLC[a]	111,378	87,745
Oxford Instruments PLC	8,404	109,948
P2P Global Investments PLC/Fund	13,539	158,838
Pagegroup PLC	51,996	402,239
Pan African Resources PLC	301,031	54,623
Paragon Banking Group PLC	42,661	299,205
Pendragon PLC	227,128	73,318
Pennon Group PLC	65,665	671,021
Petra Diamonds Ltd.[a,c]	83,680	71,398
Petrofac Ltd.	41,252	310,676
Pets at Home Group PLC	67,180	170,718
Phoenix Group Holdings	58,858	639,461
Photo-Me International PLC	41,935	109,130
Playtech PLC	47,443	534,603

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Plus500 Ltd.	12,699	$203,340
Polypipe Group PLC	31,538	177,511
Premier Foods PLC[a]	104,463	60,609
Premier Oil PLC[a,c]	79,343	93,310
Primary Health Properties PLC[c]	89,967	147,896
Provident Financial PLC	23,617	226,360
Purplebricks Group PLC[a,c]	34,467	240,070
PZ Cussons PLC	44,122	196,137
QinetiQ Group PLC	90,420	264,750
Rank Group PLC	27,866	89,953
Rathbone Brothers PLC	8,155	316,129
RDI REIT PLC	215,892	107,760
Redde PLC	48,235	118,116
Redrow PLC	35,344	301,063
Renewi PLC	121,122	173,964
Renishaw PLC	5,790	409,049
Rentokil Initial PLC	289,756	1,223,781
Restaurant Group PLC (The)	31,594	114,028
Restore PLC[c]	17,017	125,835
Rightmove PLC	14,504	910,200
Rotork PLC	136,756	574,670
RPC Group PLC	65,286	790,068
RPS Group PLC	35,344	146,511
SafeCharge International Group Ltd.[c]	8,193	36,234
Safestore Holdings PLC	33,350	236,558
Saga PLC	178,704	293,770
Savills PLC	22,603	329,140
Scapa Group PLC	21,639	147,458
Schroder REIT Ltd.	81,973	73,322
Senior PLC	66,853	258,396
Serco Group PLC[a]	175,125	220,895
Shaftesbury PLC	36,297	516,162
SIG PLC	89,560	207,085
Sirius Minerals PLC[a,c]	664,301	222,564
Smart Metering Systems PLC	15,841	169,626
SOCO International PLC	31,683	51,813
Softcat PLC	17,130	128,132
SolGold PLC[a,c]	106,481	33,313
Sophos Group PLC[d]	44,309	403,262
Sound Energy PLC[a,c]	103,970	71,234
Spectris PLC	18,798	697,430
Spirax-Sarco Engineering PLC	11,597	935,894
Spire Healthcare Group PLC[d]	44,510	154,441
Sports Direct International PLC[a,c]	38,895	205,811
SSP Group PLC	74,942	649,552

Security	Shares	Value
St. Modwen Properties PLC	30,002	$175,777
Staffline Group PLC	3,084	45,610
Stagecoach Group PLC	68,239	146,723
Stallergenes Greer PLC[a]	621	26,806
Standard Life Investment Property Income Trust Ltd.	58,034	77,576
Stobart Group Ltd.	50,305	168,110
Stock Spirits Group PLC	28,524	123,310
Superdry PLC	8,437	209,122
Synthomer PLC	43,343	292,154
TalkTalk Telecom Group PLC[c]	83,684	141,613
Tate & Lyle PLC	73,430	670,175
Ted Baker PLC	4,541	193,726
Telecom Plus PLC	9,987	164,743
Telford Homes PLC	10,574	61,876
Telit Communications PLC[c]	16,012	39,210
Thomas Cook Group PLC	228,196	409,527
TP ICAP PLC	88,335	665,769
Tritax Big Box REIT PLC	213,815	453,347
Tullow Oil PLC[a]	217,927	619,032
UBM PLC	62,140	802,365
UDG Healthcare PLC	39,004	455,096
Ultra Electronics Holdings PLC	12,373	268,500
UNITE Group PLC (The)	38,045	431,192
Vectura Group PLC[a]	96,416	133,407
Vedanta Resources PLC	12,755	149,931
Vesuvius PLC	34,588	296,099
Victoria PLC[a]	14,478	168,414
Victrex PLC	13,478	489,126
Virgin Money Holdings UK PLC	45,237	179,672
Watkin Jones PLC	28,297	87,522
WH Smith PLC	17,380	528,412
William Hill PLC	135,124	595,675
Workspace Group PLC	19,561	287,903
ZPG PLC[d]	45,469	221,781

		79,874,806

TOTAL COMMON STOCKS
(Cost: $205,220,779)		245,627,882

PREFERRED STOCKS — 0.66%

GERMANY — 0.61%
Biotest AG, Preference Shares	3,121	98,172
Draegerwerk AG & Co. KGaA, Preference Shares	1,186	115,980

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Jungheinrich AG, Preference Shares	7,644	$378,806
Sartorius AG, Preference Shares	5,598	671,220
Sixt SE, Preference Shares	2,631	186,821
STO SE & Co. KGaA, Preference Shares	405	64,580

		1,515,579
ITALY — 0.05%
Buzzi Unicem SpA RSP, Preference Shares	6,447	108,905

		108,905

TOTAL PREFERRED STOCKS
(Cost: $1,162,292)		1,624,484

RIGHTS — 0.00%

SPAIN — 0.00%
Sacyr SA (Expires 02/12/18)[a]	52,787	3,584

		3,584

TOTAL RIGHTS
(Cost: $3,356)		3,584

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.52%

MONEY MARKET FUNDS — 6.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	16,092,220	$16,095,439
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	62,124	62,124

		16,157,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,156,509)		16,157,563

TOTAL INVESTMENTS IN SECURITIES — 106.33%
(Cost: $222,542,936)		263,413,513
Other Assets, Less Liabilities — (6.33)%		(15,684,365)

NET ASSETS — 100.00%		$247,729,148

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,893,708	4,198,512	[b]	—	16,092,220	$16,095,439	$206,452	[c]	$(1,575)	$(56)
BlackRock Cash Funds: Treasury, SL Agency Shares	65,262	—		(3,138)[b]	62,124	62,124	981		—	—

						$16,157,563	$207,433		$(1,575)	$(56)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$245,616,160	$11,555	$167	$245,627,882
Preferred stocks	1,624,484	—	—	1,624,484
Rights	3,584	—	—	3,584
Money market funds	16,157,563	—	—	16,157,563

Total	$263,401,791	$11,555	$167	$263,413,513

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol EAFE ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$—	$7,615,375,964
Affiliated (Note 2)	2,446,991	14,954,537	29,234,592

Total cost of investments in securities	$2,446,991	$14,954,537	$7,644,610,556

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$8,731,423,001
Affiliated (Note 2)	3,048,317	17,819,914	29,237,081
Foreign currency, at value[b]	—	—	24,245,561
Cash pledged to broker for forward currency contracts	—	640,000	—
Cash pledged to broker for futures contracts	—	—	1,841,000
Receivables:
Investment securities sold	138,517	689,815	—
Due from custodian (Note 4)	—	—	181,088
Dividends and interest	2	88	11,740,407
Unrealized appreciation on forward currency contracts (Note 1)	18,033	111,532	—
Tax reclaims	—	—	9,366,212
Foreign withholding tax claims (Note 9)	—	—	272,448

Total Assets	3,204,869	19,261,349	8,808,306,798

LIABILITIES
Payables:
Investment securities purchased	—	—	181,088
Collateral for securities on loan (Note 1)	—	—	19,749,308
Futures variation margin	—	—	117,760
Due to custodian	—	631,086	—
Unrealized depreciation on forward currency contracts (Note 1)	162,781	793,716	—
Professional fees (Note 9)	—	—	2,724
Investment advisory fees (Note 2)	78	459	1,459,784

Total Liabilities	162,859	1,425,261	21,510,664

NET ASSETS	$3,042,010	$17,836,088	$8,786,796,134

Net assets consist of:
Paid-in capital	$2,666,068	$15,839,473	$7,958,511,392
Undistributed (distributions in excess of) net investment income	(83)	(1,367)	8,236,357
Accumulated net realized loss	(80,553)	(185,211)	(300,315,373)
Net unrealized appreciation	456,578	2,183,193	1,120,363,758

NET ASSETS	$3,042,010	$17,836,088	$8,786,796,134

Shares outstanding[c]	100,000	650,000	116,600,000

Net asset value per share	$30.42	$27.44	$75.36

[a]	Securities on loan with values of $ —, $ — and $18,850,909, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $23,618,817, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI Min Vol Europe Currency Hedged ETF	iShares Edge MSCI Min Vol Europe ETF	iShares MSCI Europe Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$29,434,760	$206,386,427
Affiliated (Note 2)	2,218,376	8,220	16,156,509

Total cost of investments in securities	$2,218,376	$29,442,980	$222,542,936

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$31,545,374	$247,255,950
Affiliated (Note 2)	2,444,202	8,220	16,157,563
Foreign currency, at value[b]	—	36,279	162,542
Receivables:
Investment securities sold	114,151	—	—
Due from custodian (Note 4)	—	—	97,809
Dividends and interest	3	32,323	147,364
Unrealized appreciation on forward currency contracts (Note 1)	17,443	—	—
Capital shares sold	—	—	98,130
Tax reclaims	—	88,390	83,962

Total Assets	2,575,799	31,710,586	264,003,320

LIABILITIES
Payables:
Investment securities purchased	—	—	104,240
Collateral for securities on loan (Note 1)	—	—	16,096,111
Unrealized depreciation on forward currency contracts (Note 1)	135,804	—	—
Investment advisory fees (Note 2)	62	6,628	73,821

Total Liabilities	135,866	6,628	16,274,172

NET ASSETS	$2,439,933	$31,703,958	$247,729,148

Net assets consist of:
Paid-in capital	$2,470,785	$31,580,031	$211,146,744
Distributions in excess of net investment income	(9,584)	(70,062)	(814,302)
Accumulated net realized loss	(128,733)	(1,925,692)	(3,483,990)
Net unrealized appreciation	107,465	2,119,681	40,880,696

NET ASSETS	$2,439,933	$31,703,958	$247,729,148

Shares outstanding[c]	100,000	1,200,000	4,050,000

Net asset value per share	$24.40	$26.42	$61.17

[a]	Securities on loan with values of $ —, $ — and $15,112,360, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $35,008 and $161,947, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol EAFE ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$78,994,268
Dividends — affiliated (Note 2)	30,279	96,757	54,957
Securities lending income — affiliated — net (Note 2)	122	99	76,732

Total investment income	30,401	96,856	79,125,957

EXPENSES
Investment advisory fees (Note 2)	5,944	35,479	12,149,283

Total expenses	5,944	35,479	12,149,283
Less investment advisory fees waived (Note 2)	(5,529)	(32,678)	(4,248,506)

Net expenses	415	2,801	7,900,777

Net investment income	29,986	94,055	71,225,180

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	38,607,878
Investments — affiliated (Note 2)	17,591	78,018	(1,446)
In-kind redemptions–affiliated (Note 2)	—	210,574	—
Futures contracts	—	—	1,470,222
Foreign currency transactions	—	—	787,383
Forward currency contracts	(44,825)	(108,596)	—

Net realized gain (loss)	(27,234)	179,996	40,864,037

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	—	—	487,723,235
Investments — affiliated (Note 2)	369,098	936,067	(1,129)
Forward currency contracts	(106,322)	(336,679)	—
Futures contracts	—	—	2,501,620
Translation of assets and liabilities in foreign currencies	—	—	1,147,467

Net change in unrealized appreciation/depreciation	262,776	599,388	491,371,193

Net realized and unrealized gain	235,542	779,384	532,235,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$265,528	$873,439	$603,460,410

[a]	Net of foreign withholding tax of $ —, $ — and $4,466,383, respectively.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI Min Vol Europe Currency Hedged ETF	iShares Edge MSCI Min Vol Europe ETF	iShares MSCI Europe Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$243,228	$1,003,541
Dividends — affiliated (Note 2)	28,085	102	981
Securities lending income — affiliated — net (Note 2)	6	104	206,452

Total investment income	28,091	243,434	1,210,974

EXPENSES
Investment advisory fees (Note 2)	4,764	43,476	363,686

Total expenses	4,764	43,476	363,686
Less investment advisory fees waived (Note 2)	(4,254)	—	—

Net expenses	510	43,476	363,686

Net investment income	27,581	199,958	847,288

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(121,988)	(1,264,530)
Investments — affiliated (Note 2)	9,384	—	(1,575)
In-kind redemptions — unaffiliated	—	398,397	3,055,658
In-kind redemptions — affiliated (Note 2)	135,289	—	—
Foreign currency transactions	—	3,107	26,148
Forward currency contracts	(64,238)	—	—

Net realized gain	80,435	279,516	1,815,701

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	—	1,775,669	23,385,762
Investments — affiliated (Note 2)	20,436	—	(56)
Forward currency contracts	(32,299)	—	—
Translation of assets and liabilities in foreign currencies	—	4,407	5,079

Net change in unrealized appreciation/depreciation	(11,863)	1,780,076	23,390,785

Net realized and unrealized gain	68,572	2,059,592	25,206,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,153	$2,259,550	$26,053,774

[a]	Net of foreign withholding tax of $ —, $21,849 and $60,069, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI Europe Small-Cap ETF		iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,986	$25,181	$94,055	$646,522
Net realized gain (loss)	(27,234)	21,436	179,996	(6,782)
Net change in unrealized appreciation/depreciation	262,776	223,834	599,388	1,147,307

Net increase in net assets resulting from operations	265,528	270,451	873,439	1,787,047

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,169)	(25,081)	(95,422)	(646,942)
From net realized gain	—	(111,730)	—	(86,454)

Total distributions to shareholders	(30,169)	(136,811)	(95,422)	(733,396)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,403,084	—	—	11,102,256
Cost of shares redeemed	—	—	(1,372,965)	(2,499,061)

Net increase (decrease) in net assets from capital share transactions	1,403,084	—	(1,372,965)	8,603,195

INCREASE (DECREASE) IN NET ASSETS	1,638,443	133,640	(594,948)	9,656,846

NET ASSETS
Beginning of period	1,403,567	1,269,927	18,431,036	8,774,190

End of period	$3,042,010	$1,403,567	$17,836,088	$18,431,036

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(83)	$100	$(1,367)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	—	—	450,000
Shares redeemed	—	—	(50,000)	(100,000)

Net increase (decrease) in shares outstanding	50,000	—	(50,000)	350,000

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol EAFE ETF		iShares Edge MSCI Min Vol Europe Currency Hedged ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$71,225,180	$213,601,405	$27,581	$114,276
Net realized gain (loss)	40,864,037	(155,151,775)	80,435	(52,526)
Net change in unrealized appreciation/depreciation	491,371,193	291,002,498	(11,863)	201,151

Net increase in net assets resulting from operations	603,460,410	349,452,128	96,153	262,901

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(44,424,137)	(279,949,104)	(37,165)	(114,422)
From net realized gain	—	—	—	(266,149)
Return of capital	—	—	—	(85)

Total distributions to shareholders	(44,424,137)	(279,949,104)	(37,165)	(380,656)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	989,432,810	1,041,947,641	—	—
Cost of shares redeemed	—	(1,820,881,227)	(1,241,764)	—

Net increase (decrease) in net assets from capital share transactions	989,432,810	(778,933,586)	(1,241,764)	—

INCREASE (DECREASE) IN NET ASSETS	1,548,469,083	(709,430,562)	(1,182,776)	(117,755)

NET ASSETS
Beginning of period	7,238,327,051	7,947,757,613	3,622,709	3,740,464

End of period	$8,786,796,134	$7,238,327,051	$2,439,933	$3,622,709

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,236,357	$(18,564,686)	$(9,584)	$—

SHARES ISSUED AND REDEEMED
Shares sold	13,700,000	15,300,000	—	—
Shares redeemed	—	(29,400,000)	(50,000)	—

Net increase (decrease) in shares outstanding	13,700,000	(14,100,000)	(50,000)	—

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol Europe ETF		iShares MSCI Europe Small-Cap ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$199,958	$1,089,792	$847,288	$2,105,681
Net realized gain	279,516	430,216	1,815,701	413,759
Net change in unrealized appreciation/depreciation	1,780,076	1,276,144	23,390,785	19,577,975

Net increase in net assets resulting from operations	2,259,550	2,796,152	26,053,774	22,097,415

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(358,983)	(1,091,822)	(1,861,482)	(2,027,256)

Total distributions to shareholders	(358,983)	(1,091,822)	(1,861,482)	(2,027,256)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	38,656,837	70,392,979	90,904,689
Cost of shares redeemed	(6,306,860)	(40,380,294)	(8,502,142)	(8,774,296)

Net increase (decrease) in net assets from capital share transactions	(6,306,860)	(1,723,457)	61,890,837	82,130,393

INCREASE (DECREASE) IN NET ASSETS	(4,406,293)	(19,127)	86,083,129	102,200,552

NET ASSETS
Beginning of period	36,110,251	36,129,378	161,646,019	59,445,467

End of period	$31,703,958	$36,110,251	$247,729,148	$161,646,019

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(70,062)	$88,963	$(814,302)	$199,892

SHARES ISSUED AND REDEEMED
Shares sold	—	1,600,000	1,200,000	1,850,000
Shares redeemed	(250,000)	(1,700,000)	(150,000)	(200,000)

Net increase (decrease) in shares outstanding	(250,000)	(100,000)	1,050,000	1,650,000

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Europe Small-Cap ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Period from Oct. 29, 2015[a] to Jul. 31, 2016
Net asset value, beginning of period	$28.07	$25.40	$24.98

Income from investment operations:
Net investment income[b]	0.32	0.50	0.47
Net realized and unrealized gain[c]	2.33	4.91	0.40

Total from investment operations	2.65	5.41	0.87

Less distributions from:
Net investment income	(0.30)	(0.50)	(0.45)
Net realized gain	—	(2.24)	—

Total distributions	(0.30)	(2.74)	(0.45)

Net asset value, end of period	$30.42	$28.07	$25.40

Total return	9.50%[d]	23.55%	3.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,042	$1,404	$1,270
Ratio of expenses to average net assets[e,f]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.43%	0.43%	0.43%
Ratio of net investment income to average net assets[e]	2.17%	1.91%	2.57%
Portfolio turnover rate[g,h]	3%[d]	10%	9%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 58 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Period from Oct. 29, 2015[a] to Jul. 31, 2016
Net asset value, beginning of period	$26.33	$25.07	$25.01

Income from investment operations:
Net investment income[b]	0.14	1.18	0.64
Net realized and unrealized gain[c]	1.12	1.38	0.05

Total from investment operations	1.26	2.56	0.69

Less distributions from:
Net investment income	(0.15)	(1.08)	(0.63)
Net realized gain	—	(0.22)	—
Return of capital	—	—	(0.00)[d]

Total distributions	(0.15)	(1.30)	(0.63)

Net asset value, end of period	$27.44	$26.33	$25.07

Total return	4.77%[e]	10.59%	2.82%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,836	$18,431	$8,774
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets[f]	1.01%	4.60%	3.43%
Portfolio turnover rate[h,i]	3%[e]	10%	7%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 55 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$70.34	$67.93	$67.51	$64.98	$58.54	$51.91

Income from investment operations:
Net investment income[a]	0.65	2.04	2.09	2.13	2.47	1.95
Net realized and unrealized gain[b]	4.76	3.18	0.00 [c]	2.17	6.12	5.97

Total from investment operations	5.41	5.22	2.09	4.30	8.59	7.92

Less distributions from:
Net investment income	(0.39)	(2.81)	(1.67)	(1.77)	(2.15)	(1.29)

Total distributions	(0.39)	(2.81)	(1.67)	(1.77)	(2.15)	(1.29)

Net asset value, end of period	$75.36	$70.34	$67.93	$67.51	$64.98	$58.54

Total return	7.72%[d]	8.09%	3.19%	6.80%	14.83%	15.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,786,796	$7,238,327	$7,947,758	$3,017,737	$1,247,523	$737,553
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.31%	0.32%	0.32%	0.33%	0.33%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	n/a	0.32%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.80%	3.09%	3.19%	3.26%	3.97%	3.38%
Portfolio turnover rate[f]	10%[d]	28%	22%	23%	20%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol Europe Currency Hedged ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Period from Oct. 29, 2015[a] to Jul. 31, 2016
Net asset value, beginning of period	$24.15	$24.94	$25.10

Income from investment operations:
Net investment income[b]	0.20	0.76	0.94
Net realized and unrealized gain (loss)[c]	0.42	0.99	(0.12)

Total from investment operations	0.62	1.75	0.82

Less distributions from:
Net investment income	(0.37)	(0.76)	(0.98)
Net realized gain	—	(1.78)	—
Return of capital	—	(0.00)[d]	—

Total distributions	(0.37)	(2.54)	(0.98)

Net asset value, end of period	$24.40	$24.15	$24.94

Total return	2.57%[e]	8.31%	3.35%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,440	$3,623	$3,740
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.28%	0.28%	0.28%
Ratio of net investment income to average net assets[f]	1.62%	3.17%	5.08%
Portfolio turnover rate[h,i]	3%[e]	11%	12%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 57 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Europe ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.90	$23.31	$24.69	$24.72	$25.06

Income from investment operations:
Net investment income[b]	0.15	0.72	0.81	0.90	0.08
Net realized and unrealized gain (loss)[c]	1.66	1.61	(1.55)	(0.26)	(0.42)

Total from investment operations	1.81	2.33	(0.74)	0.64	(0.34)

Less distributions from:
Net investment income	(0.29)	(0.74)	(0.64)	(0.67)	—

Total distributions	(0.29)	(0.74)	(0.64)	(0.67)	—

Net asset value, end of period	$26.42	$24.90	$23.31	$24.69	$24.72

Total return	7.32%[d]	10.29%	(2.98)%	2.70%	(1.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,704	$36,110	$36,129	$16,048	$4,944
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.15%	3.15%	3.46%	3.71%	2.11%
Portfolio turnover rate[f]	11%[d]	36%	32%	25%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013
Net asset value, beginning of period	$53.88	$44.03	$47.18	$45.46	$39.13	$31.67

Income from investment operations:
Net investment income[a]	0.26	1.22	1.19	1.01	0.88	1.02
Net realized and unrealized gain (loss)[b]	7.61	9.56	(3.13)	1.79	6.46	7.59

Total from investment operations	7.87	10.78	(1.94)	2.80	7.34	8.61

Less distributions from:
Net investment income	(0.58)	(0.93)	(1.21)	(1.08)	(1.01)	(1.15)

Total distributions	(0.58)	(0.93)	(1.21)	(1.08)	(1.01)	(1.15)

Net asset value, end of period	$61.17	$53.88	$44.03	$47.18	$45.46	$39.13

Total return	14.70%[c]	24.74%	(4.14)%	6.34%	18.86%	27.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$247,729	$161,646	$59,445	$51,897	$45,456	$39,130
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.41%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	0.93%	2.56%	2.69%	2.28%	1.98%	2.77%
Portfolio turnover rate[e]	7%[c]	16%	20%	65%	18%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, for the years ended July 31, 2016, July 31, 2015 and July 31, 2014 were 7%, 20%, 65% and 17%, respectively. See Note 4.

See notes to financial statements.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Europe Small-Cap	Non-diversified
Edge MSCI Min Vol EAFE Currency Hedged	Non-diversified
Edge MSCI Min Vol EAFE	Diversified
Edge MSCI Min Vol Europe Currency Hedged	Non-diversified
Edge MSCI Min Vol Europe	Diversified
MSCI Europe Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the iShares Currency Hedged MSCI Europe Small-Cap ETF, iShares Edge MSCI Min Vol EAFE Currency Hedged ETF and iShares Edge MSCI Min Vol Europe Currency Hedged ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Min Vol EAFE
Credit Suisse Securities (USA) LLC	$3,042,692	$3,042,692	$—
Goldman Sachs & Co.	7,677,185	7,677,185	—
JPMorgan Securities LLC	765,489	765,489	—
Merrill Lynch, Pierce, Fenner & Smith	1,987,419	1,987,419	—
Morgan Stanley & Co. LLC	5,378,124	5,378,124	—

	$18,850,909	$18,850,909	$—

MSCI Europe Small-Cap
Barclays Capital Inc.	$428,940	$393,200	$(35,740)
Citigroup Global Markets Inc.	1,494,316	1,494,316	—
Credit Suisse Securities (USA) LLC	1,494,561	1,494,561	—
Deutsche Bank Securities Inc.	987,186	987,186	—
Goldman Sachs & Co.	4,705,079	4,705,079	—
HSBC Bank PLC	154,079	154,079	—
Jefferies LLC	56,497	56,497	—
JPMorgan Securities LLC	1,109,177	1,109,177	—
Merrill Lynch, Pierce, Fenner & Smith	646,325	646,325	—
Morgan Stanley & Co. LLC	2,901,705	2,901,705	—
Nomura Securities International Inc.	50,866	50,866	—
SG Americas Securities LLC	44,268	44,268	—
State Street Bank & Trust Company	152,347	152,347	—
UBS AG	887,014	887,014	—

	$15,112,360	$15,076,620	$(35,740)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Currency Hedged MSCI Europe Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.43%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed waive a portion of the its investment advisory fees for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI Europe Small-Cap ETF (“IEUS”), after taking into account any fee waivers by IEUS, plus 0.03%.

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.38%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares Edge MSCI Min Vol EAFE ETF (“EFAV”), after taking into account any fee waivers by EFAV, plus 0.03%.

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion, up to and including $120 billion
0.227	Over $120 billion

For the iShares Edge MSCI Min Vol EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

For its investment advisory services to the iShares Edge MSCI Min Vol Europe Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares Edge MSCI Min Vol Europe ETF (“EUMV”), after taking into account any fee waivers by EUMV, plus 0.03%.

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iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Europe	0.25%
MSCI Europe Small-Cap	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Europe Small-Cap	$31
Edge MSCI Min Vol EAFE Currency Hedged	40
Edge MSCI Min Vol EAFE	21,255
Edge MSCI Min Vol Europe Currency Hedged	1
Edge MSCI Min Vol Europe	19
MSCI Europe Small-Cap	45,835

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol EAFE	$85,364,241	$33,713,556
MSCI Europe Small-Cap	2,726,815	2,167,560

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Europe Small-Cap	$88,568	$243,185
Edge MSCI Min Vol EAFE Currency Hedged	490,753	1,068,288
Edge MSCI Min Vol EAFE	885,751,633	782,514,158
Edge MSCI Min Vol Europe Currency Hedged	97,939	233,432
Edge MSCI Min Vol Europe	3,735,568	4,079,145
MSCI Europe Small-Cap	22,084,142	12,627,503

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Europe Small-Cap	$1,399,407	$—
Edge MSCI Min Vol EAFE Currency Hedged	—	1,389,061
Edge MSCI Min Vol EAFE	908,019,460	—
Edge MSCI Min Vol Europe Currency Hedged	—	1,240,323
Edge MSCI Min Vol Europe	—	6,077,324
MSCI Europe Small-Cap	61,023,773	8,415,927

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

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iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Edge MSCI Min Vol EAFE ETF as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$2,501,620

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Edge MSCI Min Vol EAFE ETF during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,470,222	$2,501,620

The following table shows the average quarter-end balances of open futures contracts for the iShares Edge MSCI Min Vol EAFE ETF for the six months ended January 31, 2018:

Average notional value of contracts purchased	$34,434,380

6.	FORWARD CURRENCY CONTRACTS

Each currency-hedged fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of January 31, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$18,033	$111,532	$17,443

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Liabilities
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$162,781	$793,716	$135,804

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended January 31, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts	$(44,825)	$(108,596)	$(64,238)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts	$(106,322)	$(336,679)	$(32,299)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2018:

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Average notional amounts purchased in U.S. dollars	$4,596,757	$32,822,439	$5,839,413
Average notional amounts sold in U.S. dollars	$7,020,243	$50,987,892	$9,080,895

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of January 31, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged	Net Amount of Derivative Assets
iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts	$18,033	$(18,033)	$—	$—

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
Forward currency contracts	$111,532	$(111,532)	$—	$—

iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts	$17,443	$(17,443)	$—	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged [a]	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts	$162,781	$(18,033)	$—	$144,748

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
Forward currency contracts	$793,716	$(111,532)	$(640,000)	$42,184

iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts	$135,804	$(17,443)	$—	$118,361

[a]	Excess of collateral pledged is not shown for financial reporting purposes.

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
Edge MSCI Min Vol EAFE	$306,311,341	$—	$306,311,341
Edge MSCI Min Vol Europe	2,021,941	—	2,021,941
MSCI Europe Small-Cap	1,326,213	1,478,690	2,804,903

[a]	Must be utilized prior to losses subjected to expiration.

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iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Europe Small-Cap	$2,453,231	$619,359	$(169,021)	$450,338
Edge MSCI Min Vol EAFE Currency Hedged	15,005,583	2,976,909	(844,762)	2,132,147
Edge MSCI Min Vol EAFE	7,691,662,609	1,245,765,196	(174,266,103)	1,071,499,093
Edge MSCI Min Vol Europe Currency Hedged	2,258,415	243,269	(175,843)	67,426
Edge MSCI Min Vol Europe	29,664,762	3,106,342	(1,217,510)	1,888,832
MSCI Europe Small-Cap	225,720,625	45,587,592	(7,894,704)	37,692,888

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Edge MSCI Min Vol EAFE ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Europe Small-Cap	$0.285133	$—	$0.016557	$0.301690	95%	—%	5%	100%
Edge MSCI Min Vol Europe Currency Hedged	0.324017	—	0.047633	0.371650	87	—	13	100
Edge MSCI Min Vol Europe	0.238461	—	0.048725	0.287186	83	—	17	100
MSCI Europe Small-Cap	0.549897	—	0.031816	0.581713	95	—	5	100

SUPPLEMENTAL INFORMATION	75

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-713-0118

JANUARY 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Multifactor Global ETF | ACWF | NYSE Arca
➢	iShares Edge MSCI Multifactor Intl ETF | INTF | NYSE Arca
➢	iShares Edge MSCI Multifactor Intl Small-Cap ETF | ISCF | NYSE Arca
➢	iShares Edge MSCI Multifactor USA ETF | LRGF | NYSE Arca
➢	iShares Edge MSCI Multifactor USA Small-Cap ETF | SMLF | NYSE Arca

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

Performance as of January 31, 2018

The iShares Edge MSCI Multifactor Global ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 17.06%, net of fees, while the total return for the Index was 16.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.95%	30.12%	32.93%	32.95%	30.12%	32.93%
Since Inception	11.03%	11.38%	11.37%	33.53%	34.70%	34.54%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,170.60	$1.91	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector/Investment Type	Percentage of Total Investments*

Information Technology	22.22%
Industrials	15.33
Financials	14.15
Consumer Discretionary	11.94
Health Care	10.00
Materials	8.41
Real Estate	5.92
Consumer Staples	4.99
Energy	3.24
Utilities	2.72
Investment Companies	0.77
Telecommunication Services	0.31

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

United States	47.51%
Japan	10.36
China	9.29
South Korea	5.12
United Kingdom	5.04
Switzerland	2.82
France	2.53
Germany	2.44
Canada	1.76
Australia	1.70

TOTAL	88.57%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

Performance as of January 31, 2018

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 14.62%, net of fees, while the total return for the Index was 14.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.64%	31.19%	31.88%	31.64%	31.19%	31.88%
Since Inception	9.85%	9.84%	10.01%	29.65%	29.63%	30.06%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.20	$1.62	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Industrials	19.02%
Financials	18.05
Consumer Discretionary	15.38
Materials	13.53
Information Technology	10.47
Real Estate	8.08
Consumer Staples	5.49
Energy	4.39
Health Care	4.13
Utilities	1.12
Telecommunication Services	0.34

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	26.17%
United Kingdom	16.54
France	11.44
Switzerland	10.67
Germany	6.10
Hong Kong	5.84
Canada	4.94
Australia	4.09
Spain	3.81
Netherlands	2.95

TOTAL	92.55%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

Performance as of January 31, 2018

The iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 16.66%, net of fees, while the total return for the Index was 16.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.22%	37.75%	37.00%	36.22%	37.75%	37.00%
Since Inception	14.04%	14.38%	14.49%	43.78%	44.97%	45.18%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,166.60	$2.18	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Industrials	20.41%
Information Technology	15.84
Consumer Discretionary	15.23
Materials	11.35
Health Care	9.94
Financials	8.75
Real Estate	6.42
Consumer Staples	5.42
Energy	4.11
Utilities	1.91
Telecommunication Services	0.62

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/18

Country	Percentage of Total Investments*

Japan	32.48%
United Kingdom	21.84
Australia	6.03
Canada	5.15
Germany	5.01
France	4.99
Switzerland	4.99
Norway	2.81
Sweden	2.36
Hong Kong	2.18

TOTAL	87.84%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

Performance as of January 31, 2018

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 14.31%, net of fees, while the total return for the Index was 14.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.66%	23.62%	23.89%	23.66%	23.62%	23.89%
Since Inception	12.24%	12.23%	12.54%	37.59%	37.58%	38.49%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,143.10	$1.08	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Information Technology	22.28%
Industrials	14.25
Health Care	13.21
Financials	11.70
Consumer Discretionary	9.01
Utilities	7.15
Energy	6.75
Materials	5.73
Real Estate	5.54
Consumer Staples	3.99
Telecommunication Services	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Accenture PLC Class A	2.48%
Anthem Inc.	2.40
Northrop Grumman Corp.	2.30
Cigna Corp.	2.14
General Motors Co.	2.02
Applied Materials Inc.	1.99
Phillips 66	1.82
Norfolk Southern Corp.	1.78
Valero Energy Corp.	1.73
Kimberly-Clark Corp.	1.69

TOTAL	20.35%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

Performance as of January 31, 2018

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2018, the total return for the Fund was 11.51%, net of fees, while the total return for the Index was 11.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.72%	15.54%	16.12%	15.72%	15.54%	16.12%
Since Inception	12.38%	12.41%	12.83%	38.07%	38.17%	39.46%
The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.10	$1.60	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/18

Sector	Percentage of Total Investments*

Information Technology	20.12%
Health Care	19.57
Financials	15.59
Industrials	12.25
Consumer Discretionary	10.73
Materials	6.76
Real Estate	5.65
Utilities	4.13
Consumer Staples	2.55
Energy	1.61
Telecommunication Services	1.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/18

Security	Percentage of Total Investments*

Bioverativ Inc.	1.52%
WellCare Health Plans Inc.	1.30
Teradyne Inc.	1.26
Thor Industries Inc.	1.03
Great Plains Energy Inc.	0.97
Coherent Inc.	0.92
Reliance Steel & Aluminum Co.	0.87
Quanta Services Inc.	0.83
MKS Instruments Inc.	0.80
Littelfuse Inc.	0.77

TOTAL	10.27%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2017 and held through January 31, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 97.60%

AUSTRALIA — 1.70%
Aristocrat Leisure Ltd.	4,931	$95,430
BlueScope Steel Ltd.	7,280	85,477
Cochlear Ltd.	405	56,971
Dexus	9,810	75,703
Goodman Group	13,210	86,537
GPT Group (The)	13,938	56,770
Harvey Norman Holdings Ltd.	16,300	59,659
LendLease Group	4,445	57,014
Mirvac Group	30,232	53,857

		627,418
BELGIUM — 0.10%
Colruyt SA	692	38,422

		38,422
BRAZIL — 0.94%
Centrais Eletricas Brasileiras SAa	2,300	14,764
Cia. de Saneamento Basico do Estado de Sao Paulo	2,500	28,719
EDP – Energias do Brasil SA	5,000	21,645
Kroton Educacional SA	13,800	70,809
Lojas Renner SA	2,300	27,496
Odontoprev SA	2,500	13,128
Porto Seguro SA	2,500	34,876
Qualicorp SA	6,900	66,648
Sul America SA	2,750	17,627
TIM Participacoes SA	5,000	21,314
Transmissora Alianca de Energia Eletrica SA Units	4,600	29,268

		346,294
CANADA — 1.76%
CAE Inc.	2,325	43,019
Constellation Software Inc./Canada	207	134,155
First Capital Realty Inc.	485	8,132
Industrial Alliance Insurance & Financial Services Inc.	970	46,561
Jean Coutu Group PJC Inc. (The) Class A	560	11,064
Linamar Corp.	255	15,096
Magna International Inc.	3,502	200,555
Metro Inc.	2,862	96,018
Teck Resources Ltd. Class B	3,266	95,090

		649,690

Security	Shares	Value
CHILE — 0.21%
Aguas Andinas SA Series A	77,165	$52,108
Enel Generacion Chile SA	27,570	26,363

		78,471
CHINA — 9.27%
AAC Technologies Holdings Inc.	11,500	192,317
Agricultural Bank of China Ltd. Class H	207,000	127,035
ANTA Sports Products Ltd.	25,000	120,502
Autohome Inc. ADR	1,058	88,110
Brilliance China Automotive Holdings Ltd.	46,000	117,625
China Construction Bank Corp. Class H	575,000	663,112
China Huarong Asset Management Co. Ltd. Class Hb	73,000	36,867
China Resources Land Ltd.[c]	46,000	183,495
China Shenhua Energy Co. Ltd. Class H	46,000	143,209
China Vanke Co. Ltd. Class H	23,000	112,626
Country Garden Holdings Co. Ltd.	50,000	107,525
CSPC Pharmaceutical Group Ltd.	50,000	110,977
Dongfeng Motor Group Co. Ltd. Class H	50,000	65,333
Fosun International Ltd.	37,500	88,603
Geely Automobile Holdings Ltd.	46,000	147,326
Guangdong Investment Ltd.	50,000	74,411
Haitian International Holdings Ltd.	25,000	78,150
Hanergy Thin Film Power Group Ltd.[a,d]	659	—
Industrial & Commercial Bank of China Ltd. Class H	50,000	47,306
Lee & Man Paper Manufacturing Ltd.	23,000	27,113
Longfor Properties Co. Ltd.	12,500	40,833
New Oriental Education & Technology Group Inc. ADR	1,200	110,508
Nine Dragons Paper Holdings Ltd.	23,000	35,817
Shanghai Industrial Holdings Ltd.	25,000	73,196
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,500	19,657
Sihuan Pharmaceutical Holdings Group Ltd.	50,000	19,178
Sino Biopharmaceutical Ltd.	69,000	127,212
Sino-Ocean Group Holding Ltd.	25,000	20,680
TAL Education Group Class A ADR	2,936	95,626
Weibo Corp. ADR[a]	782	101,324
Yum China Holdings Inc.	3,190	147,984
YY Inc. ADR[a]	759	100,917

		3,424,574

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Security	Shares	Value
COLOMBIA — 0.02%
Interconexion Electrica SA ESP	1,660	$8,388

		8,388
CZECH REPUBLIC — 0.06%
Moneta Money Bank ASb	5,290	22,044

		22,044
DENMARK — 0.67%
Coloplast A/S Class B	1,202	107,158
Orsted A/Sb	1,311	79,878
Tryg A/S	200	4,884
William Demant Holding A/Sa	1,762	55,861

		247,781
FINLAND — 0.29%
Elisa OYJ	1,915	81,731
Orion OYJ Class B	660	26,557

		108,288
FRANCE — 2.52%
Amundi SAb	943	89,281
Arkema SA	585	74,990
Atos SE	815	128,941
Casino Guichard Perrachon SA	230	13,492
Cie. Generale des Etablissements Michelin Class B	1,482	237,791
CNP Assurances	1,150	29,569
Faurecia	276	24,886
Ipsen SA	460	64,726
Renault SA	483	53,292
SCOR SE	1,762	79,130
SEB SA	150	31,094
Thales SA	920	103,561

		930,753
GERMANY — 2.17%
Covestro AGb	1,045	120,522
Deutsche Lufthansa AG Registered	2,120	75,902
Fraport AG Frankfurt Airport Services Worldwide	508	60,272
Hannover Rueck SE	610	83,666
Henkel AG & Co. KGaA	691	86,770
HUGO BOSS AG	506	46,633
K+S AG Registered[c]	506	14,259
MTU Aero Engines AG	391	70,287
Osram Licht AG	867	75,993
RTL Group SAa	437	37,182
Uniper SE	2,392	71,605

Security	Shares	Value
Wirecard AG	483	$60,350

		803,441
GREECE — 0.01%
FF Group[a]	165	3,963

		3,963
HONG KONG — 1.63%
ASM Pacific Technology Ltd.	2,500	34,137
CK Asset Holdings Ltd.	23,000	219,518
NWS Holdings Ltd.	25,000	48,712
Sino Land Co. Ltd.	50,000	92,182
Swire Properties Ltd.	15,000	52,452
WH Group Ltd.[b]	80,500	99,732
Yue Yuen Industrial Holdings Ltd.	12,500	56,415

		603,148
HUNGARY — 0.17%
MOL Hungarian Oil & Gas PLC	815	10,004
Richter Gedeon Nyrt	2,095	54,098

		64,102
INDONESIA — 0.39%
Adaro Energy Tbk PT	171,000	31,292
Bank Danamon Indonesia Tbk PT	35,500	18,959
Pakuwon Jati Tbk PT	76,500	4,057
Surya Citra Media Tbk PT	46,000	9,242
United Tractors Tbk PT	28,000	81,353

		144,903
ITALY — 0.13%
Recordati SpA	560	25,582
UnipolSai Assicurazioni SpA	8,765	22,722

		48,304
JAPAN — 10.34%
Alfresa Holdings Corp.	5,000	121,799
Asahi Kasei Corp.	16,100	210,109
Brother Industries Ltd.	2,500	63,923
Daicel Corp.	5,000	60,556
Daito Trust Construction Co. Ltd.	100	17,466
Daiwa House Industry Co. Ltd.	4,600	181,421
Hachijuni Bank Ltd. (The)	11,500	68,059
Hakuhodo DY Holdings Inc.	2,500	37,516
Hitachi Metals Ltd.	2,500	33,965
Iida Group Holdings Co. Ltd.	2,500	49,494
ITOCHU Corp.	13,800	270,425
Japan Airlines Co. Ltd.	2,500	94,201
JFE Holdings Inc.	6,900	163,627
Kakaku.com Inc.	2,500	43,768

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Security	Shares	Value
Koito Manufacturing Co. Ltd.	2,300	$161,614
Kuraray Co. Ltd.	6,900	128,954
Marubeni Corp.	20,700	155,162
Mebuki Financial Group Inc.	16,100	73,011
Medipal Holdings Corp.	2,500	48,921
MISUMI Group Inc.	2,300	69,218
Mitsubishi Chemical Holdings Corp.	13,800	149,751
Mitsubishi Gas Chemical Co. Inc.	2,300	64,899
Mitsubishi Tanabe Pharma Corp.	6,900	141,028
Nexon Co. Ltd.[a]	2,500	83,024
Nippon Electric Glass Co. Ltd.	2,300	94,503
Nisshin Seifun Group Inc.	2,500	50,089
Nomura Real Estate Master Fund Inc.	50	69,626
Obayashi Corp.	6,900	82,935
Sekisui Chemical Co. Ltd.	6,900	131,483
Stanley Electric Co. Ltd.	2,500	101,347
Start Today Co. Ltd.	2,500	73,405
Sumitomo Heavy Industries Ltd.	2,300	104,828
Taiheiyo Cement Corp.	2,500	106,156
Taisei Corp.	2,300	116,944
Toppan Printing Co. Ltd.	1,000	9,390
Tosoh Corp.	4,600	105,355
Tsuruha Holdings Inc.	100	13,925
Yamada Denki Co. Ltd.	7,500	44,455
Yaskawa Electric Corp.	2,300	118,419
Yokogawa Electric Corp.	5,000	106,088

		3,820,859
MALAYSIA — 0.20%
AirAsia Bhd	12,500	13,277
Alliance Bank Malaysia Bhd	3,900	4,332
PPB Group Bhd[c]	12,500	55,994

		73,603
NETHERLANDS — 0.60%
AerCap Holdings NVa	1,300	70,330
NN Group NV	3,190	151,010

		221,340
POLAND — 0.18%
Grupa Azoty SA	460	9,760
Jastrzebska Spolka Weglowa SAa	1,104	32,177
PGE Polska Grupa Energetyczna SAa	4,784	17,071
Tauron Polska Energia SAa	7,728	7,027

		66,035

Security	Shares	Value
RUSSIA — 1.28%
Lukoil PJSC ADR	4,060	$268,041
Surgutneftegas OJSC ADR	10,005	50,926
Tatneft PJSC ADR	2,532	153,439

		472,406
SINGAPORE — 0.26%
UOL Group Ltd.	5,000	34,945
Wilmar International Ltd.	12,500	30,553
Yangzijiang Shipbuilding Holdings Ltd.	25,500	31,164

		96,662
SOUTH AFRICA — 0.19%
Exxaro Resources Ltd.	1,635	19,706
Mondi Ltd.	970	25,844
NEPI Rockcastle PLC	805	10,908
SPAR Group Ltd. (The)	790	13,639

		70,097
SOUTH KOREA — 4.37%
BGF retail Co. Ltd.[a]	47	9,683
BNK Financial Group Inc.	1,430	14,195
DB Insurance Co. Ltd.	460	31,188
E-MART Inc.	200	54,502
GS Holdings Corp.	255	16,573
Hana Financial Group Inc.	1,889	92,164
Hankook Tire Co. Ltd.	535	26,804
Hanwha Chemical Corp.[a]	765	25,217
Hanwha Life Insurance Co. Ltd.	2,015	14,171
Hyundai Engineering & Construction Co. Ltd.	660	26,515
Hyundai Marine & Fire Insurance Co. Ltd.	660	28,647
Hyundai Steel Co.	506	27,009
LG Corp.	1,275	106,384
LG Display Co. Ltd.	1,890	56,991
Samsung Electronics Co. Ltd.	322	752,343
SK Hynix Inc.	4,646	319,784
SK Telecom Co. Ltd.	50	12,432

		1,614,602
SPAIN — 0.23%
International Consolidated Airlines Group SA	4,340	39,576
Mapfre SA	12,595	44,890

		84,466

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Security	Shares	Value
SWEDEN — 0.06%
ICA Gruppen AB	330	$12,932
L E Lundbergforetagen AB Class B	100	8,097

		21,029
SWITZERLAND — 2.82%
Adecco Group AG Registered	782	64,438
Baloise Holding AG Registered	355	58,161
Barry Callebaut AG Registered	25	51,259
EMS-Chemie Holding AG Registered	69	50,770
Geberit AG Registered	280	132,831
Kuehne + Nagel International AG Registered	512	94,127
Partners Group Holding AG	161	125,305
Schindler Holding AG Participation Certificates	207	51,973
Schindler Holding AG Registered	207	50,459
Sika AG Bearer	23	199,543
Straumann Holding AG Registered	75	57,363
Swiss Life Holding AG Registered	276	103,767

		1,039,996
TAIWAN — 1.68%
AU Optronics Corp.	138,000	65,815
China Life Insurance Co. Ltd./Taiwan	23,000	23,674
Compal Electronics Inc.	23,000	17,124
Foxconn Technology Co. Ltd.	25,020	71,595
Innolux Corp.	100,000	47,177
Inventec Corp.	25,000	20,415
Lite-On Technology Corp.	4,000	5,874
Macronix International[a]	23,000	36,064
Novatek Microelectronics Corp.	25,000	105,076
Shin Kong Financial Holding Co. Ltd.	150,408	55,218
Synnex Technology International Corp.	25,000	35,383
Taiwan Business Bank	138,370	41,019
Teco Electric and Machinery Co. Ltd.	25,000	24,103
United Microelectronics Corp.	100,000	48,893
Wistron Corp.	25,503	21,438

		618,868
THAILAND — 0.49%
Central Pattana PCL NVDR	7,500	19,875
Delta Electronics Thailand PCL NVDR	7,500	18,439
Electricity Generating PCL NVDR	2,500	17,401
KCE Electronics PCL NVDR	6,900	16,413
Robinson PCL NVDR	7,500	17,182
Siam Cement PCL (The) Foreign	2,500	39,272

Security	Shares	Value
Thai Oil PCL NVDR	12,500	$40,908
Thai Union Group PCL NVDR	15,000	9,914

		179,404
TURKEY — 0.28%
Aselsan Elektronik Sanayi ve TAS	3,525	31,234
Eregli Demir ve Celik Fabrikalari TAS	21,720	57,609
Ford Otomotiv Sanayi AS	529	8,461
Tupras Turkiye Petrol Rafinerileri AS	255	7,844

		105,148
UNITED ARAB EMIRATES — 0.14%
Aldar Properties PJSC	20,861	13,006
DAMAC Properties Dubai Co. PJSC	29,440	26,850
Dubai Islamic Bank PJSC	8,096	13,445

		53,301
UNITED KINGDOM — 5.03%
3i Group PLC	9,530	126,225
Admiral Group PLC	2,047	53,794
Aptiv PLC	2,220	210,634
Ashtead Group PLC	4,085	122,281
Babcock International Group PLC	280	2,731
BAE Systems PLC	25,992	219,554
Barratt Developments PLC	7,845	65,285
Berkeley Group Holdings PLC	1,020	57,526
Coca-Cola HBC AG	1,480	49,796
Croda International PLC	1,071	68,292
GKN PLC	12,827	77,121
Hargreaves Lansdown PLC	2,630	69,470
IMI PLC	2,172	41,049
Intertek Group PLC	890	63,585
J Sainsbury PLC	13,623	48,916
Meggitt PLC	6,467	42,690
Mondi PLC	3,092	82,531
Persimmon PLC	2,475	88,060
Sage Group PLC (The)	9,685	103,184
Segro PLC	9,505	78,585
Taylor Wimpey PLC	30,305	82,140
TUI AG	2,254	51,060
Wm Morrison Supermarkets PLC	16,890	53,321

		1,857,830
UNITED STATES — 47.41%
Accenture PLC Class A	4,071	654,210
Aflac Inc.	3,270	288,414
AGCO Corp.	692	50,253
Agilent Technologies Inc.	1,656	121,600

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Security	Shares	Value
Albemarle Corp.	970	$108,242
Align Technology Inc.[a]	635	166,370
Alliant Energy Corp.	2,277	90,511
Ameren Corp.	1,580	89,475
American Financial Group Inc./OH	890	100,873
Anthem Inc.	1,710	423,823
AO Smith Corp.	1,095	73,124
Applied Materials Inc.	7,015	376,214
Arch Capital Group Ltd.[a]	1,202	109,310
Archer-Daniels-Midland Co.	4,907	210,756
Arista Networks Inc.[a]	355	97,916
Arrow Electronics Inc.[a]	767	62,388
Athene Holding Ltd. Class Aa	828	41,532
Atmos Energy Corp.	1,020	84,558
Autoliv Inc.	766	116,593
Avery Dennison Corp.	742	91,029
Avnet Inc.	1,095	46,538
Axis Capital Holdings Ltd.	690	34,866
Best Buy Co. Inc.	2,375	173,517
BorgWarner Inc.	322	18,116
Broadridge Financial Solutions Inc.	865	83,395
Bunge Ltd.	1,150	91,344
CA Inc.	2,400	86,040
Cadence Design Systems Inc.[a]	1,735	77,832
Camden Property Trust	790	68,382
CDW Corp./DE	1,120	83,765
Celanese Corp. Series A	1,227	132,712
CH Robinson Worldwide Inc.	1,175	107,465
Chemours Co. (The)	299	15,434
Cigna Corp.	2,097	436,910
Citizens Financial Group Inc.	4,165	191,173
Cognex Corp.	1,058	65,987
Comerica Inc.	1,405	133,784
Cooper Companies Inc. (The)	414	101,293
Corning Inc.	7,636	238,396
Cummins Inc.	575	108,100
Darden Restaurants Inc.	995	95,371
Dell Technologies Inc. Class Va	1,810	129,777
East West Bancorp. Inc.	1,070	70,524
Eastman Chemical Co.	1,020	101,164
Eaton Vance Corp. NVS	945	54,621
Expeditors International of Washington Inc.	1,580	102,621
F5 Networks Inc.[a]	612	88,458
Flex Ltd.[a,c]	4,650	83,746

Security	Shares	Value
FLIR Systems Inc.	1,175	$60,172
FNF Group	1,992	77,648
Fortive Corp.	2,375	180,547
Gap Inc. (The)	1,518	50,458
General Dynamics Corp.	1,679	373,544
Genuine Parts Co.	1,200	124,884
Hewlett Packard Enterprise Co.	13,720	225,008
Hormel Foods Corp.	2,425	83,250
Huntington Ingalls Industries Inc.	430	102,142
IDEX Corp.	230	33,000
Ingredion Inc.	610	87,620
International Flavors & Fragrances Inc.	717	107,765
Intuit Inc.	1,702	285,766
Intuitive Surgical Inc.[a]	713	307,781
IPG Photonics Corp.[a]	230	57,948
Jack Henry & Associates Inc.	380	47,371
Jacobs Engineering Group Inc.	1,300	90,298
JB Hunt Transport Services Inc.	391	47,245
Jones Lang LaSalle Inc.	437	68,325
Kimberly-Clark Corp.	3,220	376,740
KLA-Tencor Corp.	1,127	123,745
Kohl’s Corp.	667	43,202
L3 Technologies Inc.	635	134,912
Laboratory Corp. of America Holdings[a]	792	138,204
Lam Research Corp.	1,081	207,033
Lear Corp.	585	112,987
Leggett & Platt Inc.	1,382	64,277
Leidos Holdings Inc.	1,052	70,063
Liberty Property Trust	3,105	128,578
Lincoln National Corp.	2,072	171,562
Loews Corp.	510	26,342
LyondellBasell Industries NV Class A	2,707	324,407
ManpowerGroup Inc.	635	83,433
Marvell Technology Group Ltd.	4,062	94,766
Maxim Integrated Products Inc.	1,940	118,340
Mettler-Toledo International Inc.[a]	230	155,310
Michael Kors Holdings Ltd.[a]	1,482	97,812
National Retail Properties Inc.	1,095	43,450
Northrop Grumman Corp.	1,382	470,612
NVIDIA Corp.	3,289	808,436
NVR Inc.[a]	25	79,454
OGE Energy Corp.	2,300	74,060
Old Dominion Freight Line Inc.	483	70,735
Owens Corning	736	68,426
Packaging Corp. of America	913	114,700

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Security	Shares	Value
Paychex Inc.	2,607	$177,928
Pinnacle West Capital Corp.	1,047	83,708
Principal Financial Group Inc.	2,351	158,928
Public Storage	1,275	249,594
Quest Diagnostics Inc.	1,152	121,905
Raymond James Financial Inc.	970	93,498
Raytheon Co.	75	15,671
Regions Financial Corp.	9,760	187,685
Reinsurance Group of America Inc.	485	75,975
ResMed Inc.	1,120	112,885
Robert Half International Inc.	1,095	63,379
Rockwell Automation Inc.	1,072	211,495
Rockwell Collins Inc.	322	44,594
Rollins Inc.	1,785	88,072
Ross Stores Inc.	3,370	277,654
SEI Investments Co.	1,127	84,694
Southwest Airlines Co.	1,407	85,546
Synopsys Inc.[a]	1,250	115,762
T Rowe Price Group Inc.	1,012	112,970
TE Connectivity Ltd.	2,530	259,401
Teleflex Inc.	355	98,601
Textron Inc.	2,040	119,687
Torchmark Corp.	1,072	97,391
Tyson Foods Inc. Class A	2,507	190,808
UGI Corp.	1,637	74,925
United Therapeutics Corp.[a]	510	65,790
Universal Health Services Inc. Class B	740	89,910
Unum Group	2,017	107,284
Valero Energy Corp.	3,880	372,364
Varian Medical Systems Inc.[a]	690	87,975
Voya Financial Inc.	1,480	76,827
WABCO Holdings Inc.[a]	510	78,739
Waters Corp.[a]	660	142,303
Westar Energy Inc.	1,120	57,859
WR Berkley Corp.	1,150	83,927
XL Group Ltd.	1,932	71,175
Zions BanCorp.	1,635	88,339

		17,516,128

TOTAL COMMON STOCKS
(Cost: $30,379,763)		36,061,758

PREFERRED STOCKS — 1.42%

BRAZIL — 0.42%
Itausa-Investimentos Itau SA, Preference Shares	37,021	154,890

		154,890

Security	Shares	Value
GERMANY — 0.26%
Fuchs Petrolub SE, Preference Shares	175	$9,592
Porsche Automobil Holding SE, Preference Shares	943	87,401

		96,993
SOUTH KOREA — 0.74%
Samsung Electronics Co. Ltd., Preference Shares	138	272,549

		272,549

TOTAL PREFERRED STOCKS
(Cost: $401,511)		524,432

INVESTMENT COMPANIES — 0.77%

INDIA — 0.77%
iShares MSCI India ETF[e]	7,613	283,584

		283,584

TOTAL INVESTMENT COMPANIES
(Cost: $234,813)		283,584

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	249,781	249,831
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	25,550	25,550

		275,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $275,368)		275,381

TOTAL INVESTMENTS IN SECURITIES — 100.54%
(Cost: $31,291,455)		37,145,155
Other Assets, Less Liabilities — (0.54)%		(197,973)

NET ASSETS — 100.00%		$36,947,182

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	247,268	2,513	[b]	—	249,781	$249,831	$1,931	[c]	$(21)	$11
BlackRock Cash Funds: Treasury, SL Agency Shares	7,882	17,668	[b]	—	25,550	25,550	175		—	—
iShares MSCI India ETF	5,409	3,206		(1,002)	7,613	283,584	1,595		(587)	18,729

						$558,965	$3,701		$(608)	$18,740

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$36,061,758	$—	$—	[a]	$36,061,758
Preferred stocks	524,432	—	—		524,432
Investment companies	283,584	—	—		283,584
Money market funds	275,381	—	—		275,381

Total	$37,145,155	$—	$—	[a]	$37,145,155

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 98.72%

AUSTRALIA — 4.08%
Aristocrat Leisure Ltd.	177,694	$3,438,917
Bendigo & Adelaide Bank Ltd.	159,340	1,510,889
BlueScope Steel Ltd.	184,698	2,168,609
Cochlear Ltd.	18,820	2,647,405
Dexus	334,266	2,579,503
Flight Centre Travel Group Ltd.[a]	17,772	734,367
Fortescue Metals Group Ltd.	475,451	1,909,582
GPT Group (The)	594,537	2,421,575
Harvey Norman Holdings Ltd.	184,705	676,033
LendLease Group	183,080	2,348,265
Mirvac Group	1,221,839	2,176,645
REA Group Ltd.	16,747	998,759

		23,610,549
AUSTRIA — 0.53%
OMV AG	47,764	3,085,775

		3,085,775
BELGIUM — 0.75%
Ageas	62,143	3,293,220
Colruyt SA	19,257	1,069,208

		4,362,428
CANADA — 4.93%
CAE Inc.	89,208	1,650,586
Cameco Corp.	130,771	1,206,609
CI Financial Corp.	84,080	2,029,269
Constellation Software Inc./Canada	6,724	4,357,761
Industrial Alliance Insurance & Financial Services Inc.	35,089	1,684,306
Jean Coutu Group PJC Inc. (The) Class A	23,976	473,716
Linamar Corp.	15,995	946,910
Magna International Inc.	115,539	6,616,758
Metro Inc.	74,779	2,508,786
Teck Resources Ltd. Class B	187,830	5,468,711
West Fraser Timber Co. Ltd.	22,518	1,579,573

		28,522,985
DENMARK — 1.62%
Coloplast A/S Class B	39,179	3,492,808
Orsted A/Sb	61,632	3,755,155
Tryg A/S	36,925	901,771
William Demant Holding A/Sc	38,272	1,213,337

		9,363,071

Security	Shares	Value
FINLAND — 0.55%
Elisa OYJ	46,118	$1,968,289
Orion OYJ Class B	30,492	1,226,929

		3,195,218
FRANCE — 11.41%
Amundi SAb	19,088	1,807,195
Arkema SA	22,817	2,924,859
Atos SE	31,202	4,936,478
AXA SA	425,523	14,044,879
BioMerieux	13,116	1,246,686
Casino Guichard Perrachon SA	18,433	1,081,324
Cie. Generale des Etablissements Michelin Class B	56,117	9,004,122
CNP Assurances	58,335	1,499,926
Faurecia	23,976	2,161,854
Ipsen SA	12,276	1,727,326
Peugeot SA	192,202	4,331,392
Renault SA	62,907	6,940,914
SCOR SE	58,261	2,616,461
SEB SA	7,534	1,561,745
Thales SA	35,063	3,946,902
Valeo SA	78,717	6,226,920

		66,058,983
GERMANY — 5.07%
Covestro AGb	39,812	4,591,581
Deutsche Lufthansa AG Registered	77,441	2,772,610
Fraport AG Frankfurt Airport Services Worldwide	7,271	862,670
Hannover Rueck SE	20,043	2,749,040
HUGO BOSS AG	20,921	1,928,092
K+S AG Registered[a]	63,844	1,799,052
METRO AGa,c	59,594	1,299,187
MTU Aero Engines AG	16,832	3,025,750
Osram Licht AG	27,939	2,448,881
RTL Group SAc	13,221	1,124,906
Uniper SE	65,204	1,951,907
Wirecard AG	38,220	4,775,542

		29,329,218
HONG KONG — 5.82%
ASM Pacific Technology Ltd.	89,600	1,223,466
CK Asset Holdings Ltd.	855,000	8,160,347
First Pacific Co. Ltd./Hong Kong	664,000	473,713
HK Electric Investments & HK Electric Investments Ltd.[b]	824,000	761,690

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2018

Security	Shares	Value
Hysan Development Co. Ltd.	204,000	$1,139,789
Minth Group Ltd.	380,000	2,147,428
NWS Holdings Ltd.	520,000	1,013,214
Sino Land Co. Ltd.	1,140,000	2,101,759
Sun Hung Kai Properties Ltd.	380,000	6,602,612
Swire Properties Ltd.	342,000	1,195,903
Techtronic Industries Co. Ltd.	448,000	2,984,204
WH Group Ltd.[b]	2,850,000	3,530,867
Wharf Holdings Ltd. (The)	263,000	1,077,697
Yue Yuen Industrial Holdings Ltd.	285,000	1,286,270

		33,698,959
ISRAEL — 1.11%
Bank Hapoalim BM	352,014	2,642,608
Bank Leumi Le-Israel BM	466,642	2,877,770
Mizrahi Tefahot Bank Ltd.	45,932	897,466

		6,417,844
ITALY — 0.42%
Recordati SpA	34,123	1,558,795
UnipolSai Assicurazioni SpA	343,026	889,263

		2,448,058
JAPAN — 26.10%
Aeon Mall Co. Ltd.	40,400	888,648
Air Water Inc.	57,000	1,217,232
Alfresa Holdings Corp.	60,600	1,476,207
Asahi Kasei Corp.	399,000	5,207,050
Bank of Kyoto Ltd. (The)	23,114	1,293,816
Brother Industries Ltd.	80,800	2,065,987
Chiba Bank Ltd. (The)	212,000	1,833,429
Daicel Corp.	101,000	1,223,233
Daifuku Co. Ltd.	33,200	2,220,329
Daito Trust Construction Co. Ltd.	21,600	3,772,654
Daiwa House Industry Co. Ltd.	184,100	7,260,780
Disco Corp.	7,216	1,688,394
Hachijuni Bank Ltd. (The)	141,400	836,832
Hikari Tsushin Inc.	3,900	566,305
Hitachi Chemical Co. Ltd.	40,400	1,030,032
Hitachi High-Technologies Corp.	20,200	947,497
Hitachi Ltd.	1,520,000	12,064,752
Hitachi Metals Ltd.	80,800	1,097,764
Idemitsu Kosan Co. Ltd.	42,900	1,603,518
Iida Group Holdings Co. Ltd.	60,600	1,199,731
Inpex Corp.	311,100	4,044,257
ITOCHU Corp.	494,000	9,680,418
Japan Airlines Co. Ltd.	40,400	1,522,287
JSR Corp.	76,000	1,799,130

Security	Shares	Value
JXTG Holdings Inc.	1,010,800	$6,702,552
Kajima Corp.	380,000	3,756,310
Kamigumi Co. Ltd.	38,000	833,420
Kaneka Corp.	36,000	333,764
Koito Manufacturing Co. Ltd.	40,400	2,838,789
Konami Holdings Corp.	25,700	1,469,177
Konica Minolta Inc.	161,600	1,607,783
Kuraray Co. Ltd.	121,200	2,265,109
Kyushu Financial Group Inc.	46,000	275,187
Marubeni Corp.	542,300	4,064,952
Maruichi Steel Tube Ltd.	20,200	606,990
Mebuki Financial Group Inc.	331,300	1,502,391
Medipal Holdings Corp.	60,600	1,185,851
Mitsubishi Chemical Holdings Corp.	465,600	5,052,478
Mitsubishi Gas Chemical Co. Inc.	60,600	1,709,935
Mixi Inc.	20,200	891,054
Nabtesco Corp.	38,000	1,792,863
Nexon Co. Ltd.[c]	58,200	1,932,802
NH Foods Ltd.	43,000	1,032,898
Nippon Electric Glass Co. Ltd.	25,048	1,029,181
Nippon Express Co. Ltd.	19,000	1,364,665
Nisshin Seifun Group Inc.	70,800	1,418,530
Obayashi Corp.	221,200	2,658,737
Obic Co. Ltd.	19,000	1,477,807
Oracle Corp. Japan	8,000	643,489
Otsuka Corp.	20,200	1,693,280
Sekisui Chemical Co. Ltd.	133,000	2,534,378
Shimizu Corp.	171,000	1,749,869
Sompo Holdings Inc.	102,400	4,095,812
Stanley Electric Co. Ltd.	40,400	1,637,763
Start Today Co. Ltd.	64,964	1,907,468
Sumitomo Heavy Industries Ltd.	40,400	1,841,327
Sumitomo Rubber Industries Ltd.	60,600	1,175,303
Sundrug Co. Ltd.	20,200	868,847
Suzuken Co. Ltd./Aichi Japan	20,200	859,594
Taisei Corp.	62,000	3,152,398
Teijin Ltd.	57,000	1,259,008
THK Co. Ltd.	38,000	1,573,542
Toppan Printing Co. Ltd.	202,000	1,896,844
Tosoh Corp.	101,000	2,313,224
Toyo Seikan Group Holdings Ltd.	52,000	838,441
Toyo Suisan Kaisha Ltd.	21,600	875,636
Toyoda Gosei Co. Ltd.	20,200	535,743
Tsuruha Holdings Inc.	14,400	2,005,222
Yamada Denki Co. Ltd.	210,100	1,245,336

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2018

Security	Shares	Value
Yamaguchi Financial Group Inc.	26,000	$304,411
Yokogawa Electric Corp.	80,800	1,714,377

		151,064,819
NETHERLANDS — 2.95%
Aegon NV	582,276	3,995,341
AerCap Holdings NVc	14,200	768,220
Koninklijke Ahold Delhaize NV	165,583	3,706,763
Koninklijke Vopak NV	23,435	1,062,376
NN Group NV	99,805	4,724,621
Randstad Holding NV	39,439	2,794,580

		17,051,901
PORTUGAL — 0.30%
Jeronimo Martins SGPS SA	80,576	1,721,977

		1,721,977
SINGAPORE — 1.23%
CapitaLand Ltd.	836,000	2,452,062
City Developments Ltd.	141,400	1,432,145
UOL Group Ltd.	152,000	1,062,328
Wilmar International Ltd.	522,100	1,276,138
Yangzijiang Shipbuilding Holdings Ltd.	712,000	870,150

		7,092,823
SPAIN — 3.79%
Amadeus IT Group SA	143,336	11,156,484
International Consolidated Airlines Group SA	204,956	1,868,972
Mapfre SA	364,858	1,300,387
Repsol SA	404,401	7,634,827

		21,960,670
SWEDEN — 0.92%
Boliden AB	89,798	3,267,461
ICA Gruppen AB	26,119	1,023,544
L E Lundbergforetagen AB Class B	12,666	1,025,600

		5,316,605
SWITZERLAND — 10.64%
Adecco Group AG Registered	53,653	4,421,063
Baloise Holding AG Registered	16,271	2,665,742
Barry Callebaut AG Registered	708	1,451,644
EMS-Chemie Holding AG Registered	2,713	1,996,226
Geberit AG Registered	12,181	5,778,637
Kuehne + Nagel International AG Registered	17,743	3,261,918
Lonza Group AG Registered	6,840	1,904,987
Pargesa Holding SA Bearer	12,234	1,117,326
Partners Group Holding AG	5,784	4,501,639

Security	Shares	Value
Schindler Holding AG Participation Certificates	13,367	$3,356,129
Schindler Holding AG Registered	6,651	1,621,253
SGS SA Registered	1,710	4,604,271
Sika AG Bearer	620	5,378,980
Sonova Holding AG Registered	17,020	2,748,173
Straumann Holding AG Registered	3,340	2,554,583
Swiss Life Holding AG Registered	10,593	3,982,631
Swiss Re AG	103,776	10,248,103

		61,593,305
UNITED KINGDOM — 16.50%
3i Group PLC	318,839	4,223,015
Admiral Group PLC	65,636	1,724,881
Anglo American PLC	438,998	10,666,401
Ashtead Group PLC	164,396	4,921,056
Babcock International Group PLC	68,420	667,455
BAE Systems PLC	1,050,242	8,871,372
Barratt Developments PLC	334,068	2,780,060
Berkeley Group Holdings PLC	42,850	2,416,676
Coca-Cola HBC AG	60,304	2,028,971
Croda International PLC	43,242	2,757,315
Direct Line Insurance Group PLC	454,686	2,387,843
GKN PLC	567,556	3,412,390
IMI PLC	90,554	1,711,384
Intertek Group PLC	52,873	3,777,448
Investec PLC	213,067	1,657,366
J Sainsbury PLC	548,723	1,970,287
Johnson Matthey PLC	64,086	3,153,220
Legal & General Group PLC	1,339,700	5,155,257
Meggitt PLC	258,852	1,708,723
Mondi PLC	121,084	3,231,960
Old Mutual PLC	1,627,425	5,410,787
Persimmon PLC	101,664	3,617,175
Royal Mail PLC	294,380	1,965,436
Sage Group PLC (The)	354,954	3,781,680
Smiths Group PLC	130,959	2,976,891
Taylor Wimpey PLC	1,084,404	2,939,199
TUI AG	143,336	3,247,028
Wm Morrison Supermarkets PLC	739,348	2,334,086

		95,495,362

TOTAL COMMON STOCKS
(Cost: $495,707,989)		571,390,550

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2018

Security	Shares	Value
PREFERRED STOCKS — 1.02%

GERMANY — 1.02%
Fuchs Petrolub SE, Preference Shares	22,994	$1,260,371
Porsche Automobil Holding SE, Preference Shares	50,020	4,636,045

		5,896,416

TOTAL PREFERRED STOCKS
(Cost: $5,392,244)		5,896,416

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	3,541,567	3,542,275
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	1,797,833	1,797,833

		5,340,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,339,973)		5,340,108

Shares	Value
TOTAL INVESTMENTS IN SECURITIES — 100.66%
(Cost: $506,440,206)	$582,627,074
Other Assets, Less Liabilities — (0.66)%	(3,814,159)

NET ASSETS — 100.00%	$578,812,915

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	272,171	3,269,396	[b]	—	3,541,567	$3,542,275	$8,462[c]	$(64)	$112
BlackRock Cash Funds: Treasury, SL Agency Shares	940	1,796,893	[b]	—	1,797,833	1,797,833	3,291	—	—

						$5,340,108	$11,753	$(64)	$112

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$571,390,550	$—	$—	$571,390,550
Preferred stocks	5,896,416	—	—	5,896,416
Money market funds	5,340,108	—	—	5,340,108

Total	$582,627,074	$—	$—	$582,627,074

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.63%

AUSTRALIA — 6.02%
Abacus Property Group	17,717	$51,934
Ausdrill Ltd.	18,022	38,089
Australian Pharmaceutical Industries Ltd.	22,357	27,155
Beach Energy Ltd.	104,884	110,409
Bingo Industries Ltd.[a]	19,236	39,875
Blue Sky Alternative Investments Ltd.	3,341	37,551
Cedar Woods Properties Ltd.	67	340
Centuria Industrial REIT	10,980	22,228
Charter Hall Group	25,886	123,671
Collins Foods Ltd.	6,783	29,110
Costa Group Holdings Ltd.	15,074	74,458
Credit Corp. Group Ltd.	2,621	44,888
CSR Ltd.	29,362	119,830
Folkestone Education Trust	11,204	24,586
Galaxy Resources Ltd.[a,b]	21,672	58,262
Gateway Lifestyle	18,184	30,480
GDI Property Group	28,811	28,812
Genworth Mortgage Insurance Australia Ltd.	13,093	30,852
IDP Education Ltd.	8,793	43,006
Inghams Group Ltd.	12,407	33,756
McMillan Shakespeare Ltd.	4,353	61,861
Mineral Resources Ltd.	8,673	132,172
Monadelphous Group Ltd.	5,286	75,163
Myer Holdings Ltd.	39,626	21,017
Northern Star Resources Ltd.	34,103	159,890
OFX Group Ltd.	11	12
Quintis Ltd.[a,b,c]	9,815	—
RCR Tomlinson Ltd.	10,124	33,038
Regis Resources Ltd.	25,831	86,177
Resolute Mining Ltd.	42,445	40,213
Sandfire Resources NL	8,845	51,497
Saracen Mineral Holdings Ltd.[a]	44,267	53,409
SG Fleet Group Ltd.	90	306
Sigma Healthcare Ltd.	60,376	43,756
SmartGroup Corp. Ltd.	5,286	47,469
St. Barbara Ltd.	29,340	89,806
Tassal Group Ltd.	10,066	32,033
Virtus Health Ltd.	33	140
Westgold Resources Ltd.[a]	12,241	15,562
Whitehaven Coal Ltd.	29,924	119,701

		2,032,514

Security	Shares	Value
AUSTRIA — 0.38%
EVN AG	2,226	$45,755
POLYTEC Holding AG	1,012	23,701
S IMMO AG	3,172	59,510

		128,966
BELGIUM — 1.68%
Aedifica SA	960	92,684
AGFA-Gevaert NVa	10,721	54,037
Elia System Operator SA/NV	1,780	109,763
EVS Broadcast Equipment SA	1,091	41,045
Gimv NV	1,484	95,208
Melexis NV	1,236	130,571
Orange Belgium SA	1,920	40,709
Sioen Industries NV	33	1,161
Van de Velde NV	11	587

		565,765
CANADA — 5.14%
AGF Management Ltd. Class B	4,050	25,023
Alacer Gold Corp.[a]	15,570	27,159
Altus Group Ltd./Canada	2,226	62,198
Aphria Inc.[a,b]	7,290	104,996
Bird Construction Inc.	2,924	22,260
Celestica Inc.[a]	7,097	71,904
China Gold International Resources Corp. Ltd.[a]	14,717	29,390
Enerflex Ltd.	4,734	56,452
Enerplus Corp.	13,195	150,250
Equitable Group Inc.[b]	663	36,272
Evertz Technologies Ltd.	1,394	19,691
Exco Technologies Ltd.	66	519
FirstService Corp.	1,877	125,332
Gluskin Sheff + Associates Inc.	1,596	20,593
Granite REIT	1,282	52,906
Jamieson Wellness Inc.	2,226	37,740
Kirkland Lake Gold Ltd.	10,141	153,250
Labrador Iron Ore Royalty Corp.	3,535	76,356
Magellan Aerospace Corp.	821	13,698
Martinrea International Inc.	4,926	57,778
Medical Facilities Corp.	1,862	23,342
MedReleaf Corp.[a]	2,125	34,468
New Flyer Industries Inc.	3,014	142,660
OceanaGold Corp.	34,380	94,998
Pure Industrial Real Estate Trust	7,413	48,822
Rogers Sugar Inc.	5,523	28,136
Silvercorp Metals Inc.	9,881	26,256

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Spin Master Corp.[a,d]	1,495	$64,621
Trevali Mining Corp.[a]	38,171	50,403
Valener Inc.	1,343	24,488
Western Forest Products Inc.	22,544	52,554

		1,734,515
CHINA — 0.37%
Health and Happiness H&H International Holdings Ltd.[a]	11,000	77,281
K Wah International Holdings Ltd.	66,000	47,508

		124,789
DENMARK — 1.83%
Alm Brand A/S	3,622	44,804
Ambu A/S Series B	8,322	179,278
GN Store Nord A/S	7,896	267,244
NNIT A/Sd	710	21,867
Per Aarsleff Holding A/S	982	33,861
Schouw & Co. A/S	703	71,427

		618,481
FINLAND — 0.95%
Atria OYJ	22	341
DNA OYJ	3,947	74,295
F-Secure OYJ	7,121	34,685
Finnair OYJ	3,442	41,807
Lehto Group OYJ	926	14,189
Outokumpu OYJ	17,706	152,195
Ponsse OYJ	66	2,138

		319,650
FRANCE — 4.98%
ABC Arbitrage	22	183
Air France-KLM[a]	9,720	151,480
Albioma SA	1,781	46,592
Altamir Amboise SCA	2,215	43,322
Alten SA	1,552	157,766
Assystem	606	22,723
Boiron SA	426	37,414
Bonduelle SCA	854	45,161
Chargeurs SA	1,157	38,426
Cie. des Alpes	335	14,523
Derichebourg SA	4,555	45,849
Devoteam SA	336	33,360
Direct Energie	543	25,624
Euronext NVd	3,273	222,623
Gaztransport Et Technigaz SA	1,370	95,147
Groupe Crit	77	7,376

Security	Shares	Value
Guerbet[b]	347	$34,755
IPSOS	1,991	76,294
Kaufman & Broad SA	1,113	58,289
LISI	1,214	58,679
LNA Sante SA	325	22,308
Mersen SA	887	43,426
MGI Coutier	674	29,765
Neopost SA	2,043	61,082
Nexity SA	2,452	148,147
Oeneo SA	90	1,184
Solutions 30 SEa	1,315	48,817
Synergie SA	494	29,539
Trigano SA	416	80,948

		1,680,802
GERMANY — 4.77%
Amadeus Fire AG	371	38,360
Aumann AGa,d	404	33,519
Bauer AG	527	16,216
Bechtle AG	1,653	151,147
bet-at-home.com AG	77	9,113
Borussia Dortmund GmbH & Co. KGaA	3,881	27,631
CANCOM SEb	876	82,992
Cewe Stiftung & Co. KGaA	347	37,911
Deutsche Beteiligungs AG	742	45,940
Deutz AG	5,736	53,378
Elmos Semiconductor AG	566	16,817
Ferratum OYJ	676	25,264
Grammer AG	562	35,531
Hamburger Hafen und Logistik AG	1,517	42,445
Hypoport AGa,b	213	33,964
Isra Vision AG	213	49,673
Jenoptik AG	3,137	130,524
JOST Werke AGa,d	494	25,016
Nemetschek SE	84	8,293
OHB SE	292	16,860
PATRIZIA Immobilien AGa	2,841	71,350
Pfeiffer Vacuum Technology AG	336	66,804
RIB Software SEb	1,991	67,613
S&T AG	2,316	63,935
Siltronic AGa	1,236	205,556
STRATEC Biomedical AGb	303	27,630
Wacker Neuson SE	1,710	70,212
Washtec AG	630	54,702
Wuestenrot & Wuerttembergische AG	1,394	41,851

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
XING SE	170	$59,615

		1,609,862
HONG KONG — 2.04%
Camsing International Holding Ltd.[a]	22,000	15,780
Citic Telecom International Holdings Ltd.	66,000	19,914
Emperor Entertainment Hotel Ltd.	55,000	12,657
Fairwood Holdings Ltd.	5,500	22,889
Giordano International Ltd.	66,000	33,753
Hutchison Telecommunications Hong Kong Holdings Ltd.	88,000	35,779
Lai Sun Development Co. Ltd.	13,200	23,661
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	33,000	15,062
Man Wah Holdings Ltd.	85,200	90,631
NewOcean Energy Holdings Ltd.[a]	50,000	12,594
Prosperity REIT	77,000	33,669
Shun Tak Holdings Ltd.	80,000	34,469
SITC International Holdings Co. Ltd.	70,000	80,548
SUNeVision Holdings Ltd.	44,000	34,878
Sunlight REIT	66,000	46,158
VSTECS Holdings Ltd.	44,000	23,346
Xinyi Glass Holdings Ltd.	100,000	152,146

		687,934
IRELAND — 0.11%
Irish Residential Properties REIT PLC	19,607	36,638

		36,638
ISRAEL — 1.07%
Delek Automotive Systems Ltd.	77	600
El Al Israel Airlines	15,040	6,219
Harel Insurance Investments & Financial Services Ltd.	7,187	59,644
Ituran Location and Control Ltd.	1,236	43,137
Matrix IT Ltd.	1,890	22,519
Migdal Insurance & Financial Holding Ltd.	28,146	33,923
Nova Measuring Instruments Ltd.[a]	1,400	38,168
Phoenix Holdings Ltd. (The)[a]	3,892	24,538
REIT 1 Ltd.	10,217	46,709
SodaStream International Ltd.[a]	1,091	85,785

		361,242
ITALY — 1.85%
Ascopiave SpA	4,590	20,299
Astaldi SpA[b]	2,460	8,427

Security	Shares	Value
Biesse SpA	775	$43,716
Danieli & C Officine Meccaniche SpA RSP	2,834	56,346
DiaSorin SpA	1,260	122,354
doBank SpA[a,d]	2,756	44,221
El.En. SpA	617	22,721
Iren SpA	33,582	109,189
La Doria SpA	1,106	21,190
Reply SpA	955	62,221
Saras SpA	28,175	61,739
Technogym SpA[d]	3,497	38,423
Vittoria Assicurazioni SpA	900	14,598

		625,444
JAPAN — 32.44%
Akita Bank Ltd. (The)	1,100	31,089
Amano Corp.	4,400	119,478
Aomori Bank Ltd. (The)	1,100	36,279
Arcland Sakamoto Co. Ltd.	2,200	37,770
AS ONE Corp.	1,100	70,945
Bank of Nagoya Ltd. (The)	1,100	42,275
Bank of Saga Ltd. (The)	1,100	25,566
Bank of the Ryukyus Ltd.	3,300	51,304
Belc Co. Ltd.	1,100	63,286
Belluna Co. Ltd.	3,300	40,541
Benefit One Inc.	2,200	55,426
BML Inc.	2,200	59,336
Bunka Shutter Co. Ltd.	4,400	40,592
Cawachi Ltd.	1,100	26,786
Chori Co. Ltd.	1,100	19,782
CKD Corp.	3,300	89,215
Cocokara fine Inc.	1,100	65,705
CONEXIO Corp.	1,100	24,397
Corona Corp.	2,200	27,814
D.A. Consortium Holdings Inc.	2,000	44,047
Daihen Corp.	10,000	95,461
Daikyonishikawa Corp.	2,200	35,775
Daishi Bank Ltd. (The)	1,100	51,999
Daiwa Industries Ltd.	2,200	26,302
Daiwabo Holdings Co. Ltd.	1,100	48,875
Denyo Co. Ltd.	1,100	18,492
Doshisha Co. Ltd.	2,200	51,677
DTS Corp.	1,100	40,159
Eiken Chemical Co. Ltd.	1,100	48,875
Eizo Corp.	1,100	51,697
Elecom Co. Ltd.	1,100	26,262

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
en-japan Inc.	1,100	$58,651
EPS Holdings Inc.	2,200	53,310
Exedy Corp.	2,200	76,891
F@N Communications Inc.	3,300	26,756
FCC Co. Ltd.	2,200	58,852
Fujibo Holdings Inc.	1,100	40,914
Fujicco Co. Ltd.	2,200	47,243
Fujimi Inc.	1,100	26,262
Fujimori Kogyo Co. Ltd.	1,100	39,503
Fukushima Industries Corp.	1,100	49,379
Funai Soken Holdings Inc.	3,300	78,241
Fuso Chemical Co. Ltd.	1,100	31,593
G-Tekt Corp.	1,100	22,392
Gecoss Corp.	2,200	25,093
Godo Steel Ltd.	1,100	22,573
Haseko Corp.	16,700	260,701
Hazama Ando Corp.	11,200	92,243
Hibiya Engineering Ltd.	1,100	22,765
Hisaka Works Ltd.	2,200	22,856
Hogy Medical Co. Ltd.	1,100	83,340
Hokkoku Bank Ltd. (The)	1,100	46,356
Idec Corp./Japan	2,200	64,092
Inaba Denki Sangyo Co. Ltd.	1,100	51,697
Inabata & Co. Ltd.	3,300	50,034
Ines Corp.	3,300	34,676
Iriso Electronics Co. Ltd.	1,100	69,534
Ishihara Sangyo Kaisha Ltd.[a]	2,200	41,519
ITOCHU Enex Co. Ltd.	4,400	41,116
Japan Lifeline Co. Ltd.[b]	3,000	76,845
Japan Material Co. Ltd.[b]	1,100	43,081
Japan Petroleum Exploration Co. Ltd.	2,200	60,666
Joshin Denki Co. Ltd.	1,100	35,523
Juroku Bank Ltd. (The)	1,100	31,945
Justsystems Corp.	3,000	57,854
K&O Energy Group Inc.	1,100	17,857
Kaga Electronics Co. Ltd.	1,100	30,131
Kamei Corp.	2,200	35,714
Kanematsu Corp.	4,400	60,021
Kanematsu Electronics Ltd.	1,100	32,449
Kasai Kogyo Co. Ltd.	2,200	35,271
Kato Sangyo Co. Ltd.	2,200	78,604
KH Neochem Co. Ltd.	1,100	32,097
Kitz Corp.	6,600	56,776
KLab Inc.	2,200	37,851
Koa Corp.	2,200	53,289

Security	Shares	Value
Kohnan Shoji Co. Ltd.	2,200	$55,224
Konishi Co. Ltd.	2,200	40,048
Konoike Transport Co. Ltd.	2,200	40,169
Kotobuki Spirits Co. Ltd.	1,100	66,914
Kurabo Industries Ltd.	11,000	35,573
Kureha Corp.	1,100	79,007
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,200	38,355
KYORIN Holdings Inc.	3,300	62,762
Lasertec Corp.	2,200	78,503
Leopalace21 Corp.	18,000	149,237
Maeda Road Construction Co. Ltd.	2,000	44,542
Marudai Food Co. Ltd.	11,000	50,186
MCJ Co. Ltd.	3,300	37,397
Melco Holdings Inc.	1,100	38,042
Menicon Co. Ltd.	1,000	30,186
Mimasu Semiconductor Industry Co. Ltd.	1,100	22,805
Mirait Holdings Corp.	4,400	64,858
Miroku Jyoho Service Co. Ltd.	1,100	33,659
Mitsui High-Tec Inc.[b]	2,000	38,642
Mitsui Sugar Co. Ltd.	1,100	46,810
Miyazaki Bank Ltd. (The)	1,100	35,523
Modec Inc.	1,100	30,484
Morita Holdings Corp.	2,200	40,310
Nagaileben Co. Ltd.	2,200	56,313
Nakayama Steel Works Ltd.	1,000	6,825
NEC Networks & System Integration Corp.	1,100	29,406
Neturen Co. Ltd.	2,200	23,843
Nichias Corp.	10,000	135,679
Nichiha Corp.	2,200	88,580
Nippon Ceramic Co. Ltd.	1,100	31,038
Nippon Chemi-Con Corp.	1,100	37,236
Nippon Denko Co. Ltd.	6,600	30,958
Nippon Flour Mills Co. Ltd.	3,300	51,062
Nippon Light Metal Holdings Co. Ltd.	30,300	89,105
Nippon Signal Co. Ltd.	3,300	34,586
Nippon Soda Co. Ltd.	11,000	75,681
Nippon Steel & Sumikin Bussan Corp.	1,100	67,418
Nishimatsu Construction Co. Ltd.	3,300	93,720
Nisshin OilliO Group Ltd. (The)	2,200	66,309
Nissin Electric Co. Ltd.	3,300	36,672
Nitta Corp.	1,100	46,356
Nitto Boseki Co. Ltd.	2,200	65,906
Nitto Kohki Co. Ltd.	1,100	30,333
Nittoku Engineering Co. Ltd.	300	14,484

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Nojima Corp.	2,200	$52,906
Noritake Co. Ltd./Nagoya Japan	1,100	58,651
Oita Bank Ltd. (The)	1,100	43,182
Okinawa Electric Power Co. Inc. (The)	2,350	59,786
Okumura Corp.	2,200	95,030
Open House Co. Ltd.	2,200	129,192
Optex Group Co. Ltd.	1,000	63,763
Osaka Soda Co. Ltd.	1,100	28,277
Pacific Industrial Co. Ltd.	3,300	50,065
Pack Corp. (The)	1,100	37,891
PALTAC Corp.	2,200	97,247
Paramount Bed Holdings Co. Ltd.	1,100	57,945
PC Depot Corp.	2,200	16,043
Pepper Food Service Co. Ltd.	1,000	44,112
Piolax Inc.	2,200	65,705
Press Kogyo Co. Ltd.	5,500	34,868
Prestige International Inc.	4,400	57,562
Prima Meat Packers Ltd.	11,000	75,077
Proto Corp.	2,200	33,155
Raito Kogyo Co. Ltd.	3,300	37,397
Relo Group Inc.	5,600	165,709
Ryobi Ltd.	2,200	65,402
Ryoyo Electro Corp.	1,100	19,500
S Foods Inc.	1,100	47,868
Sakai Chemical Industry Co. Ltd.	1,100	30,887
Sakai Moving Service Co. Ltd.[b]	1,000	47,639
Sakata INX Corp.	3,300	55,778
San-Ai Oil Co. Ltd.	4,400	64,052
Sanki Engineering Co. Ltd.	2,200	24,790
Sanyo Chemical Industries Ltd.	1,100	58,147
Seiren Co. Ltd.	3,300	68,053
Sekisui Jushi Corp.	2,200	50,044
Shibuya Corp.	1,100	46,860
Shikoku Bank Ltd. (The)	2,200	33,255
Shikoku Chemicals Corp.	2,200	36,561
Shima Seiki Manufacturing Ltd.	1,100	79,511
Shin-Etsu Polymer Co. Ltd.	4,400	52,967
Shinko Plantech Co. Ltd.	3,300	34,072
Shizuoka Gas Co. Ltd.	4,400	38,334
Showa Sangyo Co. Ltd.	2,200	56,796
Sintokogio Ltd.	3,300	42,325
Sodick Co. Ltd.	3,300	45,893
Stella Chemifa Corp.	1,000	33,897
Sumitomo Densetsu Co. Ltd.	1,100	23,168
Sumitomo Mitsui Construction Co. Ltd.	10,240	58,257

Security	Shares	Value
Sumitomo Seika Chemicals Co. Ltd.	1,000	$52,128
Sun Frontier Fudousan Co. Ltd.	2,200	27,673
Systena Corp.	1,100	37,841
T-Gaia Corp.	2,200	54,640
Tachi-S Co. Ltd.	2,200	39,927
Taiho Kogyo Co. Ltd.	1,100	16,688
Takara Leben Co. Ltd.	4,400	19,631
Takasago International Corp.	1,100	34,011
Takuma Co. Ltd.	4,400	59,578
Tanseisha Co. Ltd.	2,200	24,710
Tatsuta Electric Wire and Cable Co. Ltd.	2,200	16,184
TechnoPro Holdings Inc.	2,200	120,526
Teikoku Sen-I Co. Ltd.	1,100	23,924
TKC Corp.	1,100	40,058
TOC Co. Ltd.	3,300	28,418
Tocalo Co. Ltd.	1,100	55,224
Tochigi Bank Ltd. (The)	7,700	31,955
Toda Corp.	11,000	86,464
Toho Holdings Co. Ltd.	3,300	76,699
Toho Zinc Co. Ltd.	1,000	60,739
Tokai Carbon Co. Ltd.	12,300	178,153
Tokai Corp./Gifu	2,200	53,672
Tokyo Seimitsu Co. Ltd.	2,200	95,937
Topre Corp.	2,200	67,015
Topy Industries Ltd.	1,100	35,724
Totetsu Kogyo Co. Ltd.	1,100	35,624
Towa Bank Ltd. (The)	3,300	45,439
Towa Pharmaceutical Co. Ltd.	1,000	56,434
Toyo Construction Co. Ltd.	5,500	31,391
Toyo Kanetsu KK	1,000	39,577
Toyo Kohan Co. Ltd.	5,500	28,217
TPR Co. Ltd.	1,100	35,271
Tsukuba Bank Ltd.	9,000	33,475
Tsurumi Manufacturing Co. Ltd.	1,100	20,911
Ulvac Inc.	2,200	146,929
Unipres Corp.	2,200	58,268
UT Group Co. Ltd.[a]	1,100	36,228
Vector Inc.	2,200	43,877
Vital KSK Holdings Inc.	3,300	29,265
Wakita & Co. Ltd.	3,300	40,783
Warabeya Nichiyo Holdings Co. Ltd.	1,100	28,187
YA-MAN Ltd.	2,000	33,347
Yahagi Construction Co. Ltd.	2,200	18,502
Yakuodo Co. Ltd.	1,100	33,659
YAMABIKO Corp.	3,000	49,306

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Yamagata Bank Ltd. (The)	2,000	$43,919
Yamazen Corp.	3,300	39,997
Yellow Hat Ltd.	1,100	33,155
Yodogawa Steel Works Ltd.	1,100	33,961
Yokogawa Bridge Holdings Corp.	2,000	51,376
Yondoshi Holdings Inc.	1,100	28,217
Yorozu Corp.	1,100	23,732
Yuasa Trading Co. Ltd.	1,100	39,201

		10,945,895
NETHERLANDS — 1.73%
AMG Advanced Metallurgical Group NV	1,506	80,935
ASR Nederland NV	5,501	241,221
BE Semiconductor Industries NV	2,035	196,471
ForFarmers NV	1,203	15,166
Kendrion NV	911	48,062

		581,855
NEW ZEALAND — 0.31%
Metlifecare Ltd.	10,361	47,543
Summerset Group Holdings Ltd.	13,206	56,199

		103,742
NORWAY — 2.81%
Atea ASA	4,735	73,773
Austevoll Seafood ASA	5,435	42,906
Bakkafrost P/F	2,474	101,135
Borr Drilling Ltd.[a,b]	19,174	88,423
Borregaard ASA	6,276	56,250
Grieg Seafood ASA	3,071	27,284
Kongsberg Automotive ASA[a]	24,636	31,965
Leroy Seafood Group ASA	17,583	90,019
Norwegian Finans Holding ASA[a]	6,434	73,759
Ocean Yield ASA	1,750	15,844
Salmar ASA	2,924	79,839
Sparebank 1 Nord Norge	4,570	38,697
Subsea 7 SA	14,591	228,094

		947,988
PORTUGAL — 0.11%
Corticeira Amorim SGPS SA	2,867	36,930

		36,930
SINGAPORE — 1.40%
Accordia Golf Trust	91,100	48,361
China Aviation Oil Singapore Corp. Ltd.	6,600	8,217
Manulife US Real Estate Investment Trust	50,600	49,588
QAF Ltd.	7,700	6,705

Security	Shares	Value
RHT Health Trust	7,700	$4,794
Riverstone Holdings Ltd./Singapore	34,700	29,950
Venture Corp. Ltd.	15,000	264,207
Yanlord Land Group Ltd.	43,700	61,752

		473,574
SPAIN — 0.50%
Cia. de Distribucion Integral Logista Holdings SA	2,054	50,254
Faes Farma SA	14,837	54,156
Faes Farma SA New[a]	423	1,544
Miquel y Costas & Miquel SA	556	23,411
Papeles y Cartones de Europa SA	2,665	39,906

		169,271
SWEDEN — 2.36%
Alimak Group ABd	2,114	35,689
Attendo ABd	6,614	70,018
Bergman & Beving AB Class B	1,657	17,531
BioGaia AB Class B	933	37,002
Biotage AB	3,442	38,257
Bufab AB	2,272	30,430
Byggmax Group AB	3,375	20,754
Catena Media PLC[a]	1,783	28,648
Evolution Gaming Group ABd	1,140	88,753
Granges AB	4,253	44,888
Investment AB Oresund	1,934	34,964
JM AB	4,054	91,666
KappAhl AB	3,422	14,556
KappAhl AB New	3,422	2,832
LeoVegas ABd	4,251	60,887
New Wave Group AB Class B	3,666	25,904
Nolato AB Class B	1,203	81,175
Probi AB	90	3,671
Vitrolife AB	765	67,106

		794,731
SWITZERLAND — 4.98%
ALSO Holding AG	314	46,343
APG SGA SA	77	38,020
Autoneum Holding AG	167	55,295
Bachem Holding AG Class B Registered	270	40,953
Bell Food Group AG	77	37,026
Bobst Group SA Registered	472	61,945
Bossard Holding AG	336	86,892
Burkhalter Holding AG	224	28,964
Comet Holding AG Registered	410	71,671
Feintool International Holding AG	55	7,632

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Gurit Holding AG	22	$24,660
Inficon Holding AG Registered	90	56,395
Intershop Holdings AG	30	15,829
Kardex AG Bearer	347	47,332
Komax Holding AG Registered	213	73,597
LEM Holding SA Registered	30	53,894
Logitech International SA Registered	8,807	370,053
Orior AG	291	23,634
Rieter Holding AG Registered	167	44,660
Schweiter Technologies AG Bearer	55	68,987
Siegfried Holding AG Registered	191	68,522
Swissquote Group Holding SA Registered	483	23,901
Tecan Group AG Registered	630	139,744
VAT Group AGd	1,214	194,324

		1,680,273
UNITED KINGDOM — 21.80%
888 Holdings PLC	16,833	67,456
Abcam PLC	10,430	182,433
Advanced Medical Solutions Group PLC	10,631	49,133
Alfa Financial Software Holdings PLC[a,d]	5,264	38,476
Amerisur Resources PLC[a]	55,045	14,716
Beazley PLC	28,517	215,334
Bellway PLC	6,981	329,687
Biffa PLC[d]	13,061	44,483
boohoo.com PLC[a]	38,946	102,653
Bovis Homes Group PLC	7,830	121,980
Brewin Dolphin Holdings PLC	16,277	86,430
Burford Capital Ltd.	10,631	185,949
Centamin PLC	62,583	144,708
Central Asia Metals PLC	7,086	30,230
Chemring Group PLC	15,783	43,003
Clinigen Healthcare Ltd.[a]	6,624	103,428
CMC Markets PLC[d]	7,143	16,171
Conviviality PLC	9,865	45,733
Costain Group PLC	5,940	38,772
Countryside Properties PLC[d]	19,541	87,922
Crest Nicholson Holdings PLC	14,501	104,240
CVS Group PLC	3,330	58,577
Dart Group PLC	5,692	55,365
Debenhams PLC	50,315	21,465
Dechra Pharmaceuticals PLC	5,297	180,782
Dialight PLC[a]	1,631	15,029
Diploma PLC	6,344	105,371
Drax Group PLC	23,177	85,693

Security	Shares	Value
EI Group PLC[a]	24,214	$46,279
Electrocomponents PLC	25,042	218,153
EMIS Group PLC	3,251	34,627
EnQuest PLC ADR[a,b]	59,413	31,641
Equiniti Group PLC[d]	21,060	81,160
esure Group PLC	16,953	57,763
Faroe Petroleum PLC[a]	19,732	30,305
Fenner PLC	10,416	70,239
Ferrexpo PLC	17,100	70,933
Forterra PLC[d]	11,474	46,421
GB Group PLC[b]	7,997	49,241
Gocompare.Com Group PLC	17,932	29,580
Greggs PLC	5,693	106,783
Halfords Group PLC	8,081	39,071
Hastings Group Holdings PLC[d]	7,740	32,382
Hill & Smith Holdings PLC	3,982	67,895
Hostelworld Group PLC[d]	5,646	28,743
Hotel Chocolat Group Ltd.	2,226	9,734
Ibstock PLC[d]	22,871	83,586
IG Group Holdings PLC	20,755	228,148
International Personal Finance PLC	12,620	35,605
iomart Group PLC	4,274	23,096
IQE PLC[a,b]	40,735	61,866
ITE Group PLC	15,276	37,494
J Sainsbury PLC	1	4
JD Sports Fashion PLC	24,816	129,231
John Laing Group PLC[d]	19,326	78,050
John Menzies PLC	4,500	44,091
Jupiter Fund Management PLC	5,872	49,400
Kainos Group PLC	3,677	18,301
Kcom Group PLC	29,632	37,082
Keller Group PLC	4,263	60,501
Keywords Studios PLC	3,172	67,120
Lookers PLC	15,533	20,255
Luceco PLC[d]	4,836	5,062
Majestic Wine PLC	3,385	21,974
Marshalls PLC	11,136	65,973
Moneysupermarket.com Group PLC	30,421	146,479
N Brown Group PLC	9,314	26,649
NCC Group PLC	16,402	46,882
NewRiver REIT PLC	11,701	50,001
NMC Health PLC	4,634	219,967
Northgate PLC	7,716	44,549
On the Beach Group PLC[d]	6,176	45,669
OneSavings Bank PLC	8,223	46,681

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Oxford Instruments PLC	3,137	$41,041
Pagegroup PLC	18,022	139,417
Pan African Resources PLC	103,096	18,707
Pendragon PLC	72,682	23,462
Photo-Me International PLC	14,073	36,623
Plus500 Ltd.	4,680	74,938
Polypipe Group PLC	11,283	63,506
Premier Foods PLC[a]	38,031	22,065
Premier Oil PLC[a,b]	28,374	33,369
QinetiQ Group PLC	32,174	94,206
Redde PLC	17,515	42,890
Redrow PLC	12,960	110,394
Renishaw PLC	1,923	135,855
Restore PLC	6,074	44,915
RPS Group PLC	12,712	52,695
Safestore Holdings PLC	10,800	76,606
Savills PLC	8,076	117,601
Scapa Group PLC	8,122	55,347
Schroder REIT Ltd.	25,740	23,024
SIG PLC	31,893	73,745
Softcat PLC	6,164	46,107
Staffline Group PLC	1,337	19,773
Standard Life Investment Property Income Trust Ltd.	18,843	25,188
Stobart Group Ltd.	17,627	58,906
Stock Spirits Group PLC	10,451	45,180
Superdry PLC	2,676	66,328
Synthomer PLC	14,995	101,074
Telecom Plus PLC	3,587	59,170
Telford Homes PLC	3,846	22,506
Telit Communications PLC[b]	6,840	16,750
Vesuvius PLC	2,485	21,273
Victoria PLC[a]	5,231	60,849
Watkin Jones PLC	10,197	31,539
WH Smith PLC	6,006	182,603

		7,357,537

TOTAL COMMON STOCKS
(Cost: $28,344,720)		33,618,398

PREFERRED STOCKS — 0.24%

GERMANY — 0.24%
Draegerwerk AG & Co. KGaA, Preference Shares	540	52,807

Security	Shares	Value
STO SE & Co. KGaA, Preference Shares	167	$26,629

		79,436

TOTAL PREFERRED STOCKS
(Cost: $80,838)		79,436

WARRANTS — 0.00%

AUSTRALIA — 0.00%
Westgold Resources Ltd. (Expires 06/30/19)[a]	1,386	247

		247

TOTAL WARRANTS
(Cost: $0)		247

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	730,825	730,972
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	9,294	9,294

		740,266

TOTAL SHORT-TERM INVESTMENTS
(Cost: $740,237)		740,266

TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $29,165,795)		34,438,347
Other Assets, Less Liabilities — (2.06)%		(693,676)

NET ASSETS — 100.00%		$33,744,671

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	383,314	347,511	[b]	—	730,825	$730,972	$13,310[c]	$(43)	$9
BlackRock Cash Funds: Treasury, SL Agency Shares	5,155	4,139	[b]	—	9,294	9,294	128	—	—

						$740,266	$13,438	$(43)	$9

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$33,614,022	$4,376	$—	[a]	$33,618,398
Preferred stocks	79,436	—	—		79,436
Warrants	247	—	—		247
Money market funds	740,266	—	—		740,266

Total	$34,433,971	$4,376	$—	[a]	$34,438,347

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 4.05%
Huntington Ingalls Industries Inc.	19,311	$4,587,135
L3 Technologies Inc.	33,202	7,054,097
Northrop Grumman Corp.	70,174	23,896,352
Textron Inc.	112,308	6,589,110

		42,126,694
AIRLINES — 0.37%
Southwest Airlines Co.	63,657	3,870,346

		3,870,346
AUTO COMPONENTS — 2.95%
Aptiv PLC	113,170	10,737,570
Autoliv Inc.	36,911	5,618,223
BorgWarner Inc.	89,852	5,055,073
Goodyear Tire & Rubber Co. (The)	104,472	3,637,715
Lear Corp.	28,855	5,573,055

		30,621,636
AUTOMOBILES — 2.01%
General Motors Co.	493,194	20,916,358

		20,916,358
BANKS — 2.25%
Citizens Financial Group Inc.	211,124	9,690,592
East West Bancorp. Inc.	61,361	4,044,303
Regions Financial Corp.	499,879	9,612,673

		23,347,568
BIOTECHNOLOGY — 1.10%
Gilead Sciences Inc.	108,207	9,067,747
United Therapeutics Corp.[a]	18,629	2,403,141

		11,470,888
BUILDING PRODUCTS — 0.82%
AO Smith Corp.	61,394	4,099,892
Owens Corning	47,191	4,387,347

		8,487,239
CAPITAL MARKETS — 0.76%
Eaton Vance Corp. NVS	49,589	2,866,244
Raymond James Financial Inc.	52,300	5,041,197

		7,907,441
CHEMICALS — 3.23%
Celanese Corp. Series A	58,361	6,312,326
Chemours Co. (The)	78,723	4,063,681
Eastman Chemical Co.	61,519	6,101,454
LyondellBasell Industries NV Class A	142,634	17,093,259

		33,570,720

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Republic Services Inc.	98,509	$6,777,419
Rollins Inc.	41,980	2,071,293

		8,848,712
COMMUNICATIONS EQUIPMENT — 0.78%
F5 Networks Inc.[a]	26,922	3,891,306
Juniper Networks Inc.	161,382	4,220,139

		8,111,445
CONSTRUCTION & ENGINEERING — 0.34%
Jacobs Engineering Group Inc.	51,326	3,565,104

		3,565,104
CONTAINERS & PACKAGING — 1.62%
Avery Dennison Corp.	37,543	4,605,775
Packaging Corp. of America	40,059	5,032,612
WestRock Co.	107,780	7,181,382

		16,819,769
DIVERSIFIED FINANCIAL SERVICES — 0.73%
Leucadia National Corp.	135,039	3,655,506
Voya Financial Inc.	76,233	3,957,255

		7,612,761
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.39%
CenturyLink Inc.	226,889	4,040,893

		4,040,893
ELECTRIC UTILITIES — 3.65%
Eversource Energy	111,840	7,055,986
Exelon Corp.	407,065	15,676,073
OGE Energy Corp.	85,006	2,737,193
PG&E Corp.	204,729	8,686,651
Pinnacle West Capital Corp.	47,348	3,785,473

		37,941,376
ELECTRICAL EQUIPMENT — 1.00%
Rockwell Automation Inc.	52,732	10,403,496

		10,403,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.36%
Arrow Electronics Inc.[a]	37,648	3,062,288
CDW Corp./DE	65,741	4,916,769
Cognex Corp.	73,660	4,594,174
Corning Inc.	382,993	11,957,042
Flex Ltd.[a,b]	225,975	4,069,810
FLIR Systems Inc.	58,518	2,996,707
IPG Photonics Corp.[a]	15,953	4,019,358
TE Connectivity Ltd.	149,910	15,370,272

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2018

Security	Shares	Value
Trimble Inc.[a]	107,885	$4,757,729

		55,744,149
ENERGY EQUIPMENT & SERVICES — 1.12%
Baker Hughes a GE Co.	172,579	5,548,415
TechnipFMC PLC	188,351	6,113,873

		11,662,288
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.25%
Camden Property Trust	39,386	3,409,252
Digital Realty Trust Inc.	65,981	7,386,573
HCP Inc.	79,053	1,903,596
Host Hotels & Resorts Inc.	313,973	6,518,080
Liberty Property Trust	62,792	2,600,217
National Retail Properties Inc.	63,588	2,523,172
Public Storage	66,429	13,004,141
Realty Income Corp.	107,983	5,743,616
Ventas Inc.	151,089	8,456,451
VEREIT Inc.	415,217	2,989,562

		54,534,660
FOOD & STAPLES RETAILING — 0.53%
Walmart Inc.	51,332	5,471,991

		5,471,991
FOOD PRODUCTS — 1.78%
Bunge Ltd.	59,880	4,756,269
Ingredion Inc.	30,402	4,366,943
Tyson Foods Inc. Class A	122,635	9,333,750

		18,456,962
GAS UTILITIES — 0.68%
Atmos Energy Corp.	45,159	3,743,681
UGI Corp.	72,196	3,304,411

		7,048,092
HEALTH CARE EQUIPMENT & SUPPLIES — 2.37%
Align Technology Inc.[a]	32,257	8,451,334
ResMed Inc.	58,814	5,927,863
Teleflex Inc.	19,074	5,297,804
Varian Medical Systems Inc.[a,b]	39,054	4,979,385

		24,656,386
HEALTH CARE PROVIDERS & SERVICES — 7.36%
Aetna Inc.	58,926	11,008,555
Anthem Inc.	100,602	24,934,206
Centene Corp.[a]	73,103	7,839,566
Cigna Corp.	106,750	22,241,363
Quest Diagnostics Inc.	57,082	6,040,417

Security	Shares	Value
Universal Health Services Inc. Class B	36,494	$4,434,021

		76,498,128
HOTELS, RESTAURANTS & LEISURE — 1.26%
Carnival Corp.	144,488	10,346,785
Royal Caribbean Cruises Ltd.	20,865	2,786,521

		13,133,306
HOUSEHOLD DURABLES — 0.77%
Garmin Ltd.	52,032	3,274,894
NVR Inc.[a]	1,500	4,767,255

		8,042,149
HOUSEHOLD PRODUCTS — 1.69%
Kimberly-Clark Corp.	149,873	17,535,141

		17,535,141
INSURANCE — 7.94%
Aflac Inc.	167,599	14,782,232
Alleghany Corp.[a,b]	3,238	2,032,493
American Financial Group Inc./OH	31,918	3,617,586
Arch Capital Group Ltd.[a]	53,944	4,905,667
Athene Holding Ltd. Class Aa	45,911	2,302,896
Axis Capital Holdings Ltd.	35,329	1,785,174
Everest Re Group Ltd.	17,465	4,013,457
FNF Group	100,952	3,935,109
Lincoln National Corp.	94,083	7,790,072
Loews Corp.	121,712	6,286,425
Principal Financial Group Inc.	122,528	8,282,893
Reinsurance Group of America Inc.	27,439	4,298,319
RenaissanceRe Holdings Ltd.	17,062	2,169,263
Torchmark Corp.	46,938	4,264,317
Unum Group	96,050	5,108,899
WR Berkley Corp.	40,373	2,946,422
XL Group Ltd.	109,927	4,049,711

		82,570,935
IT SERVICES — 5.74%
Accenture PLC Class A	160,207	25,745,265
Broadridge Financial Solutions Inc.	49,461	4,768,535
DXC Technology Co.	120,723	12,017,975
Jack Henry & Associates Inc.	32,260	4,021,532
Leidos Holdings Inc.	61,101	4,069,326
Mastercard Inc. Class A	39,505	6,676,345
Total System Services Inc.	26,975	2,396,998

		59,695,976
LIFE SCIENCES TOOLS & SERVICES — 2.36%
Agilent Technologies Inc.	136,269	10,006,233
Mettler-Toledo International Inc.[a]	10,857	7,331,298

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2018

Security	Shares	Value
Waters Corp.[a]	33,236	$7,166,014

		24,503,545
MACHINERY — 3.13%
AGCO Corp.	27,192	1,974,683
Cummins Inc.	67,573	12,703,724
Fortive Corp.	129,227	9,823,837
IDEX Corp.	32,481	4,660,374
WABCO Holdings Inc.[a]	21,816	3,368,172

		32,530,790
METALS & MINING — 0.87%
Nucor Corp.	135,533	9,075,290

		9,075,290
MULTI-UTILITIES — 2.81%
Ameren Corp.	102,966	5,830,965
Consolidated Edison Inc.	126,472	10,163,290
Public Service Enterprise Group Inc.	209,911	10,888,083
SCANA Corp.	57,936	2,354,519

		29,236,857
MULTILINE RETAIL — 0.45%
Kohl’s Corp.	72,691	4,708,196

		4,708,196
OIL, GAS & CONSUMABLE FUELS — 5.62%
Andeavor	30,250	3,271,840
HollyFrontier Corp.	71,546	3,431,346
Marathon Petroleum Corp.	214,719	14,873,585
Phillips 66	184,420	18,884,608
Valero Energy Corp.	187,245	17,969,903

		58,431,282
PROFESSIONAL SERVICES — 0.66%
ManpowerGroup Inc.	28,381	3,728,980
Robert Half International Inc.	53,858	3,117,301

		6,846,281
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.29%
Jones Lang LaSalle Inc.	19,354	3,025,998

		3,025,998
ROAD & RAIL — 3.01%
AMERCO	2,939	1,072,970
Kansas City Southern	44,815	5,069,921
Knight-Swift Transportation Holdings Inc.[b]	56,974	2,836,735
Norfolk Southern Corp.	122,251	18,445,231
Old Dominion Freight Line Inc.	26,342	3,857,786

		31,282,643

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%
Applied Materials Inc.	386,108	$20,706,972
KLA-Tencor Corp.	66,533	7,305,323

		28,012,295
SOFTWARE — 3.94%
CA Inc.	134,149	4,809,241
Dell Technologies Inc. Class Va	86,156	6,177,385
Intuit Inc.	103,171	17,322,411
Microsoft Corp.	72,279	6,867,228
Synopsys Inc.[a]	62,393	5,778,216

		40,954,481
SPECIALTY RETAIL — 1.14%
Best Buy Co. Inc.	116,405	8,504,549
Gap Inc. (The)	100,271	3,333,008

		11,837,557
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.73%
Apple Inc.	103,482	17,325,991
Hewlett Packard Enterprise Co.	688,793	11,296,205
NetApp Inc.	114,274	7,027,851
Xerox Corp.	92,244	3,148,288

		38,798,335
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Michael Kors Holdings Ltd.[a]	64,307	4,244,262

		4,244,262

TOTAL COMMON STOCKS
(Cost: $930,465,086)		1,038,200,421

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	5,844,602	5,845,771
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,197,985	1,197,985

		7,043,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,043,712)		7,043,756

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $937,508,798)	$1,045,244,177
Other Assets, Less Liabilities — (0.55)%	(5,714,737)

NET ASSETS — 100.00%	$1,039,529,440

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,635,498	3,209,104	[b]	—	5,844,602	$5,845,771	$5,338	[c]	$(188)	$44
BlackRock Cash Funds: Treasury, SL Agency Shares	779,979	418,006	[b]	—	1,197,985	1,197,985	5,545		—	—

						$7,043,756	$10,883		$(188)	$44

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,038,200,421	$—	$—	$1,038,200,421
Money market funds	7,043,756	—	—	7,043,756

Total	$1,045,244,177	$—	$—	$1,045,244,177

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 0.57%
Aerovironment Inc.[a]	2,528	$129,838
Mercury Systems Inc.[a]	5,629	270,304
National Presto Industries Inc.	584	59,364

		459,506
AIR FREIGHT & LOGISTICS — 0.37%
Air Transport Services Group Inc.[a]	1,750	43,505
Atlas Air Worldwide Holdings Inc.[a]	766	43,126
Forward Air Corp.	3,545	215,217

		301,848
AIRLINES — 0.18%
Hawaiian Holdings Inc.	1,606	59,984
SkyWest Inc.	1,542	85,967

		145,951
AUTO COMPONENTS — 1.49%
Cooper Tire & Rubber Co.	6,097	238,393
Cooper-Standard Holdings Inc.[a]	2,072	258,150
Fox Factory Holding Corp.[a]	4,171	159,958
LCI Industries	2,911	320,938
Standard Motor Products Inc.	2,418	115,822
Superior Industries International Inc.	2,716	45,765
Tower International Inc.	2,393	72,268

		1,211,294
AUTOMOBILES — 1.23%
Thor Industries Inc.	6,120	836,359
Winnebago Industries Inc.	3,513	159,666

		996,025
BANKS — 8.59%
1st Source Corp.	2,121	110,907
Allegiance Bancshares Inc.[a]	1,316	53,166
Arrow Financial Corp.	1,509	49,495
BancFirst Corp.	2,064	115,068
Berkshire Hills Bancorp. Inc.	4,458	169,181
Blue Hills Bancorp. Inc.	2,794	53,924
Bryn Mawr Bank Corp.	1,989	89,306
Camden National Corp.	1,831	77,744
Carolina Financial Corp.	2,360	97,326
CenterState Bank Corp.	5,870	152,561
Central Pacific Financial Corp.	2,015	59,584
City Holding Co.	1,683	115,790
CoBiz Financial Inc.	4,387	88,003
Community Trust Bancorp. Inc.	1,883	89,066
ConnectOne Bancorp. Inc.	3,552	103,541

Security	Shares	Value
Customers Bancorp. Inc.[a]	3,452	$105,804
Enterprise Financial Services Corp.	2,733	132,961
FB Financial Corp.[a]	985	41,646
Fidelity Southern Corp.	2,718	65,123
Financial Institutions Inc.	1,559	48,563
First BanCorp./Puerto Rico[a]	22,932	137,592
First Bancorp./Southern Pines NC	3,136	114,150
First Busey Corp.	3,795	117,569
First Commonwealth Financial Corp.	11,317	163,757
First Community Bancshares Inc./VA	1,723	47,693
First Financial Corp./IN	1,021	47,272
First Merchants Corp.	4,738	204,492
First Mid-Illinois Bancshares Inc.	1,067	41,080
Franklin Financial Network Inc.[a]	1,479	47,698
German American Bancorp. Inc.	2,581	89,535
Great Southern Bancorp. Inc.	1,239	62,879
Green Bancorp. Inc.[a]	2,678	63,870
Guaranty Bancorp.	2,867	81,279
Hancock Holding Co.	9,722	522,071
Hanmi Financial Corp.	3,775	118,913
Heartland Financial USA Inc.	2,586	137,446
Heritage Commerce Corp.	4,321	69,179
Heritage Financial Corp./WA	3,532	108,786
HomeTrust Bancshares Inc.[a]	2,041	51,739
Horizon Bancorp./IN	2,726	83,007
Independent Bank Corp./MI	2,560	59,008
Independent Bank Corp./Rockland MA	2,776	198,068
Independent Bank Group Inc.	1,440	103,320
Lakeland Bancorp. Inc.	5,308	106,691
Lakeland Financial Corp.	2,759	132,625
MainSource Financial Group Inc.	3,015	118,640
Mercantile Bank Corp.	1,966	68,594
National Bank Holdings Corp. Class A	3,111	103,410
National Commerce Corp.[a]	1,351	61,268
Nicolet Bankshares Inc.[a]	1,064	57,765
OFG Bancorp.	5,282	60,215
Opus Bank	2,663	72,167
Peapack Gladstone Financial Corp.	1,813	64,398
People’s Utah Bancorp.	1,724	54,478
Peoples Bancorp. Inc./OH	1,963	69,902
Popular Inc.	2,337	94,976
Preferred Bank/Los Angeles CA	1,550	99,851
QCR Holdings Inc.	1,495	65,556
Republic Bancorp. Inc./KY Class A	1,233	47,520
Republic First Bancorp. Inc.[a]	5,430	48,056

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
S&T Bancorp. Inc.	3,705	$149,534
Sandy Spring Bancorp. Inc.	2,689	101,698
State Bank Financial Corp.	3,934	120,026
TriCo Bancshares	2,437	90,120
TriState Capital Holdings Inc.[a]	2,738	65,849
Triumph Bancorp. Inc.[a]	2,074	79,849
Union Bankshares Corp.	5,922	223,556
Univest Corp. of Pennsylvania	3,157	88,396
Veritex Holdings Inc.[a]	2,036	58,046
WesBanco Inc.	4,201	172,283

		6,964,631
BEVERAGES — 0.34%
MGP Ingredients Inc.	1,364	122,132
National Beverage Corp.	1,368	151,123

		273,255
BIOTECHNOLOGY — 3.51%
Biohaven Pharmaceutical Holding Co. Ltd.[a]	1,124	38,845
Bioverativ Inc.[a,b]	11,956	1,232,185
Blueprint Medicines Corp.[a,b]	3,533	277,871
Emergent BioSolutions Inc.[a]	4,102	200,137
Enanta Pharmaceuticals Inc.[a,b]	1,682	142,886
Immunomedics Inc.[a]	11,101	185,054
MiMedx Group Inc.[a,b]	12,536	209,978
Myriad Genetics Inc.[a]	7,986	294,524
PDL BioPharma Inc.[a]	17,615	48,617
Repligen Corp.[a]	3,938	139,287
Vanda Pharmaceuticals Inc.[a]	4,738	75,097

		2,844,481
BUILDING PRODUCTS — 0.65%
American Woodmark Corp.[a]	1,636	222,251
Armstrong Flooring Inc.[a]	2,470	38,260
CSW Industrials Inc.[a]	1,885	90,292
Patrick Industries Inc.[a]	2,769	177,354

		528,157
CAPITAL MARKETS — 0.45%
Cowen Inc. Class Aa	3,372	43,667
Diamond Hill Investment Group Inc.	391	82,251
Piper Jaffray Companies	1,688	155,803
Pzena Investment Management Inc. Class A	2,134	26,696
Westwood Holdings Group Inc.	906	59,316

		367,733

Security	Shares	Value
CHEMICALS — 1.77%
AdvanSix Inc.[a]	3,577	$141,148
AgroFresh Solutions Inc.[a,b]	2,816	21,233
American Vanguard Corp.	3,204	67,764
Chase Corp.	884	99,317
FutureFuel Corp.	3,189	42,733
Hawkins Inc.	1,157	40,842
Innophos Holdings Inc.	2,307	106,745
Innospec Inc.	2,789	200,250
KMG Chemicals Inc.	1,501	91,186
Kronos Worldwide Inc.	2,757	75,680
Quaker Chemical Corp.	1,542	237,314
Stepan Co.	2,374	186,169
Tredegar Corp.	2,965	54,408
Venator Materials PLC[a]	3,162	71,524

		1,436,313
COMMERCIAL SERVICES & SUPPLIES — 1.78%
ACCO Brands Corp.[a]	12,529	148,468
Brady Corp. Class A	5,279	201,922
Casella Waste Systems Inc. Class Aa	4,577	117,080
Ennis Inc.	3,037	60,436
Essendant Inc.	4,498	40,707
InnerWorkings Inc.[a]	4,693	46,977
Kimball International Inc. Class B	4,411	81,912
McGrath RentCorp	2,681	128,152
SP Plus Corp.[a]	2,683	103,430
Tetra Tech Inc.	6,607	328,368
Viad Corp.	2,400	136,320
VSE Corp.	1,045	51,780

		1,445,552
COMMUNICATIONS EQUIPMENT — 1.98%
ADTRAN Inc.	5,633	90,128
Applied Optoelectronics Inc.[a,b]	2,187	70,837
CalAmp Corp.[a]	4,191	102,596
Comtech Telecommunications Corp.	2,823	61,061
Extreme Networks Inc.[a]	12,905	193,962
InterDigital Inc./PA	3,972	310,015
Mitel Networks Corp.[a]	10,512	94,608
NETGEAR Inc.[a,b]	3,696	257,611
Oclaro Inc.[a]	19,802	117,624
Ribbon Communications Inc.[a]	6,134	42,815
Ubiquiti Networks Inc.[a,b]	3,288	265,243

		1,606,500

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.33%
Aegion Corp.[a]	3,896	$97,712
Argan Inc.	1,746	76,126
MYR Group Inc.[a]	1,964	66,540
NV5 Global Inc.[a,b]	970	47,287
Quanta Services Inc.[a]	17,434	671,035
Tutor Perini Corp.[a]	4,692	116,127

		1,074,827
CONSTRUCTION MATERIALS — 0.03%
U.S. Lime & Minerals Inc.	311	23,869

		23,869
CONSUMER FINANCE — 0.56%
EZCORP Inc. Class Aa,b	6,107	72,063
Green Dot Corp. Class Aa	4,722	289,270
World Acceptance Corp.[a,b]	791	93,377

		454,710
DIVERSIFIED CONSUMER SERVICES — 1.48%
Adtalem Global Education Inc.[a]	6,881	316,526
American Public Education Inc.[a]	1,964	49,886
Capella Education Co.	1,348	107,233
Carriage Services Inc.	1,725	45,937
Grand Canyon Education Inc.[a]	5,326	495,265
K12 Inc.[a]	4,132	71,690
Strayer Education Inc.	1,251	115,692

		1,202,229
DIVERSIFIED FINANCIAL SERVICES — 0.64%
Cannae Holdings Inc.[a]	6,894	120,024
Texas Pacific Land Trust	736	395,269

		515,293
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.63%
IDT Corp. Class B	2,333	25,360
Iridium Communications Inc.[a,b]	9,777	124,168
ORBCOMM Inc.[a,b]	8,269	95,011
Vonage Holdings Corp.[a]	23,893	267,362

		511,901
ELECTRIC UTILITIES — 3.10%
ALLETE Inc.	5,939	430,221
El Paso Electric Co.	4,752	248,054
Great Plains Energy Inc.	25,108	781,361
Hawaiian Electric Industries Inc.	12,677	432,413
Otter Tail Corp.	4,185	178,281
Portland General Electric Co.	10,383	439,720

		2,510,050

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.26%
Encore Wire Corp.	2,422	$122,553
Powell Industries Inc.	1,036	33,763
Sunrun Inc.[a]	8,326	52,704

		209,020
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.83%
Anixter International Inc.[a]	3,492	292,280
AVX Corp.	5,956	106,851
Badger Meter Inc.	3,416	164,651
Benchmark Electronics Inc.[a]	5,850	169,358
Coherent Inc.[a]	2,868	744,303
Control4 Corp.[a]	2,795	75,772
CTS Corp.	3,685	101,338
Daktronics Inc.	4,569	42,309
Electro Scientific Industries Inc.[a]	3,542	82,954
ePlus Inc.[a]	1,666	128,615
Fabrinet[a]	4,421	109,685
II-VI Inc.[a,b]	6,657	283,921
Insight Enterprises Inc.[a]	4,197	155,793
KEMET Corp.[a]	5,988	121,916
Kimball Electronics Inc.[a]	3,201	59,219
Littelfuse Inc.	2,847	618,767
Mesa Laboratories Inc.	408	57,736
Methode Electronics Inc.	4,047	165,320
MTS Systems Corp.	1,324	68,649
Novanta Inc.[a]	3,846	222,683
OSI Systems Inc.[a,b]	2,081	137,512
Park Electrochemical Corp.	2,330	42,639
PC Connection Inc.	1,449	37,964
Plexus Corp.[a]	3,925	234,519
Rogers Corp.[a]	2,123	349,828
Sanmina Corp.[a]	8,822	230,695
ScanSource Inc.[a]	3,001	102,634
SYNNEX Corp.	3,456	424,155
Systemax Inc.	1,783	55,362
Tech Data Corp.[a]	4,445	445,700
TTM Technologies Inc.[a]	10,143	167,258
Vishay Intertechnology Inc.	15,658	343,693

		6,344,079
ENERGY EQUIPMENT & SERVICES — 0.70%
Exterran Corp.[a]	3,723	107,520
Matrix Service Co.[a]	3,192	57,137
McDermott International Inc.[a]	27,954	245,436
Natural Gas Services Group Inc.[a]	1,549	42,675

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
NCS Multistage Holdings Inc.[a]	1,337	$21,846
Newpark Resources Inc.[a]	10,138	92,256

		566,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.02%
Agree Realty Corp.[b]	3,364	161,943
Alexander & Baldwin Inc.	5,246	139,124
Armada Hoffler Properties Inc.	5,333	76,742
CareTrust REIT Inc.	8,947	142,168
Chesapeake Lodging Trust	7,032	192,466
Community Healthcare Trust Inc.	2,156	57,436
CoreCivic Inc.	13,806	320,437
CoreSite Realty Corp.	3,992	432,413
Easterly Government Properties Inc.	4,690	97,693
Four Corners Property Trust Inc.	7,166	169,118
Getty Realty Corp.	3,951	103,674
InfraREIT Inc.[a]	5,164	98,013
LaSalle Hotel Properties	13,210	403,433
LTC Properties Inc.	290	11,884
Monmouth Real Estate Investment Corp.	7,434	127,047
National Storage Affiliates Trust	4,492	113,962
One Liberty Properties Inc.	1,795	43,870
Pebblebrook Hotel Trust	8,061	314,379
Preferred Apartment Communities Inc. Class A	3,880	64,680
PS Business Parks Inc.	2,386	291,354
Quality Care Properties Inc.[a]	10,995	148,433
Tier REIT Inc.	5,645	109,569
Universal Health Realty Income Trust	1,525	101,489
Urstadt Biddle Properties Inc. Class A	3,526	68,475
Xenia Hotels & Resorts Inc.	12,487	277,211

		4,067,013
FOOD & STAPLES RETAILING — 0.64%
Chefs’ Warehouse Inc. (The)[a]	2,507	51,017
SpartanNash Co.	4,396	107,131
United Natural Foods Inc.[a]	5,908	281,221
Village Super Market Inc. Class A	1,078	25,311
Weis Markets Inc.	1,287	51,171

		515,851
FOOD PRODUCTS — 0.93%
Fresh Del Monte Produce Inc.	3,816	180,535
John B Sanfilippo & Son Inc.	990	61,994
Landec Corp.[a]	2,975	39,121
Sanderson Farms Inc.	2,390	303,291
Seaboard Corp.	33	143,088

Security	Shares	Value
Seneca Foods Corp. Class Aa	912	$28,774

		756,803
GAS UTILITIES — 0.17%
Chesapeake Utilities Corp.	1,823	133,990

		133,990
HEALTH CARE EQUIPMENT & SUPPLIES — 7.64%
Abaxis Inc.	2,627	188,225
Analogic Corp.	1,451	120,288
AngioDynamics Inc.[a]	4,144	72,147
Anika Therapeutics Inc.[a]	1,732	115,559
Atrion Corp.	175	100,695
AxoGen Inc.[a,b]	3,363	93,491
Cantel Medical Corp.	4,334	480,771
Cardiovascular Systems Inc.[a]	3,903	96,443
CONMED Corp.	2,948	170,335
CryoLife Inc.[a]	3,593	67,728
Cutera Inc.[a]	1,586	78,666
Exactech Inc.[a]	1,288	64,529
Globus Medical Inc. Class Aa	8,335	383,743
Haemonetics Corp.[a]	6,012	388,676
Halyard Health Inc.[a]	5,464	266,698
Heska Corp.[a]	776	60,489
ICU Medical Inc.[a]	1,866	427,221
Integer Holdings Corp.[a]	3,227	161,834
iRhythm Technologies Inc.[a]	1,087	64,818
Lantheus Holdings Inc.[a]	3,336	76,728
LeMaitre Vascular Inc.	1,803	62,744
LivaNova PLC[a]	4,777	408,672
Masimo Corp.[a]	5,527	520,864
Meridian Bioscience Inc.	5,028	78,688
Merit Medical Systems Inc.[a]	5,869	272,615
Neogen Corp.[a,b]	5,854	345,562
OraSure Technologies Inc.[a]	6,993	152,168
Orthofix International NVa	2,143	123,094
Penumbra Inc.[a,b]	3,114	310,154
Quidel Corp.[a,b]	3,343	153,043
Surmodics Inc.[a]	1,584	46,411
Tactile Systems Technology Inc.[a]	1,703	53,696
Varex Imaging Corp.[a]	4,411	187,335

		6,194,130
HEALTH CARE PROVIDERS & SERVICES — 4.62%
Aceto Corp.	3,612	39,768
Almost Family Inc.[a]	1,409	80,383
Amedisys Inc.[a]	3,374	180,914
AMN Healthcare Services Inc.[a]	5,610	300,977

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
BioTelemetry Inc.[a]	3,631	$123,999
Chemed Corp.	1,866	486,224
CorVel Corp.[a]	1,231	63,581
Diplomat Pharmacy Inc.[a]	5,604	151,252
Ensign Group Inc. (The)	5,679	130,787
LHC Group Inc.[a]	1,934	121,455
Magellan Health Inc.[a]	2,765	275,394
National Healthcare Corp.	1,263	78,773
National Research Corp. Class A	1,148	43,222
Owens & Minor Inc.	6,933	146,009
Providence Service Corp. (The)[a]	1,363	87,682
RadNet Inc.[a]	4,571	46,396
Tivity Health Inc.[a]	4,163	161,316
Triple-S Management Corp. Class Ba	2,792	64,160
U.S. Physical Therapy Inc.	1,485	112,786
WellCare Health Plans Inc.[a]	4,978	1,047,272

		3,742,350
HEALTH CARE TECHNOLOGY — 0.83%
Computer Programs & Systems Inc.	1,423	42,619
HMS Holdings Corp.[a,b]	9,702	166,195
Inovalon Holdings Inc. Class Aa	6,731	87,503
Omnicell Inc.[a]	4,378	214,741
Quality Systems Inc.[a]	5,645	73,385
Vocera Communications Inc.[a]	3,111	91,152

		675,595
HOTELS, RESTAURANTS & LEISURE — 0.50%
Del Taco Restaurants Inc.[a]	4,190	53,087
Golden Entertainment Inc.[a]	1,352	42,345
International Speedway Corp. Class A	1,639	76,050
Marcus Corp. (The)	2,134	55,484
Monarch Casino & Resort Inc.[a]	1,364	62,144
Ruth’s Hospitality Group Inc.	3,438	81,480
Speedway Motorsports Inc.	1,526	31,664

		402,254
HOUSEHOLD DURABLES — 1.49%
Beazer Homes USA Inc.[a]	3,786	70,193
Cavco Industries Inc.[a]	953	145,952
Century Communities Inc.[a,b]	2,264	71,542
Ethan Allen Interiors Inc.	3,182	79,073
Hamilton Beach Brands Holding Co. Class A	796	20,465
Hooker Furniture Corp.	1,316	48,889
iRobot Corp.[a]	3,234	287,018
La-Z-Boy Inc.	5,654	170,468
TopBuild Corp.[a]	4,148	317,488

		1,211,088

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.26%
Central Garden & Pet Co.[a]	1,302	$51,025
Central Garden & Pet Co. Class Aa	4,150	156,538

		207,563
INDUSTRIAL CONGLOMERATES — 0.20%
Raven Industries Inc.	4,194	161,679

		161,679
INSURANCE — 3.35%
American Equity Investment Life Holding Co.	2,926	96,558
American National Insurance Co.	1,574	198,938
Argo Group International Holdings Ltd.	3,478	213,201
Aspen Insurance Holdings Ltd.	6,528	243,821
Assured Guaranty Ltd.	13,870	493,633
Baldwin & Lyons Inc. Class B	1,284	29,532
CNO Financial Group Inc.	1,502	36,934
Donegal Group Inc. Class A	1,609	28,238
EMC Insurance Group Inc.	1,162	32,826
Employers Holdings Inc.	3,795	160,908
FBL Financial Group Inc. Class A	1,263	87,905
Genworth Financial Inc. Class Aa	58,378	178,637
Global Indemnity Ltd.[a]	1,062	44,976
HCI Group Inc.	964	33,692
Heritage Insurance Holdings Inc.	3,112	52,997
Infinity Property & Casualty Corp.	1,160	117,450
Kinsale Capital Group Inc.	2,230	106,416
Maiden Holdings Ltd.	3,631	25,599
National Western Life Group Inc. Class A	285	92,311
Navigators Group Inc. (The)	2,697	131,074
Third Point Reinsurance Ltd.[a]	9,464	134,862
United Insurance Holdings Corp.	3,079	59,486
Universal Insurance Holdings Inc.	3,909	114,925

		2,714,919
INTERNET & DIRECT MARKETING RETAIL — 0.41%
1-800-Flowers.com Inc. Class Aa,b	2,975	31,014
Duluth Holdings Inc. Class Ba,b	2,277	40,098
Nutrisystem Inc.	3,519	152,197
PetMed Express Inc.	2,434	110,017

		333,326
INTERNET SOFTWARE & SERVICES — 0.95%
Blucora Inc.[a]	5,040	122,976
Carbonite Inc.[a]	2,656	66,931
Cision Ltd.[a]	4,353	51,757

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
CommerceHub Inc. Series Aa	1,669	$33,747
CommerceHub Inc. Series Ca	3,435	66,261
Limelight Networks Inc.[a]	9,255	40,537
LivePerson Inc.[a]	5,965	71,282
Quotient Technology Inc.[a]	8,720	102,896
Trade Desk Inc. (The) Class Aa	3,378	163,766
Tucows Inc. Class Aa	950	51,490

		771,643
IT SERVICES — 2.04%
CACI International Inc. Class Aa	2,854	401,130
Convergys Corp.	10,922	254,155
Everi Holdings Inc.[a]	7,967	61,664
ExlService Holdings Inc.[a]	3,943	239,537
Hackett Group Inc. (The)	2,972	47,582
ManTech International Corp./VA Class A	3,015	156,991
Net 1 UEPS Technologies Inc.[a]	6,694	80,529
Perficient Inc.[a]	4,168	80,734
Sykes Enterprises Inc.[a]	4,549	141,110
TTEC Holdings Inc.	1,810	71,857
Virtusa Corp.[a]	2,601	116,057

		1,651,346
LEISURE PRODUCTS — 0.14%
Sturm Ruger & Co. Inc.	2,086	110,454

		110,454
LIFE SCIENCES TOOLS & SERVICES — 1.88%
Bio-Rad Laboratories Inc. Class Aa	1,178	304,548
Bruker Corp.	12,919	460,045
Cambrex Corp.[a]	3,831	215,877
Luminex Corp.	4,320	87,221
Medpace Holdings Inc.[a]	971	35,665
PRA Health Sciences Inc.[a]	4,631	421,699

		1,525,055
MACHINERY — 3.77%
Alamo Group Inc.	1,162	133,665
Astec Industries Inc.	2,307	143,957
Barnes Group Inc.	5,967	392,569
Briggs & Stratton Corp.	5,032	121,674
Chart Industries Inc.[a]	3,427	169,876
Columbus McKinnon Corp./NY	2,394	98,034
ESCO Technologies Inc.	2,982	182,349
Gorman-Rupp Co. (The)	2,155	60,922
Greenbrier Companies Inc. (The)	3,342	167,601
Kadant Inc.	1,293	129,623
Lydall Inc.[a]	2,011	96,126

Security	Shares	Value
Manitowoc Co. Inc. (The)[a]	3,918	$157,034
Meritor Inc.[a]	9,827	268,081
Omega Flex Inc.	412	25,198
Park-Ohio Holdings Corp.	974	40,567
TriMas Corp.[a]	5,374	142,948
Trinity Industries Inc.	15,864	546,832
Wabash National Corp.	6,932	179,054

		3,056,110
MEDIA — 0.26%
Emerald Expositions Events Inc.[b]	2,175	46,936
Entercom Communications Corp. Class A	15,017	165,938

		212,874
METALS & MINING — 2.86%
Century Aluminum Co.[a]	6,199	137,928
Coeur Mining Inc.[a,b]	21,280	171,091
Commercial Metals Co.	13,511	324,804
Kaiser Aluminum Corp.	1,978	218,055
Materion Corp.	2,361	117,342
McEwen Mining Inc.[b]	31,209	68,660
Reliance Steel & Aluminum Co.	8,030	703,348
Ryerson Holding Corp.[a]	2,048	20,480
Schnitzer Steel Industries Inc. Class A	3,174	108,551
TimkenSteel Corp.[a]	4,507	72,968
Warrior Met Coal Inc.[b]	4,107	114,873
Worthington Industries Inc.	5,523	258,255

		2,316,355
MORTGAGE REAL ESTATE INVESTMENT — 0.61%
Apollo Commercial Real Estate Finance Inc.[b]	12,360	224,581
ARMOUR Residential REIT Inc.	4,530	106,047
PennyMac Mortgage Investment Trust[c]	7,815	128,166
Resource Capital Corp.	3,598	34,109

		492,903
MULTI-UTILITIES — 0.56%
Avista Corp.	7,462	375,786
Unitil Corp.	1,676	74,096

		449,882
MULTILINE RETAIL — 0.78%
Big Lots Inc.	5,169	314,172
Ollie’s Bargain Outlet Holdings Inc.[a]	5,707	317,024

		631,196
OIL, GAS & CONSUMABLE FUELS — 0.90%
Gener8 Maritime Inc.[a]	5,135	30,142
International Seaways Inc.[a]	1,769	29,525

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Midstates Petroleum Co. Inc.[a]	1,566	$25,698
Par Pacific Holdings Inc.[a]	2,750	50,132
Peabody Energy Corp.[a]	10,611	428,791
Renewable Energy Group Inc.[a,b]	4,222	45,175
REX American Resources Corp.[a,b]	666	54,379
SandRidge Energy Inc.[a]	3,837	68,644

		732,486
PAPER & FOREST PRODUCTS — 2.08%
Boise Cascade Co.	4,515	200,692
Domtar Corp.	7,314	375,647
Louisiana-Pacific Corp.[a]	16,868	499,461
Mercer International Inc.	5,332	78,380
Neenah Inc.	1,867	168,963
PH Glatfelter Co.	5,144	120,164
Resolute Forest Products Inc.[a]	6,945	79,868
Schweitzer-Mauduit International Inc.	3,602	163,099

		1,686,274
PERSONAL PRODUCTS — 0.21%
Medifast Inc.	1,134	77,917
USANA Health Sciences Inc.[a]	1,216	90,774

		168,691
PHARMACEUTICALS — 1.04%
Akcea Therapeutics Inc.[a,b]	2,037	44,101
Amphastar Pharmaceuticals Inc.[a,b]	4,388	81,792
ANI Pharmaceuticals Inc.[a]	971	65,212
Corcept Therapeutics Inc.[a,b]	9,959	229,207
Intersect ENT Inc.[a]	3,106	116,009
Phibro Animal Health Corp. Series A	2,288	77,907
Supernus Pharmaceuticals Inc.[a]	5,925	231,371

		845,599
PROFESSIONAL SERVICES — 1.39%
CBIZ Inc.[a]	6,157	101,591
Forrester Research Inc.	1,072	46,793
GP Strategies Corp.[a]	1,533	38,248
Heidrick & Struggles International Inc.	2,210	58,344
ICF International Inc.[a]	2,205	117,085
Kelly Services Inc. Class A	3,706	104,917
Korn/Ferry International	6,428	286,432
Navigant Consulting Inc.[a]	5,482	112,491
Resources Connection Inc.	3,357	54,887
RPX Corp.	5,307	74,510
TrueBlue Inc.[a]	4,935	134,972

		1,130,270

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.62%
Altisource Portfolio Solutions SAa,b	1,533	$42,924
Forestar Group Inc.[a]	1,210	29,524
HFF Inc. Class A	4,289	211,062
Marcus & Millichap Inc.[a]	2,052	66,998
RE/MAX Holdings Inc. Class A	2,090	103,141
RMR Group Inc. (The) Class A	720	46,620

		500,269
ROAD & RAIL — 1.14%
ArcBest Corp.	2,885	102,562
Covenant Transportation Group Inc. Class Aa	1,543	45,256
Daseke Inc.[a]	3,229	43,591
Heartland Express Inc.[b]	5,395	122,413
Marten Transport Ltd.	4,835	112,172
Roadrunner Transportation Systems Inc.[a]	3,789	21,105
Saia Inc.[a]	2,978	224,988
Universal Logistics Holdings Inc.	1,043	24,250
Werner Enterprises Inc.	5,495	223,646

		919,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.43%
Advanced Energy Industries Inc.[a]	4,663	331,679
Alpha & Omega Semiconductor Ltd.[a]	2,305	38,701
Amkor Technology Inc.[a]	12,508	125,830
Axcelis Technologies Inc.[a]	3,677	95,234
Brooks Automation Inc.	8,154	227,497
Cabot Microelectronics Corp.	2,960	301,594
Cirrus Logic Inc.[a]	7,422	367,908
Cohu Inc.	3,321	75,619
Diodes Inc.[a]	4,614	130,069
First Solar Inc.[a]	9,120	612,590
FormFactor Inc.[a]	8,522	122,291
Ichor Holdings Ltd.[a]	2,399	76,576
Kulicke & Soffa Industries Inc.[a]	8,316	191,351
MKS Instruments Inc.	6,321	646,638
Nanometrics Inc.[a]	2,793	69,183
NVE Corp.	585	49,035
Photronics Inc.[a]	8,189	68,788
Power Integrations Inc.	3,401	254,055
Rudolph Technologies Inc.[a]	3,551	93,036
SMART Global Holdings Inc.[a]	666	24,156
SolarEdge Technologies Inc.[a]	3,222	115,670

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Teradyne Inc.	22,290	$1,021,774
Ultra Clean Holdings Inc.[a,b]	3,777	81,923
Veeco Instruments Inc.[a]	5,415	90,160

		5,211,357
SOFTWARE — 0.52%
Ebix Inc.[b]	2,395	196,630
Pegasystems Inc.	4,437	225,621

		422,251
SPECIALTY RETAIL — 2.73%
Aaron’s Inc.[b]	7,446	304,467
Abercrombie & Fitch Co. Class A	7,994	165,556
Barnes & Noble Education Inc.[a]	4,319	28,721
Caleres Inc.	5,043	149,474
Children’s Place Inc. (The)	2,057	308,139
Citi Trends Inc.	1,673	39,332
DSW Inc. Class A	7,665	153,530
Express Inc.[a]	9,582	66,882
GameStop Corp. Class A	11,880	199,703
Genesco Inc.[a]	2,332	81,270
Guess? Inc.	7,354	135,093
Haverty Furniture Companies Inc.	2,229	49,707
Office Depot Inc.	60,631	197,051
Pier 1 Imports Inc.	8,943	29,691
Shoe Carnival Inc.	1,477	33,749
Sleep Number Corp.[a]	4,812	181,124
Winmark Corp.	303	40,602
Zumiez Inc.[a]	2,280	47,310

		2,211,401
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.33%
Electronics For Imaging Inc.[a]	5,449	159,329
Super Micro Computer Inc.[a,b]	4,602	105,040

		264,369
TEXTILES, APPAREL & LUXURY GOODS — 0.19%
Iconix Brand Group Inc.[a,b]	6,400	8,000
Movado Group Inc.	1,861	56,947
Unifi Inc.[a]	1,848	65,807
Vera Bradley Inc.[a,b]	2,437	22,640

		153,394
THRIFTS & MORTGAGE FINANCE — 1.35%
BofI Holding Inc.[a]	5,942	213,734
Federal Agricultural Mortgage Corp. Class C	1,053	84,503
First Defiance Financial Corp.	1,211	67,283

Security	Shares	Value
HomeStreet Inc.[a]	2,989	$88,026
Meridian Bancorp. Inc.	5,750	117,588
NMI Holdings Inc. Class Aa	5,985	109,825
Northwest Bancshares Inc.	10,658	179,587
OceanFirst Financial Corp.	3,274	86,597
TrustCo Bank Corp. NY	11,344	97,558
Waterstone Financial Inc.	3,016	51,574

		1,096,275
TOBACCO — 0.18%
Universal Corp./VA	2,972	142,656

		142,656
TRADING COMPANIES & DISTRIBUTORS — 0.59%
Aircastle Ltd.	6,464	152,680
CAI International Inc.[a]	1,842	52,055
Rush Enterprises Inc. Class Aa	3,647	197,120
Rush Enterprises Inc. Class Ba	528	26,833
Titan Machinery Inc.[a]	2,243	48,202

		476,890
WATER UTILITIES — 0.30%
Connecticut Water Service Inc.	1,225	64,986
Middlesex Water Co.	1,843	69,408
SJW Group	1,812	108,430

		242,824
WIRELESS TELECOMMUNICATION SERVICES — 0.40%
Boingo Wireless Inc.[a,b]	4,265	103,426
Shenandoah Telecommunications Co.	5,483	186,422
Spok Holdings Inc.	2,311	36,052

		325,900

TOTAL COMMON STOCKS
(Cost: $71,388,546)		80,859,362

SHORT-TERM INVESTMENTS — 5.31%

MONEY MARKET FUNDS — 5.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	4,217,000	4,217,844
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	89,902	89,902

		4,307,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,307,484)		4,307,746

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 105.09%
(Cost: $75,696,030)	$85,167,108
Other Assets, Less Liabilities — (5.09)%	(4,126,312)

NET ASSETS — 100.00%	$81,040,796

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,888,870	2,328,130	[b]	—	4,217,000	$4,217,844	$23,914	[c]	$(331)	$80
BlackRock Cash Funds: Treasury, SL Agency Shares	100,964	—		(11,062)[b]	89,902	89,902	433		—	—
PennyMac Mortgage Investment Trust	4,068	4,454		(707)	7,815	128,166	6,057		(1,146)	(5,335)

						$4,435,912	$30,404		$(1,477)	$(5,255)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$80,859,362	$—	$—	$80,859,362
Money market funds	4,307,746	—	—	4,307,746

Total	$85,167,108	$—	$—	$85,167,108

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$30,781,275	$501,100,233	$28,425,558
Affiliated (Note 2)	510,180	5,339,973	740,237

Total cost of investments in securities	$31,291,455	$506,440,206	$29,165,795

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$36,586,190	$577,286,966	$33,698,081
Affiliated (Note 2)	558,965	5,340,108	740,266
Foreign currency, at value[b]	26,478	303,048	37,588
Cash	197	—	—
Receivables:
Due from custodian (Note 4)	2,088	477,189	—
Dividends and interest	30,379	185,832	23,638
Tax reclaims	4,861	231,892	3,334

Total Assets	37,209,158	583,825,035	34,502,907

LIABILITIES
Payables:
Investment securities purchased	2,088	1,342,433	14,581
Collateral for securities on loan (Note 1)	249,870	3,542,141	730,989
Deferred foreign capital gains taxes (Note 1)	—	—	1,807
Investment advisory fees (Note 2)	10,018	127,546	10,859

Total Liabilities	261,976	5,012,120	758,236

NET ASSETS	$36,947,182	$578,812,915	$33,744,671

Net assets consist of:
Paid-in capital	$30,934,855	$501,882,168	$28,371,252
Distributions in excess of net investment income	(57,472)	(4,453,462)	(132,960)
Undistributed net realized gain	214,770	5,168,973	233,748
Net unrealized appreciation	5,855,029	76,215,236	5,272,631

NET ASSETS	$36,947,182	$578,812,915	$33,744,671

Shares outstanding[c]	1,150,000	19,000,000	1,000,000

Net asset value per share	$32.13	$30.46	$33.74

[a]	Securities on loan with values of $238,310, $3,395,000 and $690,369, respectively. See Note 1.
[b]	Cost of foreign currency: $25,872, $295,378 and $36,540, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2018

	iShares Edge MSCI Multifactor USA ETF	iShares Edge MSCI Multifactor USA Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$930,465,086	$71,258,926
Affiliated (Note 2)	7,043,712	4,437,104

Total cost of investments in securities	$937,508,798	$75,696,030

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,038,200,421	$80,731,196
Affiliated (Note 2)	7,043,756	4,435,912
Cash	10,114	—
Receivables:
Investment securities sold	—	50,332
Dividends and interest	280,874	25,342
Capital shares sold	—	35,608

Total Assets	1,045,535,165	85,278,390

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	5,846,955	4,217,867
Investment advisory fees (Note 2)	158,770	19,727

Total Liabilities	6,005,725	4,237,594

NET ASSETS	$1,039,529,440	$81,040,796

Net assets consist of:
Paid-in capital	$924,761,906	$70,870,305
Undistributed net investment income	280,328	8,342
Undistributed net realized gain	6,751,827	691,071
Net unrealized appreciation	107,735,379	9,471,078

NET ASSETS	$1,039,529,440	$81,040,796

Shares outstanding[b]	31,400,000	2,000,000

Net asset value per share	$33.11	$40.52

[a]	Securities on loan with values of $5,822,734 and $4,056,141, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$222,091	$2,723,283	$180,950
Dividends — affiliated (Note 2)	1,770	3,291	128
Securities lending income — affiliated — net (Note 2)	1,931	8,462	13,310
Non-cash dividends — unaffiliated	—	151,865	—

	225,792	2,886,901	194,388
Less: Other foreign taxes (Note 1)	(190)	—	—

Total investment income	225,602	2,886,901	194,388

EXPENSES
Investment advisory fees (Note 2)	47,105	548,123	47,428
Commitment fees (Note 7)	13	—	—

Total expenses	47,118	548,123	47,428
Less investment advisory fees waived (Note 2)	(672)	—	—

Net expenses	46,446	548,123	47,428

Net investment income	179,156	2,338,778	146,960

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,943)	(1,869,781)	(235,177)
Investments — affiliated (Note 2)	(608)	(64)	(43)
In-kind redemptions — unaffiliated	595,289	8,534,570	648,746
Foreign currency transactions	(1,774)	(30,731)	(16)

Net realized gain	578,964	6,633,994	413,510

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[b]	3,557,145	45,018,854	3,208,768
Investments — affiliated (Note 2)	18,740	112	9
Translation of assets and liabilities in foreign currencies	627	8,528	1,217

Net change in unrealized appreciation/depreciation	3,576,512	45,027,494	3,209,994

Net realized and unrealized gain	4,155,476	51,661,488	3,623,504

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,334,632	$54,000,266	$3,770,464

[a]	Net of foreign withholding tax of $11,425, $211,763 and $13,674, respectively.
[b]	Net of deferred foreign capital gains taxes of $ —, $ — and $1,807, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2018

	iShares Edge MSCI Multifactor USA ETF	iShares Edge MSCI Multifactor USA Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,054,223	$386,328
Dividends — affiliated (Note 2)	5,545	6,490
Securities lending income — affiliated — net (Note 2)	5,338	23,914
Non-cash dividends — unaffiliated	—	55,357

Total investment income	7,065,106	472,089

EXPENSES
Investment advisory fees (Note 2)	713,389	96,281

Total expenses	713,389	96,281

Net investment income	6,351,717	375,808

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,863,914	(782,066)
Investments — affiliated (Note 2)	(188)	(1,492)
In-kind redemptions — unaffiliated	9,361,953	2,744,080
In-kind redemptions — affiliated (Note 2)	—	15

Net realized gain	12,225,679	1,960,537

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	77,890,343	4,372,652
Investments — affiliated (Note 2)	44	(5,255)

Net change in unrealized appreciation/depreciation	77,890,387	4,367,397

Net realized and unrealized gain	90,116,066	6,327,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,467,783	$6,703,742

[a]	Net of foreign withholding tax of $1,089 and $303, respectively.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Multifactor Global ETF		iShares Edge MSCI Multifactor Intl ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$179,156	$301,235	$2,338,778	$5,196,660
Net realized gain	578,964	231,085	6,633,994	2,503,662
Net change in unrealized appreciation/depreciation	3,576,512	2,276,559	45,027,494	32,484,044

Net increase in net assets resulting from operations	4,334,632	2,808,879	54,000,266	40,184,366

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(317,509)	(242,601)	(7,474,493)	(5,334,780)

Total distributions to shareholders	(317,509)	(242,601)	(7,474,493)	(5,334,780)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,361,522	19,018,631	323,466,741	110,092,452
Cost of shares redeemed	(3,032,383)	(2,700,906)	(40,116,420)	(10,274,220)

Net increase in net assets from capital share transactions	9,329,139	16,317,725	283,350,321	99,818,232

INCREASE IN NET ASSETS	13,346,262	18,884,003	329,876,094	134,667,818

NET ASSETS
Beginning of period	23,600,920	4,716,917	248,936,821	114,269,003

End of period	$36,947,182	$23,600,920	$578,812,915	$248,936,821

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(57,472)	$80,881	$(4,453,462)	$682,253

SHARES ISSUED AND REDEEMED
Shares sold	400,000	750,000	11,200,000	4,700,000
Shares redeemed	(100,000)	(100,000)	(1,400,000)	(400,000)

Net increase in shares outstanding	300,000	650,000	9,800,000	4,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Intl Small-Cap ETF		iShares Edge MSCI Multifactor USA ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$146,960	$233,521	$6,351,717	$5,677,257
Net realized gain	413,510	81,076	12,225,679	18,246,915
Net change in unrealized appreciation/depreciation	3,209,994	1,773,626	77,890,387	26,236,907

Net increase in net assets resulting from operations	3,770,464	2,088,223	96,467,783	50,161,079

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(302,048)	(236,669)	(6,634,543)	(5,221,628)

Total distributions to shareholders	(302,048)	(236,669)	(6,634,543)	(5,221,628)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,885,285	10,659,516	473,609,535	529,840,200
Cost of shares redeemed	(3,172,393)	—	(67,784,230)	(139,836,937)

Net increase in net assets from capital share transactions	12,712,892	10,659,516	405,825,305	390,003,263

INCREASE IN NET ASSETS	16,181,308	12,511,070	495,658,545	434,942,714

NET ASSETS
Beginning of period	17,563,363	5,052,293	543,870,895	108,928,181

End of period	$33,744,671	$17,563,363	$1,039,529,440	$543,870,895

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(132,960)	$22,128	$280,328	$563,154

SHARES ISSUED AND REDEEMED
Shares sold	500,000	400,000	15,100,000	19,250,000
Shares redeemed	(100,000)	—	(2,300,000)	(5,000,000)

Net increase in shares outstanding	400,000	400,000	12,800,000	14,250,000

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor USA Small-Cap ETF
	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$375,808	$301,559
Net realized gain (loss)	1,960,537	(702,378)
Net change in unrealized appreciation/depreciation	4,367,397	4,413,179

Net increase in net assets resulting from operations	6,703,742	4,012,360

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(403,358)	(281,294)

Total distributions to shareholders	(403,358)	(281,294)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,133,727	34,928,579
Cost of shares redeemed	(13,747,404)	(3,425,193)

Net increase in net assets from capital share transactions	25,386,323	31,503,386

INCREASE IN NET ASSETS	31,686,707	35,234,452

NET ASSETS
Beginning of period	49,354,089	14,119,637

End of period	$81,040,796	$49,354,089

Undistributed net investment income included in net assets at end of period	$8,342	$35,892

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	1,000,000
Shares redeemed	(350,000)	(100,000)

Net increase in shares outstanding	650,000	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Global ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$27.77	$23.58	$24.47	$25.28

Income from investment operations:
Net investment income[b]	0.20	0.61	0.43	0.15
Net realized and unrealized gain (loss)[c]	4.51	4.06	(0.99)	(0.85)

Total from investment operations	4.71	4.67	(0.56)	(0.70)

Less distributions from:
Net investment income	(0.35)	(0.48)	(0.33)	(0.11)

Total distributions	(0.35)	(0.48)	(0.33)	(0.11)

Net asset value, end of period	$32.13	$27.77	$23.58	$24.47

Total return	17.06%[d]	19.97%	(2.20)%	(2.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,947	$23,601	$4,717	$2,447
Ratio of expenses to average net assets[e]	0.35%	0.36%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.35%	0.37%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.33%	2.38%	1.91%	2.37%
Portfolio turnover rate[f]	17%[d]	31%	43%	21%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2018, the years ended July 31, 2017, July 31, 2016 and the period ended July 31, 2015 were 17%, 31%, 43% and 21%, respectively. See Note 4.

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Intl ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$27.06	$23.32	$24.70	$24.92

Income from investment operations:
Net investment income[b]	0.18	0.69	0.57	0.15
Net realized and unrealized gain (loss)[c]	3.74	3.65	(1.71)	(0.20)

Total from investment operations	3.92	4.34	(1.14)	(0.05)

Less distributions from:
Net investment income	(0.52)	(0.60)	(0.24)	(0.17)

Total distributions	(0.52)	(0.60)	(0.24)	(0.17)

Net asset value, end of period	$30.46	$27.06	$23.32	$24.70

Total return	14.62%[d]	18.84%	(4.62)%	(0.21)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$578,813	$248,937	$114,269	$4,940
Ratio of expenses to average net assets[e]	0.30%	0.32%	0.41%	0.45%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.34%	0.45%	n/a
Ratio of net investment income to average net assets[e]	1.28%	2.81%	2.51%	2.29%
Portfolio turnover rate[f]	21%[d]	45%	38%	19%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Intl Small-Cap ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$29.27	$25.26	$25.20	$25.03

Income from investment operations:
Net investment income[b]	0.20	0.69	0.51	0.13
Net realized and unrealized gain[c]	4.65	3.98	0.09	0.16

Total from investment operations	4.85	4.67	0.60	0.29

Less distributions from:
Net investment income	(0.38)	(0.66)	(0.54)	(0.12)

Total distributions	(0.38)	(0.66)	(0.54)	(0.12)

Net asset value, end of period	$33.74	$29.27	$25.26	$25.20

Total return	16.66%[d]	18.91%	2.48%	1.15%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,745	$17,563	$5,052	$5,040
Ratio of expenses to average net assets[e]	0.40%	0.44%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.24%	2.57%	2.13%	2.03%
Portfolio turnover rate[f]	20%[d]	44%	49%	17%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor USA ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$29.24	$25.04	$25.15	$25.12

Income from investment operations:
Net investment income[b]	0.28	0.54	0.44	0.08
Net realized and unrealized gain (loss)[c]	3.88	4.12	(0.22)	0.03

Total from investment operations	4.16	4.66	0.22	0.11

Less distributions from:
Net investment income	(0.29)	(0.46)	(0.33)	(0.08)

Total distributions	(0.29)	(0.46)	(0.33)	(0.08)

Net asset value, end of period	$33.11	$29.24	$25.04	$25.15

Total return	14.31%[d]	18.76%	0.92%	0.43%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,039,529	$543,871	$108,928	$5,030
Ratio of expenses to average net assets[e]	0.20%	0.21%	0.31%	0.35%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.23%	0.35%	n/a
Ratio of net investment income to average net assets[e]	1.78%	1.94%	1.84%	1.23%
Portfolio turnover rate[f]	23%[d]	49%	45%	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor USA Small-Cap ETF

	Six months ended Jan. 31, 2018 (Unaudited)	Year ended Jul. 31, 2017	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$36.56	$31.38	$30.76	$30.13

Income from investment operations:
Net investment income[b]	0.23	0.33	0.33	0.06
Net realized and unrealized gain[c]	3.97	5.16	0.58	0.61

Total from investment operations	4.20	5.49	0.91	0.67

Less distributions from:
Net investment income	(0.24)	(0.31)	(0.29)	(0.04)

Total distributions	(0.24)	(0.31)	(0.29)	(0.04)

Net asset value, end of period	$40.52	$36.56	$31.38	$30.76

Total return	11.51%[d]	17.57%	3.03%	2.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,041	$49,354	$14,120	$3,076
Ratio of expenses to average net assets[e]	0.30%	0.32%	0.46%	0.50%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.34%	0.50%	n/a
Ratio of net investment income to average net assets[e]	1.17%	0.94%	1.11%	0.75%
Portfolio turnover rate[f]	24%[d]	90%	49%	17%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Global	Non-diversified
Edge MSCI Multifactor Intl	Non-diversified
Edge MSCI Multifactor Intl Small-Cap	Non-diversified
Edge MSCI Multifactor USA	Non-diversified
Edge MSCI Multifactor USA Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Multifactor Global
Citigroup Global Markets Inc.	$1,860	$1,860	$—
Jefferies LLC	121,267	121,267	—
Macquarie Bank Limited	19,038	19,038	—
Merrill Lynch, Pierce, Fenner & Smith	96,145	96,145	—

	$238,310	$238,310	$—

Edge MSCI Multifactor Intl
Citigroup Global Markets Inc.	$113,617	$113,617	$—
JPMorgan Securities LLC	1,197,943	1,197,943	—
Merrill Lynch, Pierce, Fenner & Smith	557,428	557,428	—
Morgan Stanley & Co. LLC	143,556	143,556	—
UBS AG	1,382,456	1,382,456	—

	$3,395,000	$3,395,000	$—

Edge MSCI Multifactor Intl Small-Cap
Citigroup Global Markets Inc.	$164,137	$164,137	$—
Credit Suisse Securities (USA) LLC	10,500	10,500	—
Deutsche Bank Securities Inc.	19,117	19,117	—
JPMorgan Securities LLC	214,877	214,877	—
Merrill Lynch, Pierce, Fenner & Smith	94,470	94,470	—
UBS AG	187,268	187,268	—

	$690,369	$690,369	$—

Edge MSCI Multifactor USA
Credit Suisse Securities (USA) LLC	$3,754,995	$3,754,995	$—
JPMorgan Securities LLC	439,390	439,390	—
SG Americas Securities LLC	1,598,259	1,484,324	(113,935)
State Street Bank & Trust Company	30,090	30,090	—

	$5,822,734	$5,708,799	$(113,935)

Edge MSCI Multifactor USA Small-Cap
BNP Paribas New York Branch	$149,159	$149,159	$—
Citigroup Global Markets Inc.	496,936	496,936	—
Credit Suisse Securities (USA) LLC	955,050	955,050	—
Deutsche Bank Securities Inc.	165,167	165,167	—
HSBC Bank PLC	37,056	37,056	—
JPMorgan Securities LLC	1,083,764	1,083,764	—
Merrill Lynch, Pierce, Fenner & Smith	789,767	789,767	—
Scotia Capital (USA) Inc.	157,395	157,395	—
SG Americas Securities LLC	147,032	147,032	—
UBS AG	74,815	74,815	—

	$4,056,141	$4,056,141	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Global	0.35%
Edge MSCI Multifactor Intl	0.30
Edge MSCI Multifactor Intl Small-Cap	0.40
Edge MSCI Multifactor USA	0.20
Edge MSCI Multifactor USA Small-Cap	0.30

In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Edge MSCI Multifactor Global ETF through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Edge MSCI Multifactor USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF and iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Global	$440
Edge MSCI Multifactor Intl	2,099
Edge MSCI Multifactor Intl Small-Cap	2,835
Edge MSCI Multifactor USA	2,600
Edge MSCI Multifactor USA Small-Cap	8,987

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$1,736,286	$1,508,794
Edge MSCI Multifactor Intl	2,630,840	14,909,536
Edge MSCI Multifactor Intl Small-Cap	98,789	271,620
Edge MSCI Multifactor USA Small-Cap	1,157	942,297

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of January 31, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge MSCI Multifactor USA Small-Cap	3	44%

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$9,057,744	$4,559,996
Edge MSCI Multifactor Intl	128,686,389	79,832,877
Edge MSCI Multifactor Intl Small-Cap	8,073,793	4,847,463
Edge MSCI Multifactor USA	170,681,408	168,432,459
Edge MSCI Multifactor USA Small-Cap	16,093,033	15,547,342

In-kind transactions (see Note 4) for the six months ended January 31, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Global	$7,722,317	$2,995,403
Edge MSCI Multifactor Intl	269,464,389	38,750,222
Edge MSCI Multifactor Intl Small-Cap	12,433,613	3,115,568
Edge MSCI Multifactor USA	470,480,346	67,356,636
Edge MSCI Multifactor USA Small-Cap	38,480,099	13,661,018

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July, 31 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Multifactor Global	$350,393
Edge MSCI Multifactor Intl	737,624
Edge MSCI Multifactor Intl Small-Cap	169,400
Edge MSCI Multifactor USA	3,116,963
Edge MSCI Multifactor USA Small-Cap	980,261

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Multifactor Global	$31,360,284	$5,985,196	$(200,325)	$5,784,871
Edge MSCI Multifactor Intl	509,182,713	76,934,966	(3,490,605)	73,444,361
Edge MSCI Multifactor Intl Small-Cap	29,281,039	5,592,967	(435,659)	5,157,308
Edge MSCI Multifactor USA	939,865,687	117,496,814	(12,118,324)	105,378,490
Edge MSCI Multifactor USA Small-Cap	75,992,814	11,035,735	(1,861,441)	9,174,294

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares Edge MSCI Multifactor Global ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2018.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Global	$0.311991	$—	$0.040797	$0.352788	88%	—%	12%	100%
Edge MSCI Multifactor Intl	0.480982	—	0.038080	0.519062	93	—	7	100
Edge MSCI Multifactor Intl Small-Cap	0.309451	—	0.068109	0.377560	82	—	18	100
Edge MSCI Multifactor USA	0.270365	—	0.020304	0.290669	93	—	7	100
Edge MSCI Multifactor USA Small-Cap	0.193837	—	0.041923	0.235760	82	—	18	100

SUPPLEMENTAL INFORMATION	69

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdellivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-714-0118

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 29, 2018